UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares iBonds Sep 2017 Term Muni Bond ETF | IBMF | NYSE Arca
➢	iShares iBonds Sep 2018 Term Muni Bond ETF | IBMG | NYSE Arca
➢	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca
➢	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

MUNICIPAL BOND MARKET OVERVIEW

Short-term U.S. municipal bonds posted positive returns for the 12-month period ended March 31, 2017 (the “reporting period”). The S&P Short Term National AMT-Free Municipal Bond Index, a broad measure of short-term U.S. municipal bond performance, returned 0.60% for the reporting period.

Overall, the U.S. economy grew by 2.0% in 2016, down from 2.6% in 2015. Job growth remained robust as the unemployment rate declined steadily to 4.5% in March 2017, its lowest rate in almost 10 years. Retail sales grew by 5.2% during the reporting period, led by vehicle sales and internet retailers. However, other segments of the economy continued to struggle. For example, industrial production and business productivity were only slightly higher for the reporting period, posting gains of 1.5% and 1.3%, respectively.

Despite the modest overall level of economic growth, inflation picked up during the reporting period. The Consumer Price Index rose by 2.4% for the reporting period, while U.S. Treasury prices reflected inflation expectations of approximately 2.0% by the end of the reporting period, matching the stated inflation target of the U.S. Federal Reserve Bank (the “Fed”). The increase in the inflation rate reflected a recovery in energy prices after they bottomed in February 2016.

Uneven economic data kept the Fed from changing interest rates for most of the reporting period. However, improving growth in the third quarter of 2016 and rising inflation led the Fed to raise its short-term interest rate target twice in the last four months of the reporting period to a range of 0.75%-1.00%.

Municipal bonds rallied from the beginning of the reporting period through the end of October 2016 as municipal bond yields declined broadly. The rally in the municipal bond market was driven primarily by a favorable supply and demand environment. Although new municipal bond issuance increased during this period, including a monthly record in October 2016, demand for municipal bonds remained robust. According to Thomson Reuters Lipper Inc., municipal bond mutual funds experienced 54 consecutive weeks of net investment inflows before that streak ended in mid-October 2016.

Municipal bond yields reversed course and rose sharply following the outcome of the U.S. presidential election in November 2016. The election of Donald Trump drove expectations that new fiscal policies aimed at stimulating economic growth would lead to rising inflation and more Fed interest rate increases in 2017. At the same time, demand for municipal bonds tapered off, as indicated by significant outflows from municipal bond mutual funds in late 2016 and inconsistent flows in early 2017. As a result, municipal bonds gave up virtually all of their gains from earlier in the reporting period.

Overall, short-term municipal securities outperformed long-term municipal bonds for the reporting period, while lower-quality municipal bonds outpaced higher-rated municipal securities. The high-quality, short-term segment of the municipal bond market performed slightly better than the broader municipal bond market, as the short-term portion of the market tracked the Fed’s interest rate increases and the supply and demand of municipal bonds, while rising interest rates had a negative impact on longer-term municipal bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.49%	0.38%	0.69%	0.49%	0.38%	0.69%
5 Years	1.06%	0.99%	1.26%	5.43%	5.07%	6.46%
Since Inception	2.62%	2.62%	2.90%	20.57%	20.58%	22.98%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/7/10. The first day of secondary market trading was 1/8/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.40	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

The iShares iBonds Sep 2017 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017, as represented by the S&P AMT-Free Municipal Series 2017 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 0.49%, net of fees, while the total return for the Index was 0.69%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	28.60%
AA+	24.69
AA	19.31
AA-	17.30
A+	2.99
A	0.86
A-	0.89
BBB+	0.60
BBB	0.64
BBB-	0.05
Not Rated	4.07

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/17

State	Percentage of Total Investments [2]

California	11.95%
New York	9.06
Texas	7.32
Washington	6.44
Florida	6.13
Massachusetts	5.76
Arizona	4.35
Maryland	4.16
Pennsylvania	4.04
Virginia	3.87

TOTAL	63.08%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general reditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.48%	0.28%	0.68%	0.48%	0.28%	0.68%
Since Inception	1.35%	1.36%	1.03%	5.56%	5.59%	4.24%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/19/13. The first day of secondary market trading was 3/21/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.70	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018, as represented by the S&P AMT-Free Municipal Series 2018 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.68%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	30.13%
AA+	23.64
AA	18.72
AA-	17.91
A+	3.08
A	0.48
A-	0.58
BBB+	0.84
BBB	0.59
Not Rated	4.03

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/17

State	Percentage of Total Investments [2]

California	17.29%
New York	8.15
Washington	6.58
Texas	5.78
Florida	5.50
Arizona	4.55
Maryland	4.38
Virginia	4.30
Massachusetts	4.29
Nevada	2.93

TOTAL	63.75%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.46%	0.34%	0.60%	0.46%	0.34%	0.60%
Since Inception	1.65%	1.67%	1.60%	5.28%	5.36%	5.15%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.00	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 0.46%, net of fees, while the total return for the Index was 0.60%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/17

S&P Credit Rating[1]	Percentage of Total Investments [2]

AAA	31.86%
AA+	25.48
AA	16.28
AA-	15.83
A+	3.60
A	0.76
A-	1.02
BBB+	0.84
BBB	0.45
Not Rated	3.88

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/17

State	Percentage of Total Investments [2]

California	16.05%
New York	8.74
Texas	7.51
Florida	6.95
Washington	5.88
Maryland	5.73
Massachusetts	4.53
Arizona	3.72
Pennsylvania	3.35
Nevada	2.77

TOTAL	65.23%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.33%	0.33%	0.48%	0.33%	0.33%	0.48%
Since Inception	1.93%	1.99%	1.83%	5.17%	5.33%	4.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.90	$0.90	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 0.33%, net of fees, while the total return for the Index was 0.48%.

ALLOCATION BY CREDIT QUALITY

As of 3/31/17

S&P Credit Rating[1]	Percentage of Total Investments [2]
AAA	30.05%
AA+	26.96
AA	17.08
AA-	14.28
A+	3.27
A	1.08
A-	0.95
BBB+	0.87
BBB	0.61
BBB-	0.06
Not Rated	4.79

TOTAL	100.00%

TEN LARGEST STATES

As of 3/31/17

State	Percentage of Total Investments [2]
California	13.52%
New York	9.34
Texas	7.15
Washington	7.11
Florida	7.03
Massachusetts	6.48
Arizona	5.69
Maryland	4.26
Virginia	4.02
Ohio	2.77

TOTAL	67.37%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.76%

ALABAMA — 0.42%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$178,029
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		150	150,912
City of Huntsville AL GO
Series A
4.00%, 09/01/17		290	293,863
State of Alabama GO
Series A
4.00%, 06/01/17		250	251,355

			874,159
ALASKA — 0.64%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	126,021
5.00%, 06/30/17	(NPFGC)	110	111,173
5.00%, 06/30/17	(ETM) (NPFGC)	205	207,138
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	101,164
Series B
5.00%, 09/01/17	(NPFGC)	125	127,200
Series D
4.25%, 08/01/17	(AMBAC)	100	101,164
State of Alaska GO
Series A
5.00%, 08/01/17		570	577,735

			1,351,595
ARIZONA — 4.30%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/17		185	186,985
Arizona State University RB
Series A
4.00%, 07/01/17		130	131,062

Security		Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/17		$1,055	$1,066,383
Series A
4.00%, 07/01/17		150	151,218
City of Chandler AZ GO
3.00%, 07/01/17		100	100,558
City of Glendale AZ GOL
4.00%, 07/01/17		100	100,662
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	101,066
City of Mesa AZ RB
5.00%, 07/01/17		100	101,053
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	100,796
5.25%, 07/01/17	(NPFGC)	105	106,163
5.25%, 07/01/17	(ETM) (NPFGC-FGIC)	90	91,013
City of Phoenix AZ GO
Series A
5.00%, 07/01/17		480	485,179
City of Phoenix AZ GOL
Series C
4.00%, 07/01/17		150	151,226
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	100,568
4.00%, 07/01/17	(NPFGC)	175	176,430
5.00%, 07/01/17		400	404,260
5.50%, 07/01/17		325	328,867
Series A
4.00%, 07/01/17		180	181,433
5.00%, 07/01/17		165	166,708
Series B
5.00%, 07/01/17		325	328,471
Series C
5.00%, 07/01/17		310	313,208
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	101,056
City of Tempe AZ GO
Series C
5.00%, 07/01/17		250	252,682

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Tempe AZ RB
5.00%, 07/01/17		$240	$242,559
County of Maricopa AZ COP
5.00%, 07/01/17		250	252,632
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	100,812
Series A
3.00%, 07/01/17		250	251,408
Maricopa County Community College District GO
4.00%, 07/01/17		525	529,368
Series C
5.00%, 07/01/17		290	293,135
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	555	560,916
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	100,542
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/17	(NPFGC)	90	90,733
Series C
4.00%, 07/01/17		170	171,384
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/17		100	101,073
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	202,132
State of Arizona COP
4.00%, 09/01/17		100	101,316
State of Illinois RB
4.50%, 07/01/17	(AGM)	180	181,699
Town of Gilbert AZ GO
5.00%, 07/01/17		110	111,175
University of Arizona RB
5.00%, 07/01/17	(AGM)	195	197,083
Wisconsin Department of Transportation RB
4.00%, 06/01/17		300	301,647

			9,016,661

Security		Principal (000s)	Value
ARKANSAS — 0.05%
State of Arkansas GO
Series A
5.00%, 06/01/17		$100	$100,714

			100,714
CALIFORNIA — 11.80%
Acalanes Union High School District GO
0.00%, 08/01/17	(NPFGC)	100	99,715
Anaheim Union High School District GO
5.00%, 08/01/17		105	106,475
Berkeley Unified School District/CA GO
4.00%, 08/01/17		150	151,644
Cabrillo Community College District GO
5.00%, 08/01/17		100	101,412
California State Public Works Board RB
Series A
4.00%, 09/01/17		300	304,008
5.00%, 06/01/17		250	251,782
Series C
5.00%, 06/01/17		395	397,816
Series F
5.00%, 09/01/17		200	203,502
Series I
5.00%, 06/01/17		275	276,961
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/17		150	151,325
City of Cupertino CA COP
2.00%, 07/01/17		100	100,321
City of Los Angeles CA GO
Series A
4.00%, 09/01/17		250	253,453
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/17		625	628,456
5.00%, 06/01/17		200	201,440

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		$105	$106,145
Series A
3.00%, 06/01/17		125	125,485
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/17		350	353,713
County of Sacramento CA Airport System Revenue RB
Series D
3.75%, 07/01/17	(AGM)	380	382,637
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGC)	200	202,180
Eastside Union School District GO
Series A
0.00%, 08/01/17	(NPFGC)	250	249,000
Escondido Union School District/CA GO
Series B
5.00%, 08/01/17	(NPFGC)	160	162,181
Evergreen School District GO
Series A
6.00%, 08/01/17	(AGM)	100	101,720
Fullerton School District GO
4.00%, 08/01/17		145	146,581
Grossmont Union High School District GO
4.00%, 08/01/17		200	202,180
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	101,061
Long Beach Unified School District GO Series A
5.00%, 08/01/17		185	187,631
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/17		420	425,972
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	800	811,480

Security		Principal (000s)	Value
Series F
5.00%, 08/01/17		$75	$76,067
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17	(ETM)	210	213,354
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		560	566,126
Series B
5.00%, 07/01/17		915	924,979
Los Angeles Department of Water & Power System Revenue RB
Series A
4.13%, 07/01/17		300	302,604
5.00%, 07/01/17		410	414,453
Series A-1
5.00%, 07/01/17	(AMBAC)	270	272,932
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	574,685
5.50%, 07/01/17	(FGIC)	135	136,615
Series B
4.00%, 07/01/17	(AMBAC)	150	151,233
Series C
2.00%, 07/01/17		500	501,620
4.00%, 07/01/17	(AGM)	100	100,822
Series I
5.00%, 07/01/17		100	101,071
Series J
5.00%, 07/01/17		150	151,607
Series KRY
4.00%, 07/01/17		100	100,822
5.00%, 07/01/17		145	146,553
Series KY
5.00%, 07/01/17		320	323,427
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/17	(AGM)	100	101,040
Metropolitan Water District of Southern California RB
5.00%, 07/01/17		335	338,595

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series C
4.00%, 07/01/17		$135	$136,112
Series E
4.00%, 07/01/17		100	100,824
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	75,981
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,722
New Haven Unified School District GO
4.00%, 08/01/17		150	151,609
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	150,584
5.00%, 06/01/17		100	100,706
Oak Grove School District GO
Series B
4.00%, 08/01/17		125	126,350
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	226,570
Sacramento County Water Financing Authority RB
Series A
5.00%, 06/01/17	(NPFGC)	250	251,745
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	222,365
5.00%, 08/15/17	(AGM)	655	665,375
San Diego Community College District GO
4.00%, 08/01/17		400	404,400
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/17		200	202,010
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/17	(ETM)	285	289,061

Security		Principal (000s)	Value
San Diego Unified School District/CA GO
Series D-1
5.50%, 07/01/17	(NPFGC)	$365	$369,365
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/17		225	226,692
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/17		100	100,837
San Francisco Unified School District GO
Series A
5.00%, 06/15/17		260	262,306
San Jose Financing Authority RB Series A
4.00%, 06/01/17		125	125,684
San Juan Unified School District GO Series B
2.00%, 08/01/17		150	150,629
San Mateo County Community College District GO
4.00%, 09/01/17		345	349,726
San Mateo County Transit District RB Series A
5.25%, 06/01/17	(ETM) (NPFGC)	130	130,991
San Mateo Foster City School District/CA GO
Series A
2.00%, 08/01/17		175	175,744
Santa Clara Unified School District GO
5.00%, 07/01/17		200	202,142
Santa Margarita-Dana Point Authority RB
Series 2014A
5.00%, 08/01/17		100	101,422
Santa Monica Community College District GO
Series A
5.00%, 08/01/17		245	248,410

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		$100	$101,522
Southern California Public Power Authority RB
5.00%, 07/01/17		460	464,927
Series A
5.00%, 07/01/17		635	641,798
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC)	220	223,311
State of California GO
4.00%, 08/01/17		250	252,720
4.00%, 09/01/17		1,065	1,079,420
4.20%, 06/01/17	(SGI)	280	281,635
5.00%, 06/01/17	(SGI)	915	921,561
5.00%, 09/01/17		275	279,865
Series A
4.25%, 07/01/17	(ETM)	30	30,256
5.00%, 07/01/17	(ETM)	1,070	1,081,299
Series B
5.00%, 09/01/17		1,100	1,119,459
West Basin Municipal Water District/CA RB
Series A
4.00%, 08/01/17		50	50,530
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGC)	100	101,401
West Valley-Mission Community College District GO
Series A
4.00%, 08/01/17		200	202,188

			24,764,135
COLORADO — 1.07%
City & County of Denver CO GO
Series A
5.00%, 08/01/17		200	202,838
City & County of Denver CO RB
Series A
5.00%, 09/01/17	(ETM) (AGM)	350	356,135

Security		Principal (000s)	Value
County of Boulder CO RB
5.00%, 07/15/17		$50	$50,618
New Haven Unified School District RB
Series GG
4.50%, 06/01/17	(AGM)	70	70,448
Regional Transportation District COP
Series A
5.00%, 06/01/17		300	302,088
University of Colorado RB
Series A
4.00%, 06/01/17		75	75,413
5.00%, 06/01/17		750	755,370
Series B
4.00%, 06/01/17		125	125,687
5.00%, 06/01/17		305	307,184

			2,245,781
CONNECTICUT — 1.48%
City of Danbury CT GO
Series B
5.00%, 07/01/17		265	267,817
City of Hartford CT GO
Series A
5.25%, 08/15/17	(ETM) (AMBAC)	100	101,665
City of Stamford CT GO
Series B
5.00%, 07/01/17		300	303,219
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48	(MT 07/26/17)	100	99,950
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	201,518
Series C
5.00%, 06/01/17		1,130	1,138,113
5.00%, 06/15/17		100	100,882
Series E
4.00%, 08/15/17		150	151,811
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	180	181,919

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
5.25%, 07/01/17	(AMBAC)	$480	$485,352
University of Connecticut RB
Series A
4.00%, 08/15/17		75	75,882

			3,108,128

DELAWARE — 1.01%
City of Wilmington DE GO
Series A
5.00%, 06/01/17	(AGM)	100	100,718
County of New Castle DE GO
Series A
5.00%, 07/15/17		130	131,613
5.00%, 07/15/17	(ETM)	70	70,859
Series B
5.00%, 07/15/17		130	131,613
Delaware Transportation Authority RB
5.00%, 07/01/17		290	293,144
5.00%, 09/01/17		120	122,088
Series A
5.00%, 07/01/17		580	586,287
State of Delaware GO
Series A
3.00%, 07/01/17		130	130,728
5.00%, 07/01/17		280	282,999
Series B
5.00%, 07/01/17		275	277,945

			2,127,994

DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	870	876,272
Series C
5.00%, 06/01/17	(AGM)	100	100,721
Series F
5.00%, 06/01/17	(BHAC)	375	377,704

			1,354,697

FLORIDA — 6.05%
County of Hillsborough FL Utility Revenue RB
Series A
4.00%, 08/01/17		245	247,590

Security		Principal (000s)	Value
County of Miami-Dade FL GO
5.00%, 07/01/17		$120	$121,273
Series B
5.00%, 07/01/17		100	101,061
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC)	100	101,203
5.00%, 08/01/17	(NPFGC)	275	278,765
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	141,105
5.00%, 07/01/17		200	202,076
5.00%, 07/01/17	(AGM)	225	227,340
Series A
3.00%, 07/01/17		100	100,540
County of Palm Beach FL GO
5.00%, 08/01/17		290	294,135
County of Palm Beach FL RB
4.00%, 06/01/17		350	351,925
Florida Department of Environmental Protection RB
5.00%, 07/01/17		125	126,316
5.00%, 07/01/17	(AGC)	195	197,053
Series A
3.25%, 07/01/17		180	181,111
4.00%, 07/01/17		200	201,608
Series B
5.00%, 07/01/17		115	116,211
5.25%, 07/01/17		285	288,178
Florida Department of Management Services COP
Series A
5.00%, 08/01/17		500	507,040
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		845	854,067
Series B
5.00%, 07/01/17		500	505,330
Series C
5.00%, 07/01/17		350	353,755
Lee County School Board COP
5.00%, 08/01/17		200	202,778
Series B
5.00%, 08/01/17		300	304,167

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/17		$100	$101,045
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/17		175	176,802
Palm Beach County School District COP
Series B
3.00%, 08/01/17		100	100,725
5.00%, 08/01/17		150	152,084
School Board of Miami-Dade County (The) COP
Series A
5.00%, 08/01/17	(AMBAC)	100	101,367
State of Florida GO
5.00%, 07/01/17		435	439,694
Series A
5.00%, 06/01/17		1,910	1,923,790
5.00%, 07/01/17		340	343,669
Series B
5.00%, 06/01/17		610	614,405
Series C
5.00%, 06/01/17		270	271,949
Series D
5.00%, 06/01/17		225	226,624
5.50%, 06/01/17		330	332,656
Series E
5.00%, 06/01/17		175	176,263
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		545	550,848
5.00%, 07/01/17	(AMBAC)	130	131,395
Series B
5.00%, 07/01/17		260	262,790
Series C
5.00%, 07/01/17		430	434,614
Series E
5.00%, 07/01/17		225	227,414
Volusia County School Board COP
5.00%, 08/01/17		125	126,720

			12,699,481

Security		Principal (000s)	Value
GEORGIA — 3.25%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		$140	$141,322
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	302,172
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	191,324
Series A
4.00%, 06/01/17	(AGM)	100	100,514
5.00%, 06/01/17		965	971,813
Gwinnett County Water & Sewerage Authority RB
Series A
4.00%, 08/01/17	(GTD)	450	454,864
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17	(NPFGC)	315	318,364
State of Georgia GO
Series A
5.00%, 07/01/17		445	449,753
Series B
5.00%, 07/01/17		100	101,068
Series D
5.00%, 07/01/17		400	404,272
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	861,866
5.00%, 08/01/21	(PR 08/01/17)	950	963,262
Series I
5.00%, 07/01/17		660	667,049
Series J-1
4.00%, 07/01/17		875	882,166

			6,809,809
HAWAII — 1.13%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	50	50,531
Series A-2016
4.00%, 08/01/17		40	40,423
4.00%, 08/01/17	(ETM)	35	35,372

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
2.50%, 08/01/17		$100	$100,585
5.00%, 08/01/17		275	278,891
Series F
5.00%, 09/01/17		115	117,025
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	100,319
3.25%, 07/01/17		100	100,630
4.25%, 07/01/17	(NPFGC)	150	151,318
5.00%, 07/01/17		125	126,333
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	253,562
Series DO
5.00%, 08/01/17		200	202,850
Series DQ
5.00%, 06/01/17		435	438,128
Series DR
5.00%, 06/01/17		155	156,114
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		220	222,647

			2,374,728
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	100,702

			100,702
ILLINOIS — 2.02%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17		225	227,369
5.00%, 07/01/17	(ETM)	10	10,106
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(NPFGC)	180	179,492
0.00%, 06/15/17	(ETM) (NPFGC)	50	49,907
Series A
5.50%, 06/15/17	(NPFGC)	90	90,726

Security		Principal (000s)	Value
Series B
5.20%, 06/15/17	(NPFGC)	$100	$100,746
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	151,587
6.00%, 07/01/17	(NPFGC)	200	202,604
State of Illinois GO
5.00%, 08/01/17		475	480,311
First Series
5.50%, 08/01/17	(NPFGC)	35	35,464
Series A
5.00%, 06/01/17		850	854,887
5.00%, 06/01/17	(AGM)	75	75,473
State of Illinois RB
4.00%, 06/15/17		200	201,278
5.00%, 06/15/17		895	902,554
5.00%, 06/15/17	(ETM)	5	5,044
Second Series
5.50%, 06/15/17	(NPFGC)	320	323,056
Series B
4.50%, 06/15/17		350	352,594

			4,243,198
INDIANA — 0.82%
Indiana Finance Authority RB
Series C
5.00%, 07/01/17		50	50,518
Indiana University RB
Series A
2.00%, 06/01/17		100	100,216
Series V-1
3.00%, 08/01/17		275	277,065
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/17		320	322,189
Purdue University RB
Series BB-1
4.00%, 07/01/17		105	105,858
Series Y
5.00%, 07/01/17		200	202,158
Series Z-1
5.00%, 07/01/17		655	662,067

			1,720,071

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
IOWA — 0.68%
City of Des Moines IA GO Series A
5.00%, 06/01/17		$400	$402,832
Iowa Finance Authority RB
4.25%, 08/01/17	(ETM)	250	252,860
5.00%, 08/01/17		250	253,540
Series A
4.00%, 08/01/17		155	156,680
State of Iowa RB
4.00%, 06/15/17		150	151,011
Series A
5.00%, 06/01/17	(ETM)	215	216,522

			1,433,445
KANSAS — 0.33%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	402,504
Sedgwick County Unified School District No. 259 Wichita GO
5.00%, 09/01/17	(NPFGC)	200	203,522
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/17		75	76,326

			682,352
KENTUCKY — 0.51%
Kentucky Asset Liability Commission RB First Series
5.00%, 09/01/17	(NPFGC)	400	406,856
Kentucky Public Transportation Infrastructure Authority RB Series A
3.00%, 07/01/17		50	50,128
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17		150	152,083
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17		450	454,694

			1,063,761

Security		Principal (000s)	Value
LOUISIANA — 0.47%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	$165	$165,883
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	110,742
State of Louisiana GO Series C
5.00%, 07/15/17		565	571,944
State of Louisiana RB Series A
4.00%, 06/15/17		140	140,931

			989,500
MAINE — 0.60%
Maine Turnpike Authority RB
5.00%, 07/01/17		500	505,340
5.00%, 07/01/17	(AGM)	100	101,068
5.25%, 07/01/37	(PR 07/01/17) (AMBAC)	250	252,815
State of Maine GO
5.00%, 06/01/17		400	402,896

			1,262,119
MARYLAND — 4.11%
City of Baltimore MD RB Series D
5.00%, 07/01/17	(AMBAC)	150	151,599
City of Frederick MD GO
5.00%, 09/01/17		100	101,782
County of Baltimore MD GO
5.00%, 08/01/17		345	349,896
Series B
5.00%, 08/01/17		500	507,095
County of Frederick MD GO
4.00%, 06/01/17		50	50,276
5.00%, 06/01/18	(PR 06/01/17)	100	100,716
Series B
4.00%, 08/01/17		100	101,087
County of Howard MD GO Series B
5.00%, 08/15/17		365	370,778

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
County of Montgomery MD GO
Series A
5.00%, 07/01/17		$300	$303,204
5.00%, 08/01/17		200	202,838
County of Montgomery MD GOL Series A
5.00%, 08/01/17		150	152,129
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	354,256
Series B
5.00%, 07/15/17		200	202,466
Series C
5.00%, 08/01/17		200	202,838
Maryland State Transportation Authority RB
5.00%, 07/01/17		300	303,213
Series A
4.00%, 07/01/17		380	383,124
5.00%, 07/01/17		100	101,071
State of Maryland Department of Transportation RB
Second Series
4.00%, 09/01/17		115	116,556
5.00%, 06/01/17		100	100,718
State of Maryland GO
Second Series
5.00%, 07/15/17		475	480,857
5.00%, 08/01/17		485	491,882
Second Series A
3.00%, 08/15/17		100	100,822
Second Series B
5.00%, 08/01/17		725	735,287
5.25%, 08/15/17		360	366,030
Series A
5.00%, 08/15/23	(PR 08/15/17)	250	253,965
Series B
4.50%, 08/01/17		750	759,397
Washington Suburban Sanitary Commission GO
4.00%, 06/01/17		400	402,208
5.00%, 06/01/17		475	478,410

Security		Principal (000s)	Value
Series A
5.00%, 06/01/17		$400	$402,872

			8,627,372
MASSACHUSETTS — 5.69%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	101,366
Series C
5.25%, 08/01/17		425	431,434
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		255	257,114
Series A
4.00%, 08/01/17		300	303,297
5.00%, 08/01/17		450	456,439
Series B
3.00%, 07/01/17		100	100,580
3.00%, 08/01/17		180	181,381
4.00%, 08/01/17		250	252,748
5.00%, 06/01/17		210	211,514
5.00%, 07/01/17		400	404,316
5.00%, 08/01/17		350	355,009
Series C
4.13%, 08/01/17	(AGM)	120	121,369
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	456,286
Series D
5.50%, 08/01/17		215	218,434
Massachusetts Bay Transportation Authority RB
Series A
3.00%, 07/01/17		100	100,570
Series B
5.00%, 07/01/17		175	176,897
5.25%, 07/01/17		1,155	1,168,121
Series C
5.50%, 07/01/17		990	1,001,959
5.50%, 07/01/17	(ETM)	205	207,419
Series D
5.00%, 07/01/17	(ETM)	500	505,280

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		$500	$507,095
Series 12
5.25%, 08/01/17		950	964,278
Series 14
3.50%, 08/01/17		100	100,921
5.00%, 08/01/17		245	248,477
Series A
5.25%, 08/01/17		485	492,290
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	455,229
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	101,028
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	100,944
Series D
5.00%, 07/01/17	(AGM)	140	141,495
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17		835	845,195
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(AGM)	840	852,785
5.25%, 08/01/17	(ETM) (AGM)	120	121,785

			11,943,055
MICHIGAN — 0.75%
Michigan Finance Authority RB Series A
5.00%, 07/01/17		1,465	1,480,807
Michigan State University RB Series A
4.00%, 08/15/17		100	101,206

			1,582,013
MINNESOTA — 1.38%
State of Minnesota GO
5.00%, 08/01/17		905	917,788
5.00%, 08/01/17	(ETM)	5	5,070

Security		Principal (000s)	Value
Series A
5.00%, 06/01/17		$125	$125,892
5.00%, 08/01/17		175	177,473
Series B
5.00%, 08/01/17		275	278,886
Series C
5.00%, 08/01/17		235	238,320
Series D
3.00%, 08/01/17		200	201,496
4.00%, 08/01/17		100	101,081
5.00%, 08/01/17		465	471,570
Series F
4.00%, 08/01/17		375	379,054

			2,896,630
MISSISSIPPI — 0.05%
Mississippi Development Bank RB Series C
5.00%, 08/01/17		100	101,376

			101,376
MISSOURI — 0.19%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17		245	247,617
5.00%, 07/01/17	(ETM)	5	5,053
Series B
5.00%, 07/01/17		150	151,602

			404,272
MONTANA — 0.10%
Montana Department of Transportation RB
4.00%, 06/01/17	(ETM)	200	201,066

			201,066
NEBRASKA — 0.19%
City of Omaha NE GO
5.00%, 06/01/17		250	251,762
Nebraska Public Power District RB
4.00%, 07/01/17		150	151,202

			402,964
NEVADA — 2.13%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	100,968

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
4.50%, 06/15/17	(AMBAC)	$475	$478,624
Series C
5.00%, 06/15/17		115	115,996
Series D
4.00%, 06/15/17		250	251,652
County of Clark Department of Aviation RB
5.00%, 07/01/17		300	303,105
Series D
5.00%, 07/01/17		505	510,318
County of Clark NV RB
5.00%, 07/01/17		500	505,265
5.00%, 07/01/17	(AMBAC)	250	252,632
Series B
3.00%, 07/01/17		150	150,821
Las Vegas Valley Water District GOL Series B
4.00%, 06/01/17		100	100,544
State of Nevada GOL
4.00%, 08/01/17		150	151,618
Series D
5.00%, 06/01/17		425	428,030
State of Nevada RB
5.00%, 06/01/17		805	810,748
Washoe County School District/NV GOL
4.00%, 06/01/17		100	100,536
Series A
4.13%, 06/01/17		110	110,613
Series F
3.00%, 06/01/17		100	100,370

			4,471,840
NEW HAMPSHIRE — 0.71%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	151,623
5.00%, 08/15/17		475	481,897
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	202,136

Security		Principal (000s)	Value
Series B
4.00%, 06/01/17		$100	$100,552
5.00%, 06/01/17		200	201,436
State of New Hampshire RB
5.00%, 09/01/17		350	356,017

			1,493,661
NEW JERSEY — 1.74%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	101,278
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	115,398
5.00%, 06/15/17		250	251,888
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	150,980
Series GG
5.00%, 09/01/17	(ETM) (SAP)	40	40,698
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		250	252,360
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	317,860
Series AA
5.00%, 06/15/17	(SAP)	370	372,793
State of New Jersey GO
5.00%, 06/01/17		215	216,494
5.00%, 08/01/17		100	101,372
5.00%, 06/01/23	(PR 06/01/17)	160	161,142
5.00%, 06/01/25	(PR 06/01/17)	150	151,071
5.00%, 06/01/26	(PR 06/01/17)	100	100,714
5.00%, 06/01/27	(PR 06/01/17)	295	297,106
Series H
5.25%, 07/01/17		125	126,369
Series L
5.25%, 07/15/17	(AMBAC)	380	384,799
Series N
5.50%, 07/15/17	(NPFGC)	400	405,340

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series Q
5.00%, 08/15/17		$100	$101,530

			3,649,192
NEW MEXICO — 1.75%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	225	227,432
City of Albuquerque NM GO Series A
4.00%, 07/01/17		100	100,794
City of Albuquerque NM RB Series B
5.00%, 07/01/17		150	151,580
County of Santa Fe NM GO
4.00%, 07/01/17		100	100,822
New Mexico Finance Authority RB
Series A
4.50%, 06/01/17		100	100,630
Series B
5.00%, 06/15/17		1,100	1,109,724
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	253,557
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/17		1,275	1,288,591
Series A-2
5.00%, 07/01/17		175	176,866
Series B
5.00%, 07/01/17		150	151,560

			3,661,556
NEW YORK — 8.94%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/17		100	101,062
City of Albany NY GOL Series A
2.00%, 07/01/17		100	100,298
City of New York NY GO
Series 1
5.00%, 08/01/17		45	45,630
5.00%, 08/01/17	(ETM)	5	5,071

Security		Principal (000s)	Value
Series A
3.00%, 08/01/17		$100	$100,735
Series A-1
4.00%, 08/01/17		115	116,227
4.00%, 08/15/17		250	252,973
4.20%, 08/01/17		210	212,379
5.00%, 08/01/17		835	846,682
Series B
4.00%, 08/01/17		250	252,668
5.00%, 08/01/17		2,220	2,251,057
Series C
3.00%, 08/01/17		100	100,735
4.00%, 08/01/17		250	252,668
5.00%, 08/01/17		835	846,682
5.25%, 08/01/17		100	101,482
Series E
4.00%, 08/01/17		555	560,922
5.00%, 08/01/17		1,280	1,297,907
Series F
5.00%, 08/01/17		200	202,798
Series G
4.00%, 08/01/17		540	545,762
5.00%, 08/01/17		100	101,399
Series H
4.00%, 08/01/17		200	202,134
Series I
5.00%, 08/01/17		600	608,394
Series I-1
4.00%, 08/01/17		120	121,280
5.00%, 08/01/17		650	659,093
Series J-1
5.00%, 08/01/17		585	593,184
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/17	(SAP)	345	349,126
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	353,206
4.50%, 07/15/17	(SAW)	275	277,912

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17		$275	$278,850
5.00%, 08/01/17	(ETM)	20	20,280
Series A-1
5.00%, 08/01/17		450	456,300
Series A-3
4.00%, 08/01/17	(ETM)	335	338,544
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17	(ETM)	250	252,645
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	(ETM)	390	393,420
Series EE
3.00%, 06/15/17		100	100,466
5.00%, 06/15/17	(ETM)	165	166,447
Series FF-1
4.00%, 06/15/17		215	216,453
Series GG
4.00%, 06/15/17		150	151,014
5.00%, 06/15/17		100	100,881
New York State Dormitory Authority RB
4.75%, 07/01/17		100	100,986
5.00%, 07/01/17		510	515,472
Series A
3.00%, 07/01/17		130	130,711
3.10%, 07/01/17		200	201,210
5.00%, 07/01/17		960	970,037
6.00%, 07/01/17	(NPFGC)	100	101,294
Series B
5.00%, 07/01/17	(ETM) (AGC)	105	106,119
Series D
3.00%, 06/15/17		120	120,565
5.00%, 06/15/17		635	640,594
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		375	378,307
5.50%, 06/15/17		195	196,921

Security		Principal (000s)	Value
Series A
5.00%, 06/15/17		$430	$433,793
5.00%, 08/15/17		225	228,580
Series B
5.00%, 06/15/17		275	277,426
Series C
5.00%, 06/15/17		230	232,029
State of Washington RB Series 148
5.00%, 08/15/17	(AGM)	100	101,574
State of Wisconsin RB Series 180
3.00%, 06/01/17		50	50,191
Virginia Public School Authority RB Series 163
2.50%, 07/15/17	(GOI)	50	50,254

			18,770,829
NORTH CAROLINA — 1.43%
City of Charlotte NC GO
5.00%, 08/01/17		845	856,991
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	111,175
Series B
4.00%, 07/01/17		100	100,819
5.00%, 07/01/17		200	202,136
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17		175	176,319
City of Winston-Salem NC Water & Sewer System Revenue RB Series A
3.00%, 06/01/17		200	200,754
County of Guilford NC GO Series A
5.00%, 08/01/17		100	101,419
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17		100	101,087
5.00%, 08/01/17		495	502,024

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
State of North Carolina GO Series B
5.00%, 06/01/17		$645	$649,631

			3,002,355
OHIO — 2.41%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17		635	645,052
Series A
5.00%, 07/01/17		115	116,228
5.00%, 08/15/17		75	76,187
Miami University/Oxford OH RB
4.00%, 09/01/17		100	101,261
Ohio State University (The) RB Series A
4.00%, 06/01/17		100	100,549
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17		375	377,708
Series B-1
5.00%, 06/01/17		135	135,975
State of Ohio Department of Administration COP
5.00%, 09/01/17		605	615,448
State of Ohio GO
Series B
5.00%, 08/01/17		680	689,642
Series C
5.00%, 08/01/17		1,410	1,429,994
State of Ohio RB
Series 2007-1
5.00%, 06/15/17	(AGM)	130	131,143
5.50%, 06/15/17	(AGM)	100	100,982
Series 2008-1
5.00%, 06/15/17		540	544,747

			5,064,916
OKLAHOMA — 1.10%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17		100	100,543
5.00%, 06/01/17	(BHAC)	150	151,075

Security		Principal (000s)	Value
Oklahoma Capital Improvement Authority RB
Series A
3.25%, 07/01/17		$100	$100,610
4.00%, 07/01/17		375	377,977
Series B
4.00%, 07/01/17		255	257,004
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	100,807
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17		150	150,374
2.50%, 08/01/17		65	65,378
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	100,550
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	101,661
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	120,395
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	126,180
5.00%, 07/15/17		360	364,489
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	200,776

			2,317,819
OREGON — 2.00%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17	(ETM)	565	570,023
5.00%, 08/01/17		440	446,270
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	191,672

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 06/15/27	(PR 06/15/17) (AGM, GTD)	$1,000	$1,008,700
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	100,680
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	100,925
Multnomah County School District No. 1 Portland/OR GO Series B
5.00%, 06/15/17	(GTD)	100	100,885
Portland Community College District GO
5.00%, 06/15/17		375	378,334
State of Oregon GO
Series A
5.00%, 08/01/17		365	370,179
Series O
5.00%, 08/01/17		370	375,228
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/17		150	152,673
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/17		400	403,520

			4,199,089
PENNSYLVANIA — 3.99%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	150	152,118
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17	(AGM)	175	176,505
Commonwealth of Pennsylvania GO First Series
5.00%, 07/01/17		450	454,680
5.00%, 08/15/17		350	355,386

Security		Principal (000s)	Value
Second Series
5.00%, 07/01/17		$75	$75,780
5.00%, 08/01/20	(PR 08/01/17)	175	177,480
Third Series
5.00%, 07/15/17		600	607,200
5.38%, 07/01/17		500	505,670
5.38%, 07/01/17	(AGM-CR)	920	930,543
County of Bucks PA GO
5.00%, 06/01/17		150	151,083
Delaware County Authority RB
5.00%, 08/01/17		150	152,064
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	455,508
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/17		1,830	1,849,636
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17		150	151,197
5.00%, 08/01/17		285	288,990
5.00%, 09/01/17		125	127,228
Series AN
5.00%, 06/15/17		125	126,085
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		915	923,061
Pennsylvania State University RB
Series B
5.25%, 08/15/17		100	101,673
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17	(AGC)	250	251,703
Series C
5.25%, 06/01/17	(AGC)	250	251,807
Philadelphia Regional Port Authority RB
5.00%, 09/01/17		100	101,727

			8,367,124

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
RHODE ISLAND — 0.12%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17		$105	$106,413
State of Rhode Island GO
5.00%, 08/01/17		150	152,123

			258,536
SOUTH CAROLINA — 0.35%
County of Charleston SC GO
Series A
5.50%, 08/01/17		100	101,586
North Charleston Sewer District RB
4.00%, 07/01/17		100	100,774
South Carolina Ports Authority RB
5.00%, 07/01/17		125	126,294
State of South Carolina GO
Series A
5.00%, 06/01/17		200	201,436
5.00%, 07/01/17	(SAW)	200	202,136

			732,226
SOUTH DAKOTA — 0.10%
South Dakota State Building Authority RB
5.00%, 06/01/17	(AGM)	115	115,801
5.00%, 06/01/17	(ETM) (AGM)	85	85,604

			201,405
TENNESSEE — 1.10%
City of Johnson City TN GO
4.00%, 06/01/17		100	100,549
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		250	252,043
5.00%, 07/01/17		695	702,409
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	252,587
Metropolitan Nashville Airport Authority (The) RB
Series A
4.13%, 07/01/17	(AGC)	100	100,828

Security		Principal (000s)	Value
State of Tennessee GO
Series A
4.00%, 08/01/17		$695	$702,603
Series C
5.00%, 09/01/17		200	203,610

			2,314,629
TEXAS — 7.23%
Austin Independent School District GO
4.00%, 08/01/17		250	252,707
5.00%, 08/01/17	(PSF)	215	218,079
Camino Real Regional Mobility Authority RB
5.00%, 08/15/17		125	126,918
City of Arlington TX GOL
Series A
4.00%, 08/15/17		115	116,387
City of Austin TX GOL
5.00%, 09/01/17		100	101,786
City of Carrollton TX GOL
4.00%, 08/15/17		200	202,408
City of Dallas TX RB
5.00%, 08/15/17	(AGC)	100	101,424
City of El Paso TX GOL
5.00%, 08/15/17		100	101,550
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/17	(NPFGC)	175	176,803
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	660,179
City of San Antonio TX GOL
5.00%, 08/01/17		390	395,558
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(MT 08/14/17)	100	100,702
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	325,034
County of Bexar TX GOL
5.00%, 06/15/17		50	50,437

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
County of Harris TX GOL
Series C
5.00%, 08/15/17		$390	$396,166
County of Harris TX RB
Series A
5.00%, 08/15/17	(NPFGC)	355	360,492
County of Tarrant TX GOL
4.00%, 07/15/17		345	348,246
5.00%, 07/15/17		200	202,476
Del Mar College District GOL
5.00%, 08/15/17		100	101,554
Denton Independent School District GO
4.50%, 08/15/17		50	50,681
4.50%, 08/15/17	(ETM)	75	76,041
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	203,132
Ennis Independent School District GO
5.00%, 08/15/17	(PSF)	125	126,958
Frisco Independent School District GO
3.00%, 08/15/17	(PSF)	280	282,310
5.00%, 08/15/17	(PSF)	100	101,566
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	404,900
Houston Independent School District GOL
Series A
5.00%, 08/15/17	(PSF)	300	304,800
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	100,301
Klein Independent School District GO
Series A
4.00%, 08/01/17		425	429,530
5.00%, 08/01/17	(PSF)	100	101,432
Leander Independent School District GO
Series A
0.00%, 08/15/17	(PSF)	50	49,839

Security		Principal (000s)	Value
Lewisville Independent School District GO
5.00%, 08/15/17		$50	$50,783
Lone Star College System GOL
Series A
5.00%, 08/15/17		10	10,156
5.00%, 08/15/17	(ETM)	90	91,419
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	101,596
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	130	131,713
4.25%, 08/15/17	(ETM) (PSF)	100	101,276
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	142,009
Series A
5.00%, 08/01/17	(PSF)	385	390,520
North Texas Municipal Water District RB
3.00%, 06/01/17		100	100,383
4.00%, 06/01/17		535	537,878
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/17		300	305,322
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	25,331
5.00%, 09/01/17		300	305,220
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	200	202,392
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/17		500	505,340
Series A
5.00%, 07/01/17		100	101,063
Round Rock Independent School District GO
5.00%, 08/01/17		365	370,227
5.00%, 08/01/17	(PSF)	170	172,434

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series A
4.00%, 08/01/17		$125	$126,375
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	294,640
Series 2011
4.00%, 08/15/17	(PSF)	150	151,844
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	91,159
State of Texas GO
Series A
5.00%, 08/01/17		260	263,616
Series B
5.00%, 08/01/17		100	101,391
Series C
4.00%, 08/01/17		125	126,324
5.25%, 08/01/17		200	202,948
Series D
4.00%, 08/01/17		100	101,059
Series E
4.00%, 08/01/17		340	343,601
Tarrant Regional Water District RB
6.00%, 09/01/17		250	255,450
Texas Tech University RB
Series A
5.00%, 08/15/17		450	457,096
Texas Water Development Board RB
Series A
5.00%, 07/15/17		385	389,743
University of Texas System (The) RB
Series A
4.00%, 08/15/17		245	247,969
5.00%, 08/15/17		275	279,354
Series B
3.00%, 08/15/17		250	252,103
5.00%, 08/15/17		290	294,591
5.25%, 08/15/17		390	396,532
Series C
5.00%, 08/15/17		180	182,849
Series D
2.00%, 08/15/17		100	100,462
Series E
5.00%, 08/15/17		100	101,583

Security		Principal (000s)	Value
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	$100	$101,288
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,678

			15,177,113
UTAH — 1.71%
County of Salt Lake UT RB
Series A
5.00%, 08/15/17		125	126,985
Davis School District GO
5.00%, 06/01/17	(GTD)	100	100,718
Intermountain Power Agency RB
Series A
4.00%, 07/01/17		740	745,839
State of Utah GO
Series A
4.00%, 07/01/17		510	514,177
5.00%, 07/01/17		1,615	1,632,248
Series C
4.00%, 07/01/17		100	100,819
5.00%, 07/01/17		360	363,845

			3,584,631
VIRGINIA — 3.82%
City of Alexandria VA GO
Series A
5.00%, 07/15/17		50	50,618
City of Fairfax VA GO
2.50%, 07/15/17		100	100,501
City of Richmond VA GO
Series C
5.00%, 07/15/17	(SAW)	150	151,871
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17		200	201,440
Series B
5.00%, 07/15/17		175	177,163
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17		125	125,900
Series B
4.00%, 06/01/17		130	130,719
5.00%, 06/01/17		325	327,340

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
County of Arlington VA GO
Series C
4.00%, 08/15/17		$100	$101,215
Series D
5.00%, 08/01/17		200	202,846
County of Henrico VA GO
5.00%, 07/15/17		370	374,573
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/17		100	101,415
Virginia College Building Authority RB
Series A
5.00%, 09/01/17		240	244,236
Series B
4.25%, 09/01/17		100	101,454
5.00%, 09/01/17		1,135	1,155,032
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		840	851,970
Series B
5.00%, 08/01/17	(SAP)	150	152,138
Series C
5.00%, 08/01/17		100	101,425
Series D
5.00%, 08/01/17		1,225	1,242,456
Virginia Public School Authority RB
5.00%, 08/01/17	(SAW)	350	354,952
Series 2010C
5.00%, 08/01/17	(SAW)	230	233,255
Series A
5.00%, 08/01/17		280	283,962
Series B
5.00%, 08/01/17		350	354,952
5.00%, 08/01/17	(SAW)	150	152,123
5.25%, 08/01/17		615	624,213
Series C
5.00%, 08/01/17	(SAW)	125	126,769

			8,024,538
WASHINGTON — 6.36%
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/17		150	151,609

Security		Principal (000s)	Value
Clark County School District No. 114 Evergreen GO
Series B
3.00%, 06/01/17	(GTD)	$150	$150,555
County of King WA GOL
5.00%, 06/01/17		100	100,719
Series B
5.00%, 06/01/17		100	100,724
Energy Northwest RB
Series A
4.00%, 07/01/17		385	388,145
4.50%, 07/01/17		285	287,682
5.00%, 07/01/17		2,740	2,769,209
5.25%, 07/01/17	(NPFGC)	275	278,102
Series B
5.00%, 07/01/17		620	626,609
Series C
0.00%, 07/01/17		100	99,778
5.00%, 07/01/17		120	121,279
5.25%, 07/01/17	(NPFGC)	140	141,579
Series D
5.00%, 07/01/17		100	101,066
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	201,430
Port of Seattle WA RB
5.50%, 09/01/17	(NPFGC)	150	152,869
Series A
4.00%, 06/01/17		100	100,530
4.00%, 08/01/17		200	202,088
State of Washington COP
5.00%, 07/01/17		195	197,069
Series B
4.50%, 07/01/17		560	565,242
Series D
4.00%, 07/01/17		140	141,137
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	126,772
Series 2010C
5.00%, 08/01/17		115	116,631
Series A
5.00%, 07/01/32	(PR 07/01/17)	260	262,772

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$100	$101,068
5.00%, 07/01/17	(AGM)	200	202,136
Series C
0.00%, 06/01/17	(AMBAC)	100	99,873
5.00%, 06/01/17		180	181,289
5.50%, 07/01/17		205	207,446
Series R-2007C
5.00%, 07/01/17		575	581,141
Series R-2011B
5.00%, 07/01/17		315	318,364
Series R-2011C
5.00%, 07/01/17		1,045	1,056,161
Series R-2012A
5.00%, 07/01/17		400	404,272
Series R-2013A
5.00%, 07/01/17		290	293,097
Series R-2015-C
5.00%, 07/01/17		100	101,068
Series R-C
5.00%, 07/01/17		1,405	1,420,005
State of Washington RB
5.00%, 09/01/17		980	996,964

			13,346,480
WEST VIRGINIA — 0.17%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	101,066
State of West Virginia GO
Series A
5.00%, 06/01/17		250	251,790

			352,856
WISCONSIN — 1.81%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	402,864
Series 4
4.00%, 06/01/17		250	251,372
5.00%, 06/01/17		330	332,363
State of Wisconsin RB
Series 1
4.00%, 07/01/17		400	403,268
5.00%, 07/01/17		100	101,066

Security		Principal or Shares (000s)	Value
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		$850	$859,078
5.00%, 07/01/17	(NPFGC)	195	197,083
Series 2
4.00%, 07/01/17		425	428,472
Series A
5.00%, 07/01/17		75	75,801
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		310	312,437
Series A
5.00%, 07/01/17	(AGM)	435	439,502

			3,803,306

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $207,128,353)			207,275,879

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Liquidity Funds: MuniCash
0.63%[a,b]		449	448,904

			448,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $448,867)			448,904

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $207,577,220)[c]			207,724,783
Other Assets, Less Liabilities — 1.03%			2,156,049

NET ASSETS — 100.00%			$209,880,832

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

MT — Mandatory Tender

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

TA — Tax Allocation

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF

March 31, 2017

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI — Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $207,577,225. Net unrealized appreciation was $147,558, of which $161,783 represented gross unrealized appreciation on securities and $14,225 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$207,275,879	$—	$207,275,879
Money market funds	448,904	—	—	448,904

Total	$448,904	$207,275,879	$—	$207,724,783

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.81%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$660	$697,029
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18		275	288,024
Series C
5.00%, 09/01/18		215	227,220
State of Alabama GO
Series A
5.00%, 08/01/18		50	52,693
Series C
5.00%, 06/01/18		265	277,577

			1,542,543
ALASKA — 0.41%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18		25	26,229
Borough of North Slope AK GO
Series A
4.00%, 06/30/18		100	103,590
5.50%, 06/30/18		120	126,535
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18		100	105,276
5.00%, 09/01/18		100	105,582
State of Alaska GO
Series A
4.00%, 08/01/18		245	254,359
5.00%, 08/01/18		50	52,570

			774,141
ARIZONA — 4.49%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18		100	104,609
Arizona State University RB
Series A
4.00%, 07/01/18		90	93,436
Series C
6.00%, 07/01/26	(PR 07/01/18)	1,000	1,060,130

Security		Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/18		$260	$273,185
Series A
5.00%, 07/01/18		125	131,274
City of Chandler AZ GO
3.13%, 07/01/18		30	30,824
City of Chandler AZ RB
4.00%, 07/01/18		100	103,805
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,499
5.00%, 07/01/18	(ETM) (NPFGC)	35	36,752
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,501
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		310	321,836
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,120	1,176,650
5.25%, 07/01/18	(NPFGC)	150	158,071
5.50%, 07/01/18		140	147,949
Series A
4.00%, 07/01/18		185	191,923
5.00%, 07/01/18		280	293,767
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	104,451
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	353,722
4.00%, 07/01/18		100	103,831
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	52,503
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	160,918
4.25%, 07/01/18		35	36,458
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		120	124,582
City of Tempe AZ RB
5.00%, 07/01/18		175	183,739

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18	$85	$89,234
County of Maricopa AZ COP
5.00%, 07/01/18	250	262,485
County of Pima AZ GO
2.00%, 07/01/18	500	506,380
4.00%, 07/01/18	(AGM)	185	192,017
County of Pima AZ RB
4.00%, 07/01/18	215	223,209
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	115,578
5.00%, 07/01/18	(AGM)	125	131,339
Series B
5.00%, 07/01/18	75	78,803
Maricopa County Community College District GO
4.00%, 07/01/18	405	420,876
Series C
5.00%, 07/01/18	200	210,322
Series D
3.00%, 07/01/18	45	46,205
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18	100	102,490
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	375	394,016
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	145	152,465
State of Arizona COP
5.00%, 09/01/18	100	105,553
University of Arizona RB
Series B
5.00%, 06/01/18	100	104,736
Yavapai County Community College District GOL
4.00%, 07/01/18	100	103,742

8,514,865

Security		Principal (000s)	Value
CALIFORNIA — 17.08%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		$170	$179,454
Anaheim Union High School District GO
5.00%, 08/01/18		295	310,847
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)	115	113,067
Series C
0.00%, 08/01/18	(NPFGC)	350	344,666
Cabrillo Community College District GO
5.00%, 08/01/18		100	105,413
California State Public Works Board RB
5.00%, 06/01/18		150	157,053
5.00%, 09/01/18	(ETM)	250	264,295
Series A
5.00%, 09/01/18		600	633,870
Series F
4.00%, 09/01/18		20	20,848
5.00%, 09/01/18		275	290,524
Series G
5.00%, 09/01/18		75	79,234
Chaffey Community College District GO Series A
4.00%, 06/01/18		75	77,709
Chaffey Joint Union High School District GO
5.00%, 08/01/18		100	105,413
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	136,417
City of Cupertino CA COP
2.00%, 07/01/18		250	253,440
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	89,885
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.25%, 06/01/18		120	124,682
5.00%, 06/01/18		225	235,733

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Clovis Unified School District GO
Series A
0.00%, 08/01/18	(NPFGC)	$150	$147,479
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18	(AGM)	110	113,714
Desert Sands Unified School District GO
4.00%, 08/01/18		50	52,046
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/18		40	41,454
Eastern Municipal Water District RB
Series A
4.00%, 07/01/18		400	415,476
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	210,840
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	55	54,162
Series C
5.25%, 08/01/18	(NPFGC)	70	74,099
Fremont Unified School District/Alameda County CA GO
Series B
4.00%, 08/01/18		100	104,064
Grossmont Union High School District GO
Series A
5.00%, 08/01/18		100	105,386
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	179,063
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	78,068
Kern High School District GO
4.00%, 08/01/18		150	156,076
Las Virgenes Unified School District GO Series D
0.00%, 09/01/18	(NPFGC)	200	196,434

Security		Principal (000s)	Value
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		$100	$105,345
Long Beach Unified School District GO Series A
5.00%, 08/01/18		70	73,789
Los Altos Elementary School District GO
3.00%, 08/01/18		100	102,785
5.00%, 08/01/18		120	126,631
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/18		1,000	1,054,130
Series E-1
4.00%, 08/01/18		200	208,182
Series F-1
4.00%, 08/01/18		80	83,273
5.00%, 08/01/21	(PR 08/01/18)	290	305,500
5.00%, 08/01/33	(PR 08/01/18)	205	215,957
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	233,676
Series A
5.00%, 07/01/18		740	778,014
Series B
5.00%, 06/01/18		130	136,266
Los Angeles County Public Works Financing Authority RB Series A
5.00%, 08/01/18		290	305,660
Los Angeles Department of Water & Power System Revenue RB
Series A
3.00%, 07/01/18		250	256,572
4.00%, 07/01/18		135	140,223
5.00%, 07/01/18		460	483,502
Series B
5.00%, 07/01/18		325	341,604
Los Angeles Department of Water RB Series B
5.00%, 07/01/18		335	352,246

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		$970	$1,019,431
Series A-1
4.00%, 07/01/18		555	576,401
5.50%, 07/01/18	(FGIC)	280	296,005
Series B
5.00%, 07/01/18		200	210,192
Series C
5.00%, 07/01/18		230	241,721
Series D
5.00%, 07/01/18		90	94,586
Series KRY
5.00%, 07/01/18		665	698,888
M-S-R Public Power Agency RB Series L
5.00%, 07/01/18	(AGM)	125	131,178
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	241,781
Series B
4.00%, 07/01/18		75	77,912
Series C
5.00%, 07/01/18		105	110,378
Series E
4.00%, 07/01/18		50	51,941
Mount San Antonio Community College District GO Series A
5.00%, 09/01/18		350	370,048
Municipal Improvement Corp. of Los Angeles RB Series A
4.10%, 09/01/18	(ETM)	100	104,324
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	79,060
5.00%, 08/01/18	(ETM) (AGC)	50	52,694
Northern California Power Agency RB Series A
5.00%, 07/01/18		175	183,806

Security		Principal (000s)	Value
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18		$100	$105,386
Riverside County Transportation Commission RB Series A
5.00%, 06/01/18		265	277,773
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	227,956
Series U
5.00%, 08/15/18	(AGM)	95	100,283
Series X
5.00%, 08/15/18		75	79,171
San Diego Community College District GO
5.00%, 08/01/18		285	300,618
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/18	(ETM)	150	158,041
San Diego Redevelopment Agency Successor Agency TA Series A
4.00%, 09/01/18		250	260,905
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)	140	137,956
Series B
6.05%, 07/01/18	(NPFGC)	125	132,934
Series R-3
5.00%, 07/01/18		290	304,778
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	261,959
5.00%, 08/01/18		150	158,058
San Francisco Unified School District GO
Series B
5.00%, 06/15/18		100	104,973

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series E
5.00%, 06/15/18		$135	$141,714
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	52,864
5.00%, 09/01/18	(AGM)	100	105,728
San Jose Financing Authority RB Series A
5.00%, 06/01/18		300	314,214
San Juan Unified School District GO
5.00%, 08/01/18		325	342,592
San Mateo County Community College District GO
4.00%, 09/01/18		265	276,612
Series A
0.00%, 09/01/18	(NPFGC)	275	270,922
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	103,729
San Mateo Union High School District GO Series A
0.00%, 09/01/18		525	516,631
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		150	156,235
Santa Clara Unified School District GO
5.00%, 07/01/18		100	105,096
Santa Monica Community College District GO Series A
4.00%, 08/01/18		100	104,091
Southern California Public Power Authority RB
4.00%, 07/01/18		100	103,856
5.00%, 07/01/18		580	609,557
Series A
3.50%, 07/01/18		100	103,236
4.00%, 07/01/18		175	181,748
5.00%, 07/01/18		600	630,576

Security		Principal (000s)	Value
State of California GO
4.00%, 09/01/18		$165	$172,143
4.50%, 08/01/18		315	329,978
5.00%, 08/01/18		920	969,827
5.00%, 09/01/18		2,270	2,400,139
Series A
4.40%, 07/01/18	(ETM)	460	479,596
5.00%, 07/01/18	(ETM)	4,080	4,286,367
Series B
5.00%, 09/01/18		1,225	1,295,229
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	75	79,556
West Valley-Mission Community College District GO Series A
4.00%, 08/01/18		250	260,297
William S Hart Union High School District GO Series C
4.00%, 08/01/18		100	104,023

			32,401,959
COLORADO — 0.35%
City & County of Denver CO GO
5.25%, 08/01/18		145	153,309
Series A
5.00%, 08/01/18		145	152,830
Colorado Water Resources & Power Development Authority RB Series A
4.00%, 09/01/18		60	62,585
Regional Transportation District COP Series A
5.00%, 06/01/18		100	104,535
University of Colorado RB
5.00%, 06/01/18		90	94,273
Series B-1
5.00%, 06/01/18		100	104,748

			672,280
CONNECTICUT — 2.25%
City of Bristol CT GO
4.00%, 07/15/18		60	62,278

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Stamford CT GO
2.50%, 08/01/18		$250	$255,070
5.00%, 08/15/18		100	105,547
Connecticut State Health & Educational Facility Authority RB Series A
1.38%, 07/01/35		1,550	1,553,503
State of Connecticut GO
5.00%, 08/01/18		75	78,809
Series B
5.25%, 06/01/18	(AMBAC)	465	487,357
Series C
5.00%, 06/01/18		170	177,641
5.00%, 06/15/18		250	261,580
State of Connecticut RB Series A
5.00%, 06/01/18		150	157,101
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		150	154,122
4.00%, 09/01/18		275	286,412
Series B
5.00%, 08/01/18		100	105,249
State of Connecticut Special Tax Revenue ST Series B
5.25%, 07/01/18	(AMBAC)	100	105,252
Town of Newton CT GO Series B
5.00%, 07/01/18		100	105,084
Town of Watertown CT GO Series B
5.00%, 07/01/18		150	157,529
Town of West Hartford CT GO Series A
5.00%, 07/01/18		100	105,109
University of Connecticut RB Series A
4.00%, 08/15/18		100	103,991

			4,261,634

Security		Principal (000s)	Value
DELAWARE — 0.74%
County of New Castle DE GO
Series A
4.00%, 07/15/18		$85	$88,394
5.00%, 07/15/18		100	105,271
Series B
4.00%, 07/15/18		135	140,390
Delaware Transportation Authority RB
5.00%, 07/01/18		340	357,592
Series A
5.00%, 07/01/18		420	441,731
State of Delaware GO
5.00%, 07/01/18		175	183,918
Series A
3.00%, 07/01/18		75	76,915

			1,394,211
DISTRICT OF COLUMBIA — 0.60%
District of Columbia GO
Series A
5.00%, 06/01/18		555	581,485
Series B
5.25%, 06/01/18	(AMBAC)	415	436,007
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/18		120	125,977

			1,143,469
FLORIDA — 5.43%
County of Hillsborough FL RB
5.00%, 08/01/18		150	158,119
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	52,735
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	152,166
Series A
5.00%, 07/01/18	(AGC)	175	183,694
County of Palm Beach FL RB
5.00%, 06/01/18		200	209,496
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		380	399,072
5.25%, 07/01/18		510	537,178

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Florida Department of Management Services COP Series A
5.00%, 08/01/18		$260	$273,897
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	243,972
5.00%, 07/01/18		425	446,658
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		305	320,192
5.50%, 07/01/18	(NPFGC)	325	343,200
Lake County School Board COP Series A
5.00%, 06/01/18		100	104,406
Lee County School Board COP
5.00%, 08/01/18		180	189,522
Series B
5.00%, 08/01/18		200	210,580
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		90	94,356
Series B
5.00%, 07/01/18		100	104,801
Orange County School Board COP Series A
4.00%, 08/01/18		115	119,564
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	352,490
Series B
5.00%, 08/01/18		215	226,226
Pasco County School Board COP
5.00%, 08/01/18		100	105,221
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/18		210	219,519
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/18	(AMBAC)	300	315,432

Security	Principal (000s)	Value
School District of Broward County/FL COP Series A
5.00%, 07/01/18	$375	$392,621
State of Florida GO
Series A
5.00%, 06/01/18	1,315	1,377,752
5.00%, 07/01/18	70	73,567
Series B
4.00%, 06/01/18	120	124,337
5.00%, 06/01/18	755	791,029
5.00%, 07/01/18	305	320,543
Series C
5.00%, 06/01/18	45	47,147
Series D
5.00%, 06/01/18	125	130,965
Series E
5.00%, 06/01/18	350	366,702
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18	405	422,974
5.00%, 07/01/18	225	236,381
Series C
5.00%, 07/01/18	135	141,828
Series E
5.00%, 07/01/18	460	483,267
Volusia County School Board COP Series A
5.00%, 08/01/18	35	36,837

10,308,446
GEORGIA — 2.61%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	75	78,348
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	40	41,871
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18	50	51,671
5.00%, 06/01/18	300	313,923
5.00%, 06/01/18	(AGM)	470	491,977

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	$320	$337,280
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	220	231,156
Series B
4.00%, 07/01/18	135	140,154
State of Georgia GO
Series A
5.00%, 07/01/18	275	288,981
Series B
4.25%, 08/01/18	150	156,612
5.00%, 07/01/18	100	105,084
Series C
5.00%, 07/01/18	600	630,504
Series E
5.00%, 07/01/18	45	47,288
Series E-2
4.00%, 09/01/18	315	328,573
Series I
5.00%, 07/01/18	1,630	1,712,869

4,956,291
HAWAII — 1.55%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18	55	57,228
4.00%, 08/01/18	(ETM)	20	20,787
Series B
5.00%, 08/01/18	150	158,058
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18	185	194,357
Series A
3.00%, 07/01/18	180	184,640
4.00%, 07/01/18	90	93,436
5.00%, 07/01/18	100	105,058
County of Hawaii HI GO Series B
5.00%, 09/01/18	100	105,728

Security		Principal (000s)	Value
County of Maui HI GO
5.00%, 06/01/18		$100	$104,748
Series B
5.00%, 06/01/18		50	52,374
Honolulu City & County Board of Water Supply RB Series A
4.00%, 07/01/18		110	114,200
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	210,826
Series DQ
5.00%, 06/01/18	(ETM)	500	523,520
Series DR
5.00%, 06/01/18		360	377,179
Series EH
5.00%, 08/01/18		500	527,065
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/18	(AGM)	100	105,458

			2,934,662
ILLINOIS — 1.69%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18		70	73,207
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	150	146,503
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)	55	54,277
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	105,486
Series A
5.00%, 07/01/18		50	52,478
Series B
5.50%, 06/01/18	(NPFGC)	160	168,354
State of Illinois GO
0.00%, 08/01/18		455	437,469
4.00%, 07/01/18		360	368,341
5.00%, 08/01/18		265	274,810

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
First Series
5.50%, 08/01/18	(NPFGC)	$135	$141,041
Series A
4.00%, 09/01/18		30	30,740
State of Illinois RB
3.00%, 06/15/18		250	255,665
5.00%, 06/15/18		315	329,660
Second Series
5.75%, 06/15/18	(NPFGC)	225	237,127
Series B
5.00%, 06/15/18		500	523,270

			3,198,428
INDIANA — 0.32%
Indiana University RB Series 2008A
5.00%, 06/01/18		100	104,772
Purdue University RB
Series Y
5.00%, 07/01/18		350	368,018
Series Z-1
5.00%, 07/01/18		120	126,178

			598,968
IOWA — 0.70%
Cedar Rapids Community School District GO
5.00%, 06/01/18		100	104,633
City of Cedar Rapids IA GO Series A
4.00%, 06/01/18		200	207,034
Iowa City Community School District GO Series B
3.00%, 06/01/18		135	138,268
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	80	83,696
5.00%, 08/01/18		480	505,785
5.00%, 08/01/18	(ETM)	65	68,459
Series A
5.00%, 08/01/18		55	57,955
State of Iowa RB
4.00%, 06/15/18		150	155,537

			1,321,367

Security		Principal (000s)	Value
KANSAS — 0.47%
Douglas County Unified School District No. 497 Lawrence GO Series A
4.00%, 09/01/18		$90	$93,761
Kansas Turnpike Authority RB Series A
5.00%, 09/01/18		260	274,703
State of Kansas Department of Transportation RB Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	527,935

			896,399
KENTUCKY — 0.24%
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/18	(SAP)	75	78,916
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/18		350	366,716

			445,632
LOUISIANA — 0.25%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	104,344
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	210,644
5.00%, 09/01/18	(ETM)	100	105,636
State of Louisiana RB Series A
4.00%, 06/15/18		50	51,802

			472,426
MAINE — 0.23%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/18		115	121,453
Maine Turnpike Authority RB
5.00%, 07/01/18		50	52,535
5.00%, 07/01/18	(AGM)	255	267,931

			441,919

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
MARYLAND — 4.32%
City of Frederick MD GO
5.00%, 09/01/18	$175	$185,075
County of Baltimore MD GO
5.00%, 08/01/18	450	474,300
Series B
4.50%, 09/01/18	100	105,011
County of Frederick MD GO
4.00%, 08/01/18	100	104,051
County of Harford MD GO
5.00%, 07/01/18	200	210,218
County of Howard MD GO
Series A
5.00%, 08/15/18	100	105,547
Series B
5.00%, 08/15/18	390	411,633
County of Montgomery MD GO
Series A
5.00%, 07/01/18	185	194,405
5.00%, 08/01/18	250	263,500
County of Prince George’s MD GOL
4.00%, 07/15/18	25	25,988
Series A
5.00%, 09/01/18	250	264,283
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	105,084
Series A
4.00%, 07/01/18	385	399,799
5.00%, 07/01/18	320	336,269
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	208,618
5.00%, 06/01/18	500	523,790
State of Maryland GO
First Series
4.00%, 08/15/18	775	807,442
Second Series
5.00%, 07/15/18	420	441,974
5.25%, 08/15/18	155	164,125
Second Series A
3.00%, 08/01/18	230	236,182
Second Series B
5.00%, 08/01/18	200	210,800

Security		Principal (000s)	Value
Series A
4.00%, 08/01/18		$50	$52,039
5.00%, 08/01/18		300	316,200
Series B
4.50%, 08/01/18		280	293,269
5.00%, 08/01/18		150	158,100
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18		1,150	1,204,717
Second Series
5.00%, 06/01/18		75	78,569
Series 2009A
4.00%, 06/01/18		210	217,562
Series 2010A
4.00%, 06/01/18		100	103,601

			8,202,151
MASSACHUSETTS — 4.23%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/18		105	110,224
Commonwealth of Massachusetts GO Series A
4.00%, 09/01/18		50	52,154
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	103,681
5.00%, 08/01/18		220	231,880
Series B
3.00%, 06/01/18		525	537,847
4.00%, 06/01/18		240	248,650
4.00%, 07/01/18		25	25,961
5.00%, 06/01/18		100	104,762
5.00%, 08/01/18		1,225	1,291,150
Series D
5.50%, 08/01/18		500	530,305
5.50%, 08/01/18	(NPFGC-IBC)	100	106,061
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	363,720

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
5.00%, 07/01/24	(PR 07/01/18)	$100	$105,032
5.25%, 07/01/18		285	300,299
Series B
5.00%, 07/01/18		270	283,657
5.25%, 07/01/18		105	110,636
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	525,095
5.50%, 07/01/18		100	105,678
Series D
5.00%, 07/01/18		120	126,070
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	147,560
Series 12B
5.00%, 08/01/18		195	205,530
Series 15A
5.00%, 08/01/18		845	890,630
Massachusetts School Building Authority RB Series B
5.00%, 08/15/18		350	369,463
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		200	210,936
Series C
5.00%, 08/01/18		895	943,446

			8,030,427
MICHIGAN — 0.47%
Michigan Finance Authority RB Series A
5.00%, 07/01/18		670	704,492
Michigan State University RB Series C
5.00%, 08/15/18		170	179,406

			883,898
MINNESOTA — 2.09%
Metropolitan Council GO Series D
5.00%, 09/01/18		25	26,425
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(ETM) (AGC)	155	160,351

Security	Principal (000s)	Value
State of Minnesota GO
5.00%, 08/01/18	$295	$310,847
Series A
5.00%, 06/01/18	200	209,468
5.00%, 08/01/18	735	774,554
Series B
4.00%, 08/01/18	100	104,078
5.00%, 08/01/18	1,225	1,290,807
Series D
5.00%, 08/01/18	200	210,800
Series F
4.00%, 08/01/18	365	379,786
University of Minnesota RB
5.00%, 08/01/18	470	495,314

		3,962,430
MISSISSIPPI — 0.01%
Mississippi State University Educational Building Corp. RB Series A
4.00%, 08/01/18	25	26,013

		26,013
MISSOURI — 0.11%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	78,813
Series A
5.00%, 07/01/18	125	131,355

		210,168
MONTANA — 0.08%
Montana Department of Transportation RB
5.00%, 06/01/18	150	156,946

		156,946
NEBRASKA — 0.05%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	100	103,703

		103,703

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
NEVADA — 2.90%
Clark County School District GOL
Series A
5.00%, 06/15/18		$885	$926,842
Series D
5.00%, 06/15/18		750	785,460
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	305,454
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		135	142,055
Series B
5.00%, 07/01/18		580	608,890
Series D
3.60%, 07/01/18		120	123,941
5.00%, 07/01/18		280	294,053
County of Clark NV GOL
5.00%, 06/01/18		275	287,675
County of Clark NV RB
4.00%, 07/01/18		350	363,230
Series B
4.00%, 07/01/18		75	77,807
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	104,712
Series C
5.00%, 06/01/18		165	172,775
Nevada System of Higher Education RB Series B
5.00%, 07/01/18		520	545,568
State of Nevada GOL
5.00%, 06/01/18		25	26,184
5.00%, 08/01/18		190	200,207
Series C
5.00%, 06/01/18		360	377,050
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	103,765

Security		Principal (000s)	Value
Washoe County School District/NV GOL Series F
5.00%, 06/01/18		$50	$52,339

			5,498,007
NEW HAMPSHIRE — 0.76%
New Hampshire Municipal Bond Bank RB Series C
5.50%, 08/15/18		165	174,691
New Hampshire State Turnpike System RB Series C
5.00%, 08/01/18		200	210,442
State of New Hampshire GO
Series A
5.00%, 07/01/18		160	168,030
Series B
4.00%, 06/01/18		300	310,623
5.00%, 06/01/18		100	104,698
State of New Hampshire RB
5.00%, 09/01/18		445	469,257

			1,437,741
NEW JERSEY — 1.91%
County of Middlesex NJ GO Series A
3.00%, 06/01/18		100	102,384
New Jersey Building Authority RB Series A
5.00%, 06/15/18		150	154,944
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	260,001
5.00%, 09/01/18		200	207,526
5.00%, 09/01/18	(ETM)	315	332,353
Series A
0.00%, 07/01/18	(NPFGC)	55	53,822
Series PP
5.00%, 06/15/18		75	77,463
5.00%, 06/15/18	(ETM)	25	26,201
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	268,291

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series J
5.00%, 07/01/18		$50	$52,542
Series K
4.25%, 07/01/18		260	270,800
New Jersey Environmental Infrastructure Trust RB Series A
4.00%, 09/01/18	(GTD)	300	312,798
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	413,184
5.75%, 06/15/18		50	52,092
Series AA
4.00%, 06/15/18		65	66,374
Series B
5.00%, 06/15/18		75	77,472
State of New Jersey GO
5.00%, 06/01/18		170	177,354
Series H
5.25%, 07/01/18		175	183,606
Series K
5.13%, 07/15/18		50	52,452
Series L
5.25%, 07/15/18	(AMBAC)	50	52,531
Series M
5.50%, 07/15/18	(AMBAC)	360	379,368
Series Q
5.00%, 08/15/18		50	52,515

			3,626,073
NEW MEXICO — 1.36%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18	(SAW)	100	102,756
City of Albuquerque NM GO Series A
4.00%, 07/01/18		50	51,871
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	62,162
5.00%, 06/01/18		125	130,950
County of Santa Fe NM GO
4.00%, 07/01/18		100	103,882

Security	Principal (000s)	Value
Series A
3.00%, 07/01/18	$75	$76,981
New Mexico Finance Authority RB
5.00%, 06/15/18	300	314,805
Series A
4.00%, 06/01/18	60	62,162
Series E
4.00%, 06/01/18	280	290,088
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	156,015
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18	970	1,019,432
Series B
5.00%, 07/01/18	190	199,439

2,570,543
NEW YORK — 8.05%
City of New York NY GO
Series 1
4.00%, 08/01/18	100	103,971
5.00%, 08/01/18	445	468,549
Series A
3.00%, 08/01/18	125	128,313
5.00%, 08/01/18	575	605,429
Series B
4.00%, 08/01/18	275	285,920
5.00%, 08/01/18	1,160	1,221,387
Series C
4.00%, 08/01/18	255	265,126
5.00%, 08/01/18	775	816,013
5.25%, 08/01/18	70	73,936
Series D
5.00%, 08/01/18	45	47,381
Series E
0.00%, 08/01/18	50	49,261
4.00%, 08/01/18	380	395,090
5.00%, 08/01/18	725	763,367
Series F
5.00%, 08/01/18	70	73,704
Series G
5.00%, 08/01/18	665	700,192

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series I
5.00%, 08/01/18		$805	$847,601
Series I-1
5.00%, 08/01/18		550	579,106
Series J
5.00%, 08/01/18		50	52,646
Series J-1
4.00%, 08/01/18		100	103,971
Series K
5.00%, 08/01/18		250	263,230
County of Onondaga NY GO Series A
5.00%, 06/15/18		125	131,061
County of Orange NY GO Series A
5.00%, 07/15/18		25	26,235
County of Westchester NY GO Series B
5.00%, 07/01/18		100	105,109
County of Westchester NY GOL Series B
4.00%, 07/01/18		20	20,774
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/18	(SAP)	150	159,039
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	102,598
5.00%, 07/15/18	(SAW)	755	793,905
Series S-2
4.90%, 07/15/18	(SAW)	25	26,256
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		670	705,919
Series A-3
5.00%, 08/01/18	(ETM)	145	152,750
New York City Water & Sewer System RB
Series C
5.25%, 06/15/18	(ETM)	115	120,950

Security		Principal (000s)	Value
Series D
0.00%, 06/15/18		$60	$59,251
Series AA
5.00%, 06/15/18	(ETM)	60	62,925
Series FF
5.00%, 06/15/18		215	225,612
Series FF-1
3.25%, 06/15/18		100	102,830
4.00%, 06/15/18		100	103,728
5.00%, 06/15/18		150	157,404
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	100	104,875
New York State Dormitory Authority RB
5.00%, 07/01/18		320	336,349
Series A
4.00%, 07/01/18		490	508,743
4.50%, 07/01/18		100	104,336
5.00%, 07/01/18		630	661,590
5.50%, 07/01/18	(NPFGC)	140	147,895
Series D
5.00%, 06/15/18		470	493,260
Series E
5.00%, 08/15/18		125	131,991
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		470	493,373
Series A
5.00%, 06/15/18		410	430,390
Series B
5.00%, 06/15/18		355	372,654
5.00%, 08/15/18		90	95,059
Port Authority of New York & New Jersey RB
5.00%, 07/15/18		355	373,478
5.00%, 09/01/18		100	105,684

			15,260,216
NORTH CAROLINA — 2.76%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	121,151

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/18	$25	$26,229
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	110,338
Series C
5.00%, 06/01/18	575	602,359
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	285	299,490
Series B
5.00%, 07/01/18	160	168,134
City of Durham NC GO
4.00%, 09/01/18	390	406,805
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	115,513
County of Buncombe NC RB
5.00%, 06/01/18	100	104,736
Series A
5.00%, 06/01/18	300	314,208
County of Forsyth NC GO
5.00%, 07/01/18	205	215,422
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	200,260
Series D
4.00%, 08/01/18	200	208,156
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	175	179,704
5.00%, 08/01/18	25	26,350
State of North Carolina GO
Series B
5.00%, 06/01/18	1,600	1,676,128
Series D
3.00%, 06/01/18	350	358,344
Town of Cary NC GO Series A
5.00%, 06/01/18	100	104,758

		5,238,085

Security	Principal (000s)	Value
OHIO — 1.96%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	$200	$210,168
Series A
4.00%, 06/01/18	300	310,767
5.00%, 07/01/18	100	105,071
5.00%, 08/15/18	150	158,320
Miami University/Oxford OH RB
5.00%, 09/01/18	165	174,275
Ohio State University (The) RB Series A
5.00%, 06/01/18	50	52,386
Ohio State Water Development Authority RB Series B
5.00%, 06/01/18	100	104,832
Ohio Water Development Authority RB
4.00%, 06/01/18	100	103,579
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	104,820
Series B
5.00%, 06/01/18	140	146,748
State of Ohio Department of Administration COP
5.00%, 09/01/18	125	131,960
Series S
4.00%, 09/01/18	225	234,337
State of Ohio GO
Series A
3.00%, 08/01/18	100	102,742
4.00%, 08/01/18	400	416,256
4.63%, 09/01/18	560	588,963
Series B
5.00%, 08/01/18	50	52,693
5.00%, 09/01/18	145	153,264
Series C
3.00%, 08/01/18	50	51,371
4.00%, 08/01/18	315	327,802

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		$50	$52,593
5.75%, 06/15/18		135	142,808

			3,725,755
OKLAHOMA — 0.80%
County of Oklahoma OK GOL Series A
3.75%, 08/01/18		50	51,812
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	102,374
5.00%, 06/01/18	(ETM) (BHAC)	200	209,336
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	228,147
5.00%, 07/01/18		415	435,346
Series B
5.00%, 07/01/18		165	173,133
Series C
4.00%, 07/01/18		200	207,382
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	26,327
State of Oklahoma GO Series A
5.00%, 07/15/18		75	78,943

			1,512,800
OREGON — 2.07%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	210,603
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	2,440	2,561,341
5.00%, 08/01/18		265	279,344
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	52,444

Security		Principal (000s)	Value
County of Multnomah OR GOL
3.00%, 08/01/18		$160	$164,366
Portland Community College District GO
5.00%, 06/15/18		100	104,973
State of Oregon GO Series A
4.00%, 08/01/18		430	447,652
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	105,223

			3,925,946
PENNSYLVANIA — 2.69%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/18		100	104,753
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	392,314
5.00%, 06/15/18		50	52,382
5.00%, 07/01/18		475	498,412
Second Series
5.00%, 07/01/18		250	262,322
Series A
5.00%, 07/15/18		150	157,610
Third Series
5.38%, 07/01/18	(AGM)	640	674,522
County of Bucks PA GO
5.00%, 06/01/18		120	125,784
County of Erie PA GO Series C
3.00%, 09/01/18		100	102,619
Delaware County Authority RB
4.00%, 08/01/18		100	103,901
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/18	(NPFGC)	75	79,200
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/18		1,725	1,812,906

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Pennsylvania Higher Educational Facilities Authority RB Series AN
5.00%, 06/15/18		$100	$104,800
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		305	319,905
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	52,209
5.25%, 07/15/18	(AGM)	75	78,974
Series C
5.38%, 06/01/18	(AGC)	75	78,638
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	104,609

			5,105,860
RHODE ISLAND — 0.07%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18		125	130,350

			130,350
SOUTH CAROLINA — 0.15%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	104,917
State of South Carolina GO Series A
5.00%, 06/01/18		170	178,089

			283,006
SOUTH DAKOTA — 0.06%
South Dakota Conservancy District RB Series 2012B
4.00%, 08/01/18		100	104,078

			104,078
TENNESSEE — 0.94%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18		250	261,095
5.00%, 07/01/18		440	462,255

Security	Principal (000s)	Value
Series D
4.00%, 07/01/18	$255	$264,736
5.00%, 07/01/18	105	110,311
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	175	183,626
State of Tennessee GO
Series A
4.00%, 09/01/18	125	130,405
5.00%, 08/01/18	195	205,770
Series B
4.00%, 08/01/18	165	171,750

1,789,948
TEXAS — 5.71%
Austin Community College District GOL
5.00%, 08/01/18	145	152,631
Austin Independent School District GO Series B
5.00%, 08/01/18	120	126,562
City of Arlington TX GOL Series A
4.00%, 08/15/18	100	104,158
City of Austin TX GOL
4.00%, 09/01/18	160	166,848
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18	50	52,530
City of Houston TX Airport System Revenue RB Series A
5.00%, 07/01/18	85	89,179
City of Plano TX GOL Series 2011
4.00%, 09/01/18	150	156,312
City of San Antonio TX GOL
4.50%, 08/01/18	70	73,326
5.00%, 08/01/18	100	105,413
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	52,107

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Coppell Independent School District GO Series B
0.00%, 08/15/18		$145	$142,373
County of Bexar TX GOL Series A
5.00%, 06/15/18		150	157,293
County of Harris TX GO Series C
5.25%, 08/15/18	(AGM)	150	158,958
County of Harris TX RB Series C
5.00%, 08/15/18		180	189,857
County of Tarrant TX GOL
5.00%, 07/15/18		85	89,458
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	105,575
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	150	150,355
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	145,900
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	156,211
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	300,889
Frisco Independent School District GO Series B
5.00%, 08/15/18	(PSF)	100	105,501
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18		150	158,362
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	126,690
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	275	286,685

Security		Principal (000s)	Value
Series A
0.00%, 08/15/18	(PSF)	$25	$24,642
Klein Independent School District GO Series A
5.00%, 08/01/18	(PSF)	160	168,683
Laredo Community College District GOL
5.00%, 08/01/18		100	105,221
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	105,841
Series 2010
0.00%, 08/15/18	(PSF)	300	295,701
Series B
0.00%, 08/15/18		170	166,852
Lewisville Independent School District GO
Series A
4.00%, 08/15/18	(PSF)	235	244,903
Series B
4.00%, 08/15/18		225	234,261
Mesquite Independent School District GO Series A
5.00%, 08/15/18	(PSF)	50	52,788
North East Independent School District/TX GO Series A
5.00%, 08/01/18	(PSF)	400	421,708
North Texas Municipal Water District RB
4.00%, 06/01/18		225	233,053
5.00%, 06/01/18		25	26,163
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		575	599,610
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	62,485
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/18		150	157,587

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Permanent University Fund – University of Texas System RB Series A
5.00%, 07/01/18	$150	$157,606
Pleasanton Independent School District GO
5.00%, 08/15/18	130	137,151
Round Rock Independent School District GO
4.50%, 08/01/18	300	314,298
5.00%, 08/01/18	90	94,884
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	104,481
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	103,534
State of Texas GO
4.00%, 08/01/18	145	150,874
Series B
3.00%, 08/01/18	150	154,093
5.00%, 08/01/18	120	126,446
Series B-1
5.00%, 08/01/18	55	57,955
Series C
4.00%, 08/01/18	215	223,710
5.00%, 08/01/18	75	79,029
Series F
5.00%, 08/01/18	75	79,029
Tarrant Regional Water District RB
6.00%, 09/01/18	190	203,439
Texas Tech University RB Series A
5.00%, 08/15/18	200	210,980
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/18	260	270,210
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18	260	273,967
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	105,575

Security		Principal (000s)	Value
University of Texas System (The) RB
Series A
5.00%, 08/15/18		$500	$527,590
Series B
4.00%, 08/15/18		380	395,800
5.25%, 08/15/18		280	296,402
Series C
5.00%, 08/15/18		370	390,417
Series E
3.00%, 08/15/18		120	123,358

			10,833,499
UTAH — 2.23%
County of Salt Lake UT RB Series A
5.00%, 08/15/18		700	738,927
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	68,062
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	321,479
5.00%, 07/01/18		440	461,745
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	57,086
5.00%, 07/01/20	(PR 07/01/18)	300	315,327
5.00%, 01/01/24	(PR 07/01/18)	150	157,663
Series C
3.00%, 07/01/18		60	61,532
5.00%, 07/01/18		1,360	1,429,305
University of Utah (The) RB Series A-1
4.00%, 08/01/18		125	130,029
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM) (AGM)	205	215,139
5.00%, 06/15/25	(PR 06/15/18)	270	282,855

			4,239,149
VERMONT — 0.21%
State of Vermont GO
Series B
5.00%, 08/15/18		250	263,938

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Series D
4.00%, 08/15/18	$130	$135,478

399,416
VIRGINIA — 4.25%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	104,911
5.00%, 07/15/18	5	5,262
City of Chesapeake VA GO Series A
5.00%, 08/01/18	660	695,455
City of Newport News VA GO
Series B
5.00%, 07/01/18	55	57,831
Series C
5.00%, 09/01/18	(SAW)	100	105,786
City of Richmond VA GO Series B
5.00%, 07/15/18	150	157,827
City of Virginia Beach VA GO Series B
5.00%, 07/15/18	245	257,818
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	259,007
5.00%, 06/01/18	300	314,280
County of Arlington VA GO Series B
4.00%, 08/15/18	100	104,186
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18	125	131,540
County of Henrico VA GO
4.00%, 07/15/18	125	129,941
Series A
5.00%, 08/01/18	100	105,400
County of Loudoun VA GO Series A
5.00%, 07/01/18	200	210,168
University of Virginia RB
5.00%, 09/01/18	125	132,178
Virginia Beach Development Authority RB Series B
5.00%, 08/01/18	135	142,308

Security		Principal (000s)	Value
Virginia College Building Authority RB
4.00%, 09/01/18		$100	$104,295
5.00%, 09/01/18	(SAW)	300	317,097
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,109,325
Series B
5.00%, 09/01/18		500	528,495
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	104,229
5.00%, 08/01/18		100	105,386
5.00%, 08/01/18	(SAP)	230	242,388
Series B-1
5.00%, 08/01/18		100	105,386
Series C
5.00%, 08/01/18		1,000	1,053,860
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	78,904
Series B
5.00%, 08/01/18		205	216,013
5.00%, 08/01/18	(SAW)	215	226,550
Series C
4.00%, 08/01/18	(SAW)	285	296,545
5.00%, 08/01/18	(SAW)	625	658,575

			8,060,946
WASHINGTON — 6.50%
City of Seattle WA Municipal Light & Power Revenue RB Series A
5.00%, 06/01/18		195	204,259
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/18		290	301,629
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	258,797
County of King WA GOL
5.00%, 06/01/18		100	104,772
County of Pierce WA RB
5.00%, 08/01/18		125	131,715
Energy Northwest RB
4.00%, 07/01/18		250	259,545
5.00%, 07/01/18		405	425,485

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Series A
5.00%, 07/01/18	$3,425	$3,598,237
5.25%, 07/01/18	580	611,135
Series C
5.00%, 07/01/18	100	105,058
Port of Seattle WA Series A
4.00%, 08/01/18	65	67,536
Port of Seattle WA GOL
5.00%, 06/01/18	300	314,496
Port of Seattle WA RB
5.00%, 06/01/18	260	271,983
Series A
5.00%, 08/01/18	70	73,655
State of Washington COP
Series A
5.00%, 07/01/18	125	131,243
Series F
4.00%, 07/01/18	195	202,221
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	121,194
Series 2010C
5.00%, 08/01/18	170	179,156
Series 2013A
5.00%, 08/01/18	515	542,738
Series A
5.00%, 07/01/18	320	336,227
5.00%, 08/01/18	940	990,628
Series B
5.00%, 07/01/18	350	367,748
5.00%, 08/01/18	270	284,542
Series B-2
5.00%, 08/01/18	145	152,810
Series C
5.00%, 06/01/18	100	104,748
5.50%, 07/01/18	280	295,935
Series D
5.00%, 07/01/18	300	315,213
Series R-2011C
5.00%, 07/01/18	240	252,170
Series R-2013C
5.00%, 07/01/18	500	525,355

Security	Principal (000s)	Value
Series R-2015
5.00%, 07/01/18	$100	$105,071
Series R-2015-C
4.00%, 07/01/18	85	88,256
State of Washington RB
Series C
5.00%, 09/01/18	505	533,265
University of Washington RB
Series C
5.00%, 07/01/18	65	68,312

12,325,134
WEST VIRGINIA — 0.11%
State of West Virginia GO
Series A
5.00%, 06/01/18	200	209,496

209,496
WISCONSIN — 1.70%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	157,122
Series 2
5.00%, 06/01/18	355	371,855
Series 5
5.00%, 06/01/18	100	104,748
State of Wisconsin RB
Series 1
4.00%, 07/01/18	715	742,299
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	1,015	1,066,471
Series 2
4.00%, 07/01/18	250	259,545
WPPI Energy RB
Series A
5.00%, 07/01/18	(AGM)	505	529,831

3,231,871

TOTAL MUNICIPAL BONDS & NOTES (Cost: $187,208,352)	187,363,295

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF

March 31, 2017

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds: MuniCash
0.63%[a,b]	511	$511,589

		511,589

TOTAL SHORT-TERM INVESTMENTS (Cost: $511,533)		511,589

TOTAL INVESTMENTS IN SECURITIES — 99.04% (Cost: $187,719,885)[c]		187,874,884
Other Assets, Less Liabilities — 0.96%		1,812,832

NET ASSETS — 100.00%		$189,687,716

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

NPFGC – IBC  —  National Public Finance Guarantee Corp. – Insured Bond Certificates

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $187,722,747. Net unrealized appreciation was $152,137, of which $252,927 represented gross unrealized appreciation on securities and $100,790 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$187,363,295	$—	$187,363,295
Money market funds	511,589	—	—	511,589

Total	$511,589	$187,363,295	$—	$187,874,884

See notes to financial statements.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.78%

ALABAMA — 1.02%
Alabama Drinking Water Finance Authority RB Series A
3.00%, 08/15/19		$235	$245,314
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		545	593,810
Alabama Public School & College Authority RB Series C
5.00%, 09/01/19		195	212,954
City of Huntsville AL GO Series A
5.00%, 09/01/19		185	201,970
State of Alabama GO
Series A
4.00%, 06/01/19		175	185,911
5.00%, 08/01/19		125	136,121
Series C
5.00%, 06/01/19		105	113,790
Series D
4.25%, 06/01/19	(ETM)	75	79,913

			1,769,783
ALASKA — 0.25%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	121,915
5.00%, 06/30/19		10	10,822
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	21,744
State of Alaska GO
Series A
4.00%, 08/01/19		250	265,558
Series B
5.00%, 08/01/19		20	21,703

			441,742
ARIZONA — 3.68%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19		150	161,811

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$90	$97,087
Arizona Department of Transportation State Highway Fund Revenue RB Series A
5.00%, 07/01/19	40	43,485
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	217,560
Series A-3
5.00%, 09/01/19	(AGM)	150	163,170
Arizona Transportation Board RB
4.25%, 07/01/19	75	80,252
5.00%, 07/01/19	805	874,753
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	55	58,509
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	52,116
4.00%, 07/01/19	130	138,354
5.00%, 07/01/19	580	630,157
Series A
4.00%, 07/01/19	430	456,509
5.00%, 07/01/19	600	650,739
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	104,165
City of Tempe AZ GOL Series B
4.00%, 07/01/19	135	143,675
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	43,364
County of Pima AZ RB
4.00%, 07/01/19	25	26,607
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	76,065
Series B
5.00%, 07/01/19	215	233,630
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	60	65,326

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series D
4.00%, 07/01/19		$425	$453,292
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	110	120,039
Maricopa County High School District No. 210-Phoenix GOL
3.00%, 07/01/19		75	78,021
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19		115	122,231
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19		70	73,611
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		75	79,819
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		250	270,862
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		135	146,888
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	331,001
State of Arizona COP
4.00%, 09/01/19		100	106,409
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/19	(AGM)	55	59,497
University of Arizona RB
5.00%, 08/01/19		115	124,985
Series B
5.00%, 06/01/19		85	92,093

			6,376,082
CALIFORNIA — 15.86%
91 Express Lanes Toll Road RB
5.00%, 08/15/19		170	185,356
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	47,904

Security		Principal (000s)	Value
Berkeley Unified School District/CA GO
5.00%, 08/01/19		$90	$98,226
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	27,480
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	27,081
5.00%, 09/01/19		395	431,166
Series D
5.00%, 09/01/19		75	81,867
Series F
4.00%, 09/01/19		25	26,695
5.00%, 09/01/19		85	92,783
Series G
5.00%, 09/01/19		205	223,770
Chaffey Community College District GO Series A
5.00%, 06/01/19		45	48,806
City & County of San Francisco CA GO
4.00%, 06/15/19		150	159,904
Series A
5.00%, 06/15/19		65	70,707
City of Industry CA GO Series B
5.00%, 07/01/19		50	54,123
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	(ETM)	90	96,050
5.00%, 09/01/19		360	393,685
Series B
5.00%, 09/01/19		105	114,825
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		680	737,507
5.25%, 06/01/19		170	185,285
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/19		50	54,228

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	$60	$57,484
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	146,056
Coast Community College District GO Series A
5.00%, 08/01/19		135	147,371
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19		75	81,048
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19		95	103,255
County of Santa Clara CA GO Series B
5.00%, 08/01/19		25	27,310
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	59,678
Series B
4.00%, 06/01/19		20	21,274
5.00%, 06/01/19		65	70,529
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	36,573
El Camino Community College District GO
5.00%, 08/01/19		40	43,617
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	71,380
Fremont Union High School District GO
5.00%, 08/01/19		150	163,971
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	90,732

Security	Principal (000s)	Value
5.00%, 08/01/19	$20	$21,809
Los Altos Elementary School District GO
5.00%, 08/01/19	25	27,286
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19	400	436,172
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	160	174,165
Series A
5.00%, 06/01/19	75	81,526
5.00%, 07/01/19	640	696,302
Series B
5.00%, 07/01/19	295	321,020
Series D
5.00%, 07/01/19	195	212,172
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/19	90	95,908
5.00%, 07/01/19	205	223,003
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	195	212,263
Series B
5.00%, 07/01/19	330	359,214
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	172,135
5.00%, 07/01/19	915	995,145
Series C
5.00%, 07/01/19	350	380,656
Series F
5.00%, 07/01/19	50	54,380
Series I
5.00%, 07/01/19	390	424,160
Series K
4.00%, 07/01/19	175	186,447
Series KRY
5.00%, 07/01/19	90	97,883

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Marin Community College District GO
4.00%, 08/01/19	$80	$85,395
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	105,479
Series A
5.00%, 07/01/19	160	174,090
Series B
5.00%, 07/01/19	125	136,007
Series C
5.00%, 07/01/19	165	179,530
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	140	151,143
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	106,888
North Orange County Community College District/CA GO Series A
4.00%, 08/01/19	100	106,744
Northern California Power Agency RB Series A
5.00%, 07/01/19	150	162,683
Norwalk-La Mirada Unified School District GO Series A
4.00%, 08/01/19	100	106,673
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	54,485
Port of Los Angeles RB Series A
5.00%, 08/01/19	160	174,630
Poway Unified School District GO
5.00%, 08/01/19	210	228,990
Rancho Santiago Community College District GO
4.00%, 09/01/19	50	53,473
5.25%, 09/01/19	(AGM)	100	109,918

Security		Principal (000s)	Value
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19		$50	$54,176
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19		140	151,866
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19		515	562,251
Series Y
4.00%, 08/15/19		120	128,207
San Diego Community College District GO
5.00%, 08/01/19		270	294,743
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19		35	37,821
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/19		150	163,584
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	(ETM)	75	81,673
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	212,584
0.00%, 07/01/19	(NPFGC)	160	154,606
Series C-2
5.50%, 07/01/19	(AGM)	165	181,282
Series R-3
5.00%, 07/01/19		45	48,942
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	108,946

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		$145	$157,600
Series E
5.00%, 06/15/19		70	76,083
San Gabriel Unified School District GO Series A
4.00%, 08/01/19		120	127,921
San Jose Financing Authority RB Series A
5.00%, 06/01/19		45	48,723
San Jose Unified School District GO
4.00%, 08/01/19		50	53,372
5.00%, 08/01/19		25	27,261
San Mateo County Community College District GO
4.00%, 09/01/19		105	112,396
San Mateo County Transit District RB Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	27,231
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		145	154,953
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		75	81,782
Santa Monica Community College District GO Series C
5.25%, 08/01/19		65	71,251
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	198,501
Sonoma County Junior College District GO
5.00%, 08/01/19		60	65,338
Southern California Public Power Authority RB
5.00%, 07/01/19		95	103,321

Security		Principal (000s)	Value
Series A
4.00%, 07/01/19		$120	$127,849
5.00%, 07/01/19		1,035	1,125,158
State of California GO
3.00%, 09/01/19		460	480,626
5.00%, 08/01/19		500	544,830
5.00%, 09/01/19		2,070	2,261,268
Series A
4.60%, 07/01/19	(ETM)	700	754,320
5.00%, 07/01/19	(ETM)	4,025	4,374,732
5.00%, 07/01/20	(PR 07/01/19)	695	755,389
5.25%, 07/01/21	(PR 07/01/19)	685	748,315
Series B
5.00%, 09/01/19		975	1,065,090
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	55	60,579
Ventura County Community College District GO
5.00%, 08/01/19		40	43,617
West Valley-Mission Community College District GO Series B
5.00%, 08/01/19		125	136,304
William S Hart Union High School District GO Series C
4.00%, 08/01/19		20	21,320
Yosemite Community College District GO
4.00%, 08/01/19		100	106,744

			27,478,055
COLORADO — 0.55%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	119,707
City & County of Denver CO RB Series A
5.25%, 09/01/19	(ETM) (AGM)	100	109,641
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		25	27,325

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		$100	$108,406
Regional Transportation District COP Series A
4.00%, 06/01/19		100	105,944
University of Colorado RB
Series A
5.00%, 06/01/19		285	308,846
Series B
5.00%, 06/01/19		155	167,969

			947,838
CONNECTICUT — 1.57%
City of Stamford CT GO Series B
4.00%, 07/01/19		60	63,911
Connecticut State Health & Educational Facility Authority RB Series A-1
1.00%, 07/01/42	(MT 07/01/19)	400	396,556
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	357,298
Series C
5.00%, 06/15/19		390	420,202
5.00%, 07/15/19		130	140,380
Series D
5.00%, 06/15/19		75	80,808
Series E
5.00%, 09/01/19		300	325,020
State of Connecticut RB Series A
5.00%, 06/01/19		175	189,649
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/19		400	435,624
Series B
5.00%, 08/01/19		160	173,816
University of Connecticut RB Series A
5.00%, 08/15/19		125	135,861

			2,719,125

Security		Principal (000s)	Value
DELAWARE — 0.55%
County of New Castle DE GO
Series A
5.00%, 07/15/19		$25	$27,223
Series B
5.00%, 07/15/19		100	108,892
Delaware Transportation Authority RB
5.00%, 07/01/19		50	54,426
5.00%, 09/01/19		180	196,346
Series A
5.00%, 07/01/19		360	391,871
State of Delaware GO
Series A
3.00%, 08/01/19		100	104,446
5.00%, 07/01/19		70	76,131

			959,335
DISTRICT OF COLUMBIA — 0.69%
District of Columbia GO
Series A
5.00%, 06/01/19		550	596,392
Series B
5.25%, 06/01/19	(AGM-CR, AMBAC)	120	130,763
5.25%, 06/01/19	(AMBAC)	100	108,969
Series D
5.00%, 06/01/19		235	254,822
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/19		100	108,409

			1,199,355
FLORIDA — 6.87%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		255	276,859
Brevard County School District COP Series C
5.00%, 07/01/19		105	113,756
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 09/01/19		100	109,232
County of Hillsborough FL RB
5.00%, 08/01/19		170	185,297

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
County of Miami-Dade FL GO
3.50%, 07/01/19	$75	$78,834
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19	250	270,847
5.00%, 07/01/19	(AGC)	130	140,871
County of Palm Beach FL GO
5.00%, 07/01/19	100	108,782
County of Palm Beach FL RB
5.00%, 06/01/19	515	558,090
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	145	157,361
Series B
5.00%, 07/01/19	455	493,789
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	190,356
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	675	733,806
Hillsborough County School Board COP Series A
5.00%, 07/01/19	30	32,530
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	319,743
Lee County School Board COP
Series A
5.00%, 08/01/19	50	54,290
Series B
5.00%, 08/01/19	400	434,316
Leon County School District RB
5.00%, 09/01/19	150	163,509
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	129,868
5.00%, 07/01/19	(AGM)	75	80,993

Security	Principal (000s)	Value
Series B
5.00%, 07/01/19	$145	$156,755
Orange County School Board COP Series D
5.00%, 08/01/19	290	315,215
Palm Beach County School District COP
Series B
5.00%, 08/01/19	435	472,001
Series C
4.00%, 08/01/19	20	21,205
Series D
5.00%, 08/01/19	50	54,253
Pasco County School Board COP
5.00%, 08/01/19	50	54,145
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	55	58,208
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	191,447
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	79,372
5.00%, 07/01/19	585	632,016
Seminole County School Board COP Series A
4.00%, 07/01/19	25	26,515
St. Johns County School Board COP
5.00%, 07/01/19	220	238,550
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	75,967
State of Florida GO
5.00%, 07/01/19	415	451,155
Series A
5.00%, 06/01/19	435	471,592
Series B
5.00%, 06/01/19	1,020	1,105,802
Series C
5.00%, 06/01/19	670	726,361
Series D
5.50%, 06/01/19	275	301,070

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series F
4.00%, 06/01/19		$100	$106,346
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		160	173,752
Series B
5.00%, 07/01/19		325	352,934
Series C
5.00%, 07/01/19		160	173,752
Series E
5.00%, 07/01/19		180	195,471
Series F
5.00%, 07/01/19		545	591,843
Volusia County School Board COP
5.00%, 08/01/19		150	162,832
Series A
5.00%, 08/01/19		70	75,988

			11,897,676
GEORGIA — 2.68%
County of Carroll GA GO
4.00%, 06/01/19		125	132,761
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	26,907
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19		620	670,543
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	539,639
Series A
4.00%, 08/01/19	(GTD)	70	74,638
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	277,096
5.00%, 07/01/19	(NPFGC)	335	364,028
State of Georgia GO
Series A
5.00%, 07/01/19		100	108,736
Series C
5.00%, 07/01/19		840	913,382

Security		Principal (000s)	Value
Series E-1
4.50%, 07/01/19		$85	$91,483
Series E-2
4.00%, 09/01/19		125	133,650
Series I
4.00%, 07/01/19		290	308,902
5.00%, 07/01/19		915	994,934

			4,636,699
HAWAII — 1.91%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	63,122
5.00%, 07/01/19		120	130,370
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		15	15,994
4.00%, 08/01/19	(ETM)	10	10,641
Series B
5.00%, 08/01/19		325	354,010
5.25%, 07/01/19	(AGM)	475	518,681
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)	30	28,750
Series A
4.00%, 07/01/19		330	351,206
County of Hawaii HI GO Series B
4.00%, 09/01/19		50	53,452
County of Maui HI GO
5.00%, 06/01/19		190	205,897
5.00%, 09/01/19		145	158,387
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	162,963
State of Hawaii GO
Series DQ
5.00%, 06/01/19		150	162,618
Series DR
4.00%, 06/01/19		50	53,138
4.25%, 06/01/19		250	267,025
5.00%, 06/01/19		275	298,133

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series EH
4.00%, 08/01/19		$365	$389,459
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19	(AGM)	80	87,413

			3,311,259
IDAHO — 0.03%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	54,615

			54,615
ILLINOIS — 1.31%
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/19	(NPFGC)	125	119,030
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	115	123,926
5.50%, 07/01/19	(NPFGC)	70	76,595
Series B
5.50%, 06/01/19	(NPFGC)	25	27,277
State of Illinois GO
0.00%, 08/01/19		305	282,205
5.00%, 08/01/19		340	355,708
Series A
5.00%, 06/01/19		135	140,878
State of Illinois RB
4.50%, 06/15/19		50	53,352
5.00%, 06/15/19		510	549,703
First Series
5.25%, 06/15/19		70	75,828
Second Series
5.75%, 06/15/19	(NPFGC)	100	109,362
Series A
4.00%, 06/15/19		195	205,961
Series B
5.00%, 06/15/19		140	150,899

			2,270,724

Security		Principal (000s)	Value
INDIANA — 0.49%
Indiana University RB Series U
5.00%, 08/01/19		$110	$119,898
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19		300	323,454
Purdue University RB
Series A
5.00%, 07/01/19		300	326,418
Series Y
5.00%, 07/01/19		65	70,724

			840,494
IOWA — 0.85%
Cedar Rapids Community School District GO
5.00%, 06/01/19		50	54,027
City of Cedar Rapids IA GO Series A
5.00%, 06/01/19		225	243,580
City of Des Moines IA GO Series A
5.00%, 06/01/19		25	27,086
City of West Des Moines IA GO Series A
4.25%, 06/01/19		160	170,504
Iowa Finance Authority RB
5.00%, 08/01/19		325	354,152
5.00%, 08/01/19	(ETM)	40	43,530
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	127,408
State of Iowa RB
5.00%, 06/15/19		100	108,484
Series A
4.00%, 06/01/19	(ETM)	100	105,907
5.00%, 06/01/19	(ETM)	215	232,570

			1,467,248
KANSAS — 0.46%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/19		175	190,804

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		$80	$83,535
5.00%, 09/01/19		250	273,248
Series B
5.00%, 09/01/19		235	256,853

			804,440
KENTUCKY — 0.35%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	125	136,560
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	264,815
5.00%, 08/01/19		25	27,054
Series A
5.00%, 08/01/19		25	27,053
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19		140	151,316

			606,798
LOUISIANA — 0.20%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	107,525
State of Louisiana GO Series C
5.00%, 07/15/19		200	216,744
State of Louisiana RB
5.00%, 09/01/19		20	21,617

			345,886
MAINE — 0.33%
Maine Municipal Bond Bank RB Series A
4.00%, 09/01/19		45	47,973
State of Maine GO
4.25%, 06/01/19		295	315,417
Series B
5.00%, 06/01/19		195	211,624

			575,014

Security		Principal (000s)	Value
MARYLAND — 5.66%
City of Baltimore MD RB
Series A
5.00%, 07/01/19		$200	$217,144
Series D
5.00%, 07/01/19		235	255,309
City of Frederick MD GO
5.00%, 09/01/19		135	147,598
County of Baltimore MD GO
5.00%, 08/01/19		460	501,483
County of Charles MD GO
5.00%, 07/15/19		50	54,447
County of Harford MD GO
4.00%, 07/01/19		50	53,283
Series A
5.00%, 07/01/19		65	70,708
County of Howard MD GO
Series A
5.00%, 08/15/19		55	60,033
Series B
5.00%, 08/15/19		265	289,247
County of Montgomery MD GO
Series A
5.00%, 07/01/19		410	445,818
5.00%, 08/01/19		330	359,759
5.00%, 07/01/23	(PR 07/01/19)	1,070	1,161,720
County of Prince George’s MD GOL Series C
5.00%, 08/01/19		150	163,527
Maryland Economic Development Corp. RB
4.00%, 06/01/19		20	21,242
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	63,883
Series A
5.00%, 07/01/19		310	336,936
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	108,438
State of Maryland GO
Second Series
3.00%, 08/01/19		225	234,686
4.00%, 08/01/19		80	85,377

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
4.50%, 08/01/19		$350	$377,541
Second Series E
5.00%, 08/01/19		560	610,501
Series B
4.50%, 08/01/19		475	512,378
5.00%, 08/01/19		200	218,036
5.00%, 08/01/20	(PR 08/01/19)	250	272,010
5.00%, 08/01/21	(PR 08/01/19)	275	299,211
5.00%, 08/01/23	(PR 08/01/19)	1,450	1,577,658
5.25%, 08/15/19		305	334,689
Series C
5.00%, 08/01/19		385	419,719
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		320	347,001
Series A
4.00%, 06/01/19		200	212,604

			9,811,986
MASSACHUSETTS — 4.47%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		360	391,118
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	160,022
Series A
5.25%, 08/01/19		340	372,477
Series B
4.00%, 08/01/19		600	640,086
5.00%, 07/01/19		90	97,820
5.00%, 08/01/19		990	1,078,882
Series C
5.00%, 08/01/19		390	425,014
Series D
5.50%, 08/01/19		150	165,191
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	175,168
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		325	354,887

Security	Principal (000s)	Value
Series B
5.25%, 07/01/19	$695	$758,912
Series C
5.25%, 07/01/19	120	131,035
5.50%, 07/01/19	140	153,650
Series D
5.00%, 07/01/19	125	135,803
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,076
5.00%, 08/01/19	100	109,018
5.25%, 08/01/19	340	372,616
Series 14
5.00%, 08/01/19	75	81,764
Series 15A
5.00%, 08/01/19	265	288,898
Series A
5.25%, 08/01/19	245	268,503
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19	65	70,617
Massachusetts Port Authority RB Series B
5.00%, 07/01/19	10	10,864
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	175	186,893
5.00%, 08/15/19	450	491,089
Series C
5.00%, 08/15/19	155	169,153
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	510	556,288
Series J
5.25%, 08/01/19	(AGM)	70	76,769

7,748,613
MICHIGAN — 0.51%
Michigan Finance Authority RB
Series A
5.00%, 07/01/19	635	690,321

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Michigan State University RB
Series A
4.00%, 08/15/19	$175	$186,765

877,086
MINNESOTA — 1.89%
Metropolitan Council GO
Series B
5.00%, 09/01/19	175	191,228
State of Minnesota COP
5.00%, 06/01/19	125	135,263
State of Minnesota GO
5.00%, 08/01/19	250	272,425
5.00%, 08/01/19	(ETM)	5	5,435
Series A
5.00%, 08/01/19	175	190,698
Series B
5.00%, 08/01/19	700	762,790
Series C
5.00%, 08/01/19	345	375,946
Series D
5.00%, 08/01/19	370	403,189
Series E
4.00%, 08/01/19	190	202,679
5.00%, 08/01/19	445	484,916
Series F
4.00%, 08/01/19	65	69,337
Series G
5.00%, 08/01/19	60	65,382
State of Minnesota RB
Series A
5.00%, 06/01/19	100	108,367

3,267,655
MISSOURI — 0.61%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	152,530
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	163,034
5.25%, 07/01/19	160	174,864
Series B
5.00%, 07/01/19	525	570,617

1,061,045

Security		Principal (000s)	Value
MONTANA — 0.07%
Montana Department of Transportation RB
4.00%, 06/01/19		$110	$116,465

			116,465
NEBRASKA — 0.16%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19		85	90,736
Nebraska Public Power District RB
5.00%, 07/01/19		175	189,838

			280,574
NEVADA — 2.74%
Clark County School District GOL
Series A
5.00%, 06/15/19		735	794,755
Series B
5.00%, 06/15/19		380	410,894
Clark County Water Reclamation District GOL
5.00%, 07/01/19		60	65,185
Series A
5.25%, 07/01/34	(PR 07/01/19)	400	436,504
5.25%, 07/01/38	(PR 07/01/19)	700	763,882
County of Clark Department of Aviation RB
5.00%, 07/01/19		95	102,789
Series C
5.00%, 07/01/19		200	216,446
Series D
4.50%, 07/01/19		145	155,656
County of Clark NV GOL
Series A
5.00%, 07/01/19		250	271,488
County of Clark NV RB
5.00%, 07/01/19		340	368,829
Series B
5.00%, 07/01/19		170	184,295
Nevada System of Higher Education RB
Series B
4.00%, 07/01/19		200	212,116
State of Nevada GOL
5.00%, 06/01/19		30	32,504

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
5.00%, 08/01/19		$155	$168,835
Series A
5.00%, 08/01/19		100	108,926
Series B
5.00%, 08/01/19		115	125,265
Series C
5.00%, 06/01/19		200	216,690
5.00%, 08/01/19		100	108,926

			4,743,985
NEW HAMPSHIRE — 0.81%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/19		465	504,260
State of New Hampshire GO
Series A
5.00%, 07/01/19		530	575,432
Series B
4.00%, 06/01/19		250	265,367
State of New Hampshire RB
5.00%, 09/01/19		50	54,353

			1,399,412
NEW JERSEY — 2.24%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		150	157,606
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	52,487
4.00%, 06/15/19		50	51,694
5.00%, 06/15/19		115	122,457
5.25%, 09/01/19		25	26,474
5.25%, 09/01/19	(ETM)	75	82,175
Series PP
5.00%, 06/15/19		270	283,678
Series UU
4.00%, 06/15/19		50	51,469
5.00%, 06/15/19		160	168,106
Series XX
5.00%, 06/15/19		250	262,665
New Jersey Educational Facilities Authority RB
Series B
4.75%, 07/01/19		380	411,179

Security		Principal (000s)	Value
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		$80	$87,786
Series C
5.00%, 09/01/19		25	27,285
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	100	105,071
Series A-1
5.00%, 06/15/19		450	474,345
Series B
5.00%, 06/15/19		100	105,071
Series AA
5.00%, 06/15/19		75	78,803
State of New Jersey COP
Series A
5.00%, 06/15/19	(ETM)	25	27,071
State of New Jersey GO
5.00%, 06/01/19		260	278,946
5.00%, 08/01/19		135	145,479
Series H
5.25%, 07/01/19		250	270,197
Series L
5.25%, 07/15/19	(AMBAC)	245	265,085
Series N
5.50%, 07/15/19	(NPFGC)	65	70,784
Series Q
5.00%, 08/15/19		255	275,068

			3,880,981
NEW MEXICO — 1.38%
City of Albuquerque NM GO
Series A
4.00%, 07/01/19		35	37,265
City of Albuquerque NM RB
Series B
5.00%, 07/01/19		35	37,992
New Mexico Finance Authority RB
4.00%, 06/15/19		855	909,549
Series D
5.00%, 06/01/19		300	325,305

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19	$345	$374,895
Series B
5.00%, 07/01/19	650	704,808

		2,389,814
NEW YORK — 8.63%
City of New York NY GO
Series 1
5.00%, 08/01/19	535	581,951
Series A
5.00%, 08/01/19	830	902,841
Series B
4.00%, 08/01/19	465	495,137
5.00%, 08/01/19	705	766,871
Series C
4.00%, 08/01/19	465	495,137
5.00%, 08/01/19	840	913,718
Series D
5.00%, 08/01/19	345	375,277
Series E
4.00%, 08/01/19	140	149,073
5.00%, 08/01/19	420	456,860
Series G
5.00%, 08/01/19	175	190,358
Series H
5.00%, 08/01/19	155	168,602
Series I
4.00%, 08/01/19	95	101,157
5.00%, 08/01/19	470	511,247
Series I-1
5.00%, 08/01/19	710	772,310
Series J
5.00%, 08/01/19	470	511,247
Series K
4.00%, 08/01/19	100	106,481
5.00%, 08/01/19	605	658,095
County of Orange NY GOL
Series B
4.00%, 07/01/19	50	52,960
County of Westchester NY GOL
Series B
5.00%, 07/01/19	115	125,099

Security		Principal (000s)	Value
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	$120	$115,814
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19		115	124,831
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/19	(SAW)	235	250,047
5.00%, 07/15/19	(SAW)	100	108,702
Series S-1A
4.00%, 07/15/19	(SAW)	200	212,806
5.00%, 07/15/19	(SAW)	400	434,808
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19	(ETM)	100	108,877
Series A-1
4.00%, 08/01/19		165	175,773
5.00%, 08/01/19		205	223,190
Series A-3
5.00%, 08/01/19	(ETM)	155	168,572
Series B-1
5.00%, 08/01/19		115	125,204
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		320	347,446
New York State Dormitory Authority RB
3.00%, 07/01/19		150	155,907
5.00%, 07/01/19		245	265,715
5.00%, 07/01/19	(SAP)	65	70,587
5.50%, 07/01/19	(NPFGC)	105	115,188
Series A
5.00%, 07/01/19		670	727,552
Series D
3.50%, 06/15/19		120	126,271
4.50%, 06/15/19		260	279,237
5.00%, 06/15/19		110	119,335
Series E
5.00%, 08/15/19		400	436,204

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	$425	$461,647
Series A
5.00%, 06/15/19	895	972,176
5.00%, 08/15/19	150	163,799
Port Authority of New York & New Jersey RB Fifth Series
5.20%, 09/01/19	115	126,222
Town of Hempstead NY GOL
4.00%, 08/15/19	200	213,580

		14,963,911
NORTH CAROLINA — 2.48%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	205	222,813
Series C
5.00%, 06/01/19	50	54,197
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	138,473
Series B
4.00%, 07/01/19	20	21,304
5.00%, 07/01/19	305	331,645
City of Durham NC GO Series C
5.00%, 07/01/19	115	125,046
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	59,898
Series A
5.00%, 06/01/19	310	335,950
City of Raleigh NC GO Series A
5.00%, 09/01/19	65	71,044
County of Buncombe NC RB Series A
5.00%, 06/01/19	155	167,865
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	186,406

Security	Principal (000s)	Value
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	$280	$298,819
5.00%, 08/01/19	130	141,723
County of New Hanover NC GO
5.00%, 06/01/19	50	54,219
Series A
4.00%, 08/01/19	50	53,361
5.00%, 08/01/19	25	27,255
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	108,642
State of North Carolina GO
Series A
5.00%, 06/01/19	1,175	1,274,146
Series B
5.00%, 06/01/19	525	569,299
Town of Cary NC GO Series B
4.00%, 06/01/19	60	63,781

		4,305,886
OHIO — 2.27%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	150	164,526
Series A
5.00%, 06/01/19	100	108,416
5.00%, 07/01/19	200	217,378
5.00%, 08/15/19	370	403,674
City of Columbus OH GOL Series B
3.00%, 07/01/19	200	208,374
County of Franklin OH GOL
1.50%, 06/01/19	110	110,915
Miami University/Oxford OH RB
5.00%, 09/01/19	210	228,824
Ohio State University (The) RB Series A
5.00%, 06/01/19	125	135,628
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	110	119,427

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Ohio Water Development Authority RB Series C
5.00%, 06/01/19	$145	$157,427
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	147,199
State of Ohio Department of Administration COP
5.00%, 09/01/19	100	109,006
State of Ohio GO
5.00%, 08/01/19	55	59,923
Series A
5.00%, 08/01/19	100	108,950
Series B
5.00%, 06/15/19	35	37,977
5.00%, 08/01/19	660	719,069
5.00%, 09/01/19	75	81,924
Series C
5.00%, 08/01/19	715	778,992
University of Cincinnati RB Series C
5.00%, 06/01/19	35	37,897

		3,935,526
OKLAHOMA — 0.65%
Grand River Dam Authority RB Series A
4.00%, 06/01/19	305	323,532
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	50,874
5.00%, 07/01/19	40	43,382
Series B
5.00%, 07/01/19	165	178,721
Series C
5.00%, 07/01/19	50	54,158
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19	435	472,493

		1,123,160

Security		Principal (000s)	Value
OREGON — 1.11%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/19		$100	$108,525
5.00%, 08/01/19		120	130,828
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC, GTD)	160	155,136
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	59,716
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	74,449
Metro/OR GO
4.00%, 06/01/19		200	212,604
5.00%, 06/01/19		325	352,423
Series A
5.00%, 06/01/19		20	21,688
Port of Portland OR Airport RB Series 23
5.00%, 07/01/19		165	178,951
Portland Community College District GO
5.00%, 06/15/19		340	369,468
State of Oregon GO
Series B
5.00%, 08/01/19		20	21,799
Series O
5.00%, 08/01/19		100	108,994
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/19		70	76,586
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19	(GTD)	50	53,200

			1,924,367

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
PENNSYLVANIA — 3.30%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19		$100	$108,085
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		65	70,162
5.00%, 07/01/19		805	871,195
5.00%, 08/15/19		150	162,922
Second Series
5.00%, 07/01/19		720	779,206
Third Series
5.38%, 07/01/19	(NPFGC)	405	441,661
County of Bucks PA GO
5.00%, 06/01/19		75	81,376
County of Butler PA GO
5.00%, 07/15/19		75	81,398
County of Chester PA GO
Series C
5.00%, 07/15/19		25	27,188
5.00%, 07/15/19	(ETM)	5	5,434
Delaware County Authority RB
5.00%, 08/01/19		205	222,380
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/19	(NPFGC)	100	109,515
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19		1,505	1,636,116
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	283,720
Series AJ
5.00%, 06/15/19		10	10,820
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		400	433,752
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	161,698

Security	Principal (000s)	Value
Series B
4.00%, 06/01/19	$100	$105,294
5.00%, 06/01/19	125	134,271

5,726,193
RHODE ISLAND — 0.27%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	125	136,602
State of Rhode Island GO Series A
5.00%, 08/01/19	300	326,778

463,380
SOUTH CAROLINA — 0.26%
County of Charleston SC GO Series A
5.50%, 08/01/19	50	55,083
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	53,938
State of South Carolina GO
Series A
5.00%, 06/01/19	300	325,314
5.00%, 07/01/19	(SAW)	20	21,747

456,082
TENNESSEE — 1.37%
City of Memphis TN GO Series D
3.63%, 07/01/19	100	105,595
County of Sumner TN GO
5.00%, 06/01/19	40	43,347
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19	210	228,148
Series D
4.00%, 07/01/19	660	702,412
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19	105	113,634
Metropolitan Nashville Airport Authority (The) RB Series A
5.25%, 07/01/19	(AGC)	150	163,443

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/19		$825	$901,205
5.00%, 09/01/19		100	109,525

			2,367,309
TEXAS — 7.42%
Austin Community College District GOL
5.00%, 08/01/19		145	157,661
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	170	181,228
Series B
5.00%, 08/01/19		150	163,558
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)	90	86,575
0.00%, 08/15/19	(ETM) (AMBAC)	25	24,236
City of Arlington TX GOL
3.00%, 08/15/19		135	140,925
City of Austin TX GOL
5.00%, 09/01/19		455	497,682
Series A
5.00%, 09/01/19		135	147,768
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		100	108,631
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		55	59,628
City of El Paso TX GOL
5.00%, 08/15/19		115	125,133
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19		50	53,949
City of Houston TX RB Series A
5.25%, 09/01/19		75	81,823
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	21,797

Security		Principal (000s)	Value
City of San Antonio TX GOL
4.00%, 08/01/19		$75	$80,026
Series A
5.00%, 08/01/19		195	212,546
County of Bexar TX GOL
5.00%, 06/15/19		240	260,196
Series A
4.50%, 06/15/19		20	21,466
5.00%, 06/15/19		150	162,622
County of Denton TX GOL
4.00%, 07/15/19		70	74,498
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	27,429
County of Harris TX GOL Series C
5.25%, 08/15/19		70	76,801
County of Harris TX RB Series C
5.00%, 08/15/19		410	447,138
County of Tarrant TX GOL
5.00%, 07/15/19		255	277,557
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	239,873
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	90,694
5.00%, 08/15/19	(PSF)	125	136,291
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	74,624
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	43,566
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	105	114,485
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	245	266,844
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	176,053

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
5.00%, 08/15/19	(PSF)	$110	$119,936
Series B
4.00%, 08/15/19		55	58,684
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,484
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	175,898
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	535	570,840
Series D
0.00%, 08/15/19	(PSF)	25	24,242
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	215	229,403
5.00%, 08/15/19	(PSF)	135	147,195
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	176,053
5.00%, 08/15/19	(PSF)	10	10,903
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	310	337,593
North Texas Municipal Water District RB
5.00%, 06/01/19		440	476,443
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		360	393,145
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	230	250,776
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/19		135	146,698
Series A
5.00%, 07/01/19		460	499,859

Security	Principal (000s)	Value
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	$100	$108,901
Series A
5.00%, 08/01/19	175	190,577
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	119,808
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	108,916
State of Texas GO
5.00%, 08/01/19	60	65,399
Series B
5.00%, 08/01/19	470	512,291
Series C
5.00%, 08/01/19	140	152,597
Series C-1
5.00%, 08/01/19	100	108,998
Series E
4.50%, 08/01/19	135	145,596
Series F
5.00%, 08/01/19	100	108,998
Tarrant Regional Water District RB
5.00%, 09/01/19	240	262,519
6.00%, 09/01/19	100	111,584
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	295	314,237
University of Texas System (The) RB
Series A
4.00%, 08/15/19	515	549,469
5.00%, 08/15/19	280	305,350
Series B
4.00%, 08/15/19	125	133,366
5.00%, 08/15/19	500	545,135
5.25%, 08/15/19	50	54,805
Series C
5.00%, 08/15/19	500	545,135
Series D
4.25%, 08/15/19	110	118,004

12,861,140

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
UTAH — 0.79%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	$315	$341,047
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	110	119,506
State of Utah GO
5.00%, 07/01/19	100	108,759
Series A
5.00%, 07/01/19	315	342,591
Series C
5.00%, 07/01/19	115	125,073
University of Utah (The) RB Series A
5.00%, 08/01/19	150	163,279
Utah Transit Authority RB
Series A
5.25%, 06/15/19	80	87,406
Series C
5.25%, 06/15/19	(AGM)	70	76,335

1,363,996
VERMONT — 0.03%
State of Vermont GO Series F
5.00%, 08/15/19	50	54,587

54,587
VIRGINIA — 2.70%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	53,745
City of Newport News VA GO Series B
5.00%, 07/01/19	250	272,015
City of Richmond VA GO Series C
4.00%, 07/15/19	(SAW)	25	26,630
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19	300	325,314
Series B
5.00%, 06/01/19	115	124,704

Security		Principal (000s)	Value
Series D
5.00%, 06/01/19		$100	$108,438
County of Arlington VA GO
Series A
4.00%, 08/01/19		100	106,721
5.00%, 08/01/19		225	245,290
Series C
4.00%, 08/15/19		75	80,111
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	130,642
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19		100	108,799
Virginia College Building Authority RB
Series A
5.00%, 09/01/19		75	81,924
Series B
5.00%, 09/01/19		505	551,622
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	141,635
Series A
5.00%, 08/01/19		255	277,822
Series B
4.00%, 08/01/19		50	53,327
Series D
5.00%, 08/01/19		150	163,425
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	425	462,961
Series B
4.00%, 08/01/19	(SAW)	225	239,915
Series C
4.00%, 08/01/19	(SAW)	335	357,207
5.00%, 08/01/19	(SAW)	555	604,539
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	162,657

			4,679,443
WASHINGTON — 5.80%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		90	97,713

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series B
5.00%, 08/01/19		$280	$305,670
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		230	249,929
Series A
5.00%, 06/01/19		90	97,530
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	91,631
County of King WA GOL Series B
5.00%, 06/01/19		290	314,656
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		175	186,246
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	81,494
Energy Northwest RB Series A
5.00%, 07/01/19		1,635	1,776,297
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	345	373,400
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	145	157,724
Series B
5.00%, 06/01/19		395	426,454
State of Washington COP
4.00%, 07/01/19		100	106,081
Series A
5.00%, 07/01/19		95	102,922
Series B
5.00%, 07/01/19		100	108,339
State of Washington GO
4.00%, 07/01/19		400	425,796
5.00%, 07/01/19		905	983,417
Series 2010B
5.00%, 08/01/19		95	103,503
5.00%, 08/01/25	(PR 08/01/19)	350	380,971

Security	Principal (000s)	Value
Series 2010C
5.00%, 08/01/19	$35	$38,133
Series 2012-A
5.00%, 07/01/19	105	114,098
Series 2013A
5.00%, 08/01/19	75	81,713
Series A
5.00%, 08/01/19	560	610,120
Series B
5.00%, 07/01/19	520	565,058
Series B-2
5.00%, 08/01/19	250	272,375
Series D
5.00%, 07/01/19	100	108,665
Series R
5.00%, 07/01/19	580	630,257
Series R-2015
5.00%, 07/01/19	55	59,766
Series R-2015-C
5.00%, 07/01/19	280	304,262
Series R-2015-D
5.00%, 07/01/19	50	54,333
Series R-2017A
4.00%, 08/01/19	230	245,302
State of Washington RB
5.00%, 09/01/19	415	452,026
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	145	154,183

10,060,064
WISCONSIN — 1.51%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19	100	108,345
Series S-7
5.00%, 06/01/19	105	113,762
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/19	65	69,036
5.00%, 06/01/19	145	157,132
Series 2
5.00%, 06/01/19	350	379,285

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF

March 31, 2017

Security		Principal or Shares (000s)	Value
Series 4
5.00%, 06/01/19		$165	$178,806
State of Wisconsin RB Series 1
4.00%, 07/01/19		300	319,278
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/19		140	148,996
5.00%, 07/01/19		230	249,930
Series 2
4.00%, 07/01/19		50	53,213
Series I
5.00%, 07/01/19	(NPFGC)	670	728,055
WPPI Energy RB Series A
5.00%, 07/01/19		105	113,634

			2,619,472

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $170,996,728)			171,184,300

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Liquidity Funds: MuniCash
0.63%[a,b]		486	486,238

			486,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $486,180)			486,238

Value
TOTAL INVESTMENTS IN SECURITIES — 99.06%
(Cost: $171,482,908)[c]	$171,670,538
Other Assets, Less Liabilities — 0.94%	1,630,998

NET ASSETS — 100.00%	$173,301,536

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $171,482,922. Net unrealized appreciation was $187,616, of which $346,514 represented gross unrealized appreciation on securities and $158,898 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$171,184,300	$—	$171,184,300
Money market funds	486,238	—	—	486,238

Total	$486,238	$171,184,300	$—	$171,670,538

See notes to financial statements.

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.85%

ALABAMA — 0.98%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$430	$481,391
Alabama Public School & College Authority RB Series C
5.00%, 09/01/20		135	151,186
Auburn University RB
5.00%, 06/01/20		20	22,290
City of Huntsville AL GO
4.00%, 09/01/20		145	157,751
Series A
4.00%, 09/01/20		75	81,701
5.00%, 08/01/20		40	44,807
State of Alabama GO Series A
5.00%, 08/01/20		580	649,705
University of Alabama (The) RB Series A
5.00%, 07/01/20		95	106,181

			1,695,012
ALASKA — 0.43%
Alaska Municipal Bond Bank Authority RB Series Three
5.00%, 09/01/20	(MO)	25	27,823
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	27,870
5.00%, 09/01/20	(NPFGC)	130	144,927
State of Alaska GO
Series A
4.00%, 08/01/20		370	399,371
5.00%, 08/01/20		25	27,794
Series B
5.00%, 08/01/20		110	122,291

			750,076
ARIZONA — 5.62%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	71,930

Security		Principal (000s)	Value
Series C
5.00%, 06/01/20		$70	$77,463
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		220	245,494
Arizona State University RB Series A
5.00%, 07/01/20		50	55,885
Arizona Transportation Board RB
4.00%, 07/01/20		220	238,839
Series A
5.00%, 07/01/20		100	111,600
5.00%, 07/01/22	(PR 07/01/20)	1,485	1,659,265
5.00%, 07/01/23	(PR 07/01/20)	125	139,669
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	86,850
City of Flagstaff AZ GOL Series B
5.00%, 07/01/20		35	39,060
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	27,883
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	75	83,522
City of Phoenix AZ GO
4.00%, 07/01/20		515	559,099
City of Phoenix AZ GOL Series C
4.00%, 07/01/20		150	162,845
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	31,578
4.00%, 07/01/20		30	32,529
5.00%, 07/01/20		1,140	1,273,060
5.25%, 07/01/20	(NPFGC)	35	39,397
Series A
3.50%, 07/01/20		160	170,110
5.00%, 07/01/20		260	288,890
Series B
5.00%, 07/01/20		505	564,433
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	61,585

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Tempe AZ GO Series C
5.00%, 07/01/20		$40	$44,735
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		160	173,701
5.00%, 07/01/20		170	190,123
Series C
4.00%, 07/01/20		45	48,853
City of Tucson AZ GOL Series A
4.00%, 07/01/20		45	48,794
County of Pima AZ RB
5.00%, 07/01/20		140	156,429
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		85	95,004
5.00%, 07/01/20	(AGM)	145	162,065
Series A
5.00%, 07/01/20		440	491,784
County of Pinal AZ RB
5.00%, 08/01/20		25	27,732
Maricopa County Community College District GO
5.00%, 07/01/20		635	711,676
Series D
4.00%, 07/01/20		330	359,360
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	120	134,870
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		195	217,817
Pima County Regional Transportation Authority RB
5.00%, 06/01/20		50	55,742
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20		150	167,959
State of Arizona COP
5.00%, 09/01/20		300	334,977
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20	(AGM)	80	88,821

Security		Principal (000s)	Value
Yavapai County Community College District GOL
3.00%, 07/01/20		$150	$157,548

			9,688,976
ARKANSAS — 0.16%
State of Arkansas GO
4.00%, 06/15/20		250	271,500

			271,500
CALIFORNIA — 13.36%
91 Express Lanes Toll Road RB
5.00%, 08/15/20		95	106,460
Acalanes Union High School District GO
4.00%, 08/01/20		50	54,466
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/20	(AGM)	200	189,318
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	96,274
California State Public Works Board RB
5.00%, 06/01/20		330	367,353
Series A
5.00%, 06/01/20		100	111,319
5.00%, 09/01/20		450	504,171
Series D
5.00%, 09/01/20		60	67,223
Series F
5.00%, 09/01/20		155	173,659
Cerritos Community College District GO Series A
5.00%, 08/01/20		65	72,921
Chaffey Community College District GO Series A
5.00%, 06/01/20		75	83,708
City & County of San Francisco CA GO
5.00%, 06/15/20		50	56,053

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Series R1
5.00%, 06/15/20		$440	$493,261
City of Burbank CA Electric Revenue RB Series A
5.00%, 06/01/20		145	161,405
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	90,002
Series B
5.00%, 09/01/20		375	421,882
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/20		380	424,373
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20		105	113,947
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20		25	27,849
Clovis Unified School District GO Series A
0.00%, 08/01/20	(NPFGC)	100	94,534
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	118,324
Series A
5.00%, 08/01/20		60	67,395
Contra Costa Community College District GO
5.00%, 08/01/20		50	56,093
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20	(AGM)	40	37,751
Desert Community College District GO
5.00%, 08/01/20		25	28,012
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	22,335

Security		Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/20		$150	$167,664
Series B
4.00%, 06/01/20		140	152,149
5.00%, 06/01/20		505	564,469
East Side Union High School District GO
4.00%, 08/01/20		215	234,204
El Camino Community College District GO
5.00%, 08/01/20		50	56,093
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	32,700
5.25%, 08/01/20	(NPFGC)	105	118,981
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20		20	22,409
Garden Grove Unified School District GO Series A
0.00%, 08/01/20		25	23,665
Grossmont Union High School District GO
4.00%, 08/01/20		25	27,207
Huntington Beach Union High School District GO
5.00%, 08/01/20		130	145,842
Long Beach Community College District GO Series B
4.00%, 08/01/20		25	27,207
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20		235	263,637
Series C
5.00%, 08/01/20		65	72,921
Series F
5.00%, 08/01/20		280	314,121

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 06/01/20	$500	$560,405
5.00%, 07/01/20	555	622,137
Series B
5.00%, 06/01/20	180	201,326
5.00%, 07/01/20	220	246,558
Series C
5.00%, 07/01/20	40	44,844
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	270	302,071
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/20	70	76,345
5.00%, 07/01/20	480	538,776
Series B
5.00%, 07/01/20	10	11,225
Series C
4.00%, 07/01/20	100	109,065
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	345	386,776
Series B
5.00%, 07/01/20	115	128,925
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	280	304,539
5.00%, 07/01/20	475	531,711
Series A-1
5.00%, 07/01/20	60	67,163
Series A-2
4.00%, 07/01/20	50	54,382
Series C
5.00%, 07/01/20	925	1,035,436
Series KRY
4.00%, 07/01/20	50	54,382
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	49,050

Security		Principal (000s)	Value
Los Rios Community College District GO
5.00%, 08/01/20		$75	$84,087
Marin Community College District GO
4.00%, 08/01/20		150	163,345
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20		405	453,766
Series C
5.00%, 07/01/20		40	44,816
Series G
5.00%, 07/01/20		165	184,868
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20		150	167,595
Morgan Hill Redevelopment Agency Successor Agency TA Series A
5.00%, 09/01/20		100	112,121
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20		80	89,497
Newport Mesa Unified School District GO
0.00%, 08/01/20	(NPFGC)	85	80,620
Oak Grove School District GO Series B-1
0.00%, 08/01/20		75	70,901
Ohlone Community College District GO
4.00%, 08/01/20		100	108,932
Poway Unified School District GO
5.00%, 08/01/20		95	106,510
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	83,957
Riverside County Transportation Commission RB Series A
5.00%, 06/01/20		35	39,112

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Roseville Joint Union High School District GO
4.00%, 08/01/20		$100	$109,000
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	252,517
Series K
5.90%, 07/01/20	(AMBAC)	110	126,215
Series X
5.00%, 08/15/20		210	235,683
Series Y
5.00%, 08/15/20		40	44,892
San Diego Community College District GO
5.00%, 08/01/20		170	190,952
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		65	72,832
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		105	117,536
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20		140	156,922
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20		180	195,894
San Francisco Unified School District GO Series E
5.00%, 06/15/20		250	279,750
San Gabriel Unified School District GO Series A
5.00%, 08/01/20		75	83,956
San Jose Evergreen Community College District GO Series A
0.00%, 09/01/20	(AMBAC)	205	193,696

Security		Principal (000s)	Value
San Jose Financing Authority RB Series A
5.00%, 06/01/20		$100	$111,154
San Mateo County Community College District GO
4.00%, 09/01/20		70	76,450
Series B
0.00%, 09/01/20	(NPFGC)	415	393,715
San Mateo Union High School District GO Series A
5.00%, 09/01/20		35	39,351
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		240	261,766
Santa Clara Unified School District GO
5.00%, 07/01/20		50	55,970
Santa Monica Community College District GO
5.00%, 08/01/20		125	140,232
Sequoia Union High School District GO
4.00%, 07/01/20		50	54,382
Sonoma County Junior College District GO
4.00%, 08/01/20		110	119,561
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20		75	82,269
Southern California Public Power Authority RB
4.00%, 07/01/20		135	146,741
5.00%, 07/01/20		155	173,472
Series A
5.00%, 07/01/20		370	413,923
State of California GO
4.00%, 09/01/20		350	381,062
5.00%, 08/01/20		1,245	1,394,039
5.00%, 09/01/20		1,900	2,131,876
Series B
5.00%, 09/01/20		900	1,009,836

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Tamalpais Union High School District GO
5.00%, 08/01/20		$30	$33,708
Ventura County Community College District GO
4.00%, 08/01/20		125	136,165
5.00%, 08/01/20		65	72,921
Whittier Union High School District GO Series C
4.00%, 08/01/20		110	119,825
William S Hart Union High School District GO
4.00%, 09/01/20		100	109,027
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	125	118,636

			23,014,526
COLORADO — 0.49%
City & County of Denver CO GO Series D
5.00%, 08/01/20		20	22,391
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	110,812
Series B
0.00%, 09/01/20	(NPFGC)	50	46,163
Regional Transportation District COP Series A
5.00%, 06/01/20		160	177,523
University of Colorado RB
Series A
5.00%, 06/01/20		185	206,307
Series B
5.00%, 06/01/20		245	273,217

			836,413
CONNECTICUT — 1.12%
State of Connecticut Clean Water Fund – State Revolving Fund RB Series B
5.00%, 07/01/20		170	190,527
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	220	244,416

Security		Principal (000s)	Value
Series C
5.00%, 06/01/20		$120	$132,136
Series D
5.00%, 06/15/20		155	170,827
Series E
5.00%, 08/15/20		100	110,648
5.00%, 09/01/20		200	221,532
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		220	244,963
5.00%, 09/01/20		105	117,142
Series B
5.00%, 09/01/20		310	345,848
Town of Darien CT GO
4.00%, 08/01/20		40	43,575
University of Connecticut RB Series A
5.00%, 08/15/20		95	105,413

			1,927,027
DELAWARE — 0.73%
County of New Castle DE GO Series A
5.00%, 07/15/20		125	140,115
Delaware Transportation Authority RB
5.00%, 07/01/20		415	464,970
5.00%, 09/01/20		60	67,194
Series 2014
5.00%, 07/01/20		175	196,072
State of Delaware GO
5.00%, 07/01/20		95	106,374
Series A
4.00%, 08/01/20		150	163,458
5.00%, 07/01/20		100	111,973

			1,250,156
DISTRICT OF COLUMBIA — 0.58%
District of Columbia GO
Series A
5.00%, 06/01/20		190	212,008
Series B
5.25%, 06/01/20	(AGM-CR, SGI)	305	342,689
5.25%, 06/01/20	(SGI)	45	50,561

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
Series D
5.00%, 06/01/20	$200	$223,166
Series E
5.00%, 06/01/20	150	167,374

		995,798
FLORIDA — 6.95%
County of Hillsborough FL RB
5.00%, 08/01/20	115	128,886
County of Miami-Dade FL GO
4.00%, 07/01/20	65	70,350
Series B
5.00%, 07/01/20	130	144,992
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20	355	394,859
County of Palm Beach FL GO
5.00%, 07/01/20	60	67,163
5.00%, 08/01/20	200	224,384
County of Palm Beach FL RB
4.00%, 06/01/20	90	97,582
5.00%, 06/01/20	155	172,851
Florida Department of Environmental Protection RB
5.00%, 07/01/20	685	764,460
Series A
5.00%, 07/01/20	75	83,700
Series B
5.00%, 07/01/20	190	212,040
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20	330	368,867
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	455	508,858
Series B
5.00%, 07/01/20	370	413,797
Series C
5.00%, 07/01/20	25	27,959
Hillsborough County School Board COP Series A
5.00%, 07/01/20	75	83,548

Security	Principal (000s)	Value
Lee County School Board COP
5.00%, 08/01/20	$50	$55,731
Leon County School District RB
5.00%, 09/01/20	325	362,700
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	390	432,475
Orange County School Board COP Series D
5.00%, 08/01/20	370	413,049
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	280	311,060
Series B
5.00%, 07/01/20	195	216,631
Palm Beach County School District COP
Series A
5.00%, 08/01/20	200	222,648
Series B
5.00%, 08/01/20	45	50,096
Series C
5.00%, 08/01/20	190	211,516
Series D
5.00%, 08/01/20	65	72,361
Pasco County School Board COP
5.00%, 08/01/20	200	221,776
Series A
5.00%, 08/01/20	75	83,166
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	245	271,764
Series B
4.00%, 06/01/20	50	53,921
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	110	121,795
Series B
5.00%, 07/01/20	420	465,037

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Seminole County School Board COP Series A
5.00%, 07/01/20		$50	$55,547
St. Johns County School Board COP
5.00%, 07/01/20		45	50,129
State of Florida Department of Transportation RB
5.00%, 07/01/20		60	66,919
State of Florida GO
5.00%, 07/01/20		545	609,512
Series A
5.00%, 06/01/20		1,000	1,115,830
5.00%, 07/01/20		30	33,551
Series B
5.00%, 06/01/20		595	663,919
Series C
5.00%, 06/01/20		150	167,374
Series D
5.00%, 06/01/20		515	574,652
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		375	418,752
Series E
5.00%, 07/01/20		430	480,168
Series F
5.00%, 07/01/20		315	351,751
Volusia County School Board COP Series B
5.00%, 08/01/20		50	55,731

			11,973,857
GEORGIA — 1.93%
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	250	280,480
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	210	235,603
Henry County School District GO
5.00%, 08/01/20	(SAW)	35	39,226
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		235	262,657
5.00%, 07/01/20	(NPFGC)	165	184,419

Security		Principal (000s)	Value
State of Georgia GO
Series E-1
4.00%, 07/01/20		$250	$271,910
Series E-2
5.00%, 09/01/20		220	247,373
Series I
5.00%, 07/01/20		1,605	1,796,621

			3,318,289
HAWAII — 1.15%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		95	103,285
4.00%, 08/01/20	(ETM)	30	32,560
Series B
5.00%, 08/01/20		200	223,942
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		210	234,644
County of Maui HI GO
5.00%, 09/01/20		200	224,480
State of Hawaii GO
Series EH
5.00%, 08/01/20		405	453,624
Series EO
4.00%, 08/01/20		215	233,823
5.00%, 08/01/20		105	117,606
Series EP
5.00%, 08/01/20		315	352,819

			1,976,783
ILLINOIS — 1.31%
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/20	(NPFGC)	180	165,347
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	45,137
6.00%, 07/01/20	(NPFGC)	60	68,593
State of Illinois GO
0.00%, 08/01/20		150	133,503
4.00%, 09/01/20		175	178,845
5.00%, 07/01/20		500	526,285

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
5.00%, 08/01/20	$195	$205,393
5.00%, 08/01/20	(AGM)	50	53,751
State of Illinois RB
4.00%, 06/15/20	135	144,544
5.00%, 06/15/20	665	732,664

2,254,062
INDIANA — 0.84%
Ball State University RB Series R
5.00%, 07/01/20	250	278,660
Indiana Finance Authority RB
5.25%, 07/01/20	115	128,433
Series I
5.00%, 07/01/20	25	27,647
Indiana University RB
Series A
5.00%, 06/01/20	300	335,148
Series U
5.00%, 08/01/20	65	72,849
Series V-1
5.00%, 08/01/20	45	50,434
Series W-2
5.00%, 08/01/20	115	129,047
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	55,151
Series K
5.00%, 06/01/20	190	209,709
Purdue University RB
Series A
5.00%, 07/01/20	35	39,191
Series AA
4.00%, 07/01/20	50	54,282
Series Y
5.00%, 07/01/20	65	72,782

1,453,333
IOWA — 0.90%
City of Cedar Rapids IA GO Series A
5.00%, 06/01/20	305	339,709
City of Des Moines IA GO Series A
5.00%, 06/01/20	210	234,116

Security	Principal (000s)	Value
Iowa City Community School District RB
5.00%, 06/01/20	$65	$71,863
Iowa Finance Authority RB
5.00%, 08/01/20	335	375,261
Series A
5.00%, 08/01/20	280	313,650
State of Iowa RB
4.00%, 06/15/20	65	70,507
5.00%, 06/15/20	130	145,083

1,550,189
KANSAS — 1.14%
City of Topeka KS GO Series A
5.00%, 08/15/20	50	56,040
City of Wichita KS GO
Series 811
5.00%, 06/01/20	105	117,093
Series A
4.00%, 09/01/20	30	32,621
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20	175	195,982
Series B
5.00%, 09/01/20	150	167,985
Kansas Turnpike Authority RB Series A
5.00%, 09/01/20	25	27,980
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20	10	10,600
Series B
5.00%, 09/01/20	700	786,597
Series C
5.00%, 09/01/20	430	483,501
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	84,634

1,963,033

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
KENTUCKY — 0.21%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		$60	$64,428
5.00%, 08/01/20		55	60,834
5.50%, 08/01/20	(AMBAC)	10	11,222
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20		205	227,259

			363,743
LOUISIANA — 0.53%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	115,521
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	113,024
State of Louisiana GO
Series A
5.00%, 08/01/20		250	278,367
5.00%, 09/01/20		100	111,564
Series C
4.00%, 07/15/20		60	64,820
5.00%, 07/15/20		85	94,546
5.00%, 08/01/20		50	55,674
State of Louisiana RB Series A
5.00%, 06/15/20		80	88,881

			922,397
MAINE — 0.20%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/20		85	94,439
Maine Turnpike Authority RB
5.00%, 07/01/20		115	128,534
State of Maine GO Series B
4.00%, 06/01/20		110	119,267

			342,240
MARYLAND — 4.21%
City of Baltimore MD RB Series D
5.00%, 07/01/20		575	642,476

Security	Principal (000s)	Value
City of Frederick MD GO
5.00%, 09/01/20	$400	$449,528
County of Baltimore MD GO
5.00%, 08/01/20	770	863,879
County of Frederick MD GO
4.00%, 08/01/20	25	27,217
County of Montgomery MD GO
Series A
5.00%, 07/01/20	530	593,277
5.00%, 08/01/20	200	224,384
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	281,105
Series B
4.00%, 07/15/20	70	76,192
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	190	212,040
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	106,093
State of Maryland GO
Second Series E
4.50%, 08/01/20	670	740,551
Series A
5.00%, 08/01/20	355	398,282
Series B
5.00%, 08/01/20	275	308,528
Series C
5.00%, 08/01/20	1,090	1,222,893
5.25%, 08/01/20	100	113,005
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	780	871,080
Series A
4.00%, 06/01/20	110	119,331

		7,249,861
MASSACHUSETTS — 6.40%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/20	160	178,938

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/20	(AMBAC)	$565	$637,817
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		305	344,308
5.25%, 08/01/20	(AGM)	375	423,330
Series B
3.00%, 08/01/20		100	105,571
4.00%, 08/01/20		50	54,412
4.00%, 06/01/28	(PR 06/01/20)	350	378,444
5.00%, 08/01/20		300	336,225
5.00%, 06/01/25	(PR 06/01/20)	2,215	2,467,798
5.25%, 08/01/20		350	395,108
5.25%, 09/01/20	(AGM)	110	124,458
Series D
1.05%, 08/01/43	(MT 07/01/20)	700	686,651
5.50%, 08/01/20		20	22,740
Series E
5.00%, 09/01/20		445	499,784
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		145	162,509
5.25%, 07/01/20		315	354,463
Series B
5.25%, 07/01/20		625	703,300
Series C
5.00%, 07/01/20		565	631,303
5.50%, 07/01/20		55	62,327
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		465	521,605
5.25%, 08/01/20		90	101,642
Massachusetts Port Authority RB Series C
5.00%, 07/01/20		45	50,281
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		220	239,576
5.00%, 08/15/20		420	471,185

Security		Principal (000s)	Value
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM)	$35	$37,951
5.00%, 08/01/40	(PR 08/01/20)	600	671,304
Series J
5.50%, 08/01/20	(AGM)	325	369,986

			11,033,016
MICHIGAN — 0.13%
Michigan State University RB Series A
5.00%, 08/15/20		195	218,626

			218,626
MINNESOTA — 2.15%
Metropolitan Council GO
Series D
5.00%, 09/01/20		125	140,509
Series E
5.00%, 09/01/20		250	281,017
State of Minnesota GO
5.00%, 08/01/20		315	353,184
5.00%, 08/01/20	(ETM)	5	5,586
Series A
5.00%, 08/01/20		200	224,244
Series B
4.00%, 08/01/20		225	244,955
5.00%, 08/01/20		950	1,065,159
Series D
5.00%, 08/01/20		830	930,613
State of Minnesota RB Series A
5.00%, 06/01/20		285	317,823
University of Minnesota RB
4.00%, 08/01/20		50	54,378
5.00%, 08/01/20		80	89,605

			3,707,073
MISSOURI — 0.12%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20		185	207,024

			207,024
MONTANA — 0.08%
Montana Department of Transportation RB
3.00%, 06/01/20		20	20,857

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
State of Montana GO
5.00%, 08/01/20	$100	$112,192

		133,049
NEBRASKA — 0.49%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	205	230,092
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	108,439
Nebraska Public Power District RB
5.00%, 07/01/20	400	445,992
University of Nebraska RB
5.00%, 07/01/20	50	55,783

		840,306
NEVADA — 1.53%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	55,919
Clark County School District GOL
Series A
5.00%, 06/15/20	135	149,762
Series B
5.00%, 06/15/20	480	532,488
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	77,553
Series C
5.00%, 07/01/20	60	66,635
County of Clark NV RB
5.00%, 07/01/20	150	167,247
Series B
5.00%, 07/01/20	95	105,795
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/20	35	38,996
Nevada System of Higher Education RB Series A
5.00%, 07/01/20	280	311,816
State of Nevada GOL
5.00%, 06/01/20	225	250,839
5.00%, 08/01/20	330	369,504

Security	Principal (000s)	Value
Series C
5.00%, 06/01/20	$305	$340,026
5.00%, 08/01/20	95	106,373
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	50	55,575

2,628,528
NEW HAMPSHIRE — 0.72%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	115	127,912
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	175	194,609
Series B
5.00%, 08/15/20	50	55,602
Series C
5.25%, 08/15/20	175	196,040
State of New Hampshire GO
Series A
3.50%, 07/01/20	140	149,722
5.00%, 07/01/20	100	111,701
Series B
5.00%, 06/01/20	160	178,314
State of New Hampshire RB
5.00%, 09/01/20	210	233,617

1,247,517
NEW JERSEY — 1.91%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	25	24,982
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	32,038
5.00%, 09/01/20	85	90,279
5.00%, 09/01/20	(ETM)	230	257,497
Series EE
4.50%, 09/01/20	65	67,991
Series XX
5.00%, 06/15/20	320	339,085

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	$30	$31,863
Series A
5.00%, 07/01/20	25	27,985
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20	75	77,267
5.00%, 06/15/20	175	185,596
5.00%, 06/15/20	(SAP)	40	42,422
Series A-1
5.00%, 06/15/20	450	479,452
Series AA
5.00%, 06/15/20	240	254,532
5.00%, 06/15/20	(SAP)	95	100,752
Series B
5.00%, 06/15/20	145	153,780
State of New Jersey GO
5.00%, 06/01/20	340	371,484
Series Q
4.00%, 08/15/20	200	212,980
5.00%, 08/15/20	490	537,701

3,287,686
NEW MEXICO — 1.02%
New Mexico Finance Authority RB
4.00%, 06/15/20	175	189,936
Series B
5.00%, 06/15/20	430	480,448
Series D
5.00%, 06/01/20	150	167,077
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	380	424,464
Series B
4.00%, 07/01/20	455	492,753

1,754,678
NEW YORK — 9.23%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/20	100	109,601

Security	Principal (000s)	Value
City of New York NY GO
Series A
5.00%, 08/01/20	$425	$474,895
Series B
0.00%, 06/01/20	70	66,579
3.00%, 08/01/20	180	189,445
4.00%, 08/01/20	270	292,931
5.00%, 08/01/20	950	1,061,530
Series C
3.00%, 08/01/20	25	26,312
5.00%, 08/01/20	520	581,048
Series D
5.00%, 08/01/20	470	525,178
Series E
4.00%, 08/01/20	120	130,191
5.00%, 08/01/20	500	558,700
Series F
4.00%, 08/01/20	170	184,438
5.00%, 08/01/20	410	458,134
Series G
5.00%, 08/01/20	310	346,394
Series H
5.00%, 08/01/20	435	486,069
Series H-2
5.00%, 06/01/20	185	205,809
Series I
5.00%, 08/01/20	355	396,677
Series I-1
5.00%, 08/01/20	160	178,784
Series J
5.00%, 08/01/20	1,510	1,687,274
Series J7
5.00%, 08/01/20	150	167,610
Series K
5.00%, 08/01/20	175	195,545
County of Orange NY GOL Series B
4.00%, 07/01/20	35	37,649
East Islip Union Free School District GO Series A
5.00%, 06/15/20	(SAW)	175	195,064
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	94,458

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	$255	$276,267
5.00%, 07/15/20	(SAW)	615	686,832
Series S-1A
3.00%, 07/15/20	(SAW)	45	47,312
5.00%, 07/15/20	(SAW)	75	83,760
Series S-2
4.00%, 07/15/20	(SAW)	200	216,680
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20		165	184,543
Series B
5.00%, 08/01/20		180	201,471
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	208,886
Series EE
4.00%, 06/15/20		25	27,101
Series FF
5.00%, 06/15/20		260	289,983
Series GG
4.00%, 06/15/20		310	336,049
5.00%, 06/15/20		225	250,947
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	567,436
Series A
4.00%, 07/01/20		25	27,058
4.13%, 07/01/20		210	227,766
5.00%, 07/01/20		830	925,933
5.50%, 07/01/20	(NPFGC)	195	220,843
Series C
5.00%, 06/15/20		105	117,214
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		180	195,363
5.00%, 06/15/20		910	1,016,460

Security	Principal (000s)	Value
Series A
3.50%, 06/15/20	$110	$117,666
5.00%, 06/15/20	160	178,718
5.00%, 08/15/20	165	185,137
Series B
5.00%, 08/15/20	120	134,645
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	79,072
Series 180
5.00%, 06/01/20	310	346,422
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	22,303
Town of Hempstead NY GOL
5.00%, 08/15/20	65	72,818

15,895,000
NORTH CAROLINA — 2.68%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20	225	249,505
City of Charlotte NC GO
Series A
5.00%, 07/01/20	410	458,671
Series C
5.00%, 06/01/20	25	27,903
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	65	72,760
Series B
5.00%, 07/01/20	90	100,745
City of Durham NC GO
5.00%, 09/01/20	215	241,750
City of Raleigh NC GO Series A
5.00%, 09/01/20	200	224,884
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	54,323
City of Winston-Salem NC Water & Sewer System Revenue RB Series A
5.00%, 06/01/20	50	55,789

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
County of Buncombe NC RB Series A
5.00%, 06/01/20	$205	$228,272
County of Forsyth NC GO Series E
4.00%, 07/01/20	170	184,899
County of Guilford NC GO Series D
5.00%, 08/01/20	300	336,576
County of Mecklenburg NC GO Series A
5.00%, 09/01/20	575	646,541
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	27,919
County of Onslow NC RB
5.00%, 06/01/20	60	66,571
County of Wake NC GO
5.00%, 09/01/20	80	89,954
State of North Carolina GO
5.00%, 06/01/20	500	558,385
Series 2013-D
4.00%, 06/01/20	585	635,199
State of North Carolina RB Series B
5.00%, 06/01/20	315	351,279

		4,611,925
OHIO — 2.74%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	85	92,392
5.00%, 07/01/20	285	318,832
Series A
5.00%, 07/01/20	120	134,245
5.00%, 08/15/20	260	291,821
City of Columbus OH GOL
4.00%, 08/15/20	225	244,901
5.00%, 08/15/20	50	56,120
Cleveland State University RB
5.00%, 06/01/20	125	138,533
Miami University/Oxford OH RB
5.00%, 09/01/20	205	229,483

Security	Principal (000s)	Value
Ohio State University (The) RB
Series A
4.00%, 06/01/20	$90	$97,552
5.00%, 06/01/20	185	206,675
Ohio Water Development Authority RB
5.00%, 06/01/20	310	346,626
Series A
5.00%, 06/01/20	235	262,765
Series C
5.00%, 06/01/20	70	78,271
State of Ohio Department of Administration COP
5.00%, 09/01/20	80	89,393
State of Ohio GO
5.00%, 08/01/20	60	67,245
Series A
5.00%, 09/01/20	415	466,484
Series B
4.00%, 08/01/20	180	195,881
5.00%, 08/01/20	520	582,790
5.00%, 09/01/20	100	112,311
Series C
5.00%, 08/01/20	565	633,114
University of Cincinnati RB Series A
5.00%, 06/01/20	60	66,811

		4,712,245
OKLAHOMA — 0.43%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20	25	27,041
5.00%, 06/01/20	195	216,943
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	255	284,233
Series B
3.00%, 07/01/20	100	104,415
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20	75	81,473

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
Tulsa County Industrial Authority RB
4.00%, 09/01/20		$20	$21,562

			735,667
OREGON — 1.50%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20		120	134,099
5.00%, 08/01/20		290	324,919
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	119,631
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	111,635
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	61,454
Metro/OR GO
5.00%, 06/01/20		280	312,418
Series A
5.00%, 06/01/20		160	178,525
Portland Community College District GO
5.00%, 06/15/20		370	413,915
State of Oregon GO
Series A
4.00%, 08/01/20		215	233,847
Series C
5.00%, 06/01/20		325	362,629
Series N
5.00%, 08/01/20		35	39,230
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	35	37,977
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	235	262,577

			2,592,856

Security	Principal (000s)	Value
PENNSYLVANIA — 1.55%
City of Philadelphia PA GO Series A
5.00%, 07/15/20	$110	$121,386
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 07/01/20	150	166,588
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	248,769
5.00%, 07/01/20	210	232,659
Second Series
5.00%, 07/01/20	350	387,765
Series T
5.00%, 07/01/20	170	188,343
County of Butler PA GO
5.00%, 07/15/20	150	166,956
County of Chester PA GO
5.00%, 07/15/20	525	587,401
Delaware County Authority RB
5.00%, 08/01/20	230	255,967
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20	20	22,273
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	50	55,583
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	135	150,572
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/20	(AGM)	25	27,916
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20	(AGM)	45	50,327

2,662,505

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security	Principal (000s)	Value
RHODE ISLAND — 0.59%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	$150	$165,461
Rhode Island Health & Educational Building Corp. RB Series A
4.50%, 09/01/20	210	232,354
State of Rhode Island GO
5.00%, 08/01/20	400	447,604
Series D
5.00%, 08/01/20	60	67,329
Series SE
5.00%, 08/01/20	100	112,215

		1,024,963
SOUTH CAROLINA — 0.16%
State of South Carolina GO
Series A
5.00%, 06/01/20	100	111,677
5.00%, 07/01/20	140	156,715

		268,392
TENNESSEE — 1.60%
City of Memphis TN GO Series D
4.00%, 07/01/20	50	54,182
County of Knox TN GO
5.00%, 06/01/20	225	251,273
County of Sumner TN GO
5.00%, 06/01/20	145	161,700
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	100	111,735
Series A
4.00%, 07/01/20	195	211,698
5.00%, 07/01/20	240	268,164
Series C
5.00%, 07/01/20	75	83,801
Series D
4.00%, 07/01/20	175	189,985
5.00%, 07/01/20	255	284,924

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		$220	$244,330
Series A
4.00%, 07/01/20		125	134,999
State of Tennessee GO
Series A
5.00%, 08/01/20		435	489,249
5.00%, 09/01/20		40	45,091
Series B
5.00%, 08/01/20		200	224,942

			2,756,073
TEXAS — 7.07%
Austin Community College District GOL
5.00%, 08/01/20		45	50,246
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	200	220,588
5.00%, 08/01/20		225	251,818
5.00%, 08/01/20	(PSF)	65	72,747
Series B
5.00%, 08/01/20		100	111,919
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)	15	14,253
Series A
0.00%, 08/15/20	(AMBAC)	230	215,864
City of Arlington TX GOL
5.00%, 08/15/20		90	100,904
City of Austin TX GOL
5.00%, 09/01/20		380	427,732
Series A
4.00%, 09/01/20		30	32,663
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	39,023
Series A
5.00%, 09/01/20	(AGM)	50	55,683

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Brownsville TX Utilities System Revenue RB Series A
5.00%, 09/01/20		$100	$111,365
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		70	76,817
City of El Paso TX GOL Series A
5.00%, 08/15/20		190	212,287
City of Houston TX RB
5.00%, 09/01/20		150	166,676
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	286,775
City of Plano TX GOL Series 2013
5.00%, 09/01/20		50	56,096
City of Round Rock TX GOL
4.00%, 08/15/20		85	91,977
County of Bexar TX GOL
5.00%, 06/15/20		200	222,802
County of Denton TX GOL
5.00%, 07/15/20		180	201,148
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	201,665
Del Mar College District GOL
5.00%, 08/15/20		20	22,276
Denton Independent School District GO Series C
5.00%, 08/15/20	(PSF)	120	134,443
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	120	134,303
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,594
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	225	252,081
Series A
4.00%, 08/15/20	(PSF)	150	163,125

Security		Principal (000s)	Value
Frisco Independent School District GO Series B
5.00%, 08/15/20	(PSF)	$75	$84,027
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	112,036
Series A
5.00%, 08/15/20		195	218,470
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	140,045
Keller Independent School District/TX GO Series A
5.00%, 08/15/20	(PSF)	25	28,049
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	200	190,172
4.00%, 08/15/20	(PSF)	120	130,500
Series A
0.00%, 08/15/20	(PSF)	50	47,543
Series D
0.00%, 08/15/20	(PSF)	175	166,401
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	19,017
Series A
4.00%, 08/15/20	(PSF)	15	16,313
5.00%, 08/15/20	(PSF)	95	106,434
Series B
4.00%, 08/15/20		150	162,984
Lone Star College System GOL Series A
5.00%, 08/15/20		355	396,702
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	145	157,688
5.00%, 08/15/20	(PSF)	20	22,407
Series E
5.00%, 08/15/20	(PSF)	125	140,045

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	$75	$83,939
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		40	43,550
5.00%, 09/01/20		530	594,681
5.25%, 09/01/20		140	158,250
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	65,250
Permanent University Fund – Texas A&M University System RB
4.00%, 07/01/20		125	135,746
Series A
5.00%, 07/01/20		350	391,429
Permanent University Fund – University of Texas System RB Series B
5.00%, 07/01/20		365	407,464
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	290	324,792
Socorro Independent School District GO
4.00%, 08/15/20	(PSF)	150	163,125
Series A
5.00%, 08/15/20	(PSF)	110	123,161
Spring Independent School District GO
5.00%, 08/15/20	(BAM)	40	44,643
5.00%, 08/15/20	(PSF)	200	224,072
State of Texas GO
5.00%, 08/01/20		285	319,813
Series B
5.00%, 08/01/20		195	218,819
Series C-1
5.00%, 08/01/20		610	684,511
Tarrant Regional Water District RB
5.00%, 09/01/20		30	33,693
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	105,464

Security		Principal (000s)	Value
Texas Tech University RB Series A
5.00%, 08/15/20		$205	$229,623
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		110	123,168
University of Texas System (The) RB
Series A
4.00%, 08/15/20		460	500,687
5.00%, 08/15/20		710	796,144
Series B
5.00%, 08/15/20		210	235,479
Ysleta Independent School District GO Series A
5.00%, 08/15/20	(PSF)	90	100,832

			12,180,038
UTAH — 0.92%
Cache County School District GO
5.00%, 06/15/20	(GTD)	50	55,833
Davis School District GO Series A
4.00%, 06/01/20	(GTD)	40	43,406
State of Utah GO Series A
5.00%, 07/01/20		810	906,981
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		105	117,496
Series A
5.00%, 08/01/20		110	123,091
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	207,084
Series C
5.25%, 06/15/20	(AGM)	115	129,281

			1,583,172
VERMONT — 0.11%
State of Vermont GO
Series C
4.00%, 08/15/20		150	163,579
Series F
5.00%, 08/15/20		30	33,704

			197,283

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
VIRGINIA — 3.97%
City of Alexandria VA GO Series B
5.00%, 06/15/20	(SAW)	$125	$139,749
City of Chesapeake VA GO Series A
5.00%, 08/01/20		500	560,610
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	223,946
5.00%, 07/15/20	(SAW)	65	72,857
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	55,940
Series C
4.00%, 07/15/20	(SAW)	35	38,023
Commonwealth of Virginia GO
Series A
5.00%, 06/01/20		255	284,776
Series A-1
4.00%, 06/01/20		60	65,149
Series B
5.00%, 06/01/20		50	55,838
County of Arlington VA GO Series C
5.00%, 08/15/20		500	561,550
County of Henrico VA GO
5.00%, 07/15/20		150	168,087
5.00%, 08/01/20		25	28,048
Series A
4.00%, 08/01/20		105	114,384
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	129,021
Hampton Roads Sanitation District RB Series A
5.00%, 07/01/20		150	167,755
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	150,637
University of Virginia RB
5.00%, 09/01/20		125	140,642

Security		Principal (000s)	Value
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20		$285	$319,414
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20		45	50,492
Series 2012B
5.00%, 09/01/20		145	162,696
Series A
5.00%, 09/01/20		585	656,394
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		610	683,237
Series B
5.00%, 08/01/20		255	285,615
Series B-3
4.00%, 08/01/20		300	326,607
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	480	521,861
Series 2012A
5.00%, 08/01/20	(SAW)	575	643,833
Series A
5.00%, 08/01/20	(SAW)	115	128,767
Series C
5.00%, 08/01/20	(SAW)	25	28,001
Series D
4.00%, 08/01/20	(SAW)	70	76,105

			6,840,034
WASHINGTON — 7.03%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		245	274,988
City of Seattle WA GOL
5.00%, 09/01/20		50	56,281
Series A
5.00%, 06/01/20		40	44,726
Series B
5.00%, 08/01/20		430	482,972
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		225	252,540
Series A
5.00%, 06/01/20		25	27,879

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal (000s)	Value
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		$245	$274,988
County of King WA GOL Series A
5.00%, 07/01/20		285	318,735
County of King WA Sewer Revenue RB
5.00%, 07/01/20		390	436,164
5.00%, 01/01/28	(PR 07/01/20)	150	167,451
5.00%, 01/01/30	(PR 07/01/20)	225	251,176
5.00%, 01/01/31	(PR 07/01/20)	500	558,170
Series B
4.00%, 07/01/20		100	108,563
County of Pierce WA GOL Series A
5.00%, 07/01/20		80	89,063
Energy Northwest RB
4.00%, 07/01/20		50	54,282
5.00%, 07/01/20		265	296,098
Series A
5.00%, 07/01/20		1,280	1,430,208
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	65	70,454
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	375	424,410
State of Washington COP
5.00%, 07/01/20		75	83,421
Series A
5.00%, 07/01/20		250	278,070
State of Washington GO
5.00%, 07/01/20		485	542,080
Series 03-C
0.00%, 06/01/20		140	133,578
Series A
5.00%, 07/01/20		505	564,433
5.00%, 08/01/20		100	112,006
Series B-1
5.00%, 08/01/20		180	201,611
Series C
5.00%, 06/01/20		225	250,913
Series D
5.00%, 07/01/20		30	33,531

Security	Principal (000s)	Value
Series R
4.00%, 07/01/20	$300	$325,791
5.00%, 07/01/20	310	346,484
Series R-2011B
5.00%, 07/01/20	510	570,022
Series R-2012C
5.00%, 07/01/20	40	44,708
Series R-2013A
5.00%, 07/01/20	255	285,011
Series R-2014A
5.00%, 07/01/20	170	190,007
Series R-2014B
5.00%, 07/01/20	175	195,596
Series R-2015
5.00%, 07/01/20	245	273,834
Series R-2015E
5.00%, 07/01/20	75	83,827
Series R-2017A
5.00%, 08/01/20	420	470,425
Series R-F
5.00%, 07/01/20	100	111,769
State of Washington RB
5.00%, 09/01/20	760	849,961
5.00%, 07/01/20	70	77,741
University of Washington RB
5.00%, 07/01/20	115	128,613
Series A
5.00%, 07/01/20	160	178,939
Series C
5.00%, 07/01/20	140	156,572

		12,108,091
WEST VIRGINIA — 0.60%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/20	95	106,084
State of West Virginia GO
4.00%, 06/01/20	165	178,845
Series A
5.00%, 06/01/20	400	445,936
West Virginia Commissioner of Highways RB Series A
5.00%, 09/01/20	250	279,147

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Security		Principal or Shares (000s)	Value
West Virginia Water Development Authority RB Series A
5.00%, 07/01/20		$25	$27,917

			1,037,929
WISCONSIN — 1.28%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20		100	108,391
5.00%, 06/01/20		195	217,458
Series 2
5.00%, 06/01/20		200	223,034
Series 4
5.00%, 06/01/20		190	211,882
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	16,047
5.00%, 07/01/20		270	301,776
Series 2
5.00%, 07/01/20		245	273,834
Series A
5.00%, 07/01/20		185	206,773
5.00%, 07/01/20	(AGM)	210	234,715
Series I
5.00%, 07/01/20	(NPFGC)	170	190,007
WPPI Energy RB Series A
5.00%, 07/01/20		195	216,565

			2,200,482

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $170,410,624)			170,261,429

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds: MuniCash
0.63%[a,b]		467	467,337

			467,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $467,277)			467,337

Value
TOTAL INVESTMENTS IN SECURITIES — 99.12%
(Cost: $170,877,901)[c]	$170,728,766
Other Assets, Less Liabilities — 0.88%	1,518,317

NET ASSETS — 100.00%	$172,247,083

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $170,877,901. Net unrealized depreciation was $149,135, of which $316,486 represented gross unrealized appreciation on securities and $465,621 represented gross unrealized depreciation on securities.

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$170,261,429	$—	$170,261,429
Money market funds	467,337	—	—	467,337

Total	$467,337	$170,261,429	$—	$170,728,766

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares iBonds Sep 2017 Term Muni Bond ETF	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$207,128,353	$187,208,352	$170,996,728
Affiliated (Note 2)	448,867	511,533	486,180

Total cost of investments	$207,577,220	$187,719,885	$171,482,908

Investments in securities, at fair value (Note 1):
Unaffiliated	$207,275,879	$187,363,295	$171,184,300
Affiliated (Note 2)	448,904	511,589	486,238

Total fair value of investments	207,724,783	187,874,884	171,670,538
Receivables:
Dividends and Interest	2,187,318	1,840,705	1,656,567

Total Assets	209,912,101	189,715,589	173,327,105

LIABILITIES
Payables:
Investment advisory fees (Note 2)	31,269	27,873	25,569

Total Liabilities	31,269	27,873	25,569

NET ASSETS	$209,880,832	$189,687,716	$173,301,536

Net assets consist of:
Paid-in capital	$209,893,151	$189,482,496	$172,991,431
Undistributed net investment income	131,914	110,802	123,916
Accumulated net realized loss	(291,796)	(60,581)	(1,441)
Net unrealized appreciation	147,563	154,999	187,630

NET ASSETS	$209,880,832	$189,687,716	$173,301,536

Shares outstanding[a]	7,700,000	7,450,000	6,800,000

Net asset value per share	$27.26	$25.46	$25.49

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$170,410,624
Affiliated (Note 2)	467,277

Total cost of investments	$170,877,901

Investments in securities, at fair value (Note 1):
Unaffiliated	$170,261,429
Affiliated (Note 2)	467,337

Total fair value of investments	170,728,766
Receivables:
Dividends and Interest	1,543,729

Total Assets	172,272,495

LIABILITIES
Payables:
Investment advisory fees (Note 2)	25,412

Total Liabilities	25,412

NET ASSETS	$172,247,083

Net assets consist of:
Paid-in capital	$172,247,341
Undistributed net investment income	151,269
Accumulated net realized loss	(2,392)
Net unrealized depreciation	(149,135)

NET ASSETS	$172,247,083

Shares outstanding[a]	6,750,000

Net asset value per share	$25.52

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares iBonds Sep 2017 Term Muni Bond ETF	iShares iBonds Sep 2018 Term Muni Bond ETF	iShares iBonds Sep 2019 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,595	$3,783	$3,989
Interest — unaffiliated	2,084,982	1,486,709	1,492,144

Total investment income	2,086,577	1,490,492	1,496,133

EXPENSES
Investment advisory fees (Note 2)	429,367	303,356	267,413

Total expenses	429,367	303,356	267,413
Less investment advisory fees waived (Note 2)	(75,691)	(47,741)	(42,256)

Net expenses	353,676	255,615	225,157

Net investment income	1,732,901	1,234,877	1,270,976

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	312	(2,145)	2,639
Investments — affiliated (Note 2)	(1)	142	50
In-kind redemptions — unaffiliated	(1,067)	—	—

Net realized gain (loss)	(756)	(2,003)	2,689

Net change in unrealized appreciation/depreciation	(823,146)	(527,933)	(638,535)

Net realized and unrealized loss	(823,902)	(529,936)	(635,846)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$908,999	$704,941	$635,130

See notes to financial statements.

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

iShares iBonds Sep 2020 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,454
Interest — unaffiliated	1,582,819

Total investment income	1,587,273

EXPENSES
Investment advisory fees (Note 2)	253,021

Total expenses	253,021
Less investment advisory fees waived (Note 2)	(37,154)

Net expenses	215,867

Net investment income	1,371,406

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,105
Investments — affiliated (Note 2)	483

Net realized gain	2,588

Net change in unrealized appreciation/depreciation	(1,051,322)

Net realized and unrealized loss	(1,048,734)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,672

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Sep 2017 Term Muni Bond ETF		iShares iBonds Sep 2018 Term Muni Bond ETF
	Year ended March 31, 2017	Year ended March 31, 2016[a]	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,732,901	$1,575,624	$1,234,877	$884,957
Net realized gain (loss)	(756)	289	(2,003)	(2,242)
Net change in unrealized appreciation/depreciation	(823,146)	(689,166)	(527,933)	333,041

Net increase in net assets resulting from operations	908,999	886,747	704,941	1,215,756

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,741,473)	(1,559,992)	(1,209,812)	(863,790)

Total distributions to shareholders	(1,741,473)	(1,559,992)	(1,209,812)	(863,790)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,412,379	32,897,246	80,295,902	28,053,106
Cost of shares redeemed	(1,362,661)	(2,738,359)	—	—

Net increase in net assets from capital share transactions	30,049,718	30,158,887	80,295,902	28,053,106

INCREASE IN NET ASSETS	29,217,244	29,485,642	79,791,031	28,405,072

NET ASSETS
Beginning of year	180,663,588	151,177,946	109,896,685	81,491,613

End of year	$209,880,832	$180,663,588	$189,687,716	$109,896,685

Undistributed net investment income included in net assets at end of year	$131,914	$140,095	$110,802	$85,148

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,200,000	3,150,000	1,100,000
Shares redeemed	(50,000)	(100,000)	—	—

Net increase in shares outstanding	1,100,000	1,100,000	3,150,000	1,100,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on May 20, 2015. See Note 4.

See notes to financial statements.

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Sep 2019 Term Muni Bond ETF		iShares iBonds Sep 2020 Term Muni Bond ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,270,976	$789,573	$1,371,406	$688,653
Net realized gain (loss)	2,689	(1,693)	2,588	(2,875)
Net change in unrealized appreciation/depreciation	(638,535)	729,161	(1,051,322)	908,311

Net increase in net assets resulting from operations	635,130	1,517,041	322,672	1,594,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,236,864)	(743,607)	(1,294,086)	(640,803)

Total distributions to shareholders	(1,236,864)	(743,607)	(1,294,086)	(640,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,945,463	50,970,611	93,488,650	50,938,069

Net increase in net assets from capital share transactions	73,945,463	50,970,611	93,488,650	50,938,069

INCREASE IN NET ASSETS	73,343,729	51,744,045	92,517,236	51,891,355

NET ASSETS
Beginning of year	99,957,807	48,213,762	79,729,847	27,838,492

End of year	$173,301,536	$99,957,807	$172,247,083	$79,729,847

Undistributed net investment income included in net assets at end of year	$123,916	$87,367	$151,269	$71,844

SHARES ISSUED
Shares sold	2,900,000	2,000,000	3,650,000	2,000,000

Net increase in shares outstanding	2,900,000	2,000,000	3,650,000	2,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	109

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2017 Term Muni Bond ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of year	$27.37	$27.49	$27.47	$27.72	$27.32

Income from investment operations:
Net investment income[b]	0.24	0.26	0.28	0.32	0.41
Net realized and unrealized gain (loss)[c]	(0.11)	(0.12)	0.01	(0.24)	0.41

Total from investment operations	0.13	0.14	0.29	0.08	0.82

Less distributions from:
Net investment income	(0.24)	(0.26)	(0.27)	(0.33)	(0.42)

Total distributions	(0.24)	(0.26)	(0.27)	(0.33)	(0.42)

Net asset value, end of year	$27.26	$27.37	$27.49	$27.47	$27.72

Total return	0.49%	0.51%	1.03%	0.31%	2.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$209,881	$180,664	$151,178	$126,379	$72,069
Ratio of expenses to average net assets	0.18%	0.18%	0.20%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.22%	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets	0.88%	0.95%	1.01%	1.16%	1.47%
Portfolio turnover rate[d]	0%[e]	3%	1%	2%	0%[e]

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 20, 2015. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.

See notes to financial statements.

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2018 Term Muni Bond ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$25.56	$25.47	$25.31	$25.17	$25.00

Income from investment operations:
Net investment income[b]	0.22	0.24	0.25	0.25	0.00 [c]
Net realized and unrealized gain (loss)[d]	(0.10)	0.08	0.15	0.10	0.17

Total from investment operations	0.12	0.32	0.40	0.35	0.17

Less distributions from:
Net investment income	(0.22)	(0.23)	(0.24)	(0.21)	—

Total distributions	(0.22)	(0.23)	(0.24)	(0.21)	—

Net asset value, end of period	$25.46	$25.56	$25.47	$25.31	$25.17

Total return	0.48%	1.28%	1.60%	1.44%	0.64%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$189,688	$109,897	$81,492	$48,081	$2,517
Ratio of expenses to average net assets[f]	0.18%	0.18%	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.21%	0.30%	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	0.87%	0.93%	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%[h]	1%	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$25.63	$25.38	$24.97	$25.00

Income from investment operations:
Net investment income[b]	0.26	0.28	0.29	0.04
Net realized and unrealized gain (loss)[c]	(0.14)	0.24	0.39	(0.05)

Total from investment operations	0.12	0.52	0.68	(0.01)

Less distributions from:
Net investment income	(0.26)	(0.27)	(0.27)	(0.02)

Total distributions	(0.26)	(0.27)	(0.27)	(0.02)

Net asset value, end of period	$25.49	$25.63	$25.38	$24.97

Total return	0.46%	2.07%	2.73%	(0.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,302	$99,958	$48,214	$7,490
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.21%	0.30%	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.02%	1.09%	1.15%	1.08%
Portfolio turnover rate[f]	0%[g]	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Sep 2020 Term Muni Bond ETF

	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$25.72	$25.31	$25.00

Income from investment operations:
Net investment income[b]	0.29	0.33	0.21
Net realized and unrealized gain (loss)[c]	(0.20)	0.39	0.26

Total from investment operations	0.09	0.72	0.47

Less distributions from:
Net investment income	(0.29)	(0.31)	(0.16)

Total distributions	(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.52	$25.72	$25.31

Total return	0.33%	2.89%	1.88%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,247	$79,730	$27,838
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.21%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.14%	1.28%	1.30%
Portfolio turnover rate[f]	0%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2017 Term Muni Bond	Diversified
iBonds Sep 2018 Term Muni Bond	Non-diversified
iBonds Sep 2019 Term Muni Bond	Non-diversified
iBonds Sep 2020 Term Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued an update to amend the amortization period for certain purchased callable debt securities held at a premium. The amendments shorten the amortization period for premiums to the earliest call date, but do not require an accounting change for securities held at a discount. The amendments are effective for financial statements for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Prior to August 1, 2016, for its investment advisory services to each Fund, BFA was entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA contractually agreed to waive a portion of its investment advisory fee for each Fund, through the termination date of such Fund in order to limit total annual operating expenses to 0.18% of the average daily net assets of each Fund. The contractual waiver was terminated effective August 1, 2016, pursuant to a written agreement between the Trust and BFA, and in conjunction with the annual advisory fee reduction from 0.30% to 0.18%.

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2017 Term Muni Bond	$17,011,678	$102,843
iBonds Sep 2018 Term Muni Bond	84,508,877	528,520
iBonds Sep 2019 Term Muni Bond	76,870,548	17,042
iBonds Sep 2020 Term Muni Bond	95,830,070	—

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Sales
iBonds Sep 2017 Term Muni Bond	$1,023,970

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a two-for-one stock split for the iShares iBonds Sep 2017 Term Muni Bond ETF, effective after the close of trading on May 20, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Mortgage-backed securities and securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than other types of bonds or securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.
CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to distributions received from a regulated investment company and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBonds Sep 2017 Term Muni Bond	$(1,067)	$391	$676
iBonds Sep 2018 Term Muni Bond	—	589	(589)
iBonds Sep 2019 Term Muni Bond	—	2,437	(2,437)
iBonds Sep 2020 Term Muni Bond	—	2,105	(2,105)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
iBonds Sep 2017 Term Muni Bond
Ordinary income	$532	$—
Tax-exempt	1,740,941	1,559,992

	$1,741,473	$1,559,992

iBonds Sep 2018 Term Muni Bond
Ordinary income	$1,017	$—
Tax-exempt	1,208,795	863,790

	$1,209,812	$863,790

iBonds Sep 2019 Term Muni Bond
Ordinary income	$2,538	$—
Tax-exempt	1,234,326	743,607

	$1,236,864	$743,607

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2017	2016
iBonds Sep 2020 Term Muni Bond
Ordinary income	$2,739	$—
Tax-exempt	1,291,347	640,803

	$1,294,086	$640,803

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBonds Sep 2017 Term Muni Bond	$131,914	$(291,791)	$147,558	$(12,319)
iBonds Sep 2018 Term Muni Bond	110,802	(57,719)	152,137	205,220
iBonds Sep 2019 Term Muni Bond	123,916	(1,427)	187,616	310,105
iBonds Sep 2020 Term Muni Bond	151,269	(2,392)	(149,135)	(258)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Sep 2017 Sep Term Muni Bond	$291,791
iBonds Sep 2018 Sep Term Muni Bond	57,719
iBonds Sep 2019 Sep Term Muni Bond	1,427
iBonds Sep 2020 Sep Term Muni Bond	2,392

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PLANNED FUND LIQUIDATION

In accordance with its prospectus and its investment objective, the iShares iBonds Sep 2017 Term Muni Bond ETF will be liquidating on or about September 1, 2017, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2017 Index, on or about the same date.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

120	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares iBonds Sep 2017 Term Muni Bond ETF,

iShares iBonds Sep 2018 Term Muni Bond ETF, iShares iBonds Sep 2019 Term Muni Bond ETF and

iShares iBonds Sep 2020 Term Muni Bond ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBonds Sep 2017 Term Muni Bond ETF, iShares iBonds Sep 2018 Term Muni Bond ETF, iShares iBonds Sep 2019 Term Muni Bond ETF and iShares iBonds Sep 2020 Term Muni Bond ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	121

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2017:

iShares ETF	Exempt- Interest Dividends
iBonds Sep 2017 Term Muni Bond	99.97%
iBonds Sep 2018 Term Muni Bond	99.92
iBonds Sep 2019 Term Muni Bond	99.79
iBonds Sep 2020 Term Muni Bond	99.79

122	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Sep 2017 Term Muni Bond	$0.243420	$—	$—	$0.243420	100%	—%	—%		100%
iBonds Sep 2018 Term Muni Bond	0.220882	—	0.000864	0.221746	100	—	0	[a]	100
iBonds Sep 2019 Term Muni Bond	0.255357	—	0.001373	0.256730	99	—	1		100
iBonds Sep 2020 Term Muni Bond	0.285692	—	0.000019	0.285711	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	123

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBonds Sep 2017 Term Muni Bond ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	7	0.53%
Greater than 0.5% and Less than 1.0%	46	3.48
Greater than 0.0% and Less than 0.5%	1,065	80.68
At NAV	17	1.29
Less than 0.0% and Greater than –0.5%	182	13.79
Less than –0.5% and Greater than –1.0%	3	0.23

	1,320	100.00%

iShares iBonds Sep 2018 Term Muni Bond ETF

Period Covered: March 19, 2013 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	24	2.36%
Greater than 0.0% and Less than 0.5%	880	86.43
At NAV	52	5.11
Less than 0.0% and Greater than –0.5%	56	5.50
Less than –0.5% and Greater than –1.0%	2	0.20
Less than –1.0% and Greater than –1.5%	2	0.20
Less than –1.5% and Greater than –2.0%	1	0.10
Less than –2.0%	1	0.10

	1,018	100.00%

iShares iBonds Sep 2019 Term Muni Bond ETF

Period Covered: February 4, 2014 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.13%
Greater than 0.5% and Less than 1.0%	6	0.75
Greater than 0.0% and Less than 0.5%	726	91.20
At NAV	14	1.76
Less than 0.0% and Greater than –0.5%	49	6.16

	796	100.00%

124	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares iBonds Sep 2020 Term Muni Bond ETF

Period Covered: August 12, 2014 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	1.95%
Greater than 0.0% and Less than 0.5%	595	89.48
At NAV	8	1.20
Less than 0.0% and Greater than –0.5%	49	7.37

	665	100.00%

SUPPLEMENTAL INFORMATION	125

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

126	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	127

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

128	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	129

Notes:

130	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-308-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares S&P 100 ETF | OEF | NYSE Arca
➢	iShares S&P 500 Growth ETF | IVW | NYSE Arca
➢	iShares S&P 500 Value ETF | IVE | NYSE Arca
➢	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
➢	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
➢	iShares S&P Small-Cap 600 Growth ETF | IJT | NYSE Arca
➢	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies — including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P 100 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.03%	17.01%	17.25%	17.03%	17.01%	17.25%
5 Years	12.66%	12.66%	12.88%	81.46%	81.52%	83.29%
10 Years	7.18%	7.18%	7.38%	100.12%	100.13%	103.78%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.60	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 ETF

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.03%, net of fees, while the total return for the Index was 17.25%.

As represented by the Index, large-capitalization U.S. stocks posted a solid return for the reporting period, but based on S&P indexes, trailed small- and mid-capitalization U.S. stocks.

Ten of 11 sectors in the Index were positive contributors to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. The technology hardware, storage and peripherals industry also posted solid performance amid rising expectations for stabilization of the personal computer industry and modest revenue growth.

The financials sector also significantly contributed to the Index’s return for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The consumer discretionary and healthcare sectors also benefited the Index’s return. In the consumer discretionary sector, steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales. In the healthcare sector, pharmaceuticals companies delivered solid performance despite increased scrutiny from lawmakers on prescription drug costs. Other sector contributors for the reporting period included industrials, consumer staples, and energy.

In contrast, the real estate sector detracted from the Index’s return for the reporting period as rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	25.67%
Financials	14.53
Health Care	14.38
Consumer Discretionary	12.12
Consumer Staples	10.85
Industrials	8.77
Energy	6.63
Telecommunication Services	3.56
Utilities	1.57
Materials	1.49
Real Estate	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	5.90%
Microsoft Corp.	3.99
Amazon.com Inc.	2.75
Exxon Mobil Corp.	2.66
Johnson & Johnson	2.65
Facebook Inc. Class A	2.62
Berkshire Hathaway Inc. Class B	2.48
JPMorgan Chase & Co.	2.46
General Electric Co.	2.04
AT&T Inc.	2.00

TOTAL	29.55%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 500 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.21%	15.19%	15.40%	15.21%	15.19%	15.40%
5 Years	13.57%	13.57%	13.77%	88.90%	88.94%	90.62%
10 Years	9.01%	9.02%	9.19%	137.02%	137.26%	140.99%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.70	$0.94	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 GROWTH ETF

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 15.21%, net of fees, while the total return for the Index was 15.40%.

As represented by the Index, large-capitalization U.S. growth stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Large-capitalization U.S. stocks posted a solid return, but they trailed both small-capitalization and mid-capitalization U.S. stocks. Within the S&P 500®, growth stocks underperformed value stocks for the reporting period.

Nine of 11 sectors in the Index contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. Stabilization in the personal computer industry and modest revenue growth benefited the technology hardware and equipment industry, while higher spending on enterprise software helped the software and services industry.

The consumer discretionary sector also contributed to the Index’s performance for the reporting period. Steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales. Media stocks performed well despite ongoing industry consolidation and declining television subscriptions, while the retail industry benefited from improving retail activity and downsizing retail stores. The industrials, healthcare, and financials sectors also helped the Index’s return during the reporting period.

In contrast, the telecommunication services and the real estate sectors were relatively minor detractors from the Index’s performance for the reporting period. The telecommunication services sector continued to face intense competitive pressure, while the real estate sector was negatively impacted by rising interest rates.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	34.59%
Consumer Discretionary	16.86
Health Care	15.31
Industrials	11.29
Consumer Staples	7.28
Financials	4.10
Real Estate	3.89
Energy	2.53
Materials	2.32
Telecommunication Services	1.04
Utilities	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	6.85%
Microsoft Corp.	4.63
Amazon.com Inc.	3.19
Facebook Inc. Class A	3.04
Alphabet Inc. Class A	2.29
Alphabet Inc. Class C	2.23
Johnson & Johnson	1.87
Home Depot Inc. (The)	1.63
Comcast Corp. Class A	1.62
Visa Inc. Class A	1.50

TOTAL	28.85%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P 500 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.44%	18.43%	18.66%	18.44%	18.43%	18.66%
5 Years	12.46%	12.47%	12.66%	79.88%	79.94%	81.46%
10 Years	5.55%	5.55%	5.70%	71.66%	71.67%	74.04%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.80	$0.95	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 VALUE ETF

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.44%, net of fees, while the total return for the Index was 18.66%.

As represented by the Index, large-capitalization U.S. value stocks posted a positive return despite trailing small- and mid-capitalization U.S value stocks for the reporting period. Within the U.S. large-capitalization market, value stocks outperformed growth stocks. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Ten of the 11 sectors contributed to the Index’s return for the reporting period. Financials stocks were the largest contributors, generally tracking the broader market until the U.S. presidential election, when speculation that the sector could benefit from the new administration’s policies led to a post-election rally. Investors’ expectations for stronger economic growth and a smaller regulatory burden as well as two interest rate increases by the Fed during the reporting period led to strong performance in the banking and insurance industries.

The information technology, healthcare, and industrials sectors were all meaningful contributors to the Index’s return for the reporting period. Within the information technology sector, growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry. For the healthcare sector, solid performances in the pharmaceuticals and biotechnology industries contributed to gains. The industrials sector benefited from a steady increase in manufacturing, construction spending, and investor optimism.

On the downside, the real estate sector detracted from the Index’s return for the reporting period, negatively impacted by a sharp rise in interest rates following the U.S. presidential election.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	26.54%
Health Care	12.24
Consumer Staples	11.70
Energy	11.40
Industrials	8.64
Information Technology	7.24
Consumer Discretionary	6.94
Utilities	6.04
Telecommunication Services	3.98
Materials	3.46
Real Estate	1.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.67%
Berkshire Hathaway Inc. Class B	3.41
JPMorgan Chase & Co.	3.38
AT&T Inc.	2.75
Wells Fargo & Co.	2.70
Bank of America Corp.	2.55
Chevron Corp.	2.19
Cisco Systems Inc.	1.82
Citigroup Inc.	1.79
General Electric Co.	1.49

TOTAL	25.75%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.85%	18.83%	19.13%	18.85%	18.83%	19.13%
5 Years	12.35%	12.35%	12.56%	78.98%	78.98%	80.65%
10 Years	9.47%	9.46%	9.66%	147.08%	146.86%	151.37%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.30	$1.26	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.85%, net of fees, while the total return for the Index was 19.13%.

As represented by the Index, mid-capitalization U.S. growth stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Mid-capitalization U.S. stocks delivered strong returns, but underperformed small-capitalization U.S. stocks for the reporting period. Within the S&P MidCap 400®, growth stocks underperformed value stocks.

Eight of 10 sectors in the Index contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance for the reporting period. Every industry group in the sector — software and services, semiconductors, and technology hardware and equipment stocks — posted strong returns despite the slow pace of initial public offerings. Higher spending on enterprise software helped the internet software and services industry, while growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors.

The financials sector was also a significant contributor to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate hikes by the Fed during the reporting period, led to gains in the banking industry.

The healthcare and industrials sectors were also meaningful contributors to the Index’s performance for the reporting period. The healthcare equipment and supplies industry led the healthcare sector, while the industrials sector benefited from a steady expansion in manufacturing, increasing construction spending in response to higher home prices, and investors’ optimism for a cyclical rebound in the wake of the U.S. presidential election.

In contrast, the real estate and energy sectors were relatively minor detractors from the Index’s return for the reporting period. Rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors. In the energy sector, exploration and production stocks declined despite rising oil and gas prices.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	22.82%
Industrials	17.01
Consumer Discretionary	12.89
Financials	11.98
Health Care	10.35
Real Estate	10.25
Materials	6.88
Consumer Staples	3.73
Utilities	2.74
Energy	1.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

WhiteWave Foods Co. (The)	1.14%
CDK Global Inc.	1.08
Duke Realty Corp.	1.07
Huntington Ingalls Industries Inc.	1.06
Gartner Inc.	1.03
Domino’s Pizza Inc.	1.02
MSCI Inc.	1.01
Align Technology Inc.	1.00
Packaging Corp. of America	0.99
Broadridge Financial Solutions Inc.	0.93

TOTAL	10.33%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P MID-CAP 400 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.81%	21.73%	22.13%	21.81%	21.73%	22.13%
5 Years	13.66%	13.66%	13.89%	89.70%	89.66%	91.62%
10 Years	7.96%	7.95%	8.16%	115.10%	114.89%	119.20%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,125.40	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 21.81%, net of fees, while the total return for the Index was 22.13%.

As represented by the Index, mid-capitalization U.S. value stocks posted a positive return but trailed small-capitalization U.S. value stocks for the reporting period. Within the mid-capitalization market, value stocks outperformed growth stocks. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Ten of the 11 sectors contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking and insurance industries.

The industrials, information technology, and materials sectors were all meaningful contributors to the Index’s return for the reporting period. The industrials and materials sectors benefited from a steady increase in manufacturing, construction spending, and investor optimism. Within the information technology sector, every industry group — software and services, semiconductors, and technology hardware and equipment — posted strong returns, despite the slow pace of initial public offerings.

The utilities sector was another contributor to the Index’s return, helped by investors’ expectations that the regulation of carbon emissions and pollution controls in the coal industry would be reduced by the Trump administration.

On the downside, the telecommunication services sector slightly detracted from the Index’s return for the reporting period, as the sector continued to face intense competitive pressure.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	20.24%
Industrials	12.61
Information Technology	12.44
Consumer Discretionary	10.48
Materials	9.23
Real Estate	9.14
Utilities	8.53
Health Care	5.79
Energy	5.61
Consumer Staples	5.29
Telecommunication Services	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

UGI Corp.	1.08%
Atmos Energy Corp.	1.05
Reinsurance Group of America Inc.	1.03
Alleghany Corp.	0.98
Ashland Global Holdings Inc.	0.98
Leidos Holdings Inc.	0.93
Everest Re Group Ltd.	0.92
OGE Energy Corp.	0.88
American Financial Group Inc./OH	0.88
JetBlue Airways Corp.	0.88

TOTAL	9.61%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.49%	24.46%	24.65%	24.49%	24.46%	24.65%
5 Years	14.33%	14.31%	14.46%	95.37%	95.21%	96.42%
10 Years	9.59%	9.59%	9.70%	149.93%	149.96%	152.28%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,122.50	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 24.49%, net of fees, while the total return for the Index was 24.65%.

As represented by the Index, small-capitalization U.S. growth stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Small-capitalization U.S. stocks delivered strong returns and outperformed large- and mid-capitalization U.S. stocks for the reporting period. Within the S&P SmallCap 600®, growth stocks performed similarly to value stocks.

All 11 sectors in the Index contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate hikes by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector was also a significant contributor to the Index’s performance for the reporting period. Every industry group in the sector — semiconductors, technology hardware and equipment, and software and services — posted strong returns despite the slow pace of initial public offerings. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors.

The healthcare and industrials sectors were also meaningful contributors to the Index’s performance for the reporting period. The healthcare equipment and supplies industry led the healthcare sector, while the industrials sector benefited from a steady expansion in manufacturing, increasing construction spending in response to higher home prices, and investors’ optimism for a cyclical rebound in the wake of the U.S. presidential election.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Industrials	18.80%
Financials	16.87
Information Technology	16.86
Health Care	14.95
Consumer Discretionary	12.41
Real Estate	7.30
Materials	4.98
Energy	2.72
Consumer Staples	2.69
Utilities	1.46
Telecommunication Services	0.96

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

MKS Instruments Inc.	1.01%
Blackbaud Inc.	0.99
U.S. Silica Holdings Inc.	0.95
Home BancShares Inc./AR	0.93
Sterling Bancorp./DE	0.88
Medidata Solutions Inc.	0.86
Pinnacle Financial Partners Inc.	0.85
CoreSite Realty Corp.	0.84
Evercore Partners Inc. Class A	0.83
Lumentum Holdings Inc.	0.81

TOTAL	8.95%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P SMALL-CAP 600 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.19%	24.11%	24.32%	24.19%	24.11%	24.32%
5 Years	13.81%	13.79%	13.99%	90.94%	90.80%	92.42%
10 Years	7.75%	7.75%	7.90%	111.00%	110.90%	113.88%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,120.50	$1.32	$1,000.00	$1,023.70	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 24.19%, net of fees, while the total return for the Index was 24.32%.

As represented by the Index, small-capitalization U.S. value stocks posted a positive return, outperforming large- and mid-capitalization U.S. value stocks for the reporting period. Within the S&P SmallCap 600®, value stocks and growth stocks performed similarly. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

All 11 sectors contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry. At the same time, the rally in stocks and corporate bonds helped propel the capital markets industry. The insurance industry rose for the reporting period, reflecting rising interest rates and increasing premiums.

The industrials, information technology, and materials sectors were all meaningful contributors to the Index’s return for the reporting period. The industrials and materials sectors benefited from a steady increase in manufacturing, construction spending, and investor optimism. Within the information technology sector, every industry group — software and services, semiconductors, and technology hardware and equipment — posted strong returns, despite the slow pace of initial public offerings.

Healthcare stocks contributed modestly to the Index’s return for the reporting period, as solid performances in the pharmaceuticals and biotechnology industries contributed to gains.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Industrials	19.06%
Consumer Discretionary	17.93
Financials	17.50
Information Technology	12.26
Health Care	9.81
Materials	6.76
Real Estate	4.20
Energy	4.01
Utilities	3.94
Consumer Staples	3.63
Telecommunication Services	0.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

ALLETE Inc.	0.98%
ProAssurance Corp.	0.92
Spire Inc.	0.89
Sanmina Corp.	0.87
CACI International Inc. Class A	0.83
Selective Insurance Group Inc.	0.80
HB Fuller Co.	0.75
Avista Corp.	0.73
Viavi Solutions Inc.	0.72
Hope Bancorp Inc.	0.71

TOTAL	8.20%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.73%
Boeing Co. (The)	205,432	$36,332,703
General Dynamics Corp.	102,636	19,213,459
Lockheed Martin Corp.	90,047	24,096,577
Raytheon Co.	105,628	16,108,270
United Technologies Corp.	270,293	30,329,578

		126,080,587
AIR FREIGHT & LOGISTICS — 0.95%
FedEx Corp.	88,430	17,257,115
United Parcel Service Inc. Class B	248,575	26,672,097

		43,929,212
AUTOMOBILES — 0.73%
Ford Motor Co.	1,407,800	16,386,792
General Motors Co.	491,628	17,383,966

		33,770,758
BANKS — 8.20%
Bank of America Corp.	3,615,618	85,292,429
Citigroup Inc.	999,274	59,776,571
JPMorgan Chase & Co.	1,288,251	113,159,968
U.S. Bancorp.	574,317	29,577,325
Wells Fargo & Co.	1,624,047	90,394,456

		378,200,749
BEVERAGES — 2.53%
Coca-Cola Co. (The)	1,393,615	59,145,021
PepsiCo Inc.	514,734	57,578,145

		116,723,166
BIOTECHNOLOGY — 3.67%
AbbVie Inc.	574,854	37,457,487
Amgen Inc.	265,609	43,578,469
Biogen Inc.[a]	77,869	21,290,942
Celgene Corp.[a]	280,580	34,912,569
Gilead Sciences Inc.	471,402	32,017,624

		169,257,091
CAPITAL MARKETS — 1.89%
Bank of New York Mellon Corp. (The)	374,163	17,671,719
BlackRock Inc.[b]	43,887	16,831,103
Goldman Sachs Group Inc. (The)	133,618	30,694,727
Morgan Stanley	518,245	22,201,616

		87,399,165

Security	Shares	Value
CHEMICALS — 1.49%
Dow Chemical Co. (The)	402,581	$25,579,997
EI du Pont de Nemours & Co.	311,813	25,047,938
Monsanto Co.	158,139	17,901,335

		68,529,270
COMMUNICATIONS EQUIPMENT — 1.32%
Cisco Systems Inc.	1,806,113	61,046,619

		61,046,619
CONSUMER FINANCE — 0.79%
American Express Co.	273,040	21,600,194
Capital One Financial Corp.	173,345	15,022,078

		36,622,272
DIVERSIFIED FINANCIAL SERVICES — 2.48%
Berkshire Hathaway Inc. Class Ba	684,988	114,173,800

		114,173,800
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.55%
AT&T Inc.	2,214,994	92,033,001
Verizon Communications Inc.	1,470,136	71,669,130

		163,702,131
ELECTRIC UTILITIES — 1.56%
Duke Energy Corp.	252,321	20,692,845
Exelon Corp.	334,182	12,023,869
NextEra Energy Inc.	168,638	21,648,060
Southern Co. (The)	357,427	17,792,716

		72,157,490
ELECTRICAL EQUIPMENT — 0.30%
Emerson Electric Co.	232,647	13,926,249

		13,926,249
ENERGY EQUIPMENT & SERVICES — 1.18%
Halliburton Co.	312,664	15,386,195
Schlumberger Ltd.	502,796	39,268,368

		54,654,563
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.43%
Simon Property Group Inc.	115,346	19,842,972

		19,842,972
FOOD & STAPLES RETAILING — 2.61%
Costco Wholesale Corp.	158,305	26,546,166
CVS Health Corp.	369,924	29,039,034
Wal-Mart Stores Inc.	543,101	39,146,720
Walgreens Boots Alliance Inc.	307,544	25,541,529

		120,273,449

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 0.94%
Kraft Heinz Co. (The)	215,095	$19,532,777
Mondelez International Inc. Class A	550,581	23,719,029

		43,251,806
HEALTH CARE EQUIPMENT & SUPPLIES — 1.87%
Abbott Laboratories	623,215	27,676,978
Danaher Corp.	220,030	18,819,166
Medtronic PLC	493,698	39,772,311

		86,268,455
HEALTH CARE PROVIDERS & SERVICES — 1.23%
UnitedHealth Group Inc.	346,929	56,899,825

		56,899,825
HOTELS, RESTAURANTS & LEISURE — 1.50%
McDonald’s Corp.	295,376	38,283,683
Starbucks Corp.	525,618	30,690,835

		68,974,518
HOUSEHOLD PRODUCTS — 2.30%
Colgate-Palmolive Co.	318,410	23,304,428
Procter & Gamble Co. (The)	922,006	82,842,239

		106,146,667
INDUSTRIAL CONGLOMERATES — 3.67%
3M Co.	215,023	41,140,351
General Electric Co.	3,146,642	93,769,932
Honeywell International Inc.	274,527	34,280,186

		169,190,469
INSURANCE — 1.14%
Allstate Corp. (The)	131,533	10,718,624
American International Group Inc.	335,620	20,952,757
MetLife Inc.	392,126	20,712,095

		52,383,476
INTERNET & DIRECT MARKETING RETAIL — 3.43%
Amazon.com Inc.[a]	142,839	126,632,487
Priceline Group Inc. (The)[a]	17,734	31,565,988

		158,198,475
INTERNET SOFTWARE & SERVICES — 6.50%
Alphabet Inc. Class Aa	107,156	90,846,857
Alphabet Inc. Class Ca	106,573	88,408,698
Facebook Inc. Class Aa	849,406	120,658,122

		299,913,677
IT SERVICES — 4.25%
Accenture PLC Class A	224,555	26,919,653
International Business Machines Corp.	309,561	53,906,953

Security	Shares	Value
MasterCard Inc. Class A	339,792	$38,216,406
PayPal Holdings Inc.[a]	405,034	17,424,563
Visa Inc. Class A	670,104	59,552,142

		196,019,717
MACHINERY — 0.43%
Caterpillar Inc.	211,520	19,620,595

		19,620,595
MEDIA — 3.66%
Comcast Corp. Class A	1,706,884	64,161,770
Time Warner Inc.	279,268	27,287,276
Twenty-First Century Fox Inc. Class A	379,901	12,304,993
Twenty-First Century Fox Inc. Class B	176,463	5,607,994
Walt Disney Co. (The)	524,661	59,491,311

		168,853,344
MULTILINE RETAIL — 0.24%
Target Corp.	200,307	11,054,943

		11,054,943
OIL, GAS & CONSUMABLE FUELS — 5.44%
Chevron Corp.	682,759	73,307,834
ConocoPhillips	445,710	22,227,558
Exxon Mobil Corp.	1,495,467	122,643,249
Kinder Morgan Inc./DE	692,422	15,053,254
Occidental Petroleum Corp.	275,645	17,464,867

		250,696,762
PHARMACEUTICALS — 7.58%
Allergan PLC	120,902	28,885,906
Bristol-Myers Squibb Co.	603,273	32,805,986
Eli Lilly & Co.	350,181	29,453,724
Johnson & Johnson	978,583	121,882,512
Merck & Co. Inc.	990,206	62,917,689
Pfizer Inc.	2,146,575	73,434,331

		349,380,148
ROAD & RAIL — 0.67%
Union Pacific Corp.	293,501	31,087,626

		31,087,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.63%
Intel Corp.	1,705,178	61,505,770
QUALCOMM Inc.	532,702	30,545,133
Texas Instruments Inc.	360,527	29,044,055

		121,094,958

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2017

Security	Shares	Value
SOFTWARE — 5.03%
Microsoft Corp.	2,786,981	$183,550,569
Oracle Corp.	1,080,908	48,219,306

		231,769,875
SPECIALTY RETAIL — 1.96%
Home Depot Inc. (The)	439,335	64,507,558
Lowe’s Companies Inc.	312,326	25,676,321

		90,183,879
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.89%
Apple Inc.	1,892,194	271,832,590

		271,832,590
TEXTILES, APPAREL & LUXURY GOODS — 0.58%
NIKE Inc. Class B	477,948	26,636,042

		26,636,042
TOBACCO — 2.45%
Altria Group Inc.	699,463	49,955,648
Philip Morris International Inc.	559,517	63,169,469

		113,125,117

TOTAL COMMON STOCKS
(Cost: $4,323,712,825)		4,602,872,507

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.67%[c,d]	5,212,955	$5,212,955

		5,212,955

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,212,955)		5,212,955

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $4,328,925,780)[e]		4,608,085,462
Other Assets, Less Liabilities — 0.09%		3,991,571

NET ASSETS — 100.00%		$4,612,077,033

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $4,378,160,987. Net unrealized appreciation was $229,924,475, of which $463,474,260 represented gross unrealized appreciation on securities and $233,549,785 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	50,394	13,823	(20,330)	43,887	$16,831,103	$427,454	$278,338

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	71	Jun. 2017	Chicago Mercantile	$8,382,060	$8,375,160	$(6,900)

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 100 ETF

March 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,602,872,507	$—	$—	$4,602,872,507
Money market funds	5,212,955	—	—	5,212,955

Total	$4,608,085,462	$—	$—	$4,608,085,462

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(6,900)	$—	$—	$(6,900)

Total	$(6,900)	$—	$—	$(6,900)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	572,251	$101,208,312	0.61%
General Dynamics Corp.	426,715	79,881,048	0.48
Lockheed Martin Corp.	374,371	100,181,679	0.61
Other securities[a]		144,297,253	0.88

		425,568,292	2.58
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	1,033,454	110,889,614	0.67
Other securities[a]		89,477,904	0.54

		200,367,518	1.21
AIRLINES
Other securities[a]		91,021,916	0.55

		91,021,916	0.55
AUTOMOBILES
Other securities[a]		16,038,429	0.10

		16,038,429	0.10
BANKS
Other securities[a]		102,793,276	0.62

		102,793,276	0.62
BEVERAGES
Coca-Cola Co. (The)	2,954,966	125,408,757	0.76
PepsiCo Inc.	1,198,422	134,055,485	0.81
Other securities[a]		82,224,958	0.50

		341,689,200	2.07
BIOTECHNOLOGY
AbbVie Inc.	2,390,000	155,732,400	0.94
Amgen Inc.	607,359	99,649,391	0.60
Biogen Inc.[b]	323,742	88,517,538	0.54
Celgene Corp.[b]	1,166,515	145,149,461	0.88
Gilead Sciences Inc.	1,959,883	133,115,253	0.81
Other securities[a]		143,364,512	0.86

		765,528,555	4.63
BUILDING PRODUCTS
Other securities[a]		27,010,359	0.16

		27,010,359	0.16
CAPITAL MARKETS
BlackRock Inc.[c]	89,459	34,308,421	0.21
Other securities[a]		328,371,600	1.98

		362,680,021	2.19

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$266,113,007	1.61%

		266,113,007	1.61
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		82,218,632	0.50

		82,218,632	0.50
COMMUNICATIONS EQUIPMENT
Other securities[a]		64,755,691	0.39

		64,755,691	0.39
CONSTRUCTION & ENGINEERING
Other securities[a]		8,408,866	0.05

		8,408,866	0.05
CONSTRUCTION MATERIALS
Other securities[a]		44,654,308	0.27

		44,654,308	0.27
CONSUMER FINANCE
Other securities[a]		82,674,995	0.50

		82,674,995	0.50
CONTAINERS & PACKAGING
Other securities[a]		12,485,824	0.08

		12,485,824	0.08
DISTRIBUTORS
Other securities[a]		13,616,258	0.08

		13,616,258	0.08
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	3,239,482	157,924,747	0.96
Other securities[a]		14,124,185	0.08

		172,048,932	1.04
ELECTRIC UTILITIES
Other securities[a]		50,432,602	0.31

		50,432,602	0.31
ELECTRICAL EQUIPMENT
Other securities[a]		70,068,313	0.42

		70,068,313	0.42
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		95,495,760	0.58

		95,495,760	0.58
ENERGY EQUIPMENT & SERVICES
Other securities[a]		127,002,755	0.77

		127,002,755	0.77

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		$634,675,532	3.84%

		634,675,532	3.84
FOOD & STAPLES RETAILING
Other securities[a]		20,570,393	0.12

		20,570,393	0.12
FOOD PRODUCTS
Other securities[a]		99,852,744	0.60

		99,852,744	0.60
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		389,174,828	2.35

		389,174,828	2.35
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	1,442,321	236,555,067	1.43
Other securities[a]		169,301,465	1.03

		405,856,532	2.46
HEALTH CARE TECHNOLOGY
Other securities[a]		25,975,331	0.16

		25,975,331	0.16
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	761,384	98,682,980	0.60
Starbucks Corp.	2,185,307	127,600,076	0.77
Other securities[a]		138,200,375	0.84

		364,483,431	2.21
HOUSEHOLD DURABLES
Other securities[a]		45,770,292	0.28

		45,770,292	0.28
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,878,335	168,768,400	1.02
Other securities[a]		117,448,590	0.71

		286,216,990	1.73
INDUSTRIAL CONGLOMERATES
3M Co.	607,903	116,310,081	0.70
General Electric Co.	6,148,745	183,232,601	1.11
Honeywell International Inc.	673,183	84,060,361	0.51
Other securities[a]		17,345,986	0.11

		400,949,029	2.43
INSURANCE
Other securities[a]		127,909,556	0.77

		127,909,556	0.77

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	593,851	$526,472,665	3.19%
Netflix Inc.[b]	645,386	95,394,505	0.58
Priceline Group Inc. (The)[b]	73,719	131,217,608	0.79
Other securities[a]		26,910,856	0.16

		779,995,634	4.72
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	445,506	377,699,987	2.29
Alphabet Inc. Class Cb	443,078	367,559,786	2.22
Facebook Inc. Class Ab	3,531,473	501,645,739	3.04
Other securities[a]		47,024,917	0.28

		1,293,930,429	7.83
IT SERVICES
Accenture PLC Class A	933,615	111,921,766	0.68
International Business Machines Corp.	733,599	127,748,930	0.77
MasterCard Inc. Class A	1,412,708	158,887,269	0.96
Visa Inc. Class A	2,786,017	247,593,331	1.50
Other securities[a]		340,555,089	2.06

		986,706,385	5.97
LEISURE PRODUCTS
Other securities[a]		24,237,193	0.15

		24,237,193	0.15
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		128,482,879	0.78

		128,482,879	0.78
MACHINERY
Other securities[a]		297,707,110	1.80

		297,707,110	1.80
MEDIA
Charter Communications Inc. Class Ab	322,550	105,577,066	0.64
Comcast Corp. Class A	7,096,493	266,757,172	1.61
Time Warner Inc.	1,161,074	113,448,540	0.69
Walt Disney Co. (The)	1,286,976	145,930,209	0.88
Other securities[a]		143,337,246	0.87

		775,050,233	4.69
METALS & MINING
Other securities[a]		59,372,481	0.36

		59,372,481	0.36

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
MULTI-UTILITIES
Other securities[a]		$59,689,406	0.36%

		59,689,406	0.36
MULTILINE RETAIL
Other securities[a]		54,309,992	0.33

		54,309,992	0.33
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		290,171,483	1.76

		290,171,483	1.76
PERSONAL PRODUCTS
Other securities[a]		21,812,749	0.13

		21,812,749	0.13
PHARMACEUTICALS
Johnson & Johnson	2,481,811	309,109,560	1.87
Merck & Co. Inc.	2,552,451	162,182,737	0.98
Pfizer Inc.	4,997,768	170,973,643	1.03
Other securities[a]		168,356,306	1.03

		810,622,246	4.91
PROFESSIONAL SERVICES
Other securities[a]		60,756,970	0.37

		60,756,970	0.37
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		7,000,374	0.04

		7,000,374	0.04
ROAD & RAIL
Union Pacific Corp.	841,967	89,181,145	0.54
Other securities[a]		52,533,561	0.32

		141,714,706	0.86
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	601,330	131,667,217	0.80
Intel Corp.	3,402,932	122,743,757	0.74
NVIDIA Corp.	883,190	96,205,887	0.58
QUALCOMM Inc.	2,214,765	126,994,625	0.77
Texas Instruments Inc.	1,498,923	120,753,237	0.73
Other securities[a]		243,644,358	1.47

		842,009,081	5.09
SOFTWARE
Adobe Systems Inc.[b]	743,241	96,717,951	0.59
Microsoft Corp.	11,587,093	763,125,945	4.62
Oracle Corp.	2,606,509	116,276,366	0.70
salesforce.com Inc.[b]	981,992	81,004,520	0.49
Other securities[a]		224,953,274	1.36

		1,282,078,056	7.76

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Home Depot Inc. (The)	1,826,574	$268,195,860	1.62%
Other securities[a]		341,617,432	2.07

		609,813,292	3.69
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	7,866,958	1,130,167,187	6.84
Other securities[a]		10,548,920	0.06

		1,140,716,107	6.90
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		97,517,658	0.59

		97,517,658	0.59
TOBACCO
Altria Group Inc.	2,908,082	207,695,217	1.26
Philip Morris International Inc.	1,279,420	144,446,518	0.87
Reynolds American Inc.	1,240,120	78,152,362	0.47

		430,294,097	2.60
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		56,947,559	0.34

		56,947,559	0.34
WATER UTILITIES
Other securities[a]		20,708,984	0.13

		20,708,984	0.13

TOTAL COMMON STOCKS
(Cost: $12,797,189,222)		16,495,753,271	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	158,435,419	158,498,794	0.96
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	16,809,771	16,809,771	0.10

		175,308,565	1.06

TOTAL SHORT-TERM INVESTMENTS
(Cost: $175,274,027)		175,308,565	1.06

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,972,463,249)[g]	$16,671,061,836	100.88%
Other Assets, Less Liabilities	(145,089,293)	(0.88)

NET ASSETS	$16,525,972,543	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $13,082,588,157. Net unrealized appreciation was $3,588,473,679, of which $3,809,741,726 represented gross unrealized appreciation on securities and $221,268,047 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	115,216	22,050	(47,807)	89,459	$34,308,421	$995,334	$3,647,348

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	220	Jun. 2017	Chicago Mercantile	$25,968,954	$25,951,200	$(17,754)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,495,753,271	$—	$—	$16,495,753,271
Money market funds	175,308,565	—	—	175,308,565

Total	$16,671,061,836	$—	$—	$16,671,061,836

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(17,754)	$—	$—	$(17,754)

Total	$(17,754)	$—	$—	$(17,754)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	1,099,574	$123,383,199	0.90%
Other securities[a]		123,540,953	0.91

		246,924,152	1.81
AIR FREIGHT & LOGISTICS
Other securities[a]		13,502,435	0.10

		13,502,435	0.10
AIRLINES
Other securities[a]		86,554,422	0.63

		86,554,422	0.63
AUTO COMPONENTS
Other securities[a]		57,452,856	0.42

		57,452,856	0.42
AUTOMOBILES
Ford Motor Co.	5,727,025	66,662,571	0.49
General Motors Co.	1,999,972	70,719,010	0.52

		137,381,581	1.01
BANKS
Bank of America Corp.	14,708,577	346,975,331	2.54
Citigroup Inc.	4,065,107	243,174,701	1.78
JPMorgan Chase & Co.	5,240,684	460,341,683	3.37
PNC Financial Services Group Inc. (The)[b]	713,275	85,764,186	0.63
Wells Fargo & Co.	6,606,722	367,730,146	2.70
Other securities[a]		315,858,353	2.32

		1,819,844,400	13.34
BEVERAGES
Coca-Cola Co. (The)	2,777,968	117,896,962	0.86
PepsiCo Inc.	921,346	103,061,764	0.76
Other securities[a]		52,035,103	0.38

		272,993,829	2.00
BIOTECHNOLOGY
Amgen Inc.	486,226	79,775,100	0.58
Other securities[a]		17,226,999	0.13

		97,002,099	0.71
BUILDING PRODUCTS
Other securities[a]		71,718,091	0.53

		71,718,091	0.53

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	1,522,126	$71,890,011	0.53%
BlackRock Inc.[b]	91,055	34,920,503	0.26
Goldman Sachs Group Inc. (The)	543,574	124,869,819	0.92
Morgan Stanley	2,108,249	90,317,387	0.66
Other securities[a]		167,203,256	1.22

		489,200,976	3.59
CHEMICALS
Dow Chemical Co. (The)	1,637,726	104,061,110	0.76
Other securities[a]		264,794,152	1.94

		368,855,262	2.70
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		10,347,324	0.08

		10,347,324	0.08
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	7,347,386	248,341,647	1.82
Other securities[a]		6,851,885	0.05

		255,193,532	1.87
CONSTRUCTION & ENGINEERING
Other securities[a]		20,659,339	0.15

		20,659,339	0.15
CONSUMER FINANCE
Other securities[a]		151,854,979	1.11

		151,854,979	1.11
CONTAINERS & PACKAGING
Other securities[a]		79,599,846	0.58

		79,599,846	0.58
DISTRIBUTORS
Other securities[a]		20,117,472	0.15

		20,117,472	0.15
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		7,036,426	0.05

		7,036,426	0.05
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	2,786,587	464,468,321	3.40
Other securities[a]		12,421,890	0.10

		476,890,211	3.50

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	9,010,739	$374,396,205	2.74%
Verizon Communications Inc.	2,810,890	137,030,888	1.00
Other securities[a]		29,706,327	0.23

		541,133,420	3.97
ELECTRIC UTILITIES
Duke Energy Corp.	1,026,449	84,179,082	0.62
Southern Co. (The)	1,454,042	72,382,211	0.53
Other securities[a]		388,819,912	2.85

		545,381,205	4.00
ELECTRICAL EQUIPMENT
Other securities[a]		97,674,415	0.72

		97,674,415	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		21,598,726	0.16

		21,598,726	0.16
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,124,978	87,860,782	0.64
Other securities[a]		109,797,415	0.81

		197,658,197	1.45
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		238,673,354	1.75

		238,673,354	1.75
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	644,003	107,992,863	0.79
CVS Health Corp.	1,504,879	118,133,001	0.87
Wal-Mart Stores Inc.	2,209,360	159,250,669	1.17
Walgreens Boots Alliance Inc.	1,251,107	103,904,436	0.76
Other securities[a]		71,642,517	0.52

		560,923,486	4.11
FOOD PRODUCTS
Kraft Heinz Co. (The)	875,017	79,460,294	0.58
Mondelez International Inc. Class A	2,239,803	96,490,713	0.71
Other securities[a]		183,266,119	1.34

		359,217,126	2.63
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	2,535,274	112,591,518	0.83

Security	Shares	Value	% of Net Assets
Medtronic PLC	2,008,390	$161,795,898	1.19%
Other securities[a]		118,022,416	0.86

		392,409,832	2.88
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	387,890	64,149,248	0.47
Other securities[a]		328,796,749	2.41

		392,945,997	2.88
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		119,793,579	0.88

		119,793,579	0.88
HOUSEHOLD DURABLES
Other securities[a]		88,863,563	0.65

		88,863,563	0.65
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,912,903	171,874,335	1.26
Other securities[a]		92,503,061	0.68

		264,377,396	1.94
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		19,527,560	0.14

		19,527,560	0.14
INDUSTRIAL CONGLOMERATES
General Electric Co.	6,784,403	202,175,209	1.48
Other securities[a]		124,573,282	0.91

		326,748,491	2.39
INSURANCE
American International Group Inc.	1,365,325	85,237,240	0.62
Chubb Ltd.	683,382	93,110,798	0.68
MetLife Inc.	1,595,193	84,258,094	0.62
Prudential Financial Inc.	630,885	67,302,812	0.49
Other securities[a]		344,044,043	2.53

		673,952,987	4.94
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		2,906,955	0.02

		2,906,955	0.02
INTERNET SOFTWARE & SERVICES
Other securities[a]		90,119,741	0.66

		90,119,741	0.66

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	541,502	$94,297,158	0.69%
Other securities[a]		38,353,260	0.28

		132,650,418	0.97
LEISURE PRODUCTS
Other securities[a]		5,532,836	0.04

		5,532,836	0.04
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		69,814,774	0.51

		69,814,774	0.51
MACHINERY
Other securities[a]		154,127,374	1.13

		154,127,374	1.13
MEDIA
Walt Disney Co. (The)	875,091	99,226,568	0.73
Other securities[a]		103,124,413	0.75

		202,350,981	1.48
METALS & MINING
Other securities[a]		21,754,474	0.16

		21,754,474	0.16
MULTI-UTILITIES
Other securities[a]		256,702,823	1.88

		256,702,823	1.88
MULTILINE RETAIL
Other securities[a]		76,228,215	0.56

		76,228,215	0.56
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	2,777,508	298,221,034	2.19
ConocoPhillips	1,813,178	90,423,187	0.66
Exxon Mobil Corp.	6,083,649	498,920,055	3.66
Kinder Morgan Inc./DE	2,816,820	61,237,667	0.45
Other securities[a]		404,977,804	2.96

		1,353,779,747	9.92
PERSONAL PRODUCTS
Other securities[a]		18,875,453	0.14

		18,875,453	0.14
PHARMACEUTICALS
Allergan PLC	491,834	117,508,979	0.86
Eli Lilly & Co.	797,748	67,098,584	0.49
Johnson & Johnson	1,552,569	193,372,469	1.42

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	1,530,726	$97,262,330	0.71%
Pfizer Inc.	3,842,265	131,443,886	0.96
Other securities[a]		107,249,018	0.79

		713,935,266	5.23
PROFESSIONAL SERVICES
Other securities[a]		18,239,578	0.13

		18,239,578	0.13
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		8,635,191	0.06

		8,635,191	0.06
ROAD & RAIL
Other securities[a]		129,621,679	0.95

		129,621,679	0.95
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,607,130	130,109,179	0.95
Other securities[a]		64,004,501	0.47

		194,113,680	1.42
SOFTWARE
Oracle Corp.	1,846,827	82,386,952	0.60
Other securities[a]		37,197,461	0.28

		119,584,413	0.88
SPECIALTY RETAIL
Other securities[a]		121,332,819	0.89

		121,332,819	0.89
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		172,549,842	1.26

		172,549,842	1.26
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		106,048,585	0.78

		106,048,585	0.78
TOBACCO
Philip Morris International Inc.	1,024,267	115,639,744	0.85

		115,639,744	0.85

TOTAL COMMON STOCKS
(Cost: $12,086,302,016)		13,608,553,154	99.74

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	35,466,070	35,480,256	0.26

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	17,479,609	$17,479,609	0.13%

		52,959,865	0.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,953,204)		52,959,865	0.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,139,255,220)[g]		13,661,513,019	100.13
Other Assets, Less Liabilities		(18,039,461)	(0.13)

NET ASSETS		$13,643,473,558	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $12,347,553,549. Net unrealized appreciation was $1,313,959,470, of which $1,755,896,940 represented gross unrealized appreciation on securities and $441,937,470 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	53,795	50,704	(13,444)	91,055	$34,920,503	$617,276	$505,175
PNC Financial Services Group Inc. (The)	549,086	287,312	(123,123)	713,275	85,764,186	1,279,161	4,149,295

					$120,684,689	$1,896,437	$4,654,470

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	285	Jun. 2017	Chicago Mercantile	$33,639,888	$33,618,600	$(21,288)

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,608,553,154	$—	$—	$13,608,553,154
Money market funds	52,959,865	—	—	52,959,865

Total	$13,661,513,019	$—	$—	$13,661,513,019

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(21,288)	$—	$—	$(21,288)

Total	$(21,288)	$—	$—	$(21,288)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	330,610	$66,201,346	1.06%
Other securities[a]		80,388,932	1.28

		146,590,278	2.34
AUTO COMPONENTS
Gentex Corp.	2,062,837	44,000,313	0.70

		44,000,313	0.70
AUTOMOBILES
Other securities[a]		33,029,595	0.53

		33,029,595	0.53
BANKS
Signature Bank/New York NYb	258,392	38,342,789	0.61
SVB Financial Group[b,c]	229,225	42,656,480	0.68
Other securities[a]		322,163,503	5.16

		403,162,772	6.45
BEVERAGES
Other securities[a]		5,239,368	0.08

		5,239,368	0.08
BIOTECHNOLOGY
Bioverativ Inc.[b]	775,496	42,233,512	0.68
Other securities[a]		30,613,615	0.48

		72,847,127	1.16
BUILDING PRODUCTS
AO Smith Corp.	1,057,858	54,120,015	0.87
Lennox International Inc.	277,755	46,468,412	0.74

		100,588,427	1.61
CAPITAL MARKETS
MarketAxess Holdings Inc.	270,166	50,653,423	0.81
MSCI Inc.	650,339	63,206,448	1.01
Other securities[a]		94,369,913	1.51

		208,229,784	3.33
CHEMICALS
Valspar Corp. (The)	367,581	40,779,436	0.65
Other securities[a]		141,333,113	2.26

		182,112,549	2.91
COMMERCIAL SERVICES & SUPPLIES
Copart Inc.[b,c]	733,915	45,451,356	0.73
Other securities[a]		66,584,002	1.06

		112,035,358	1.79

Security	Shares	Value	% of Net Assets
COMMUNICATIONS EQUIPMENT
Other securities[a]		$84,574,283	1.35%

		84,574,283	1.35
CONSTRUCTION & ENGINEERING
Other securities[a]		51,053,510	0.82

		51,053,510	0.82
CONSTRUCTION MATERIALS
Other securities[a]		33,764,893	0.54

		33,764,893	0.54
CONSUMER FINANCE
SLM Corp.[b,c]	3,080,999	37,280,088	0.60

		37,280,088	0.60
CONTAINERS & PACKAGING
Packaging Corp. of America	676,412	61,972,868	0.99
Other securities[a]		35,492,781	0.57

		97,465,649	1.56
DISTRIBUTORS
Other securities[a]		35,283,256	0.56

		35,283,256	0.56
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		40,946,335	0.65

		40,946,335	0.65
ELECTRIC UTILITIES
Other securities[a]		33,230,606	0.53

		33,230,606	0.53
ELECTRICAL EQUIPMENT
Other securities[a]		52,215,183	0.84

		52,215,183	0.84
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	618,122	51,891,342	0.83
Trimble Inc.[b,c]	1,177,431	37,689,566	0.60
Other securities[a]		179,154,739	2.87

		268,735,647	4.30
ENERGY EQUIPMENT & SERVICES
Other securities[a]		19,814,565	0.32

		19,814,565	0.32
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Douglas Emmett Inc.	1,044,272	40,100,045	0.64
Duke Realty Corp.	2,552,951	67,066,023	1.07
Kilroy Realty Corp.[c]	702,029	50,602,250	0.81

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Lamar Advertising Co. Class Ac	594,961	$44,467,385	0.71%
Liberty Property Trust	1,055,421	40,686,480	0.65
Other securities[a]		389,080,804	6.23

		632,002,987	10.11
FOOD & STAPLES RETAILING
Other securities[a]		10,443,720	0.17

		10,443,720	0.17
FOOD PRODUCTS
Post Holdings Inc.[b,c]	461,766	40,413,760	0.65
WhiteWave Foods Co. (The)[b]	1,272,498	71,450,762	1.14
Other securities[a]		76,424,195	1.22

		188,288,717	3.01
GAS UTILITIES
Other securities[a]		63,005,119	1.01

		63,005,119	1.01
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b,c]	541,989	62,171,558	0.99
ResMed Inc.	671,581	48,333,685	0.77
West Pharmaceutical Services Inc.	526,016	42,928,166	0.69
Other securities[a]		155,788,467	2.49

		309,221,876	4.94
HEALTH CARE PROVIDERS & SERVICES
VCA Inc.[b]	583,285	53,370,578	0.85
WellCare Health Plans Inc.[b]	318,094	44,599,960	0.71
Other securities[a]		56,362,485	0.91

		154,333,023	2.47
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	345,125	63,606,537	1.02
Panera Bread Co. Class Ab,c	153,239	40,128,697	0.64
Other securities[a]		202,190,467	3.23

		305,925,701	4.89
HOUSEHOLD DURABLES
NVR Inc.[b]	24,744	52,132,639	0.83
Other securities[a]		18,815,559	0.30

		70,948,198	1.13
HOUSEHOLD PRODUCTS
Other securities[a]		15,402,777	0.25

		15,402,777	0.25

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	463,592	$49,330,825	0.79%

		49,330,825	0.79
INSURANCE
Other securities[a]		78,166,307	1.25

		78,166,307	1.25
INTERNET SOFTWARE & SERVICES
Other securities[a]		80,135,538	1.28

		80,135,538	1.28
IT SERVICES
Broadridge Financial Solutions Inc.	849,542	57,726,379	0.92
Gartner Inc.[b]	593,460	64,087,745	1.02
Jack Henry & Associates Inc.	557,394	51,893,381	0.83
Other securities[a]		156,165,187	2.50

		329,872,692	5.27
LEISURE PRODUCTS
Other securities[a]		16,905,142	0.27

		16,905,142	0.27
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		72,136,808	1.15

		72,136,808	1.15
MACHINERY
Graco Inc.	402,109	37,854,541	0.61
IDEX Corp.	547,702	51,215,614	0.82
Lincoln Electric Holdings Inc.	443,684	38,538,392	0.62
Nordson Corp.	384,427	47,223,013	0.76
Toro Co. (The)	777,261	48,547,722	0.78
Other securities[a]		156,702,401	2.49

		380,081,683	6.08
MEDIA
Other securities[a]		88,420,152	1.41

		88,420,152	1.41
METALS & MINING
Steel Dynamics Inc.	1,166,470	40,546,497	0.65
Other securities[a]		75,654,031	1.21

		116,200,528	1.86
MULTI-UTILITIES
MDU Resources Group Inc.	1,402,307	38,381,142	0.61

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$15,318,610	0.25%

		53,699,752	0.86
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		64,208,096	1.03

		64,208,096	1.03
PERSONAL PRODUCTS
Other securities[a]		13,597,081	0.22

		13,597,081	0.22
PHARMACEUTICALS
Other securities[a]		37,777,850	0.60

		37,777,850	0.60
PROFESSIONAL SERVICES
Other securities[a]		9,842,371	0.16

		9,842,371	0.16
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		8,138,122	0.13

		8,138,122	0.13
ROAD & RAIL
Old Dominion Freight Line Inc.	497,379	42,560,721	0.68
Other securities[a]		58,033,970	0.93

		100,594,691	1.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Microsemi Corp.[b,c]	828,313	42,682,969	0.68
Other securities[a]		152,020,404	2.43

		194,703,373	3.11
SOFTWARE
ANSYS Inc.[b]	380,246	40,636,890	0.65
Cadence Design Systems Inc.[b]	1,441,804	45,272,646	0.72
CDK Global Inc.	1,041,487	67,707,070	1.08
Fortinet Inc.[b]	1,069,996	41,034,347	0.66
Take-Two Interactive Software Inc.[b,c]	728,487	43,177,424	0.69
Ultimate Software Group Inc. (The)[b,c]	213,098	41,598,860	0.67
Other securities[a]		137,976,220	2.20

		417,403,457	6.67
SPECIALTY RETAIL
Other securities[a]		83,317,539	1.33

		83,317,539	1.33
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
NCR Corp.[b,c]	894,644	40,867,338	0.65

Security	Shares	Value	% of Net Assets
Other securities[a]		$8,225,980	0.14%

		49,093,318	0.79
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		86,151,612	1.38

		86,151,612	1.38
THRIFTS & MORTGAGE FINANCE
Other securities[a]		21,216,603	0.34

		21,216,603	0.34
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		59,453,459	0.95

		59,453,459	0.95
WATER UTILITIES
Other securities[a]		21,320,723	0.34

		21,320,723	0.34

TOTAL COMMON STOCKS
(Cost: $5,211,967,398)		6,243,539,426	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	280,391,527	280,503,683	4.49
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	6,258,344	6,258,344	0.10

		286,762,027	4.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,664,587)		286,762,027	4.59

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,498,631,985)[g]		6,530,301,453	104.42
Other Assets, Less Liabilities		(276,243,628)	(4.42)

NET ASSETS		$6,254,057,825	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $5,550,578,634. Net unrealized appreciation was $979,722,819, of which $1,131,773,437 represented gross unrealized appreciation on securities and $152,050,618 represented gross unrealized depreciation on securities.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	59	Jun. 2017	Chicago Mercantile	$10,077,475	$10,137,380	$59,905

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,243,539,426	$—	$—	$6,243,539,426
Money market funds	286,762,027	—	—	286,762,027

Total	$6,530,301,453	$—	$—	$6,530,301,453

Derivative financial instruments[a]:
Assets:
Futures contracts	$59,905	$—	$—	$59,905

Total	$59,905	$—	$—	$59,905

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Orbital ATK Inc.	453,558	$44,448,684	0.71%
Other securities[a]		70,001,521	1.12

		114,450,205	1.83
AIRLINES
JetBlue Airways Corp.[b]	2,656,347	54,747,312	0.88

		54,747,312	0.88
AUTO COMPONENTS
Other securities[a]		40,931,004	0.66

		40,931,004	0.66
BANKS
FNB Corp./PA	2,525,704	37,557,218	0.60
PacWest Bancorp.	944,755	50,317,651	0.81
Prosperity Bancshares Inc.	547,592	38,172,638	0.61
Umpqua Holdings Corp.	1,736,651	30,808,189	0.49
Other securities[a]		398,402,868	6.38

		555,258,564	8.89
BEVERAGES
Other securities[a]		5,076,347	0.08

		5,076,347	0.08
BIOTECHNOLOGY
Other securities[a]		14,654,073	0.24

		14,654,073	0.24
CAPITAL MARKETS
Other securities[a]		138,721,934	2.22

		138,721,934	2.22
CHEMICALS
Ashland Global Holdings Inc.	490,362	60,711,719	0.97
Olin Corp.	1,303,602	42,849,398	0.69
Other securities[a]		144,385,726	2.31

		247,946,843	3.97
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		74,404,925	1.19

		74,404,925	1.19
COMMUNICATIONS EQUIPMENT
Other securities[a]		105,794,821	1.69

		105,794,821	1.69

Security	Shares	Value	% of Net Assets
CONSTRUCTION & ENGINEERING
AECOM[b,c]	1,224,125	$43,566,609	0.70%
Other securities[a]		57,998,019	0.93

		101,564,628	1.63
CONTAINERS & PACKAGING
Bemis Co. Inc.	728,646	35,601,643	0.57
Other securities[a]		96,176,893	1.54

		131,778,536	2.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		56,253,724	0.90

		56,253,724	0.90
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		20,066,844	0.32

		20,066,844	0.32
ELECTRIC UTILITIES
Great Plains Energy Inc.	1,697,556	49,602,586	0.79
IDACORP Inc.	397,206	32,952,210	0.53
OGE Energy Corp.	1,573,965	55,057,296	0.88
Other securities[a]		76,365,843	1.23

		213,977,935	3.43
ELECTRICAL EQUIPMENT
Other securities[a]		45,539,345	0.73

		45,539,345	0.73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Arrow Electronics Inc.[b]	700,902	51,453,216	0.82
Avnet Inc.	1,015,887	46,486,989	0.74
Jabil Circuit Inc.	1,436,255	41,536,495	0.67
Other securities[a]		171,031,333	2.74

		310,508,033	4.97
ENERGY EQUIPMENT & SERVICES
Other securities[a]		166,483,819	2.67

		166,483,819	2.67
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Hospitality Properties Trust[c]	1,198,758	37,796,840	0.61
Life Storage Inc.	369,942	30,379,637	0.49
Medical Properties Trust Inc.[c]	2,553,100	32,909,459	0.53
Omega Healthcare Investors Inc.[c]	1,550,630	51,155,284	0.82

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Senior Housing Properties Trust	1,881,718	$38,104,790	0.61%
Other securities[a]		331,800,416	5.30

		522,146,426	8.36
FOOD & STAPLES RETAILING
Casey’s General Stores Inc.	308,799	34,662,688	0.56
Other securities[a]		29,712,664	0.47

		64,375,352	1.03
FOOD PRODUCTS
Hain Celestial Group Inc. (The)[b,c]	823,228	30,624,082	0.49
Ingredion Inc.	299,882	36,114,789	0.58
TreeHouse Foods Inc.[b,c]	447,655	37,898,472	0.61
Other securities[a]		89,632,337	1.43

		194,269,680	3.11
GAS UTILITIES
Atmos Energy Corp.	828,934	65,477,497	1.05
UGI Corp.	1,362,953	67,329,878	1.08
Other securities[a]		91,005,338	1.46

		223,812,713	3.59
HEALTH CARE EQUIPMENT & SUPPLIES
STERIS PLC	669,399	46,496,455	0.74
Other securities[a]		109,586,592	1.76

		156,083,047	2.50
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		84,219,211	1.35

		84,219,211	1.35
HEALTH CARE TECHNOLOGY
Other securities[a]		18,307,042	0.29

		18,307,042	0.29
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		15,650,694	0.25

		15,650,694	0.25
HOUSEHOLD DURABLES
Toll Brothers Inc.[b]	1,165,220	42,076,094	0.67
Other securities[a]		92,911,128	1.49

		134,987,222	2.16
HOUSEHOLD PRODUCTS
Other securities[a]		10,555,148	0.17

		10,555,148	0.17

Security	Shares	Value	% of Net Assets
INSURANCE
Alleghany Corp.[b]	99,264	$61,013,610	0.98%
American Financial Group Inc./OH	576,072	54,968,790	0.88
Everest Re Group Ltd.	246,223	57,569,400	0.92
First American Financial Corp.	870,442	34,190,962	0.55
Old Republic International Corp.	1,934,678	39,622,206	0.63
Reinsurance Group of America Inc.	507,056	64,385,971	1.03
WR Berkley Corp.	764,270	53,980,390	0.86
Other securities[a]		147,839,079	2.38

		513,570,408	8.23
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		9,554,066	0.15

		9,554,066	0.15
IT SERVICES
Computer Sciences Corp.	523,117	36,100,304	0.58
DST Systems Inc.	248,640	30,458,400	0.49
Leidos Holdings Inc.	1,125,747	57,570,702	0.92
Other securities[a]		27,425,150	0.44

		151,554,556	2.43
LEISURE PRODUCTS
Brunswick Corp./DE	705,592	43,182,230	0.69
Other securities[a]		20,391,054	0.33

		63,573,284	1.02
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		43,187,612	0.69

		43,187,612	0.69
MACHINERY
AGCO Corp.	531,042	31,958,108	0.51
Trinity Industries Inc.	1,211,009	32,152,289	0.52
Other securities[a]		156,289,963	2.50

		220,400,360	3.53
MARINE
Other securities[a]		30,246,902	0.48

		30,246,902	0.48
MEDIA
Other securities[a]		88,905,205	1.42

		88,905,205	1.42

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
METALS & MINING
Reliance Steel & Aluminum Co.	574,222	$45,949,244	0.74%
Other securities[a]		103,300,279	1.65

		149,249,523	2.39
MULTI-UTILITIES
Vectren Corp.	653,551	38,304,624	0.61
Other securities[a]		33,993,326	0.55

		72,297,950	1.16
MULTILINE RETAIL
Other securities[a]		43,337,833	0.69

		43,337,833	0.69
OIL, GAS & CONSUMABLE FUELS
HollyFrontier Corp.	1,397,867	39,615,551	0.63
Other securities[a]		143,745,081	2.31

		183,360,632	2.94
PAPER & FOREST PRODUCTS
Other securities[a]		46,532,043	0.75

		46,532,043	0.75
PERSONAL PRODUCTS
Edgewell Personal Care Co.[b]	452,549	33,099,434	0.53
Other securities[a]		22,351,294	0.36

		55,450,728	0.89
PHARMACEUTICALS
Other securities[a]		44,062,568	0.71

		44,062,568	0.71
PROFESSIONAL SERVICES
ManpowerGroup Inc.	533,121	54,682,221	0.88
Other securities[a]		23,053,505	0.37

		77,735,726	1.25
REAL ESTATE MANAGEMENT & DEVELOPMENT
Jones Lang LaSalle Inc.	356,623	39,745,634	0.64
Other securities[a]		7,494,541	0.12

		47,240,175	0.76
ROAD & RAIL
Other securities[a]		27,122,054	0.43

		27,122,054	0.43
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		103,423,093	1.66

		103,423,093	1.66

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$82,053,470	1.31%

		82,053,470	1.31
SPECIALTY RETAIL
Williams-Sonoma Inc.	636,973	34,154,492	0.55
Other securities[a]		158,438,397	2.54

		192,592,889	3.09
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		22,134,827	0.35

		22,134,827	0.35
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		7,594,431	0.12

		7,594,431	0.12
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	3,849,808	53,781,818	0.86

		53,781,818	0.86
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		39,458,796	0.63

		39,458,796	0.63
WATER UTILITIES
Other securities[a]		21,582,649	0.35

		21,582,649	0.35
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		19,875,395	0.32

		19,875,395	0.32

TOTAL COMMON STOCKS
(Cost: $5,597,055,175)		6,232,444,420	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	361,654,016	361,798,677	5.79
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	6,584,634	6,584,634	0.11

		368,383,311	5.90

TOTAL SHORT-TERM INVESTMENTS
(Cost: $368,284,336)		368,383,311	5.90

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,965,339,511)[g]	$6,600,827,731	105.73%
Other Assets, Less Liabilities	(357,797,419)	(5.73)

NET ASSETS	$6,243,030,312	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $6,088,316,695. Net unrealized appreciation was $512,511,036, of which $833,737,631 represented gross unrealized appreciation on securities and $321,226,595 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	54	Jun. 2017	Chicago Mercantile	$9,189,396	$9,278,280	$88,884

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,232,444,420	$—	$—	$6,232,444,420
Money market funds	368,383,311	—	—	368,383,311

Total	$6,600,827,731	$—	$—	$6,600,827,731

Derivative financial instruments[a]:
Assets:
Futures contracts	$88,884	$—	$—	$88,884

Total	$88,884	$—	$—	$88,884

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Mercury Systems Inc.[a]	571,798	$22,328,712	0.51%
Other securities[b]		29,830,920	0.68

		52,159,632	1.19
AIR FREIGHT & LOGISTICS
Other securities[b]		11,453,572	0.26

		11,453,572	0.26
AIRLINES
Allegiant Travel Co.	156,732	25,116,303	0.57
Hawaiian Holdings Inc.[a,c]	637,417	29,608,020	0.68

		54,724,323	1.25
AUTO COMPONENTS
Dorman Products Inc.[a]	362,578	29,778,531	0.68
LCI Industries	295,249	29,465,850	0.67
Other securities[b]		11,852,555	0.28

		71,096,936	1.63
AUTOMOBILES
Other securities[b]		9,255,373	0.21

		9,255,373	0.21
BANKS
First Financial Bankshares Inc.	788,643	31,624,584	0.72
Glacier Bancorp. Inc.	629,739	21,367,044	0.49
Home BancShares Inc./AR	1,502,113	40,662,199	0.93
Pinnacle Financial Partners Inc.	557,860	37,069,797	0.85
Sterling Bancorp./DE	1,613,340	38,236,158	0.87
United Community Banks Inc./GA	846,295	23,433,909	0.54
Other securities[b]		335,424,194	7.66

		527,817,885	12.06
BEVERAGES
Other securities[b]		5,391,131	0.12

		5,391,131	0.12
BIOTECHNOLOGY
Ligand Pharmaceuticals Inc.[a,c]	226,328	23,954,555	0.55
Other securities[b]		71,714,148	1.64

		95,668,703	2.19

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Trex Co. Inc.[a]	350,444	$24,317,309	0.56%
Other securities[b]		129,766,835	2.96

		154,084,144	3.52
CAPITAL MARKETS
Evercore Partners Inc. Class A	467,406	36,410,927	0.83
Other securities[b]		40,875,736	0.94

		77,286,663	1.77
CHEMICALS
Balchem Corp.	378,913	31,230,010	0.71
Ingevity Corp.[a,c]	502,112	30,553,515	0.70
Other securities[b]		80,050,283	1.83

		141,833,808	3.24
COMMERCIAL SERVICES & SUPPLIES
Healthcare Services Group Inc.	573,132	24,696,258	0.56
Tetra Tech Inc.	683,583	27,924,366	0.64
Other securities[b]		100,715,575	2.30

		153,336,199	3.50
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[a,c]	661,555	35,293,959	0.81
Other securities[b]		23,163,819	0.53

		58,457,778	1.34
CONSTRUCTION & ENGINEERING
Other securities[b]		10,302,655	0.24

		10,302,655	0.24
CONSTRUCTION MATERIALS
Other securities[b]		28,657,694	0.65

		28,657,694	0.65
CONSUMER FINANCE
Other securities[b]		9,022,579	0.21

		9,022,579	0.21
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		20,841,054	0.48

		20,841,054	0.48
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		41,906,484	0.96

		41,906,484	0.96
ELECTRICAL EQUIPMENT
Other securities[b]		14,989,349	0.34

		14,989,349	0.34

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
II-VI Inc.[a,c]	649,129	$23,401,100	0.53%
Itron Inc.[a]	397,689	24,139,722	0.55
Other securities[b]		89,018,732	2.04

		136,559,554	3.12
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	868,291	41,669,285	0.95
Other securities[b]		21,767,906	0.50

		63,437,191	1.45
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
CoreSite Realty Corp.[c]	404,626	36,436,571	0.83
EastGroup Properties Inc.[c]	397,327	29,215,454	0.67
Lexington Realty Trust[c]	2,580,013	25,748,530	0.59
Other securities[b]		219,447,592	5.02

		310,848,147	7.11
FOOD & STAPLES RETAILING
Other securities[b]		15,656,800	0.36

		15,656,800	0.36
FOOD PRODUCTS
B&G Foods Inc.	792,793	31,909,918	0.73
Other securities[b]		27,694,256	0.63

		59,604,174	1.36
GAS UTILITIES
South Jersey Industries Inc.	947,860	33,791,209	0.77

		33,791,209	0.77
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	432,853	34,671,525	0.79
ICU Medical Inc.[a,c]	177,021	27,031,107	0.62
Neogen Corp.[a]	452,856	29,684,711	0.68
Zeltiq Aesthetics Inc.[a,c]	433,181	24,089,195	0.55
Other securities[b]		121,902,914	2.79

		237,379,452	5.43
HEALTH CARE PROVIDERS & SERVICES
AMN Healthcare Services Inc.[a,c]	569,174	23,108,464	0.53
Other securities[b]		85,005,241	1.94

		108,113,705	2.47
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[a,c]	652,287	37,630,437	0.86

Security	Shares	Value	% of Net Assets
Other securities[b]		$45,527,611	1.04%

		83,158,048	1.90
HOTELS, RESTAURANTS & LEISURE
Dave & Buster’s Entertainment Inc.[a,c]	446,519	27,277,846	0.62
Other securities[b]		119,846,646	2.74

		147,124,492	3.36
HOUSEHOLD DURABLES
iRobot Corp.[a,c]	324,946	21,491,928	0.49
Other securities[b]		60,037,075	1.37

		81,529,003	1.86
HOUSEHOLD PRODUCTS
Other securities[b]		30,001,910	0.69

		30,001,910	0.69
INDUSTRIAL CONGLOMERATES
Other securities[b]		7,276,822	0.17

		7,276,822	0.17
INSURANCE
Other securities[b]		31,820,567	0.73

		31,820,567	0.73
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		42,369,036	0.97

		42,369,036	0.97
INTERNET SOFTWARE & SERVICES
Stamps.com Inc.[a,c]	186,870	22,116,064	0.51
Other securities[b]		41,628,688	0.95

		63,744,752	1.46
IT SERVICES
Cardtronics PLC Class Aa	543,461	25,406,802	0.58
Other securities[b]		26,441,337	0.61

		51,848,139	1.19
LEISURE PRODUCTS
Other securities[b]		17,618,306	0.40

		17,618,306	0.40
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		22,802,566	0.52

		22,802,566	0.52
MACHINERY
John Bean Technologies Corp.	375,168	32,996,026	0.75
Other securities[b]		177,599,159	4.06

		210,595,185	4.81

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[b]		$10,202,646	0.23%

		10,202,646	0.23
METALS & MINING
Other securities[b]		31,619,082	0.72

		31,619,082	0.72
MULTILINE RETAIL
Other securities[b]		19,130,409	0.44

		19,130,409	0.44
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,c]	380,000	23,693,000	0.54
Other securities[b]		31,814,584	0.73

		55,507,584	1.27
PAPER & FOREST PRODUCTS
Other securities[b]		15,548,261	0.36

		15,548,261	0.36
PERSONAL PRODUCTS
Other securities[b]		6,868,821	0.16

		6,868,821	0.16
PHARMACEUTICALS
Nektar Therapeutics[a,c]	1,064,094	24,974,286	0.57
Other securities[b]		81,063,342	1.85

		106,037,628	2.42
PROFESSIONAL SERVICES
WageWorks Inc.[a]	440,894	31,876,636	0.73
Other securities[b]		58,614,536	1.34

		90,491,172	2.07
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		7,766,388	0.18

		7,766,388	0.18
ROAD & RAIL
Knight Transportation Inc.	795,118	24,926,949	0.57
Other securities[b]		17,558,999	0.40

		42,485,948	0.97
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Energy Industries Inc.[a]	473,858	32,487,704	0.74
Cabot Microelectronics Corp.	298,505	22,868,468	0.52
MKS Instruments Inc.	640,660	44,045,375	1.01
Power Integrations Inc.	350,814	23,066,020	0.53
Other securities[b]		115,679,428	2.64

		238,146,995	5.44

Security	Shares	Value	% of Net Assets
SOFTWARE
Blackbaud Inc.	565,748	$43,375,899	0.99%
TiVo Corp.	1,441,898	27,035,587	0.62
Other securities[b]		97,919,622	2.24

		168,331,108	3.85
SPECIALTY RETAIL
Children’s Place Inc. (The)	215,116	25,824,676	0.59
Five Below Inc.[a,c]	654,555	28,348,777	0.65
Other securities[b]		46,998,454	1.07

		101,171,907	2.31
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		19,322,327	0.44

		19,322,327	0.44
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		21,858,285	0.50

		21,858,285	0.50
THRIFTS & MORTGAGE FINANCE
Other securities[b]		90,703,857	2.07

		90,703,857	2.07
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		19,268,749	0.44

		19,268,749	0.44
WATER UTILITIES
Other securities[b]		29,793,094	0.68

		29,793,094	0.68

TOTAL COMMON STOCKS
(Cost: $3,748,827,712)		4,367,819,281	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	421,606,240	421,774,882	9.64
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	4,403,243	4,403,243	0.10

		426,178,125	9.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $426,045,082)		426,178,125	9.74

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,174,872,794)[g]	$4,793,997,406	109.58%
Other Assets, Less Liabilities	(419,250,756)	(9.58)

NET ASSETS	$4,374,746,650	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $4,218,591,661. Net unrealized appreciation was $575,405,745, of which $715,080,638 represented gross unrealized appreciation on securities and $139,674,893 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	88	Jun. 2017	ICE Markets Equity	$5,960,832	$6,091,360	$130,528

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,367,819,281	$—	$—	$4,367,819,281
Money market funds	426,178,125	—	—	426,178,125

Total	$4,793,997,406	$—	$—	$4,793,997,406

Derivative financial instruments[a]:
Assets:
Futures contracts	$130,528	$—	$—	$130,528

Total	$130,528	$—	$—	$130,528

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Moog Inc. Class Aa	454,639	$30,619,937	0.63%
Other securities[b]		78,833,187	1.62

		109,453,124	2.25
AIR FREIGHT & LOGISTICS
Hub Group Inc. Class Aa	472,056	21,903,398	0.45
Other securities[b]		34,721,459	0.71

		56,624,857	1.16
AIRLINES
SkyWest Inc.	731,500	25,053,875	0.51

		25,053,875	0.51
AUTO COMPONENTS
American Axle & Manufacturing Holdings Inc.[a,c]	1,077,961	20,244,108	0.42
Cooper-Standard Holding Inc.[a,c]	249,391	27,664,944	0.57
Other securities[b]		50,444,237	1.03

		98,353,289	2.02
BANKS
Banner Corp.	370,191	20,597,427	0.42
Hope Bancorp Inc.	1,792,421	34,360,711	0.71
Old National Bancorp./IN	1,903,937	33,033,307	0.68
United Bankshares Inc./WVc	640,252	27,050,647	0.56
Other securities[b]		204,142,636	4.19

		319,184,728	6.56
BEVERAGES
Other securities[b]		7,172,586	0.15

		7,172,586	0.15
BIOTECHNOLOGY
Other securities[b]		46,403,059	0.95

		46,403,059	0.95
BUILDING PRODUCTS
Other securities[b]		32,648,255	0.67

		32,648,255	0.67
CAPITAL MARKETS
Interactive Brokers Group Inc. Class A	957,653	33,249,712	0.68

Security	Shares	Value	% of Net Assets
Other securities[b]		$55,070,446	1.13%

		88,320,158	1.81
CHEMICALS
HB Fuller Co.	708,121	36,510,719	0.75
Other securities[b]		94,291,619	1.94

		130,802,338	2.69
COMMERCIAL SERVICES & SUPPLIES
Brink’s Co. (The)	634,974	33,939,360	0.70
Other securities[b]		137,647,717	2.82

		171,587,077	3.52
COMMUNICATIONS EQUIPMENT
Viavi Solutions Inc.[a]	3,244,064	34,776,366	0.71
Other securities[b]		57,342,176	1.18

		92,118,542	1.89
CONSTRUCTION & ENGINEERING
Other securities[b]		30,223,394	0.62

		30,223,394	0.62
CONSTRUCTION MATERIALS
Other securities[b]		4,352,607	0.09

		4,352,607	0.09
CONSUMER FINANCE
FirstCash Inc.	680,938	33,468,103	0.69
PRA Group Inc.[a,c]	653,170	21,652,586	0.44
Other securities[b]		34,419,072	0.71

		89,539,761	1.84
CONTAINERS & PACKAGING
Other securities[b]		4,919,729	0.10

		4,919,729	0.10
DISTRIBUTORS
Core-Mark Holding Co. Inc.	653,881	20,394,548	0.42

		20,394,548	0.42
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		20,296,863	0.42

		20,296,863	0.42
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		38,180,670	0.78

		38,180,670	0.78
ELECTRIC UTILITIES
ALLETE Inc.	705,264	47,753,425	0.98
El Paso Electric Co.	572,047	28,888,374	0.59

		76,641,799	1.57

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[b]		$38,024,760	0.78%

		38,024,760	0.78
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Anixter International Inc.[a]	401,197	31,814,922	0.65
Benchmark Electronics Inc.[a]	700,417	22,273,261	0.46
Insight Enterprises Inc.[a]	500,927	20,583,090	0.42
Plexus Corp.[a,c]	474,674	27,436,157	0.56
Sanmina Corp.[a]	1,046,299	42,479,739	0.87
Other securities[b]		88,778,474	1.83

		233,365,643	4.79
ENERGY EQUIPMENT & SERVICES
Other securities[b]		114,620,090	2.35

		114,620,090	2.35
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	679,449	20,424,237	0.42
Chesapeake Lodging Trust[c]	845,789	20,265,104	0.42
Kite Realty Group Trust[c]	1,170,942	25,175,253	0.52
Other securities[b]		113,734,047	2.33

		179,598,641	3.69
FOOD & STAPLES RETAILING
Other securities[b]		28,590,460	0.59

		28,590,460	0.59
FOOD PRODUCTS
Darling Ingredients Inc.[a]	2,320,176	33,688,955	0.69
Sanderson Farms Inc.	281,918	29,274,365	0.60
Other securities[b]		36,735,146	0.76

		99,698,466	2.05
GAS UTILITIES
Northwest Natural Gas Co.	403,439	23,843,245	0.49
Spire Inc.	644,142	43,479,585	0.89

		67,322,830	1.38
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[b]		116,258,639	2.39

		116,258,639	2.39

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
Other securities[b]		$201,507,261	4.14%

		201,507,261	4.14
HEALTH CARE TECHNOLOGY
Other securities[b]		14,345,436	0.29

		14,345,436	0.29
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.[a,c]	1,161,380	25,561,974	0.52
Other securities[b]		107,665,849	2.22

		133,227,823	2.74
HOUSEHOLD DURABLES
Other securities[b]		87,095,506	1.79

		87,095,506	1.79
HOUSEHOLD PRODUCTS
Other securities[b]		8,084,635	0.17

		8,084,635	0.17
INDUSTRIAL CONGLOMERATES
Other securities[b]		6,278,577	0.13

		6,278,577	0.13
INSURANCE
American Equity Investment Life Holding Co.	1,037,668	24,520,095	0.50
Horace Mann Educators Corp.	569,269	23,368,492	0.48
ProAssurance Corp.	743,820	44,815,155	0.92
Selective Insurance Group Inc.	820,450	38,684,217	0.79
Other securities[b]		135,905,267	2.80

		267,293,226	5.49
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		7,076,431	0.15

		7,076,431	0.15
INTERNET SOFTWARE & SERVICES
Other securities[b]		22,144,458	0.45

		22,144,458	0.45
IT SERVICES
CACI International Inc. Class Aa	343,554	40,298,884	0.83
Other securities[b]		70,429,928	1.44

		110,728,812	2.27

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[b]		$32,317,773	0.66%

		32,317,773	0.66
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		12,373,277	0.25

		12,373,277	0.25
MACHINERY
Mueller Industries Inc.	812,534	27,813,039	0.57
SPX FLOW Inc.[a]	597,123	20,726,139	0.43
Other securities[b]		221,579,450	4.55

		270,118,628	5.55
MARINE
Other securities[b]		19,305,094	0.40

		19,305,094	0.40
MEDIA
Other securities[b]		58,926,876	1.21

		58,926,876	1.21
METALS & MINING
Other securities[b]		90,116,128	1.85

		90,116,128	1.85
MORTGAGE REAL ESTATE INVESTMENT
Other securities[b]		14,243,355	0.29

		14,243,355	0.29
MULTI-UTILITIES
Avista Corp.	905,034	35,341,578	0.73

		35,341,578	0.73
MULTILINE RETAIL
Other securities[b]		8,751,793	0.18

		8,751,793	0.18
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[a,c]	338,764	21,121,935	0.43
Other securities[b]		59,252,991	1.22

		80,374,926	1.65
PAPER & FOREST PRODUCTS
KapStone Paper and Packaging Corp.	1,239,558	28,633,790	0.59
Other securities[b]		69,884,617	1.43

		98,518,407	2.02
PERSONAL PRODUCTS
Other securities[b]		7,720,755	0.16

		7,720,755	0.16

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Medicines Co. (The)[a,c]	623,431	$30,485,776	0.63%
Nektar Therapeutics[a,c]	910,540	21,370,374	0.44
Other securities[b]		34,155,157	0.70

		86,011,307	1.77
PROFESSIONAL SERVICES
Korn/Ferry International	809,110	25,478,874	0.52
Other securities[b]		64,962,854	1.34

		90,441,728	1.86
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		24,641,545	0.51

		24,641,545	0.51
ROAD & RAIL
Other securities[b]		29,780,922	0.61

		29,780,922	0.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[b]		74,009,848	1.52

		74,009,848	1.52
SOFTWARE
Other securities[b]		27,992,041	0.57

		27,992,041	0.57
SPECIALTY RETAIL
Group 1 Automotive Inc.	280,294	20,764,180	0.43
Lithia Motors Inc. Class A	337,221	28,882,979	0.59
RHa,c	539,268	24,946,538	0.51
Other securities[b]		225,426,409	4.63

		300,020,106	6.16
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		35,298,379	0.73

		35,298,379	0.73
TEXTILES, APPAREL & LUXURY GOODS
Wolverine World Wide Inc.	1,362,449	34,020,352	0.70
Other securities[b]		70,870,921	1.45

		104,891,273	2.15
THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.	1,283,677	26,328,215	0.54
Other securities[b]		45,294,880	0.93

		71,623,095	1.47

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TOBACCO
Universal Corp./VA	356,552	$25,226,054	0.52%

		25,226,054	0.52
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		46,456,615	0.95

		46,456,615	0.95
WATER UTILITIES
Other securities[b]		11,930,655	0.25

		11,930,655	0.25
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		5,623,563	0.12

		5,623,563	0.12

TOTAL COMMON STOCKS
(Cost: $4,529,401,209)		4,859,588,674	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	455,185,756	455,367,830	9.36

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	9,336,360	$9,336,360	0.19%

		464,704,190	9.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $464,597,711)		464,704,190	9.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,993,998,920)[g]		5,324,292,864	109.35
Other Assets, Less Liabilities		(455,079,874)	(9.35)

NET ASSETS		$4,869,212,990	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $5,172,757,757. Net unrealized appreciation was $151,535,107, of which $596,807,059 represented gross unrealized appreciation on securities and $445,271,952 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	113	Jun. 2017	ICE Markets Equity	$7,669,044	$7,821,860	$152,816

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,859,586,900	$—	$1,774	$4,859,588,674
Money market funds	464,704,190	—	—	464,704,190

Total	$5,324,291,090	$—	$1,774	$5,324,292,864

Derivative financial instruments[a]:
Assets:
Futures contracts	$152,816	$—	$—	$152,816

Total	$152,816	$—	$—	$152,816

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,308,039,264	$12,770,916,044	$11,990,357,038
Affiliated (Note 2)	20,886,516	201,547,205	148,898,182

Total cost of investments	$4,328,925,780	$12,972,463,249	$12,139,255,220

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,586,041,404	$16,461,444,850	$13,487,868,465
Affiliated (Note 2)	22,044,058	209,616,986	173,644,554

Total fair value of investments	4,608,085,462	16,671,061,836	13,661,513,019
Cash pledged to broker	394,640	1,222,340	1,583,360
Cash	—	578,030	1,003,039
Receivables:
Dividends and interest	4,434,137	13,965,809	17,657,710
Capital shares sold	—	123,208	41,739

Total Assets	4,612,914,239	16,686,951,223	13,681,798,867

LIABILITIES
Payables:
Investment securities purchased	—	—	665,065
Collateral for securities on loan (Note 1)	—	158,443,161	35,464,729
Capital shares redeemed	31,722	—	—
Futures variation margin	19,170	59,400	76,950
Investment advisory fees (Note 2)	786,314	2,476,119	2,118,565

Total Liabilities	837,206	160,978,680	38,325,309

NET ASSETS	$4,612,077,033	$16,525,972,543	$13,643,473,558

Net assets consist of:
Paid-in capital	$4,613,565,782	$13,959,955,556	$12,726,600,580
Accumulated net realized loss	(280,641,531)	(1,132,563,846)	(605,363,533)
Net unrealized appreciation	279,152,782	3,698,580,833	1,522,236,511

NET ASSETS	$4,612,077,033	$16,525,972,543	$13,643,473,558

Shares outstanding[b]	44,050,000	125,600,000	131,150,000

Net asset value per share	$104.70	$131.58	$104.03

[a]	Securities on loan with values of $ —, $155,587,619 and $34,543,787, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,211,967,398	$5,597,055,175	$3,748,827,712
Affiliated (Note 2)	286,664,587	368,284,336	426,045,082

Total cost of investments	$5,498,631,985	$5,965,339,511	$4,174,872,794

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,243,539,426	$6,232,444,420	$4,367,819,281
Affiliated (Note 2)	286,762,027	368,383,311	426,178,125

Total fair value of investments	6,530,301,453	6,600,827,731	4,793,997,406
Cash pledged to broker	472,470	536,510	352,000
Cash	29,251,993	—	48,546
Receivables:
Investment securities sold	510,366	27,269,141	7,009,097
Dividends and interest	5,975,956	6,251,269	3,928,055
Capital shares sold	712,987	2,147,662	—
Futures variation margin	1,180	3,163	14,353

Total Assets	6,567,226,405	6,637,035,476	4,805,349,457

LIABILITIES
Payables:
Investment securities purchased	31,516,368	29,912,777	8,056,379
Collateral for securities on loan (Note 1)	280,366,576	361,697,952	421,618,248
Capital shares redeemed	—	1,073,831	—
Investment advisory fees (Note 2)	1,285,636	1,320,604	928,180

Total Liabilities	313,168,580	394,005,164	430,602,807

NET ASSETS	$6,254,057,825	$6,243,030,312	$4,374,746,650

Net assets consist of:
Paid-in capital	$5,514,611,575	$5,864,425,517	$3,910,654,723
Accumulated net realized loss	(292,283,123)	(256,972,309)	(155,163,213)
Net unrealized appreciation	1,031,729,373	635,577,104	619,255,140

NET ASSETS	$6,254,057,825	$6,243,030,312	$4,374,746,650

Shares outstanding[b]	32,750,000	42,050,000	28,550,000

Net asset value per share	$190.96	$148.47	$153.23

[a]	Securities on loan with values of $274,517,238, $353,064,135 and $411,845,930, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,529,401,209
Affiliated (Note 2)	464,597,711

Total cost of investments	$4,993,998,920

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,859,588,674
Affiliated (Note 2)	464,704,190

Total fair value of investments	5,324,292,864
Cash pledged to broker	649,000
Cash	120,952
Receivables:
Investment securities sold	50,971,858
Dividends and interest	4,846,827
Futures variation margin	31,635

Total Assets	5,380,913,136

LIABILITIES
Payables:
Investment securities purchased	54,895,555
Collateral for securities on loan (Note 1)	455,246,791
Capital shares redeemed	514,615
Investment advisory fees (Note 2)	1,043,185

Total Liabilities	511,700,146

NET ASSETS	$4,869,212,990

Net assets consist of:
Paid-in capital	$4,839,529,870
Accumulated net realized loss	(300,763,640)
Net unrealized appreciation	330,446,760

NET ASSETS	$4,869,212,990

Shares outstanding[b]	35,100,000

Net asset value per share	$138.72

[a]	Securities on loan with a value of $444,859,908. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$100,962,788	$239,122,354	$286,849,647
Dividends — affiliated (Note 2)	453,294	1,066,540	1,968,205
Interest — unaffiliated	—	83	44
Securities lending income — affiliated — net (Note 2)	136,966	853,064	432,865

Total investment income	101,553,048	241,042,041	289,250,761

EXPENSES
Investment advisory fees (Note 2)	8,897,340	25,824,365	20,379,782

Total expenses	8,897,340	25,824,365	20,379,782

Net investment income	92,655,708	215,217,676	268,870,979

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,162,099)	(40,653,026)	(32,389,516)
Investments — affiliated (Note 2)	(15,419)	1,143,912	(139,517)
In-kind redemptions — unaffiliated	219,709,468	900,993,305	799,351,767
In-kind redemptions — affiliated (Note 2)	295,314	2,524,531	4,802,853
Futures contracts	2,202,641	5,912,553	6,384,276
Realized gain distributions from affiliated funds	531	1,871	1,837

Net realized gain	202,030,436	869,923,146	778,011,700

Net change in unrealized appreciation/depreciation on:
Investments	405,403,807	994,020,761	867,318,985
Futures contracts	(276,137)	(559,818)	(512,078)

Net change in unrealized appreciation/depreciation	405,127,670	993,460,943	866,806,907

Net realized and unrealized gain	607,158,106	1,863,384,089	1,644,818,607

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$699,813,814	$2,078,601,765	$1,913,689,586

See notes to financial statements.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$70,415,229	$94,648,852	$39,427,244
Dividends — affiliated (Note 2)	21,784	30,071	17,551
Securities lending income — affiliated — net (Note 2)	1,500,863	1,311,456	3,535,980

Total investment income	71,937,876	95,990,379	42,980,775

EXPENSES
Investment advisory fees (Note 2)	13,666,860	12,856,484	9,025,460

Total expenses	13,666,860	12,856,484	9,025,460

Net investment income	58,271,016	83,133,895	33,955,315

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	59,554,582	(55,614,003)	105,468,588
Investments — affiliated (Note 2)	39,668	1,750	23,591
In-kind redemptions — unaffiliated	315,609,690	571,357,618	249,915,015
Futures contracts	1,171,927	916,900	1,111,451
Realized gain distributions from affiliated funds	725	1,024	460

Net realized gain	376,376,592	516,663,289	356,519,105

Net change in unrealized appreciation/depreciation on:
Investments	521,893,927	379,224,622	379,785,611
Futures contracts	(168,484)	(174,634)	33,158

Net change in unrealized appreciation/depreciation	521,725,443	379,049,988	379,818,769

Net realized and unrealized gain	898,102,035	895,713,277	736,337,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$956,373,051	$978,847,172	$770,293,189

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

iShares S&P Small-Cap 600 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$70,350,992
Dividends — affiliated (Note 2)	21,147
Interest — unaffiliated	13,476
Securities lending income — affiliated — net (Note 2)	2,424,933

Total investment income	72,810,548

EXPENSES
Investment advisory fees (Note 2)	10,404,841

Total expenses	10,404,841

Net investment income	62,405,707

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(79,042,026)
Investments — affiliated (Note 2)	14,559
In-kind redemptions — unaffiliated	522,838,604
Futures contracts	1,681,995
Realized gain distributions from affiliated funds	558

Net realized gain	445,493,690

Net change in unrealized appreciation/depreciation on:
Investments	346,004,641
Futures contracts	(8,066)

Net change in unrealized appreciation/depreciation	345,996,575

Net realized and unrealized gain	791,490,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$853,895,972

[a]	Net of foreign withholding tax of $13,789.

See notes to financial statements.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$92,655,708	$91,826,272	$215,217,676	$197,786,759
Net realized gain	202,030,436	251,155,359	869,923,146	701,898,893
Net change in unrealized appreciation/depreciation	405,127,670	(195,527,736)	993,460,943	(568,766,965)

Net increase in net assets resulting from operations	699,813,814	147,453,895	2,078,601,765	330,918,687

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,268,919)	(92,440,098)	(221,013,015)	(206,862,042)

Total distributions to shareholders	(94,268,919)	(92,440,098)	(221,013,015)	(206,862,042)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,238,511,958	2,636,598,950	3,002,062,374	3,014,370,234
Cost of shares redeemed	(1,778,216,898)	(2,563,260,821)	(2,050,887,045)	(2,218,609,017)

Net increase (decrease) in net assets from capital share transactions	(539,704,940)	73,338,129	951,175,329	795,761,217

INCREASE IN NET ASSETS	65,839,955	128,351,926	2,808,764,079	919,817,862

NET ASSETS
Beginning of year	4,546,237,078	4,417,885,152	13,717,208,464	12,797,390,602

End of year	$4,612,077,033	$4,546,237,078	$16,525,972,543	$13,717,208,464

Undistributed net investment income included in net assets at end of year	$—	$1,443,615	$—	$14,853,556

SHARES ISSUED AND REDEEMED
Shares sold	12,700,000	29,250,000	24,200,000	26,100,000
Shares redeemed	(18,400,000)	(28,450,000)	(16,900,000)	(20,100,000)

Net increase (decrease) in shares outstanding	(5,700,000)	800,000	7,300,000	6,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$268,870,979	$213,484,549	$58,271,016	$51,524,391
Net realized gain	778,011,700	149,821,186	376,376,592	140,435,035
Net change in unrealized appreciation/depreciation	866,806,907	(366,444,431)	521,725,443	(472,789,225)

Net increase (decrease) in net assets resulting from operations	1,913,689,586	(3,138,696)	956,373,051	(280,829,799)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(273,124,825)	(212,773,665)	(66,898,839)	(57,887,039)

Total distributions to shareholders	(273,124,825)	(212,773,665)	(66,898,839)	(57,887,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,132,809,786	2,660,044,413	1,282,558,305	964,385,097
Cost of shares redeemed	(2,790,728,965)	(916,947,323)	(941,392,880)	(908,652,477)

Net increase in net assets from capital share transactions	2,342,080,821	1,743,097,090	341,165,425	55,732,620

INCREASE (DECREASE) IN NET ASSETS	3,982,645,582	1,527,184,729	1,230,639,637	(282,984,218)

NET ASSETS
Beginning of year	9,660,827,976	8,133,643,247	5,023,418,188	5,306,402,406

End of year	$13,643,473,558	$9,660,827,976	$6,254,057,825	$5,023,418,188

Undistributed net investment income included in net assets at end of year	$—	$1,780,474	$—	$771,861

SHARES ISSUED AND REDEEMED
Shares sold	51,500,000	30,100,000	7,150,000	5,750,000
Shares redeemed	(27,800,000)	(10,550,000)	(5,300,000)	(5,800,000)

Net increase (decrease) in shares outstanding	23,700,000	19,550,000	1,850,000	(50,000)

See notes to financial statements.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$83,133,895	$73,471,409	$33,955,315	$38,767,368
Net realized gain	516,663,289	54,157,584	356,519,105	124,421,707
Net change in unrealized appreciation/depreciation	379,049,988	(281,377,522)	379,818,769	(325,766,151)

Net increase (decrease) in net assets resulting from operations	978,847,172	(153,748,529)	770,293,189	(162,577,076)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(91,588,280)	(74,430,423)	(35,683,449)	(41,715,559)

Total distributions to shareholders	(91,588,280)	(74,430,423)	(35,683,449)	(41,715,559)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,917,432,562	666,063,518	1,273,042,639	1,043,509,059
Cost of shares redeemed	(1,895,990,640)	(427,876,148)	(764,600,448)	(1,150,342,255)

Net increase (decrease) in net assets from capital share transactions	1,021,441,922	238,187,370	508,442,191	(106,833,196)

INCREASE (DECREASE) IN NET ASSETS	1,908,700,814	10,008,418	1,243,051,931	(311,125,831)

NET ASSETS
Beginning of year	4,334,329,498	4,324,321,080	3,131,694,719	3,442,820,550

End of year	$6,243,030,312	$4,334,329,498	$4,374,746,650	$3,131,694,719

SHARES ISSUED AND REDEEMED
Shares sold	20,600,000	5,600,000	8,850,000	8,200,000
Shares redeemed	(13,500,000)	(3,650,000)	(5,500,000)	(9,450,000)

Net increase (decrease) in shares outstanding	7,100,000	1,950,000	3,350,000	(1,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Small-Cap 600 Value ETF
	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$62,405,707	$46,756,862
Net realized gain	445,493,690	124,786,187
Net change in unrealized appreciation/depreciation	345,996,575	(310,056,152)

Net increase (decrease) in net assets resulting from operations	853,895,972	(138,513,103)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(64,137,671)	(47,375,724)

Total distributions to shareholders	(64,137,671)	(47,375,724)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,371,621,386	1,029,910,872
Cost of shares redeemed	(1,726,637,347)	(885,146,492)

Net increase in net assets from capital share transactions	644,984,039	144,764,380

INCREASE (DECREASE) IN NET ASSETS	1,434,742,340	(41,124,447)

NET ASSETS
Beginning of year	3,434,470,650	3,475,595,097

End of year	$4,869,212,990	$3,434,470,650

SHARES ISSUED AND REDEEMED
Shares sold	17,700,000	9,350,000
Shares redeemed	(12,900,000)	(8,300,000)

Net increase in shares outstanding	4,800,000	1,050,000

See notes to financial statements.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$91.38	$90.25	$82.83	$70.50	$64.12

Income from investment operations:
Net investment income[a]	2.02	1.91	1.80	1.62	1.46
Net realized and unrealized gain[b]	13.38	1.14	7.39	12.36	6.38

Total from investment operations	15.40	3.05	9.19	13.98	7.84

Less distributions from:
Net investment income	(2.08)	(1.92)	(1.77)	(1.65)	(1.46)

Total distributions	(2.08)	(1.92)	(1.77)	(1.65)	(1.46)

Net asset value, end of year	$104.70	$91.38	$90.25	$82.83	$70.50

Total return	17.03%	3.43%	11.13%	20.01%	12.41%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,612,077	$4,546,237	$4,417,885	$4,013,215	$4,032,811
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.08%	2.12%	2.04%	2.11%	2.25%
Portfolio turnover rate[c]	4%	7%	6%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$115.95	$113.96	$99.77	$82.45	$75.40

Income from investment operations:
Net investment income[a]	1.82	1.72	1.64	1.45	1.41
Net realized and unrealized gain[b]	15.66	2.06	14.14	17.30	7.08

Total from investment operations	17.48	3.78	15.78	18.75	8.49

Less distributions from:
Net investment income	(1.85)	(1.79)	(1.59)	(1.43)	(1.44)

Total distributions	(1.85)	(1.79)	(1.59)	(1.43)	(1.44)

Net asset value, end of year	$131.58	$115.95	$113.96	$99.77	$82.45

Total return	15.21%	3.36%	15.89%	22.87%	11.41%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,525,973	$13,717,208	$12,797,391	$9,887,237	$6,889,084
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.50%	1.51%	1.51%	1.57%	1.85%
Portfolio turnover rate[c]	24%	24%	26%	25%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$89.91	$92.53	$86.87	$73.87	$64.97

Income from investment operations:
Net investment income[a]	2.31	2.25	2.09	1.83	1.63
Net realized and unrealized gain (loss)[b]	14.11	(2.70)	5.65	13.00	8.86

Total from investment operations	16.42	(0.45)	7.74	14.83	10.49

Less distributions from:
Net investment income	(2.30)	(2.17)	(2.08)	(1.83)	(1.59)

Total distributions	(2.30)	(2.17)	(2.08)	(1.83)	(1.59)

Net asset value, end of year	$104.03	$89.91	$92.53	$86.87	$73.87

Total return	18.44%	(0.44)%	8.93%	20.27%	16.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,643,474	$9,660,828	$8,133,643	$6,658,905	$5,602,665
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.37%	2.51%	2.30%	2.28%	2.47%
Portfolio turnover rate[c]	21%	25%	25%	26%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$162.57	$171.45	$153.10	$128.13	$112.48

Income from investment operations:
Net investment income[a]	1.85	1.57	1.52	1.34	1.08
Net realized and unrealized gain (loss)[b]	28.64	(8.68)	18.40	25.07	15.73

Total from investment operations	30.49	(7.11)	19.92	26.41	16.81

Less distributions from:
Net investment income	(2.10)	(1.77)	(1.57)	(1.44)	(1.16)

Total distributions	(2.10)	(1.77)	(1.57)	(1.44)	(1.16)

Net asset value, end of year	$190.96	$162.57	$171.45	$153.10	$128.13

Total return	18.85%	(4.15)%	13.08%	20.72%	15.08%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,254,058	$5,023,418	$5,306,402	$4,669,692	$3,677,400
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.05%	0.96%	0.97%	0.95%	0.95%
Portfolio turnover rate[c]	54%	44%	50%	41%	46%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$124.02	$131.04	$120.40	$100.86	$85.47

Income from investment operations:
Net investment income[a]	2.20	2.22	2.01	1.77	1.70
Net realized and unrealized gain (loss)[b]	24.64	(7.00)	10.73	19.56	15.42

Total from investment operations	26.84	(4.78)	12.74	21.33	17.12

Less distributions from:
Net investment income	(2.39)	(2.24)	(2.10)	(1.79)	(1.73)

Total distributions	(2.39)	(2.24)	(2.10)	(1.79)	(1.73)

Net asset value, end of year	$148.47	$124.02	$131.04	$120.40	$100.86

Total return	21.81%	(3.60)%	10.65%	21.31%	20.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,243,030	$4,334,329	$4,324,321	$3,720,476	$2,889,589
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.61%	1.82%	1.61%	1.62%	1.96%
Portfolio turnover rate[c]	38%	33%	42%	34%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$124.27	$130.16	$118.89	$93.95	$82.58

Income from investment operations:
Net investment income[a]	1.30	1.46	1.07	0.82	1.08
Net realized and unrealized gain (loss)[b]	29.02	(5.79)	11.27	24.94	11.41

Total from investment operations	30.32	(4.33)	12.34	25.76	12.49

Less distributions from:
Net investment income	(1.36)	(1.56)	(1.07)	(0.82)	(1.12)

Total distributions	(1.36)	(1.56)	(1.07)	(0.82)	(1.12)

Net asset value, end of year	$153.23	$124.27	$130.16	$118.89	$93.95

Total return	24.49%	(3.33)%	10.45%	27.49%	15.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,374,747	$3,131,695	$3,442,821	$2,871,137	$1,855,601
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.94%	1.17%	0.90%	0.75%	1.30%
Portfolio turnover rate[c]	52%	45%	50%	52%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$113.35	$118.82	$113.42	$90.00	$78.54

Income from investment operations:
Net investment income[a]	1.91	1.59	1.72	1.40	1.44
Net realized and unrealized gain (loss)[b]	25.38	(5.45)	5.48	23.45	11.58

Total from investment operations	27.29	(3.86)	7.20	24.85	13.02

Less distributions from:
Net investment income	(1.92)	(1.61)	(1.80)	(1.43)	(1.56)

Total distributions	(1.92)	(1.61)	(1.80)	(1.43)	(1.56)

Net asset value, end of year	$138.72	$113.35	$118.82	$113.42	$90.00

Total return	24.19%	(3.22)%	6.42%	27.75%	16.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,869,213	$3,434,471	$3,475,595	$3,198,331	$2,205,080
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.50%	1.43%	1.51%	1.36%	1.83%
Portfolio turnover rate[c]	48%	39%	41%	38%	44%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in its statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P 500 Growth
Barclays Capital Inc.	$270,037	$270,037	$—
BNP Paribas New York Branch	1,507,192	1,507,192	—
BNP Paribas Prime Brokerage Inc.	2,807,997	2,807,997	—
BNP Paribas Prime Brokerage International Ltd.	7,293,895	7,293,895	—
Citigroup Global Markets Inc.	10,773,046	10,773,046	—
Credit Suisse Securities (USA) LLC	7,968,921	7,968,921	—
Deutsche Bank Securities Inc.	35,947,004	35,947,004	—
Goldman Sachs & Co.	18,076,657	18,076,657	—
HSBC Bank PLC	2,357,532	2,357,532	—
Jefferies LLC	23,430	23,430	—
JPMorgan Securities LLC	10,224,795	10,224,795	—
Merrill Lynch, Pierce, Fenner & Smith	21,022,859	21,022,859	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,952,907	14,952,907	—
Nomura Securities International Inc.	315,107	315,107	—
Scotia Capital (USA) Inc.	9,408	9,408	—
SG Americas Securities LLC	175,128	175,128	—
State Street Bank & Trust Company	19,179,255	19,179,255	—
UBS AG	1,343,006	1,343,006	—
UBS Securities LLC	1,231,228	1,231,228	—
Wells Fargo Securities LLC	108,215	108,215	—

	$155,587,619	$155,587,619	$—

S&P 500 Value
BNP Paribas Prime Brokerage Inc.	$924,506	$924,506	$—
Credit Suisse Securities (USA) LLC	1,886,277	1,886,277	—
Deutsche Bank Securities Inc.	17,102,886	17,102,886	—
Goldman Sachs & Co.	7,049	7,049	—
HSBC Bank PLC	13,472	13,472	—
JPMorgan Securities LLC	12,651,448	12,651,448	—
Merrill Lynch, Pierce, Fenner & Smith	969,749	969,749	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	128,102	128,102	—
State Street Bank & Trust Company	40,210	40,210	—
UBS Securities LLC	820,088	820,088	—

	$34,543,787	$34,543,787	$—

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Mid-Cap 400 Growth
Barclays Capital Inc.	$5,803,392	$5,803,392	$—
BNP Paribas New York Branch	6,002,619	6,002,619	—
BNP Paribas Prime Brokerage Inc.	2,884,321	2,884,321	—
Citigroup Global Markets Inc.	11,381,986	11,381,986	—
Credit Suisse Securities (USA) LLC	4,486,866	4,486,866	—
Deutsche Bank Securities Inc.	11,550,651	11,550,651	—
Goldman Sachs & Co.	75,537,801	75,537,801	—
HSBC Bank PLC	1,192,298	1,192,298	—
Jefferies LLC	349,072	349,072	—
JPMorgan Securities LLC	29,455,442	29,455,442	—
Merrill Lynch, Pierce, Fenner & Smith	12,942,500	12,942,500	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	35,249,377	35,249,377	—
Nomura Securities International Inc.	520,584	520,584	—
Scotia Capital (USA) Inc.	8,593,868	8,593,868	—
State Street Bank & Trust Company	28,328,500	28,328,500	—
UBS AG	4,964,630	4,964,630	—
UBS Securities LLC	35,104,310	35,104,310	—
Wells Fargo Securities LLC	169,021	169,021	—

	$274,517,238	$274,517,238	$—

S&P Mid-Cap 400 Value
Barclays Capital Inc.	$11,488,418	$11,488,418	$—
BNP Paribas New York Branch	369,898	369,898	—
BNP Paribas Prime Brokerage Inc.	3,176,753	3,176,753	—
BNP Paribas Prime Brokerage International Ltd.	642,756	642,756	—
Citigroup Global Markets Inc.	29,689,710	29,689,710	—
Credit Suisse Securities (USA) LLC	5,928,789	5,928,789	—
Deutsche Bank Securities Inc.	24,150,174	24,150,174	—
Goldman Sachs & Co.	57,171,572	57,171,572	—
HSBC Bank PLC	20,408,322	20,408,322	—
Jefferies LLC	183,708	183,708	—
JPMorgan Securities LLC	64,010,716	64,010,716	—
Merrill Lynch, Pierce, Fenner & Smith	13,038,367	13,038,367	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	99,989,234	99,989,234	—
National Financial Services LLC	1,039,322	1,039,322	—
Nomura Securities International Inc.	394,811	394,811	—
Scotia Capital (USA) Inc.	9,120	9,120	—
SG Americas Securities LLC	655,436	655,436	—
State Street Bank & Trust Company	4,210,952	4,210,952	—
UBS AG	252,278	252,278	—
UBS Securities LLC	13,361,995	13,361,995	—
Wells Fargo Securities LLC	2,891,804	2,891,804	—

	$353,064,135	$353,064,135	$—

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
S&P Small-Cap 600 Growth
Barclays Capital Inc.	$4,935,312	$4,935,312	$—
BNP Paribas New York Branch	11,101,665	11,101,665	—
BNP Paribas Prime Brokerage Inc.	18,580,483	18,580,483	—
BNP Paribas Prime Brokerage International Ltd.	3,496,557	3,496,557	—
Citigroup Global Markets Inc.	18,112,660	18,112,660	—
Credit Suisse Securities (USA) LLC	15,792,684	15,792,684	—
Deutsche Bank Securities Inc.	8,867,908	8,867,908	—
Goldman Sachs & Co.	80,626,386	80,626,386	—
HSBC Bank PLC	4,157,271	4,157,271	—
Jefferies LLC	11,442,255	11,442,255	—
JPMorgan Securities LLC	26,057,142	26,057,142	—
Merrill Lynch, Pierce, Fenner & Smith	37,186,800	37,186,800	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	100,949,710	100,949,710	—
National Financial Services LLC	29,400,489	29,400,489	—
Nomura Securities International Inc.	533,099	533,099	—
Scotia Capital (USA) Inc.	1,452,000	1,452,000	—
SG Americas Securities LLC	6,400,133	6,400,133	—
State Street Bank & Trust Company	22,635,208	22,635,208	—
UBS AG	1,348,367	1,348,367	—
UBS Securities LLC	5,995,708	5,995,708	—
Wells Fargo Bank, National Association	2,669,862	2,669,862	—
Wells Fargo Securities LLC	104,231	104,231	—

	$411,845,930	$411,845,930	$—

S&P Small-Cap 600 Value
Barclays Capital Inc.	$13,321,661	$13,321,661	$—
BNP Paribas New York Branch	3,152,545	3,152,545	—
BNP Paribas Prime Brokerage Inc.	11,913	11,913	—
BNP Paribas Prime Brokerage International Ltd.	15,986,544	15,986,544	—
Citigroup Global Markets Inc.	24,951,839	24,951,839	—
Credit Suisse Securities (USA) LLC	30,133,294	30,133,294	—
Deutsche Bank Securities Inc.	36,426,045	36,426,045	—
Goldman Sachs & Co.	86,850,565	86,850,565	—
HSBC Bank PLC	4,620,267	4,620,267	—
Jefferies LLC	2,151,748	2,151,748	—
JPMorgan Securities LLC	72,371,908	72,371,908	—
Merrill Lynch, Pierce, Fenner & Smith	16,824,797	16,824,797	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	87,772,455	87,772,455	—
National Financial Services LLC	2,680,058	2,680,058	—
Nomura Securities International Inc.	1,367,630	1,367,630	—
Scotia Capital (USA) Inc.	52,380	52,380	—
SG Americas Securities LLC	49,509	49,509	—
State Street Bank & Trust Company	9,920,826	9,920,826	—
Timber Hill LLC	7,875	7,875	—
UBS AG	3,374,120	3,374,120	—
UBS Securities LLC	15,656,588	15,656,588	—
Wells Fargo Securities LLC	17,175,341	17,175,341	—

	$444,859,908	$444,859,908	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.25%	First $5 billion
0.24	Over $5 billion, up to and including $7.5 billion
0.23	Over $7.5 billion, up to and including $10 billion
0.21	Over $10 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
S&P 100	$53,882
S&P 500 Growth	380,495
S&P 500 Value	186,272
S&P Mid-Cap 400 Growth	704,244
S&P Mid-Cap 400 Value	596,417
S&P Small-Cap 600 Growth	1,487,975
S&P Small-Cap 600 Value	1,054,414

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$25,060,318	$7,062,601
S&P 500 Growth	2,043,557,081	2,155,178,272
S&P 500 Value	1,874,398,749	1,799,430,912
S&P Mid-Cap 400 Growth	1,165,887,317	1,612,465,651
S&P Mid-Cap 400 Value	1,405,599,467	1,208,356,412
S&P Small-Cap 600 Growth	836,595,611	1,142,641,580
S&P Small-Cap 600 Value	949,350,252	1,010,684,944
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
S&P 100	$171,660,521	$157,821,560
S&P 500 Growth	3,557,464,124	3,484,664,948
S&P 500 Value	2,482,090,602	2,383,428,621
S&P Mid-Cap 400 Growth	3,008,734,882	2,997,641,682
S&P Mid-Cap 400 Value	2,338,423,886	1,982,914,323
S&P Small-Cap 600 Growth	2,025,066,710	1,867,425,345
S&P Small-Cap 600 Value	2,156,213,108	2,011,712,090

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$1,233,829,283	$1,769,258,858
S&P 500 Growth	2,990,703,047	2,037,441,156
S&P 500 Value	5,102,302,053	2,772,347,425
S&P Mid-Cap 400 Growth	1,263,592,168	923,019,530
S&P Mid-Cap 400 Value	2,730,531,688	1,848,001,340
S&P Small-Cap 600 Growth	1,241,183,566	743,435,893
S&P Small-Cap 600 Value	2,289,476,535	1,690,857,906

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares S&P Mid-Cap 400 Growth ETF	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$59,905	$88,884	$130,528	$152,816

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$6,900	$17,754	$21,288

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$2,202,641	$5,912,553	$6,384,276	$1,171,927

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Equity contracts:
Futures contracts	$(276,137)	$(559,818)	$(512,078)	$(168,484)

	Net Realized Gain (Loss)
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$916,900	$1,111,451	$1,681,995

	Net Change in Unrealized Appreciation/Depreciation
	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Equity contracts:
Futures contracts	$(174,634)	$33,158	$(8,066)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2017:

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF
Average value of contracts purchased	$7,465,915	$22,114,675	$24,990,173	$7,345,288

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF
Average value of contracts purchased	$7,956,974	$4,355,874	$6,783,531

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

March 31, 2017, attributable to the characterization of corporate actions, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$65,052,672	$169,596	$(65,222,268)
S&P 500 Growth	879,439,831	(9,058,217)	(870,381,614)
S&P 500 Value	691,894,904	2,473,372	(694,368,276)
S&P Mid-Cap 400 Growth	296,035,933	7,855,962	(303,891,895)
S&P Mid-Cap 400 Value	498,844,101	8,454,385	(507,298,486)
S&P Small-Cap 600 Growth	236,452,188	1,728,134	(238,180,322)
S&P Small-Cap 600 Value	474,287,651	1,731,964	(476,019,615)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
S&P 100
Ordinary income	$94,268,919	$92,440,098

S&P 500 Growth
Ordinary income	$221,013,015	$206,862,042

S&P 500 Value
Ordinary income	$273,124,825	$212,773,665

S&P Mid-Cap 400 Growth
Ordinary income	$66,898,839	$57,887,039

S&P Mid-Cap 400 Value
Ordinary income	$91,588,280	$74,430,423

S&P Small-Cap 600 Growth
Ordinary income	$35,683,449	$41,715,559

S&P Small-Cap 600 Value
Ordinary income	$64,137,671	$47,375,724

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$(231,413,224)	$229,924,475	$—	$(1,488,749)
S&P 500 Growth	(1,022,456,692)	3,588,473,679	—	2,566,016,987
S&P 500 Value	(352,471,462)	1,313,959,470	(44,615,030)	916,872,978
S&P Mid-Cap 400 Growth	(240,276,569)	979,722,819	—	739,446,250
S&P Mid-Cap 400 Value	(133,906,241)	512,511,036	—	378,604,795
S&P Small-Cap 600 Growth	(111,313,818)	575,405,745	—	464,091,927
S&P Small-Cap 600 Value	(118,428,822)	151,535,107	(3,423,165)	29,683,120

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
S&P 100	$108,511,685	$119,632,717	$3,268,822	$231,413,224
S&P 500 Growth	255,179,474	396,740,439	370,536,779	1,022,456,692
S&P 500 Value	—	297,203,283	55,268,179	352,471,462
S&P Mid-Cap 400 Growth	111,552,316	128,724,253	—	240,276,569
S&P Mid-Cap 400 Value	44,951,099	75,748,059	13,207,083	133,906,241
S&P Small-Cap 600 Growth	93,332,729	7,322,106	10,658,983	111,313,818
S&P Small-Cap 600 Value	—	118,428,822	—	118,428,822

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2017, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
S&P 500 Value	$36,733,971
S&P Small-Cap 600 Value	42,153,334

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of the

iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF,

iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF,

iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

In our opinion, the (i) accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 ETF as of March 31, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, and (ii) accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, (constituting funds of the iShares Trust, hereafter referred to as the “Funds”), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
S&P 100	$100,387,404
S&P 500 Growth	226,204,048
S&P 500 Value	282,100,962
S&P Mid-Cap 400 Growth	49,093,579
S&P Mid-Cap 400 Value	76,397,002
S&P Small-Cap 600 Growth	31,010,561
S&P Small-Cap 600 Value	59,294,087

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deductions
S&P 100	100%
S&P 500 Growth	98.49
S&P 500 Value	98.51
S&P Mid-Cap 400 Growth	83.89
S&P Mid-Cap 400 Value	90.73
S&P Small-Cap 600 Growth	88.73
S&P Small-Cap 600 Value	93.96

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$2.075443	$—	$0.002772	$2.078215	100%	—%	0%[a]		100%
S&P 500 Growth	1.818911	—	0.034893	1.853804	98	—	2		100
S&P 500 Value	2.291336	—	0.005066	2.296402	100	—	0	[a]	100
S&P Mid-Cap 400 Growth	1.950773	—	0.147151	2.097924	93	—	7		100
S&P Mid-Cap 400 Value	2.320189	—	0.066014	2.386203	97	—	3		100
S&P Small-Cap 600 Growth	1.268959	—	0.088798	1.357757	93	—	7		100
S&P Small-Cap 600 Value	1.857266	—	0.057737	1.915003	97	—	3		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	549	41.59%
At NAV	220	16.67
Less than 0.0% and Greater than –0.5%	551	41.74

	1,320	100.00%

iShares S&P 500 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	559	42.35%
At NAV	284	21.51
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

iShares S&P 500 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and less than 0.5%	549	41.59
At NAV	267	20.23
Less than 0.0% and Greater than –0.5%	503	38.10

	1,320	100.00%

iShares S&P Mid-Cap 400 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	570	43.18%
At NAV	268	20.30
Less than 0.0% and Greater than –0.5%	482	36.52

	1,320	100.00%

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Mid-Cap 400 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	687	52.04%
At NAV	229	17.35
Less than 0.0% and Greater than –0.5%	404	30.61

	1,320	100.00%

iShares S&P Small-Cap 600 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	611	46.29%
At NAV	160	12.12
Less than 0.0% and Greater than –0.5%	549	41.59

	1,320	100.00%

iShares S&P Small-Cap 600 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and less than 0.5%	678	51.36%
At NAV	129	9.77
Less than 0.0% and Greater than –0.5%	512	38.79
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	87

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	91

Notes:

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-301-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares International Preferred Stock ETF | IPFF | NYSE Arca
➢	iShares U.S. Preferred Stock ETF | PFF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.35%	13.10%	12.73%	12.35%	13.10%	12.73%
5 Years	(3.32)%	(3.20)%	(2.85)%	(15.54)%	(15.02)%	(13.47)%
Since Inception	(2.16)%	(1.93)%	(1.68)%	(11.06)%	(9.97)%	(8.69)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.60	$2.85	$1,000.00	$1,022.20	$2.77	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 12.35%, net of fees, while the total return for the Index was 12.73%.

As represented by the Index, international preferred stocks posted strong gains in the reporting period, outperforming broader international equity indexes.

After posting flat performance for much of the reporting period, international preferred stocks rose along with the broad stock market after Donald Trump’s win in the U.S. presidential election. Driven by investors’ expectations of an improved business climate, international preferred stocks peaked in late February 2017 before declining ahead of the Fed’s interest rate hike in mid-March. International preferred stocks rose in the final weeks of the reporting period. The strong U.S. dollar reduced the Index’s returns in many international markets during the reporting period, particularly in Europe.

On a geographic basis, Canada, representing the majority of the Index on average during the reporting period, contributed the most to the Index’s return. Rising energy prices and a strengthening economy helped boost Canadian preferred stocks. The strong performance of Canada’s financials sector helped boost Canadian bank preferred stocks in the Index. In addition to Canada, Singapore contributed to the Index’s performance. In contrast, Sweden preferred stocks detracted from the Index’s performance, as did the U.K’s.

Preferred stocks in the financials sector, representing the majority of the Index on average during the reporting period, contributed the most to the Index’s performance. Within the sector, the banking industry contributed notably, as rising interest rates increased expectations for higher bank profits. The energy sector, boosted by rising oil prices, also added to the Index’s returns. In contrast, the industrials sector detracted from the Index’s performance, as did the real estate sector.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	59.47%
Energy	24.71
Utilities	6.33
Real Estate	4.34
Industrials	3.51
Telecommunication Services	1.64

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/17

Country	Percentage of Total Investments*

Canada	80.17%
United Kingdom	15.42
Sweden	2.71
Singapore	0.96
Australia	0.74

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. PREFERRED STOCK ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.26%	4.99%	6.03%	5.26%	4.99%	6.03%
5 Years	6.11%	6.05%	6.77%	34.55%	34.16%	38.78%
10 Years	4.34%	4.32%	4.81%	52.92%	52.58%	59.96%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.90	$2.36	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 5.26%, net of fees, while the total return for the Index was 6.03%.

As represented by the Index, U.S. preferred stocks posted moderate gains for the reporting period, underperforming broader U.S. equity market indexes.

U.S. preferred stocks opened the reporting period on an upswing, as their generous dividend yields attracted investors in a low interest rate environment. After peaking in early September 2016, U.S. preferred stocks reversed course amid rising interest rates and investors’ expectations that the Fed would raise its benchmark rate. With their high dividend yields, U.S. preferred stocks’ performance tends to be strongly influenced by the direction of interest rates.

U.S. preferred stocks rebounded along with the rest of the stock market following Donald Trump’s win in the U.S. presidential election. The U.S. preferred stock rally paused ahead of the Fed’s rate hike in mid-December 2016, but resumed soon after the announcement. For the remainder of the reporting period, U.S. preferred stocks moved in a generally upward trajectory, interrupted by temporary declines in advance of the Fed rate increase in March 2017 and again after the failure of President Trump’s healthcare bill.

U.S. preferred stocks in the financials sector, representing the majority of the Index on average during the reporting period, contributed the most to the Index’s performance. In particular, the banking industry delivered notable performance, as banks’ stronger balance sheets and the prospect of higher interest rates improved the industry outlook. The energy sector also contributed to the Index’s performance, as higher energy prices helped boost U.S. preferred stocks along with common stocks of energy companies. In contrast, U.S. preferred stocks in the materials and information technology sectors were detractors from the Index’s return in the reporting period.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	67.40%
Real Estate	10.74
Consumer Discretionary	5.38
Utilities	3.63
Telecommunication Services	3.27
Energy	2.70
Health Care	2.57
Industrials	2.32
Consumer Staples	1.59
Information Technology	0.30
Materials	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Wells Fargo & Co. Series L, 7.50%	2.99%
Allergan PLC Series A, 5.50%	2.57
HSBC Holdings PLC Series 2, 8.00%	2.40
Barclays Bank PLC Series 5, 8.13%	1.65
GMAC Capital Trust I Series 2, 6.82%	1.64
HSBC Holdings PLC, 8.13%	1.44
Citigroup Capital XIII, 7.41%	1.44
Wells Fargo & Co. Series J, 8.00%	1.40
T-Mobile U.S. Inc., 5.50%	1.28
Deutsche Bank Contingent Capital Trust III, 7.60%	1.23

TOTAL	18.04%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 99.35%

AUSTRALIA — 0.73%
Brookfield Infrastructure Partners LP Series 5, 5.35%[a]	23,485	$456,440

		456,440
CANADA — 79.65%
AltaGas Ltd., 5.25%[a]	18,788	362,053
Bank of Montreal Series 27, 4.00%[a]	46,973	804,809
Bank of Montreal Series 29, 3.90%[a]	37,577	625,790
Bank of Montreal Series 31, 3.80%[a]	28,184	468,307
Bank of Montreal Series 38, 4.85%[a]	56,368	1,117,512
Bank of Nova Scotia (The) Series 32, 2.06%[a]	26,214	441,077
Bank of Nova Scotia (The) Series 34, 5.50%[a]	32,880	663,690
Bank of Nova Scotia (The) Series 38, 4.85%[a]	46,931	920,216
BCE Inc. Series AK, 2.95%[a]	53,421	716,205
BCE Inc. Series AM, 2.76%[a]	22,423	302,639
Brookfield Asset Management Inc., 5.00%[a]	23,485	471,408
Brookfield Asset Management Inc. Series 24, 3.01%[a]	22,063	323,422
Brookfield Asset Management Inc. Series 32, 4.50%[a]	28,143	504,765
Brookfield Asset Management Inc. Series 36, 4.85%	18,788	323,452
Brookfield Asset Management Inc. Series 37, 4.90%	18,788	327,679
Brookfield Asset Management Inc. Series 42, 4.50%[a]	28,184	511,629
Brookfield Asset Management Inc. Series 46, 4.80%[a]	28,184	547,344
Brookfield Office Properties Inc. Series T, 4.60%[a]	23,485	392,165
Brookfield Renewable Partners LP, 5.50%[a]	16,440	318,408
Brookfield Renewable Partners LP Series 9, 5.75%[a]	18,788	367,688
Canadian Imperial Bank of Commerce Series 39, 3.90%[a]	37,577	635,934
Canadian Imperial Bank of Commerce Series 41, 3.75%[a]	28,184	466,405

Security	Shares	Value
Canadian Utilities Ltd. Series FF, 4.50%[a]	23,485	$468,943
Capital Power Corp. Series 7, 6.00%[a]	18,788	365,575
Element Fleet Management Corp. Series G, 6.50%[a]	16,206	315,577
Emera Inc. Series C, 4.10%[a]	23,485	412,064
Empire Life Insurance Co. (The) Series 1, 5.75%[a]	14,018	279,067
Enbridge Inc. Series 03, 4.00%[a]	40,398	589,469
Enbridge Inc. Series 07, 4.40%[a]	16,831	256,317
Enbridge Inc. Series 09, 4.40%[a]	18,480	288,774
Enbridge Inc. Series 11, 4.40%[a]	33,631	529,562
Enbridge Inc. Series 13, 4.40%[a]	23,564	373,872
Enbridge Inc. Series 15, 4.40%[a]	18,503	295,238
Enbridge Inc. Series 17, 5.15%[a]	50,497	984,458
Enbridge Inc. Series B, 4.00%[a]	33,666	469,529
Enbridge Inc. Series D, 4.00%[a]	30,300	427,810
Enbridge Inc. Series F, 4.00%[a]	33,666	496,540
Enbridge Inc. Series H, 4.00%[a]	23,564	317,332
Enbridge Inc. Series N, 4.00%[a]	30,300	460,072
Enbridge Inc. Series P, 4.00%[a]	26,930	402,239
Enbridge Inc. Series R, 4.00%[a]	26,930	403,854
Fairfax Financial Holdings Ltd. Series K, 4.67%[a]	22,311	379,253
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	21,608	396,305
Fortis Inc./Canada Series M, 4.10%[a]	56,368	980,570
Husky Energy Inc. Series 3, 4.50%[a]	23,485	409,951
Husky Energy Inc. Series 5, 4.50%[a]	18,788	343,880
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	23,485	409,598
Intact Financial Corp. Series 3, 3.33%[a]	19,740	326,373
Manulife Financial Corp. Series 15, 3.90%[a]	18,788	301,757
Manulife Financial Corp. Series 17, 3.90%[a]	32,880	540,172
Manulife Financial Corp. Series 21, 5.60%[a]	39,872	805,721
Manulife Financial Corp. Series 23, 4.85%[a]	44,711	869,646
National Bank of Canada Series 30, 4.10%[a]	32,880	553,485
National Bank of Canada Series 32, 3.90%[a]	28,184	460,488

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
National Bank of Canada Series 34, 5.60%[a]	37,577	$763,571
National Bank of Canada Series 36, 5.40%[a]	37,545	759,543
Pembina Pipeline Corp. Series 1, 4.25%[a]	23,485	368,568
Pembina Pipeline Corp. Series 5, 5.00%[a]	23,485	422,630
Pembina Pipeline Corp. Series 7, 4.50%[a]	23,485	407,661
Pembina Pipeline Corp. Series 9, 4.75%[a]	21,137	395,908
Pembina Pipeline Corp. Series 11, 5.75%[a]	15,969	315,512
Pembina Pipeline Corp. Series 13, 5.75%[a]	23,428	464,643
Power Financial Corp. Series S, 4.80%	28,128	505,129
Royal Bank of Canada Series AJ, 3.52%[a]	31,890	591,818
Royal Bank of Canada Series AZ, 4.00%[a]	46,973	788,607
Royal Bank of Canada Series BB, 3.90%[a]	46,973	788,255
Royal Bank of Canada Series BD, 3.60%[a]	56,309	987,988
Royal Bank of Canada Series BK, 5.50%[a,b]	68,112	1,385,069
Royal Bank of Canada Series BM, 5.50%[a]	70,460	1,443,911
Sun Life Financial Inc. Series 4, 4.45%	28,184	470,420
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	45,107	759,985
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	45,107	757,618
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	45,107	757,618
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	31,575	562,296
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	18,044	328,774
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	63,154	1,289,930
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	90,394	1,785,309

Security	Shares	Value
TransCanada Corp. Series 01, 3.27%[a]	22,306	$324,475
TransCanada Corp. Series 05, 2.26%[a]	29,861	356,456
TransCanada Corp. Series 07, 4.00%[a]	56,368	945,489
TransCanada Corp. Series 09, 4.25%[a]	42,276	715,774
TransCanada Corp. Series 11, 3.80%[a]	23,485	420,869
TransCanada Corp. Series 13, 5.50%[a]	46,931	939,922
TransCanada Corp. Series 15, 4.90%[a]	93,945	1,831,492
Westcoast Energy Inc. Series 12, 5.20%[a]	28,184	554,741

		49,716,069
SINGAPORE — 0.96%
City Developments Ltd., Preference Shares[a,c]	774,729	596,031

		596,031
SWEDEN — 2.69%
Klovern AB, Preference Shares	38,622	1,210,790
Sagax AB, Preference Shares	136,811	468,740

		1,679,530
UNITED KINGDOM — 15.32%
Aviva PLC, 8.38%	234,869	425,119
Aviva PLC, 8.75%	234,869	447,146
Balfour Beatty PLC, 9.68%[c]	263,053	396,366
Doric Nimrod Air Three Ltd., Preference Shares	516,713	668,738
Doric Nimrod Air Two Ltd., Preference Shares	405,737	1,111,105
Ecclesiastical Insurance Group PLC, 8.63%	250,016	433,778
General Accident PLC, 7.88%	258,356	431,287
General Accident PLC, 8.88%	328,817	620,866
Lloyds Banking Group PLC, 6.48%	465,195	632,602
Lloyds Banking Group PLC, 9.25%	704,579	1,297,333
Lloyds Banking Group PLC, 9.75%	130,915	252,511
National Westminster Bank PLC Series A, 9.00%	328,817	575,637
Raven Russia Ltd., 12.00%	232,200	415,933
RSA Insurance Group PLC, 7.38%	293,585	465,775
Santander UK PLC, 10.38%	319,625	675,451
Standard Chartered PLC, 7.38%	225,555	332,461
Standard Chartered PLC, 8.25%	233,107	380,757

		9,562,865

TOTAL PREFERRED STOCKS
(Cost: $61,257,339)		62,010,935

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	13,249	$13,249

		13,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,249)		13,249

TOTAL INVESTMENTS IN SECURITIES — 99.37% (Cost: $61,270,588)[f]		62,024,184
Other Assets, Less Liabilities — 0.63%		394,520

NET ASSETS — 100.00%		$62,418,704

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $61,722,596. Net unrealized appreciation was $301,588, of which $2,691,773 represented gross unrealized appreciation on securities and $2,390,185 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$62,010,935	$—	$—	$62,010,935
Money market funds	13,249	—	—	13,249

Total	$62,024,184	$—	$—	$62,024,184

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 97.82%

AEROSPACE & DEFENSE — 0.62%
Arconic Inc., 5.38%[a]	2,622,086	$107,636,630

		107,636,630
AUTOMOBILES — 5.07%
Countrywide Capital V, 7.00%	6,186,892	159,559,945
Deutsche Bank Contingent Capital Trust II, 6.55%	3,244,146	80,584,587
Deutsche Bank Contingent Capital Trust III, 7.60%	7,953,468	206,949,237
Deutsche Bank Contingent Capital Trust V, 8.05%	5,731,223	151,590,848
GMAC Capital Trust I Series 2, 6.82%[b]	10,915,671	277,585,514

		876,270,131
BANKS — 37.45%
Associated Banc-Corp Series D, 5.38%[c]	405,814	9,715,187
Banc of California Inc. Series D, 7.38%	527,442	13,998,311
Banc of California Inc. Series E, 7.00%	514,759	13,316,815
Bank of America Corp., 6.20%[c]	2,395,648	61,927,501
Bank of America Corp. Series 3, 6.38%	2,638,390	68,123,230
Bank of America Corp. Series 4, 4.00%[b]	849,146	20,116,269
Bank of America Corp. Series 5, 4.00%[b]	805,230	18,737,702
Bank of America Corp. Series D, 6.20%	1,283,924	32,727,223
Bank of America Corp. Series EE, 6.00%	2,119,307	54,656,928
Bank of America Corp. Series H, 3.00%[b]	689,565	15,115,265
Bank of America Corp. Series I, 6.63%	666,995	17,335,200
Bank of America Corp. Series W, 6.63%	2,163,564	57,399,353
Bank of America Corp. Series Y, 6.50%	2,638,911	69,482,527
Barclays Bank PLC Series 5, 8.13%	10,765,503	278,395,908
BB&T Corp., 5.63%	1,913,392	48,236,612

Security	Shares	Value
BB&T Corp., 5.85%	2,676,652	$68,040,494
BB&T Corp. Series E, 5.63%[c]	5,016,853	127,127,055
BB&T Corp. Series F, 5.20%	2,237,953	55,859,307
BB&T Corp. Series G, 5.20%	2,377,769	59,301,559
Citigroup Inc. Series C, 5.80%[c]	2,391,407	61,937,441
Citigroup Inc. Series J, 7.13%[b,c]	3,901,375	112,671,710
Citigroup Inc. Series K, 6.88%[b]	6,043,070	171,200,173
Citigroup Inc. Series L, 6.88%	1,893,356	52,427,028
Citigroup Inc. Series S, 6.30%	4,177,733	110,333,929
Commerce Bancshares Inc./MO Series B, 6.00%[c]	630,355	16,294,677
Cullen/Frost Bankers Inc., 5.38%	803,088	20,277,972
Fifth Third Bancorp. Series I, 6.63%[b]	2,149,185	61,058,346
First Republic Bank/CA, 5.50%	808,530	20,229,421
First Republic Bank/CA, 5.70%	418,648	10,600,167
First Republic Bank/CA Series B, 6.20%	620,286	15,755,264
First Republic Bank/CA Series G, 5.50%	624,787	15,463,478
HSBC Holdings PLC, 8.13%	9,070,254	243,808,427
HSBC Holdings PLC Series 2, 8.00%	15,327,598	405,414,967
HSBC Holdings PLC Series A, 6.20%	5,919,237	153,308,238
Huntington Bancshares Inc./OH Series D, 6.25%	2,418,074	62,676,478
ING Groep NV, 6.13%	2,890,004	73,695,102
ING Groep NV, 6.20%	2,072,137	52,839,493
ING Groep NV, 6.38%	4,290,784	109,758,255
JPMorgan Chase & Co. Series AA, 6.10%	4,951,005	131,152,122
JPMorgan Chase & Co. Series BB, 6.15%	4,182,163	111,371,001
JPMorgan Chase & Co. Series O, 5.50%[c]	4,533,935	115,161,949
JPMorgan Chase & Co. Series P, 5.45%[c]	3,647,860	92,801,558
JPMorgan Chase & Co. Series T, 6.70%	3,681,870	100,920,057
JPMorgan Chase & Co. Series W, 6.30%[c]	3,082,211	83,342,985
JPMorgan Chase & Co. Series Y, 6.13%	5,466,736	144,977,839

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
KeyCorp Series E, 6.13%[b]	2,015,368	$54,535,858
National Westminster Bank PLC Series C, 7.76%	1,026,158	26,721,154
People’s United Financial Inc. Series A, 5.63%[b]	1,007,507	26,003,756
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,d]	6,222,991	176,546,255
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c,d]	1,969,964	49,111,202
Regions Financial Corp. Series A, 6.38%	2,366,864	61,443,789
Regions Financial Corp. Series B, 6.38%[b]	2,297,171	63,195,174
Royal Bank of Scotland Group PLC Series H, 7.25%	998,944	25,702,829
Royal Bank of Scotland Group PLC Series L, 5.75%	3,088,360	77,394,302
Royal Bank of Scotland Group PLC Series S, 6.60%	2,749,263	69,693,817
Santander Finance Preferred SAU Series 6, 4.00%[b,c]	1,155,918	28,493,379
SunTrust Banks Inc., 4.00%[b]	705,372	17,055,895
SunTrust Banks Inc. Series E, 5.88%	1,877,530	47,783,138
Texas Capital Bancshares Inc. Series A, 6.50%	752,556	19,062,243
U.S. Bancorp. Series B, 3.50%[b]	4,203,888	96,941,657
U.S. Bancorp. Series F, 6.50%[b]	4,520,912	129,569,338
U.S. Bancorp. Series G, 6.00%[b]	4,407,148	110,178,700
U.S. Bancorp. Series H, 5.15%[c]	2,043,826	52,240,193
Wells Fargo & Co., 5.20%	3,443,636	84,369,082
Wells Fargo & Co., 5.70%	3,209,245	80,776,697
Wells Fargo & Co., 5.85%[b]	7,593,952	201,999,123
Wells Fargo & Co., 6.63%[b]	3,791,947	110,686,933
Wells Fargo & Co. Series J, 8.00%	9,012,760	236,494,822
Wells Fargo & Co. Series L, 7.50%[a]	407,543	505,353,320
Wells Fargo & Co. Series O, 5.13%	3,020,009	74,020,421
Wells Fargo & Co. Series P, 5.25%[c]	2,951,962	73,238,177
Wells Fargo & Co. Series T, 6.00%[c]	2,952,430	77,530,812

Security	Shares	Value
Wells Fargo & Co. Series V, 6.00%	4,054,623	$106,028,391
Wells Fargo & Co. Series X, 5.50%	4,639,122	114,029,619
Wintrust Financial Corp. Series D, 6.50%[b]	531,603	14,363,913
Zions BanCorp. Series G, 6.30%[b]	653,149	18,262,046

		6,467,916,558
CAPITAL MARKETS — 11.79%
Affiliated Managers Group Inc., 6.38%[c]	821,533	20,990,168
Apollo Investment Corp., 6.63%	640,750	16,249,420
Ares Management LP Series A, 7.00%[c]	1,227,032	32,221,860
Bank of New York Mellon Corp. (The), 5.20%	2,505,013	62,625,325
Charles Schwab Corp. (The), 5.95%[c]	2,775,274	73,100,717
Charles Schwab Corp. (The) Series B, 6.00%[c]	1,958,995	50,502,891
Charles Schwab Corp. (The) Series C, 6.00%	2,294,948	61,229,213
Gabelli Dividend & Income Trust (The) Series G, 5.25%[c]	402,751	10,161,408
Goldman Sachs Group Inc. (The), 4.00%[b,c]	808,265	18,969,980
Goldman Sachs Group Inc. (The), 5.95%[c]	2,905,067	75,531,742
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	2,200,801	52,180,992
Goldman Sachs Group Inc. (The) Series B, 6.20%[c]	2,466,024	65,596,238
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	5,272,489	121,583,596
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,178,382	112,064,205
Goldman Sachs Group Inc. (The) Series K, 6.38%[b,c]	2,829,379	79,901,663
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,730,243	72,597,161
KKR & Co. LP Series A, 6.75%	1,113,646	29,210,935
KKR & Co. LP Series B, 6.50%[c]	627,437	16,187,875
KKR Financial Holdings LLC Series A, 7.38%	1,541,958	40,275,943

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[c]	1,479,361	$37,131,961
Merrill Lynch Capital Trust I Series K, 6.45%[b]	4,367,096	111,579,303
Merrill Lynch Capital Trust III, 7.38%[b,c]	3,109,335	80,904,897
Morgan Stanley, 6.88%[b]	3,492,493	98,488,303
Morgan Stanley Series A, 4.00%[b]	4,416,364	104,270,354
Morgan Stanley Series E, 7.13%[b]	3,502,873	102,038,690
Morgan Stanley Series G, 6.63%	2,049,249	54,407,561
Morgan Stanley Series I, 6.38%[b]	3,822,744	105,737,099
Northern Trust Corp. Series C, 5.85%	1,621,075	43,914,922
State Street Corp., 6.00%	3,118,602	81,832,116
State Street Corp. Series C, 5.25%	2,107,405	52,432,236
State Street Corp. Series D, 5.90%[b]	3,111,823	83,894,748
State Street Corp. Series G, 5.35%[b,c]	2,019,434	53,171,697
Stifel Financial Corp. Series A, 6.25%[c]	602,858	15,620,051

		2,036,605,270
CHEMICALS — 0.10%
Rayonier Advanced Materials Inc. Series A, 8.00%[a]	176,281	17,772,650

		17,772,650
COMMERCIAL SERVICES & SUPPLIES — 0.60%
Pitney Bowes Inc., 6.70%	1,772,296	46,522,770
Stericycle Inc., 5.25%[a]	786,842	56,298,545

		102,821,315
CONSUMER FINANCE — 2.81%
Capital One Financial Corp. Series B, 6.00%	3,892,980	99,193,130
Capital One Financial Corp. Series C, 6.25%	2,300,051	59,847,327
Capital One Financial Corp. Series D, 6.70%[c]	2,364,704	64,887,478
Capital One Financial Corp. Series F, 6.20%[c]	2,357,688	61,559,234
Capital One Financial Corp. Series G, 5.20%	2,435,252	56,181,264
Capital One Financial Corp. Series H, 6.00%	2,030,510	52,245,022

Security	Shares	Value
Discover Financial Services Series B, 6.50%	2,462,568	$63,903,639
Navient Corp., 6.00%	1,225,363	27,791,233

		485,608,327
DIVERSIFIED FINANCIAL SERVICES — 2.47%
Allied Capital Corp., 6.88%	950,878	24,513,635
Citigroup Capital XIII, 7.41%[b]	9,146,557	243,755,744
General Electric Co., 4.88%[c]	6,178,904	158,012,491

		426,281,870
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.30%
Frontier Communications Corp. Series A, 11.13%[a]	1,977,795	97,426,182
Qwest Corp., 7.00%	3,821,885	96,493,437
Qwest Corp., 7.50%	1,187,414	30,326,553

		224,246,172
ELECTRIC UTILITIES — 3.48%
Duke Energy Corp., 5.13%	2,090,007	54,319,282
FPL Group Capital Trust I, 5.88%	1,286,983	33,165,552
Great Plains Energy Inc., 7.00%[a]	1,743,260	93,665,360
NextEra Energy Capital Holdings Inc., 5.00%[c]	1,890,068	46,627,978
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,656,928	41,754,586
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,468,764	36,807,226
NextEra Energy Capital Holdings Inc. Series I, 5.13%	2,095,748	51,471,571
PPL Capital Funding Inc. Series B, 5.90%	1,928,076	50,496,310
SCE Trust I, 5.63%	1,970,935	49,746,399
SCE Trust II, 5.10%	1,694,752	41,945,112
SCE Trust III, 5.75%[b]	1,132,604	30,806,829
SCE Trust IV Series J, 5.38%[b]	1,337,558	36,047,188
SCE Trust V Series K, 5.45%[b]	1,235,243	33,450,380

		600,303,773
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.29%
Belden Inc., 6.75%[a]	519,473	50,388,881

		50,388,881
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.66%
American Homes 4 Rent Series D, 6.50%	1,048,463	28,035,901

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
American Homes 4 Rent Series E, 6.35%	929,182	$23,787,059
American Tower Corp., 5.50%[a]	1,385,793	154,793,078
Ashford Hospitality Trust Inc. Series D, 8.45%	976,791	24,663,973
Ashford Hospitality Trust Inc. Series F, 7.38%	490,647	12,084,636
Ashford Hospitality Trust Inc. Series G, 7.38%	629,717	15,088,019
Boston Properties Inc., 5.25%[c]	946,882	23,672,050
CBL & Associates Properties Inc. Series D, 7.38%	1,922,645	46,124,254
CBL & Associates Properties Inc. Series E, 6.63%[c]	715,364	16,696,596
City Office REIT Inc. Series A, 6.63%	453,468	11,382,047
Colony NorthStar Inc. Series B, 8.25%	1,467,584	37,452,744
Colony NorthStar Inc. Series C, 8.88%	572,733	14,702,056
Colony NorthStar Inc. Series D, 8.50%	804,776	20,835,651
Colony NorthStar Inc. Series E, 8.75%[c]	1,071,780	28,198,532
Colony NorthStar Inc. Series F, 8.50%	1,171,700	29,526,840
Colony NorthStar Inc. Series H, 7.13%	1,260,794	31,482,026
Digital Realty Trust Inc. Series F, 6.63%	826,343	20,848,634
Digital Realty Trust Inc. Series G, 5.88%[c]	1,097,458	27,820,560
Digital Realty Trust Inc. Series H, 7.38%	1,530,049	42,076,347
Digital Realty Trust Inc. Series I, 6.35%[c]	1,048,157	27,964,829
DuPont Fabros Technology Inc. Series C, 6.63%[c]	829,338	22,392,126
Equity Commonwealth, 5.75%	806,346	20,287,665
GGP Inc. Series A, 6.38%	1,066,378	27,619,190
Hersha Hospitality Trust Series D, 6.50%[c]	763,790	19,201,681
Kimco Realty Corp. Series I, 6.00%	1,688,751	42,522,750

Security	Shares	Value
Kimco Realty Corp. Series J, 5.50%	1,010,675	$25,206,234
Kimco Realty Corp. Series K, 5.63%[c]	764,197	19,334,184
LaSalle Hotel Properties Series J, 6.30%	617,003	15,178,274
Monmouth Real Estate Investment Corp. Series C, 6.13%	554,785	13,808,599
National Retail Properties Inc. Series E, 5.70%	1,252,408	31,310,200
National Retail Properties Inc. Series F, 5.20%[c]	1,382,023	32,049,113
Pebblebrook Hotel Trust Series D, 6.38%[c]	514,766	13,013,284
PS Business Parks Inc. Series T, 6.00%	1,474,629	37,101,666
PS Business Parks Inc. Series U, 5.75%	975,380	24,803,913
PS Business Parks Inc. Series W, 5.20%[c]	768,837	17,683,251
Public Storage Series A, 5.88%[c]	828,361	21,280,594
Public Storage Series B, 5.40%[c]	1,237,870	30,389,708
Public Storage Series C, 5.13%[c]	822,697	19,720,047
Public Storage Series D, 4.95%	1,303,541	29,668,593
Public Storage Series E, 4.90%	1,416,593	31,859,177
Public Storage Series S, 5.90%[c]	1,925,422	48,501,380
Public Storage Series T, 5.75%	1,906,899	47,863,165
Public Storage Series U, 5.63%	1,191,812	29,914,481
Public Storage Series V, 5.38%	2,064,858	50,816,155
Public Storage Series W, 5.20%[c]	2,091,603	52,143,663
Public Storage Series X, 5.20%	961,250	24,108,150
Public Storage Series Y, 6.38%	1,192,869	31,754,173
Public Storage Series Z, 6.00%[c]	1,199,116	32,064,362
Realty Income Corp. Series F, 6.63%	1,706,121	42,806,576
Senior Housing Properties Trust, 5.63%	1,603,207	40,513,041
Sunstone Hotel Investors Inc. Series E, 6.95%	465,782	11,854,152
Ventas Realty LP/Ventas Capital Corp., 5.45%	1,112,290	27,829,496
VEREIT Inc. Series F, 6.70%	4,473,506	114,969,104
Vornado Realty Trust Series K, 5.70%	1,256,396	32,025,534

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
Vornado Realty Trust Series L, 5.40%[c]	1,248,972	$30,474,917
Welltower Inc., 6.50%[a]	1,463,048	92,347,590

		1,841,652,020
FOOD PRODUCTS — 1.56%
CHS Inc., 6.75%[b,c]	2,063,914	57,768,953
CHS Inc., 8.00%	1,275,660	38,626,985
CHS Inc. Series 1, 7.88%	2,108,533	61,252,884
CHS Inc. Series 2, 7.10%[b]	1,795,485	51,297,006
CHS Inc. Series 4, 7.50%	2,096,560	60,213,203

		269,159,031
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
Dynegy Inc. Series A, 5.38%[a]	431,385	12,510,165

		12,510,165
INSURANCE — 9.16%
Aegon NV, 6.38%	4,082,745	104,150,825
Aegon NV, 6.50%	2,063,651	53,139,013
Aegon NV, 8.00%	2,162,229	56,088,220
Aegon NV Series 1, 4.00%[b]	1,029,222	25,586,459
Aflac Inc., 5.50%[c]	2,219,597	56,377,764
Allstate Corp. (The), 5.10%[b]	2,116,642	56,260,344
Allstate Corp. (The), 5.63%[c]	1,239,368	31,430,373
Allstate Corp. (The) Series C, 6.75%	1,641,262	43,657,569
Allstate Corp. (The) Series E, 6.63%	3,122,739	83,814,315
Allstate Corp. (The) Series F, 6.25%[c]	1,088,295	29,558,092
American Financial Group Inc./OH, 6.38%	1,001,427	25,526,374
AmTrust Financial Services Inc. Series D, 7.50%	785,709	18,699,874
AmTrust Financial Services Inc. Series E, 7.75%	604,841	14,685,539
AmTrust Financial Services Inc. Series F, 6.95%	1,160,000	26,065,200
Arch Capital Group Ltd. Series C, 6.75%	1,457,520	36,685,778
Arch Capital Group Ltd. Series E, 5.25%	1,813,804	41,064,523
Argo Group U.S. Inc., 6.50%	736,709	18,690,307
Aspen Insurance Holdings Ltd., 5.63%	1,038,199	24,864,866

Security	Shares	Value
Aspen Insurance Holdings Ltd., 5.95%[b]	1,184,099	$31,935,150
Assured Guaranty Municipal Holdings Inc., 6.25%	1,010,201	25,901,554
Axis Capital Holdings Ltd. Series C, 6.88%	1,712,239	42,754,608
Axis Capital Holdings Ltd. Series D, 5.50%[c]	1,025,851	25,646,275
Axis Capital Holdings Ltd. Series E, 5.50%	2,216,456	52,286,197
Endurance Specialty Holdings Ltd. Series C, 6.35%	958,034	25,090,910
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,538,424	78,944,986
Maiden Holdings Ltd., 7.13%	704,768	18,281,682
MetLife Inc. Series A, 4.00%[b]	2,505,736	62,465,493
National General Holdings Corp. Series B, 7.50%	709,423	17,714,292
National General Holdings Corp. Series C, 7.50%	803,109	20,061,663
PartnerRe Ltd. Series G, 6.50%	633,657	16,798,247
PartnerRe Ltd. Series H, 7.25%	1,387,544	39,656,008
PartnerRe Ltd. Series I, 5.88%	910,239	23,238,402
Protective Life Corp., 6.00%	200,635	5,122,212
Protective Life Corp., 6.25%	1,234,573	31,284,080
Prudential Financial Inc., 5.70%	3,023,023	77,782,382
Prudential Financial Inc., 5.75%	2,474,190	63,240,296
Prudential PLC, 6.50%	1,230,974	31,956,085
Prudential PLC, 6.75%	1,014,024	26,395,045
Reinsurance Group of America Inc., 6.20%[b]	1,757,550	50,125,326
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,267,269	31,314,217
Selective Insurance Group Inc., 5.88%	880,552	22,093,050
Validus Holdings Ltd. Series A, 5.88%	618,523	15,382,667

		1,581,816,262
MACHINERY — 0.72%
Rexnord Corp. Series A, 5.75%[a]	811,191	44,558,722
Stanley Black & Decker Inc., 5.75%	3,162,725	79,858,806

		124,417,528
MARINE — 0.34%
Seaspan Corp. Series D, 7.95%	566,368	12,579,033

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Security	Shares	Value
Seaspan Corp. Series E, 8.25%	564,109	$12,647,324
Seaspan Corp. Series G, 8.20%	597,885	13,267,068
Seaspan Corp. Series H, 7.88%	913,522	19,503,695

		57,997,120
MEDIA — 0.19%
Comcast Corp., 5.00%	1,266,571	32,677,532

		32,677,532
MORTGAGE REAL ESTATE INVESTMENT — 2.09%
AGNC Investment Corp., 8.00%	769,032	19,771,813
AGNC Investment Corp. Series B, 7.75%	790,939	20,556,505
Annaly Capital Management Inc. Series C, 7.63%	1,295,597	32,752,692
Annaly Capital Management Inc. Series D, 7.50%	1,961,795	49,044,875
Annaly Capital Management Inc. Series E, 7.63%[c]	1,303,365	32,805,697
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	772,848	19,583,968
ARMOUR Residential REIT Inc. Series B, 7.88%	572,421	13,509,135
Capstead Mortgage Corp. Series E, 7.50%	755,121	18,651,489
Chimera Investment Corp. Series A, 8.00%[c]	584,491	14,711,638
CYS Investments Inc. Series B, 7.50%	887,586	20,858,271
Invesco Mortgage Capital Inc. Series A, 7.75%	583,644	14,608,609
Invesco Mortgage Capital Inc. Series B, 7.75%[b]	748,104	18,635,271
MFA Financial Inc. Series B, 7.50%	880,800	22,108,080
Resource Capital Corp., 8.25%	576,342	13,520,983
Resource Capital Corp., 8.63%[b]	568,617	13,868,569
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,369,616	35,952,420

		360,940,015
OIL, GAS & CONSUMABLE FUELS — 2.64%
Blueknight Energy Partners LP Series A, 11.00%[a,b]	57,651	453,137
Hess Corp., 8.00%[a]	1,189,958	70,802,501
Kinder Morgan Inc/DE Series A, 9.75%[a,c]	3,249,409	162,080,521

Security	Shares	Value
NuStar Energy LP Series A, 8.50%[b]	1,007,684	$27,136,930
NuStar Logistics LP, 7.63%[b]	1,697,800	44,414,448
Southwestern Energy Co. Series B, 6.25%	3,500,558	69,241,037
Targa Resources Partners LP Series A, 9.00%[b]	505,866	13,865,787
Teekay LNG Partners LP, 9.00%	503,808	12,650,619
Teekay Offshore Partners LP Series A, 7.25%	692,502	14,023,166
Teekay Offshore Partners LP Series B, 8.50%	517,732	11,535,069
WPX Energy Inc. Series A, 6.25%[a]	483,812	29,241,597

		455,444,812
PHARMACEUTICALS — 2.51%
Allergan PLC Series A, 5.50%[a]	510,887	434,141,555

		434,141,555
WIRELESS TELECOMMUNICATION SERVICES — 1.90%
T-Mobile U.S. Inc., 5.50%[a]	2,035,127	215,336,788
Telephone & Data Systems Inc., 5.88%[c]	873,098	21,452,018
Telephone & Data Systems Inc., 6.88%	951,603	24,170,716
Telephone & Data Systems Inc., 7.00%	1,224,981	30,992,019
U.S. Cellular Corp., 6.95%[c]	1,428,336	36,479,702

		328,431,243

TOTAL PREFERRED STOCKS
(Cost: $17,018,528,059)		16,895,038,860

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	25,876,780	25,887,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	356,576,113	356,576,113

		382,463,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $382,452,893)		382,463,244

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.03% (Cost: $17,400,980,952)[h]	$17,277,502,104
Other Assets, Less Liabilities — (0.03)%	(5,104,334)

NET ASSETS — 100.00%	$17,272,397,770

[a]	Convertible preferred stock.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $17,426,349,220. Net unrealized depreciation was $148,847,116, of which $444,589,958 represented gross unrealized appreciation on securities and $593,437,074 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) Series P, 6.13%	5,328,103	1,207,476	(312,588)	6,222,991	$176,546,255	$9,215,215	$(385,329)
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,882,951	417,228	(330,215)	1,969,964	49,111,202	2,735,126	(49,851)
iShares Core U.S. Aggregate Bond ETF	—	449,647	(449,647)	—	—	—	(1,230,765)
iShares iBoxx $ High Yield Corporate Bond ETF	—	582,189	(582,189)	—	—	—	79,682

					$225,657,457	$11,950,341	$(1,586,263)

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$16,895,038,860	$—	$—	$16,895,038,860
Money market funds	382,463,244	—	—	382,463,244

Total	$17,277,502,104	$—	$—	$17,277,502,104

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments, at cost:
Unaffiliated	$61,257,339	$16,795,277,005
Affiliated (Note 2)	13,249	605,703,947

Total cost of investments	$61,270,588	$17,400,980,952

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$62,010,935	$16,669,381,403
Affiliated (Note 2)	13,249	608,120,701

Total fair value of investments	62,024,184	17,277,502,104
Foreign currency, at value[b]	252,263	—
Cash	—	2,328,077
Receivables:
Due from custodian (Note 4)	—	437
Dividends and interest	171,041	50,503,265
Capital shares sold	—	8,243,130

Total Assets	62,447,488	17,338,577,013

LIABILITIES
Payables:
Investment securities purchased	—	33,592,122
Collateral for securities on loan (Note 1)	—	25,864,475
Investment advisory fees (Note 2)	28,784	6,722,646

Total Liabilities	28,784	66,179,243

NET ASSETS	$62,418,704	$17,272,397,770

Net assets consist of:
Paid-in capital	$74,717,802	$17,790,539,762
Undistributed net investment income	76,297	37,238,049
Accumulated net realized loss	(13,130,727)	(431,901,193)
Net unrealized appreciation (depreciation)	755,332	(123,478,848)

NET ASSETS	$62,418,704	$17,272,397,770

Shares outstanding[c]	3,650,000	446,000,000

Net asset value per share	$17.10	$38.73

[a]	Securities on loan with values of $ — and $25,355,031, respectively. See Note 1.
[b]	Cost of foreign currency: $252,507 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,887,109	$995,452,560
Dividends — affiliated (Note 2)	405	12,760,918
Securities lending income — affiliated — net (Note 2)	1,837	3,717,993

Total investment income	3,889,351	1,011,931,471

EXPENSES
Investment advisory fees (Note 2)	419,651	78,253,631
Dividends on securities sold short	—	306

Total expenses	419,651	78,253,937

Net investment income	3,469,700	933,677,534

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,609,771)	(6,755,504)
Investments — affiliated (Note 2)	22	(1,697,829)
In-kind redemptions — unaffiliated	(2,255,956)	45,040,823
In-kind redemptions — affiliated (Note 2)	—	123,871
Foreign currency transactions	(43,092)	—
Realized gain distributions from affiliated funds	—	11,243

Net realized gain (loss)	(11,908,797)	36,722,604

Net change in unrealized appreciation/depreciation on:
Investments	10,977,869	(208,534,163)
Translation of assets and liabilities in foreign currencies	940	—

Net change in unrealized appreciation/depreciation	10,978,809	(208,534,163)

Net realized and unrealized loss	(929,988)	(171,811,559)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,539,712	$761,865,975

[a]	Net of foreign withholding tax of $470,306 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,469,700	$2,057,390	$933,677,534	$783,691,600
Net realized gain (loss)	(11,908,797)	(14,606,328)	36,722,604	(193,362,530)
Net change in unrealized appreciation/depreciation	10,978,809	(3,797,993)	(208,534,163)	(208,995,830)

Net increase (decrease) in net assets resulting from operations	2,539,712	(16,346,931)	761,865,975	381,333,240

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,363,351)	(2,091,091)	(937,408,872)	(787,195,406)

Total distributions to shareholders	(3,363,351)	(2,091,091)	(937,408,872)	(787,195,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	129,233,244	89,942,776	4,079,417,070	2,868,480,005
Cost of shares redeemed	(90,746,453)	(81,294,738)	(1,190,518,409)	(982,352,261)

Net increase in net assets from capital share transactions	38,486,791	8,648,038	2,888,898,661	1,886,127,744

INCREASE (DECREASE) IN NET ASSETS	37,663,152	(9,789,984)	2,713,355,764	1,480,265,578

NET ASSETS
Beginning of year	24,755,552	34,545,536	14,559,042,006	13,078,776,428

End of year	$62,418,704	$24,755,552	$17,272,397,770	$14,559,042,006

Undistributed net investment income included in net assets at end of year	$76,297	$13,040	$37,238,049	$36,096,786

SHARES ISSUED AND REDEEMED
Shares sold	7,800,000	4,300,000	103,550,000	73,300,000
Shares redeemed	(5,700,000)	(4,450,000)	(31,500,000)	(25,750,000)

Net increase (decrease) in shares outstanding	2,100,000	(150,000)	72,050,000	47,550,000

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$15.97	$20.32	$23.87	$26.79	$25.90

Income from investment operations:
Net investment income[a]	0.74	0.83	0.89	1.03	1.11
Net realized and unrealized gain (loss)[b]	1.17	(4.20)	(3.54)	(2.45)	0.86

Total from investment operations	1.91	(3.37)	(2.65)	(1.42)	1.97

Less distributions from:
Net investment income	(0.78)	(0.98)	(0.90)	(1.40)	(1.08)
Net realized gain	—	—	—	(0.10)	—

Total distributions	(0.78)	(0.98)	(0.90)	(1.50)	(1.08)

Net asset value, end of year	$17.10	$15.97	$20.32	$23.87	$26.79

Total return	12.35%	(16.73)%	(11.52)%	(5.35)%	7.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$62,419	$24,756	$34,546	$29,833	$148,692
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.55%	4.56%	3.88%	4.10%	4.24%
Portfolio turnover rate[c]	40%	32%	47%	60%	91%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$38.93	$40.07	$39.03	$40.45	$38.93

Income from investment operations:
Net investment income[a]	2.17	2.24	2.35	2.39	2.53
Net realized and unrealized gain (loss)[b]	(0.18)	(1.13)	1.12	(1.25)	1.34

Total from investment operations	1.99	1.11	3.47	1.14	3.87

Less distributions from:
Net investment income	(2.19)	(2.25)	(2.43)	(2.56)	(2.35)

Total distributions	(2.19)	(2.25)	(2.43)	(2.56)	(2.35)

Net asset value, end of year	$38.73	$38.93	$40.07	$39.03	$40.45

Total return	5.26%	2.92%	9.19%	3.13%	10.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$17,272,398	$14,559,042	$13,078,776	$9,067,762	$11,914,777
Ratio of expenses to average net assets	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	5.59%	5.74%	5.94%	6.18%	6.40%
Portfolio turnover rate[c]	23%	15%	13%	35%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.
FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Preferred Stock
Barclays Capital Inc.	$1,451,857	$1,451,857	$—
Deutsche Bank Securities Inc.	3,117,505	3,117,505	—
Goldman Sachs & Co.	195,726	195,726	—
Jefferies LLC	2,824	2,824	—
JPMorgan Securities LLC	2,916,917	2,916,917	—
Merrill Lynch, Pierce, Fenner & Smith	1,779,268	1,779,268	—

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morgan Stanley & Co. LLC	$1,239,582	$1,239,582	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	105,714	105,714	—
National Financial Services LLC	6,604,711	6,604,711	—
SG Americas Securities LLC	268,816	268,816	—
Timber Hill LLC	240,131	240,131	—
UBS AG	920,922	920,922	—
UBS Securities LLC	151,690	151,690	—
Wells Fargo Securities LLC	6,359,368	6,359,368	—

	$25,355,031	$25,355,031	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4800%		First $46 billion
0.4560	[a]	Over $46 billion, up to and including $81 billion
0.4332	[a]	Over $81 billion, up to and including $111 billion
0.4116	[a]	Over $111 billion, up to and including $141 billion
0.3910	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$542
U.S. Preferred Stock	1,451,550

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The iShares U.S. Preferred Stock ETF, in order to improve its portfolio liquidity and its ability to track its respective underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s respective underlying index.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$41,754,310	$29,393,533
U.S. Preferred Stock	4,082,790,574	3,692,445,210

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$115,973,546	$90,019,538
U.S. Preferred Stock	3,531,878,412	1,017,513,009

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to foreign currency transactions, deem dividends recognized for tax purposes, the tax classification of investments and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
International Preferred Stock	$(7,148,495)	$(43,092)	$7,191,587
U.S. Preferred Stock	33,306,148	4,872,601	(38,178,749)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
International Preferred Stock
Ordinary income	$3,363,351	$2,091,091

U.S. Preferred Stock
Ordinary income	$937,408,872	$787,195,406

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
International Preferred Stock	$78,978	$(12,681,400)	$303,324	$(12,299,098)
U.S. Preferred Stock	34,698,498	(386,056,258)	(166,784,232)	(518,141,992)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments, the timing and recognition of partnership income and deem dividends recognized for tax purposes.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
International Preferred Stock	$12,681,400	$—	$12,681,400
U.S. Preferred Stock	349,489,932	36,566,326	386,056,258

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of the

iShares International Preferred Stock ETF and iShares U.S. Preferred Stock ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares International Preferred Stock ETF and iShares U.S. Preferred Stock ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
International Preferred Stock	$3,781,329
U.S. Preferred Stock	702,904,296

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Preferred Stock	71.60%

For the fiscal year ended March 31,2017, the iShares International Preferred Stock ETF earned foreign source income of $4,357,415 and paid foreign taxes of $469,612 which it intends to pass through to its shareholders.

For the fiscal year ended March 31, 2017, the iShares U.S. Preferred Stock ETF hereby designates $161,741,782 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock	$0.742242	$—	$0.036803	$0.779045	95%	—%	5%	100%
U.S. Preferred Stock	1.996665	—	0.192355	2.189020	91	—	9	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	39

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares International Preferred Stock ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	6	0.45%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	10	0.76
Greater than 1.5% and Less than 2.0%	95	7.20
Greater than 1.0% and Less than 1.5%	139	10.53
Greater than 0.5% and Less than 1.0%	176	13.34
Greater than 0.0% and Less than 0.5%	232	17.57
At NAV	5	0.38
Less than 0.0% and Greater than –0.5%	221	16.74
Less than –0.5% and Greater than –1.0%	281	21.28
Less than –1.0% and Greater than –1.5%	110	8.33
Less than –1.5% and Greater than –2.0%	29	2.20
Less than –2.0% and Greater than –2.5%	13	0.98
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,320	100.00%

iShares U.S. Preferred Stock ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.23%
Greater than 0.0% and Less than 0.5%	856	64.84
At NAV	34	2.58
Less than 0.0% and Greater than –0.5%	426	32.27
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BFA has registered the iShares U.S. Preferred Stock ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016 was USD 1.76 million. This figure is comprised of fixed remuneration of USD 693.21 thousand and variable remuneration of USD 1.07 million. There were a total of 325 beneficiaries of the remuneration described above.

SUPPLEMENTAL INFORMATION	41

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 243.71 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 58.71 thousand.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	43

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is, preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-309-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Core S&P 500 ETF | IVV | NYSE Arca
➢	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
➢	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
➢	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
➢	iShares Core S&P U.S. Growth ETF | IUSG | NYSE Arca
➢	iShares Core S&P U.S. Value ETF | IUSV | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies — including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE S&P 500 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.12%	17.11%	17.17%	17.12%	17.11%	17.17%
5 Years	13.24%	13.25%	13.30%	86.20%	86.26%	86.71%
10 Years	7.46%	7.46%	7.51%	105.31%	105.25%	106.27%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.10	$0.21	$1,000.00	$1,024.70	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P 500 ETF

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.12%, net of fees, while the total return for the Index was 17.17%.

As represented by the Index, large-capitalization U.S. stocks posted a solid return for the reporting period, but based on S&P indexes, trailed small- and mid-capitalization stocks.

Ten of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the internet software and services industry. Stabilization in the personal computer market and modest revenue growth also benefited the technology hardware, storage and peripherals industry.

The financials sector also contributed significantly to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The industrials sector benefited the Index’s return for the reporting period. Expansion in manufacturing, increasing construction spending, and investors’ optimism led to a positive environment for this economically sensitive sector.

The healthcare and consumer discretionary sectors also contributed to the Index’s performance for the reporting period. In healthcare, pharmaceuticals companies delivered solid results despite increased scrutiny from lawmakers on prescription drug costs. In the consumer discretionary sector, steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales.

In contrast, the real estate sector detracted from the Index’s return for the reporting period as rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	22.08%
Financials	14.36
Health Care	13.91
Consumer Discretionary	12.32
Industrials	10.08
Consumer Staples	9.30
Energy	6.59
Utilities	3.19
Real Estate	2.94
Materials	2.84
Telecommunication Services	2.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	3.71%
Microsoft Corp.	2.50
Amazon.com Inc.	1.73
Exxon Mobil Corp.	1.67
Johnson & Johnson	1.66
Facebook Inc. Class A	1.65
Berkshire Hathaway Inc. Class B	1.56
JPMorgan Chase & Co.	1.54
General Electric Co.	1.28
AT&T Inc.	1.26

TOTAL	18.56%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE S&P MID-CAP ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.81%	20.79%	20.92%	20.81%	20.79%	20.92%
5 Years	13.22%	13.22%	13.32%	86.06%	86.08%	86.85%
10 Years	8.85%	8.85%	8.96%	133.59%	133.42%	135.96%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.00	$0.37	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P MID-CAP ETF

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 20.81%, net of fees, while the total return for the Index was 20.92%.

As represented by the Index, mid-capitalization U.S. stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Based on S&P indexes, mid-capitalization stocks outperformed large-capitalization stocks, but trailed small-capitalization stocks.

Nine of 11 sectors contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector also contributed to the Index’s performance for the reporting period, reflecting strength in virtually every underlying industry. Higher spending on enterprise software helped the internet software and services industry, while stabilization in the personal computer market and modest revenue growth benefited the technology hardware, storage and peripherals industry.

The industrials and materials sectors posted strong performance for the reporting period, helping the Index’s return. Expansion in manufacturing, increasing construction spending, and investors’ optimism contributed to a positive environment for these economically sensitive sectors. Strong performance in the machinery industry helped industrials, while chemicals stocks contributed the most in the materials sector.

In contrast, the real estate sector had a minor negative impact on the Index’s performance for the reporting period, as rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	17.89%
Financials	15.94
Industrials	14.91
Consumer Discretionary	11.73
Real Estate	9.71
Health Care	8.18
Materials	8.00
Utilities	5.50
Consumer Staples	4.47
Energy	3.37
Telecommunication Services	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

ResMed Inc.	0.61%
WhiteWave Foods Co. (The)	0.60
Computer Sciences Corp.	0.59
SVB Financial Group	0.59
CDK Global Inc.	0.57
Duke Realty Corp.	0.56
Huntington Ingalls Industries Inc.	0.55
ANSYS Inc.	0.55
Gartner Inc.	0.54
Domino’s Pizza Inc.	0.53

TOTAL	5.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® CORE S&P SMALL-CAP ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.56%	24.48%	24.59%	24.56%	24.48%	24.59%
5 Years	14.22%	14.20%	14.25%	94.42%	94.22%	94.63%
10 Years	8.75%	8.75%	8.80%	131.28%	131.39%	132.53%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,122.80	$0.37	$1,000.00	$1,024.60	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 24.56%, net of fees, while the total return for the Index was 24.59%.

As represented by the Index, small-capitalization U.S. stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Based on S&P indexes, small-capitalization stocks led the market, outperforming both large- and mid-capitalization stocks.

All 11 sectors contributed positively to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector also contributed to the Index’s performance for the reporting period, reflecting strength in virtually every underlying industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while stabilization in the personal computer market and modest revenue growth benefited the technology hardware, storage and peripherals industry.

The industrials and materials sectors posted strong performance for the reporting period, helping the Index’s return. Expansion in manufacturing, increasing construction spending, and investors’ optimism contributed to a positive environment for these economically sensitive sectors. Strong performance in the machinery industry helped the industrials sector, while chemicals stocks contributed the most in the materials sector.

The healthcare sector also posted gains during the reporting period, as the healthcare equipment and services industry rallied on strong earnings growth.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Industrials	18.95%
Financials	17.08
Consumer Discretionary	15.11
Information Technology	14.65
Health Care	12.48
Materials	5.86
Real Estate	5.75
Energy	3.35
Consumer Staples	3.16
Utilities	2.67
Telecommunication Services	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

MKS Instruments Inc.	0.52%
Blackbaud Inc.	0.51
Nektar Therapeutics	0.50
U.S. Silica Holdings Inc.	0.49
Medicines Co. (The)	0.49
PDC Energy Inc.	0.49
United Bankshares Inc./WV	0.48
Home BancShares Inc./AR	0.48
ALLETE Inc.	0.48
Sterling Bancorp./DE	0.45

TOTAL	4.89%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.02%	18.02%	18.08%	18.02%	18.02%	18.08%
5 Years	13.19%	13.20%	13.27%	85.79%	85.88%	86.44%
10 Years	7.51%	7.51%	7.64%	106.32%	106.28%	108.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.20	$0.16	$1,000.00	$1,024.80	$0.15	0.03%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.02%, net of fees, while the total return for the Index was 18.08%.

As represented by the Index, U.S. stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Looking at the performance of the broad market, 10 of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. Stabilization in the personal computer market and modest revenue growth benefited the technology hardware, storage and peripherals industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the internet software and services industry.

The financials sector also contributed significantly to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in banking. Meanwhile, rising stock and corporate bond prices helped the capital markets industry.

The industrials sector posted modestly positive returns for the reporting period, helping the Index’s performance. Expansion in manufacturing, increasing construction spending, and investors’ optimism led to a positive environment for this economically sensitive sector. Strong performance in the aerospace and machinery industries had a positive impact on the Index’s return.

In contrast, the real estate sector detracted from the Index’s performance for the reporting period, as rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	21.14%
Financials	14.86
Health Care	13.38
Consumer Discretionary	12.70
Industrials	10.69
Consumer Staples	8.27
Energy	6.18
Real Estate	4.08
Materials	3.38
Utilities	3.17
Telecommunication Services	2.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	3.04%
Microsoft Corp.	2.05
Amazon.com Inc.	1.42
Exxon Mobil Corp.	1.37
Johnson & Johnson	1.36
Facebook Inc. Class A	1.35
Berkshire Hathaway Inc. Class B	1.28
JPMorgan Chase & Co.	1.27
General Electric Co.	1.05
AT&T Inc.	1.03

TOTAL	15.22%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® CORE S&P U.S. GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.98%	13.04%	8.85%	15.98%	84.57%	133.47%
Fund Market	16.48%	13.15%	8.90%	16.48%	85.48%	134.59%
Index[a]	16.00%	13.17%	9.02%	16.00%	85.62%	137.13%
Russell 3000 Growth Index	16.27%	13.22%	9.04%	16.27%	86.06%	137.69%
S&P 900 Growth Index	15.65%	13.67%	9.24%	15.65%	89.81%	142.07%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through January 22, 2017 reflects the performance of the Russell 3000 Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth Index, which, effective as of January 23, 2017, replaced the Russell 3000 Growth Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.60	$0.31	$1,000.00	$1,024.60	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

The iShares Core S&P U.S. Growth ETF (the “Fund”) (formerly known as the iShares Core Russell U.S. Growth ETF and, prior to that, the iShares Core U.S. Growth ETF) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 15.98%, net of fees, while the total return for the Index was 16.00%.

As represented by the Index, large- and mid-capitalization U.S. growth stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Large- and mid-capitalization stocks posted a solid return, but trailed small-capitalization stocks. Within the S&P 900®, growth stocks underperformed value stocks for the reporting period.

Nine of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance for the reporting period. Every industry group in the sector — internet software and services, technology hardware, storage and peripherals, and semiconductor stocks — posted strong returns despite the slow pace of initial public offerings.

The consumer discretionary and healthcare sectors also contributed to the Index’s performance for the reporting period. In the consumer discretionary sector, steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales. The healthcare sector posted gains during the reporting period, reflecting solid earnings and optimism for growth. The healthcare equipment and services industry rallied on strong earnings growth.

In contrast, the real estate and energy sectors were relatively minor detractors from the Index’s performance for the reporting period. Rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors. In the energy sector, exploration and production stocks declined despite rising oil and gas prices.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	33.73%
Consumer Discretionary	16.57
Health Care	14.95
Industrials	11.72
Consumer Staples	7.02
Financials	4.65
Real Estate	4.35
Materials	2.66
Energy	2.44
Telecommunication Services	0.97
Utilities	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	6.34%
Microsoft Corp.	4.28
Amazon.com Inc.	2.95
Facebook Inc. Class A	2.81
Alphabet Inc. Class A	2.12
Alphabet Inc. Class C	2.06
Johnson & Johnson	1.73
Home Depot Inc. (The)	1.50
Comcast Corp. Class A	1.50
Visa Inc. Class A	1.39

TOTAL	26.68%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® CORE S&P U.S. VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	20.18%	12.98%	5.82%	20.18%	84.09%	76.03%
Fund Market	21.66%	13.27%	5.96%	21.66%	86.47%	78.34%
Index[a]	20.25%	13.13%	5.96%	20.25%	85.30%	78.49%
Russell 3000 Value Index	19.97%	13.08%	5.94%	19.97%	84.86%	78.07%
S&P 900 Value Index	18.94%	12.76%	5.91%	18.94%	82.29%	77.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

[a]	Index performance through January 22, 2017 reflects the performance of the Russell 3000 Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value Index, which, effective as of January 23, 2017, replaced the Russell 3000 Value Index as the underlying index of the Fund.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.90	$0.32	$1,000.00	$1,024.60	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

The iShares Core S&P U.S. Value ETF (the “Fund”) (formerly known as the iShares Core Russell U.S. Value ETF and, prior to that, the iShares Core U.S. Value ETF) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 20.18%, net of fees, while the total return for the Index was 20.25%.

As represented by the Index, large and mid-capitalization U.S. value stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period. Within the S&P 900®, value stocks outperformed growth stocks for the reporting period.

Ten of the 11 sectors contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking and insurance industries.

The information technology and industrials sectors were both meaningful contributors to the Index’s return for the reporting period. Within the information technology sector, every industry group posted strong returns, despite the slow pace of initial public offerings. The industrials sector benefited from a steady increase in manufacturing, construction spending, and investor optimism.

The energy and healthcare sectors also contributed to the Index’s return for the reporting period. The energy sector benefited from reductions in excess energy supply. In the healthcare sector, the healthcare equipment and services industry rallied on strong earnings growth.

In contrast, the real estate sector slightly detracted from the Index’s return for the reporting period, as rising interest rates weighed on real estate investment trusts, which depend on debt for their operations and compete with bonds for income-focused investors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*
Financials	25.96%
Health Care	11.74
Consumer Staples	11.21
Energy	10.96
Industrials	8.97
Information Technology	7.65
Consumer Discretionary	7.24
Utilities	6.24
Materials	3.92
Telecommunication Services	3.72
Real Estate	2.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*
Exxon Mobil Corp.	3.37%
Berkshire Hathaway Inc. Class B	3.14
JPMorgan Chase & Co.	3.11
AT&T Inc.	2.53
Wells Fargo & Co.	2.48
Bank of America Corp.	2.34
Chevron Corp.	2.01
Cisco Systems Inc.	1.68
Citigroup Inc.	1.64
General Electric Co.	1.37

TOTAL	23.67%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	2,853,926	$504,745,352	0.50%
Other securities[a]		1,763,354,872	1.73

		2,268,100,224	2.23
AIR FREIGHT & LOGISTICS
Other securities[a]		715,330,385	0.70

		715,330,385	0.70
AIRLINES
Other securities[a]		600,284,588	0.59

		600,284,588	0.59
AUTO COMPONENTS
Other securities[a]		196,108,419	0.19

		196,108,419	0.19
AUTOMOBILES
Other securities[a]		522,144,907	0.51

		522,144,907	0.51
BANKS
Bank of America Corp.	50,229,648	1,184,917,396	1.16
Citigroup Inc.	13,882,299	830,439,126	0.82
JPMorgan Chase & Co.	17,896,896	1,572,063,345	1.54
PNC Financial Services Group Inc. (The)[b]	2,435,627	292,859,790	0.29
Wells Fargo & Co.	22,561,888	1,255,794,686	1.23
Other securities[a]		1,419,726,725	1.40

		6,555,801,068	6.44
BEVERAGES
Coca-Cola Co. (The)	19,360,677	821,667,132	0.81
PepsiCo Inc.	7,150,884	799,897,884	0.79
Other securities[a]		452,778,583	0.44

		2,074,343,599	2.04
BIOTECHNOLOGY
AbbVie Inc.	7,986,135	520,376,557	0.51
Amgen Inc.	3,689,914	605,404,190	0.59
Celgene Corp.[c]	3,897,903	485,016,070	0.48
Gilead Sciences Inc.	6,548,905	444,801,628	0.44
Other securities[a]		834,955,062	0.82

		2,890,553,507	2.84

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$335,559,533	0.33%

		335,559,533	0.33
CAPITAL MARKETS
BlackRock Inc.[b]	609,621	233,795,750	0.23
Goldman Sachs Group Inc. (The)	1,856,296	426,428,317	0.42
Other securities[a]		2,224,428,501	2.18

		2,884,652,568	2.83
CHEMICALS
Other securities[a]		2,150,242,464	2.11

		2,150,242,464	2.11
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		309,115,363	0.30

		309,115,363	0.30
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	25,091,263	848,084,689	0.83
Other securities[a]		240,074,435	0.24

		1,088,159,124	1.07
CONSTRUCTION & ENGINEERING
Other securities[a]		98,046,938	0.10

		98,046,938	0.10
CONSTRUCTION MATERIALS
Other securities[a]		148,861,739	0.15

		148,861,739	0.15
CONSUMER FINANCE
Other securities[a]		794,870,161	0.78

		794,870,161	0.78
CONTAINERS & PACKAGING
Other securities[a]		313,612,106	0.31

		313,612,106	0.31
DISTRIBUTORS
Other securities[a]		114,446,027	0.11

		114,446,027	0.11
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		24,226,035	0.02

		24,226,035	0.02
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	9,516,158	1,586,153,215	1.56
Other securities[a]		42,006,796	0.04

		1,628,160,011	1.60

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	30,771,579	$1,278,559,108	1.26%
Verizon Communications Inc.	20,423,745	995,657,569	0.98
Other securities[a]		148,442,410	0.14

		2,422,659,087	2.38
ELECTRIC UTILITIES
Other securities[a]		2,031,368,404	1.99

		2,031,368,404	1.99
ELECTRICAL EQUIPMENT
Other securities[a]		567,024,163	0.56

		567,024,163	0.56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		393,659,277	0.39

		393,659,277	0.39
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	6,985,080	545,534,748	0.54
Other securities[a]		555,061,720	0.54

		1,100,596,468	1.08
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		2,934,977,493	2.88

		2,934,977,493	2.88
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	7,544,948	543,839,852	0.53
Other securities[a]		1,441,151,356	1.42

		1,984,991,208	1.95
FOOD PRODUCTS
Other securities[a]		1,560,767,796	1.53

		1,560,767,796	1.53
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	6,858,634	552,531,555	0.54
Other securities[a]		2,087,162,892	2.05

		2,639,694,447	2.59
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	4,819,879	790,508,355	0.78
Other securities[a]		1,906,056,320	1.87

		2,696,564,675	2.65

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$86,883,609	0.08%

		86,883,609	0.08
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	4,103,465	531,850,099	0.52
Starbucks Corp.	7,302,138	426,371,838	0.42
Other securities[a]		668,718,034	0.66

		1,626,939,971	1.60
HOUSEHOLD DURABLES
Other securities[a]		455,632,462	0.45

		455,632,462	0.45
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	12,808,917	1,150,881,193	1.13
Other securities[a]		708,895,925	0.70

		1,859,777,118	1.83
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		66,315,055	0.06

		66,315,055	0.06
INDUSTRIAL CONGLOMERATES
3M Co.	2,987,189	571,538,871	0.56
General Electric Co.	43,714,465	1,302,691,057	1.28
Honeywell International Inc.	3,813,862	476,236,948	0.47
Other securities[a]		105,395,387	0.10

		2,455,862,263	2.41
INSURANCE
Other securities[a]		2,728,449,048	2.68

		2,728,449,048	2.68
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	1,984,366	1,759,219,834	1.73
Priceline Group Inc. (The)[c,d]	246,369	438,529,429	0.43
Other securities[a]		418,127,075	0.41

		2,615,876,338	2.57
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	1,488,661	1,262,086,796	1.24
Alphabet Inc. Class Cc	1,480,550	1,228,205,058	1.21
Facebook Inc. Class Ac,d	11,800,297	1,676,232,189	1.65

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$464,277,550	0.45%

		4,630,801,593	4.55
IT SERVICES
International Business Machines Corp.	4,300,529	748,894,120	0.74
MasterCard Inc. Class A	4,720,552	530,920,483	0.52
Visa Inc. Class A	9,309,377	827,324,334	0.81
Other securities[a]		1,642,438,928	1.61

		3,749,577,865	3.68
LEISURE PRODUCTS
Other securities[a]		98,663,176	0.10

		98,663,176	0.10
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		667,550,992	0.66

		667,550,992	0.66
MACHINERY
Other securities[a]		1,522,001,202	1.49

		1,522,001,202	1.49
MEDIA
Comcast Corp. Class A	23,712,689	891,359,980	0.88
Walt Disney Co. (The)	7,288,838	826,481,341	0.81
Other securities[a]		1,562,908,622	1.53

		3,280,749,943	3.22
METALS & MINING
Other securities[a]		272,657,801	0.27

		272,657,801	0.27
MULTI-UTILITIES
Other securities[a]		1,075,682,634	1.06

		1,075,682,634	1.06
MULTILINE RETAIL
Other securities[a]		440,933,643	0.43

		440,933,643	0.43
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	9,485,167	1,018,422,381	1.00
Exxon Mobil Corp.	20,775,604	1,703,807,284	1.67
Other securities[a]		2,873,512,663	2.83

		5,595,742,328	5.50

Security	Shares	Value	% of Net Assets
PERSONAL PRODUCTS
Other securities[a]		$137,096,183	0.13%

		137,096,183	0.13
PHARMACEUTICALS
Bristol-Myers Squibb Co.	8,380,928	455,754,865	0.45
Johnson & Johnson	13,594,908	1,693,245,791	1.66
Merck & Co. Inc.	13,756,338	874,077,717	0.86
Pfizer Inc.	29,821,142	1,020,181,268	1.00
Other securities[a]		1,101,976,146	1.08

		5,145,235,787	5.05
PROFESSIONAL SERVICES
Other securities[a]		264,410,320	0.26

		264,410,320	0.26
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		51,945,262	0.05

		51,945,262	0.05
ROAD & RAIL
Union Pacific Corp.	4,077,422	431,880,538	0.42
Other securities[a]		483,591,355	0.48

		915,471,893	0.90
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	2,009,355	439,968,371	0.43
Intel Corp.	23,689,058	854,464,322	0.84
Other securities[a]		2,179,767,510	2.14

		3,474,200,203	3.41
SOFTWARE
Microsoft Corp.	38,717,851	2,549,957,667	2.50
Oracle Corp.	15,016,420	669,882,496	0.66
Other securities[a]		1,470,978,775	1.45

		4,690,818,938	4.61
SPECIALTY RETAIL
Home Depot Inc. (The)	6,103,449	896,169,417	0.88
Other securities[a]		1,556,522,408	1.53

		2,452,691,825	2.41
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	26,287,151	3,776,412,113	3.71
Other securities[a]		626,098,103	0.61

		4,402,510,216	4.32

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$687,935,589	0.68%

		687,935,589	0.68
TOBACCO
Altria Group Inc.	9,717,231	694,004,638	0.68
Philip Morris International Inc.	7,773,018	877,573,732	0.86
Other securities[a]		261,142,402	0.26

		1,832,720,772	1.80
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		190,535,240	0.19

		190,535,240	0.19
WATER UTILITIES
Other securities[a]		70,091,768	0.07

		70,091,768	0.07

TOTAL COMMON STOCKS
(Cost: $88,087,971,196)		101,590,682,821	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	629,521,768	629,773,577	0.62

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	115,213,440	$115,213,440	0.11%

		744,987,017	0.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,806,021)		744,987,017	0.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $88,832,777,217)[h]		102,335,669,838	100.50
Other Assets, Less Liabilities		(513,761,077)	(0.50)

NET ASSETS		$101,821,908,761	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $90,202,418,411. Net unrealized appreciation was $12,133,251,427, of which $16,252,669,586 represented gross unrealized appreciation on securities and $4,119,418,159 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	498,816	198,412	(87,607)	609,621	$233,795,750	$5,091,220	$7,052,579
PNC Financial Services Group Inc. (The)	1,980,082	788,680	(333,135)	2,435,627	292,859,790	4,533,597	6,872,541

					$526,655,540	$9,624,817	$13,925,120

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,742	Jun. 2017	Chicago Mercantile	$205,655,608	$205,486,320	$(169,288)

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$101,590,682,821	$—	$—	$101,590,682,821
Money market funds	744,987,017	—	—	744,987,017

Total	$102,335,669,838	$—	$—	$102,335,669,838

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(169,288)	$—	$—	$(169,288)

Total	$(169,288)	$—	$—	$(169,288)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Huntington Ingalls Industries Inc.	1,086,476	$217,555,954	0.55%
Other securities[a]		606,262,381	1.55

		823,818,335	2.10
AIRLINES
JetBlue Airways Corp.[b,c]	7,960,208	164,059,887	0.42

		164,059,887	0.42
AUTO COMPONENTS
Other securities[a]		266,568,443	0.68

		266,568,443	0.68
AUTOMOBILES
Other securities[a]		108,770,326	0.28

		108,770,326	0.28
BANKS
East West Bancorp. Inc.	3,404,542	175,708,413	0.45
Signature Bank/New York NYb	1,267,573	188,095,157	0.48
SVB Financial Group[b,c]	1,234,698	229,764,951	0.59
Other securities[a]		2,387,304,038	6.08

		2,980,872,559	7.60
BEVERAGES
Other securities[a]		32,271,849	0.08

		32,271,849	0.08
BIOTECHNOLOGY
Other securities[a]		283,172,079	0.72

		283,172,079	0.72
BUILDING PRODUCTS
AO Smith Corp.	3,477,570	177,912,481	0.45
Other securities[a]		152,863,683	0.39

		330,776,164	0.84
CAPITAL MARKETS
MarketAxess Holdings Inc.	888,648	166,612,614	0.42
MSCI Inc.	2,137,417	207,735,558	0.53
SEI Investments Co.	3,158,084	159,293,757	0.41
Other securities[a]		558,115,263	1.42

		1,091,757,192	2.78

Security	Shares	Value	% of Net Assets
CHEMICALS
Ashland Global Holdings Inc.	1,469,107	$181,890,138	0.46%
Chemours Co. (The)	4,328,966	166,665,191	0.42
RPM International Inc.	3,154,396	173,586,412	0.44
Valspar Corp. (The)	1,725,802	191,460,474	0.49
Other securities[a]		628,430,439	1.61

		1,342,032,654	3.42
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		590,088,317	1.51

		590,088,317	1.51
COMMUNICATIONS EQUIPMENT
Other securities[a]		593,721,209	1.51

		593,721,209	1.51
CONSTRUCTION & ENGINEERING
Other securities[a]		471,254,932	1.20

		471,254,932	1.20
CONSTRUCTION MATERIALS
Other securities[a]		111,535,079	0.29

		111,535,079	0.29
CONSUMER FINANCE
Other securities[a]		122,721,661	0.31

		122,721,661	0.31
CONTAINERS & PACKAGING
Packaging Corp. of America	2,226,629	204,003,749	0.52
Other securities[a]		510,214,665	1.30

		714,218,414	1.82
DISTRIBUTORS
Other securities[a]		116,471,927	0.30

		116,471,927	0.30
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		301,947,506	0.77

		301,947,506	0.77
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		59,672,297	0.15

		59,672,297	0.15
ELECTRIC UTILITIES
OGE Energy Corp.	4,716,305	164,976,349	0.42
Westar Energy Inc.	3,353,972	182,020,060	0.46
Other securities[a]		402,597,309	1.03

		749,593,718	1.91

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$307,626,310	0.79%

		307,626,310	0.79
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Cognex Corp.	2,032,354	170,616,118	0.43
Trimble Inc.[b,c]	5,956,566	190,669,678	0.49
Other securities[a]		1,447,343,830	3.69

		1,808,629,626	4.61
ENERGY EQUIPMENT & SERVICES
Other securities[a]		562,294,678	1.43

		562,294,678	1.43
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Camden Property Trust[c]	2,067,026	166,312,912	0.42
Duke Realty Corp.	8,392,640	220,474,653	0.56
Kilroy Realty Corp.[c]	2,309,163	166,444,469	0.42
Other securities[a]		3,080,589,027	7.86

		3,633,821,061	9.26
FOOD & STAPLES RETAILING
Other securities[a]		225,761,876	0.58

		225,761,876	0.58
FOOD PRODUCTS
Ingredion Inc.	1,694,719	204,095,009	0.52
WhiteWave Foods Co. (The)[b,c]	4,182,677	234,857,314	0.60
Other securities[a]		761,265,937	1.94

		1,200,218,260	3.06
GAS UTILITIES
Atmos Energy Corp.	2,482,920	196,125,851	0.50
UGI Corp.	4,082,288	201,665,027	0.51
Other securities[a]		477,814,158	1.22

		875,605,036	2.23
HEALTH CARE EQUIPMENT & SUPPLIES
Align Technology Inc.[b,c]	1,781,352	204,338,888	0.52
ResMed Inc.[c]	3,343,091	240,602,259	0.61
Teleflex Inc.	1,060,004	205,354,575	0.52
Other securities[a]		832,474,963	2.13

		1,482,770,685	3.78
HEALTH CARE PROVIDERS & SERVICES
VCA Inc.[b]	1,918,292	175,523,718	0.45

Security	Shares	Value	% of Net Assets
Other securities[a]		$583,076,058	1.48%

		758,599,776	1.93
HEALTH CARE TECHNOLOGY
Other securities[a]		54,517,850	0.14

		54,517,850	0.14
HOTELS, RESTAURANTS & LEISURE
Domino’s Pizza Inc.	1,134,283	209,048,357	0.53
Other securities[a]		845,343,200	2.16

		1,054,391,557	2.69
HOUSEHOLD DURABLES
NVR Inc.[b]	81,362	171,419,971	0.44
Other securities[a]		463,755,142	1.18

		635,175,113	1.62
HOUSEHOLD PRODUCTS
Other securities[a]		81,356,588	0.21

		81,356,588	0.21
INDUSTRIAL CONGLOMERATES
Carlisle Companies Inc.	1,524,947	162,269,610	0.41

		162,269,610	0.41
INSURANCE
Alleghany Corp.[b]	309,375	190,160,438	0.48
American Financial Group Inc./OH	1,726,307	164,724,214	0.42
Everest Re Group Ltd.	830,514	194,182,478	0.49
Reinsurance Group of America Inc.	1,518,077	192,765,417	0.49
WR Berkley Corp.	2,290,256	161,760,781	0.41
Other securities[a]		913,271,389	2.34

		1,816,864,717	4.63
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		28,145,544	0.07

		28,145,544	0.07
INTERNET SOFTWARE & SERVICES
Other securities[a]		264,444,848	0.67

		264,444,848	0.67
IT SERVICES
Broadridge Financial Solutions Inc.	2,792,529	189,752,346	0.48
Computer Sciences Corp.	3,333,042	230,013,228	0.59
Gartner Inc.[b,c]	1,950,987	210,687,086	0.54

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Jack Henry & Associates Inc.	1,833,215	$170,672,316	0.44%
Leidos Holdings Inc.	3,372,886	172,489,390	0.44
Other securities[a]		568,232,823	1.44

		1,541,847,189	3.93
LEISURE PRODUCTS
Other securities[a]		245,784,592	0.63

		245,784,592	0.63
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		365,723,110	0.93

		365,723,110	0.93
MACHINERY
IDEX Corp.	1,800,783	168,391,218	0.43
Toro Co. (The)	2,555,864	159,639,265	0.41
Other securities[a]		1,579,954,166	4.02

		1,907,984,649	4.86
MARINE
Other securities[a]		90,204,383	0.23

		90,204,383	0.23
MEDIA
Other securities[a]		554,581,596	1.41

		554,581,596	1.41
METALS & MINING
Steel Dynamics Inc.	5,721,645	198,884,380	0.51
Other securities[a]		628,183,889	1.60

		827,068,269	2.11
MULTI-UTILITIES
Other securities[a]		393,140,578	1.00

		393,140,578	1.00
MULTILINE RETAIL
Other securities[a]		128,133,776	0.33

		128,133,776	0.33
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		758,748,112	1.93

		758,748,112	1.93
PAPER & FOREST PRODUCTS
Other securities[a]		139,468,256	0.36

		139,468,256	0.36
PERSONAL PRODUCTS
Other securities[a]		210,349,865	0.54

		210,349,865	0.54

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Other securities[a]		$256,137,526	0.65%

		256,137,526	0.65
PROFESSIONAL SERVICES
ManpowerGroup Inc.	1,600,039	164,116,000	0.42
Other securities[a]		100,257,271	0.25

		264,373,271	0.67
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		167,984,391	0.43

		167,984,391	0.43
ROAD & RAIL
Other securities[a]		412,334,143	1.05

		412,334,143	1.05
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Other securities[a]		950,232,619	2.42

		950,232,619	2.42
SOFTWARE
ANSYS Inc.[b]	2,015,202	215,364,638	0.55
Cadence Design Systems Inc.[b]	6,580,463	206,626,538	0.53
CDK Global Inc.	3,422,593	222,502,771	0.57
Other securities[a]		972,915,792	2.47

		1,617,409,739	4.12
SPECIALTY RETAIL
Other securities[a]		849,428,665	2.17

		849,428,665	2.17
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		227,681,667	0.58

		227,681,667	0.58
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		305,151,748	0.78

		305,151,748	0.78
THRIFTS & MORTGAGE FINANCE
New York Community Bancorp. Inc.	11,536,571	161,165,897	0.41
Other securities[a]		69,842,324	0.18

		231,008,221	0.59
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		312,761,655	0.80

		312,761,655	0.80
WATER UTILITIES
Other securities[a]		134,804,789	0.34

		134,804,789	0.34

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		$58,510,407	0.15%

		58,510,407	0.15

TOTAL COMMON STOCKS
(Cost: $34,657,202,104)		39,158,670,899	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,614,751,800	1,615,397,701	4.12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	37,419,300	37,419,300	0.09

		1,652,817,001	4.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,652,214,421)		1,652,817,001	4.21

TOTAL INVESTMENTS IN SECURITIES
(Cost: $36,309,416,525)[g]		40,811,487,900	104.02
Other Assets, Less Liabilities		(1,576,985,796)	(4.02)

NET ASSETS		$39,234,502,104	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $36,941,121,514. Net unrealized appreciation was $3,870,366,386, of which $6,025,899,777 represented gross unrealized appreciation on securities and $2,155,533,391 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	377	Jun. 2017	Chicago Mercantile	$64,392,583	$64,776,140	$383,557

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$39,158,670,899	$—	$—	$39,158,670,899
Money market funds	1,652,817,001	—	—	1,652,817,001

Total	$40,811,487,900	$—	$—	$40,811,487,900

Derivative financial instruments[a]:
Assets:
Futures contracts	$383,557	$—	$—	$383,557

Total	$383,557	$—	$—	$383,557

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$512,178,223	1.71%

		512,178,223	1.71
AIR FREIGHT & LOGISTICS
Other securities[a]		209,382,147	0.70

		209,382,147	0.70
AIRLINES
Hawaiian Holdings Inc.[b,c]	2,245,648	104,310,350	0.35
Other securities[a]		163,808,040	0.55

		268,118,390	0.90
AUTO COMPONENTS
Dorman Products Inc.[b,c]	1,284,889	105,527,933	0.35
LCI Industries	1,040,174	103,809,365	0.35
Other securities[a]		336,171,181	1.12

		545,508,479	1.82
AUTOMOBILES
Other securities[a]		32,937,197	0.11

		32,937,197	0.11
BANKS
Community Bank System Inc.	1,875,412	103,110,152	0.34
First Financial Bankshares Inc.	2,779,947	111,475,875	0.37
Glacier Bancorp. Inc.	3,230,124	109,598,107	0.37
Great Western Bancorp. Inc.	2,466,110	104,587,725	0.35
Home BancShares Inc./AR	5,308,500	143,701,095	0.48
Hope Bancorp Inc.	5,371,192	102,965,751	0.34
Pinnacle Financial Partners Inc.	1,965,364	130,598,438	0.44
Sterling Bancorp./DE	5,696,853	135,015,416	0.45
United Bankshares Inc./WV	3,405,321	143,874,812	0.48
Other securities[a]		1,737,657,282	5.80

		2,822,584,653	9.42
BEVERAGES
Other securities[a]		40,337,274	0.13

		40,337,274	0.13

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$476,344,674	1.59%

		476,344,674	1.59
BUILDING PRODUCTS
Other securities[a]		643,926,699	2.15

		643,926,699	2.15
CAPITAL MARKETS
Evercore Partners Inc. Class A	1,646,692	128,277,307	0.43
Financial Engines Inc.[c]	2,394,431	104,277,470	0.35
Other securities[a]		302,585,893	1.01

		535,140,670	1.79
CHEMICALS
Balchem Corp.	1,334,925	110,024,519	0.37
HB Fuller Co.	2,110,603	108,822,691	0.36
Ingevity Corp.[b,c]	1,774,000	107,947,900	0.36
Other securities[a]		567,361,278	1.89

		894,156,388	2.98
COMMERCIAL SERVICES & SUPPLIES
ABM Industries Inc.	2,338,533	101,960,039	0.34
Healthcare Services Group Inc.	3,070,025	132,287,377	0.44
Other securities[a]		820,650,559	2.74

		1,054,897,975	3.52
COMMUNICATIONS EQUIPMENT
Lumentum Holdings Inc.[b,c]	2,334,265	124,533,038	0.42
Viavi Solutions Inc.[b,c]	9,674,182	103,707,231	0.35
Other securities[a]		254,213,253	0.84

		482,453,522	1.61
CONSTRUCTION & ENGINEERING
Other securities[a]		127,427,102	0.43

		127,427,102	0.43
CONSTRUCTION MATERIALS
Other securities[a]		114,439,017	0.38

		114,439,017	0.38
CONSUMER FINANCE
Other securities[a]		297,097,918	0.99

		297,097,918	0.99
CONTAINERS & PACKAGING
Other securities[a]		14,767,255	0.05

		14,767,255	0.05

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DISTRIBUTORS
Other securities[a]		$61,249,893	0.20%

		61,249,893	0.20
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		133,307,951	0.45

		133,307,951	0.45
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		263,748,414	0.88

		263,748,414	0.88
ELECTRIC UTILITIES
ALLETE Inc.	2,102,917	142,388,510	0.48
Other securities[a]		86,626,438	0.28

		229,014,948	0.76
ELECTRICAL EQUIPMENT
Other securities[a]		165,982,034	0.55

		165,982,034	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Sanmina Corp.[b]	3,110,465	126,284,879	0.42
Other securities[a]		1,054,769,870	3.52

		1,181,054,749	3.94
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	3,068,592	147,261,730	0.49
Other securities[a]		419,495,914	1.40

		566,757,644	1.89
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust[c]	3,565,378	107,175,263	0.36
CoreSite Realty Corp.[c]	1,425,515	128,367,626	0.43
EastGroup Properties Inc.[c]	1,408,356	103,556,417	0.35
Other securities[a]		1,281,691,454	4.27

		1,620,790,760	5.41
FOOD & STAPLES RETAILING
Other securities[a]		141,760,544	0.47

		141,760,544	0.47
FOOD PRODUCTS
B&G Foods Inc.[c]	2,793,045	112,420,061	0.38
Other securities[a]		395,898,322	1.32

		508,318,383	1.70

Security	Shares	Value	% of Net Assets
GAS UTILITIES
South Jersey Industries Inc.	3,357,494	$119,694,661	0.40%
Spire Inc.	1,932,030	130,412,025	0.44
Other securities[a]		71,456,096	0.23

		321,562,782	1.07
HEALTH CARE EQUIPMENT & SUPPLIES
Cantel Medical Corp.	1,524,274	122,094,347	0.41
Integra LifeSciences Holdings Corp.[b,c]	2,516,686	106,027,981	0.35
Neogen Corp.[b,c]	1,604,928	105,203,030	0.35
Other securities[a]		851,755,218	2.84

		1,185,080,576	3.95
HEALTH CARE PROVIDERS & SERVICES
Chemed Corp.	685,427	125,220,659	0.42
Other securities[a]		858,525,364	2.86

		983,746,023	3.28
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	2,309,087	133,211,229	0.44
Other securities[a]		204,880,356	0.69

		338,091,585	1.13
HOTELS, RESTAURANTS & LEISURE
Marriott Vacations Worldwide Corp.	1,026,380	102,566,153	0.34
Other securities[a]		817,222,407	2.73

		919,788,560	3.07
HOUSEHOLD DURABLES
Other securities[a]		551,249,193	1.84

		551,249,193	1.84
HOUSEHOLD PRODUCTS
Other securities[a]		130,496,538	0.44

		130,496,538	0.44
INDUSTRIAL CONGLOMERATES
Other securities[a]		44,213,345	0.15

		44,213,345	0.15
INSURANCE
ProAssurance Corp.	2,073,889	124,951,812	0.42
Selective Insurance Group Inc.	2,445,566	115,308,437	0.38
Other securities[a]		637,091,760	2.13

		877,352,009	2.93

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		$170,379,432	0.57%

		170,379,432	0.57
INTERNET SOFTWARE & SERVICES
Other securities[a]		292,232,593	0.98

		292,232,593	0.98
IT SERVICES
CACI International Inc. Class Ab,c	1,026,223	120,375,958	0.40
Other securities[a]		393,371,626	1.31

		513,747,584	1.71
LEISURE PRODUCTS
Other securities[a]		158,279,253	0.53

		158,279,253	0.53
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		117,384,366	0.39

		117,384,366	0.39
MACHINERY
Barnes Group Inc.	2,109,369	108,295,004	0.36
John Bean Technologies Corp.	1,322,381	116,303,409	0.39
Other securities[a]		1,325,762,906	4.42

		1,550,361,319	5.17
MARINE
Other securities[a]		57,937,735	0.19

		57,937,735	0.19
MEDIA
Other securities[a]		212,054,806	0.71

		212,054,806	0.71
METALS & MINING
Other securities[a]		380,558,593	1.27

		380,558,593	1.27
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		42,665,794	0.14

		42,665,794	0.14
MULTI-UTILITIES
Avista Corp.	2,703,144	105,557,773	0.35

		105,557,773	0.35
MULTILINE RETAIL
Other securities[a]		91,951,780	0.31

		91,951,780	0.31

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
PDC Energy Inc.[b,c]	2,348,697	$146,441,258	0.49%
Other securities[a]		288,352,181	0.96

		434,793,439	1.45
PAPER & FOREST PRODUCTS
Other securities[a]		350,004,931	1.17

		350,004,931	1.17
PERSONAL PRODUCTS
Other securities[a]		47,629,094	0.16

		47,629,094	0.16
PHARMACEUTICALS
Medicines Co. (The)[b,c]	3,001,791	146,787,580	0.49
Nektar Therapeutics[b,c]	6,443,421	151,227,091	0.50
Other securities[a]		333,775,298	1.12

		631,789,969	2.11
PROFESSIONAL SERVICES
WageWorks Inc.[b,c]	1,560,331	112,811,931	0.38
Other securities[a]		476,901,165	1.59

		589,713,096	1.97
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		99,686,462	0.33

		99,686,462	0.33
ROAD & RAIL
Other securities[a]		239,193,076	0.80

		239,193,076	0.80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Energy Industries Inc.[b,c]	1,669,426	114,455,847	0.38
MKS Instruments Inc.	2,261,530	155,480,187	0.52
Other securities[a]		793,402,807	2.65

		1,063,338,841	3.55
SOFTWARE
Blackbaud Inc.	1,999,203	153,278,894	0.51
Other securities[a]		526,243,552	1.76

		679,522,446	2.27
SPECIALTY RETAIL
Other securities[a]		1,253,833,074	4.18

		1,253,833,074	4.18
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		171,264,964	0.57

		171,264,964	0.57

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$390,559,804	1.30%

		390,559,804	1.30
THRIFTS & MORTGAGE FINANCE
Other securities[a]		535,600,463	1.79

		535,600,463	1.79
TOBACCO
Other securities[a]		75,129,354	0.25

		75,129,354	0.25
TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies Inc.	1,645,776	101,791,246	0.34
Other securities[a]		104,839,731	0.35

		206,630,977	0.69
WATER UTILITIES
Other securities[a]		141,203,846	0.47

		141,203,846	0.47
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		16,268,902	0.05

		16,268,902	0.05

TOTAL COMMON STOCKS
(Cost: $25,858,360,070)		29,914,537,280	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	2,405,349,415	2,406,311,554	8.03
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	12,489,714	12,489,714	0.04

		2,418,801,268	8.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,418,140,153)		2,418,801,268	8.07

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $28,276,500,223)[g]	$32,333,338,548	107.89%
Other Assets, Less Liabilities	(2,365,204,339)	(7.89)

NET ASSETS	$29,968,134,209	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $28,992,618,094. Net unrealized appreciation was $3,340,720,454, of which $5,166,183,268 represented gross unrealized appreciation on securities and $1,825,462,814 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	705	Jun. 2017	ICE Markets Equity	$48,448,918	$48,800,100	$351,182

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,914,533,790	$—	$3,490	$29,914,537,280
Money market funds	2,418,801,268	—	—	2,418,801,268

Total	$32,333,335,058	$—	$3,490	$32,333,338,548

Derivative financial instruments[a]:
Assets:
Futures contracts	$351,182	$—	$—	$351,182

Total	$351,182	$—	$—	$351,182

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	184,610	$32,650,125	0.41%
Other securities[a]		138,136,946	1.72

		170,787,071	2.13
AIR FREIGHT & LOGISTICS
Other securities[a]		49,724,319	0.62

		49,724,319	0.62
AIRLINES
Other securities[a]		44,257,523	0.55

		44,257,523	0.55
AUTO COMPONENTS
Other securities[a]		32,221,935	0.40

		32,221,935	0.40
AUTOMOBILES
Other securities[a]		46,848,490	0.58

		46,848,490	0.58
BANKS
Bank of America Corp.	3,253,796	76,757,048	0.96
Citigroup Inc.	899,513	53,808,868	0.67
JPMorgan Chase & Co.	1,159,404	101,842,047	1.27
PNC Financial Services Group Inc. (The)[b]	160,422	19,289,141	0.24
Wells Fargo & Co.	1,461,688	81,357,554	1.01
Other securities[a]		197,215,067	2.45

		530,269,725	6.60
BEVERAGES
Coca-Cola Co. (The)	1,252,419	53,152,662	0.66
PepsiCo Inc.	463,200	51,813,552	0.64
Other securities[a]		31,470,964	0.40

		136,437,178	1.70
BIOTECHNOLOGY
AbbVie Inc.	518,002	33,753,010	0.42
Amgen Inc.	239,183	39,242,755	0.49
Celgene Corp.[c]	250,422	31,160,009	0.39
Gilead Sciences Inc.	425,045	28,869,056	0.36
Other securities[a]		107,815,326	1.34

		240,840,156	3.00
BUILDING PRODUCTS
Other securities[a]		37,561,990	0.47

		37,561,990	0.47

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
BlackRock Inc.[b]	39,097	$14,994,090	0.19%
Goldman Sachs Group Inc. (The)	119,953	27,555,603	0.34
Other securities[a]		173,201,587	2.16

		215,751,280	2.69
CHEMICALS
Other securities[a]		180,301,237	2.24

		180,301,237	2.24
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		41,902,614	0.52

		41,902,614	0.52
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,626,554	54,977,525	0.68
Other securities[a]		39,858,786	0.50

		94,836,311	1.18
CONSTRUCTION & ENGINEERING
Other securities[a]		17,400,116	0.22

		17,400,116	0.22
CONSTRUCTION MATERIALS
Other securities[a]		12,765,062	0.16

		12,765,062	0.16
CONSUMER FINANCE
Other securities[a]		61,393,923	0.76

		61,393,923	0.76
CONTAINERS & PACKAGING
Other securities[a]		36,209,986	0.45

		36,209,986	0.45
DISTRIBUTORS
Other securities[a]		9,495,102	0.12

		9,495,102	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		12,050,664	0.15

		12,050,664	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	616,664	102,785,555	1.28
Other securities[a]		5,682,489	0.07

		108,468,044	1.35
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,987,524	82,581,622	1.03
Verizon Communications Inc.	1,318,411	64,272,536	0.80

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$15,269,095	0.19%

		162,123,253	2.02
ELECTRIC UTILITIES
Other securities[a]		147,065,043	1.83

		147,065,043	1.83
ELECTRICAL EQUIPMENT
Other securities[a]		46,983,224	0.58

		46,983,224	0.58
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		66,611,171	0.83

		66,611,171	0.83
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	449,970	35,142,657	0.44
Other securities[a]		54,015,583	0.67

		89,158,240	1.11
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		316,004,198	3.93

		316,004,198	3.93
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	485,890	35,022,951	0.44
Other securities[a]		101,585,595	1.26

		136,608,546	1.70
FOOD PRODUCTS
Other securities[a]		130,783,366	1.63

		130,783,366	1.63
GAS UTILITIES
Other securities[a]		14,887,868	0.19

		14,887,868	0.19
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	444,818	35,834,538	0.45
Other securities[a]		175,787,184	2.18

		211,621,722	2.63
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	310,676	50,953,971	0.63
Other securities[a]		146,165,119	1.82

		197,119,090	2.45
HEALTH CARE TECHNOLOGY
Other securities[a]		13,215,325	0.16

		13,215,325	0.16
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	264,418	34,271,217	0.43

Security	Shares	Value	% of Net Assets
Starbucks Corp.	473,008	$27,618,937	0.34%
Other securities[a]		97,115,692	1.21

		159,005,846	1.98
HOUSEHOLD DURABLES
Other securities[a]		44,215,136	0.55

		44,215,136	0.55
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	826,880	74,295,168	0.92
Other securities[a]		50,161,796	0.63

		124,456,964	1.55
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,770,203	0.10

		7,770,203	0.10
INDUSTRIAL CONGLOMERATES
3M Co.	193,143	36,954,050	0.46
General Electric Co.	2,825,134	84,188,993	1.05
Honeywell International Inc.	246,658	30,800,184	0.38
Other securities[a]		9,271,499	0.12

		161,214,726	2.01
INSURANCE
Other securities[a]		236,838,334	2.95

		236,838,334	2.95
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	128,410	113,840,601	1.42
Priceline Group Inc. (The)[c,d]	15,909	28,317,543	0.35
Other securities[a]		35,591,081	0.44

		177,749,225	2.21
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	96,288	81,632,966	1.02
Alphabet Inc. Class Cc	95,830	79,496,735	0.99
Facebook Inc. Class Ac	763,665	108,478,613	1.35
Other securities[a]		54,643,498	0.68

		324,251,812	4.04
IT SERVICES
International Business Machines Corp.	278,337	48,469,605	0.60
MasterCard Inc. Class A	305,499	34,359,473	0.43
Visa Inc. Class A	602,010	53,500,629	0.67
Other securities[a]		150,513,584	1.87

		286,843,291	3.57

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$11,797,071	0.15%

		11,797,071	0.15
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		56,984,229	0.71

		56,984,229	0.71
MACHINERY
Other securities[a]		151,643,463	1.89

		151,643,463	1.89
MARINE
Other securities[a]		1,715,906	0.02

		1,715,906	0.02
MEDIA
Comcast Corp. Class A	1,535,249	57,710,010	0.72
Walt Disney Co. (The)	471,072	53,414,854	0.66
Other securities[a]		141,185,358	1.76

		252,310,222	3.14
METALS & MINING
Other securities[a]		36,624,604	0.46

		36,624,604	0.46
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	15,837	281,107	0.00
Other securities[a]		18,691,910	0.24

		18,973,017	0.24
MULTI-UTILITIES
Other securities[a]		75,731,899	0.94

		75,731,899	0.94
MULTILINE RETAIL
Other securities[a]		31,371,488	0.39

		31,371,488	0.39
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	609,430	65,434,499	0.81
Exxon Mobil Corp.	1,338,820	109,796,628	1.37
Other securities[a]		230,808,625	2.87

		406,039,752	5.05
PAPER & FOREST PRODUCTS
Other securities[a]		4,834,828	0.06

		4,834,828	0.06
PERSONAL PRODUCTS
Other securities[a]		14,344,716	0.18

		14,344,716	0.18

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Bristol-Myers Squibb Co.	539,043	$29,313,158	0.36%
Johnson & Johnson	878,698	109,441,836	1.36
Merck & Co. Inc.	885,760	56,281,190	0.70
Pfizer Inc.	1,919,686	65,672,458	0.82
Other securities[a]		91,520,065	1.14

		352,228,707	4.38
PROFESSIONAL SERVICES
Other securities[a]		34,816,747	0.43

		34,816,747	0.43
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,989,781	0.14

		10,989,781	0.14
ROAD & RAIL
Union Pacific Corp.	262,611	27,815,757	0.35
Other securities[a]		40,501,382	0.50

		68,317,139	0.85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	130,609	28,598,147	0.36
Intel Corp.	1,531,865	55,254,371	0.69
Other securities[a]		178,407,394	2.21

		262,259,912	3.26
SOFTWARE
Microsoft Corp.	2,505,473	165,010,452	2.05
Oracle Corp.	971,848	43,354,139	0.54
Other securities[a]		160,246,093	2.00

		368,610,684	4.59
SPECIALTY RETAIL
Home Depot Inc. (The)	395,254	58,035,145	0.72
Other securities[a]		127,023,796	1.58

		185,058,941	2.30
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,700,574	244,304,461	3.04
Other securities[a]		45,867,918	0.57

		290,172,379	3.61
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		54,677,346	0.68

		54,677,346	0.68
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,309,200	0.23

		18,309,200	0.23

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TOBACCO
Altria Group Inc.	630,117	$45,002,956	0.56%
Philip Morris International Inc.	503,733	56,871,456	0.71
Other securities[a]		18,004,504	0.22

		119,878,916	1.49
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		28,248,985	0.35

		28,248,985	0.35
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,818,852	0.02

		1,818,852	0.02
WATER UTILITIES
Other securities[a]		8,314,964	0.10

		8,314,964	0.10
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		9,839,081	0.12

		9,839,081	0.12

TOTAL COMMON STOCKS
(Cost: $6,910,059,399)		8,009,962,138	99.69

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[a]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13% [e,f,g]	196,300,437	196,378,957	2.44
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66% [e,f]	14,368,493	14,368,493	0.18

		210,747,450	2.62

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,694,661)		210,747,450	2.62

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,120,754,060)[h]	$8,220,709,588	102.31%
Other Assets, Less Liabilities	(185,591,520)	(2.31)

NET ASSETS	$8,035,118,068	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $7,206,395,358. Net unrealized appreciation was $1,014,314,230, of which $1,186,180,414 represented gross unrealized appreciation on securities and $171,866,184 represented gross unrealized depreciation on securities.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	21,371	19,947	(2,221)	39,097	$14,994,090	$274,251	$143,673
PNC Financial Services Group Inc. (The)	84,858	79,640	(4,076)	160,422	19,289,141	233,567	98,186
PennyMac Mortgage Investment Trust	—	16,194	(357)	15,837	281,107	19,817	38

					$34,564,338	$527,635	$241,897

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	179	Jun. 2017	Chicago Mercantile	$21,121,403	$21,114,840	$(6,563)
S&P MidCap 400 E-Mini	17	Jun. 2017	Chicago Mercantile	2,906,402	2,920,940	14,538

				Net unrealized appreciation		$7,975

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$8,009,909,385	$7,136	$45,617		$8,009,962,138
Warrants	—	—	0	[a]	0	[a]
Money market funds	210,747,450	—	—		210,747,450

Total	$8,220,656,835	$7,136	$45,617		$8,220,709,588

Derivative financial instruments[b]:
Assets:
Futures contracts	$14,538	$—	$—		$14,538
Liabilities:
Futures contracts	(6,563)	—	—		(6,563)

Total	$7,975	$—	$—		$7,975

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	53,179	$9,405,238	0.57%
General Dynamics Corp.	39,653	7,423,042	0.45
Lockheed Martin Corp.	34,795	9,311,142	0.56
Other securities[a]		16,276,891	0.98

		42,416,313	2.56
AIR FREIGHT & LOGISTICS
United Parcel Service Inc. Class B	96,040	10,305,092	0.62
Other securities[a]		8,318,361	0.50

		18,623,453	1.12
AIRLINES
Other securities[a]		8,436,686	0.51

		8,436,686	0.51
AUTO COMPONENTS
Other securities[a]		851,344	0.05

		851,344	0.05
AUTOMOBILES
Other securities[a]		2,132,287	0.13

		2,132,287	0.13
BANKS
Other securities[a]		17,429,966	1.05

		17,429,966	1.05
BEVERAGES
Coca-Cola Co. (The)	274,608	11,654,364	0.70
PepsiCo Inc.	111,372	12,458,072	0.75
Other securities[a]		7,735,295	0.47

		31,847,731	1.92
BIOTECHNOLOGY
AbbVie Inc.	222,107	14,472,492	0.87
Amgen Inc.	56,442	9,260,439	0.56
Biogen Inc.[b]	30,083	8,225,294	0.50
Celgene Corp.[b]	108,410	13,489,456	0.81
Gilead Sciences Inc.	182,134	12,370,541	0.75
Other securities[a]		14,783,349	0.89

		72,601,571	4.38
BUILDING PRODUCTS
Other securities[a]		4,454,515	0.27

		4,454,515	0.27
CAPITAL MARKETS
BlackRock Inc.[c]	8,340	3,198,474	0.19

Security	Shares	Value	% of Net Assets
Other securities[a]		$34,518,260	2.09%

		37,716,734	2.28
CHEMICALS
Other securities[a]		28,307,462	1.71

		28,307,462	1.71
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		9,805,838	0.59

		9,805,838	0.59
COMMUNICATIONS EQUIPMENT
Other securities[a]		7,677,145	0.46

		7,677,145	0.46
CONSTRUCTION & ENGINEERING
Other securities[a]		1,791,110	0.11

		1,791,110	0.11
CONSTRUCTION MATERIALS
Other securities[a]		4,798,646	0.29

		4,798,646	0.29
CONSUMER FINANCE
Other securities[a]		8,432,119	0.51

		8,432,119	0.51
CONTAINERS & PACKAGING
Other securities[a]		3,057,097	0.18

		3,057,097	0.18
DISTRIBUTORS
Other securities[a]		1,931,550	0.12

		1,931,550	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		788,745	0.05

		788,745	0.05
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	301,046	14,675,992	0.89
Other securities[a]		1,302,213	0.07

		15,978,205	0.96
ELECTRIC UTILITIES
Other securities[a]		5,349,536	0.32

		5,349,536	0.32
ELECTRICAL EQUIPMENT
Other securities[a]		7,546,049	0.46

		7,546,049	0.46

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		$14,054,176	0.85%

		14,054,176	0.85
ENERGY EQUIPMENT & SERVICES
Other securities[a]		12,187,128	0.73

		12,187,128	0.73
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		71,237,045	4.30

		71,237,045	4.30
FOOD & STAPLES RETAILING
Other securities[a]		2,106,590	0.13

		2,106,590	0.13
FOOD PRODUCTS
Other securities[a]		12,976,275	0.78

		12,976,275	0.78
GAS UTILITIES
Other securities[a]		1,223,254	0.07

		1,223,254	0.07
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		42,143,583	2.54

		42,143,583	2.54
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	134,013	21,979,472	1.33
Other securities[a]		18,768,519	1.13

		40,747,991	2.46
HEALTH CARE TECHNOLOGY
Other securities[a]		2,411,967	0.15

		2,411,967	0.15
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	70,755	9,170,556	0.55
Starbucks Corp.	203,084	11,858,075	0.72
Other securities[a]		18,711,195	1.13

		39,739,826	2.40
HOUSEHOLD DURABLES
Other securities[a]		5,654,264	0.34

		5,654,264	0.34
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	174,556	15,683,857	0.95
Other securities[a]		11,192,799	0.67

		26,876,656	1.62

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
3M Co.	56,491	$10,808,423	0.65%
General Electric Co.	571,406	17,027,899	1.03
Honeywell International Inc.	62,587	7,815,239	0.47
Other securities[a]		2,576,643	0.16

		38,228,204	2.31
INSURANCE
Other securities[a]		12,960,350	0.78

		12,960,350	0.78
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	55,184	48,922,823	2.95
Netflix Inc.[b]	59,977	8,865,201	0.53
Priceline Group Inc. (The)[b]	6,858	12,207,034	0.74
Other securities[a]		2,518,701	0.15

		72,513,759	4.37
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	41,403	35,101,463	2.12
Alphabet Inc. Class Cb	41,182	34,162,940	2.06
Facebook Inc. Class Ab	328,182	46,618,253	2.81
Other securities[a]		5,935,352	0.36

		121,818,008	7.35
IT SERVICES
Accenture PLC Class A	86,760	10,400,789	0.63
International Business Machines Corp.	68,174	11,871,820	0.72
MasterCard Inc. Class A	131,288	14,765,961	0.89
Visa Inc. Class A	258,907	23,009,065	1.39
Other securities[a]		38,131,990	2.29

		98,179,625	5.92
LEISURE PRODUCTS
Other securities[a]		2,593,885	0.16

		2,593,885	0.16
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		13,320,221	0.80

		13,320,221	0.80
MACHINERY
Other securities[a]		35,062,920	2.12

		35,062,920	2.12
MEDIA
Charter Communications Inc. Class Ab	29,976	9,811,744	0.59

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Comcast Corp. Class A	659,484	$24,790,004	1.50%
Time Warner Inc.	107,899	10,542,811	0.64
Walt Disney Co. (The)	119,600	13,561,444	0.82
Other securities[a]		15,028,154	0.90

		73,734,157	4.45
METALS & MINING
Other securities[a]		7,810,921	0.47

		7,810,921	0.47
MULTI-UTILITIES
Other securities[a]		6,580,194	0.40

		6,580,194	0.40
MULTILINE RETAIL
Other securities[a]		5,050,490	0.30

		5,050,490	0.30
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		28,243,884	1.70

		28,243,884	1.70
PERSONAL PRODUCTS
Other securities[a]		2,294,704	0.14

		2,294,704	0.14
PHARMACEUTICALS
Johnson & Johnson	230,638	28,725,963	1.73
Merck & Co. Inc.	237,207	15,072,133	0.91
Pfizer Inc.	464,449	15,888,800	0.96
Other securities[a]		16,358,063	0.99

		76,044,959	4.59
PROFESSIONAL SERVICES
Other securities[a]		5,852,462	0.35

		5,852,462	0.35
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		791,567	0.05

		791,567	0.05
ROAD & RAIL
Union Pacific Corp.	78,243	8,287,499	0.50
Other securities[a]		6,888,089	0.42

		15,175,588	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	55,879	12,235,266	0.74
Intel Corp.	316,232	11,406,488	0.69
NVIDIA Corp.	82,076	8,940,539	0.54
QUALCOMM Inc.	205,824	11,801,948	0.71
Texas Instruments Inc.	139,295	11,221,605	0.68

Security	Shares	Value	% of Net Assets
Other securities[a]		$26,420,177	1.59%

		82,026,023	4.95
SOFTWARE
Adobe Systems Inc.[b]	69,075	8,988,730	0.54
Microsoft Corp.	1,076,801	70,918,114	4.28
Oracle Corp.	242,229	10,805,836	0.65
salesforce.com Inc.[b]	91,261	7,528,120	0.45
Other securities[a]		29,039,107	1.76

		127,279,907	7.68
SPECIALTY RETAIL
Home Depot Inc. (The)	169,742	24,923,218	1.50
Other securities[a]		33,388,908	2.02

		58,312,126	3.52
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	731,079	105,026,809	6.34
Other securities[a]		1,935,945	0.11

		106,962,754	6.45
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		10,735,242	0.65

		10,735,242	0.65
THRIFTS & MORTGAGE FINANCE
Other securities[a]		419,079	0.03

		419,079	0.03
TOBACCO
Altria Group Inc.	270,251	19,301,327	1.16
Philip Morris International Inc.	118,898	13,423,584	0.81
Reynolds American Inc.	115,246	7,262,803	0.44

		39,987,714	2.41
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		6,483,472	0.39

		6,483,472	0.39
WATER UTILITIES
Other securities[a]		2,354,616	0.14

		2,354,616	0.14

TOTAL COMMON STOCKS
(Cost: $1,537,035,704)		1,654,149,688	99.80

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	10,113,234	$10,117,280	0.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	1,279,003	1,279,003	0.08

		11,396,283	0.69

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,396,238)		11,396,283	0.69

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,548,431,942)[g]		1,665,545,971	100.49
Other Assets, Less Liabilities		(8,175,150)	(0.49)

NET ASSETS		$1,657,370,821	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,551,548,666. Net unrealized appreciation was $113,997,305, of which $135,226,854 represented gross unrealized appreciation on securities and $21,229,549 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,073	8,843	(3,576)	8,340	$3,198,474	$22,865	$(29,349)

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	25	Jun. 2017	Chicago Mercantile	$2,951,361	$2,949,000	$(2,361)

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,654,120,367	$—	$29,321	$1,654,149,688
Money market funds	11,396,283	—	—	11,396,283

Total	$1,665,516,650	$—	$29,321	$1,665,545,971

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(2,361)	$—	$—	$(2,361)

Total	$(2,361)	$—	$—	$(2,361)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	125,706	$14,105,470	0.83%
Other securities[a]		16,590,246	0.98

		30,695,716	1.81
AIR FREIGHT & LOGISTICS
Other securities[a]		1,563,336	0.09

		1,563,336	0.09
AIRLINES
Other securities[a]		11,079,716	0.65

		11,079,716	0.65
AUTO COMPONENTS
Other securities[a]		7,465,500	0.44

		7,465,500	0.44
AUTOMOBILES
Ford Motor Co.	654,748	7,621,267	0.45
General Motors Co.	228,651	8,085,099	0.48

		15,706,366	0.93
BANKS
Bank of America Corp.	1,681,566	39,668,142	2.34
Citigroup Inc.	464,750	27,801,345	1.64
JPMorgan Chase & Co.	599,145	52,628,897	3.11
PNC Financial Services Group Inc. (The)[b]	81,551	9,805,692	0.58
Wells Fargo & Co.	755,321	42,041,167	2.48
Other securities[a]		48,061,927	2.85

		220,007,170	13.00
BEVERAGES
Coca-Cola Co. (The)	317,589	13,478,477	0.80
PepsiCo Inc.	105,334	11,782,661	0.70
Other securities[a]		6,082,692	0.35

		31,343,830	1.85
BIOTECHNOLOGY
Amgen Inc.	55,590	9,120,651	0.54
Other securities[a]		2,263,428	0.13

		11,384,079	0.67
BUILDING PRODUCTS
Other securities[a]		8,239,180	0.49

		8,239,180	0.49
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	174,014	8,218,681	0.49

Security	Shares	Value	% of Net Assets
BlackRock Inc.[b]	10,414	$3,993,873	0.24%
Goldman Sachs Group Inc. (The)	62,149	14,276,868	0.84
Morgan Stanley	241,024	10,325,468	0.61
Other securities[a]		21,907,049	1.29

		58,721,939	3.47
CHEMICALS
Dow Chemical Co. (The)	187,234	11,896,848	0.70
Other securities[a]		35,685,347	2.11

		47,582,195	2.81
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		2,743,124	0.16

		2,743,124	0.16
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	839,996	28,391,865	1.68
Other securities[a]		3,079,364	0.18

		31,471,229	1.86
CONSTRUCTION & ENGINEERING
Other securities[a]		4,533,833	0.27

		4,533,833	0.27
CONSUMER FINANCE
Other securities[a]		17,365,416	1.03

		17,365,416	1.03
CONTAINERS & PACKAGING
Other securities[a]		11,964,249	0.71

		11,964,249	0.71
DISTRIBUTORS
Other securities[a]		2,299,808	0.14

		2,299,808	0.14
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		2,016,126	0.12

		2,016,126	0.12
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	318,581	53,101,081	3.14
Other securities[a]		1,426,308	0.08

		54,527,389	3.22
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,030,155	42,802,940	2.53
Verizon Communications Inc.	321,357	15,666,154	0.93

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$3,849,514	0.22%

		62,318,608	3.68
ELECTRIC UTILITIES
Duke Energy Corp.	117,351	9,623,956	0.57
Southern Co. (The)	166,237	8,275,278	0.49
Other securities[a]		49,060,932	2.90

		66,960,166	3.96
ELECTRICAL EQUIPMENT
Other securities[a]		12,187,020	0.72

		12,187,020	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		9,100,155	0.54

		9,100,155	0.54
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	128,617	10,044,988	0.59
Other securities[a]		16,186,074	0.96

		26,231,062	1.55
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		38,322,111	2.26

		38,322,111	2.26
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	73,629	12,346,847	0.73
CVS Health Corp.	172,042	13,505,297	0.80
Wal-Mart Stores Inc.	252,582	18,206,111	1.08
Walgreens Boots Alliance Inc.	143,032	11,878,808	0.70
Other securities[a]		9,587,269	0.56

		65,524,332	3.87
FOOD PRODUCTS
Kraft Heinz Co. (The)	100,036	9,084,269	0.54
Mondelez International Inc. Class A	256,071	11,031,539	0.65
Other securities[a]		25,212,281	1.49

		45,328,089	2.68
GAS UTILITIES
Other securities[a]		4,807,915	0.28

		4,807,915	0.28
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	289,847	12,872,105	0.76
Medtronic PLC	229,608	18,497,220	1.09
Other securities[a]		16,832,018	1.00

		48,201,343	2.85

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
Anthem Inc.	44,345	$7,333,776	0.43%
Other securities[a]		39,478,078	2.34

		46,811,854	2.77
HEALTH CARE TECHNOLOGY
Other securities[a]		391,596	0.02

		391,596	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		14,000,917	0.83

		14,000,917	0.83
HOUSEHOLD DURABLES
Other securities[a]		13,046,541	0.77

		13,046,541	0.77
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	218,695	19,649,746	1.16
Other securities[a]		10,827,764	0.64

		30,477,510	1.80
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		2,252,033	0.13

		2,252,033	0.13
INDUSTRIAL CONGLOMERATES
General Electric Co.	775,631	23,113,804	1.37
Other securities[a]		14,256,173	0.84

		37,369,977	2.21
INSURANCE
American International Group Inc.	156,096	9,745,073	0.58
Chubb Ltd.	78,123	10,644,259	0.63
MetLife Inc.	182,374	9,632,995	0.57
Prudential Financial Inc.	72,121	7,693,868	0.45
Other securities[a]		48,854,662	2.88

		86,570,857	5.11
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		546,670	0.03

		546,670	0.03
INTERNET SOFTWARE & SERVICES
Other securities[a]		10,304,612	0.61

		10,304,612	0.61
IT SERVICES
International Business Machines Corp.	61,905	10,780,137	0.64

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$7,498,800	0.44%

		18,278,937	1.08
LEISURE PRODUCTS
Other securities[a]		1,996,321	0.12

		1,996,321	0.12
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		8,943,398	0.53

		8,943,398	0.53
MACHINERY
Other securities[a]		22,398,476	1.32

		22,398,476	1.32
MARINE
Other securities[a]		649,554	0.04

		649,554	0.04
MEDIA
Walt Disney Co. (The)	100,044	11,343,989	0.67
Other securities[a]		13,716,735	0.81

		25,060,724	1.48
METALS & MINING
Other securities[a]		5,653,449	0.33

		5,653,449	0.33
MULTI-UTILITIES
Other securities[a]		30,924,770	1.83

		30,924,770	1.83
MULTILINE RETAIL
Other securities[a]		9,643,369	0.57

		9,643,369	0.57
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	317,538	34,094,055	2.01
ConocoPhillips	207,293	10,337,702	0.61
Exxon Mobil Corp.	695,522	57,039,759	3.37
Kinder Morgan Inc./DE	322,035	7,001,041	0.41
Other securities[a]		50,334,916	2.98

		158,807,473	9.38
PAPER & FOREST PRODUCTS
Other securities[a]		996,715	0.06

		996,715	0.06
PERSONAL PRODUCTS
Other securities[a]		3,345,997	0.20

		3,345,997	0.20
PHARMACEUTICALS
Allergan PLC	56,231	13,434,711	0.79

Security	Shares	Value	% of Net Assets
Eli Lilly & Co.	91,204	$7,671,168	0.45%
Johnson & Johnson	177,504	22,108,123	1.31
Merck & Co. Inc.	175,003	11,119,691	0.66
Pfizer Inc.	439,273	15,027,529	0.89
Other securities[a]		13,198,625	0.78

		82,559,847	4.88
PROFESSIONAL SERVICES
Other securities[a]		3,767,183	0.22

		3,767,183	0.22
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		1,986,454	0.12

		1,986,454	0.12
ROAD & RAIL
Other securities[a]		15,424,740	0.91

		15,424,740	0.91
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	412,392	14,874,979	0.88
Other securities[a]		9,564,228	0.56

		24,439,207	1.44
SOFTWARE
Oracle Corp.	211,143	9,419,089	0.56
Other securities[a]		6,030,738	0.35

		15,449,827	0.91
SPECIALTY RETAIL
Other securities[a]		18,114,522	1.07

		18,114,522	1.07
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		20,229,789	1.19

		20,229,789	1.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		12,352,247	0.73

		12,352,247	0.73
THRIFTS & MORTGAGE FINANCE
Other securities[a]		1,151,379	0.07

		1,151,379	0.07
TOBACCO
Philip Morris International Inc.	117,105	13,221,154	0.78

		13,221,154	0.78
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		823,675	0.05

		823,675	0.05

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
WATER UTILITIES
Other securities[a]		$471,641	0.03%

		471,641	0.03
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		429,727	0.03

		429,727	0.03

TOTAL COMMON STOCKS
(Cost: $1,624,128,551)		1,688,584,144	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	9,702,769	9,706,650	0.57
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	2,866,301	2,866,301	0.17

		12,572,951	0.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,572,610)		12,572,951	0.74

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,636,701,161)[g]	$1,701,157,095	100.50%
Other Assets, Less Liabilities	(8,448,225)	(0.50)

NET ASSETS	$1,692,708,870	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,658,204,000. Net unrealized appreciation was $42,953,095, of which $99,176,077 represented gross unrealized appreciation on securities and $56,222,982 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,782	11,250	(6,618)	10,414	$3,993,873	$79,641	$104,704
PNC Financial Services Group Inc. (The)	34,932	54,966	(8,347)	81,551	9,805,692	87,245	156,492
PennyMac Financial Services Inc. Class A	726	—	(726)	—	—	—	(3,444)
PennyMac Mortgage Investment Trust	2,669	3,981	(6,650)	—	—	9,030	(9,363)

					$13,799,565	$175,916	$248,389

SUMMARY SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	20	Jun. 2017	Chicago Mercantile	$2,359,229	$2,359,200	$(29)
S&P MidCap 400 E-Mini	9	Jun. 2017	Chicago Mercantile	1,535,138	1,546,380	11,242

				Net unrealized appreciation		$11,213

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,688,584,133	$—	$11	$1,688,584,144
Money market funds	12,572,951	—	—	12,572,951

Total	$1,701,157,084	$—	$11	$1,701,157,095

Derivative financial instruments[a]:
Assets:
Futures contracts	$11,242	$—	$—	$11,242
Liabilities:
Futures contracts	(29)	—	—	(29)

Total	$11,213	$—	$—	$11,213

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$87,665,444,596	$34,657,202,104	$25,858,360,070
Affiliated (Note 2)	1,167,332,621	1,652,214,421	2,418,140,153

Total cost of investments	$88,832,777,217	$36,309,416,525	$28,276,500,223

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$101,064,027,281	$39,158,670,899	$29,914,537,280
Affiliated (Note 2)	1,271,642,557	1,652,817,001	2,418,801,268

Total fair value of investments	102,335,669,838	40,811,487,900	32,333,338,548
Cash pledged to broker	8,797,800	2,742,100	1,427,010
Cash	4,574,203	97,871,415	1,424,973
Receivables:
Investment securities sold	—	3,954,693	47,116,332
Dividends and interest	105,980,977	37,823,441	27,831,758
Capital shares sold	321,939	15,771,901	6,313,728
Futures variation margin	—	7,540	55,404

Total Assets	102,455,344,757	40,969,658,990	32,417,507,753

LIABILITIES
Payables:
Investment securities purchased	—	114,405,572	38,566,672
Collateral for securities on loan (Note 1)	629,523,473	1,614,799,195	2,405,636,900
Capital shares redeemed	26,866	3,653,345	3,404,487
Futures variation margin	470,340	—	—
Investment advisory fees (Note 2)	3,415,317	2,298,774	1,765,485

Total Liabilities	633,435,996	1,735,156,886	2,449,373,544

NET ASSETS	$101,821,908,761	$39,234,502,104	$29,968,134,209

Net assets consist of:
Paid-in capital	$90,357,474,837	$35,709,036,871	$26,861,015,213
Accumulated net realized loss	(2,038,289,409)	(976,989,699)	(950,070,511)
Net unrealized appreciation	13,502,723,333	4,502,454,932	4,057,189,507

NET ASSETS	$101,821,908,761	$39,234,502,104	$29,968,134,209

Shares outstanding[b]	429,250,000	229,050,000	432,900,000	[c]

Net asset value per share	$237.21	$171.29	$69.23	[c]

[a]	Securities on loan with values of $615,888,281, $1,578,764,042 and $2,352,874,462, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on January 18, 2017. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Core S&P Total U.S. Stock Market ETF		iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,881,481,772		$1,533,848,457		$1,611,726,669
Affiliated (Note 2)	239,272,288		14,583,485		24,974,492

Total cost of investments	$7,120,754,060		$1,548,431,942		$1,636,701,161

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,975,397,800		$1,650,951,214		$1,674,784,579
Affiliated (Note 2)	245,311,788		14,594,757		26,372,516

Total fair value of investments	8,220,709,588		1,665,545,971		1,701,157,095
Cash pledged to broker	1,042,790		111,620		208,190
Cash	1,685,493		593,172		70,622
Receivables:
Investment securities sold	28,814		—		—
Dividends and interest	8,623,678		1,300,170		1,951,006
Capital shares sold	217,496		—		–

Total Assets	8,232,307,859		1,667,550,933		1,703,386,913

LIABILITIES
Payables:
Investment securities purchased	620,551		—		899,965
Collateral for securities on loan (Note 1)	196,323,853		10,111,068		9,706,186
Futures variation margin	48,040		5,453		5,861
Investment advisory fees (Note 2)	197,347		63,591		66,031

Total Liabilities	197,189,791		10,180,112		10,678,043

NET ASSETS	$8,035,118,068		$1,657,370,821		$1,692,708,870

Net assets consist of:
Paid-in capital	$7,055,418,825		$1,663,324,444		$1,693,812,124
Undistributed (distributions in excess of) net investment income	(6,695)		9		13
Accumulated net realized loss	(120,257,565)		(123,065,300)		(65,570,414)
Net unrealized appreciation	1,099,963,503		117,111,668		64,467,147

NET ASSETS	$8,035,118,068		$1,657,370,821		$1,692,708,870

Shares outstanding[b]	148,750,000	[c]	35,750,000	[c]	33,550,000	[d]

Net asset value per share	$54.02	[c]	$46.36	[c]	$50.45	[d]

[a]	Securities on loan with values of $190,979,292, $9,899,707 and $9,455,177, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[d]	Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,724,551,645	$489,288,156	$312,067,946
Dividends — affiliated (Note 2)	10,157,067	161,261	125,273
Interest — unaffiliated	27,551	5,661	38,171
Securities lending income — affiliated — net (Note 2)	4,225,528	7,541,584	16,404,167

Total investment income	1,738,961,791	496,996,662	328,635,557

EXPENSES
Investment advisory fees (Note 2)	44,510,327	29,202,155	20,478,580

Total expenses	44,510,327	29,202,155	20,478,580

Net investment income	1,694,451,464	467,794,507	308,156,977

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(407,491,468)	(301,661,256)	(458,969,346)
Investments — affiliated (Note 2)	(342,340)	(4,074)	13,540
In-kind redemptions — unaffiliated	2,874,505,339	1,565,151,301	1,841,386,713
In-kind redemptions — affiliated (Note 2)	14,336,567	—	—
Futures contracts	48,437,003	11,842,516	7,670,082
Realized gain distributions from affiliated funds	18,775	5,688	3,320

Net realized gain	2,529,463,876	1,275,334,175	1,390,104,309

Net change in unrealized appreciation/depreciation on:
Investments	9,125,269,139	4,156,440,293	3,067,985,624
Futures contracts	(3,536,549)	(1,146,715)	(349,001)

Net change in unrealized appreciation/depreciation	9,121,732,590	4,155,293,578	3,067,636,623

Net realized and unrealized gain	11,651,196,466	5,430,627,753	4,457,740,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,345,647,930	$5,898,422,260	$4,765,897,909

[a]	Net of foreign withholding tax of $ —, $ — and $37,070, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$103,858,403	$16,070,445	$23,160,677
Dividends — affiliated (Note 2)	562,231	29,426	182,305
Interest — unaffiliated	368	—	19
Securities lending income — affiliated — net (Note 2)	1,853,658	377,626	150,419

Total investment income	106,274,660	16,477,497	23,493,420

EXPENSES
Investment advisory fees (Note 2)	1,579,185	654,065	599,929

Total expenses	1,579,185	654,065	599,929

Net investment income	104,695,475	15,823,432	22,893,491

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(43,136,305)	(40,196,871)	3,209,642
Investments — affiliated (Note 2)	(1,303)	(25,371)	(25,078)
In-kind redemptions — unaffiliated	73,156,268	47,065,658	25,015,560
In-kind redemptions — affiliated (Note 2)	245,515	2,188	276,020
Futures contracts	2,416,469	428,864	586,313
Payment from affiliate (Note 2)	—	51,965	65,120
Realized gain distributions from affiliated funds	527	176	257

Net realized gain	32,681,171	7,326,609	29,127,834

Net change in unrealized appreciation/depreciation on:
Investments	765,012,904	142,192,419	112,893,613
Futures contracts	(260,910)	(32,134)	(41,710)

Net change in unrealized appreciation/depreciation	764,751,994	142,160,285	112,851,903

Net realized and unrealized gain	797,433,165	149,486,894	141,979,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$902,128,640	$165,310,326	$164,873,228

[a]	Net of foreign withholding tax of $7,143, $274 and $5,057, respectively.

See notes to financial statements.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,694,451,464	$1,431,123,121	$467,794,507	$388,374,781
Net realized gain	2,529,463,876	2,732,231,955	1,275,334,175	799,125,780
Net change in unrealized appreciation/depreciation	9,121,732,590	(3,021,855,835)	4,155,293,578	(2,285,744,065)

Net increase (decrease) in net assets resulting from operations	13,345,647,930	1,141,499,241	5,898,422,260	(1,098,243,504)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,717,738,388)	(1,594,214,272)	(536,139,428)	(408,032,284)

Total distributions to shareholders	(1,717,738,388)	(1,594,214,272)	(536,139,428)	(408,032,284)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,385,088,896	14,490,631,041	12,461,432,242	6,869,705,079
Cost of shares redeemed	(10,292,344,455)	(11,679,768,186)	(5,172,152,054)	(4,641,436,971)

Net increase in net assets from capital share transactions	19,092,744,441	2,810,862,855	7,289,280,188	2,228,268,108

INCREASE IN NET ASSETS	30,720,653,983	2,358,147,824	12,651,563,020	721,992,320

NET ASSETS
Beginning of year	71,101,254,778	68,743,106,954	26,582,939,084	25,860,946,764

End of year	$101,821,908,761	$71,101,254,778	$39,234,502,104	$26,582,939,084

Undistributed net investment income included in net assets at end of year	$—	$—	$—	$19,074,970

SHARES ISSUED AND REDEEMED
Shares sold	132,500,000	71,050,000	77,200,000	47,250,000
Shares redeemed	(47,350,000)	(57,650,000)	(32,550,000)	(33,000,000)

Net increase in shares outstanding	85,150,000	13,400,000	44,650,000	14,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Year ended March 31, 2017[a]	Year ended March 31, 2016[a]	Year ended March 31, 2017[b]	Year ended March 31, 2016[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$308,156,977	$236,296,053	$104,695,475	$54,866,467
Net realized gain (loss)	1,390,104,309	831,119,260	32,681,171	(28,904,057)
Net change in unrealized appreciation/depreciation	3,067,636,623	(1,642,193,669)	764,751,994	14,817,821

Net increase (decrease) in net assets resulting from operations	4,765,897,909	(574,778,356)	902,128,640	40,780,231

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(315,168,163)	(244,297,334)	(106,763,679)	(57,244,775)

Total distributions to shareholders	(315,168,163)	(244,297,334)	(106,763,679)	(57,244,775)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,880,471,943	4,557,741,667	3,722,112,153	1,606,678,652
Cost of shares redeemed	(4,674,100,323)	(2,612,168,239)	(181,570,852)	(74,016,054)

Net increase in net assets from capital share transactions	8,206,371,620	1,945,573,428	3,540,541,301	1,532,662,598

INCREASE IN NET ASSETS	12,657,101,366	1,126,497,738	4,335,906,262	1,516,198,054

NET ASSETS
Beginning of year	17,311,032,843	16,184,535,105	3,699,211,806	2,183,013,752

End of year	$29,968,134,209	$17,311,032,843	$8,035,118,068	$3,699,211,806

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$—	$(6,695)	$2,559,857

SHARES ISSUED AND REDEEMED
Shares sold	171,000,000	80,800,000	72,100,000	34,900,000
Shares redeemed	(45,500,000)	(47,600,000)	(2,650,000)	(1,700,000)

Net increase in shares outstanding	125,500,000	33,200,000	69,450,000	33,200,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on January 18, 2017. See Note 4.
[b]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Year ended March 31, 2017[a]	Year ended March 31, 2016[a]	Year ended March 31, 2017[b]	Year ended March 31, 2016[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,823,432	$12,324,438	$22,893,491	$19,675,408
Net realized gain	7,326,609	80,666,556	29,127,834	48,972,435
Net change in unrealized appreciation/depreciation	142,160,285	(116,656,100)	112,851,903	(108,000,273)

Net increase (decrease) in net assets resulting from operations	165,310,326	(23,665,106)	164,873,228	(39,352,430)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,059,709)	(12,280,929)	(23,561,593)	(21,637,096)

Total distributions to shareholders	(16,059,709)	(12,280,929)	(23,561,593)	(21,637,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	938,664,535	771,258,877	974,883,348	371,180,603
Cost of shares redeemed	(297,827,469)	(455,992,725)	(144,027,119)	(479,434,843)

Net increase (decrease) in net assets from capital share transactions	640,837,066	315,266,152	830,856,229	(108,254,240)

INCREASE (DECREASE) IN NET ASSETS	790,087,683	279,320,117	972,167,864	(169,243,766)

NET ASSETS
Beginning of year	867,283,138	587,963,021	720,541,006	889,784,772

End of year	$1,657,370,821	$867,283,138	$1,692,708,870	$720,541,006

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$9	$153,891	$13	$(18,713)

SHARES ISSUED AND REDEEMED
Shares sold	20,900,000	18,900,000	19,750,000	8,550,000
Shares redeemed	(6,550,000)	(12,000,000)	(3,000,000)	(11,550,000)

Net increase (decrease) in shares outstanding	14,350,000	6,900,000	16,750,000	(3,000,000)

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Share transactions reflect a three-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$206.63	$207.87	$188.12	$157.51	$141.28

Income from investment operations:
Net investment income[a]	4.53	4.28	4.01	3.51	3.20
Net realized and unrealized gain (loss)[b]	30.49	(0.76)	19.69	30.53	16.14

Total from investment operations	35.02	3.52	23.70	34.04	19.34

Less distributions from:
Net investment income	(4.44)	(4.76)	(3.95)	(3.43)	(3.11)

Total distributions	(4.44)	(4.76)	(3.95)	(3.43)	(3.11)

Net asset value, end of year	$237.21	$206.63	$207.87	$188.12	$157.51

Total return	17.12%	1.74%[c]	12.66%	21.79%	13.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$101,821,909	$71,101,255	$68,743,107	$54,366,052	$41,031,303
Ratio of expenses to average net assets	0.05%	0.07%	0.07%	0.07%	0.08%
Ratio of net investment income to average net assets	2.05%	2.09%	2.00%	2.02%	2.23%
Portfolio turnover rate[d]	5%	4%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 1.73%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$144.16	$151.99	$137.47	$115.10	$99.26

Income from investment operations:
Net investment income[a]	2.35	2.16	1.99	1.74	1.56
Net realized and unrealized gain (loss)[b]	27.42	(7.77)	14.51	22.45	15.82

Total from investment operations	29.77	(5.61)	16.50	24.19	17.38

Less distributions from:
Net investment income	(2.64)	(2.22)	(1.98)	(1.82)	(1.54)

Total distributions	(2.64)	(2.22)	(1.98)	(1.82)	(1.54)

Net asset value, end of year	$171.29	$144.16	$151.99	$137.47	$115.10

Total return	20.81%	(3.67)%	12.09%	21.16%	17.72%

Ratios/Supplemental data:
Net assets, end of year (000s)	$39,234,502	$26,582,939	$25,860,947	$20,641,055	$15,187,141
Ratio of expenses to average net assets	0.09%	0.12%	0.13%	0.14%	0.17%
Ratio of net investment income to average net assets	1.49%	1.50%	1.40%	1.39%	1.55%
Portfolio turnover rate[c]	14%	15%	15%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of year	$56.31	$59.02	$55.08	$43.59	$38.16

Income from investment operations:
Net investment income[b]	0.87	0.81	0.74	0.59	0.64
Net realized and unrealized gain (loss)[c]	12.90	(2.70)	3.95	11.49	5.44

Total from investment operations	13.77	(1.89)	4.69	12.08	6.08

Less distributions from:
Net investment income	(0.85)	(0.82)	(0.75)	(0.59)	(0.65)

Total distributions	(0.85)	(0.82)	(0.75)	(0.59)	(0.65)

Net asset value, end of year	$69.23	$56.31	$59.02	$55.08	$43.59

Total return	24.56%	(3.19)%	8.61%	27.84%	16.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$29,968,134	$17,311,033	$16,184,535	$14,254,909	$9,737,264
Ratio of expenses to average net assets	0.09%	0.12%	0.13%	0.14%	0.17%
Ratio of net investment income to average net assets	1.38%	1.44%	1.33%	1.18%	1.66%
Portfolio turnover rate[d]	13%	17%	14%	11%	12%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of year	$46.65	$47.35	$42.87	$35.81	$31.99

Income from investment operations:
Net investment income[b]	1.00	0.96	0.89	0.78	0.69
Net realized and unrealized gain (loss)[c]	7.33	(0.73)	4.42	7.01	3.79

Total from investment operations	8.33	0.23	5.31	7.79	4.48

Less distributions from:
Net investment income	(0.96)	(0.93)	(0.83)	(0.73)	(0.66)

Total distributions	(0.96)	(0.93)	(0.83)	(0.73)	(0.66)

Net asset value, end of year	$54.02	$46.65	$47.35	$42.87	$35.81

Total return	18.02%	0.51%	12.47%	21.93%	14.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,035,118	$3,699,212	$2,183,014	$1,187,449	$601,586
Ratio of expenses to average net assets	0.03%	0.05%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets	1.99%	2.08%	1.95%	1.96%	2.12%
Portfolio turnover rate[d]	8%	14%	4%	5%	5%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of year	$40.53	$40.55	$35.54	$29.21	$26.94

Income from investment operations:
Net investment income[b]	0.65	0.61	0.55	0.45	0.44
Net realized and unrealized gain (loss)[c]	5.77	(0.08)	4.99	6.32	2.27

Total from investment operations	6.42	0.53	5.54	6.77	2.71

Less distributions from:
Net investment income	(0.59)	(0.55)	(0.53)	(0.44)	(0.44)

Total distributions	(0.59)	(0.55)	(0.53)	(0.44)	(0.44)

Net asset value, end of year	$46.36	$40.53	$40.55	$35.54	$29.21

Total return	15.98%	1.31%	15.67%	23.24%	10.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,657,371	$867,283	$587,963	$472,624	$388,537
Ratio of expenses to average net assets	0.06%	0.08%	0.12%	0.25%	0.25%
Ratio of net investment income to average net assets	1.51%	1.52%	1.44%	1.36%	1.63%
Portfolio turnover rate[d]	43%	14%	13%	15%	18%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Year ended Mar. 31, 2017[a]	Year ended Mar. 31, 2016[a]	Year ended Mar. 31, 2015[a]	Year ended Mar. 31, 2014[a]	Year ended Mar. 31, 2013[a]
Net asset value, beginning of year	$42.89	$44.94	$42.13	$35.45	$30.63

Income from investment operations:
Net investment income[b]	1.12	1.04	0.97	0.81	0.75
Net realized and unrealized gain (loss)[c]	7.45	(1.97)	2.74	6.70	4.79

Total from investment operations	8.57	(0.93)	3.71	7.51	5.54

Less distributions from:
Net investment income	(1.01)	(1.12)	(0.90)	(0.83)	(0.72)

Total distributions	(1.01)	(1.12)	(0.90)	(0.83)	(0.72)

Net asset value, end of year	$50.45	$42.89	$44.94	$42.13	$35.45

Total return	20.18%	(2.05)%	8.83%	21.34%	18.43%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,692,709	$720,541	$889,785	$587,712	$404,186
Ratio of expenses to average net assets	0.06%	0.08%	0.11%	0.25%	0.25%
Ratio of net investment income to average net assets	2.36%	2.41%	2.20%	2.10%	2.37%
Portfolio turnover rate[d]	49%	18%	13%	13%	16%

[a]	Per share amounts reflect a three-for-one stock split effective after the close of trading on July 22, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth[a]	Diversified
Core S&P U.S. Value[b]	Diversified

[a]	Formerly the iShares Core Russell U.S. Growth ETF and, prior to that, the iShares Core U.S. Growth ETF.
[b]	Formerly the iShares Core Russell U.S. Value ETF and, prior to that, the iShares Core U.S. Value ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”),

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P 500
Barclays Capital Inc.	$9,403,307	$9,403,307	$—
BNP Paribas New York Branch	2,083,586	2,083,586	—
BNP Paribas Prime Brokerage Inc.	14,994,715	14,994,715	—
BNP Paribas Prime Brokerage International Ltd.	16,481,299	16,481,299	—
Citigroup Global Markets Inc.	15,658,953	15,658,953	—
Credit Suisse Securities (USA) LLC	44,770,554	44,770,554	—
Deutsche Bank Securities Inc.	95,875	95,875	—
Goldman Sachs & Co.	26,848,413	26,848,413	—
HSBC Bank PLC	90,843	90,843	—
Jefferies LLC	8,914	8,914	—
JPMorgan Securities LLC	100,508,478	100,508,478	—
Merrill Lynch, Pierce, Fenner & Smith	203,913,124	203,913,124	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	91,779,483	91,779,483	—
National Financial Services LLC	52,123	52,123	—
Nomura Securities International Inc.	658,594	658,594	—
Scotia Capital (USA) Inc.	3,200,160	3,200,160	—
State Street Bank & Trust Company	67,401,508	67,401,508	—
UBS AG	5,904,161	5,904,161	—
UBS Securities LLC	10,958,011	10,958,011	—
Wells Fargo Securities LLC	1,076,180	1,076,180	—

	$615,888,281	$615,888,281	$—

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Mid-Cap
Barclays Capital Inc.	$21,698,803	$21,698,803	$—
BNP Paribas New York Branch	7,524,368	7,524,368	—
BNP Paribas Prime Brokerage Inc.	1,753,932	1,753,932	—
BNP Paribas Prime Brokerage International Ltd.	5,165,771	5,165,771	—
Citigroup Global Markets Inc.	52,631,683	52,631,683	—
Credit Suisse Securities (USA) LLC	76,158,450	76,158,450	—
Deutsche Bank Securities Inc.	113,286,818	113,286,818	—
Goldman Sachs & Co.	351,834,579	351,834,579	—
HSBC Bank PLC	22,612,017	22,612,017	—
Jefferies LLC	3,372,059	3,372,059	—
JPMorgan Securities LLC	337,101,011	337,101,011	—
Merrill Lynch, Pierce, Fenner & Smith	68,762,051	68,762,051	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	285,490,949	285,490,949	—
National Financial Services LLC	1,184,723	1,184,723	—
Nomura Securities International Inc.	5,565,761	5,565,761	—
Scotia Capital (USA) Inc.	9,165,668	9,165,668	—
SG Americas Securities LLC	6,529,896	6,529,896	—
State Street Bank & Trust Company	99,915,630	99,915,630	—
UBS AG	25,865,061	25,865,061	—
UBS Securities LLC	73,338,955	73,338,955	—
Wells Fargo Securities LLC	9,805,857	9,805,857	—

	$1,578,764,042	$1,578,764,042	$—

Core S&P Small-Cap
Barclays Capital Inc.	$54,316,407	$54,316,407	$—
BNP Paribas New York Branch	28,469,807	28,469,807	—
BNP Paribas Prime Brokerage Inc.	16,102,617	16,102,617	—
BNP Paribas Prime Brokerage International Ltd.	42,144,128	42,144,128	—
Citigroup Global Markets Inc.	112,934,064	112,934,064	—
Credit Suisse Securities (USA) LLC	173,588,730	173,588,730	—
Deutsche Bank Securities Inc.	115,386,161	115,386,161	—
Goldman Sachs & Co.	564,218,123	564,218,123	—
HSBC Bank PLC	33,720,852	33,720,852	—
Jefferies LLC	24,916,282	24,916,282	—
JPMorgan Securities LLC	331,171,151	331,171,151	—
Merrill Lynch, Pierce, Fenner & Smith	167,301,932	167,301,932	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	434,091,431	434,091,431	—
National Financial Services LLC	45,437,636	45,437,636	—
Nomura Securities International Inc.	8,947,697	8,947,697	—
RBC Capital Markets LLC	10,532,500	10,532,500	—
Scotia Capital (USA) Inc.	6,642,598	6,642,598	—
SG Americas Securities LLC	5,075,603	5,075,603	—
State Street Bank & Trust Company	55,783,145	55,783,145	—
Timber Hill LLC	1,015,326	1,015,326	—
UBS AG	29,428,563	29,428,563	—
UBS Securities LLC	59,612,586	59,612,586	—
Wells Fargo Securities LLC	32,037,123	32,037,123	—

	$2,352,874,462	$2,352,874,462	$—

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P Total U.S. Stock Market
Barclays Capital Inc.	$4,635,397	$4,635,397	$—
BNP Paribas New York Branch	4,838,410	4,838,410	—
BNP Paribas Prime Brokerage Inc.	615,283	615,283	—
BNP Paribas Prime Brokerage International Ltd.	3,286,145	3,286,145	—
Citigroup Global Markets Inc.	8,528,603	8,528,603	—
Credit Suisse Securities (USA) LLC	24,943,372	24,943,372	—
Deutsche Bank Securities Inc.	14,183,910	14,183,910	—
Goldman Sachs & Co.	28,885,540	28,885,540	—
HSBC Bank PLC	3,879,437	3,879,437	—
Jefferies LLC	951,283	951,283	—
JPMorgan Securities LLC	34,737,338	34,737,338	—
Merrill Lynch, Pierce, Fenner & Smith	10,791,330	10,791,330	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	24,864,687	24,864,687	—
National Financial Services LLC	748,855	748,855	—
Nomura Securities International Inc.	544,264	544,264	—
Scotia Capital (USA) Inc.	2,477,276	2,477,276	—
SG Americas Securities LLC	114,214	114,214	—
State Street Bank & Trust Company	12,713,781	12,713,781	—
Timber Hill LLC	155,571	155,571	—
UBS AG	2,590,715	2,590,715	—
UBS Securities LLC	3,348,850	3,348,850	—
Wells Fargo Bank, National Association	465,284	465,284	—
Wells Fargo Securities LLC	2,679,747	2,679,747	—

	$190,979,292	$190,979,292	$—

Core S&P U.S. Growth
Barclays Capital Inc.	$29,112	$29,112	$—
BNP Paribas Prime Brokerage Inc.	10,098	10,098	—
Citigroup Global Markets Inc.	466,927	466,927	—
Credit Suisse Securities (USA) LLC	328,164	328,164	—
Deutsche Bank Securities Inc.	68,817	68,817	—
Goldman Sachs & Co.	1,174,055	1,174,055	—
HSBC Bank PLC	806,419	804,365	(2,054)
JPMorgan Securities LLC	455,086	455,086	—
Merrill Lynch, Pierce, Fenner & Smith	4,026,782	4,026,782	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,635	25,635	—
Scotia Capital (USA) Inc.	82,667	82,667	—
State Street Bank & Trust Company	1,503,886	1,503,886	—
UBS AG	922,059	922,059	—

	$9,899,707	$9,897,653	$(2,054)

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core S&P U.S. Value
Barclays Capital Inc.	$58,846	$58,846	$—
BNP Paribas Prime Brokerage Inc.	116,493	116,493	—
Citigroup Global Markets Inc.	854,355	854,355	—
Credit Suisse Securities (USA) LLC	565,922	565,922	—
Deutsche Bank Securities Inc.	744,609	744,609	—
Goldman Sachs & Co.	728,542	728,542	—
JPMorgan Securities LLC	2,075,484	2,075,484	—
Merrill Lynch, Pierce, Fenner & Smith	516,408	516,408	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,380,314	1,380,314	—
Nomura Securities International Inc.	73,515	73,515	—
State Street Bank & Trust Company	1,354,385	1,354,385	—
UBS AG	334,152	334,152	—
UBS Securities LLC	652,152	652,152	—

	$9,455,177	$9,455,177	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.05
Core S&P U.S. Value	0.05

Prior to October 5, 2016, for its investment advisory services to each of the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF, BFA was entitled to an annual investment advisory fee of 0.07%, 0.12% and 0.12%, respectively, based on the average daily net assets of each Fund.

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to December 16, 2016, for its investment advisory services to each of the iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF, BFA was entitled to an annual investment advisory fee of 0.07% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,858,684
Core S&P Mid-Cap	3,480,732
Core S&P Small-Cap	6,938,175
Core S&P Total U.S. Stock Market	754,347
Core S&P U.S. Growth	153,607
Core S&P U.S. Value	60,886

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

The iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF received payments from BFA to compensate each Fund for transaction costs incurred in rebalancing their portfolios in connection with the changes in their underlying indexes on January 23, 2017. The payments are reported in the Funds’ statements of operations under “Payment from affiliate”.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$1,641,658,892	$462,674,797
Core S&P Mid-Cap	1,235,857,236	1,384,785,769
Core S&P Small-Cap	517,344,766	669,614,603
Core S&P Total U.S. Stock Market	40,677,119	35,780,455
Core S&P U.S. Growth	80,474,796	89,534,481
Core S&P U.S. Value	89,733,282	79,144,579

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$4,664,027,415	$3,996,469,715
Core S&P Mid-Cap	5,788,830,172	4,389,635,303
Core S&P Small-Cap	3,799,123,884	2,912,334,245
Core S&P Total U.S. Stock Market	508,145,681	412,661,099
Core S&P U.S. Growth	467,662,931	455,728,678
Core S&P U.S. Value	501,423,643	485,160,196

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$29,251,086,978	$10,215,764,525
Core S&P Mid-Cap	11,987,931,800	5,006,938,333
Core S&P Small-Cap	12,462,865,702	4,573,794,013
Core S&P Total U.S. Stock Market	3,684,715,465	179,844,655
Core S&P U.S. Growth	935,562,133	292,823,673
Core S&P U.S. Value	965,746,013	140,399,724

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a two-for-one stock split for the iShares Core S&P Total U.S. Stock Market ETF (“ITOT”) and iShares Core S&P U.S. Growth ETF (“IUSG”) and a three-for-one stock split for the iShares Core S&P U.S. Value ETF (“IUSV”), effective after the close of trading on July 22, 2016. The Board also authorized a two-for-one stock split for the iShares Core S&P Small-Cap ETF (“IJR”), effective after the close of trading on January 18, 2017. The impact of the stock splits was to increase the number of shares outstanding by a factor of two for ITOT, IUSG and IJR and a factor of three for IUSV, while decreasing the NAV per share by a factor of two for ITOT, IUSG and IJR and a factor of three for IUSV, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of March 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$383,557	$351,182	$14,538

Assets
iShares Core S&P U.S. Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$11,242

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Core S&P 500 ETF	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$169,288	$6,563	$2,361

Liabilities
iShares Core S&P U.S. Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$29

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Equity contracts:
Futures contracts	$48,437,003	$11,842,516	$7,670,082

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Equity contracts:
Futures contracts	$(3,536,549)	$(1,146,715)	$(349,001)

	Net Realized Gain (Loss)
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Equity contracts:
Futures contracts	$2,416,469	$428,864	$586,313

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Equity contracts:
Futures contracts	$(260,910)	$(32,134)	$(41,710)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2017:

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF
Average value of contracts purchased	$160,381,760	$50,175,544	$37,063,210

	iShares Core S&P Total U.S. Stock Market ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
Average value of contracts purchased	$15,117,461	$2,325,086	$3,011,509

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core S&P 500	$2,498,309,655	$23,286,924	$(2,521,596,579)
Core S&P Mid-Cap	1,403,885,272	49,269,951	(1,453,155,223)
Core S&P Small-Cap	1,734,050,712	7,011,186	(1,741,061,898)
Core S&P Total U.S. Stock Market	68,554,290	(498,348)	(68,055,942)
Core S&P U.S. Growth	29,729,569	82,395	(29,811,964)
Core S&P U.S. Value	19,163,821	686,828	(19,850,649)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Core S&P 500
Ordinary income	$1,717,738,388	$1,594,214,272

Core S&P Mid-Cap
Ordinary income	$536,139,428	$408,032,284

Core S&P Small-Cap
Ordinary income	$315,168,163	$244,297,334

Core S&P Total U.S. Stock Market
Ordinary income	$106,763,679	$57,244,775

Core S&P U.S. Growth
Ordinary income	$16,059,709	$12,280,929

Core S&P U.S. Value
Ordinary income	$23,561,593	$21,637,096

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core S&P 500	$(638,791,118)	$12,133,251,427	$(30,026,385)	$11,464,433,924
Core S&P Mid-Cap	(344,901,153)	3,870,366,386	—	3,525,465,233
Core S&P Small-Cap	(233,601,458)	3,340,720,454	—	3,107,118,996
Core S&P Total U.S. Stock Market	(34,614,987)	1,014,314,230	—	979,699,243
Core S&P U.S. Growth	(119,950,928)	113,997,305	—	(5,953,623)
Core S&P U.S. Value	(42,889,823)	42,953,095	(1,166,526)	(1,103,254)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Core S&P 500	$—	$559,115,228	$79,675,890	$638,791,118
Core S&P Mid-Cap	271,186,950	73,714,203	—	344,901,153
Core S&P Small-Cap	163,209,113	70,392,345	—	233,601,458
Core S&P Total U.S. Stock Market	27,446,680	4,869,583	2,298,724	34,614,987
Core S&P U.S. Growth	48,417,880	55,612,220	15,920,828	119,950,928
Core S&P U.S. Value	—	30,060,520	12,829,303	42,889,823

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2017, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
Core S&P 500	$138,457,389
Core S&P U.S. Value	10,049,859

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	77

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Core S&P 500	$1,684,422,478
Core S&P Mid-Cap	375,940,926
Core S&P Small-Cap	257,809,193
Core S&P Total U.S. Stock Market	97,295,341
Core S&P U.S. Growth	14,987,326
Core S&P U.S. Value	21,814,100

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Core S&P 500	91.99%
Core S&P Mid-Cap	78.66
Core S&P Small-Cap	80.81
Core S&P Total U.S. Stock Market	85.78
Core S&P U.S. Growth	90.41
Core S&P U.S. Value	87.79

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$4.399469	$—	$0.037735	$4.437204	99%	—%	1%	100%
Core S&P Mid-Cap	2.524136	—	0.120558	2.644694	95	—	5	100
Core S&P Small-Cap	0.814304	—	0.035384	0.849688	96	—	4	100
Core S&P Total U.S. Stock Market	0.943671	—	0.013688	0.957359	99	—	1	100
Core S&P U.S. Growth	0.585048	—	0.005229	0.590277	99	—	1	100
Core S&P U.S. Value	0.993732	—	0.021061	1.014793	98	—	2	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core S&P 500 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	577	43.71%
At NAV	225	17.05
Less than 0.0% and Greater than –0.5%	518	39.24

	1,320	100.00%

iShares Core S&P Mid-Cap ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	675	51.13
At NAV	213	16.14
Less than 0.0% and Greater than –0.5%	431	32.65

	1,320	100.00%

iShares Core S&P Small-Cap ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	726	55.00%
At NAV	140	10.61
Less than 0.0% and Greater than –0.5%	454	34.39

	1,320	100.00%

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Core S&P Total U.S. Stock Market ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	999	75.68%
At NAV	139	10.53
Less than 0.0% and Greater than –0.5%	182	13.79

	1,320	100.00%

iShares Core S&P U.S. Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	693	52.50%
At NAV	162	12.27
Less than 0.0% and Greater than –0.5%	465	35.23

	1,320	100.00%

iShares Core S&P U.S. Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	677	51.28
At NAV	170	12.88
Less than 0.0% and Greater than –0.5%	472	35.76

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

SUPPLEMENTAL INFORMATION	81

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2016 was USD 9.68 million. This figure is comprised of fixed remuneration of USD 3.81 million and variable remuneration of USD 5.87 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P 500 ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 1.34 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 322.54 thousand.

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of BFA’s financial year ending December 31, 2016 was USD 3.71 million. This figure is comprised of fixed remuneration of USD 1.46 million and variable remuneration of USD 2.25 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Mid-Cap ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 512.88 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 123.56 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Core S&P Small-Cap ETF in respect of BFA’s financial year ending December 31, 2016 was USD 2.83 million. This figure is comprised of fixed remuneration of USD 1.11 million and variable remuneration of USD 1.71 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Core S&P Small-Cap ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 390.97 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 94.19 thousand.

SUPPLEMENTAL INFORMATION	83

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	85

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	87

Notes:

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-302-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Global 100 ETF | IOO | NYSE Arca
➢	iShares Global Clean Energy ETF | ICLN | NASDAQ
➢	iShares Global Infrastructure ETF | IGF | NASDAQ
➢	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL 100 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.66%	16.90%	16.55%	16.66%	16.90%	16.55%
5 Years	8.27%	8.27%	8.14%	48.81%	48.75%	47.86%
10 Years	3.87%	3.84%	3.70%	46.13%	45.79%	43.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.60	$2.10	$1,000.00	$1,022.90	$2.02	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL 100 ETF

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 16.66%, net of fees, while the total return for the Index was 16.55%.

As represented by the Index, large-capitalization global stocks performed well for the reporting period.

U.S. stocks, which comprised more than 60% of the Index on average during the reporting period, contributed the most to the Index’s performance. U.S. equity markets rallied sharply following the November 2016 presidential election, benefiting from expectations generated by the new administration’s proposals to cut corporate and individual income taxes, reduce regulation, and promote growth through fiscal stimulus. U.S. stock markets reached record highs while market volatility fell to record lows during the reporting period.

Other notable contributions to the Index’s performance for the reporting period came from Europe, led by the United Kingdom, Germany, and France. European equity markets generally produced positive returns as prospects for economic growth improved, and central bank policies remained stimulative. No one country or region detracted meaningfully from the Index’s performance during the reporting period.

In terms of the Index’s performance by sector, information technology stocks, which made up 23% of the Index on average during the reporting period, contributed the most to performance. Financials stocks were also significant contributors to performance, while healthcare, energy, materials, and consumer staples stocks were additional sources of strength. Telecommunication services, utilities, and real estate detracted fractionally from the Index’s performance.

Looking at currency effects, the U.S. dollar gained against most major currencies during the reporting period, limiting performance in U.S. dollar terms. A stronger U.S. dollar means assets denominated in foreign currencies are worth less when translated back into dollars.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	24.17%
Financials	16.36
Consumer Staples	14.18
Health Care	13.65
Energy	10.00
Industrials	7.55
Consumer Discretionary	7.37
Materials	3.56
Telecommunication Services	2.08
Utilities	0.95
Real Estate	0.13

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	60.21%
United Kingdom	10.65
Switzerland	5.94
Germany	5.87
France	5.79
Japan	4.78
Spain	2.06
South Korea	2.01
Netherlands	1.79
Australia	0.71

TOTAL	99.81%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CLEAN ENERGY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.39)%	(4.68)%	(5.75)%	(4.39)%	(4.68)%	(5.75)%
5 Years	1.67%	1.69%	0.33%	8.62%	8.74%	1.68%
Since Inception	(16.52)%	(16.49)%	(17.67)%	(79.47)%	(79.42)%	(81.81)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$958.10	$2.34	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was -4.39%, net of fees, while the total return for the Index was -5.75%.

As represented by the Index, global clean energy stocks declined moderately in the reporting period, trailing broader equity indexes.

After opening the reporting period on the downside, the Index advanced during the summer months of 2016. The declining cost of renewable energy technologies fueled optimism about the industry’s long-term prospects despite low oil prices. As the U.S. presidential campaign heated up, however, clean energy stocks pulled back due to Donald Trump’s support for fossil fuels, particularly coal. The Index dropped following the election results, with solar- and wind-power companies hit particularly hard. The Index recovered some of its lost ground early in 2017 before slipping back in the final month of the reporting period.

On a geographic basis, the U.S. clean energy stocks detracted the most from the Index’s performance for the reporting period. Germany also detracted, as did Japan. Conversely, Brazil was a contributor to the Index’s performance, along with Austria and Spain.

In terms of industries, the semiconductors and semiconductor equipment industry was a meaningful detractor, particularly companies involved in solar technologies. Weakness among wind and solar technology companies dragged down the electrical equipment industry. On the positive side, the electric utilities and renewable electricity industries were the largest contributors to the Index’s return, benefiting from strong consumer demand for clean energy and policy changes aimed at creating advanced energy markets. Looking at currency effects, the U.S. dollar gained against most major currencies during the reporting period, limiting performance in U.S. dollar terms. A stronger U.S. dollar means assets denominated in foreign currencies are worth less when translated back into U.S. dollars.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Renewable Electricity	31.54%
Heavy Electrical Equipment	14.73
Semiconductor Equipment	13.11
Environmental & Facilities Services	12.06
Electric Utilities	10.72
Semiconductors	8.43
Independent Power Producers & Energy Traders	5.89
Oil & Gas Refining & Marketing	1.45
Electrical Components & Equipment	1.21
Construction & Engineering	0.86

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

China	28.38%
United States	24.04
Brazil	10.72
Japan	7.47
Spain	6.07
Denmark	5.87
New Zealand	5.79
Portugal	5.30
Germany	3.58
Canada	1.92

TOTAL	99.14%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFRASTRUCTURE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.85%	11.42%	10.69%	10.85%	11.42%	10.69%
5 Years	7.10%	7.17%	6.97%	40.93%	41.36%	40.08%
Since Inception	1.60%	1.64%	1.41%	15.96%	16.32%	13.95%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.00	$2.43	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 10.85%, net of fees, while the total return for the Index was 10.69%.

The Index posted a strong gain for the reporting period but trailed the broad global equity indexes. A rally in infrastructure-related stocks occurred primarily after the U.S. presidential election in November 2016 amid investor expectations that the new administration would implement policies that would help stimulate economic growth, including increased government spending on infrastructure improvements.

Energy stocks, which comprised approximately 20% of the Index on average during the reporting period, contributed the most to the Index’s performance. Nearly all of the energy companies in the Index provide oil and gas storage and transportation services. These stocks benefited from a 38% increase in the price of oil during the reporting period.

The transportation industry stocks within the Index focus on transportation infrastructure, such as airport services providers, highway and rail operators, and marine port managers. Among these transportation segments, airport services providers contributed the most to the Index’s return during the reporting period. Growing airline travel demand worldwide fueled the advance in airport services stocks.

The electric utilities industry had a modest positive impact on the Index for the reporting period. Although utilities stocks benefited from strong investor demand for their relatively high dividends early in the reporting period, they fell out of favor late in the reporting period as more economically sensitive sectors led the post-election stock market rally.

A stronger U.S. dollar detracted from the Index’s performance during the reporting period. Among currencies represented in the Index, the dollar advanced by 6% against the euro, and 2% against the Canadian dollar.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Electric Utilities	24.73%
Oil & Gas Storage & Transportation	19.98
Airport Services	19.02
Highways & Railtracks	17.91
Multi-Utilities	13.07
Marine Ports & Services	3.68
Water Utilities	0.87
Gas Utilities	0.74

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	36.78%
Canada	10.67
Spain	9.86
Australia	8.66
Italy	7.60
United Kingdom	5.31
France	4.57
China	4.53
Mexico	3.05
Germany	1.94

TOTAL	92.97%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TIMBER & FORESTRY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.18%	25.06%	23.76%	24.18%	25.06%	23.76%
5 Years	8.74%	8.77%	8.51%	52.02%	52.26%	50.41%
Since Inception	3.94%	3.98%	3.42%	40.36%	40.82%	34.26%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,154.40	$2.58	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 24.18%, net of fees, while the total return for the Index was 23.76%.

As represented by the Index, global timber and forestry stocks produced solid gains for the reporting period.

Demand for timber and forest-related products was supported by a year-over-year increase in building permits and housing starts in the U.S. through February 2017, while Chinese demand surged as the country imported a record amount of lumber in the second half of 2016. In addition, prices rose in part due to concerns about potential new tariffs or market disruptions resulting from a long-running lumber-trade dispute between the U.S. and Canada that appeared to be coming to a head late in the reporting period. As a result, timber and many forest-related products saw prices rise during the reporting period, though paper and packaging prices were mixed.

U.S. stocks were leading sources of strength, benefiting from the new administration’s proposals to cut corporate and individual income taxes, reduce regulation, and promote growth through fiscal stimulus. Key contributions to performance also came from timber and forestry stocks of Finland, Japan, and South Africa. No one country or region detracted meaningfully from performance.

Looking at the Index by industry, paper and forest products companies, which made up about 51% of the Index on average during the reporting period, contributed the most to performance. Containers and packaging companies also performed well, as these stocks were supported by consolidation in the industry. In addition, timber-related real estate investment trusts contributed meaningfully to the Index’s return. No one industry detracted from the Index’s performance during the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Paper Products	36.08%
Paper Packaging	23.89
Specialized REITs	23.02
Forest Products	13.37
Homebuilding	3.64

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 3/31/17

Country	Percentage of Total Investments*

United States	44.22%
Canada	10.97
Japan	10.53
Brazil	9.80
Finland	7.91
United Kingdom	4.01
Ireland	3.93
South Africa	3.85
Hong Kong	2.61
Sweden	2.17

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL 100 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.31%

AUSTRALIA — 0.70%
BHP Billiton Ltd.	498,321	$9,138,664
Westfield Corp.	301,819	2,044,554

		11,183,218
FRANCE — 5.75%
AXA SA	302,284	7,841,829
Carrefour SA	87,907	2,077,862
Cie. de Saint-Gobain	81,213	4,181,070
Engie SA	251,906	3,577,977
L’Oreal SA	38,250	7,369,986
LVMH Moet Hennessy Louis Vuitton SE	42,789	9,420,717
Orange SA	357,206	5,564,551
Sanofi	182,863	16,550,068
Schneider Electric SE	91,524	6,718,153
Societe Generale SA	116,435	5,921,545
Total SA	385,893	19,569,674
Vivendi SA	138,966	2,708,800

		91,502,232
GERMANY — 5.80%
Allianz SE Registered	71,405	13,261,857
BASF SE	143,491	14,260,501
Bayer AG Registered	129,118	14,921,500
Daimler AG Registered	155,510	11,509,736
Deutsche Bank AG Registered[a,b]	214,769	3,709,753
Deutsche Telekom AG Registered	504,616	8,864,767
E.ON SE	312,415	2,489,702
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,142	4,931,739
RWE AGa	73,890	1,227,716
Siemens AG Registered	119,500	16,410,955
Volkswagen AG	5,029	751,145

		92,339,371
JAPAN — 4.75%
Bridgestone Corp.	107,100	4,328,020
Canon Inc.	170,150	5,300,105
Honda Motor Co. Ltd.	281,500	8,465,463
Mitsubishi UFJ Financial Group Inc.	2,213,800	13,901,067
Nissan Motor Co. Ltd.	379,700	3,657,973
Panasonic Corp.	360,500	4,069,900
Seven & I Holdings Co. Ltd.	123,620	4,839,185

Security	Shares	Value
Sony Corp.	196,400	$6,637,731
Toyota Motor Corp.	448,200	24,302,472

		75,501,916
NETHERLANDS — 1.78%
Aegon NV	216,083	1,102,633
ING Groep NV	602,627	9,133,124
Koninklijke Philips NV	146,135	4,709,278
Unilever NV CVA	267,644	13,331,060

		28,276,095
SOUTH KOREA — 2.00%
Samsung Electronics Co. Ltd. GDR[a]	34,621	31,764,767

		31,764,767
SPAIN — 2.05%
Banco Bilbao Vizcaya Argentaria SA	1,028,405	7,996,492
Banco Santander SA	2,279,374	14,005,756
Repsol SA	181,361	2,807,782
Telefonica SA	691,789	7,757,880

		32,567,910
SWEDEN — 0.20%
Telefonaktiebolaget LM Ericsson Class B	474,040	3,175,027

		3,175,027
SWITZERLAND — 5.90%
ABB Ltd. Registered	310,046	7,257,483
Credit Suisse Group AG Registered	310,291	4,618,948
Nestle SA Registered	485,740	37,293,690
Novartis AG Registered	410,112	30,462,887
Swiss Re AG	51,113	4,593,251
UBS Group AG	598,388	9,583,056

		93,809,315
UNITED KINGDOM — 10.57%
Anglo American PLC[a]	218,094	3,325,768
AstraZeneca PLC	197,208	12,114,165
Aviva PLC	628,214	4,179,127
Barclays PLC	2,458,007	6,918,708
BP PLC	2,942,439	16,834,973
Diageo PLC	391,497	11,178,817
GlaxoSmithKline PLC	760,634	15,784,084
HSBC Holdings PLC	3,106,368	25,283,288
National Grid PLC	614,198	7,783,923
Prudential PLC	398,497	8,401,349

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2017

Security	Shares	Value
Rio Tinto PLC	188,914	$7,581,723
Royal Dutch Shell PLC Class A	687,301	18,013,771
Royal Dutch Shell PLC Class B	587,025	16,035,224
Standard Chartered PLC[a]	427,635	4,080,037
Vodafone Group PLC	4,124,748	10,733,365

		168,248,322
UNITED STATES — 59.81%
3M Co.	93,242	17,839,992
Alphabet Inc. Class Aa	46,290	39,244,662
Alphabet Inc. Class Ca	46,059	38,208,704
Aon PLC	41,066	4,874,124
Apple Inc.	818,660	117,608,696
Bristol-Myers Squibb Co.	261,011	14,193,778
Caterpillar Inc.	91,531	8,490,416
Chevron Corp.	295,198	31,695,409
Citigroup Inc.	432,901	25,896,138
Coca-Cola Co. (The)	602,831	25,584,148
Colgate-Palmolive Co.	138,074	10,105,636
Dow Chemical Co. (The)	174,141	11,064,919
EI du Pont de Nemours & Co.	135,037	10,847,522
Exxon Mobil Corp.	646,632	53,030,290
Ford Motor Co.	608,253	7,080,065
General Electric Co.	1,362,642	40,606,732
Goldman Sachs Group Inc. (The)	57,858	13,291,140
HP Inc.	266,076	4,757,439
Intel Corp.	738,148	26,624,998
International Business Machines Corp.	134,359	23,397,276
Johnson & Johnson	423,347	52,727,869
JPMorgan Chase & Co.	557,316	48,954,637
Kimberly-Clark Corp.	55,711	7,333,239
Marsh & McLennan Companies Inc.	80,347	5,936,840
McDonald’s Corp.	127,982	16,587,747
Merck & Co. Inc.	428,615	27,234,197
Microsoft Corp.	1,204,207	79,309,073
Morgan Stanley	224,052	9,598,388
NIKE Inc. Class B	207,429	11,560,018
PepsiCo Inc.	222,757	24,917,598
Pfizer Inc.	929,802	31,808,526
Philip Morris International Inc.	242,011	27,323,042
Procter & Gamble Co. (The)	399,160	35,864,526
Texas Instruments Inc.	156,389	12,598,698
Twenty-First Century Fox Inc. Class A	165,598	5,363,719

Security	Shares	Value
United Technologies Corp.	117,196	$13,150,563
Wal-Mart Stores Inc.	234,804	16,924,672

		951,635,436
TOTAL COMMON STOCKS (Cost: $1,361,042,119)		1,580,003,609

RIGHTS — 0.03%

GERMANY — 0.03%
Deutsche Bank AG (Expires 04/06/17)[a]	214,769	514,542

		514,542

TOTAL RIGHTS (Cost: $0)		514,542

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	2,353,553	2,354,494
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	1,153,092	1,153,092

		3,507,586

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,507,591)		3,507,586

TOTAL INVESTMENTS IN SECURITIES — 99.56% (Cost: $1,364,549,710)[f]		1,584,025,737
Other Assets, Less Liabilities — 0.44%		6,924,393

NET ASSETS — 100.00%		$1,590,950,130

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,412,483,586. Net unrealized appreciation was $171,542,151, of which $363,330,909 represented gross unrealized appreciation on securities and $191,788,758 represented gross unrealized depreciation on securities.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL 100 ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,580,003,609	$—	$—	$1,580,003,609
Rights	514,542	—	—	514,542
Money market funds	3,507,586	—	—	3,507,586

Total	$1,584,025,737	$—	$—	$1,584,025,737

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 88.59%

CANADA — 1.91%
Canadian Solar Inc.[a,b]	124,666	$1,529,652

		1,529,652
CHINA — 28.16%
China Everbright International Ltd.	3,676,000	4,947,688
China Longyuan Power Group Corp. Ltd.	5,479,000	4,258,272
China Singyes Solar Technologies Holdings Ltd.[a]	1,515,000	682,301
GCL-Poly Energy Holdings Ltd.[a,b]	32,161,000	4,262,476
Huaneng Renewables Corp. Ltd. Class H	11,068,000	3,831,039
JinkoSolar Holding Co. Ltd.[a,b]	60,548	1,003,280
Xinyi Solar Holdings Ltd.[a]	11,302,000	3,606,635

		22,591,691
DENMARK — 5.82%
Vestas Wind Systems A/S	57,287	4,671,782

		4,671,782
GERMANY — 3.55%
Nordex SEa,b	158,957	2,225,462
SMA Solar Technology AGa	24,625	623,544

		2,849,006
JAPAN — 7.41%
Electric Power Development Co. Ltd.	200,500	4,687,270
eRex Co. Ltd.[a]	107,100	1,261,979

		5,949,249
NEW ZEALAND — 5.75%
Meridian Energy Ltd.	2,355,805	4,611,111

		4,611,111
NORWAY — 0.85%
REC Silicon ASA[a,b]	5,704,514	684,098

		684,098
PORTUGAL — 5.26%
EDP Renovaveis SA	569,512	4,221,820

		4,221,820
SPAIN — 6.02%
Gamesa Corp. Tecnologica SA	203,662	4,831,394

		4,831,394
UNITED STATES — 23.86%
Covanta Holding Corp.	296,543	4,655,725
First Solar Inc.[a,b]	117,097	3,173,329

Security	Shares	Value
Pattern Energy Group Inc.	185,898	$3,742,127
Renewable Energy Group Inc.[a,b]	110,442	1,154,119
SolarEdge Technologies Inc.[b]	80,910	1,262,196
SunPower Corp.[a,b]	164,706	1,004,706
Sunrun Inc.[a,b]	178,476	963,770
TerraForm Global Inc. Class A	129,205	620,184
TerraForm Power Inc.[a,b]	207,473	2,566,441

		19,142,597

TOTAL COMMON STOCKS
(Cost: $79,427,847)		71,082,400

PREFERRED STOCKS — 10.64%

BRAZIL — 10.64%
Cia. Energetica de Minas Gerais ADR, Preference Shares	1,689,738	5,559,238
Cia. Paranaense de Energia Class B ADR, Preference Shares[a]	288,439	2,973,806

		8,533,044

TOTAL PREFERRED STOCKS
(Cost: $9,349,061)		8,533,044

SHORT-TERM INVESTMENTS — 32.80%

MONEY MARKET FUNDS — 32.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	26,261,566	26,272,071
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	44,512	44,512

		26,316,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,308,588)		26,316,583

TOTAL INVESTMENTS IN SECURITIES — 132.03%
(Cost: $115,085,496)[f]		105,932,027
Other Assets, Less Liabilities — (32.03)%		(25,697,288)

NET ASSETS — 100.00%		$80,234,739

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $119,846,451. Net unrealized depreciation was $13,914,424, of which $8,965,875 represented gross unrealized appreciation on securities and $22,880,299 represented gross unrealized depreciation on securities.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$71,082,400	$—	$—	$71,082,400
Preferred stocks	8,533,044	—	—	8,533,044
Money market funds	26,316,583	—	—	26,316,583

Total	$105,932,027	$—	$—	$105,932,027

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 100.03%

AUSTRALIA — 8.66%
Macquarie Atlas Roads Group	2,784,870	$10,877,121
Qube Holdings Ltd.	6,678,876	13,043,147
Sydney Airport	6,059,799	31,295,791
Transurban Group	8,979,294	79,937,783

		135,153,842
BRAZIL — 1.02%
CPFL Energia SA ADR	248,922	4,079,832
Ultrapar Participacoes SA ADR	525,066	11,934,750

		16,014,582
CANADA — 10.68%
AltaGas Ltd.	218,413	5,044,142
Enbridge Inc.	1,843,569	77,010,632
Enbridge Inc. New	28,327	1,185,202
Inter Pipeline Ltd.	460,546	9,679,529
Pembina Pipeline Corp.	489,051	15,452,787
TransCanada Corp.	1,045,191	48,096,106
Veresen Inc.	378,085	4,167,397
Westshore Terminals Investment Corp.	302,378	5,999,267

		166,635,062
CHILE — 0.29%
Enel Americas SA ADR	435,747	4,527,411

		4,527,411
CHINA — 4.53%
Beijing Capital International Airport Co. Ltd. Class H	7,774,000	9,302,992
China Merchants Port Holdings Co. Ltd.	3,962,000	11,598,211
COSCO SHIPPING Ports Ltd.	8,980,000	9,914,225
Guangdong Investment Ltd.	2,164,000	3,085,263
Hopewell Highway Infrastructure Ltd.	5,373,500	2,897,120
Jiangsu Expressway Co. Ltd. Class H	7,356,000	10,563,335
Kunlun Energy Co. Ltd.	4,628,000	4,287,666
Shenzhen Expressway Co. Ltd. Class H	3,712,000	3,362,604
Shenzhen International Holdings Ltd.	5,199,500	8,523,661
Zhejiang Expressway Co. Ltd. Class H	5,482,000	7,166,843

		70,701,920

Security	Shares	Value
FRANCE — 4.57%
Aeroports de Paris	181,882	$22,536,511
Engie SA	1,262,326	17,929,597
Groupe Eurotunnel SE Registered	3,053,589	30,804,581

		71,270,689
GERMANY — 1.93%
E.ON SE	1,688,223	13,453,811
Fraport AG Frankfurt Airport Services Worldwide	202,452	14,362,598
Hamburger Hafen und Logistik AG	127,328	2,389,341

		30,205,750
HONG KONG — 1.71%
CLP Holdings Ltd.	1,459,000	15,253,651
Hong Kong & China Gas Co. Ltd.	5,763,000	11,523,775

		26,777,426
ITALY — 7.60%
Atlantia SpA	2,608,967	67,528,155
Enav SpA[a,b]	1,410,000	5,748,744
Enel SpA	5,971,423	28,191,040
Snam SpA	3,132,635	13,582,961
Societa Iniziative Autostradali e Servizi SpA	373,514	3,575,451

		118,626,351
JAPAN — 0.26%
Japan Airport Terminal Co. Ltd.[c]	46,700	1,619,811
Kamigumi Co. Ltd.	189,000	1,631,679
Sumitomo Warehouse Co. Ltd. (The)	152,000	834,820

		4,086,310
MEXICO — 3.05%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	198,167	8,556,851
Grupo Aeroportuario del Pacifico SAB de CV ADR	203,786	19,787,621
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	110,809	19,196,551

		47,541,023
NEW ZEALAND — 1.55%
Auckland International Airport Ltd.	5,129,774	24,241,144

		24,241,144

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2017

Security	Shares	Value
SINGAPORE — 0.78%
Hutchison Port Holdings Trust[c]	29,192,600	$12,114,929

		12,114,929
SPAIN — 9.87%
Abertis Infraestructuras SA	3,368,254	54,397,973
Aena SAa	416,491	66,061,389
Iberdrola SA	4,671,825	33,503,199

		153,962,561
SWITZERLAND — 1.42%
Flughafen Zuerich AG	103,665	22,111,472

		22,111,472
UNITED KINGDOM — 5.31%
BBA Aviation PLC	4,853,602	18,480,676
Centrica PLC	4,218,278	11,446,200
National Grid PLC	3,044,292	38,581,263
SSE PLC	775,777	14,318,240

		82,826,379
UNITED STATES — 36.80%
American Electric Power Co. Inc.	377,485	25,340,568
American Water Works Co. Inc.	134,380	10,450,733
Cheniere Energy Inc.[b]	286,089	13,523,427
Consolidated Edison Inc.	235,209	18,266,331
Dominion Resources Inc./VA	481,298	37,334,286
DTE Energy Co.	136,997	13,988,764
Duke Energy Corp.	536,764	44,020,016
Edison International	247,516	19,704,749
Eversource Energy	243,257	14,298,646
Exelon Corp.	708,848	25,504,351
FirstEnergy Corp.	341,669	10,871,908
Kinder Morgan Inc./DE	2,313,684	50,299,490
Macquarie Infrastructure Corp.	416,254	33,541,747
NextEra Energy Inc.	358,133	45,973,533
ONEOK Inc.	254,867	14,129,826
PG&E Corp.	386,990	25,680,656
PPL Corp.	519,952	19,441,005
Public Service Enterprise Group Inc.	388,265	17,219,553
Sempra Energy	191,020	21,107,710
Southern Co. (The)	763,304	37,997,273
Targa Resources Corp.	233,732	14,000,547
WEC Energy Group Inc.	243,720	14,776,744
Williams Companies Inc. (The)	995,127	29,445,808

Security	Shares	Value
Xcel Energy Inc.	389,069	$17,294,117

		574,211,788

TOTAL COMMON STOCKS
(Cost: $1,494,985,106)		1,561,008,639

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	14,256,369	14,262,072
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	2,140,395	2,140,395

		16,402,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,398,244)		16,402,467

TOTAL INVESTMENTS IN SECURITIES — 101.08% (Cost: $1,511,383,350)[g]		1,577,411,106
Other Assets, Less Liabilities — (1.08)%		(16,930,203)

NET ASSETS — 100.00%		$1,560,480,903

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,551,886,992. Net unrealized appreciation was $25,524,114, of which $121,607,920 represented gross unrealized appreciation on securities and $96,083,806 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,561,008,639	$—	$—	$1,561,008,639
Money market funds	16,402,467	—	—	16,402,467

Total	$1,577,411,106	$—	$—	$1,577,411,106

See notes to financial statements.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES®  GLOBAL TIMBER & FORESTRY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 96.42%

BRAZIL — 7.03%
Fibria Celulose SA ADR	760,172	$6,947,972
Klabin SA Units	1,992,440	9,507,383

		16,455,355
CANADA — 10.88%
Canfor Corp.[a]	488,988	6,647,435
West Fraser Timber Co. Ltd.	451,112	18,813,669

		25,461,104
FINLAND — 7.84%
Stora Enso OYJ Class R	793,016	9,397,723
UPM-Kymmene OYJ	380,392	8,958,795

		18,356,518
HONG KONG — 2.59%
Nine Dragons Paper (Holdings) Ltd.	5,644,000	6,064,132

		6,064,132
IRELAND — 3.89%
Smurfit Kappa Group PLC	344,080	9,115,623

		9,115,623
JAPAN — 10.44%
Nippon Paper Industries Co. Ltd.	394,400	7,085,963
Oji Holdings Corp.	1,904,000	8,902,306
Sumitomo Forestry Co. Ltd.	557,600	8,456,825

		24,445,094
SOUTH AFRICA — 3.82%
Sappi Ltd.	1,315,052	8,937,499

		8,937,499
SWEDEN — 2.15%
Holmen AB Class B	128,928	5,041,135

		5,041,135
UNITED KINGDOM — 3.97%
Mondi PLC	386,036	9,301,991

		9,301,991
UNITED STATES — 43.81%
CatchMark Timber Trust Inc. Class A	259,964	2,994,785
Deltic Timber Corp.	71,060	5,551,207
International Paper Co.	181,628	9,223,070
KapStone Paper and Packaging Corp.	294,508	6,803,135
Packaging Corp. of America	100,912	9,245,558
Potlatch Corp.	271,456	12,405,539
Rayonier Inc.	669,256	18,966,715

Security	Shares	Value
Sonoco Products Co.	172,584	$9,133,146
WestRock Co.	177,140	9,216,594
Weyerhaeuser Co.	560,592	19,048,916

		102,588,665

TOTAL COMMON STOCKS
(Cost: $184,513,332)		225,767,116

PREFERRED STOCKS — 2.68%

BRAZIL — 2.68%
Suzano Papel e Celulose SA Class A, Preference Shares	1,502,800	6,276,360

		6,276,360

TOTAL PREFERRED STOCKS
(Cost: $6,455,851)		6,276,360

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[b,c]	386,197	386,197

		386,197

TOTAL SHORT-TERM INVESTMENTS
(Cost: $386,197)		386,197

TOTAL INVESTMENTS IN SECURITIES — 99.26%
(Cost: $191,355,380)[d]		232,429,673
Other Assets, Less Liabilities — 0.74%		1,731,115

NET ASSETS — 100.00%		$234,160,788

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $194,999,276. Net unrealized appreciation was $37,430,397, of which $45,549,333 represented gross unrealized appreciation on securities and $8,118,936 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$225,767,116	$—	$—	$225,767,116
Preferred stocks	6,276,360	—	—	6,276,360
Money market funds	386,197	—	—	386,197

Total	$232,429,673	$—	$—	$232,429,673

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,361,042,119	$88,776,908	$1,494,985,106
Affiliated (Note 2)	3,507,591	26,308,588	16,398,244

Total cost of investments	$1,364,549,710	$115,085,496	$1,511,383,350

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,580,518,151	$79,615,444	$1,561,008,639
Affiliated (Note 2)	3,507,586	26,316,583	16,402,467

Total fair value of investments	1,584,025,737	105,932,027	1,577,411,106
Foreign currency, at value[b]	3,001,760	68,221	890,258
Receivables:
Investment securities sold	—	—	134,617,121
Due from custodian (Note 4)	—	—	10,719,780
Dividends and interest	4,580,241	491,161	2,825,658
Tax reclaims	2,156,968	36,817	208,956
Foreign withholding tax claims (Note 7)	79,108	—	—

Total Assets	1,593,843,814	106,528,226	1,726,672,879

LIABILITIES
Payables:
Investment securities purchased	—	—	151,354,257
Collateral for securities on loan (Note 1)	2,354,521	26,261,260	14,256,738
Professional fees (Note 7)	791	—	—
Investment advisory fees (Note 2)	538,372	32,227	580,981

Total Liabilities	2,893,684	26,293,487	166,191,976

NET ASSETS	$1,590,950,130	$80,234,739	$1,560,480,903

Net assets consist of:
Paid-in capital	$1,519,695,886	$150,156,504	$1,602,389,702
Undistributed net investment income	10,466,859	119,935	7,848,654
Accumulated net realized loss	(158,553,117)	(60,883,370)	(115,776,256)
Net unrealized appreciation (depreciation)	219,340,502	(9,158,330)	66,018,803

NET ASSETS	$1,590,950,130	$80,234,739	$1,560,480,903

Shares outstanding[c]	19,450,000	9,400,000	37,000,000

Net asset value per share	$81.80	$8.54	$42.18

[a]	Securities on loan with values of $1,989,185, $25,208,713 and $13,349,298, respectively. See Note 1.
[b]	Cost of foreign currency: $3,015,211, $68,348 and $886,134, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

iShares Global Timber & Forestry ETF

ASSETS
Investments, at cost:
Unaffiliated	$190,969,183
Affiliated (Note 2)	386,197

Total cost of investments	$191,355,380

Investments in securities, at fair value (Note 1):
Unaffiliated	$232,043,476
Affiliated (Note 2)	386,197

Total fair value of investments	232,429,673
Foreign currency, at value[a]	120,681
Receivables:
Investment securities sold	13,582,198
Dividends and interest	1,064,192
Foreign withholding tax claims (Note 7)	702,425

Total Assets	247,899,169

LIABILITIES
Payables:
Investment securities purchased	13,485,510
IRS compliance fee for foreign withholding tax claims (Note 7)	102,397
Professional fees (Note 7)	57,024
Investment advisory fees (Note 2)	93,450

Total Liabilities	13,738,381

NET ASSETS	$234,160,788

Net assets consist of:
Paid-in capital	$233,403,904
Undistributed net investment income	674,998
Accumulated net realized loss	(40,956,208)
Net unrealized appreciation	41,038,094

NET ASSETS	$234,160,788

Shares outstanding[b]	4,080,000

Net asset value per share	$57.39

[a]	Cost of foreign currency: $120,449.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$50,519,390	$1,403,922	$41,141,453
Dividends — affiliated (Note 2)	6,716	328	4,430
Securities lending income — affiliated — net (Note 2)	92,405	1,211,827	451,217
Foreign withholding tax claims (Note 7)	79,108	—	—

Total investment income	50,697,619	2,616,077	41,597,100

EXPENSES
Investment advisory fees (Note 2)	6,376,225	374,844	5,363,805
Professional fees (Note 7)	791	—	—

Total expenses	6,377,016	374,844	5,363,805

Net investment income	44,320,603	2,241,233	36,233,295

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,531,932)	(10,157,011)	(28,837,392)
Investments — affiliated (Note 2)	(689)	2,816	1,111
In-kind redemptions — unaffiliated	66,144,336	1,085,148	39,200,830
Foreign currency transactions	(362,752)	(4,454)	100,254
Realized gain distributions from affiliated funds	189	5	105

Net realized gain (loss)	52,249,152	(9,073,496)	10,464,908

Net change in unrealized appreciation/depreciation on:
Investments	148,522,996	2,865,828	81,960,809
Translation of assets and liabilities in foreign currencies	(168,243)	(2,638)	(38,964)

Net change in unrealized appreciation/depreciation	148,354,753	2,863,190	81,921,845

Net realized and unrealized gain (loss)	200,603,905	(6,210,306)	92,386,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,924,508	$(3,969,073)	$128,620,048

[a]	Net of foreign withholding tax of $2,302,429, $137,933 and $1,476,903, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

iShares Global Timber & Forestry ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,515,463
Dividends — affiliated (Note 2)	726
Securities lending income — affiliated — net (Note 2)	16,301
Foreign withholding tax claims (Note 7)	702,425

5,234,915
Less: IRS Compliance fee for foreign withholding tax claims (Note 7)	(102,397)

Total investment income	5,132,518

EXPENSES
Investment advisory fees (Note 2)	942,411
Professional fees (Note 7)	58,072

Total expenses	1,000,483

Net investment income	4,132,035

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	909,362
Investments — affiliated (Note 2)	2,434
In-kind redemptions — unaffiliated	1,807,299
Foreign currency transactions	4,153
Realized gain distributions from affiliated funds	17

Net realized gain	2,723,265

Net change in unrealized appreciation/depreciation on:
Investments	36,591,040
Translation of assets and liabilities in foreign currencies	(40,471)

Net change in unrealized appreciation/depreciation	36,550,569

Net realized and unrealized gain	39,273,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,405,869

[a]	Net of foreign withholding tax of $265,596.

See notes to financial statements.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,320,603	$47,164,896	$2,241,233	$1,815,373
Net realized gain (loss)	52,249,152	381,329	(9,073,496)	6,451,949
Net change in unrealized appreciation/depreciation	148,354,753	(110,601,589)	2,863,190	(27,457,610)

Net increase (decrease) in net assets resulting from operations	244,924,508	(63,055,364)	(3,969,073)	(19,190,288)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,164,569)	(48,375,440)	(2,754,204)	(1,787,387)

Total distributions to shareholders	(45,164,569)	(48,375,440)	(2,754,204)	(1,787,387)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29	50,441,009	7,874,045	31,496,574
Cost of shares redeemed	(238,975,583)	(88,189,121)	(4,334,432)	(7,770,506)

Net increase (decrease) in net assets from capital share transactions	(238,975,554)	(37,748,112)	3,539,613	23,726,068

INCREASE (DECREASE) IN NET ASSETS	(39,215,615)	(149,178,916)	(3,183,664)	2,748,393

NET ASSETS
Beginning of year	1,630,165,745	1,779,344,661	83,418,403	80,670,010

End of year	$1,590,950,130	$1,630,165,745	$80,234,739	$83,418,403

Undistributed net investment income included in net assets at end of year	$10,466,859	$11,646,300	$119,935	$637,355

SHARES ISSUED AND REDEEMED
Shares sold	—	650,000	900,000	2,900,000
Shares redeemed	(3,150,000)	(1,200,000)	(500,000)	(700,000)

Net increase (decrease) in shares outstanding	(3,150,000)	(550,000)	400,000	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,233,295	$35,558,152	$4,132,035	$3,234,534
Net realized gain	10,464,908	24,483,024	2,723,265	668,874
Net change in unrealized appreciation/depreciation	81,921,845	(121,600,298)	36,550,569	(43,253,024)

Net increase (decrease) in net assets resulting from operations	128,620,048	(61,559,122)	43,405,869	(39,349,616)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,952,795)	(33,839,238)	(3,449,963)	(4,941,403)

Total distributions to shareholders	(33,952,795)	(33,839,238)	(3,449,963)	(4,941,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	760,076,434	119,856,372	22,163,438	6,598,862
Cost of shares redeemed	(226,684,612)	(319,331,168)	(8,697,381)	(73,560,979)

Net increase (decrease) in net assets from capital share transactions	533,391,822	(199,474,796)	13,466,057	(66,962,117)

INCREASE (DECREASE) IN NET ASSETS	628,059,075	(294,873,156)	53,421,963	(111,253,136)

NET ASSETS
Beginning of year	932,421,828	1,227,294,984	180,738,825	291,991,961

End of year	$1,560,480,903	$932,421,828	$234,160,788	$180,738,825

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$7,848,654	$5,281,607	$674,998	$(11,243)

SHARES ISSUED AND REDEEMED
Shares sold	19,000,000	3,000,000	420,000	120,000
Shares redeemed	(5,800,000)	(8,500,000)	(180,000)	(1,620,000)

Net increase (decrease) in shares outstanding	13,200,000	(5,500,000)	240,000	(1,500,000)

See notes to financial statements.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$72.13	$76.86	$77.66	$67.67	$63.57

Income from investment operations:
Net investment income[a]	2.09	2.05	2.10	2.72 [b]	1.84
Net realized and unrealized gain (loss)[c]	9.69	(4.68)	(0.22)	9.10	4.05

Total from investment operations	11.78	(2.63)	1.88	11.82	5.89

Less distributions from:
Net investment income	(2.11)	(2.10)	(2.68)	(1.83)	(1.79)

Total distributions	(2.11)	(2.10)	(2.68)	(1.83)	(1.79)

Net asset value, end of year	$81.80	$72.13	$76.86	$77.66	$67.67

Total return	16.66%[d]	(3.52)%	2.39%	17.77%	9.64%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,590,950	$1,630,166	$1,779,345	$1,611,435	$1,177,528
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.78%	2.78%	2.70%	3.74%[b]	2.95%
Portfolio turnover rate[e]	5%	5%	12%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases:
•	Total return by 0.01%
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$9.27	$11.86	$11.16	$7.42	$9.10

Income from investment operations:
Net investment income[a]	0.25	0.23	0.37	0.14	0.26
Net realized and unrealized gain (loss)[b]	(0.67)	(2.59)	0.60	3.82	(1.66)

Total from investment operations	(0.42)	(2.36)	0.97	3.96	(1.40)

Less distributions from:
Net investment income	(0.31)	(0.23)	(0.27)	(0.17)	(0.28)
Return of capital	—	—	—	(0.05)	–

Total distributions	(0.31)	(0.23)	(0.27)	(0.22)	(0.28)

Net asset value, end of year	$8.54	$9.27	$11.86	$11.16	$7.42

Total return	(4.39)%	(20.17)%	9.13%	54.02%[c]	(15.79)%[d]

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,235	$83,418	$80,670	$55,800	$28,189
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.86%	2.28%	3.45%	1.44%	3.61%
Portfolio turnover rate[e]	35%	39%	32%	27%	44%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2013, was -15.33%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$39.18	$41.89	$41.48	$37.17	$35.44

Income from investment operations:
Net investment income[a]	1.29	1.26	1.30	1.46	1.37
Net realized and unrealized gain (loss)[b]	2.88	(2.80)	0.37	4.19	1.82

Total from investment operations	4.17	(1.54)	1.67	5.65	3.19

Less distributions from:
Net investment income	(1.17)	(1.17)	(1.26)	(1.34)	(1.46)

Total distributions	(1.17)	(1.17)	(1.26)	(1.34)	(1.46)

Net asset value, end of year	$42.18	$39.18	$41.89	$41.48	$37.17

Total return	10.85%	(3.55)%	3.99%	15.91%	9.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,560,481	$932,422	$1,227,295	$792,185	$412,533
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	3.22%	3.21%	3.05%	3.84%	3.91%
Portfolio turnover rate[c]	23%	17%	14%	16%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$47.07	$54.68	$51.70	$49.74	$41.22

Income from investment operations:
Net investment income[a]	1.06 [b]	0.66	0.55	0.79	0.57
Net realized and unrealized gain (loss)[c]	10.14	(7.30)	3.34	1.99	8.53

Total from investment operations	11.20	(6.64)	3.89	2.78	9.10

Less distributions from:
Net investment income	(0.88)	(0.97)	(0.91)	(0.82)	(0.58)

Total distributions	(0.88)	(0.97)	(0.91)	(0.82)	(0.58)

Net asset value, end of year	$57.39	$47.07	$54.68	$51.70	$49.74

Total return	24.18%[b]	(12.25)%	7.60%	5.63%[d]	22.75%[d]

Ratios/Supplemental data:
Net assets, end of year (000s)	$234,161	$180,739	$291,992	$327,283	$295,426
Ratio of expenses to average net assets	0.51%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.09%[b]	1.33%	1.06%	1.58%	1.35%
Portfolio turnover rate[e]	17%	22%	12%	29%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.14
•	Total return by 0.30%
•	Ratio of net investment income to average net assets by 0.27%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 5.78% and 22.57%, respectively.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 17%, 22%, 11%, 28% and 15%, respectively. See Note 4.

See notes to financial statements.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

U.S. real estate investment trusts (REITs) determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. U.S. REIT distributions are initially recorded as dividend income on ex-dividend date and then re-designated as return of capital and/or capital gain distributions at the end of the reporting period based on information provided by the REIT or management’s estimates of such re-designations when actual information has not yet been reported.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global 100
Goldman Sachs & Co.	$1,989,185	$1,989,185	$—

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Clean Energy
Barclays Capital Inc.	$1,210,233	$1,210,233	$—
Citigroup Global Markets Inc.	1,464,945	1,461,441	(3,504)
Credit Suisse Securities (USA) LLC	2,871,627	2,871,627	—
Deutsche Bank Securities Inc.	4,138,441	4,138,441	—
Goldman Sachs & Co.	879,286	879,286	—
HSBC Bank PLC	54,281	54,281	—
Jefferies LLC	50,160	50,160	—
JPMorgan Securities LLC	5,899,349	5,869,588	(29,761)
Merrill Lynch, Pierce, Fenner & Smith	1,693,649	1,693,649	—
Morgan Stanley & Co. LLC	5,603,706	5,603,706	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	434,177	434,177	—
SG Americas Securities LLC	69,717	69,717	—
UBS AG	274,808	274,808	—
UBS Securities LLC	555,745	555,745	—
Wells Fargo Securities LLC	8,589	8,575	(14)

	$25,208,713	$25,175,434	$(33,279)

Global Infrastructure
Merrill Lynch, Pierce, Fenner & Smith	$3,271,636	$3,271,636	$—
Morgan Stanley & Co. LLC	9,295,817	9,295,817	—
State Street Bank & Trust Company	781,845	781,845	—

	$13,349,298	$13,349,298	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds,

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global 100	$22,945
Global Clean Energy	293,372
Global Infrastructure	107,857
Global Timber & Forestry	4,499

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$7,531,966	$ 3,049,892
Global Infrastructure	1,180,699	26,772,615
Global Timber & Forestry	301,384	743,627

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Global 100	$71,620,676	$78,371,386
Global Clean Energy	27,782,624	27,301,336
Global Infrastructure	292,277,076	267,681,477
Global Timber & Forestry	35,031,672	33,378,868

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$—	$236,625,080
Global Clean Energy	6,973,928	4,155,646
Global Infrastructure	736,519,932	223,498,046
Global Timber & Forestry	20,581,303	8,064,455

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global 100	$13,952,705	$(335,475)	$(13,617,230)
Global Clean Energy	(1,656,662)	(4,449)	1,661,111
Global Infrastructure	33,105,091	286,547	(33,391,638)
Global Timber & Forestry	1,261,618	4,169	(1,265,787)

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Global 100
Ordinary income	$45,164,569	$48,375,440

Global Clean Energy
Ordinary income	$2,754,204	$1,787,387

Global Infrastructure
Ordinary income	$33,952,795	$33,839,238

Global Timber & Forestry
Ordinary income	$3,449,963	$4,941,403

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Global 100	$10,388,542	$(110,619,241)	$171,484,943	$71,254,244
Global Clean Energy	119,935	(56,122,415)	(13,919,285)	(69,921,765)
Global Infrastructure	8,257,048	(75,683,980)	25,518,133	(41,908,799)
Global Timber & Forestry	132,680	(37,312,312)	37,936,516	756,884

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, foreign withholding tax reclaims and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Global 100	$80,087,721	$24,526,269	$6,005,251	$110,619,241
Global Clean Energy	44,140,983	1,739,302	10,242,130	56,122,415
Global Infrastructure	54,462,942	18,904,786	2,316,252	75,683,980
Global Timber & Forestry	37,312,312	—	—	37,312,312

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the iShares Global 100 ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of the

iShares Global 100 ETF, iShares Global Clean Energy ETF,

iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global 100 ETF, iShares Global Clean Energy ETF, iShares Global Infrastructure ETF and iShares Global Timber & Forestry ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Global 100	$52,110,924
Global Clean Energy	1,250,142
Global Infrastructure	41,657,685
Global Timber & Forestry	4,267,026

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global 100	56.28%
Global Clean Energy	6.51
Global Infrastructure	40.49
Global Timber & Forestry	13.25

For the fiscal year ended March 31, 2017, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Clean Energy	$1,373,222	$137,905
Global Infrastructure	27,040,414	1,476,191
Global Timber & Forestry	3,472,481	167,252

TAX INFORMATION	47

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global 100	$2.082359	$—	$0.030832	$2.113191	99%	—%	1%	100%
Global Clean Energy	0.287720	—	0.018127	0.305847	94	—	6	100
Global Infrastructure	1.097863	—	0.067388	1.165251	94	—	6	100
Global Timber & Forestry	0.812862	—	0.071744	0.884606	92	—	8	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global 100 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	15	1.14
Greater than 0.0% and Less than 0.5%	752	56.96
At NAV	25	1.89
Less than 0.0% and Greater than –0.5%	512	38.79
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Clean Energy ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	39	2.95
Greater than 0.5% and Less than 1.0%	223	16.89
Greater than 0.0% and Less than 0.5%	594	45.00
At NAV	22	1.67
Less than 0.0% and Greater than –0.5%	361	27.35
Less than –0.5% and Greater than –1.0%	67	5.08
Less than –1.0% and Greater than –1.5%	11	0.83
Less than –1.5% and Greater than –2.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	49

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Infrastructure ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	72	5.45
Greater than 0.0% and Less than 0.5%	790	59.85
At NAV	29	2.20
Less than 0.0% and Greater than –0.5%	388	29.39
Less than –0.5% and Greater than –1.0%	37	2.80
Less than –1.0% and Greater than –1.5%	2	0.15

	1,320	100.00%

iShares Global Timber & Forestry ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	24	1.82
Greater than 0.0% and Less than 0.5%	681	51.59
At NAV	25	1.89
Less than 0.0% and Greater than –0.5%	558	42.27
Less than –0.5% and Greater than –1.0%	30	2.27
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	51

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	53

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-303-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
➢	iShares Global Consumer Staples ETF | KXI | NYSE Arca
➢	iShares Global Energy ETF | IXC | NYSE Arca
➢	iShares Global Financials ETF | IXG | NYSE Arca
➢	iShares Global Healthcare ETF | IXJ | NYSE Arca
➢	iShares Global Industrials ETF | EXI | NYSE Arca
➢	iShares Global Materials ETF | MXI | NYSE Arca
➢	iShares Global Tech ETF | IXN | NYSE Arca
➢	iShares Global Telecom ETF | IXP | NYSE Arca
➢	iShares Global Utilities ETF | JXI | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.86%	11.01%	10.96%	10.86%	11.01%	10.96%
5 Years	12.11%	12.03%	11.97%	77.11%	76.50%	76.04%
10 Years	6.78%	6.77%	6.74%	92.65%	92.49%	91.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,089.70	$2.50	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 10.86%, net of fees, while the total return for the Index was 10.96%.

As represented by the Index, global consumer discretionary stocks posted a positive return during the reporting period, driven by global economic growth, tightening labor markets, and growing consumer confidence.

These positive forces were particularly evident in the United States, which represented approximately 60% of the Index on average during the reporting period and contributed the most to the Index’s performance, as U.S. consumer spending reached an all-time high during the fourth quarter of 2016. Japan also contributed significantly to Index performance, although consumer prices and household spending continued to be sluggish during the reporting period amid ongoing efforts by the Japanese government to stimulate economic growth. Japanese consumer confidence and disposable income both increased, however, which helped support gains in that nation’s consumer discretionary sector. Consumer confidence and retail sales in the eurozone both showed notable improvement during 2016, with solid progress in France and Germany helping to drive consumer spending in the region to an all-time high in the fourth quarter of 2016. Lower energy prices, which continued to stabilize during the reporting period, also contributed to the relative strength of the consumer discretionary sector, as investors remained generally optimistic that global consumers would continue to use increases in disposable income to make further discretionary purchases of consumer goods and services.

In contrast, the United Kingdom detracted from the Index’s performance as recent momentum in household spending began to slow in early 2017 and inflation rose in the wake of the weakness of the British pound. An erosion of consumer confidence in Sweden also weighed modestly on the Index’s return for the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Retailing	31.63%
Automobiles & Components	20.78
Media	20.44
Consumer Durables & Apparel	15.11
Consumer Services	12.04

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	61.93%
Japan	13.54
France	5.75
Germany	5.53
United Kingdom	4.85
Canada	1.57
Switzerland	1.42
Spain	0.99
Italy	0.79
Sweden	0.78

TOTAL	97.15%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GLOBAL CONSUMER STAPLES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.18%	4.40%	3.98%	4.18%	4.40%	3.98%
5 Years	9.52%	9.55%	9.46%	57.54%	57.76%	57.16%
10 Years	8.31%	8.27%	8.29%	122.27%	121.31%	121.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.50	$2.41	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 4.18%, net of fees, while the total return for the Index was 3.98%.

As represented by the Index, global consumer staples stocks posted positive performance for the reporting period, but they underperformed the more cyclically driven global sectors such as financials and information technology within an environment of more rapid global economic growth. The global consumer staples sector also had to contend with a number of macroeconomic challenges during the reporting period, including unfavorable currency dynamics, potential price wars, falling consumer confidence in some geographical markets, and the threat of higher U.S. interest rates.

The sector’s relatively modest but steady earnings growth worked against performance relative to the broader global market, as pro-growth sectors such as energy and materials were the market leaders during the reporting period. Food, beverages, and tobacco companies, which represented more than 50% of the Index on average during the reporting period, contributed the most to the Index’s performance. Meanwhile, food and staples retailing companies declined, with the drug retail and food retail stocks both posting negative returns for the reporting period.

U.S. consumer staples stocks, which comprised roughly half of the Index on average during the reporting period, were the largest contributors to the Index’s performance. Their returns were challenged, however, by the threat of rising interest rates and the strength of the U.S. dollar, which were detrimental to companies that derive significant revenues from overseas markets. Consumer staples stocks in the U.K., Australia, Switzerland, the Netherlands, and Germany also contributed to the Index’s return, while those in Belgium and South Korea were detractors from the Index’s performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Beverages	21.35%
Food Products	20.69
Food & Staples Retailing	18.94
Tobacco	16.91
Household Products	14.19
Personal Products	7.92

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	55.05%
United Kingdom	12.08
Switzerland	7.36
Japan	6.09
Netherlands	4.09
France	3.85
Belgium	2.86
Australia	2.15
Canada	1.43
Germany	1.09

TOTAL	96.05%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® GLOBAL ENERGY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.54%	15.87%	15.41%	15.54%	15.87%	15.41%
5 Years	(0.73)%	(0.75)%	(0.83)%	(3.58)%	(3.69)%	(4.06)%
10 Years	1.40%	1.40%	1.34%	14.88%	14.91%	14.24%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.50	$2.42	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL ENERGY ETF

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 15.54%, net of fees, while the total return for the Index was 15.41%.

As represented by the Index, global energy stocks performed well, benefitting from the rebound in prices for energy-related commodities during the reporting period.

After falling from a price above $100 per barrel in mid-2014 to below $27 per barrel on February 11, 2016, its lowest level since 2003, oil prices recovered steadily over the course of the reporting period, finishing March 2017 above $50 per barrel. Similarly, natural gas prices fell to a 17-year low in March 2016 and then rallied through year-end 2016, before giving back some of those gains.

Better supply and demand dynamics drove the improvement in markets for crude, natural gas, and related energy commodities, including stable to improving growth in China and many developed economies. In the U.S., the largest energy consumer in the world after China, energy consumption rose in 2016, while production fell for the first time in six years. Further constraints on oil supply arose when many small independent North American energy producers filed for bankruptcy during 2016, while the Organization of Petroleum Exporting Countries and Russia announced coordinated production cuts.

Higher prices contribute to greater revenues and profits for energy producers during the reporting period, who in turn use some of these proceeds to finance their investment in plants, equipment, and exploration. Capital expenditures by U.S. oil producers swung into positive territory in the fourth quarter of 2016 after contracting for much of the previous two years. In that environment, integrated oil and gas companies, as well as coal and consumable fuels companies contributed the most to the Index’s performance for the reporting period, followed by oil and gas equipment and services firms.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Integrated Oil & Gas	54.89%
Oil & Gas Exploration & Production	19.78
Oil & Gas Storage & Transportation	9.74
Oil & Gas Equipment & Services	9.67
Oil & Gas Refining & Marketing	5.22
Oil & Gas Drilling	0.52
Coal & Consumable Fuels	0.18

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	56.69%
United Kingdom	14.21
Canada	11.21
France	5.30
Italy	2.81
China	2.37
Australia	1.93
Brazil	1.82
Japan	1.12
Norway	0.97

TOTAL	98.43%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® GLOBAL FINANCIALS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.03%	26.63%	26.28%	26.03%	26.63%	26.28%
5 Years	10.20%	10.11%	10.28%	62.52%	61.86%	63.09%
10 Years	(1.08)%	(1.08)%	(1.11)%	(10.30)%	(10.33)%	(10.54)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,201.20	$2.63	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL FINANCIALS ETF

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 26.03%, net of fees, while the total return for the Index was 26.28%.

Global financials stocks, as represented by the Index, delivered a strong return for the reporting period, outperforming all but one of the 10 other global economic sectors. Financials stocks in the United States, which comprised nearly half of the Index on average during the reporting period, generally tracked the performance of the broader market up until the U.S. presidential election; thereafter, they led a robust post-election rally. The new administration’s proposed economic policies, which included deregulation and tax cuts, generated speculation that the highly regulated financials sector could benefit from these proposals. Expectations for stronger domestic economic growth, as well as two interest rate increases by the Fed during the reporting period, stimulated strong performance within the U.S. financials sector.

Optimism about the pro-business policies of the new U.S. president also spread to international financial markets amid speculation about the potential for improving global economic growth. Rising economic prospects helped to boost financials stocks in both the developed world — including those in such notable performers as Australia, Canada, Japan, and the United Kingdom — as well as in emerging markets such as China and Brazil. Australian financials stocks made a solid contribution to the Index’s performance during the reporting period as investors grew optimistic about the possibility of rising interest rates in the U.S., which tend to benefit the profit prospects of financials sector companies. Financials stocks in Canada and the U.K. posted solid results on expectations for deregulation and higher interest rates in the U.S., while financials companies in Japan benefited from the additional catalyst of a weak Japanese yen, which improved the outlook for the country’s large export industry.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Banks	56.16%
Insurance	20.95
Capital Markets	14.06
Diversified Financial Services	6.22
Consumer Finance	2.61

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	45.42%
Canada	7.47
United Kingdom	7.28
Australia	6.74
Japan	5.70
China	3.43
Switzerland	2.97
France	2.80
Spain	2.72
Germany	2.67

TOTAL	87.20%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® GLOBAL HEALTHCARE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.52%	8.68%	8.58%	8.52%	8.68%	8.58%
5 Years	13.59%	13.59%	13.66%	89.07%	89.08%	89.68%
10 Years	8.17%	8.16%	8.18%	119.26%	119.05%	119.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.20	$2.43	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 8.52%, net of fees, while the total return for the Index was 8.58%.

As represented by the Index, global healthcare stocks advanced for the reporting period, but trailed the broad global equity indexes. Global healthcare stocks struggled during much of 2016 amid investor concerns about rising drug prices and the potential for increased regulation. The U.S. dollar strengthened against several foreign currencies during the reporting period, including the euro and the British pound, which also weighed on the Index’s return.

The United States, which comprised about 68% of the Index on average during the reporting period, was the largest contributor to the Index’s performance. U.S. healthcare stocks experienced significant volatility during the reporting period, rising early in the period and then retreating in the months leading up to the U.S. presidential election in November 2016. Following the election, U.S. healthcare stocks rallied amid investor optimism that the Trump administration would not pursue significant regulation regarding drug pricing. The rally was short-lived, however, as continued questions about drug prices, fewer drug approvals, and several prominent drug study failures put downward pressure on the sector. Through the first three months of 2017, U.S. healthcare stocks generally rebounded as the sector showed signs of recovery.

In Europe, Swiss healthcare stocks contributed to the Index’s return during the reporting period, as did healthcare stocks in the United Kingdom and France. A recent acquisition announcement benefited the stock of a biotechnology company located in Switzerland. Large-capitalization pharmaceutical companies generally contributed to the Index’s performance in the U.K. and France.

In contrast, healthcare stocks in Denmark detracted from the Index’s performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Pharmaceuticals	51.28%
Biotechnology	15.23
Health Care Providers & Services	14.52
Health Care Equipment & Supplies	13.66
Life Sciences Tools & Services	3.64
Industrial Conglomerates	1.26
Health Care Technology	0.41

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 3/31/17

Country	Percentage of Total Investments*

United States	67.95%
Switzerland	10.03
United Kingdom	5.90
Japan	5.06
Germany	4.04
France	3.15
Denmark	2.03
Australia	1.52
Belgium	0.24
Canada	0.08

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INDUSTRIALS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.38%	16.39%	16.33%	16.38%	16.39%	16.33%
5 Years	10.38%	10.32%	10.31%	63.88%	63.44%	63.34%
10 Years	5.28%	5.26%	5.21%	67.34%	66.95%	66.18%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,097.90	$2.51	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 16.38%, net of fees, while the total return for the Index was 16.33%.

The Index posted a strong gain for the reporting period and outperformed broad global equity indexes. Manufacturing activity varied across regions of the globe, but generally reflected the modest overall level of global economic growth. In the U.S., which was the largest country weighting in the Index on average during the reporting period, industrial production rose by just 0.4%, while industrial production in the Eurozone increased by 1.2%. In contrast, industrial production rose by 4.7% in Japan and 2.8% in the U.K.

The key factor driving the Index’s advance for the reporting period was the economic optimism that developed after the U.S. presidential election in November 2016. Expectations that the new administration would implement policies that would help stimulate economic growth led to a sharp rally in economically sensitive sectors. In particular, plans for increased government spending on infrastructure improvements contributed to the rally in industrials stocks.

Within the Index, producers of capital goods contributed the most to the Index’s performance for the reporting period, led by machinery manufacturers and aerospace and defense companies. Strong vehicle sales in the U.S. and growing heavy-duty truck sales in Europe helped machinery makers, while aerospace and defense stocks benefited from expectations of an increase in U.S. military spending. Elsewhere in the Index, railroad stocks helped drive gains among transportation stocks, while airline operators and construction and engineering firms posted modest gains.

A stronger U.S. dollar detracted from the Index’s performance during the reporting period. Among currencies represented in the Index, the U.S. dollar advanced by 6% against the euro and 13% against the British pound, though it declined by 1% against the Japanese yen.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Capital Goods	70.07%
Transportation	21.38
Commercial & Professional Services	8.55

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	52.44%
Japan	15.06
France	5.82
United Kingdom	4.89
Germany	4.26
Sweden	3.19
Switzerland	2.75
Canada	2.25
Netherlands	1.78
Australia	1.50

TOTAL	93.94%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® GLOBAL MATERIALS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.13%	26.39%	26.32%	26.13%	26.39%	26.32%
5 Years	1.11%	0.98%	1.25%	5.67%	5.02%	6.43%
10 Years	1.37%	1.30%	1.56%	14.58%	13.77%	16.69%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.10	$2.48	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL MATERIALS ETF

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 26.13%, net of fees, while the total return for the Index was 26.32%.

As represented by the Index, the global materials sector posted a strong positive return for the reporting period, outperforming broad global equity indexes. A recovery in commodity prices was the key driver behind the Index’s robust performance for the reporting period. Prices of industrial metals rallied the most, up about 32%.

Commodity prices rose amid stronger demand for raw materials, particularly from China. After a two-year downturn, China’s manufacturing sector began to recover in the second half of 2016, leading to increased demand for commodities. Materials stocks also benefited from the economic optimism that developed after the U.S. presidential election in November 2016. Expectations that the new administration would implement policies that would help stimulate economic growth led to a sharp rally in economically sensitive sectors, including materials stocks.

Within the Index, metals and mining companies contributed the most to the Index’s performance for the reporting period, reflecting the sharp rally in industrial metals prices. Chemicals companies, which made up more than half of the Index on average during the reporting period, also contributed significantly to the Index’s performance. Chemicals companies benefited from continued strength in two key end markets, vehicle manufacturing and commercial construction.

A stronger U.S. dollar detracted from the Index’s performance during the reporting period. Among currencies represented in the Index, the U.S. dollar advanced by 6% against the euro and 13% against the British pound, though it declined by 1% against the Japanese yen.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Chemicals	54.49%
Metals & Mining	32.15
Construction Materials	6.86
Containers & Packaging	4.60
Paper & Forest Products	1.90

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	32.06%
United Kingdom	9.90
Japan	9.17
Germany	9.10
Australia	7.84
Canada	6.64
Switzerland	5.70
France	3.76
Taiwan	2.11
Ireland	1.99

TOTAL	88.27%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TECH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.40%	25.70%	25.59%	25.40%	25.70%	25.59%
5 Years	13.17%	13.16%	13.28%	85.60%	85.55%	86.53%
10 Years	9.08%	9.09%	9.28%	138.40%	138.60%	142.89%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,129.00	$2.55	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TECH ETF

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 25.40%, net of fees, while the total return for the Index was 25.59%.

As represented by the Index, global technology stocks posted a strong return for the reporting period, while outpacing the broad global equity market.

U.S. technology stocks generally performed well for the reporting period. These returns, coupled with the fact that U.S.-domiciled companies represented almost 80% of the Index on average during the reporting period, meant that U.S stocks contributed the majority of the Index’s performance.

Technology stocks in South Korea, as well as in Japan and Taiwan, were helped by China’s stabilizing economy during the reporting period. In China, where economic slowdown concerns subsided, large-technology companies posted strong gains. On the downside, Swedish technology stocks detracted from the Index’s performance for the reporting period.

U.S. technology company profits were strong during the reporting period. Improving U.S. economic data continued to underpin technology’s earnings. Profitability among internet software and services companies was helped by strong growth in online advertising and cloud computing, where U.S. companies dominate their fast-growing markets. Technology companies also benefited from investors’ expectations for growth in innovative areas like virtual reality and technology products with wireless connectivity. During the reporting period, U.S. technology companies occupied the top five spots of the world’s most valuable public firms. Some legacy companies within technology hardware, storage and peripherals, and internet software and services struggled with declining revenue, dwindling customers, and layoffs during the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Technology Hardware, Storage & Peripherals	20.25%
Internet Software & Services	19.35
Software	19.16
Semiconductors & Semiconductor Equipment	16.90
IT Services	14.72
Electronic Equipment, Instruments & Components	4.91
Communications Equipment	4.71

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	78.32%
Japan	4.91
South Korea	4.43
Taiwan	3.28
China	2.69
Germany	2.10
Netherlands	1.10
France	0.85
Finland	0.55
Sweden	0.53

TOTAL	98.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® GLOBAL TELECOM ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.91)%	(0.72)%	(1.12)%	(0.91)%	(0.72)%	(1.12)%
5 Years	6.80%	6.74%	6.63%	38.93%	38.55%	37.82%
10 Years	3.91%	3.89%	3.70%	46.81%	46.46%	43.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.70	$2.37	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL TELECOM ETF

The iShares Global Telecom ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the telecommunications sector, as represented by the S&P Global 1200 Telecommunications Services Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was -0.91%, net of fees, while the total return for the Index was -1.12%.

As represented by the Index, global telecommunications stocks delivered negative returns in the reporting period and underperformed broad global equity markets.

During the reporting period, a divergence in performance took place among companies in the Index, with wireless telecom services companies contributing to, and diversified telecom services companies detracting from, the Index’s return.

Driving performance among wireless telecom services companies during the reporting period included investor expectations for the upcoming higher-speed 5G wireless network and the proliferation of technology products with wireless connectivity. Wireless company stocks rallied after the U.S. presidential election — in part because of investors’ expectations that the Trump administration will create an environment that supports expansion of the wireless spectrum.

On a geographic basis, U.K. telecommunications stocks delivered the weakest performance in the Index for the reporting period, as the Brexit vote in June 2016 led to uncertainty about the regulatory environment. In Australia, telecommunication services stocks underperformed as revenues declined in an environment of increased competition and tepid price increases. In France, telecommunications companies underperformed the Index as industry consolidation failed and price competition hurt profit margins. Telecommunications stocks in Mexico, the Netherlands, and Italy also detracted from the Index’s performance for the reporting period.

In contrast, the leading contributor to the Index’s performance for the reporting period on a country basis was Japan, where economic growth expanded during all four quarters of 2016, and capital expenditures rose. Telecommunication services stocks in Spain, Canada, and the U.S. also contributed to the Index’s performance for the reporting period.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	74.88%
Wireless Telecommunication Services	25.12

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	39.08%
Japan	16.18
United Kingdom	8.39
Canada	6.03
China	4.88
Germany	4.58
Spain	4.02
Australia	3.43
France	2.90
Singapore	1.82

TOTAL	91.31%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® GLOBAL UTILITIES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.61%	4.74%	4.25%	4.61%	4.74%	4.25%
5 Years	6.74%	6.70%	6.45%	38.57%	38.32%	36.69%
10 Years	1.62%	1.58%	1.35%	17.42%	16.98%	14.32%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 26 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.60	$2.39	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 26 for more information.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL UTILITIES ETF

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 4.61%, net of fees, while the total return for the Index was 4.25%.

As represented by the Index, global utilities stocks returned moderate gains in the reporting period, underperforming broader equity markets.

The Index advanced early in the reporting period before pulling back amid expectations of an interest rate increase by the Fed. With their generous dividend yields, utilities stocks tend to be strongly influenced by the direction of interest rates. Interest rate fears helped push the Index lower in the first few days after Donald Trump’s win in the U.S. presidential election in November 2016. But global utilities stocks soon joined the broader stock market rally amid optimism about President Trump’s promises to deregulate the U.S. utilities sector and ease environmental regulations. Global utility stocks also benefited from declining cost of capital during the reporting period, spurring plans for capital investment in facilities.

On a geographic basis, the United States, representing the majority of the Index on average during the reporting period, was the largest contributor to the Index’s performance. Hong Kong and Australia also contributed to the Index’s return. In contrast, the United Kingdom was the largest detractor from the Index’s performance for the reporting period, as investors worried about the impact of the U.K.’s Brexit vote. Utilities companies in France and South Korea also detracted from the Index’s performance for the reporting period.

Within the utilities sector, electric utilities companies contributed the most to the Index’s performance for the reporting period. Multi-utilities companies also made a notable contribution, followed by gas utilities and water utilities companies.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Electric Utilities	59.00%
Multi-Utilities	32.41
Gas Utilities	4.50
Water Utilities	2.67
Independent Power and Renewable Electricity Producers	1.42

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United States	58.71%
United Kingdom	8.98
Spain	5.62
Hong Kong	4.23
Italy	4.14
France	3.81
Japan	3.78
Germany	2.32
Australia	1.92
Canada	1.92

TOTAL	95.43%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.25%

BRAZIL — 0.15%
Kroton Educacional SA ADR[a]	74,540	$314,932

		314,932
CANADA — 1.56%
Canadian Tire Corp. Ltd. Class A	3,612	427,866
Dollarama Inc.[a]	5,754	475,498
Gildan Activewear Inc.	12,726	342,852
Magna International Inc. Class A	18,858	811,503
Restaurant Brands International Inc.	11,760	653,231
Shaw Communications Inc. Class B	22,050	455,831

		3,166,781
DENMARK — 0.32%
Pandora A/S	5,937	659,216

		659,216
FINLAND — 0.14%
Nokian Renkaat OYJ	6,552	274,281

		274,281
FRANCE — 5.72%
Accor SA	10,362	432,778
Christian Dior SE	2,453	571,421
Cie. Generale des Etablissements Michelin Class B	9,618	1,171,167
Hermes International	1,134	538,635
Kering	3,713	962,827
Lagardere SCA	5,880	173,638
LVMH Moet Hennessy Louis Vuitton SE	13,734	3,023,771
Peugeot SAb	23,184	468,033
Publicis Groupe SA	10,416	729,809
Renault SA	9,792	852,819
SES SA	20,328	474,080
Sodexo SA	4,704	554,685
Valeo SA	11,846	790,981
Vivendi SA	44,562	868,627

		11,613,271
GERMANY — 4.54%
adidas AG	10,492	2,000,832
Bayerische Motoren Werke AG	16,089	1,471,455
Continental AG	5,590	1,228,640
Daimler AG Registered	50,232	3,717,812
ProSiebenSat.1 Media SE Registered	11,760	522,046

Security	Shares	Value
Volkswagen AG	1,766	$263,774

		9,204,559
HONG KONG — 0.77%
Galaxy Entertainment Group Ltd.	168,000	919,822
Sands China Ltd.[a]	136,800	633,700

		1,553,522
IRELAND — 0.21%
Paddy Power Betfair PLC	3,948	424,369

		424,369
ITALY — 0.78%
Ferrari NV	6,304	470,285
Fiat Chrysler Automobiles NVa,b	54,020	592,215
Luxottica Group SpA	7,182	397,518
Mediaset SpA[a]	30,954	128,455

		1,588,473
JAPAN — 13.48%
Aisin Seiki Co. Ltd.	10,500	515,436
Bridgestone Corp.	33,600	1,357,810
Denso Corp.	26,100	1,147,013
Dentsu Inc.	12,600	682,976
Fast Retailing Co. Ltd.	3,700	1,159,508
Fuji Heavy Industries Ltd.	33,600	1,231,166
Honda Motor Co. Ltd.	92,400	2,778,717
Isuzu Motors Ltd.	33,600	444,010
Mazda Motor Corp.	29,400	422,940
Nikon Corp.	21,000	304,173
Nissan Motor Co. Ltd.	126,000	1,213,865
Nitori Holdings Co. Ltd.	4,200	530,324
Oriental Land Co. Ltd./Japan	11,700	670,206
Panasonic Corp.	113,400	1,280,241
Rakuten Inc.	46,200	462,290
Sekisui House Ltd.	33,600	552,110
Shimano Inc.	4,200	612,492
Sony Corp.	63,000	2,129,211
Sumitomo Electric Industries Ltd.	42,000	695,791
Suzuki Motor Corp.	21,000	871,058
Toyota Industries Corp.	10,800	535,978
Toyota Motor Corp.	142,800	7,742,956

		27,340,271
MEXICO — 0.37%
Grupo Televisa SAB	145,200	747,503

		747,503
NETHERLANDS — 0.28%
Altice NV Class Ab	19,740	447,699

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2017

Security	Shares	Value
Altice NV Class Bb	4,956	$112,375

		560,074
SOUTH KOREA — 0.26%
Hyundai Motor Co. GDR	7,549	531,596

		531,596
SPAIN — 0.99%
Industria de Diseno Textil SA	56,616	2,000,692

		2,000,692
SWEDEN — 0.78%
Electrolux AB Class B	12,726	355,056
Hennes & Mauritz AB Class B	48,048	1,232,373

		1,587,429
SWITZERLAND — 1.42%
Cie. Financiere Richemont SA Class A Registered	26,292	2,080,350
Swatch Group AG (The) Bearer[a]	1,764	632,146
Swatch Group AG (The) Registered	2,310	161,085

		2,873,581
UNITED KINGDOM — 4.83%
Barratt Developments PLC	48,140	328,975
Burberry Group PLC	22,015	474,594
Carnival PLC	10,801	618,310
Compass Group PLC	84,126	1,584,242
Daily Mail & General Trust PLC Class A NVS	13,167	118,546
GKN PLC	98,238	446,284
InterContinental Hotels Group PLC	9,964	486,917
ITV PLC	180,390	493,770
Kingfisher PLC	113,988	464,811
Marks & Spencer Group PLC	82,698	348,491
Next PLC	7,565	408,657
Pearson PLC	42,084	359,158
Persimmon PLC	14,910	390,410
Sky PLC	54,138	660,721
Taylor Wimpey PLC	155,358	375,130
UBM PLC	18,819	179,904
Whitbread PLC	9,072	448,999
William Hill PLC	44,352	161,277
WPP PLC	66,528	1,457,488

		9,806,684
UNITED STATES — 61.65%
Advance Auto Parts Inc.	3,738	554,196
Amazon.com Inc.[b]	19,787	17,541,967
AutoNation Inc.[a,b]	3,362	142,179

Security	Shares	Value
AutoZone Inc.[b]	1,480	$1,070,114
Bed Bath & Beyond Inc.	7,562	298,397
Best Buy Co. Inc.	13,570	666,965
BorgWarner Inc.	10,000	417,900
CarMax Inc.[a,b]	9,282	549,680
Carnival Corp.	20,591	1,213,016
CBS Corp. Class B NVS	18,492	1,282,605
Charter Communications Inc. Class Ab	10,753	3,519,672
Chipotle Mexican Grill Inc.[a,b]	1,454	647,786
Coach Inc.	13,860	572,834
Comcast Corp. Class A	236,687	8,897,064
Darden Restaurants Inc.	6,174	516,579
Delphi Automotive PLC	13,566	1,091,927
Discovery Communications Inc. Class Aa,b	8,484	246,800
Discovery Communications Inc. Class C NVS[b]	9,576	271,097
DISH Network Corp. Class Ab	11,262	715,024
Dollar General Corp.	12,939	902,236
Dollar Tree Inc.[b]	11,928	935,871
DR Horton Inc.	16,548	551,214
Expedia Inc.	6,002	757,272
Foot Locker Inc.	6,722	502,873
Ford Motor Co.	197,820	2,302,625
Gap Inc. (The)	10,755	261,239
Garmin Ltd.	5,544	283,354
General Motors Co.	69,488	2,457,096
Genuine Parts Co.	7,418	685,497
Goodyear Tire & Rubber Co. (The)	12,940	465,840
H&R Block Inc.	10,584	246,078
Hanesbrands Inc.	19,362	401,955
Harley-Davidson Inc.	9,032	546,436
Hasbro Inc.	5,587	557,694
Home Depot Inc. (The)	60,956	8,950,169
Interpublic Group of Companies Inc. (The)	18,953	465,675
Kohl’s Corp.	8,696	346,188
L Brands Inc.	12,225	575,798
Leggett & Platt Inc.	6,804	342,377
Lennar Corp. Class A	9,996	511,695
LKQ Corp.[b]	13,986	409,370
Lowe’s Companies Inc.	43,428	3,570,216
Macy’s Inc.	15,333	454,470

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2017

Security	Shares	Value
Marriott International Inc./MD Class A	15,654	$1,474,294
Mattel Inc.	16,884	432,399
McDonald’s Corp.	41,502	5,379,074
Michael Kors Holdings Ltd.[b]	8,155	310,787
Mohawk Industries Inc.[b]	2,982	684,339
Netflix Inc.[b]	21,545	3,184,566
Newell Brands Inc.	24,096	1,136,608
News Corp. Class A	19,026	247,338
News Corp. Class B	4,860	65,610
NIKE Inc. Class B	66,578	3,710,392
Nordstrom Inc.[a]	5,754	267,964
O’Reilly Automotive Inc.[b]	4,840	1,306,026
Omnicom Group Inc.	11,638	1,003,312
Priceline Group Inc. (The)[b]	2,436	4,336,007
PulteGroup Inc.	13,948	328,475
PVH Corp.	3,780	391,117
Ralph Lauren Corp.	2,814	229,679
Ross Stores Inc.	20,569	1,354,880
Royal Caribbean Cruises Ltd.	8,106	795,280
Scripps Networks Interactive Inc. Class A	4,746	371,944
Signet Jewelers Ltd.	3,446	238,704
Staples Inc.	31,710	278,097
Starbucks Corp.	72,426	4,228,954
Target Corp.	28,189	1,555,751
TEGNA Inc.	10,122	259,326
Tiffany & Co.	5,252	500,516
Time Warner Inc.	38,739	3,785,188
TJX Companies Inc. (The)	32,772	2,591,610
Tractor Supply Co.	6,823	470,582
TripAdvisor Inc.[a,b]	6,006	259,219
Twenty-First Century Fox Inc. Class A	55,351	1,792,819
Twenty-First Century Fox Inc. Class B	21,714	690,071
Ulta Salon Cosmetics & Fragrance Inc.[b]	2,947	840,573
Under Armour Inc. Class Aa,b	9,072	179,444
Under Armour Inc. Class Cb	9,478	173,447
VF Corp.	16,738	920,088
Viacom Inc. Class B NVS	17,262	804,754
Walt Disney Co. (The)	72,787	8,253,318
Whirlpool Corp.	3,654	626,040
Wyndham Worldwide Corp.	4,874	410,829

Security	Shares	Value
Wynn Resorts Ltd.	3,906	$447,667
Yum! Brands Inc.	16,566	1,058,566

		125,074,694

TOTAL COMMON STOCKS
(Cost: $212,882,434)		199,321,928

PREFERRED STOCKS — 1.30%

GERMANY — 0.96%
Bayerische Motoren Werke AG, Preference Shares	2,732	215,703
Porsche Automobil Holding SE, Preference Shares	7,686	420,399
Volkswagen AG, Preference Shares	9,072	1,325,424

		1,961,526
SOUTH KOREA — 0.34%
Hyundai Motor Co. GDR, Preference Shares[a,c]	15,682	683,735

		683,735

TOTAL PREFERRED STOCKS
(Cost: $4,072,424)		2,645,261

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	4,456,866	4,458,649
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	222,128	222,128

		4,680,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,679,203)		4,680,777

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.86%
(Cost: $221,634,061)[g]	$206,647,966
Other Assets, Less Liabilities — (1.86)%	(3,773,682)

NET ASSETS — 100.00%	$202,874,284

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $222,118,973. Net unrealized depreciation was $15,471,007, of which $10,696,943 represented gross unrealized appreciation on securities and $26,167,950 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$198,790,332	$531,596	$—	$199,321,928
Preferred stocks	2,645,261	—	—	2,645,261
Money market funds	4,680,777	—	—	4,680,777

Total	$206,116,370	$531,596	$—	$206,647,966

See notes to financial statements.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.84%

AUSTRALIA — 2.14%
Treasury Wine Estates Ltd.	138,907	$1,295,954
Wesfarmers Ltd.	202,751	6,970,912
Woolworths Ltd.	231,800	4,685,958

		12,952,824
BELGIUM — 2.84%
Anheuser-Busch InBev SA/NV	151,931	16,721,018
Colruyt SA	10,225	503,281

		17,224,299
BRAZIL — 0.97%
Ambev SA ADR	781,705	4,502,621
BRF SA ADR	111,173	1,361,869

		5,864,490
CANADA — 1.43%
Alimentation Couche-Tard Inc. Class B	73,960	3,331,846
George Weston Ltd.	8,025	698,190
Loblaw Companies Ltd.	36,457	1,972,585
Metro Inc.	42,401	1,298,752
Saputo Inc.	38,996	1,341,826

		8,643,199
CHILE — 0.12%
Cencosud SA ADR	77,921	722,328

		722,328
DENMARK — 0.28%
Carlsberg A/S Class B	18,537	1,716,994

		1,716,994
FRANCE — 3.84%
Carrefour SA	99,447	2,350,633
Casino Guichard Perrachon SA	9,240	518,147
Danone SA	109,106	7,440,427
L’Oreal SA	43,189	8,321,629
Pernod Ricard SA	38,777	4,599,458

		23,230,294
GERMANY — 0.42%
Beiersdorf AG	17,227	1,634,862
METRO AG	27,622	885,702

		2,520,564
IRELAND — 0.34%
Kerry Group PLC Class A	26,062	2,054,358

		2,054,358

Security	Shares	Value
JAPAN — 6.06%
Aeon Co. Ltd.	152,317	$2,221,261
Ajinomoto Co. Inc.	104,000	2,050,040
Asahi Group Holdings Ltd.	81,398	3,073,883
Japan Tobacco Inc.	199,300	6,471,035
Kao Corp.	88,000	4,820,533
Kirin Holdings Co. Ltd.	163,496	3,081,965
MEIJI Holdings Co. Ltd.	27,200	2,262,802
NH Foods Ltd.	36,000	965,665
Nissin Foods Holdings Co. Ltd.	16,800	930,234
Seven & I Holdings Co. Ltd.	140,137	5,485,754
Shiseido Co. Ltd.	71,000	1,866,912
Unicharm Corp.	78,300	1,874,408
Yakult Honsha Co. Ltd.	28,920	1,603,927

		36,708,419
MEXICO — 0.91%
Fomento Economico Mexicano SAB de CV	393,209	3,466,492
Wal-Mart de Mexico SAB de CV	894,710	2,050,301

		5,516,793
NETHERLANDS — 4.07%
Heineken Holding NV	19,558	1,559,874
Heineken NV	37,718	3,219,233
Koninklijke Ahold Delhaize NV	223,647	4,798,383
Unilever NV CVA	302,594	15,071,882

		24,649,372
NORWAY — 0.40%
Marine Harvest ASA	69,874	1,064,922
Orkla ASA	154,874	1,386,651

		2,451,573
SPAIN — 0.11%
Distribuidora Internacional de Alimentacion SA	117,259	679,871

		679,871
SWEDEN — 0.79%
Svenska Cellulosa AB SCA Class B	112,494	3,641,316
Swedish Match AB	34,988	1,142,323

		4,783,639
SWITZERLAND — 7.33%
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	185	1,049,803
Chocoladefabriken Lindt & Sprungli AG Registered	19	1,262,775
Nestle SA Registered	547,907	42,066,690

		44,379,268

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2017

Security	Shares	Value
UNITED KINGDOM — 12.01%
Associated British Foods PLC	62,867	$2,048,630
British American Tobacco PLC	327,921	21,732,590
Diageo PLC	440,391	12,574,938
Imperial Brands PLC	170,439	8,241,562
J Sainsbury PLC	293,487	969,957
Reckitt Benckiser Group PLC	118,065	10,756,642
Tate & Lyle PLC	85,428	816,665
Tesco PLC[a]	1,433,265	3,326,372
Unilever PLC	225,703	11,118,465
Wm Morrison Supermarkets PLC	398,002	1,194,436

		72,780,257
UNITED STATES — 54.78%
Altria Group Inc.	341,047	24,357,577
Archer-Daniels-Midland Co.	100,386	4,621,771
Brown-Forman Corp. Class B	30,920	1,427,886
Campbell Soup Co.	34,313	1,964,076
Church & Dwight Co. Inc.	44,386	2,213,530
Clorox Co. (The)	22,705	3,061,315
Coca-Cola Co. (The)	679,719	28,847,274
Colgate-Palmolive Co.	155,164	11,356,453
Conagra Brands Inc.	72,899	2,940,746
Constellation Brands Inc. Class A	30,454	4,935,680
Costco Wholesale Corp.	76,757	12,871,381
Coty Inc. Class A	85,021	1,541,431
CVS Health Corp.	180,529	14,171,526
Dr Pepper Snapple Group Inc.	32,359	3,168,593
Estee Lauder Companies Inc. (The) Class A	39,386	3,339,539
General Mills Inc.	102,856	6,069,532
Hershey Co. (The)	24,592	2,686,676
Hormel Foods Corp.	47,833	1,656,457
JM Smucker Co. (The)	20,513	2,688,844
Kellogg Co.	44,962	3,264,691
Kimberly-Clark Corp.	62,517	8,229,113
Kraft Heinz Co. (The)	104,954	9,530,873
Kroger Co. (The)	162,872	4,803,095
McCormick & Co. Inc./MD	20,008	1,951,780
Mead Johnson Nutrition Co.	32,788	2,920,755
Molson Coors Brewing Co. Class B	32,459	3,106,651
Mondelez International Inc. Class A	268,723	11,576,587
Monster Beverage Corp.[a]	70,841	3,270,729
PepsiCo Inc.	251,081	28,085,921
Philip Morris International Inc.	273,013	30,823,168
Procter & Gamble Co. (The)	449,381	40,376,883

Security	Shares	Value
Reynolds American Inc.	145,603	$9,175,901
Sysco Corp.	86,992	4,516,625
Tyson Foods Inc. Class A	50,650	3,125,611
Wal-Mart Stores Inc.	264,545	19,068,404
Walgreens Boots Alliance Inc.	149,268	12,396,707
Whole Foods Market Inc.	56,423	1,676,892

		331,820,673

TOTAL COMMON STOCKS
(Cost: $514,066,326)		598,699,215

PREFERRED STOCKS — 0.66%

GERMANY — 0.66%
Henkel AG & Co. KGaA, Preference Shares	31,296	4,020,062

		4,020,062

TOTAL PREFERRED STOCKS
(Cost: $3,075,143)		4,020,062

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[b,c]	556,466	556,466

		556,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556,466)		556,466

TOTAL INVESTMENTS IN SECURITIES — 99.59%
(Cost: $517,697,935)[d]		603,275,743
Other Assets, Less Liabilities — 0.41%		2,484,740

NET ASSETS — 100.00%		$605,760,483

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $520,515,544. Net unrealized appreciation was $82,760,199, of which $103,918,900 represented gross unrealized appreciation on securities and $21,158,701 represented gross unrealized depreciation on securities.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$598,699,215	$—	$—	$598,699,215
Preferred stocks	4,020,062	—	—	4,020,062
Money market funds	556,466	—	—	556,466

Total	$603,275,743	$—	$—	$603,275,743

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® GLOBAL ENERGY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.94%

AUSTRALIA — 1.93%
Caltex Australia Ltd.	110,217	$2,479,490
Oil Search Ltd.	474,870	2,615,478
Origin Energy Ltd.	706,448	3,799,342
Santos Ltd.	750,396	2,175,270
Woodside Petroleum Ltd.	295,196	7,224,102

		18,293,682
AUSTRIA — 0.25%
OMV AG	61,013	2,406,983

		2,406,983
BRAZIL — 1.02%
Petroleo Brasileiro SA ADR[a]	610,660	5,917,296
Ultrapar Participacoes SA ADR	166,662	3,788,227

		9,705,523
CANADA — 11.18%
ARC Resources Ltd.	141,723	2,019,073
Cameco Corp.	160,072	1,766,775
Canadian Natural Resources Ltd.	446,472	14,576,082
Cenovus Energy Inc.	336,266	3,794,701
Crescent Point Energy Corp.	216,804	2,336,050
Enbridge Inc.	378,611	15,815,558
Enbridge Inc. New	283,792	11,873,857
Encana Corp.	391,944	4,578,778
Husky Energy Inc.[a]	121,988	1,372,954
Imperial Oil Ltd.	106,387	3,232,333
Inter Pipeline Ltd.	150,602	3,165,279
Pembina Pipeline Corp.	161,279	5,096,013
Suncor Energy Inc.	672,376	20,584,945
TransCanada Corp.	349,464	16,081,135

		106,293,533
CHINA — 2.36%
China Petroleum & Chemical Corp. Class H	10,326,400	8,371,141
CNOOC Ltd.	6,539,000	7,808,263
PetroChina Co. Ltd. Class H	8,572,000	6,276,096

		22,455,500
COLOMBIA — 0.13%
Ecopetrol SA ADR[a,b]	129,731	1,209,093

		1,209,093
FRANCE — 5.29%
Total SA	991,863	50,300,045

		50,300,045

Security	Shares	Value
ITALY — 2.80%
Eni SpA	1,081,844	$17,761,267
Saipem SpA[a,b]	2,411,173	1,097,309
Snam SpA	1,029,392	4,463,396
Tenaris SA	193,378	3,323,716

		26,645,688
JAPAN — 1.11%
INPEX Corp.	438,600	4,308,065
JX Holdings Inc.	1,279,720	6,278,587

		10,586,652
NORWAY — 0.96%
Statoil ASA	437,003	7,464,092
Subsea 7 SAa	108,833	1,682,756

		9,146,848
PORTUGAL — 0.31%
Galp Energia SGPS SA	190,111	2,892,414

		2,892,414
SPAIN — 0.89%
Enagas SA	28,529	742,996
Repsol SA	496,279	7,683,258

		8,426,254
UNITED KINGDOM — 14.17%
Amec Foster Wheeler PLC	156,674	1,041,278
BP PLC	7,603,274	43,501,636
Petrofac Ltd.	104,255	1,198,060
Royal Dutch Shell PLC Class A	1,787,811	46,857,517
Royal Dutch Shell PLC Class B	1,503,612	41,072,791
Tullow Oil PLC[a,b]	366,945	1,073,701

		134,744,983
UNITED STATES — 56.54%
Anadarko Petroleum Corp.	224,366	13,910,692
Apache Corp.	153,336	7,879,937
Baker Hughes Inc.	170,933	10,225,212
Cabot Oil & Gas Corp.	190,987	4,566,499
Chesapeake Energy Corp.[a]	301,737	1,792,318
Chevron Corp.	762,310	81,849,225
Cimarex Energy Co.	38,192	4,563,562
Concho Resources Inc.[a]	59,550	7,642,647
ConocoPhillips	497,749	24,822,743
Devon Energy Corp.	210,124	8,766,373
EOG Resources Inc.	231,863	22,618,236
EQT Corp.	70,362	4,299,118
Exxon Mobil Corp.	1,670,370	136,987,044
Halliburton Co.	348,416	17,145,551

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2017

Security	Shares	Value
Helmerich & Payne Inc.	43,731	$2,911,173
Hess Corp.	108,718	5,241,295
Kinder Morgan Inc./DE	772,639	16,797,172
Marathon Oil Corp.	338,421	5,347,052
Marathon Petroleum Corp.	212,550	10,742,277
Murphy Oil Corp.	65,131	1,862,095
National Oilwell Varco Inc.	151,028	6,054,712
Newfield Exploration Co.[a]	79,359	2,929,141
Noble Energy Inc.	176,549	6,062,693
Occidental Petroleum Corp.	308,823	19,567,025
ONEOK Inc.	85,351	4,731,859
Phillips 66	178,325	14,126,906
Pioneer Natural Resources Co.	68,147	12,691,016
Range Resources Corp.	75,603	2,200,047
Schlumberger Ltd.	560,976	43,812,225
Southwestern Energy Co.[a]	202,698	1,656,043
TechnipFMC PLC[a]	187,488	6,093,360
Tesoro Corp.	47,181	3,824,492
Transocean Ltd.[a]	162,836	2,027,308
Valero Energy Corp.	181,251	12,015,129
Williams Companies Inc. (The)	331,913	9,821,306

		537,583,483

TOTAL COMMON STOCKS
(Cost: $1,138,127,790)		940,690,681

PREFERRED STOCKS — 0.80%

BRAZIL — 0.80%
Petroleo Brasileiro SA ADR, Preference Shares[a]	820,675	7,566,624

		7,566,624

TOTAL PREFERRED STOCKS
(Cost: $20,361,451)		7,566,624

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	3,436,990	3,438,364
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	1,440,997	1,440,997

		4,879,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,878,438)		4,879,361

Value
TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $1,163,367,679)[f]	$953,136,666
Other Assets, Less Liabilities — (0.25)%	(2,373,182)

NET ASSETS — 100.00%	$950,763,484

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,198,560,688. Net unrealized depreciation was $245,424,022, of which $17,599,250 represented gross unrealized appreciation on securities and $263,023,272 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GLOBAL ENERGY ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$940,690,681	$—	$—	$940,690,681
Preferred stocks	7,566,624	—	—	7,566,624
Money market funds	4,879,361	—	—	4,879,361

Total	$953,136,666	$—	$—	$953,136,666

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.99%

AUSTRALIA — 6.70%
AMP Ltd.	188,093	$743,261
ASX Ltd.	13,970	537,966
Australia & New Zealand Banking Group Ltd.	175,641	4,263,489
BGP Holdings PLC[a]	608,993	7
Commonwealth Bank of Australia	102,997	6,750,055
Insurance Australia Group Ltd.	149,503	689,992
Macquarie Group Ltd.	20,955	1,441,894
Medibank Pvt Ltd.	177,546	381,943
National Australia Bank Ltd.	160,147	4,073,085
QBE Insurance Group Ltd.	83,820	824,213
Suncorp Group Ltd.	79,417	800,305
Westpac Banking Corp.	200,543	5,363,626

		25,869,836
AUSTRIA — 0.15%
Erste Group Bank AG	18,034	588,774

		588,774
BELGIUM — 0.57%
Ageas	11,566	453,252
Groupe Bruxelles Lambert SA	4,840	440,530
KBC Group NV	19,872	1,321,792

		2,215,574
BRAZIL — 0.22%
Banco do Brasil SA ADR	77,788	837,777

		837,777
CANADA — 7.42%
Bank of Montreal	38,611	2,875,740
Bank of Nova Scotia (The)	72,390	4,222,954
Brookfield Asset Management Inc. Class A	52,705	1,914,713
Canadian Imperial Bank of Commerce	23,879	2,053,166
Manulife Financial Corp.	118,233	2,091,341
National Bank of Canada	20,320	850,800
Power Corp. of Canada	21,082	493,834
Royal Bank of Canada	88,519	6,430,927
Sun Life Financial Inc.	37,207	1,354,757
Thomson Reuters Corp.	18,415	794,096
Toronto-Dominion Bank (The)	111,633	5,575,581

		28,657,909

Security	Shares	Value
CHILE — 0.15%
Banco de Chile ADR	3,474	$250,684
Banco Santander Chile ADR	13,613	341,414

		592,098
CHINA — 3.41%
Bank of China Ltd. Class H	4,599,000	2,284,262
China Construction Bank Corp. Class H	5,588,720	4,494,563
China Life Insurance Co. Ltd. Class H	508,000	1,559,004
Industrial & Commercial Bank of China Ltd. Class H	4,699,000	3,071,597
Ping An Insurance Group Co. of China Ltd. Class H	317,500	1,777,167

		13,186,593
COLOMBIA — 0.10%
Bancolombia SA ADR	9,540	380,360

		380,360
DENMARK — 0.41%
Danske Bank A/S	45,846	1,566,060

		1,566,060
FINLAND — 0.36%
Sampo OYJ Class A	29,337	1,395,038

		1,395,038
FRANCE — 2.78%
AXA SA	116,205	3,014,582
BNP Paribas SA	66,932	4,469,182
Credit Agricole SA	71,374	969,493
Societe Generale SA	44,831	2,279,974

		10,733,231
GERMANY — 2.60%
Allianz SE Registered	27,305	5,071,284
Commerzbank AG	61,458	557,279
Deutsche Bank AG Registered[a,b]	79,502	1,373,256
Deutsche Boerse AGa	10,580	972,143
Deutsche Boerse AG New	1,729	159,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	9,655	1,893,880

		10,027,211
HONG KONG — 1.92%
AIA Group Ltd.	736,600	4,644,328
Hang Seng Bank Ltd.	50,800	1,030,185

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2017

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	69,000	$1,736,653

		7,411,166
IRELAND — 0.11%
Bank of Ireland[a]	1,670,431	419,853
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		419,854
ITALY — 1.63%
Assicurazioni Generali SpA	80,514	1,283,094
Banco BPM SpA	88,661	263,430
Intesa Sanpaolo SpA	839,958	2,287,267
Mediobanca SpA	34,128	308,439
UniCredit SpA	124,714	1,927,454
Unione di Banche Italiane SpA	55,830	214,847

		6,284,531
JAPAN — 5.67%
Dai-ichi Life Holdings Inc.	76,200	1,365,281
Daiwa Securities Group Inc.	127,000	772,622
Mitsubishi UFJ Financial Group Inc.	850,900	5,343,038
Mizuho Financial Group Inc.	1,527,700	2,796,830
MS&AD Insurance Group Holdings Inc.	26,400	838,697
Nomura Holdings Inc.	222,200	1,379,702
ORIX Corp.	76,200	1,126,622
Resona Holdings Inc.	139,700	749,588
Shinsei Bank Ltd.	127,000	233,644
Sompo Holdings Inc.	25,400	929,791
Sumitomo Mitsui Financial Group Inc.	88,000	3,194,472
Sumitomo Mitsui Trust Holdings Inc.	17,627	610,610
T&D Holdings Inc.	38,100	552,541
Tokio Marine Holdings Inc.	47,100	1,984,938

		21,878,376
MEXICO — 0.24%
Grupo Financiero Banorte SAB de CV	165,100	943,747

		943,747
NETHERLANDS — 1.16%
Aegon NV	83,693	427,071
ING Groep NV	230,111	3,487,451
NN Group NV	17,653	575,580

		4,490,102
NORWAY — 0.23%
DNB ASA	56,515	895,539

		895,539

Security	Shares	Value
PERU — 0.19%
Credicorp Ltd.	4,448	$726,358

		726,358
SINGAPORE — 1.23%
DBS Group Holdings Ltd.	106,700	1,481,414
Oversea-Chinese Banking Corp. Ltd.	254,000	1,766,893
United Overseas Bank Ltd.	94,500	1,495,309

		4,743,616
SOUTH KOREA — 0.62%
KB Financial Group Inc. ADR[a]	25,619	1,126,467
Shinhan Financial Group Co. Ltd. ADR[a]	30,001	1,253,742

		2,380,209
SPAIN — 2.71%
Banco Bilbao Vizcaya Argentaria SA	394,351	3,066,326
Banco de Sabadell SA	321,257	590,305
Banco Popular Espanol SAb	220,942	215,041
Banco Santander SA	873,888	5,369,659
Bankia SA	257,072	293,098
CaixaBank SA	212,425	915,385

		10,449,814
SWEDEN — 2.08%
Industrivarden AB Class A	7,366	170,861
Industrivarden AB Class C	14,351	311,989
Investor AB Class B	28,194	1,191,131
Kinnevik AB Class B	13,970	373,960
Nordea Bank AB	190,881	2,187,105
Skandinaviska Enskilda Banken AB Class A	101,854	1,137,377
Svenska Handelsbanken AB Class A	90,417	1,244,610
Swedbank AB Class A	61,207	1,423,179

		8,040,212
SWITZERLAND — 2.95%
Baloise Holding AG Registered	3,175	436,783
Credit Suisse Group AG Registered	118,382	1,762,218
Julius Baer Group Ltd.	13,589	678,805
Swiss Life Holding AG Registered	2,032	656,119
Swiss Re AG	19,812	1,780,398
UBS Group AG	229,866	3,681,255
Zurich Insurance Group AG	9,017	2,408,857

		11,404,435

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2017

Security	Shares	Value
UNITED KINGDOM — 7.23%
3i Group PLC	58,860	$551,643
Aberdeen Asset Management PLC	55,114	182,424
Aviva PLC	239,903	1,595,930
Barclays PLC	931,124	2,620,894
Direct Line Insurance Group PLC	86,076	373,920
HSBC Holdings PLC	1,196,721	9,740,328
Legal & General Group PLC	350,393	1,083,542
Lloyds Banking Group PLC	3,779,520	3,134,350
London Stock Exchange Group PLC	18,669	740,259
Man Group PLC	110,109	202,811
Old Mutual PLC	294,767	739,394
Provident Financial PLC	9,398	352,199
Prudential PLC	153,035	3,226,374
Royal Bank of Scotland Group PLC[a]	193,003	584,286
RSA Insurance Group PLC	64,770	475,016
Schroders PLC	6,604	250,217
Standard Chartered PLC[a]	164,251	1,567,108
Standard Life PLC	117,287	520,209

		27,940,904
UNITED STATES — 45.15%
Affiliated Managers Group Inc.	3,178	521,001
Aflac Inc.	24,142	1,748,364
Allstate Corp. (The)	22,358	1,821,953
American Express Co.	45,865	3,628,380
American International Group Inc.	55,698	3,477,226
Ameriprise Financial Inc.	9,277	1,203,041
Aon PLC	15,621	1,854,057
Arthur J Gallagher & Co.	10,748	607,692
Assurant Inc.	3,435	328,627
Bank of America Corp.	598,795	14,125,574
Bank of New York Mellon Corp. (The)	62,626	2,957,826
BB&T Corp.	47,377	2,117,752
Berkshire Hathaway Inc. Class Ba	114,046	19,009,187
BlackRock Inc.[c]	7,242	2,777,380
Capital One Financial Corp.	29,119	2,523,453
CBOE Holdings Inc.	5,842	473,611
Charles Schwab Corp. (The)	72,771	2,969,785
Chubb Ltd.	27,940	3,806,825
Cincinnati Financial Corp.	9,020	651,875
Citigroup Inc.	164,809	9,858,874
Citizens Financial Group Inc.	30,226	1,044,308
CME Group Inc.	20,630	2,450,844
Comerica Inc.	10,033	688,063
Discover Financial Services	23,637	1,616,535

Security	Shares	Value
E*TRADE Financial Corp.[a]	17,018	$593,758
Fifth Third Bancorp.	44,450	1,129,030
Franklin Resources Inc.	20,592	867,747
Goldman Sachs Group Inc. (The)	22,237	5,108,284
Hartford Financial Services Group Inc. (The)	22,748	1,093,496
Huntington Bancshares Inc./OH	63,891	855,501
Intercontinental Exchange Inc.	36,455	2,182,561
Invesco Ltd.	23,625	723,634
JPMorgan Chase & Co.	213,145	18,722,657
KeyCorp	64,017	1,138,222
Leucadia National Corp.	19,685	511,810
Lincoln National Corp.	13,462	881,088
Loews Corp.	16,135	754,634
M&T Bank Corp.	9,082	1,405,258
Marsh & McLennan Companies Inc.	30,988	2,289,703
MetLife Inc.	65,154	3,441,434
Moody’s Corp.	9,785	1,096,311
Morgan Stanley	86,390	3,700,948
Nasdaq Inc.	7,251	503,582
Navient Corp.	18,796	277,429
Northern Trust Corp.	13,208	1,143,549
People’s United Financial Inc.	17,154	312,203
PNC Financial Services Group Inc. (The)[c]	28,959	3,482,030
Principal Financial Group Inc.	15,748	993,856
Progressive Corp. (The)	35,312	1,383,524
Prudential Financial Inc.	25,784	2,750,637
Raymond James Financial Inc.	7,493	571,416
Regions Financial Corp.	71,628	1,040,755
S&P Global Inc.	15,624	2,042,682
State Street Corp.	21,667	1,724,910
SunTrust Banks Inc.	29,098	1,609,119
Synchrony Financial	46,618	1,598,997
T Rowe Price Group Inc.	14,992	1,021,705
Torchmark Corp.	6,731	518,556
Travelers Companies Inc. (The)	16,960	2,044,358
U.S. Bancorp.	94,633	4,873,600
Unum Group	14,097	661,008
Wells Fargo & Co.	268,499	14,944,654
Willis Towers Watson PLC	7,516	983,769
XL Group Ltd.	15,887	633,256
Zions BanCorp.	11,811	496,062

		174,369,966

TOTAL COMMON STOCKS (Cost: $393,322,134)		378,429,290

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 1.36%

BRAZIL — 1.32%
Banco Bradesco SA ADR, Preference Shares	214,112	$2,192,507
Itau Unibanco Holding SA ADR, Preference Shares	238,907	2,883,607

		5,076,114
ITALY — 0.04%
Intesa Sanpaolo SpA, Preference Shares	63,627	162,237

		162,237

TOTAL PREFERRED STOCKS
(Cost: $4,983,351)		5,238,351

RIGHTS — 0.05%

GERMANY — 0.05%
Deutsche Bank AG (Expires 04/06/17)[a]	88,944	213,092

		213,092

TOTAL RIGHTS
(Cost: $0)		213,092

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,670,948	1,671,616

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	579,043	$579,043

		2,250,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,250,563)		2,250,659

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $400,556,048)[g]		386,131,392
Other Assets, Less Liabilities — 0.02%		58,018

NET ASSETS — 100.00%		$386,189,410

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $406,745,006. Net unrealized depreciation was $20,613,614, of which $19,151,125 represented gross unrealized appreciation on securities and $39,764,739 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	4,692	5,354	(2,804)	7,242	$2,777,380	$56,027	$79,732
PNC Financial Services Group Inc. (The)	18,676	21,131	(10,848)	28,959	3,482,030	50,282	187,962

					$6,259,410	$106,309	$267,694

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL FINANCIALS ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$378,429,282	$—	$8	$378,429,290
Preferred stocks	5,238,351	—	—	5,238,351
Rights	213,092	—	—	213,092
Money market funds	2,250,659	—	—	2,250,659

Total	$386,131,384	$—	$8	$386,131,392

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.51%

AUSTRALIA — 1.51%
Cochlear Ltd.	20,345	$2,098,794
CSL Ltd.	161,077	15,400,245
Ramsay Health Care Ltd.	45,509	2,426,338
Sonic Healthcare Ltd.	144,776	2,442,985

		22,368,362
BELGIUM — 0.24%
UCB SA	45,224	3,516,933

		3,516,933
CANADA — 0.08%
Valeant Pharmaceuticals International Inc.[a,b]	105,904	1,166,520

		1,166,520
DENMARK — 2.01%
Coloplast A/S Class Bb	39,100	3,062,090
Genmab A/Sa	21,257	4,106,023
Novo Nordisk A/S Class B	655,765	22,589,007

		29,757,120
FRANCE — 3.13%
Essilor International SA	70,896	8,636,671
Sanofi	415,109	37,569,560

		46,206,231
GERMANY — 4.02%
Bayer AG Registered	293,086	33,870,435
Fresenius Medical Care AG & Co. KGaA	74,913	6,333,736
Fresenius SE & Co. KGaA	143,539	11,564,818
Merck KGaA	45,651	5,214,618
QIAGEN NVb	81,806	2,380,755

		59,364,362
JAPAN — 5.04%
Astellas Pharma Inc.	760,975	10,011,571
Chugai Pharmaceutical Co. Ltd.	75,800	2,601,947
Daiichi Sankyo Co. Ltd.	229,600	5,165,639
Eisai Co. Ltd.	105,200	5,441,737
Hoya Corp.	138,800	6,671,568
Olympus Corp.	115,600	4,440,169
Ono Pharmaceutical Co. Ltd.	187,100	3,869,442
Otsuka Holdings Co. Ltd.	197,600	8,905,566
Shionogi & Co. Ltd.	107,200	5,529,800
Sysmex Corp.	59,500	3,604,281

Security	Shares	Value
Taisho Pharmaceutical Holdings Co. Ltd.	19,600	$1,590,093
Takeda Pharmaceutical Co. Ltd.	262,800	12,332,237
Terumo Corp.	121,000	4,196,940

		74,360,990
SWITZERLAND — 9.98%
Actelion Ltd.[a]	38,313	10,801,667
Lonza Group AG Registered	20,410	3,861,985
Novartis AG Registered	930,345	69,105,501
Roche Holding AG	248,907	63,609,981

		147,379,134
UNITED KINGDOM — 5.88%
AstraZeneca PLC	447,270	27,475,064
GlaxoSmithKline PLC	1,725,851	35,813,514
Shire PLC	318,358	18,555,013
Smith & Nephew PLC	323,032	4,911,855

		86,755,446
UNITED STATES — 67.62%
Abbott Laboratories	611,689	27,165,108
AbbVie Inc.	564,519	36,784,058
Aetna Inc.	124,221	15,844,389
Agilent Technologies Inc.	114,179	6,036,644
Alexion Pharmaceuticals Inc.[a]	79,375	9,623,425
Allergan PLC	118,886	28,404,243
AmerisourceBergen Corp.	58,389	5,167,426
Amgen Inc.	260,776	42,785,518
Anthem Inc.	93,593	15,478,410
Baxter International Inc.	172,339	8,937,501
Becton Dickinson and Co.	75,337	13,819,819
Biogen Inc.[a]	76,578	20,937,957
Boston Scientific Corp.[a]	481,417	11,972,841
Bristol-Myers Squibb Co.	591,858	32,185,238
Cardinal Health Inc.	111,625	9,103,019
Celgene Corp.[a]	275,459	34,275,363
Centene Corp.[a]	60,335	4,299,472
Cerner Corp.[a]	103,754	6,105,923
Cigna Corp.	90,990	13,329,125
Cooper Companies Inc. (The)	17,310	3,460,096
CR Bard Inc.	25,603	6,363,370
Danaher Corp.	215,961	18,471,144
DaVita Inc.[a]	54,693	3,717,483
DENTSPLY SIRONA Inc.	81,168	5,068,130
Edwards Lifesciences Corp.[a,b]	75,394	7,092,314
Eli Lilly & Co.	343,692	28,907,934

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2017

Security	Shares	Value
Envision Healthcare Corp.[a]	41,502	$2,544,903
Express Scripts Holding Co.[a]	214,165	14,115,615
Gilead Sciences Inc.	462,811	31,434,123
HCA Holdings Inc.[a]	102,205	9,095,223
Henry Schein Inc.[a]	27,977	4,755,251
Hologic Inc.[a]	98,761	4,202,281
Humana Inc.	52,971	10,919,442
IDEXX Laboratories Inc.[a]	31,207	4,824,914
Illumina Inc.[a]	51,744	8,829,596
Incyte Corp.[a]	62,281	8,325,101
Intuitive Surgical Inc.[a]	13,071	10,018,529
Johnson & Johnson	960,656	119,649,705
Laboratory Corp. of America Holdings[a]	36,360	5,216,569
Mallinckrodt PLC[a]	37,210	1,658,450
McKesson Corp.	75,175	11,145,445
Medtronic PLC	484,753	39,051,702
Merck & Co. Inc.	972,221	61,774,922
Mettler-Toledo International Inc.[a]	9,184	4,398,309
Mylan NVa	163,033	6,356,657
Patterson Companies Inc.	29,783	1,347,085
PerkinElmer Inc.	38,934	2,260,508
Perrigo Co. PLC	50,497	3,352,496
Pfizer Inc.	2,107,146	72,085,465
Quest Diagnostics Inc.	48,361	4,748,567
Regeneron Pharmaceuticals Inc.[a]	26,994	10,460,445
Stryker Corp.	109,560	14,423,574
Thermo Fisher Scientific Inc.	138,345	21,249,792
UnitedHealth Group Inc.	340,485	55,842,945
Universal Health Services Inc. Class B	31,497	3,919,802
Varian Medical Systems Inc.[a]	32,859	2,994,441
Vertex Pharmaceuticals Inc.[a]	88,007	9,623,565
Waters Corp.[a]	28,468	4,449,833
Zimmer Biomet Holdings Inc.	71,154	8,688,615
Zoetis Inc.	173,719	9,271,383

		998,371,203

TOTAL COMMON STOCKS (Cost: $1,355,995,198)		1,469,246,301

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	5,283,774	$5,285,888
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	888,725	888,725

		6,174,613

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,172,610)		6,174,613

TOTAL INVESTMENTS IN SECURITIES — 99.93% (Cost: $1,362,167,808)[f]		1,475,420,914
Other Assets, Less Liabilities — 0.07%		963,276

NET ASSETS — 100.00%		$1,476,384,190

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,375,756,155. Net unrealized appreciation was $99,664,759, of which $179,326,416 represented gross unrealized appreciation on securities and $79,661,657 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,469,246,301	$—	$—	$1,469,246,301
Money market funds	6,174,613	—	—	6,174,613

Total	$1,475,420,914	$—	$—	$1,475,420,914

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 1.49%
Aurizon Holdings Ltd.	112,996	$452,545
Brambles Ltd.	87,776	626,075
Qantas Airways Ltd.	101,557	301,369
Sydney Airport	131,976	681,589
Transurban Group	119,756	1,066,123

		3,127,701
BRAZIL — 0.14%
Embraer SA ADR	13,468	297,373

		297,373
CANADA — 2.25%
Bombardier Inc. Class Ba	105,560	161,468
Canadian National Railway Co.	41,491	3,053,842
Canadian Pacific Railway Ltd.	7,956	1,165,377
SNC-Lavalin Group Inc.	8,216	321,457

		4,702,144
CHILE — 0.14%
LATAM Airlines Group SA ADR	23,764	301,090

		301,090
DENMARK — 1.31%
AP Moller – Maersk A/S Class A	104	168,279
AP Moller – Maersk A/S Class B	416	692,261
DSV A/S	10,195	529,344
ISS A/S	9,814	372,220
Vestas Wind Systems A/S	11,909	971,184

		2,733,288
FINLAND — 0.75%
Kone OYJ Class Bb	20,592	906,515
Metso OYJ	7,124	216,240
Wartsila OYJ Abp	8,268	443,478

		1,566,233
FRANCE — 5.80%
Airbus SE	32,339	2,467,174
Alstom SAa	8,684	260,202
Bouygues SA	10,980	448,079
Cie. de Saint-Gobain	28,184	1,450,990
Edenred	11,440	271,020
Legrand SA	14,248	861,305
Safran SA	17,472	1,308,663
Schneider Electric SE	31,876	2,339,800
Thales SA	5,512	534,473
Vinci SA	27,508	2,185,993

		12,127,699

Security	Shares	Value
GERMANY — 4.25%
Brenntag AG	8,320	$467,624
Deutsche Lufthansa AG Registered	12,012	195,281
Deutsche Post AG Registered	51,428	1,765,929
GEA Group AG	9,516	405,485
MAN SE	1,352	139,730
Osram Licht AG	4,732	297,340
Siemens AG Registered	40,924	5,620,100

		8,891,489
HONG KONG — 1.31%
CK Hutchison Holdings Ltd.	141,520	1,740,888
Jardine Matheson Holdings Ltd.	15,600	1,002,300

		2,743,188
IRELAND — 0.19%
Ryanair Holdings PLC ADR[a]	4,914	407,764

		407,764
ITALY — 0.85%
Atlantia SpA	25,324	655,463
CNH Industrial NV	53,404	516,349
Leonardo SpA[a]	21,820	310,156
Prysmian SpA	10,972	290,796

		1,772,764
JAPAN — 15.00%
ANA Holdings Inc.	181,000	551,950
Asahi Glass Co. Ltd.	57,000	461,402
Central Japan Railway Co.	10,500	1,709,324
Dai Nippon Printing Co. Ltd.	31,000	333,842
Daikin Industries Ltd.	15,600	1,565,880
East Japan Railway Co.	20,800	1,809,523
FANUC Corp.	10,400	2,129,839
ITOCHU Corp.	83,200	1,179,718
Japan Airlines Co. Ltd.	20,800	658,178
JGC Corp.	15,600	270,897
Kajima Corp.	52,000	338,796
Kawasaki Heavy Industries Ltd.	104,000	315,463
Kintetsu Group Holdings Co. Ltd.	104,000	374,262
Komatsu Ltd.	52,000	1,354,016
Kubota Corp.	62,400	935,748
LIXIL Group Corp.	15,600	395,495
Makita Corp.	13,000	454,994
Marubeni Corp.	98,800	607,802
Mitsubishi Corp.	83,200	1,796,084
Mitsubishi Electric Corp.	114,400	1,639,566
Mitsubishi Heavy Industries Ltd.	176,000	705,390

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2017

Security	Shares	Value
Mitsui & Co. Ltd.	98,800	$1,429,732
NGK Insulators Ltd.	15,600	352,796
Nidec Corp.	15,500	1,473,773
Nippon Express Co. Ltd.	52,000	266,930
NSK Ltd.	26,000	371,462
Obayashi Corp.	41,600	388,635
Odakyu Electric Railway Co. Ltd.	16,600	322,674
Recruit Holdings Co. Ltd.	26,000	1,325,316
Secom Co. Ltd.	10,400	743,764
Shimizu Corp.	52,000	465,727
SMC Corp./Japan	3,900	1,152,185
Sumitomo Corp.	71,600	962,227
Taisei Corp.	57,000	414,852
Tokyu Corp.	52,000	367,729
Toppan Printing Co. Ltd.	33,000	336,130
TOTO Ltd.	8,300	313,215
West Japan Railway Co.	10,400	675,818
Yamato Holdings Co. Ltd.	20,800	435,394

		31,386,528
MEXICO — 0.17%
Alfa SAB de CV	244,400	355,554

		355,554
NETHERLANDS — 1.77%
Koninklijke Philips NV	50,336	1,622,104
Randstad Holding NV	7,072	409,205
RELX NV	54,190	1,006,166
Wolters Kluwer NV	16,158	673,385

		3,710,860
SPAIN — 1.17%
Abertis Infraestructuras SA	31,980	516,483
ACS Actividades de Construccion y Servicios SA	11,073	377,737
Aena SAc	4,056	643,339
Ferrovial SA	30,025	602,444
International Consolidated Airlines Group SA	45,916	303,729

		2,443,732
SWEDEN — 3.18%
Alfa Laval AB	15,132	286,597
Assa Abloy AB	53,300	1,100,231
Atlas Copco AB Class A	36,140	1,280,320
Atlas Copco AB Class B	19,543	623,394
Sandvik AB	59,904	898,396
Securitas AB Class B	17,264	270,708

Security	Shares	Value
Skanska AB Class B	21,372	$505,078
SKF AB Class B	20,280	402,724
Volvo AB Class B	86,528	1,282,176

		6,649,624
SWITZERLAND — 2.74%
ABB Ltd. Registered	106,330	2,488,947
Adecco Group AG Registered	9,256	657,939
Geberit AG Registered	1,976	852,427
Kuehne + Nagel International AG Registered	3,068	433,710
Schindler Holding AG Participation Certificates	2,496	483,266
Schindler Holding AG Registered	780	147,982
SGS SA Registered	312	666,111

		5,730,382
UNITED KINGDOM — 4.87%
Aggreko PLC	13,988	154,536
Ashtead Group PLC	26,979	557,654
Babcock International Group PLC	27,352	301,664
BAE Systems PLC	169,728	1,363,619
Bunzl PLC	17,670	512,615
Capita PLC	37,012	261,260
Cobham PLC	95,784	159,298
DCC PLC	4,680	411,111
easyJet PLC[b]	14,200	182,181
Experian PLC	50,285	1,023,668
G4S PLC	83,876	319,158
Hays PLC	74,360	145,984
IMI PLC	15,171	226,319
Intertek Group PLC	8,574	421,778
RELX PLC	56,716	1,109,197
Rentokil Initial PLC	92,224	284,498
Rolls-Royce Holdings PLC	99,580	938,880
Smiths Group PLC	21,216	429,513
Travis Perkins PLC	13,676	258,912
Weir Group PLC (The)	11,960	286,695
Wolseley PLC	13,359	838,579

		10,187,119
UNITED STATES — 52.24%
3M Co.	31,778	6,080,085
Acuity Brands Inc.	2,392	487,968
Alaska Air Group Inc.	6,448	594,635
Allegion PLC	5,200	393,640
American Airlines Group Inc.	27,332	1,156,144
AMETEK Inc.	12,376	669,294

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2017

Security	Shares	Value
Arconic Inc.	23,787	$626,550
Boeing Co. (The)	30,420	5,380,081
Caterpillar Inc.	31,512	2,923,053
CH Robinson Worldwide Inc.	7,483	578,361
Cintas Corp.	4,524	572,467
CSX Corp.	49,660	2,311,673
Cummins Inc.	8,268	1,250,122
Deere & Co.	15,631	1,701,591
Delta Air Lines Inc.	39,416	1,811,559
Dover Corp.	8,424	676,868
Dun & Bradstreet Corp. (The)	2,028	218,902
Eaton Corp. PLC	24,128	1,789,091
Emerson Electric Co.	34,580	2,069,959
Equifax Inc.	6,443	881,016
Expeditors International of Washington Inc.	9,516	537,559
Fastenal Co.	15,392	792,688
FedEx Corp.	13,104	2,557,246
Flowserve Corp.	7,436	360,051
Fluor Corp.	7,644	402,227
Fortive Corp.	15,884	956,534
Fortune Brands Home & Security Inc.	8,324	506,515
General Dynamics Corp.	15,119	2,830,277
General Electric Co.	468,416	13,958,797
Honeywell International Inc.	40,404	5,045,247
Illinois Tool Works Inc.	16,627	2,202,579
Ingersoll-Rand PLC	13,780	1,120,590
Jacobs Engineering Group Inc.	6,656	367,944
JB Hunt Transport Services Inc.	4,680	429,343
Johnson Controls International PLC	50,353	2,120,868
Kansas City Southern	5,824	499,466
L3 Technologies Inc.	4,056	670,416
Lockheed Martin Corp.	13,312	3,562,291
Masco Corp.	17,576	597,408
Nielsen Holdings PLC	18,044	745,398
Norfolk Southern Corp.	15,496	1,735,087
Northrop Grumman Corp.	9,260	2,202,398
PACCAR Inc.	18,980	1,275,456
Parker-Hannifin Corp.	7,072	1,133,783
Pentair PLC	9,360	587,621
Quanta Services Inc.[a]	7,592	281,739
Raytheon Co.	15,496	2,363,140
Republic Services Inc.	11,752	738,143
Robert Half International Inc.	6,917	337,757
Rockwell Automation Inc.	6,864	1,068,793

Security	Shares	Value
Rockwell Collins Inc.	6,812	$661,854
Roper Technologies Inc.	5,356	1,105,960
Ryder System Inc.	3,016	227,527
Snap-on Inc.	3,068	517,480
Southwest Airlines Co.	32,656	1,755,587
Stanley Black & Decker Inc.	8,144	1,082,093
Stericycle Inc.[a]	4,628	383,615
Textron Inc.	14,404	685,486
TransDigm Group Inc.	2,704	595,313
Union Pacific Corp.	43,628	4,621,078
United Continental Holdings Inc.[a]	15,340	1,083,618
United Parcel Service Inc. Class B	37,019	3,972,139
United Rentals Inc.[a]	4,524	565,726
United Technologies Corp.	39,944	4,482,116
Verisk Analytics Inc. Class Aa	8,211	666,241
Waste Management Inc.	21,320	1,554,654
WW Grainger Inc.	2,912	677,797
Xylem Inc./NY	9,776	490,951

		109,289,655

TOTAL COMMON STOCKS
(Cost: $196,033,961)		208,424,187

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	279,596	279,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	10,781	10,781

		290,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $290,452)		290,489

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $196,324,413)[g]	$208,714,676
Other Assets, Less Liabilities — 0.24%	507,266

NET ASSETS — 100.00%	$209,221,942

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $198,143,580. Net unrealized appreciation was $10,571,096, of which $21,945,934 represented gross unrealized appreciation on securities and $11,374,838 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$208,424,187	$—	$—	$208,424,187
Money market funds	290,489	—	—	290,489

Total	$208,714,676	$—	$—	$208,714,676

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL MATERIALS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.25%

AUSTRALIA — 7.79%
Amcor Ltd./Australia	168,080	$1,930,990
BHP Billiton Ltd.	462,704	8,485,487
Fortescue Metals Group Ltd.	247,456	1,176,048
Incitec Pivot Ltd.	239,976	688,327
James Hardie Industries PLC	64,856	1,017,709
Newcrest Mining Ltd.	110,000	1,868,753
Orica Ltd.	53,768	721,897
Rio Tinto Ltd.	60,984	2,812,698
South32 Ltd.	764,808	1,610,277

		20,312,186
AUSTRIA — 0.25%
Voestalpine AG	16,632	656,405

		656,405
BELGIUM — 0.80%
Solvay SA	10,736	1,315,342
Umicore SA	13,552	774,008

		2,089,350
BRAZIL — 0.68%
Vale SA ADR	186,472	1,771,484

		1,771,484
CANADA — 6.60%
Agnico Eagle Mines Ltd.	32,472	1,373,726
Agrium Inc.	19,712	1,875,940
Barrick Gold Corp.	167,904	3,180,186
Eldorado Gold Corp.	115,200	393,027
First Quantum Minerals Ltd.	99,440	1,053,565
Franco-Nevada Corp.	25,784	1,684,327
Goldcorp Inc.	123,288	1,793,415
Kinross Gold Corp.[a]	180,576	635,025
Potash Corp. of Saskatchewan Inc.	120,208	2,047,858
Silver Wheaton Corp.	63,536	1,320,123
Teck Resources Ltd. Class B	66,968	1,460,225
Yamana Gold Inc.	139,656	384,312

		17,201,729
CHILE — 0.35%
Empresas CMPC SA	190,871	464,187
Sociedad Quimica y Minera de Chile SA ADR	13,112	450,659

		914,846
DENMARK — 0.86%
Chr Hansen Holding A/S	14,439	929,546
Novozymes A/S Class B	32,824	1,304,887

		2,234,433

Security	Shares	Value
FINLAND — 1.07%
Stora Enso OYJ Class R	82,192	$974,025
UPM-Kymmene OYJ	76,736	1,807,247

		2,781,272
FRANCE — 3.74%
Air Liquide SA	55,968	6,411,065
ArcelorMittal[a]	273,592	2,307,603
Arkema SA	10,384	1,027,102

		9,745,770
GERMANY — 9.05%
BASF SE	132,000	13,118,496
HeidelbergCement AG	18,216	1,709,821
K+S AG Registered[b]	27,808	648,079
Lanxess AG	12,936	870,127
Linde AG	26,840	4,481,118
Symrise AG	17,776	1,185,228
ThyssenKrupp AG	63,888	1,568,888

		23,581,757
IRELAND — 1.98%
CRH PLC	120,208	4,251,757
Smurfit Kappa Group PLC	34,760	920,888

		5,172,645
JAPAN — 9.11%
Asahi Kasei Corp.	176,000	1,705,824
JFE Holdings Inc.	79,200	1,356,486
Kuraray Co. Ltd.	35,200	533,228
Mitsubishi Chemical Holdings Corp.	202,400	1,564,636
Mitsubishi Materials Corp.	17,800	538,329
Mitsui Chemicals Inc.	176,000	868,707
Nippon Paint Holdings Co. Ltd.	26,400	918,065
Nippon Steel & Sumitomo Metal Corp.	123,229	2,836,600
Nitto Denko Corp.	26,400	2,037,986
Oji Holdings Corp.	88,000	411,451
Shin-Etsu Chemical Co. Ltd.	61,600	5,331,333
Sumitomo Chemical Co. Ltd.	264,000	1,473,642
Sumitomo Metal Mining Co. Ltd.	88,000	1,250,543
Taiheiyo Cement Corp.	176,000	587,562
Toray Industries Inc.	264,000	2,338,401

		23,752,793
MEXICO — 1.26%
Cemex SAB de CV CPO[a]	2,032,915	1,829,544
Grupo Mexico SAB de CV Series B	484,000	1,446,284

		3,275,828

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2017

Security	Shares	Value
NETHERLANDS — 1.83%
Akzo Nobel NV	36,168	$3,006,866
Koninklijke DSM NV	26,048	1,766,579

		4,773,445
NORWAY — 0.81%
Norsk Hydro ASA	196,768	1,142,271
Yara International ASA	25,520	982,304

		2,124,575
PERU — 0.33%
Southern Copper Corp.	24,200	868,538

		868,538
SOUTH KOREA — 1.82%
LG Chem Ltd.	6,600	1,735,133
POSCO	11,616	3,022,674

		4,757,807
SWEDEN — 0.45%
Boliden AB	38,896	1,163,181

		1,163,181
SWITZERLAND — 5.66%
Clariant AG Registered	39,512	746,068
Givaudan SA Registered	1,056	1,903,216
LafargeHolcim Ltd. Registered	69,168	4,090,860
Sika AG Bearer	352	2,113,512
Syngenta AG Registered	13,376	5,907,917

		14,761,573
TAIWAN — 2.10%
Formosa Chemicals & Fibre Corp.	528,100	1,642,997
Formosa Plastics Corp.	704,720	2,101,909
Nan Ya Plastics Corp.	728,940	1,727,306

		5,472,212
UNITED KINGDOM — 9.84%
Anglo American PLC[a]	203,544	3,103,891
Antofagasta PLC	56,056	584,945
BHP Billiton PLC	306,064	4,722,737
Glencore PLC[a]	1,727,176	6,763,249
Johnson Matthey PLC	28,072	1,081,161
Mondi PLC	52,950	1,275,893
Randgold Resources Ltd.	13,464	1,172,632
Rio Tinto PLC	173,096	6,946,896

		25,651,404
UNITED STATES — 31.87%
Air Products & Chemicals Inc.	31,240	4,226,460
Albemarle Corp.	16,104	1,701,226

Security	Shares	Value
Avery Dennison Corp.	13,112	$1,056,827
Ball Corp.	25,432	1,888,580
CF Industries Holdings Inc.	33,616	986,630
Dow Chemical Co. (The)	161,304	10,249,256
Eastman Chemical Co.	21,120	1,706,496
Ecolab Inc.	37,664	4,720,806
EI du Pont de Nemours & Co.	124,872	10,030,968
FMC Corp.	19,184	1,335,015
Freeport-McMoRan Inc.[a]	191,576	2,559,455
International Flavors & Fragrances Inc.	11,440	1,516,143
International Paper Co.	59,224	3,007,395
LyondellBasell Industries NV Class A	47,784	4,357,423
Martin Marietta Materials Inc.	9,152	1,997,424
Monsanto Co.	63,272	7,162,390
Mosaic Co. (The)	50,512	1,473,940
Newmont Mining Corp.	76,560	2,523,418
Nucor Corp.	46,464	2,774,830
PPG Industries Inc.	37,224	3,911,498
Praxair Inc.	41,008	4,863,549
Sealed Air Corp.	28,160	1,227,213
Sherwin-Williams Co. (The)	11,616	3,603,167
Vulcan Materials Co.	19,096	2,300,686
WestRock Co.	36,344	1,890,978

		83,071,773

TOTAL COMMON STOCKS
(Cost: $306,632,423)		256,135,006

PREFERRED STOCKS — 1.15%

BRAZIL — 1.15%
Gerdau SA ADR, Preference Shares	129,448	446,596
Vale SA ADR, Preference Shares	283,272	2,543,782

		2,990,378

TOTAL PREFERRED STOCKS
(Cost: $9,158,788)		2,990,378

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	668,160	668,427

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL MATERIALS ETF

March 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	90,362	$90,362

		758,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $758,522)		758,789

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $316,549,733)[f]		259,884,173
Other Assets, Less Liabilities — 0.31%		798,734

NET ASSETS — 100.00%		$260,682,907

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $326,142,798. Net unrealized depreciation was $66,258,625 of which $20,810,120 represented gross unrealized appreciation on securities and $87,068,745 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$256,135,006	$—	$—	$256,135,006
Preferred stocks	2,990,378	—	—	2,990,378
Money market funds	758,789	—	—	758,789

Total	$259,884,173	$—	$—	$259,884,173

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® GLOBAL TECH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AUSTRALIA — 0.10%
Computershare Ltd.	93,840	$1,006,497

		1,006,497
BRAZIL — 0.14%
Cielo SA	170,043	1,516,218

		1,516,218
CANADA — 0.46%
BlackBerry Ltd.[a,b]	86,995	671,877
CGI Group Inc. Class Aa	49,470	2,363,610
Constellation Software Inc./Canada	3,714	1,819,892

		4,855,379
CHINA — 2.68%
Tencent Holdings Ltd.[b]	986,000	28,267,490

		28,267,490
FINLAND — 0.55%
Nokia OYJ	1,074,470	5,780,471

		5,780,471
FRANCE — 0.85%
Atos SE	16,962	2,103,530
Capgemini SA	29,580	2,738,523
Dassault Systemes SE	25,160	2,183,467
STMicroelectronics NV	123,080	1,885,087

		8,910,607
GERMANY — 2.09%
Infineon Technologies AG	208,080	4,260,756
SAP SE	180,880	17,794,463

		22,055,219
JAPAN — 4.90%
Canon Inc.	204,000	6,354,519
FUJIFILM Holdings Corp.	85,000	3,316,701
Fujitsu Ltd.	340,000	2,077,591
Hirose Electric Co. Ltd.	5,355	740,079
Hitachi Ltd.	850,000	4,595,935
Keyence Corp.	16,920	6,769,215
Konica Minolta Inc.	119,000	1,063,663
Kyocera Corp.	68,000	3,784,762
Murata Manufacturing Co. Ltd.	37,900	5,385,861
NEC Corp.	528,000	1,269,891
Nintendo Co. Ltd.	21,700	5,031,136
NTT Data Corp.	23,600	1,118,263
Omron Corp.	39,100	1,714,112

Security	Shares	Value
Ricoh Co. Ltd.	136,000	$1,117,975
Rohm Co. Ltd.	17,000	1,128,960
TDK Corp.	22,800	1,442,520
Tokyo Electron Ltd.	34,000	3,708,786
Yahoo Japan Corp.	238,000	1,097,837

		51,717,806
NETHERLANDS — 1.10%
ASML Holding NV	80,410	10,698,709
Gemalto NV	15,470	866,676

		11,565,385
SOUTH KOREA — 4.42%
NAVER Corp.	5,440	4,159,170
Samsung Electronics Co. Ltd.	20,404	37,585,836
SK Hynix Inc.	107,100	4,836,403

		46,581,409
SPAIN — 0.39%
Amadeus IT Holding SA Class A	80,580	4,098,925

		4,098,925
SWEDEN — 0.53%
Hexagon AB Class B	46,888	1,890,581
Telefonaktiebolaget LM Ericsson Class B	558,790	3,742,666

		5,633,247
TAIWAN — 3.27%
Hon Hai Precision Industry Co. Ltd.	2,694,473	8,080,977
Largan Precision Co. Ltd.	18,000	2,835,626
MediaTek Inc.	340,000	2,409,162
Taiwan Semiconductor Manufacturing Co. Ltd.	3,400,600	21,181,953

		34,507,718
UNITED KINGDOM — 0.15%
Sage Group PLC (The)	204,649	1,613,471

		1,613,471
UNITED STATES — 78.16%
Accenture PLC Class A	114,410	13,715,471
Activision Blizzard Inc.	127,160	6,340,198
Adobe Systems Inc.[a]	91,290	11,879,568
Advanced Micro Devices Inc.[a]	141,950	2,065,372
Akamai Technologies Inc.[a]	31,960	1,908,012
Alliance Data Systems Corp.	10,370	2,582,130
Alphabet Inc. Class Aa	54,461	46,172,036
Alphabet Inc. Class Ca	54,570	45,269,089
Amphenol Corp. Class A	56,440	4,016,835

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2017

Security	Shares	Value
Analog Devices Inc.	66,810	$5,475,079
Apple Inc.	965,940	138,766,940
Applied Materials Inc.	198,900	7,737,210
Autodesk Inc.[a]	36,210	3,131,079
Automatic Data Processing Inc.	82,620	8,459,462
Broadcom Ltd.	73,950	16,192,092
CA Inc.	56,950	1,806,454
Cisco Systems Inc.	922,193	31,170,123
Citrix Systems Inc.[a]	28,730	2,395,795
Cognizant Technology Solutions Corp. Class Aa	111,979	6,664,990
Corning Inc.	172,040	4,645,080
CSRA Inc.	26,996	790,713
eBay Inc.[a]	186,320	6,254,762
Electronic Arts Inc.[a]	56,610	5,067,727
F5 Networks Inc.[a]	11,900	1,696,583
Facebook Inc. Class Aa	433,500	61,578,675
Fidelity National Information Services Inc.	60,350	4,805,067
Fiserv Inc.[a]	39,440	4,547,826
FLIR Systems Inc.	25,160	912,805
Global Payments Inc.	28,050	2,263,074
Harris Corp.	22,780	2,534,731
Hewlett Packard Enterprise Co.	307,190	7,280,403
HP Inc.	312,800	5,592,864
Intel Corp.	870,400	31,395,328
International Business Machines Corp.	158,100	27,531,534
Intuit Inc.	44,540	5,166,195
Juniper Networks Inc.	70,380	1,958,675
KLA-Tencor Corp.	28,730	2,731,361
Lam Research Corp.	29,920	3,840,531
MasterCard Inc. Class A	173,570	19,521,418
Microchip Technology Inc.	39,780	2,934,968
Micron Technology Inc.[a]	190,910	5,517,299
Microsoft Corp.	1,422,560	93,689,802
Motorola Solutions Inc.	30,396	2,620,743
NetApp Inc.	50,150	2,098,777
NVIDIA Corp.	108,460	11,814,548
Oracle Corp.	550,970	24,578,772
Paychex Inc.	58,793	3,462,908
PayPal Holdings Inc.[a]	206,720	8,893,094
Qorvo Inc.[a]	23,290	1,596,762
QUALCOMM Inc.	271,830	15,586,732
Red Hat Inc.[a]	32,810	2,838,065

Security	Shares	Value
salesforce.com Inc.[a]	120,530	$9,942,520
Seagate Technology PLC	54,400	2,498,592
Skyworks Solutions Inc.	34,170	3,347,977
Symantec Corp.	114,210	3,503,963
Synopsys Inc.[a]	27,880	2,010,984
TE Connectivity Ltd.	65,450	4,879,297
Teradata Corp.[a]	24,113	750,397
Texas Instruments Inc.	183,770	14,804,511
Total System Services Inc.	30,430	1,626,788
VeriSign Inc.[a,b]	16,490	1,436,444
Visa Inc. Class A	342,210	30,412,203
Western Digital Corp.	53,040	4,377,391
Western Union Co. (The)	88,910	1,809,319
Xerox Corp.	155,210	1,139,241
Xilinx Inc.	45,902	2,657,267
Yahoo! Inc.[a]	161,472	7,493,916

		824,186,567

TOTAL COMMON STOCKS
(Cost: $774,734,965)		1,052,296,409

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	2,257,923	2,258,826
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	643,125	643,125

		2,901,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,901,050)		2,901,951

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $777,636,015)[f]		1,055,198,360
Other Assets, Less Liabilities — (0.06)%		(644,779)

NET ASSETS — 100.00%		$1,054,553,581

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $786,064,300. Net unrealized appreciation was $269,134,060, of which $310,424,723 represented gross unrealized appreciation on securities and $41,290,663 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® GLOBAL TECH ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,052,296,409	$—	$—	$1,052,296,409
Money market funds	2,901,951	—	—	2,901,951

Total	$1,055,198,360	$—	$—	$1,055,198,360

See notes to financial statements.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL TELECOM ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.25%

AUSTRALIA — 3.41%
Telstra Corp. Ltd.	2,910,264	$10,345,640

		10,345,640
BELGIUM — 0.36%
Proximus SADP	34,831	1,095,811

		1,095,811
CANADA — 6.01%
BCE Inc.	219,267	9,680,531
Rogers Communications Inc. Class B	87,515	3,858,495
TELUS Corp.	144,467	4,676,370

		18,215,396
CHINA — 4.85%
China Mobile Ltd.	1,345,000	14,719,456

		14,719,456
DENMARK — 0.34%
TDC A/S	198,610	1,027,222

		1,027,222
FRANCE — 2.89%
Orange SA	561,861	8,752,665

		8,752,665
GERMANY — 4.56%
Deutsche Telekom AG Registered	788,009	13,843,232

		13,843,232
ITALY — 0.83%
Telecom Italia SpA/Milano[a]	2,790,359	2,515,872

		2,515,872
JAPAN — 16.12%
KDDI Corp.	441,200	11,569,473
Nippon Telegraph & Telephone Corp.	332,600	14,183,929
NTT DOCOMO Inc.	318,800	7,417,114
SoftBank Group Corp.	222,500	15,698,600

		48,869,116
MEXICO — 1.37%
America Movil SAB de CV	5,880,091	4,146,065

		4,146,065
NETHERLANDS — 1.04%
Koninklijke KPN NV	1,043,578	3,150,915

		3,150,915

Security	Shares	Value
NORWAY — 0.93%
Telenor ASA	168,824	$2,808,852

		2,808,852
SINGAPORE — 1.82%
Singapore Telecommunications Ltd.	1,963,150	5,507,442

		5,507,442
SPAIN — 4.00%
Telefonica SA	1,081,766	12,131,170

		12,131,170
SWEDEN — 1.47%
Millicom International Cellular SA SDR	14,660	820,492
Tele2 AB Class B	85,532	819,558
Telia Co. AB	667,057	2,808,449

		4,448,499
SWITZERLAND — 0.94%
Swisscom AG Registered	6,177	2,851,683

		2,851,683
TAIWAN — 1.03%
Chunghwa Telecom Co. Ltd. ADR[b]	92,382	3,139,140

		3,139,140
UNITED KINGDOM — 8.36%
BT Group PLC	2,140,093	8,515,286
Vodafone Group PLC	6,463,528	16,819,307

		25,334,593
UNITED STATES — 38.92%
AT&T Inc.	1,498,712	62,271,483
CenturyLink Inc.	133,632	3,149,706
Level 3 Communications Inc.[a]	71,277	4,078,470
Verizon Communications Inc.	994,785	48,495,769

		117,995,428

TOTAL COMMON STOCKS
(Cost: $334,134,293)		300,898,197

PREFERRED STOCKS — 0.35%

ITALY — 0.35%
Telecom Italia SpA/Milano, Preference Shares	1,463,564	1,070,702

		1,070,702

TOTAL PREFERRED STOCKS
(Cost: $1,559,724)		1,070,702

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® GLOBAL TELECOM ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	202,799	$202,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	189,481	189,481

		392,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $392,361)		392,361

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $336,086,378)[f]		302,361,260
Other Assets, Less Liabilities — 0.27%		809,929

NET ASSETS — 100.00%		$303,171,189

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $342,105,294. Net unrealized depreciation was $39,744,034, of which $20,978,232 represented gross unrealized appreciation on securities and $60,722,266 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$300,898,197	$—	$—	$300,898,197
Preferred stocks	1,070,702	—	—	1,070,702
Money market funds	392,361	—	—	392,361

Total	$302,361,260	$—	$—	$302,361,260

See notes to financial statements.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GLOBAL UTILITIES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 1.91%
AGL Energy Ltd.	83,357	$1,676,839
APA Group	138,113	944,021

		2,620,860
BRAZIL — 0.48%
CPFL Energia SA ADR	40,298	660,484

		660,484
CANADA — 1.91%
Emera Inc.	26,136	920,683
Fortis Inc./Canada	51,305	1,695,356

		2,616,039
CHILE — 0.76%
Enel Americas SA ADR	70,686	734,428
Enel Generacion Chile SA ADR	13,560	301,574

		1,036,002
DENMARK — 0.73%
DONG Energy A/Sa	25,935	1,003,045

		1,003,045
FINLAND — 0.62%
Fortum OYJ	53,718	852,044

		852,044
FRANCE — 3.79%
Electricite de France SAb	50,904	429,675
Engie SA	200,201	2,843,579
Suez	46,384	734,476
Veolia Environnement SA	63,361	1,190,001

		5,197,731
GERMANY — 2.31%
E.ON SE	272,663	2,172,910
RWE AGc	60,024	997,326

		3,170,236
HONG KONG — 4.22%
CLP Holdings Ltd.	244,500	2,556,215
Hong Kong & China Gas Co. Ltd.	914,457	1,828,561
Power Assets Holdings Ltd.	161,500	1,392,331

		5,777,107
ITALY — 4.12%
Enel SpA	957,716	4,521,370
Italgas SpA[c]	60,596	266,500
Terna Rete Elettrica Nazionale SpA	173,379	862,284

		5,650,154

Security	Shares	Value
JAPAN — 3.77%
Chubu Electric Power Co. Inc.	89,000	$1,190,873
Kansai Electric Power Co. Inc. (The)	100,000	1,226,779
Kyushu Electric Power Co. Inc.	58,600	623,707
Osaka Gas Co. Ltd.	259,000	983,191
Tokyo Gas Co. Ltd.	251,000	1,141,134

		5,165,684
PORTUGAL — 0.75%
EDP – Energias de Portugal SA	301,002	1,022,149

		1,022,149
SOUTH KOREA — 0.97%
Korea Electric Power Corp. ADR[c]	64,325	1,333,457

		1,333,457
SPAIN — 5.60%
Acciona SA	3,249	261,074
Gas Natural SDG SA	44,612	980,061
Iberdrola SA	752,501	5,396,433
Red Electrica Corp. SA	53,610	1,032,094

		7,669,662
UNITED KINGDOM — 8.95%
Centrica PLC	679,469	1,843,723
National Grid PLC	488,292	6,188,277
Severn Trent PLC	29,384	875,224
SSE PLC	124,887	2,304,995
United Utilities Group PLC	84,821	1,053,750

		12,265,969
UNITED STATES — 58.51%
AES Corp./VA	81,854	915,128
Alliant Energy Corp.	28,158	1,115,338
Ameren Corp.	30,003	1,637,864
American Electric Power Co. Inc.	60,972	4,093,050
American Water Works Co. Inc.	22,002	1,711,096
CenterPoint Energy Inc.	53,091	1,463,719
CMS Energy Corp.	34,656	1,550,509
Consolidated Edison Inc.	37,851	2,939,509
Dominion Resources Inc./VA	77,843	6,038,282
DTE Energy Co.	22,195	2,266,331
Duke Energy Corp.	86,684	7,108,955
Edison International	40,341	3,211,547
Entergy Corp.	22,316	1,695,123
Eversource Energy	39,275	2,308,585
Exelon Corp.	114,848	4,132,231
FirstEnergy Corp.	54,920	1,747,554
NextEra Energy Inc.	57,922	7,435,447

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® GLOBAL UTILITIES ETF

March 31, 2017

Security	Shares	Value
NiSource Inc.	40,606	$966,017
NRG Energy Inc.	38,992	729,150
PG&E Corp.	62,791	4,166,811
Pinnacle West Capital Corp.	13,741	1,145,725
PPL Corp.	84,277	3,151,117
Public Service Enterprise Group Inc.	62,778	2,784,204
SCANA Corp.	17,724	1,158,263
Sempra Energy	31,064	3,432,572
Southern Co. (The)	122,671	6,106,562
WEC Energy Group Inc.	39,142	2,373,180
Xcel Energy Inc.	62,846	2,793,505

		80,177,374

TOTAL COMMON STOCKS
(Cost: $170,666,695)		136,217,997

PREFERRED STOCKS — 0.25%

BRAZIL — 0.25%
Cia. Energetica de Minas Gerais ADR, Preference Shares	103,780	341,436

		341,436

TOTAL PREFERRED STOCKS
(Cost: $767,531)		341,436

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	96,482	96,520

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	20,866	$20,866

		117,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,387)		117,386

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $171,551,613)[g]		136,676,819
Other Assets, Less Liabilities — 0.27%		366,746

NET ASSETS — 100.00%		$137,043,565

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $176,420,270 Net unrealized depreciation was $39,743,451 of which $3,232,383 represented gross unrealized appreciation on securities and $42,975,834 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$136,217,997	$—	$—	$136,217,997
Preferred stocks	341,436	—	—	341,436
Money market funds	117,386	—	—	117,386

Total	$136,676,819	$—	$—	$136,676,819

See notes to financial statements.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$216,954,858	$517,141,469	$1,158,489,241
Affiliated (Note 2)	4,679,203	556,466	4,878,438

Total cost of investments	$221,634,061	$517,697,935	$1,163,367,679

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$201,967,189	$602,719,277	$948,257,305
Affiliated (Note 2)	4,680,777	556,466	4,879,361

Total fair value of investments	206,647,966	603,275,743	953,136,666
Foreign currency, at value[b]	134,260	890,872	1,794,831
Cash	1,183	—	—
Receivables:
Investment securities sold	—	91,772	247,598
Dividends and interest	524,787	1,925,839	1,550,262
Tax reclaims	115,774	797,656	25,613

Total Assets	207,423,970	606,981,882	956,754,970

LIABILITIES
Payables:
Investment securities purchased	—	890,504	2,174,343
Collateral for securities on loan (Note 1)	4,454,583	—	3,433,082
Securities related to in-kind transactions (Note 4)	—	91,772	—
Investment advisory fees (Note 2)	95,103	239,123	384,061

Total Liabilities	4,549,686	1,221,399	5,991,486

NET ASSETS	$202,874,284	$605,760,483	$950,763,484

Net assets consist of:
Paid-in capital	$226,585,954	$524,461,096	$1,256,771,336
Undistributed net investment income	654,555	2,489,130	6,995,619
Accumulated net realized loss	(9,374,210)	(6,717,476)	(102,765,693)
Net unrealized appreciation (depreciation)	(14,992,015)	85,527,733	(210,237,778)

NET ASSETS	$202,874,284	$605,760,483	$950,763,484

Shares outstanding[c]	2,100,000	6,100,000	28,650,000

Net asset value per share	$96.61	$99.30	$33.19

[a]	Securities on loan with values of $4,286,555, $ — and $2,583,357, respectively. See Note 1.
[b]	Cost of foreign currency: $134,366, $890,243 and $1,794,780, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$392,616,141	$1,355,995,198	$196,033,961
Affiliated (Note 2)	7,939,907	6,172,610	290,452

Total cost of investments	$400,556,048	$1,362,167,808	$196,324,413

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$377,621,323	$1,469,246,301	$208,424,187
Affiliated (Note 2)	8,510,069	6,174,613	290,489

Total fair value of investments	386,131,392	1,475,420,914	208,714,676
Foreign currency, at value[b]	791,131	574,923	107,225
Cash	—	—	6,733
Receivables:
Investment securities sold	30,666	—	135,565
Dividends and interest	1,406,003	2,337,033	516,897
Tax reclaims	78,872	3,933,472	120,776
Foreign withholding tax claims (Note 7)	—	—	34,769

Total Assets	388,438,064	1,482,266,342	209,636,641

LIABILITIES
Payables:
Investment securities purchased	378,612	—	20,850
Collateral for securities on loan (Note 1)	1,670,801	5,282,108	279,076
Due to custodian	4,377	—	—
Securities related to in-kind transactions (Note 4)	30,666	—	14,108
Professional fees (Note 7)	—	—	348
Investment advisory fees (Note 2)	164,198	600,044	100,317

Total Liabilities	2,248,654	5,882,152	414,699

NET ASSETS	$386,189,410	$1,476,384,190	$209,221,942

Net assets consist of:
Paid-in capital	$484,741,532	$1,390,289,415	$216,640,206
Undistributed net investment income	1,984,489	8,075,510	1,010,382
Accumulated net realized loss	(86,101,324)	(35,090,415)	(20,812,102)
Net unrealized appreciation (depreciation)	(14,435,287)	113,109,680	12,383,456

NET ASSETS	$386,189,410	$1,476,384,190	$209,221,942

Shares outstanding[c]	6,350,000	14,350,000	2,600,000

Net asset value per share	$60.82	$102.88	$80.47

[a]	Securities on loan with values of $1,588,297, $5,073,701 and $268,245, respectively. See Note 1.
[b]	Cost of foreign currency: $796,616, $580,760 and $107,453, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

ASSETS
Investments, at cost:
Unaffiliated	$315,791,211	$774,734,965	$335,694,017
Affiliated (Note 2)	758,522	2,901,050	392,361

Total cost of investments	$316,549,733	$777,636,015	$336,086,378

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$259,125,384	$1,052,296,409	$301,968,899
Affiliated (Note 2)	758,789	2,901,951	392,361

Total fair value of investments	259,884,173	1,055,198,360	302,361,260
Foreign currency, at value[b]	723,348	492,607	380,779
Receivables:
Investment securities sold	1,805,550	—	—
Dividends and interest	1,048,522	1,359,157	632,865
Tax reclaims	196,293	21,792	121,617
Foreign withholding tax claims (Note 7)	114,823	165,491	—

Total Assets	263,772,709	1,057,237,407	303,496,521

LIABILITIES
Payables:
Investment securities purchased	343,266	—	—
Collateral for securities on loan (Note 1)	667,392	2,257,773	202,880
Capital shares redeemed	1,962,118	—	—
Professional fees (Note 7)	1,148	1,655	—
Investment advisory fees (Note 2)	115,878	424,398	122,452

Total Liabilities	3,089,802	2,683,826	325,332

NET ASSETS	$260,682,907	$1,054,553,581	$303,171,189

Net assets consist of:
Paid-in capital	$413,777,850	$811,634,781	$400,566,073
Undistributed net investment income	968,507	4,383,228	1,849,009
Accumulated net realized loss	(97,381,235)	(39,056,987)	(65,511,215)
Net unrealized appreciation (depreciation)	(56,682,215)	277,592,559	(33,732,678)

NET ASSETS	$260,682,907	$1,054,553,581	$303,171,189

Shares outstanding[c]	4,400,000	8,500,000	5,100,000

Net asset value per share	$59.25	$124.07	$59.45

[a]	Securities on loan with values of $648,079, $2,254,000 and $197,084, respectively. See Note 1.
[b]	Cost of foreign currency: $724,115, $494,107 and $380,676, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

iShares Global Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$171,434,226
Affiliated (Note 2)	117,387

Total cost of investments	$171,551,613

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$136,559,433
Affiliated (Note 2)	117,386

Total fair value of investments	136,676,819
Foreign currency, at value[b]	109,594
Receivables:
Investment securities sold	131,977
Dividends and interest	335,362
Tax reclaims	37,481
Foreign withholding tax claims (Note 7)	107,104

Total Assets	137,398,337

LIABILITIES
Payables:
Investment securities purchased	198,081
Collateral for securities on loan (Note 1)	96,562
Professional fees (Note 7)	1,071
Investment advisory fees (Note 2)	59,058

Total Liabilities	354,772

NET ASSETS	$137,043,565

Net assets consist of:
Paid-in capital	$210,770,209
Undistributed net investment income	1,158,910
Accumulated net realized loss	(40,003,864)
Net unrealized depreciation	(34,881,690)

NET ASSETS	$137,043,565

Shares outstanding[c]	2,850,000

Net asset value per share	$48.09

[a]	Securities on loan with a value of $92,098. See Note 1.
[b]	Cost of foreign currency: $109,624.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,054,060	$15,785,903	$37,243,399
Dividends — affiliated (Note 2)	1,051	2,066	3,831
Securities lending income — affiliated — net (Note 2)	58,748	42,763	212,836

Total investment income	6,113,859	15,830,732	37,460,066

EXPENSES
Investment advisory fees (Note 2)	1,351,369	2,948,622	5,170,944

Total expenses	1,351,369	2,948,622	5,170,944

Net investment income	4,762,490	12,882,110	32,289,122

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,617,887)	268,715	(22,407,316)
Investments — affiliated (Note 2)	2,492	250	4,359
In-kind redemptions — unaffiliated	11,826,377	20,068,455	63,712,199
Foreign currency transactions	(43,962)	185,708	(135,508)
Realized gain distributions from affiliated funds	13	41	84

Net realized gain	8,167,033	20,523,169	41,173,818

Net change in unrealized appreciation/depreciation on:
Investments	14,030,645	(10,340,868)	84,049,581
Translation of assets and liabilities in foreign currencies	(9,566)	(52,155)	(23,608)

Net change in unrealized appreciation/depreciation	14,021,079	(10,393,023)	84,025,973

Net realized and unrealized gain	22,188,112	10,130,146	125,199,791

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,950,602	$23,012,256	$157,488,913

[a]	Net of foreign withholding tax of $327,774, $677,474 and $1,427,999, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,424,549	$30,072,968	$4,416,045
Dividends — affiliated (Note 2)	107,315	6,119	636
Securities lending income — affiliated — net (Note 2)	26,472	42,364	20,114
Foreign withholding tax claims (Note 7)	—	—	34,769

Total investment income	8,558,336	30,121,451	4,471,564

EXPENSES
Investment advisory fees (Note 2)	1,388,979	7,236,336	915,658
Professional fees (Note 7)	—	—	348

Total expenses	1,388,979	7,236,336	916,006

Net investment income	7,169,357	22,885,115	3,555,558

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,484,455)	(14,137,600)	(1,710,664)
Investments — affiliated (Note 2)	(8,196)	1,776	595
In-kind redemptions — unaffiliated	10,494,521	144,732,131	15,877,439
In-kind redemptions — affiliated (Note 2)	276,609	—	—
Foreign currency transactions	(33,135)	(162,673)	(6,490)
Realized gain distributions from affiliated funds	9	112	11

Net realized gain	5,245,353	130,433,746	14,160,891

Net change in unrealized appreciation/depreciation on:
Investments	58,476,634	(28,106,145)	10,903,584
Translation of assets and liabilities in foreign currencies	(28,137)	(160,586)	(12,956)

Net change in unrealized appreciation/depreciation	58,448,497	(28,266,731)	10,890,628

Net realized and unrealized gain	63,693,850	102,167,015	25,051,519

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,863,207	$125,052,130	$28,607,077

[a]	Net of foreign withholding tax of $535,037, $1,411,071 and $198,831, respectively.

See notes to financial statements.

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Global Materials ETF	iShares Global Tech ETF	iShares Global Telecom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,235,854	$14,069,100	$15,002,208
Dividends — affiliated (Note 2)	703	4,169	1,015
Interest — unaffiliated	—	5	—
Securities lending income — affiliated — net (Note 2)	33,681	16,092	9,615
Foreign withholding tax claims (Note 7)	114,823	165,491	—

	5,385,061	14,254,857	15,012,838
Less: Other foreign taxes (Note 1)	—	(13,165)	—

Total investment income	5,385,061	14,241,692	15,012,838

EXPENSES
Investment advisory fees (Note 2)	1,162,013	4,189,123	1,702,715
Professional fees (Note 7)	1,272	1,902	—

Total expenses	1,163,285	4,191,025	1,702,715

Net investment income	4,221,776	10,050,667	13,310,123

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,681,358)	2,690,079	(7,269,030)
Investments — affiliated (Note 2)	768	152	(6)
In-kind redemptions — unaffiliated	28,303,251	80,322,067	7,013,924
Foreign currency transactions	(1,058)	(1,922)	(157,451)
Realized gain distributions from affiliated funds	45	97	12

Net realized gain (loss)	17,621,648	83,010,473	(412,551)

Net change in unrealized appreciation/depreciation on:
Investments	32,673,063	114,664,713	(17,281,620)
Translation of assets and liabilities in foreign currencies	(27,370)	14,378	(48,853)

Net change in unrealized appreciation/depreciation	32,645,693	114,679,091	(17,330,473)

Net realized and unrealized gain (loss)	50,267,341	197,689,564	(17,743,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,489,117	$207,740,231	$(4,432,901)

[a]	Net of foreign withholding tax of $350,875, $562,439 and $650,638, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

iShares Global Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,588,494
Dividends — affiliated (Note 2)	995
Securities lending income — affiliated — net (Note 2)	5,211
Foreign withholding tax claims (Note 7)	107,104

Total investment income	7,701,804

EXPENSES
Investment advisory fees (Note 2)	808,924
Professional fees (Note 7)	1,112

Total expenses	810,036

Net investment income	6,891,768

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,822,060)
Investments — affiliated (Note 2)	92
In-kind redemptions — unaffiliated	6,052,518
Foreign currency transactions	(131,134)
Realized gain distributions from affiliated funds	6

Net realized loss	(4,900,578)

Net change in unrealized appreciation/depreciation on:
Investments	4,145,482
Translation of assets and liabilities in foreign currencies	(6,391)

Net change in unrealized appreciation/depreciation	4,139,091

Net realized and unrealized loss	(761,487)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,130,281

[a]	Net of foreign withholding tax of $324,546.

See notes to financial statements.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Global Consumer Discretionary ETF		iShares Global Consumer Staples ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,762,490	$5,201,561	$12,882,110	$13,676,806
Net realized gain	8,167,033	4,978,182	20,523,169	50,457,207
Net change in unrealized appreciation/depreciation	14,021,079	(40,059,180)	(10,393,023)	(14,152,555)

Net increase (decrease) in net assets resulting from operations	26,950,602	(29,879,437)	23,012,256	49,981,458

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,099,093)	(5,364,432)	(13,709,476)	(14,139,735)

Total distributions to shareholders	(5,099,093)	(5,364,432)	(13,709,476)	(14,139,735)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,878,341	409,666,873	24,851,058	121,641,945
Cost of shares redeemed	(241,018,442)	(488,554,929)	(66,950,462)	(165,718,860)

Net decrease in net assets from capital share transactions	(85,140,101)	(78,888,056)	(42,099,404)	(44,076,915)

DECREASE IN NET ASSETS	(63,288,592)	(114,131,925)	(32,796,624)	(8,235,192)

NET ASSETS
Beginning of year	266,162,876	380,294,801	638,557,107	646,792,299

End of year	$202,874,284	$266,162,876	$605,760,483	$638,557,107

Undistributed net investment income included in net assets at end of year	$654,555	$1,035,107	$2,489,130	$3,130,748

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	4,450,000	250,000	1,300,000
Shares redeemed	(2,600,000)	(5,650,000)	(700,000)	(1,800,000)

Net decrease in shares outstanding	(900,000)	(1,200,000)	(450,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Energy ETF		iShares Global Financials ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,289,122	$33,559,078	$7,169,357	$6,801,771
Net realized gain (loss)	41,173,818	(35,842,536)	5,245,353	3,623,853
Net change in unrealized appreciation/depreciation	84,025,973	(138,453,397)	58,448,497	(54,509,337)

Net increase (decrease) in net assets resulting from operations	157,488,913	(140,736,855)	70,863,207	(44,083,713)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,353,608)	(31,795,300)	(6,581,935)	(7,144,137)

Total distributions to shareholders	(33,353,608)	(31,795,300)	(6,581,935)	(7,144,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,574,491	392,553,620	222,441,836	317,839,969
Cost of shares redeemed	(371,553,063)	(264,629,802)	(127,989,086)	(298,249,672)

Net increase (decrease) in net assets from capital share transactions	(193,978,572)	127,923,818	94,452,750	19,590,297

INCREASE (DECREASE) IN NET ASSETS	(69,843,267)	(44,608,337)	158,734,022	(31,637,553)

NET ASSETS
Beginning of year	1,020,606,751	1,065,215,088	227,455,388	259,092,941

End of year	$950,763,484	$1,020,606,751	$386,189,410	$227,455,388

Undistributed net investment income included in net assets at end of year	$6,995,619	$8,186,900	$1,984,489	$1,279,814

SHARES ISSUED AND REDEEMED
Shares sold	5,400,000	13,050,000	4,000,000	5,450,000
Shares redeemed	(11,250,000)	(8,400,000)	(2,250,000)	(5,400,000)

Net increase (decrease) in shares outstanding	(5,850,000)	4,650,000	1,750,000	50,000

See notes to financial statements.

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Healthcare ETF		iShares Global Industrials ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,885,115	$24,176,562	$3,555,558	$3,882,829
Net realized gain	130,433,746	121,330,252	14,160,891	7,284,449
Net change in unrealized appreciation/depreciation	(28,266,731)	(280,139,439)	10,890,628	(18,387,328)

Net increase (decrease) in net assets resulting from operations	125,052,130	(134,632,625)	28,607,077	(7,220,050)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,345,606)	(35,072,692)	(3,326,643)	(4,311,367)
From net realized gain	—	(9,405,247)	—	—

Total distributions to shareholders	(25,345,606)	(44,477,939)	(3,326,643)	(4,311,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	224,501,384	464,157,506	67,236,818	41,715,779
Cost of shares redeemed	(457,871,146)	(344,686,108)	(73,384,431)	(95,707,293)

Net increase (decrease) in net assets from capital share transactions	(233,369,762)	119,471,398	(6,147,613)	(53,991,514)

INCREASE (DECREASE) IN NET ASSETS	(133,663,238)	(59,639,166)	19,132,821	(65,522,931)

NET ASSETS
Beginning of year	1,610,047,428	1,669,686,594	190,089,121	255,612,052

End of year	$1,476,384,190	$1,610,047,428	$209,221,942	$190,089,121

Undistributed net investment income included in net assets at end of year	$8,075,510	$8,756,018	$1,010,382	$787,946

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	4,500,000	850,000	600,000
Shares redeemed	(4,650,000)	(3,300,000)	(950,000)	(1,450,000)

Net increase (decrease) in shares outstanding	(2,350,000)	1,200,000	(100,000)	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Materials ETF		iShares Global Tech ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,221,776	$6,070,022	$10,050,667	$10,276,102
Net realized gain (loss)	17,621,648	(36,130,977)	83,010,473	63,107,803
Net change in unrealized appreciation/depreciation	32,645,693	(16,413,095)	114,679,091	(52,142,713)

Net increase (decrease) in net assets resulting from operations	54,489,117	(46,474,050)	207,740,231	21,241,192

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,460,561)	(8,113,733)	(9,519,778)	(10,139,905)

Total distributions to shareholders	(3,460,561)	(8,113,733)	(9,519,778)	(10,139,905)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	167,907,507	14,802	275,038,679	59,683,467
Cost of shares redeemed	(136,905,774)	(88,662,153)	(183,920,462)	(190,474,348)

Net increase (decrease) in net assets from capital share transactions	31,001,733	(88,647,351)	91,118,217	(130,790,881)

INCREASE (DECREASE) IN NET ASSETS	82,030,289	(143,235,134)	289,338,670	(119,689,594)

NET ASSETS
Beginning of year	178,652,618	321,887,752	765,214,911	884,904,505

End of year	$260,682,907	$178,652,618	$1,054,553,581	$765,214,911

Undistributed net investment income included in net assets at end of year	$968,507	$852,444	$4,383,228	$1,804,355

SHARES ISSUED AND REDEEMED
Shares sold	3,050,000	—	2,500,000	600,000
Shares redeemed	(2,400,000)	(1,900,000)	(1,650,000)	(2,100,000)

Net increase (decrease) in shares outstanding	650,000	(1,900,000)	850,000	(1,500,000)

See notes to financial statements.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Telecom ETF		iShares Global Utilities ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,310,123	$15,827,963	$6,891,768	$5,539,929
Net realized loss	(412,551)	(3,413,701)	(4,900,578)	(10,654,029)
Net change in unrealized appreciation/depreciation	(17,330,473)	8,209,563	4,139,091	15,328,186

Net increase (decrease) in net assets resulting from operations	(4,432,901)	20,623,825	6,130,281	10,214,086

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,579,693)	(15,577,426)	(6,782,722)	(6,017,616)

Total distributions to shareholders	(13,579,693)	(15,577,426)	(6,782,722)	(6,017,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,883,932	33,375,117	208,458,530	20,439,799
Cost of shares redeemed	(106,203,401)	(98,867,623)	(239,144,680)	(42,548,185)

Net decrease in net assets from capital share transactions	(87,319,469)	(65,492,506)	(30,686,150)	(22,108,386)

DECREASE IN NET ASSETS	(105,332,063)	(60,446,107)	(31,338,591)	(17,911,916)

NET ASSETS
Beginning of year	408,503,252	468,949,359	168,382,156	186,294,072

End of year	$303,171,189	$408,503,252	$137,043,565	$168,382,156

Undistributed net investment income included in net assets at end of year	$1,849,009	$2,276,019	$1,158,910	$881,657

SHARES ISSUED AND REDEEMED
Shares sold	300,000	550,000	4,350,000	450,000
Shares redeemed	(1,750,000)	(1,650,000)	(5,000,000)	(950,000)

Net decrease in shares outstanding	(1,450,000)	(1,100,000)	(650,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$88.72	$90.55	$82.12	$67.13	$58.82

Income from investment operations:
Net investment income[a]	1.51	1.27	1.43	1.10	0.96
Net realized and unrealized gain (loss)[b]	7.97	(2.06)	8.46	14.91	8.22

Total from investment operations	9.48	(0.79)	9.89	16.01	9.18

Less distributions from:
Net investment income	(1.59)	(1.04)	(1.46)	(1.02)	(0.87)

Total distributions	(1.59)	(1.04)	(1.46)	(1.02)	(0.87)

Net asset value, end of year	$96.61	$88.72	$90.55	$82.12	$67.13

Total return	10.86%	(0.90)%	12.19%	24.02%	15.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$202,874	$266,163	$380,295	$275,099	$184,614
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	1.68%	1.42%	1.69%	1.43%	1.63%
Portfolio turnover rate[c]	13%	7%	6%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$97.49	$91.74	$86.46	$82.38	$70.88

Income from investment operations:
Net investment income[a]	2.02	2.00	2.09	1.91	1.89
Net realized and unrealized gain[b]	1.95	5.80	5.29	3.92	11.62

Total from investment operations	3.97	7.80	7.38	5.83	13.51

Less distributions from:
Net investment income	(2.16)	(2.05)	(2.10)	(1.75)	(2.01)

Total distributions	(2.16)	(2.05)	(2.10)	(1.75)	(2.01)

Net asset value, end of year	$99.30	$97.49	$91.74	$86.46	$82.38

Total return	4.18%	8.64%	8.60%	7.28%	19.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$605,760	$638,557	$646,792	$579,262	$572,519
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.09%	2.16%	2.33%	2.29%	2.57%
Portfolio turnover rate[c]	4%	3%	5%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$29.58	$35.69	$43.77	$39.88	$39.67

Income from investment operations:
Net investment income[a]	0.97	1.10	1.16	1.05	0.93
Net realized and unrealized gain (loss)[b]	3.64	(6.15)	(8.12)	3.91	0.25

Total from investment operations	4.61	(5.05)	(6.96)	4.96	1.18

Less distributions from:
Net investment income	(1.00)	(1.06)	(1.12)	(1.07)	(0.97)

Total distributions	(1.00)	(1.06)	(1.12)	(1.07)	(0.97)

Net asset value, end of year	$33.19	$29.58	$35.69	$43.77	$39.88

Total return	15.54%	(14.27)%	(16.30)%	12.75%	3.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$950,763	$1,020,607	$1,065,215	$1,030,873	$1,022,866
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.98%	3.46%	2.76%	2.55%	2.44%
Portfolio turnover rate[c]	4%	6%	6%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$49.45	$56.94	$56.52	$48.31	$42.45

Income from investment operations:
Net investment income[a]	1.35	1.31	1.36	1.21	1.13
Net realized and unrealized gain (loss)[b]	11.30	(7.32)	0.40	8.20	5.86

Total from investment operations	12.65	(6.01)	1.76	9.41	6.99

Less distributions from:
Net investment income	(1.28)	(1.48)	(1.34)	(1.20)	(1.13)

Total distributions	(1.28)	(1.48)	(1.34)	(1.20)	(1.13)

Net asset value, end of year	$60.82	$49.45	$56.94	$56.52	$48.31

Total return	26.03%	(10.84)%	3.13%	19.74%[c]	17.12%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$386,189	$227,455	$259,093	$308,057	$265,699
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	2.46%	2.41%	2.40%	2.28%	2.63%
Portfolio turnover rate[d]	16%	9%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 19.84% and 17.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$96.41	$107.72	$90.97	$73.54	$60.12

Income from investment operations:
Net investment income[a]	1.51	1.54	1.43	1.39	1.36
Net realized and unrealized gain (loss)[b]	6.60	(9.92)	16.69	17.34	13.53

Total from investment operations	8.11	(8.38)	18.12	18.73	14.89

Less distributions from:
Net investment income	(1.64)	(2.30)	(1.37)	(1.30)	(1.47)
Net realized gain	—	(0.63)	—	—	—

Total distributions	(1.64)	(2.93)	(1.37)	(1.30)	(1.47)

Net asset value, end of year	$102.88	$96.41	$107.72	$90.97	$73.54

Total return	8.52%	(7.97)%	20.11%	25.81%	25.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,476,384	$1,610,047	$1,669,687	$1,137,187	$739,067
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	1.51%	1.48%	1.46%	1.70%	2.14%
Portfolio turnover rate[c]	5%	5%	3%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$70.40	$72.00	$71.16	$59.20	$54.12

Income from investment operations:
Net investment income[a]	1.37 [b]	1.27	1.33	1.25	1.23
Net realized and unrealized gain (loss)[c]	10.02	(1.55)	0.87	11.79	5.11

Total from investment operations	11.39	(0.28)	2.20	13.04	6.34

Less distributions from:
Net investment income	(1.32)	(1.32)	(1.36)	(1.08)	(1.26)

Total distributions	(1.32)	(1.32)	(1.36)	(1.08)	(1.26)

Net asset value, end of year	$80.47	$70.40	$72.00	$71.16	$59.20

Total return	16.38%[b]	(0.37)%	3.10%	22.27%	12.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$209,222	$190,089	$255,612	$348,666	$219,034
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.85%[b]	1.82%	1.86%	1.91%	2.31%
Portfolio turnover rate[d]	9%	7%	5%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.01
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$47.64	$56.97	$62.42	$59.47	$62.78

Income from investment operations:
Net investment income[a]	0.93 [b]	1.24	1.29	1.26	1.28
Net realized and unrealized gain (loss)[c]	11.40	(8.93)	(5.44)	3.02	(3.28)

Total from investment operations	12.33	(7.69)	(4.15)	4.28	(2.00)

Less distributions from:
Net investment income	(0.72)	(1.64)	(1.30)	(1.33)	(1.31)

Total distributions	(0.72)	(1.64)	(1.30)	(1.33)	(1.31)

Net asset value, end of year	$59.25	$47.64	$56.97	$62.42	$59.47

Total return	26.13%[b]	(13.70)%	(6.77)%	7.52%	(3.16)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$260,683	$178,653	$321,888	$371,387	$475,722
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.73%[b]	2.44%	2.12%	2.12%	2.17%
Portfolio turnover rate[d]	10%	9%	4%	13%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.07%
•	Ratio of net investment income to average net assets by 0.05%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 8%, 8%, 4%, 12% and 7%, respectively. See Note 4.

See notes to financial statements.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$100.03	$96.71	$84.58	$69.86	$70.71

Income from investment operations:
Net investment income[a]	1.24 [b]	1.15	1.07	0.92	0.79
Net realized and unrealized gain (loss)[c]	23.94	3.27	12.14	14.65	(0.91)

Total from investment operations	25.18	4.42	13.21	15.57	(0.12)

Less distributions from:
Net investment income	(1.14)	(1.10)	(1.08)	(0.85)	(0.73)

Total distributions	(1.14)	(1.10)	(1.08)	(0.85)	(0.73)

Net asset value, end of year	$124.07	$100.03	$96.71	$84.58	$69.86

Total return	25.40%[b]	4.59%	15.70%	22.52%	(0.18)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,054,554	$765,215	$884,905	$706,223	$520,427
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.15%[b]	1.20%	1.17%	1.21%	1.18%
Portfolio turnover rate[d]	6%	5%	7%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.02%
•	Ratio of net investment income to average net assets by 0.02%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 4%, 5%, 6%, 8% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Telecom ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$62.37	$61.30	$66.90	$59.99	$56.35

Income from investment operations:
Net investment income[a]	2.28	2.28	2.32	6.75 [b]	2.65
Net realized and unrealized gain (loss)[c]	(2.84)	1.04	(0.47)	2.49	3.71

Total from investment operations	(0.56)	3.32	1.85	9.24	6.36

Less distributions from:
Net investment income	(2.36)	(2.25)	(7.45)	(2.33)	(2.72)

Total distributions	(2.36)	(2.25)	(7.45)	(2.33)	(2.72)

Net asset value, end of year	$59.45	$62.37	$61.30	$66.90	$59.99

Total return	(0.91)%	5.59%	2.71%	15.86%	11.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$303,171	$408,503	$468,949	$481,704	$464,933
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets	3.74%	3.74%	3.62%	10.50%[b]	4.56%
Portfolio turnover rate[d]	5%	13%	8%	11%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$48.11	$46.57	$47.93	$43.30	$42.55

Income from investment operations:
Net investment income[a]	1.92 [b]	1.54	1.70	1.73	1.80
Net realized and unrealized gain (loss)[c]	0.19	1.66	(1.31)	4.80	0.68

Total from investment operations	2.11	3.20	0.39	6.53	2.48

Less distributions from:
Net investment income	(2.13)	(1.66)	(1.75)	(1.90)	(1.73)

Total distributions	(2.13)	(1.66)	(1.75)	(1.90)	(1.73)

Net asset value, end of year	$48.09	$48.11	$46.57	$47.93	$43.30

Total return	4.61%[b]	7.19%	0.62%	15.91%[d]	5.97%[d]

Ratios/Supplemental data:
Net assets, end of year (000s)	$137,044	$168,382	$186,294	$285,212	$231,655
Ratio of expenses to average net assets	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	4.07%[b]	3.37%	3.49%	3.89%	4.32%
Portfolio turnover rate[e]	15%	9%	4%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.03
•	Total return by 0.09%
•	Ratio of net investment income to average net assets by 0.06%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the years ended March 31, 2014 and March 31, 2013 were 15.77% and 6.09%, respectively.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified

iShares ETF	Diversification Classification
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Telecom	Non-diversified
Global Utilities	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Consumer Discretionary
Barclays Capital Inc.	$5,380	$5,380	$—
Credit Suisse Securities (USA) LLC	236,792	236,792	—
Deutsche Bank Securities Inc.	100,281	100,281	—
Goldman Sachs & Co.	2,327	2,327	—
JPMorgan Securities LLC	1,475,147	1,475,147	—
Merrill Lynch, Pierce, Fenner & Smith	143,475	143,475	—
Morgan Stanley & Co. LLC	1,362,354	1,362,354	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	65,788	65,788	—
National Financial Services LLC	259,219	259,219	—
State Street Bank & Trust Company	475,498	475,498	—
UBS AG	160,294	160,294	—

	$4,286,555	$4,286,555	$—

Global Energy
Morgan Stanley & Co. LLC	$2,118,270	$2,118,270	$—
UBS Securities LLC	465,087	465,087	—

	$2,583,357	$2,583,357	$—

Global Financials
Goldman Sachs & Co.	$1,373,256	$1,373,256	$—
JPMorgan Securities LLC	198,115	198,115	—
Merrill Lynch, Pierce, Fenner & Smith	16,926	16,926	—

	$1,588,297	$1,588,297	$—

Global Healthcare
Citigroup Global Markets Inc.	$36,713	$36,713	$—
Credit Suisse Securities (USA) LLC	498,302	498,302	—
Goldman Sachs & Co.	631,505	631,505	—
Morgan Stanley & Co. LLC	3,062,091	3,062,091	—
State Street Bank & Trust Company	845,090	845,090	—

	$5,073,701	$5,073,701	$—

Global Industrials
Morgan Stanley & Co. LLC	$268,245	$268,245	$—

Global Materials
Goldman Sachs & Co.	$648,079	$648,079	$—

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Global Tech
BNP Paribas Prime Brokerage International Ltd.	$1,436,444	$1,436,444	$—
Credit Suisse Securities (USA) LLC	596,208	565,436	(30,772)
Jefferies LLC	143,344	143,344	—
State Street Bank & Trust Company	27,722	26,291	(1,431)
UBS AG	50,282	47,687	(2,595)

	$2,254,000	$2,219,202	$(34,798)

Global Telecom
Credit Suisse Securities (USA) LLC	$27,184	$27,184	$—
Merrill Lynch, Pierce, Fenner & Smith	169,900	169,900	—

	$197,084	$197,084	$—

Global Utilities
Barclays Capital Inc.	$92,098	$92,098	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Global Consumer Discretionary	$15,777
Global Consumer Staples	10,008
Global Energy	46,548
Global Financials	7,159
Global Healthcare	13,896

iShares ETF	Fees Paid to BTC
Global Industrials	$5,225
Global Materials	8,590
Global Tech	7,840
Global Telecom	2,506
Global Utilities	1,306

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$8,142,877	$6,805,192
Global Consumer Staples	2,844,626	2,193,127
Global Energy	4,371,862	5,362,575
Global Financials	6,617,701	11,980,326
Global Healthcare	27,845,983	4,562,736
Global Industrials	4,351,820	4,574,384
Global Materials	1,717,489	1,555,013
Global Tech	9,123,313	1,981,662
Global Telecom	880,623	531,299
Global Utilities	634,799	3,911,706

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Global Consumer Discretionary	$34,590,950	$34,742,924
Global Consumer Staples	36,800,089	22,603,549
Global Energy	54,517,222	47,636,964
Global Financials	46,673,618	48,361,404
Global Healthcare	92,269,198	82,882,512
Global Industrials	16,701,448	17,001,938
Global Materials	25,348,425	23,828,088
Global Tech	69,422,409	52,248,042
Global Telecom	18,064,684	20,448,256
Global Utilities	30,750,689	25,612,588

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Consumer Discretionary	$153,787,404	$238,212,014
Global Consumer Staples	19,605,756	65,931,052
Global Energy	165,639,792	367,651,317
Global Financials	218,430,378	123,598,125
Global Healthcare	216,564,552	451,862,034
Global Industrials	66,088,321	71,851,209
Global Materials	159,527,320	129,826,033
Global Tech	251,111,774	168,174,044
Global Telecom	18,382,814	103,368,908
Global Utilities	198,688,769	234,548,102

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, characterization of corporate actions, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Consumer Discretionary	$8,883,750	$(43,949)	$(8,839,801)
Global Consumer Staples	18,544,878	185,748	(18,730,626)
Global Energy	34,015,123	(126,795)	(33,888,328)
Global Financials	(5,392,356)	117,253	5,275,103
Global Healthcare	139,932,085	1,779,983	(141,712,068)
Global Industrials	10,679,039	(6,479)	(10,672,560)
Global Materials	20,977,126	(645,152)	(20,331,974)
Global Tech	70,154,778	2,047,984	(72,202,762)
Global Telecom	(1,923,701)	(157,440)	2,081,141
Global Utilities	(5,798,744)	168,207	5,630,537

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Global Consumer Discretionary
Ordinary income	$5,099,093	$5,364,432

Global Consumer Staples
Ordinary income	$13,709,476	$14,139,735

Global Energy
Ordinary income	$33,353,608	$31,795,300

Global Financials
Ordinary income	$6,581,935	$7,144,137

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2017	2016
Global Healthcare
Long-term capital gain	$—	$9,405,247
Ordinary income	25,345,606	35,072,692

	$25,345,606	$44,477,939

Global Industrials
Ordinary income	$3,326,643	$4,311,367

Global Materials
Ordinary income	$3,460,561	$8,113,733

Global Tech
Ordinary income	$9,519,778	$10,139,905

Global Telecom
Ordinary income	$13,579,693	$15,577,426

Global Utilities
Ordinary income	$6,782,722	$6,017,616

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Global Consumer Discretionary	$654,555	$(8,889,298)	$(15,476,927)	$(23,711,670)
Global Consumer Staples	2,489,130	(3,899,867)	82,710,124	81,299,387
Global Energy	6,995,556	(67,572,686)	(245,430,722)	(306,007,852)
Global Financials	2,250,859	(80,178,736)	(20,624,245)	(98,552,122)
Global Healthcare	8,378,882	(21,805,440)	99,521,333	86,094,775
Global Industrials	975,961	(18,992,935)	10,598,710	(7,418,264)
Global Materials	1,498,970	(88,432,309)	(66,161,604)	(153,094,943)
Global Tech	4,737,181	(31,146,491)	269,328,110	242,918,800
Global Telecom	1,849,009	(59,492,299)	(39,751,594)	(97,394,884)
Global Utilities	1,052,778	(35,135,207)	(39,644,215)	(73,726,644)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, foreign withholding tax reclaims, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Global Consumer Discretionary	$7,072,498	$977,806	$838,994	$8,889,298
Global Consumer Staples	2,668,597	854,970	376,300	3,899,867
Global Energy	51,162,825	12,576,847	3,833,014	67,572,686
Global Financials	34,058,769	26,135,934	19,984,033	80,178,736
Global Healthcare	21,805,440	—	—	21,805,440
Global Industrials	12,571,488	3,768,747	2,652,700	18,992,935
Global Materials	60,974,989	12,443,350	15,013,970	88,432,309
Global Tech	20,562,713	6,597,896	3,985,882	31,146,491
Global Telecom	50,384,439	6,058,821	3,049,039	59,492,299
Global Utilities	24,118,841	5,208,921	5,807,445	35,135,207

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	95

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF,

iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF,

iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF,

iShares Global Telecom ETF and iShares Global Utilities ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Telecom ETF and iShares Global Utilities ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Global Consumer Discretionary	$5,896,727
Global Consumer Staples	16,428,648
Global Energy	38,484,003
Global Financials	8,440,199
Global Healthcare	33,291,828

iShares ETF	Qualified Dividend Income
Global Industrials	$4,489,152
Global Materials	5,333,857
Global Tech	15,517,659
Global Telecom	15,047,916
Global Utilities	7,231,770

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Global Consumer Discretionary	54.44%
Global Consumer Staples	65.59
Global Energy	50.36
Global Financials	28.54
Global Healthcare	74.43

iShares ETF	Dividends- Received Deduction
Global Industrials	61.82%
Global Materials	33.69
Global Tech	97.52
Global Telecom	46.47
Global Utilities	48.69

For the fiscal year ended March 31, 2017, the following Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Global Financials	$6,657,707	$535,022
Global Materials	3,964,783	338,203
Global Telecom	9,237,940	650,593

TAX INFORMATION	97

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global Consumer Discretionary	$1.554486	$—	$0.039986	$1.594472	97%	—%	3%		100%
Global Consumer Staples	2.095129	—	0.061905	2.157034	97	—	3		100
Global Energy	0.984560	—	0.012085	0.996645	99	—	1		100
Global Financials	1.210551	—	0.065042	1.275593	95	—	5		100
Global Healthcare	1.426643	—	0.212704	1.639347	87	—	13		100
Global Industrials	1.266731	—	0.049079	1.315810	96	—	4		100
Global Materials	0.708865	—	0.011912	0.720777	98	—	2		100
Global Tech	1.126865	—	0.009150	1.136015	99	—	1		100
Global Telecom	2.358629	—	0.002012	2.360641	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Global Consumer Discretionary ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	25	1.89
Greater than 0.0% and Less than 0.5%	718	54.40
At NAV	31	2.35
Less than 0.0% and Greater than –0.5%	521	39.47
Less than –0.5% and Greater than –1.0%	23	1.74

	1,320	100.00%

iShares Global Consumer Staples ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	11	0.83%
Greater than 0.0% and Less than 0.5%	709	53.72
At NAV	37	2.80
Less than 0.0% and Greater than –0.5%	550	41.67
Less than –0.5% and Greater than –1.0%	13	0.98

	1,320	100.00%

iShares Global Energy ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	21	1.59
Greater than 0.0% and Less than 0.5%	665	50.37
At NAV	38	2.88
Less than 0.0% and Greater than –0.5%	580	43.94
Less than –0.5% and Greater than –1.0%	15	1.14

	1,320	100.00%

SUPPLEMENTAL INFORMATION	99

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Financials ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.23%
Greater than 0.5% and Less than 1.0%	54	4.09
Greater than 0.0% and Less than 0.5%	634	48.02
At NAV	24	1.82
Less than 0.0% and Greater than –0.5%	548	41.52
Less than –0.5% and Greater than –1.0%	52	3.94
Less than –1.0% and Greater than –1.5%	5	0.38

	1,320	100.00%

iShares Global Healthcare ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	5	0.38%
Greater than 0.0% and Less than 0.5%	792	59.99
At NAV	38	2.88
Less than 0.0% and Greater than –0.5%	479	36.29
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	1	0.08

	1,320	100.00%

iShares Global Industrials ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	39	2.95
Greater than 0.0% and Less than 0.5%	654	49.55
At NAV	23	1.74
Less than 0.0% and Greater than –0.5%	555	42.05
Less than –0.5% and Greater than –1.0%	47	3.56

	1,320	100.00%

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Materials ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	7	0.53
Greater than 0.5% and Less than 1.0%	80	6.06
Greater than 0.0% and Less than 0.5%	564	42.72
At NAV	15	1.14
Less than 0.0% and Greater than –0.5%	571	43.25
Less than –0.5% and Greater than –1.0%	74	5.61
Less than –1.0% and Greater than –1.5%	8	0.61

	1,320	100.00%

iShares Global Tech ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	632	47.88
At NAV	46	3.48
Less than 0.0% and Greater than –0.5%	640	48.48
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares Global Telecom ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	40	3.03
Greater than 0.0% and Less than 0.5%	684	51.81
At NAV	26	1.97
Less than 0.0% and Greater than –0.5%	524	39.70
Less than –0.5% and Greater than –1.0%	38	2.88
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Global Utilities ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.15%
Greater than 0.5% and Less than 1.0%	29	2.20
Greater than 0.0% and Less than 0.5%	621	47.04
At NAV	30	2.27
Less than 0.0% and Greater than –0.5%	622	47.12
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Global Consumer Staples ETF and iShares Global Energy ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2016 was USD 60.68 thousand. This figure is comprised of fixed remuneration of USD 23.87 thousand and variable remuneration of USD 36.81 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Consumer Staples ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 8.39 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.02 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Global Energy ETF in respect of BFA’s financial year ending December 31, 2016 was USD 123.91 thousand. This figure is comprised of fixed remuneration of USD 48.74 thousand and variable remuneration of USD 75.17 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Global Energy ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 17.14 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 4.13 thousand.

SUPPLEMENTAL INFORMATION	103

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	105

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	107

Notes:

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

Notes:

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available on request by calling 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-300-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Asia 50 ETF | AIA | NASDAQ
➢	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
➢	iShares Europe ETF | IEV | NYSE Arca
➢	iShares International Developed Property ETF | WPS | NYSE Arca
➢	iShares International Dividend Growth ETF | IGRO | BATS
➢	iShares Latin America 40 ETF | ILF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ASIA 50 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.38%	24.04%	24.51%	23.38%	24.04%	24.51%
5 Years	5.72%	5.78%	6.33%	32.04%	32.46%	35.92%
Since Inception	3.08%	3.08%	3.65%	32.88%	32.88%	39.95%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/13/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.50	$2.59	$1,000.00	$1,022.40	$2.52	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA 50 ETF

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 23.38%, net of fees, while the total return for the Index was 24.51%.

The largest capitalization stocks in Asia, as represented by the Index, posted strong gains during the reporting period. Stocks in South Korea and Taiwan delivered solid gains and widely outperformed the broader global equity market. Stocks in Hong Kong and Singapore also contributed to the Index’s performance for the reporting period.

Stocks in the information technology and financials sectors were the largest contributors to the Index’s return during the reporting period, as investors gravitated toward Asia’s pro-growth economic sectors. In contrast, the consumer staples sector was the only sector to detract from the Index’s performance during the reporting period. Currency effects were muted during the reporting period, as the U.S. dollar rose modestly against the Singapore dollar, while falling slightly against the South Korean won and the new Taiwan dollar.

China, the largest economy in Asia, tends to have a relatively large influence on the largest capitalization stocks throughout Asia. Although economic growth in China slowed to its lowest level in 26 years during 2016, annual growth in Asia’s largest economy was better than expected during the reporting period, fueled by the Chinese government’s stimulus, debt, and lower interest rates. After sharp declines in 2015 and early 2016, Chinese stocks staged a strong comeback during the reporting period, as investors warmed to the potential benefits of the Chinese government’s reform agendas. The improving economic environment in China meant stronger growth prospects throughout Asia, as China is among the largest trading partners of many countries throughout Asia.

South Korean stocks were the largest contributor to the Index’s return during the reporting period, driven largely by manufacturers of products that met global supply chain demands, including semiconductors. Taiwanese stocks also moved higher during the reporting period, based in part on rising orders for technology exports.

The largest stocks in Hong Kong, some of which are Chinese companies that are traded on the Hong Kong dollar-denominated exchange, rose as well during the reporting period, fueled in part by investment inflows from Mainland China. In Singapore, stock valuations also rose, benefiting in part from rallies in property and banking stocks.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	38.61%
Financials	31.40
Telecommunication Services	6.20
Consumer Discretionary	4.59
Materials	4.55
Industrials	4.03
Utilities	3.71
Energy	3.56
Real Estate	2.63
Consumer Staples	0.72

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/17

Country	Percentage of Total Investments*

China	31.45%
South Korea	26.03
Hong Kong	18.46
Taiwan	17.86
Singapore	6.20

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.46%	10.03%	7.42%	9.46%	10.03%	7.42%
5 Years	1.82%	1.83%	2.73%	9.42%	9.51%	14.39%
Since Inception	6.03%	6.07%	6.14%	57.77%	58.23%	59.04%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.30	$3.82	$1,000.00	$1,021.20	$3.78	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 9.46%, net of fees, while the total return for the Index was 7.42%.

As represented by the Index, emerging markets infrastructure-related stocks advanced for the reporting period, despite some meaningful volatility.

The Index’s return rallied during the first half of the reporting period amid signs of economic stabilization in many emerging markets, most notably in China. However, the Index’s performance fell sharply in the wake of the U.S. presidential election in November 2016, as investors grew concerned that protectionist U.S. trade policies from the new administration would adversely affect emerging economies. The Index’s return rebounded again in early 2017 as investors grew less concerned about trade protectionism and focused instead on pro-growth U.S. fiscal policies that could aid export-based emerging economies.

Energy stocks, which comprised approximately 20% of the Index on average during the reporting period, contributed the most to the Index’s performance, benefiting from a recovery in oil prices.

The transportation-related companies within the Index, such as airport services providers, highway and rail operators, and marine port managers, focus on transportation infrastructure. Among these transportation segments, highway and rail operators generated the best returns during the reporting period. Utilities stocks in emerging markets fell slightly, with independent power producers declining the most.

A stronger U.S. dollar detracted from the Index’s performance during the reporting period. Among currencies represented in the Index, the U.S. dollar advanced by 6% against the Chinese yuan and 9% against the Mexican peso, though it fell by 12% against the Brazilian real.

In country terms, Brazil contributed the most to the Index’s return for the reporting period, while South Korea was the leading detractor.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Transportation Infrastructure	41.11%
Electric Utilities	24.35
Oil, Gas & Consumable Fuels	14.00
Water Utilities	8.11
Independent Power and Renewable Electricity Producers	6.10
Energy Equipment & Services	3.65
Gas Utilities	2.68

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 3/31/17

Country	Percentage of Total Investments*

China	34.48%
Brazil	24.46
Mexico	11.70
South Korea	7.39
Malaysia	7.00
Thailand	6.59
Russia	4.29
Chile	4.09

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® EUROPE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.65%	10.34%	9.98%	9.65%	10.34%	9.98%
5 Years	5.47%	5.44%	5.83%	30.52%	30.32%	32.76%
10 Years	0.51%	0.50%	0.82%	5.26%	5.07%	8.55%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,069.20	$3.10	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EUROPE ETF

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 9.65%, net of fees, while the total return for the Index was 9.98%.

European equity markets, as represented by the Index, delivered positive returns for the reporting period, but lagged the overall performance of the broader global market. Economic growth resumed in Europe, but was muted in some areas of the region despite ongoing monetary easing by the European Central Bank.

Stocks in Europe’s three largest economies, the United Kingdom, Germany, and France, were the most significant contributors to the Index’s performance for the reporting period, together accounting for more than half of the Index’s total return during the reporting period. Equity markets in all three countries advanced by more than 20% in local currency terms. However, the sharp decline in the British pound, in the wake of the Brexit vote, erased most of those gains resulting in an 8% return in U.S. dollar terms. The euro experienced a more modest decline against the U.S. currency; as a result, German and French equities outperformed U.K. equities in U.S. dollar terms.

Financials sector stocks contributed the most to the Index’s performance for the reporting period. European financials companies benefited from improved economic growth in the region, as well as optimism surrounding interest rate increases by the Fed, as many of the large European banks do substantial business in the United States. The materials, industrials, and energy sectors saw notable improvements as well, driven in part by rising commodity prices and prospects for better economic growth.

In contrast, equity markets in Denmark detracted from the Index’s performance for the reporting period. In sector terms, the telecommunication services, real estate, and utilities stocks detracted modestly from the Index’s performance.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	20.30%
Consumer Staples	14.28
Health Care	13.21
Industrials	13.14
Consumer Discretionary	10.59
Materials	8.22
Energy	7.31
Telecommunication Services	4.07
Information Technology	4.06
Utilities	3.72
Real Estate	1.10

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 3/31/17

Country	Percentage of Total Investments*

United Kingdom	28.40%
France	15.65
Germany	14.52
Switzerland	14.22
Spain	5.26
Netherlands	5.08
Sweden	4.66
Italy	3.75
Denmark	2.65
Belgium	2.07

TOTAL	96.26%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.97%	2.35%	2.06%	1.97%	2.35%	2.06%
5 Years	7.18%	7.12%	7.23%	41.47%	41.04%	41.77%
Since Inception	0.94%	0.94%	0.87%	9.49%	9.45%	8.70%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/30/07. The first day of secondary market trading was 8/3/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$974.80	$2.36	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 1.97%, net of fees, while the total return for the Index was 2.06%.

As represented by the Index, international property stocks advanced modestly amid increased volatility during the reporting period.

Publicly traded real estate stocks often fluctuate in response to changes in interest rates, which affect both their borrowing costs and the attractiveness of their dividend yields. The Index’s performance rallied early in the reporting period as interest rates declined globally, and many of the world’s central banks maintained or increased their economic stimulus efforts. The Index’s return reversed course in late 2016 amid investor concerns about rising U.S. interest rates, particularly in the wake of the November 2016 U.S. presidential election and the December decision by the Fed to raise its short-term interest rate target. Rising interest rates in the U.S. tend to put pressure on other countries’ interest rates and economic prospects, as changes in one of the largest capital markets often affect interconnected countries and markets, regardless of national borders. Despite these concerns, the Index’s return rebounded in early 2017, in part due to increased optimism about the global economic environment.

A stronger U.S. dollar detracted from the Index’s performance for the reporting period. Among currencies represented in the Index, the U.S. dollar advanced by 6% against the euro, 1% against the Australian dollar, and 15% against the British pound, though it declined by 1% against the Japanese yen.

Within the Index, two of the largest industries, diversified real estate activities and real estate operating companies, contributed the most to the Index’s performance for the reporting period. Real estate development companies and industrial real estate investment trusts (REITs) industries also contributed positively.

In contrast, retail and office REITs industries detracted the most from the Index’s performance for the reporting period.

In country terms, Hong Kong contributed the most to the Index’s performance for the reporting period, while the United Kingdom was the leading detractor.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	25.23%
Retail REITs	18.63
Real Estate Operating Companies	17.74
Diversified REITs	14.04
Office REITs	8.46
Industrial REITs	5.81
Real Estate Development	5.41
Residential REITs	2.32
Other**	2.36

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

Japan	26.97%
Hong Kong	16.69
Australia	12.88
United Kingdom	8.76
Singapore	7.63
France	6.12
Germany	5.82
Canada	3.20
Sweden	2.44
Switzerland	2.03

TOTAL	92.54%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

Performance as of March 31, 2017

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	7.92%	9.82%	7.89%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.10	$1.12	$1,000.00	$1,023.80	$1.11	0.22%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 17, 2016 (inception date of the Fund) through March 31, 2017 (the “reporting period”), the total return for the Fund was 7.92%, net of fees, while the total return for the Index was 7.89%.

As represented by the Index, international stocks with a history of sustained dividend growth advanced for the reporting period.

Looking at the Index’s performance by country, Canada contributed the most during the reporting period. The economy of this leading energy-producing country benefited from a recovery in oil and gas prices, growing at the fastest rate in two years during the third quarter of 2016. Germany and France were other significant contributors during the reporting period. German equity markets approached an all-time high as the economy saw improvement in a number of economic statistics, particularly the job market; in February 2017, the German unemployment rate touched its lowest level since 1980. In contrast, dividend stocks in Denmark, Belgium, and Israel detracted modestly from the Index’s return for the reporting period.

In terms of the Index’s performance by sector, dividend stocks in the financials sector, representing approximately 23% of the Index on average during the reporting period, contributed the most to the Index’s return. International banks led gains in the sector, benefiting from signs of better growth in local economies and rising capital markets, as well as prospects for higher interest rates and less regulation in the U.S., where many leading international financial institutions do business. The economically sensitive industrials, consumer discretionary, and materials sectors were other significant contributors to the Index’s return for the reporting period. The telecommunication services sector was the only sector to detract from the Index’s performance for the reporting period.

Looking at currency effects, the U.S. dollar gained against most major currencies during the reporting period, negatively impacting the Index’s return in U.S. dollar terms. A stronger U.S. dollar means assets denominated in foreign currencies are worth less when translated back into U.S. dollars.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Financials	21.27%
Consumer Staples	16.01
Health Care	15.65
Consumer Discretionary	12.64
Industrials	11.27
Materials	6.51
Telecommunication Services	4.88
Information Technology	4.13
Utilities	3.80
Energy	2.15
Real Estate	1.69

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 3/31/17

Country	Percentage of Total Investments*

United Kingdom	16.78%
Canada	16.58
Switzerland	12.97
Japan	12.77
Germany	8.37
France	8.24
Netherlands	3.40
Hong Kong	3.36
Denmark	2.43
India	2.08

TOTAL	86.98%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® LATIN AMERICA 40 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.27%	28.17%	27.80%	27.27%	28.17%	27.80%
5 Years	(5.56)%	(5.47)%	(5.11)%	(24.86)%	(24.51)%	(23.05)%
10 Years	1.24%	1.30%	1.62%	13.13%	13.75%	17.45%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,140.30	$2.61	$1,000.00	$1,022.50	$2.47	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® LATIN AMERICA 40 ETF

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 27.27%, net of fees, while the total return for the Index was 27.80%.

As represented by the Index, large-capitalization Latin American stocks posted very strong returns for the reporting period.

Brazil, which made up approximately 56% of the Index on average during the reporting period, was the largest contributor to the Index’s performance. Brazilian equities benefited from the resolution of the impeachment crisis around President Dilma Rousseff and the enactment of market-friendly reforms. While Brazil’s economy shrank for 11 straight quarters through the fourth quarter of 2016, rising commodity prices helped Brazil as a raw-materials exporter. In addition, the inflation rate declined sharply during the reporting period to the lowest level since August 2010. This allowed the Central Bank of Brazil to cut interest rates four times between October 2016 and February 2017.

Currency effects were also important for the reporting period, as the U.S. dollar declined against the currencies of Brazil, Chile, Peru, and Colombia, which had a positive impact on the Index’s performance. A weaker U.S. currency means overseas investments are worth more when translated back into U.S. dollars.

Mexico was a notable exception, however, as the U.S. dollar gained nearly 10% against the Mexican peso during the reporting period. Mexico was the only country to detract from the Index’s performance for the reporting period, despite its stock market reaching a record high, in local currency terms, in March 2017.

In terms of sectors, financials stocks contributed the most to the Index’s performance for the reporting period, followed by the materials and energy sectors. Telecommunication services and real estate stocks detracted modestly from the Index’s return.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Financials	33.50%
Materials	16.29
Consumer Staples	15.92
Energy	12.10
Consumer Discretionary	6.57
Industrials	4.57
Telecommunication Services	4.06
Utilities	3.93
Information Technology	1.98
Real Estate	1.08

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 3/31/17

Country	Percentage of Total Investments*

Brazil	58.27%
Mexico	25.36
Chile	10.56
Peru	4.18
Colombia	1.63

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ASIA 50 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

CHINA — 31.26%
Bank of China Ltd. Class H	17,094,000	$8,490,361
China Construction Bank Corp. Class H	20,988,960	16,879,753
China Life Insurance Co. Ltd. Class H	1,650,000	5,063,694
China Mobile Ltd.	1,221,000	13,362,420
China Petroleum & Chemical Corp. Class H	5,677,600	4,602,571
CNOOC Ltd.	3,498,000	4,176,985
Industrial & Commercial Bank of China Ltd. Class H	17,490,115	11,432,772
PetroChina Co. Ltd. Class H	4,752,000	3,479,236
Ping An Insurance Group Co. of China Ltd. Class H	1,122,000	6,280,255
Tencent Holdings Ltd.	1,207,800	34,626,242

		108,394,289
HONG KONG — 18.35%
AIA Group Ltd.	2,692,800	16,978,344
Cheung Kong Property Holdings Ltd.	627,148	4,224,564
CK Hutchison Holdings Ltd.	627,148	7,714,772
CLP Holdings Ltd.	434,000	4,537,412
Galaxy Entertainment Group Ltd.	594,000	3,252,229
Hang Seng Bank Ltd.	165,000	3,346,072
Hong Kong & China Gas Co. Ltd.[a]	1,650,317	3,299,997
Hong Kong Exchanges & Clearing Ltd.[a]	257,400	6,478,471
Jardine Matheson Holdings Ltd.	59,400	3,816,450
Power Assets Holdings Ltd.	297,000	2,560,510
Sands China Ltd.	554,400	2,568,153
Sun Hung Kai Properties Ltd.	330,000	4,849,257

		63,626,231
SINGAPORE — 6.17%
DBS Group Holdings Ltd.	396,000	5,498,032
Oversea-Chinese Banking Corp. Ltd.[a]	831,674	5,785,351
Singapore Telecommunications Ltd.	1,815,000	5,091,820
United Overseas Bank Ltd.	316,800	5,012,845

		21,388,048
SOUTH KOREA — 25.87%
Hyundai Mobis Co. Ltd.	15,378	3,307,171
Hyundai Motor Co.	33,396	4,703,452

Security	Shares	Value
KB Financial Group Inc.	93,522	$4,097,807
Kia Motors Corp.	59,796	1,981,080
Korea Electric Power Corp.	57,684	2,395,978
KT&G Corp.	28,314	2,468,582
LG Chem Ltd.	10,428	2,741,511
NAVER Corp.	6,534	4,995,591
POSCO	17,886	4,654,231
Samsung C&T Corp.	20,856	2,377,841
Samsung Electronics Co. Ltd.	24,816	45,713,100
Shinhan Financial Group Co. Ltd.	105,864	4,411,394
SK Hynix Inc.	130,020	5,871,421

		89,719,159
TAIWAN — 17.75%
Cathay Financial Holding Co. Ltd.	1,914,866	3,073,378
Chunghwa Telecom Co. Ltd.	858,551	2,914,419
CTBC Financial Holding Co. Ltd.	4,422,359	2,732,775
Formosa Chemicals & Fibre Corp.	792,804	2,466,530
Formosa Plastics Corp.	1,056,071	3,149,854
Fubon Financial Holding Co. Ltd.	1,650,000	2,691,769
Hon Hai Precision Industry Co. Ltd.	3,366,066	10,095,147
Largan Precision Co. Ltd.	22,000	3,465,766
MediaTek Inc.	340,112	2,409,956
Nan Ya Plastics Corp.	1,122,510	2,659,915
Taiwan Semiconductor Manufacturing Co. Ltd.	4,158,343	25,901,848

		61,561,357

TOTAL COMMON STOCKS
(Cost: $260,656,030)		344,689,084

SHORT-TERM INVESTMENTS — 2.70%

MONEY MARKET FUNDS — 2.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[b,c,d]	9,258,697	9,262,400
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[b,c]	90,364	90,364

		9,352,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,351,677)		9,352,764

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ASIA 50 ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.10%
(Cost: $270,007,707)[e]	$354,041,848
Other Assets, Less Liabilities — (2.10)%	(7,275,937)

NET ASSETS — 100.00%	$346,765,911

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $277,159,527. Net unrealized appreciation was $76,882,321, of which $93,906,883 represented gross unrealized appreciation on securities and $17,024,562 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$344,689,084	$—	$—	$344,689,084
Money market funds	9,352,764	—	—	9,352,764

Total	$354,041,848	$—	$—	$354,041,848

See notes to financial statements.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.36%

BRAZIL — 22.50%
CCR SA	612,000	$3,479,299
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	118,080	1,229,213
CPFL Energia SA ADR	105,810	1,734,226
Ultrapar Participacoes SA ADR	184,020	4,182,774

		10,625,512
CHILE — 4.06%
Enersis SA ADR	184,440	1,916,332

		1,916,332
CHINA — 34.17%
Beijing Capital International Airport Co. Ltd. Class H	900,000	1,077,012
Beijing Enterprises Water Group Ltd.[a]	1,620,000	1,200,695
CGN Power Co. Ltd. Class Hb	3,210,000	991,315
China Gas Holdings Ltd.	780,000	1,256,591
China Merchants Port Holdings Co. Ltd.	480,000	1,405,134
China Oilfield Services Ltd. Class H	720,000	691,141
China Resources Power Holdings Co. Ltd.	540,000	974,175
COSCO SHIPPING Ports Ltd.	960,000	1,059,873
Guangdong Investment Ltd.	960,000	1,368,693
Huaneng Power International Inc. Class H ADR[a]	33,510	892,371
Jiangsu Expressway Co. Ltd. Class H	780,000	1,120,093
Kunlun Energy Co. Ltd.[a]	1,440,000	1,334,105
Shenzhen Expressway Co. Ltd. Class H	420,000	380,467
Shenzhen International Holdings Ltd.	600,499	984,412
Sinopec Kantons Holdings Ltd.[a]	420,000	228,064
Zhejiang Expressway Co. Ltd. Class H	900,000	1,176,607

		16,140,748
MALAYSIA — 6.94%
Sapurakencana Petroleum Bhd[c]	1,524,000	626,749
Tenaga Nasional Bhd	855,000	2,650,684

		3,277,433
MEXICO — 11.59%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	23,160	1,000,049
Grupo Aeroportuario del Pacifico SAB de CV ADR[a]	23,400	2,272,140

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Series B	12,720	$2,203,612

		5,475,801
RUSSIA — 4.25%
Novatek OJSC GDR[d]	6,480	806,760
RusHydro PJSC ADR	500,700	811,134
TMK PJSC GDR[d]	73,470	389,391

		2,007,285
SOUTH KOREA — 7.32%
Korea Electric Power Corp. ADR[c]	166,890	3,459,630

		3,459,630
THAILAND — 6.53%
Airports of Thailand PCL NVDR	2,700,000	3,084,030

		3,084,030

TOTAL COMMON STOCKS
(Cost: $38,627,384)		45,986,771

PREFERRED STOCKS — 1.75%

BRAZIL — 1.75%
Cia. Energetica de Minas Gerais ADR, Preference Shares	251,250	826,613

		826,613

TOTAL PREFERRED STOCKS
(Cost: $828,522)		826,613

SHORT-TERM INVESTMENTS — 4.38%

MONEY MARKET FUNDS — 4.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	2,043,400	2,044,217
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	26,573	26,573

		2,070,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,070,152)		2,070,790

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 103.49%
(Cost: $41,526,058)[h]	$48,884,174
Other Assets, Less Liabilities — (3.49)%	(1,649,229)

NET ASSETS — 100.00%	$47,234,945

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $42,092,144. Net unrealized appreciation was $6,792,030, of which $10,395,729 represented gross unrealized appreciation on securities and $3,603,699 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$45,986,771	$—	$—	$45,986,771
Preferred stocks	826,613	—	—	826,613
Money market funds	2,070,790	—	—	2,070,790

Total	$48,884,174	$—	$—	$48,884,174

See notes to financial statements.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.21%

AUSTRIA — 0.25%
Erste Group Bank AG	93,244	$3,044,230
OMV AG	42,993	1,696,088
Voestalpine AG	33,596	1,325,913

		6,066,231
BELGIUM — 2.05%
Ageas	63,391	2,484,185
Anheuser-Busch InBev SA/NV	265,047	29,170,186
Colruyt SA	19,442	956,948
Groupe Bruxelles Lambert SA	24,625	2,241,335
KBC Group NV	103,684	6,896,571
Proximus SADP	44,270	1,392,770
Solvay SA	22,625	2,771,945
UCB SA	39,402	3,064,174
Umicore SA	29,111	1,662,644

		50,640,758
DENMARK — 2.63%
AP Moller – Maersk A/S Class A	1,076	1,741,038
AP Moller – Maersk A/S Class B	1,883	3,133,481
Carlsberg A/S Class B	32,500	3,010,320
Chr Hansen Holding A/S	29,404	1,892,953
Coloplast A/S Class Ba	33,997	2,662,452
Danske Bank A/S	235,658	8,049,876
DONG Energy A/Sb	64,492	2,494,250
DSV A/S	58,274	3,025,697
Genmab A/Sc	18,616	3,595,885
ISS A/S	57,478	2,179,993
Novo Nordisk A/S Class B	569,241	19,608,532
Novozymes A/S Class B	70,492	2,802,343
Pandora A/S	35,763	3,970,952
TDC A/S	243,318	1,258,454
Vestas Wind Systems A/S	68,442	5,581,477

		65,007,703
FINLAND — 1.42%
Fortum OYJ	133,462	2,116,897
Kone OYJ Class B	116,668	5,136,036
Metso OYJ	39,463	1,197,853
Nokia OYJ	1,790,819	9,634,310
Nokian Renkaat OYJ	35,475	1,485,060
Sampo OYJ Class A	151,171	7,188,510
Stora Enso OYJ Class R	174,359	2,066,260
UPM-Kymmene OYJ	162,843	3,835,194
Wartsila OYJ Abp	46,190	2,477,535

		35,137,655

Security	Shares	Value
FRANCE — 15.51%
Accor SA	65,991	$2,756,174
Air Liquide SA	119,383	13,675,175
Airbus SE	185,337	14,139,540
Alstom SAc	48,604	1,456,343
ArcelorMittal[c]	582,651	4,914,351
Arkema SA	22,674	2,242,729
Atos SE	28,381	3,519,649
AXA SA	595,813	15,456,536
BNP Paribas SA	344,080	22,974,903
Bouygues SA	62,256	2,540,584
Capgemini SA	48,923	4,529,302
Carrefour SA	175,835	4,156,220
Casino Guichard Perrachon SA	16,673	934,963
Christian Dior SE	15,250	3,552,455
Cie. de Saint-Gobain	160,776	8,277,194
Cie. Generale des Etablissements Michelin Class B	55,422	6,748,638
Credit Agricole SA	373,041	5,067,120
Danone SA	189,043	12,891,690
Dassault Systemes SE	41,723	3,620,858
Edenred	63,404	1,502,074
Electricite de France SA	127,014	1,072,111
Engie SA	495,864	7,043,063
Essilor International SA	61,690	7,515,181
Hermes International	6,844	3,250,811
Kering	22,884	5,934,103
Klepierre	63,376	2,471,396
L’Oreal SA	75,674	14,580,818
Lagardere SCA	37,025	1,093,358
Legrand SA	81,297	4,914,480
LVMH Moet Hennessy Louis Vuitton SE	84,283	18,556,317
Orange SA	709,216	11,048,160
Pernod Ricard SA	67,557	8,013,142
Peugeot SAc	143,304	2,892,985
Publicis Groupe SA	63,912	4,478,071
Renault SA	58,892	5,129,106
Safran SA	100,213	7,506,010
Sanofi	359,970	32,579,188
Schneider Electric SE	182,299	13,381,328
SES SA	117,843	2,748,279
Societe Generale SA	229,970	11,695,603
Sodexo SA	29,169	3,439,546
STMicroelectronics NV	65,461	1,003,298

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
STMicroelectronics NV New	136,604	$2,092,220
Suez	110,246	1,745,710
Thales SA	31,659	3,069,827
Total SAa	754,842	38,280,072
Unibail-Rodamco SE	30,510	7,149,662
Valeo SA	72,990	4,873,687
Veolia Environnement SA	156,150	2,932,699
Vinci SA	157,312	12,501,197
Vivendi SA	275,806	5,376,160

		383,324,086
GERMANY — 13.58%
adidas AG	64,239	12,250,422
Allianz SE Registered	140,395	26,075,183
BASF SE	281,912	28,017,133
Bayer AG Registered	254,277	29,385,479
Bayerische Motoren Werke AG	98,106	8,972,499
Beiersdorf AG	30,181	2,864,211
Brenntag AG	47,455	2,667,200
Commerzbank AG	322,117	2,920,842
Continental AG	33,115	7,278,427
Daimler AG Registered	305,590	22,617,581
Deutsche Bank AG Registered[a,c]	428,947	7,409,299
Deutsche Boerse AGc	56,248	5,168,348
Deutsche Boerse AG New	2,851	262,787
Deutsche Lufthansa AG Registered	71,945	1,169,621
Deutsche Post AG Registered	301,058	10,337,696
Deutsche Telekom AG Registered	992,163	17,429,677
Deutsche Wohnen AG Bearer	104,471	3,448,760
E.ON SE	675,856	5,386,041
Fresenius Medical Care AG & Co. KGaA	65,291	5,520,217
Fresenius SE & Co. KGaA	124,243	10,010,156
GEA Group AG	54,379	2,317,136
HeidelbergCement AG	38,335	3,598,264
Infineon Technologies AG	346,119	7,087,315
K+S AG Registered[a]	58,490	1,363,138
Lanxess AG	27,860	1,873,974
Linde AG	56,917	9,502,674
MAN SE	10,302	1,064,718
Merck KGaA	39,940	4,562,262
METRO AG	49,529	1,588,152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	49,292	9,668,892
Osram Licht AG	26,715	1,678,665

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	71,748	$3,185,013
QIAGEN NVa	70,645	2,055,942
RWE AGc	148,214	2,462,643
SAP SE	301,476	29,658,356
Siemens AG Registered	235,186	32,298,133
Symrise AG	37,954	2,530,610
ThyssenKrupp AG	134,123	3,293,640
Volkswagen AG	10,048	1,500,795
Vonovia SE	143,636	5,074,261

		335,556,162
IRELAND — 0.91%
Bank of Ireland[c]	8,466,504	2,128,006
CRH PLC	254,405	8,998,306
Irish Bank Resolution Corp. Ltd.[c]	211,770	2
Kerry Group PLC Class A	46,953	3,701,108
Paddy Power Betfair PLC	26,013	2,796,131
Ryanair Holdings PLC ADR[c]	34,972	2,901,977
Smurfit Kappa Group PLC	72,363	1,917,094

		22,442,624
ITALY — 3.63%
Assicurazioni Generali SpA	415,162	6,616,142
Atlantia SpA	144,454	3,738,917
Banco BPM SpA	473,607	1,407,185
CNH Industrial NV	304,633	2,945,414
Enel SpA	2,373,201	11,203,863
Eni SpA	826,343	13,566,558
Ferrari NV	38,110	2,843,047
Fiat Chrysler Automobiles NVc	334,646	3,668,685
Intesa Sanpaolo SpA	4,374,848	11,913,032
Italgas SpA[c]	147,582	649,064
Leonardo SpA[c]	118,829	1,689,073
Luxottica Group SpA	42,708	2,363,853
Mediaset SpA[a]	218,031	904,796
Mediobanca SpA	185,212	1,673,889
Prysmian SpA	62,854	1,665,847
Saipem SpA[a,c]	1,810,760	824,065
Snam SpA	737,908	3,199,535
Telecom Italia SpA/Milano[a,c]	3,454,707	3,114,869
Tenaris SA	144,399	2,481,881
Terna Rete Elettrica Nazionale SpA	430,527	2,141,185
UniCredit SpA	642,347	9,927,468
Unione di Banche Italiane SpA	299,480	1,152,471

		89,690,839

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
NETHERLANDS — 5.03%
Aegon NV	428,621	$2,187,176
Akzo Nobel NV	77,383	6,433,320
Altice NV Class Ac	125,339	2,842,663
Altice NV Class Bc	30,303	687,104
ASML Holding NV	134,249	17,862,094
Gemalto NV	25,775	1,443,993
Heineken Holding NV	35,530	2,833,742
Heineken NV	65,756	5,612,279
ING Groep NV	1,183,898	17,942,587
Koninklijke Ahold Delhaize NV	391,863	8,407,485
Koninklijke DSM NV	56,104	3,804,981
Koninklijke KPN NV	1,315,625	3,972,317
Koninklijke Philips NV	285,241	9,192,042
NN Group NV	91,808	2,993,420
Randstad Holding NV	39,322	2,275,275
RELX NV	312,183	5,796,421
Unilever NV CVA	526,241	26,211,499
Wolters Kluwer NV	92,102	3,838,351

		124,336,749
NORWAY — 0.95%
DNB ASA	287,175	4,550,585
Marine Harvest ASA	116,246	1,771,659
Norsk Hydro ASA	417,002	2,420,766
Orkla ASA	252,020	2,256,440
Statoil ASA	327,340	5,591,027
Subsea 7 SAc	79,778	1,233,513
Telenor ASA	213,796	3,557,085
Yara International ASA	53,999	2,078,505

		23,459,580
PORTUGAL — 0.18%
EDP – Energias de Portugal SA	750,768	2,549,473
Galp Energia SGPS SA	127,407	1,938,414

		4,487,887
SPAIN — 5.22%
Abertis Infraestructuras SA	179,983	2,906,761
Acciona SA	7,667	616,084
ACS Actividades de Construccion y Servicios SA	62,527	2,133,001
Aena SAb	22,585	3,582,302
Amadeus IT Holding SA Class A	135,137	6,874,119
Banco Bilbao Vizcaya Argentaria SA	2,019,458	15,702,549
Banco de Sabadell SA	1,651,100	3,033,874
Banco Popular Espanol SAa	1,143,092	1,112,560

Security	Shares	Value
Banco Santander SA	4,477,987	$27,515,271
Bankia SA	1,245,672	1,420,240
CaixaBank SA	1,106,844	4,769,629
Distribuidora Internacional de Alimentacion SA	190,135	1,102,408
Enagas SA	70,279	1,830,313
Ferrovial SA	164,008	3,290,780
Gas Natural SDG SA	110,251	2,422,055
Iberdrola SA	1,852,498	13,284,875
Industria de Diseno Textil SA	343,184	12,127,408
International Consolidated Airlines Group SA	263,216	1,741,143
Red Electrica Corp. SA	133,338	2,567,009
Repsol SA	360,629	5,583,161
Telefonica SA	1,361,383	15,266,859

		128,882,401
SWEDEN — 4.62%
Alfa Laval AB	87,475	1,656,757
Assa Abloy AB	302,980	6,254,182
Atlas Copco AB Class A	195,661	6,931,619
Atlas Copco AB Class B	121,977	3,890,892
Boliden AB	83,824	2,506,749
Electrolux AB Class B	72,685	2,027,915
Hennes & Mauritz AB Class B	286,815	7,356,455
Hexagon AB Class B	78,710	3,173,684
Industrivarden AB Class A	54,087	1,254,597
Industrivarden AB Class C	53,207	1,156,713
Investor AB Class B	139,059	5,874,921
Kinnevik AB Class B	72,320	1,935,920
Millicom International Cellular SA SDR	18,532	1,037,201
Nordea Bank AB	982,442	11,256,769
Sandvik AB	337,657	5,063,928
Securitas AB Class B	98,233	1,540,340
Skandinaviska Enskilda Banken AB Class A	529,119	5,908,534
Skanska AB Class B	122,939	2,905,383
SKF AB Class B	114,878	2,281,271
Svenska Cellulosa AB SCA Class B	196,648	6,365,296
Svenska Handelsbanken AB Class A	466,899	6,426,967
Swedbank AB Class A	316,084	7,349,556
Swedish Match AB	56,353	1,839,869
Tele2 AB Class B	109,367	1,047,943

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	931,559	$6,239,399
Telia Co. AB	835,155	3,516,176
Volvo AB Class B	500,285	7,413,248

		114,212,284
SWITZERLAND — 14.09%
ABB Ltd. Registered	612,430	14,335,616
Actelion Ltd.[c]	33,105	9,333,364
Adecco Group AG Registered	52,397	3,724,508
Baloise Holding AG Registered	15,511	2,133,838
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	312	1,770,478
Chocoladefabriken Lindt & Sprungli AG Registered	33	2,193,241
Cie. Financiere Richemont SA Class A Registered	160,331	12,686,163
Clariant AG Registered	88,408	1,669,325
Credit Suisse Group AG Registered	608,865	9,063,478
Geberit AG Registered	11,326	4,885,925
Givaudan SA Registered	2,434	4,386,769
Julius Baer Group Ltd.	68,665	3,429,992
Kuehne + Nagel International AG Registered	17,188	2,429,794
LafargeHolcim Ltd. Registered	147,312	8,712,593
Lonza Group AG Registered	17,889	3,384,961
Nestle SA Registered	955,595	73,367,776
Novartis AG Registered	806,830	59,930,876
Roche Holding AG	215,830	55,156,915
Schindler Holding AG Participation Certificates	12,580	2,435,690
Schindler Holding AG Registered	5,861	1,111,948
SGS SA Registered	1,677	3,580,348
Sika AG Bearer	662	3,974,844
Swatch Group AG (The) Bearer[a]	9,557	3,424,842
Swatch Group AG (The) Registered	20,616	1,437,631
Swiss Life Holding AG Registered	9,845	3,178,884
Swiss Re AG	100,602	9,040,561
Swisscom AG Registered	7,733	3,570,028
Syngenta AG Registered	28,622	12,641,777
UBS Group AG	1,178,522	18,873,778
Zurich Insurance Group AG	46,198	12,341,621

		348,207,564

Security	Shares	Value
UNITED KINGDOM — 28.14%
3i Group PLC	295,386	$2,768,394
Aberdeen Asset Management PLC	290,217	960,601
Aggreko PLC	78,164	863,535
Amec Foster Wheeler PLC	123,166	818,579
Anglo American PLC[c]	432,668	6,597,858
Antofagasta PLC	114,117	1,190,812
Ashtead Group PLC	154,295	3,189,269
Associated British Foods PLC	110,256	3,592,883
AstraZeneca PLC	386,854	23,763,808
Aviva PLC	1,251,679	8,326,663
Babcock International Group PLC	153,701	1,695,164
BAE Systems PLC	984,707	7,911,276
Barclays PLC	4,802,405	13,517,633
Barratt Developments PLC	305,205	2,085,682
BHP Billiton PLC	649,527	10,022,562
BP PLC	5,789,280	33,122,988
British American Tobacco PLC	573,194	37,987,778
British Land Co. PLC (The)	313,061	2,387,950
BT Group PLC	2,706,275	10,768,085
Bunzl PLC	101,770	2,952,393
Burberry Group PLC	135,171	2,913,984
Capita PLC	205,268	1,448,944
Carnival PLC	66,814	3,824,808
Centrica PLC	1,692,703	4,593,110
Cobham PLC	546,918	909,579
Compass Group PLC	510,761	9,618,538
Daily Mail & General Trust PLC Class A NVS	88,555	797,282
DCC PLC	27,032	2,374,602
Diageo PLC	770,245	21,993,598
Direct Line Insurance Group PLC	421,440	1,830,762
easyJet PLC	82,787	1,062,126
Experian PLC	292,058	5,945,521
G4S PLC	469,275	1,785,648
GKN PLC	529,565	2,405,753
GlaxoSmithKline PLC	1,496,317	31,050,404
Glencore PLC[c]	3,674,192	14,387,345
Hammerson PLC	239,956	1,713,303
Hays PLC	426,463	837,235
HSBC Holdings PLC	6,119,786	49,810,040
IMI PLC	82,170	1,225,801
Imperial Brands PLC	296,559	14,340,083
InterContinental Hotels Group PLC	63,406	3,098,499
Intertek Group PLC	49,297	2,425,053

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
ITV PLC	1,108,271	$3,033,599
J Sainsbury PLC	525,920	1,738,134
Johnson Matthey PLC	59,435	2,289,072
Kingfisher PLC	702,116	2,863,031
Land Securities Group PLC	245,225	3,247,335
Legal & General Group PLC	1,836,720	5,679,805
Lloyds Banking Group PLC	19,618,728	16,269,783
London Stock Exchange Group PLC	96,557	3,828,656
Man Group PLC	530,600	977,319
Marks & Spencer Group PLC	505,171	2,128,799
Mondi PLC	112,843	2,719,085
National Grid PLC	1,206,766	15,293,722
Next PLC	45,267	2,445,298
Old Mutual PLC	1,523,672	3,821,983
Pearson PLC	250,056	2,134,058
Persimmon PLC	92,747	2,428,527
Petrofac Ltd.	79,834	917,423
Provident Financial PLC	44,839	1,680,386
Prudential PLC	787,445	16,601,380
Randgold Resources Ltd.	28,611	2,491,842
Reckitt Benckiser Group PLC	205,547	18,726,935
RELX PLC	329,522	6,444,475
Rentokil Initial PLC	554,459	1,710,429
Rio Tinto PLC	368,038	14,770,542
Rolls-Royce Holdings PLC	565,665	5,333,313
Royal Bank of Scotland Group PLC[c]	1,010,301	3,058,524
Royal Dutch Shell PLC Class A	1,359,091	35,621,008
Royal Dutch Shell PLC Class B	1,152,637	31,485,529
RSA Insurance Group PLC	310,741	2,278,940
Sage Group PLC (The)	335,994	2,649,006
Schroders PLC	36,272	1,374,297
Segro PLC	268,274	1,530,383
Severn Trent PLC	73,587	2,191,842
Shire PLC	276,740	16,129,371
Sky PLC	325,411	3,971,444
Smith & Nephew PLC	281,649	4,282,607
Smiths Group PLC	120,413	2,437,736
SSE PLC	312,509	5,767,867
Standard Chartered PLC[c]	848,207	8,092,688
Standard Life PLC	603,377	2,676,186
Tate & Lyle PLC	142,342	1,360,746
Taylor Wimpey PLC	987,712	2,384,948
Tesco PLC[c]	2,481,578	5,759,334

Security	Shares	Value
Travis Perkins PLC	76,708	$1,452,222
Tullow Oil PLC[a,c]	270,512	791,533
UBM PLC	118,679	1,134,535
Unilever PLC	394,206	19,419,173
United Utilities Group PLC	209,999	2,608,864
Vodafone Group PLC	8,168,265	21,255,351
Weir Group PLC (The)	64,765	1,552,490
Whitbread PLC	56,784	2,810,400
William Hill PLC	269,975	981,713
Wm Morrison Supermarkets PLC	712,610	2,138,600
Wolseley PLC	77,947	4,892,936
WPP PLC	409,694	8,975,530

		695,556,665

TOTAL COMMON STOCKS
(Cost: $2,770,712,760)		2,427,009,188

PREFERRED STOCKS — 0.86%

GERMANY — 0.77%
Bayerische Motoren Werke AG, Preference Shares	16,852	1,330,535
Henkel AG & Co. KGaA, Preference Shares	54,770	7,035,366
Porsche Automobil Holding SE, Preference Shares	46,949	2,567,958
Volkswagen AG, Preference Shares	56,228	8,214,938

		19,148,797
ITALY — 0.09%
Intesa Sanpaolo SpA, Preference Shares	288,776	736,323
Telecom Italia SpA/Milano, Preference Shares	1,870,152	1,368,151

		2,104,474

TOTAL PREFERRED STOCKS
(Cost: $27,835,806)		21,253,271

RIGHTS — 0.04%

GERMANY — 0.04%
Deutsche Bank AG (Expires 04/06/17)[c]	414,101	992,100

		992,100

TOTAL RIGHTS
(Cost: $0)		992,100

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® EUROPE ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	19,652,287	$19,660,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	918,036	918,036

		20,578,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,574,777)		20,578,184

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $2,819,123,343)[g]		2,469,832,743
Other Assets, Less Liabilities — 0.06%		1,502,675

NET ASSETS — 100.00%		$2,471,335,418

ADR	— American Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,878,770,497. Net unrealized depreciation was $408,937,754, of which $145,792,405 represented gross unrealized appreciation on securities and $554,730,159 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,427,009,186	$—	$2	$2,427,009,188
Preferred stocks	21,253,271	—	—	21,253,271
Rights	992,100	—	—	992,100
Money market funds	20,578,184	—	—	20,578,184

Total	$2,469,832,741	$—	$2	$2,469,832,743

See notes to financial statements.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.33%

AUSTRALIA — 12.80%
360 Capital Group Ltd.	35,298	$24,100
Abacus Property Group	46,287	114,404
ALE Property Group	31,265	105,658
Arena REIT	38,591	61,822
Aspen Group	19,420	14,815
Astro Japan Property Group	9,768	47,690
Aveo Group	73,482	179,939
BGP Holdings PLC[a]	1,986,852	21
BWP Trust	82,330	178,995
Cedar Woods Properties Ltd.	9,583	40,938
Centuria Urban REIT	10,915	18,651
Charter Hall Group	68,974	290,445
Charter Hall Long Wale REIT	28,915	87,790
Charter Hall Retail REIT	54,560	180,636
Cromwell Property Group	205,479	149,696
Dexus Property Group	160,568	1,196,720
Folkestone Education Trust	37,074	78,058
Gateway Lifestyle	46,657	74,388
GDI Property Group	78,507	62,584
Generation Healthcare REIT[b]	21,904	34,254
Goodman Group	267,415	1,578,941
GPT Group (The)	301,698	1,185,274
Growthpoint Properties Australia Ltd.	30,289	73,246
Hotel Property Investments	25,012	56,669
Industria REIT	20,609	33,330
Ingenia Communities Group	30,354	62,752
Investa Office Fund	102,842	372,652
LendLease Group	96,247	1,143,915
Mirvac Group	619,160	1,034,394
New South Resources Ltd.[a]	82,880	90,412
Peet Ltd.	69,856	62,615
Propertylink Group	99,160	60,515
Scentre Group	889,701	2,911,658
Servcorp Ltd.	7,511	35,238
Shopping Centres Australasia Property Group	120,404	205,744
Stockland	404,678	1,432,408
Sunland Group Ltd.	21,386	28,468
Vicinity Centres	546,583	1,179,999
Villa World Ltd.	18,870	34,260
Viva Energy REIT	71,645	130,077
Westfield Corp.	317,585	2,151,355

		16,805,526

Security	Shares	Value
AUSTRIA — 1.01%
Atrium European Real Estate Ltd.[b]	28,521	$115,704
BUWOG AG	11,988	303,234
CA Immobilien Anlagen AG	12,593	277,391
Conwert Immobilien Invest SEb	13,135	230,455
IMMOEAST AG Escrow[a]	100,152	1
IMMOFINANZ AG	141,987	271,985
IMMOFINANZ AG Escrow[a]	112,716	1
S IMMO AG	8,824	106,080
UBM Development AG	592	20,515

		1,325,366
BELGIUM — 1.02%
Aedifica SA	3,145	237,513
Befimmo SA	3,833	218,344
Cofinimmo SA	3,389	388,206
Intervest Offices & Warehouses NV	1,998	50,838
Montea SCA	999	48,194
Retail Estates NV	1,036	85,209
Warehouses De Pauw CVA	2,593	242,057
Wereldhave Belgium NV	327	36,024
Xior Student Housing NV	740	28,873

		1,335,258
CANADA — 3.18%
Agellan Commercial Real Estate Investment Trust	962	8,238
Allied Properties REIT	6,972	188,670
Artis REIT	12,054	119,578
Boardwalk REIT[b]	3,722	131,644
Brookfield Canada Office Properties	2,199	51,527
Canadian Apartment Properties REIT	10,990	274,410
Canadian REIT	6,090	221,380
Choice Properties REIT	8,325	86,393
Cominar REIT	14,504	156,606
Crombie REIT	7,659	79,998
CT REIT	4,981	56,172
Dream Global REIT	10,471	75,530
Dream Industrial REIT	5,402	33,295
Dream Office REIT	8,887	128,209
Dream Unlimited Corp. Class Aa	8,991	45,843
First Capital Realty Inc.	22,755	341,756
Granite REIT	3,759	131,120
H&R REIT	23,441	405,492
InterRent REIT	6,438	37,026
Killam Apartment REIT	6,068	57,693

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
Mainstreet Equity Corp.[a]	703	$19,298
Milestone Apartments REIT	6,068	98,187
Morguard Corp.	805	110,460
Morguard North American REIT	2,923	32,438
Morguard REIT	4,179	49,917
Northview Apartment Real Estate Investment Trust	3,959	64,803
NorthWest Healthcare Properties REIT	6,216	49,173
OneREIT	6,623	18,226
Plaza Retail REIT	9,361	34,534
Pure Industrial Real Estate Trust	18,981	86,675
RioCan REIT	26,827	527,025
Slate Office REIT	2,146	12,937
Slate Retail REIT[a]	2,886	31,529
Smart REIT	10,820	265,054
Tricon Capital Group Inc.	17,501	143,299

		4,174,135
CHINA — 0.53%
Beijing Properties Holdings Ltd.[a,b]	370,000	17,616
China Merchants Land Ltd.	222,000	36,279
China Oceanwide Holdings Ltd.[a]	814,000	80,651
Gemdale Properties & Investment Corp. Ltd.	814,000	54,466
Goldin Properties Holdings Ltd.[a,b]	240,000	255,395
K Wah International Holdings Ltd.	185,000	122,833
Nam Tai Property Inc.	4,144	28,593
Road King Infrastructure Ltd.	37,000	42,849
Shanghai Zendai Property Ltd.[a,b]	925,000	14,997
Spring REIT	108,000	45,721

		699,400
DENMARK — 0.02%
TK Development A/Sa	11,507	20,026

		20,026
FINLAND — 0.27%
Citycon OYJ	62,245	147,794
Sponda OYJ	33,782	141,636
Technopolis OYJ	20,276	65,709

		355,139
FRANCE — 6.08%
Altarea SCA	401	77,800
Fonciere des Regions	8,286	694,006
Gecina SA	6,747	917,907
ICADE	7,586	557,242

Security	Shares	Value
Klepierre	34,703	$1,353,270
Mercialys SA	9,698	181,363
Nexity SA	6,460	318,415
Unibail-Rodamco SE	16,590	3,887,673

		7,987,676
GERMANY — 5.78%
ADLER Real Estate AGa,b	4,070	60,878
ADO Properties SAc	5,198	186,911
Alstria office REIT AGb	17,478	214,416
Deutsche Euroshop AG	7,558	309,806
Deutsche Wohnen AG Bearer	56,257	1,857,136
DIC Asset AG	7,725	76,839
Grand City Properties SA	17,564	323,769
Hamborner REIT AGb	13,448	137,303
LEG Immobilien AG	10,512	863,920
PATRIZIA Immobilien AGa	6,732	119,524
TAG Immobilien AG	24,266	327,406
TLG Immobilien AG	9,818	191,798
Vib Vermoegen AG	4,524	103,450
Vonovia SE	78,107	2,759,303
WCM Beteiligungs & Grundbesitz-AGa	19,721	64,543

		7,597,002
HONG KONG — 16.58%
Champion REIT	370,000	226,623
Cheung Kong Property Holdings Ltd.	462,500	3,115,470
Chinese Estates Holdings Ltd.[b]	72,500	111,574
Chuang’s Consortium International Ltd.	148,000	29,899
CSI Properties Ltd.	1,118,000	51,070
Emperor International Holdings Ltd.	149,000	46,398
EverChina International Holdings Co. Ltd.[a]	740,000	25,709
Far East Consortium International Ltd./HK	185,000	85,698
Great Eagle Holdings Ltd.	37,000	174,014
Greenland Hong Kong Holdings Ltd.[a]	148,000	39,802
Hang Lung Group Ltd.	148,000	631,307
Hang Lung Properties Ltd.	333,000	865,547
Henderson Land Development Co. Ltd.	205,582	1,273,727
HKR International Ltd.[a]	118,400	63,226
Hongkong Land Holdings Ltd.	199,500	1,534,155

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
Hysan Development Co. Ltd.	111,000	$503,474
Kerry Properties Ltd.	111,000	384,926
Kowloon Development Co. Ltd.	37,000	38,373
Lai Sun Development Co. Ltd.	2,228,000	57,338
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	126,500	53,390
Link REIT	370,000	2,592,357
Man Sang International Ltd.[a]	148,000	9,903
New World Development Co. Ltd.	888,000	1,092,360
Prosperity REIT	222,000	87,983
Regal REIT[b]	148,000	42,277
SEA Holdings Ltd.	44,000	99,873
Sino Land Co. Ltd.	482,000	844,733
Sinolink Worldwide Holdings Ltd.[a]	370,000	40,468
Soundwill Holdings Ltd.	18,500	40,421
SRE Group Ltd.[a]	870,000	21,830
Sun Hung Kai Properties Ltd.	259,000	3,805,932
Sunlight REIT	185,000	109,741
Swire Properties Ltd.	185,000	592,743
Tian An China Investment Co. Ltd.[b]	111,200	89,000
Wang On Group Ltd.	1,480,000	13,331
Wang On Properties Ltd.[a,b]	592,000	119,596
Wharf Holdings Ltd. (The)	185,000	1,587,789
Wheelock & Co. Ltd.	148,000	1,170,250
Yuexiu REIT	185,000	109,026

		21,781,333
IRELAND — 0.31%
Green REIT PLC	118,659	172,600
Hibernia REIT PLC	121,001	161,124
Irish Residential Properties REIT PLC	59,702	79,179

		412,903
ISRAEL — 1.17%
ADO Group Ltd.[a]	2,257	28,666
Africa Israel Properties Ltd.[a]	2,294	46,221
Airport City Ltd.[a]	10,023	128,675
Alony Hetz Properties & Investments Ltd.	16,576	155,784
Alrov Properties and Lodgings Ltd.	1,333	31,429
Amot Investments Ltd.	17,778	85,646
Azrieli Group Ltd.	6,068	321,242
Big Shopping Centers Ltd.	592	41,744
Blue Square Real Estate Ltd.	814	38,116
Gazit-Globe Ltd.	15,903	163,169

Security	Shares	Value
Jerusalem Economy Ltd.[a]	26,196	$61,260
Melisron Ltd.	2,751	152,708
Norstar Holdings Inc.	2,886	60,439
Property & Building Corp. Ltd.	333	30,048
REIT 1 Ltd.	28,355	93,957
Sella Capital Real Estate Ltd.	27,269	48,432
Summit Real Estate Holdings Ltd.[a]	7,844	52,481

		1,540,017
ITALY — 0.10%
Beni Stabili SpA SIIQ	152,958	95,949
Immobiliare Grande Distribuzione SIIQ SpA	45,584	39,979

		135,928
JAPAN — 26.79%
Activia Properties Inc.	115	548,012
Advance Residence Investment Corp.	222	606,650
Aeon Mall Co. Ltd.	18,280	287,414
AEON REIT Investment Corp.	185	205,205
Airport Facilities Co. Ltd.	3,700	18,694
Ardepro Co. Ltd.[b]	22,200	29,087
Comforia Residential REIT Inc.	80	181,567
Daibiru Corp.	11,100	97,423
Daikyo Inc.	37,000	73,382
Daito Trust Construction Co. Ltd.	13,800	1,894,203
Daiwa House Industry Co. Ltd.	111,000	3,183,667
Daiwa House REIT Investment Corp.	237	615,524
Daiwa Office Investment Corp.	37	188,935
Frontier Real Estate Investment Corp.	74	336,032
Fukuoka REIT Corp.	111	181,796
Global One Real Estate Investment Corp.	37	130,494
GLP J-REIT	494	570,563
Goldcrest Co. Ltd.	3,700	66,376
Hankyu REIT Inc.	111	149,919
Health Care & Medical Investment Corp.	37	33,138
Heiwa Real Estate Co. Ltd.	3,400	48,027
Heiwa Real Estate REIT Inc.	185	138,962
Hoshino Resorts REIT Inc.	32	168,572
Hulic Co. Ltd.	85,100	799,602
Hulic Reit Inc.	148	245,183
Ichigo Hotel REIT Investment Corp.	37	37,654

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
Ichigo Office REIT Investment	259	$162,703
Industrial & Infrastructure Fund Investment Corp.	74	332,711
Invesco Office J-Reit Inc.	148	132,288
Invincible Investment Corp.	545	219,115
Japan Excellent Inc.	222	272,345
Japan Hotel REIT Investment Corp.	626	432,015
Japan Logistics Fund Inc.	148	318,234
Japan Prime Realty Investment Corp.	148	572,449
Japan Property Management Center Co. Ltd.	3,700	45,192
Japan Real Estate Investment Corp.	207	1,096,024
Japan Rental Housing Investments Inc.	296	217,026
Japan Retail Fund Investment Corp.	448	878,069
Keihanshin Building Co. Ltd.	7,400	40,709
Kenedix Office Investment Corp.	74	435,646
Kenedix Residential Investment Corp.	74	207,861
Kenedix Retail REIT Corp.	74	166,023
LaSalle Logiport REIT	185	171,170
Leopalace21 Corp.	48,100	248,205
MCUBS MidCity Investment Corp.[b]	37	111,734
Mitsubishi Estate Co. Ltd.	222,000	4,044,333
Mitsui Fudosan Co. Ltd.	168,556	3,591,061
Mitsui Fudosan Logistics Park Inc.	37	109,243
Mori Hills REIT Investment Corp.	259	346,790
MORI TRUST Sogo REIT Inc.	185	285,892
Nippon Accommodations Fund Inc.	74	321,089
Nippon Building Fund Inc.	222	1,213,300
Nippon Prologis REIT Inc.	296	640,984
NIPPON REIT Investment Corp.	74	191,923
Nomura Real Estate Holdings Inc.	22,200	353,431
Nomura Real Estate Master Fund Inc.	704	1,091,728
NTT Urban Development Corp.	18,500	160,379
Orix JREIT Inc.	407	644,304
Premier Investment Corp.	185	209,024
SAMTY Co. Ltd.	3,700	36,791
Samty Residential Investment Corp.	37	27,327
Sekisui House Reit Inc.	148	196,041
Sekisui House SI Residential Investment Corp.	185	204,873
Shinoken Group Co. Ltd.	3,700	69,796
SIA Reit Inc.[b]	34	55,746

Security	Shares	Value
Star Asia Investment Corp.	37	$32,175
Starts Proceed Investment Corp.	37	49,575
Sumitomo Realty & Development Co. Ltd.	78,000	2,020,174
Sun Frontier Fudousan Co. Ltd.	3,700	32,209
Takara Leben Co. Ltd.	14,800	65,878
TOC Co. Ltd.	14,800	121,795
Tokyo Tatemono Co. Ltd.	37,000	487,445
Tokyo Theatres Co. Inc.	37,000	48,479
Tokyu Fudosan Holdings Corp.	84,500	458,027
TOKYU REIT Inc.	185	232,433
Tosei Corp.	3,700	24,306
Tosei Reit Investment Corp.	37	35,595
United Urban Investment Corp.	518	794,921
Unizo Holdings Co. Ltd.	3,700	91,213

		35,183,880
NETHERLANDS — 0.66%
Brack Capital Properties NV	592	55,441
Eurocommercial Properties NV	8,227	295,785
NSI NV	24,050	99,032
VastNed Retail NV	3,207	121,595
Wereldhave NV	6,605	292,006

		863,859
NEW ZEALAND — 0.68%
Argosy Property Ltd.	136,616	92,636
Goodman Property Trust	169,085	142,430
Investore Property Ltd.	38,376	35,679
Kiwi Property Group Ltd.	215,926	215,094
Precinct Properties New Zealand Ltd.	169,374	144,449
Property for Industry Ltd.[b]	79,920	90,227
Stride Property Group	69,693	84,284
Vital Healthcare Property Trust[b]	57,017	81,908

		886,707
NORWAY — 0.24%
Entra ASA[c]	13,235	144,463
Norwegian Property ASA	38,776	45,102
Olav Thon Eiendomsselskap ASA	5,008	93,876
Selvaag Bolig ASA	7,622	32,568

		316,009
SINGAPORE — 7.57%
AIMS AMP Capital Industrial REIT	91,985	91,175
Ascendas Hospitality Trust	148,000	82,616
Ascendas India Trust	122,100	98,306
Ascendas REIT	394,636	711,717

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
Ascott Residence Trust[b]	200,543	$155,721
Cache Logistics Trust	139,700	84,482
Cambridge Industrial Trust	189,140	78,509
CapitaLand Commercial Trust	362,600	400,928
CapitaLand Ltd.	431,700	1,121,499
CapitaLand Mall Trust[b]	453,900	639,936
CapitaLand Retail China Trust	122,160	129,390
CDL Hospitality Trusts	110,400	113,379
City Developments Ltd.	103,300	754,069
Croesus Retail Trust	122,871	78,262
Far East Hospitality Trust	135,700	58,270
First REIT	92,500	86,721
Fortune REIT	222,000	248,523
Frasers Centrepoint Ltd.	58,600	72,762
Frasers Centrepoint Trust	91,900	138,774
Frasers Commercial Trust	95,600	87,575
Frasers Logistics & Industrial Trust[b]	162,800	114,763
Global Logistic Properties Ltd.	490,300	975,477
GuocoLand Ltd.[b]	44,400	58,785
Ho Bee Land Ltd.	25,300	41,101
Keppel DC REIT[b]	126,424	108,573
Keppel REIT	294,800	221,527
Lippo Malls Indonesia Retail Trust	336,700	95,181
Manulife US Real Estate Investment Trust[b]	92,500	77,700
Mapletree Commercial Trust	286,421	313,622
Mapletree Greater China Commercial Trust[b]	306,200	223,520
Mapletree Industrial Trust	198,940	253,427
Mapletree Logistics Trust	258,140	202,292
OUE Commercial REIT	92,500	46,670
OUE Hospitality Trust	188,700	93,182
Parkway Life REIT	62,300	112,357
Perennial Real Estate Holdings Ltd.	70,358	43,052
Sabana Shari’ah Compliant Industrial REIT[b]	157,620	56,966
Sinarmas Land Ltd.	225,700	79,148
Soilbuild Business Space REIT	114,280	55,206
SPH REIT	124,900	87,599
Starhill Global REIT	232,200	125,464
Suntec REIT[b]	420,300	538,422
United Industrial Corp. Ltd.	33,300	73,640
UOL Group Ltd.	95,600	476,871
Wheelock Properties Singapore Ltd.	44,800	59,795
Wing Tai Holdings Ltd.[b]	70,350	94,904

Security	Shares	Value
Yoma Strategic Holdings Ltd.	188,733	$86,445

		9,948,303
SPAIN — 1.40%
Axiare Patrimonio SOCIMI SA	10,212	152,802
Hispania Activos Inmobiliarios SOCIMI SA	18,610	268,111
Inmobiliaria Colonial SA	50,403	377,521
Lar Espana Real Estate SOCIMI SA	16,190	125,022
Merlin Properties SOCIMI SA	78,181	876,321
Realia Business SAa	40,100	40,745

		1,840,522
SWEDEN — 2.42%
Atrium Ljungberg AB Class B	7,922	121,026
Castellum AB	45,699	608,071
Catena AB	2,479	36,651
D. Carnegie & Co. ABa	6,458	75,044
Dios Fastigheter AB	14,537	71,640
Fabege AB	23,614	376,891
Fastighets AB Balder Class Ba	15,281	320,055
Hemfosa Fastigheter AB	26,086	233,738
Hufvudstaden AB Class A	19,581	291,249
Klovern AB Class B	76,212	76,184
Kungsleden AB	24,475	140,765
Kungsleden AB New[a]	5,250	29,989
Magnolia Bostad AB	2,960	27,434
NP3 Fastigheter AB	7,844	41,028
Platzer Fastigheter Holding AB	7,437	36,401
Sagax AB	11,848	113,792
Victoria Park AB Class Bb	21,497	56,823
Wallenstam AB Class B	37,304	301,873
Wihlborgs Fastigheter AB	11,576	220,284

		3,178,938
SWITZERLAND — 2.02%
Allreal Holding AG Registered	2,393	391,123
Hiag Immobilien AG	555	61,158
Intershop Holdings AG	259	128,860
Investis Holding SAa	407	23,584
Mobimo Holding AG Registered	990	256,414
PSP Swiss Property AG Registered	6,827	621,690
Swiss Prime Site AG Registered	12,534	1,103,823
Zug Estates Holding AG Bearer	37	63,358

		2,650,010
UNITED KINGDOM — 8.70%
Assura PLC	275,761	199,481
Big Yellow Group PLC	24,983	228,208

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Security	Shares	Value
British Land Co. PLC (The)	169,708	$1,294,490
Capital & Counties Properties PLC	124,116	451,014
Capital & Regional PLC	77,219	54,073
CLS Holdings PLC	3,034	67,151
Daejan Holdings PLC	1,471	118,366
Derwent London PLC	18,449	648,716
Empiric Student Property PLC	81,815	110,746
F&C Commercial Property Trust Ltd.	136,450	246,893
Grainger PLC	71,743	220,779
Great Portland Estates PLC	57,419	467,774
Hammerson PLC	131,076	935,892
Hansteen Holdings PLC	128,734	192,366
Helical PLC	18,537	72,610
Intu Properties PLC	148,298	517,746
Land Securities Group PLC	131,740	1,744,536
LondonMetric Property PLC	107,500	214,809
McKay Securities PLC	16,613	43,625
Mucklow A & J Group PLC	9,805	60,016
NewRiver REIT PLC	38,776	163,791
Picton Property Income Ltd. (The)	97,532	102,141
Primary Health Properties PLC	105,249	145,428
Raven Russia Ltd.[a]	110,519	76,009
Redefine International PLC/Isle of Man	201,774	92,925
Regional REIT Ltd.[c]	31,683	40,014
Safestore Holdings PLC	34,102	161,616
Schroder REIT Ltd.	93,795	72,424
Segro PLC	166,587	950,304
Shaftesbury PLC	46,981	537,539
ST Modwen Properties PLC	32,671	132,774
Tritax Big Box REIT PLC	187,981	339,898
U & I Group PLC	21,571	45,113
UK Commercial Property Trust Ltd.[b]	109,150	117,378
UNITE Group PLC (The)	39,686	315,865
Urban & Civic PLC	18,722	55,718
Workspace Group PLC	19,335	189,793

		11,428,021

TOTAL COMMON STOCKS
(Cost: $127,625,955)		130,465,958

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.94%

MONEY MARKET FUNDS — 1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	2,502,357	$2,503,358
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	39,506	39,506

		2,542,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,542,038)		2,542,864

TOTAL INVESTMENTS IN SECURITIES — 101.27%
(Cost: $130,167,993)[g]		133,008,822
Other Assets, Less Liabilities — (1.27)%		(1,670,063)

NET ASSETS — 100.00%		$131,338,759

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $137,458,164. Net unrealized depreciation was $4,449,342, of which $12,450,211 represented gross unrealized appreciation on securities and $16,899,553 represented gross unrealized depreciation on securities.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$130,135,607	$330,328	$23	$130,465,958
Money market funds	2,542,864	—	—	2,542,864

Total	$132,678,471	$330,328	$23	$133,008,822

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.84%

AUSTRALIA — 2.01%
Amcor Ltd./Australia	7,164	$82,304
Ansell Ltd.	848	15,571
AP Eagers Ltd.	1,033	7,163
Aristocrat Leisure Ltd.	1,828	25,059
Australian Pharmaceutical Industries Ltd.	921	1,433
Challenger Ltd./Australia	3,867	37,022
Computershare Ltd.	2,506	26,878
Corporate Travel Management Ltd.	441	6,738
CSL Ltd.	1,201	114,825
Greencross Ltd.	883	4,850
Nufarm Ltd./Australia	434	3,211
REA Group Ltd.	188	8,509
Retail Food Group Ltd.	2,374	9,653
Seek Ltd.	2,155	26,172
Sonic Healthcare Ltd.	1,995	33,664
TPG Telecom Ltd.	1,609	8,555

		411,607
BELGIUM — 0.01%
Lotus Bakeries	1	2,483

		2,483
BRAZIL — 0.86%
Ambev SA	22,700	130,411
Ultrapar Participacoes SA	2,000	45,116

		175,527
CANADA — 16.48%
Agrium Inc.	818	77,847
Alimentation Couche-Tard Inc. Class B	405	18,245
Atco Ltd./Canada Class I	392	15,199
Bank of Montreal	3,610	268,872
Bank of Nova Scotia (The)	7,234	422,004
BCE Inc.	2,241	98,939
Boyd Group Income Fund	26	1,653
Brookfield Asset Management Inc. Class A	1,964	71,350
Canadian Imperial Bank of Commerce	2,718	233,699
Canadian National Railway Co.	1,824	134,251
Canadian Tire Corp. Ltd. Class A	238	28,193
Canadian Utilities Ltd. Class A	689	20,128
Canadian Western Bank	536	11,828
CCL Industries Inc. Class B	48	10,443
CI Financial Corp.	2,025	40,131

Security	Shares	Value
Cogeco Communications Inc.	22	$1,172
Constellation Software Inc./Canada	32	15,680
Dollarama Inc.	139	11,487
Dorel Industries Inc. Class B	43	1,023
Emera Inc.	1,280	45,090
Equitable Group Inc.	75	3,901
Finning International Inc.	720	13,410
Fortis Inc./Canada	2,204	72,830
Genworth MI Canada Inc.	380	10,477
Gildan Activewear Inc.	381	10,265
Home Capital Group Inc.[a]	411	8,022
Imperial Oil Ltd.	368	11,181
Intact Financial Corp.	576	40,849
Laurentian Bank of Canada	371	16,293
Magna International Inc. Class A	1,364	58,696
Methanex Corp.	376	17,567
Metro Inc.	801	24,535
National Bank of Canada	2,305	96,511
Ritchie Bros Auctioneers Inc.	392	12,865
Rogers Communications Inc. Class B	2,056	90,648
Royal Bank of Canada	7,899	573,864
ShawCor Ltd.	184	5,371
SNC-Lavalin Group Inc.	329	12,872
Stantec Inc.	81	2,096
Stella-Jones Inc.	208	6,098
Suncor Energy Inc.	6,989	213,970
Thomson Reuters Corp.	1,612	69,513
Toronto-Dominion Bank (The)	9,540	476,481
Transcontinental Inc. Class A	80	1,475

		3,377,024
CHILE — 0.03%
Banco de Chile	45,139	5,427

		5,427
CHINA — 1.55%
Beijing Capital International Airport Co. Ltd. Class H	2,000	2,393
China Everbright International Ltd.	9,000	12,113
China Gas Holdings Ltd.	6,000	9,666
China Overseas Land & Investment Ltd.	20,000	57,132
China Pacific Insurance Group Co. Ltd. Class H	15,800	57,028
China Resources Gas Group Ltd.	4,000	14,154
China State Construction International Holdings Ltd.	6,000	10,732

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
Guangdong Investment Ltd.	16,000	$22,812
Hengan International Group Co. Ltd.	4,500	33,468
Longfor Properties Co. Ltd.	1,500	2,467
Minth Group Ltd.	2,000	8,055
Sinopharm Group Co. Ltd. Class H	3,200	14,844
Tencent Holdings Ltd.	2,400	68,805
Tongda Group Holdings Ltd.	10,000	3,526

		317,195
DENMARK — 2.41%
Coloplast A/S Class B	649	50,826
DSV A/S	163	8,463
GN Store Nord A/S	456	10,684
Novo Nordisk A/S Class B	11,722	403,786
Novozymes A/S Class B	515	20,473

		494,232
FINLAND — 0.82%
Huhtamaki OYJ	460	16,408
Kone OYJ Class B	2,152	94,737
Raisio OYJ Series V	976	3,518
Tieto OYJ	581	15,864
Wartsila OYJ Abp	688	36,903

		167,430
FRANCE — 8.19%
Accor SA	808	33,747
Air Liquide SA	1,360	155,786
Airbus SE	2,076	158,380
Arkema SA	248	24,530
Christian Dior SE	136	31,681
Cie. Plastic Omnium SA	32	1,168
Dassault Systemes SE	72	6,248
Essilor International SA	232	28,263
Eurofins Scientific SE	18	7,852
Hermes International	24	11,400
Imerys SA	88	7,489
Ingenico Group SA	125	11,827
L’Oreal SA	641	123,507
Legrand SA	856	51,746
LVMH Moet Hennessy Louis Vuitton SE	937	206,296
Orpea	72	6,929
Rubis SCA	160	15,722
Safran SA	1,048	78,496
Sanofi	6,919	626,206
SEB SA	40	5,600
Sodexo SA	320	37,734
Stef SA	27	2,332

Security	Shares	Value
Valeo SA	688	$45,939

		1,678,878
GERMANY — 7.95%
BASF SE	4,899	486,875
Bayer AG Registered	3,084	356,402
Bayerische Motoren Werke AG	2,125	194,347
BayWa AG	58	1,918
Bertrandt AG	11	1,072
Brenntag AG	304	17,086
Continental AG	354	77,807
Duerr AG	96	8,592
Fresenius Medical Care AG & Co. KGaA	368	31,114
Fresenius SE & Co. KGaA	399	32,147
Gerresheimer AG	72	5,717
GRENKE AG	16	2,830
HeidelbergCement AG	271	25,437
Henkel AG & Co. KGaA	264	29,408
Krones AG	16	1,799
Linde AG	672	112,195
Merck KGaA	200	22,846
Rational AG	1	467
SAP SE	2,080	204,624
Symrise AG	232	15,469

		1,628,152
HONG KONG — 3.34%
AIA Group Ltd.	26,600	167,715
Cheung Kong Infrastructure Holdings Ltd.	4,000	31,397
Citic Telecom International Holdings Ltd.	8,000	2,429
CLP Holdings Ltd.	9,500	99,321
Hang Seng Bank Ltd.	3,500	70,977
Henderson Land Development Co. Ltd.	2,000	12,392
Hong Kong & China Gas Co. Ltd.	32,800	65,587
Hysan Development Co. Ltd.	2,000	9,072
Jardine Strategic Holdings Ltd.	900	37,800
Johnson Electric Holdings Ltd.	500	1,493
MTR Corp. Ltd.	8,000	44,933
New World Development Co. Ltd.	48,000	59,047
Techtronic Industries Co. Ltd.	1,500	6,070
Wharf Holdings Ltd. (The)	8,000	68,661
Wheelock & Co. Ltd.	1,000	7,907

		684,801

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
HUNGARY — 0.06%
OTP Bank PLC	432	$12,108

		12,108
INDIA — 2.06%
Axis Bank Ltd.[b]	1,246	47,286
Infosys Ltd. ADR	12,533	198,021
Larsen & Toubro Ltd. GDR[b]	2,491	60,282
Reliance Industries Ltd. GDR[c]	2,915	117,475

		423,064
INDONESIA — 0.23%
Bank Rakyat Indonesia Persero Tbk PT	48,000	46,738
Indofood CBP Sukses Makmur Tbk PT	1,900	1,162

		47,900
IRELAND — 0.32%
C&C Group PLC	995	3,869
Glanbia PLC	91	1,762
Kerry Group PLC Class A	205	16,159
Kingspan Group PLC	51	1,631
Paddy Power Betfair PLC	182	19,563
Smurfit Kappa Group PLC	824	21,830

		64,814
ITALY — 0.10%
Luxottica Group SpA	368	20,369

		20,369
JAPAN — 12.69%
ABC-Mart Inc.	200	11,684
Aeon Delight Co. Ltd.	100	3,137
AEON Financial Service Co. Ltd.	700	13,173
Aica Kogyo Co. Ltd.	100	2,631
Alfresa Holdings Corp.	500	8,656
Asahi Group Holdings Ltd.	1,300	49,093
Bandai Namco Holdings Inc.	500	14,942
Bridgestone Corp.	3,300	133,356
Calbee Inc.	300	10,217
Central Japan Railway Co.	300	48,838
Denso Corp.	2,400	105,473
East Japan Railway Co.	700	60,897
Financial Products Group Co. Ltd.	200	1,772
Fuji Electric Co. Ltd.	1,000	5,932
Fujitec Co. Ltd.	200	2,193
Hakuhodo DY Holdings Inc.	500	5,923
Hiroshima Bank Ltd. (The)	1,000	4,245
HIS Co. Ltd.[a]	400	9,333
Hitachi Capital Corp.	800	19,327

Security	Shares	Value
HORIBA Ltd.	100	$5,358
Isuzu Motors Ltd.	2,000	26,429
Itochu Techno-Solutions Corp.	200	5,869
J Front Retailing Co. Ltd.	1,100	16,288
Japan Tobacco Inc.	6,100	198,060
JSR Corp.	1,600	26,951
Kakaku.com Inc.	400	5,438
Kaken Pharmaceutical Co. Ltd.	100	5,645
Kansai Paint Co. Ltd.	400	8,482
Kao Corp.	1,400	76,690
KDDI Corp.	7,800	204,537
Keihin Corp.	100	1,639
Kewpie Corp.	300	8,494
Kobayashi Pharmaceutical Co. Ltd.	100	4,837
Koei Tecmo Holdings Co. Ltd.	200	3,793
Kurita Water Industries Ltd.	200	4,834
Lawson Inc.	300	20,327
Miraca Holdings Inc.	100	4,595
MISUMI Group Inc.	200	3,611
Mitsubishi Chemical Holdings Corp.	5,800	44,836
Mitsubishi Heavy Industries Ltd.	17,000	68,134
MonotaRO Co. Ltd.	200	6,174
Nagoya Railroad Co. Ltd.	1,000	4,496
Nihon Kohden Corp.	100	2,234
Nikkon Holdings Co. Ltd.	100	2,131
Nippon Paint Holdings Co. Ltd.	300	10,433
Nippon Telegraph & Telephone Corp.	3,000	127,937
Nissan Motor Co. Ltd.	15,700	151,251
NTT DOCOMO Inc.	6,100	141,921
Obic Co. Ltd.	100	4,756
Otsuka Holdings Co. Ltd.	1,500	67,603
PALTAC Corp.	200	5,564
Relo Group Inc.	1,000	16,566
Sanwa Holdings Corp.	500	4,676
Sawai Pharmaceutical Co. Ltd.	100	5,403
SCSK Corp.	100	3,967
Sekisui Chemical Co. Ltd.	2,400	40,298
Sekisui House Ltd.	3,900	64,084
Senko Co. Ltd.	500	3,217
Seven & I Holdings Co. Ltd.	2,800	109,608
Seven Bank Ltd.	4,600	15,027
Shizuoka Bank Ltd. (The)	2,000	16,261
Sohgo Security Services Co. Ltd.	200	7,458
Sony Financial Holdings Inc.	800	12,844
Stanley Electric Co. Ltd.	100	2,849

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
Sugi Holdings Co. Ltd.	100	$4,586
Sumitomo Electric Industries Ltd.	2,900	48,043
Sumitomo Mitsui Trust Holdings Inc.	2,000	69,281
Sumitomo Rubber Industries Ltd.	900	15,322
Suzuki Motor Corp.	800	33,183
Sysmex Corp.	300	18,173
T-Gaia Corp.	300	5,156
Tadano Ltd.	300	3,497
Temp Holdings Co. Ltd.	300	5,584
Terumo Corp.	800	27,748
Tokai Rika Co. Ltd.	300	6,039
Tokio Marine Holdings Inc.	3,200	134,858
Tokyo Century Corp.	200	6,803
Tokyo Ohka Kogyo Co. Ltd.	100	3,316
Tokyo Seimitsu Co. Ltd.	100	3,145
TOTO Ltd.	300	11,321
TS Tech Co. Ltd.	100	2,685
Unicharm Corp.	800	19,151
USS Co. Ltd.	1,300	21,653
Valor Holdings Co. Ltd.	100	2,358
West Japan Railway Co.	800	51,986
Yakult Honsha Co. Ltd.	300	16,638
Yokogawa Electric Corp.	500	7,861

		2,600,814
MALAYSIA — 0.25%
Public Bank Bhd	11,200	50,363

		50,363
MEXICO — 0.77%
Alfa SAB de CV	11,200	16,294
America Movil SAB de CV	114,200	80,522
Grupo Financiero Banorte SAB de CV	10,100	57,734
Grupo Financiero Inbursa SAB de CV Series O	1,600	2,636

		157,186
NETHERLANDS — 3.38%
Aalberts Industries NV	60	2,246
ASML Holding NV	628	83,557
Gemalto NV	108	6,051
Koninklijke Ahold Delhaize NV	5,401	115,879
RELX NV	4,643	86,208
Unilever NV CVA	8,018	399,368

		693,309
NORWAY — 0.06%
Tomra Systems ASA	1,116	12,214

		12,214

Security	Shares	Value
PHILIPPINES — 0.15%
Ayala Land Inc.	36,900	$24,306
SM Investments Corp.	415	5,765

		30,071
RUSSIA — 0.14%
Novatek PJSC GDR[b]	224	27,888

		27,888
SINGAPORE — 0.21%
ComfortDelGro Corp. Ltd.	23,900	43,787

		43,787
SOUTH AFRICA — 1.81%
AVI Ltd.	2,011	14,848
Capitec Bank Holdings Ltd.	155	8,801
Discovery Ltd.	840	8,063
Famous Brands Ltd.	116	1,348
FirstRand Ltd.	24,164	83,546
Foschini Group Ltd. (The)	1,059	12,201
Investec Ltd.	2,401	16,377
Life Healthcare Group Holdings Ltd.	5,032	10,879
Mr. Price Group Ltd.	1,689	20,141
Naspers Ltd. Class N	193	33,321
Nedbank Group Ltd.	1,524	27,448
PSG Group Ltd.	208	3,832
Rand Merchant Investment Holdings Ltd.	1,833	5,646
Remgro Ltd.	1,579	24,269
RMB Holdings Ltd.	5,060	22,102
Sanlam Ltd.	9,563	48,048
Shoprite Holdings Ltd.	1,201	17,341
SPAR Group Ltd. (The)	901	11,709

		369,920
SOUTH KOREA — 0.07%
SK Holdings Co. Ltd.	64	13,935

		13,935
SPAIN — 0.86%
Amadeus IT Holding SA Class A	1,246	63,381
Industria de Diseno Textil SA	3,216	113,647

		177,028
SWEDEN — 2.01%
AAK AB	56	3,701
AF AB Class B	96	1,991
Alfa Laval AB	1,128	21,364
Assa Abloy AB	2,205	45,516
Atrium Ljungberg AB Class B	505	7,715

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
Castellum AB	1,809	$24,071
Hexagon AB Class B	522	21,048
Hexpol AB	618	6,361
Hufvudstaden AB Class A	500	7,437
Intrum Justitia AB	245	9,179
JM AB	312	9,886
Loomis AB Class B	256	8,132
Modern Times Group MTG AB Class B	308	10,342
Svenska Cellulosa AB SCA Class B	2,472	80,016
Svenska Handelsbanken AB Class A	9,160	126,089
Trelleborg AB Class B	760	16,335
Wihlborgs Fastigheter AB	720	13,701

		412,884
SWITZERLAND — 12.89%
ABB Ltd. Registered	10,064	235,576
Cie. Financiere Richemont SA Class A Registered	1,945	153,898
Galenica AG Registered	8	8,440
Geberit AG Registered	104	44,865
Givaudan SA Registered	37	66,685
Nestle SA Registered	8,312	638,171
Novartis AG Registered	8,032	596,612
Partners Group Holding AG	80	43,039
Roche Holding AG	2,301	588,037
Roche Holding AG Bearer	120	30,541
Swiss Re AG	2,614	234,906

		2,640,770
TAIWAN — 0.12%
Eclat Textile Co. Ltd.	1,000	10,019
Phison Electronics Corp.	1,000	8,981
Vanguard International Semiconductor Corp.	3,000	5,715

		24,715
THAILAND — 0.12%
Airports of Thailand PCL NVDR	14,400	16,448
Thai Union Group PCL NVDR	5,800	3,612
Thanachart Capital PCL NVDR	2,700	3,791

		23,851
TURKEY — 0.07%
BIM Birlesik Magazalar AS	979	15,028

		15,028
UNITED ARAB EMIRATES — 0.15%
National Bank of Abu Dhabi PJSC	11,265	31,437

		31,437

Security	Shares	Value
UNITED KINGDOM — 16.67%
Ashtead Group PLC	1,199	$24,783
Associated British Foods PLC	762	24,831
AVEVA Group PLC	176	4,292
BAE Systems PLC	18,840	151,363
Bellway PLC	672	22,713
Berendsen PLC	592	5,426
Bodycote PLC	491	4,890
Bovis Homes Group PLC	841	8,897
British American Tobacco PLC	9,591	635,633
BT Group PLC	60,106	239,158
Bunzl PLC	792	22,976
Burberry Group PLC	1,872	40,356
Close Brothers Group PLC	1,032	19,847
Compass Group PLC	5,624	105,910
Cranswick PLC	272	8,704
Croda International PLC	339	15,108
Daily Mail & General Trust PLC Class A NVS	1,232	11,092
Dairy Crest Group PLC	1,469	10,167
Dechra Pharmaceuticals PLC	83	1,737
Diageo PLC	11,092	316,721
Domino’s Pizza Group PLC	1,546	5,970
DS Smith PLC	3,811	20,687
Essentra PLC	1,690	11,095
Experian PLC	2,880	58,629
GKN PLC	5,985	27,189
Halma PLC	629	8,054
Henderson Group PLC	8,614	25,108
Hikma Pharmaceuticals PLC	266	6,589
Hill & Smith Holdings PLC	160	2,545
Howden Joinery Group PLC	2,104	11,410
Inchcape PLC	1,916	20,161
InterContinental Hotels Group PLC	600	29,321
Intertek Group PLC	362	17,808
IWG PLC	2,905	11,588
James Fisher & Sons PLC	99	1,977
Jardine Lloyd Thompson Group PLC	944	13,362
John Wood Group PLC	1,576	14,987
Kingfisher PLC	8,850	36,088
Meggitt PLC	3,920	21,828
Micro Focus International PLC	553	15,752
Moneysupermarket.com Group PLC	2,056	8,489
National Grid PLC	27,973	354,511
Paragon Group of Companies PLC (The)	1,824	9,529

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Security	Shares	Value
Provident Financial PLC	906	$33,953
Prudential PLC	9,376	197,670
PZ Cussons PLC	1,317	5,288
QinetiQ Group PLC	4,873	17,001
RELX PLC	3,904	76,351
Renishaw PLC	112	4,360
Rentokil Initial PLC	2,433	7,505
Rightmove PLC	99	4,937
Schroders PLC	515	19,513
Schroders PLC	236	6,501
Senior PLC	1,992	5,134
Shire PLC	507	29,550
SIG PLC	3,464	4,821
Sky PLC	7,520	91,777
Smiths Group PLC	1,976	40,004
Spectris PLC	504	15,743
Spirax-Sarco Engineering PLC	200	11,927
St. James’s Place PLC	2,300	30,544
Standard Life PLC	15,934	70,673
Synthomer PLC	643	3,825
Ted Baker PLC	120	4,141
Telecom Plus PLC	520	7,783
Travis Perkins PLC	1,153	21,828
Ultra Electronics Holdings PLC	553	14,328
UNITE Group PLC (The)	4,306	34,272
Victrex PLC	352	8,363
WH Smith PLC	720	15,963
Whitbread PLC	683	33,804
William Hill PLC	5,325	19,363
Wolseley PLC	752	47,205
WPP PLC	5,720	125,313

		3,416,721

TOTAL COMMON STOCKS
(Cost: $18,985,309)		20,252,932

PREFERRED STOCKS — 0.56%

BRAZIL — 0.07%
Lojas Americanas SA, Preference Shares	2,800	14,428

		14,428
COLOMBIA — 0.11%
Bancolombia SA, Preference Shares	2,184	21,660

		21,660

Security	Shares	Value
GERMANY — 0.38%
Bayerische Motoren Werke AG, Preference Shares	46	$3,632
Fuchs Petrolub SE, Preference Shares	248	12,130
Henkel AG & Co. KGaA, Preference Shares	392	50,353
Sartorius AG, Preference Shares	128	11,260

		77,375

TOTAL PREFERRED STOCKS
(Cost: $107,258)		113,463

RIGHTS — 0.00%

SOUTH AFRICA — 0.00%
Life Healthcare Group Holdings Ltd. (Expires 04/13/17)[d]	1,721	577

		577

TOTAL RIGHTS
(Cost: $0)		577

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	10,958	10,963
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	5,864	5,864

		16,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,825)		16,827

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $19,109,392)[h]	$20,383,799
Other Assets, Less Liabilities — 0.52%	106,582

NET ASSETS — 100.00%	$20,490,381

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $19,120,455. Net unrealized appreciation was $1,263,344, of which $1,491,334 represented gross unrealized appreciation on securities and $227,990 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$20,252,932	$—	$—	$20,252,932
Preferred stocks	113,463	—	—	113,463
Rights	577	—	—	577
Money market funds	16,827	—	—	16,827

Total	$20,383,799	$—	$—	$20,383,799

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® LATIN AMERICA 40 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 70.80%

BRAZIL — 29.15%
Ambev SA ADR	11,346,053	$65,353,265
Banco do Brasil SA	2,882,400	30,658,325
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	5,230,500	31,778,877
BRF SA ADR	1,566,472	19,189,282
CCR SA	2,552,900	14,513,566
Cielo SA	2,393,997	21,346,495
CPFL Energia SA ADR	839,755	13,763,584
Embraer SA ADR	429,598	9,485,524
Itausa-Investimentos Itau SAa	171,017	511,712
Kroton Educacional SA	3,656,600	15,294,618
Petroleo Brasileiro SA ADR[a,b]	3,838,724	37,197,236
Ultrapar Participacoes SA	1,092,900	24,653,458
Vale SA ADR[b]	3,318,933	31,529,864

		315,275,806
CHILE — 10.54%
Banco de Chile	60,545,306	7,279,830
Banco Santander Chile ADR	400,126	10,035,160
Cencosud SA	3,003,579	9,198,930
Empresas CMPC SA	3,222,145	7,836,065
Empresas COPEC SA	1,309,065	14,180,343
Enel Americas SA ADR	1,472,528	15,299,566
Enel Generacion Chile SA ADR	281,962	6,270,835
LATAM Airlines Group SA ADR[b]	986,446	12,498,271
SACI Falabella	2,763,544	23,164,593
Sociedad Quimica y Minera de Chile SA ADR	238,849	8,209,240

		113,972,833
COLOMBIA — 1.62%
Bancolombia SA ADR	291,390	11,617,719
Ecopetrol SA ADR[a,b]	636,091	5,928,368

		17,546,087
MEXICO — 25.31%
Alfa SAB de CV	8,832,500	12,849,558
America Movil SAB de CV	62,138,500	43,813,991
Cemex SAB de CV CPO[a]	36,123,018	32,509,307
Fibra Uno Administracion SA de CV	6,872,400	11,705,683
Fomento Economico Mexicano SAB de CV	5,573,900	49,138,950
Grupo Financiero Banorte SAB de CV	6,295,400	35,985,843

Security	Shares	Value
Grupo Mexico SAB de CV Series B	8,835,700	$26,402,742
Grupo Televisa SAB	6,306,700	32,467,493
Wal-Mart de Mexico SAB de CV	12,607,400	28,890,891

		273,764,458
PERU — 4.18%
Credicorp Ltd.	180,052	29,402,492
Southern Copper Corp.[b]	438,852	15,750,398

		45,152,890

TOTAL COMMON STOCKS
(Cost: $793,479,549)		765,712,074

PREFERRED STOCKS — 29.00%

BRAZIL — 29.00%
Banco Bradesco SA ADR, Preference Shares	7,170,469	73,425,603
Cia. Energetica de Minas Gerais ADR, Preference Shares	2,162,238	7,113,763
Gerdau SA ADR, Preference Shares	2,306,349	7,956,904
Itau Unibanco Holding SA ADR, Preference Shares	8,332,169	100,569,280
Itausa-Investimentos Itau SA, Preference Shares	10,140,907	30,343,349
Petroleo Brasileiro SA ADR, Preference Shares[a]	5,274,720	48,632,918
Vale SA ADR, Preference Shares[b]	5,075,751	45,580,244

		313,622,061

TOTAL PREFERRED STOCKS
(Cost: $442,068,913)		313,622,061

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	24,183,986	24,193,659
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	1,691,512	1,691,512

		25,885,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,875,498)		25,885,171

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® LATIN AMERICA 40 ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $1,261,423,960)[f]	$1,105,219,306
Other Assets, Less Liabilities — (2.19)%	(23,728,600)

NET ASSETS — 100.00%	$1,081,490,706

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,332,950,910. Net unrealized depreciation was $227,731,604, of which $81,924,464 represented gross unrealized appreciation on securities and $309,656,068 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$765,200,362	$511,712	$—	$765,712,074
Preferred stocks	313,622,061	—	—	313,622,061
Money market funds	25,885,171	—	—	25,885,171

Total	$1,104,707,594	$511,712	$—	$1,105,219,306

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$260,656,030	$39,455,906	$2,798,548,566
Affiliated (Note 2)	9,351,677	2,070,152	20,574,777

Total cost of investments	$270,007,707	$41,526,058	$2,819,123,343

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$344,689,084	$46,813,384	$2,449,254,559
Affiliated (Note 2)	9,352,764	2,070,790	20,578,184

Total fair value of investments	354,041,848	48,884,174	2,469,832,743
Foreign currency, at value[b]	519,899	29,432	6,987,325
Receivables:
Investment securities sold	—	3,684,313	—
Due from custodian (Note 4)	—	—	62,284
Dividends and interest	1,611,200	330,117	7,398,576
Tax reclaims	—	—	7,482,497
Foreign withholding tax claims (Note 8)	—	—	983,841

Total Assets	356,172,947	52,928,036	2,492,747,266

LIABILITIES
Payables:
Investment securities purchased	—	3,620,266	532,778
Collateral for securities on loan (Note 1)	9,261,361	2,043,395	19,656,427
Professional fees (Note 8)	—	—	9,838
Investment advisory fees (Note 2)	145,675	29,430	1,212,805

Total Liabilities	9,407,036	5,693,091	21,411,848

NET ASSETS	$346,765,911	$47,234,945	$2,471,335,418

Net assets consist of:
Paid-in capital	$299,212,604	$66,667,628	$3,110,665,305
Undistributed (distributions in excess of) net investment income	(1,062,407)	102,712	15,684,413
Accumulated net realized loss	(35,521,177)	(26,893,494)	(305,260,620)
Net unrealized appreciation (depreciation)	84,136,891	7,358,099	(349,753,680)

NET ASSETS	$346,765,911	$47,234,945	$2,471,335,418

Shares outstanding[c]	6,600,000	1,500,000	59,100,000

Net asset value per share	$52.54	$31.49	$41.82

[a]	Securities on loan with values of $8,814,971, $1,943,566 and $18,235,451, respectively. See Note 1.
[b]	Cost of foreign currency: $520,254, $29,569 and $7,050,582, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares International Developed Property ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments, at cost:
Unaffiliated	$127,625,955	$19,092,567	$1,235,548,462
Affiliated (Note 2)	2,542,038	16,825	25,875,498

Total cost of investments	$130,167,993	$19,109,392	$1,261,423,960

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$130,465,958	$20,366,972	$1,079,334,135
Affiliated (Note 2)	2,542,864	16,827	25,885,171

Total fair value of investments	133,008,822	20,383,799	1,105,219,306
Foreign currency, at value[b]	323,163	40,516	761,147
Receivables:
Investment securities sold	—	—	3,015,675
Due from custodian (Note 4)	—	—	485,555
Dividends and interest	532,388	69,378	1,136,347
Tax reclaims	32,248	11,303	—

Total Assets	133,896,621	20,504,996	1,110,618,030

LIABILITIES
Payables:
Investment securities purchased	974	—	4,513,503
Collateral for securities on loan (Note 1)	2,502,155	10,957	24,165,329
Foreign taxes (Note 1)	1,505	—	—
Investment advisory fees (Note 2)	53,228	3,658	448,492

Total Liabilities	2,557,862	14,615	29,127,324

NET ASSETS	$131,338,759	$20,490,381	$1,081,490,706

Net assets consist of:
Paid-in capital	$167,160,262	$19,306,723	$1,879,272,638
Undistributed (distributions in excess of) net investment income	(4,282,588)	8,001	2,407,006
Accumulated net realized loss	(34,373,156)	(98,502)	(643,978,449)
Net unrealized appreciation (depreciation)	2,834,241	1,274,159	(156,210,489)

NET ASSETS	$131,338,759	$20,490,381	$1,081,490,706

Shares outstanding[c]	3,700,000	400,000	34,250,000

Net asset value per share	$35.50	$51.23	$31.58

[a]	Securities on loan with values of $2,355,802, $13,031 and $23,279,912, respectively. See Note 1.
[b]	Cost of foreign currency: $323,738, $40,818 and $761,064, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,051,991	$1,687,119	$89,766,740
Dividends — affiliated (Note 2)	732	191	4,378
Interest — unaffiliated	4	—	—
Miscellaneous income	—	—	1,318
Securities lending income — affiliated — net (Note 2)	35,922	18,607	292,749
Foreign withholding tax claims (Note 8)	—	—	985,140

	9,088,649	1,705,917	91,050,325
Less: Other foreign taxes (Note 1)	(44,764)	—	—

Total investment income	9,043,885	1,705,917	91,050,325

EXPENSES
Investment advisory fees (Note 2)	1,674,474	338,180	14,500,097
Professional fees (Note 8)	—	—	11,299

Total expenses	1,674,474	338,180	14,511,396

Net investment income	7,369,411	1,367,737	76,538,929

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,843,426)	(3,012,351)	(60,002,123)
Investments — affiliated (Note 2)	(48)	185	315
In-kind redemptions — unaffiliated	5,986,398	366,216	35,145,129
Foreign currency transactions	14,658	2,680	(315,432)
Realized gain distributions from affiliated funds	2	1	14

Net realized gain (loss)	3,157,584	(2,643,269)	(25,172,097)

Net change in unrealized appreciation/depreciation on:
Investments	60,062,892	5,283,837	166,909,741
Translation of assets and liabilities in foreign currencies	76,272	(1,655)	(516,727)

Net change in unrealized appreciation/depreciation	60,139,164	5,282,182	166,393,014

Net realized and unrealized gain	63,296,748	2,638,913	141,220,917

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,666,159	$4,006,650	$217,759,846

[a]	Net of foreign withholding tax of $1,004,957, $182,187 and $8,569,145, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares International Developed Property ETF	iShares International Dividend Growth ETF[a]	iShares Latin America 40 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$4,926,175	$243,397	$20,966,416
Dividends — affiliated (Note 2)	248	25	3,313
Securities lending income — affiliated — net (Note 2)	71,588	612	565,087

	4,998,011	244,034	21,534,816
Less: Other foreign taxes (Note 1)	—	(89)	—

Total investment income	4,998,011	243,945	21,534,816

EXPENSES
Investment advisory fees (Note 2)	688,827	19,334	4,458,549

Total expenses	688,827	19,334	4,458,549

Net investment income	4,309,184	224,611	17,076,267

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[c]	(2,153,378)	(98,506)	(64,202,725)
Investments — affiliated (Note 2)	377	4	18,657
In-kind redemptions — unaffiliate[d]	2,745,158	—	41,383,334
Foreign currency transactions	(5,076)	(682)	(641,029)
Realized gain distributions from affiliated funds	6	—	29

Net realized gain (loss)	587,087	(99,184)	(23,441,734)

Net change in unrealized appreciation/depreciation on:
Investments[d]	(4,080,352)	1,274,407	198,942,076
Translation of assets and liabilities in foreign currencies	(7,837)	(248)	(17,626)

Net change in unrealized appreciation/depreciation	(4,088,189)	1,274,159	198,924,450

Net realized and unrealized gain (loss)	(3,501,102)	1,174,975	175,482,716

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$808,082	$1,399,586	$192,558,983

[a]	For the period from May 17, 2016 (commencement of operations) to March 31, 2017.
[b]	Net of foreign withholding tax of $420,918, $26,002 and $2,539,904, respectively.
[c]	Net of foreign capital gains taxes of $1,475, $ — and $ —, respectively.
[d]	Net of deferred foreign capital gains taxes of $5,301, $ — and $ —, respectively.

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,369,411	$8,402,156	$1,367,737	$1,304,488
Net realized gain (loss)	3,157,584	(10,059,089)	(2,643,269)	(1,560,780)
Net change in unrealized appreciation/depreciation	60,139,164	(47,137,958)	5,282,182	(5,153,868)

Net increase (decrease) in net assets resulting from operations	70,666,159	(48,794,891)	4,006,650	(5,410,160)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,589,400)	(9,558,410)	(1,328,103)	(1,203,674)

Total distributions to shareholders	(7,589,400)	(9,558,410)	(1,328,103)	(1,203,674)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,729,563	32,129,881	235	1,425,079
Cost of shares redeemed	(44,096,742)	(56,502,215)	(2,904,227)	(27,886,797)

Net decrease in net assets from capital share transactions	(21,367,179)	(24,372,334)	(2,903,992)	(26,461,718)

INCREASE (DECREASE) IN NET ASSETS	41,709,580	(82,725,635)	(225,445)	(33,075,552)

NET ASSETS
Beginning of year	305,056,331	387,781,966	47,460,390	80,535,942

End of year	$346,765,911	$305,056,331	$47,234,945	$47,460,390

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,062,407)	$(869,727)	$102,712	$60,397

SHARES ISSUED AND REDEEMED
Shares sold	500,000	600,000	—	50,000
Shares redeemed	(900,000)	(1,400,000)	(100,000)	(900,000)

Net decrease in shares outstanding	(400,000)	(800,000)	(100,000)	(850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Europe ETF		iShares International Developed Property ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,538,929	$72,742,400	$4,309,184	$4,034,129
Net realized gain (loss)	(25,172,097)	(26,758,417)	587,087	1,968,022
Net change in unrealized appreciation/depreciation	166,393,014	(307,946,842)	(4,088,189)	(7,821,786)

Net increase (decrease) in net assets resulting from operations	217,759,846	(261,962,859)	808,082	(1,819,635)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,466,390)	(73,738,247)	(7,211,093)	(4,962,678)
Return of Capital	—	—	(119,651)	—

Total distributions to shareholders	(76,466,390)	(73,738,247)	(7,330,744)	(4,962,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,426,448	466,786,768	15,280,844	—
Cost of shares redeemed	(492,538,365)	(132,152,949)	(24,385,129)	(14,072,029)

Net increase (decrease) in net assets from capital share transactions	(379,111,917)	334,633,819	(9,104,285)	(14,072,029)

DECREASE IN NET ASSETS	(237,818,461)	(1,067,287)	(15,626,947)	(20,854,342)

NET ASSETS
Beginning of year	2,709,153,879	2,710,221,166	146,965,706	167,820,048

End of year	$2,471,335,418	$2,709,153,879	$131,338,759	$146,965,706

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$15,684,413	$15,602,409	$(4,282,588)	$(3,089,643)

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	11,000,000	400,000	—
Shares redeemed	(12,600,000)	(3,300,000)	(700,000)	(400,000)

Net increase (decrease) in shares outstanding	(9,800,000)	7,700,000	(300,000)	(400,000)

See notes to financial statements.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF
	Period from May 17, 2016[a] to March 31, 2017	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$224,611	$17,076,267	$13,356,301
Net realized loss	(99,184)	(23,441,734)	(171,059,186)
Net change in unrealized appreciation/depreciation	1,274,159	198,924,450	82,169,619

Net increase (decrease) in net assets resulting from operations	1,399,586	192,558,983	(75,533,266)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(215,928)	(14,610,452)	(16,792,578)

Total distributions to shareholders	(215,928)	(14,610,452)	(16,792,578)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,306,723	468,070,764	249,153,158
Cost of shares redeemed	—	(239,466,430)	(127,983,528)

Net increase in net assets from capital share transactions	19,306,723	228,604,334	121,169,630

INCREASE IN NET ASSETS	20,490,381	406,552,865	28,843,786

NET ASSETS
Beginning of period	—	674,937,841	646,094,055

End of period	$20,490,381	$1,081,490,706	$674,937,841

Undistributed net investment income included in net assets at end of period	$8,001	$2,407,006	$1,926,709

SHARES ISSUED
Shares sold	400,000	16,250,000	10,000,000
Shares redeemed	—	(8,750,000)	(5,250,000)

Net increase in shares outstanding	400,000	7,500,000	4,750,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$43.58	$49.72	$45.98	$46.41	$44.67

Income from investment operations:
Net investment income[a]	1.04	1.06	1.09	0.93	0.86
Net realized and unrealized gain (loss)[b]	8.98	(5.98)	3.71	(0.37)	1.78

Total from investment operations	10.02	(4.92)	4.80	0.56	2.64

Less distributions from:
Net investment income	(1.06)	(1.22)	(1.06)	(0.99)	(0.90)

Total distributions	(1.06)	(1.22)	(1.06)	(0.99)	(0.90)

Net asset value, end of year	$52.54	$43.58	$49.72	$45.98	$46.41

Total return	23.38%	(9.93)%	10.58%	1.63%[c]	5.72%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$346,766	$305,056	$387,782	$262,077	$245,962
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.20%	2.32%	2.27%	2.04%	1.94%
Portfolio turnover rate[d]	12%	10%	12%	9%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 1.35% and 6.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 9%, 7%, 12%, 9% and 11%, respectively. See Note 4.

See notes to financial statements.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$29.66	$32.87	$33.48	$35.65	$33.16

Income from investment operations:
Net investment income[a]	0.90	0.67	0.92	0.85	0.98
Net realized and unrealized gain (loss)[b]	1.82	(3.32)	(0.53)	(2.04)	2.55

Total from investment operations	2.72	(2.65)	0.39	(1.19)	3.53

Less distributions from:
Net investment income	(0.89)	(0.56)	(1.00)	(0.98)	(1.04)

Total distributions	(0.89)	(0.56)	(1.00)	(0.98)	(1.04)

Net asset value, end of year	$31.49	$29.66	$32.87	$33.48	$35.65

Total return	9.46%	(8.11)%	1.18%	(3.01)%[c]	10.86%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$47,235	$47,460	$80,536	$108,806	$140,834
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to waived fees	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.03%	2.19%	2.66%	2.53%	2.95%
Portfolio turnover rate[d]	24%	12%	14%	26%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were (3.12)% and 11.02%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transaction, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 24%, 10%, 14%, 25% and 18%, respectively. See note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$39.32	$44.28	$48.19	$39.72	$37.27

Income from investment operations:
Net investment income[a]	1.24 [b]	1.09	1.27	1.77 [c]	1.11
Net realized and unrealized gain (loss)[d]	2.46	(4.92)	(3.57)	7.81	2.53

Total from investment operations	3.70	(3.83)	(2.30)	9.58	3.64

Less distributions from:
Net investment income	(1.20)	(1.13)	(1.61)	(1.11)	(1.19)

Total distributions	(1.20)	(1.13)	(1.61)	(1.11)	(1.19)

Net asset value, end of year	$41.82	$39.32	$44.28	$48.19	$39.72

Total return	9.65%[b]	(8.94)%	(4.99)%	24.75%	10.29%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,471,335	$2,709,154	$2,710,221	$3,252,807	$1,251,078
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)	0.60%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.17%[b]	2.61%	2.76%	3.97%[c]	3.00%
Portfolio turnover rate[e]	5%	3%	4%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of professional fees (See Note 8), which resulted in the following increases:
•	Net investment income per share by $0.02
•	Total return by 0.05%
•	Ratio of net investment income to average net assets by 0.04%
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$36.74	$38.14	$36.37	$37.82	$31.45

Income from investment operations:
Net investment income[a]	1.09	0.95	1.51	1.05	1.09
Net realized and unrealized gain (loss)[b]	(0.43)	(1.17)	1.66	(0.93)	7.28

Total from investment operations	0.66	(0.22)	3.17	0.12	8.37

Less distributions from:
Net investment income	(1.87)	(1.18)	(1.40)	(1.53)	(2.00)
Return of capital	(0.03)	—	—	(0.04)	—

Total distributions	(1.90)	(1.18)	(1.40)	(1.57)	(2.00)

Net asset value, end of year	$35.50	$36.74	$38.14	$36.37	$37.82

Total return	1.97%	(0.47)%	8.80%	0.26%[c]	27.79%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$131,339	$146,966	$167,820	$181,851	$196,649
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	3.00%	2.60%	3.98%	2.82%	3.20%
Portfolio turnover rate[d]	8%	15%	8%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 0.52% and 27.45%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares International Dividend Growth ETF

Period from May 17, 2016[a] to Mar. 31, 2017
Net asset value, beginning of period	$48.33

Income from investment operations:
Net investment income[b]	1.09
Net realized and unrealized gain[c]	2.70

Total from investment operations	3.79

Less distributions from:
Net investment income	(0.89)

Total distributions	(0.89)

Net asset value, end of period	$51.23

Total return	7.92%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,490
Ratio of expenses to average net assets[e]	0.22%
Ratio of net investment income to average net assets[e]	2.56%
Portfolio turnover rate[f]	42%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended March 31, 2017 was 42%. See Note 4.

See notes to financial statements.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$25.23	$29.37	$36.56	$43.67	$47.68

Income from investment operations:
Net investment income[a]	0.53	0.58	0.88	0.99	1.12
Net realized and unrealized gain (loss)[b]	6.26	(4.03)	(7.33)	(6.87)	(3.99)

Total from investment operations	6.79	(3.45)	(6.45)	(5.88)	(2.87)

Less distributions from:
Net investment income	(0.44)	(0.69)	(0.74)	(1.23)	(1.14)

Total distributions	(0.44)	(0.69)	(0.74)	(1.23)	(1.14)

Net asset value, end of year	$31.58	$25.23	$29.37	$36.56	$43.67

Total return	27.27%	(11.70)%	(17.96)%	(13.36)%	(5.93)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,081,491	$674,938	$646,094	$950,524	$1,473,985
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets	1.87%	2.27%	2.42%	2.60%	2.59%
Portfolio turnover rate[c]	13%	18%	11%	18%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 7%,14%, 6%, 11% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth[a]	Non-diversified
Latin America 40	Non-diversified

[a]	The Fund commenced operations on May 17, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Asia 50
JPMorgan Securities LLC	$352,224	$352,224	$—
Morgan Stanley & Co. LLC	8,462,747	8,462,747	—

	$8,814,971	$8,814,971	$—

Emerging Markets Infrastructure
Goldman Sachs & Co.	$303,325	$303,325	$—
Morgan Stanley & Co. LLC	799,366	799,366	—
UBS AG	840,875	840,875	—

	$1,943,566	$1,943,566	$—

Europe
Credit Suisse Securities (USA) LLC	$782,098	$782,098	$—
Goldman Sachs & Co.	10,467,500	10,467,500	—
Merrill Lynch, Pierce, Fenner & Smith	179,928	179,928	—
Morgan Stanley & Co. LLC	5,426,912	5,426,912	—
SG Americas Securities LLC	1,067,384	1,067,384	—
State Street Bank & Trust Company	311,629	311,629	—

	$18,235,451	$18,235,451	$—

International Developed Property
Barclays Capital Inc.	$333,663	$333,663	$—
Citigroup Global Markets Inc.	214,992	214,992	—
Credit Suisse Securities (USA) LLC	65,716	65,716	—
Deutsche Bank Securities Inc.	125,569	125,569	—
Goldman Sachs & Co.	702,344	702,344	—
HSBC Bank PLC	81,136	81,136	—
Jefferies LLC	52,525	52,525	—
JPMorgan Securities LLC	99,007	99,007	—
Macquarie Bank Limited	150,855	150,855	—
Merrill Lynch, Pierce, Fenner & Smith	139,620	139,620	—
Morgan Stanley & Co. LLC	101,817	101,817	—
SG Americas Securities LLC	52,959	52,959	—
State Street Bank & Trust Company	209,365	209,365	—
UBS Securities LLC	26,234	26,234	—

	$2,355,802	$2,355,802	$—

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
International Dividend Growth
JPMorgan Securities LLC	$2,333	$2,333	$—
Morgan Stanley & Co. LLC	10,698	8,512	(2,186)

	$13,031	$10,845	$(2,186)

Latin America 40
Barclays Capital Inc.	$5,760,885	$5,760,885	$—
Citigroup Global Markets Inc.	1,301,209	1,301,209	—
Credit Suisse Securities (USA) LLC	5,029,764	5,029,764	—
Deutsche Bank Securities Inc.	657,992	657,992	—
Goldman Sachs & Co.	735,536	735,536	—
Jefferies LLC	633,500	633,500	—
JPMorgan Securities LLC	636,500	636,500	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,321,720	8,321,720	—
Timber Hill LLC	174,846	174,846	—
Wells Fargo Securities LLC	27,960	27,960	—

	$23,279,912	$23,279,912	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities and with the exception of the iShares International Dividend Growth ETF, was in excess of the market value of securities loaned at year end.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Emerging Markets Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $12 billion
0.5700	[a]	Over $12 billion, up to and including $18 billion[b]
0.5415	[a]	Over $18 billion, up to and including $24 billion[b]
0.5145	[a]	Over $24 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added or amended effective July 1, 2016.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Asia 50	$10,715
Emerging Markets Infrastructure	5,006
Europe	69,019
International Developed Property	16,717
International Dividend Growth	149
Latin America 40	155,045

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Asia 50	$—	$2,294,766
Emerging Markets Infrastructure	1,818,324	465,489
Europe	5,572,032	3,193,169
International Developed Property	92,187	108,867
International Dividend Growth	396,795	603,171
Latin America 40	56,891	156,327

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Infrastructure ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Asia 50	$39,355,271	$49,212,572
Emerging Markets Infrastructure	10,641,077	11,323,000
Europe	139,365,162	118,467,052
International Developed Property	11,419,825	14,492,869
International Dividend Growth	4,676,020	4,087,309
Latin America 40	163,902,597	115,719,285

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$13,033,858	$25,195,213
Emerging Markets Infrastructure	—	2,435,101
Europe	95,087,329	479,752,502
International Developed Property	14,913,741	23,812,631
International Dividend Growth	18,612,012	—
Latin America 40	370,462,046	188,980,290

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements, statement of assets and liabilities.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

As of March 31, 2017, the iShares International Developed Property ETF held no open forward currency contracts.

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares International Developed Property ETF during the year ended March 31, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$88	$—

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia 50	$1,551,308	$27,309	$(1,578,617)
Emerging Markets Infrastructure	355,115	2,681	(357,796)
Europe	(41,939,978)	9,465	41,930,513
International Developed Property	(1,859,104)	1,708,964	150,140
International Dividend Growth	—	(682)	682
Latin America 40	(47,939,625)	(1,985,518)	49,925,143

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Asia 50
Ordinary income	$7,589,400	$9,558,410

Emerging Markets Infrastructure
Ordinary income	$1,328,103	$1,203,674

Europe
Ordinary income	$76,466,390	$73,738,247

International Developed Property
Ordinary income	$7,211,093	$4,962,678
Return of capital	119,651	—

	$7,330,744	$4,962,678

International Dividend Growth
Ordinary income	$215,928	N/A

Latin America 40
Ordinary income	$14,610,452	$16,792,578

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Asia 50	$—	$(29,380,829)	$76,985,071	$(50,935)	$47,553,307
Emerging Markets Infrastructure	102,864	(26,327,408)	6,791,861	—	(19,432,683)
Europe	16,883,775	(247,788,104)	(408,425,558)	—	(639,329,887)
International Developed Property	—	(31,366,524)	(4,454,979)	—	(35,821,503)
International Dividend Growth	8,001	(87,439)	1,263,096	—	1,183,658
Latin America 40	3,689,804	(573,796,015)	(227,675,721)	—	(797,781,932)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the foreign withholding tax reclaims and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Asia 50	$28,038,380	$114,299	$1,228,150	$29,380,829
Emerging Markets Infrastructure	25,813,516	7,454	506,438	26,327,408
Europe	145,121,223	70,049,884	32,616,997	247,788,104
International Developed Property	17,785,324	8,281,169	5,300,031	31,366,524
International Dividend Growth	87,439	—	—	87,439
Latin America 40	372,425,578	201,370,437	—	573,796,015

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF intends to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF,

iShares Europe ETF, iShares International Developed Property ETF,

iShares International Dividend Growth ETF and iShares Latin America 40 ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares International Developed Property ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Asia 50	$4,464,135
Emerging Markets Infrastructure	1,217,047
Europe	96,694,250
International Developed Property	2,096,361
International Dividend Growth	234,312
Latin America 40	17,237,604

For the fiscal year ended March 31, 2017, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders:

iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Asia 50	$10,056,952	$1,049,721
Emerging Markets Infrastructure	1,869,306	182,187
Europe	98,338,502	8,306,694
International Developed Property	5,342,079	422,101
International Dividend Growth	269,399	25,750
Latin America 40	23,403,035	2,538,857

TAX INFORMATION	73

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Asia 50	$0.850172	$—	$0.210433	$1.060605	80%	—%	20%	100%
Emerging Markets Infrastructure	0.796968	—	0.088434	0.885402	90	—	10	100
International Developed Property	1.789933	—	0.112488	1.902421	94	—	6	100
International Dividend Growth	0.894548	—	—	0.894548	100	—	—	100
Latin America 40	0.371291	—	0.065928	0.437219	85	—	15	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds (except for the iShares International Dividend Growth ETF which commenced operations on May 17, 2016). The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Asia 50 ETF Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	20	1.52
Greater than 1.0% and Less than 1.5%	64	4.85
Greater than 0.5% and Less than 1.0%	178	13.48
Greater than 0.0% and Less than 0.5%	374	28.33
At NAV	12	0.91
Less than 0.0% and Greater than –0.5%	356	26.97
Less than –0.5% and Greater than –1.0%	196	14.85
Less than –1.0% and Greater than –1.5%	73	5.53
Less than –1.5% and Greater than –2.0%	23	1.74
Less than –2.0% and Greater than –2.5%	12	0.91
Less than –2.5% and Greater than –3.0%	6	0.45
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	1	0.08

	1,320	100.00%

iShares Emerging Markets Infrastructure ETF Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.15%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	72	5.45
Greater than 0.0% and Less than 0.5%	487	36.90
At NAV	19	1.44
Less than 0.0% and Greater than –0.5%	554	41.97
Less than –0.5% and Greater than –1.0%	156	11.82
Less than –1.0% and Greater than –1.5%	15	1.14
Less than –1.5% and Greater than –2.0%	9	0.68

	1,320	100.00%

SUPPLEMENTAL INFORMATION	75

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Europe ETF Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	7	0.53
Greater than 1.0% and Less than 1.5%	26	1.97
Greater than 0.5% and Less than 1.0%	165	12.49
Greater than 0.0% and Less than 0.5%	632	47.88
At NAV	11	0.83
Less than 0.0% and Greater than –0.5%	378	28.63
Less than –0.5% and Greater than –1.0%	79	5.98
Less than –1.0% and Greater than –1.5%	15	1.14
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,320	100.00%

iShares International Developed Property ETF Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	31	2.35
Greater than 0.5% and Less than 1.0%	190	14.39
Greater than 0.0% and Less than 0.5%	411	31.14
At NAV	13	0.98
Less than 0.0% and Greater than –0.5%	478	36.21
Less than –0.5% and Greater than –1.0%	139	10.53
Less than –1.0% and Greater than –1.5%	32	2.42
Less than –1.5% and Greater than –2.0%	16	1.21
Less than –2.0% and Greater than –2.5%	3	0.23

	1,320	100.00%

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares International Dividend Growth ETF Period Covered: May 17, 2016 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	1.36%
Greater than 3.0% and Less than 3.5%	2	0.90
Greater than 2.5% and Less than 3.0%	9	4.07
Greater than 2.0% and Less than 2.5%	4	1.81
Greater than 1.5% and Less than 2.0%	13	5.88
Greater than 1.0% and Less than 1.5%	20	9.05
Greater than 0.5% and Less than 1.0%	45	20.37
Greater than 0.0% and Less than 0.5%	56	25.35
At NAV	13	5.88
Less than 0.0% and Greater than –0.5%	44	19.91
Less than –0.5% and Greater than –1.0%	6	2.71
Less than –1.0% and Greater than –1.5%	2	0.90
Less than –1.5% and Greater than –2.0%	1	0.45
Less than –2.0%	3	1.36

	221	100.00%

iShares Latin America 40 ETF Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	25	1.89
Greater than 0.0% and Less than 0.5%	554	41.97
At NAV	24	1.82
Less than 0.0% and Greater than –0.5%	688	52.11
Less than –0.5% and Greater than –1.0%	20	1.52
Less than –1.0% and Greater than –1.5%	3	0.23

	1,320	100.00%

SUPPLEMENTAL INFORMATION	77

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	79

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	81

Notes:

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-304-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares India 50 ETF | INDY | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® INDIA 50 ETF

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance  (Continued)

iSHARES® INDIA 50 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.94%	20.88%	22.93%	20.94%	20.88%	22.93%
5 Years	7.01%	7.00%	7.66%	40.34%	40.29%	44.67%
Since Inception	4.07%	4.11%	4.78%	34.21%	34.50%	41.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period[a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period[a]	Annualized Expense Ratio
$1,000.00	$1,090.70	$4.80	$1,000.00	$1,020.30	$4.63	0.92%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance  (Continued)

iSHARES® INDIA 50 ETF

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 20.94%, net of fees, while the total return for the Index was 22.93%.

As represented by the Index, Indian stocks performed well and outperformed other broad measures of emerging market equities.

Indian equities ended the reporting period near all-time highs, despite a sharp sell-off in November 2016 after the Indian government announced a plan to retire certain high-denomination bank notes in a bid to combat corruption and counterfeiting. Amid concerns about the policy’s potential negative effects on growth, the Reserve Bank of India decreased interest rates twice during the reporting period. The rate of economic growth slowed over the course of the reporting period, but nevertheless grew at a 7% annual rate in the fourth quarter of 2016 (the latest period for which data are available). Inflation also declined, hitting an all-time low of just above 3% year-over-year in January 2017.

Within the Index, the financials sector was the largest contributor to the Index’s performance for the reporting period. Gains were driven largely by the banking industry, which benefited from the prospect of forming a public-private partnership to address the non-performing loans on the books of leading Indian banks. Several other sectors contributed meaningfully to the Index’s return, led by the consumer discretionary, energy, industrials, and materials sectors. The information technology and telecommunication services stocks were the only sectors to decline for the reporting period.

Currency effects contributed modestly to the Index’s performance for the reporting period as the U.S. dollar finished the reporting period slightly lower against the Indian rupee. A weaker U.S. currency means overseas investments are worth more when translated back into U.S. dollars.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	32.58%
Information Technology	13.14
Energy	11.13
Consumer Discretionary	11.02
Consumer Staples	8.98
Materials	6.29
Health Care	5.66
Industrials	5.59
Utilities	3.73
Telecommunication Services	1.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	7.08%
ITC Ltd.	7.03
Reliance Industries Ltd.	6.45
Infosys Ltd.	6.00
HDFC Bank Ltd.	5.43
ICICI Bank Ltd.	4.76
Larsen & Toubro Ltd.	3.84
Tata Consultancy Services Ltd.	3.82
Kotak Mahindra Bank Ltd.	2.99
State Bank of India	2.73

TOTAL	50.13%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® INDIA 50 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AUTO COMPONENTS — 0.63%
Bosch Ltd.	15,314	$5,373,421

		5,373,421

AUTOMOBILES — 9.47%
Bajaj Auto Ltd.	226,215	9,787,706
Hero MotoCorp. Ltd.	211,420	10,505,624
Mahindra & Mahindra Ltd.	759,759	15,079,177
Maruti Suzuki India Ltd.	212,563	19,721,086
Tata Motors Ltd.	3,077,315	22,109,303
Tata Motors Ltd. Class A	696,777	3,032,012

		80,234,908

BANKS — 24.56%
Axis Bank Ltd.	1,942,229	14,701,511
Axis Bank Ltd. GDR[a]	161,589	6,132,303
Bank of Baroda[b]	1,504,456	4,012,888
HDFC Bank Ltd.	2,063,014	45,897,607
HDFC Bank Ltd. ADR	240,237	18,070,627
ICICI Bank Ltd.	9,439,839	40,305,667
IndusInd Bank Ltd.	791,427	17,395,160
Kotak Mahindra Bank Ltd.	1,883,089	25,330,510
State Bank of India	5,103,910	23,095,114
Yes Bank Ltd.	549,374	13,105,247

		208,046,634

CHEMICALS — 1.47%
Asian Paints Ltd.	749,544	12,409,554

		12,409,554

CONSTRUCTION & ENGINEERING — 3.84%
Larsen & Toubro Ltd.	1,338,169	32,502,813

		32,502,813

CONSTRUCTION MATERIALS — 3.15%
ACC Ltd.	158,744	3,540,280
Ambuja Cements Ltd.	1,293,261	4,720,084
Grasim Industries Ltd.	471,847	7,633,675
Ultratech Cement Ltd.	175,789	10,803,134

		26,697,173

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
Bharti Infratel Ltd.	824,400	4,143,615

		4,143,615

Security	Shares	Value
ELECTRIC UTILITIES — 1.82%
Power Grid Corp. of India Ltd.	3,625,773	$11,032,773
Tata Power Co. Ltd.	3,126,712	4,356,854

		15,389,627

GAS UTILITIES — 0.73%
GAIL India Ltd.	1,064,985	6,191,334

		6,191,334

HOUSEHOLD PRODUCTS — 1.95%
Hindustan Unilever Ltd.	1,173,533	16,501,677

		16,501,677

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.18%
NTPC Ltd.	3,903,910	9,994,588

		9,994,588

IT SERVICES — 13.12%
HCL Technologies Ltd.	925,816	12,490,092
Infosys Ltd.	3,220,740	50,777,320
Tata Consultancy Services Ltd.	860,854	32,286,008
Tech Mahindra Ltd.	1,024,223	7,252,807
Wipro Ltd.	1,051,059	8,359,518

		111,165,745

MACHINERY — 0.93%
Eicher Motors Ltd.	19,910	7,856,988

		7,856,988

MEDIA — 0.90%
Zee Entertainment Enterprises Ltd.	923,578	7,628,350

		7,628,350

METALS & MINING — 1.67%
Hindalco Industries Ltd.	2,033,859	6,118,202
Tata Steel Ltd.	1,078,766	8,030,850

		14,149,052

OIL, GAS & CONSUMABLE FUELS — 11.12%
Bharat Petroleum Corp. Ltd.	871,874	8,738,238
Coal India Ltd.	2,085,918	9,414,619
Indian Oil Corp. Ltd.	1,503,303	8,973,680
Oil & Natural Gas Corp. Ltd.	4,368,716	12,464,720
Reliance Industries Ltd.	2,679,128	54,578,350

		94,169,607

SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® INDIA 50 ETF

March 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 5.66%
Aurobindo Pharma Ltd.	418,054	$4,353,332
Cipla Ltd./India	845,700	7,733,773
Dr. Reddy’s Laboratories Ltd.	197,777	8,029,276
Lupin Ltd.	394,028	8,782,376
Sun Pharmaceutical Industries Ltd.	1,792,928	19,028,430

		47,927,187

THRIFTS & MORTGAGE FINANCE — 7.98%
Housing Development Finance Corp. Ltd.	2,586,672	59,923,504
Indiabulls Housing Finance Ltd.	498,508	7,670,980

		67,594,484

TOBACCO — 7.02%
ITC Ltd.	13,759,278	59,480,654

		59,480,654

TRANSPORTATION INFRASTRUCTURE — 0.82%
Adani Ports & Special Economic Zone Ltd.	1,321,377	6,920,722

		6,920,722

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.39%
Bharti Airtel Ltd.	2,175,906	$11,747,006

		11,747,006

TOTAL COMMON STOCKS
(Cost: $605,421,624)		846,125,139

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $605,421,624)[c]		846,125,139
Other Assets, Less Liabilities — 0.10%		869,297

NET ASSETS — 100.00%		$846,994,436

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	The cost of investments for federal income tax purposes was $636,711,008. Net unrealized appreciation was $209,414,131 of which $248,084,126 represented gross unrealized appreciation on securities and $38,669,995 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$846,125,139	$—	$—	$846,125,139

Total	$846,125,139	$—	$—	$846,125,139

See notes to consolidated financial statements.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® INDIA 50 ETF

March 31, 2017

ASSETS
Investments, at cost:
Unaffiliated	$605,421,624

Total cost of investments	$605,421,624

Investments in securities, at fair value (Note 1):
Unaffiliated	$846,125,139

Total fair value of investments	846,125,139
Foreign currency, at value[a]	17,159,074
Receivables:
Investment securities sold	16,840,390
Dividends	228,928

Total Assets	880,353,531

LIABILITIES
Payables:
Investment securities purchased	17,013,361
Due to custodian	15,726,796
Investment advisory fees (Note 2)	618,938

Total Liabilities	33,359,095

NET ASSETS	$846,994,436

Net assets consist of:
Paid-in capital	$754,749,029
Undistributed net investment income	905
Accumulated net realized loss	(148,434,509)
Net unrealized appreciation	240,679,011

NET ASSETS	$846,994,436

Shares outstanding[b]	26,250,000

Net asset value per share	$32.27

[a]	Cost of foreign currency: $17,158,887.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	11

Consolidated Statement of Operations

iSHARES® INDIA 50 ETF

Year ended March 31, 2017

NET INVESTMENT INCOME
Dividends — unaffiliated	$10,054,660
Dividends — affiliated (Note 2)	3,635

Total investment income	10,058,295

EXPENSES
Investment advisory fees (Note 2)	6,598,385
Mauritius income taxes (Note 1)	289,048

Total expenses	6,887,433

Net investment income	3,170,862

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,607,898)
In-kind redemptions — unaffiliated	484,137
Foreign currency transactions	(60,565)
Realized gain distributions from affiliated funds	61

Net realized loss	(11,184,265)

Net change in unrealized appreciation/depreciation on:
Investments	151,336,935
Translation of assets and liabilities in foreign currencies	(20,548)

Net change in unrealized appreciation/depreciation	151,316,387

Net realized and unrealized gain	140,132,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,302,984

See notes to consolidated financial statements.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® INDIA 50 ETF

	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,170,862	$5,271,355
Net realized loss	(11,184,265)	(54,151,879)
Net change in unrealized appreciation/depreciation	151,316,387	(84,979,497)

Net increase (decrease) in net assets resulting from operations	143,302,984	(133,860,021)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,384,501)	(4,848,986)

Total distributions to shareholders	(3,384,501)	(4,848,986)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,938,372	68,565,802
Cost of shares redeemed	(63,397,198)	(195,165,570)

Net decrease in net assets from capital share transactions	(7,458,826)	(126,599,768)

INCREASE (DECREASE) IN NET ASSETS	132,459,657	(265,308,775)

NET ASSETS
Beginning of year	714,534,779	979,843,554

End of year	$846,994,436	$714,534,779

Undistributed net investment income included in net assets at end of year	$905	$12,267

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	2,350,000
Shares redeemed	(2,300,000)	(7,250,000)

Net decrease in shares outstanding	(400,000)	(4,900,000)

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® INDIA 50 ETF

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$26.81	$31.06	$25.71	$23.93	$23.65

Income from investment operations:
Net investment income[a]	0.12	0.18	0.18	0.18	0.12
Net realized and unrealized gain (loss)[b]	5.47	(4.27)	5.33	1.78	0.26

Total from investment operations	5.59	(4.09)	5.51	1.96	0.38

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.16)	(0.18)	(0.10)

Total distributions	(0.13)	(0.16)	(0.16)	(0.18)	(0.10)

Net asset value, end of year	$32.27	$26.81	$31.06	$25.71	$23.93

Total return	20.94%	(13.22)%	21.46%	8.31%	1.65%

Ratios/Supplemental data:
Net assets, end of year (000s)	$846,994	$714,535	$979,844	$500,092	$440,287
Ratio of expenses to average net assets	0.93%	0.94%	0.93%	0.94%	0.93%
Ratio of net investment income to average net assets	0.43%	0.62%	0.58%	0.78%	0.50%
Portfolio turnover rate[c]	11%	14%	5%	21%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended March 31, 2017, March 31, 2016, March 31, 2015, March 31, 2014 and March 31, 2013 were 4%, 7%, 4%, 9% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® INDIA 50 ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. The 2017 India Budget provided clarification that these provisions will not apply to any assets held directly or indirectly by certain foreign investors. However, the changes to the provisions have yet to be enacted. Management is continuing to monitor and assess the impact to the Fund arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends—affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017, were $82,707,844 and $90,778,747, respectively.

In-kind purchases and sales (see Note 4) for the year ended March 31, 2017, were $1,830,318 and $2,200,919, respectively.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$207,603	$202,277	$(409,880)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

	2017	2016
Ordinary income	$3,384,501	$4,848,986

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
$(117,145,125)	$209,406,020	$(15,488)	$92,245,407

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements  (Continued)

iSHARES® INDIA 50 ETF

As of March 31, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring[a]	Expiring 2019	Total
$117,095,436	$49,689	$117,145,125

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and the

Shareholders of the iShares India 50 ETF

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares India 50 ETF and its subsidiary (constituting a fund of the iShares Trust, hereafter referred to as the “Fund”) as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INDIA 50 ETF

The Fund hereby designates the maximum amount of $10,043,641 as qualified dividend income for individuals for the fiscal year ended March 31, 2017.

For the fiscal year ended March 31, 2017, the Fund earned foreign source income of $10,054,660 and paid foreign taxes of $289,048 which it intends to pass through to its shareholders.

TAX INFORMATION	23

Supplemental Information (Unaudited)

iSHARES® INDIA 50 ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.111646	$—	$0.019848	$0.131494	85%	—%	15%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table for the Fund.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	14	1.06
Greater than 1.5% and Less than 2.0%	45	3.41
Greater than 1.0% and Less than 1.5%	123	9.32
Greater than 0.5% and Less than 1.0%	271	20.53
Greater than 0.0% and Less than 0.5%	341	25.84
At NAV	13	0.98
Less than 0.0% and Greater than –0.5%	261	19.77
Less than –0.5% and Greater than –1.0%	137	10.38
Less than –1.0% and Greater than –1.5%	65	4.92
Less than –1.5% and Greater than –2.0%	22	1.67
Less than –2.0% and Greater than –2.5%	11	0.83
Less than –2.5% and Greater than –3.0%	7	0.53
Less than –3.0% and Greater than –3.5%	3	0.23

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares India 50 ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

SUPPLEMENTAL INFORMATION	25

Supplemental Information (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016 was USD 76.07 thousand. This figure is comprised of fixed remuneration of USD 29.93 thousand and variable remuneration of USD 46.15 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 10.52 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.53 thousand.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).

Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).

Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information  (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member

Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	29

Notes:

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-307-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Russell Top 200 ETF | IWL | NYSE Arca
➢	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
➢	iShares Russell Top 200 Value ETF | IWX | NYSE Arca
➢	iShares Russell 1000 ETF | IWB | NYSE Arca
➢	iShares Russell 1000 Growth ETF | IWF | NYSE Arca
➢	iShares Russell 1000 Value ETF | IWD | NYSE Arca
➢	iShares Russell 2000 ETF | IWM | NYSE Arca
➢	iShares Russell 2000 Growth ETF | IWO | NYSE Arca
➢	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies — including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.38%	17.35%	17.57%	17.38%	17.35%	17.57%
5 Years	13.13%	13.14%	13.32%	85.31%	85.36%	86.87%
Since Inception	13.09%	13.09%	13.29%	152.34%	152.33%	155.68%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.20	$0.79	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 ETF

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.38%, net of fees, while the total return for the Index was 17.57%.

As represented by the Index, large-capitalization U.S. stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Ten of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry.

The financials sector was another important contributor to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry. Other notable contributions came from the capital markets and insurance industries.

The consumer discretionary sector also contributed meaningfully to the Index’s return for the reporting period. Media stocks performed well despite ongoing industry consolidation and declining television subscriptions.

The healthcare sector also posted gains during the reporting period. The pharmaceuticals industry delivered a solid performance, while the healthcare equipment and services industry rallied on strong earnings growth. The industrials sector also positively contributed to the Index’s return.

In contrast, real estate was the only sector that detracted from the Index’s performance, as rising interest rates weighed on real estate investment trusts for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	23.87%
Financials	15.15
Health Care	15.02
Consumer Discretionary	11.83
Consumer Staples	10.31
Industrials	9.03
Energy	6.49
Telecommunication Services	2.92
Materials	2.27
Utilities	1.92
Real Estate	1.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	4.86%
Microsoft Corp.	3.08
Amazon.com Inc.	2.13
Johnson & Johnson	2.11
Exxon Mobil Corp.	2.11
JPMorgan Chase & Co.	1.97
Facebook Inc. Class A	1.97
Berkshire Hathaway Inc. Class B	1.95
General Electric Co.	1.60
AT&T Inc.	1.58

TOTAL	23.36%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.06%	16.09%	16.29%	16.06%	16.09%	16.29%
5 Years	13.64%	13.65%	13.89%	89.55%	89.61%	91.59%
Since Inception	14.46%	14.47%	14.70%	176.15%	176.33%	180.63%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.90	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 16.06%, net of fees, while the total return for the Index was 16.29%.

As represented by the Index, large-capitalization U.S. growth stocks posted a positive return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance. Large-capitalization stocks posted a solid return, but trailed both small- and mid-capitalization stocks. Within the Russell Top 200®, growth stocks underperformed value stocks.

Ten of 11 sectors contributed to the Index’s return for the reporting period, led by the information technology sector. Every industry group in the sector — hardware and equipment, software and services, and semiconductors stocks — posted strong returns. The hardware and equipment industry posted a solid performance amid rising expectations for spending on personal computers and modest revenue growth. Higher spending on enterprise software helped drive the gains in the software and services industry, while growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors.

The consumer discretionary sector also contributed meaningfully to the Index’s performance for the reporting period. Steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales. Media stocks performed well despite ongoing industry consolidation and declining television subscriptions, while the retail industry benefited from improving retail activity and downsizing retail stores. The industrials and healthcare sectors were other sources of strength.

On the downside, the real estate sector detracted fractionally from the Index’s performance for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	36.20%
Consumer Discretionary	20.21
Health Care	16.03
Consumer Staples	9.83
Industrials	9.29
Materials	3.00
Financials	1.97
Real Estate	1.90
Telecommunication Services	1.30
Energy	0.23
Utilities	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	8.49%
Microsoft Corp.	5.87
Amazon.com Inc.	4.06
Facebook Inc. Class A	3.75
Alphabet Inc. Class A	2.93
Alphabet Inc. Class C	2.90
Walt Disney Co. (The)	2.17
Home Depot Inc. (The)	2.15
Visa Inc. Class A	2.00
Comcast Corp. Class A	1.97

TOTAL	36.29%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL TOP 200 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.68%	18.68%	18.97%	18.68%	18.68%	18.97%
5 Years	12.46%	12.46%	12.72%	79.87%	79.92%	81.94%
Since Inception	11.60%	11.60%	11.86%	128.42%	128.41%	132.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,103.60	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.68%, net of fees, while the total return for the Index was 18.97%.

As represented by the Index, large-capitalization U.S. value stocks posted a positive return for the reporting period but trailed small-capitalization stocks. Within the large-capitalization market, value stocks outperformed growth stocks. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Ten of 11 sectors contributed to the Index’s return for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking and diversified financial services industries.

The healthcare and information technology sectors also contributed meaningfully to the Index’s return for the reporting period. In the healthcare sector, the pharmaceuticals industry contributed the most to performance. Information technology benefited from every industry group in the sector posting strong returns.

The energy, industrials, and consumer staples sectors contributed modestly to the Index’s return for the reporting period. The energy sector benefited from a reduction in the excess energy supply. In the industrials sector, the steady expansion in manufacturing, construction, and investors’ optimism contributed gains. Meanwhile, food, beverage, and tobacco stocks led performance in the consumer staples sector during the reporting period.

In contrast, real estate was the only sector that detracted from the Index’s performance, as rising interest rates weighed on real estate investment trusts for the reporting period.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	29.67%
Health Care	13.91
Energy	13.38
Consumer Staples	10.85
Information Technology	10.28
Industrials	8.74
Telecommunication Services	4.70
Utilities	3.99
Consumer Discretionary	2.62
Materials	1.46
Real Estate	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.43%
JPMorgan Chase & Co.	4.15
Berkshire Hathaway Inc. Class B	4.09
Johnson & Johnson	3.67
AT&T Inc.	3.32
Wells Fargo & Co.	3.30
Bank of America Corp.	3.14
Procter & Gamble Co. (The)	2.98
General Electric Co.	2.71
Chevron Corp.	2.62

TOTAL	34.41%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.27%	17.27%	17.43%	17.27%	17.27%	17.43%
5 Years	13.12%	13.13%	13.26%	85.24%	85.32%	86.36%
10 Years	7.47%	7.47%	7.58%	105.52%	105.59%	107.67%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,100.10	$0.79	$1,000.00	$1,024.20	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 ETF

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.27%, net of fees, while the total return for the Index was 17.43%.

As represented by the Index, large- and mid-capitalization U.S. stocks posted positive returns for the reporting period, but trailed small-capitalization stocks.

Ten of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance, reflecting strength in virtually every underlying industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry. Stabilization in the personal computer market and modest revenue growth also benefited the hardware and equipment industry.

The financials sector also contributed meaningfully to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in banking. In addition, the rally in stocks and corporate bonds helped drive the capital markets industry.

The industrials sector was another source of strength for the Index’s return during the reporting period. Expansion in manufacturing activity, increasing construction spending, and investors’ optimism about proposed infrastructure and stimulus policies created a positive environment for this economically sensitive sector. In particular, the industrials sector was helped by strong performance in the aerospace and defense and machinery industries. Other noteworthy contributors to the Index’s performance for the reporting period included the consumer discretionary and healthcare sectors.

In contrast, real estate was the only sector to detract from the Index’s return for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	21.41%
Financials	14.59
Health Care	13.40
Consumer Discretionary	12.75
Industrials	10.38
Consumer Staples	8.80
Energy	6.31
Real Estate	3.71
Materials	3.23
Utilities	3.12
Telecommunication Services	2.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	3.48%
Microsoft Corp.	2.21
Amazon.com Inc.	1.52
Johnson & Johnson	1.51
Exxon Mobil Corp.	1.51
JPMorgan Chase & Co.	1.41
Facebook Inc. Class A	1.41
Berkshire Hathaway Inc. Class B	1.39
General Electric Co.	1.15
AT&T Inc.	1.13

TOTAL	16.72%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.56%	15.54%	15.76%	15.56%	15.54%	15.76%
5 Years	13.11%	13.12%	13.32%	85.16%	85.23%	86.87%
10 Years	8.94%	8.95%	9.13%	135.52%	135.58%	139.64%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.10	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 15.56%, net of fees, while the total return for the Index was 15.76%.

As represented by the Index, large- and mid-capitalization U.S. growth stocks posted a solid return for the reporting period. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance. Within the Russell 1000® Index, growth stocks underperformed value stocks.

Ten of 11 sectors contributed to the Index’s return for the reporting period. The information technology sector was the largest contributor to the Index’s performance. Every industry group in the sector — hardware and equipment, software and services, and semiconductors stocks — posted strong returns despite the slow pace of initial public offerings. The hardware and equipment industry posted a solid performance amid rising expectations for spending on personal computers and modest revenue growth. Higher spending on enterprise software helped drive the gains in the software and services industry, while growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors.

The consumer discretionary sector also posted a solid contribution to the Index’s return for the reporting period. Steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales. Media stocks performed well amid ongoing industry consolidation, while the retail industry benefited from improving retail activity and downsizing retail stores. The healthcare and industrials sectors were other notable sources of strength.

On the downside, the real estate sector was a minor detractor from the Index’s performance for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*
Information Technology	32.66%
Consumer Discretionary	20.92
Health Care	15.91
Industrials	10.70
Consumer Staples	9.13
Materials	3.54
Financials	2.82
Real Estate	2.77
Telecommunication Services	1.02
Energy	0.50
Utilities	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*
Apple Inc.	6.34%
Microsoft Corp.	4.38
Amazon.com Inc.	3.03
Facebook Inc. Class A	2.80
Alphabet Inc. Class A	2.19
Alphabet Inc. Class C	2.16
Walt Disney Co. (The)	1.62
Home Depot Inc. (The)	1.61
Visa Inc. Class A	1.49
Comcast Corp. Class A	1.47

TOTAL	27.09%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.96%	18.96%	19.22%	18.96%	18.96%	19.22%
5 Years	12.91%	12.92%	13.13%	83.47%	83.57%	85.30%
10 Years	5.77%	5.78%	5.93%	75.26%	75.32%	77.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,100.50	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.96%, net of fees, while the total return for the Index was 19.22%.

As represented by the Index, large- and mid-capitalization U.S. value stocks posted a positive return for the reporting period. Within the Russell 1000® Index, value stocks outperformed growth stocks. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance for the reporting period.

Ten of the 11 sectors contributed to the Index’s return for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking and insurance industries. At the same time, the rally in stocks and corporate bonds helped drive the capital markets industry.

The information technology and industrials sectors were other notable sources of strength. The information technology sector benefited as every industry group in the sector posted strong returns for the reporting period despite the slow pace of initial public offerings. In the industrials sector, the steady expansion in manufacturing, construction, and investors’ optimism contributed to gains in the sector. The transportation, machinery, and aerospace and defense industries contributed the most to the Index’s performance.

The energy and health care sectors also contributed to the Index’s return for the reporting period, helped by good performance in the oil, gas, and consumable fuels and pharmaceuticals industries, respectively.

On the downside, the real estate sector slightly detracted from the Index’s return for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	26.49%
Energy	12.19
Health Care	10.85
Industrials	10.05
Information Technology	10.01
Consumer Staples	8.47
Utilities	6.27
Real Estate	4.67
Consumer Discretionary	4.47
Telecommunication Services	3.60
Materials	2.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.04%
JPMorgan Chase & Co.	2.85
Berkshire Hathaway Inc. Class B	2.80
Johnson & Johnson	2.52
AT&T Inc.	2.28
Wells Fargo & Co.	2.26
Bank of America Corp.	2.16
Procter & Gamble Co. (The)	2.05
General Electric Co.	1.86
Chevron Corp.	1.80

TOTAL	23.62%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.25%	26.20%	26.22%	26.25%	26.20%	26.22%
5 Years	12.41%	12.38%	12.35%	79.49%	79.28%	79.03%
10 Years	7.17%	7.17%	7.12%	99.88%	99.95%	98.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.40	$1.00	$1,000.00	$1,024.00	$0.96	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 ETF

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 26.25%, net of fees, while the total return for the Index was 26.22%.

As represented by the Index, small-capitalization U.S. stocks posted a positive return for the reporting period. Based on the Russell indexes, small-capitalization stocks outperformed both large- and mid-capitalization stocks.

All 11 sectors contributed to the Index’s return for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector also contributed meaningfully to the Index’s performance for the reporting period, reflecting strength in virtually every underlying industry. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry. Stabilization in the personal computer market and modest revenue growth also benefited the hardware and equipment industry.

The industrials and materials sectors also posted strong performance for the reporting period, helping the Index’s return. Expansion in manufacturing, increasing construction spending, and investors’ optimism contributed to a positive environment for these economically sensitive sectors. Strong performance in the machinery industry helped industrials, while chemicals stocks contributed the most in materials.

The healthcare sector was another key source of strength for the Index’s performance. The biotechnology industry delivered a solid performance during the reporting period, while the healthcare equipment and services industry rallied on strong earnings growth. Other noteworthy contributors to the Index’s performance during the reporting period included the consumer discretionary and energy sectors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	19.29%
Information Technology	17.40
Industrials	14.38
Health Care	13.06
Consumer Discretionary	12.22
Real Estate	7.81
Materials	5.15
Utilities	3.64
Energy	3.45
Consumer Staples	2.90
Telecommunication Services	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Advanced Micro Devices Inc.	0.57%
Chemours Co. (The)	0.37
Microsemi Corp.	0.31
Take-Two Interactive Software Inc.	0.30
Olin Corp.	0.29
New Residential Investment Corp.	0.27
LogMeIn Inc.	0.27
Coherent Inc.	0.26
Exelixis Inc.	0.26
FNB Corp./PA	0.25

TOTAL	3.15%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.16%	23.14%	23.03%	23.16%	23.14%	23.03%
5 Years	12.26%	12.24%	12.10%	78.27%	78.13%	77.04%
10 Years	8.14%	8.14%	8.06%	118.65%	118.62%	117.00%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,091.70	$1.25	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 23.16%, net of fees, while the total return for the Index was 23.03%.

As represented by the Index, small-capitalization U.S. growth stocks posted a positive return for the reporting period, benefiting from a brighter economic outlook, rising business and consumer confidence, and improving economic growth. Based on the Russell indexes, small-capitalization stocks delivered strong returns and outperformed large- and mid-capitalization stocks for the reporting period. Within the Russell 2000®, growth stocks underperformed value stocks.

All 11 sectors in the Index contributed to performance for the reporting period. The information technology sector was the largest contributor to the Index’s performance. Every industry group in the sector — semiconductors, software and services, and hardware and equipment stocks — posted strong returns despite the slow pace of initial public offerings. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped drive the gains in the software and services industry.

The healthcare sector was also a significant contributor to the Index’s performance for the reporting period, reflecting solid earnings and optimism for growth. The biotechnology and pharmaceuticals industries performed well despite continuing political pressure on the high price of prescription drugs. The healthcare equipment and services industry also rallied on strong earnings growth.

The industrials, financials, materials, and consumer discretionary sectors were also solid contributors to the Index’s return for the reporting period, as investors’ optimism for a cyclical rebound in the wake of the U.S. presidential election contributed to a positive environment for these economically sensitive sectors.

While no sector detracted from Index performance during the reporting period, the telecommunications and utilities segments contributed only fractionally.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	24.98%
Health Care	21.89
Industrials	15.96
Consumer Discretionary	14.76
Financials	5.67
Materials	5.48
Real Estate	5.40
Consumer Staples	3.02
Energy	1.26
Utilities	0.81
Telecommunication Services	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Chemours Co. (The)	0.64%
Microsemi Corp.	0.63
Take-Two Interactive Software Inc.	0.62
Advanced Micro Devices Inc.	0.57
LogMeIn Inc.	0.55
Coherent Inc.	0.54
Bank of the Ozarks Inc.	0.50
Aspen Technology Inc.	0.50
TESARO Inc.	0.48
Cavium Inc.	0.44

TOTAL	5.47%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.25%	29.21%	29.37%	29.25%	29.21%	29.37%
5 Years	12.44%	12.41%	12.54%	79.69%	79.52%	80.56%
10 Years	6.01%	6.01%	6.09%	79.23%	79.27%	80.66%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 24 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,139.30	$1.28	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 24 for more information.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 29.25%, net of fees, while the total return for the Index was 29.37%.

As represented by the Index, small-capitalization U.S. value stocks posted positive returns for the reporting period. Within the Russell 2000® Index, value stocks outperformed growth stocks. A brighter economic outlook, rising business and consumer confidence, and improving economic growth contributed to the Index’s positive performance.

All 11 sectors contributed to the Index’s return for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking and insurance industries.

The information technology sector significantly helped the Index’s performance for the reporting period. Information technology benefited as almost every industry group in the sector posted strong returns despite the slow pace of initial public offerings. Higher spending on enterprise software helped the software and services industry, while stabilization in the personal computer market and modest revenue growth benefited the hardware and equipment industry.

The industrials, materials, and consumer discretionary sectors were also notable contributors to the Index’s performance for the reporting period. In the industrials and materials sectors, a steady expansion in manufacturing, construction, and investors’ optimism contributed to gains in the sector. Meanwhile, consumer discretionary stocks gained as steady job growth and rising consumer confidence in the second half of the reporting period led to solid growth in retail sales.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	32.15%
Industrials	12.88
Information Technology	10.24
Real Estate	10.09
Consumer Discretionary	9.83
Utilities	6.31
Energy	5.52
Materials	4.84
Health Care	4.73
Consumer Staples	2.79
Telecommunication Services	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Advanced Micro Devices Inc.	0.58%
Olin Corp.	0.56
New Residential Investment Corp.	0.52
FNB Corp./PA	0.48
XPO Logistics Inc.	0.48
Prosperity Bancshares Inc.	0.48
PrivateBancorp. Inc.	0.48
Webster Financial Corp.	0.47
Investors Bancorp. Inc.	0.44
Hudson Pacific Properties Inc.	0.43

TOTAL	4.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.41%
Boeing Co. (The)	3,767	$666,232
General Dynamics Corp.	1,539	288,101
Lockheed Martin Corp.	1,600	428,160
Northrop Grumman Corp.	1,051	249,970
Raytheon Co.	1,873	285,632
United Technologies Corp.	4,900	549,829

		2,467,924
AIR FREIGHT & LOGISTICS — 0.76%
FedEx Corp.	1,574	307,166
United Parcel Service Inc. Class B	4,365	468,365

		775,531
AIRLINES — 0.42%
Delta Air Lines Inc.	4,603	211,554
Southwest Airlines Co.	4,033	216,814

		428,368
AUTOMOBILES — 0.79%
Ford Motor Co.	24,491	285,075
General Motors Co.	8,821	311,910
Tesla Inc.[a,b]	779	216,796

		813,781
BANKS — 7.16%
Bank of America Corp.	64,844	1,529,670
BB&T Corp.	5,139	229,713
Citigroup Inc.	17,497	1,046,671
JPMorgan Chase & Co.	22,967	2,017,421
PNC Financial Services Group Inc. (The)[c]	3,142	377,794
U.S. Bancorp.	10,221	526,382
Wells Fargo & Co.	28,829	1,604,622

		7,332,273
BEVERAGES — 2.30%
Coca-Cola Co. (The)	24,578	1,043,090
Constellation Brands Inc. Class A	1,036	167,905
Monster Beverage Corp.[a]	2,641	121,935
PepsiCo Inc.	9,113	1,019,380

		2,352,310
BIOTECHNOLOGY — 3.47%
AbbVie Inc.	10,219	665,870
Alexion Pharmaceuticals Inc.[a]	1,371	166,220
Amgen Inc.	4,743	778,184

Security	Shares	Value
Biogen Inc.[a]	1,383	$378,140
Bioverativ Inc.[a]	687	37,414
Celgene Corp.[a]	4,836	601,744
Gilead Sciences Inc.	8,341	566,521
Regeneron Pharmaceuticals Inc.[a]	491	190,267
Vertex Pharmaceuticals Inc.[a]	1,547	169,164

		3,553,524
CAPITAL MARKETS — 2.85%
Bank of New York Mellon Corp. (The)	6,593	311,387
BlackRock Inc.[c]	786	301,439
Charles Schwab Corp. (The)	7,330	299,137
CME Group Inc.	2,129	252,925
Franklin Resources Inc.	2,278	95,995
Goldman Sachs Group Inc. (The)	2,428	557,760
Intercontinental Exchange Inc.	3,687	220,741
Morgan Stanley	9,004	385,731
S&P Global Inc.	1,662	217,290
State Street Corp.	2,478	197,274
Thomson Reuters Corp.	1,878	81,186

		2,920,865
CHEMICALS — 2.26%
AdvanSix Inc.[a,b]	190	5,191
Air Products & Chemicals Inc.	1,224	165,595
Dow Chemical Co. (The)	7,080	449,863
Ecolab Inc.	1,649	206,686
EI du Pont de Nemours & Co.	5,516	443,100
LyondellBasell Industries NV Class A	2,069	188,672
Monsanto Co.	2,745	310,734
PPG Industries Inc.	1,678	176,324
Praxair Inc.	1,805	214,073
Sherwin-Williams Co. (The)	504	156,336

		2,316,574
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	2,802	204,322

		204,322
COMMUNICATIONS EQUIPMENT — 1.05%
Cisco Systems Inc.	31,755	1,073,319

		1,073,319
CONSUMER FINANCE — 0.79%
American Express Co.	4,773	377,592
Capital One Financial Corp.	3,026	262,233
Discover Financial Services	2,439	166,803

		806,628

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.94%
Berkshire Hathaway Inc. Class Ba	11,931	$1,988,659

		1,988,659
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.80%
AT&T Inc.	38,870	1,615,048
Verizon Communications Inc.	25,745	1,255,069

		2,870,117
ELECTRIC UTILITIES — 1.62%
American Electric Power Co. Inc.	3,112	208,909
Duke Energy Corp.	4,346	356,416
Exelon Corp.	5,610	201,848
NextEra Energy Inc.	2,909	373,428
PG&E Corp.	3,137	208,171
Southern Co. (The)	6,257	311,473

		1,660,245
ELECTRICAL EQUIPMENT — 0.45%
Eaton Corp. PLC	2,893	214,516
Emerson Electric Co.	4,042	241,954

		456,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Corning Inc.	5,987	161,649

		161,649
ENERGY EQUIPMENT & SERVICES — 0.93%
Halliburton Co.	5,401	265,783
Schlumberger Ltd.	8,788	686,343

		952,126
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.19%
American Tower Corp.	2,656	322,810
Crown Castle International Corp.[b]	2,260	213,457
Equity Residential	2,229	138,689
Public Storage	934	204,462
Simon Property Group Inc.	1,944	334,426

		1,213,844
FOOD & STAPLES RETAILING — 2.42%
Costco Wholesale Corp.	2,750	461,148
CVS Health Corp.	6,773	531,680
Kroger Co. (The)	6,018	177,471
Sysco Corp.	3,322	172,478
Wal-Mart Stores Inc.	9,553	688,580
Walgreens Boots Alliance Inc.	5,413	449,550

		2,480,907

Security	Shares	Value
FOOD PRODUCTS — 1.11%
Archer-Daniels-Midland Co.	3,600	$165,744
General Mills Inc.	3,761	221,937
Kraft Heinz Co. (The)	3,757	341,173
Mondelez International Inc. Class A	9,429	406,201

		1,135,055
HEALTH CARE EQUIPMENT & SUPPLIES — 2.36%
Abbott Laboratories	10,763	477,985
Baxter International Inc.	3,136	162,633
Becton Dickinson and Co.	1,312	240,673
Boston Scientific Corp.[a]	8,513	211,718
Danaher Corp.	3,808	325,698
Medtronic PLC	8,856	713,440
Stryker Corp.	2,126	279,888

		2,412,035
HEALTH CARE PROVIDERS & SERVICES — 2.68%
Aetna Inc.	2,134	272,192
Anthem Inc.	1,663	275,027
Cardinal Health Inc.	2,041	166,443
Cigna Corp.	1,603	234,823
Express Scripts Holding Co.[a]	3,785	249,469
HCA Holdings Inc.[a]	1,942	172,819
Humana Inc.	935	192,741
McKesson Corp.	1,335	197,927
UnitedHealth Group Inc.	5,959	977,336

		2,738,777
HOTELS, RESTAURANTS & LEISURE — 1.65%
Carnival Corp.	2,567	151,222
Las Vegas Sands Corp.	2,281	130,177
McDonald’s Corp.	5,250	680,452
Starbucks Corp.	8,980	524,342
Yum China Holdings Inc.[a]	2,163	58,834
Yum! Brands Inc.	2,192	140,069

		1,685,096
HOUSEHOLD PRODUCTS — 2.10%
Colgate-Palmolive Co.	5,462	399,764
Kimberly-Clark Corp.	2,267	298,405
Procter & Gamble Co. (The)	16,148	1,450,898

		2,149,067
INDUSTRIAL CONGLOMERATES — 2.88%
3M Co.	3,715	710,791
General Electric Co.	54,987	1,638,613
Honeywell International Inc.	4,791	598,252

		2,947,656

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2017

Security	Shares	Value
INSURANCE — 2.38%
Aflac Inc.	2,517	$182,281
Allstate Corp. (The)	2,366	192,806
American International Group Inc.	6,418	400,676
Aon PLC	1,664	197,500
Chubb Ltd.	2,909	396,351
Marsh & McLennan Companies Inc.	3,288	242,950
MetLife Inc.	5,867	309,895
Prudential Financial Inc.	2,784	296,997
Travelers Companies Inc. (The)	1,835	221,191

		2,440,647
INTERNET & DIRECT MARKETING RETAIL — 3.04%
Amazon.com Inc.[a]	2,454	2,175,569
Netflix Inc.[a]	2,565	379,133
Priceline Group Inc. (The)[a]	313	557,130

		3,111,832
INTERNET SOFTWARE & SERVICES — 5.47%
Alphabet Inc. Class Aa	1,852	1,570,126
Alphabet Inc. Class Ca	1,872	1,552,936
eBay Inc.[a]	6,367	213,740
Facebook Inc. Class Aa	14,157	2,011,002
Yahoo! Inc.[a]	5,469	253,816

		5,601,620
IT SERVICES — 3.93%
Accenture PLC Class A	3,936	471,848
Automatic Data Processing Inc.	2,876	294,474
Cognizant Technology Solutions Corp. Class Aa	3,817	227,188
International Business Machines Corp.	5,547	965,954
MasterCard Inc. Class A	6,086	684,492
PayPal Holdings Inc.[a]	7,134	306,905
Visa Inc. Class A	12,022	1,068,395

		4,019,256
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Thermo Fisher Scientific Inc.	2,469	379,238

		379,238
MACHINERY — 0.88%
Caterpillar Inc.	3,513	325,866
Deere & Co.	1,972	214,672
Fortive Corp.	1,894	114,057
Illinois Tool Works Inc.	1,856	245,864

		900,459

Security	Shares	Value
MEDIA — 3.68%
CBS Corp. Class B NVS	2,278	$158,002
Charter Communications Inc. Class Aa	1,265	414,060
Comcast Corp. Class A	30,405	1,142,924
DISH Network Corp. Class Aa	1,368	86,854
Time Warner Inc.	4,962	484,837
Twenty-First Century Fox Inc. Class A	6,873	222,617
Twenty-First Century Fox Inc. Class B	3,086	98,073
Walt Disney Co. (The)	10,236	1,160,660

		3,768,027
MULTI-UTILITIES — 0.29%
Dominion Resources Inc./VA	3,879	300,894

		300,894
MULTILINE RETAIL — 0.19%
Target Corp.	3,490	192,613

		192,613
OIL, GAS & CONSUMABLE FUELS — 5.55%
Anadarko Petroleum Corp.	3,528	218,736
Apache Corp.	2,380	122,308
Chevron Corp.	11,861	1,273,516
ConocoPhillips	7,803	389,136
EOG Resources Inc.	3,466	338,108
Exxon Mobil Corp.	26,310	2,157,683
Kinder Morgan Inc./DE	12,103	263,119
Occidental Petroleum Corp.	4,799	304,065
Phillips 66	2,852	225,936
Pioneer Natural Resources Co.	1,028	191,444
Valero Energy Corp.	2,942	195,025

		5,679,076
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	1,352	114,636

		114,636
PHARMACEUTICALS — 6.13%
Allergan PLC	2,110	504,121
Bristol-Myers Squibb Co.	10,541	573,220
Eli Lilly & Co.	6,155	517,697
Johnson & Johnson	17,336	2,159,199
Merck & Co. Inc.	17,478	1,110,552
Mylan NVa,b	2,900	113,071
Pfizer Inc.	37,911	1,296,935

		6,274,795

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2017

Security	Shares	Value
ROAD & RAIL — 1.03%
CSX Corp.	6,017	$280,092
Norfolk Southern Corp.	1,864	208,712
Union Pacific Corp.	5,309	562,329

		1,051,133
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.85%
Applied Materials Inc.	6,871	267,282
Broadcom Ltd.	2,373	519,592
Intel Corp.	29,817	1,075,499
QUALCOMM Inc.	9,248	530,280
Texas Instruments Inc.	6,342	510,912
Versum Materials Inc.[a]	612	18,727

		2,922,292
SOFTWARE — 5.08%
Activision Blizzard Inc.	3,542	176,604
Adobe Systems Inc.[a]	3,076	400,280
Dell Technologies Inc. Class Va	1,361	87,213
Intuit Inc.	1,539	178,508
Microsoft Corp.	47,787	3,147,252
Oracle Corp.	18,667	832,735
salesforce.com Inc.[a]	4,036	332,930
VMware Inc. Class Aa,b	501	46,162

		5,201,684
SPECIALTY RETAIL — 1.90%
Home Depot Inc. (The)	7,850	1,152,615
Lowe’s Companies Inc.	5,642	463,829
TJX Companies Inc. (The)	4,159	328,894

		1,945,338
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.30%
Apple Inc.	34,580	4,967,763
Hewlett Packard Enterprise Co.	10,896	258,235
HP Inc.	10,930	195,428

		5,421,426
TEXTILES, APPAREL & LUXURY GOODS — 0.57%
NIKE Inc. Class B	8,359	465,847
VF Corp.	2,129	117,031

		582,878
TOBACCO — 2.26%
Altria Group Inc.	12,346	881,751
Philip Morris International Inc.	9,776	1,103,711
Reynolds American Inc.	5,191	327,137

		2,312,599

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
T-Mobile U.S. Inc.[a]	1,780	$114,970

		114,970

TOTAL COMMON STOCKS
(Cost: $91,984,486)		102,232,535

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	536,510	536,725
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	84,882	84,882

		621,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $621,574)		621,607

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $92,606,060)[g]		102,854,142
Other Assets, Less Liabilities — (0.48)%		(489,760)

NET ASSETS — 100.00%		$102,364,382

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $92,768,849. Net unrealized appreciation was $10,085,293, of which $14,083,615 represented gross unrealized appreciation on securities and $3,998,322 represented gross unrealized depreciation on securities.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	774	212	(200)	786	$301,439	$8,054	$1,500
PNC Financial Services Group Inc. (The)	3,204	860	(922)	3,142	377,794	7,329	12,175

					$679,233	$15,383	$13,675

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$102,232,535	$—	$—	$102,232,535
Money market funds	621,607	—	—	621,607

Total	$102,854,142	$—	$—	$102,854,142

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.93%
Boeing Co. (The)	59,494	$10,522,109
General Dynamics Corp.	10,138	1,897,833
Lockheed Martin Corp.	25,375	6,790,350
Northrop Grumman Corp.	16,551	3,936,490
Raytheon Co.	11,320	1,726,300

		24,873,082
AIR FREIGHT & LOGISTICS — 1.44%
FedEx Corp.	24,827	4,844,989
United Parcel Service Inc. Class B	69,013	7,405,095

		12,250,084
AIRLINES — 0.71%
Delta Air Lines Inc.	56,695	2,605,702
Southwest Airlines Co.	63,539	3,415,857

		6,021,559
AUTOMOBILES — 0.38%
Tesla Inc.[a,b]	11,630	3,236,629

		3,236,629
BEVERAGES — 3.65%
Coca-Cola Co. (The)	290,689	12,336,841
Constellation Brands Inc. Class A	16,476	2,670,266
Monster Beverage Corp.[a]	41,611	1,921,180
PepsiCo Inc.	125,342	14,020,756

		30,949,043
BIOTECHNOLOGY — 6.63%
AbbVie Inc.	161,397	10,516,629
Alexion Pharmaceuticals Inc.[a]	21,583	2,616,723
Amgen Inc.	74,933	12,294,257
Biogen Inc.[a]	21,838	5,970,946
Bioverativ Inc.[a]	10,872	592,089
Celgene Corp.[a]	76,635	9,535,693
Gilead Sciences Inc.	132,190	8,978,345
Regeneron Pharmaceuticals Inc.[a]	7,743	3,000,490
Vertex Pharmaceuticals Inc.[a]	24,512	2,680,387

		56,185,559
CAPITAL MARKETS — 1.05%
Charles Schwab Corp. (The)	92,365	3,769,416
Intercontinental Exchange Inc.	28,109	1,682,886
S&P Global Inc.	26,272	3,434,801

		8,887,103

Security	Shares	Value
CHEMICALS — 2.99%
AdvanSix Inc.[a]	3,025	$82,643
Air Products & Chemicals Inc.	16,936	2,291,271
Ecolab Inc.	25,993	3,257,963
EI du Pont de Nemours & Co.	87,197	7,004,535
LyondellBasell Industries NV Class A	14,462	1,318,790
Monsanto Co.	28,228	3,195,409
PPG Industries Inc.	26,384	2,772,431
Praxair Inc.	25,010	2,966,186
Sherwin-Williams Co. (The)	8,016	2,486,483

		25,375,711
COMMERCIAL SERVICES & SUPPLIES — 0.31%
Waste Management Inc.	36,428	2,656,330

		2,656,330
CONSUMER FINANCE — 0.10%
Discover Financial Services	12,732	870,742

		870,742
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
Verizon Communications Inc.	203,565	9,923,794

		9,923,794
ELECTRICAL EQUIPMENT — 0.07%
Emerson Electric Co.	10,293	616,139

		616,139
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.90%
American Tower Corp.	41,932	5,096,415
Crown Castle International Corp.	31,713	2,995,293
Public Storage	14,698	3,217,539
Simon Property Group Inc.	27,758	4,775,209

		16,084,456
FOOD & STAPLES RETAILING — 2.62%
Costco Wholesale Corp.	43,474	7,290,155
CVS Health Corp.	100,885	7,919,472
Kroger Co. (The)	94,859	2,797,392
Sysco Corp.	52,170	2,708,666
Walgreens Boots Alliance Inc.	17,691	1,469,238

		22,184,923
FOOD PRODUCTS — 0.49%
General Mills Inc.	59,289	3,498,644
Kraft Heinz Co. (The)	7,560	686,524

		4,185,168

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.65%
Abbott Laboratories	16,648	$739,337
Baxter International Inc.	5,628	291,868
Becton Dickinson and Co.	20,848	3,824,357
Boston Scientific Corp.[a]	134,348	3,341,235
Danaher Corp.	15,977	1,366,513
Stryker Corp.	33,463	4,405,404

		13,968,714
HEALTH CARE PROVIDERS & SERVICES — 3.90%
Aetna Inc.	11,365	1,449,606
Anthem Inc.	7,126	1,178,498
Cardinal Health Inc.	30,035	2,449,354
Cigna Corp.	8,450	1,237,840
Express Scripts Holding Co.[a]	52,849	3,483,278
HCA Holdings Inc.[a]	20,663	1,838,800
Humana Inc.	13,963	2,878,333
McKesson Corp.	21,122	3,131,548
UnitedHealth Group Inc.	94,225	15,453,842

		33,101,099
HOTELS, RESTAURANTS & LEISURE — 2.86%
Las Vegas Sands Corp.	36,149	2,063,023
McDonald’s Corp.	82,923	10,747,650
Starbucks Corp.	142,337	8,311,058
Yum China Holdings Inc.[a]	34,611	941,419
Yum! Brands Inc.	34,611	2,211,643

		24,274,793
HOUSEHOLD PRODUCTS — 0.61%
Colgate-Palmolive Co.	15,441	1,130,127
Kimberly-Clark Corp.	30,512	4,016,294

		5,146,421
INDUSTRIAL CONGLOMERATES — 3.04%
3M Co.	58,683	11,227,818
General Electric Co.	168,679	5,026,634
Honeywell International Inc.	75,911	9,479,007

		25,733,459
INSURANCE — 0.82%
Aon PLC	26,210	3,110,865
Marsh & McLennan Companies Inc.	51,951	3,838,659

		6,949,524
INTERNET & DIRECT MARKETING RETAIL — 5.80%
Amazon.com Inc.[a]	38,801	34,398,639
Netflix Inc.[a]	40,673	6,011,876

Security	Shares	Value
Priceline Group Inc. (The)[a]	4,936	$8,785,932

		49,196,447
INTERNET SOFTWARE & SERVICES — 9.97%
Alphabet Inc. Class Aa	29,288	24,830,367
Alphabet Inc. Class Ca	29,602	24,556,635
eBay Inc.[a]	100,674	3,379,626
Facebook Inc. Class Aa	223,858	31,799,029

		84,565,657
IT SERVICES — 6.93%
Accenture PLC Class A	62,238	7,461,091
Automatic Data Processing Inc.	45,502	4,658,950
Cognizant Technology Solutions Corp. Class Aa	60,194	3,582,747
International Business Machines Corp.	60,254	10,492,632
MasterCard Inc. Class A	96,122	10,810,841
PayPal Holdings Inc.[a]	112,590	4,843,622
Visa Inc. Class A	190,090	16,893,298

		58,743,181
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Thermo Fisher Scientific Inc.	17,750	2,726,400

		2,726,400
MACHINERY — 0.61%
Deere & Co.	7,721	840,508
Fortive Corp.	7,949	478,689
Illinois Tool Works Inc.	29,290	3,880,046

		5,199,243
MEDIA — 6.38%
CBS Corp. Class B NVS	36,016	2,498,070
Charter Communications Inc. Class Aa	19,972	6,537,235
Comcast Corp. Class A	444,715	16,716,837
DISH Network Corp. Class Aa	16,806	1,067,013
Time Warner Inc.	51,583	5,040,175
Twenty-First Century Fox Inc. Class A	83,946	2,719,011
Twenty-First Century Fox Inc. Class B	37,565	1,193,815
Walt Disney Co. (The)	161,861	18,353,419

		54,125,575
MULTI-UTILITIES — 0.04%
Dominion Resources Inc./VA	3,803	294,999

		294,999

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2017

Security	Shares	Value
MULTILINE RETAIL — 0.04%
Target Corp.	6,336	$349,684

		349,684
OIL, GAS & CONSUMABLE FUELS — 0.23%
Apache Corp.	26,113	1,341,947
EOG Resources Inc.	6,109	595,933

		1,937,880
PERSONAL PRODUCTS — 0.22%
Estee Lauder Companies Inc. (The) Class A	21,533	1,825,783

		1,825,783
PHARMACEUTICALS — 3.52%
Allergan PLC	19,757	4,720,342
Bristol-Myers Squibb Co.	166,595	9,059,436
Eli Lilly & Co.	97,304	8,184,240
Johnson & Johnson	47,453	5,910,271
Mylan NVa	14,358	559,818
Pfizer Inc.	42,046	1,438,394

		29,872,501
ROAD & RAIL — 0.17%
Union Pacific Corp.	13,233	1,401,639

		1,401,639
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Applied Materials Inc.	77,587	3,018,134
Broadcom Ltd.	37,603	8,233,553
Intel Corp.	42,498	1,532,903
QUALCOMM Inc.	30,277	1,736,083
Texas Instruments Inc.	100,259	8,076,865
Versum Materials Inc.[a]	8,473	259,274

		22,856,812
SOFTWARE — 8.09%
Activision Blizzard Inc.	55,720	2,778,199
Adobe Systems Inc.[a]	48,661	6,332,256
Dell Technologies Inc. Class Va	2,277	145,910
Intuit Inc.	24,228	2,810,206
Microsoft Corp.	755,623	49,765,331
Oracle Corp.	28,799	1,284,723
salesforce.com Inc.[a]	63,868	5,268,471
VMware Inc. Class Aa,b	2,520	232,193

		68,617,289
SPECIALTY RETAIL — 3.63%
Home Depot Inc. (The)	124,130	18,226,008

Security	Shares	Value
Lowe’s Companies Inc.	89,242	$7,336,585
TJX Companies Inc. (The)	65,960	5,216,117

		30,778,710
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.49%
Apple Inc.	500,860	71,953,548

		71,953,548
TEXTILES, APPAREL & LUXURY GOODS — 1.09%
NIKE Inc. Class B	132,192	7,367,060
VF Corp.	33,841	1,860,240

		9,227,300
TOBACCO — 2.24%
Altria Group Inc.	195,138	13,936,756
Philip Morris International Inc.	16,517	1,864,769
Reynolds American Inc.	50,755	3,198,580

		19,000,105
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	17,455	1,127,418

		1,127,418

TOTAL COMMON STOCKS
(Cost: $639,006,567)		847,274,503

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	3,507,226	3,508,629
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	623,847	623,847

		4,132,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,131,961)		4,132,476

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $643,138,528)[f]	$851,406,979
Other Assets, Less Liabilities — (0.41)%	(3,486,072)

NET ASSETS — 100.00%	$847,920,907

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $645,757,427. Net unrealized appreciation was $205,649,552, of which $214,497,874 represented gross unrealized appreciation on securities and $8,848,322 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,330	105	(3,435)	—	$—	$7,513	$286,509

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$847,274,503	$—	$—	$847,274,503
Money market funds	4,132,476	—	—	4,132,476

Total	$851,406,979	$—	$—	$851,406,979

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.83%
General Dynamics Corp.	4,166	$779,875
Raytheon Co.	5,365	818,163
United Technologies Corp.	22,758	2,553,675

		4,151,713
AIRLINES — 0.10%
Delta Air Lines Inc.	4,972	228,513

		228,513
AUTOMOBILES — 1.25%
Ford Motor Co.	113,920	1,326,029
General Motors Co.	41,112	1,453,720
Tesla Inc.[a,b]	205	57,052

		2,836,801
BANKS — 15.05%
Bank of America Corp.	301,408	7,110,215
BB&T Corp.	23,852	1,066,184
Citigroup Inc.	81,327	4,864,981
JPMorgan Chase & Co.	106,756	9,377,447
PNC Financial Services Group Inc. (The)[c]	14,601	1,755,624
U.S. Bancorp.	47,600	2,451,400
Wells Fargo & Co.	134,004	7,458,663

		34,084,514
BEVERAGES — 0.81%
Coca-Cola Co. (The)	28,818	1,223,036
PepsiCo Inc.	5,512	616,572

		1,839,608
CAPITAL MARKETS — 4.85%
Bank of New York Mellon Corp. (The)	30,706	1,450,244
BlackRock Inc.[c]	3,652	1,400,578
Charles Schwab Corp. (The)	6,965	284,242
CME Group Inc.	9,907	1,176,952
Franklin Resources Inc.	10,522	443,397
Goldman Sachs Group Inc. (The)	11,307	2,597,444
Intercontinental Exchange Inc.	9,016	539,788
Morgan Stanley	41,835	1,792,211
State Street Corp.	11,524	917,426
Thomson Reuters Corp.	8,756	378,522

		10,980,804
CHEMICALS — 1.46%
Air Products & Chemicals Inc.	734	99,303
Dow Chemical Co. (The)	32,891	2,089,894

Security	Shares	Value
LyondellBasell Industries NV Class A	5,383	$490,876
Monsanto Co.	4,497	509,060
Praxair Inc.	1,013	120,142

		3,309,275
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	2,262	164,945

		164,945
COMMUNICATIONS EQUIPMENT — 2.20%
Cisco Systems Inc.	147,604	4,989,015

		4,989,015
CONSUMER FINANCE — 1.54%
American Express Co.	22,185	1,755,055
Capital One Financial Corp.	14,099	1,221,819
Discover Financial Services	7,619	521,064

		3,497,938
DIVERSIFIED FINANCIAL SERVICES — 4.08%
Berkshire Hathaway Inc. Class Ba	55,457	9,243,573

		9,243,573
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.60%
AT&T Inc.	180,677	7,507,129
Verizon Communications Inc.	59,834	2,916,908

		10,424,037
ELECTRIC UTILITIES — 3.40%
American Electric Power Co. Inc.	14,448	969,894
Duke Energy Corp.	20,221	1,658,324
Exelon Corp.	25,930	932,961
NextEra Energy Inc.	13,506	1,733,765
PG&E Corp.	14,515	963,216
Southern Co. (The)	29,084	1,447,802

		7,705,962
ELECTRICAL EQUIPMENT — 0.85%
Eaton Corp. PLC	13,367	991,163
Emerson Electric Co.	15,694	939,443

		1,930,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
Corning Inc.	27,803	750,681

		750,681
ENERGY EQUIPMENT & SERVICES — 1.95%
Halliburton Co.	25,141	1,237,189
Schlumberger Ltd.	40,811	3,187,339

		4,424,528

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.40%
Crown Castle International Corp.	1,197	$113,057
Equity Residential	10,450	650,199
Simon Property Group Inc.	848	145,881

		909,137
FOOD & STAPLES RETAILING — 2.21%
CVS Health Corp.	1,821	142,948
Wal-Mart Stores Inc.	44,360	3,197,469
Walgreens Boots Alliance Inc.	20,021	1,662,744

		5,003,161
FOOD PRODUCTS — 1.79%
Archer-Daniels-Midland Co.	16,802	773,564
Kraft Heinz Co. (The)	15,251	1,384,943
Mondelez International Inc. Class A	43,798	1,886,818

		4,045,325
HEALTH CARE EQUIPMENT & SUPPLIES — 3.14%
Abbott Laboratories	45,212	2,007,865
Baxter International Inc.	12,942	671,172
Danaher Corp.	13,077	1,118,476
Medtronic PLC	41,122	3,312,788

		7,110,301
HEALTH CARE PROVIDERS & SERVICES — 1.33%
Aetna Inc.	6,582	839,534
Anthem Inc.	5,595	925,301
Cardinal Health Inc.	690	56,270
Cigna Corp.	4,945	724,393
Express Scripts Holding Co.[a]	2,169	142,959
HCA Holdings Inc.[a]	2,900	258,071
Humana Inc.	260	53,596

		3,000,124
HOTELS, RESTAURANTS & LEISURE — 0.31%
Carnival Corp.	11,950	703,975

		703,975
HOUSEHOLD PRODUCTS — 3.74%
Colgate-Palmolive Co.	20,899	1,529,598
Kimberly-Clark Corp.	1,562	205,606
Procter & Gamble Co. (The)	75,057	6,743,871

		8,479,075
INDUSTRIAL CONGLOMERATES — 2.71%
General Electric Co.	206,007	6,139,009

		6,139,009

Security	Shares	Value
INSURANCE — 4.11%
Aflac Inc.	11,748	$850,790
Allstate Corp. (The)	10,929	890,604
American International Group Inc.	29,847	1,863,348
Chubb Ltd.	13,550	1,846,188
MetLife Inc.	27,280	1,440,930
Prudential Financial Inc.	12,962	1,382,786
Travelers Companies Inc. (The)	8,568	1,032,787

		9,307,433
INTERNET SOFTWARE & SERVICES — 0.52%
Yahoo! Inc.[a]	25,427	1,180,067

		1,180,067
IT SERVICES — 0.62%
International Business Machines Corp.	8,077	1,406,529

		1,406,529
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Thermo Fisher Scientific Inc.	6,252	960,307

		960,307
MACHINERY — 1.18%
Caterpillar Inc.	16,355	1,517,090
Deere & Co.	6,925	753,856
Fortive Corp.	6,511	392,092

		2,663,038
MEDIA — 0.71%
Comcast Corp. Class A	10,548	396,499
DISH Network Corp. Class Aa	1,444	91,679
Time Warner Inc.	7,915	773,375
Twenty-First Century Fox Inc. Class A	7,176	232,431
Twenty-First Century Fox Inc. Class B	3,194	101,505

		1,595,489
MULTI-UTILITIES — 0.58%
Dominion Resources Inc./VA	16,930	1,313,260

		1,313,260
MULTILINE RETAIL — 0.35%
Target Corp.	14,471	798,654

		798,654
OIL, GAS & CONSUMABLE FUELS — 11.41%
Anadarko Petroleum Corp.	16,397	1,016,614
Apache Corp.	3,441	176,833
Chevron Corp.	55,130	5,919,308
ConocoPhillips	36,353	1,812,924
EOG Resources Inc.	14,319	1,396,818

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2017

Security	Shares	Value
Exxon Mobil Corp.	122,292	$10,029,167
Kinder Morgan Inc./DE	56,424	1,226,658
Occidental Petroleum Corp.	22,368	1,417,237
Phillips 66	13,233	1,048,318
Pioneer Natural Resources Co.	4,751	884,779
Valero Energy Corp.	13,727	909,963

		25,838,619
PHARMACEUTICALS — 9.00%
Allergan PLC	3,992	953,769
Johnson & Johnson	66,641	8,300,136
Merck & Co. Inc.	81,242	5,162,117
Mylan NVa	9,125	355,784
Pfizer Inc.	163,881	5,606,369

		20,378,175
ROAD & RAIL — 1.98%
CSX Corp.	27,989	1,302,888
Norfolk Southern Corp.	8,666	970,332
Union Pacific Corp.	20,846	2,208,008

		4,481,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Applied Materials Inc.	9,112	354,457
Intel Corp.	126,120	4,549,148
QUALCOMM Inc.	34,153	1,958,333
Versum Materials Inc.[a]	367	11,230

		6,873,168
SOFTWARE — 1.77%
Dell Technologies Inc. Class Va	5,706	365,640
Oracle Corp.	78,225	3,489,617
VMware Inc. Class Aa,b	1,626	149,820

		4,005,077
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.79%
Apple Inc.	13,502	1,939,697
Hewlett Packard Enterprise Co.	50,705	1,201,708
HP Inc.	50,554	903,906

		4,045,311
TOBACCO — 2.28%
Philip Morris International Inc.	40,577	4,581,144
Reynolds American Inc.	9,314	586,968

		5,168,112

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[a]	3,198	$206,559

		206,559

TOTAL COMMON STOCKS
(Cost: $205,436,520)		226,173,646

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	209,703	209,788
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	164,007	164,007

		373,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,788)		373,795

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $205,810,308)[g]		226,547,441
Other Assets, Less Liabilities — (0.01)%		(26,982)

NET ASSETS — 100.00%		$226,520,459

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $206,824,037. Net unrealized appreciation was $19,723,404, of which $26,910,318 represented gross unrealized appreciation on securities and $7,186,914 represented gross unrealized depreciation on securities.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	2,142	1,812	(302)	3,652	$1,400,578	$27,077	$10,358
PNC Financial Services Group Inc. (The)	12,970	3,733	(2,102)	14,601	1,755,624	26,272	2,373

					$3,156,202	$53,349	$12,731

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$226,173,646	$—	$—	$226,173,646
Money market funds	373,795	—	—	373,795

Total	$226,547,441	$—	$—	$226,547,441

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	460,812	$81,499,210	0.47%
United Technologies Corp.	599,938	67,319,043	0.38
Other securities[a]		233,171,785	1.33

		381,990,038	2.18
AIR FREIGHT & LOGISTICS
Other securities[a]		111,371,807	0.64

		111,371,807	0.64
AIRLINES
Other securities[a]		106,145,358	0.61

		106,145,358	0.61
AUTO COMPONENTS
Other securities[a]		50,887,515	0.29

		50,887,515	0.29
AUTOMOBILES
Other securities[a]		112,073,944	0.64

		112,073,944	0.64
BANKS
Bank of America Corp.	7,940,925	187,326,421	1.07
Citigroup Inc.	2,142,652	128,173,443	0.73
JPMorgan Chase & Co.	2,812,607	247,059,399	1.41
PNC Financial Services Group Inc. (The)[b]	384,785	46,266,548	0.26
Wells Fargo & Co.	3,530,488	196,506,962	1.12
Other securities[a]		296,778,473	1.71

		1,102,111,246	6.30
BEVERAGES
Coca-Cola Co. (The)	3,009,753	127,733,917	0.73
PepsiCo Inc.	1,115,789	124,812,157	0.71
Other securities[a]		70,887,913	0.41

		323,433,987	1.85
BIOTECHNOLOGY
AbbVie Inc.	1,250,110	81,457,168	0.47
Amgen Inc.	580,335	95,215,563	0.54
Celgene Corp.[c]	593,611	73,863,017	0.42
Gilead Sciences Inc.	1,023,977	69,548,518	0.40
Other securities[a]		178,091,724	1.02

		498,175,990	2.85

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$71,210,197	0.41%

		71,210,197	0.41
CAPITAL MARKETS
BlackRock Inc.[b]	96,214	36,899,031	0.21
Goldman Sachs Group Inc. (The)	298,061	68,470,573	0.39
Other securities[a]		401,047,382	2.29

		506,416,986	2.89
CHEMICALS
Other securities[a]		383,700,035	2.19

		383,700,035	2.19
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		69,264,402	0.39

		69,264,402	0.39
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	3,888,790	131,441,102	0.75
Other securities[a]		62,127,039	0.36

		193,568,141	1.11
CONSTRUCTION & ENGINEERING
Other securities[a]		25,922,821	0.15

		25,922,821	0.15
CONSTRUCTION MATERIALS
Other securities[a]		26,527,162	0.15

		26,527,162	0.15
CONSUMER FINANCE
Other securities[a]		138,850,817	0.79

		138,850,817	0.79
CONTAINERS & PACKAGING
Other securities[a]		83,391,978	0.48

		83,391,978	0.48
DISTRIBUTORS
Other securities[a]		20,892,679	0.12

		20,892,679	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		14,562,556	0.08

		14,562,556	0.08
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	1,461,086	243,533,814	1.39
Other securities[a]		12,247,986	0.07

		255,781,800	1.46

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	4,760,119	$197,782,944	1.13%
Verizon Communications Inc.	3,152,804	153,699,195	0.88
Other securities[a]		28,595,753	0.16

		380,077,892	2.17
ELECTRIC UTILITIES
Other securities[a]		329,942,979	1.88

		329,942,979	1.88
ELECTRICAL EQUIPMENT
Other securities[a]		95,615,241	0.55

		95,615,241	0.55
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		91,093,645	0.52

		91,093,645	0.52
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	1,075,276	83,979,056	0.48
Other securities[a]		95,586,050	0.55

		179,565,106	1.03
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		629,362,611	3.60

		629,362,611	3.60
FOOD & STAPLES RETAILING
CVS Health Corp.	829,521	65,117,398	0.37
Wal-Mart Stores Inc.	1,168,788	84,246,239	0.48
Other securities[a]		171,800,894	0.98

		321,164,531	1.83
FOOD PRODUCTS
Other securities[a]		288,466,663	1.65

		288,466,663	1.65
GAS UTILITIES
Other securities[a]		16,011,621	0.09

		16,011,621	0.09
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	1,083,405	87,279,107	0.50
Other securities[a]		363,706,585	2.08

		450,985,692	2.58
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	729,744	119,685,313	0.68
Other securities[a]		317,292,800	1.82

		436,978,113	2.50

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$22,760,273	0.13%

		22,760,273	0.13
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	642,272	83,244,874	0.48
Other securities[a]		256,425,631	1.46

		339,670,505	1.94
HOUSEHOLD DURABLES
Other securities[a]		85,735,879	0.49

		85,735,879	0.49
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	1,977,469	177,675,590	1.02
Other securities[a]		114,357,342	0.65

		292,032,932	1.67
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		13,276,656	0.08

		13,276,656	0.08
INDUSTRIAL CONGLOMERATES
3M Co.	454,478	86,955,276	0.50
General Electric Co.	6,733,846	200,668,611	1.15
Honeywell International Inc.	588,000	73,423,560	0.42
Other securities[a]		20,968,037	0.11

		382,015,484	2.18
INSURANCE
Other securities[a]		514,623,402	2.94

		514,623,402	2.94
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	300,498	266,403,497	1.52
Priceline Group Inc. (The)[c]	38,236	68,058,933	0.39
Other securities[a]		74,670,326	0.43

		409,132,756	2.34
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	226,828	192,304,778	1.10
Alphabet Inc. Class Cc	229,258	190,183,267	1.09
Facebook Inc. Class Ac	1,733,712	246,273,790	1.41
Other securities[a]		98,294,974	0.55

		727,056,809	4.15

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	679,241	$118,283,028	0.68%
MasterCard Inc. Class A	744,476	83,731,216	0.48
Visa Inc. Class A	1,472,187	130,833,259	0.75
Other securities[a]		340,197,018	1.93

		673,044,521	3.84
LEISURE PRODUCTS
Other securities[a]		24,352,159	0.14

		24,352,159	0.14
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		129,843,855	0.74

		129,843,855	0.74
MACHINERY
Other securities[a]		305,020,361	1.74

		305,020,361	1.74
MARINE
Other securities[a]		2,834,346	0.02

		2,834,346	0.02
MEDIA
Comcast Corp. Class A	3,723,430	139,963,734	0.80
Walt Disney Co. (The)	1,253,562	142,141,395	0.81
Other securities[a]		284,549,910	1.63

		566,655,039	3.24
METALS & MINING
Other securities[a]		69,640,516	0.40

		69,640,516	0.40
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		25,904,922	0.15

		25,904,922	0.15
MULTI-UTILITIES
Other securities[a]		171,530,593	0.98

		171,530,593	0.98
MULTILINE RETAIL
Other securities[a]		71,737,372	0.41

		71,737,372	0.41
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	1,452,461	155,950,738	0.89
Exxon Mobil Corp.	3,221,913	264,229,085	1.51

Security	Shares	Value	% of Net Assets
Other securities[a]		$503,046,632	2.87%

		923,226,455	5.27
PAPER & FOREST PRODUCTS
Other securities[a]		1,721,224	0.01

		1,721,224	0.01
PERSONAL PRODUCTS
Other securities[a]		29,451,146	0.17

		29,451,146	0.17
PHARMACEUTICALS
Bristol-Myers Squibb Co.	1,290,487	70,176,683	0.40
Johnson & Johnson	2,122,997	264,419,276	1.51
Merck & Co. Inc.	2,140,417	136,002,096	0.78
Pfizer Inc.	4,642,591	158,823,038	0.91
Other securities[a]		172,031,417	0.98

		801,452,510	4.58
PROFESSIONAL SERVICES
Other securities[a]		48,165,439	0.27

		48,165,439	0.27
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		18,339,849	0.10

		18,339,849	0.10
ROAD & RAIL
Union Pacific Corp.	651,800	69,038,656	0.39
Other securities[a]		91,305,339	0.53

		160,343,995	0.92
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	3,651,378	131,705,204	0.75
Other securities[a]		418,178,423	2.39

		549,883,627	3.14
SOFTWARE
Microsoft Corp.	5,852,060	385,416,672	2.20
Oracle Corp.	2,284,829	101,926,222	0.58
Other securities[a]		317,349,200	1.82

		804,692,094	4.60
SPECIALTY RETAIL
Home Depot Inc. (The)	961,344	141,154,139	0.81
Other securities[a]		271,607,329	1.55

		412,761,468	2.36

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	4,234,718	$608,359,588	3.48%
Other securities[a]		92,240,760	0.52

		700,600,348	4.00
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		118,657,306	0.68

		118,657,306	0.68
THRIFTS & MORTGAGE FINANCE
Other securities[a]		5,818,923	0.03

		5,818,923	0.03
TOBACCO
Altria Group Inc.	1,511,282	107,935,761	0.62
Philip Morris International Inc.	1,197,127	135,155,638	0.77
Other securities[a]		40,272,931	0.23

		283,364,330	1.62
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		48,839,903	0.28

		48,839,903	0.28
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		4,619,974	0.03

		4,619,974	0.03
WATER UTILITIES
Other securities[a]		14,993,854	0.08

		14,993,854	0.08
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		21,519,709	0.12

		21,519,709	0.12

TOTAL COMMON STOCKS
(Cost: $15,105,472,043)		17,470,864,087	99.82

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	277,541,915	$277,652,932	1.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	27,481,881	27,481,881	0.16

		305,134,813	1.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $305,043,250)		305,134,813	1.74

TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,410,515,293)[g]		17,775,998,900	101.56
Other Assets, Less Liabilities		(273,252,613)	(1.56)

NET ASSETS		$17,502,746,287	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $15,657,239,022. Net unrealized appreciation was $2,118,759,878, of which $2,934,398,791 represented gross unrealized appreciation on securities and $815,638,913 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	91,162	24,593	(19,541)	96,214	$36,899,031	$893,404	$3,101,432
PNC Financial Services Group Inc. (The)	376,337	97,440	(88,992)	384,785	46,266,548	823,031	1,820,808

					$83,165,579	$1,716,435	$4,922,240

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	235	Jun. 2017	Chicago Mercantile	$27,722,614	$27,720,600	$(2,014)
S&P MidCap 400 E-Mini	14	Jun. 2017	Chicago Mercantile	2,392,122	2,405,480	13,358

				Net unrealized appreciation		$11,344

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,470,864,087	$—	$—	$17,470,864,087
Money market funds	305,134,813	—	—	305,134,813

Total	$17,775,998,900	$—	$—	$17,775,998,900

Derivative financial instruments[a]:
Assets:
Futures contracts	$13,358	$—	$—	$13,358
Liabilities:
Futures contracts	(2,014)	—	—	(2,014)

Total	$11,344	$—	$—	$11,344

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	1,795,463	$317,545,586	0.93%
Lockheed Martin Corp.	765,285	204,790,266	0.60
Other securities[a]		407,184,375	1.18

		929,520,227	2.71
AIR FREIGHT & LOGISTICS
FedEx Corp.	751,371	146,630,051	0.43
United Parcel Service Inc. Class B	2,081,371	223,331,108	0.65
Other securities[a]		54,560,495	0.16

		424,521,654	1.24
AIRLINES
Other securities[a]		210,993,287	0.61

		210,993,287	0.61
AUTO COMPONENTS
Other securities[a]		119,857,304	0.35

		119,857,304	0.35
AUTOMOBILES
Other securities[a]		144,723,098	0.42

		144,723,098	0.42
BANKS
Other securities[a]		100,546,349	0.29

		100,546,349	0.29
BEVERAGES
Coca-Cola Co. (The)	8,772,807	372,317,929	1.09
PepsiCo Inc.	3,782,749	423,138,303	1.23
Other securities[a]		224,848,031	0.65

		1,020,304,263	2.97
BIOTECHNOLOGY
AbbVie Inc.	4,870,859	317,385,172	0.93
Amgen Inc.	2,261,436	371,033,805	1.08
Biogen Inc.[b]	658,777	180,122,807	0.53
Celgene Corp.[b]	2,312,367	287,727,826	0.84
Gilead Sciences Inc.	3,988,189	270,877,797	0.79
Other securities[a]		498,882,406	1.44

		1,926,029,813	5.61
BUILDING PRODUCTS
Other securities[a]		137,568,864	0.40

		137,568,864	0.40
CAPITAL MARKETS
Other securities[a]		570,399,344	1.66

		570,399,344	1.66

Security	Shares	Value	% of Net Assets
CHEMICALS
EI du Pont de Nemours & Co.	2,631,239	$211,367,429	0.62%
Other securities[a]		706,364,508	2.06

		917,731,937	2.68
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		196,921,414	0.57

		196,921,414	0.57
COMMUNICATIONS EQUIPMENT
Other securities[a]		97,998,628	0.29

		97,998,628	0.29
CONSTRUCTION & ENGINEERING
Other securities[a]		12,526,201	0.04

		12,526,201	0.04
CONSTRUCTION MATERIALS
Other securities[a]		95,818,073	0.28

		95,818,073	0.28
CONSUMER FINANCE
Other securities[a]		31,139,756	0.09

		31,139,756	0.09
CONTAINERS & PACKAGING
Other securities[a]		179,938,898	0.52

		179,938,898	0.52
DISTRIBUTORS
Other securities[a]		79,463,948	0.23

		79,463,948	0.23
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		34,292,822	0.10

		34,292,822	0.10
DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications Inc.	6,142,892	299,465,985	0.87
Other securities[a]		16,267,175	0.05

		315,733,160	0.92
ELECTRICAL EQUIPMENT
Other securities[a]		113,094,540	0.33

		113,094,540	0.33
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		169,880,679	0.50

		169,880,679	0.50

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
American Tower Corp.	1,268,819	$154,212,261	0.45%
Other securities[a]		762,413,424	2.22

		916,625,685	2.67
FOOD & STAPLES RETAILING
Costco Wholesale Corp.	1,311,112	219,860,371	0.64
CVS Health Corp.	3,042,985	238,874,322	0.70
Other securities[a]		254,468,895	0.74

		713,203,588	2.08
FOOD PRODUCTS
Other securities[a]		496,296,042	1.45

		496,296,042	1.45
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		915,970,038	2.67

		915,970,038	2.67
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	2,843,656	466,388,021	1.36
Other securities[a]		772,744,465	2.25

		1,239,132,486	3.61
HEALTH CARE TECHNOLOGY
Other securities[a]		81,955,534	0.24

		81,955,534	0.24
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	2,502,569	324,357,968	0.95
Starbucks Corp.	4,293,591	250,702,778	0.73
Other securities[a]		504,920,922	1.47

		1,079,981,668	3.15
HOUSEHOLD DURABLES
Other securities[a]		211,897,243	0.62

		211,897,243	0.62
HOUSEHOLD PRODUCTS
Other securities[a]		251,705,620	0.73

		251,705,620	0.73
INDUSTRIAL CONGLOMERATES
3M Co.	1,771,003	338,846,004	0.99
General Electric Co.	5,090,811	151,706,168	0.44
Honeywell International Inc.	2,290,510	286,015,983	0.83
Other securities[a]		37,482,929	0.11

		814,051,084	2.37

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$265,584,469	0.77%

		265,584,469	0.77
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[b]	1,170,976	1,038,117,063	3.03
Netflix Inc.[b]	1,227,080	181,374,695	0.53
Priceline Group Inc. (The)[b,c]	148,902	265,041,093	0.77
Other securities[a]		82,685,897	0.24

		1,567,218,748	4.57
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ab	883,897	749,367,877	2.18
Alphabet Inc. Class Cb	893,367	741,101,529	2.16
Facebook Inc. Class Ab	6,755,900	959,675,595	2.80
Other securities[a]		241,282,859	0.71

		2,691,427,860	7.85
IT SERVICES
Accenture PLC Class A	1,877,056	225,021,473	0.66
International Business Machines Corp.	1,818,390	316,654,435	0.92
MasterCard Inc. Class A	2,900,901	326,264,335	0.95
Visa Inc. Class A	5,736,793	509,828,794	1.49
Other securities[a]		986,400,866	2.87

		2,364,169,903	6.89
LEISURE PRODUCTS
Other securities[a]		89,027,982	0.26

		89,027,982	0.26
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		308,514,268	0.90

		308,514,268	0.90
MACHINERY
Other securities[a]		415,812,313	1.21

		415,812,313	1.21
MEDIA
Charter Communications Inc. Class Ab	602,888	197,337,300	0.58
Comcast Corp. Class A	13,421,191	504,502,570	1.47

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Time Warner Inc.	1,556,188	$152,055,129	0.44%
Walt Disney Co. (The)	4,884,859	553,894,162	1.61
Other securities[a]		489,805,779	1.43

		1,897,594,940	5.53
METALS & MINING
Other securities[a]		20,121,794	0.06

		20,121,794	0.06
MULTI-UTILITIES
Other securities[a]		8,820,252	0.03

		8,820,252	0.03
MULTILINE RETAIL
Other securities[a]		140,800,585	0.41

		140,800,585	0.41
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		171,211,957	0.50

		171,211,957	0.50
PERSONAL PRODUCTS
Other securities[a]		71,912,841	0.21

		71,912,841	0.21
PHARMACEUTICALS
Bristol-Myers Squibb Co.	5,026,622	273,347,704	0.80
Eli Lilly & Co.	2,935,197	246,879,420	0.72
Johnson & Johnson	1,431,784	178,328,697	0.52
Other securities[a]		281,804,708	0.82

		980,360,529	2.86
PROFESSIONAL SERVICES
Other securities[a]		150,381,219	0.44

		150,381,219	0.44
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		31,259,511	0.09

		31,259,511	0.09
ROAD & RAIL
Other securities[a]		100,121,144	0.29

		100,121,144	0.29
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Broadcom Ltd.	1,134,313	248,369,175	0.72
NVIDIA Corp.	1,530,831	166,753,421	0.49
Texas Instruments Inc.	3,024,237	243,632,533	0.71
Other securities[a]		454,602,658	1.33

		1,113,357,787	3.25

Security	Shares	Value	% of Net Assets
SOFTWARE
Adobe Systems Inc.[b]	1,467,771	$191,001,040	0.56%
Microsoft Corp.	22,804,197	1,501,884,414	4.38
salesforce.com Inc.[b]	1,926,323	158,902,384	0.46
Other securities[a]		712,787,484	2.08

		2,564,575,322	7.48
SPECIALTY RETAIL
Home Depot Inc. (The)	3,746,146	550,046,617	1.60
Lowe’s Companies Inc.	2,691,438	221,263,118	0.65
TJX Companies Inc. (The)	1,989,810	157,354,175	0.46
Other securities[a]		474,733,109	1.38

		1,403,397,019	4.09
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	15,115,626	2,171,510,831	6.33
Other securities[a]		16,893,104	0.05

		2,188,403,935	6.38
TEXTILES, APPAREL & LUXURY GOODS
NIKE Inc. Class B	3,986,844	222,186,816	0.65
Other securities[a]		174,623,685	0.51

		396,810,501	1.16
TOBACCO
Altria Group Inc.	5,889,135	420,602,021	1.23
Other securities[a]		152,931,532	0.44

		573,533,553	1.67
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		159,780,626	0.47

		159,780,626	0.47
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		34,097,836	0.10

		34,097,836	0.10

TOTAL COMMON STOCKS
(Cost: $25,592,756,728)		34,258,120,141	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	829,980,168	830,312,160	2.42

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	42,235,903	$42,235,903	0.12%

		872,548,063	2.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $872,280,938)		872,548,063	2.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,465,037,666)[g]		35,130,668,204	102.41
Other Assets, Less Liabilities		(826,147,783)	(2.41)

NET ASSETS		$34,304,520,421	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $26,620,771,726. Net unrealized appreciation was $8,509,896,478, of which $9,144,327,245 represented gross unrealized appreciation on securities and $634,430,767 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	112,557	3,045	(115,602)	—	$—	$255,310	$11,022,862

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	363	Jun. 2017	Chicago Mercantile	$42,854,756	$42,819,480	$(35,276)

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$34,258,120,141	$—	$—	$34,258,120,141
Money market funds	872,548,063	—	—	872,548,063

Total	$35,130,668,204	$—	$—	$35,130,668,204

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(35,276)	$—	$—	$(35,276)

Total	$(35,276)	$—	$—	$(35,276)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
United Technologies Corp.	2,516,013	$282,321,819	0.77%
Other securities[a]		319,002,468	0.88

		601,324,287	1.65
AIR FREIGHT & LOGISTICS
Other securities[a]		9,805,421	0.03

		9,805,421	0.03
AIRLINES
Other securities[a]		218,490,966	0.60

		218,490,966	0.60
AUTO COMPONENTS
Other securities[a]		84,576,421	0.23

		84,576,421	0.23
AUTOMOBILES
Ford Motor Co.	12,581,131	146,444,365	0.40
General Motors Co.	4,541,572	160,589,986	0.44
Other securities[a]		6,402,013	0.02

		313,436,364	0.86
BANKS
Bank of America Corp.	33,321,890	786,063,385	2.15
Citigroup Inc.	8,991,044	537,844,252	1.47
JPMorgan Chase & Co.	11,802,324	1,036,716,140	2.84
PNC Financial Services Group Inc. (The)[b]	1,617,395	194,475,575	0.53
U.S. Bancorp.	5,262,407	271,013,960	0.74
Wells Fargo & Co.	14,814,713	824,586,926	2.26
Other securities[a]		868,055,175	2.39

		4,518,755,413	12.38
BEVERAGES
Other securities[a]		258,987,842	0.71

		258,987,842	0.71
BIOTECHNOLOGY
Other securities[a]		16,607,381	0.05

		16,607,381	0.05
BUILDING PRODUCTS
Other securities[a]		151,071,552	0.41

		151,071,552	0.41

Security	Shares	Value	% of Net Assets
CAPITAL MARKETS
Bank of New York Mellon Corp. (The)	3,391,945	$160,201,562	0.44%
BlackRock Inc.[b]	403,755	154,844,080	0.42
Goldman Sachs Group Inc. (The)	1,250,053	287,162,175	0.79
Morgan Stanley	4,624,127	198,097,601	0.54
Other securities[a]		707,334,629	1.94

		1,507,640,047	4.13
CHEMICALS
Dow Chemical Co. (The)	3,636,180	231,042,877	0.63
Other securities[a]		392,141,302	1.08

		623,184,179	1.71
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		77,431,767	0.21

		77,431,767	0.21
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	16,318,227	551,556,072	1.51
Other securities[a]		156,079,193	0.43

		707,635,265	1.94
CONSTRUCTION & ENGINEERING
Other securities[a]		94,426,457	0.26

		94,426,457	0.26
CONSTRUCTION MATERIALS
Other securities[a]		7,760,660	0.02

		7,760,660	0.02
CONSUMER FINANCE
American Express Co.	2,452,623	194,027,006	0.53
Other securities[a]		354,717,570	0.97

		548,744,576	1.50
CONTAINERS & PACKAGING
Other securities[a]		155,849,950	0.43

		155,849,950	0.43
DISTRIBUTORS
Other securities[a]		2,445,908	0.01

		2,445,908	0.01
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		23,885,382	0.07

		23,885,382	0.07

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	6,131,041	$1,021,921,914	2.80%
Other securities[a]		50,826,105	0.14

		1,072,748,019	2.94
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	19,974,518	829,941,223	2.27
Verizon Communications Inc.	6,614,935	322,478,081	0.88
Other securities[a]		103,363,012	0.29

		1,255,782,316	3.44
ELECTRIC UTILITIES
Duke Energy Corp.	2,234,660	183,264,467	0.50
NextEra Energy Inc.	1,492,727	191,621,365	0.52
Southern Co. (The)	3,215,384	160,061,816	0.44
Other securities[a]		848,676,220	2.33

		1,383,623,868	3.79
ELECTRICAL EQUIPMENT
Other securities[a]		279,405,725	0.77

		279,405,725	0.77
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		198,576,100	0.54

		198,576,100	0.54
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	4,511,778	352,369,862	0.97
Other securities[a]		400,766,613	1.09

		753,136,475	2.06
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		1,658,158,329	4.54

		1,658,158,329	4.54
FOOD & STAPLES RETAILING
Wal-Mart Stores Inc.	4,904,143	353,490,627	0.97
Walgreens Boots Alliance Inc.	2,212,676	183,762,742	0.50
Other securities[a]		41,117,751	0.11

		578,371,120	1.58
FOOD PRODUCTS
Kraft Heinz Co. (The)	1,684,490	152,968,537	0.42
Mondelez International Inc. Class A	4,841,893	208,588,750	0.57

Security	Shares	Value	% of Net Assets
Other securities[a]		$316,333,244	0.87%

		677,890,531	1.86
GAS UTILITIES
Other securities[a]		67,276,933	0.18

		67,276,933	0.18
HEALTH CARE EQUIPMENT & SUPPLIES
Abbott Laboratories	4,998,382	221,978,145	0.61
Medtronic PLC	4,546,207	366,242,436	1.00
Other securities[a]		318,023,063	0.87

		906,243,644	2.48
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		500,668,980	1.37

		500,668,980	1.37
HEALTH CARE TECHNOLOGY
Other securities[a]		7,659,747	0.02

		7,659,747	0.02
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		262,511,619	0.72

		262,511,619	0.72
HOUSEHOLD DURABLES
Other securities[a]		131,039,499	0.36

		131,039,499	0.36
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.	2,309,084	169,001,858	0.46
Procter & Gamble Co. (The)	8,297,899	745,566,225	2.04
Other securities[a]		38,841,291	0.11

		953,409,374	2.61
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		55,460,452	0.15

		55,460,452	0.15
INDUSTRIAL CONGLOMERATES
General Electric Co.	22,774,917	678,692,527	1.86
Other securities[a]		47,502,362	0.13

		726,194,889	1.99
INSURANCE
American International Group Inc.	3,299,274	205,973,676	0.56
Chubb Ltd.	1,497,788	204,073,615	0.56

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
MetLife Inc.	3,013,392	$159,167,365	0.44%
Prudential Financial Inc.	1,431,652	152,728,635	0.42
Other securities[a]		1,144,137,399	3.13

		1,866,080,690	5.11
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		28,164,691	0.08

		28,164,691	0.08
INTERNET SOFTWARE & SERVICES
Other securities[a]		151,431,544	0.41

		151,431,544	0.41
IT SERVICES
International Business Machines Corp.	892,124	155,354,473	0.43
Other securities[a]		123,742,582	0.33

		279,097,055	0.76
LEISURE PRODUCTS
Other securities[a]		6,612,522	0.02

		6,612,522	0.02
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		213,003,896	0.58

		213,003,896	0.58
MACHINERY
Caterpillar Inc.	1,806,920	167,609,899	0.46
Other securities[a]		665,989,697	1.82

		833,599,596	2.28
MARINE
Other securities[a]		12,028,493	0.03

		12,028,493	0.03
MEDIA
Other securities[a]		335,573,361	0.92

		335,573,361	0.92
METALS & MINING
Other securities[a]		271,315,561	0.74

		271,315,561	0.74
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		108,379,126	0.30

		108,379,126	0.30
MULTI-UTILITIES
Other securities[a]		712,178,129	1.95

		712,178,129	1.95

Security	Shares	Value	% of Net Assets
MULTILINE RETAIL
Other securities[a]		$149,341,478	0.41%

		149,341,478	0.41
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	6,094,852	654,404,259	1.79
ConocoPhillips	4,017,434	200,349,434	0.55
EOG Resources Inc.	1,581,516	154,276,886	0.42
Exxon Mobil Corp.	13,519,864	1,108,764,047	3.04
Occidental Petroleum Corp.	2,470,851	156,553,119	0.43
Other securities[a]		1,413,846,627	3.87

		3,688,194,372	10.10
PAPER & FOREST PRODUCTS
Other securities[a]		7,554,856	0.02

		7,554,856	0.02
PERSONAL PRODUCTS
Other securities[a]		46,220,311	0.13

		46,220,311	0.13
PHARMACEUTICALS
Johnson & Johnson	7,367,388	917,608,175	2.51
Merck & Co. Inc.	8,981,665	570,694,994	1.56
Pfizer Inc.	18,117,655	619,804,978	1.70
Other securities[a]		198,231,345	0.55

		2,306,339,492	6.32
PROFESSIONAL SERVICES
Other securities[a]		40,154,551	0.11

		40,154,551	0.11
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		43,618,275	0.12

		43,618,275	0.12
ROAD & RAIL
Union Pacific Corp.	2,304,578	244,100,902	0.67
Other securities[a]		320,242,976	0.88

		564,343,878	1.55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	13,943,018	502,924,659	1.38
QUALCOMM Inc.	3,775,731	216,500,415	0.59
Other securities[a]		388,786,682	1.07

		1,108,211,756	3.04
SOFTWARE
Oracle Corp.	8,648,064	385,790,135	1.06

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$230,898,512	0.63%

		616,688,647	1.69
SPECIALTY RETAIL
Other securities[a]		221,188,462	0.61

		221,188,462	0.61
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,492,662	214,435,823	0.59
Other securities[a]		368,747,022	1.01

		583,182,845	1.60
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		70,945,929	0.19

		70,945,929	0.19
THRIFTS & MORTGAGE FINANCE
Other securities[a]		24,378,840	0.07

		24,378,840	0.07
TOBACCO
Philip Morris International Inc.	4,485,908	506,459,013	1.39
Other securities[a]		64,945,450	0.18

		571,404,463	1.57
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		33,923,906	0.09

		33,923,906	0.09
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		19,339,361	0.05

		19,339,361	0.05
WATER UTILITIES
Other securities[a]		63,189,322	0.17

		63,189,322	0.17
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		54,434,881	0.15

		54,434,881	0.15

TOTAL COMMON STOCKS
(Cost: $31,122,268,638)		36,420,337,747	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	358,116,180	358,259,427	0.98

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	65,379,258	$65,379,258	0.18%

		423,638,685	1.16

TOTAL SHORT-TERM INVESTMENTS
(Cost: $423,528,374)		423,638,685	1.16

TOTAL INVESTMENTS IN SECURITIES
(Cost: $31,545,797,012)[g]		36,843,976,432	100.93
Other Assets, Less Liabilities		(339,018,383)	(0.93)

NET ASSETS		$36,504,958,049	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $32,488,198,297. Net unrealized appreciation was $4,355,778,135, of which $6,269,719,489 represented gross unrealized appreciation on securities and $1,913,941,354 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	228,694	221,079	(46,018)	403,755	$154,844,080	$3,245,186	$7,208,980
PNC Financial Services Group Inc. (The)	1,384,266	545,642	(312,513)	1,617,395	194,475,575	3,158,449	5,118,710

					$349,319,655	$6,403,635	$12,327,690

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	487	Jun. 2017	Chicago Mercantile	$57,298,337	$57,446,520	$148,183
S&P MidCap 400 E-Mini	134	Jun. 2017	Chicago Mercantile	22,806,602	23,023,880	217,278

			Net unrealized appreciation			$365,461

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$36,420,337,747	$—	$—	$36,420,337,747
Money market funds	423,638,685	—	—	423,638,685

Total	$36,843,976,432	$—	$—	$36,843,976,432

Derivative financial instruments[a]:
Assets:
Futures contracts	$365,461	$—	$—	$365,461

Total	$365,461	$—	$—	$365,461

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	884,502	$80,719,653	0.21%
Teledyne Technologies Inc.[a,b]	683,226	86,400,760	0.23
Other securities[c]		433,069,099	1.14

		600,189,512	1.58
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,b]	1,962,534	93,985,753	0.25
Other securities[c]		124,356,330	0.32

		218,342,083	0.57
AIRLINES
Other securities[c]		124,742,267	0.33

		124,742,267	0.33
AUTO COMPONENTS
Other securities[c]		465,572,764	1.22

		465,572,764	1.22
AUTOMOBILES
Other securities[c]		15,545,205	0.04

		15,545,205	0.04
BANKS
Bank of the Ozarks Inc.	1,771,328	92,126,769	0.24
FNB Corp./PA	6,376,327	94,815,982	0.25
Hancock Holding Co.	1,683,854	76,699,550	0.20
IBERIABANK Corp.	1,010,728	79,948,585	0.21
Investors Bancorp. Inc.	5,929,249	85,262,601	0.22
PrivateBancorp. Inc.[b]	1,569,514	93,182,046	0.24
Prosperity Bancshares Inc.	1,337,252	93,219,837	0.24
Texas Capital Bancshares Inc.[a,b]	995,136	83,044,099	0.22
Umpqua Holdings Corp.	4,432,989	78,641,225	0.21
Webster Financial Corp.	1,840,396	92,093,416	0.24
Other securities[c]		3,471,283,436	9.12

		4,340,317,546	11.39
BEVERAGES
Other securities[c]		87,917,559	0.23

		87,917,559	0.23

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Bluebird Bio Inc.[a,b]	813,160	$73,916,244	0.19%
Exelixis Inc.[a,b]	4,549,263	98,582,529	0.26
TESARO Inc.[a,b]	572,265	88,054,416	0.23
Other securities[c]		1,612,535,526	4.24

		1,873,088,715	4.92
BUILDING PRODUCTS
Other securities[c]		479,170,475	1.26

		479,170,475	1.26
CAPITAL MARKETS
Other securities[c]		555,178,145	1.46

		555,178,145	1.46
CHEMICALS
Chemours Co. (The)	3,657,593	140,817,330	0.37
Olin Corp.	3,310,989	108,832,208	0.29
Other securities[c]		808,978,408	2.12

		1,058,627,946	2.78
COMMERCIAL SERVICES & SUPPLIES
Other securities[c]		880,608,374	2.31

		880,608,374	2.31
COMMUNICATIONS EQUIPMENT
Other securities[c]		736,480,158	1.93

		736,480,158	1.93
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	1,207,801	76,031,073	0.20
Other securities[c]		292,699,401	0.77

		368,730,474	0.97
CONSTRUCTION MATERIALS
Other securities[c]		116,172,111	0.30

		116,172,111	0.30
CONSUMER FINANCE
Other securities[c]		200,527,731	0.53

		200,527,731	0.53
CONTAINERS & PACKAGING
Other securities[c]		53,497,537	0.14

		53,497,537	0.14
DISTRIBUTORS
Other securities[c]		32,248,317	0.08

		32,248,317	0.08
DIVERSIFIED CONSUMER SERVICES
Other securities[c]		374,076,241	0.98

		374,076,241	0.98

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		$41,263,707	0.11%

		41,263,707	0.11
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		220,553,290	0.58

		220,553,290	0.58
ELECTRIC UTILITIES
IDACORP Inc.	1,011,491	83,913,293	0.22
Portland General Electric Co.	1,801,793	80,035,645	0.21
Other securities[c]		246,260,611	0.65

		410,209,549	1.08
ELECTRICAL EQUIPMENT
Other securities[c]		253,591,667	0.67

		253,591,667	0.67
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Coherent Inc.[a,b]	482,566	99,234,872	0.26
Other securities[c]		1,058,116,504	2.78

		1,157,351,376	3.04
ENERGY EQUIPMENT & SERVICES
Other securities[c]		426,431,256	1.12

		426,431,256	1.12
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
DuPont Fabros Technology Inc.[b]	1,498,739	74,322,467	0.20
GEO Group Inc. (The)	1,622,901	75,253,919	0.20
Gramercy Property Trust[b]	2,828,723	74,395,415	0.20
Healthcare Realty Trust Inc.[b]	2,297,091	74,655,457	0.20
Hudson Pacific Properties Inc.[b]	2,442,211	84,598,189	0.22
Medical Properties Trust Inc.[b]	5,929,771	76,434,748	0.20
Other securities[c]		2,319,694,205	6.08

		2,779,354,400	7.30
FOOD & STAPLES RETAILING
Other securities[c]		205,923,652	0.54

		205,923,652	0.54
FOOD PRODUCTS
Other securities[c]		518,761,010	1.36

		518,761,010	1.36

Security	Shares	Value	% of Net Assets
GAS UTILITIES
Southwest Gas Holdings Inc.	945,826	$78,418,434	0.21%
WGL Holdings Inc.	1,008,144	83,202,124	0.22
Other securities[c]		312,289,731	0.81

		473,910,289	1.24
HEALTH CARE EQUIPMENT & SUPPLIES
Masimo Corp.[a,b]	816,092	76,108,740	0.20
NuVasive Inc.[a,b]	991,092	74,014,751	0.19
Other securities[c]		1,078,749,368	2.84

		1,228,872,859	3.23
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	1,786,210	76,467,650	0.20
Other securities[c]		632,835,419	1.66

		709,303,069	1.86
HEALTH CARE TECHNOLOGY
Other securities[c]		196,080,656	0.51

		196,080,656	0.51
HOTELS, RESTAURANTS & LEISURE
Other securities[c]		1,146,446,812	3.01

		1,146,446,812	3.01
HOUSEHOLD DURABLES
Other securities[c]		495,138,585	1.30

		495,138,585	1.30
HOUSEHOLD PRODUCTS
Other securities[c]		114,801,991	0.30

		114,801,991	0.30
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		186,445,128	0.49

		186,445,128	0.49
INDUSTRIAL CONGLOMERATES
Other securities[c]		20,926,226	0.05

		20,926,226	0.05
INSURANCE
Primerica Inc.	902,214	74,161,991	0.19
Other securities[c]		815,440,849	2.15

		889,602,840	2.34
INTERNET & DIRECT MARKETING RETAIL
Other securities[c]		193,736,307	0.51

		193,736,307	0.51

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
j2 Global Inc.	938,257	$78,729,145	0.21%
LogMeIn Inc.	1,039,481	101,349,397	0.27
Other securities[c]		655,454,241	1.71

		835,532,783	2.19
IT SERVICES
EPAM Systems Inc.[a,b]	961,589	72,619,201	0.19
MAXIMUS Inc.	1,292,098	80,368,496	0.21
Other securities[c]		567,164,158	1.49

		720,151,855	1.89
LEISURE PRODUCTS
Other securities[c]		102,560,268	0.27

		102,560,268	0.27
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		242,562,348	0.64

		242,562,348	0.64
MACHINERY
Other securities[c]		1,305,977,665	3.43

		1,305,977,665	3.43
MARINE
Other securities[c]		41,654,064	0.11

		41,654,064	0.11
MEDIA
Other securities[c]		626,314,741	1.64

		626,314,741	1.64
METALS & MINING
Other securities[c]		491,601,764	1.29

		491,601,764	1.29
MORTGAGE REAL ESTATE INVESTMENT
New Residential Investment Corp.[b]	5,991,200	101,730,576	0.27
PennyMac Mortgage Investment Trust[b,d]	1,319,839	23,427,142	0.06
Other securities[c]		293,937,322	0.77

		419,095,040	1.10
MULTI-UTILITIES
Other securities[c]		188,249,634	0.49

		188,249,634	0.49
MULTILINE RETAIL
Other securities[c]		72,121,536	0.19

		72,121,536	0.19

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
RSP Permian Inc.[a,b]	1,969,424	$81,593,236	0.21%
Other securities[c]		804,159,580	2.11

		885,752,816	2.32
PAPER & FOREST PRODUCTS
Other securities[c]		236,597,454	0.62

		236,597,454	0.62
PERSONAL PRODUCTS
Other securities[c]		99,542,228	0.26

		99,542,228	0.26
PHARMACEUTICALS
Other securities[c]		714,307,730	1.88

		714,307,730	1.88
PROFESSIONAL SERVICES
Other securities[c]		536,128,260	1.41

		536,128,260	1.41
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		190,883,640	0.50

		190,883,640	0.50
ROAD & RAIL
Other securities[c]		183,989,003	0.48

		183,989,003	0.48
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[a,b]	15,041,315	218,851,133	0.57
Cavium Inc.[a,b]	1,284,896	92,075,647	0.24
Cirrus Logic Inc.[a]	1,251,187	75,934,539	0.20
Microsemi Corp.[a,b]	2,272,799	117,117,333	0.31
MKS Instruments Inc.	1,059,747	72,857,606	0.19
Other securities[c]		976,108,785	2.57

		1,552,945,043	4.08
SOFTWARE
Aspen Technology Inc.[a,b]	1,556,742	91,723,239	0.24
Blackbaud Inc.	939,864	72,059,373	0.19
Fair Isaac Corp.[b]	618,396	79,742,164	0.21
Take-Two Interactive Software Inc.[a,b]	1,948,620	115,494,707	0.30
Other securities[c]		1,030,644,756	2.71

		1,389,664,239	3.65

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
SPECIALTY RETAIL
Other securities[c]		$848,947,789	2.23%

		848,947,789	2.23
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		223,672,898	0.59

		223,672,898	0.59
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		275,192,398	0.72

		275,192,398	0.72
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,822,934	0.01
Radian Group Inc.	4,330,531	77,776,337	0.20
Other securities[c]		807,601,503	2.12

		889,200,774	2.33
TOBACCO
Other securities[c]		77,606,701	0.20

		77,606,701	0.20
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		452,222,523	1.19

		452,222,523	1.19
WATER UTILITIES
Other securities[c]		126,046,138	0.33

		126,046,138	0.33
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		44,556,234	0.12

		44,556,234	0.12

TOTAL COMMON STOCKS
(Cost: $43,656,074,920)		38,022,815,395	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	4,920,963,301	4,922,931,686	12.93

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	96,515,567	$96,515,567	0.25%

		5,019,447,253	13.18

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,017,915,093)		5,019,447,253	13.18

TOTAL INVESTMENTS IN SECURITIES
(Cost: $48,673,990,013)[h]		43,042,262,648	112.99
Other Assets, Less Liabilities		(4,949,302,439)	(12.99)

NET ASSETS		$38,092,960,209	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $48,915,102,345. Net unrealized depreciation was $5,872,839,697, of which $911,700,882 represented gross unrealized appreciation on securities and $6,784,540,579 represented gross unrealized depreciation on securities.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,822,934	$—	$—
PennyMac Mortgage Investment Trust	880,631	1,988,094	(1,548,886)	1,319,839	23,427,142	2,101,960	(753,897)

					$27,250,076	$2,101,960	$(753,897)

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	1,024	Jun. 2017	ICE Markets Equity	$69,416,736	$70,881,280	$1,464,544

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,017,352,908	$—	$5,462,487	$38,022,815,395
Money market funds	5,019,447,253	—	—	5,019,447,253

Total	$43,036,800,161	$—	$5,462,487	$43,042,262,648

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,464,544	$—	$—	$1,464,544

Total	$1,464,544	$—	$—	$1,464,544

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Summary Schedule of Investments

iSHARES®  RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$60,166,457	0.79%

		60,166,457	0.79
AIR FREIGHT & LOGISTICS
Other securities[a]		29,799,879	0.39

		29,799,879	0.39
AIRLINES
Other securities[a]		37,735,463	0.49

		37,735,463	0.49
AUTO COMPONENTS
Tenneco Inc.	440,588	27,501,503	0.36
Other securities[a]		97,626,255	1.28

		125,127,758	1.64
AUTOMOBILES
Other securities[a]		6,406,598	0.08

		6,406,598	0.08
BANKS
Bank of the Ozarks Inc.	732,465	38,095,505	0.50
Home BancShares Inc./AR	1,000,655	27,087,731	0.35
Other securities[a]		103,368,978	1.36

		168,552,214	2.21
BEVERAGES
Other securities[a]		35,358,215	0.46

		35,358,215	0.46
BIOTECHNOLOGY
Exelixis Inc.[b,c]	1,162,400	25,189,208	0.33
Kite Pharma Inc.[b,c]	359,281	28,199,966	0.37
TESARO Inc.[b,c]	235,868	36,293,009	0.48
Other securities[a]		543,107,649	7.11

		632,789,832	8.29
BUILDING PRODUCTS
Other securities[a]		177,226,844	2.32

		177,226,844	2.32
CAPITAL MARKETS
Evercore Partners Inc. Class A	321,948	25,079,749	0.33
Other securities[a]		94,773,617	1.24

		119,853,366	1.57

Security	Shares	Value	% of Net Assets
CHEMICALS
Chemours Co. (The)	1,261,227	$48,557,240	0.64%
Sensient Technologies Corp.	367,417	29,121,472	0.38
Other securities[a]		192,231,741	2.52

		269,910,453	3.54
COMMERCIAL SERVICES & SUPPLIES
Deluxe Corp.	403,462	29,117,853	0.38
Healthcare Services Group Inc.	580,561	25,016,373	0.33
Other securities[a]		185,762,494	2.43

		239,896,720	3.14
COMMUNICATIONS EQUIPMENT
Ciena Corp.[b,c]	1,132,827	26,746,045	0.35
InterDigital Inc./PA	285,703	24,656,169	0.32
Other securities[a]		120,085,632	1.58

		171,487,846	2.25
CONSTRUCTION & ENGINEERING
Other securities[a]		93,568,665	1.23

		93,568,665	1.23
CONSTRUCTION MATERIALS
Other securities[a]		46,235,777	0.61

		46,235,777	0.61
CONSUMER FINANCE
Other securities[a]		20,010,236	0.26

		20,010,236	0.26
CONTAINERS & PACKAGING
Other securities[a]		5,951,789	0.08

		5,951,789	0.08
DISTRIBUTORS
Other securities[a]		11,880,824	0.16

		11,880,824	0.16
DIVERSIFIED CONSUMER SERVICES
Bright Horizons Family Solutions Inc.[b,c]	362,243	26,258,995	0.34
Grand Canyon Education Inc.[b,c]	370,859	26,557,213	0.35
Other securities[a]		41,004,658	0.54

		93,820,866	1.23
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		227,836	0.00

		227,836	0.00

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		$46,003,964	0.60%

		46,003,964	0.60
ELECTRIC UTILITIES
Other securities[a]		9,826,370	0.13

		9,826,370	0.13
ELECTRICAL EQUIPMENT
Other securities[a]		55,074,651	0.72

		55,074,651	0.72
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Coherent Inc.[b,c]	199,762	41,079,058	0.54
Littelfuse Inc.	183,064	29,273,764	0.38
Universal Display Corp.[c]	342,241	29,466,950	0.39
Other securities[a]		102,144,322	1.34

		201,964,094	2.65
ENERGY EQUIPMENT & SERVICES
U.S. Silica Holdings Inc.	614,309	29,480,689	0.39
Other securities[a]		3,206,796	0.04

		32,687,485	0.43
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
CoreSite Realty Corp.	276,463	24,895,493	0.33
DuPont Fabros Technology Inc.[c]	617,219	30,607,890	0.40
Other securities[a]		319,359,705	4.18

		374,863,088	4.91
FOOD & STAPLES RETAILING
Other securities[a]		26,175,264	0.34

		26,175,264	0.34
FOOD PRODUCTS
Other securities[a]		107,736,313	1.41

		107,736,313	1.41
GAS UTILITIES
Other securities[a]		8,247,120	0.11

		8,247,120	0.11
HEALTH CARE EQUIPMENT & SUPPLIES
Masimo Corp.[b]	337,875	31,510,222	0.41
NuVasive Inc.[b,c]	408,906	30,537,100	0.40
Other securities[a]		327,773,719	4.30

		389,821,041	5.11

Security	Shares	Value	% of Net Assets
HEALTH CARE PROVIDERS & SERVICES
HealthSouth Corp.	733,762	$31,412,351	0.41%
Other securities[a]		168,574,221	2.21

		199,986,572	2.62
HEALTH CARE TECHNOLOGY
Medidata Solutions Inc.[b,c]	453,466	26,160,454	0.34
Other securities[a]		48,971,292	0.64

		75,131,746	0.98
HOTELS, RESTAURANTS & LEISURE
Other securities[a]		343,440,230	4.50

		343,440,230	4.50
HOUSEHOLD DURABLES
Other securities[a]		97,521,783	1.28

		97,521,783	1.28
HOUSEHOLD PRODUCTS
Other securities[a]		34,853,854	0.46

		34,853,854	0.46
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		17,145,989	0.22

		17,145,989	0.22
INDUSTRIAL CONGLOMERATES
Other securities[a]		5,347,524	0.07

		5,347,524	0.07
INSURANCE
Primerica Inc.	380,312	31,261,646	0.41
Other securities[a]		44,795,171	0.59

		76,056,817	1.00
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		72,391,733	0.95

		72,391,733	0.95
INTERNET SOFTWARE & SERVICES
j2 Global Inc.	389,307	32,666,750	0.43
LogMeIn Inc.	429,596	41,885,610	0.55
Other securities[a]		238,999,942	3.13

		313,552,302	4.11
IT SERVICES
EPAM Systems Inc.[b,c]	397,852	30,045,783	0.39
MAXIMUS Inc.	529,859	32,957,230	0.43
Science Applications International Corp.	349,868	26,030,179	0.34
Other securities[a]		132,529,531	1.74

		221,562,723	2.90

SCHEDULES OF INVESTMENTS	59

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$32,061,572	0.42%

		32,061,572	0.42
LIFE SCIENCES TOOLS & SERVICES
PAREXEL International Corp.[b]	433,177	27,337,800	0.36
Other securities[a]		66,301,443	0.87

		93,639,243	1.23
MACHINERY
Woodward Inc.	437,537	29,717,513	0.39
Other securities[a]		234,586,543	3.07

		264,304,056	3.46
MARINE
Other securities[a]		5,070,516	0.07

		5,070,516	0.07
MEDIA
Sinclair Broadcast Group Inc. Class A	606,772	24,574,266	0.32
Other securities[a]		72,368,310	0.95

		96,942,576	1.27
METALS & MINING
Other securities[a]		32,435,714	0.43

		32,435,714	0.43
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		570,969	0.01

		570,969	0.01
MULTILINE RETAIL
Other securities[a]		23,829,776	0.31

		23,829,776	0.31
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		63,180,987	0.83

		63,180,987	0.83
PAPER & FOREST PRODUCTS
Louisiana-Pacific Corp.[b]	1,111,526	27,588,075	0.36
Other securities[a]		35,359,331	0.47

		62,947,406	0.83
PERSONAL PRODUCTS
Other securities[a]		18,784,155	0.25

		18,784,155	0.25
PHARMACEUTICALS
Medicines Co. (The)[b,c]	507,480	24,815,772	0.33
Nektar Therapeutics[b,c]	1,174,526	27,566,125	0.36

Security	Shares	Value	% of Net Assets
Other securities[a]		$224,102,640	2.93%

		276,484,537	3.62
PROFESSIONAL SERVICES
Other securities[a]		139,885,962	1.83

		139,885,962	1.83
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		36,284,204	0.48

		36,284,204	0.48
ROAD & RAIL
Other securities[a]		37,490,384	0.49

		37,490,384	0.49
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[b,c]	2,974,368	43,277,054	0.57
Cavium Inc.[b,c]	464,701	33,300,474	0.44
Cirrus Logic Inc.[b,c]	518,377	31,460,300	0.41
Integrated Device Technology Inc.[b]	1,111,755	26,315,241	0.34
Microsemi Corp.[b,c]	939,757	48,425,678	0.63
Monolithic Power Systems Inc.	322,222	29,676,646	0.39
Silicon Laboratories Inc.[b,c]	340,441	25,039,436	0.33
Other securities[a]		179,156,881	2.35

		416,651,710	5.46
SOFTWARE
Aspen Technology Inc.[b,c]	644,032	37,946,365	0.50
Blackbaud Inc.	390,484	29,938,408	0.39
Ellie Mae Inc.[b]	270,334	27,106,390	0.36
Fair Isaac Corp.	256,321	33,052,593	0.43
Proofpoint Inc.[b,c]	336,637	25,032,327	0.33
Take-Two Interactive Software Inc.[b,c]	804,325	47,672,343	0.62
Other securities[a]		310,097,745	4.06

		510,846,171	6.69
SPECIALTY RETAIL
Other securities[a]		161,472,052	2.12

		161,472,052	2.12
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		67,354,304	0.88

		67,354,304	0.88

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$59,622,794	0.78%

		59,622,794	0.78
THRIFTS & MORTGAGE FINANCE
Other securities[a]		46,457,950	0.61

		46,457,950	0.61
TOBACCO
Other securities[a]		7,350,897	0.10

		7,350,897	0.10
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		70,468,448	0.92

		70,468,448	0.92
WATER UTILITIES
Other securities[a]		26,651,771	0.35

		26,651,771	0.35
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		12,897,923	0.17

		12,897,923	0.17

TOTAL COMMON STOCKS
(Cost: $7,384,389,131)		7,619,084,378	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,372,373,211	1,372,922,161	17.99

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	9,248,733	$9,248,733	0.12%

		1,382,170,894	18.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,381,706,492)		1,382,170,894	18.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,766,095,623)[g]		9,001,255,272	117.96
Other Assets, Less Liabilities		(1,370,416,618)	(17.96)

NET ASSETS		$7,630,838,654	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $8,819,544,021. Net unrealized appreciation was $181,711,251, of which $987,598,436 represented gross unrealized appreciation on securities and $805,887,185 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	135	Jun. 2017	ICE Markets Equity	$9,068,932	$9,344,700	$275,768

SCHEDULES OF INVESTMENTS	61

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,616,515,962	$—	$2,568,416	$7,619,084,378
Money market funds	1,382,170,894	—	—	1,382,170,894

Total	$8,998,686,856	$—	$2,568,416	$9,001,255,272

Derivative financial instruments[a]:
Assets:
Futures contracts	$275,768	$—	$—	$275,768

Total	$275,768	$—	$—	$275,768

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES®  RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Teledyne Technologies Inc.[a]	220,076	$27,830,811	0.32%
Other securities[b]		175,750,727	2.00

		203,581,538	2.32
AIR FREIGHT & LOGISTICS
XPO Logistics Inc.[a,c]	879,232	42,106,420	0.48
Other securities[b]		23,339,477	0.26

		65,445,897	0.74
AIRLINES
Other securities[b]		15,331,567	0.17

		15,331,567	0.17
AUTO COMPONENTS
Other securities[b]		73,125,709	0.83

		73,125,709	0.83
BANKS
FNB Corp./PA	2,848,245	42,353,403	0.48
Fulton Financial Corp.	1,540,978	27,506,457	0.31
Hancock Holding Co.	752,483	34,275,601	0.39
IBERIABANK Corp.	453,259	35,852,787	0.41
Investors Bancorp. Inc.	2,670,348	38,399,604	0.44
MB Financial Inc.	679,107	29,079,362	0.33
PrivateBancorp. Inc.	703,570	41,770,951	0.48
Prosperity Bancshares Inc.	600,066	41,830,601	0.48
Sterling Bancorp./DE	1,139,194	26,998,898	0.31
Texas Capital Bancshares Inc.[a,c]	413,419	34,499,816	0.39
UMB Financial Corp.	402,207	30,290,209	0.34
Umpqua Holdings Corp.	1,979,714	35,120,126	0.40
Webster Financial Corp.	823,410	41,203,436	0.47
Wintrust Financial Corp.	461,432	31,894,180	0.36
Other securities[b]		1,270,625,243	14.46

		1,761,700,674	20.05
BEVERAGES
Other securities[b]		976,205	0.01

		976,205	0.01
BIOTECHNOLOGY
Other securities[b]		152,833,179	1.74

		152,833,179	1.74

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[b]		$22,579,432	0.26%

		22,579,432	0.26
CAPITAL MARKETS
Stifel Financial Corp.[a]	576,689	28,944,021	0.33
Other securities[b]		88,738,152	1.01

		117,682,173	1.34
CHEMICALS
Olin Corp.	1,485,267	48,820,726	0.56
Other securities[b]		132,894,763	1.51

		181,715,489	2.07
COMMERCIAL SERVICES & SUPPLIES
Other securities[b]		134,762,096	1.53

		134,762,096	1.53
COMMUNICATIONS EQUIPMENT
NetScout Systems Inc.[a,c]	804,986	30,549,219	0.35
Other securities[b]		112,858,823	1.28

		143,408,042	1.63
CONSTRUCTION & ENGINEERING
EMCOR Group Inc.	452,067	28,457,618	0.32
Other securities[b]		35,104,675	0.40

		63,562,293	0.72
CONSTRUCTION MATERIALS
Other securities[b]		1,879,347	0.02

		1,879,347	0.02
CONSUMER FINANCE
Other securities[b]		68,442,387	0.78

		68,442,387	0.78
CONTAINERS & PACKAGING
Other securities[b]		17,552,182	0.20

		17,552,182	0.20
DISTRIBUTORS
Other securities[b]		1,590,788	0.02

		1,590,788	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[b]		65,750,391	0.75

		65,750,391	0.75
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		18,292,056	0.21

		18,292,056	0.21

SCHEDULES OF INVESTMENTS	63

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[b]		$49,150,781	0.56%

		49,150,781	0.56
ELECTRIC UTILITIES
ALLETE Inc.	444,977	30,129,393	0.34
IDACORP Inc.	452,857	37,569,017	0.43
Portland General Electric Co.	803,571	35,694,624	0.41
Other securities[b]		69,532,446	0.79

		172,925,480	1.97
ELECTRICAL EQUIPMENT
Other securities[b]		53,994,679	0.61

		53,994,679	0.61
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
SYNNEX Corp.	261,923	29,319,661	0.33
Tech Data Corp.[a,c]	312,566	29,349,947	0.33
Other securities[b]		240,334,263	2.74

		299,003,871	3.40
ENERGY EQUIPMENT & SERVICES
Other securities[b]		155,892,092	1.77

		155,892,092	1.77
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Cousins Properties Inc.[c]	3,238,503	26,782,420	0.30
Gramercy Property Trust[c]	1,077,058	28,326,625	0.32
Healthcare Realty Trust Inc.[c]	1,023,265	33,256,112	0.38
Hudson Pacific Properties Inc.[c]	1,096,407	37,979,538	0.43
LaSalle Hotel Properties[c]	959,393	27,774,427	0.32
Sunstone Hotel Investors Inc.[c]	1,954,363	29,960,385	0.34
Other securities[b]		653,832,398	7.45

		837,911,905	9.54
FOOD & STAPLES RETAILING
Other securities[b]		63,373,557	0.72

		63,373,557	0.72
FOOD PRODUCTS
Snyder’s-Lance Inc.	720,861	29,057,907	0.33
Other securities[b]		86,251,728	0.98

		115,309,635	1.31

Security	Shares	Value	% of Net Assets
GAS UTILITIES
New Jersey Resources Corp.	706,099	$27,961,521	0.32%
ONE Gas Inc.	466,812	31,556,491	0.36
Southwest Gas Holdings Inc.	380,211	31,523,294	0.36
Spire Inc.	400,756	27,051,030	0.31
WGL Holdings Inc.	430,085	35,494,915	0.40
Other securities[b]		50,159,327	0.57

		203,746,578	2.32
HEALTH CARE EQUIPMENT & SUPPLIES
Wright Medical Group NVa,c	919,965	28,629,311	0.33
Other securities[b]		99,726,925	1.13

		128,356,236	1.46
HEALTH CARE PROVIDERS & SERVICES
Other securities[b]		100,648,745	1.15

		100,648,745	1.15
HEALTH CARE TECHNOLOGY
Other securities[b]		6,326,108	0.07

		6,326,108	0.07
HOTELS, RESTAURANTS & LEISURE
Other securities[b]		140,584,677	1.60

		140,584,677	1.60
HOUSEHOLD DURABLES
Other securities[b]		115,748,544	1.32

		115,748,544	1.32
HOUSEHOLD PRODUCTS
Other securities[b]		13,717,472	0.16

		13,717,472	0.16
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[b]		65,011,673	0.74

		65,011,673	0.74
INDUSTRIAL CONGLOMERATES
Other securities[b]		3,455,236	0.04

		3,455,236	0.04
INSURANCE
CNO Financial Group Inc.	1,541,005	31,590,602	0.36
Other securities[b]		286,719,215	3.26

		318,309,817	3.62

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
INTERNET & DIRECT MARKETING RETAIL
Other securities[b]		$8,073,985	0.09%

		8,073,985	0.09
INTERNET SOFTWARE & SERVICES
Other securities[b]		33,586,531	0.38

		33,586,531	0.38
IT SERVICES
Other securities[b]		80,815,410	0.92

		80,815,410	0.92
LEISURE PRODUCTS
Other securities[b]		10,885,969	0.12

		10,885,969	0.12
LIFE SCIENCES TOOLS & SERVICES
Other securities[b]		6,506,222	0.07

		6,506,222	0.07
MACHINERY
Kennametal Inc.	709,582	27,836,902	0.32
Other securities[b]		271,169,493	3.08

		299,006,395	3.40
MARINE
Other securities[b]		13,071,531	0.15

		13,071,531	0.15
MEDIA
Other securities[b]		175,101,470	1.99

		175,101,470	1.99
METALS & MINING
Other securities[b]		185,259,688	2.11

		185,259,688	2.11
MORTGAGE REAL ESTATE INVESTMENT
New Residential Investment Corp.	2,674,441	45,412,008	0.52
PennyMac Mortgage Investment Trust[d]	610,001	10,827,518	0.12
Other securities[b]		130,149,270	1.48

		186,388,796	2.12
MULTI-UTILITIES
Black Hills Corp.[c]	462,679	30,754,273	0.35
Other securities[b]		53,446,032	0.61

		84,200,305	0.96
MULTILINE RETAIL
Other securities[b]		6,327,515	0.07

		6,327,515	0.07

Security	Shares	Value	% of Net Assets
OIL, GAS & CONSUMABLE FUELS
Oasis Petroleum Inc.[a]	2,095,643	$29,883,869	0.34%
PDC Energy Inc.[a,c]	502,724	31,344,841	0.36
RSP Permian Inc.[a,c]	881,517	36,521,249	0.42
Other securities[b]		229,848,465	2.61

		327,598,424	3.73
PAPER & FOREST PRODUCTS
Other securities[b]		37,986,619	0.43

		37,986,619	0.43
PERSONAL PRODUCTS
Other securities[b]		24,271,025	0.28

		24,271,025	0.28
PHARMACEUTICALS
Other securities[b]		20,219,728	0.23

		20,219,728	0.23
PROFESSIONAL SERVICES
Other securities[b]		86,880,665	0.99

		86,880,665	0.99
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[b]		46,273,528	0.53

		46,273,528	0.53
ROAD & RAIL
Other securities[b]		41,629,953	0.47

		41,629,953	0.47
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices Inc.[a,c]	3,510,755	51,081,485	0.58
MKS Instruments Inc.	451,598	31,047,362	0.35
Other securities[b]		162,111,837	1.85

		244,240,684	2.78
SOFTWARE
Other securities[b]		68,870,326	0.78

		68,870,326	0.78
SPECIALTY RETAIL
Other securities[b]		205,457,703	2.34

		205,457,703	2.34
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[b]		27,286,991	0.31

		27,286,991	0.31

SCHEDULES OF INVESTMENTS	65

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[b]		$58,728,308	0.67%

		58,728,308	0.67
THRIFTS & MORTGAGE FINANCE
MGIC Investment Corp.[a]	3,066,473	31,063,371	0.35
PennyMac Financial Services Inc. Class Aa,d	93,191	1,588,907	0.02
Radian Group Inc.	1,933,206	34,720,380	0.40
Washington Federal Inc.	814,590	26,962,929	0.31
Other securities[b]		252,431,540	2.87

		346,767,127	3.95
TOBACCO
Other securities[b]		26,863,622	0.31

		26,863,622	0.31
TRADING COMPANIES & DISTRIBUTORS
Other securities[b]		125,447,928	1.43

		125,447,928	1.43
WATER UTILITIES
Other securities[b]		27,720,281	0.32

		27,720,281	0.32
WIRELESS TELECOMMUNICATION SERVICES
Other securities[b]		5,640,852	0.06

		5,640,852	0.06

TOTAL COMMON STOCKS
(Cost: $8,033,819,244)		8,764,786,112	99.74

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[e,f,g]	863,378,056	$863,723,407	9.83%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[e,f]	14,942,334	14,942,334	0.17

		878,665,741	10.00

TOTAL SHORT-TERM INVESTMENTS
(Cost: $878,392,356)		878,665,741	10.00

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,912,211,600)[h]		9,643,451,853	109.74
Other Assets, Less Liabilities		(855,843,662)	(9.74)

NET ASSETS		$8,787,608,191	100.00%

[a]	Non-income earning security.
[b]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $9,061,112,690. Net unrealized appreciation was $582,339,163, of which $1,345,222,302 represented gross unrealized appreciation on securities and $762,883,139 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,588,907	$—	$—
PennyMac Mortgage Investment Trust	476,838	222,889	(89,726)	610,001	10,827,518	989,899	(128,132)

					$12,416,425	$989,899	$(128,132)

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	310	Jun. 2017	ICE Markets Equity	$21,140,249	$21,458,200	$317,951

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,764,784,373	$—	$1,739	$8,764,786,112
Money market funds	878,665,741	—	—	878,665,741

Total	$9,643,450,114	$—	$1,739	$9,643,451,853

Derivative financial instruments[a]:
Assets:
Futures contracts	$317,951	$—	$—	$317,951

Total	$317,951	$—	$—	$317,951

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$91,421,644	$639,006,567	$202,863,971
Affiliated (Note 2)	1,184,416	4,131,961	2,946,337

Total cost of investments	$92,606,060	$643,138,528	$205,810,308

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$101,553,302	$847,274,503	$223,017,444
Affiliated (Note 2)	1,300,840	4,132,476	3,529,997

Total fair value of investments	102,854,142	851,406,979	226,547,441
Receivables:
Investment securities sold	169,196	923,450	473,647
Dividends and interest	106,321	534,589	316,847
Capital shares sold	—	6,716	—

Total Assets	103,129,659	852,871,734	227,337,935

LIABILITIES
Payables:
Investment securities purchased	209,899	1,302,854	568,712
Collateral for securities on loan (Note 1)	536,640	3,506,602	209,742
Capital shares redeemed	5,269	—	—
Investment advisory fees (Note 2)	13,469	141,371	39,022

Total Liabilities	765,277	4,950,827	817,476

NET ASSETS	$102,364,382	$847,920,907	$226,520,459

Net assets consist of:
Paid-in capital	$94,183,870	$660,205,478	$211,757,819
Accumulated net realized loss	(2,067,570)	(20,553,022)	(5,974,493)
Net unrealized appreciation	10,248,082	208,268,451	20,737,133

NET ASSETS	$102,364,382	$847,920,907	$226,520,459

Shares outstanding[b]	1,900,000	13,800,000	4,700,000

Net asset value per share	$53.88	$61.44	$48.20

[a]	Securities on loan with values of $524,495, $3,443,786 and $206,872, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$15,039,101,744	$25,592,756,728	$30,858,960,255
Affiliated (Note 2)	371,413,549	872,280,938	686,836,757

Total cost of investments	$15,410,515,293	$26,465,037,666	$31,545,797,012

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,387,698,508	$34,258,120,141	$36,071,018,092
Affiliated (Note 2)	388,300,392	872,548,063	772,958,340

Total fair value of investments	17,775,998,900	35,130,668,204	36,843,976,432
Cash pledged to broker	1,913,000	2,694,840	5,572,731
Cash	812,532	2,956,161	2,734,315
Receivables:
Investment securities sold	26,796,698	39,269,399	71,046,768
Dividends and interest	19,158,004	21,585,403	56,155,658
Capital shares sold	127,442	173,281	77,783

Total Assets	17,824,806,576	35,197,347,288	36,979,563,687

LIABILITIES
Payables:
Investment securities purchased	40,684,478	57,050,244	110,194,503
Collateral for securities on loan (Note 1)	277,535,583	830,009,425	358,141,925
Capital shares redeemed	1,492,609	11,517	—
Futures variation margin	91,818	130,612	180,287
Investment advisory fees (Note 2)	2,255,801	5,625,069	6,088,923

Total Liabilities	322,060,289	892,826,867	474,605,638

NET ASSETS	$17,502,746,287	$34,304,520,421	$36,504,958,049

Net assets consist of:
Paid-in capital	$15,625,143,118	$27,937,131,326	$32,913,124,480
Undistributed net investment income	39,176	82,343	13,219,835
Accumulated net realized loss	(487,930,958)	(2,298,288,510)	(1,719,931,147)
Net unrealized appreciation	2,365,494,951	8,665,595,262	5,298,544,881

NET ASSETS	$17,502,746,287	$34,304,520,421	$36,504,958,049

Shares outstanding[b]	133,350,000	301,550,000	317,700,000

Net asset value per share	$131.25	$113.76	$114.90

[a]	Securities on loan with values of $270,460,786, $810,628,582 and $351,268,874, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$43,622,517,536	$7,384,389,131	$8,019,745,047
Affiliated (Note 2)	5,051,472,477	1,381,706,492	892,466,553

Total cost of investments	$48,673,990,013	$8,766,095,623	$8,912,211,600

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$37,995,565,319	$7,619,084,378	$8,752,369,687
Affiliated (Note 2)	5,046,697,329	1,382,170,894	891,082,166

Total fair value of investments	43,042,262,648	9,001,255,272	9,643,451,853
Cash pledged to broker	4,228,000	587,000	1,137,000
Cash	86,918,895	269,925	36,385,393
Receivables:
Investment securities sold	179,860,706	37,713,587	40,297,515
Due from custodian (Note 4)	407,255	14,763	18,081
Dividends and interest	49,164,136	5,713,401	15,916,380
Capital shares sold	17,741,312	—	—
Futures variation margin	170,193	26,441	48,050

Total Assets	43,380,753,145	9,045,580,389	9,737,254,272

LIABILITIES
Payables:
Investment securities purchased	317,634,891	40,294,526	84,397,210
Collateral for securities on loan (Note 1)	4,921,317,800	1,372,412,369	863,434,706
Capital shares redeemed	42,271,379	428,107	—
Securities related to in-kind transactions (Note 4)	434,276	15,969	—
Investment advisory fees (Note 2)	6,134,590	1,590,764	1,814,165

Total Liabilities	5,287,792,936	1,414,741,735	949,646,081

NET ASSETS	$38,092,960,209	$7,630,838,654	$8,787,608,191

Net assets consist of:
Paid-in capital	$48,787,605,770	$8,860,946,190	$8,882,811,223
Distributions in excess of net investment income	(449,814)	(30,599)	(2,678,557)
Accumulated net realized loss	(5,063,932,926)	(1,465,512,354)	(824,082,679)
Net unrealized appreciation (depreciation)	(5,630,262,821)	235,435,417	731,558,204

NET ASSETS	$38,092,960,209	$7,630,838,654	$8,787,608,191

Shares outstanding[b]	276,650,000	47,150,000	74,300,000

Net asset value per share	$137.69	$161.84	$118.27

[a]	Securities on loan with values of $4,800,358,045, $1,340,030,345 and $839,052,605, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,203,581	$11,368,681	$4,684,849
Dividends — affiliated (Note 2)	15,765	10,050	54,031
Securities lending income — affiliated — net (Note 2)	9,621	112,404	4,616

Total investment income	2,228,967	11,491,135	4,743,496

EXPENSES
Investment advisory fees (Note 2)	154,511	1,333,021	360,030

Total expenses	154,511	1,333,021	360,030

Net investment income	2,074,456	10,158,114	4,383,466

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,180,955)	(256,848)	(404,558)
Investments — affiliated (Note 2)	(1,831)	261,832	(6,463)
In-kind redemptions — unaffiliated	2,974,356	21,326,640	2,242,874
In-kind redemptions — affiliated (Note 2)	15,558	26,189	19,233
Realized gain distributions from affiliated funds	4	55	23

Net realized gain	1,807,132	21,357,868	1,851,109

Net change in unrealized appreciation/depreciation	12,422,040	72,127,281	23,613,771

Net realized and unrealized gain	14,229,172	93,485,149	25,464,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,303,628	$103,643,263	$29,848,346

[a]	Net of foreign withholding tax of $430, $ — and $1,536, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$325,831,174	$478,352,396	$779,647,888
Dividends — affiliated (Note 2)	1,822,219	445,470	6,601,219
Interest — unaffiliated	5,334	—	—
Securities lending income — affiliated — net (Note 2)	2,861,000	8,186,415	2,331,268

Total investment income	330,519,727	486,984,281	788,580,375

EXPENSES
Investment advisory fees (Note 2)	24,265,847	60,583,259	61,546,992

Total expenses	24,265,847	60,583,259	61,546,992

Net investment income	306,253,880	426,401,022	727,033,383

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(118,601,920)	(262,317,037)	(297,082,807)
Investments — affiliated (Note 2)	(167,556)	10,414,903	(1,697,545)
In-kind redemptions — unaffiliated	1,154,763,810	1,917,165,631	1,432,290,811
In-kind redemptions — affiliated (Note 2)	5,115,582	643,570	14,032,426
Futures contracts	7,213,179	9,421,667	14,340,806
Realized gain distributions from affiliated funds	3,780	4,149	5,108

Net realized gain	1,048,326,875	1,675,332,883	1,161,888,799

Net change in unrealized appreciation/depreciation on:
Investments	1,207,017,597	2,472,334,763	3,521,076,845
Futures contracts	(725,278)	(947,093)	(1,328,939)

Net change in unrealized appreciation/depreciation	1,206,292,319	2,471,387,670	3,519,747,906

Net realized and unrealized gain	2,254,619,194	4,146,720,553	4,681,636,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,560,873,074	$4,573,121,575	$5,408,670,088

[a]	Net of foreign withholding tax of $66,031, $577 and $257,452, respectively.

See notes to financial statements.

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$427,617,146	$61,308,723	$132,061,890
Dividends — affiliated (Note 2)	2,294,742	43,476	1,032,630
Interest — unaffiliated	14,485	5,218	1,939
Securities lending income — affiliated — net (Note 2)	68,049,444	18,884,494	12,733,594

Total investment income	497,975,817	80,241,911	145,830,053

EXPENSES
Investment advisory fees (Note 2)	60,330,342	16,245,686	17,504,928

Total expenses	60,330,342	16,245,686	17,504,928

Net investment income	437,645,475	63,996,225	128,325,125

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,597,461,667)	(453,617,361)	(113,571,225)
Investments — affiliated (Note 2)	(768,468)	45,390	(119,184)
In-kind redemptions — unaffiliated	5,530,669,040	479,573,470	377,034,688
In-kind redemptions — affiliated (Note 2)	96,296	—	6,368
Futures contracts	15,604,573	3,052,615	3,611,370
Realized gain distributions from affiliated funds	9,381	874	982

Net realized gain	3,948,149,155	29,054,988	266,962,999

Net change in unrealized appreciation/depreciation on:
Investments	2,692,873,708	1,266,895,488	1,355,577,934
Futures contracts	(285,799)	845	(122,341)

Net change in unrealized appreciation/depreciation	2,692,587,909	1,266,896,333	1,355,455,593

Net realized and unrealized gain	6,640,737,064	1,295,951,321	1,622,418,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,078,382,539	$1,359,947,546	$1,750,743,717

[a]	Net of foreign withholding tax of $112,250, $16,238 and $34,964, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,074,456	$1,957,208	$10,158,114	$9,212,465
Net realized gain (loss)	1,807,132	(707,899)	21,357,868	70,540,516
Net change in unrealized appreciation/depreciation	12,422,040	406,635	72,127,281	(42,902,080)

Net increase in net assets resulting from operations	16,303,628	1,655,944	103,643,263	36,850,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,094,212)	(1,986,486)	(10,326,401)	(9,281,805)

Total distributions to shareholders	(2,094,212)	(1,986,486)	(10,326,401)	(9,281,805)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,881,854	6,875,141	172,863,916	128,862,592
Cost of shares redeemed	(22,705,887)	(10,967,411)	(49,741,669)	(182,124,714)

Net increase (decrease) in net assets from capital share transactions	(824,033)	(4,092,270)	123,122,247	(53,262,122)

INCREASE (DECREASE) IN NET ASSETS	13,385,383	(4,422,812)	216,439,109	(25,693,026)

NET ASSETS
Beginning of year	88,978,999	93,401,811	631,481,798	657,174,824

End of year	$102,364,382	$88,978,999	$847,920,907	$631,481,798

Undistributed net investment income included in net assets at end of year	$—	$94,671	$—	$219,390

SHARES ISSUED AND REDEEMED
Shares sold	450,000	150,000	2,950,000	2,500,000
Shares redeemed	(450,000)	(250,000)	(900,000)	(3,450,000)

Net increase (decrease) in shares outstanding	—	(100,000)	2,050,000	(950,000)

See notes to financial statements.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,383,466	$4,099,316	$306,253,880	$251,147,675
Net realized gain	1,851,109	3,853,689	1,048,326,875	743,816,235
Net change in unrealized appreciation/depreciation	23,613,771	(8,640,853)	1,206,292,319	(1,016,717,564)

Net increase (decrease) in net assets resulting from operations	29,848,346	(687,848)	2,560,873,074	(21,753,654)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,397,595)	(4,606,767)	(314,456,461)	(272,727,438)

Total distributions to shareholders	(4,397,595)	(4,606,767)	(314,456,461)	(272,727,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,697,170	29,466,230	3,589,055,151	5,833,804,625
Cost of shares redeemed	(19,064,325)	(34,908,236)	(3,134,490,497)	(2,134,868,015)

Net increase (decrease) in net assets from capital share transactions	30,632,845	(5,442,006)	454,564,654	3,698,936,610

INCREASE (DECREASE) IN NET ASSETS	56,083,596	(10,736,621)	2,700,981,267	3,404,455,518

NET ASSETS
Beginning of year	170,436,863	181,173,484	14,801,765,020	11,397,309,502

End of year	$226,520,459	$170,436,863	$17,502,746,287	$14,801,765,020

Undistributed net investment income included in net assets at end of year	$—	$—	$39,176	$7,530,213

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	700,000	29,650,000	50,750,000
Shares redeemed	(450,000)	(800,000)	(26,050,000)	(19,300,000)

Net increase (decrease) in shares outstanding	600,000	(100,000)	3,600,000	31,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$426,401,022	$424,797,815	$727,033,383	$604,368,198
Net realized gain	1,675,332,883	2,122,477,570	1,161,888,799	1,864,941,996
Net change in unrealized appreciation/depreciation	2,471,387,670	(2,057,195,593)	3,519,747,906	(2,981,265,576)

Net increase (decrease) in net assets resulting from operations	4,573,121,575	490,079,792	5,408,670,088	(511,955,382)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(437,698,469)	(424,964,653)	(746,611,785)	(660,074,129)

Total distributions to shareholders	(437,698,469)	(424,964,653)	(746,611,785)	(660,074,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,798,576,327	5,111,974,949	10,222,009,130	7,212,634,903
Cost of shares redeemed	(4,306,825,844)	(4,648,732,611)	(4,709,268,900)	(5,507,239,288)

Net increase in net assets from capital share transactions	491,750,483	463,242,338	5,512,740,230	1,705,395,615

INCREASE IN NET ASSETS	4,627,173,589	528,357,477	10,174,798,533	533,366,104

NET ASSETS
Beginning of year	29,677,346,832	29,148,989,355	26,330,159,516	25,796,793,412

End of year	$34,304,520,421	$29,677,346,832	$36,504,958,049	$26,330,159,516

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$82,343	$4,051,655	$13,219,835	$(446,333)

SHARES ISSUED AND REDEEMED
Shares sold	45,650,000	51,050,000	95,850,000	71,900,000
Shares redeemed	(41,400,000)	(48,350,000)	(44,600,000)	(55,700,000)

Net increase in shares outstanding	4,250,000	2,700,000	51,250,000	16,200,000

See notes to financial statements.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$437,645,475	$386,729,089	$63,996,225	$55,196,490
Net realized gain	3,948,149,155	1,235,684,293	29,054,988	436,107,888
Net change in unrealized appreciation/depreciation	2,692,587,909	(4,703,639,222)	1,266,896,333	(1,386,190,606)

Net increase (decrease) in net assets resulting from operations	7,078,382,539	(3,081,225,840)	1,359,947,546	(894,886,228)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(485,868,639)	(400,400,423)	(70,749,089)	(56,674,684)

Total distributions to shareholders	(485,868,639)	(400,400,423)	(70,749,089)	(56,674,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	103,312,086,742	94,721,172,277	3,064,940,710	2,666,071,826
Cost of shares redeemed	(97,155,527,555)	(96,812,264,359)	(2,665,611,210)	(3,095,480,123)

Net increase (decrease) in net assets from capital share transactions	6,156,559,187	(2,091,092,082)	399,329,500	(429,408,297)

INCREASE (DECREASE) IN NET ASSETS	12,749,073,087	(5,572,718,345)	1,688,527,957	(1,380,969,209)

NET ASSETS
Beginning of year	25,343,887,122	30,916,605,467	5,942,310,697	7,323,279,906

End of year	$38,092,960,209	$25,343,887,122	$7,630,838,654	$5,942,310,697

Distributions in excess of net investment income included in net assets at end of year	$(449,814)	$(8,112)	$(30,599)	$(304)

SHARES ISSUED AND REDEEMED
Shares sold	821,650,000	819,000,000	20,500,000	18,400,000
Shares redeemed	(773,850,000)	(838,700,000)	(18,100,000)	(21,950,000)

Net increase (decrease) in shares outstanding	47,800,000	(19,700,000)	2,400,000	(3,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value ETF
	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$128,325,125	$115,845,986
Net realized gain	266,962,999	221,988,164
Net change in unrealized appreciation/depreciation	1,355,455,593	(840,851,160)

Net increase (decrease) in net assets resulting from operations	1,750,743,717	(503,017,010)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(143,053,363)	(120,780,176)

Total distributions to shareholders	(143,053,363)	(120,780,176)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,258,971,547	2,027,640,181
Cost of shares redeemed	(1,867,117,142)	(1,824,634,599)

Net increase in net assets from capital share transactions	1,391,854,405	203,005,582

INCREASE (DECREASE) IN NET ASSETS	2,999,544,759	(420,791,604)

NET ASSETS
Beginning of year	5,788,063,432	6,208,855,036

End of year	$8,787,608,191	$5,788,063,432

Distributions in excess of net investment income included in net assets at end of year	$(2,678,557)	$(1,157,746)

SHARES ISSUED AND REDEEMED
Shares sold	29,950,000	21,000,000
Shares redeemed	(17,700,000)	(19,100,000)

Net increase in shares outstanding	12,250,000	1,900,000

See notes to financial statements.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$46.83	$46.70	$42.46	$35.58	$32.67

Income from investment operations:
Net investment income[a]	1.00	0.96	0.87	0.81	0.70
Net realized and unrealized gain[b]	7.06	0.14	4.25	6.85	3.42

Total from investment operations	8.06	1.10	5.12	7.66	4.12

Less distributions from:
Net investment income	(1.01)	(0.97)	(0.88)	(0.78)	(1.21)

Total distributions	(1.01)	(0.97)	(0.88)	(0.78)	(1.21)

Net asset value, end of year	$53.88	$46.83	$46.70	$42.46	$35.58

Total return	17.38%	2.40%	12.10%	21.71%[c]	12.99%

Ratios/Supplemental data:
Net assets, end of year (000s)	$102,364	$88,979	$93,402	$76,433	$53,371
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.01%	2.06%	1.92%	2.06%	2.19%
Portfolio turnover rate[d]	7%	7%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.68%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$53.74	$51.75	$45.27	$37.58	$35.18

Income from investment operations:
Net investment income[a]	0.86	0.83	0.79	0.72	0.66
Net realized and unrealized gain[b]	7.69	2.00	6.46	7.69	2.40

Total from investment operations	8.55	2.83	7.25	8.41	3.06

Less distributions from:
Net investment income	(0.85)	(0.84)	(0.77)	(0.72)	(0.66)

Total distributions	(0.85)	(0.84)	(0.77)	(0.72)	(0.66)

Net asset value, end of year	$61.44	$53.74	$51.75	$45.27	$37.58

Total return	16.06%	5.52%	16.08%	22.53%[c]	8.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$847,921	$631,482	$657,175	$459,480	$385,151
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.52%	1.59%	1.62%	1.73%	1.88%
Portfolio turnover rate[d]	15%	16%	10%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 22.50%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$41.57	$43.14	$40.86	$34.54	$30.22

Income from investment operations:
Net investment income[a]	1.10	1.04	0.99	0.85	0.77
Net realized and unrealized gain (loss)[b]	6.59	(1.44)	2.30	6.26	4.33

Total from investment operations	7.69	(0.40)	3.29	7.11	5.10

Less distributions from:
Net investment income	(1.06)	(1.17)	(1.01)	(0.79)	(0.78)

Total distributions	(1.06)	(1.17)	(1.01)	(0.79)	(0.78)

Net asset value, end of year	$48.20	$41.57	$43.14	$40.86	$34.54

Total return	18.68%	(0.91)%	8.06%	20.77%	17.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$226,520	$170,437	$181,173	$185,929	$94,992
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.44%	2.47%	2.30%	2.26%	2.49%
Portfolio turnover rate[c]	14%	16%	13%	14%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$114.08	$115.94	$104.81	$87.30	$78.02

Income from investment operations:
Net investment income[a]	2.30	2.22	2.03	1.79	1.67
Net realized and unrealized gain (loss)[b]	17.21	(1.78)	11.10	17.49	9.31

Total from investment operations	19.51	0.44	13.13	19.28	10.98

Less distributions from:
Net investment income	(2.34)	(2.30)	(2.00)	(1.77)	(1.70)

Total distributions	(2.34)	(2.30)	(2.00)	(1.77)	(1.70)

Net asset value, end of year	$131.25	$114.08	$115.94	$104.81	$87.30

Total return	17.27%	0.41%	12.59%	22.25%	14.30%

Ratios/Supplemental data:
Net assets, end of year (000s)	$17,502,746	$14,801,765	$11,397,310	$8,892,931	$7,185,100
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.89%	1.96%	1.82%	1.86%	2.12%
Portfolio turnover rate[c]	4%	5%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$99.82	$98.94	$86.57	$71.43	$66.11

Income from investment operations:
Net investment income[a]	1.44	1.41	1.32	1.17	1.14
Net realized and unrealized gain[b]	13.97	0.87	12.36	15.13	5.30

Total from investment operations	15.41	2.28	13.68	16.30	6.44

Less distributions from:
Net investment income	(1.47)	(1.40)	(1.31)	(1.16)	(1.12)

Total distributions	(1.47)	(1.40)	(1.31)	(1.16)	(1.12)

Net asset value, end of year	$113.76	$99.82	$98.94	$86.57	$71.43

Total return	15.56%	2.34%	15.87%	22.96%	9.89%

Ratios/Supplemental data:
Net assets, end of year (000s)	$34,304,520	$29,677,347	$29,148,989	$22,992,882	$19,406,502
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.38%	1.44%	1.42%	1.47%	1.73%
Portfolio turnover rate[c]	14%	16%	13%	15%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$98.82	$103.08	$96.45	$81.24	$70.16

Income from investment operations:
Net investment income[a]	2.49	2.34	2.16	1.93	1.75
Net realized and unrealized gain (loss)[b]	16.08	(4.08)	6.60	15.20	11.03

Total from investment operations	18.57	(1.74)	8.76	17.13	12.78

Less distributions from:
Net investment income	(2.49)	(2.52)	(2.13)	(1.92)	(1.70)

Total distributions	(2.49)	(2.52)	(2.13)	(1.92)	(1.70)

Net asset value, end of year	$114.90	$98.82	$103.08	$96.45	$81.24

Total return	18.96%	(1.66)%	9.10%	21.28%	18.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$36,504,958	$26,330,160	$25,796,793	$21,286,193	$16,970,611
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.32%	2.36%	2.13%	2.17%	2.42%
Portfolio turnover rate[c]	13%	16%	13%	12%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$110.74	$124.39	$116.43	$94.46	$82.84

Income from investment operations:
Net investment income[a]	1.78	1.66	1.59	1.36	1.59
Net realized and unrealized gain (loss)[b]	27.08	(13.63)	7.96	22.06	11.73

Total from investment operations	28.86	(11.97)	9.55	23.42	13.32

Less distributions from:
Net investment income	(1.91)	(1.68)	(1.59)	(1.45)	(1.70)

Total distributions	(1.91)	(1.68)	(1.59)	(1.45)	(1.70)

Net asset value, end of year	$137.69	$110.74	$124.39	$116.43	$94.46

Total return	26.25%	(9.67)%	8.29%	24.91%	16.36%

Ratios/Supplemental data:
Net assets, end of year (000s)	$38,092,960	$25,343,887	$30,916,605	$28,815,539	$21,400,065
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.42%	1.43%	1.37%	1.28%	1.91%
Portfolio turnover rate[c]	15%	17%	19%	18%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$132.79	$151.62	$136.14	$107.78	$95.38

Income from investment operations:
Net investment income[a]	1.42	1.17	1.11	0.90	1.21
Net realized and unrealized gain (loss)[b]	29.18	(18.80)	15.47	28.45	12.62

Total from investment operations	30.60	(17.63)	16.58	29.35	13.83

Less distributions from:
Net investment income	(1.55)	(1.20)	(1.10)	(0.99)	(1.43)

Total distributions	(1.55)	(1.20)	(1.10)	(0.99)	(1.43)

Net asset value, end of year	$161.84	$132.79	$151.62	$136.14	$107.78

Total return	23.16%	(11.67)%	12.25%	27.28%	14.70%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,630,839	$5,942,311	$7,323,280	$6,364,359	$4,785,405
Ratio of expenses to average net assets	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.96%	0.82%	0.81%	0.72%	1.27%
Portfolio turnover rate[c]	28%	28%	30%	29%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$93.28	$103.22	$100.88	$83.97	$73.02

Income from investment operations:
Net investment income[a]	1.92	1.89	1.85	1.62	1.82
Net realized and unrealized gain (loss)[b]	25.16	(9.88)	2.46	17.11	11.03

Total from investment operations	27.08	(7.99)	4.31	18.73	12.85

Less distributions from:
Net investment income	(2.09)	(1.95)	(1.97)	(1.82)	(1.90)

Total distributions	(2.09)	(1.95)	(1.97)	(1.82)	(1.90)

Net asset value, end of year	$118.27	$93.28	$103.22	$100.88	$83.97

Total return	29.25%	(7.76)%	4.34%	22.47%	17.95%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,787,608	$5,788,063	$6,208,855	$6,007,288	$5,038,204
Ratio of expenses to average net assets	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.79%	1.98%	1.86%	1.76%	2.46%
Portfolio turnover rate[c]	24%	26%	26%	30%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified

iShares ETF	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Top 200
BNP Paribas Prime Brokerage Inc.	$213,457	$213,457	$—
BNP Paribas Prime Brokerage International Ltd.	46,162	46,162	—
Credit Suisse Securities (USA) LLC	60,948	60,948	—
Deutsche Bank Securities Inc.	2,505	2,505	—
Merrill Lynch, Pierce, Fenner & Smith	95,360	95,360	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	63,174	63,174	—
Nomura Securities International Inc.	42,889	42,889	—

	$524,495	$524,495	$—

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell Top 200 Growth
Barclays Capital Inc.	$7,463	$7,463	$—
BNP Paribas New York Branch	14,927	14,927	—
BNP Paribas Prime Brokerage International Ltd.	208,144	208,144	—
Citigroup Global Markets Inc.	23,377	23,377	—
Deutsche Bank Securities Inc.	88,221	88,221	—
Merrill Lynch, Pierce, Fenner & Smith	805,957	805,957	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,295,697	2,295,697	—

	$3,443,786	$3,443,786	$—

Russell Top 200 Value
BNP Paribas New York Branch	$1,014	$1,014	$—
Credit Suisse Securities (USA) LLC	9,741	9,741	—
Deutsche Bank Securities Inc.	47,311	47,311	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	148,806	148,806	—

	$206,872	$206,872	$—

Russell 1000
Barclays Capital Inc.	$7,546,386	$7,546,386	$—
BNP Paribas New York Branch	6,202,147	6,202,147	—
BNP Paribas Prime Brokerage Inc.	6,440,629	6,440,629	—
BNP Paribas Prime Brokerage International Ltd.	1,936,712	1,936,712	—
Citigroup Global Markets Inc.	17,003,647	17,003,647	—
Credit Suisse Securities (USA) LLC	25,642,034	25,642,034	—
Deutsche Bank Securities Inc.	24,036,544	24,036,544	—
Goldman Sachs & Co.	45,409,690	45,409,690	—
HSBC Bank PLC	8,716,652	8,716,652	—
Jefferies LLC	2,739,845	2,739,845	—
JPMorgan Securities LLC	35,067,478	35,067,478	—
Merrill Lynch, Pierce, Fenner & Smith	15,380,512	15,380,512	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	31,553,976	31,553,976	—
National Financial Services LLC	42,488	42,488	—
Nomura Securities International Inc.	1,129,398	1,129,398	—
Scotia Capital (USA) Inc.	1,413,152	1,413,152	—
State Street Bank & Trust Company	28,918,628	28,918,628	—
UBS AG	2,545,745	2,545,745	—
UBS Securities LLC	4,982,175	4,982,175	—
Wells Fargo Securities LLC	3,752,948	3,752,948	—

	$270,460,786	$270,460,786	$—

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 1000 Growth
Barclays Capital Inc.	$6,271,760	$6,271,760	$—
BNP Paribas New York Branch	4,653,057	4,653,057	—
BNP Paribas Prime Brokerage Inc.	5,038,128	5,038,128	—
BNP Paribas Prime Brokerage International Ltd.	28,276,393	28,276,393	—
Citigroup Global Markets Inc.	81,854,940	81,854,940	—
Credit Suisse Securities (USA) LLC	60,073,218	60,073,218	—
Deutsche Bank Securities Inc.	32,069,800	32,069,800	—
Goldman Sachs & Co.	209,140,132	209,140,132	—
HSBC Bank PLC	1,269,489	1,269,489	—
Jefferies LLC	1,997,314	1,997,314	—
JPMorgan Securities LLC	127,388,290	127,388,290	—
Merrill Lynch, Pierce, Fenner & Smith	45,946,454	45,946,454	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	92,785,798	92,785,798	—
National Financial Services LLC	6,303,267	6,303,267	—
Nomura Securities International Inc.	833,841	833,841	—
Scotia Capital (USA) Inc.	128,400	128,400	—
SG Americas Securities LLC	10,122	10,122	—
State Street Bank & Trust Company	81,436,923	81,436,923	—
UBS AG	3,293,421	3,293,421	—
UBS Securities LLC	19,138,816	19,138,816	—
Wells Fargo Securities LLC	2,719,019	2,719,019	—

	$810,628,582	$810,628,582	$—

Russell 1000 Value
Barclays Capital Inc.	$3,527,407	$3,527,407	$—
BNP Paribas New York Branch	9,153,160	9,091,134	(62,026)
BNP Paribas Prime Brokerage Inc.	3,387,406	3,387,406	—
BNP Paribas Prime Brokerage International Ltd.	358,411	358,411	—
Citigroup Global Markets Inc.	29,926,006	29,926,006	—
Credit Suisse Securities (USA) LLC	25,828,342	25,828,342	—
Deutsche Bank Securities Inc.	20,711,990	20,711,990	—
Goldman Sachs & Co.	46,718,866	46,718,866	—
HSBC Bank PLC	1,783,883	1,783,883	—
Jefferies LLC	2,265,042	2,265,042	—
JPMorgan Securities LLC	51,818,708	51,818,708	—
Merrill Lynch, Pierce, Fenner & Smith	35,104,661	35,104,661	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	54,906,629	54,906,629	—
Nomura Securities International Inc.	1,188,896	1,188,896	—
Scotia Capital (USA) Inc.	1,318,128	1,318,128	—
SG Americas Securities LLC	25,630	25,630	—
State Street Bank & Trust Company	41,441,269	41,441,269	—
UBS AG	1,768,029	1,768,029	—
UBS Securities LLC	11,535,540	11,535,540	—
Wells Fargo Securities LLC	8,500,871	8,500,871	—

	$351,268,874	$351,206,848	$(62,026)

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Russell 2000
Barclays Capital Inc.	$82,247,187	$82,247,187	$—
BNP Paribas New York Branch	32,655,574	32,655,574	—
BNP Paribas Prime Brokerage Inc.	28,026,434	28,026,434	—
BNP Paribas Prime Brokerage International Ltd.	60,430,154	60,430,154	—
Citigroup Global Markets Inc.	278,546,987	278,546,987	—
Credit Suisse Securities (USA) LLC	277,831,529	277,831,529	—
Deutsche Bank Securities Inc.	462,945,003	462,945,003	—
Goldman Sachs & Co.	929,515,403	929,515,403	—
HSBC Bank PLC	39,710,705	39,710,705	—
Jefferies LLC	45,389,322	45,389,322	—
JPMorgan Securities LLC	802,371,516	802,371,516	—
Merrill Lynch, Pierce, Fenner & Smith	352,015,805	352,015,805	—
Mizuho Securities USA Inc.	1,104,345	1,104,345	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	793,637,992	793,637,992	—
National Financial Services LLC	82,110,503	82,110,503	—
Nomura Securities International Inc.	14,639,287	14,639,287	—
Scotia Capital (USA) Inc.	12,249,024	12,249,024	—
SG Americas Securities LLC	7,049,272	7,049,272	—
State Street Bank & Trust Company	247,991,195	247,991,195	—
UBS AG	88,149,235	88,149,235	—
UBS Securities LLC	89,373,548	89,373,548	—
Wells Fargo Securities LLC	72,368,025	72,368,025	—

	$4,800,358,045	$4,800,358,045	$—

Russell 2000 Growth
Barclays Capital Inc.	$25,448,924	$25,448,924	$—
BNP Paribas New York Branch	11,410,621	11,410,621	—
BNP Paribas Prime Brokerage Inc.	18,108,565	18,108,565	—
BNP Paribas Prime Brokerage International Ltd.	19,958,993	19,958,993	—
Citigroup Global Markets Inc.	66,703,071	66,703,071	—
Credit Suisse Securities (USA) LLC	115,002,233	115,002,233	—
Deutsche Bank Securities Inc.	134,528,666	134,528,666	—
Goldman Sachs & Co.	250,052,695	250,052,695	—
HSBC Bank PLC	11,235,694	11,235,694	—
Jefferies LLC	3,186,885	3,186,885	—
JPMorgan Securities LLC	174,732,332	174,732,332	—
Merrill Lynch, Pierce, Fenner & Smith	102,959,112	102,959,112	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	274,540,834	274,540,834	—
National Financial Services LLC	28,552,620	28,552,620	—
Nomura Securities International Inc.	2,166,349	2,166,349	—
RBC Capital Markets LLC	4,495,310	4,495,310	—
Scotia Capital (USA) Inc.	4,791,399	4,791,399	—
SG Americas Securities LLC	1,459,137	1,459,137	—
State Street Bank & Trust Company	50,637,658	50,637,658	—

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
UBS AG	$21,224,930	$21,224,930	$—
UBS Securities LLC	13,388,171	13,388,171	—
Wells Fargo Securities LLC	5,446,146	5,446,146	—

	$1,340,030,345	$1,340,030,345	$—

Russell 2000 Value
Barclays Capital Inc.	$26,199,685	$26,199,685	$—
BNP Paribas New York Branch	7,571,364	7,571,364	—
BNP Paribas Prime Brokerage Inc.	2,769,640	2,769,640	—
BNP Paribas Prime Brokerage International Ltd.	20,933,434	20,933,434	—
Citigroup Global Markets Inc.	96,159,550	96,159,550	—
Credit Suisse Securities (USA) LLC	57,901,954	57,901,954	—
Deutsche Bank Securities Inc.	65,524,936	65,524,936	—
Goldman Sachs & Co.	148,585,510	148,585,510	—
HSBC Bank PLC	1,238,883	1,238,883	—
Jefferies LLC	7,522,532	7,522,532	—
JPMorgan Securities LLC	127,658,016	127,658,016	—
Merrill Lynch, Pierce, Fenner & Smith	61,695,550	61,695,550	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	137,118,507	137,118,507	—
National Financial Services LLC	8,074,689	8,074,689	—
Nomura Securities International Inc.	2,539,727	2,539,727	—
Scotia Capital (USA) Inc.	1,553,773	1,553,773	—
SG Americas Securities LLC	1,013,857	1,013,857	—
State Street Bank & Trust Company	17,269,557	17,269,557	—
UBS AG	12,665,540	12,665,540	—
UBS Securities LLC	21,364,685	21,364,685	—
Wells Fargo Securities LLC	13,691,216	13,691,216	—

	$839,052,605	$839,052,605	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $46 billion
0.1900	[a]	Over $46 billion, up to and including $81 billion
0.1805	[a]	Over $81 billion, up to and including $111 billion
0.1715	[a]	Over $111 billion, up to and including $141 billion
0.1630	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $46 billion
0.2375	[a]	Over $46 billion, up to and including $81 billion
0.2257	[a]	Over $81 billion, up to and including $111 billion
0.2144	[a]	Over $111 billion, up to and including $141 billion
0.2037	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Russell Top 200	$3,825
Russell Top 200 Growth	44,429
Russell Top 200 Value	1,714
Russell 1000	1,200,327
Russell 1000 Growth	3,407,369

iShares ETF	Fees Paid to BTC
Russell 1000 Value	$1,003,643
Russell 2000	27,379,890
Russell 2000 Growth	7,696,395
Russell 2000 Value	5,056,503

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$3,201,227	$1,927,694
Russell Top 200 Growth	67,429,347	60,787,027
Russell Top 200 Value	18,300,630	15,356,609
Russell 1000	213,187,804	130,494,257
Russell 1000 Growth	2,638,649,578	3,013,153,144
Russell 1000 Value	3,139,506,621	2,240,577,624
Russell 2000	598,046,287	1,120,785,531
Russell 2000 Growth	913,574,864	861,045,357
Russell 2000 Value	609,734,927	1,002,137,327

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$7,186,921	$6,823,248
Russell Top 200 Growth	98,038,867	97,499,956
Russell Top 200 Value	26,202,929	25,075,359
Russell 1000	873,664,938	693,356,800
Russell 1000 Growth	4,498,284,154	4,216,127,311
Russell 1000 Value	4,682,279,954	4,196,523,295
Russell 2000	6,295,573,637	4,777,499,709
Russell 2000 Growth	2,244,577,782	1,832,671,519
Russell 2000 Value	2,046,306,910	1,745,634,154

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$21,775,650	$22,624,081
Russell Top 200 Growth	172,505,085	49,650,758
Russell Top 200 Value	49,497,486	19,020,951
Russell 1000	3,559,242,325	3,094,931,710
Russell 1000 Growth	4,779,958,803	4,285,074,140
Russell 1000 Value	10,117,405,407	4,671,745,937
Russell 2000	100,762,963,796	94,629,134,833
Russell 2000 Growth	3,011,460,344	2,619,170,018
Russell 2000 Value	3,152,089,030	1,805,183,144

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Russell 1000 ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$13,358	$365,461	$1,464,544

Assets
	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$275,768	$317,951

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[b]	$2,014	$35,276

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$7,213,179	$9,421,667	$14,340,806

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Equity contracts:
Futures contracts	$(725,278)	$(947,093)	$(1,328,939)

	Net Realized Gain (Loss)
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$15,604,573	$3,052,615	$3,611,370

	Net Change in Unrealized Appreciation/Depreciation
	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Equity contracts:
Futures contracts	$(285,799)	$845	$(122,341)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2017:

	iShares Russell 1000 ETF	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF
Average value of contracts purchased	$39,116,557	$58,480,508	$90,010,430

	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF	iShares Russell 2000 Value ETF
Average value of contracts purchased	$90,310,929	$14,266,308	$20,470,279

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$2,754,747	$(74,915)	$(2,679,832)
Russell Top 200 Growth	21,134,996	(51,103)	(21,083,893)
Russell Top 200 Value	1,893,380	14,129	(1,907,509)
Russell 1000	1,044,108,651	711,544	(1,044,820,195)
Russell 1000 Growth	1,272,849,459	7,328,135	(1,280,177,594)
Russell 1000 Value	1,305,616,684	33,244,570	(1,338,861,254)
Russell 2000	4,685,740,232	47,781,462	(4,733,521,694)
Russell 2000 Growth	130,556,395	6,722,569	(137,278,964)
Russell 2000 Value	313,356,540	13,207,427	(326,563,967)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Russell Top 200
Ordinary income	$2,094,212	$1,986,486

Russell Top 200 Growth
Ordinary income	$10,326,401	$9,281,805

Russell Top 200 Value
Ordinary income	$4,397,595	$4,606,767

Russell 1000
Ordinary income	$314,456,461	$272,727,438

Russell 1000 Growth
Ordinary income	$437,698,469	$424,964,653

Russell 1000 Value
Ordinary income	$746,611,785	$660,074,129

Russell 2000
Ordinary income	$485,868,639	$400,400,423

Russell 2000 Growth
Ordinary income	$70,749,089	$56,674,684

Russell 2000 Value
Ordinary income	$143,053,363	$120,780,176

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Russell Top 200	$—	$(1,904,781)	$10,085,293	$8,180,512
Russell Top 200 Growth	—	(17,934,123)	205,649,552	187,715,429
Russell Top 200 Value	—	(4,960,764)	19,723,404	14,762,640
Russell 1000	—	(241,156,709)	2,118,759,878	1,877,603,169
Russell 1000 Growth	—	(2,142,507,383)	8,509,896,478	6,367,389,095
Russell 1000 Value	13,111,976	(777,056,542)	4,355,778,135	3,591,833,569
Russell 2000	—	(4,821,805,864)	(5,872,839,697)	(10,694,645,561)
Russell 2000 Growth	—	(1,411,818,787)	181,711,251	(1,230,107,536)
Russell 2000 Value	—	(677,542,196)	582,339,164	(95,203,032)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Russell Top 200	$1,898,024	$—	$6,757	$1,904,781
Russell Top 200 Growth	14,039,322	—	3,894,801	17,934,123
Russell Top 200 Value	1,550,539	—	3,410,225	4,960,764
Russell 1000	32,417,999	198,974,722	9,763,988	241,156,709
Russell 1000 Growth	205,958,812	1,537,593,620	398,954,951	2,142,507,383
Russell 1000 Value	91,820,452	537,253,151	147,982,939	777,056,542
Russell 2000	3,486,544,407	965,955,801	369,305,656	4,821,805,864
Russell 2000 Growth	542,480,665	592,964,832	276,373,290	1,411,818,787
Russell 2000 Value	121,127,302	443,046,329	113,368,565	677,542,196

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2017, the iShares Russell Top 200 Growth ETF utilized $415,576 of its capital loss carryforwards.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	105

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF,

iShares Russell Top 200 Value ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF,

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and

iShares Russell 2000 Value ETF

In our opinion, the (i) accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, and iShares Russell Top 200 Value ETF as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, and (ii) accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, (constituting funds of the iShares Trust, hereafter referred to as the “Funds”), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Russell Top 200	$2,181,648
Russell Top 200 Growth	10,975,732
Russell Top 200 Value	4,728,537
Russell 1000	313,766,841
Russell 1000 Growth	455,322,527

iShares ETF	Qualified Dividend Income
Russell 1000 Value	$765,174,605
Russell 2000	291,131,539
Russell 2000 Growth	48,633,987
Russell 2000 Value	90,453,881

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	94.20
Russell 1000 Growth	100.00

iShares ETF	Dividends- Received Deduction
Russell 1000 Value	92.87%
Russell 2000	60.79
Russell 2000 Growth	72.61
Russell 2000 Value	62.83

TAX INFORMATION	107

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$1.000899	$—	$0.004507	$1.005406	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.846774	—	0.004418	0.851192	99	—	1		100
Russell Top 200 Value	1.057256	—	0.004474	1.061730	100	—	0	[a]	100
Russell 1000	2.311941	—	0.032565	2.344506	99	—	1		100
Russell 1000 Growth	1.456286	—	0.011686	1.467972	99	—	1		100
Russell 1000 Value	2.445704	—	0.043407	2.489111	98	—	2		100
Russell 2000	1.800352	—	0.114175	1.914527	94	—	6		100
Russell 2000 Growth	1.516825	—	0.033959	1.550784	98	—	2		100
Russell 2000 Value	1.957130	—	0.135321	2.092451	94	—	6		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	657	49.77
At NAV	177	13.41
Less than 0.0% and Greater than –0.5%	485	36.74

	1,320	100.00%

iShares Russell Top 200 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	662	50.15%
At NAV	180	13.64
Less than 0.0% and Greater than –0.5%	478	36.21

	1,320	100.00%

iShares Russell Top 200 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	727	55.07%
At NAV	170	12.88
Less than 0.0% and Greater than –0.5%	423	32.05

	1,320	100.00%

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	622	47.12%
At NAV	246	18.64
Less than 0.0% and Greater than –0.5%	452	34.24

	1,320	100.00%

iShares Russell 1000 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	617	46.75%
At NAV	249	18.86
Less than 0.0% and Greater than –0.5%	454	34.39

	1,320	100.00%

iShares Russell 1000 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	693	52.50%
At NAV	210	15.91
Less than 0.0% and Greater than –0.5%	417	31.59

	1,320	100.00%

iShares Russell 2000 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	618	46.82%
At NAV	97	7.35
Less than 0.0% and Greater than –0.5%	605	45.83

	1,320	100.00%

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	590	44.69
At NAV	118	8.94
Less than 0.0% and Greater than –0.5%	611	46.29

	1,320	100.00%

iShares Russell 2000 Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	611	46.29
At NAV	105	7.95
Less than 0.0% and Greater than –0.5%	603	45.68

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Russell 1000 Value ETF and iShares Russell 2000 ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2016 was USD 3.73 million. This figure is comprised of fixed remuneration of USD 1.47 million and variable remuneration of USD 2.26 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 1000 Value ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 515.28 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 124.14 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares Russell 2000 ETF in respect of BFA’s financial year ending December 31, 2016 was USD 4.14 million. This figure is comprised of fixed remuneration of USD 1.63 million and variable remuneration of USD 2.51 million. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares Russell 2000 ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 572.17 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 137.84 thousand.

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002)	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	113

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	115

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

116	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

Notes:

118	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-305-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Micro-Cap ETF | IWC | NYSE Arca
➢	iShares Russell 3000 ETF | IWV | NYSE Arca
➢	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
➢	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
➢	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies —including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MICRO-CAP ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.60%	27.55%	27.77%	27.60%	27.55%	27.77%
5 Years	12.34%	12.29%	12.43%	78.90%	78.52%	79.64%
10 Years	5.07%	5.09%	5.42%	64.05%	64.26%	69.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,102.90	$3.15	$1,000.00	$1,021.90	$3.02	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MICRO-CAP ETF

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 27.60%, net of fees, while the total return for the Index was 27.77%.

As represented by the Index, micro-capitalization U.S. stocks posted a positive return for the reporting period, benefiting from a brighter economic outlook, rising business and consumer confidence, and improving economic growth. Based on the Russell Indexes, micro-capitalization stocks delivered strong returns, outperforming large-, mid-, and small-capitalization stocks for the reporting period.

All 11 sectors contributed to the Index’s return for the reporting period. The financials sector was the largest contributor to the Index’s performance. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate hikes by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector was also a significant contributor to the Index’s performance for the reporting period. Every industry group in the sector — semiconductors, software and services, and hardware and equipment stocks — posted strong returns despite the slow pace of initial public offerings.

The healthcare and industrials sectors were also significant contributors to the Index’s performance for the reporting period. The healthcare sector’s performance reflected solid earnings and optimism for growth. Economically sensitive industrials stocks benefited from a steady expansion in manufacturing activity, increasing construction spending in response to higher home prices, and investors’ optimism for a cyclical rebound in the wake of the U.S. presidential election. Consumer discretionary stocks were another source of strength.

While no single sector detracted from the Index’s performance for the reporting period, the real estate, utilities, consumer staples, and telecommunication services sectors each contributed only fractionally.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	26.94%
Health Care	19.72
Information Technology	13.84
Consumer Discretionary	12.18
Industrials	11.64
Real Estate	4.24
Energy	4.02
Materials	2.71
Consumer Staples	1.96
Utilities	1.58
Telecommunication Services	1.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Mercury Systems Inc.	0.51%
NutriSystem Inc.	0.45
Aerie Pharmaceuticals Inc.	0.37
CenterState Banks Inc.	0.36
Merit Medical Systems Inc.	0.34
Walker & Dunlop Inc.	0.32
Oclaro Inc.	0.31
Lakeland Financial Corp.	0.30
Pacific Premier Bancorp. Inc.	0.29
CareTrust REIT Inc.	0.29

TOTAL	3.54%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.87%	17.88%	18.07%	17.87%	17.88%	18.07%
5 Years	12.99%	12.99%	13.18%	84.16%	84.18%	85.72%
10 Years	7.39%	7.39%	7.54%	104.03%	104.09%	106.84%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.00	$1.05	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 ETF

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.87%, net of fees, while the total return for the Index was 18.07%.

As represented by the Index, the broad U.S. stock market posted a positive return for the reporting period, benefiting from a brighter economic outlook, rising business and consumer confidence, and improving economic growth.

Looking at the performance of the broad market, small-capitalization stocks outperformed both large- and mid-capitalization companies, while value stocks outperformed growth stocks in all capitalization ranges, as measured by the Russell Indexes.

Ten of the 11 sectors contributed to the Index’s return for the reporting period, led by the information technology sector. Every industry group in the sector posted strong returns despite the slow pace of initial public offerings. Higher spending on enterprise software helped drive the solid gains in the software and services industry. The hardware and equipment industry posted solid performance amid rising expectations for stabilization of the personal computer industry and modest revenue growth.

The financials sector contributed meaningfully to the Index’s performance for the reporting period. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate hikes by the Fed during the reporting period, led to gains in the banking and diversified financial services industries.

The industrials, healthcare, and consumer discretionary sectors also contributed to the Index’s return for the reporting period, led by the aerospace and defense, health care equipment and supplies, and media industries, respectively.

On the downside, the real estate sector slightly detracted from the Index’s return for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	21.10%
Financials	14.95
Health Care	13.36
Consumer Discretionary	12.70
Industrials	10.70
Consumer Staples	8.35
Energy	6.09
Real Estate	4.03
Materials	3.38
Utilities	3.16
Telecommunication Services	2.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	3.21%
Microsoft Corp.	2.04
Amazon.com Inc.	1.41
Johnson & Johnson	1.40
Exxon Mobil Corp.	1.40
JPMorgan Chase & Co.	1.30
Facebook Inc. Class A	1.30
Berkshire Hathaway Inc. Class B	1.29
General Electric Co.	1.06
AT&T Inc.	1.04

TOTAL	15.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.79%	16.77%	17.03%	16.79%	16.77%	17.03%
5 Years	12.90%	12.90%	13.09%	83.44%	83.47%	84.96%
10 Years	7.79%	7.78%	7.94%	111.69%	111.57%	114.69%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.30	$1.04	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP ETF

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 16.79%, net of fees, while the total return for the Index was 17.03%.

As represented by the Index, mid-capitalization U.S. stocks posted a positive return for the reporting period. Based on the Russell indexes, mid-capitalization stocks posted strong returns that were in line with the broader market, but trailed both large- and small-capitalization stocks.

Ten of 11 sectors contributed to the Index’s return for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in the banking industry.

The information technology sector also contributed meaningfully to the Index’s performance, despite the slow pace of initial public offerings. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry.

The industrials and materials sectors posted strong performance for the reporting period. Expansion in manufacturing, increasing construction spending, and investors’ optimism contributed to a positive environment for these economically sensitive sectors.

The healthcare sector was another source of strength during the reporting period. The biotechnology industry delivered a solid performance, while the healthcare equipment and services industry rallied on strong earnings growth. Other noteworthy contributors to the Index’s performance included the consumer discretionary and energy sectors.

In contrast, real estate was the only sector to detract from the index’s performance for the reporting period, as rising interest rates weighed on real estate investment trusts.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Information Technology	15.21%
Consumer Discretionary	15.03
Industrials	13.81
Financials	13.12
Real Estate	10.11
Health Care	9.28
Utilities	6.19
Energy	5.85
Materials	5.69
Consumer Staples	4.98
Telecommunication Services	0.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

NVIDIA Corp.	0.87%
Johnson Controls International PLC	0.60
Marriott International Inc./MD Class A	0.47
Equinix Inc.	0.47
Micron Technology Inc.	0.47
Analog Devices Inc.	0.46
Intuitive Surgical Inc.	0.45
Synchrony Financial	0.45
SunTrust Banks Inc.	0.43
Sempra Energy	0.43

TOTAL	5.10%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP GROWTH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.85%	13.85%	14.07%	13.85%	13.85%	14.07%
5 Years	11.74%	11.75%	11.95%	74.23%	74.28%	75.88%
10 Years	7.92%	7.92%	8.13%	114.39%	114.26%	118.55%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.80	$1.24	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 13.85%, net of fees, while the total return for the Index was 14.07%.

As represented by the Index, mid-capitalization U.S. growth stocks posted a positive return for the reporting period. Based on the Russell indexes, mid-capitalization stocks posted strong returns that were in line with the broader market, but trailed both large- and small-capitalization stocks. Within the Russell Midcap® Index, growth stocks underperformed value stocks.

All 11 sectors contributed to the Index’s return for the reporting period. The information technology sector contributed the most to the Index’s performance, despite the slow pace of initial public offerings. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry. Stabilization in the personal computer industry and modest revenue growth also benefited the hardware and equipment industry.

The healthcare sector also contributed significantly to the Index’s performance during the reporting period, led by the healthcare equipment and services industry, which benefited from strong earnings growth. The pharmaceuticals, biotechnology, and life sciences industry also made solid contributions to the Index’s performance despite increased scrutiny from lawmakers on prescription drug costs.

The industrials and financials sectors were material contributors to the Index’s performance for the reporting period. Expansion in manufacturing, increased construction spending, and investor optimism helped economically sensitive industrials stocks. In the financials sector, diversified financial services firms and banks benefited from two interest rate increases by the Fed during the reporting period, along with expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Consumer Discretionary	22.99%
Information Technology	22.26
Health Care	15.56
Industrials	14.84
Consumer Staples	7.06
Financials	5.33
Real Estate	5.32
Materials	5.15
Energy	1.30
Telecommunication Services	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

NVIDIA Corp.	1.92%
Equinix Inc.	1.04
Intuitive Surgical Inc.	1.00
Electronic Arts Inc.	0.90
Ross Stores Inc.	0.90
Fiserv Inc.	0.89
O’Reilly Automotive Inc.	0.88
Illumina Inc.	0.86
Zoetis Inc.	0.84
Marriott International Inc./MD Class A	0.79

TOTAL	10.02%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MID-CAP VALUE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.51%	19.48%	19.82%	19.51%	19.48%	19.82%
5 Years	13.82%	13.82%	14.07%	91.01%	91.00%	93.13%
10 Years	7.29%	7.29%	7.47%	102.17%	102.14%	105.59%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.60	$1.25	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 19.51%, net of fees, while the total return for the Index was 19.82%.

As represented by the Index, mid-capitalization U.S. value stocks posted a positive return for the reporting period. Based on the Russell indexes, mid-capitalization stocks delivered strong returns that were in line with the broader market, but trailed both large- and small-capitalization stocks. Within the Russell Midcap® Index, value stocks outperformed growth stocks.

Nine of the 11 sectors in the Index contributed to the Index’s performance for the reporting period, led by the financials sector. The election of Donald Trump to the U.S. presidency drove expectations that the new administration’s fiscal policies would stimulate economic growth and reduce regulation. Those expectations, coupled with two interest rate increases by the Fed during the reporting period, led to gains in banks and diversified financial services stocks. Insurance and select real estate-related stocks were other sources of strength.

The industrials sector also posted strong performance for the reporting period. Expansion in manufacturing, increased construction spending, and investor optimism aided these economically sensitive stocks.

The information technology sector also contributed to the Index’s performance despite the slow pace of initial public offerings. Growth in data centers for cloud computing and technology products with wireless connectivity increased demand for semiconductors, while higher spending on enterprise software helped the software and services industry. Other noteworthy contributors to the Index’s performance included the energy, materials, utilities, and consumer discretionary sectors.

In contrast, the real estate sector was the largest detractor from the Index’s performance, as rising interest rates weighed on the sector for the reporting period. Telecommunication services was the only other sector that detracted from performance.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Financials	19.50%
Real Estate	14.03
Industrials	12.94
Utilities	11.26
Energy	9.60
Information Technology	9.43
Consumer Discretionary	8.52
Materials	6.13
Health Care	4.14
Consumer Staples	3.27
Telecommunication Services	1.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Johnson Controls International PLC	0.86%
Micron Technology Inc.	0.85
Synchrony Financial	0.81
SunTrust Banks Inc.	0.79
Sempra Energy	0.78
Analog Devices Inc.	0.78
Prologis Inc.	0.77
Marathon Petroleum Corp.	0.75
Baker Hughes Inc.	0.74
PPL Corp.	0.72

TOTAL	7.85%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Mercury Systems Inc.[a,b]	111,130	$4,339,626	0.51%
Other securities[c]		7,226,041	0.85

		11,565,667	1.36
AIR FREIGHT & LOGISTICS
Other securities[c]		4,454,976	0.52

		4,454,976	0.52
AUTO COMPONENTS
Other securities[c]		10,337,124	1.21

		10,337,124	1.21
AUTOMOBILES
Other securities[c]		1,860,680	0.22

		1,860,680	0.22
BANKS
Cardinal Financial Corp.	75,544	2,261,787	0.27
CenterState Banks Inc.	118,028	3,056,925	0.36
Customers Bancorp. Inc.[a]	66,375	2,092,804	0.25
Enterprise Financial Services Corp.	47,158	1,999,499	0.23
First Busey Corp.	75,954	2,233,048	0.26
Hanmi Financial Corp.	75,821	2,331,496	0.27
Lakeland Bancorp. Inc.	99,008	1,940,557	0.23
Lakeland Financial Corp.	59,079	2,547,486	0.30
MainSource Financial Group Inc.	57,429	1,891,137	0.22
Pacific Premier Bancorp. Inc.[a,b]	64,422	2,483,468	0.29
Sandy Spring Bancorp. Inc.	58,005	2,377,625	0.28
Southside Bancshares Inc.	63,882	2,144,519	0.25
State Bank Financial Corp.	86,986	2,272,074	0.27
Stock Yards Bancorp. Inc.	52,165	2,120,507	0.25
Other securities[c]		115,522,433	13.55

		147,275,365	17.28
BEVERAGES
Other securities[c]		2,967,946	0.35

		2,967,946	0.35
BIOTECHNOLOGY
Blueprint Medicines Corp.[a,b]	58,013	2,319,940	0.27

Security	Shares	Value	% of Net Assets
Synergy Pharmaceuticals Inc.[a,b]	482,139	$2,246,768	0.26%
Xencor Inc.[a,b]	86,001	2,057,144	0.24
Other securities[c]		66,513,069	7.81

		73,136,921	8.58
BUILDING PRODUCTS
Patrick Industries Inc.[a,b]	34,462	2,443,356	0.29
Other securities[c]		6,886,307	0.80

		9,329,663	1.09
CAPITAL MARKETS
Other securities[c]		12,061,731	1.41

		12,061,731	1.41
CHEMICALS
Koppers Holdings Inc.[a]	48,171	2,040,042	0.24
Other securities[c]		10,963,592	1.29

		13,003,634	1.53
COMMERCIAL SERVICES & SUPPLIES
Viad Corp.	47,666	2,154,503	0.25
Other securities[c]		12,704,865	1.49

		14,859,368	1.74
COMMUNICATIONS EQUIPMENT
Applied Optoelectronics Inc.[a,b]	38,867	2,182,382	0.26
Oclaro Inc.[a,b]	264,559	2,597,969	0.30
Other securities[c]		13,487,292	1.58

		18,267,643	2.14
CONSTRUCTION & ENGINEERING
Argan Inc.	31,720	2,098,278	0.25
Other securities[c]		6,102,116	0.71

		8,200,394	0.96
CONSTRUCTION MATERIALS
Other securities[c]		427,598	0.05

		427,598	0.05
CONSUMER FINANCE
Other securities[c]		3,745,548	0.44

		3,745,548	0.44
CONTAINERS & PACKAGING
Other securities[c]		1,277,301	0.15

		1,277,301	0.15
DISTRIBUTORS
Other securities[c]		529,384	0.06

		529,384	0.06

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED CONSUMER SERVICES
Strayer Education Inc.	25,183	$2,026,980	0.24%
Other securities[c]		8,442,421	0.99

		10,469,401	1.23
DIVERSIFIED FINANCIAL SERVICES
Other securities[c]		3,186,629	0.37

		3,186,629	0.37
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[c]		7,748,910	0.91

		7,748,910	0.91
ELECTRIC UTILITIES
Other securities[c]		670,895	0.08

		670,895	0.08
ELECTRICAL EQUIPMENT
Other securities[c]		5,456,298	0.64

		5,456,298	0.64
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
ePlus Inc.[a]	15,054	2,033,043	0.24
Novanta Inc.[a]	74,182	1,969,532	0.23
Other securities[c]		15,255,392	1.79

		19,257,967	2.26
ENERGY EQUIPMENT & SERVICES
Exterran Corp.[a]	77,939	2,451,182	0.29
Other securities[c]		14,002,517	1.64

		16,453,699	1.93
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
CareTrust REIT Inc.[b]	147,175	2,475,484	0.29
Monmouth Real Estate Investment Corp.	155,023	2,212,178	0.26
Other securities[c]		27,311,494	3.20

		31,999,156	3.75
FOOD & STAPLES RETAILING
Other securities[c]		1,345,943	0.16

		1,345,943	0.16
FOOD PRODUCTS
Other securities[c]		7,195,676	0.84

		7,195,676	0.84
GAS UTILITIES
Other securities[c]		1,082,228	0.13

		1,082,228	0.13

Security	Shares	Value	% of Net Assets
HEALTH CARE EQUIPMENT & SUPPLIES
Cardiovascular Systems Inc.[a]	75,374	$2,131,200	0.25%
Merit Medical Systems Inc.[a]	101,365	2,929,448	0.34
Other securities[c]		27,853,201	3.27

		32,913,849	3.86
HEALTH CARE PROVIDERS & SERVICES
BioTelemetry Inc.[a]	65,250	1,888,988	0.22
LHC Group Inc.[a,b]	35,816	1,930,482	0.23
Tivity Health Inc.[a,b]	75,507	2,197,254	0.26
U.S. Physical Therapy Inc.	28,941	1,889,847	0.22
Other securities[c]		15,089,036	1.77

		22,995,607	2.70
HEALTH CARE TECHNOLOGY
Other securities[c]		4,849,239	0.57

		4,849,239	0.57
HOTELS, RESTAURANTS & LEISURE
Denny’s Corp.[a,b]	179,249	2,217,310	0.26
Other securities[c]		21,188,496	2.49

		23,405,806	2.75
HOUSEHOLD DURABLES
Other securities[c]		12,707,032	1.49

		12,707,032	1.49
HOUSEHOLD PRODUCTS
Other securities[c]		990,833	0.12

		990,833	0.12
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[c]		1,937,803	0.23

		1,937,803	0.23
INSURANCE
Stewart Information Services Corp.	52,179	2,305,268	0.27
Universal Insurance Holdings Inc.	76,717	1,879,567	0.22
Other securities[c]		11,857,094	1.39

		16,041,929	1.88
INTERNET & DIRECT MARKETING RETAIL
NutriSystem Inc.	69,043	3,831,886	0.45
Other securities[c]		4,269,485	0.50

		8,101,371	0.95

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
INTERNET SOFTWARE & SERVICES
Other securities[c]		$22,538,396	2.64%

		22,538,396	2.64
IT SERVICES
Other securities[c]		12,022,978	1.41

		12,022,978	1.41
LEISURE PRODUCTS
Other securities[c]		4,336,180	0.51

		4,336,180	0.51
LIFE SCIENCES TOOLS & SERVICES
Other securities[c]		5,314,373	0.62

		5,314,373	0.62
MACHINERY
Federal Signal Corp.	138,974	1,919,231	0.23
Lydall Inc.[a,b]	39,289	2,105,890	0.25
Other securities[c]		17,758,917	2.08

		21,784,038	2.56
MARINE
Other securities[c]		1,812,672	0.21

		1,812,672	0.21
MEDIA
Other securities[c]		8,221,017	0.96

		8,221,017	0.96
METALS & MINING
Other securities[c]		8,349,607	0.98

		8,349,607	0.98
MORTGAGE REAL ESTATE INVESTMENT
Hannon Armstrong Sustainable Infrastructure Capital Inc.	114,293	2,308,719	0.27
Other securities[c]		9,977,877	1.17

		12,286,596	1.44
MULTI-UTILITIES
Other securities[c]		1,488,827	0.17

		1,488,827	0.17
MULTILINE RETAIL
Other securities[c]		1,495,014	0.18

		1,495,014	0.18
OIL, GAS & CONSUMABLE FUELS
Other securities[c]		17,768,237	2.08

		17,768,237	2.08

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[c]		$27,419	0.00%

		27,419	0.00
PERSONAL PRODUCTS
Other securities[c]		3,613,009	0.42

		3,613,009	0.42
PHARMACEUTICALS
Aerie Pharmaceuticals Inc.[a,b]	69,102	3,133,776	0.37
Corcept Therapeutics Inc.[a]	179,843	1,971,079	0.23
Other securities[c]		23,532,254	2.76

		28,637,109	3.36
PROFESSIONAL SERVICES
Other securities[c]		11,929,553	1.40

		11,929,553	1.40
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[c]		4,561,068	0.54

		4,561,068	0.54
ROAD & RAIL
Other securities[c]		4,484,899	0.53

		4,484,899	0.53
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
FormFactor Inc.[a]	161,701	1,916,157	0.22
Other securities[c]		24,592,284	2.89

		26,508,441	3.11
SOFTWARE
Other securities[c]		16,330,344	1.92

		16,330,344	1.92
SPECIALTY RETAIL
Other securities[c]		15,393,820	1.81

		15,393,820	1.81
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[c]		2,809,361	0.33

		2,809,361	0.33
TEXTILES, APPAREL & LUXURY GOODS
Other securities[c]		6,771,218	0.79

		6,771,218	0.79
THRIFTS & MORTGAGE FINANCE
Meridian Bancorp. Inc.	123,160	2,253,828	0.26

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Meta Financial Group Inc.	21,343	$1,888,856	0.22%
United Financial Bancorp. Inc.	123,999	2,109,223	0.25
Walker & Dunlop Inc.[a]	65,229	2,719,397	0.32
Other securities[c]		25,253,065	2.96

		34,224,369	4.01
TOBACCO
Other securities[c]		524,258	0.06

		524,258	0.06
TRADING COMPANIES & DISTRIBUTORS
Other securities[c]		5,193,806	0.61

		5,193,806	0.61
WATER UTILITIES
Other securities[c]		8,229,440	0.97

		8,229,440	0.97
WIRELESS TELECOMMUNICATION SERVICES
Other securities[c]		2,225,835	0.26

		2,225,835	0.26

TOTAL COMMON STOCKS
(Cost: $810,073,046)		850,993,098	99.82

WARRANTS

ENERGY EQUIPMENT & SERVICES
Other securities[c]		—	—

		—	—

TOTAL WARRANTS
(Cost: $0)		—	—

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	157,190,698	$157,253,575	18.44%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	1,077,429	1,077,429	0.13

		158,331,004	18.57

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 158,281,497)		158,331,004	18.57

TOTAL INVESTMENTS IN SECURITIES
(Cost: $968,354,543)[g]		1,009,324,102	118.39
Other Assets, Less Liabilities		(156,789,285)	(18.39)

NET ASSETS		$852,534,817	100.00%

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $986,120,019. Net unrealized appreciation was $23,204,083, of which $196,119,304 represented gross unrealized appreciation on securities and $172,915,221 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	18	Jun. 2017	ICE Markets Equity	$1,228,625	$1,245,960	$17,335

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$850,990,607	$2,046	$445		$850,993,098
Warrants	—	—	0	[a]	0	[a]
Money market funds	158,331,004	—	—		158,331,004

Total	$1,009,321,611	$2,046	$445		$1,009,324,102

Derivative financial instruments[b]:
Assets:
Futures contracts	$17,335	$—	$—		$17,335

Total	$17,335	$—	$—		$17,335

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Boeing Co. (The)	179,399	$31,728,507	0.43%
United Technologies Corp.	233,569	26,208,778	0.36
Other securities[a]		99,845,762	1.35

		157,783,047	2.14
AIR FREIGHT & LOGISTICS
Other securities[a]		46,615,020	0.63

		46,615,020	0.63
AIRLINES
Other securities[a]		43,338,200	0.59

		43,338,200	0.59
AUTO COMPONENTS
Other securities[a]		26,747,508	0.36

		26,747,508	0.36
AUTOMOBILES
Other securities[a]		43,699,403	0.59

		43,699,403	0.59
BANKS
Bank of America Corp.	3,090,344	72,901,215	0.99
Citigroup Inc.	833,849	49,880,847	0.68
JPMorgan Chase & Co.	1,094,574	96,147,380	1.30
PNC Financial Services Group Inc. (The)[b]	149,731	18,003,655	0.24
Wells Fargo & Co.	1,373,948	76,473,946	1.04
Other securities[a]		180,546,801	2.44

		493,953,844	6.69
BEVERAGES
Coca-Cola Co. (The)	1,171,295	49,709,760	0.67
PepsiCo Inc.	434,229	48,572,856	0.66
Other securities[a]		28,861,227	0.39

		127,143,843	1.72
BIOTECHNOLOGY
AbbVie Inc.	486,671	31,711,482	0.43
Amgen Inc.	225,886	37,061,116	0.50
Celgene Corp.[c]	231,100	28,755,773	0.39
Gilead Sciences Inc.	398,660	27,076,987	0.37
Other securities[a]		97,112,299	1.31

		221,717,657	3.00

Security	Shares	Value	% of Net Assets
BUILDING PRODUCTS
Other securities[a]		$34,875,603	0.47%

		34,875,603	0.47
CAPITAL MARKETS
BlackRock Inc.[b]	37,422	14,351,711	0.19
Goldman Sachs Group Inc. (The)	116,044	26,657,628	0.36
Other securities[a]		164,228,410	2.23

		205,237,749	2.78
CHEMICALS
Other securities[a]		165,079,296	2.24

		165,079,296	2.24
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		39,850,378	0.54

		39,850,378	0.54
COMMUNICATIONS EQUIPMENT
Cisco Systems Inc.	1,513,388	51,152,514	0.69
Other securities[a]		35,274,997	0.48

		86,427,511	1.17
CONSTRUCTION & ENGINEERING
Other securities[a]		15,514,807	0.21

		15,514,807	0.21
CONSTRUCTION MATERIALS
Other securities[a]		11,940,544	0.16

		11,940,544	0.16
CONSUMER FINANCE
Other securities[a]		56,874,433	0.77

		56,874,433	0.77
CONTAINERS & PACKAGING
Other securities[a]		33,236,490	0.45

		33,236,490	0.45
DISTRIBUTORS
Other securities[a]		8,602,136	0.12

		8,602,136	0.12
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		11,054,358	0.15

		11,054,358	0.15
DIVERSIFIED FINANCIAL SERVICES
Berkshire Hathaway Inc. Class Bc	568,606	94,775,248	1.28
Other securities[a]		5,366,616	0.08

		100,141,864	1.36

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
DIVERSIFIED TELECOMMUNICATION SERVICES
AT&T Inc.	1,852,481	$76,970,586	1.04%
Verizon Communications Inc.	1,226,967	59,814,641	0.81
Other securities[a]		14,439,361	0.20

		151,224,588	2.05
ELECTRIC UTILITIES
Other securities[a]		134,239,479	1.82

		134,239,479	1.82
ELECTRICAL EQUIPMENT
Other securities[a]		41,054,771	0.56

		41,054,771	0.56
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		52,799,747	0.72

		52,799,747	0.72
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.	418,602	32,692,816	0.44
Other securities[a]		43,505,446	0.59

		76,198,262	1.03
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Other securities[a]		286,746,282	3.89

		286,746,282	3.89
FOOD & STAPLES RETAILING
CVS Health Corp.	322,950	25,351,575	0.34
Wal-Mart Stores Inc.	455,025	32,798,202	0.44
Other securities[a]		69,840,054	0.95

		127,989,831	1.73
FOOD PRODUCTS
Other securities[a]		120,200,972	1.63

		120,200,972	1.63
GAS UTILITIES
Other securities[a]		13,341,649	0.18

		13,341,649	0.18
HEALTH CARE EQUIPMENT & SUPPLIES
Medtronic PLC	421,760	33,976,986	0.46
Other securities[a]		159,878,489	2.17

		193,855,475	2.63
HEALTH CARE PROVIDERS & SERVICES
UnitedHealth Group Inc.	283,993	46,577,692	0.63
Other securities[a]		133,684,784	1.81

		180,262,476	2.44

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$11,753,765	0.16%

		11,753,765	0.16
HOTELS, RESTAURANTS & LEISURE
McDonald’s Corp.	250,039	32,407,555	0.44
Other securities[a]		116,924,640	1.58

		149,332,195	2.02
HOUSEHOLD DURABLES
Other securities[a]		40,587,168	0.55

		40,587,168	0.55
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)	769,564	69,145,326	0.94
Other securities[a]		46,218,671	0.62

		115,363,997	1.56
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		7,898,455	0.11

		7,898,455	0.11
INDUSTRIAL CONGLOMERATES
3M Co.	176,928	33,851,634	0.46
General Electric Co.	2,621,143	78,110,061	1.06
Honeywell International Inc.	228,916	28,584,741	0.39
Other securities[a]		8,487,336	0.11

		149,033,772	2.02
INSURANCE
Other securities[a]		212,897,021	2.89

		212,897,021	2.89
INTERNET & DIRECT MARKETING RETAIL
Amazon.com Inc.[c]	116,945	103,676,420	1.40
Priceline Group Inc. (The)[c]	14,885	26,494,853	0.36
Other securities[a]		31,609,015	0.43

		161,780,288	2.19
INTERNET SOFTWARE & SERVICES
Alphabet Inc. Class Ac	88,276	74,840,393	1.01
Alphabet Inc. Class Cc	89,218	74,011,684	1.00
Facebook Inc. Class Ac	674,702	95,841,419	1.30
Other securities[a]		50,563,530	0.69

		295,257,026	4.00

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
IT SERVICES
International Business Machines Corp.	264,337	$46,031,645	0.62%
MasterCard Inc. Class A	289,834	32,597,630	0.44
Visa Inc. Class A	572,926	50,915,934	0.69
Other securities[a]		143,500,191	1.95

		273,045,400	3.70
LEISURE PRODUCTS
Other securities[a]		10,958,971	0.15

		10,958,971	0.15
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		54,360,759	0.74

		54,360,759	0.74
MACHINERY
Other securities[a]		138,613,815	1.88

		138,613,815	1.88
MARINE
Other securities[a]		1,781,117	0.02

		1,781,117	0.02
MEDIA
Comcast Corp. Class A	1,449,035	54,469,226	0.74
Walt Disney Co. (The)	487,846	55,316,858	0.75
Other securities[a]		120,056,023	1.63

		229,842,107	3.12
METALS & MINING
Other securities[a]		34,417,644	0.47

		34,417,644	0.47
MORTGAGE REAL ESTATE INVESTMENT
PennyMac Mortgage Investment Trust[b]	18,974	336,789	0.00
Other securities[a]		15,830,340	0.22

		16,167,129	0.22
MULTI-UTILITIES
Other securities[a]		69,628,899	0.94

		69,628,899	0.94
MULTILINE RETAIL
Other securities[a]		28,925,847	0.39

		28,925,847	0.39
OIL, GAS & CONSUMABLE FUELS
Chevron Corp.	565,250	60,690,892	0.82
Exxon Mobil Corp.	1,253,860	102,829,059	1.39
Other securities[a]		208,677,029	2.83

		372,196,980	5.04

Security	Shares	Value	% of Net Assets
PAPER & FOREST PRODUCTS
Other securities[a]		$4,197,958	0.06%

		4,197,958	0.06
PERSONAL PRODUCTS
Other securities[a]		13,032,263	0.18

		13,032,263	0.18
PHARMACEUTICALS
Bristol-Myers Squibb Co.	502,396	27,320,294	0.37
Johnson & Johnson	826,201	102,903,334	1.39
Merck & Co. Inc.	832,978	52,927,422	0.72
Pfizer Inc.	1,806,740	61,808,575	0.84
Other securities[a]		77,512,125	1.05

		322,471,750	4.37
PROFESSIONAL SERVICES
Other securities[a]		26,672,836	0.36

		26,672,836	0.36
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		10,041,110	0.14

		10,041,110	0.14
ROAD & RAIL
Union Pacific Corp.	253,768	26,879,107	0.36
Other securities[a]		38,267,131	0.52

		65,146,238	0.88
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Intel Corp.	1,420,993	51,255,217	0.69
Other securities[a]		185,606,272	2.52

		236,861,489	3.21
SOFTWARE
Microsoft Corp.	2,277,427	149,991,342	2.03
Oracle Corp.	889,200	39,667,212	0.54
Other securities[a]		144,438,757	1.96

		334,097,311	4.53
SPECIALTY RETAIL
Home Depot Inc. (The)	374,123	54,932,480	0.74
Other securities[a]		118,582,440	1.61

		173,514,920	2.35
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Apple Inc.	1,648,010	236,753,117	3.21
Other securities[a]		39,156,823	0.53

		275,909,940	3.74

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		$50,443,271	0.68%

		50,443,271	0.68
THRIFTS & MORTGAGE FINANCE
PennyMac Financial Services Inc. Class Ab,c	3,152	53,742	0.00
Other securities[a]		15,509,730	0.21

		15,563,472	0.21
TOBACCO
Altria Group Inc.	588,139	42,004,887	0.57
Philip Morris International Inc.	465,883	52,598,191	0.71
Other securities[a]		16,818,603	0.23

		111,421,681	1.51
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		25,834,026	0.35

		25,834,026	0.35
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		1,775,339	0.02

		1,775,339	0.02
WATER UTILITIES
Other securities[a]		7,760,480	0.11

		7,760,480	0.11
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		9,117,767	0.12

		9,117,767	0.12

TOTAL COMMON STOCKS
(Cost: $5,533,233,022)		7,365,451,429	99.81

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	195,100,442	$195,178,482	2.65%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	11,946,943	11,946,943	0.16

		207,125,425	2.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,069,584)		207,125,425	2.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,740,302,606)[g]		7,572,576,854	102.62
Other Assets, Less Liabilities		(193,264,952)	(2.62)

NET ASSETS		$7,379,311,902	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $5,878,221,991. Net unrealized appreciation was $1,694,354,863, of which $2,110,132,696 represented gross unrealized appreciation on securities and $415,777,833 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
BlackRock Inc.	34,389	5,894	(2,861)	37,422	$14,351,711	$330,007	$443,443
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	53,742	—	—
PennyMac Mortgage Investment Trust	14,647	4,772	(445)	18,974	336,789	33,611	24
PNC Financial Services Group Inc. (The)	141,607	23,586	(15,462)	149,731	18,003,655	305,306	315,537

					$32,745,897	$668,924	$759,004

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	26	Jun. 2017	ICE Markets Equity	$1,772,839	$1,799,720	$26,881
S&P 500 E-Mini	92	Jun. 2017	Chicago Mercantile	10,835,432	10,852,320	16,888

				Net unrealized appreciation		$43,769

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,365,358,071	$—	$93,358	$7,365,451,429
Money market funds	207,125,425	—	—	207,125,425

Total	$7,572,483,496	$—	$93,358	$7,572,576,854

Derivative financial instruments[a]:
Assets:
Futures contracts	$43,769	$—	$—	$43,769

Total	$43,769	$—	$—	$43,769

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$249,291,416	1.61%

		249,291,416	1.61
AIR FREIGHT & LOGISTICS
Other securities[a]		50,988,422	0.33

		50,988,422	0.33
AIRLINES
American Airlines Group Inc.	1,271,551	53,786,607	0.35
United Continental Holdings Inc.[b]	762,810	53,884,898	0.35
Other securities[a]		60,133,122	0.39

		167,804,627	1.09
AUTO COMPONENTS
Delphi Automotive PLC	656,880	52,872,271	0.34
Other securities[a]		105,920,898	0.69

		158,793,169	1.03
AUTOMOBILES
Other securities[a]		37,272,894	0.24

		37,272,894	0.24
BANKS
M&T Bank Corp.	359,465	55,620,019	0.36
SunTrust Banks Inc.	1,205,267	66,651,265	0.43
Other securities[a]		515,441,711	3.33

		637,712,995	4.12
BEVERAGES
Other securities[a]		109,962,117	0.71

		109,962,117	0.71
BIOTECHNOLOGY
Incyte Corp.[b,c]	391,499	52,331,671	0.34
Other securities[a]		144,271,503	0.93

		196,603,174	1.27
BUILDING PRODUCTS
Johnson Controls International PLC	2,208,881	93,038,068	0.60
Other securities[a]		129,748,212	0.84

		222,786,280	1.44
CAPITAL MARKETS
Other securities[a]		460,239,122	2.98

		460,239,122	2.98

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$310,928,796	2.01%

		310,928,796	2.01
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		137,963,919	0.89

		137,963,919	0.89
COMMUNICATIONS EQUIPMENT
Other securities[a]		194,569,322	1.26

		194,569,322	1.26
CONSTRUCTION & ENGINEERING
Other securities[a]		80,491,977	0.52

		80,491,977	0.52
CONSTRUCTION MATERIALS
Other securities[a]		83,004,863	0.54

		83,004,863	0.54
CONSUMER FINANCE
Synchrony Financial	2,009,073	68,911,204	0.45
Other securities[a]		54,935,364	0.35

		123,846,568	0.80
CONTAINERS & PACKAGING
International Paper Co.	986,576	50,098,329	0.32
Other securities[a]		210,765,168	1.37

		260,863,497	1.69
DISTRIBUTORS
Other securities[a]		65,510,618	0.42

		65,510,618	0.42
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		45,440,150	0.29

		45,440,150	0.29
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		37,854,984	0.24

		37,854,984	0.24
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		89,768,923	0.58

		89,768,923	0.58
ELECTRIC UTILITIES
Edison International	761,323	60,608,924	0.39
PPL Corp.	1,632,333	61,032,931	0.39
Xcel Energy Inc.	1,224,054	54,409,200	0.35
Other securities[a]		218,933,225	1.42

		394,984,280	2.55

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
ELECTRICAL EQUIPMENT
Other securities[a]		$123,625,827	0.80%

		123,625,827	0.80
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	721,949	51,381,110	0.33
Other securities[a]		171,240,667	1.11

		222,621,777	1.44
ENERGY EQUIPMENT & SERVICES
Baker Hughes Inc.	1,052,989	62,989,802	0.41
Other securities[a]		132,918,448	0.86

		195,908,250	1.27
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.	329,754	60,542,834	0.39
Equinix Inc.	180,966	72,453,357	0.47
Prologis Inc.	1,254,886	65,103,486	0.42
Ventas Inc.	813,302	52,897,162	0.34
Welltower Inc.[c]	859,125	60,843,232	0.39
Weyerhaeuser Co.	1,783,552	60,605,097	0.39
Other securities[a]		1,129,521,114	7.31

		1,501,966,282	9.71
FOOD & STAPLES RETAILING
Other securities[a]		53,945,084	0.35

		53,945,084	0.35
FOOD PRODUCTS
Other securities[a]		467,984,568	3.03

		467,984,568	3.03
GAS UTILITIES
Other securities[a]		50,158,888	0.32

		50,158,888	0.32
HEALTH CARE EQUIPMENT & SUPPLIES
Intuitive Surgical Inc.[b,c]	90,798	69,593,943	0.45
Zimmer Biomet Holdings Inc.	444,043	54,222,091	0.35
Other securities[a]		361,166,813	2.34

		484,982,847	3.14
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		317,153,194	2.05

		317,153,194	2.05

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$71,571,558	0.46%

		71,571,558	0.46
HOTELS, RESTAURANTS & LEISURE
Marriott International Inc./MD Class A	773,832	72,879,498	0.47
Other securities[a]		341,388,711	2.21

		414,268,209	2.68
HOUSEHOLD DURABLES
Newell Brands Inc.	1,131,701	53,382,336	0.35
Other securities[a]		213,276,263	1.37

		266,658,599	1.72
HOUSEHOLD PRODUCTS
Other securities[a]		89,282,681	0.58

		89,282,681	0.58
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		41,449,439	0.27

		41,449,439	0.27
INDUSTRIAL CONGLOMERATES
Roper Technologies Inc.	240,399	49,639,990	0.32
Other securities[a]		16,005,873	0.10

		65,645,863	0.42
INSURANCE
Progressive Corp. (The)	1,399,406	54,828,727	0.35
Other securities[a]		612,189,343	3.96

		667,018,070	4.31
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		86,080,102	0.56

		86,080,102	0.56
INTERNET SOFTWARE & SERVICES
Other securities[a]		127,412,366	0.82

		127,412,366	0.82
IT SERVICES
Fidelity National Information Services Inc.	780,389	62,134,572	0.40
Fiserv Inc.[b]	533,651	61,535,297	0.40
Other securities[a]		440,798,056	2.85

		564,467,925	3.65

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
LEISURE PRODUCTS
Other securities[a]		$76,419,611	0.49%

		76,419,611	0.49
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b,c]	351,580	59,993,611	0.39
Other securities[a]		200,529,595	1.29

		260,523,206	1.68
MACHINERY
Cummins Inc.	379,675	57,406,860	0.37
Ingersoll-Rand PLC	619,394	50,369,120	0.33
PACCAR Inc.	823,545	55,342,224	0.36
Parker-Hannifin Corp.	321,386	51,524,604	0.33
Other securities[a]		393,461,843	2.54

		608,104,651	3.93
MARINE
Other securities[a]		8,849,157	0.06

		8,849,157	0.06
MEDIA
Omnicom Group Inc.	568,665	49,024,610	0.32
Other securities[a]		279,655,769	1.81

		328,680,379	2.13
METALS & MINING
Other securities[a]		217,910,007	1.41

		217,910,007	1.41
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		80,538,480	0.52

		80,538,480	0.52
MULTI-UTILITIES
Consolidated Edison Inc.	733,971	57,000,188	0.37
Public Service Enterprise Group Inc.	1,217,499	53,996,081	0.35
Sempra Energy	600,841	66,392,930	0.43
Other securities[a]		243,760,043	1.57

		421,149,242	2.72
MULTILINE RETAIL
Other securities[a]		149,611,255	0.97

		149,611,255	0.97
OIL, GAS & CONSUMABLE FUELS
Devon Energy Corp.	1,256,618	52,426,103	0.34

Security	Shares	Value	% of Net Assets
Marathon Petroleum Corp.	1,264,373	$63,901,411	0.41%
Williams Companies Inc. (The)	1,803,616	53,368,997	0.35
Other securities[a]		538,074,607	3.48

		707,771,118	4.58
PAPER & FOREST PRODUCTS
Other securities[a]		5,462,990	0.04

		5,462,990	0.04
PERSONAL PRODUCTS
Other securities[a]		47,701,868	0.31

		47,701,868	0.31
PHARMACEUTICALS
Zoetis Inc.	1,095,671	58,475,961	0.38
Other securities[a]		44,020,866	0.28

		102,496,827	0.66
PROFESSIONAL SERVICES
Other securities[a]		150,524,661	0.97

		150,524,661	0.97
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		57,984,303	0.38

		57,984,303	0.38
ROAD & RAIL
Other securities[a]		97,868,956	0.63

		97,868,956	0.63
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	870,242	71,316,332	0.46
Lam Research Corp.	383,996	49,289,727	0.32
Micron Technology Inc.[b]	2,490,037	71,962,069	0.47
NVIDIA Corp.	1,223,766	133,304,830	0.86
Other securities[a]		273,005,349	1.76

		598,878,307	3.87
SOFTWARE
Electronic Arts Inc.[b]	699,498	62,619,061	0.40
Other securities[a]		461,859,791	2.99

		524,478,852	3.39
SPECIALTY RETAIL
AutoZone Inc.[b,c]	70,837	51,218,693	0.33
O’Reilly Automotive Inc.[b,c]	227,291	61,332,203	0.40

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Ross Stores Inc.	946,711	$62,359,854	0.40%
Other securities[a]		369,434,497	2.39

		544,345,247	3.52
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	678,969	56,035,311	0.36
Other securities[a]		58,902,261	0.38

		114,937,572	0.74
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		147,578,620	0.95

		147,578,620	0.95
THRIFTS & MORTGAGE FINANCE
Other securities[a]		18,171,972	0.12

		18,171,972	0.12
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		152,703,364	0.99

		152,703,364	0.99
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		14,645,899	0.09

		14,645,899	0.09
WATER UTILITIES
Other securities[a]		47,184,062	0.31

		47,184,062	0.31
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		23,206,331	0.15

		23,206,331	0.15

TOTAL COMMON STOCKS
(Cost: $12,217,870,732)		15,436,610,579	99.80

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	705,810,780	$706,093,105	4.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	38,360,127	38,360,127	0.25

		744,453,232	4.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,212,001)		744,453,232	4.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,962,082,733)[g]		16,181,063,811	104.61
Other Assets, Less Liabilities		(712,398,227)	(4.61)

NET ASSETS		$15,468,665,584	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $13,253,428,612. Net unrealized appreciation was $2,927,635,199, of which $3,853,416,003 represented gross unrealized appreciation on securities and $925,780,804 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	74	Jun. 2017	Chicago Mercantile	$8,690,686	$8,729,040	$38,354
S&P MidCap 400 E-Mini	123	Jun. 2017	Chicago Mercantile	20,903,437	21,133,860	230,423

				Net unrealized appreciation		$268,777

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,436,610,579	$—	$—	$15,436,610,579
Money market funds	744,453,232	—	—	744,453,232

Total	$16,181,063,811	$—	$—	$16,181,063,811

Derivative financial instruments[a]:
Assets:
Futures contracts	$268,777	$—	$—	$268,777

Total	$268,777	$—	$—	$268,777

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$149,245,963	2.06%

		149,245,963	2.06
AIR FREIGHT & LOGISTICS
Other securities[a]		45,530,578	0.63

		45,530,578	0.63
AIRLINES
Other securities[a]		23,935,970	0.33

		23,935,970	0.33
AUTO COMPONENTS
Delphi Automotive PLC	682,836	54,961,470	0.76
Other securities[a]		44,787,522	0.62

		99,748,992	1.38
AUTOMOBILES
Other securities[a]		38,964,770	0.54

		38,964,770	0.54
BANKS
Other securities[a]		83,754,012	1.16

		83,754,012	1.16
BEVERAGES
Dr Pepper Snapple Group Inc.	462,852	45,322,468	0.63
Other securities[a]		26,253,005	0.36

		71,575,473	0.99
BIOTECHNOLOGY
BioMarin Pharmaceutical Inc.[b,c]	426,259	37,417,015	0.52
Incyte Corp.[b]	406,890	54,388,986	0.75
Other securities[a]		100,217,000	1.38

		192,023,001	2.65
BUILDING PRODUCTS
Other securities[a]		114,477,652	1.58

		114,477,652	1.58
CAPITAL MARKETS
Moody’s Corp.	378,602	42,418,568	0.59
Other securities[a]		208,661,963	2.88

		251,080,531	3.47
CHEMICALS
Other securities[a]		125,630,566	1.74

		125,630,566	1.74

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		$97,055,737	1.34%

		97,055,737	1.34
COMMUNICATIONS EQUIPMENT
Other securities[a]		81,738,173	1.13

		81,738,173	1.13
CONSTRUCTION & ENGINEERING
Other securities[a]		10,485,148	0.14

		10,485,148	0.14
CONSTRUCTION MATERIALS
Vulcan Materials Co.	307,945	37,101,214	0.51
Other securities[a]		42,717,236	0.59

		79,818,450	1.10
CONSUMER FINANCE
Other securities[a]		4,074,545	0.06

		4,074,545	0.06
CONTAINERS & PACKAGING
Other securities[a]		150,045,183	2.07

		150,045,183	2.07
DISTRIBUTORS
Other securities[a]		66,239,773	0.91

		66,239,773	0.91
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		28,641,612	0.40

		28,641,612	0.40
DIVERSIFIED TELECOMMUNICATION SERVICES
Other securities[a]		13,426,951	0.19

		13,426,951	0.19
ELECTRICAL EQUIPMENT
Rockwell Automation Inc.	256,954	40,010,307	0.55
Other securities[a]		38,540,700	0.53

		78,551,007	1.08
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Amphenol Corp. Class A	750,405	53,406,324	0.74
Other securities[a]		88,371,648	1.22

		141,777,972	1.96
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
Equinix Inc.	188,228	75,360,844	1.04

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$283,211,715	3.91%

		358,572,559	4.95
FOOD & STAPLES RETAILING
Other securities[a]		36,405,339	0.50

		36,405,339	0.50
FOOD PRODUCTS
Conagra Brands Inc.	862,713	34,801,842	0.48
Hershey Co. (The)	350,210	38,260,442	0.53
Kellogg Co.	572,746	41,587,087	0.57
Other securities[a]		193,392,363	2.67

		308,041,734	4.25
HEALTH CARE EQUIPMENT & SUPPLIES
CR Bard Inc.	183,455	45,595,906	0.63
Edwards Lifesciences Corp.[b,c]	528,174	49,685,328	0.69
IDEXX Laboratories Inc.[b]	221,646	34,268,688	0.47
Intuitive Surgical Inc.[b]	94,413	72,364,732	1.00
Other securities[a]		209,444,880	2.89

		411,359,534	5.68
HEALTH CARE PROVIDERS & SERVICES
AmerisourceBergen Corp.	411,074	36,380,049	0.50
Henry Schein Inc.[b,c]	204,452	34,750,706	0.48
Other securities[a]		128,019,730	1.77

		199,150,485	2.75
HEALTH CARE TECHNOLOGY
Cerner Corp.[b,c]	734,399	43,219,381	0.60
Other securities[a]		25,237,294	0.35

		68,456,675	0.95
HOTELS, RESTAURANTS & LEISURE
Marriott International Inc./MD Class A	608,104	57,271,235	0.79
Other securities[a]		231,464,836	3.20

		288,736,071	3.99
HOUSEHOLD DURABLES
Newell Brands Inc.	1,176,472	55,494,184	0.77
Other securities[a]		120,602,875	1.66

		176,097,059	2.43
HOUSEHOLD PRODUCTS
Clorox Co. (The)	275,613	37,160,901	0.51
Other securities[a]		43,247,314	0.60

		80,408,215	1.11

Security	Shares	Value	% of Net Assets
INDUSTRIAL CONGLOMERATES
Other securities[a]		$31,399,313	0.43%

		31,399,313	0.43
INSURANCE
Other securities[a]		46,222,212	0.64

		46,222,212	0.64
INTERNET & DIRECT MARKETING RETAIL
Expedia Inc.	298,093	37,610,394	0.52
Other securities[a]		30,326,398	0.42

		67,936,792	0.94
INTERNET SOFTWARE & SERVICES
Other securities[a]		116,262,983	1.61

		116,262,983	1.61
IT SERVICES
Alliance Data Systems Corp.	136,870	34,080,630	0.47
Fidelity National Information Services Inc.	461,538	36,747,656	0.51
Fiserv Inc.[b]	554,741	63,967,185	0.88
FleetCor Technologies Inc.[b]	228,680	34,629,012	0.48
Paychex Inc.	807,116	47,539,132	0.66
Other securities[a]		275,151,958	3.80

		492,115,573	6.80
LEISURE PRODUCTS
Other securities[a]		74,361,381	1.03

		74,361,381	1.03
LIFE SCIENCES TOOLS & SERVICES
Illumina Inc.[b,c]	365,552	62,377,793	0.86
Other securities[a]		126,120,635	1.74

		188,498,428	2.60
MACHINERY
Other securities[a]		216,357,095	2.99

		216,357,095	2.99
MEDIA
Omnicom Group Inc.	591,218	50,968,904	0.70
Viacom Inc. Class B NVS	759,679	35,416,235	0.49
Other securities[a]		132,656,748	1.84

		219,041,887	3.03

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
METALS & MINING
Other securities[a]		$16,761,940	0.23%

		16,761,940	0.23
MULTILINE RETAIL
Dollar General Corp.	712,093	49,654,245	0.69
Dollar Tree Inc.[b]	566,076	44,414,323	0.61
Other securities[a]		14,341,045	0.20

		108,409,613	1.50
OIL, GAS & CONSUMABLE FUELS
Other securities[a]		93,929,055	1.30

		93,929,055	1.30
PERSONAL PRODUCTS
Other securities[a]		14,028,918	0.19

		14,028,918	0.19
PHARMACEUTICALS
Zoetis Inc.	1,139,324	60,805,722	0.84
Other securities[a]		5,109,222	0.07

		65,914,944	0.91
PROFESSIONAL SERVICES
Equifax Inc.	295,872	40,457,537	0.56
Other securities[a]		84,637,373	1.17

		125,094,910	1.73
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		26,081,889	0.36

		26,081,889	0.36
ROAD & RAIL
Other securities[a]		48,359,860	0.67

		48,359,860	0.67
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
KLA-Tencor Corp.	389,578	37,037,181	0.51
Lam Research Corp.	318,300	40,856,988	0.56
Microchip Technology Inc.	524,917	38,728,376	0.53
NVIDIA Corp.	1,273,414	138,712,987	1.92
Skyworks Solutions Inc.	435,067	42,627,865	0.59
Other securities[a]		54,833,004	0.76

		352,796,401	4.87
SOFTWARE
Autodesk Inc.[b,c]	432,687	37,414,445	0.52
Citrix Systems Inc.[b]	387,727	32,332,555	0.45
Electronic Arts Inc.[b]	727,124	65,092,141	0.90

Security	Shares	Value	% of Net Assets
Red Hat Inc.[b]	452,108	$39,107,342	0.54%
ServiceNow Inc.[b]	393,682	34,435,365	0.48
Other securities[a]		202,278,890	2.78

		410,660,738	5.67
SPECIALTY RETAIL
AutoZone Inc.[b]	73,636	53,242,510	0.74
O’Reilly Automotive Inc.[b]	236,281	63,758,065	0.88
Ross Stores Inc.	984,197	64,829,056	0.90
Ulta Salon Cosmetics & Fragrance Inc.[b]	146,150	41,686,365	0.58
Other securities[a]		171,814,082	2.36

		395,330,078	5.46
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Other securities[a]		14,113,247	0.19

		14,113,247	0.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		98,962,775	1.37

		98,962,775	1.37
TRADING COMPANIES & DISTRIBUTORS
Fastenal Co.	718,712	37,013,668	0.51
Other securities[a]		95,542,069	1.32

		132,555,737	1.83

TOTAL COMMON STOCKS
(Cost: $5,896,129,803)		7,230,245,499	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	409,153,852	409,317,514	5.65
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	9,357,264	9,357,264	0.13

		418,674,778	5.78

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,512,452)		418,674,778	5.78

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,314,642,255)[g]	$7,648,920,277	105.65%
Other Assets, Less Liabilities	(408,800,085)	(5.65)

NET ASSETS	$7,240,120,192	100.00%

NVS  —  Non-Voting Shares

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $6,370,224,910. Net unrealized appreciation was $1,278,695,367, of which $1,563,778,603 represented gross unrealized appreciation on securities and $285,083,236 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	33	Jun. 2017	Chicago Mercantile	$3,908,976	$3,892,680	$(16,296)
S&P MidCap 400 E-Mini	30	Jun. 2017	Chicago Mercantile	5,139,471	5,154,600	15,129

				Net unrealized depreciation		$(1,167)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,230,245,499	$—	$—	$7,230,245,499
Money market funds	418,674,778	—	—	418,674,778

Total	$7,648,920,277	$—	$—	$7,648,920,277

Derivative financial instruments[a]:
Assets:
Futures contracts	$15,129	$—	$—	$15,129
Liabilities:
Futures contracts	(16,296)	—	—	(16,296)

Total	$(1,167)	$—	$—	$(1,167)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$118,319,244	1.24%

		118,319,244	1.24
AIR FREIGHT & LOGISTICS
Other securities[a]		8,191,954	0.09

		8,191,954	0.09
AIRLINES
American Airlines Group Inc.	1,428,599	60,429,737	0.63
United Continental Holdings Inc.[b]	856,869	60,529,226	0.63
Other securities[a]		41,381,327	0.44

		162,340,290	1.70
AUTO COMPONENTS
Other securities[a]		70,894,627	0.74

		70,894,627	0.74
BANKS
Fifth Third Bancorp.	2,063,374	52,409,700	0.55
KeyCorp	2,910,244	51,744,138	0.54
M&T Bank Corp.	403,894	62,494,519	0.65
Regions Financial Corp.	3,423,411	49,742,162	0.52
SunTrust Banks Inc.	1,354,867	74,924,145	0.78
Other securities[a]		334,442,139	3.51

		625,756,803	6.55
BEVERAGES
Molson Coors Brewing Co. Class B	464,122	44,421,116	0.46
Other securities[a]		1,847,333	0.02

		46,268,449	0.48
BIOTECHNOLOGY
Other securities[a]		13,941,254	0.15

		13,941,254	0.15
BUILDING PRODUCTS
Johnson Controls International PLC	1,944,642	81,908,321	0.86
Other securities[a]		44,347,524	0.46

		126,255,845	1.32
CAPITAL MARKETS
Northern Trust Corp.	558,812	48,381,943	0.51
Other securities[a]		196,423,962	2.05

		244,805,905	2.56

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$214,903,703	2.25%

		214,903,703	2.25
COMMERCIAL SERVICES & SUPPLIES
Other securities[a]		49,583,488	0.52

		49,583,488	0.52
COMMUNICATIONS EQUIPMENT
Other securities[a]		130,779,781	1.37

		130,779,781	1.37
CONSTRUCTION & ENGINEERING
Other securities[a]		79,087,390	0.83

		79,087,390	0.83
CONSTRUCTION MATERIALS
Other securities[a]		6,528,247	0.07

		6,528,247	0.07
CONSUMER FINANCE
Synchrony Financial	2,258,796	77,476,703	0.81
Other securities[a]		57,685,202	0.60

		135,161,905	1.41
CONTAINERS & PACKAGING
International Paper Co.	1,108,736	56,301,614	0.59
Other securities[a]		73,991,352	0.77

		130,292,966	1.36
DISTRIBUTORS
Other securities[a]		2,089,020	0.02

		2,089,020	0.02
DIVERSIFIED CONSUMER SERVICES
Other securities[a]		19,986,123	0.21

		19,986,123	0.21
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		42,647,253	0.45

		42,647,253	0.45
DIVERSIFIED TELECOMMUNICATION SERVICES
Level 3 Communications Inc.[b]	789,309	45,164,261	0.47
Other securities[a]		41,054,027	0.43

		86,218,288	0.90
ELECTRIC UTILITIES
Edison International	854,855	68,055,006	0.71
Eversource Energy	857,114	50,381,161	0.53
PPL Corp.	1,833,079	68,538,824	0.72
Xcel Energy Inc.	1,373,133	61,035,762	0.64

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
Other securities[a]		$195,751,664	2.04%

		443,762,417	4.64
ELECTRICAL EQUIPMENT
Other securities[a]		54,299,006	0.57

		54,299,006	0.57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
Other securities[a]		96,754,711	1.01

		96,754,711	1.01
ENERGY EQUIPMENT & SERVICES
Baker Hughes Inc.	1,183,720	70,810,131	0.74
National Oilwell Varco Inc.	1,021,442	40,949,610	0.43
Other securities[a]		108,837,411	1.14

		220,597,152	2.31
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
AvalonBay Communities Inc.[c]	370,334	67,993,322	0.71
Boston Properties Inc.	343,158	45,437,551	0.48
Prologis Inc.	1,410,278	73,165,223	0.77
Realty Income Corp.[c]	732,631	43,613,523	0.46
Vornado Realty Trust	463,352	46,478,839	0.49
Welltower Inc.[c]	964,950	68,337,759	0.72
Weyerhaeuser Co.	2,003,249	68,070,401	0.71
Other securities[a]		887,842,746	9.28

		1,300,939,364	13.62
FOOD & STAPLES RETAILING
Other securities[a]		21,411,715	0.22

		21,411,715	0.22
FOOD PRODUCTS
JM Smucker Co. (The)	313,114	41,042,983	0.43
Other securities[a]		151,404,381	1.58

		192,447,364	2.01
GAS UTILITIES
Other securities[a]		56,555,075	0.59

		56,555,075	0.59
HEALTH CARE EQUIPMENT & SUPPLIES
Other securities[a]		100,217,269	1.05

		100,217,269	1.05
HEALTH CARE PROVIDERS & SERVICES
Other securities[a]		141,195,375	1.48

		141,195,375	1.48

Security	Shares	Value	% of Net Assets
HEALTH CARE TECHNOLOGY
Other securities[a]		$6,384,722	0.07%

		6,384,722	0.07
HOTELS, RESTAURANTS & LEISURE
Royal Caribbean Cruises Ltd.	455,211	44,660,751	0.47
Other securities[a]		109,831,696	1.15

		154,492,447	1.62
HOUSEHOLD DURABLES
Other securities[a]		109,387,420	1.15

		109,387,420	1.15
HOUSEHOLD PRODUCTS
Other securities[a]		13,336,058	0.14

		13,336,058	0.14
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS
Other securities[a]		46,549,825	0.49

		46,549,825	0.49
INDUSTRIAL CONGLOMERATES
Other securities[a]		39,876,768	0.42

		39,876,768	0.42
INSURANCE
Hartford Financial Services Group Inc. (The)	995,049	47,832,005	0.50
Principal Financial Group Inc.	722,581	45,602,087	0.48
Progressive Corp. (The)	1,419,645	55,621,691	0.58
Other securities[a]		550,359,484	5.76

		699,415,267	7.32
INTERNET & DIRECT MARKETING RETAIL
Other securities[a]		22,978,835	0.24

		22,978,835	0.24
INTERNET SOFTWARE & SERVICES
Other securities[a]		17,803,489	0.19

		17,803,489	0.19
IT SERVICES
Other securities[a]		103,513,397	1.08

		103,513,397	1.08
LEISURE PRODUCTS
Other securities[a]		5,566,840	0.06

		5,566,840	0.06

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
LIFE SCIENCES TOOLS & SERVICES
Other securities[a]		$88,783,021	0.93%

		88,783,021	0.93
MACHINERY
Cummins Inc.	426,486	64,484,683	0.67
PACCAR Inc.	843,110	56,656,992	0.59
Parker-Hannifin Corp.	360,431	57,784,298	0.60
Stanley Black & Decker Inc.	355,249	47,201,935	0.49
Other securities[a]		223,311,044	2.35

		449,438,952	4.70
MARINE
Other securities[a]		10,014,079	0.10

		10,014,079	0.10
MEDIA
Other securities[a]		132,402,730	1.39

		132,402,730	1.39
METALS & MINING
Newmont Mining Corp.	1,435,501	47,314,113	0.50
Nucor Corp.	858,839	51,289,865	0.54
Other securities[a]		127,392,629	1.33

		225,996,607	2.37
MORTGAGE REAL ESTATE INVESTMENT
Other securities[a]		90,830,876	0.95

		90,830,876	0.95
MULTI-UTILITIES
Consolidated Edison Inc.	824,209	64,008,071	0.67
DTE Energy Co.	483,645	49,384,991	0.52
Public Service Enterprise Group Inc.	1,367,217	60,636,074	0.63
Sempra Energy	674,855	74,571,478	0.78
WEC Energy Group Inc.	853,489	51,747,038	0.54
Other securities[a]		173,054,558	1.81

		473,402,210	4.95
MULTILINE RETAIL
Other securities[a]		50,735,045	0.53

		50,735,045	0.53
OIL, GAS & CONSUMABLE FUELS
Concho Resources Inc.[b]	380,305	48,808,344	0.51
Devon Energy Corp.	1,287,255	53,704,279	0.56
Marathon Petroleum Corp.	1,420,881	71,811,326	0.75

Security	Shares	Value	% of Net Assets
Williams Companies Inc. (The)	1,686,937	$49,916,466	0.52%
Other securities[a]		470,054,572	4.93

		694,294,987	7.27
PAPER & FOREST PRODUCTS
Other securities[a]		6,184,516	0.06

		6,184,516	0.06
PERSONAL PRODUCTS
Other securities[a]		38,377,698	0.40

		38,377,698	0.40
PHARMACEUTICALS
Other securities[a]		44,071,497	0.46

		44,071,497	0.46
PROFESSIONAL SERVICES
Other securities[a]		33,530,527	0.35

		33,530,527	0.35
REAL ESTATE MANAGEMENT & DEVELOPMENT
Other securities[a]		36,516,942	0.38

		36,516,942	0.38
ROAD & RAIL
Other securities[a]		58,020,143	0.61

		58,020,143	0.61
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices Inc.	907,399	74,361,348	0.78
Micron Technology Inc.[b]	2,796,267	80,812,116	0.85
Other securities[a]		135,474,751	1.41

		290,648,215	3.04
SOFTWARE
Symantec Corp.	1,423,593	43,675,833	0.46
Other securities[a]		102,081,033	1.07

		145,756,866	1.53
SPECIALTY RETAIL
Other securities[a]		184,421,176	1.93

		184,421,176	1.93
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
Western Digital Corp.	762,092	62,895,453	0.66
Other securities[a]		50,670,700	0.53

		113,566,153	1.19
TEXTILES, APPAREL & LUXURY GOODS
Other securities[a]		59,677,336	0.62

		59,677,336	0.62

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value	% of Net Assets
THRIFTS & MORTGAGE FINANCE
Other securities[a]		$20,410,272	0.21%

		20,410,272	0.21
TRADING COMPANIES & DISTRIBUTORS
Other securities[a]		28,244,326	0.30

		28,244,326	0.30
TRANSPORTATION INFRASTRUCTURE
Other securities[a]		16,184,654	0.17

		16,184,654	0.17
WATER UTILITIES
Other securities[a]		52,844,120	0.55

		52,844,120	0.55
WIRELESS TELECOMMUNICATION SERVICES
Other securities[a]		26,072,066	0.27

		26,072,066	0.27

TOTAL COMMON STOCKS
(Cost: $8,243,059,620)		9,531,962,065	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	290,568,296	290,684,523	3.04

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	10,776,619	$10,776,619	0.11%

		301,461,142	3.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $301,369,425)		301,461,142	3.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,544,429,045)[g]		9,833,423,207	102.91
Other Assets, Less Liabilities		(278,119,832)	(2.91)

NET ASSETS		$9,555,303,375	100.00%

[a]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2017. Other securities may include securities on loan and non-income earning securities.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $8,747,278,869. Net unrealized appreciation was $1,086,144,338, of which $1,760,841,499 represented gross unrealized appreciation on securities and $674,697,161 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	30	Jun. 2017	Chicago Mercantile	$3,512,555	$3,538,800	$26,245
S&P MidCap 400 E-Mini	108	Jun. 2017	Chicago Mercantile	18,296,005	18,556,560	260,555

				Net unrealized appreciation		$286,800

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,531,962,065	$—	$—	$9,531,962,065
Money market funds	301,461,142	—	—	301,461,142

Total	$9,833,423,207	$—	$—	$9,833,423,207

Derivative financial instruments[a]:
Assets:
Futures contracts	$286,800	$—	$—	$286,800

Total	$286,800	$—	$—	$286,800

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$810,073,046	$5,511,217,410	$12,217,870,732
Affiliated (Note 2)	158,281,497	229,085,196	744,212,001

Total cost of investments	$968,354,543	$5,740,302,606	$12,962,082,733

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$850,993,098	$7,332,705,532	$15,436,610,579
Affiliated (Note 2)	158,331,004	239,871,322	744,453,232

Total fair value of investments	1,009,324,102	7,572,576,854	16,181,063,811
Cash pledged to broker	77,710	951,459	2,590,420
Cash	—	1,255,683	293,916
Receivables:
Investment securities sold	1,425,700	11,028,284	25,748,148
Dividends and interest	1,098,970	8,108,391	19,827,101
Capital shares sold	—	190,378	293,223
Futures variation margin	3,452	—	—

Total Assets	1,011,929,934	7,594,111,049	16,229,816,619

LIABILITIES
Payables:
Investment securities purchased	1,767,346	18,404,262	52,752,233
Collateral for securities on loan (Note 1)	157,199,065	195,109,034	705,831,149
Futures variation margin	—	33,127	17,802
Investment advisory fees (Note 2)	428,706	1,252,724	2,549,851

Total Liabilities	159,395,117	214,799,147	761,151,035

NET ASSETS	$852,534,817	$7,379,311,902	$15,468,665,584

Net assets consist of:
Paid-in capital	$936,342,083	$5,853,087,269	$12,664,199,833
Undistributed (distributions in excess of) net investment income	(454,454)	(164,063)	34,445
Accumulated net realized loss	(124,339,706)	(305,929,321)	(414,818,549)
Net unrealized appreciation	40,986,894	1,832,318,017	3,219,249,855

NET ASSETS	$852,534,817	$7,379,311,902	$15,468,665,584

Shares outstanding[b]	9,950,000	52,750,000	82,600,000

Net asset value per share	$85.68	$139.89	$187.27

[a]	Securities on loan with values of $151,141,146, $190,820,744 and $688,840,412, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,896,129,803	$8,243,059,620
Affiliated (Note 2)	418,512,452	301,369,425

Total cost of investments	$6,314,642,255	$8,544,429,045

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,230,245,499	$9,531,962,065
Affiliated (Note 2)	418,674,778	301,461,142

Total fair value of investments	7,648,920,277	9,833,423,207
Cash pledged to broker	520,990	1,216,590
Cash	127,935	191,796
Receivables:
Investment securities sold	12,544,097	16,549,393
Dividends and interest	4,377,008	17,624,848

Total Assets	7,666,490,307	9,869,005,834

LIABILITIES
Payables:
Investment securities purchased	15,741,730	21,080,660
Collateral for securities on loan (Note 1)	409,130,639	290,581,254
Capital shares redeemed	—	57,846
Futures variation margin	8,632	4,500
Investment advisory fees (Note 2)	1,489,114	1,978,199

Total Liabilities	426,370,115	313,702,459

NET ASSETS	$7,240,120,192	$9,555,303,375

Net assets consist of:
Paid-in capital	$6,564,525,602	$8,690,612,287
Undistributed net investment income	70,274	522,650
Accumulated net realized loss	(658,752,539)	(425,112,524)
Net unrealized appreciation	1,334,276,855	1,289,280,962

NET ASSETS	$7,240,120,192	$9,555,303,375

Shares outstanding[b]	69,750,000	115,100,000

Net asset value per share	$103.80	$83.02

[a]	Securities on loan with values of $397,436,087 and $284,601,460, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,852,439	$127,130,652	$231,196,884
Dividends — affiliated (Note 2)	4,819	708,035	71,553
Interest — unaffiliated	—	265	—
Securities lending income — affiliated — net (Note 2)	4,206,300	2,112,277	4,683,477

Total investment income	13,063,558	129,951,229	235,951,914

EXPENSES
Investment advisory fees (Note 2)	4,631,157	12,949,613	26,410,760

Total expenses	4,631,157	12,949,613	26,410,760

Net investment income	8,432,401	117,001,616	209,541,154

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,457,390)	(23,001,271)	(103,001,848)
Investments — affiliated (Note 2)	5,004	(52,332)	20,725
In-kind redemptions — unaffiliated	6,152,998	202,687,984	369,503,025
In-kind redemptions — affiliated (Note 2)	—	824,943	—
Futures contracts	201,308	3,282,800	4,428,327
Realized gain distributions from affiliated funds	184	1,507	1,762

Net realized gain	1,902,104	183,743,631	270,951,991

Net change in unrealized appreciation/depreciation on:
Investments	174,427,036	771,259,900	1,600,063,396
Futures contracts	(14,759)	(258,278)	(487,943)

Net change in unrealized appreciation/depreciation	174,412,277	771,001,622	1,599,575,453

Net realized and unrealized gain	176,314,381	954,745,253	1,870,527,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,746,782	$1,071,746,869	$2,080,068,598

[a]	Net of foreign withholding tax of $12,204, $26,324 and $55,000, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$73,910,316	$182,486,752
Dividends — affiliated (Note 2)	29,429	49,021
Securities lending income — affiliated — net (Note 2)	3,243,989	1,607,940

Total investment income	77,183,734	184,143,713

EXPENSES
Investment advisory fees (Note 2)	15,949,076	20,141,771

Total expenses	15,949,076	20,141,771

Net investment income	61,234,658	164,001,942

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(66,281,258)	(54,401,147)
Investments — affiliated (Note 2)	24,548	11,552
In-kind redemptions — unaffiliated	126,910,939	260,475,222
Futures contracts	1,491,174	2,769,314
Realized gain distributions from affiliated funds	918	770

Net realized gain	62,146,321	208,855,711

Net change in unrealized appreciation/depreciation on:
Investments	732,266,400	1,069,233,023
Futures contracts	(329,963)	(302,911)

Net change in unrealized appreciation/depreciation	731,936,437	1,068,930,112

Net realized and unrealized gain	794,082,758	1,277,785,823

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$855,317,416	$1,441,787,765

[a]	Net of foreign withholding tax of $2,724 and $59,768, respectively.

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Micro-Cap ETF		iShares Russell 3000 ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,432,401	$10,849,265	$117,001,616	$113,471,691
Net realized gain	1,902,104	63,386,821	183,743,631	317,208,075
Net change in unrealized appreciation/depreciation	174,412,277	(197,180,388)	771,001,622	(484,596,853)

Net increase (decrease) in net assets resulting from operations	184,746,782	(122,944,302)	1,071,746,869	(53,917,087)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,850,270)	(11,468,272)	(120,931,901)	(125,147,973)

Total distributions to shareholders	(9,850,270)	(11,468,272)	(120,931,901)	(125,147,973)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,999,944	194,911,766	873,388,380	548,985,628
Cost of shares redeemed	(32,995,108)	(302,003,767)	(457,732,149)	(758,006,183)

Net increase (decrease) in net assets from capital share transactions	(15,995,164)	(107,092,001)	415,656,231	(209,020,555)

INCREASE (DECREASE) IN NET ASSETS	158,901,348	(241,504,575)	1,366,471,199	(388,085,615)

NET ASSETS
Beginning of year	693,633,469	935,138,044	6,012,840,703	6,400,926,318

End of year	$852,534,817	$693,633,469	$7,379,311,902	$6,012,840,703

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(454,454)	$(51,943)	$(164,063)	$1,835,121

SHARES ISSUED AND REDEEMED
Shares sold	200,000	2,350,000	6,550,000	4,550,000
Shares redeemed	(450,000)	(3,950,000)	(3,550,000)	(6,450,000)

Net increase (decrease) in shares outstanding	(250,000)	(1,600,000)	3,000,000	(1,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Year ended March 31, 2017	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$209,541,154	$198,218,900	$61,234,658	$62,751,204
Net realized gain	270,951,991	1,204,563,777	62,146,321	637,242,268
Net change in unrealized appreciation/depreciation	1,599,575,453	(2,042,108,139)	731,936,437	(1,024,382,509)

Net increase (decrease) in net assets resulting from operations	2,080,068,598	(639,325,462)	855,317,416	(324,389,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(229,450,831)	(214,120,530)	(71,421,013)	(66,097,198)

Total distributions to shareholders	(229,450,831)	(214,120,530)	(71,421,013)	(66,097,198)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,170,436,578	3,113,165,794	730,728,184	1,753,142,712
Cost of shares redeemed	(723,600,994)	(2,713,709,439)	(334,243,140)	(1,745,225,222)

Net increase in net assets from capital share transactions	1,446,835,584	399,456,355	396,485,044	7,917,490

INCREASE (DECREASE) IN NET ASSETS	3,297,453,351	(453,989,637)	1,180,381,447	(382,568,745)

NET ASSETS
Beginning of year	12,171,212,233	12,625,201,870	6,059,738,745	6,442,307,490

End of year	$15,468,665,584	$12,171,212,233	$7,240,120,192	$6,059,738,745

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$34,445	$(60,732)	$70,274	$358,075

SHARES ISSUED AND REDEEMED
Shares sold	12,300,000	18,650,000	7,500,000	18,700,000
Shares redeemed	(4,350,000)	(16,950,000)	(3,500,000)	(18,700,000)

Net increase in shares outstanding	7,950,000	1,700,000	4,000,000	—

See notes to financial statements.

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Value ETF
	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$164,001,942	$138,350,173
Net realized gain	208,855,711	552,372,234
Net change in unrealized appreciation/depreciation	1,068,930,112	(972,438,291)

Net increase (decrease) in net assets resulting from operations	1,441,787,765	(281,715,884)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(179,276,690)	(151,204,560)

Total distributions to shareholders	(179,276,690)	(151,204,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,227,054,204	1,770,819,243
Cost of shares redeemed	(784,527,285)	(1,769,538,657)

Net increase in net assets from capital share transactions	1,442,526,919	1,280,586

INCREASE (DECREASE) IN NET ASSETS	2,705,037,994	(431,639,858)

NET ASSETS
Beginning of year	6,850,265,381	7,281,905,239

End of year	$9,555,303,375	$6,850,265,381

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$522,650	$(378,655)

SHARES ISSUED AND REDEEMED
Shares sold	28,900,000	24,250,000
Shares redeemed	(10,350,000)	(24,500,000)

Net increase (decrease) in shares outstanding	18,550,000	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$68.00	$79.25	$77.27	$58.73	$51.35

Income from investment operations:
Net investment income[a]	0.85	0.96	0.88	0.71	0.81
Net realized and unrealized gain (loss)[b]	17.82	(11.18)	2.05	18.62	7.58

Total from investment operations	18.67	(10.22)	2.93	19.33	8.39

Less distributions from:
Net investment income	(0.99)	(1.03)	(0.95)	(0.79)	(1.01)

Total distributions	(0.99)	(1.03)	(0.95)	(0.79)	(1.01)

Net asset value, end of year	$85.68	$68.00	$79.25	$77.27	$58.73

Total return	27.60%	(12.98)%	3.87%	33.03%	16.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$852,535	$693,633	$935,138	$1,050,830	$540,280
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.09%	1.29%	1.19%	1.03%	1.57%
Portfolio turnover rate[c]	21%	25%	26%	26%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$120.86	$123.93	$112.36	$93.44	$83.37

Income from investment operations:
Net investment income[a]	2.34	2.23	2.06	1.83	1.74
Net realized and unrealized gain (loss)[b]	19.07	(2.84)	11.56	18.91	10.06

Total from investment operations	21.41	(0.61)	13.62	20.74	11.80

Less distributions from:
Net investment income	(2.38)	(2.46)	(2.05)	(1.82)	(1.73)

Total distributions	(2.38)	(2.46)	(2.05)	(1.82)	(1.73)

Net asset value, end of year	$139.89	$120.86	$123.93	$112.36	$93.44

Total return	17.87%	(0.47)%	12.18%	22.35%	14.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,379,312	$6,012,841	$6,400,926	$5,561,693	$4,139,560
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.81%	1.85%	1.74%	1.77%	2.06%
Portfolio turnover rate[c]	4%	5%	5%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$163.04	$173.07	$154.72	$127.35	$110.75

Income from investment operations:
Net investment income[a]	2.72	2.59	2.26	2.02	1.98
Net realized and unrealized gain (loss)[b]	24.45	(9.84)	18.52	27.44	16.71

Total from investment operations	27.17	(7.25)	20.78	29.46	18.69

Less distributions from:
Net investment income	(2.94)	(2.78)	(2.43)	(2.09)	(2.09)

Total distributions	(2.94)	(2.78)	(2.43)	(2.09)	(2.09)

Net asset value, end of year	$187.27	$163.04	$173.07	$154.72	$127.35

Total return	16.79%	(4.18)%	13.51%	23.28%	17.14%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,468,666	$12,171,212	$12,625,202	$9,909,644	$7,297,113
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.56%	1.58%	1.39%	1.43%	1.77%
Portfolio turnover rate[c]	11%	11%	10%	10%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$92.16	$97.98	$85.83	$69.89	$62.91

Income from investment operations:
Net investment income[a]	0.91	0.96	0.86	0.69	0.79
Net realized and unrealized gain (loss)[b]	11.78	(5.78)	12.23	16.00	7.03

Total from investment operations	12.69	(4.82)	13.09	16.69	7.82

Less distributions from:
Net investment income	(1.05)	(1.00)	(0.94)	(0.75)	(0.84)

Total distributions	(1.05)	(1.00)	(0.94)	(0.75)	(0.84)

Net asset value, end of year	$103.80	$92.16	$97.98	$85.83	$69.89

Total return	13.85%	(4.91)%	15.33%	23.96%	12.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,240,120	$6,059,739	$6,442,307	$4,862,272	$3,592,398
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.94%	1.03%	0.95%	0.88%	1.26%
Portfolio turnover rate[c]	27%	22%	20%	23%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$70.95	$75.23	$68.74	$57.15	$48.14

Income from investment operations:
Net investment income[a]	1.55	1.45	1.28	1.18	1.07
Net realized and unrealized gain (loss)[b]	12.18	(4.16)	6.57	11.62	8.99

Total from investment operations	13.73	(2.71)	7.85	12.80	10.06

Less distributions from:
Net investment income	(1.66)	(1.57)	(1.36)	(1.21)	(1.05)

Total distributions	(1.66)	(1.57)	(1.36)	(1.21)	(1.05)

Net asset value, end of year	$83.02	$70.95	$75.23	$68.74	$57.15

Total return	19.51%	(3.56)%	11.48%	22.61%	21.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,555,303	$6,850,265	$7,281,905	$5,722,940	$4,685,906
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.00%	2.05%	1.77%	1.91%	2.16%
Portfolio turnover rate[c]	21%	25%	22%	23%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Micro-Cap
Barclays Capital Inc.	$3,395,824	$3,395,824	$—
BNP Paribas New York Branch	650,116	650,116	—
BNP Paribas Prime Brokerage Inc.	1,579,241	1,579,241	—
BNP Paribas Prime Brokerage International Ltd.	1,498,043	1,498,043	—
Citigroup Global Markets Inc.	7,911,927	7,911,927	—
Credit Suisse Securities (USA) LLC	11,744,662	11,744,662	—
Deutsche Bank Securities Inc.	14,044,258	14,044,258	—
Goldman Sachs & Co.	32,857,770	32,857,770	—
HSBC Bank PLC	15,606	15,606	—
Jefferies LLC	841,914	841,914	—
JPMorgan Securities LLC	26,546,717	26,546,717	—
Merrill Lynch, Pierce, Fenner & Smith	14,074,796	14,074,796	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	19,369,749	19,369,749	—
National Financial Services LLC	3,043,894	3,043,894	—
Nomura Securities International Inc.	494,107	494,107	—
Scotia Capital (USA) Inc.	22,342	22,342	—
SG Americas Securities LLC	307,235	307,235	—
State Street Bank & Trust Company	3,932,766	3,932,766	—
Timber Hill LLC	34,270	34,270	—
UBS AG	3,232,801	3,232,801	—
UBS Securities LLC	3,100,978	3,100,978	—
Wells Fargo Securities LLC	2,442,130	2,442,130	—

	$151,141,146	$151,141,146	$—

Russell 3000
Barclays Capital Inc.	$7,804,758	$7,804,758	$—
BNP Paribas New York Branch	454,182	454,182	—
BNP Paribas Prime Brokerage Inc.	2,072,293	2,072,293	—
BNP Paribas Prime Brokerage International Ltd.	4,325,014	4,325,014	—
Citigroup Global Markets Inc.	14,630,165	14,630,165	—
Credit Suisse Securities (USA) LLC	11,367,380	11,367,380	—
Deutsche Bank Securities Inc.	11,026,974	11,026,974	—
Goldman Sachs & Co.	43,132,849	43,132,849	—
HSBC Bank PLC	2,517,559	2,517,559	—
Jefferies LLC	1,845,939	1,845,939	—
JPMorgan Securities LLC	26,351,780	26,351,780	—
Merrill Lynch, Pierce, Fenner & Smith	11,037,915	11,037,915	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	27,178,219	27,178,219	—
National Financial Services LLC	1,033,362	1,033,362	—
Nomura Securities International Inc.	425,455	425,455	—
Scotia Capital (USA) Inc.	2,430,193	2,430,193	—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
SG Americas Securities LLC	$5,553	$5,553	$—
State Street Bank & Trust Company	15,481,766	15,481,766	—
Timber Hill LLC	88,885	88,885	—
UBS AG	2,747,770	2,747,770	—
UBS Securities LLC	3,847,302	3,847,302	—
Wells Fargo Securities LLC	1,015,431	1,015,431	—

	$190,820,744	$190,820,744	$—

Russell Mid-Cap
Barclays Capital Inc.	$6,342,673	$6,342,673	$—
BNP Paribas New York Branch	3,050,137	3,050,137	—
BNP Paribas Prime Brokerage Inc.	8,725,509	8,725,509	—
BNP Paribas Prime Brokerage International Ltd.	1,521,888	1,521,888	—
Citigroup Global Markets Inc.	43,006,098	43,006,098	—
Credit Suisse Securities (USA) LLC	37,179,817	37,179,817	—
Deutsche Bank Securities Inc.	23,652,769	23,652,769	—
Goldman Sachs & Co.	108,052,102	108,052,102	—
HSBC Bank PLC	10,083,448	10,083,448	—
Jefferies LLC	6,587,432	6,587,432	—
JPMorgan Securities LLC	115,353,539	115,353,539	—
Merrill Lynch, Pierce, Fenner & Smith	59,987,491	59,987,491	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	113,919,127	113,919,127	—
National Financial Services LLC	175,576	175,576	—
Nomura Securities International Inc.	2,473,983	2,473,983	—
Scotia Capital (USA) Inc.	14,054,212	14,054,212	—
SG Americas Securities LLC	160,002	160,002	—
State Street Bank & Trust Company	98,705,061	98,705,061	—
UBS AG	17,003,439	17,003,439	—
UBS Securities LLC	16,284,858	16,284,858	—
Wells Fargo Securities LLC	2,521,251	2,521,251	—

	$688,840,412	$688,840,412	$—

Russell Mid-Cap Growth
Barclays Capital Inc.	$5,249,834	$5,249,834	$—
BNP Paribas New York Branch	3,132,765	3,132,765	—
BNP Paribas Prime Brokerage Inc.	1,853,593	1,853,593	—
BNP Paribas Prime Brokerage International Ltd.	17,591,645	17,591,645	—
Citigroup Global Markets Inc.	20,060,152	20,060,152	—
Credit Suisse Securities (USA) LLC	15,510,551	15,510,551	—
Deutsche Bank Securities Inc.	24,565,466	24,565,466	—
Goldman Sachs & Co.	56,693,227	56,693,227	—
HSBC Bank PLC	12,780,910	12,780,910	—
Jefferies LLC	2,008,827	2,008,827	—
JPMorgan Securities LLC	75,187,024	75,187,024	—
Merrill Lynch, Pierce, Fenner & Smith	16,288,072	16,288,072	—

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	$48,581,870	$48,581,870	$—
National Financial Services LLC	3,287,159	3,287,159	—
Nomura Securities International Inc.	208,293	208,293	—
Scotia Capital (USA) Inc.	8,197,732	8,197,732	—
SG Americas Securities LLC	1,725,596	1,725,596	—
State Street Bank & Trust Company	60,652,757	60,652,757	—
UBS AG	8,054,144	8,054,144	—
UBS Securities LLC	8,981,637	8,981,637	—
Wells Fargo Securities LLC	6,824,833	6,824,833	—

	$397,436,087	$397,436,087	$—

Russell Mid-Cap Value
Barclays Capital Inc.	$15,696,207	$15,696,207	$—
BNP Paribas New York Branch	68,706	68,706	—
BNP Paribas Prime Brokerage Inc.	6,168,089	6,168,089	—
BNP Paribas Prime Brokerage International Ltd.	345,045	345,045	—
Citigroup Global Markets Inc.	28,505,336	28,505,336	—
Credit Suisse Securities (USA) LLC	4,508,224	4,508,224	—
Deutsche Bank Securities Inc.	21,514,841	21,514,841	—
Goldman Sachs & Co.	18,480,379	18,480,379	—
HSBC Bank PLC	3,657,550	3,657,550	—
Jefferies LLC	5,506,671	5,506,671	—
JPMorgan Securities LLC	48,383,378	48,383,378	—
Merrill Lynch, Pierce, Fenner & Smith	10,882,742	10,882,742	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	55,888,396	55,888,396	—
National Financial Services LLC	512	512	—
Nomura Securities International Inc.	3,311,017	3,311,017	—
Scotia Capital (USA) Inc.	1,098,998	1,098,998	—
SG Americas Securities LLC	1,030	1,030	—
State Street Bank & Trust Company	53,138,683	53,138,683	—
UBS AG	287,981	287,981	—
UBS Securities LLC	6,493,113	6,493,113	—
Wells Fargo Securities LLC	664,562	664,562	—

	$284,601,460	$284,601,460	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2000%	First $121 billion
0.1900[a]	Over $121 billion, up to and including $181 billion
0.1805[a]	Over $181 billion, up to and including $231 billion
0.1715[a]	Over $231 billion, up to and including $281 billion
0.1630[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2500%	First $121 billion
0.2375[a]	Over $121 billion, up to and including $181 billion
0.2257[a]	Over $181 billion, up to and including $231 billion
0.2144[a]	Over $231 billion, up to and including $281 billion
0.2037[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

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iSHARES® TRUST

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,647,765
Russell 3000	868,385
Russell Mid-Cap	2,045,263
Russell Mid-Cap Growth	1,408,820
Russell Mid-Cap Value	716,448

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$23,939,341	$69,390,272
Russell 3000	54,108,707	31,247,338
Russell Mid-Cap	494,939,166	340,019,241
Russell Mid-Cap Growth	950,040,944	880,966,099
Russell Mid-Cap Value	1,068,173,470	949,674,610

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$195,297,431	$160,980,834
Russell 3000	349,508,780	252,325,954
Russell Mid-Cap	1,838,073,637	1,482,418,614
Russell Mid-Cap Growth	1,901,726,223	1,768,489,952
Russell Mid-Cap Value	1,975,234,694	1,713,370,048

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$16,426,313	$32,097,133
Russell 3000	865,533,057	453,410,417
Russell Mid-Cap	2,141,859,588	719,226,965
Russell Mid-Cap Growth	726,255,754	331,259,812
Russell Mid-Cap Value	2,184,738,782	771,893,346

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of March 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$17,335	$43,769	$268,777

		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]		$15,129	$286,800

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
iShares Russell Mid-Cap Growth ETF
Equity contracts:
Variation margin/ Net assets consist of – net unrealized depreciation[b]	$16,296

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended March 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Equity contracts:
Futures contracts	$201,308	$3,282,800	$4,428,327

	Net Change in Unrealized Appreciation/Depreciation
	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Equity contracts:
Futures contracts	$(14,759)	$(258,278)	$(487,943)

	Net Realized Gain (Loss)
		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$1,491,174	$2,769,314

	Net Change in Unrealized Appreciation/Depreciation
		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Equity contracts:
Futures contracts		$(329,963)	$(302,911)

The following table shows the average quarter-end balances of open futures contracts for the year ended March 31, 2017:

	iShares Micro-Cap ETF	iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF
Average value of contracts purchased	$1,369,615	$15,099,134	$32,785,470

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF
Average value of contracts purchased	$8,762,039	$28,348,066

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Micro-Cap	$3,827,106	$1,015,358	$(4,842,464)
Russell 3000	174,155,677	1,931,101	(176,086,778)
Russell Mid-Cap	342,436,544	20,004,854	(362,441,398)
Russell Mid-Cap Growth	112,162,573	9,898,554	(122,061,127)
Russell Mid-Cap Value	238,329,121	16,176,053	(254,505,174)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Micro-Cap
Ordinary income	$9,850,270	$11,468,272

Russell 3000
Ordinary income	$120,931,901	$125,147,973

Russell Mid-Cap
Ordinary income	$229,450,831	$214,120,530

Russell Mid-Cap Growth
Ordinary income	$71,421,013	$66,097,198

Russell Mid-Cap Value
Ordinary income	$179,276,690	$151,204,560

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Micro-Cap	$—	$(107,011,349)	$23,204,083	$(83,807,266)
Russell 3000	—	(168,130,230)	1,694,354,863	1,526,224,633
Russell Mid-Cap	—	(123,169,448)	2,927,635,199	2,804,465,751
Russell Mid-Cap Growth	—	(603,100,777)	1,278,695,367	675,594,590
Russell Mid-Cap Value	416,533	(221,869,783)	1,086,144,338	864,691,088

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the characterization of corporate actions, the tax deferral of losses on wash sales, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Micro-Cap	$45,876,151	$44,118,736	$17,016,462	$107,011,349
Russell 3000	9,950,902	126,187,428	31,991,900	168,130,230
Russell Mid-Cap	43,915,923	51,521,470	27,732,055	123,169,448
Russell Mid-Cap Growth	102,214,311	363,363,957	137,522,509	603,100,777
Russell Mid-Cap Value	3,493,282	214,344,315	4,032,186	221,869,783

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and
Shareholders of the iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF,
iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Micro-Cap ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF and iShares Russell Mid-Cap Value ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Micro-Cap	$7,063,614
Russell 3000	122,594,696
Russell Mid-Cap	192,037,657
Russell Mid-Cap Growth	66,352,388
Russell Mid-Cap Value	156,080,262

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Micro-Cap	75.07%
Russell 3000	95.29
Russell Mid-Cap	77.75
Russell Mid-Cap Growth	94.54
Russell Mid-Cap Value	76.55

TAX INFORMATION	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap	$0.924763	$—	$0.066984	$0.991747	93%	—%	7%	100%
Russell 3000	2.342289	—	0.037384	2.379673	98	—	2	100
Russell Mid-Cap	2.824584	—	0.112616	2.937200	96	—	4	100
Russell Mid-Cap Growth	0.984904	—	0.069220	1.054124	93	—	7	100
Russell Mid-Cap Value	1.574454	—	0.082225	1.656679	95	—	5	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Micro-Cap ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	564	42.72%
At NAV	61	4.62
Less than 0.0% and Greater than –0.5%	695	52.66

	1,320	100.00%

iShares Russell 3000 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	611	46.29
At NAV	235	17.80
Less than 0.0% and Greater than –0.5%	473	35.83

	1,320	100.00%

iShares Russell Mid-Cap ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	740	56.05
At NAV	258	19.55
Less than 0.0% and Greater than –0.5%	321	24.32

	1,320	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Mid-Cap Growth ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	701	53.11%
At NAV	268	20.30
Less than 0.0% and Greater than –0.5%	350	26.51
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares Russell Mid-Cap Value ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	729	55.23%
At NAV	223	16.89
Less than 0.0% and Greater than –0.5%	367	27.80
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Russell 3000 ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016 was USD 759.48 thousand. This figure is comprised of fixed remuneration of USD 298.77 thousand and variable remuneration of USD 460.71 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 105.04 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 25.31 thousand.

SUPPLEMENTAL INFORMATION	73

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	77

Notes:

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-306-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies —including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.70%	28.64%	29.24%	28.70%	28.64%	29.24%
5 Years	18.89%	18.88%	19.36%	137.49%	137.41%	142.25%
10 Years	11.48%	11.49%	11.94%	196.52%	196.75%	208.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,159.10	$2.37	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 28.70%, net of fees, while the total return for the Index was 29.24%.

As represented by the Index, U.S. aerospace and defense stocks delivered strong gains for the reporting period, outperforming the broader U.S. equity market.

After moving gradually higher for most of the reporting period, the Index soared following Donald Trump’s victory in the U.S. presidential election. Due to his campaign pledge to boost defense spending, Trump’s win spurred investor optimism about the prospects for the aerospace and defense industry. Stocks in the Index leveled off late in the reporting period as the broader stock market took a breather after the sharp post-election rally.

In addition to the election, other factors helping to push the Index higher included increased spending on advanced military weapons to counter terrorist threats in the Middle East, growing international markets for defense equipment, and rising demand for fuel-efficient aircraft. Increased orders for non-defense aircraft also helped aerospace and defense stocks during the reporting period.

Looking at industries, aerospace and defense, which constituted more than 95% of the Index on average during the reporting period, contributed the most to the Index’s performance. The industrial machinery industry also contributed positively to the Index’s results for the reporting period. The small portion of the Index represented by firearms manufacturers, which are categorized in the leisure products industry, detracted from the Index’s performance for the reporting period, as did airport services stocks.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Aerospace & Defense	95.87%
Leisure Products	1.87
Industrial Machinery	1.43
IT Consulting & Other Services	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Boeing Co. (The)	9.32%
United Technologies Corp.	8.63
Lockheed Martin Corp.	7.66
General Dynamics Corp.	6.77
Raytheon Co.	6.21
Northrop Grumman Corp.	5.94
Textron Inc.	3.29
L3 Technologies Inc.	3.28
Rockwell Collins Inc.	3.28
Arconic Inc.	3.11

TOTAL	57.49%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.27%	39.23%	39.91%	39.27%	39.23%	39.91%
5 Years	17.20%	17.16%	17.56%	121.09%	120.70%	124.51%
10 Years	1.19%	1.19%	1.46%	12.58%	12.57%	15.65%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,248.40	$2.47	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 39.27%, net of fees, while the total return for the Index was 39.91%.

As represented by the Index, U.S. investment services stocks delivered a strong return for the reporting period, outpacing most other subsectors of the U.S. economy.

Investment banks and brokerage companies, the largest weight in the Index at an average of 71%, were the most significant contributors to performance during the reporting period. The rise in stock prices of investment banks and brokerage companies was largely driven by increasing revenues from trading activity. Trading volumes surged late in the reporting period following the U.S. presidential election, rising on expectations that the new administration’s proposed regulatory and corporate tax reforms would be beneficial to the investment services industry.

Debt and equity underwriting activity increased during the reporting period on record-setting levels of initial public offerings (“IPOs”), new debt issuance, and merger and acquisition (“M&A”) activity. Global IPOs in the first quarter of 2017 were off to a brisk start. New debt issuance also began 2017 at a record pace. Global M&A reached a six-year high at the end of January 2017 as M&A activity worldwide totaled approximately $258 billion, up 38% from January 2016.

Financial exchanges and data companies, which accounted for 19% of the Index on average during the reporting period, also made a solid contribution to the Index’s performance. This segment, which is comprised of the major U.S. securities exchanges, benefited from rising trading volumes and revenues, which increased during the reporting period as optimistic investors drove the major equity indexes to record high levels.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	71.26%
Financial Exchanges & Data	27.34
Asset Management & Custody Banks	1.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	10.43%
Morgan Stanley	9.14
Charles Schwab Corp. (The)	8.61
CME Group Inc.	7.84
Intercontinental Exchange Inc.	7.64
E*TRADE Financial Corp.	4.41
TD Ameritrade Holding Corp.	4.33
Raymond James Financial Inc.	4.33
CBOE Holdings Inc.	4.02
Nasdaq Inc.	4.01

TOTAL	64.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.23%	10.14%	10.64%	10.23%	10.14%	10.64%
5 Years	15.33%	15.31%	15.73%	104.04%	103.88%	107.57%
10 Years	9.31%	9.31%	9.73%	143.51%	143.44%	152.97%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.30	$2.28	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 10.23%, net of fees, while the total return for the Index was 10.64%.

As represented by the Index, U.S. healthcare providers posted positive results during the reporting period but underperformed the broad U.S. equity market. The overall healthcare sector posted gains during the reporting period, reflecting solid earnings and optimism for growth. Managed healthcare stocks, which represented more than 45% of the Index on average during the reporting period, generated strong performance overall. Several U.S. managed healthcare providers enjoyed improved financial performance during the reporting period. The healthcare services segment also contributed to the Index’s performance during the reporting period as several companies generated higher revenues.

Healthcare facilities companies faced significant challenges and fell in value, which detracted from the Index’s results during the reporting period. Hospitals struggled amid uncertainty about potential healthcare reform, including repealing or replacing the Affordable Care Act. Over the past several years, revenues for hospitals have generally declined, partly due to the Affordable Care Act’s expansion of Medicare, which offers significantly lower reimbursement rates than private insurance. Higher costs and declining revenues have forced many hospitals to reduce operations or close, leading to a decline in the number of registered hospitals in the U.S. over the past 20 years, despite a higher population. The number of hospital beds in the U.S. has also fallen over the past several years. Additionally, costs for hospitals have continued to rise, and higher interest rates threaten to increase their debt burdens.

ALLOCATION BY SECTOR As of 3/31/17

Sector	Percentage of Total Investments*

Managed Health Care	47.64%
Health Care Services	26.91
Health Care Facilities	19.46
Health Care Technology	2.39
Diversified Support Services	1.49
Life Sciences Tools & Services	1.47
Health Care Distributors	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/17

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.65%
Aetna Inc.	6.61
Anthem Inc.	6.60
Express Scripts Holding Co.	6.20
Cigna Corp.	5.96
Humana Inc.	5.28
HCA Holdings Inc.	4.94
Laboratory Corp. of America Holdings	3.56
Quest Diagnostics Inc.	3.38
Centene Corp.	3.22

TOTAL	59.40%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.50%	18.58%	19.02%	18.50%	18.58%	19.02%
5 Years	17.25%	17.24%	17.78%	121.62%	121.54%	126.62%
10 Years	0.09%	0.10%	0.83%	0.89%	0.95%	8.62%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,162.90	$2.37	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.50%, net of fees, while the total return for the Index was 19.02%.

The Index generated strong returns for the reporting period and outperformed the broad U.S. equity market. Home construction stocks benefited from continued strength in the U.S. housing market during the reporting period as mortgage interest rates generally remained near historically low levels. New home sales increased by nearly 12% in 2016, the most since the peak of the last housing boom in 2007. Residential building permits and housing starts rose by 1% and 6%, respectively, reaching their highest levels since 2007. New home sales and construction continued to expand at a healthy pace in early 2017.

The homebuilding industry, which made up more than 64% of the Index on average during the reporting period, contributed the most to the Index’s performance. The bulk of the rally in homebuilding stocks occurred in early 2017 as monthly homebuilder sentiment reached its highest level in 12 years. Homebuilders expressed increased confidence in the wake of beneficial regulatory reform from the new U.S. presidential administration. Homebuilding stocks rallied despite a number of challenges, including rising materials costs, a shortage of properties available for development, and a continued labor shortage.

Building products companies, the second-largest industry weight in the Index, also posted healthy gains during the reporting period, benefiting from the growth in new home construction. Home furnishing manufacturers also benefited from a rise in new home sales, while a steady increase in remodeling and upgrading existing homes provided a boost to home improvement retailers.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Homebuilding	65.07%
Building Products	14.60
Home Improvement Retail	9.01
Home Furnishings	4.14
Trading Companies & Distributors	2.41
Specialty Chemicals	2.27
Construction Materials	1.27
Forest Products	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

DR Horton Inc.	11.92%
Lennar Corp. Class A	11.01
NVR Inc.	7.98
PulteGroup Inc.	7.44
Toll Brothers Inc.	6.02
Home Depot Inc. (The)	4.33
CalAtlantic Group Inc.	3.24
Lowe’s Companies Inc.	3.22
TRI Pointe Group Inc.	2.47
Sherwin-Williams Co. (The)	2.27

TOTAL	59.90%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® U.S. INSURANCE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.25%	23.21%	23.83%	23.25%	23.21%	23.83%
5 Years	15.47%	15.46%	16.00%	105.30%	105.20%	109.99%
10 Years	3.00%	3.01%	3.46%	34.40%	34.54%	40.47%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,152.70	$2.36	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. INSURANCE ETF

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 23.25%, net of fees, while the total return for the Index was 23.83%.

As represented by the Index, U.S. insurance-related stocks posted a strong advance for the reporting period, outperforming the broader domestic equity market. Insurance-related stocks performed well in large part because the Fed made two increases to short-term interest rates during the reporting period, and rising interest rates tend to help insurers generate higher investment income. Insurance-related stocks also appreciated in anticipation of the deregulatory policy proposals of a new administration in Washington, D.C.

Life and health insurers, which accounted for 31% of the Index on average during the reporting period, were the largest contributors to performance. Life insurance stocks performed well in the wake of the U.S. presidential election in late 2016, which generated optimism about the incoming administration’s pro-business and pro-growth policy proposals. Similarly, health insurance stocks trended upward late in the reporting period in anticipation of the repeal of the Affordable Care Act, but fell back after Congress failed to introduce a replacement bill.

Property and casualty insurers, the largest weight in the Index on average during the reporting period, also delivered solid performance as rising interest rates were seen as improving the industry’s growth prospects.

Multi-line insurers achieved positive but more muted results during the reporting period.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Property & Casualty Insurance	44.43%
Life & Health Insurance	32.57
Multi-line Insurance	18.07
Insurance Brokers	2.52
Other Diversified Financial Services	1.22
Reinsurance	1.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Chubb Ltd.	10.61%
American International Group Inc.	9.72
MetLife Inc.	9.61
Prudential Financial Inc.	7.68
Travelers Companies Inc. (The)	5.65
Allstate Corp. (The)	4.99
Aflac Inc.	4.87
Progressive Corp. (The)	3.82
Hartford Financial Services Group Inc. (The)	3.02
Principal Financial Group Inc.	2.84

TOTAL	62.81%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.36%	24.34%	24.89%	24.36%	24.34%	24.89%
5 Years	18.25%	18.24%	18.74%	131.22%	131.11%	136.02%
10 Years	11.64%	11.64%	12.15%	200.77%	200.72%	214.88%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.30	$2.24	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 24.36%, net of fees, while the total return for the Index was 24.89%.

As represented by the Index, U.S. medical devices stocks produced positive results during the reporting period, significantly outpacing the broader equity market and the overall healthcare sector. The U.S. medical devices industry benefited from an aging population, increased demand, and a number of ongoing acquisitions in the industry.

U.S. medical devices stocks endured significant volatility during the reporting period, rising early in the period and then retreating in the months leading up to the U.S. presidential election in November 2016 as investors grew concerned about potential new regulations. Following the election, the Index rallied amid investor optimism that the new administration would not pursue significant regulatory changes. The rally was short-lived, however, as uncertainty surrounding the Affordable Care Act put downward pressure on the entire healthcare sector, including medical devices stocks. Through the first three months of 2017, however, medical devices stocks generally rebounded as new products, favorable financial results, and continued strong performance from existing products supported the sector.

The healthcare equipment segment comprised more than 85% of the Index on average during the reporting period and was the largest contributor to the Index’s return. The life sciences tools and services segment also contributed to the Index’s performance during the reporting period. The healthcare supplies and healthcare technology segments performed strongly; however, they each represented less than 1% of the Index on average during the reporting period and contributed only slightly to the Index’s performance

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Health Care Equipment	87.34%
Life Sciences Tools & Services	11.22
Other**	1.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Medtronic PLC	11.05%
Abbott Laboratories	8.51
Thermo Fisher Scientific Inc.	7.12
Danaher Corp.	6.46
Stryker Corp.	5.45
Becton Dickinson and Co.	5.26
Boston Scientific Corp.	4.77
Intuitive Surgical Inc.	4.22
Baxter International Inc.	3.85
Zimmer Biomet Holdings Inc.	3.81

TOTAL	60.50%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.88%	18.84%	19.52%	18.88%	18.84%	19.52%
5 Years	(0.31)%	(0.32)%	0.08%	(1.55)%	(1.59)%	0.41%
10 Years	2.47%	2.47%	2.90%	27.68%	27.66%	33.05%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.70	$2.19	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.88%, net of fees, while the total return for the Index was 19.52%.

As represented by the Index, oil and gas exploration and production stocks performed well, benefiting from a rebound in energy commodity prices during the reporting period.

After falling from a price above $100 per barrel in mid-2014 to below $27 per barrel in February, 2016, oil prices recovered steadily over the course of the reporting period, finishing above $50 per barrel. Similarly, natural gas prices fell to a 17-year low in March 2016, and then rallied through the end of 2016, before giving back some of those gains in early 2017.

Better supply and demand dynamics drove the improvement in markets for crude oil, natural gas, and related commodities, including stable to improving growth in China, Europe, and Japan. Energy consumption rose during 2016 in the United States, the largest energy consumer in the world after China, while production fell for the first time in six years. Many small independent North American energy producers filed for bankruptcy in 2016, further constraining supply, while the Organization of Petroleum Exporting Countries and Russia announced coordinated production cuts.

Higher prices contribute to greater revenues and profits for energy producers, which enables them to finance their investment in plants, equipment, and exploration. Leading U.S. exploration and production companies announced a surge in capital expenditures and planned production increases for 2017. However, the comparatively low energy prices of recent years have resulted in a change in investment priorities, with companies emphasizing high-quality assets they believe can succeed even in challenging market conditions.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	75.35%
Oil & Gas Refining & Marketing	20.56
Oil & Gas Storage & Transportation	4.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

ConocoPhillips	11.00%
EOG Resources Inc.	10.05
Phillips 66	6.24
Anadarko Petroleum Corp.	6.19
Pioneer Natural Resources Co.	5.65
Valero Energy Corp.	5.34
Marathon Petroleum Corp.	4.76
Devon Energy Corp.	3.91
Apache Corp.	3.48
Concho Resources Inc.	3.39

TOTAL	60.01%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.88%	18.91%	19.35%	18.88%	18.91%	19.35%
5 Years	(3.56)%	(3.56)%	(3.29)%	(16.57)%	(16.57)%	(15.42)%
10 Years	(0.51)%	(0.51)%	(0.23)%	(5.01)%	(5.02)%	(2.25)%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,068.00	$2.27	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 18.88%, net of fees, while the total return for the Index was 19.35%.

As represented by the Index, oil and gas equipment and services stocks performed well, benefiting from a rebound in energy commodity prices during the reporting period.

After falling from a price above $100 per barrel in mid-2014 to below $27 per barrel in February, 2016, oil prices recovered steadily over the course of the reporting period, finishing above $50 per barrel. Similarly, natural gas prices fell to a 17-year low in March 2016, and then rallied through the end of 2016, before giving back some of those gains in early 2017.

Better supply and demand dynamics drove the improvement in markets for crude oil, natural gas, and related commodities, including stable to improving growth in China, Europe, and Japan. Energy consumption rose during 2016 in the United States, the largest energy consumer in the world after China, while production fell for the first time in six years. Production cuts announced by the Organization of Petroleum Exporting Countries and Russia further constrained oil supply.

Higher prices contribute to greater revenues and profits for energy producers, which enables them to finance their investment in plants, equipment, and exploration. Capital expenditures by U.S. oil producers swung into positive territory in the fourth quarter of 2016 after contracting for much of the previous two years. Those conditions benefited oil and gas equipment and services companies — which accounted for almost 80% of the Index on average during the reporting period — and oil and gas drilling companies — which comprised about 20% of the Index on average.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	77.56%
Oil & Gas Drilling	21.15
Industrial Machinery	1.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Schlumberger Ltd.	16.41%
Halliburton Co.	9.62
Baker Hughes Inc.	7.50
National Oilwell Varco Inc.	5.69
TechnipFMC PLC	5.62
Helmerich & Payne Inc.	3.69
Weatherford International PLC	3.54
Core Laboratories NV	3.12
Transocean Ltd.	2.97
Patterson-UTI Energy Inc.	2.62

TOTAL	60.78%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.19%	11.22%	11.56%	11.19%	11.22%	11.56%
5 Years	14.30%	14.31%	14.67%	95.11%	95.13%	98.27%
10 Years	12.47%	12.48%	12.94%	223.80%	224.06%	237.79%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.40	$2.21	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 11.19%, net of fees, while the total return for the Index was 11.56%.

As represented by the Index, U.S. pharmaceuticals stocks posted positive results during the reporting period but underperformed the broad U.S. stock market. In 2016, the healthcare sector faced increased scrutiny over rising drug prices, leading to bouts of volatility for U.S. pharmaceuticals stocks.

The Index rose early in the reporting period and then retreated in the months leading up to the U.S. presidential election in November 2016. Following the election, U.S. pharmaceuticals stocks rallied amid investor optimism that the new administration would not pursue significant regulation. The rally was short-lived, however, as continued questions about drug prices, fewer drug approvals, and several prominent drug study failures put downward pressure on the pharmaceutical industry. Other factors that weighed on the industry included a more competitive environment and slower-than-expected rollouts of new products.

Through the first three months of 2017, U.S. pharmaceuticals stocks generally rebounded as the sector showed signs of recovery. New products, favorable financial results, and continued strong performance from existing products supported the industry. Recent drug approvals and investor optimism about potential tax reform and cash repatriation also helped push pharmaceuticals stocks higher. In addition, many observers expect merger and acquisition activity to accelerate in 2017, particularly if tax reform and cash repatriation efforts by the new administration succeed. In contrast, ongoing challenges include concerns about drug pricing, which are likely to persist in 2017.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Pharmaceuticals	89.53%
Biotechnology	10.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Johnson & Johnson	9.99%
Pfizer Inc.	8.40
Merck & Co. Inc.	7.73
Bristol-Myers Squibb Co.	6.10
Eli Lilly & Co.	6.10
Allergan PLC	6.02
Zoetis Inc.	4.10
Mylan NV	3.33
Jazz Pharmaceuticals PLC	2.93
Perrigo Co. PLC	2.75

TOTAL	57.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® U.S. REAL ESTATE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.03%	4.99%	5.58%	5.03%	4.99%	5.58%
5 Years	8.95%	8.95%	9.53%	53.48%	53.48%	57.63%
10 Years	3.49%	3.50%	3.94%	40.88%	41.06%	47.22%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.10	$2.19	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REAL ESTATE ETF

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 5.03%, net of fees, while the total return for the Index was 5.58%.

As represented by the Index, U.S. real estate investment trusts (“REITs”) advanced for the reporting period but trailed the performance of the broad U.S. equity market. Publicly traded real estate stocks often fluctuate in response to changes in interest rates, which affect both their borrowing costs and the attractiveness of their dividend yields.

The Index rallied early in the reporting period as the Fed held short-term interest rates steady. However, the Index reversed course in the second half of 2016, declining amid investor concerns about rising interest rates. Most notably, the Fed raised its short-term interest rate target in December, and the newly elected presidential administration was expected to implement pro-growth fiscal policies that could lead to higher interest rates.

Despite these concerns, the Index rebounded in early 2017 thanks to improving earnings for many REITs and increased optimism about the U.S. economy.

From a sector perspective, specialized REITs — the largest industry weight in the Index — contributed the most to performance for the reporting period. This industry covers a wide variety of REITs, but the most significant contributors to the Index’s performance within the industry were wireless tower REITs and data center REITs. Mortgage and office REITs were also leading contributors to performance during the reporting period. The only portion of the Index to decline for the reporting period was retail REITs, which faced a challenging market environment as increasing e-commerce sales led to store closures among a number of brick-and-mortar retailers.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Specialized REITs	28.75%
Retail REITs	16.42
Residential REITs	12.64
Office REITs	10.84
Health Care REITs	9.84
Diversified REITs	5.01
Industrial REITs	4.75
Mortgage REITs	4.55
Hotel & Resort REITs	4.42
Real Estate Services	2.01
Other**	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Simon Property Group Inc.	5.58%
American Tower Corp.	5.27
Crown Castle International Corp.	3.46
Public Storage	3.32
Equinix Inc.	3.16
Prologis Inc.	2.79
Welltower Inc.	2.61
Weyerhaeuser Co.	2.58
AvalonBay Communities Inc.	2.56
Ventas Inc.	2.34

TOTAL	33.67%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	43.37%	43.34%	44.05%	43.37%	43.34%	44.05%
5 Years	14.62%	14.62%	15.13%	97.81%	97.85%	102.29%
10 Years	0.98%	0.99%	1.38%	10.26%	10.33%	14.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,282.10	$2.50	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 43.37%, net of fees, while the total return for the Index was 44.05%.

As represented by the Index, U.S. regional banking stocks posted a strong return for the reporting period and outperformed the broader equity market.

U.S. regional banks benefited from two driving forces during the reporting period. First, as the domestic economy continued to strengthen, the Fed made two short-term interest rate increases of one-quarter point each, the first in December 2016 and the second in March 2017. Rising interest rates tend to increase bank profits by broadening the margin between the rate of interest they pay depositors and the interest rate they earn on investments and loans to businesses and individuals. Regional bank stocks rose in anticipation of improved profits due to rising interest rates.

Second, regional bank stocks rallied following the election of a new U.S. president on the expectation that the incoming administration’s pro-business and regulatory-reform policy agendas would prove to be a boon to the banking industry as a whole. Regional banks were believed to be among the businesses most likely to benefit from the new administration’s proposed corporate tax cuts, as companies deriving their profits from domestic operations gain the most from these cuts. Since most regional banks are subject to a nominal 35% tax rate, a cut to 15% could substantially improve their profitability.

Late in the reporting period, however, the rally in banking stocks began to cool, as investors started to worry about how long it would take to implement proposed tax policy reforms.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Regional Banks	79.76%
Diversified Banks	18.01
Thrifts & Mortgage Finance	2.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

U.S. Bancorp.	15.71%
PNC Financial Services Group Inc. (The)	11.19
BB&T Corp.	6.92
SunTrust Banks Inc.	5.20
M&T Bank Corp.	4.57
KeyCorp	3.65
Fifth Third Bancorp.	3.65
Citizens Financial Group Inc.	3.37
Regions Financial Corp.	3.35
Huntington Bancshares Inc./OH	2.78

TOTAL	60.39%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.25%	8.11%	8.26%	8.25%	8.11%	8.26%
5 Years	10.57%	10.56%	10.78%	65.24%	65.17%	66.86%
10 Years	3.24%	3.23%	3.22%	37.60%	37.45%	37.28%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 30 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.80	$2.21	$1,000.00	$1,022.70	$2.22	0.44%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 30 for more information.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 8.25%, net of fees, while the total return for the Index was 8.26%.

As represented by the Index, U.S. telecommunications stocks delivered a positive return for the reporting period.

The Index was essentially flat in the early months of the reporting period as investors grew concerned about rising interest rates and a union strike at a major U.S. wireless provider. Telecommunications stocks rallied thereafter, with investors drawn to the sector’s high dividend yields and merger and acquisition activity. After the presidential election in November 2016, telecommunications stocks added gains as investors believed that the new administration’s proposed policies would reduce regulation, foster industry consolidation, and institute tax reforms that could benefit telecommunications companies. Stock performance was also helped by the January appointment of Federal Communications Commission Chairman Ajit Pai, a strong opponent of many regulations that were adopted under his predecessor in the Obama administration. Telecommunications stocks declined over the remainder of the reporting period amid investor concerns about price competition, a downgrade of the sector by Moody’s Investors Services, and the Fed’s interest rate increases.

Within the sector, diversified telecommunication services stocks, which comprised approximately 70% of the Index on average during the reporting period, produced mixed results. Alternative carriers, which include satellite- and internet-based service providers, generated strong returns for the reporting period, but integrated telecommunication services stocks declined as they confronted increased price competition and rising interest rates, which increases their cost of capital. Wireless telecommunication services stocks produced robust returns despite increased price competition as investors anticipated increased merger-and-acquisition activity in the changing regulatory climate.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	70.32%
Wireless Telecommunication Services	29.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

AT&T Inc.	10.18%
Verizon Communications Inc.	9.70
T-Mobile U.S. Inc.	6.65
Level 3 Communications Inc.	6.43
CenturyLink Inc.	6.21
Sprint Corp.	5.26
Telephone & Data Systems Inc.	4.64
Shenandoah Telecommunications Co.	4.20
Vonage Holdings Corp.	4.14
Consolidated Communications Holdings Inc.	4.08

TOTAL	61.49%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. AEROSPACE & DEFENSE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

AEROSPACE & DEFENSE — 95.84%
AAR Corp.	715,500	$24,062,265
Aerojet Rocketdyne Holdings Inc.[a,b]	1,356,519	29,436,462
Aerovironment Inc.[a,b]	628,799	17,625,236
Arconic Inc.	3,036,577	79,983,438
Astronics Corp.[a]	606,183	19,234,187
B/E Aerospace Inc.	939,152	60,209,035
Boeing Co. (The)	1,356,276	239,870,973
BWX Technologies Inc.	1,090,405	51,903,278
Cubic Corp.	512,131	27,040,517
Curtiss-Wright Corp.	505,973	46,175,096
DigitalGlobe Inc.[a,b]	1,034,001	33,863,533
Engility Holdings Inc.[a]	553,212	16,009,955
Esterline Technologies Corp.[a]	434,433	37,382,960
General Dynamics Corp.	930,601	174,208,507
HEICO Corp. Class A	519,110	38,933,250
HEICO Corp.	367,928	32,083,322
Hexcel Corp.	965,485	52,667,207
Huntington Ingalls Industries Inc.	345,956	69,274,229
KLX Inc.[a,b]	778,519	34,799,799
Kratos Defense & Security Solutions Inc.[a,b]	2,255,261	17,545,931
L3 Technologies Inc.	511,331	84,517,901
Lockheed Martin Corp.	736,599	197,113,892
Mercury Systems Inc.[a,b]	833,249	32,538,373
Moog Inc. Class Aa	519,353	34,978,425
Northrop Grumman Corp.	642,883	152,903,293
Orbital ATK Inc.	573,620	56,214,760
Raytheon Co.	1,047,397	159,728,043
Rockwell Collins Inc.	867,624	84,298,348
Spirit AeroSystems Holdings Inc. Class A	1,057,058	61,224,799
TASER International Inc.[a,b]	1,119,805	25,520,356
Teledyne Technologies Inc.[a]	387,374	48,987,316
Textron Inc.	1,779,531	84,687,880
TransDigm Group Inc.[b]	340,437	74,950,610
Triumph Group Inc.	1,021,451	26,302,363
United Technologies Corp.	1,979,767	222,149,655
Wesco Aircraft Holdings Inc.[a,b]	1,621,622	18,486,491

		2,466,911,685
INDUSTRIAL MACHINERY — 1.43%
RBC Bearings Inc.[a,b]	379,205	36,817,014

		36,817,014

Security	Shares	Value
IT CONSULTING & OTHER SERVICES — 0.83%
ManTech International Corp./VA Class A	615,643	$21,319,717

		21,319,717
LEISURE PRODUCTS — 1.86%
American Outdoor Brands Corp.[a,b]	1,242,659	24,617,075
Sturm Ruger & Co. Inc.[b]	437,310	23,417,950

		48,035,025

TOTAL COMMON STOCKS
(Cost: $2,369,640,480)		2,573,083,441

SHORT-TERM INVESTMENTS — 3.27%

MONEY MARKET FUNDS — 3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	82,630,388	82,663,440
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	1,562,511	1,562,511

		84,225,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,215,273)		84,225,951

TOTAL INVESTMENTS IN SECURITIES — 103.23%
(Cost: $2,453,855,753)[f]		2,657,309,392
Other Assets, Less Liabilities — (3.23)%		(83,219,370)

NET ASSETS — 100.00%		$2,574,090,022

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,468,322,130. Net unrealized appreciation was $188,987,262, of which $235,672,398 represented gross unrealized appreciation on securities and $46,685,136 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,573,083,441	$—	$—	$2,573,083,441
Money market funds	84,225,951	—	—	84,225,951

Total	$2,657,309,392	$—	$—	$2,657,309,392

See notes to financial statements.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

ASSET MANAGEMENT & CUSTODY BANKS — 1.40%
Diamond Hill Investment Group Inc.	12,362	$2,405,027

		2,405,027
FINANCIAL EXCHANGES & DATA — 27.33%
CBOE Holdings Inc.	85,300	6,915,271
CME Group Inc.	113,408	13,472,870
Intercontinental Exchange Inc.	219,239	13,125,839
MarketAxess Holdings Inc.	35,063	6,573,962
Nasdaq Inc.	99,227	6,891,315

		46,979,257
INVESTMENT BANKING & BROKERAGE — 71.24%
BGC Partners Inc. Class A	382,134	4,341,042
Charles Schwab Corp. (The)	362,611	14,798,155
Cowen Group Inc. Class Aa,b	140,085	2,094,271
E*TRADE Financial Corp.[a]	217,030	7,572,177
Evercore Partners Inc. Class A	59,155	4,608,174
Goldman Sachs Group Inc. (The)	78,047	17,928,957
Greenhill & Co. Inc.	92,587	2,712,799
Interactive Brokers Group Inc. Class A	116,568	4,047,241
INTL. FCStone Inc.[a]	61,859	2,348,168
Investment Technology Group Inc.	83,001	1,680,770
KCG Holdings Inc. Class Aa	198,937	3,547,047
Lazard Ltd. Class A	139,444	6,413,030
LPL Financial Holdings Inc.	120,190	4,787,168
Moelis & Co. Class A	73,009	2,810,847
Morgan Stanley	366,567	15,703,730
Piper Jaffray Companies	42,913	2,739,995
PJT Partners Inc. Class A	62,805	2,203,827
Raymond James Financial Inc.	97,524	7,437,180
Stifel Financial Corp.[a,b]	94,322	4,734,021
TD Ameritrade Holding Corp.	191,387	7,437,299
Virtu Financial Inc. Class A	147,031	2,499,527

		122,445,425

TOTAL COMMON STOCKS
(Cost: $165,193,613)		171,829,709
SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	469,178	469,366

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	267,388	$267,388

		736,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $736,595)		736,754

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $165,930,208)[f]		172,566,463
Other Assets, Less Liabilities — (0.40)%		(679,509)

NET ASSETS — 100.00%		$171,886,954

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $166,493,206. Net unrealized appreciation was $6,073,257, of which $10,156,409 represented gross unrealized appreciation on securities and $4,083,152 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$171,829,709	$—	$—	$171,829,709
Money market funds	736,754	—	—	736,754

Total	$172,566,463	$—	$—	$172,566,463

See notes to financial statements.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

DIVERSIFIED SUPPORT SERVICES — 1.49%
Healthcare Services Group Inc.	182,760	$7,875,128

		7,875,128
HEALTH CARE DISTRIBUTORS — 0.64%
PharMerica Corp.[a]	145,362	3,401,471

		3,401,471
HEALTH CARE FACILITIES — 19.45%
Acadia Healthcare Co. Inc.[a,b]	184,447	8,041,889
Brookdale Senior Living Inc.[a,b]	521,906	7,009,198
Capital Senior Living Corp.[a,b]	166,771	2,344,800
Community Health Systems Inc.[a]	450,024	3,991,713
Ensign Group Inc. (The)	204,738	3,849,074
HCA Holdings Inc.[a]	293,748	26,140,634
HealthSouth Corp.	205,512	8,797,969
Kindred Healthcare Inc.	394,096	3,290,702
LifePoint Health Inc.[a]	107,990	7,073,345
National Healthcare Corp.	45,568	3,248,998
Select Medical Holdings Corp.[a]	373,477	4,985,918
Tenet Healthcare Corp.[a,b]	267,187	4,731,882
U.S. Physical Therapy Inc.	53,058	3,464,687
Universal Health Services Inc. Class B	128,979	16,051,437

		103,022,246
HEALTH CARE SERVICES — 26.90%
Air Methods Corp.[a,b]	116,762	5,020,766
Amedisys Inc.[a,b]	98,520	5,033,387
CorVel Corp.[a]	59,566	2,591,121
DaVita Inc.[a]	228,696	15,544,467
Diplomat Pharmacy Inc.[a]	212,575	3,390,571
Envision Healthcare Corp.[a]	196,653	12,058,762
Express Scripts Holding Co.[a,b]	498,127	32,831,550
Laboratory Corp. of America Holdings[a]	131,334	18,842,489
LHC Group Inc.[a]	69,577	3,750,200
MEDNAX Inc.[a,b]	169,182	11,737,847
Premier Inc.[a]	169,889	5,407,567
Quest Diagnostics Inc.	182,443	17,914,078
Teladoc Inc.[a,b]	171,089	4,277,225
Tivity Health Inc.[a,b]	140,366	4,084,651

		142,484,681

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.39%
HealthStream Inc.[a,b]	130,767	$3,168,484
HMS Holdings Corp.[a,b]	283,450	5,762,539
Inovalon Holdings Inc.[a,b]	296,226	3,732,448

		12,663,471
LIFE SCIENCES TOOLS & SERVICES — 1.47%
PAREXEL International Corp.[a]	123,507	7,794,527

		7,794,527
MANAGED HEALTH CARE — 47.62%
Aetna Inc.	274,321	34,989,643
Anthem Inc.	211,248	34,936,194
Centene Corp.[a]	239,132	17,040,546
Cigna Corp.	215,577	31,579,875
HealthEquity Inc.[a,b]	137,113	5,820,447
Humana Inc.	135,696	27,972,373
Magellan Health Inc.[a]	77,932	5,381,205
Molina Healthcare Inc.[a,b]	126,512	5,768,947
Triple-S Management Corp. Class Ba	139,733	2,455,109
UnitedHealth Group Inc.	440,717	72,281,995
Universal American Corp.[a]	273,733	2,729,118
WellCare Health Plans Inc.[a]	80,841	11,334,717

		252,290,169

TOTAL COMMON STOCKS
(Cost: $553,389,614)		529,531,693

SHORT-TERM INVESTMENTS — 8.22%

MONEY MARKET FUNDS — 8.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	43,275,270	43,292,581
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	262,129	262,129

		43,554,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,545,232)		43,554,710

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.18%
(Cost: $596,934,846)[f]	$573,086,403
Other Assets, Less Liabilities — (8.18)%	(43,311,467)

NET ASSETS — 100.00%	$529,774,936

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $603,397,754. Net unrealized depreciation was $30,311,351, of which $37,859,718 represented gross unrealized appreciation on securities and $68,171,069 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$529,531,693	$—	$—	$529,531,693
Money market funds	43,554,710	—	—	43,554,710

Total	$573,086,403	$—	$—	$573,086,403

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

BUILDING PRODUCTS — 14.59%
American Woodmark Corp.[a]	138,065	$12,674,367
Builders FirstSource Inc.[a,b]	844,296	12,580,010
Fortune Brands Home & Security Inc.	392,710	23,896,404
Lennox International Inc.	124,545	20,836,379
Masco Corp.	724,997	24,642,648
Masonite International Corp.[a,b]	186,217	14,757,697
Owens Corning	349,516	21,449,797
PGT Innovations Inc.[a,b]	871,071	9,364,013
Quanex Building Products Corp.	503,849	10,202,942
Simpson Manufacturing Co. Inc.	316,858	13,653,411
Trex Co. Inc.[a,b]	203,890	14,147,927
Universal Forest Products Inc.	147,161	14,501,245
USG Corp.[a,b]	484,124	15,395,143

		208,101,983
CONSTRUCTION MATERIALS — 1.27%
Eagle Materials Inc.	186,489	18,115,541

		18,115,541
FOREST PRODUCTS — 1.23%
Louisiana-Pacific Corp.[a]	707,588	17,562,334

		17,562,334
HOME FURNISHINGS — 4.14%
Ethan Allen Interiors Inc.	347,877	10,662,430
Leggett & Platt Inc.	425,603	21,416,343
Mohawk Industries Inc.[a]	117,526	26,971,042

		59,049,815
HOME IMPROVEMENT RETAIL — 9.00%
Home Depot Inc. (The)	420,668	61,766,682
Lowe’s Companies Inc.	559,181	45,970,270
Lumber Liquidators Holdings Inc.[a,b]	500,136	10,497,855
Tile Shop Holdings Inc.[b]	526,994	10,144,635

		128,379,442
HOMEBUILDING — 65.05%
Beazer Homes USA Inc.[a,b]	680,078	8,249,346
CalAtlantic Group Inc.[b]	1,232,857	46,170,495
Cavco Industries Inc.[a,b]	158,021	18,393,644
DR Horton Inc.	5,099,981	169,880,367
Hovnanian Enterprises Inc. Class Aa,b	2,562,053	5,815,860
Installed Building Products Inc.[a,b]	374,152	19,736,518

Security	Shares	Value
KB Home	1,491,961	$29,660,185
Lennar Corp. Class A	3,065,791	156,937,841
Lennar Corp. Class B	196,585	8,217,253
LGI Homes Inc.[a,b]	334,847	11,354,662
M/I Homes Inc.[a,b]	483,496	11,845,652
MDC Holdings Inc.	755,920	22,715,396
Meritage Homes Corp.[a,b]	683,737	25,161,522
NVR Inc.[a]	54,023	113,819,978
PulteGroup Inc.	4,505,093	106,094,940
Taylor Morrison Home Corp. Class Aa	982,486	20,946,602
Toll Brothers Inc.[a]	2,375,518	85,779,955
TopBuild Corp.[a,b]	673,390	31,649,330
TRI Pointe Group Inc.[a,b]	2,806,357	35,191,717

		927,621,263
SPECIALTY CHEMICALS — 2.27%
Sherwin-Williams Co. (The)	104,231	32,331,414

		32,331,414
TRADING COMPANIES & DISTRIBUTORS — 2.41%
Beacon Roofing Supply Inc.[a]	338,957	16,663,126
Watsco Inc.	123,443	17,674,569

		34,337,695

TOTAL COMMON STOCKS
(Cost: $1,398,415,108)		1,425,499,487

SHORT-TERM INVESTMENTS — 4.84%

MONEY MARKET FUNDS — 4.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	68,130,435	68,157,687
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	795,273	795,273

		68,952,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,931,631)		68,952,960

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 104.80%
(Cost: $1,467,346,739)[f]	$1,494,452,447
Other Assets, Less Liabilities — (4.80)%	(68,383,678)

NET ASSETS — 100.00%	$1,426,068,769

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,475,234,822. Net unrealized appreciation was $19,217,625, of which $81,131,729 represented gross unrealized appreciation on securities and $61,914,104 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,425,499,487	$—	$—	$1,425,499,487
Money market funds	68,952,960	—	—	68,952,960

Total	$1,494,452,447	$—	$—	$1,494,452,447

See notes to financial statements.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. INSURANCE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

INSURANCE BROKERS — 2.52%
Arthur J Gallagher & Co.	50,073	$2,831,127
Brown & Brown Inc.	32,565	1,358,612

		4,189,739
LIFE & HEALTH INSURANCE — 32.54%
Aflac Inc.	111,734	8,091,776
American Equity Investment Life Holding Co.	18,957	447,954
CNO Financial Group Inc.	40,455	829,328
FBL Financial Group Inc. Class A	3,254	212,974
Genworth Financial Inc. Class Aa	117,215	482,926
Lincoln National Corp.	62,931	4,118,834
MetLife Inc.	302,045	15,954,017
National Western Life Group Inc.	733	222,949
Primerica Inc.	10,957	900,665
Principal Financial Group Inc.	74,626	4,709,647
Prudential Financial Inc.	119,516	12,749,967
Torchmark Corp.	30,775	2,370,906
Unum Group	64,234	3,011,932

		54,103,875
MULTI-LINE INSURANCE — 18.05%
American Financial Group Inc./OH	20,597	1,965,366
American International Group Inc.	258,513	16,138,967
American National Insurance Co.	2,509	296,137
Assurant Inc.	15,757	1,507,472
Hartford Financial Services Group Inc. (The)	104,327	5,014,999
Horace Mann Educators Corp.	11,964	491,122
Kemper Corp.	13,539	540,206
Loews Corp.	77,208	3,611,018
National General Holdings Corp.	18,473	438,919

		30,004,206
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.22%
Voya Financial Inc.	53,364	2,025,698

		2,025,698
PROPERTY & CASUALTY INSURANCE — 44.38%
Allied World Assurance Co. Holdings AG	24,701	1,311,623
Allstate Corp. (The)	101,618	8,280,851
Ambac Financial Group Inc.[a]	10,271	193,711
AMERISAFE Inc.	5,148	334,105
AmTrust Financial Services Inc.	31,472	580,973

Security	Shares	Value
Arch Capital Group Ltd.[a]	34,242	$3,245,114
Argo Group International Holdings Ltd.	8,634	585,385
Assured Guaranty Ltd.	36,868	1,368,171
Axis Capital Holdings Ltd.	24,956	1,672,801
Chubb Ltd.	129,319	17,619,714
Cincinnati Financial Corp.	41,995	3,034,979
CNA Financial Corp.	8,201	362,238
Employers Holdings Inc.	9,614	364,851
Erie Indemnity Co. Class A	5,382	660,371
First American Financial Corp.	30,555	1,200,200
Hanover Insurance Group Inc. (The)	12,145	1,093,779
Infinity Property & Casualty Corp.	3,333	318,302
James River Group Holdings Ltd.	5,432	232,816
Markel Corp.[a]	3,912	3,817,564
MBIA Inc.[a,b]	39,547	334,963
Mercury General Corp.	10,638	648,812
Navigators Group Inc. (The)	6,144	333,619
Old Republic International Corp.	67,913	1,390,858
OneBeacon Insurance Group Ltd. Class A	7,957	127,312
ProAssurance Corp.	12,758	768,670
Progressive Corp. (The)	161,824	6,340,264
RLI Corp.	11,145	668,923
Safety Insurance Group Inc.	3,277	229,718
Selective Insurance Group Inc.	16,806	792,403
Travelers Companies Inc. (The)	77,803	9,378,374
United Fire Group Inc.	5,191	222,019
Universal Insurance Holdings Inc.	10,128	248,136
White Mountains Insurance Group Ltd.	1,298	1,142,084
WR Berkley Corp.	27,332	1,930,459
XL Group Ltd.	74,242	2,959,286

		73,793,448
REINSURANCE — 1.19%
Alleghany Corp.[a]	3,216	1,976,747

		1,976,747

TOTAL COMMON STOCKS
(Cost: $147,977,731)		166,093,713

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	15,262	15,268

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® U.S. INSURANCE ETF

March 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	298,210	$298,210

		313,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $313,478)		313,478

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $148,291,209)[f]		166,407,191
Other Assets, Less Liabilities — (0.09)%		(143,374)

NET ASSETS — 100.00%		$166,263,817

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $149,373,790 Net unrealized appreciation was $17,033,401, of which $19,241,165 represented gross unrealized appreciation on securities and $2,207,764 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$166,093,713	$—	$—	$166,093,713
Money market funds	313,478	—	—	313,478

Total	$166,407,191	$—	$—	$166,407,191

See notes to financial statements.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. MEDICAL DEVICES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

HEALTH CARE EQUIPMENT — 87.17%
Abbott Laboratories	2,012,593	$89,379,255
ABIOMED Inc.[a,b]	102,705	12,858,666
Accuray Inc.[a,b]	415,561	1,973,915
Analogic Corp.	50,441	3,828,472
AtriCure Inc.[a,b]	144,406	2,765,375
Baxter International Inc.	779,908	40,446,029
Becton Dickinson and Co.	301,010	55,217,274
Boston Scientific Corp.[a]	2,015,934	50,136,279
Cantel Medical Corp.	104,843	8,397,924
Cardiovascular Systems Inc.[a]	135,594	3,833,920
CR Bard Inc.	127,125	31,595,648
CryoLife Inc.[a]	135,679	2,259,055
Danaher Corp.	793,490	67,867,200
DexCom Inc.[a,b]	196,724	16,668,425
Edwards Lifesciences Corp.[a]	367,904	34,608,729
GenMark Diagnostics Inc.[a,b]	215,743	2,765,825
Glaukos Corp.[a]	55,042	2,823,655
Globus Medical Inc. Class Aa,b	235,586	6,978,057
Hill-Rom Holdings Inc.	160,509	11,331,935
Hologic Inc.[a,b]	553,964	23,571,168
IDEXX Laboratories Inc.[a]	169,781	26,249,840
Inogen Inc.[a]	61,658	4,782,195
Insulet Corp.[a,b]	173,525	7,477,192
Integra LifeSciences Holdings Corp.[a,b]	181,806	7,659,487
Intuitive Surgical Inc.[a,b]	57,803	44,304,265
Invacare Corp.	166,169	1,977,411
K2M Group Holdings Inc.[a,b]	154,712	3,173,143
Masimo Corp.[a]	118,389	11,040,958
Medtronic PLC	1,440,733	116,065,451
Natus Medical Inc.[a,b]	122,442	4,805,849
Nevro Corp.[a,b]	73,327	6,870,740
NuVasive Inc.[a]	138,109	10,313,980
NxStage Medical Inc.[a,b]	205,087	5,502,484
Penumbra Inc.[a,b]	84,032	7,012,470
ResMed Inc.	293,491	21,122,547
STERIS PLC	204,763	14,222,838
Stryker Corp.	435,083	57,278,677
Teleflex Inc.	97,076	18,806,534
Varex Imaging Corp.[a]	140,471	4,719,826
Varian Medical Systems Inc.[a]	205,531	18,730,040
Wright Medical Group NVa,b	301,193	9,373,126
Zeltiq Aesthetics Inc.[a,b]	117,886	6,555,640

Security	Shares	Value
Zimmer Biomet Holdings Inc.	327,596	$40,002,748

		917,354,247
HEALTH CARE SERVICES — 0.34%
BioTelemetry Inc.[a]	122,696	3,552,049

		3,552,049
HEALTH CARE SUPPLIES — 0.58%
Atrion Corp.	6,225	2,914,545
OraSure Technologies Inc.[a,b]	249,337	3,223,928

		6,138,473
HEALTH CARE TECHNOLOGY — 0.51%
Omnicell Inc.[a,b]	133,174	5,413,523

		5,413,523
LIFE SCIENCES TOOLS & SERVICES — 11.20%
Bio-Rad Laboratories Inc. Class Aa	55,405	11,044,433
Bruker Corp.	323,712	7,552,201
Thermo Fisher Scientific Inc.	486,670	74,752,512
Waters Corp.[a,b]	156,820	24,512,534

		117,861,680

TOTAL COMMON STOCKS
(Cost: $975,625,874)		1,050,319,972

SHORT-TERM INVESTMENTS — 5.84%

MONEY MARKET FUNDS — 5.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	60,590,573	60,614,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	841,127	841,127

		61,455,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,442,328)		61,455,936

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.64%
(Cost: $1,037,068,202)[f]	$1,111,775,908
Other Assets, Less Liabilities — (5.64)%	(59,395,916)

NET ASSETS — 100.00%	$1,052,379,992

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,043,746,078. Net unrealized appreciation was $68,029,830, of which $80,959,321 represented gross unrealized appreciation on securities and $12,929,491 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,050,319,972	$—	$—	$1,050,319,972
Money market funds	61,455,936	—	—	61,455,936

Total	$1,111,775,908	$—	$—	$1,111,775,908

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.96%

OIL & GAS EXPLORATION & PRODUCTION — 75.32%
Anadarko Petroleum Corp.	417,936	$25,912,032
Antero Resources Corp.[a]	108,377	2,472,079
Apache Corp.	283,883	14,588,747
Cabot Oil & Gas Corp.	356,306	8,519,276
California Resources Corp.[a]	30,814	463,443
Callon Petroleum Co.[a]	151,101	1,988,489
Carrizo Oil & Gas Inc.[a]	45,980	1,317,787
Centennial Resource Development Inc./DE Class Aa,b	41,209	751,240
Chesapeake Energy Corp.[a,b]	571,601	3,395,310
Cimarex Energy Co.	71,312	8,521,071
Clayton Williams Energy Inc.[a]	5,235	691,439
Concho Resources Inc.[a]	110,778	14,217,249
ConocoPhillips	924,002	46,079,980
Continental Resources Inc./OKa,b	64,637	2,935,813
Denbury Resources Inc.[a]	297,871	768,507
Devon Energy Corp.	392,231	16,363,877
Diamondback Energy Inc.[a]	67,603	7,011,445
Energen Corp.[a]	72,809	3,963,722
EOG Resources Inc.	431,284	42,071,754
EQT Corp.	129,948	7,939,823
Extraction Oil & Gas Inc.[a]	31,423	582,897
Gulfport Energy Corp.[a,b]	119,357	2,051,747
Hess Corp.	201,326	9,705,926
Kosmos Energy Ltd.[a,b]	141,779	944,248
Laredo Petroleum Inc.[a,b]	105,412	1,539,015
Marathon Oil Corp.	635,046	10,033,727
Matador Resources Co.[a,b]	69,558	1,654,785
Murphy Oil Corp.	121,627	3,477,316
Newfield Exploration Co.[a]	149,183	5,506,345
Noble Energy Inc.	325,600	11,181,104
Oasis Petroleum Inc.[a,b]	177,900	2,536,854
Parsley Energy Inc. Class Aa	166,185	5,402,674
PDC Energy Inc.[a,b]	41,958	2,616,081
Pioneer Natural Resources Co.	126,953	23,642,457
QEP Resources Inc.[a]	179,942	2,287,063
Range Resources Corp.	141,145	4,107,319
Rice Energy Inc.[a]	120,543	2,856,869
RSP Permian Inc.[a]	81,993	3,396,970
SM Energy Co.	73,615	1,768,232
Southwestern Energy Co.[a,b]	373,675	3,052,925
SRC Energy Inc.[a,b]	150,329	1,268,777
Whiting Petroleum Corp.[a,b]	209,696	1,983,724

Security	Shares	Value
WPX Energy Inc.[a]	297,341	$3,981,396

		315,551,534
OIL & GAS REFINING & MARKETING — 20.55%
Delek U.S. Holdings Inc.	41,141	998,492
HollyFrontier Corp.	133,046	3,770,524
Marathon Petroleum Corp.	394,611	19,943,640
PBF Energy Inc.	81,856	1,814,748
Phillips 66	329,837	26,129,687
Tesoro Corp.	87,705	7,109,367
Valero Energy Corp.	337,239	22,355,573
Western Refining Inc.	59,547	2,088,313
World Fuel Services Corp.	52,540	1,904,575

		86,114,919
OIL & GAS STORAGE & TRANSPORTATION — 4.09%
Cheniere Energy Inc.[a,b]	178,436	8,434,670
Targa Resources Corp.	145,257	8,700,894

		17,135,564

TOTAL COMMON STOCKS
(Cost: $523,520,657)		418,802,017

SHORT-TERM INVESTMENTS — 3.36%

MONEY MARKET FUNDS — 3.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	13,776,920	13,782,431
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	277,942	277,942

		14,060,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,057,720)		14,060,373

TOTAL INVESTMENTS IN SECURITIES — 103.32%
(Cost: $537,578,377)[f]		432,862,390
Other Assets, Less Liabilities — (3.32)%		(13,906,908)

NET ASSETS — 100.00%		$418,955,482

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $552,315,610. Net unrealized depreciation was $119,453,220, of which $11,541,069 represented gross unrealized appreciation on securities and $130,994,289 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$418,802,017	$—	$—	$418,802,017
Money market funds	14,060,373	—	—	14,060,373

Total	$432,862,390	$—	$—	$432,862,390

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

INDUSTRIAL MACHINERY — 1.29%
Chart Industries Inc.[a]	92,218	$3,222,097

		3,222,097
OIL & GAS DRILLING — 21.12%
Atwood Oceanics Inc.[a,b]	272,326	2,595,267
Diamond Offshore Drilling Inc.[a,b]	201,987	3,375,203
Ensco PLC Class A	608,167	5,443,095
Helmerich & Payne Inc.	138,695	9,232,926
Nabors Industries Ltd.	484,047	6,326,494
Noble Corp. PLC	635,296	3,932,482
Patterson-UTI Energy Inc.	270,261	6,559,234
Rowan Companies PLC Class Aa	283,225	4,412,646
Transocean Ltd.[a,b]	596,018	7,420,424
Unit Corp.[a,b]	148,876	3,596,844

		52,894,615
OIL & GAS EQUIPMENT & SERVICES — 77.43%
Archrock Inc.	232,519	2,883,236
Baker Hughes Inc.	313,244	18,738,256
Bristow Group Inc.	142,920	2,173,813
Core Laboratories NVb	67,555	7,803,954
Dril-Quip Inc.[a,b]	85,081	4,641,169
Exterran Corp.[a]	103,014	3,239,790
Fairmount Santrol Holdings Inc.[a,b]	416,961	3,056,324
Forum Energy Technologies Inc.[a,b]	188,818	3,908,533
Frank’s International NVb	207,071	2,188,740
Halliburton Co.	488,681	24,047,992
Helix Energy Solutions Group Inc.[a]	424,150	3,295,646
Matrix Service Co.[a,b]	121,118	1,998,447
McDermott International Inc.[a,b]	612,326	4,133,201
National Oilwell Varco Inc.	354,923	14,228,863
Newpark Resources Inc.[a,b]	335,453	2,717,169
Oceaneering International Inc.	198,804	5,383,612
Oil States International Inc.[a,b]	125,957	4,175,475
RPC Inc.	176,213	3,226,460
Schlumberger Ltd.	525,195	41,017,729
SEACOR Holdings Inc.[a,b]	48,643	3,365,609
Superior Energy Services Inc.[a]	330,728	4,716,181
TechnipFMC PLC[a]	432,281	14,049,133
Tesco Corp.[a,b]	223,693	1,800,729
TETRA Technologies Inc.[a,b]	506,374	2,060,942
U.S. Silica Holdings Inc.	129,163	6,198,532

Security	Shares	Value
Weatherford International PLC[a,b]	1,332,445	$8,860,759

		193,910,294

TOTAL COMMON STOCKS
(Cost: $330,555,868)		250,027,006

SHORT-TERM INVESTMENTS — 8.55%

MONEY MARKET FUNDS — 8.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	21,262,879	21,271,384
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	137,407	137,407

		21,408,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,403,809)		21,408,791

TOTAL INVESTMENTS IN SECURITIES — 108.39%
(Cost: $351,959,677)[f]		271,435,797
Other Assets, Less Liabilities — (8.39)%		(21,002,176)

NET ASSETS — 100.00%		$250,433,621

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $380,663,311. Net unrealized depreciation was $109,227,514, of which $7,351,646 represented gross unrealized appreciation on securities and $116,579,160 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$250,027,006	$—	$—	$250,027,006
Money market funds	21,408,791	—	—	21,408,791

Total	$271,435,797	$—	$—	$271,435,797

See notes to financial statements.

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. PHARMACEUTICALS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 10.46%
AMAG Pharmaceuticals Inc.[a,b]	358,955	$8,094,435
Amicus Therapeutics Inc.[a,b]	1,302,655	9,287,930
Ironwood Pharmaceuticals Inc.[a,b]	705,615	12,037,792
Merrimack Pharmaceuticals Inc.[a,b]	2,142,248	6,598,124
Spectrum Pharmaceuticals Inc.[a,b]	1,117,766	7,265,479
Synergy Pharmaceuticals Inc.[a,b]	1,935,888	9,021,237
TESARO Inc.[a,b]	98,476	15,152,502
Vanda Pharmaceuticals Inc.[a,b]	539,759	7,556,626

		75,014,125
PHARMACEUTICALS — 89.45%
Aerie Pharmaceuticals Inc.[a]	223,728	10,146,065
Akorn Inc.[a,b]	517,677	12,465,662
Allergan PLC	180,396	43,100,212
Amphastar Pharmaceuticals Inc.[a,b]	503,911	7,306,710
Bristol-Myers Squibb Co.	803,754	43,708,143
Catalent Inc.[a,b]	506,324	14,339,096
Corcept Therapeutics Inc.[a,b]	880,896	9,654,620
Depomed Inc.[a,b]	593,675	7,450,621
Dermira Inc.[a,b]	258,294	8,810,408
Eli Lilly & Co.	519,178	43,668,062
Endo International PLC[a]	1,125,322	12,558,594
Horizon Pharma PLC[a,b]	844,566	12,482,685
Impax Laboratories Inc.[a,b]	870,998	11,018,125
Innoviva Inc.[a,b]	718,669	9,939,192
Intra-Cellular Therapies Inc.[a,b]	510,451	8,294,829
Jazz Pharmaceuticals PLC[a]	144,710	21,001,762
Johnson & Johnson	574,752	71,585,362
Lannett Co. Inc.[a,b]	365,709	8,173,596
Mallinckrodt PLC[a,b]	331,621	14,780,348
Medicines Co. (The)[a,b]	284,758	13,924,666
Merck & Co. Inc.	871,814	55,395,062
Mylan NVa,b	611,159	23,829,089
Pacira Pharmaceuticals Inc./DEa	236,702	10,793,611
Perrigo Co. PLC	297,167	19,728,917
Pfizer Inc.	1,758,169	60,146,962
Phibro Animal Health Corp. Series A	269,202	7,564,576
Prestige Brands Holdings Inc.[a,b]	240,015	13,335,233
Revance Therapeutics Inc.[a,b]	356,542	7,416,074
SciClone Pharmaceuticals Inc.[a,b]	755,846	7,407,291
TherapeuticsMD Inc.[a,b]	1,428,514	10,285,301
Theravance Biopharma Inc.[a,b]	319,264	11,755,300

Security	Shares	Value
Zoetis Inc.	549,838	$29,344,854

		641,411,028

TOTAL COMMON STOCKS
(Cost: $780,102,748)		716,425,153

SHORT-TERM INVESTMENTS — 14.77%

MONEY MARKET FUNDS — 14.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	105,354,659	105,396,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	510,923	510,923

		105,907,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,872,623)		105,907,725

TOTAL INVESTMENTS IN SECURITIES — 114.68%
(Cost: $885,975,371)[f]		822,332,878
Other Assets, Less Liabilities — (14.68)%		(105,234,546)

NET ASSETS — 100.00%		$717,098,332

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $917,483,646. Net unrealized depreciation was $95,150,768, of which $52,487,260 represented gross unrealized appreciation on securities and $147,638,028 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$716,425,153	$—	$—	$716,425,153
Money market funds	105,907,725	—	—	105,907,725

Total	$822,332,878	$—	$—	$822,332,878

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® U.S. REAL ESTATE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.34%
Alexander & Baldwin Inc.	215,281	$9,584,310
St. Joe Co. (The)[a,b]	345,855	5,896,828

		15,481,138
DIVERSIFIED REITS — 4.99%
Colony NorthStar Inc. Class A	2,587,455	33,404,044
Forest City Realty Trust Inc. Class A	1,009,289	21,982,314
Gramercy Property Trust[b]	656,234	17,258,954
Lexington Realty Trust[b]	1,015,406	10,133,752
Liberty Property Trust	685,830	26,438,747
Spirit Realty Capital Inc.[b]	2,256,376	22,857,089
STORE Capital Corp.[b]	727,291	17,367,709
VEREIT Inc.	4,542,302	38,564,144
Washington REIT[b]	348,573	10,903,363
WP Carey Inc.	495,864	30,852,658

		229,762,774
HEALTH CARE REITS — 9.81%
Care Capital Properties Inc.[b]	392,175	10,537,742
HCP Inc.	2,182,559	68,270,446
Healthcare Realty Trust Inc.	543,240	17,655,300
Healthcare Trust of America Inc. Class A	661,211	20,801,698
Medical Properties Trust Inc.[b]	1,497,382	19,301,254
National Health Investors Inc.	186,643	13,555,881
Omega Healthcare Investors Inc.[b]	917,878	30,280,795
Physicians Realty Trust	708,370	14,075,312
Quality Care Properties Inc.[a]	436,704	8,236,237
Senior Housing Properties Trust	1,087,066	22,013,087
Ventas Inc.[b]	1,652,907	107,505,071
Welltower Inc.[b]	1,689,846	119,674,894

		451,907,717
HOTEL & RESORT REITS — 4.41%
Apple Hospitality REIT Inc.[b]	732,292	13,986,777
DiamondRock Hospitality Co.[b]	939,131	10,471,311
Hospitality Properties Trust	722,870	22,792,091
Host Hotels & Resorts Inc.[b]	3,446,360	64,309,078
LaSalle Hotel Properties	527,457	15,269,880
Park Hotels & Resorts Inc.	537,595	13,800,064
Pebblebrook Hotel Trust[b]	336,476	9,828,464
RLJ Lodging Trust[b]	581,452	13,669,936
Ryman Hospitality Properties Inc.	237,945	14,712,139

Security	Shares	Value
Sunstone Hotel Investors Inc.[b]	1,026,742	$15,739,955
Xenia Hotels & Resorts Inc.	498,769	8,513,987

		203,093,682
INDUSTRIAL REITS — 4.73%
DCT Industrial Trust Inc.[b]	428,753	20,631,594
Duke Realty Corp.	1,657,492	43,542,315
EastGroup Properties Inc.[b]	155,443	11,429,724
First Industrial Realty Trust Inc.	547,153	14,570,684
Prologis Inc.	2,467,186	127,997,610

		218,171,927
MORTGAGE REITS — 4.53%
AGNC Investment Corp.[b]	1,544,510	30,720,304
Annaly Capital Management Inc.[b]	4,747,615	52,746,003
Blackstone Mortgage Trust Inc. Class Ab	442,400	13,696,704
Chimera Investment Corp.[b]	832,008	16,789,921
CYS Investments Inc.[b]	714,889	5,683,368
Invesco Mortgage Capital Inc.[b]	520,679	8,028,870
MFA Financial Inc.	1,739,454	14,054,788
New Residential Investment Corp.	1,433,974	24,348,878
Starwood Property Trust Inc.[b]	1,209,677	27,314,507
Two Harbors Investment Corp.	1,621,765	15,552,726

		208,936,069
OFFICE REITS — 10.79%
Alexandria Real Estate Equities Inc.[b]	414,241	45,781,915
Boston Properties Inc.	717,049	94,944,458
Brandywine Realty Trust[b]	820,447	13,315,855
Columbia Property Trust Inc.	571,303	12,711,492
Corporate Office Properties Trust[b]	460,356	15,237,784
Cousins Properties Inc.[b]	1,951,850	16,141,799
Douglas Emmett Inc.[b]	678,589	26,057,818
Equity Commonwealth[a]	578,794	18,069,949
Highwoods Properties Inc.	474,381	23,306,338
Hudson Pacific Properties Inc.	722,213	25,017,458
Kilroy Realty Corp.	456,089	32,874,895
Mack-Cali Realty Corp.	419,185	11,292,844
Paramount Group Inc.[b]	850,179	13,781,402
Parkway Inc.[b]	200,455	3,987,050
Piedmont Office Realty Trust Inc. Class Ab	677,929	14,494,122
SL Green Realty Corp.	468,742	49,977,272
Vornado Realty Trust	802,122	80,460,858

		497,453,309

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2017

Security	Shares	Value
REAL ESTATE DEVELOPMENT — 0.43%
Howard Hughes Corp. (The)[a,b]	168,452	$19,750,997

		19,750,997
REAL ESTATE SERVICES — 2.00%
CBRE Group Inc. Class Aa	1,401,305	48,751,401
Jones Lang LaSalle Inc.	211,115	23,528,767
Realogy Holdings Corp.	665,427	19,823,070

		92,103,238
RESIDENTIAL REITS — 12.59%
American Campus Communities Inc.[b]	621,921	29,597,221
American Homes 4 Rent Class A	1,009,676	23,182,161
Apartment Investment & Management Co. Class A	732,452	32,484,246
AvalonBay Communities Inc.[b]	640,091	117,520,708
Camden Property Trust	408,266	32,849,082
Education Realty Trust Inc.[b]	341,320	13,942,922
Equity Lifestyle Properties Inc.	380,539	29,324,335
Equity Residential	1,711,058	106,462,029
Essex Property Trust Inc.[b]	305,572	70,749,085
Mid-America Apartment Communities Inc.	529,382	53,859,325
Sun Communities Inc.	312,124	25,072,921
UDR Inc.[b]	1,245,678	45,168,284

		580,212,319
RETAIL REITS — 16.35%
Acadia Realty Trust[b]	405,975	12,203,609
Brixmor Property Group Inc.[b]	1,221,134	26,205,536
CBL & Associates Properties Inc.[b]	796,915	7,602,569
DDR Corp.	1,436,403	17,998,130
Federal Realty Investment Trust	336,115	44,871,352
GGP Inc.[b]	2,722,915	63,117,170
Kimco Realty Corp.	1,984,023	43,827,068
Kite Realty Group Trust	388,336	8,349,224
Macerich Co. (The)[b]	563,741	36,304,920
National Retail Properties Inc.[b]	686,963	29,965,326
Realty Income Corp.[b]	1,263,798	75,233,895
Regency Centers Corp.[b]	680,662	45,189,150
Retail Properties of America Inc. Class A	1,104,996	15,934,042
Simon Property Group Inc.	1,490,293	256,375,105
Tanger Factory Outlet Centers Inc.[b]	449,114	14,717,466
Taubman Centers Inc.[b]	282,311	18,638,172
Urban Edge Properties[b]	430,440	11,320,572

Security	Shares	Value
Washington Prime Group Inc.[b]	864,792	$7,515,042
Weingarten Realty Investors	549,707	18,354,717

		753,723,065
SPECIALIZED REITS — 28.64%
American Tower Corp.	1,990,840	241,966,694
CoreCivic Inc.[b]	548,936	17,247,569
CoreSite Realty Corp.[b]	158,879	14,307,054
Crown Castle International Corp.[b]	1,679,990	158,675,055
CubeSmart[b]	840,722	21,825,143
CyrusOne Inc.[b]	346,700	17,844,649
Digital Realty Trust Inc.[b]	742,442	78,988,404
DuPont Fabros Technology Inc.[b]	361,566	17,930,058
EPR Properties[b]	299,077	22,021,039
Equinix Inc.	362,176	145,004,405
Extra Space Storage Inc.[b]	586,920	43,660,979
Four Corners Property Trust Inc.	282,683	6,453,653
Gaming and Leisure Properties Inc.	908,330	30,356,389
GEO Group Inc. (The)	382,675	17,744,640
Iron Mountain Inc.	1,143,528	40,789,644
Lamar Advertising Co. Class Ab	386,440	28,882,526
Life Storage Inc.[b]	216,866	17,809,036
Outfront Media Inc.	646,016	17,151,725
Potlatch Corp.[b]	189,181	8,645,572
Public Storage[b]	695,955	152,351,509
Rayonier Inc.	573,651	16,257,269
SBA Communications Corp.[a]	569,143	68,507,743
Uniti Group Inc.[a]	654,119	16,908,976
Weyerhaeuser Co.[b]	3,490,993	118,623,942

		1,319,953,673

TOTAL COMMON STOCKS
(Cost: $4,974,547,306)		4,590,549,908

SHORT-TERM INVESTMENTS — 7.81%

MONEY MARKET FUNDS — 7.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	359,755,338	359,899,240

		359,899,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $359,807,003)		359,899,240

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. REAL ESTATE ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 107.42%
(Cost: $5,334,354,309)[f]	$4,950,449,148
Other Assets, Less Liabilities — (7.42)%	(341,927,059)

NET ASSETS — 100.00%	$4,608,522,089

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $5,376,372,876. Net unrealized depreciation was $425,923,728, of which $58,403,511 represented gross unrealized appreciation on securities and $484,327,239 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,590,549,908	$—	$—	$4,590,549,908
Money market funds	359,899,240	—	—	359,899,240

Total	$4,950,449,148	$—	$—	$4,950,449,148

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® U.S. REGIONAL BANKS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

DIVERSIFIED BANKS — 17.99%
Comerica Inc.	251,539	$17,250,545
U.S. Bancorp.	2,277,719	117,302,528

		134,553,073
REGIONAL BANKS — 79.64%
Associated Banc-Corp.	217,135	5,298,094
BancorpSouth Inc.	121,931	3,688,413
Bank of Hawaii Corp.	60,995	5,023,548
Bank of the Ozarks Inc.	130,400	6,782,104
BankUnited Inc.	148,958	5,557,623
BB&T Corp.	1,156,282	51,685,805
BOK Financial Corp.	29,905	2,340,664
Cathay General Bancorp.	107,052	4,033,719
Citizens Financial Group Inc.	728,200	25,159,310
Commerce Bancshares Inc.	125,050	7,022,808
Cullen/Frost Bankers Inc.	81,158	7,220,627
East West Bancorp. Inc.	206,210	10,642,498
F.N.B. Corp.	458,367	6,815,917
Fifth Third Bancorp.	1,073,444	27,265,478
First Financial Bankshares Inc.	94,713	3,797,991
First Horizon National Corp.	334,385	6,186,123
First Republic Bank/CA	220,570	20,691,672
Fulton Financial Corp.	249,018	4,444,971
Glacier Bancorp. Inc.	109,457	3,713,876
Hancock Holding Co.	120,519	5,489,640
Huntington Bancshares Inc./OH	1,553,193	20,797,254
IBERIABANK Corp.	72,809	5,759,192
International Bancshares Corp.	83,010	2,938,554
Investors Bancorp. Inc.	442,397	6,361,669
KeyCorp	1,533,957	27,273,756
M&T Bank Corp.	220,519	34,120,905
MB Financial Inc.	101,849	4,361,174
PacWest Bancorp.	171,456	9,131,747
People’s United Financial Inc.	490,590	8,928,738
PNC Financial Services Group Inc. (The)[a]	695,371	83,611,409
Popular Inc.	148,440	6,045,961
PrivateBancorp. Inc.	114,466	6,795,846
Prosperity Bancshares Inc.	99,377	6,927,571
Regions Financial Corp.	1,723,936	25,048,790
Signature Bank[b]	76,785	11,394,126
SunTrust Banks Inc.	702,890	38,869,817
SVB Financial Group[b,c]	74,821	13,923,440
Synovus Financial Corp.	174,929	7,175,588
TCF Financial Corp.	244,319	4,158,309

Security	Shares	Value
Texas Capital Bancshares Inc.[b,c]	70,828	$5,910,597
Trustmark Corp.	96,956	3,082,231
UMB Financial Corp.	62,696	4,721,636
Umpqua Holdings Corp.	315,167	5,591,063
United Bankshares Inc./WV	115,820	4,893,395
Valley National Bancorp.	377,381	4,453,096
Webster Financial Corp.	131,579	6,584,213
Western Alliance Bancorp.[b]	135,260	6,639,913
Wintrust Financial Corp.	74,932	5,179,300
Zions Bancorp.	289,535	12,160,470

		595,700,641
THRIFTS & MORTGAGE FINANCE — 2.23%
Capitol Federal Financial Inc.	181,156	2,650,312
New York Community Bancorp. Inc.	698,669	9,760,406
Washington Federal Inc.	127,716	4,227,400

		16,638,118

TOTAL COMMON STOCKS
(Cost: $719,171,437)		746,891,832

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	1,312,152	1,312,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	544,215	544,215

		1,856,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,856,892)		1,856,892

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $721,028,329)[g]		748,748,724
Other Assets, Less Liabilities — (0.11)%		(791,690)

NET ASSETS — 100.00%		$747,957,034

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $722,338,411. Net unrealized appreciation was $26,410,313, of which $31,597,599 represented gross unrealized appreciation on securities and $5,187,286 represented gross unrealized depreciation on securities.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	560,588	594,793	(460,010)	695,371	$83,611,409	$1,012,407	$3,521,818

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$746,891,832	$—	$—	$746,891,832
Money market funds	1,856,892	—	—	1,856,892

Total	$748,748,724	$—	$—	$748,748,724

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® U.S. TELECOMMUNICATIONS ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 100.00%

DIVERSIFIED TELECOMMUNICATION SERVICES — 70.32%
AT&T Inc.	1,272,888	$52,888,496
ATN International Inc.	270,855	19,073,609
CenturyLink Inc.	1,370,205	32,295,732
Cincinnati Bell Inc.[a,b]	1,001,320	17,723,364
Consolidated Communications Holdings Inc.	905,744	21,212,524
Frontier Communications Corp.	9,541,199	20,418,166
General Communication Inc. Class Aa,b	965,141	20,074,933
Globalstar Inc.[a,b]	12,129,780	19,407,648
Iridium Communications Inc.[a,b]	2,173,687	20,976,080
Level 3 Communications Inc.[a]	584,057	33,419,742
ORBCOMM Inc.[a,b]	1,974,533	18,856,790
Verizon Communications Inc.	1,034,504	50,432,070
Vonage Holdings Corp.[a,b]	3,404,336	21,515,403
Windstream Holdings Inc.	3,159,384	17,218,643

		365,513,200
WIRELESS TELECOMMUNICATION SERVICES — 29.68%
NII Holdings Inc.[a,b,c]	7,825,935	10,173,715
Shenandoah Telecommunications Co.	778,012	21,823,237
Spok Holdings Inc.	963,350	18,303,650
Sprint Corp.[a,b]	3,151,638	27,356,218
T-Mobile U.S. Inc.[a]	535,121	34,563,465
Telephone & Data Systems Inc.	909,662	24,115,140
U.S. Cellular Corp.[a,b]	479,642	17,905,036

		154,240,461

TOTAL COMMON STOCKS
(Cost: $598,667,795)		519,753,661

SHORT-TERM INVESTMENTS — 14.03%

MONEY MARKET FUNDS — 14.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	72,519,744	72,548,752
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	378,325	378,325

		72,927,077

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,903,373)		72,927,077

Value
TOTAL INVESTMENTS IN SECURITIES — 114.03%
(Cost: $671,571,168)[g]	$592,680,738
Other Assets, Less Liabilities — (14.03)%	(72,912,678)

NET ASSETS — 100.00%	$519,768,060

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $689,555,185. Net unrealized depreciation was $96,874,447, of which $10,645,093 represented gross unrealized appreciation on securities and $107,519,540 represented gross unrealized depreciation on securities.

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
NII Holdings Inc.	2,945,663	17,196,677	(12,316,405)	7,825,935	$10,173,715	$—	$(5,986,205)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$519,753,661	$—	$—	$519,753,661
Money market funds	72,927,077	—	—	72,927,077

Total	$592,680,738	$—	$—	$592,680,738

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,369,640,480	$165,193,613	$553,389,614
Affiliated (Note 2)	84,215,273	736,595	43,545,232

Total cost of investments	$2,453,855,753	$165,930,208	$596,934,846

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,573,083,441	$171,829,709	$529,531,693
Affiliated (Note 2)	84,225,951	736,754	43,554,710

Total fair value of investments	2,657,309,392	172,566,463	573,086,403
Receivables:
Investment securities sold	—	135,187	—
Dividends and interest	384,125	22,300	154,744

Total Assets	2,657,693,517	172,723,950	573,241,147

LIABILITIES
Payables:
Investment securities purchased	—	181,679	—
Collateral for securities on loan (Note 1)	82,657,001	468,615	43,270,555
Capital shares redeemed	—	99,981	—
Investment advisory fees (Note 2)	946,494	86,721	195,656

Total Liabilities	83,603,495	836,996	43,466,211

NET ASSETS	$2,574,090,022	$171,886,954	$529,774,936

Net assets consist of:
Paid-in capital	$2,414,756,684	$205,490,467	$587,572,432
Undistributed net investment income	—	332,602	65,637
Accumulated net realized loss	(44,120,301)	(40,572,370)	(34,014,690)
Net unrealized appreciation (depreciation)	203,453,639	6,636,255	(23,848,443)

NET ASSETS	$2,574,090,022	$171,886,954	$529,774,936

Shares outstanding[b]	17,300,000	3,350,000	3,950,000

Net asset value per share	$148.79	$51.31	$134.12

[a]	Securities on loan with values of $81,150,910, $452,787 and $42,218,820, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,398,415,108	$147,977,731	$975,625,874
Affiliated (Note 2)	68,931,631	313,478	61,442,328

Total cost of investments	$1,467,346,739	$148,291,209	$1,037,068,202

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,425,499,487	$166,093,713	$1,050,319,972
Affiliated (Note 2)	68,952,960	313,478	61,455,936

Total fair value of investments	1,494,452,447	166,407,191	1,111,775,908
Cash	16,906	—	—
Receivables:
Investment securities sold	6,453,828	—	401,280
Due from custodian (Note 4)	25,017	—	—
Dividends and interest	737,950	189,877	1,195,966
Capital shares sold	6,424	259,114	—

Total Assets	1,501,692,572	166,856,182	1,113,373,154

LIABILITIES
Payables:
Investment securities purchased	6,966,488	517,998	—
Collateral for securities on loan (Note 1)	68,132,125	15,300	60,587,378
Capital shares redeemed	5,286	—	14,496
Investment advisory fees (Note 2)	519,904	59,067	391,288

Total Liabilities	75,623,803	592,365	60,993,162

NET ASSETS	$1,426,068,769	$166,263,817	$1,052,379,992

Net assets consist of:
Paid-in capital	$1,576,169,199	$154,576,894	$996,429,745
Undistributed net investment income	—	92,146	199,718
Accumulated net realized loss	(177,206,138)	(6,521,205)	(18,957,177)
Net unrealized appreciation	27,105,708	18,115,982	74,707,706

NET ASSETS	$1,426,068,769	$166,263,817	$1,052,379,992

Shares outstanding[b]	44,600,000	2,750,000	6,950,000

Net asset value per share	$31.97	$60.46	$151.42

[a]	Securities on loan with values of $66,633,434, $14,399 and $59,327,747, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$523,520,657	$330,555,868	$780,102,748
Affiliated (Note 2)	14,057,720	21,403,809	105,872,623

Total cost of investments	$537,578,377	$351,959,677	$885,975,371

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$418,802,017	$250,027,006	$716,425,153
Affiliated (Note 2)	14,060,373	21,408,791	105,907,725

Total fair value of investments	432,862,390	271,435,797	822,332,878
Receivables:
Investment securities sold	—	—	775,070
Dividends and interest	12,124	354,226	530,385

Total Assets	432,874,514	271,790,023	823,638,333

LIABILITIES
Payables:
Investment securities purchased	—	—	914,305
Collateral for securities on loan (Note 1)	13,776,934	21,264,134	105,357,492
Investment advisory fees (Note 2)	142,098	92,268	268,204

Total Liabilities	13,919,032	21,356,402	106,540,001

NET ASSETS	$418,955,482	$250,433,621	$717,098,332

Net assets consist of:
Paid-in capital	$606,479,958	$527,629,304	$845,753,087
Accumulated net realized loss	(82,808,489)	(196,671,803)	(65,012,262)
Net unrealized depreciation	(104,715,987)	(80,523,880)	(63,642,493)

NET ASSETS	$418,955,482	$250,433,621	$717,098,332

Shares outstanding[b]	6,850,000	5,950,000	4,750,000

Net asset value per share	$61.16	$42.09	$150.97

[a]	Securities on loan with values of $13,643,350, $20,983,708 and $101,963,134, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,974,547,306	$641,087,206	$565,507,256
Affiliated (Note 2)	359,807,003	79,941,123	106,063,912

Total cost of investments	$5,334,354,309	$721,028,329	$671,571,168

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,590,549,908	$663,280,423	$509,579,946
Affiliated (Note 2)	359,899,240	85,468,301	83,100,792

Total fair value of investments	4,950,449,148	748,748,724	592,680,738
Cash	2,271,240	132,659	—
Receivables:
Due from custodian (Note 4)	24,417	74,707	—
Dividends and interest	19,545,659	1,350,851	592,186

Total Assets	4,972,290,464	750,306,941	593,272,924

LIABILITIES
Payables:
Investment securities purchased	24,417	753,627	106,053
Collateral for securities on loan (Note 1)	359,792,013	1,312,677	72,516,457
Capital shares redeemed	2,284,001	—	682,478
Investment advisory fees (Note 2)	1,667,944	283,603	199,876

Total Liabilities	363,768,375	2,349,907	73,504,864

NET ASSETS	$4,608,522,089	$747,957,034	$519,768,060

Net assets consist of:
Paid-in capital	$5,038,656,506	$750,233,241	$799,162,575
Undistributed net investment income	—	837,493	—
Accumulated net realized loss	(46,229,256)	(30,834,095)	(200,504,085)
Net unrealized appreciation (depreciation)	(383,905,161)	27,720,395	(78,890,430)

NET ASSETS	$4,608,522,089	$747,957,034	$519,768,060

Shares outstanding[b]	58,700,000	16,700,000	16,050,000

Net asset value per share	$78.51	$44.79	$32.38

[a]	Securities on loan with values of $353,472,189, $1,271,171 and $69,085,202, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$20,705,191	$3,087,329	$3,804,613
Dividends — affiliated (Note 2)	4,592	549	1,643
Securities lending income — affiliated — net (Note 2)	631,189	17,106	361,642

Total investment income	21,340,972	3,104,984	4,167,898

EXPENSES
Investment advisory fees (Note 2)	5,587,725	601,006	2,674,248

Total expenses	5,587,725	601,006	2,674,248

Net investment income	15,753,247	2,503,978	1,493,650

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,735,198)	(1,759,454)	(22,187,859)
Investments — affiliated (Note 2)	(4,238)	592	12,548
In-kind redemptions — unaffiliated	53,586,930	17,278,885	24,892,761
Realized gain distributions from affiliated funds	78	21	23

Net realized gain	41,847,572	15,520,044	2,717,473

Net change in unrealized appreciation/depreciation	221,636,438	19,924,566	46,085,195

Net realized and unrealized gain	263,484,010	35,444,610	48,802,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,237,257	$37,948,588	$50,296,318

See notes to financial statements.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$10,729,099	$2,597,007	$10,619,560
Dividends — affiliated (Note 2)	3,418	511	4,512
Securities lending income — affiliated — net (Note 2)	511,440	175	226,982

Total investment income	11,243,957	2,597,693	10,851,054

EXPENSES
Investment advisory fees (Note 2)	5,863,422	497,974	5,122,496

Total expenses	5,863,422	497,974	5,122,496

Net investment income	5,380,535	2,099,719	5,728,558

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(45,598,113)	(1,045,654)	(2,358,041)
Investments — affiliated (Note 2)	4,234	5	13,824
In-kind redemptions — unaffiliated	65,467,229	7,005,765	176,769,354
Realized gain distributions from affiliated funds	136	13	70

Net realized gain	19,873,486	5,960,129	174,425,207

Net change in unrealized appreciation/depreciation	184,218,700	13,429,281	41,018,766

Net realized and unrealized gain	204,092,186	19,389,410	215,443,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$209,472,721	$21,489,129	$221,172,531

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,048,562	$2,826,254	$7,717,098
Dividends — affiliated (Note 2)	1,027	789	1,961
Securities lending income — affiliated — net (Note 2)	57,824	158,113	864,047

Total investment income	5,107,413	2,985,156	8,583,106

EXPENSES
Investment advisory fees (Note 2)	1,645,398	1,056,132	2,881,083

Total expenses	1,645,398	1,056,132	2,881,083

Net investment income	3,462,015	1,929,024	5,702,023

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,805,599)	(57,847,319)	(38,959,098)
Investments — affiliated (Note 2)	2,844	2,268	4,207
In-kind redemptions — unaffiliated	17,581,534	4,705,645	40,558,492
Realized gain distributions from affiliated funds	48	14	64

Net realized gain (loss)	(3,221,173)	(53,139,392)	1,603,665

Net change in unrealized appreciation/depreciation	61,483,757	88,555,781	62,290,877

Net realized and unrealized gain	58,262,584	35,416,389	63,894,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,724,599	$37,345,413	$69,596,565

[a]	Net of foreign withholding tax of $ —, $28,027 and $ —, respectively.

See notes to financial statements.

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$140,738,782	$9,164,376	$12,769,391
Dividends — affiliated (Note 2)	16,215	1,014,320	2,497
Securities lending income — affiliated — net (Note 2)	1,047,877	12,426	2,319,829

Total investment income	141,802,874	10,191,122	15,091,717

EXPENSES
Investment advisory fees (Note 2)	19,498,607	2,012,427	2,710,372

Total expenses	19,498,607	2,012,427	2,710,372

Net investment income	122,304,267	8,178,695	12,381,345

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(157,929,154)	(1,626,449)	(18,241,477)
Investments — affiliated (Note 2)	14,991	(255,853)	(3,297,274)
In-kind redemptions — unaffiliated	302,276,879	30,923,936	93,929,817
In-kind redemptions — affiliated (Note 2)	—	3,777,249	(2,680,340)
Realized gain distributions from affiliated funds	119	17	28

Net realized gain	144,362,835	32,818,900	69,710,754

Net change in unrealized appreciation/depreciation	(104,336,258)	80,922,975	(48,851,291)

Net realized and unrealized gain	40,026,577	113,741,875	20,859,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,330,844	$121,920,570	$33,240,808

[a]	Net of foreign withholding tax of $ —, $8,157 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,753,247	$5,231,534	$5,345,156
Net realized gain	41,847,572	26,664,679	47,651,057
Net change in unrealized appreciation/depreciation	221,636,438	(51,925,634)	(15,134,285)

Net increase (decrease) in net assets resulting from operations	279,237,257	(20,029,421)	37,861,928

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,364,471)	(5,285,595)	(6,856,073)

Total distributions to shareholders	(16,364,471)	(5,285,595)	(6,856,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,974,890,887	388,717,718	343,869,449
Cost of shares redeemed	(300,803,004)	(272,975,224)	(213,733,543)

Net increase in net assets from capital share transactions	1,674,087,883	115,742,494	130,135,906

INCREASE IN NET ASSETS	1,936,960,669	90,427,478	161,141,761

NET ASSETS
Beginning of period	637,129,353	546,701,875	385,560,114

End of period	$2,574,090,022	$637,129,353	$546,701,875

SHARES ISSUED AND REDEEMED
Shares sold	14,150,000	3,400,000	2,950,000
Shares redeemed	(2,300,000)	(2,500,000)	(1,950,000)

Net increase in shares outstanding	11,850,000	900,000	1,000,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,503,978	$3,863,385	$2,716,332
Net realized gain (loss)	15,520,044	(4,222,132)	12,951,536
Net change in unrealized appreciation/depreciation	19,924,566	(39,100,708)	15,358,335

Net increase (decrease) in net assets resulting from operations	37,948,588	(39,459,455)	31,026,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,445,716)	(3,991,778)	(2,734,450)

Total distributions to shareholders	(2,445,716)	(3,991,778)	(2,734,450)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	144,931,899	73,117,814	140,196,867
Cost of shares redeemed	(120,860,602)	(214,575,400)	(97,829,729)

Net increase (decrease) in net assets from capital share transactions	24,071,297	(141,457,586)	42,367,138

INCREASE (DECREASE) IN NET ASSETS	59,574,169	(184,908,819)	70,658,891

NET ASSETS
Beginning of period	112,312,785	297,221,604	226,562,713

End of period	$171,886,954	$112,312,785	$297,221,604

Undistributed net investment income included in net assets at end of period	$332,602	$275,513	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000	1,700,000	3,450,000
Shares redeemed	(2,600,000)	(5,700,000)	(2,500,000)

Net increase (decrease) in shares outstanding	350,000	(4,000,000)	950,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,493,650	$1,539,010	$1,104,018
Net realized gain	2,717,473	151,281,858	74,221,092
Net change in unrealized appreciation/depreciation	46,085,195	(218,568,100)	90,493,315

Net increase (decrease) in net assets resulting from operations	50,296,318	(65,747,232)	165,818,425

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,428,033)	(1,650,108)	(1,120,709)

Total distributions to shareholders	(1,428,033)	(1,650,108)	(1,120,709)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	409,484,382	801,004,472	454,450,875
Cost of shares redeemed	(605,566,599)	(879,610,265)	(222,875,640)

Net increase (decrease) in net assets from capital share transactions	(196,082,217)	(78,605,793)	231,575,235

INCREASE (DECREASE) IN NET ASSETS	(147,213,932)	(146,003,133)	396,272,951

NET ASSETS
Beginning of period	676,988,868	822,992,001	426,719,050

End of period	$529,774,936	$676,988,868	$822,992,001

Undistributed net investment income included in net assets at end of period	$65,637	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	6,200,000	3,900,000
Shares redeemed	(4,900,000)	(7,050,000)	(2,000,000)

Net increase (decrease) in shares outstanding	(1,600,000)	(850,000)	1,900,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Home Construction ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,380,535	$7,038,955	$6,371,678
Net realized gain	19,873,486	82,330,353	134,676,263
Net change in unrealized appreciation/depreciation	184,218,700	(54,036,866)	(11,818,843)

Net increase in net assets resulting from operations	209,472,721	35,332,442	129,229,098

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,464,226)	(7,346,056)	(6,271,832)

Total distributions to shareholders	(5,464,226)	(7,346,056)	(6,271,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,537,521,335	1,740,645,715	2,644,194,999
Cost of shares redeemed	(1,791,794,480)	(2,303,753,307)	(2,305,735,334)

Net increase (decrease) in net assets from capital share transactions	(254,273,145)	(563,107,592)	338,459,665

INCREASE (DECREASE) IN NET ASSETS	(50,264,650)	(535,121,206)	461,416,931

NET ASSETS
Beginning of period	1,476,333,419	2,011,454,625	1,550,037,694

End of period	$1,426,068,769	$1,476,333,419	$2,011,454,625

Undistributed net investment income included in net assets at end of period	$—	$—	$210,400

SHARES ISSUED AND REDEEMED
Shares sold	54,250,000	63,900,000	104,750,000
Shares redeemed	(64,150,000)	(87,050,000)	(93,450,000)

Net increase (decrease) in shares outstanding	(9,900,000)	(23,150,000)	11,300,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,099,719	$2,127,155	$2,061,667
Net realized gain	5,960,129	13,866,958	17,880,428
Net change in unrealized appreciation/depreciation	13,429,281	(15,004,457)	(10,002,636)

Net increase in net assets resulting from operations	21,489,129	989,656	9,939,459

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,068,942)	(2,116,844)	(2,060,135)

Total distributions to shareholders	(2,068,942)	(2,116,844)	(2,060,135)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	79,604,208	31,420,134	11,911,267
Cost of shares redeemed	(32,583,090)	(50,616,634)	(52,317,438)

Net increase (decrease) in net assets from capital share transactions	47,021,118	(19,196,500)	(40,406,171)

INCREASE (DECREASE) IN NET ASSETS	66,441,305	(20,323,688)	(32,526,847)

NET ASSETS
Beginning of period	99,822,512	120,146,200	152,673,047

End of period	$166,263,817	$99,822,512	$120,146,200

Undistributed net investment income included in net assets at end of period	$92,146	$61,356	$51,045

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	600,000	250,000
Shares redeemed	(600,000)	(1,050,000)	(1,100,000)

Net increase (decrease) in shares outstanding	750,000	(450,000)	(850,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Medical Devices ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,728,558	$4,254,907	$5,085,685
Net realized gain	174,425,207	61,731,027	141,626,227
Net change in unrealized appreciation/depreciation	41,018,766	(21,037,111)	11,160,513

Net increase in net assets resulting from operations	221,172,531	44,948,823	157,872,425

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,450,708)	(9,457,464)	(5,290,800)

Total distributions to shareholders	(6,450,708)	(9,457,464)	(5,290,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,091,161,793	471,182,459	446,141,726
Cost of shares redeemed	(1,110,841,081)	(414,860,411)	(541,453,983)

Net increase (decrease) in net assets from capital share transactions	(19,679,288)	56,322,048	(95,312,257)

INCREASE IN NET ASSETS	195,042,535	91,813,407	57,269,368

NET ASSETS
Beginning of period	857,337,457	765,524,050	708,254,682

End of period	$1,052,379,992	$857,337,457	$765,524,050

Undistributed net investment income included in net assets at end of period	$199,718	$921,803	$775,177

SHARES ISSUED AND REDEEMED
Shares sold	7,900,000	3,950,000	4,000,000
Shares redeemed	(7,950,000)	(3,500,000)	(4,900,000)

Net increase (decrease) in shares outstanding	(50,000)	450,000	(900,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,462,015	$6,559,258	$6,223,224
Net realized gain (loss)	(3,221,173)	(69,551,887)	16,763,406
Net change in unrealized appreciation/depreciation	61,483,757	(112,548,351)	(89,928,140)

Net increase (decrease) in net assets resulting from operations	61,724,599	(175,540,980)	(66,941,510)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,834,069)	(6,780,931)	(6,133,730)

Total distributions to shareholders	(3,834,069)	(6,780,931)	(6,133,730)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	166,225,375	281,688,918	329,063,853
Cost of shares redeemed	(174,107,887)	(273,781,344)	(196,102,400)

Net increase (decrease) in net assets from capital share transactions	(7,882,512)	7,907,574	132,961,453

INCREASE (DECREASE) IN NET ASSETS	50,008,018	(174,414,337)	59,886,213

NET ASSETS
Beginning of period	368,947,464	543,361,801	483,475,588

End of period	$418,955,482	$368,947,464	$543,361,801

Undistributed net investment income included in net assets at end of period	$—	$—	$89,494

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	4,700,000	4,000,000
Shares redeemed	(3,050,000)	(4,500,000)	(2,450,000)

Net increase (decrease) in shares outstanding	(250,000)	200,000	1,550,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil Equipment & Services ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,929,024	$4,954,846	$7,207,758
Net realized gain (loss)	(53,139,392)	(37,519,561)	4,464,333
Net change in unrealized appreciation/depreciation	88,555,781	(94,658,146)	(137,149,486)

Net increase (decrease) in net assets resulting from operations	37,345,413	(127,222,861)	(125,477,395)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,072,483)	(5,049,972)	(7,180,947)

Total distributions to shareholders	(2,072,483)	(5,049,972)	(7,180,947)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,276,718	57,654,694	146,244,209
Cost of shares redeemed	(60,053,927)	(81,424,376)	(202,974,221)

Net decrease in net assets from capital share transactions	(18,777,209)	(23,769,682)	(56,730,012)

INCREASE (DECREASE) IN NET ASSETS	16,495,721	(156,042,515)	(189,388,354)

NET ASSETS
Beginning of period	233,937,900	389,980,415	579,368,769

End of period	$250,433,621	$233,937,900	$389,980,415

Undistributed net investment income included in net assets at end of period	$—	$—	$26,811

SHARES ISSUED AND REDEEMED
Shares sold	950,000	1,450,000	2,550,000
Shares redeemed	(1,550,000)	(2,100,000)	(3,550,000)

Net decrease in shares outstanding	(600,000)	(650,000)	(1,000,000)

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,702,023	$9,219,699	$8,637,169
Net realized gain	1,603,665	104,484,762	183,385,642
Net change in unrealized appreciation/depreciation	62,290,877	(292,655,656)	28,961,795

Net increase (decrease) in net assets resulting from operations	69,596,565	(178,951,195)	220,984,606

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,054,440)	(9,007,065)	(8,914,234)
From net realized gain	—	(8,881,964)	(970,287)

Total distributions to shareholders	(6,054,440)	(17,889,029)	(9,884,521)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	335,276,725	384,855,268	720,640,703
Cost of shares redeemed	(318,909,577)	(718,776,841)	(429,759,297)

Net increase (decrease) in net assets from capital share transactions	16,367,148	(333,921,573)	290,881,406

INCREASE (DECREASE) IN NET ASSETS	79,909,273	(530,761,797)	501,981,491

NET ASSETS
Beginning of period	637,189,059	1,167,950,856	665,969,365

End of period	$717,098,332	$637,189,059	$1,167,950,856

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$109,859	$(126,585)

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	2,400,000	4,600,000
Shares redeemed	(2,200,000)	(4,700,000)	(2,800,000)

Net increase (decrease) in shares outstanding	100,000	(2,300,000)	1,800,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$122,304,267	$109,014,079	$137,033,417
Net realized gain	144,362,835	427,424	777,665,156
Net change in unrealized appreciation/depreciation	(104,336,258)	186,505,072	(310,943,554)

Net increase in net assets resulting from operations	162,330,844	295,946,575	603,755,019

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(182,863,277)	(150,743,219)	(177,990,317)
From net realized gain	—	(34,165,146)	(10,391,973)

Total distributions to shareholders	(182,863,277)	(184,908,365)	(188,382,290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,590,501,935	17,077,452,277	25,380,070,070
Cost of shares redeemed	(16,427,827,097)	(17,659,606,099)	(25,405,340,051)

Net increase (decrease) in net assets from capital share transactions	162,674,838	(582,153,822)	(25,269,981)

INCREASE (DECREASE) IN NET ASSETS	142,142,405	(471,115,612)	390,102,748

NET ASSETS
Beginning of period	4,466,379,684	4,937,495,296	4,547,392,548

End of period	$4,608,522,089	$4,466,379,684	$4,937,495,296

SHARES ISSUED AND REDEEMED
Shares sold	210,800,000	231,600,000	338,000,000
Shares redeemed	(209,450,000)	(239,700,000)	(337,750,000)

Net increase (decrease) in shares outstanding	1,350,000	(8,100,000)	250,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Regional Banks ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,178,695	$9,454,492	$9,571,407
Net realized gain	32,818,900	16,158,972	40,815,029
Net change in unrealized appreciation/depreciation	80,922,975	(78,116,929)	(8,024,532)

Net increase (decrease) in net assets resulting from operations	121,920,570	(52,503,465)	42,361,904

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,963,412)	(10,060,282)	(9,315,181)

Total distributions to shareholders	(7,963,412)	(10,060,282)	(9,315,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	618,201,319	394,659,474	337,015,422
Cost of shares redeemed	(394,320,216)	(465,966,618)	(284,987,697)

Net increase (decrease) in net assets from capital share transactions	223,881,103	(71,307,144)	52,027,725

INCREASE (DECREASE) IN NET ASSETS	337,838,261	(133,870,891)	85,074,448

NET ASSETS
Beginning of period	410,118,773	543,989,664	458,915,216

End of period	$747,957,034	$410,118,773	$543,989,664

Undistributed net investment income included in net assets at end of period	$837,493	$622,194	$1,227,984

SHARES ISSUED AND REDEEMED
Shares sold	14,000,000	11,100,000	10,150,000
Shares redeemed	(10,200,000)	(13,800,000)	(8,450,000)

Net increase (decrease) in shares outstanding	3,800,000	(2,700,000)	1,700,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,381,345	$7,739,265	$12,450,400
Net realized gain	69,710,754	16,582,648	7,234,883
Net change in unrealized appreciation/depreciation	(48,851,291)	(35,558,195)	13,821,071

Net increase (decrease) in net assets resulting from operations	33,240,808	(11,236,282)	33,506,354

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,102,165)	(10,401,869)	(12,667,567)

Total distributions to shareholders	(15,102,165)	(10,401,869)	(12,667,567)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,159,583,320	564,454,280	458,134,593
Cost of shares redeemed	(1,218,335,798)	(695,814,649)	(364,031,939)

Net increase (decrease) in net assets from capital share transactions	(58,752,478)	(131,360,369)	94,102,654

INCREASE (DECREASE) IN NET ASSETS	(40,613,835)	(152,998,520)	114,941,441

NET ASSETS
Beginning of period	560,381,895	713,380,415	598,438,974

End of period	$519,768,060	$560,381,895	$713,380,415

Undistributed net investment income included in net assets at end of period	$—	$—	$6,485

SHARES ISSUED AND REDEEMED
Shares sold	35,000,000	19,250,000	15,050,000
Shares redeemed	(37,200,000)	(24,200,000)	(12,250,000)

Net increase (decrease) in shares outstanding	(2,200,000)	(4,950,000)	2,800,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$116.90	$120.15	$108.61	$75.74	$66.92	$64.81

Income from investment operations:
Net investment income[b]	1.71	1.05	1.46	1.04	1.38	0.68
Net realized and unrealized gain (loss)[c]	31.69	(3.26)	11.76	33.00	8.89	2.14

Total from investment operations	33.40	(2.21)	13.22	34.04	10.27	2.82

Less distributions from:
Net investment income	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)

Total distributions	(1.51)	(1.04)	(1.68)	(1.17)	(1.45)	(0.71)

Net asset value, end of period	$148.79	$116.90	$120.15	$108.61	$75.74	$66.92

Total return	28.70%	(1.84)%[d]	12.28%	45.17%	15.63%	4.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,574,090	$637,129	$546,702	$385,560	$83,316	$107,074
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.44%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.24%	0.99%	1.29%	1.04%	2.07%	1.09%
Portfolio turnover rate[f]	14%	17%[d]	15%	15%	26%	16%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$37.44	$42.46	$37.45	$27.62	$23.57	$29.91

Income from investment operations:
Net investment income[b]	0.83	0.58	0.46	0.46	0.48	0.23
Net realized and unrealized gain (loss)[c]	13.77	(4.89)	5.02	9.83	4.25	(6.26)

Total from investment operations	14.60	(4.31)	5.48	10.29	4.73	(6.03)

Less distributions from:
Net investment income	(0.73)	(0.71)	(0.47)	(0.46)	(0.53)	(0.23)
Return of capital	—	—	—	—	(0.15)	(0.08)

Total distributions	(0.73)	(0.71)	(0.47)	(0.46)	(0.68)	(0.31)

Net asset value, end of period	$51.31	$37.44	$42.46	$37.45	$27.62	$23.57

Total return	39.27%	(10.23)%[d]	14.68%	37.35%	20.66%	(20.14)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$171,887	$112,313	$297,222	$226,563	$92,518	$54,220
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.83%	1.53%	1.14%	1.32%	1.99%	0.96%
Portfolio turnover rate[f]	17%	26%[d]	19%	36%	39%	20%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$121.98	$128.59	$94.83	$78.64	$64.11	$65.20

Income from investment operations:
Net investment income[b]	0.31	0.24	0.21	0.18	0.50	0.20
Net realized and unrealized gain (loss)[c]	12.14	(6.58)	33.76	16.23	14.56	(1.08)

Total from investment operations	12.45	(6.34)	33.97	16.41	15.06	(0.88)

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)

Total distributions	(0.31)	(0.27)	(0.21)	(0.22)	(0.53)	(0.21)

Net asset value, end of period	$134.12	$121.98	$128.59	$94.83	$78.64	$64.11

Total return	10.23%	(4.94)%[d]	35.85%	20.89%	23.60%	(1.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,775	$676,989	$822,992	$426,719	$275,227	$285,293
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.25%	0.20%	0.18%	0.20%	0.73%	0.33%
Portfolio turnover rate[f]	12%	16%[d]	12%	14%	18%	23%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$27.09	$25.90	$23.36	$24.25	$15.47	$13.52

Income from investment operations:
Net investment income[b]	0.11	0.10	0.09	0.04	0.12	0.09
Net realized and unrealized gain (loss)[c]	4.89	1.19	2.54	(0.89)	8.78	1.95

Total from investment operations	5.00	1.29	2.63	(0.85)	8.90	2.04

Less distributions from:
Net investment income	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)

Total distributions	(0.12)	(0.10)	(0.09)	(0.04)	(0.12)	(0.09)

Net asset value, end of period	$31.97	$27.09	$25.90	$23.36	$24.25	$15.47

Total return	18.50%	5.00%[d]	11.28%	(3.49)%	57.69%	15.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,426,069	$1,476,333	$2,011,455	$1,550,038	$2,319,798	$679,965
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.41%	0.39%	0.38%	0.17%	0.57%	0.74%
Portfolio turnover rate[f]	12%	14%[d]	13%	23%	17%	10%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$49.91	$49.04	$46.26	$38.98	$32.02	$33.54

Income from investment operations:
Net investment income[b]	1.03	0.87	0.75	0.64	0.61	0.52
Net realized and unrealized gain (loss)[c]	10.48	0.90	2.79	7.28	6.96	(1.52)

Total from investment operations	11.51	1.77	3.54	7.92	7.57	(1.00)

Less distributions from:
Net investment income	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)

Total distributions	(0.96)	(0.90)	(0.76)	(0.64)	(0.61)	(0.52)

Net asset value, end of period	$60.46	$49.91	$49.04	$46.26	$38.98	$32.02

Total return	23.25%	3.60%[d]	7.67%	20.39%	23.96%	(2.78)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$166,264	$99,823	$120,146	$152,673	$109,158	$70,438
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.86%	1.89%	1.57%	1.45%	1.82%	1.77%
Portfolio turnover rate[f]	14%	10%[d]	12%	6%	18%	11%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$122.48	$116.87	$95.07	$75.70	$67.13	$68.61

Income from investment operations:
Net investment income[b]	0.69	0.67	0.73	0.52	0.34	0.18
Net realized and unrealized gain (loss)[c]	29.06	6.47	21.79	19.25	8.63	(1.48)

Total from investment operations	29.75	7.14	22.52	19.77	8.97	(1.30)

Less distributions from:
Net investment income	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)

Total distributions	(0.81)	(1.53)	(0.72)	(0.40)	(0.40)	(0.18)

Net asset value, end of period	$151.42	$122.48	$116.87	$95.07	$75.70	$67.13

Total return	24.36%	6.13%[d]	23.75%	26.15%	13.43%	(1.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,052,380	$857,337	$765,524	$708,255	$336,845	$332,287
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.49%	0.61%	0.67%	0.59%	0.50%	0.29%
Portfolio turnover rate[f]	20%	17%[d]	19%	44%	9%	20%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$51.96	$78.75	$90.37	$70.90	$64.57	$74.76

Income from investment operations:
Net investment income[b]	0.55	0.96	1.00	0.78	0.56	0.31
Net realized and unrealized gain (loss)[c]	9.25	(26.76)	(11.65)	19.46	6.33	(10.17)

Total from investment operations	9.80	(25.80)	(10.65)	20.24	6.89	(9.86)

Less distributions from:
Net investment income	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)

Total distributions	(0.60)	(0.99)	(0.97)	(0.77)	(0.56)	(0.33)

Net asset value, end of period	$61.16	$51.96	$78.75	$90.37	$70.90	$64.57

Total return	18.88%	(32.89)%[d]	(11.80)%	28.72%	10.76%	(13.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$418,955	$368,947	$543,362	$483,476	$319,062	$377,714
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.93%	1.74%	1.21%	0.98%	0.87%	0.48%
Portfolio turnover rate[f]	8%	18%[d]	7%	32%	13%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$35.72	$54.16	$70.65	$56.48	$53.56	$67.03

Income from investment operations:
Net investment income[b]	0.33	0.71	0.93	0.55	0.32	0.19
Net realized and unrealized gain (loss)[c]	6.39	(18.42)	(16.48)	14.20	2.95	(13.47)

Total from investment operations	6.72	(17.71)	(15.55)	14.75	3.27	(13.28)

Less distributions from:
Net investment income	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)

Total distributions	(0.35)	(0.73)	(0.94)	(0.58)	(0.35)	(0.19)

Net asset value, end of period	$42.09	$35.72	$54.16	$70.65	$56.48	$53.56

Total return	18.88%	(32.83)%[d]	(22.07)%	26.25%	6.16%	(19.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$250,434	$233,938	$389,980	$579,369	$367,121	$452,611
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.81%	1.91%	1.52%	0.87%	0.62%	0.34%
Portfolio turnover rate[f]	27%	18%[d]	14%	15%	17%	13%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$137.03	$168.05	$129.31	$99.11	$83.94	$71.96

Income from investment operations:
Net investment income[b]	1.28	1.54	1.53	1.23	1.65	1.03
Net realized and unrealized gain (loss)[c]	14.01	(29.40)	39.00	30.20	15.19	11.95

Total from investment operations	15.29	(27.86)	40.53	31.43	16.84	12.98

Less distributions from:
Net investment income	(1.35)	(1.52)	(1.61)	(1.23)	(1.67)	(1.00)
Net realized gain	—	(1.64)	(0.18)	—	—	—

Total distributions	(1.35)	(3.16)	(1.79)	(1.23)	(1.67)	(1.00)

Net asset value, end of period	$150.97	$137.03	$168.05	$129.31	$99.11	$83.94

Total return	11.19%	(16.84)%[d]	31.58%	31.92%	20.32%	18.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$717,098	$637,189	$1,167,951	$665,969	$465,822	$373,531
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	0.87%	1.03%	1.03%	1.09%	1.86%	1.38%
Portfolio turnover rate[f]	33%	31%[d]	37%	31%	24%	18%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$77.88	$75.44	$69.75	$73.45	$63.90	$62.15

Income from investment operations:
Net investment income[b]	2.19	1.84	1.92	2.03	2.07	1.81
Net realized and unrealized gain (loss)[c]	1.67	3.79	6.47	(3.16)	9.93	2.15

Total from investment operations	3.86	5.63	8.39	(1.13)	12.00	3.96

Less distributions from:
Net investment income	(3.23)	(2.60)	(2.55)	(2.49)	(2.45)	(2.21)
Net realized gain	—	(0.59)	(0.15)	(0.08)	—	—

Total distributions	(3.23)	(3.19)	(2.70)	(2.57)	(2.45)	(2.21)

Net asset value, end of period	$78.51	$77.88	$75.44	$69.75	$73.45	$63.90

Total return	5.03%	7.77%[d]	12.14%	(1.23)%	19.35%	6.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,608,522	$4,466,380	$4,937,495	$4,547,393	$5,769,209	$3,926,945
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	2.77%	2.72%	2.55%	3.04%	3.16%	3.11%
Portfolio turnover rate[f]	18%	13%[d]	21%	27%	16%	14%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$31.79	$34.87	$33.02	$26.81	$24.82	$24.34

Income from investment operations:
Net investment income[b]	0.71	0.63	0.61	0.55	0.53	0.42
Net realized and unrealized gain (loss)[c]	12.95	(3.04)	1.84	6.19	1.95	0.48

Total from investment operations	13.66	(2.41)	2.45	6.74	2.48	0.90

Less distributions from:
Net investment income	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)

Total distributions	(0.66)	(0.67)	(0.60)	(0.53)	(0.49)	(0.42)

Net asset value, end of period	$44.79	$31.79	$34.87	$33.02	$26.81	$24.82

Total return	43.37%	(7.08)%[d]	7.44%	25.24%	10.17%	4.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$747,957	$410,119	$543,990	$458,915	$349,824	$143,941
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	1.79%	1.99%	1.80%	1.75%	2.09%	1.91%
Portfolio turnover rate[f]	6%	11%[d]	5%	9%	8%	7%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$30.71	$30.75	$29.34	$26.77	$21.91	$24.53

Income from investment operations:
Net investment income[b]	0.66	0.44	0.64	0.71	0.63	0.63
Net realized and unrealized gain (loss)[c]	1.87	0.12	1.43	2.66	4.89	(2.66)

Total from investment operations	2.53	0.56	2.07	3.37	5.52	(2.03)

Less distributions from:
Net investment income	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)

Total distributions	(0.86)	(0.60)	(0.66)	(0.80)	(0.66)	(0.59)

Net asset value, end of period	$32.38	$30.71	$30.75	$29.34	$26.77	$21.91

Total return	8.25%	1.93%[d]	7.15%	12.81%	25.59%	(8.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$519,768	$560,382	$713,380	$598,439	$547,534	$470,032
Ratio of expenses to average net assets[e]	0.44%	0.44%	0.43%	0.45%	0.46%	0.47%
Ratio of net investment income to average net assets[e]	2.02%	1.67%	2.14%	2.54%	2.63%	2.81%
Portfolio turnover rate[f]	47%	24%[d]	49%	53%	40%	25%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified

iShares ETF	Diversification Classification
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

88	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

U.S. real estate investment trusts (REITs) determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. U.S. REIT distributions are initially recorded as dividend income on ex-dividend date and then re-designated as return of capital and/or capital gain distributions at the end of the reporting period based on information provided by the REIT or management’s estimates of such re-designations when actual information has not yet been reported.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments.

90	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Aerospace & Defense
Barclays Capital Inc.	$3,149,975	$3,149,975	$—
Citigroup Global Markets Inc.	2,478,286	2,478,286	—
Credit Suisse Securities (USA) LLC	22,810,543	22,810,543	—
Deutsche Bank Securities Inc.	6,034,653	6,034,653	—
Goldman Sachs & Co.	14,511,337	14,511,337	—
Jefferies LLC	116,953	116,953	—
JPMorgan Securities LLC	9,701,385	9,701,385	—
Merrill Lynch, Pierce, Fenner & Smith	427,588	427,588	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,606,831	14,606,831	—
Nomura Securities International Inc.	8,409	8,409	—
State Street Bank & Trust Company	3,011,730	3,011,730	—
UBS AG	1,625,028	1,625,028	—
UBS Securities LLC	2,634,007	2,634,007	—
Wells Fargo Securities LLC	34,185	34,185	—

	$81,150,910	$81,150,910	$—

U.S. Broker-Dealers & Securities Exchanges
JPMorgan Securities LLC	$405,758	$405,758	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,392	2,392	—
Nomura Securities International Inc.	40,152	40,152	—
UBS Securities LLC	4,485	4,485	—

	$452,787	$452,787	$—

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Healthcare Providers
BNP Paribas New York Branch	$1,301,809	$1,301,809	$—
Citigroup Global Markets Inc.	773,131	773,131	—
Credit Suisse Securities (USA) LLC	2,342,350	2,342,350	—
Deutsche Bank Securities Inc.	2,519,208	2,519,208	—
Goldman Sachs & Co.	19,746,394	19,746,394	—
JPMorgan Securities LLC	5,031,110	5,031,110	—
Merrill Lynch, Pierce, Fenner & Smith	1,263,830	1,263,830	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,359,009	2,359,009	—
National Financial Services LLC	360,360	360,360	—
State Street Bank & Trust Company	2,133,261	2,133,261	—
UBS Securities LLC	4,170,358	4,170,358	—
Wells Fargo Securities LLC	218,000	218,000	—

	$42,218,820	$42,218,820	$—

U.S. Home Construction
Barclays Capital Inc.	$267,821	$267,821	$—
BNP Paribas New York Branch	226,974	226,974	—
BNP Paribas Prime Brokerage Inc.	800,276	800,276	—
Citigroup Global Markets Inc.	729,565	729,565	—
Credit Suisse Securities (USA) LLC	2,764,717	2,764,717	—
Deutsche Bank Securities Inc.	3,871,480	3,734,991	(136,489)
Goldman Sachs & Co.	2,838,010	2,809,931	(28,079)
Jefferies LLC	117,875	117,875	—
JPMorgan Securities LLC	36,485,422	36,485,422	—
Merrill Lynch, Pierce, Fenner & Smith	1,734,824	1,710,035	(24,789)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,650,109	10,650,109	—
National Financial Services LLC	304,150	304,150	—
Nomura Securities International Inc.	6,969	6,969	—
Scotia Capital (USA) Inc.	47,000	47,000	—
State Street Bank & Trust Company	2,407,156	2,335,311	(71,845)
UBS AG	2,226,086	2,226,086	—
UBS Securities LLC	1,155,000	1,155,000	—

	$66,633,434	$66,372,232	$(261,202)

U.S. Insurance
JPMorgan Securities LLC	$14,399	$14,399	$—

92	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Medical Devices
BNP Paribas Prime Brokerage Inc.	$4,737,750	$4,737,750	$—
BNP Paribas Prime Brokerage International Ltd.	6,446,156	6,446,156	—
Credit Suisse Securities (USA) LLC	1,945,341	1,945,341	—
Deutsche Bank Securities Inc.	1,339,147	1,339,147	—
Goldman Sachs & Co.	3,321,266	3,321,266	—
JPMorgan Securities LLC	3,277,684	3,277,684	—
Merrill Lynch, Pierce, Fenner & Smith	4,476,652	4,476,652	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	15,961,075	15,961,075	—
National Financial Services LLC	110,200	110,200	—
State Street Bank & Trust Company	7,511,992	7,511,992	—
UBS Securities LLC	4,489,847	4,489,847	—
Wells Fargo Bank, National Association	5,394,662	5,394,662	—
Wells Fargo Securities LLC	315,975	315,975	—

	$59,327,747	$59,327,747	$—

U.S. Oil & Gas Exploration & Production
Barclays Capital Inc.	$4,535	$4,535	$—
BNP Paribas Prime Brokerage Inc.	2,407,396	2,407,396	—
Citigroup Global Markets Inc.	276,759	276,759	—
Credit Suisse Securities (USA) LLC	851,005	851,005	—
Deutsche Bank Securities Inc.	5,169,366	5,169,366	—
HSBC Bank PLC	450,064	450,064	—
JPMorgan Securities LLC	1,655,696	1,655,696	—
Merrill Lynch, Pierce, Fenner & Smith	1,806,742	1,805,475	(1,267)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	757,202	757,202	—
Nomura Securities International Inc.	193,488	193,488	—
UBS Securities LLC	71,097	71,097	—

	$13,643,350	$13,642,083	$(1,267)

U.S. Oil Equipment & Services
BNP Paribas New York Branch	$67,500	$67,500	$—
BNP Paribas Prime Brokerage Inc.	648,998	648,998	—
Citigroup Global Markets Inc.	1,757,984	1,757,984	—
Credit Suisse Securities (USA) LLC	8,612,353	8,612,353	—
Deutsche Bank Securities Inc.	554,727	551,175	(3,552)
Goldman Sachs & Co.	4,558,761	4,558,761	—
JPMorgan Securities LLC	4,231,932	4,231,932	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	447,181	447,181	—
Scotia Capital (USA) Inc.	102,060	102,060	—
State Street Bank & Trust Company	2,022	2,013	(9)
UBS AG	190	190	—

	$20,983,708	$20,980,147	$(3,561)

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Pharmaceuticals
Barclays Capital Inc.	$976,685	$976,685	$—
BNP Paribas New York Branch	49,734	49,734	—
BNP Paribas Prime Brokerage Inc.	71,795	71,795	—
BNP Paribas Prime Brokerage International Ltd.	2,968,907	2,968,907	—
Citigroup Global Markets Inc.	7,000,552	7,000,552	—
Credit Suisse Securities (USA) LLC	12,493,616	12,493,616	—
Deutsche Bank Securities Inc.	10,870,122	10,870,122	—
Goldman Sachs & Co.	5,834,967	5,834,967	—
Jefferies LLC	710,259	710,259	—
JPMorgan Securities LLC	15,203,836	15,203,836	—
Merrill Lynch, Pierce, Fenner & Smith	11,018,718	11,018,718	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,271,960	3,271,960	—
National Financial Services LLC	808,091	808,091	—
Nomura Securities International Inc.	67,580	67,580	—
RBC Capital Markets LLC	3,223,333	3,223,333	—
State Street Bank & Trust Company	14,521,528	14,521,528	—
UBS AG	1,410,562	1,410,562	—
UBS Securities LLC	6,530,285	6,530,285	—
Wells Fargo Securities LLC	4,930,604	4,930,604	—

	$101,963,134	$101,963,134	$—

U.S. Real Estate
Barclays Capital Inc.	$18,942,366	$18,942,366	$—
BNP Paribas New York Branch	468,742	468,742	—
BNP Paribas Prime Brokerage Inc.	913,346	913,346	—
Citigroup Global Markets Inc.	6,184,712	6,184,712	—
Credit Suisse Securities (USA) LLC	7,749,278	7,749,278	—
Deutsche Bank Securities Inc.	72,771,054	72,771,054	—
Goldman Sachs & Co.	31,241,316	31,241,316	—
HSBC Bank PLC	13,809,900	13,809,900	—
JPMorgan Securities LLC	25,312,245	25,312,245	—
Merrill Lynch, Pierce, Fenner & Smith	49,507,972	49,507,972	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	105,459,857	105,459,857	—
National Financial Services LLC	567,109	567,109	—
Nomura Securities International Inc.	772,003	772,003	—
Scotia Capital (USA) Inc.	4,697,946	4,697,946	—
State Street Bank & Trust Company	9,296,427	9,296,427	—
UBS Securities LLC	5,777,916	5,777,916	—

	$353,472,189	$353,472,189	$—

94	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
U.S. Regional Banks
Goldman Sachs & Co.	$42,977	$42,977	$—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,228,194	1,228,194	—

	$1,271,171	$1,271,171	$—

U.S. Telecommunications
Barclays Capital Inc.	$1,325,157	$1,325,157	$—
BNP Paribas Prime Brokerage International Ltd.	8,958,446	8,958,446	—
Citigroup Global Markets Inc.	1,669,386	1,669,386	—
Credit Suisse Securities (USA) LLC	13,831,788	13,831,788	—
Deutsche Bank Securities Inc.	6,615,677	6,615,677	—
Goldman Sachs & Co.	3,447,453	3,447,453	—
HSBC Bank PLC	218,489	218,489	—
Jefferies LLC	507,590	507,590	—
JPMorgan Securities LLC	17,942,630	17,942,630	—
Merrill Lynch, Pierce, Fenner & Smith	3,100,312	3,100,312	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,211,894	8,211,894	—
Nomura Securities International Inc.	14,160	14,160	—
UBS Securities LLC	610,454	610,454	—
Wells Fargo Securities LLC	2,631,766	2,631,766	—

	$69,085,202	$69,085,202	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion, up to and including $30 billion
0.34	Over $30 billion, up to and including $40 billion
0.33	Over $40 billion, up to and including $50 billion
0.31	Over $50 billion

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$261,996
U.S. Broker-Dealers & Securities Exchanges	7,569
U.S. Healthcare Providers	157,122
U.S. Home Construction	224,644
U.S. Insurance	81
U.S. Medical Devices	104,792

iShares ETF	Fees Paid to BTC
U.S. Oil & Gas Exploration & Production	$28,219
U.S. Oil Equipment & Services	67,994
U.S. Pharmaceuticals	371,885
U.S. Real Estate	530,195
U.S. Regional Banks	5,381
U.S. Telecommunications	935,759

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

96	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$27,038,825	$61,542,675
U.S. Broker-Dealers & Securities Exchanges	5,406,327	5,122,965
U.S. Healthcare Providers	23,518,507	32,643,325
U.S. Home Construction	30,946,666	30,595,774
U.S. Insurance	1,946,320	3,275,506
U.S. Medical Devices	33,520,199	73,543,078
U.S. Oil & Gas Exploration & Production	1,330,178	5,772,657
U.S. Oil Equipment & Services	15,849,092	30,433,123
U.S. Pharmaceuticals	32,615,665	56,921,638
U.S. Real Estate	8,994,430	40,085,284
U.S. Regional Banks	5,252,259	3,332,389
U.S. Telecommunications	34,349,128	38,696,466

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$190,394,468	$185,448,030
U.S. Broker-Dealers & Securities Exchanges	23,186,736	26,553,854
U.S. Healthcare Providers	73,915,747	76,089,319
U.S. Home Construction	162,798,531	162,491,738
U.S. Insurance	18,505,057	16,040,166
U.S. Medical Devices	243,340,600	223,479,430
U.S. Oil & Gas Exploration & Production	29,501,397	29,976,056
U.S. Oil Equipment & Services	68,493,588	66,089,737
U.S. Pharmaceuticals	212,362,878	212,852,237
U.S. Real Estate	784,052,468	800,067,203
U.S. Regional Banks	27,969,538	28,375,864
U.S. Telecommunications	302,575,447	286,057,077

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$1,968,040,051	$299,855,162
U.S. Broker-Dealers & Securities Exchanges	143,029,733	115,374,095
U.S. Healthcare Providers	404,925,262	597,709,923
U.S. Home Construction	1,536,237,000	1,790,208,740
U.S. Insurance	75,607,777	31,068,685
U.S. Medical Devices	1,086,024,173	1,105,609,878
U.S. Oil & Gas Exploration & Production	165,238,315	172,696,161
U.S. Oil Equipment & Services	41,225,186	59,674,304
U.S. Pharmaceuticals	331,822,510	314,893,289
U.S. Real Estate	16,149,523,195	15,967,925,090
U.S. Regional Banks	614,229,473	388,159,175
U.S. Telecommunications	1,147,739,620	1,205,348,461

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

98	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
U.S. Aerospace & Defense	$39,871,642	$611,224	$(40,482,866)
U.S. Broker-Dealers & Securities Exchanges	(15,739,265)	(1,173)	15,740,438
U.S. Healthcare Providers	15,323,921	20	(15,323,941)
U.S. Home Construction	(7,071,884)	83,691	6,988,193
U.S. Insurance	(3,660,646)	13	3,660,633
U.S. Medical Devices	170,963,090	65	(170,963,155)
U.S. Oil & Gas Exploration & Production	(21,866,999)	372,054	21,494,945
U.S. Oil Equipment & Services	(5,003,762)	143,459	4,860,303
U.S. Pharmaceuticals	29,709,912	242,558	(29,952,470)
U.S. Real Estate	98,729,483	60,559,010	(159,288,493)
U.S. Regional Banks	16,536,517	16	(16,536,533)
U.S. Telecommunications	29,768,592	2,720,820	(32,489,412)

The tax character of distributions paid during the year ended March 31, 2017, the period ended March, 31, 2016 and the year ended April 30, 2015 was as follows:

iShares ETF	Year ended March 31, 2017	Period ended March 31, 2016	Year ended April 30, 2015
U.S. Aerospace & Defense
Ordinary income	$16,364,471	$5,285,595	$6,856,073

U.S. Broker-Dealers & Securities Exchanges
Ordinary income	$2,445,716	$3,991,778	$2,734,450

U.S. Healthcare Providers
Ordinary income	$1,428,033	$1,650,108	$1,120,709

U.S. Home Construction
Ordinary income	$5,464,226	$7,346,056	$6,271,832

U.S. Insurance
Ordinary income	$2,068,942	$2,116,844	$2,060,135

U.S. Medical Devices
Ordinary income	$6,450,708	$9,457,464	$5,290,800

U.S. Oil & Gas Exploration & Production
Ordinary income	$3,834,069	$6,780,931	$6,133,730

100	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	Year ended March 31, 2017	Period ended March 31, 2016	Year ended April 30, 2015
U.S. Oil Equipment & Services
Ordinary income	$2,072,483	$5,049,972	$7,180,947

U.S. Pharmaceuticals
Ordinary income	$6,054,440	$9,007,065	$8,914,234
Long-term capital gain	—	8,881,964	970,287

	$6,054,440	$17,889,029	$9,884,521

U.S. Real Estate
Ordinary income	$182,863,277	$150,743,219	$177,990,317
Long-term capital gain	—	34,165,146	10,391,973

	$182,863,277	$184,908,365	$188,382,290

U.S. Regional Banks
Ordinary income	$7,963,412	$10,060,282	$9,315,181

U.S. Telecommunications
Ordinary income	$15,102,165	$10,401,869	$12,667,567

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
U.S. Aerospace & Defense	$—	$(29,653,924)	$188,987,262	$159,333,338
U.S. Broker-Dealers & Securities Exchanges	52,126	(39,728,896)	6,073,257	(33,603,513)
U.S. Healthcare Providers	65,637	(27,551,782)	(30,311,351)	(57,797,496)
U.S. Home Construction	—	(169,318,055)	19,217,625	(150,100,430)
U.S. Insurance	92,146	(5,438,624)	17,033,401	11,686,923
U.S. Medical Devices	199,718	(12,279,301)	68,029,830	55,950,247
U.S. Oil & Gas Exploration & Production	—	(68,071,256)	(119,453,220)	(187,524,476)
U.S. Oil Equipment & Services	—	(167,968,169)	(109,227,514)	(277,195,683)
U.S. Pharmaceuticals	—	(33,503,987)	(95,150,768)	(128,654,755)
U.S. Real Estate	—	(4,210,689)	(425,923,728)	(430,134,417)
U.S. Regional Banks	837,493	(29,524,013)	26,410,313	(2,276,207)
U.S. Telecommunications	—	(182,520,068)	(96,874,447)	(279,394,515)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$9,931,981	$18,274,518	$1,447,425	$29,653,924
U.S. Broker-Dealers & Securities Exchanges	19,676,652	17,785,438	2,266,806	39,728,896
U.S. Healthcare Providers	22,301,316	5,250,466	—	27,551,782
U.S. Home Construction	14,577,492	146,896,099	7,844,464	169,318,055
U.S. Insurance	671,826	2,305,872	2,460,926	5,438,624
U.S. Medical Devices	—	5,371,460	6,907,841	12,279,301
U.S. Oil & Gas Exploration & Production	51,063,414	9,040,459	7,967,383	68,071,256
U.S. Oil Equipment & Services	86,407,173	57,694,132	23,866,864	167,968,169
U.S. Pharmaceuticals	33,503,987	—	—	33,503,987
U.S. Real Estate	4,210,689	—	—	4,210,689
U.S. Regional Banks	9,286,131	19,012,829	1,225,053	29,524,013
U.S. Telecommunications	41,892,348	109,926,562	30,701,158	182,520,068

[a]	Must be utilized prior to losses subject to expiration.

For the year ended March 31, 2017, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
U.S. Medical Devices	$6,299,117
U.S. Telecommunications	5,157,970

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

102	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares U.S. Aerospace & Defense ETF,

iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF,

iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF,

iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF,

iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and

iShares U.S. Telecommunications ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF and iShares U.S. Telecommunications ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
U.S. Aerospace & Defense	$20,200,412
U.S. Broker-Dealers & Securities Exchanges	3,033,800
U.S. Healthcare Providers	3,749,011
U.S. Home Construction	10,327,220
U.S. Insurance	2,538,304
U.S. Medical Devices	10,395,423

iShares ETF	Qualified Dividend Income
U.S. Oil & Gas Exploration & Production	$5,032,549
U.S. Oil Equipment & Services	2,819,228
U.S. Pharmaceuticals	7,658,890
U.S. Real Estate	4,564,476
U.S. Regional Banks	9,925,853
U.S. Telecommunications	11,324,002

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
U.S. Aerospace & Defense	100.00%
U.S. Broker-Dealers & Securities Exchanges	100.00
U.S. Healthcare Providers	100.00
U.S. Home Construction	100.00
U.S. Insurance	100.00
U.S. Medical Devices	100.00

iShares ETF	Dividends- Received Deduction
U.S. Oil & Gas Exploration & Production	100.00%
U.S. Oil Equipment & Services	67.52
U.S. Pharmaceuticals	100.00
U.S. Regional Banks	100.00
U.S. Telecommunications	94.04

104	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Aerospace & Defense	$1.506517	$—	$—	$1.506517	100%	—%	—%	100%
U.S. Broker-Dealers & Securities Exchanges	0.674166	—	0.054782	0.728948	92	—	8	100
U.S. Healthcare Providers	0.313199	—	—	0.313199	100	—	—	100
U.S. Insurance	0.963846	—	—	0.963846	100	—	—	100
U.S. Medical Devices	0.809199	—	—	0.809199	100	—	—	100
U.S. Pharmaceuticals	1.345481	—	—	1.345481	100	—	—	100
U.S. Real Estate	3.232200	—	—	3.232200	100	—	—	100
U.S. Regional Banks	0.662784	—	—	0.662784	100	—	—	100
U.S. Telecommunications	0.862128	—	—	0.862128	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares U.S. Aerospace & Defense ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	572	43.33
At NAV	200	15.15
Less than 0.0% and Greater than –0.5%	547	41.44

	1,320	100.00%

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	559	42.35
At NAV	147	11.14
Less than 0.0% and Greater than –0.5%	612	46.35
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares U.S. Healthcare Providers ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	594	45.00%
At NAV	235	17.80
Less than 0.0% and Greater than –0.5%	490	37.12
Less than –0.5%	1	0.08

	1,320	100.00%

106	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Home Construction ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	641	48.56%
At NAV	107	8.11
Less than 0.0% and Greater than –0.5%	572	43.33

	1,320	100.00%

iShares U.S. Insurance ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	602	45.60%
At NAV	137	10.38
Less than 0.0% and Greater than –0.5%	581	44.02

	1,320	100.00%

iShares U.S. Medical Devices ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	576	43.63
At NAV	248	18.79
Less than 0.0% and Greater than –0.5%	495	37.50

	1,320	100.00%

iShares U.S. Oil & Gas Exploration & Production ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	532	40.30
At NAV	275	20.83
Less than 0.0% and Greater than –0.5%	512	38.79

	1,320	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Oil Equipment & Services ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	542	41.06%
At NAV	223	16.89
Less than 0.0% and Greater than –0.5%	554	41.97
Less than –0.5%	1	0.08

	1,320	100.00%

iShares U.S. Pharmaceuticals ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	524	39.70
At NAV	161	12.20
Less than 0.0% and Greater than –0.5%	634	48.02

	1,320	100.00%

iShares U.S. Real Estate ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	516	39.09%
At NAV	173	13.11
Less than 0.0% and Greater than –0.5%	631	47.80

	1,320	100.00%

iShares U.S. Regional Banks ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	649	49.16%
At NAV	194	14.70
Less than 0.0% and Greater than –0.5%	477	36.14

	1,320	100.00%

108	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares U.S. Telecommunications ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	578	43.79%
At NAV	96	7.27
Less than 0.0% and Greater than –0.5%	646	48.94

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to each Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to each Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares U.S. Real Estate ETF in respect of BFA’s financial year ending December 31, 2016 was USD 452.51 thousand. This figure is comprised of fixed remuneration of USD 178.01 thousand and variable remuneration of USD 274.5 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares U.S. Real Estate ETF in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 62.58 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 15.08 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares U.S. Regional Banks ETF in respect of BFA’s financial year ending December 31, 2016 was USD 65.13 thousand. This figure is comprised of fixed remuneration of USD 25.62 thousand and variable remuneration of USD 39.51 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares U.S. Regional Banks ETF in respect of the BFA’s financial year ending December 31, 2016, to its senior management was USD 9.01 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 2.17 thousand.

110	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

112	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15c Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	113

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

c Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

114	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-311-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies — including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.32%	29.09%	30.25%	29.32%	29.09%	30.25%
5 Years	8.99%	8.94%	9.60%	53.78%	53.45%	58.11%
Since Inception	(3.14)%	(3.15)%	0.09%	(27.11)%	(27.23)%	0.88%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.80	$2.55	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

The iShares Mortgage Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 29.32%, net of fees, while the total return for the Index was 30.25%.

As represented by the Index, residential and commercial mortgage REITs posted strong returns for the reporting period, outpacing the broad U.S. equity market. The profitability of these REITs is derived from their net interest margin — the gap between their funding costs and the interest earned on their investments. While this has given mortgage REITs some of the highest yields in the REIT market, it also makes them one of the most interest-rate-sensitive REIT segments.

Interest rates rose broadly during the reporting period, reflecting a series of interest rate increases by the Fed and expectations of the new U.S. presidential administration implementing pro-growth fiscal policies, leading to stronger economic growth. Rising interest rates put downward pressure on mortgage REITs, but the Index’s return remained on an upward trajectory throughout the reporting period.

One factor supporting mortgage REITs during the reporting period was a continuation of robust investor demand for higher-yielding assets in a relatively low interest rate environment. Although interest rates rose during the reporting period, they remained low by historical standards, leading investors to seek out higher yields. In addition, an improving housing market strengthened credit conditions in the mortgage market, resulting in a lower default rate. Rising interest rates also reduced the risk of mortgage prepayment, as homeowners are less likely to refinance their mortgages at higher interest rates, resulting in more stable cash flows for mortgage REITs.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Mortgage REITs	97.24%
Diversified REITs	2.35
Specialized REITs	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	17.56%
AGNC Investment Corp.	10.24
Starwood Property Trust Inc.	8.98
New Residential Investment Corp.	8.02
Chimera Investment Corp.	4.65
Two Harbors Investment Corp.	4.58
Blackstone Mortgage Trust Inc. Class A	4.48
MFA Financial Inc.	4.45
Invesco Mortgage Capital Inc.	3.66
Apollo Commercial Real Estate Finance Inc.	3.66

TOTAL	70.28%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	0.29%	0.64%	0.31%	0.29%	0.64%
5 Years	10.49%	10.49%	10.87%	64.65%	64.66%	67.54%
Since Inception	6.99%	6.95%	7.14%	95.42%	94.74%	98.07%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.60	$2.39	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

The iShares Residential Real Estate Capped ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 0.31%, net of fees, while the total return for the Index was 0.64%.

As represented by the Index, residential, healthcare, and self-storage real estate investment trusts (“REITs”) posted fractionally positive returns for the reporting period, trailing the performance of the broad U.S. equity market.

Broadly, REITs in general were adversely affected by investor concerns about rising interest rates, which increase REIT borrowing costs and make their dividend yields less attractive. Most notably, the Fed raised its short-term interest rate target twice during the reporting period, and the new U.S. presidential administration was expected to implement pro-growth fiscal policies that could lead to higher interest rates.

Within the Index, healthcare REITs — companies that own hospitals, senior living facilities, medical offices, skilled nursing facilities, and other health care properties — were the leading contributors to the Index’s performance for the reporting period. Healthcare REITs benefited from increased demand for healthcare services from an aging population and a shift toward private pay sources rather than government reimbursements.

Residential REITs, which represented on average the largest segment in the Index during the reporting period, also contributed positively to the Index’s performance. Residential REITs include companies that own rental properties such as apartments, student housing, and single-family homes. After experiencing strong rental growth in recent years, resulting from limited supply in many property markets, residential REITs faced an increase in new construction that weighed on the industry’s performance for the reporting period.

The only other segment in the Index was the specialized REITs segment, which consists of self-storage REITs. This segment declined for the reporting period amid decelerating growth rates and an increase in new supply of self-storage facilities.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Residential REITs	45.90%
Health Care REITs	36.17
Specialized REITs	17.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Public Storage	11.24%
Welltower Inc.	9.09
AvalonBay Communities Inc.	8.89
Ventas Inc.	8.15
Equity Residential	7.94
Essex Property Trust Inc.	4.55
HCP Inc.	4.40
Mid-America Apartment Communities Inc.	4.23
UDR Inc.	3.55
Extra Space Storage Inc.	3.21

TOTAL	65.25%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.91%

DIVERSIFIED REITS — 2.30%
iStar Inc.[a,b]	1,862,994	$21,983,329
RAIT Financial Trust	2,094,612	6,702,758

		28,686,087
MORTGAGE REITS — 95.20%
AG Mortgage Investment Trust Inc.[a]	684,464	12,354,575
AGNC Investment Corp.[a]	6,285,311	125,014,836
Altisource Residential Corp.[a]	1,361,324	20,760,191
Annaly Capital Management Inc.[a]	19,290,821	214,321,021
Anworth Mortgage Asset Corp.[a]	2,521,955	13,996,850
Apollo Commercial Real Estate Finance Inc.[a]	2,372,795	44,632,274
Ares Commercial Real Estate Corp.	696,837	9,323,679
ARMOUR Residential REIT Inc.[a]	950,356	21,582,585
Blackstone Mortgage Trust Inc. Class Aa	1,766,864	54,702,109
Capstead Mortgage Corp.[a]	2,487,573	26,219,019
Cherry Hill Mortgage Investment Corp.	177,509	3,033,629
Chimera Investment Corp.[a]	2,814,736	56,801,372
CYS Investments Inc.[a]	3,944,826	31,361,367
Dynex Capital Inc.	1,303,498	9,241,801
Ellington Residential Mortgage REIT	179,522	2,631,793
Great Ajax Corp.	393,874	5,140,056
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,161,593	23,464,179
Invesco Mortgage Capital Inc.	2,896,841	44,669,288
Ladder Capital Corp.	1,521,214	21,966,330
MFA Financial Inc.[a]	6,729,032	54,370,579
MTGE Investment Corp.[a]	1,198,427	20,073,652
New Residential Investment Corp.	5,764,647	97,883,706
New York Mortgage Trust Inc.[a]	2,862,514	17,661,711
Orchid Island Capital Inc.[a]	814,252	8,134,377
PennyMac Mortgage Investment Trust[a,c]	1,582,374	28,087,139
Redwood Trust Inc.[a]	1,674,855	27,819,342
Resource Capital Corp.[a]	778,092	7,601,959
Starwood Property Trust Inc.[a]	4,858,115	109,696,237

Security	Shares	Value
Sutherland Asset Management Corp.	570,982	$8,250,690
Two Harbors Investment Corp.	5,826,250	55,873,737
Western Asset Mortgage Capital Corp.[a]	1,063,590	10,391,274

		1,187,061,357
SPECIALIZED REITS — 0.41%
Jernigan Capital Inc.	219,565	5,058,778

		5,058,778

TOTAL COMMON STOCKS
(Cost: $1,173,108,810)		1,220,806,222

SHORT-TERM INVESTMENTS — 11.77%

MONEY MARKET FUNDS — 11.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	145,283,981	145,342,095
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	1,465,354	1,465,354

		146,807,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,790,008)		146,807,449

TOTAL INVESTMENTS IN SECURITIES — 109.68%
(Cost: $1,319,898,818)[g]		1,367,613,671
Other Assets, Less Liabilities — (9.68)%		(120,730,772)

NET ASSETS — 100.00%		$1,246,882,899

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $1,435,602,604. Net unrealized depreciation was $67,988,933, of which $85,596,091 represented gross unrealized appreciation on securities and $153,585,024 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

March 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,120,452	987,063	(525,141)	1,582,374	$28,087,139	$2,790,678	$(2,988,609)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,220,806,222	$—	$—	$1,220,806,222
Money market funds	146,807,449	—	—	146,807,449

Total	$1,367,613,671	$—	$—	$1,367,613,671

See notes to financial statements.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.68%

HEALTH CARE REITS — 36.06%
Care Capital Properties Inc.	114,791	$3,084,434
CareTrust REIT Inc.[a]	87,206	1,466,805
Community Healthcare Trust Inc.	16,997	406,228
Global Medical REIT Inc.	18,731	170,077
HCP Inc.	526,492	16,468,670
Healthcare Realty Trust Inc.	159,209	5,174,293
Healthcare Trust of America Inc. Class Aa	194,751	6,126,866
LTC Properties Inc.[a]	53,807	2,577,355
MedEquities Realty Trust Inc.	29,272	328,139
Medical Properties Trust Inc.[a]	440,060	5,672,373
National Health Investors Inc.	50,396	3,660,262
New Senior Investment Group Inc.	108,143	1,103,059
Omega Healthcare Investors Inc.[a]	236,573	7,804,543
Physicians Realty Trust	208,100	4,134,947
Quality Care Properties Inc.[b]	127,595	2,406,442
Sabra Health Care REIT Inc.[a]	89,355	2,495,685
Senior Housing Properties Trust	327,128	6,624,342
Universal Health Realty Income Trust	18,306	1,180,737
Ventas Inc.	469,437	30,532,183
Welltower Inc.[a]	480,602	34,036,234

		135,453,674
RESIDENTIAL REITS — 45.75%
American Campus Communities Inc.	181,522	8,638,632
American Homes 4 Rent Class A	306,962	7,047,847
Apartment Investment & Management Co. Class A	214,745	9,523,941
AvalonBay Communities Inc.	181,456	33,315,321
Bluerock Residential Growth REIT Inc.	32,831	404,150
Camden Property Trust	120,116	9,664,533
Colony Starwood Homes	66,828	2,268,811
Education Realty Trust Inc.	100,402	4,101,422
Equity Lifestyle Properties Inc.	106,660	8,219,220
Equity Residential	477,709	29,723,054
Essex Property Trust Inc.	73,533	17,025,095
Independence Realty Trust Inc.[a]	85,132	797,687
Mid-America Apartment Communities Inc.	155,592	15,829,930
Monogram Residential Trust Inc.[a]	231,655	2,309,600

Security	Shares	Value
NexPoint Residential Trust Inc.	22,669	$547,683
Preferred Apartment Communities Inc. Class A	33,303	439,933
Silver Bay Realty Trust Corp.	46,216	992,257
Sun Communities Inc.[a]	89,309	7,174,192
UDR Inc.	367,073	13,310,067
UMH Properties Inc.	36,542	555,804

		171,889,179
SPECIALIZED REITS — 17.87%
CubeSmart	247,395	6,422,374
Extra Space Storage Inc.[a]	161,728	12,030,946
Life Storage Inc.	63,754	5,235,479
National Storage Affiliates Trust[a]	57,707	1,379,197
Public Storage	192,247	42,084,791

		67,152,787

TOTAL COMMON STOCKS
(Cost: $362,093,481)		374,495,640

SHORT-TERM INVESTMENTS — 4.67%

MONEY MARKET FUNDS — 4.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	17,333,984	17,340,917
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	188,952	188,952

		17,529,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,524,407)		17,529,869

TOTAL INVESTMENTS IN SECURITIES — 104.35%
(Cost: $379,617,888)[f]		392,025,509
Other Assets, Less Liabilities — (4.35)%		(16,338,761)

NET ASSETS — 100.00%		$375,686,748

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $386,618,611. Net unrealized appreciation was $5,406,898, of which $23,577,030 represented gross unrealized appreciation on securities and $18,170,132 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$374,495,640	$—	$—	$374,495,640
Money market funds	17,529,869	—	—	17,529,869

Total	$392,025,509	$—	$—	$392,025,509

See notes to financial statements.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Mortgage Real Estate Capped ETF		iShares Residential Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,145,030,409		$362,093,481
Affiliated (Note 2)	174,868,409		17,524,407

Total cost of investments	$1,319,898,818		$379,617,888

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,192,719,083		$374,495,640
Affiliated (Note 2)	174,894,588		17,529,869

Total fair value of investments	1,367,613,671		392,025,509
Receivables:
Investment securities sold	122,134		77,250
Dividends and interest	24,701,799		1,144,478
Capital shares sold	252,625		—

Total Assets	1,392,690,229		393,247,237

LIABILITIES
Payables:
Investment securities purchased	—		1,157
Collateral for securities on loan (Note 1)	145,309,837		17,327,594
Capital shares redeemed	—		76,371
Investment advisory fees (Note 2)	497,493		155,367

Total Liabilities	145,807,330		17,560,489

NET ASSETS	$1,246,882,899		$375,686,748

Net assets consist of:
Paid-in capital	$1,375,488,353		$370,943,113
Accumulated net realized loss	(176,320,307)		(7,663,986)
Net unrealized appreciation	47,714,853		12,407,621

NET ASSETS	$1,246,882,899		$375,686,748

Shares outstanding[b]	27,500,000	[c]	5,950,000

Net asset value per share	$45.34	[c]	$63.14

[a]	Securities on loan with values of $141,107,803 and $16,983,533, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.
[c]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Mortgage Real Estate Capped ETF	iShares Residential Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$95,648,049	$11,907,913
Dividends — affiliated (Note 2)	2,796,451	1,453
Securities lending income — affiliated — net (Note 2)	375,613	82,446

Total investment income	98,820,113	11,991,812

EXPENSES
Investment advisory fees (Note 2)	5,404,011	2,018,992

Total expenses	5,404,011	2,018,992

Net investment income	93,416,102	9,972,820

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,581,865)	(1,973,632)
Investments — affiliated (Note 2)	(3,022,369)	7,862
In-kind redemptions — unaffiliated	20,307,491	33,947,007
In-kind redemptions — affiliated (Note 2)	48,577	—
Realized gain distributions from affiliated funds	104	17

Net realized gain (loss)	(31,248,062)	31,981,254

Net change in unrealized appreciation/depreciation	217,658,656	(46,149,171)

Net realized and unrealized gain (loss)	186,410,594	(14,167,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$279,826,696	$(4,195,097)

See notes to financial statements.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF
	Year ended March 31, 2017[a]	Period from May 1, 2015 to March 31, 2016[a,b]	Year ended April 30, 2015[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$93,416,102	$82,636,926	$96,093,870
Net realized loss	(31,248,062)	(71,326,377)	(19,612,821)
Net change in unrealized appreciation/depreciation	217,658,656	(106,886,479)	(10,742,798)

Net increase (decrease) in net assets resulting from operations	279,826,696	(95,575,930)	65,738,251

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(97,957,237)	(82,636,926)	(123,415,395)
Return of capital	(18,201,925)	(20,849,608)	(31,502,078)

Total distributions to shareholders	(116,159,162)	(103,486,534)	(154,917,473)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	597,195,726	116,146,573	291,520,633
Cost of shares redeemed	(276,493,194)	(370,574,852)	(201,997,057)

Net increase (decrease) in net assets from capital share transactions	320,702,532	(254,428,279)	89,523,576

INCREASE (DECREASE) IN NET ASSETS	484,370,066	(453,490,743)	344,354

NET ASSETS
Beginning of period	762,512,833	1,216,003,576	1,215,659,222

End of period	$1,246,882,899	$762,512,833	$1,216,003,576

SHARES ISSUED AND REDEEMED
Shares sold	18,587,500	2,762,500	5,925,000
Shares redeemed	(10,800,000)	(9,225,000)	(4,137,500)

Net increase (decrease) in shares outstanding	7,787,500	(6,462,500)	1,787,500

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Residential Real Estate Capped ETF
	Year ended March 31, 2017	Period from May 1, 2015 to March 31, 2016[a]	Year ended April 30, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,972,820	$8,459,003	$7,106,281
Net realized gain	31,981,254	18,820,495	11,715,657
Net change in unrealized appreciation/depreciation	(46,149,171)	21,906,439	18,740,420

Net increase (decrease) in net assets resulting from operations	(4,195,097)	49,185,937	37,562,358

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,934,456)	(10,920,506)	(9,092,181)
From net realized gain	(2,582,882)	(2,298,349)	—

Total distributions to shareholders	(18,517,338)	(13,218,855)	(9,092,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,638,096	144,295,852	86,814,819
Cost of shares redeemed	(160,459,370)	(85,392,236)	(72,231,224)

Net increase (decrease) in net assets from capital share transactions	(821,274)	58,903,616	14,583,595

INCREASE (DECREASE) IN NET ASSETS	(23,533,709)	94,870,698	43,053,772

NET ASSETS
Beginning of period	399,220,457	304,349,759	261,295,987

End of period	$375,686,748	$399,220,457	$304,349,759

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	2,350,000	1,450,000
Shares redeemed	(2,550,000)	(1,450,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(100,000)	900,000	150,000

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.

See notes to financial statements.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Year ended Mar. 31, 2017[a]	Period from May 1, 2015 to Mar. 31, 2016[a,b]	Year ended Apr. 30, 2015[a]	Year ended Apr. 30, 2014[a]	Year ended Apr. 30, 2013[a]	Year ended Apr. 30, 2012[a]
Net asset value, beginning of period	$38.68	$46.46	$49.85	$62.99	$55.99	$61.58

Income from investment operations:
Net investment income[c]	3.50	3.52	3.72	5.84	6.48	6.20
Net realized and unrealized gain (loss)[d]	7.34	(6.82)	(1.11)	(11.26)	7.48	(5.35)

Total from investment operations	10.84	(3.30)	2.61	(5.42)	13.96	0.85

Less distributions from:
Net investment income	(3.53)	(3.56)	(4.76)	(5.84)	(6.96)	(6.40)
Return of capital	(0.65)	(0.92)	(1.24)	(1.88)	—	(0.04)

Total distributions	(4.18)	(4.48)	(6.00)	(7.72)	(6.96)	(6.44)

Net asset value, end of period	$45.34	$38.68	$46.46	$49.85	$62.99	$55.99

Total return	29.32%	(7.09)%[e]	5.42%	(7.41)%	26.63%	2.48%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,246,883	$762,513	$1,216,004	$1,215,659	$1,270,072	$337,352
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	8.30%	9.31%	7.59%	11.74%	10.96%	11.44%
Portfolio turnover rate[g]	34%	18%[e]	42%	35%	44%	79%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Year ended Mar. 31, 2017	Period from May 1, 2015 to Mar. 31, 2016[a]	Year ended Apr. 30, 2015	Year ended Apr. 30, 2014	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012
Net asset value, beginning of period	$65.99	$59.10	$52.26	$54.68	$47.52	$44.16

Income from investment operations:
Net investment income[b]	1.51	1.66	1.47	1.36	1.20	1.06
Net realized and unrealized gain (loss)[c]	(1.38)	7.76	7.25	(1.97)	7.49	3.71

Total from investment operations	0.13	9.42	8.72	(0.61)	8.69	4.77

Less distributions from:
Net investment income	(2.56)	(2.09)	(1.88)	(1.81)	(1.53)	(1.41)
Net realized gain	(0.42)	(0.44)	—	—	—	—

Total distributions	(2.98)	(2.53)	(1.88)	(1.81)	(1.53)	(1.41)

Net asset value, end of period	$63.14	$65.99	$59.10	$52.26	$54.68	$47.52

Total return	0.31%	16.35%[d]	16.93%	(0.78)%	18.77%	11.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$375,687	$399,220	$304,350	$261,296	$355,427	$175,806
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.37%	3.01%	2.55%	2.74%	2.44%	2.44%
Portfolio turnover rate[f]	15%	17%[d]	21%	17%	14%	28%

[a]	The Fund’s fiscal year-end was changed from April 30 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate Capped	Non-diversified
Residential Real Estate Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

U.S. real estate investment trusts (REITs) determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. U.S. REIT distributions are initially recorded as dividend income on ex-dividend date and then re-designated as return of capital and/or capital gain distributions at the end of the reporting period based on information provided by the REIT or management’s estimates of such re-designations when actual information has not yet been reported.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® TRUST

the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mortgage Real Estate Capped
Barclays Capital Inc.	$17,924,534	$17,924,534	$—
BNP Paribas New York Branch	344,594	344,594	—
BNP Paribas Prime Brokerage Inc.	277,468	277,468	—
Citigroup Global Markets Inc.	21,161,925	21,161,925	—
Credit Suisse Securities (USA) LLC	3,574,207	3,574,207	—
Deutsche Bank Securities Inc.	6,556,016	6,556,016	—
Goldman Sachs & Co.	4,722,830	4,722,830	—
HSBC Bank PLC	2,068,793	2,068,793	—
Jefferies LLC	626,035	626,035	—
JPMorgan Securities LLC	5,169,426	5,169,426	—
Merrill Lynch, Pierce, Fenner & Smith	8,903,696	8,903,696	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	68,325,386	68,325,386	—
Nomura Securities International Inc.	284,582	284,582	—
SG Americas Securities LLC	718,836	718,836	—
State Street Bank & Trust Company	62,969	62,969	—
UBS AG	359,150	359,150	—
UBS Securities LLC	27,356	27,356	—

	$141,107,803	$141,107,803	$—

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Residential Real Estate Capped
Credit Suisse Securities (USA) LLC	$84,630	$84,630	$—
Deutsche Bank Securities Inc.	12,965	12,965	—
Goldman Sachs & Co.	3,198,450	3,198,450	—
JPMorgan Securities LLC	1,255,360	1,255,360	—
Merrill Lynch, Pierce, Fenner & Smith	1,393,623	1,393,623	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,766,665	7,766,665	—
UBS Securities LLC	3,271,840	3,271,840	—

	$16,983,533	$16,983,533	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate Capped	$179,672
Residential Real Estate Capped	41,551

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$8,547,170	$16,695,571
Residential Real Estate Capped	5,556,549	11,404,383

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate Capped	$390,895,494	$373,214,153
Residential Real Estate Capped	66,722,919	64,795,345

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate Capped	$554,705,430	$243,927,986
Residential Real Estate Capped	153,143,079	155,838,227

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

The Board authorized a one-for-four reverse stock split for the iShares Mortgage Real Estate Capped ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income, and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Mortgage Real Estate Capped	$(4,187,735)	$4,541,135	$(353,400)
Residential Real Estate Capped	25,280,212	5,961,636	(31,241,848)

The tax character of distributions paid during the year ended March 31, 2017, the period ended March 31, 2016 and the year ended April 30, 2015 was as follows:

iShares ETF	2017	2016	2015
Mortgage Real Estate Capped
Ordinary income	$97,957,237	$82,636,926	$123,415,395
Return of capital	18,201,925	20,849,608	31,502,078

	$116,159,162	$103,486,534	$154,917,473

Residential Real Estate Capped
Long-term capital gain	$2,582,882	$2,298,349	$—
Ordinary income	15,934,456	10,920,506	9,092,181

	$18,517,338	$13,218,855	$9,092,181

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Mortgage Real Estate Capped	$(60,616,521)	$(67,988,933)	$—	$(128,605,454)
Residential Real Estate Capped	—	5,406,898	(663,263)	4,743,635

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2017, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring	Expiring 2018	Expiring 2019	Total
Mortgage Real Estate Capped	$45,326,715	$15,084,868	$204,938	$60,616,521

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Mortgage Real Estate Capped ETF and

iShares Residential Real Estate Capped ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Mortgage Real Estate Capped ETF and iShares Residential Real Estate Capped ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Mortgage Real Estate Capped	$703,178
Residential Real Estate Capped	65,297

The iShares Residential Real Estate Capped ETF hereby designates $2,582,882 as 20% rate long-term capital gain dividends for the fiscal year ended March 31, 2017.

TAX INFORMATION	31

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Mortgage Real Estate Capped	$4.184001	$—	$—	$4.184001	100%	—%	—%	100%
Residential Real Estate Capped	2.980862	—	—	2.980862	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Mortgage Real Estate Capped ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	851	64.47%
At NAV	94	7.12
Less than 0.0% and Greater than –0.5%	373	28.26
Less than –0.5%	2	0.15

	1,320	100.00%

iShares Residential Real Estate Capped ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	567	42.95%
At NAV	172	13.03
Less than 0.0% and Greater than –0.5%	580	43.94
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	33

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	35

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	37

Notes:

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-312-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. EQUITY MARKET OVERVIEW

U.S. stocks generated strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The Russell 3000® Index, a broad measure of U.S. equity market performance, returned 18.07% for the reporting period.

Stocks were flat to slightly higher for the first seven months of the reporting period as the U.S. economy appeared to lose momentum. The economy was sluggish in the first half of 2016, and although it rebounded in the third quarter of 2016, it slowed again in the final quarter of 2016. For all of 2016, the U.S. economy grew by just 2.0%, its slowest calendar-year growth rate since 2011.

Job growth remained robust as the unemployment rate stayed at or under 5%, and retail sales grew by more than 5% during the reporting period. However, other segments of the economy continued to struggle — for example, industrial production remained muted, and business productivity was largely unchanged in 2016.

Geopolitical conflicts and global unrest contributed to increased stock market volatility during the summer of 2016. In particular, equity investors reacted sharply to the affirmative vote on the U.K. Brexit referendum to leave the European Union, terrorist attacks in France, and an attempted coup in Turkey.

After a modest overall gain through the first seven months of the reporting period, stocks achieved strong returns following the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies — including lower taxes, decreased regulation, and increased fiscal spending — aimed at stimulating economic growth. These expectations drove a strong equity market rally that extended through the end of the reporting period.

The market remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (the “Fed”) late in the reporting period. Uneven economic data kept the Fed on hold for most of the reporting period, but improving growth in the third quarter of 2016 led the Fed to raise its short-term interest rate target in December 2016. The Fed acted again in March 2017, partly in response to the highest year-over-year inflation rate in five years. The two Fed interest rate increases raised the federal funds interest rate target to a range of 0.75%-1.00%.

For the reporting period, small-capitalization stocks generated the best returns, outpacing mid- and large-capitalization stocks. Value stocks fared better than growth-oriented stocks across all market capitalizations, although growth stocks outperformed value stocks over the final three months of the reporting period as investors grew more confident about the prospects for a stronger economy.

In terms of sector performance, the reporting period had two distinct phases. Initially, defensive sectors of the market — such as real estate, utilities, consumer staples, and telecommunication services — remained the top performers. These stocks led the market’s advance in 2015 and the first half of 2016 as investors flocked to sectors with relatively high dividend yields in a low interest rate environment.

However, after the presidential election in November 2016, investors moved into more economically sensitive sectors of the market, including financials, information technology, materials, and industrials. As a result, these sectors were the leading performers for the full reporting period, while the more defensive segments of the market lagged. In particular, real estate was the only sector of the market to decline for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.75%	12.78%	13.04%	12.75%	12.78%	13.04%
5 Years	19.15%	19.14%	19.45%	140.13%	140.04%	143.23%
10 Years	14.71%	14.71%	15.00%	294.51%	294.64%	304.44%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.90	$2.36	$1,000.00	$1,022.60	$2.37	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 12.75%, net of fees, while the total return for the Index was 13.04%.

As represented by the Index, biotechnology and pharmaceutical stocks listed on the NASDAQ posted positive results during the reporting period but underperformed the broad U.S. stock market. In 2016, the healthcare sector faced increased scrutiny over rising drug prices, leading to bouts of volatility for biotechnology and pharmaceutical stocks.

The Index rose early in the reporting period and then retreated in the months leading up to the U.S. presidential election in November 2016. Following the election, biotechnology and pharmaceutical stocks rallied amid investor optimism that the new administration would not pursue significant regulation. The rally was brief, however, as continued questions about drug prices, fewer drug approvals, and several prominent drug study failures put downward pressure on both industries. Other factors that weighed on the industries included a more competitive environment and slower-than-expected rollouts of new products.

Through the first three months of 2017, biotechnology and pharmaceutical stocks generally rebounded as the industries showed signs of recovery. New products, favorable financial results, and continued strong performance from existing products supported the industries. Other supporting factors included recent drug approvals and investor optimism about potential tax reform and cash repatriation. In addition, many observers expect merger and acquisition activity to accelerate in 2017, particularly if tax reform and cash repatriation efforts by the new administration succeed. In contrast, ongoing challenges include concerns about drug pricing, which are likely to persist in 2017.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Biotechnology	81.61%
Pharmaceuticals	10.76
Life Sciences Tools & Services	7.33
Health Care Equipment	0.12
Health Care Technology	0.10
Health Care Supplies	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Celgene Corp.	8.16%
Gilead Sciences Inc.	7.81
Biogen Inc.	7.68
Amgen Inc.	7.53
Regeneron Pharmaceuticals Inc.	6.60
Vertex Pharmaceuticals Inc.	4.51
Illumina Inc.	4.13
Incyte Corp.	4.07
Alexion Pharmaceuticals Inc.	3.74
Mylan NV	3.46

TOTAL	57.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.26%	17.19%	17.93%	17.26%	17.19%	17.93%
5 Years	(0.92)%	(0.91)%	(0.45)%	(4.50)%	(4.46)%	(2.21)%
10 Years	1.33%	1.33%	1.80%	14.07%	14.07%	19.56%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.90	$2.40	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 17.26%, net of fees, while the total return for the Index was 17.93%.

As represented by the Index, North American natural resources stocks rose for the reporting period, benefiting from a rebound in prices for energy-related commodities and other raw materials.

After falling to below $27 per barrel in February 2016, their lowest level since 2003, oil prices recovered steadily over the course of the reporting period, finishing March 2017 above $50 per barrel. Similarly, natural gas prices fell to a 17-year low in March 2016, then rallied through year-end 2016, before giving back some of those gains during the fourth quarter of the reporting period.

In that environment, the energy-related stocks, representing more than 80% of the Index on average during the reporting period, saw positive contributions to the Index’s return from every underlying industry. The two leading contributors were oil and gas exploration and production companies, and storage and transportation companies. This performance can be explained by the fact that higher prices contribute to greater revenues and profits for energy producers, who in turn use some of these proceeds to invest in plants, equipment, and exploration. Indeed, capital expenditures by United States oil producers increased in the fourth quarter of 2016 after contracting for much of the previous two years.

Materials-related contributors to the Index’s return in the, representing an average of about 18% of the Index during the reporting period, were led by metals and mining companies. This largely reflects the sharp rally in industrial metals prices during the reporting period. Containers and packaging companies also performed well, aided by consolidation in the industry.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	67.61%
Energy Equipment & Services	15.27
Metals & Mining	8.24
Containers & Packaging	6.42
Construction Materials	2.00
Paper & Forest Products	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	7.40%
Chevron Corp.	7.19
Schlumberger Ltd.	6.33
Enbridge Inc. New	3.96
ConocoPhillips	3.59
EOG Resources Inc.	3.27
Suncor Energy Inc.	2.98
Occidental Petroleum Corp.	2.82
Halliburton Co.	2.48
Kinder Morgan Inc./DE	2.43

TOTAL	42.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.13%	26.13%	26.74%	26.13%	26.13%	26.74%
5 Years	15.38%	15.37%	15.91%	104.46%	104.40%	109.23%
10 Years	11.19%	11.20%	11.69%	188.85%	189.23%	202.05%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,123.10	$2.54	$1,000.00	$1,022.50	$2.42	0.48

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH ETF

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 26.13%, net of fees, while the total return for the Index was 26.74%.

As represented by the Index, North American technology stocks posted positive returns for the reporting period and outperformed the broad U.S. equity market.

The internet software and services industry was the largest contributor to the Index’s performance during the reporting period, specifically internet software and services companies and systems software companies. Technology hardware, storage and peripherals stocks and semiconductor and semiconductor equipment stocks also contributed meaningfully to the Index’s return. Internet and direct marketing retail companies were additional sources of strength for the Index’s return.

Technology stocks produced the highest profit growth and profit margins of all market sectors through the fourth quarter of 2016 (the latest quarter for which data are available). The most profitable industries were semiconductor equipment and electronic manufacturing services, while software and services companies experienced the highest profit margins. Continued rapid growth in mobile applications, video and data consumption, and e-commerce drove profitability in many industry segments. In software and services, growth was driven in part by cloud-based infrastructure-as-a-service and software-as-a-service. Strength in semiconductors reflected better pricing and demand for chips used in smartphones. Even after impressive gains, rising earnings expectations meant technology stocks continued to offer reasonable valuations.

Despite these positive factors, the initial public offering (“IPO”) market for technology stocks in the U.S., another measure of the information technology sector’s health, was mixed for the reporting period. Calendar-year 2016 had the smallest number of IPOs since 2009, though the market for newly minted technology companies improved beginning in 2017.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Software	20.23%
Internet Software & Services	17.49
IT Services	16.65
Semiconductors & Semiconductor Equipment	14.95
Technology Hardware, Storage & Peripherals	11.36
Internet & Direct Marketing Retail	10.30
Communications Equipment	5.41
Electronic Equipment, Instruments & Components	3.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Apple Inc.	8.68%
Microsoft Corp.	8.52
Amazon.com Inc.	6.64
Facebook Inc. Class A	6.32
Alphabet Inc. Class A	4.20
Alphabet Inc. Class C	4.08
Intel Corp.	3.22
Cisco Systems Inc.	3.20
Visa Inc. Class A	3.12
International Business Machines Corp.	2.83

TOTAL	50.81%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.31%	25.26%	25.90%	25.31%	25.26%	25.90%
5 Years	8.94%	8.93%	9.36%	53.45%	53.34%	56.45%
10 Years	4.21%	4.22%	4.56%	51.07%	51.16%	56.16%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.00	$2.53	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12- month reporting period ended March 31, 2017, the total return for the Fund was 25.31%, net of fees, while the total return for the Index was 25.90%.

As represented by the Index, North American multimedia and networking technology stocks posted positive returns for the reporting period, outperforming the broad U.S. equity market.

Looking at the broader environment for information technology stocks for the reporting period, the sector produced the best profit growth and profit margins of all market sectors through the fourth quarter of 2016 (the latest quarter for which data are available). Continued rapid growth in mobile applications, video and data consumption, and e-commerce drove profitability in many sector industries, with internet retail companies being just one example. Even after impressive gains, rising earnings expectations meant technology stocks continued to offer reasonable valuations. Despite these positive factors, the initial public offering market for technology stocks in the U.S., another measure of the health of the sector, was mixed.

Within the narrower multimedia and networking industry, communications equipment firms did well overall, but performance of the individual companies within the industry varied widely during the reporting period. This reflects the changing nature of some key communication technologies and end-markets. For example, while 4G wireless networks are largely built-out, 5G wireless technology has yet to be fully introduced, as a number of considerations around industry standards and specifications have yet to be resolved. This dynamic, competitive environment led to significant merger and acquisition activity in the industry, supporting the Index’s return. The Index’s performance also benefited from continued demand for network connectivity as a result of the growth of the internet of things, or the prevalence and use of smartphones and other internet-enabled devices.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Motorola Solutions Inc.	8.90%
Harris Corp.	8.49
Juniper Networks Inc.	8.40
Cisco Systems Inc.	8.32
Palo Alto Networks Inc.	8.22
Arista Networks Inc.	4.77
CommScope Holding Co. Inc.	4.76
ARRIS International PLC	4.69
Brocade Communications Systems Inc.	4.49
F5 Networks Inc.	4.41

TOTAL	65.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.82%	25.79%	26.19%	25.82%	25.79%	26.19%
5 Years	14.41%	14.40%	14.87%	96.06%	95.98%	100.04%
10 Years	11.09%	11.10%	11.54%	186.27%	186.43%	198.00%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.30	$2.53	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 25.82%, net of fees, while the total return for the Index was 26.19%.

As represented by the Index, North American software stocks posted positive returns for the reporting period, outperforming the broad U.S. equity market.

Looking at the broader environment for information technology stocks for the reporting period, the sector produced the best profit growth and profit margins of all market sectors through the fourth quarter of 2016 (the latest quarter for which data are available). Continued rapid growth in mobile applications, video and data consumption, and e-commerce drove profitability in many sector industries, with internet retail companies being just one example. Even after impressive gains, rising earnings expectations meant technology stocks continued to offer reasonable valuations.

Within the narrower software industry, application software companies, which made up about 55% of the Index on average, contributed the most to the Index’s return for the reporting period. Their performance benefited from the increase in digital marketing, machine learning, and transitioning services to the cloud, among other transformative, competitive trends.

Systems software and home entertainment software companies also performed well, contributing meaningfully to the Index’s performance for the reporting period. Systems software companies have seen rapid growth in business spending on their cloud-based services, including software-, infrastructure-, and desktop-as-a-service. Home entertainment software companies continued to benefit from the shift from desktop and console games to mobile, as well as growth in all three channels. Further, these companies generally made progress on monetizing their customer base through sales of advertisements and licensed content.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Application Software	53.49%
Systems Software	34.10
Home Entertainment Software	12.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Adobe Systems Inc.	9.12%
Oracle Corp.	8.84
Microsoft Corp.	8.55
salesforce.com Inc.	8.33
Activision Blizzard Inc.	6.36
Electronic Arts Inc.	4.47
Intuit Inc.	4.30
Symantec Corp.	3.62
Autodesk Inc.	3.23
Red Hat Inc.	2.94

TOTAL	59.76%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	51.20%	51.17%	52.17%	51.20%	51.17%	52.17%
5 Years	19.75%	19.75%	20.37%	146.28%	146.28%	152.66%
10 Years	9.75%	9.77%	10.20%	153.54%	153.96%	164.01%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,216.60	$2.65	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 51.20%, net of fees, while the total return for the Index was 52.17%.

As represented by the Index, U.S. semiconductor stocks posted very strong returns for the reporting period, outperforming the broad U.S. equity market.

Looking at the broader environment for information technology stocks for the reporting period, the sector produced the best profit growth and profit margins of all market sectors through the fourth quarter of 2016 (the latest quarter for which data are available). Continued rapid growth in mobile applications, video and data consumption, and e-commerce drove profitability in many sector industries, with internet retail companies being just one example. Even after impressive gains, rising earnings expectations meant technology stocks continued to offer reasonable valuations.

Despite these positive factors, the initial public offering (“IPO”) market for technology stocks in the U.S., another measure of the health of the sector, was mixed for the reporting period. Calendar-year 2016 had the smallest number of IPOs since 2009, though the market for newly minted technology companies improved beginning in 2017.

Within the Index, semiconductor equipment companies were the largest contributor to the Index’s return for the reporting period. The semiconductor industry, which represented about 87% of the Index on average, also performed well. These stocks were generally well-positioned to benefit from the major trends prevailing in the information technology sector during the reporting period, as technology products with wireless connectivity, big data, cloud computing, and virtual reality all require more, increasingly powerful semiconductors.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Semiconductors	85.72%
Semiconductor Equipment	13.47
Communications Equipment	0.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

NVIDIA Corp.	8.24%
Texas Instruments Inc.	8.07
Broadcom Ltd.	7.97
QUALCOMM Inc.	7.79
Intel Corp.	7.65
Micron Technology Inc.	4.73
Lam Research Corp.	4.15
Applied Materials Inc.	4.12
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.00
Skyworks Solutions Inc.	3.97

TOTAL	60.69%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

BIOTECHNOLOGY — 81.53%
ACADIA Pharmaceuticals Inc.[a,b]	1,680,995	$57,792,608
Acceleron Pharma Inc.[a,b]	523,345	13,852,942
Achillion Pharmaceuticals Inc.[a,b]	1,894,924	7,977,630
Acorda Therapeutics Inc.[a,b]	643,353	13,510,413
Adamas Pharmaceuticals Inc.[a,b]	309,428	5,414,990
Aduro Biotech Inc.[a,b]	931,447	10,013,055
Agios Pharmaceuticals Inc.[a,b]	583,954	34,102,914
Aimmune Therapeutics Inc.[a,b]	587,628	12,769,156
Akebia Therapeutics Inc.[a,b]	530,233	4,878,144
Alder Biopharmaceuticals Inc.[a,b]	698,878	14,536,662
Alexion Pharmaceuticals Inc.[a,b]	2,572,454	311,884,323
Alkermes PLC[a]	2,111,206	123,505,551
Alnylam Pharmaceuticals Inc.[a,b]	1,191,019	61,039,724
AMAG Pharmaceuticals Inc.[a,b]	476,102	10,736,100
Amarin Corp. PLC ADR[a,b]	3,639,327	11,645,846
Amgen Inc.	3,825,243	627,607,619
Amicus Therapeutics Inc.[a,b]	1,973,279	14,069,479
Aquinox Pharmaceuticals Inc.[a,b]	323,869	5,405,374
Ardelyx Inc.[a,b]	656,165	8,300,487
Arena Pharmaceuticals Inc.[a,b]	3,373,599	4,925,455
Array BioPharma Inc.[a,b]	2,334,289	20,868,544
Arrowhead Pharmaceuticals Inc.[a,b]	1,007,477	1,863,832
Atara Biotherapeutics Inc.[a,b]	400,148	8,223,041
Audentes Therapeutics Inc.[a,b]	302,794	5,159,610
Avexis Inc.[a,b]	382,574	29,087,101
BeiGene Ltd. ADR[a,b]	256,417	9,387,426
Bellicum Pharmaceuticals Inc.[a,b]	375,844	4,637,915
BioCryst Pharmaceuticals Inc.[a,b]	1,025,357	8,612,999
Biogen Inc.[a]	2,339,813	639,751,670
BioMarin Pharmaceutical Inc.[a,b]	2,392,428	210,007,330
Bluebird Bio Inc.[a,b]	564,806	51,340,865
Blueprint Medicines Corp.[a,b]	458,793	18,347,132
Celgene Corp.[a,b]	5,467,331	680,299,996
Celldex Therapeutics Inc.[a,b]	1,678,221	6,058,378
ChemoCentryx Inc.[a,b]	662,861	4,825,628
China Biologic Products Inc.[a]	376,072	37,656,089
Clovis Oncology Inc.[a,b]	617,468	39,314,188
Coherus Biosciences Inc.[a,b]	709,019	14,995,752
Curis Inc.[a,b]	1,948,726	5,417,458
Cytokinetics Inc.[a,b]	563,151	7,236,490
DBV Technologies SA ADR[a,b]	340,788	12,002,553
Eagle Pharmaceuticals Inc./DEa,b	214,006	17,749,658
Editas Medicine Inc.[a,b]	508,232	11,343,738

Security	Shares	Value
Enanta Pharmaceuticals Inc.[a,b]	263,882	$8,127,566
Epizyme Inc.[a,b]	804,303	13,793,796
Esperion Therapeutics Inc.[a,b]	312,732	11,042,567
Exelixis Inc.[a,b]	4,024,266	87,205,844
FibroGen Inc.[a,b]	872,372	21,503,970
Five Prime Therapeutics Inc.[a,b]	401,395	14,510,429
Flexion Therapeutics Inc.[a,b]	381,656	10,270,363
Foundation Medicine Inc.[a,b]	486,068	15,675,693
Genomic Health Inc.[a,b]	464,183	14,617,123
Geron Corp.[a,b]	2,201,007	4,996,286
Gilead Sciences Inc.	9,581,033	650,743,761
Global Blood Therapeutics Inc.[a]	515,192	18,984,825
Grifols SA ADR[b]	2,010,441	37,947,074
Halozyme Therapeutics Inc.[a,b]	1,792,933	23,236,412
Immunomedics Inc.[a,b]	1,470,721	9,515,565
Incyte Corp.[a]	2,536,696	339,080,154
Inovio Pharmaceuticals Inc.[a,b]	1,026,405	6,794,801
Insmed Inc.[a,b]	859,897	15,056,797
Insys Therapeutics Inc.[a,b]	995,059	10,458,070
Intellia Therapeutics Inc.[a,b]	499,088	7,032,150
Intercept Pharmaceuticals Inc.[a,b]	343,242	38,820,670
Ionis Pharmaceuticals Inc.[a,b]	1,676,187	67,382,717
Ironwood Pharmaceuticals Inc.[a,b]	1,839,014	31,373,579
Juno Therapeutics Inc.[a,b]	1,463,882	32,483,542
Karyopharm Therapeutics Inc.[a,b]	571,240	7,334,722
Kite Pharma Inc.[a,b]	694,617	54,520,488
Lexicon Pharmaceuticals Inc.[a,b]	1,436,616	20,601,073
Ligand Pharmaceuticals Inc.[a,b]	289,238	30,612,950
Lion Biotechnologies Inc.[a,b]	860,065	6,407,484
Loxo Oncology Inc.[a,b]	300,553	12,647,270
MacroGenics Inc.[a,b]	483,918	9,000,875
MediciNova Inc.[a,b]	482,852	2,892,284
Merrimack Pharmaceuticals Inc.[a,b]	1,796,863	5,534,338
Minerva Neurosciences Inc.[a,b]	485,117	3,929,448
Momenta Pharmaceuticals Inc.[a,b]	995,510	13,290,059
Myriad Genetics Inc.[a,b]	944,098	18,126,682
NantKwest Inc.[a,b]	1,134,469	4,027,365
Neurocrine Biosciences Inc.[a,b]	1,196,838	51,823,085
NewLink Genetics Corp.[a,b]	403,951	9,735,219
Novavax Inc.[a,b]	3,759,365	4,811,987
OncoMed Pharmaceuticals Inc.[a,b]	514,255	4,736,289
Ophthotech Corp.[a,b]	495,009	1,811,733
OPKO Health Inc.[a,b]	7,719,735	61,757,880
Organovo Holdings Inc.[a,b]	1,447,621	4,603,435
Otonomy Inc.[a,b]	417,415	5,113,334

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2017

Security	Shares	Value
PDL BioPharma Inc.	2,291,817	$5,202,425
Portola Pharmaceuticals Inc.[a,b]	781,800	30,638,742
Progenics Pharmaceuticals Inc.[a,b]	971,230	9,168,411
Prothena Corp. PLC[a,b]	483,983	27,001,412
PTC Therapeutics Inc.[a,b]	474,474	4,668,824
Radius Health Inc.[a,b]	596,496	23,054,570
Regeneron Pharmaceuticals Inc.[a,b]	1,419,078	549,906,916
REGENXBIO Inc.[a,b]	367,089	7,084,818
Repligen Corp.[a,b]	469,255	16,517,776
Retrophin Inc.[a,b]	523,138	9,657,128
Rigel Pharmaceuticals Inc.[a,b]	1,694,807	5,609,811
Sage Therapeutics Inc.[a,b]	515,465	36,634,098
Sangamo Therapeutics Inc.[a,b]	978,111	5,086,177
Sarepta Therapeutics Inc.[a,b]	757,183	22,412,617
Seattle Genetics Inc.[a,b]	1,972,074	123,964,572
Seres Therapeutics Inc.[a,b]	558,864	6,298,397
Shire PLC ADR[b]	1,137,684	198,218,683
Spark Therapeutics Inc.[a,b]	429,911	22,931,453
Spectrum Pharmaceuticals Inc.[a,b]	1,083,396	7,042,074
Synergy Pharmaceuticals Inc.[a,b]	2,775,132	12,932,115
TESARO Inc.[a,b]	742,122	114,190,312
Trevena Inc.[a,b]	714,015	2,620,435
Ultragenyx Pharmaceutical Inc.[a,b]	577,337	39,131,902
United Therapeutics Corp.[a,b]	622,261	84,241,694
Vanda Pharmaceuticals Inc.[a]	615,988	8,623,832
Versartis Inc.[a,b]	482,429	10,299,859
Vertex Pharmaceuticals Inc.[a]	3,438,315	375,979,745
XBiotech Inc.[a,b]	450,112	7,422,347
Xencor Inc.[a,b]	570,368	13,643,203

		6,802,311,967
HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
Cerus Corp.[a,b]	1,434,561	6,383,797
Novocure Ltd.[a,b]	1,207,220	9,778,482

		16,162,279
HEALTH CARE TECHNOLOGY — 0.10%
NantHealth Inc.[a,b]	1,680,039	8,332,993

		8,332,993
LIFE SCIENCES TOOLS & SERVICES — 7.33%
Albany Molecular Research Inc.[a,b]	594,662	8,343,108
Bio-Techne Corp.	516,527	52,504,970
Compugen Ltd.[a,b]	705,921	3,035,460
Illumina Inc.[a,b]	2,016,940	344,170,642
INC Research Holdings Inc.[a]	746,767	34,239,267
Luminex Corp.[b]	568,127	10,436,493
NanoString Technologies Inc.[a,b]	290,772	5,777,640

Security	Shares	Value
Pacific Biosciences of California Inc.[a,b]	1,282,613	$6,631,109
PRA Health Sciences Inc.[a,b]	853,292	55,660,237
QIAGEN NV	3,125,552	90,547,241

		611,346,167
PHARMACEUTICALS — 10.75%
Aerie Pharmaceuticals Inc.[a,b]	460,998	20,906,259
Akorn Inc.[a,b]	1,732,668	41,722,645
Amphastar Pharmaceuticals Inc.[a,b]	638,093	9,252,348
ANI Pharmaceuticals Inc.[a,b]	160,515	7,947,098
Aralez Pharmaceuticals Inc.[a,b]	911,877	1,951,417
Aratana Therapeutics Inc.[a,b]	516,306	2,736,422
Avadel Pharmaceuticals PLC ADR[a]	543,724	5,263,248
Cempra Inc.[a,b]	726,396	2,723,985
Clearside Biomedical Inc.[a,b]	337,360	2,678,638
Collegium Pharmaceutical Inc.[a,b]	396,682	3,990,621
Depomed Inc.[a,b]	857,943	10,767,185
Dermira Inc.[a,b]	494,605	16,870,977
Endo International PLC[a]	3,081,825	34,393,167
Foamix Pharmaceuticals Ltd.[a,b]	514,045	2,544,523
GW Pharmaceuticals PLC ADR[a,b]	317,876	38,443,923
Horizon Pharma PLC[a,b]	2,244,816	33,178,380
Impax Laboratories Inc.[a,b]	1,024,219	12,956,370
Innoviva Inc.[a,b]	1,507,500	20,848,725
Intra-Cellular Therapies Inc.[a,b]	599,913	9,748,586
Jazz Pharmaceuticals PLC[a]	826,812	119,995,226
Medicines Co. (The)[a,b]	979,765	47,910,508
Mylan NVa	7,405,694	288,748,009
Nektar Therapeutics[a,b]	2,115,181	49,643,298
Omeros Corp.[a,b]	594,974	8,996,007
Pacira Pharmaceuticals Inc./DEa,b	516,836	23,567,722
Paratek Pharmaceuticals Inc.[a,b]	310,052	5,968,501
Revance Therapeutics Inc.[a,b]	406,372	8,452,538
Sucampo Pharmaceuticals Inc. Class Aa,b	634,539	6,979,929
Supernus Pharmaceuticals Inc.[a,b]	693,961	21,720,979
Teligent Inc.[a,b]	736,596	5,752,815
Theravance Biopharma Inc.[a,b]	717,624	26,422,916
Zogenix Inc.[a,b]	343,763	3,729,829

		896,812,794

TOTAL COMMON STOCKS
(Cost: $10,006,345,524)		8,334,966,200

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 16.48%

MONEY MARKET FUNDS — 16.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	1,365,804,755	$1,366,351,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	8,951,408	8,951,408

		1,375,302,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,374,894,392)		1,375,302,485

TOTAL INVESTMENTS IN SECURITIES — 116.38% (Cost: $11,381,239,916)[f]		9,710,268,685
Other Assets, Less Liabilities — (16.38)%		(1,366,951,848)

NET ASSETS — 100.00%		$8,343,316,837

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $11,568,633,979. Net unrealized depreciation was $1,858,365,294, of which $249,071,045 represented gross unrealized appreciation on securities and $2,107,436,339 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,334,966,200	$—	$—	$8,334,966,200
Money market funds	1,375,302,485	—	—	1,375,302,485

Total	$9,710,268,685	$—	$—	$9,710,268,685

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

CONSTRUCTION MATERIALS — 2.00%
Eagle Materials Inc.	29,087	$2,825,511
Martin Marietta Materials Inc.	37,899	8,271,457
Vulcan Materials Co.	79,540	9,582,979

		20,679,947
CONTAINERS & PACKAGING — 6.41%
AptarGroup Inc.	37,450	2,883,275
Avery Dennison Corp.	53,746	4,331,928
Ball Corp.	105,210	7,812,895
Bemis Co. Inc.	55,534	2,713,391
Berry Plastics Group Inc.[a,b]	76,928	3,736,393
Crown Holdings Inc.[a]	84,017	4,448,700
Graphic Packaging Holding Co.	187,399	2,411,825
Greif Inc. Class A	15,464	851,912
International Paper Co.	247,161	12,550,835
Owens-Illinois Inc.[a]	97,298	1,982,933
Packaging Corp. of America	56,613	5,186,883
Sealed Air Corp.	116,269	5,067,003
Silgan Holdings Inc.	22,577	1,340,171
Sonoco Products Co.	59,641	3,156,202
WestRock Co.	150,491	7,830,047

		66,304,393
ENERGY EQUIPMENT & SERVICES — 15.25%
Baker Hughes Inc.	255,617	15,291,009
Core Laboratories NV	26,502	3,061,511
Diamond Offshore Drilling Inc.[a]	38,848	649,150
Dril-Quip Inc.[a]	22,649	1,235,503
Ensco PLC Class A	181,515	1,624,559
Forum Energy Technologies Inc.[a,b]	42,932	888,692
Frank’s International NVb	28,969	306,202
Halliburton Co.	521,008	25,638,804
Helmerich & Payne Inc.	65,245	4,343,360
Nabors Industries Ltd.	171,233	2,238,015
National Oilwell Varco Inc.	227,607	9,124,765
Noble Corp. PLC	146,913	909,392
Oceaneering International Inc.	58,736	1,590,571
Oil States International Inc.[a]	30,980	1,026,987
Patterson-UTI Energy Inc.	99,890	2,424,330
Precision Drilling Corp.[a]	175,784	829,701
Rowan Companies PLC Class Aa	75,675	1,179,017
RPC Inc.[b]	35,233	645,116
Schlumberger Ltd.	837,847	65,435,851
Superior Energy Services Inc.[a,b]	91,709	1,307,770

Security	Shares	Value
TechnipFMC PLC[a]	280,418	$9,113,585
Transocean Ltd.[a]	233,907	2,912,142
U.S. Silica Holdings Inc.	43,768	2,100,426
Weatherford International PLC[a,b]	591,011	3,930,223

		157,806,681
METALS & MINING — 8.23%
Agnico Eagle Mines Ltd.[b]	135,661	5,757,453
Alcoa Corp.	88,464	3,043,162
Barrick Gold Corp.	700,489	13,302,286
Compass Minerals International Inc.	20,374	1,382,376
Eldorado Gold Corp.[b]	439,522	1,498,770
Franco-Nevada Corp.	107,259	7,026,537
Freeport-McMoRan Inc.[a]	799,161	10,676,791
Goldcorp Inc.	513,122	7,486,450
Kinross Gold Corp.[a]	747,830	2,624,883
New Gold Inc.[a,b]	307,649	916,794
Newmont Mining Corp.	319,421	10,528,116
Pan American Silver Corp.[b]	92,104	1,613,662
Royal Gold Inc.	39,243	2,748,972
Silver Wheaton Corp.	265,330	5,529,477
Tahoe Resources Inc.	186,514	1,497,708
Teck Resources Ltd. Class Bb	279,692	6,125,255
Turquoise Hill Resources Ltd.[a]	591,263	1,815,177
Yamana Gold Inc.	567,962	1,567,575

		85,141,444
OIL, GAS & CONSUMABLE FUELS — 67.52%
Anadarko Petroleum Corp.	335,941	20,828,342
Antero Resources Corp.[a]	86,629	1,976,007
Apache Corp.	228,183	11,726,324
Cabot Oil & Gas Corp.	285,548	6,827,453
Callon Petroleum Co.[a,b]	120,362	1,583,964
Cameco Corp.	237,710	2,631,450
Canadian Natural Resources Ltd.	667,671	21,892,932
Carrizo Oil & Gas Inc.[a,b]	36,894	1,057,382
Cenovus Energy Inc.[b]	500,738	5,658,339
Cheniere Energy Inc.[a]	143,015	6,760,319
Chesapeake Energy Corp.[a,b]	457,294	2,716,326
Chevron Corp.	691,468	74,242,919
Cimarex Energy Co.	57,161	6,830,168
Concho Resources Inc.[a]	89,050	11,428,677
ConocoPhillips	742,712	37,039,047
CONSOL Energy Inc.	105,870	1,776,499
Continental Resources Inc./OKa,b	51,698	2,348,123
Crescent Point Energy Corp.	325,580	3,522,776
CVR Energy Inc.[b]	9,451	189,776

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2017

Security	Shares	Value
Denbury Resources Inc.[a]	238,857	$616,251
Devon Energy Corp.	315,276	13,153,315
Diamondback Energy Inc.[a]	54,171	5,618,345
Enbridge Inc. New	978,960	40,959,686
Encana Corp.	584,742	6,847,329
Energen Corp.[a]	58,322	3,175,050
EOG Resources Inc.	346,667	33,817,366
EQT Corp.	104,176	6,365,154
Exxon Mobil Corp.	931,665	76,405,847
Gulfport Energy Corp.[a]	95,136	1,635,388
Hess Corp.	161,688	7,794,978
HollyFrontier Corp.	106,492	3,017,983
Kinder Morgan Inc./DE	1,153,834	25,084,351
Kosmos Energy Ltd.[a,b]	113,674	757,069
Laredo Petroleum Inc.[a]	84,609	1,235,291
Marathon Oil Corp.	509,155	8,044,649
Marathon Petroleum Corp.	317,192	16,030,884
Matador Resources Co.[a,b]	55,803	1,327,553
Murphy Oil Corp.	97,331	2,782,693
Newfield Exploration Co.[a,b]	119,525	4,411,668
Noble Energy Inc.	261,722	8,987,533
Oasis Petroleum Inc.[a,b]	143,088	2,040,435
Occidental Petroleum Corp.	459,334	29,103,402
ONEOK Inc.	126,658	7,021,920
Parsley Energy Inc. Class Aa	133,183	4,329,779
PBF Energy Inc.	65,705	1,456,680
PDC Energy Inc.[a,b]	33,538	2,091,094
Phillips 66	265,124	21,003,123
Pioneer Natural Resources Co.	102,045	19,003,840
QEP Resources Inc.[a]	143,638	1,825,639
Range Resources Corp.	113,050	3,289,755
Rice Energy Inc.[a]	102,701	2,434,014
RSP Permian Inc.[a,b]	65,627	2,718,927
SemGroup Corp. Class A	31,881	1,147,716
SM Energy Co.	58,885	1,414,418
Southwestern Energy Co.[a]	299,222	2,444,644
Suncor Energy Inc.	1,002,748	30,834,501
Targa Resources Corp.	116,560	6,981,944
Tesoro Corp.	70,312	5,699,491
TransCanada Corp.	519,112	23,957,019
Valero Energy Corp.	271,071	17,969,297
Western Refining Inc.	47,555	1,667,754
Whiting Petroleum Corp.[a]	167,184	1,581,561
Williams Companies Inc. (The)	496,304	14,685,635
World Fuel Services Corp.	41,887	1,518,404

Security	Shares	Value
WPX Energy Inc.[a]	238,128	$3,188,534

		698,514,732

PAPER & FOREST PRODUCTS — 0.46%
Domtar Corp.	37,471	1,368,441
KapStone Paper and Packaging Corp.	53,048	1,225,409
Louisiana-Pacific Corp.[a]	86,690	2,151,645

		4,745,495

TOTAL COMMON STOCKS
(Cost: $1,314,060,592)		1,033,192,692

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	26,820,607	26,831,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	501,098	501,098

		27,332,433

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,325,236)		27,332,433

TOTAL INVESTMENTS IN SECURITIES — 102.51% (Cost: $1,341,385,828)[f]		1,060,525,125
Other Assets, Less Liabilities — (2.51)%		(25,930,506)

NET ASSETS — 100.00%		$1,034,594,619

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,377,653,166. Net unrealized depreciation was $317,128,041, of which $38,378,021 represented gross unrealized appreciation on securities and $355,506,062 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,033,192,692	$—	$—	$1,033,192,692
Money market funds	27,332,433	—	—	27,332,433

Total	$1,060,525,125	$—	$—	$1,060,525,125

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

COMMUNICATIONS EQUIPMENT — 5.40%
Acacia Communications Inc.[a,b]	2,822	$165,426
ADTRAN Inc.	10,137	210,343
Arista Networks Inc.[a,b]	8,878	1,174,293
ARRIS International PLC[a,b]	40,311	1,066,226
Brocade Communications Systems Inc.	86,397	1,078,235
Ciena Corp.[a,b]	29,931	706,671
Cisco Systems Inc.	1,059,538	35,812,384
CommScope Holding Co. Inc.[a]	41,099	1,714,239
EchoStar Corp. Class Aa,b	9,939	566,026
F5 Networks Inc.[a]	13,674	1,949,502
Finisar Corp.[a]	23,542	643,638
Harris Corp.	26,375	2,934,746
Infinera Corp.[a]	31,139	318,552
InterDigital Inc./PA	7,312	631,026
Ixia[a]	13,459	264,469
Juniper Networks Inc.	80,946	2,252,727
Lumentum Holdings Inc.[a]	11,803	629,690
Motorola Solutions Inc.	34,911	3,010,027
NETGEAR Inc.[a,b]	6,945	344,125
NetScout Systems Inc.[a,b]	19,557	742,188
Oclaro Inc.[a,b]	26,395	259,199
Palo Alto Networks Inc.[a]	19,429	2,189,260
Plantronics Inc.	6,949	376,010
Ubiquiti Networks Inc.[a]	5,384	270,600
ViaSat Inc.[a,b]	11,227	716,507
Viavi Solutions Inc.[a]	48,632	521,335

		60,547,444
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Amphenol Corp. Class A	65,040	4,628,897
Anixter International Inc.[a]	5,964	472,945
Arrow Electronics Inc.[a]	18,748	1,376,291
Avnet Inc.	27,314	1,249,889
AVX Corp.	9,418	154,267
Belden Inc.	8,939	618,489
Benchmark Electronics Inc.[a]	10,324	328,303
CDW Corp./DE	34,013	1,962,890
Celestica Inc.[a]	25,503	370,559
Cognex Corp.	18,236	1,530,912
Coherent Inc.[a]	5,213	1,072,001
Corning Inc.	196,268	5,299,236

Security	Shares	Value
Dolby Laboratories Inc. Class A	12,263	$642,704
Fabrinet[a]	7,714	324,220
Fitbit Inc. Class Aa,b	29,202	172,876
FLIR Systems Inc.	28,695	1,041,055
II-VI Inc.[a]	11,365	409,708
IPG Photonics Corp.[a,b]	7,939	958,237
Itron Inc.[a]	7,092	430,484
Jabil Circuit Inc.	38,460	1,112,263
Keysight Technologies Inc.[a]	36,352	1,313,761
Knowles Corp.[a]	18,692	354,213
Littelfuse Inc.	4,796	766,928
Methode Electronics Inc.	7,753	353,537
National Instruments Corp.	22,508	732,861
OSI Systems Inc.[a,b]	3,890	283,931
Plexus Corp.[a]	7,131	412,172
Sanmina Corp.[a]	15,833	642,820
SYNNEX Corp.	6,176	691,342
TE Connectivity Ltd.	75,142	5,601,836
Tech Data Corp.[a]	7,264	682,090
Trimble Inc.[a,b]	53,462	1,711,319
Universal Display Corp.[b]	9,372	806,929
VeriFone Systems Inc.[a,b]	23,693	443,770
Vishay Intertechnology Inc.	28,414	467,410
Zebra Technologies Corp. Class Aa	11,205	1,022,456

		40,443,601
INTERNET & DIRECT MARKETING RETAIL — 10.28%
Amazon.com Inc.[a]	83,795	74,287,619
Etsy Inc.[a]	20,079	213,440
Expedia Inc.	25,550	3,223,643
Groupon Inc.[a,b]	83,341	327,530
HSN Inc.	6,665	247,271
Liberty Expedia Holdings Inc. Class Aa,b	11,325	515,061
Liberty Interactive Corp. QVC Group Series Aa	94,004	1,881,960
Liberty TripAdvisor Holdings Inc. Class Aa	14,897	210,048
Liberty Ventures Series Aa	17,227	766,257
Netflix Inc.[a]	91,064	13,460,170
Priceline Group Inc. (The)[a]	10,403	18,517,028
Shutterfly Inc.[a,b]	7,175	346,481
TripAdvisor Inc.[a]	23,920	1,032,387
Wayfair Inc. Class Aa,b	6,330	256,302

		115,285,197

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 17.46%
2U Inc.[a]	8,665	$343,654
Akamai Technologies Inc.[a]	36,701	2,191,050
Alphabet Inc. Class Aa	55,424	46,988,467
Alphabet Inc. Class Ca	55,122	45,727,006
Bankrate Inc.[a]	9,517	91,839
Cornerstone OnDemand Inc.[a]	10,778	419,156
CoStar Group Inc.[a]	6,918	1,433,548
eBay Inc.[a]	213,892	7,180,355
Endurance International Group Holdings Inc.[a]	13,306	104,452
Envestnet Inc.[a,b]	9,176	296,385
Facebook Inc. Class Aa	498,295	70,782,805
GoDaddy Inc. Class Aa,b	10,697	405,416
Gogo Inc.[a,b]	11,568	127,248
GrubHub Inc.[a,b]	18,226	599,453
IAC/InterActiveCorp[a]	15,592	1,149,442
j2 Global Inc.	10,207	856,469
LogMeIn Inc.	11,141	1,086,248
New Relic Inc.[a]	6,636	245,997
NIC Inc.	12,970	261,994
Pandora Media Inc.[a]	49,447	583,969
Shutterstock Inc.[a]	3,945	163,126
Stamps.com Inc.[a]	3,312	391,975
Twitter Inc.[a,b]	127,257	1,902,492
VeriSign Inc.[a,b]	18,866	1,643,417
Web.com Group Inc.[a,b]	11,037	213,014
WebMD Health Corp.[a]	8,076	425,444
Yahoo! Inc.[a]	185,719	8,619,219
Yelp Inc.[a,b]	12,871	421,525
Zillow Group Inc. Class Aa	9,588	324,170
Zillow Group Inc. Class Ca	22,194	747,272

		195,726,607
IT SERVICES — 16.62%
Accenture PLC Class A	131,733	15,792,152
Acxiom Corp.[a,b]	16,696	475,335
Alliance Data Systems Corp.	11,851	2,950,899
Automatic Data Processing Inc.	94,977	9,724,695
Black Knight Financial Services Inc. Class Aa,b	4,848	185,678
Blackhawk Network Holdings Inc.[a]	11,648	472,909
Booz Allen Hamilton Holding Corp.	31,777	1,124,588
Broadridge Financial Solutions Inc.	25,088	1,704,730
CACI International Inc. Class Aa	5,188	608,552
Cardtronics PLC Class Aa	9,726	454,691

Security	Shares	Value
Cognizant Technology Solutions Corp. Class Aa	128,772	$7,664,509
Computer Sciences Corp.	29,926	2,065,193
Conduent Inc.[a]	36,312	609,315
Convergys Corp.	20,058	424,227
CoreLogic Inc./U.S.[a]	17,793	724,531
CSG Systems International Inc.	7,045	266,371
CSRA Inc.	30,832	903,069
DST Systems Inc.	6,697	820,382
EPAM Systems Inc.[a,b]	9,586	723,935
Euronet Worldwide Inc.[a]	11,063	946,108
EVERTEC Inc.	13,284	211,216
ExlService Holdings Inc.[a]	7,023	332,609
Fidelity National Information Services Inc.	69,533	5,536,217
First Data Corp. Class Aa	40,318	624,929
Fiserv Inc.[a]	45,396	5,234,613
FleetCor Technologies Inc.[a]	19,664	2,977,720
Gartner Inc.[a]	17,515	1,891,445
Genpact Ltd.	28,577	707,567
Global Payments Inc.	32,281	2,604,431
International Business Machines Corp.	181,600	31,623,824
Jack Henry & Associates Inc.	16,466	1,532,985
Leidos Holdings Inc.	30,268	1,547,906
ManTech International Corp./VA Class A	5,275	182,673
MasterCard Inc. Class A	199,336	22,419,320
MAXIMUS Inc.	13,735	854,317
NeuStar Inc. Class Aa	10,366	343,633
Paychex Inc.	67,499	3,975,691
PayPal Holdings Inc.[a]	237,610	10,221,982
Sabre Corp.	43,407	919,794
Science Applications International Corp.	9,268	689,539
Syntel Inc.	5,743	96,655
TeleTech Holdings Inc.	3,269	96,762
Teradata Corp.[a,b]	27,737	863,175
Total System Services Inc.	34,969	1,869,443
Travelport Worldwide Ltd.	26,624	313,364
Vantiv Inc. Class Aa	34,146	2,189,442
Visa Inc. Class A	393,111	34,935,775
Western Union Co. (The)	101,494	2,065,403
WEX Inc.[a,b]	8,150	843,525

		186,347,824

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.93%
Advanced Energy Industries Inc.[a]	8,356	$572,887
Advanced Micro Devices Inc.[a,b]	163,473	2,378,532
Amkor Technology Inc.[a]	26,986	312,768
Analog Devices Inc.	76,992	6,309,494
Applied Materials Inc.	228,465	8,887,288
Broadcom Ltd.	84,850	18,578,756
Cabot Microelectronics Corp.	5,322	407,718
Cavium Inc.[a]	14,199	1,017,500
Cirrus Logic Inc.[a]	13,611	826,052
Cree Inc.[a,b]	20,516	548,393
Cypress Semiconductor Corp.	69,484	956,100
Diodes Inc.[a]	8,131	195,551
Entegris Inc.[a]	29,707	695,144
First Solar Inc.[a,b]	16,683	452,109
Inphi Corp.[a]	7,854	383,432
Integrated Device Technology Inc.[a]	28,411	672,488
Intel Corp.	1,000,327	36,081,795
KLA-Tencor Corp.	33,213	3,157,560
Lam Research Corp.	34,419	4,418,023
MACOM Technology Solutions Holdings Inc.[a,b]	7,273	351,286
Marvell Technology Group Ltd.	93,750	1,430,625
Maxim Integrated Products Inc.	59,905	2,693,329
Microchip Technology Inc.	45,864	3,383,846
Micron Technology Inc.[a]	219,238	6,335,978
Microsemi Corp.[a]	24,435	1,259,136
MKS Instruments Inc.	11,406	784,162
Monolithic Power Systems Inc.	8,027	739,287
NVIDIA Corp.	124,618	13,574,639
ON Semiconductor Corp.[a]	88,359	1,368,681
Power Integrations Inc.	6,266	411,989
Qorvo Inc.[a]	26,677	1,828,975
QUALCOMM Inc.	312,505	17,919,037
Rambus Inc.[a]	23,784	312,522
Semtech Corp.[a]	13,787	466,001
Silicon Laboratories Inc.[a]	8,914	655,625
Skyworks Solutions Inc.	39,071	3,828,177
SunPower Corp.[a,b]	12,731	77,659
Synaptics Inc.[a,b]	7,441	368,404
Teradyne Inc.	42,272	1,314,659
Texas Instruments Inc.	211,499	17,038,359
Veeco Instruments Inc.[a]	8,615	257,158

Security	Shares	Value
Versum Materials Inc.[a]	23,121	$707,503
Xilinx Inc.	52,752	3,053,813
Xperi Corp.	10,394	352,876

		167,365,316
SOFTWARE — 20.21%
ACI Worldwide Inc.[a,b]	25,031	535,413
Activision Blizzard Inc.	146,346	7,296,812
Adobe Systems Inc.[a]	104,872	13,646,993
ANSYS Inc.[a,b]	18,112	1,935,629
Aspen Technology Inc.[a,b]	16,165	952,442
Autodesk Inc.[a]	41,372	3,577,437
Barracuda Networks Inc.[a]	5,812	134,315
Blackbaud Inc.	10,011	767,543
CA Inc.	66,430	2,107,160
Cadence Design Systems Inc.[a]	59,074	1,854,924
CDK Global Inc.	30,729	1,997,692
Citrix Systems Inc.[a]	33,133	2,762,961
CommVault Systems Inc.[a]	8,836	448,869
Dell Technologies Inc. Class Va	47,249	3,027,716
Ebix Inc.	4,652	284,935
Electronic Arts Inc.[a]	65,200	5,836,704
Ellie Mae Inc.[a]	7,179	719,838
Fair Isaac Corp.	6,582	848,749
FireEye Inc.[a,b]	31,759	400,481
Fortinet Inc.[a]	31,579	1,211,055
Gigamon Inc.[a,b]	6,427	228,480
Guidewire Software Inc.[a]	15,580	877,621
HubSpot Inc.[a,b]	6,599	399,569
Imperva Inc.[a]	6,137	251,924
Intuit Inc.	51,402	5,962,118
Manhattan Associates Inc.[a,b]	14,840	772,422
Microsoft Corp.	1,448,702	95,411,514
MicroStrategy Inc. Class Aa	1,981	372,032
Nuance Communications Inc.[a]	54,989	951,860
Open Text Corp.	55,763	1,896,500
Oracle Corp.	634,104	28,287,379
Paycom Software Inc.[a,b]	8,516	489,755
Paylocity Holding Corp.[a]	5,263	203,310
Pegasystems Inc.	7,625	334,356
Progress Software Corp.	10,228	297,123
Proofpoint Inc.[a,b]	9,175	682,253
PTC Inc.[a]	24,523	1,288,684
RealPage Inc.[a]	11,308	394,649
Red Hat Inc.[a,b]	37,735	3,264,077
salesforce.com Inc.[a]	138,560	11,429,814

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2017

Security	Shares	Value
ServiceNow Inc.[a]	34,859	$3,049,117
Splunk Inc.[a]	28,748	1,790,713
SS&C Technologies Holdings Inc.	36,103	1,278,046
Symantec Corp.	130,837	4,014,079
Synchronoss Technologies Inc.[a]	9,120	222,528
Synopsys Inc.[a]	31,817	2,294,960
Tableau Software Inc. Class Aa	12,314	610,159
Take-Two Interactive Software Inc.[a,b]	21,490	1,273,712
TiVo Corp.	25,384	475,950
Tyler Technologies Inc.[a]	7,102	1,097,685
Ultimate Software Group Inc. (The)[a]	6,286	1,227,090
Verint Systems Inc.[a]	13,327	578,059
VMware Inc. Class Aa,b	14,868	1,369,938
Workday Inc. Class Aa,b	25,853	2,153,038
Zendesk Inc.[a]	15,567	436,499
Zynga Inc. Class Aa,b	166,799	475,377

		226,490,058
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.35%
3D Systems Corp.[a,b]	22,872	342,165
Apple Inc.	676,193	97,141,886
BlackBerry Ltd.[a,b]	102,299	792,817
Cray Inc.[a,b]	8,365	183,194
Diebold Nixdorf Inc.	15,947	489,573
Electronics For Imaging Inc.[a,b]	9,790	478,046
Hewlett Packard Enterprise Co.	352,234	8,347,946
HP Inc.	358,127	6,403,311
NCR Corp.[a]	26,404	1,206,135
NetApp Inc.	57,326	2,399,093
Seagate Technology PLC	62,551	2,872,967
Super Micro Computer Inc.[a]	7,776	197,122
Western Digital Corp.	60,897	5,025,829
Xerox Corp.	180,957	1,328,224

		127,208,308

TOTAL COMMON STOCKS
(Cost: $859,511,388)		1,119,414,355

SHORT-TERM INVESTMENTS — 2.47%

MONEY MARKET FUNDS — 2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	26,881,851	26,892,603

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	758,444	$758,444

		27,651,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,644,745)		27,651,047

TOTAL INVESTMENTS IN SECURITIES — 102.33% (Cost: $887,156,133)[f]		1,147,065,402
Other Assets, Less Liabilities — (2.33)%		(26,132,212)

NET ASSETS — 100.00%		$1,120,933,190

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $892,908,504. Net unrealized appreciation was $254,156,898, of which $278,181,526 represented gross unrealized appreciation on securities and $24,024,628 represented gross unrealized depreciation on securities.

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,119,414,355	$—	$—	$1,119,414,355
Money market funds	27,651,047	—	—	27,651,047

Total	$1,147,065,402	$—	$—	$1,147,065,402

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 99.93%
ADTRAN Inc.	38,167	$791,965
Arista Networks Inc.[a,b]	27,896	3,689,804
ARRIS International PLC[a]	137,201	3,628,967
Brocade Communications Systems Inc.	278,462	3,475,206
Ciena Corp.[a]	111,142	2,624,063
Cisco Systems Inc.	190,423	6,436,297
CommScope Holding Co. Inc.[a]	88,285	3,682,367
EchoStar Corp. Class Aa	36,687	2,089,325
F5 Networks Inc.[a]	23,912	3,409,134
Finisar Corp.[a]	87,075	2,380,631
Harris Corp.	59,025	6,567,712
Infinera Corp.[a,b]	115,206	1,178,557
InterDigital Inc./PA	26,985	2,328,806
Ixia[a]	50,203	986,489
Juniper Networks Inc.	233,532	6,499,196
Lumentum Holdings Inc.[a]	43,649	2,328,674
Motorola Solutions Inc.	79,815	6,881,649
NETGEAR Inc.[a]	25,899	1,283,295
NetScout Systems Inc.[a,b]	72,196	2,739,838
Oclaro Inc.[a]	99,592	977,993
Palo Alto Networks Inc.[a]	56,465	6,362,476
Plantronics Inc.	26,098	1,412,163
Ubiquiti Networks Inc.[a,b]	20,051	1,007,763
ViaSat Inc.[a,b]	41,711	2,661,996
Viavi Solutions Inc.[a]	181,151	1,941,939

		77,366,305

TOTAL COMMON STOCKS
(Cost: $79,257,393)		77,366,305

SHORT-TERM INVESTMENTS — 9.12%

MONEY MARKET FUNDS — 9.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	7,032,821	7,035,634
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	25,486	25,486

		7,061,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,059,854)		7,061,120

Value
TOTAL INVESTMENTS IN SECURITIES — 109.05%
(Cost: $86,317,247)[f]	$84,427,425
Other Assets, Less Liabilities — (9.05)%	(7,010,207)

NET ASSETS — 100.00%	$77,417,218

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $86,677,606. Net unrealized depreciation was $2,250,181, of which $3,440,734 represented gross unrealized appreciation on securities and $5,690,915 represented gross unrealized depreciation on securities.

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$77,366,305	$—	$—	$77,366,305
Money market funds	7,061,120	—	—	7,061,120

Total	$84,427,425	$—	$—	$84,427,425

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

APPLICATION SOFTWARE — 53.46%
ACI Worldwide Inc.[a,b]	182,184	$3,896,916
Adobe Systems Inc.[a]	571,510	74,370,596
ANSYS Inc.[a,b]	132,609	14,171,924
Aspen Technology Inc.[a]	118,162	6,962,105
Autodesk Inc.[a]	304,211	26,305,125
Blackbaud Inc.	73,831	5,660,623
Cadence Design Systems Inc.[a]	433,009	13,596,483
CDK Global Inc.	225,238	14,642,722
Citrix Systems Inc.[a]	242,860	20,252,096
Ebix Inc.	33,760	2,067,800
Ellie Mae Inc.[a]	52,456	5,259,763
Fair Isaac Corp.	48,244	6,221,064
Guidewire Software Inc.[a,b]	114,173	6,431,365
HubSpot Inc.[a,b]	48,302	2,924,686
Intuit Inc.	302,081	35,038,375
Manhattan Associates Inc.[a]	109,350	5,691,668
MicroStrategy Inc. Class Aa	14,601	2,742,068
Nuance Communications Inc.[a]	403,065	6,977,055
Open Text Corp.	408,734	13,901,043
Paycom Software Inc.[a,b]	61,914	3,560,674
Paylocity Holding Corp.[a,b]	37,551	1,450,595
Pegasystems Inc.	55,723	2,443,454
PTC Inc.[a]	179,748	9,445,758
RealPage Inc.[a]	82,497	2,879,145
salesforce.com Inc.[a]	822,884	67,879,701
Splunk Inc.[a,b]	210,721	13,125,811
SS&C Technologies Holdings Inc.	264,632	9,367,973
Synchronoss Technologies Inc.[a,b]	66,448	1,621,331
Synopsys Inc.[a]	233,767	16,861,614
Tyler Technologies Inc.[a,b]	52,056	8,045,775
Ultimate Software Group Inc. (The)[a]	46,077	8,994,691
Verint Systems Inc.[a,b]	97,360	4,222,990
Workday Inc. Class Aa,b	189,501	15,781,643
Zendesk Inc.[a]	115,510	3,238,900

		436,033,532
HOME ENTERTAINMENT SOFTWARE — 12.40%
Activision Blizzard Inc.	1,040,349	51,871,801
Electronic Arts Inc.[a]	407,508	36,480,116
Take-Two Interactive Software Inc.[a]	157,519	9,336,151
Zynga Inc. Class Aa	1,222,623	3,484,476

		101,172,544

Security	Shares	Value
SYSTEMS SOFTWARE — 34.08%
Barracuda Networks Inc.[a]	43,936	$1,015,361
CA Inc.	486,926	15,445,293
CommVault Systems Inc.[a]	65,121	3,308,147
FireEye Inc.[a,b]	236,531	2,982,656
Fortinet Inc.[a]	231,474	8,877,028
Gigamon Inc.[a,b]	47,698	1,695,664
Imperva Inc.[a,b]	44,889	1,842,693
Microsoft Corp.	1,058,702	69,726,114
Oracle Corp.	1,614,745	72,033,774
Progress Software Corp.	75,700	2,199,085
Proofpoint Inc.[a,b]	67,251	5,000,784
Red Hat Inc.[a]	276,933	23,954,704
ServiceNow Inc.[a]	255,516	22,349,985
Symantec Corp.	961,229	29,490,506
Tableau Software Inc. Class Aa	89,710	4,445,130
TiVo Corp.	187,793	3,521,119
VMware Inc. Class Aa,b	109,413	10,081,314

		277,969,357

TOTAL COMMON STOCKS
(Cost: $781,271,233)		815,175,433

SHORT-TERM INVESTMENTS — 5.77%

MONEY MARKET FUNDS — 5.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	46,579,078	46,597,709
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	442,614	442,614

		47,040,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,031,937)		47,040,323

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.71%
(Cost: $828,303,170)[f]	$862,215,756
Other Assets, Less Liabilities — (5.71)%	(46,584,446)

NET ASSETS — 100.00%	$815,631,310

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $829,619,235. Net unrealized appreciation was $32,596,521, of which $53,735,163 represented gross unrealized appreciation on securities and $21,138,642 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$815,175,433	$—	$—	$815,175,433
Money market funds	47,040,323	—	—	47,040,323

Total	$862,215,756	$—	$—	$862,215,756

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® PHLX SEMICONDUCTOR ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 0.81%
InterDigital Inc./PA	83,357	$7,193,709

		7,193,709
SEMICONDUCTOR EQUIPMENT — 13.46%
Applied Materials Inc.	941,569	36,627,034
ASML Holding NV NYS[a,b]	165,399	21,964,987
Lam Research Corp.	287,697	36,928,787
MKS Instruments Inc.	130,221	8,952,694
Teradyne Inc.	488,928	15,205,661

		119,679,163
SEMICONDUCTORS — 85.64%
Advanced Micro Devices Inc.[b,c]	2,285,831	33,258,841
Analog Devices Inc.	416,254	34,112,015
Broadcom Ltd.	323,362	70,803,344
Cavium Inc.[b,c]	164,815	11,810,643
Cirrus Logic Inc.[c]	156,072	9,472,010
Cree Inc.[b,c]	236,677	6,326,376
Cypress Semiconductor Corp.	796,776	10,963,638
Integrated Device Technology Inc.[b,c]	324,184	7,673,435
Intel Corp.	1,884,177	67,962,264
Marvell Technology Group Ltd.	1,234,094	18,832,275
Maxim Integrated Products Inc.	686,882	30,882,215
Microchip Technology Inc.	470,271	34,696,594
Micron Technology Inc.[c]	1,454,936	42,047,650
Microsemi Corp.[c]	280,169	14,437,109
Monolithic Power Systems Inc.	98,828	9,102,059
NVIDIA Corp.	672,124	73,214,467
ON Semiconductor Corp.[c]	1,019,566	15,793,077
Qorvo Inc.[b,c]	307,258	21,065,609
QUALCOMM Inc.	1,207,631	69,245,562
Silicon Motion Technology Corp. ADR	85,643	4,003,810
Skyworks Solutions Inc.	359,706	35,243,994
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,083,692	35,588,445
Texas Instruments Inc.	890,200	71,714,512
Xilinx Inc.	579,806	33,564,969

		761,814,913

TOTAL COMMON STOCKS
(Cost: $846,615,519)		888,687,785

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	27,578,020	$27,589,051
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	957,410	957,410

		28,546,461

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,545,200)		28,546,461

TOTAL INVESTMENTS IN SECURITIES — 103.12%
(Cost: $875,160,719)[g]		917,234,246
Other Assets, Less Liabilities — (3.12)%		(27,715,976)

NET ASSETS — 100.00%		$889,518,270

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $876,414,067. Net unrealized appreciation was $40,820,179, of which $57,162,891 represented gross unrealized appreciation on securities and $16,342,712 represented gross unrealized depreciation on securities.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

March 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$888,687,785	$—	$—	$888,687,785
Money market funds	28,546,461	—	—	28,546,461

Total	$917,234,246	$—	$—	$917,234,246

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,006,345,524	$1,314,060,592	$859,511,388
Affiliated (Note 2)	1,374,894,392	27,325,236	27,644,745

Total cost of investments	$11,381,239,916	$1,341,385,828	$887,156,133

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,334,966,200	$1,033,192,692	$1,119,414,355
Affiliated (Note 2)	1,375,302,485	27,332,433	27,651,047

Total fair value of investments	9,710,268,685	1,060,525,125	1,147,065,402
Cash	—	24,393	871,203
Receivables:
Investment securities sold	40,325	—	—
Dividends and interest	2,419,061	1,282,130	327,850
Capital shares sold	36,166	8,764	—
Tax reclaims	26,011	—	—

Total Assets	9,712,790,248	1,061,840,412	1,148,264,455

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,365,902,842	26,819,880	26,882,940
Capital shares redeemed	257,170	—	—
Investment advisory fees (Note 2)	3,313,399	425,913	448,325

Total Liabilities	1,369,473,411	27,245,793	27,331,265

NET ASSETS	$8,343,316,837	$1,034,594,619	$1,120,933,190

Net assets consist of:
Paid-in capital	$10,595,774,769	$1,683,693,588	$883,979,050
Undistributed (distributions in excess of) net investment income	(127,672)	(410,690)	112,217
Accumulated net realized loss	(581,359,029)	(367,829,375)	(23,067,346)
Net unrealized appreciation (depreciation)	(1,670,971,231)	(280,858,904)	259,909,269

NET ASSETS	$8,343,316,837	$1,034,594,619	$1,120,933,190

Shares outstanding[b]	28,450,000	30,200,000	8,100,000

Net asset value per share	$293.26	$34.26	$138.39

[a]	Securities on loan with values of $1,329,689,104, $26,470,614 and $26,442,170, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2017

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments, at cost:
Unaffiliated	$79,257,393	$781,271,233	$846,615,519
Affiliated (Note 2)	7,059,854	47,031,937	28,545,200

Total cost of investments	$86,317,247	$828,303,170	$875,160,719

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$77,366,305	$815,175,433	$888,687,785
Affiliated (Note 2)	7,061,120	47,040,323	28,546,461

Total fair value of investments	84,427,425	862,215,756	917,234,246
Cash	—	6,338,162	—
Receivables:
Dividends and interest	54,600	338,537	183,872
Capital shares sold	—	4,175	25,067

Total Assets	84,482,025	868,896,630	917,443,185

LIABILITIES
Payables:
Investment securities purchased	—	6,364,729	—
Collateral for securities on loan (Note 1)	7,033,248	46,583,632	27,583,432
Capital shares redeemed	—	4,175	—
Investment advisory fees (Note 2)	31,559	312,784	341,483

Total Liabilities	7,064,807	53,265,320	27,924,915

NET ASSETS	$77,417,218	$815,631,310	$889,518,270

Net assets consist of:
Paid-in capital	$171,394,181	$814,273,109	$897,145,041
Undistributed net investment income	—	218,420	—
Accumulated net realized loss	(92,087,141)	(32,772,805)	(49,700,298)
Net unrealized appreciation (depreciation)	(1,889,822)	33,912,586	42,073,527

NET ASSETS	$77,417,218	$815,631,310	$889,518,270

Shares outstanding[b]	1,700,000	6,450,000	6,500,000

Net asset value per share	$45.54	$126.45	$136.85

[a]	Securities on loan with values of $6,815,533, $45,681,469 and $27,452,203, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$36,025,314	$23,520,509	$12,053,736
Dividends — affiliated (Note 2)	17,276	2,699	3,778
Securities lending income — affiliated — net (Note 2)	15,638,808	115,105	130,528

Total investment income	51,681,398	23,638,313	12,188,042

EXPENSES
Investment advisory fees (Note 2)	35,045,726	5,261,735	4,486,273

Total expenses	35,045,726	5,261,735	4,486,273

Net investment income	16,635,672	18,376,578	7,701,769

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(646,586,670)	(91,659,493)	(972,659)
Investments — affiliated (Note 2)	40,142	4,257	3,361
In-kind redemptions — unaffiliated	580,015,251	(1,937,230)	106,215,274
Foreign currency transactions	—	13,051	—
Realized gain distributions from affiliated funds	632	77	44

Net realized gain (loss)	(66,530,645)	(93,579,338)	105,246,020

Net change in unrealized appreciation/depreciation	868,220,273	247,596,340	105,234,438

Net realized and unrealized gain	801,689,628	154,017,002	210,480,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$818,325,300	$172,393,580	$218,182,227

[a]	Net of foreign withholding tax of $125,003, $601,420 and $3,375, respectively.

See notes to financial statements.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2017

	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$767,253	$4,750,822	$9,462,869
Dividends — affiliated (Note 2)	301	1,903	1,999
Securities lending income — affiliated — net (Note 2)	22,359	265,784	49,819

Total investment income	789,913	5,018,509	9,514,687

EXPENSES
Investment advisory fees (Note 2)	337,234	3,565,713	2,680,109

Total expenses	337,234	3,565,713	2,680,109

Net investment income	452,679	1,452,796	6,834,578

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,176,797)	(6,483,865)	(24,586,991)
Investments — affiliated (Note 2)	1,120	5,691	4,353
In-kind redemptions — unaffiliated	12,983,364	104,182,885	163,460,638
Realized gain distributions from affiliated funds	4	55	21

Net realized gain	9,807,691	97,704,766	138,878,021

Net change in unrealized appreciation/depreciation	5,368,560	68,000,281	83,082,180

Net realized and unrealized gain	15,176,251	165,705,047	221,960,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,628,930	$167,157,843	$228,794,779

[a]	Net of foreign withholding tax of $ —, $27,131 and $162,386, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Nasdaq Biotechnology ETF
	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,635,672	$6,319,305
Net realized gain (loss)	(66,530,645)	1,096,620,994
Net change in unrealized appreciation/depreciation	868,220,273	(3,132,927,892)

Net increase (decrease) in net assets resulting from operations	818,325,300	(2,029,987,593)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,076,407)	(6,085,798)

Total distributions to shareholders	(17,076,407)	(6,085,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,566,920,582	15,821,536,779
Cost of shares redeemed	(10,411,884,847)	(15,750,766,704)

Net increase in net assets from capital share transactions	1,155,035,735	70,770,075

INCREASE (DECREASE) IN NET ASSETS	1,956,284,628	(1,965,303,316)

NET ASSETS
Beginning of year	6,387,032,209	8,352,335,525

End of year	$8,343,316,837	$6,387,032,209

Distributions in excess of net investment income included in net assets at end of year	$(127,672)	$(36,974)

SHARES ISSUED AND REDEEMED
Shares sold	41,650,000	48,650,000
Shares redeemed	(37,700,000)	(48,450,000)

Net increase in shares outstanding	3,950,000	200,000

See notes to financial statements.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Natural Resources ETF
	Year ended March 31, 2017	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,376,578	$25,496,067	$43,272,119
Net realized loss	(93,579,338)	(194,574,814)	(24,802,757)
Net change in unrealized appreciation/depreciation	247,596,340	(58,181,227)	(782,077,769)

Net increase (decrease) in net assets resulting from operations	172,393,580	(227,259,974)	(763,608,407)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,698,867)	(29,675,012)	(41,026,019)

Total distributions to shareholders	(18,698,867)	(29,675,012)	(41,026,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,280,443	556,303,270	524,355,084
Cost of shares redeemed	(233,477,703)	(1,194,246,899)	(212,928,181)

Net increase (decrease) in net assets from capital share transactions	(153,197,260)	(637,943,629)	311,426,903

INCREASE (DECREASE) IN NET ASSETS	497,453	(894,878,615)	(493,207,523)

NET ASSETS
Beginning of period	1,034,097,166	1,928,975,781	2,422,183,304

End of period	$1,034,594,619	$1,034,097,166	$1,928,975,781

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(410,690)	$(940,129)	$674,899

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	18,600,000	13,350,000
Shares redeemed	(7,000,000)	(42,200,000)	(5,350,000)

Net increase (decrease) in shares outstanding	(4,600,000)	(23,600,000)	8,000,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech ETF
	Year ended March 31, 2017	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,701,769	$6,072,083	$6,615,211
Net realized gain	105,246,020	72,285,357	50,981,039
Net change in unrealized appreciation/depreciation	105,234,438	(57,649,154)	38,235,343

Net increase in net assets resulting from operations	218,182,227	20,708,286	95,831,593

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,920,921)	(6,242,558)	(6,741,637)

Total distributions to shareholders	(7,920,921)	(6,242,558)	(6,741,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	299,186,961	196,186,412	123,600,299
Cost of shares redeemed	(251,499,319)	(171,165,517)	(105,532,958)

Net increase in net assets from capital share transactions	47,687,642	25,020,895	18,067,341

INCREASE IN NET ASSETS	257,948,948	39,486,623	107,157,297

NET ASSETS
Beginning of period	862,984,242	823,497,619	716,340,322

End of period	$1,120,933,190	$862,984,242	$823,497,619

Undistributed net investment income included in net assets at end of period	$112,217	$3,055,962	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	1,800,000	1,200,000
Shares redeemed	(2,150,000)	(1,650,000)	(1,050,000)

Net increase in shares outstanding	300,000	150,000	150,000

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Multimedia Networking ETF
	Year ended March 31, 2017	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$452,679	$708,904	$1,217,804
Net realized gain (loss)	9,807,691	(4,087,329)	22,909,938
Net change in unrealized appreciation/depreciation	5,368,560	(12,221,616)	658,929

Net increase (decrease) in net assets resulting from operations	15,628,930	(15,600,041)	24,786,671

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(461,185)	(765,283)	(1,271,995)

Total distributions to shareholders	(461,185)	(765,283)	(1,271,995)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	454,478,549	291,226,013	30,829,122
Cost of shares redeemed	(445,249,500)	(373,631,384)	(226,585,564)

Net increase (decrease) in net assets from capital share transactions	9,229,049	(82,405,371)	(195,756,442)

INCREASE (DECREASE) IN NET ASSETS	24,396,794	(98,770,695)	(172,241,766)

NET ASSETS
Beginning of period	53,020,424	151,791,119	324,032,885

End of period	$77,417,218	$53,020,424	$151,791,119

Undistributed net investment income included in net assets at end of period	$—	$—	$50,359

SHARES ISSUED AND REDEEMED
Shares sold	11,950,000	8,500,000	850,000
Shares redeemed	(11,700,000)	(10,900,000)	(6,500,000)

Net increase (decrease) in shares outstanding	250,000	(2,400,000)	(5,650,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF
	Year ended March 31, 2017	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,452,796	$6,320,109	$2,954,865
Net realized gain	97,704,766	80,470,954	161,609,716
Net change in unrealized appreciation/depreciation	68,000,281	(132,403,949)	55,415,406

Net increase (decrease) in net assets resulting from operations	167,157,843	(45,612,886)	219,979,987

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,234,973)	(6,319,566)	(3,012,527)

Total distributions to shareholders	(1,234,973)	(6,319,566)	(3,012,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,282,126,469	599,066,096	658,515,276
Cost of shares redeemed	(2,342,098,526)	(918,091,920)	(770,032,664)

Net decrease in net assets from capital share transactions	(59,972,057)	(319,025,824)	(111,517,388)

INCREASE (DECREASE) IN NET ASSETS	105,950,813	(370,958,276)	105,450,072

NET ASSETS
Beginning of period	709,680,497	1,080,638,773	975,188,701

End of period	$815,631,310	$709,680,497	$1,080,638,773

Undistributed net investment income included in net assets at end of period	$218,420	$543	$—

SHARES ISSUED AND REDEEMED
Shares sold	20,800,000	6,150,000	7,050,000
Shares redeemed	(21,400,000)	(9,650,000)	(8,000,000)

Net decrease in shares outstanding	(600,000)	(3,500,000)	(950,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF
	Year ended March 31, 2017	Period from August 1, 2015 to March 31, 2016[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,834,578	$2,877,255	$8,571,083
Net realized gain (loss)	138,878,021	(15,212,945)	104,969,304
Net change in unrealized appreciation/depreciation	83,082,180	28,156,770	(68,151,543)

Net increase in net assets resulting from operations	228,794,779	15,821,080	45,388,844

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,316,814)	(3,603,683)	(9,730,336)

Total distributions to shareholders	(7,316,814)	(3,603,683)	(9,730,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,613,929,982	1,300,892,113	1,404,290,668
Cost of shares redeemed	(2,326,167,562)	(1,331,015,868)	(1,525,083,199)

Net increase (decrease) in net assets from capital share transactions	287,762,420	(30,123,755)	(120,792,531)

INCREASE (DECREASE) IN NET ASSETS	509,240,385	(17,906,358)	(85,134,023)

NET ASSETS
Beginning of period	380,277,885	398,184,243	483,318,266

End of period	$889,518,270	$380,277,885	$398,184,243

SHARES ISSUED AND REDEEMED
Shares sold	23,750,000	15,200,000	15,500,000
Shares redeemed	(21,400,000)	(15,600,000)	(16,800,000)

Net increase (decrease) in shares outstanding	2,350,000	(400,000)	(1,300,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$260.70	$343.72	$236.32	$159.94	$123.34

Income from investment operations:
Net investment income (loss)[a]	0.62	0.26	0.08 [b]	(0.09)	0.32
Net realized and unrealized gain (loss)[c]	32.58	(83.03)	107.77	76.54	36.91

Total from investment operations	33.20	(82.77)	107.85	76.45	37.23

Less distributions from:
Net investment income	(0.64)	(0.25)	(0.45)	(0.07)	(0.63)

Total distributions	(0.64)	(0.25)	(0.45)	(0.07)	(0.63)

Net asset value, end of year	$293.26	$260.70	$343.72	$236.32	$159.94

Total return	12.75%	(24.09)%	45.69%	47.81%	30.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,343,317	$6,387,032	$8,352,336	$5,045,510	$2,591,108
Ratio of expenses to average net assets	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.22%	0.08%	0.03%[b]	(0.05)%	0.24%
Portfolio turnover rate[d]	18%	24%	33%	39%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$29.72	$33.03	$48.06	$40.54	$36.56	$44.13

Income from investment operations:
Net investment income[b]	0.57	0.51	0.78	0.66	0.64	0.51
Net realized and unrealized gain (loss)[c]	4.55	(3.16)	(15.08)	7.52	4.02	(7.59)

Total from investment operations	5.12	(2.65)	(14.30)	8.18	4.66	(7.08)

Less distributions from:
Net investment income	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)

Total distributions	(0.58)	(0.66)	(0.73)	(0.66)	(0.68)	(0.49)

Net asset value, end of period	$34.26	$29.72	$33.03	$48.06	$40.54	$36.56

Total return	17.26%	(7.96)%[d]	(29.99)%	20.33%	12.84%	(16.04)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,034,595	$1,034,097	$1,928,976	$2,422,183	$2,000,529	$1,692,521
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.67%	2.55%	1.96%	1.50%	1.62%	1.34%
Portfolio turnover rate[f]	12%	9%[d]	9%	7%	7%	8%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$110.64	$107.65	$95.51	$77.54	$65.74	$61.97

Income from investment operations:
Net investment income[b]	1.00	0.74	0.88	0.79	0.74	0.40
Net realized and unrealized gain[c]	27.77	3.01	12.16	17.98	11.78	3.80

Total from investment operations	28.77	3.75	13.04	18.77	12.52	4.20

Less distributions from:
Net investment income	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)

Total distributions	(1.02)	(0.76)	(0.90)	(0.80)	(0.72)	(0.43)

Net asset value, end of period	$138.39	$110.64	$107.65	$95.51	$77.54	$65.74

Total return	26.13%	3.51%[d]	13.70%	24.29%	19.16%	6.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,120,933	$862,984	$823,498	$716,340	$585,445	$479,902
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.82%	1.05%	0.87%	0.90%	1.04%	0.64%
Portfolio turnover rate[f]	7%	6%[d]	6%	9%	9%	9%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$36.57	$39.43	$34.11	$29.97	$24.52	$29.06

Income from investment operations:
Net investment income[b]	0.26	0.22	0.21	0.14	0.33	0.15
Net realized and unrealized gain (loss)[c]	8.97	(2.80)	5.34	4.13	5.81	(4.53)

Total from investment operations	9.23	(2.58)	5.55	4.27	6.14	(4.38)

Less distributions from:
Net investment income	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)	(0.14)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.26)	(0.28)	(0.23)	(0.13)	(0.69)	(0.16)

Net asset value, end of period	$45.54	$36.57	$39.43	$34.11	$29.97	$24.52

Total return	25.31%	(6.54)%[d]	16.31%	14.25%	25.16%	(15.12)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$77,417	$53,020	$151,791	$324,033	$227,783	$197,422
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.64%	0.92%	0.59%	0.44%	1.18%	0.54%
Portfolio turnover rate[f]	27%	26%[d]	23%	30%	25%	33%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$100.66	$102.43	$84.80	$73.32	$59.36	$59.10

Income from investment operations:
Net investment income[b]	0.22	0.68 [c]	0.24	0.23	0.25	0.09
Net realized and unrealized gain (loss)[d]	25.75	(1.58)	17.63	11.59	13.88	0.27

Total from investment operations	25.97	(0.90)	17.87	11.82	14.13	0.36

Less distributions from:
Net investment income	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)

Total distributions	(0.18)	(0.87)	(0.24)	(0.34)	(0.17)	(0.10)

Net asset value, end of period	$126.45	$100.66	$102.43	$84.80	$73.32	$59.36

Total return	25.82%	(0.86)%[e]	21.10%	16.14%	23.84%	0.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$815,631	$709,680	$1,080,639	$975,189	$729,551	$599,532
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.19%	1.04%[c]	0.25%	0.29%	0.38%	0.16%
Portfolio turnover rate[g]	12%	9%[e]	15%	13%	15%	10%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Year ended Mar. 31, 2017	Period from Aug. 1, 2015 to Mar. 31, 2016[a]	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$91.63	$87.51	$82.62	$64.95	$52.19	$52.40

Income from investment operations:
Net investment income[b]	1.36	0.68	1.45 [c]	0.87	0.75	0.55
Net realized and unrealized gain (loss)[d]	45.26	4.36	4.96	17.78	12.76	(0.32)

Total from investment operations	46.62	5.04	6.41	18.65	13.51	0.23

Less distributions from:
Net investment income	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)

Total distributions	(1.40)	(0.92)	(1.52)	(0.98)	(0.75)	(0.44)

Net asset value, end of period	$136.85	$91.63	$87.51	$82.62	$64.95	$52.19

Total return	51.20%	5.84%[e]	7.65%	28.89%[f]	26.15%	0.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$889,518	$380,278	$398,184	$483,318	$207,826	$208,750
Ratio of expenses to average net assets[g]	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[g]	1.22%	1.19%	1.59%[c]	1.16%	1.33%	1.06%
Portfolio turnover rate[h]	38%	30%[e]	21%	34%	16%	27%

[a]	The Fund’s fiscal year-end was changed from July 31 to March 31.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 28.87%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Non-diversified
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
PHLX Semiconductor	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

52	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

54	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Nasdaq Biotechnology
Barclays Capital Inc.	$30,928,102	$30,928,102	$—
BNP Paribas New York Branch	14,971,309	14,971,309	—
BNP Paribas Prime Brokerage Inc.	3,129,921	3,129,921	—
BNP Paribas Prime Brokerage International Ltd.	25,115,696	25,115,696	—
Citigroup Global Markets Inc.	64,870,302	64,870,302	—
Credit Suisse Securities (USA) LLC	121,194,780	121,194,780	—
Deutsche Bank Securities Inc.	202,912,143	202,912,143	—
Goldman Sachs & Co.	162,676,783	162,676,783	—
HSBC Bank PLC	11,479,082	11,479,082	—
Jefferies LLC	2,170,027	2,170,027	—
JPMorgan Securities LLC	316,488,129	316,488,129	—
Merrill Lynch, Pierce, Fenner & Smith	53,754,250	53,734,612	(19,638)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	140,130,951	140,130,951	—
National Financial Services LLC	24,578,387	24,578,387	—
Nomura Securities International Inc.	7,230,158	7,230,158	—
RBC Capital Markets LLC	5,283,857	5,283,857	—
Scotia Capital (USA) Inc.	12,677,212	12,677,212	—
SG Americas Securities LLC	134,568	134,568	—
State Street Bank & Trust Company	72,875,951	72,875,951	—
UBS AG	26,254,558	26,254,558	—
UBS Securities LLC	16,306,813	16,306,813	—
Wells Fargo Securities LLC	14,526,125	14,526,125	—

	$1,329,689,104	$1,329,669,466	$(19,638)

North American Natural Resources
Barclays Capital Inc.	$1,084,488	$1,084,488	$—
BNP Paribas New York Branch	1,581,345	1,581,345	—
BNP Paribas Prime Brokerage Inc.	786,684	786,684	—
Citigroup Global Markets Inc.	5,053,984	5,053,984	—
Credit Suisse Securities (USA) LLC	1,978,596	1,978,596	—
Deutsche Bank Securities Inc.	554,955	554,955	—
Goldman Sachs & Co.	3,137,060	3,137,060	—
Jefferies LLC	96,360	96,360	—
JPMorgan Securities LLC	2,246,083	2,246,083	—
Merrill Lynch, Pierce, Fenner & Smith	1,926,526	1,925,175	(1,351)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,550,821	3,550,821	—
State Street Bank & Trust Company	2,642,938	2,642,938	—
UBS AG	11,895	11,895	—
UBS Securities LLC	1,813,764	1,813,764	—
Wells Fargo Securities LLC	5,115	5,115	—

	$26,470,614	$26,469,263	$(1,351)

56	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
North American Tech
Barclays Capital Inc.	$227,365	$227,365	$—
BNP Paribas New York Branch	475,335	475,335	—
BNP Paribas Prime Brokerage International Ltd.	764,619	764,619	—
Citigroup Global Markets Inc.	3,068,679	3,040,845	(27,834)
Credit Suisse Securities (USA) LLC	1,449,424	1,449,424	—
Deutsche Bank Securities Inc.	2,097,768	2,097,768	—
Goldman Sachs & Co.	4,514,150	4,514,150	—
HSBC Bank PLC	488	488	—
JPMorgan Securities LLC	8,206,391	8,206,391	—
Merrill Lynch, Pierce, Fenner & Smith	1,535,473	1,535,473	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,404,257	1,404,257	—
Nomura Securities International Inc.	172,344	172,344	—
Scotia Capital (USA) Inc.	24,739	24,739	—
State Street Bank & Trust Company	123,744	123,744	—
UBS AG	91,183	91,183	—
UBS Securities LLC	2,021,947	2,021,947	—
Wells Fargo Securities LLC	264,264	264,264	—

	$26,442,170	$26,414,336	$(27,834)

North American Tech-Multimedia Networking
Credit Suisse Securities (USA) LLC	$138,637	$138,637	$—
Goldman Sachs & Co.	1,948,591	1,948,591	—
JPMorgan Securities LLC	3,357,674	3,357,674	—
Merrill Lynch, Pierce, Fenner & Smith	351,010	351,010	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	86,648	86,648	—
UBS AG	932,973	932,973	—

	$6,815,533	$6,815,533	$—

North American Tech-Software
BNP Paribas New York Branch	$171,473	$171,473	$—
BNP Paribas Prime Brokerage International Ltd.	4,529,688	4,529,688	—
Citigroup Global Markets Inc.	4,043,665	4,043,665	—
Credit Suisse Securities (USA) LLC	273,687	273,687	—
Deutsche Bank Securities Inc.	3,708,552	3,708,552	—
Goldman Sachs & Co.	6,111,391	6,111,391	—
HSBC Bank PLC	4,338	4,338	—
JPMorgan Securities LLC	9,497,680	9,497,680	—
Merrill Lynch, Pierce, Fenner & Smith	10,742,697	10,742,697	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,231,668	6,231,668	—
Nomura Securities International Inc.	42,748	42,748	—
Scotia Capital (USA) Inc.	66,624	66,624	—
UBS Securities LLC	257,258	257,258	—

	$45,681,469	$45,681,469	$—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
PHLX Semiconductor
Citigroup Global Markets Inc.	$14,181,929	$13,986,988	$(194,941)
Deutsche Bank Securities Inc.	1,586,488	1,586,488	—
Goldman Sachs & Co.	1,526,283	1,526,283	—
HSBC Bank PLC	2,100,918	2,093,699	(7,219)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,918,720	1,918,720	—
State Street Bank & Trust Company	6,098,025	6,098,025	—
Timber Hill LLC	39,840	39,840	—

	$27,452,203	$27,250,043	$(202,160)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.4800%	First $121 billion
0.4560[a]	Over $121 billion, up to and including $181 billion
0.4332[a]	Over $181 billion, up to and including $231 billion
0.4116[a]	Over $231 billion, up to and including $281 billion
0.3910[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

58	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$6,417,739
North American Natural Resources	54,743
North American Tech	58,744
North American Tech-Multimedia Networking	10,845
North American Tech-Software	116,116
PHLX Semiconductor	24,800

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended March 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$71,306,989	$76,736,276
North American Natural Resources	26,246,724	53,110,009
North American Tech	23,166,454	9,839,604
North American Tech-Multimedia Networking	4,355,458	4,275,241
North American Tech-Software	27,951,171	23,273,833
PHLX Semiconductor	35,420,020	29,345,225

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$1,322,122,763	$1,310,908,789
North American Natural Resources	136,092,084	135,293,586
North American Tech	84,290,318	69,473,958
North American Tech-Multimedia Networking	18,721,036	20,891,955
North American Tech-Software	91,176,562	90,728,229
PHLX Semiconductor	216,545,055	221,365,021

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$11,516,521,386	$10,358,879,640
North American Natural Resources	79,556,117	230,865,712
North American Tech	297,801,319	250,199,088
North American Tech-Multimedia Networking	453,797,071	442,403,961
North American Tech-Software	2,273,168,198	2,332,764,804
PHLX Semiconductor	2,581,916,063	2,289,842,942

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

60	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to the characterization of corporate actions, passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Nasdaq Biotechnology	$185,374,888	$350,037	$(185,724,925)
North American Natural Resources	(50,114,912)	851,728	49,263,184
North American Tech	97,604,932	(2,724,593)	(94,880,339)
North American Tech-Multimedia Networking	9,582,905	8,506	(9,591,411)
North American Tech-Software	89,666,377	54	(89,666,431)
PHLX Semiconductor	137,587,215	482,236	(138,069,451)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	Year Ended March 31, 2017	Year Ended March 31, 2016
Nasdaq Biotechnology
Ordinary income	$17,076,407	$6,085,798

The tax character of distributions paid during the year ended March 31, 2017, the period ended March 31, 2016 and the year ended July 31, 2015 was as follows:

iShares ETF	Year Ended March 31, 2017	Period Ended March 31, 2016	Year Ended July 31, 2015
North American Natural Resources
Ordinary income	$18,698,867	$29,675,012	$41,026,019

North American Tech
Ordinary income	$7,920,921	$6,242,558	$6,741,637

North American Tech-Multimedia Networking
Ordinary income	$461,185	$765,283	$1,271,995

North American Tech-Software
Ordinary income	$1,234,973	$6,319,566	$3,012,527

PHLX Semiconductor
Ordinary income	$7,316,814	$3,603,683	$9,730,336

62	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Nasdaq Biotechnology	$1,517,939	$(395,610,577)	$(1,858,365,294)	$(2,252,457,932)
North American Natural Resources	—	(331,972,727)	(317,126,242)	(649,098,969)
North American Tech	112,217	(17,314,975)	254,156,898	236,954,140
North American Tech-Multimedia Networking	—	(91,726,782)	(2,250,181)	(93,976,963)
North American Tech-Software	218,420	(31,456,740)	32,596,521	1,358,201
PHLX Semiconductor	—	(48,446,950)	40,820,179	(7,626,771)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Nasdaq Biotechnology	$295,812,519	$79,449,573	$20,348,485	$395,610,577
North American Natural Resources	233,513,721	84,798,764	13,660,242	331,972,727
North American Tech	114,666	10,528,527	6,671,782	17,314,975
North American Tech-Multimedia Networking	62,180,873	14,891,975	14,653,934	91,726,782
North American Tech-Software	3,741,378	27,274,356	441,006	31,456,740
PHLX Semiconductor	32,087,672	4,103,013	12,256,265	48,446,950

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of the

iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF,

iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF,

iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Nasdaq Biotechnology ETF, iShares North American Natural Resources ETF, iShares North American Tech ETF, iShares North American Tech-Multimedia Networking ETF, iShares North American Tech-Software ETF and iShares PHLX Semiconductor ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

64	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Nasdaq Biotechnology	$34,353,636
North American Natural Resources	24,073,604
North American Tech	12,368,675
North American Tech-Multimedia Networking	617,947
North American Tech-Software	4,459,546
PHLX Semiconductor	8,220,300

For corporate shareholders, the percentage of income dividends paid during the fiscal year ended March 31, 2017 that qualified for the dividends-received deduction were as follows:

iShares ETF	Dividends- Received Deduction
Nasdaq Biotechnology	100.00%
North American Natural Resources	97.14
North American Tech	100.00
North American Tech-Multimedia Networking	100.00
North American Tech-Software	100.00
PHLX Semiconductor	100.00

TAX INFORMATION	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
North American Natural Resources	$0.582501	$—	$—	$0.582501	100%	—%	—%	100%
North American Tech	1.018932	—	—	1.018932	100	—	—	100
North American Tech-Software	0.184482	—	—	0.184482	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

66	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Nasdaq Biotechnology ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	572	43.33%
At NAV	176	13.34
Less than 0.0% and Greater than –0.5%	572	43.33

	1,320	100.00%

iShares North American Natural Resources ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	600	45.45%
At NAV	249	18.86
Less than 0.0% and Greater than –0.5%	470	35.61
Less than –0.5% and Greater than –1.0%	1	0.08

	1,320	100.00%

iShares North American Tech ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	562	42.58
At NAV	192	14.55
Less than 0.0% and Greater than –0.5%	565	42.79

	1,320	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares North American Tech-Multimedia Networking ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	502	38.03
At NAV	164	12.42
Less than 0.0% and Greater than –0.5%	653	49.47

	1,320	100.00%

iShares North American Tech-Software ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	543	41.14%
At NAV	235	17.80
Less than 0.0% and Greater than –0.5%	542	41.06

	1,320	100.00%

iShares PHLX Semiconductor ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	475	35.98%
At NAV	265	20.08
Less than 0.0% and Greater than –0.5%	580	43.94

	1,320	100.00%

Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive (“AIFMD”) imposes obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Nasdaq Biotechnology ETF (the “Fund”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

BFA is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or

68	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016 was USD 814.03 thousand. This figure is comprised of fixed remuneration of USD 320.23 thousand and variable remuneration of USD 493.8 thousand. There were a total of 325 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2016, to its senior management was USD 112.58 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 27.12 thousand.

SUPPLEMENTAL INFORMATION	69

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

70	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011)	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).	Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010- 2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

72	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock- advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	73

Notes:

74	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-313-0317

MARCH 31, 2017

2017 ANNUAL REPORT

iShares Trust

➢	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
➢	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

GLOBAL EQUITY MARKET OVERVIEW

Global equity markets posted strong returns for the 12 months ended March 31, 2017 (the “reporting period”). The MSCI ACWI, a broad global equity index that includes both developed and emerging markets, returned 15.04% in U.S. dollar terms for the reporting period.

The broad rise in global equity markets was driven in part by increased economic stimulus actions from many of the world’s central banks during the reporting period, including expanded quantitative easing measures and negative interest rates. Other positive factors included a recovery in energy and commodity prices, as well as signs of stabilization in the Chinese economy. Global equity markets also experienced a heightened level of volatility, particularly during the first half of the reporting period. For example, the affirmative vote on the Brexit referendum in the United Kingdom, terrorist attacks in France, and an attempted coup in Turkey all contributed to an increase in volatility during summer 2016.

The bulk of the rally in global stocks, however, occurred during the last five months of the reporting period, following the outcome of the U.S. presidential election in November 2016. The new administration was expected to enact pro-business fiscal policies, including lower taxes, decreased regulation, and increased fiscal spending, aimed at stimulating U.S. economic growth. These expectations drove a strong global equity market rally that extended through the end of the reporting period.

From a regional perspective, the U.S. equity market was one of the strongest performers among developed markets, returning approximately 18% for the reporting period. Despite robust employment growth and healthy consumer spending levels, the U.S. economy grew by just 2.0% in 2016 — its slowest calendar-year growth rate since 2011. Nonetheless, U.S. stocks rallied sharply due to post-election optimism regarding the economy’s future prospects. U.S. stocks remained on an upward trajectory despite two short-term interest rate increases by the U.S. Federal Reserve Bank (“the Fed”) late in the reporting period, which raised the federal funds interest rate target to a range of 0.75%-1.00%.

Equity markets in the Asia/Pacific region also generated strong returns, gaining approximately 16% for the reporting period. Australia was the leading performer in the region, benefiting from higher commodity prices and stronger corporate earnings. Markets in Hong Kong and Japan also performed well, while markets in Singapore and New Zealand underperformed.

Developed European stock markets returned approximately 10% for the reporting period. The European Central Bank expanded its quantitative easing measures and maintained a negative interest rate policy, but economic activity across the Europe remained muted. Equity markets in Austria, Spain, and Norway were the leading performers, while Denmark was the only developed European market to decline during the reporting period. In the U.K., the equity market advanced by 22% for the reporting period in local currency terms, but a sharp decline in the British pound in the wake of the Brexit vote reversed most of those gains, resulting in a 6% return in U.S. dollar terms.

Emerging markets stocks outperformed most developed markets, advancing by more than 17% in U.S. dollar terms for the reporting period. Many emerging economies stabilized after several years of slowing growth as commodity prices bottomed and export demand began to recover. Latin American equity markets generated the best returns, led by rebounding markets in Brazil and Peru, while stock markets in the Middle East underperformed.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.44%	13.06%	13.38%	13.44%	13.06%	13.38%
Since Inception	7.15%	7.31%	8.51%	10.96%	11.22%	13.06%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,146.00	$0.00	$1,000.00	$1,024.90	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

6	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 13.44%, net of fees, while the total return for the Index was 13.38%.

As represented by the Index, Japanese stocks performed well during the reporting period, outperforming broad measures of developed market equities.

The Bank of Japan (“BoJ”) continued its campaign of extraordinary measures to stimulate economic growth, maintaining negative short-term interest rates throughout the reporting period and purchasing longer-maturity bonds to hold yields near zero. These policies began to have the desired effect, as Japanese economic growth improved steadily over the course of the reporting period, reflecting improvements in exports, government spending, and private investment. The Japanese unemployment rate declined over the reporting period, falling in February 2017 to its lowest level since 1994. Consumer confidence increased, and retail sales rose slightly year-over-year through February 2017. Similarly, inflation turned positive during the reporting period, signaling success for the BoJ’s long-running campaign against deflation in the Japanese economy.

In this environment, Japanese companies experienced an increase in profitability, saw corporate earnings revisions rise, and increased the capital returned to shareholders in the form of dividends and stock buybacks during the reporting period. These conditions translated into broad strength in Japanese equities in U.S. dollar terms, with virtually every sector of the market posting gains. The industrials, financials, information technology, and materials sectors all made large contributions to the Index’s return for the reporting period. The utilities sector, representing only about 1% of the Index’s holdings on average during the reporting period, was the only sector to decline.

The U.S. dollar fluctuated widely against the Japanese yen before ultimately finishing the reporting period slightly lower than the Japanese yen. Overall, the positive performance of the Japanese yen meant currency hedging activity was a modest detractor from the Index’s return for the reporting period. The Index’s hedging activity offset the positive impact of the rising Japanese yen relative to the U.S. dollar, resulting in the Index’s return being relatively close to the return of Japanese equities when measured in local currencies.

ALLOCATION BY SECTOR1

As of 3/31/17

Sector	Percentage of Total Investments [2]

Industrials	22.53%
Consumer Discretionary	17.08
Financials	14.35
Information Technology	11.22
Consumer Staples	8.73
Health Care	8.36
Materials	7.19
Telecommunication Services	4.98
Real Estate	3.79
Utilities	1.34
Energy	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 3/31/17

Security	Percentage of Total Investments [2]

Mitsubishi UFJ Financial Group Inc.	1.83%
Sumitomo Mitsui Financial Group Inc.	1.76
Mizuho Financial Group Inc.	1.67
Honda Motor Co. Ltd.	1.64
Toyota Motor Corp.	1.51
FANUC Corp.	1.49
SoftBank Group Corp.	1.36
Nippon Telegraph & Telephone Corp.	1.29
Takeda Pharmaceutical Co. Ltd.	1.25
Keyence Corp.	1.20

TOTAL	15.00%

[1]	Table shown is for the iShares JPX-Nikkei 400 ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® JPX-NIKKEI 400 ETF

Performance as of March 31, 2017

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.84%	14.48%	14.23%	13.84%	14.48%	14.23%
5 Years	6.59%	6.88%	6.89%	37.62%	39.46%	39.54%
10 Years	0.21%	0.27%	0.35%	2.10%	2.78%	3.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.00	$2.45	$1,000.00	$1,022.50	$2.42	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® JPX-NIKKEI 400 ETF

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended March 31, 2017, the total return for the Fund was 13.84%, net of fees, while the total return for the Index was 14.23%.

As represented by the Index, Japanese stocks performed well during the reporting period, outperforming broad measures of developed market equities.

The Bank of Japan (“BoJ”) continued its campaign of extraordinary measures to stimulate economic growth, maintaining negative short-term interest rates throughout the reporting period and purchasing longer-maturity bonds to hold yields near zero. These policies began to have the desired effect, as Japanese economic growth improved steadily over the course of the reporting period, reflecting improvements in exports, government spending, and private investment. The Japanese unemployment rate declined over the reporting period, falling to its lowest level since 1994. Consumer confidence increased, and retail sales rose slightly year-over-year through February 2017. Similarly, inflation turned positive during the reporting period, signaling success for the BoJ’s long-running campaign against deflation in the Japanese economy.

In this environment, Japanese companies experienced an increase in profitability, saw corporate earnings revisions rise, and increased the capital returned to shareholders in the form of dividends and stock buybacks during the reporting period. These conditions translated into broad strength in Japanese equities, with virtually every sector of the market posting gains. The industrials, financials, information technology, and materials sectors all made large contributions to the Index’s return for the reporting period. The utilities sector, representing only about 1% of the Index’s holdings on average during the reporting period, was the only sector to decline.

Currency effects contributed modestly to the Index’s performance for reporting period, as the U.S. dollar fluctuated widely against the Japanese yen before ultimately finishing the reporting period slightly lower than the Japanese yen. A weaker U.S. currency means overseas investments are worth more when translated back into U.S. dollars.

ALLOCATION BY SECTOR

As of 3/31/17

Sector	Percentage of Total Investments*

Industrials	22.53%
Consumer Discretionary	17.08
Financials	14.35
Information Technology	11.22
Consumer Staples	8.73
Health Care	8.36
Materials	7.19
Telecommunication Services	4.98
Real Estate	3.79
Utilities	1.34
Energy	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/17

Security	Percentage of Total Investments*

Mitsubishi UFJ Financial Group Inc.	1.83%
Sumitomo Mitsui Financial Group Inc.	1.76
Mizuho Financial Group Inc.	1.67
Honda Motor Co. Ltd.	1.64
Toyota Motor Corp.	1.51
FANUC Corp.	1.49
SoftBank Group Corp.	1.36
Nippon Telegraph & Telephone Corp.	1.29
Takeda Pharmaceutical Co. Ltd.	1.25
Keyence Corp.	1.20

TOTAL	15.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on October 1, 2016 and held through March 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.93%

EXCHANGE-TRADED FUNDS — 99.93%
iShares JPX-Nikkei 400 ETF[a]	45,755	$2,554,959

		2,554,959

TOTAL INVESTMENT COMPANIES
(Cost: $2,455,543)		2,554,959

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[b,c]	1,188	1,188

		1,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,188)		1,188

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $2,456,731)[d]		2,556,147
Other Assets, Less Liabilities — 0.02%		592

NET ASSETS — 100.00%		$2,556,739

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,457,773. Net unrealized appreciation was $98,374, of which $99,416 represented gross unrealized appreciation on securities and $1,042 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the year ended March 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of year	Shares purchased	Shares sold	Shares held at end of year	Value at end of year	Dividend income	Net realized gain (loss)
iShares JPX-Nikkei 400 ETF	69,407	31,314	(54,966)	45,755	$2,554,959	$50,258	$2,253

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

March 31, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of March 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	147,948,500	USD	1,328,576	MS	04/05/2017	$386
JPY	821,000	USD	7,377	MS	05/08/2017	6
USD	1,319,618	JPY	146,617,500	CITI	05/08/2017	1,050

						1,442

JPY	146,617,500	USD	1,318,112	CITI	04/05/2017	(1,106)
USD	1,308,087	JPY	146,617,500	CITI	04/05/2017	(8,918)
USD	1,319,461	JPY	147,948,500	MS	04/05/2017	(9,501)
USD	1,271,838	JPY	141,449,500	MS	05/08/2017	(253)

						(19,778)

			Net unrealized depreciation			$(18,336)

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,554,959	$—	$—	$2,554,959
Money market funds	1,188	—	—	1,188

Total	$2,556,147	$—	$—	$2,556,147

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,442	$—	$1,442
Liabilities:
Forward currency contracts	—	(19,778)	—	(19,778)

Total	$—	$(18,336)	$—	$(18,336)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.92%

AIR FREIGHT & LOGISTICS — 0.25%
Yamato Holdings Co. Ltd.	10,000	$209,324

		209,324
AIRLINES — 0.78%
ANA Holdings Inc.	110,000	335,439
Japan Airlines Co. Ltd.	10,000	316,432

		651,871
AUTO COMPONENTS — 3.89%
Aisin Seiki Co. Ltd.	5,000	245,446
Bridgestone Corp.	20,000	808,220
Denso Corp.	14,000	615,256
Eagle Industry Co. Ltd.	1,000	13,560
Koito Manufacturing Co. Ltd.	3,000	155,883
Mitsuba Corp.	1,000	19,636
NGK Spark Plug Co. Ltd.	5,000	114,152
NHK Spring Co. Ltd.	6,000	66,176
Nifco Inc./Japan	1,000	50,166
Nissin Kogyo Co. Ltd.	1,000	17,913
NOK Corp.	3,000	69,568
Stanley Electric Co. Ltd.	4,000	113,973
Sumitomo Electric Industries Ltd.	22,000	364,462
Sumitomo Rubber Industries Ltd.	5,600	95,335
Toyo Tire & Rubber Co. Ltd.	3,000	53,845
Toyoda Gosei Co. Ltd.	2,000	50,812
Toyota Industries Corp.	5,000	248,138
TPR Co. Ltd.	1,000	32,801
TS Tech Co. Ltd.	1,600	42,961
Yokohama Rubber Co. Ltd. (The)	3,600	70,398

		3,248,701
AUTOMOBILES — 5.98%
Fuji Heavy Industries Ltd.	17,000	622,911
Honda Motor Co. Ltd.	45,000	1,353,271
Isuzu Motors Ltd.	16,000	211,433
Mazda Motor Corp.	18,000	258,943
Nissan Motor Co. Ltd.	67,000	645,468
Suzuki Motor Corp.	11,000	456,269
Toyota Motor Corp.	23,084	1,251,669
Yamaha Motor Co. Ltd.	8,000	192,480

		4,992,444
BANKS — 7.86%
Aozora Bank Ltd.	36,000	132,460
Chiba Bank Ltd. (The)	20,000	128,332

Security	Shares	Value
Chugoku Bank Ltd. (The)	5,000	$72,691
Concordia Financial Group Ltd.	36,000	166,512
Fukuoka Financial Group Inc.	22,000	95,163
Gunma Bank Ltd. (The)	12,000	62,568
Hachijuni Bank Ltd. (The)	14,000	79,027
Hiroshima Bank Ltd. (The)	20,000	84,896
Hokuhoku Financial Group Inc.	4,000	62,712
Kyushu Financial Group Inc.	12,000	73,338
Mitsubishi UFJ Financial Group Inc.	241,000	1,513,306
Mizuho Financial Group Inc.	754,000	1,380,382
North Pacific Bank Ltd.	8,600	32,569
Resona Holdings Inc.	65,000	348,771
Seven Bank Ltd.	21,000	68,599
Shinsei Bank Ltd.	50,000	91,986
Shizuoka Bank Ltd. (The)	15,000	121,960
Sumitomo Mitsui Financial Group Inc.	40,000	1,452,033
Sumitomo Mitsui Trust Holdings Inc.	11,004	381,185
Suruga Bank Ltd.	6,000	126,214
Tokyo TY Financial Group Inc.	1,000	29,929
Yamaguchi Financial Group Inc.	6,000	64,991

		6,569,624
BEVERAGES — 1.25%
Asahi Group Holdings Ltd.	12,000	453,163
Ito EN Ltd.	2,000	72,961
Kirin Holdings Co. Ltd.	27,600	520,271

		1,046,395
BUILDING PRODUCTS — 1.59%
Aica Kogyo Co. Ltd.	2,000	52,625
Asahi Glass Co. Ltd.	30,000	242,843
Daikin Industries Ltd.	8,000	803,015
Sankyo Tateyama Inc.	1,000	14,897
Sanwa Holdings Corp.	6,000	56,107
TOTO Ltd.	4,300	162,268

		1,331,755
CAPITAL MARKETS — 1.76%
Daiwa Securities Group Inc.	50,000	304,182
Jafco Co. Ltd.[a]	1,000	33,564
Japan Exchange Group Inc.	17,000	241,811
kabu.com Securities Co. Ltd.	5,000	16,243
Matsui Securities Co. Ltd.	3,000	23,450
Nomura Holdings Inc.	113,000	701,649
Okasan Securities Group Inc.	5,000	30,468
SBI Holdings Inc./Japan	6,000	83,568
Tokai Tokyo Financial Holdings Inc.	6,000	31,176

		1,466,111

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
CHEMICALS — 5.00%
Air Water Inc.	5,000	$92,076
Asahi Kasei Corp.	36,000	348,918
Daicel Corp.	8,000	96,276
Denka Co. Ltd.	10,000	51,871
DIC Corp.	2,600	95,899
Hitachi Chemical Co. Ltd.	3,000	82,922
JSR Corp.	6,000	101,068
Kansai Paint Co. Ltd.	6,000	127,237
Kuraray Co. Ltd.	10,000	151,485
Mitsubishi Chemical Holdings Corp.	40,000	309,216
Mitsubishi Gas Chemical Co. Inc.	6,000	124,491
Nihon Parkerizing Co. Ltd.	3,000	37,046
Nippon Kayaku Co. Ltd.	4,000	54,204
Nippon Paint Holdings Co. Ltd.	4,600	159,966
Nissan Chemical Industries Ltd.	3,000	87,230
Nitto Denko Corp.	4,200	324,225
NOF Corp.	5,000	53,038
Shin-Etsu Chemical Co. Ltd.	10,500	908,750
Sumitomo Chemical Co. Ltd.	43,000	240,025
Taiyo Nippon Sanso Corp.	4,500	52,580
Toray Industries Inc.	43,000	380,876
Tosoh Corp.	20,000	175,536
Ube Industries Ltd.	30,000	67,576
Zeon Corp.	5,000	57,031

		4,179,542
COMMERCIAL SERVICES & SUPPLIES — 0.78%
Aeon Delight Co. Ltd.	1,000	31,365
Park24 Co. Ltd.	3,000	78,453
Pilot Corp.	1,000	40,878
Secom Co. Ltd.	6,000	429,094
Sohgo Security Services Co. Ltd.	2,000	74,576

		654,366
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	1,000	22,893

		22,893
CONSTRUCTION & ENGINEERING — 1.31%
COMSYS Holdings Corp.	2,000	35,699
Hazama Ando Corp.	4,000	26,887
JGC Corp.	6,000	104,191
Kajima Corp.	30,000	195,459
Kumagai Gumi Co. Ltd.	10,000	26,025
Kyowa Exeo Corp.	2,000	28,915
Kyudenko Corp.	1,000	27,237

Security	Shares	Value
Nippo Corp.	1,000	$18,945
Obayashi Corp.	19,000	177,501
Shimizu Corp.	20,000	179,126
Sumitomo Mitsui Construction Co. Ltd.	24,600	26,713
Taisei Corp.	32,000	232,900
Tokyu Construction Co. Ltd.	2,000	15,705

		1,095,303
CONSTRUCTION MATERIALS — 0.19%
Sumitomo Osaka Cement Co. Ltd.	10,000	41,551
Taiheiyo Cement Corp.	36,000	120,183

		161,734
CONSUMER FINANCE — 0.14%
AEON Financial Service Co. Ltd.	3,600	67,748
Hitachi Capital Corp.	1,000	24,159
Orient Corp.	13,000	23,450

		115,357
DIVERSIFIED FINANCIAL SERVICES — 1.00%
Financial Products Group Co. Ltd.	2,000	17,715
Fuyo General Lease Co. Ltd.	1,000	44,781
IBJ Leasing Co. Ltd.	1,000	21,323
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,000	64,749
ORIX Corp.	39,600	585,489
Tokyo Century Corp.	1,000	34,012
Zenkoku Hosho Co. Ltd.	2,000	68,025

		836,094
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.28%
Nippon Telegraph & Telephone Corp.	25,000	1,066,140

		1,066,140
ELECTRIC UTILITIES — 0.53%
Chubu Electric Power Co. Inc.	19,000	254,232
Tohoku Electric Power Co. Inc.	14,000	189,464

		443,696
ELECTRICAL EQUIPMENT — 1.97%
Fuji Electric Co. Ltd.	20,000	118,639
Mitsubishi Electric Corp.	60,000	859,912
Nidec Corp.	7,000	665,575

		1,644,126
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.54%
Alps Electric Co. Ltd.	5,000	141,569
Enplas Corp.	600	16,611
Hamamatsu Photonics KK	4,600	132,307
Hirose Electric Co. Ltd.	1,050	145,114

14	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
Hitachi High-Technologies Corp.	2,000	$81,397
Hitachi Ltd.	140,000	756,978
HORIBA Ltd.	1,000	53,576
Japan Aviation Electronics Industry Ltd.	2,000	25,648
Keyence Corp.	2,472	988,978
Kyocera Corp.	9,000	500,924
Murata Manufacturing Co. Ltd.	6,000	852,643
Oki Electric Industry Co. Ltd.	2,000	28,754
Omron Corp.	6,000	263,035
Shimadzu Corp.	10,000	158,754
TDK Corp.	3,000	189,805
Topcon Corp.	3,000	53,630
Yaskawa Electric Corp.	7,000	140,339
Yokogawa Electric Corp.	6,000	94,337

		4,624,399
FOOD & STAPLES RETAILING — 2.42%
Aeon Co. Ltd.	23,000	335,412
Ain Holdings Inc.	1,000	67,397
Cosmos Pharmaceutical Corp.	300	58,530
Create SD Holdings Co. Ltd.	1,000	23,764
FamilyMart UNY Holdings Co. Ltd.	2,000	119,178
Lawson Inc.	2,000	135,511
Matsumotokiyoshi Holdings Co. Ltd.	1,000	47,384
Seven & I Holdings Co. Ltd.	23,000	900,350
Sugi Holdings Co. Ltd.	1,000	45,858
Sundrug Co. Ltd.	2,000	67,038
Tsuruha Holdings Inc.	1,300	120,165
Valor Holdings Co. Ltd.	1,000	23,575
Welcia Holdings Co. Ltd.	2,000	55,909
Yaoko Co. Ltd.	600	22,777

		2,022,848
FOOD PRODUCTS — 1.90%
Ajinomoto Co. Inc.	13,000	256,255
Calbee Inc.	2,600	88,549
Ezaki Glico Co. Ltd.	2,000	96,922
Kewpie Corp.	3,000	84,941
Kikkoman Corp.	4,000	119,357
MEIJI Holdings Co. Ltd.	3,700	307,808
NH Foods Ltd.	4,000	107,296
Nichirei Corp.	3,000	74,145
Nippon Suisan Kaisha Ltd.	8,000	39,846
Nissin Foods Holdings Co. Ltd.	2,000	110,742
Toyo Suisan Kaisha Ltd.	3,000	111,595
Yakult Honsha Co. Ltd.	3,400	188,567

		1,586,023

Security	Shares	Value
GAS UTILITIES — 0.68%
Osaka Gas Co. Ltd.	60,000	$227,767
Toho Gas Co. Ltd.	10,000	70,627
Tokyo Gas Co. Ltd.	60,000	272,781

		571,175
HEALTH CARE EQUIPMENT & SUPPLIES — 1.91%
Asahi Intecc Co. Ltd.	1,000	41,596
Hoya Corp.	12,000	576,792
Nihon Kohden Corp.	2,000	44,674
Olympus Corp.	9,000	345,688
Sysmex Corp.	4,600	278,650
Terumo Corp.	9,000	312,169

		1,599,569
HEALTH CARE PROVIDERS & SERVICES — 0.33%
Alfresa Holdings Corp.	7,000	121,179
Medipal Holdings Corp.	5,600	87,747
Ship Healthcare Holdings Inc.	1,000	26,573
Toho Holdings Co. Ltd.	2,000	41,820

		277,319
HEALTH CARE TECHNOLOGY — 0.15%
M3 Inc.	5,000	123,979

		123,979
HOTELS, RESTAURANTS & LEISURE — 0.48%
HIS Co. Ltd.[b]	1,000	23,333
Oriental Land Co. Ltd./Japan	6,000	343,696
Resorttrust Inc.	2,000	35,179

		402,208
HOUSEHOLD DURABLES — 2.22%
Casio Computer Co. Ltd.	5,000	69,506
Fujitsu General Ltd.	2,000	39,487
Haseko Corp.	7,000	75,635
Iida Group Holdings Co. Ltd.	5,000	76,640
Nikon Corp.	10,000	144,844
Panasonic Corp.	64,000	722,534
Pressance Corp.	800	9,620
Rinnai Corp.	1,000	79,512
Sekisui Chemical Co. Ltd.	13,600	228,355
Sekisui House Ltd.	20,000	328,637
Starts Corp. Inc.	1,000	20,856
Sumitomo Forestry Co. Ltd.	4,000	60,666

		1,856,292
HOUSEHOLD PRODUCTS — 0.46%
Pigeon Corp.	3,000	95,710
Unicharm Corp.	12,000	287,266

		382,976

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	4,000	$93,512

		93,512
INDUSTRIAL CONGLOMERATES — 0.12%
Keihan Holdings Co. Ltd.	16,000	97,783

		97,783
INSURANCE — 3.43%
Dai-ichi Life Holdings Inc.	33,000	591,264
MS&AD Insurance Group Holdings Inc.	17,000	540,070
Sompo Holdings Inc.	12,000	439,271
Sony Financial Holdings Inc.	5,000	80,275
T&D Holdings Inc.	20,000	290,047
Tokio Marine Holdings Inc.	22,000	927,147

		2,868,074
INTERNET & DIRECT MARKETING RETAIL — 0.49%
Rakuten Inc.	30,000	300,188
Start Today Co. Ltd.	5,000	110,518

		410,706
INTERNET SOFTWARE & SERVICES — 0.58%
COOKPAD Inc.	1,000	8,436
DeNA Co. Ltd.	2,600	52,709
Dip Corp.	1,000	21,799
GMO Internet Inc.	2,000	23,620
Gree Inc.	3,600	22,647
Gurunavi Inc.	1,000	20,910
Kakaku.com Inc.	4,000	54,384
Mixi Inc.	2,000	96,204
Yahoo Japan Corp.	39,600	182,665

		483,374
IT SERVICES — 1.13%
Fujitsu Ltd.	54,000	329,970
Itochu Techno-Solutions Corp.	1,000	29,346
Nomura Research Institute Ltd.	4,488	165,133
NTT Data Corp.	3,600	170,583
Obic Co. Ltd.	2,000	95,127
Otsuka Corp.	1,600	86,727
SCSK Corp.	1,600	63,466

		940,352
LEISURE PRODUCTS — 0.77%
Bandai Namco Holdings Inc.	6,000	179,305
Heiwa Corp.	2,000	49,682
Shimano Inc.	2,100	306,246
Yamaha Corp.	4,000	110,024

		645,257

Security	Shares	Value
MACHINERY — 6.33%
Daifuku Co. Ltd.	3,000	$74,711
DMG Mori Co. Ltd.	4,000	62,317
Ebara Corp.	2,000	65,243
FANUC Corp.	6,000	1,228,753
Hino Motors Ltd.	8,000	96,706
Hitachi Construction Machinery Co. Ltd.	2,600	64,749
Hoshizaki Corp.	1,600	125,783
IHI Corp.[a]	40,000	125,998
JTEKT Corp.	6,000	93,099
Kawasaki Heavy Industries Ltd.	40,000	121,332
Komatsu Ltd.	27,000	703,047
Kubota Corp.	28,000	419,887
Makita Corp.	7,200	251,997
Minebea Mitsumi Inc.	9,000	119,941
Mitsubishi Heavy Industries Ltd.	90,000	360,711
Nabtesco Corp.	3,000	79,422
Nachi-Fujikoshi Corp.	6,000	30,692
Namura Shipbuilding Co. Ltd.	2,000	11,954
NGK Insulators Ltd.	8,000	180,921
NSK Ltd.	11,600	165,729
OSG Corp.[b]	2,600	53,129
SMC Corp./Japan	1,800	531,778
Sumitomo Heavy Industries Ltd.	20,000	139,280
Tadano Ltd.	3,000	34,973
Takeuchi Manufacturing Co. Ltd.	1,000	18,828
THK Co. Ltd.	4,000	100,619
Tsubakimoto Chain Co.	3,000	24,984

		5,286,583
MARINE — 0.13%
Nippon Yusen KKa	50,000	105,447

		105,447
MEDIA — 0.94%
CyberAgent Inc.	3,100	91,667
Daiichikosho Co. Ltd.	1,000	40,070
Dentsu Inc.	6,500	352,329
Hakuhodo DY Holdings Inc.	9,000	106,614
Nippon Television Network Corp.	5,000	86,018
Toho Co. Ltd./Tokyo	4,000	105,932

		782,630
METALS & MINING — 1.75%
Dowa Holdings Co. Ltd.	10,000	71,973
Hitachi Metals Ltd.	6,000	84,107
JFE Holdings Inc.	16,025	274,466

16	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
Kobe Steel Ltd.[a]	10,000	$91,178
Mitsubishi Materials Corp.	3,600	108,876
Nippon Steel & Sumitomo Metal Corp.	27,004	621,603
Sumitomo Metal Mining Co. Ltd.	15,000	213,161

		1,465,364
MULTILINE RETAIL — 0.68%
Don Quijote Holdings Co. Ltd.	3,600	124,706
Izumi Co. Ltd.	1,000	44,826
J Front Retailing Co. Ltd.	7,000	103,653
Ryohin Keikaku Co. Ltd.	700	153,217
Seria Co. Ltd.	1,200	51,692
Takashimaya Co. Ltd.	10,000	87,409

		565,503
OIL, GAS & CONSUMABLE FUELS — 0.42%
INPEX Corp.	33,000	324,136
Nippon Gas Co. Ltd.	1,000	29,122

		353,258
PAPER & FOREST PRODUCTS — 0.16%
Daio Paper Corp.	2,000	25,541
Oji Holdings Corp.	23,000	107,538

		133,079
PERSONAL PRODUCTS — 1.59%
Ci:z Holdings Co. Ltd.	1,000	29,660
Kao Corp.	15,000	821,682
Kobayashi Pharmaceutical Co. Ltd.	2,000	96,742
Kose Corp.	1,000	90,371
Shiseido Co. Ltd.	11,000	289,240

		1,327,695
PHARMACEUTICALS — 5.87%
Astellas Pharma Inc.	60,040	789,901
Chugai Pharmaceutical Co. Ltd.	6,000	205,959
Daiichi Sankyo Co. Ltd.	17,003	382,541
Eisai Co. Ltd.	7,200	372,438
Hisamitsu Pharmaceutical Co. Inc.	2,000	114,152
Kaken Pharmaceutical Co. Ltd.	1,000	56,448
KYORIN Holdings Inc.	1,600	33,758
Kyowa Hakko Kirin Co. Ltd.	7,000	110,688
Mitsubishi Tanabe Pharma Corp.	7,000	145,616
Ono Pharmaceutical Co. Ltd.	13,600	281,264
Otsuka Holdings Co. Ltd.	13,000	585,893
Santen Pharmaceutical Co. Ltd.	11,000	159,131
Sawai Pharmaceutical Co. Ltd.	1,000	54,025
Shionogi & Co. Ltd.	8,000	412,672

Security	Shares	Value
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	$105,465
Takeda Pharmaceutical Co. Ltd.	22,000	1,032,379
Tsumura & Co.	2,000	62,640

		4,904,970
PROFESSIONAL SERVICES — 0.19%
Nihon M&A Center Inc.	2,000	64,973
Temp Holdings Co. Ltd.	5,000	93,063

		158,036
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.75%
Aeon Mall Co. Ltd.	3,600	56,602
Daikyo Inc.	10,000	19,833
Daito Trust Construction Co. Ltd.	2,300	315,700
Daiwa House Industry Co. Ltd.	19,000	544,952
Hulic Co. Ltd.	11,000	103,356
Ichigo Inc.	5,000	14,628
Leopalace21 Corp.	6,600	34,057
Mitsubishi Estate Co. Ltd.	41,000	746,926
Mitsui Fudosan Co. Ltd.	30,000	639,146
Nomura Real Estate Holdings Inc.	4,000	63,681
NTT Urban Development Corp.	3,000	26,007
Relo Group Inc.	3,000	49,699
Sumitomo Real Estate Sales Co. Ltd.	600	19,304
Sumitomo Realty & Development Co. Ltd.	13,000	336,696
Takara Leben Co. Ltd.	2,000	8,903
Tokyo Tatemono Co. Ltd.	6,600	86,950
Tokyu Fudosan Holdings Corp.	12,600	68,298

		3,134,738
ROAD & RAIL — 4.53%
Central Japan Railway Co.	5,000	813,964
East Japan Railway Co.	11,000	956,959
Hankyu Hanshin Holdings Inc.	7,000	227,407
Keio Corp.	16,000	126,645
Keisei Electric Railway Co. Ltd.	4,000	92,722
Kintetsu Group Holdings Co. Ltd.	56,000	201,526
Nagoya Railroad Co. Ltd.	30,000	134,883
Nankai Electric Railway Co. Ltd.	16,000	77,825
Nippon Express Co. Ltd.	20,000	102,665
Nishi-Nippon Railroad Co. Ltd.	10,000	42,089
Odakyu Electric Railway Co. Ltd.	9,000	174,944
Sankyu Inc.	10,000	60,576
Sotetsu Holdings Inc.	10,000	46,397
Tobu Railway Co. Ltd.	30,000	151,844

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Security	Shares	Value
Tokyu Corp.	30,000	$212,151
West Japan Railway Co.	5,500	357,404

		3,780,001
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.85%
Disco Corp.	1,000	151,934
NuFlare Technology Inc.	100	6,075
Renesas Electronics Corp.[a,b]	3,000	31,419
SCREEN Holdings Co. Ltd.	1,100	80,849
Tokyo Electron Ltd.	4,000	436,328

		706,605
SOFTWARE — 0.40%
COLOPL Inc.[b]	2,000	18,523
GungHo Online Entertainment Inc.	12,000	26,707
Nexon Co. Ltd.	6,000	95,253
Oracle Corp. Japan	1,000	57,076
Trend Micro Inc./Japan	3,000	133,268

		330,827
SPECIALTY RETAIL — 1.33%
ABC-Mart Inc.	1,000	58,422
Fast Retailing Co. Ltd.	1,000	313,381
Geo Holdings Corp.	1,000	10,967
Hikari Tsushin Inc.	600	58,584
K’s Holdings Corp.	3,000	54,976
Nitori Holdings Co. Ltd.	2,400	303,042
Nojima Corp.	1,000	12,725
Sanrio Co. Ltd.	2,000	36,705
Shimamura Co. Ltd.	600	79,207
T-Gaia Corp.	1,000	17,186
United Arrows Ltd.	1,000	30,243
USS Co. Ltd.	7,000	116,593
VT Holdings Co. Ltd.	3,000	15,561

		1,107,592
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.59%
Brother Industries Ltd.	7,000	146,056
Canon Inc.	30,050	936,045
FUJIFILM Holdings Corp.	12,000	468,240
Konica Minolta Inc.	13,000	116,199
NEC Corp.	80,000	192,408
Ricoh Co. Ltd.	17,000	139,747
Seiko Epson Corp.	8,000	168,285

		2,166,980

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
ASICS Corp.	5,600	$89,858
Seiko Holdings Corp.	4,000	16,297

		106,155
TOBACCO — 1.01%
Japan Tobacco Inc.	26,000	844,189

		844,189
TRADING COMPANIES & DISTRIBUTORS — 4.31%
Hanwa Co. Ltd.	6,000	42,592
ITOCHU Corp.	41,000	581,351
Iwatani Corp.	6,000	34,892
Kanamoto Co. Ltd.	1,000	26,896
Kanematsu Corp.	10,000	17,948
Marubeni Corp.	55,000	338,351
MISUMI Group Inc.	6,000	108,337
Mitsubishi Corp.	42,000	906,677
Mitsui & Co. Ltd.	50,000	723,548
MonotaRO Co. Ltd.	2,000	61,743
Nippon Steel & Sumikin Bussan Corp.	600	25,200
Sojitz Corp.	33,000	82,626
Sumitomo Corp.	35,000	470,363
Toyota Tsusho Corp.	6,000	181,459

		3,601,983
WIRELESS TELECOMMUNICATION SERVICES — 3.65%
KDDI Corp.	37,000	970,241
NTT DOCOMO Inc.	41,000	953,895
SoftBank Group Corp.	16,000	1,128,888

		3,053,024

TOTAL COMMON STOCKS
(Cost: $83,505,250)		82,635,981

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	122,896	122,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	2,956	2,956

		125,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,852)		125,902

18	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® JPX-NIKKEI 400 ETF

March 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.07%
(Cost: $83,631,102)[f]	$82,761,883
Other Assets, Less Liabilities — 0.93%	772,709

NET ASSETS — 100.00%	$83,534,592

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $87,174,857. Net unrealized depreciation was $4,412,974, of which $8,559,674 represented gross unrealized appreciation on securities and $12,972,648 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$82,635,981	$—	$—	$82,635,981
Money market funds	125,902	—	—	125,902

Total	$82,761,883	$—	$—	$82,761,883

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2017

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$83,505,250
Affiliated (Note 2)	2,456,731	125,852

Total cost of investments	$2,456,731	$83,631,102

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$82,635,981
Affiliated (Note 2)	2,556,147	125,902

Total fair value of investments	2,556,147	82,761,883
Foreign currency, at value[b]	—	221,381
Receivables:
Investment securities sold	18,928	10,756
Dividends	—	689,384
Unrealized appreciation on forward currency contracts (Note 1)	1,442	—
Tax reclaims	—	8,283

Total Assets	2,576,517	83,691,687

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	122,780
Unrealized depreciation on forward currency contracts (Note 1)	19,778	—
Investment advisory fees (Note 2)	—	34,315

Total Liabilities	19,778	157,095

NET ASSETS	$2,556,739	$83,534,592

Net assets consist of:
Paid-in capital	$3,027,344	$108,967,794
Undistributed net investment income	—	245,900
Accumulated net realized loss	(551,685)	(24,810,423)
Net unrealized appreciation (depreciation)	81,080	(868,679)

NET ASSETS	$2,556,739	$83,534,592

Shares outstanding[c]	100,000	1,500,000

Net asset value per share	$25.57	$55.69

[a]	Securities on loan with values of $ — and $117,142, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $219,447, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2017

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$1,782,185
Dividends — affiliated (Note 2)	50,263	116
Securities lending income — affiliated — net (Note 2)	—	8,586

Total investment income	50,263	1,790,887

EXPENSES
Investment advisory fees (Note 2)	14,949	477,518

Total expenses	14,949	477,518
Less investment advisory fees waived (Note 2)	(14,949)	—

Net expenses	—	477,518

Net investment income	50,263	1,313,369

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,202,807)
Investments — affiliated (Note 2)	(13,657)	116
In-kind redemptions — unaffiliated	—	11,084,873
In-kind redemptions — affiliated (Note 2)	15,910	—
Foreign currency transactions	(66,759)	61,062

Net realized gain (loss)	(64,506)	9,943,244

Net change in unrealized appreciation/depreciation on:
Investments	287,306	1,985,799
Forward currency contracts	36,634	—
Translation of assets and liabilities in foreign currencies	—	(15,734)

Net change in unrealized appreciation/depreciation	323,940	1,970,065

Net realized and unrealized gain	259,434	11,913,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,697	$13,226,678

[a]	Net of foreign withholding tax of $ — and $198,025, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Year ended March 31, 2017	Period from September 29, 2015[a] to March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,263	$40,036	$1,313,369	$1,886,388
Net realized gain (loss)	(64,506)	(483,318)	9,943,244	(9,426,168)
Net change in unrealized appreciation/depreciation	323,940	(242,860)	1,970,065	6,999,416

Net increase (decrease) in net assets resulting from operations	309,697	(686,142)	13,226,678	(540,364)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,253)	(40,046)	(1,988,929)	(1,394,992)
From net realized gain	—	(19,133)	—	—

Total distributions to shareholders	(50,253)	(59,179)	(1,988,929)	(1,394,992)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,225,598	8,692,694	—	87,079,953
Cost of shares redeemed	(2,382,104)	(4,493,572)	(77,526,490)	(15,863,566)

Net increase (decrease) in net assets from capital share transactions	(1,156,506)	4,199,122	(77,526,490)	71,216,387

INCREASE (DECREASE) IN NET ASSETS	(897,062)	3,453,801	(66,288,741)	69,281,031

NET ASSETS
Beginning of period	3,453,801	—	149,823,333	80,542,302

End of period	$2,556,739	$3,453,801	$83,534,592	$149,823,333

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$(10)	$245,900	$712,123

SHARES ISSUED AND REDEEMED
Shares sold	50,000	350,000	—	1,800,000
Shares redeemed	(100,000)	(200,000)	(1,500,000)	(300,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000	(1,500,000)	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

22	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged JPX-Nikkei 400 ETF

	Year ended Mar. 31, 2017	Period from Sep. 29, 2015[a] to Mar. 31, 2016
Net asset value, beginning of period	$23.03	$23.88

Income from investment operations:
Net investment income[b]	0.47	0.23
Net realized and unrealized gain (loss)[c]	2.57	(0.69)

Total from investment operations	3.04	(0.46)

Less distributions from:
Net investment income	(0.50)	(0.20)
Net realized gain	—	(0.19)

Total distributions	(0.50)	(0.39)

Net asset value, end of period	$25.57	$23.03

Total return	13.44%	(2.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,557	$3,454
Ratio of expenses to average net assets[e,f]	0.00%	0.00%[g]
Ratio of expenses to average net assets prior to waived fees[e,f]	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.98%	1.85%
Portfolio turnover rate[h,i]	20%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 24 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Year ended Mar. 31, 2017	Year ended Mar. 31, 2016	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013
Net asset value, beginning of year	$49.94	$53.69	$49.02	$46.27	$43.90

Income from investment operations:
Net investment income[a]	0.70	0.87	0.61	0.70	0.69
Net realized and unrealized gain (loss)[b]	6.15	(3.93)	4.75	2.67	2.55

Total from investment operations	6.85	(3.06)	5.36	3.37	3.24

Less distributions from:
Net investment income	(1.10)	(0.69)	(0.69)	(0.62)	(0.87)

Total distributions	(1.10)	(0.69)	(0.69)	(0.62)	(0.87)

Net asset value, end of year	$55.69	$49.94	$53.69	$49.02	$46.27

Total return	13.84%	(5.78)%	11.03%	7.04%[c]	7.95%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$83,535	$149,823	$80,542	$88,227	$69,409
Ratio of expenses to average net assets	0.48%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.32%	1.67%	1.21%	1.41%	1.70%
Portfolio turnover rate[d]	7%	27%	2%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	The total return presented was calculated using the net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the years ended March 31, 2014 and March 31, 2013 were 7.30% and 7.70%, respectively.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Non-diversified
JPX-Nikkei 400	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF. The financial statements and schedule of investments for the iShares JPX-Nikkei 400 ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

26	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged JPX-Nikkei 400 ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of March 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of March 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

28	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of March 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPX-Nikkei 400
Credit Suisse Securities (USA) LLC	$53,129	$53,129	$—
Morgan Stanley & Co. LLC	9,261	9,261	—
Nomura Securities International Inc.	23,333	23,333	—
UBS AG	31,419	31,419	—

	$117,142	$117,142	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares JPX-Nikkei 400 ETF (“JPXN”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through July 31, 2017 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in JPXN, after taking into account any fee waivers by JPXN.

For its investment advisory services to the iShares JPX-Nikkei 400 ETF, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended March 31, 2017, the iShares JPX-Nikkei 400 ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $2,140.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$519,376	$532,056
JPX-Nikkei 400	7,431,074	9,328,456

In-kind transactions (see Note 4) for the year ended March 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged JPX-Nikkei 400	$1,174,605	$2,349,523
JPX-Nikkei 400	—	75,616,612

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

30	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF as of March 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$1,442

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$19,778

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF during the year ended March 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(66,759)	$36,634

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the year ended March 31, 2017:

Average amounts purchased in U.S. dollars	$4,319,623
Average amounts sold in U.S. dollars	$6,892,309

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged JPX-Nikkei 400 ETF that are subject to potential offset on the statement of assets and liabilities as of March 31, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$1,442	$(1,442)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$19,778	$(1,442)	$18,336

32	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of March 31, 2017, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Currency Hedged JPX-Nikkei 400	$1,967	$—	$(1,967)
JPX-Nikkei 400	5,370,669	209,337	(5,580,006)

The tax character of distributions paid during the years ended March 31, 2017 and March 31, 2016 was as follows:

iShares ETF	2017	2016
Currency Hedged JPX-Nikkei 400
Long-term capital gain	$—	$11,480
Ordinary income	50,253	47,699

	$50,253	$59,179

JPX-Nikkei 400
Ordinary income	$1,988,929	$1,394,992

As of March 31, 2017, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Currency Hedged JPX-Nikkei 400	$—	$(568,979)	$98,374	$(470,605)
JPX-Nikkei 400	368,318	(21,389,086)	(4,412,434)	(25,433,202)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

34	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Currency Hedged JPX-Nikkei 400	$568,979	$—	$—	$568,979
JPX-Nikkei 400	14,457,526	3,393,670	3,537,890	21,389,086

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of the iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (constituting funds of the iShares Trust, hereafter referred to as the “Funds”) as of March 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 23, 2017

36	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2017:

iShares ETF	Qualified Dividend Income
Currency Hedged JPX-Nikkei 400	$49,818
JPX-Nikkei 400	1,932,716

For the fiscal year ended March 31, 2017, the iShares Currency Hedged JPX-Nikkei 400 ETF intends to pass through to its shareholders foreign source income earned of $51,781 and foreign taxes paid of $5,670 by the underlying fund.

For the fiscal year ended March 31, 2017, the iShares JPX-Nikkei 400 ETF earned foreign source income of $1,980,210 and paid foreign taxes of $197,999 which it intends to pass through to its shareholders.

TAX INFORMATION	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.372535	$—	$0.129990	$0.502525	74%	—%	26%	100%
JPX-Nikkei 400	0.812269	—	0.283389	1.095658	74	—	26	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for the Fund.

38	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Currency Hedged JPX-Nikkei 400 ETF

Period Covered: September 29, 2015 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.26%
Greater than 1.5% and Less than 2.0%	2	0.53
Greater than 1.0% and Less than 1.5%	5	1.32
Greater than 0.5% and Less than 1.0%	91	23.95
Greater than 0.0% and Less than 0.5%	181	47.63
At NAV	8	2.11
Less than 0.0% and Greater than –0.5%	77	20.26
Less than –0.5% and Greater than –1.0%	11	2.89
Less than –1.0% and Greater than –1.5%	1	0.26
Less than –1.5%	3	0.79

	380	100.00%

iShares JPX-Nikkei 400 ETF

Period Covered: January 1, 2012 through March 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	1	0.08%
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	1	0.08
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	9	0.68
Greater than 2.0% and Less than 2.5%	23	1.74
Greater than 1.5% and Less than 2.0%	44	3.33
Greater than 1.0% and Less than 1.5%	87	6.59
Greater than 0.5% and Less than 1.0%	194	14.70
Greater than 0.0% and Less than 0.5%	262	19.84
At NAV	10	0.76
Less than 0.0% and Greater than –0.5%	274	20.75
Less than –0.5% and Greater than –1.0%	206	15.60
Less than –1.0% and Greater than –1.5%	117	8.86
Less than –1.5% and Greater than –2.0%	41	3.11
Less than –2.0% and Greater than –2.5%	30	2.27
Less than –2.5% and Greater than –3.0%	5	0.38
Less than –3.0% and Greater than –3.5%	5	0.38
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0%	1	0.08

	1,320	100.00%

SUPPLEMENTAL INFORMATION	39

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. Drew E. Lawton also serves as an Advisory Board Member for iShares, Inc. and iShares U.S. ETF Trust with respect to 333 funds (as of March 31, 2017) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, Advisory Board Member and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees, Advisory Board Members and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (60)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (46)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

40	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (68)	Trustee (since 2005); Independent Board Chair (since 2016); Nominating and Governance Committee Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (17 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (61)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Charles A. Hurty (73)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (61)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (55)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Madhav V. Rajan (52)	Trustee (since 2011); Equity Plus Committee Chair and 15(c) Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

42	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officersc

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (41)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (57)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (41)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised Mutual Funds (since 2012).

Alan Mason (56)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (54)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (49)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

[c]	Manish Mehta served as President until October 15, 2016.

Advisory Board Member

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Advisory Board Member
Drew E. Lawton (58)	Advisory Board Member (since 2016).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Advisory Board Member of iShares, Inc. (since 2016); Advisory Board Member of iShares U.S. ETF Trust (since 2016).

TRUSTEE AND OFFICER INFORMATION	43

Notes:

44	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2017 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Japan Exchange Group, Inc., Tokyo Stock Exchange, Inc., and Nikkei Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-310-0317

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2016 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2017, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the seventy-six series of the Registrant for which the fiscal year-end is March 31, 2017 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,044,180 for the fiscal year ended March 31, 2016 and $1,026,150 for the fiscal year ended March 31, 2017.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2016 and March 31, 2017 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $287,356 for the fiscal year ended March 31, 2016 and $287,356 for the fiscal year ended March 31, 2017.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2016 and March 31, 2017 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2017 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were $287,356 for the fiscal year ended March 31, 2016 and $287,356 for the fiscal year ended March 31, 2017. The aggregate non-audit fees for the fiscal year ended March 31, 2016 included in this report are different from those included in the previously filed report covering the 12-month period ended March 31, 2016 as this report excludes non-audit fees for services that were rendered to the Registrant’s investment adviser or any Adviser Affiliate that provides ongoing services to the Registrant but that were not related to the Registrant.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan.

Item 6.	Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.58%
Boeing Co. (The)	572,251	$101,208,312
General Dynamics Corp.	426,715	79,881,048
L3 Technologies Inc.	52,446	8,668,799
Lockheed Martin Corp.	374,371	100,181,679
Northrop Grumman Corp.	261,694	62,241,301
Raytheon Co.	294,732	44,946,630
Rockwell Collins Inc.	124,306	12,077,571
TransDigm Group Inc.	74,323	16,362,952

		425,568,292
AIR FREIGHT & LOGISTICS — 1.21%
CH Robinson Worldwide Inc.	105,550	8,157,959
Expeditors International of Washington Inc.	169,499	9,574,999
FedEx Corp.	367,640	71,744,946
United Parcel Service Inc. Class B	1,033,454	110,889,614

		200,367,518
AIRLINES — 0.55%
Alaska Air Group Inc.	119,639	11,033,108
Southwest Airlines Co.	922,068	49,570,376
United Continental Holdings Inc.[a]	430,612	30,418,432

		91,021,916
AUTOMOBILES — 0.10%
Harley-Davidson Inc.	265,098	16,038,429

		16,038,429
BANKS — 0.62%
Citizens Financial Group Inc.	290,029	10,020,502
Comerica Inc.	145,481	9,977,087
KeyCorp	784,947	13,956,358
U.S. Bancorp.	1,336,686	68,839,329

		102,793,276
BEVERAGES — 2.07%
Brown-Forman Corp. Class B	159,534	7,367,280
Coca-Cola Co. (The)	2,954,966	125,408,757
Constellation Brands Inc. Class A	259,411	42,042,741
Dr Pepper Snapple Group Inc.	164,694	16,126,837
Monster Beverage Corp.[a]	361,449	16,688,100
PepsiCo Inc.	1,198,422	134,055,485

		341,689,200
BIOTECHNOLOGY — 4.63%
AbbVie Inc.	2,390,000	155,732,400
Alexion Pharmaceuticals Inc.[a]	336,797	40,833,268
Amgen Inc.	607,359	99,649,391
Biogen Inc.[a]	323,742	88,517,538
Celgene Corp.[a]	1,166,515	145,149,461
Gilead Sciences Inc.	1,959,883	133,115,253

Security	Shares	Value
Incyte Corp.[a]	263,776	$35,258,938
Regeneron Pharmaceuticals Inc.[a]	113,925	44,147,077
Vertex Pharmaceuticals Inc.[a]	211,479	23,125,229

		765,528,555
BUILDING PRODUCTS — 0.16%
Allegion PLC	91,299	6,911,334
Fortune Brands Home & Security Inc.	163,449	9,945,872
Masco Corp.	298,710	10,153,153

		27,010,359
CAPITAL MARKETS — 2.19%
Ameriprise Financial Inc.	111,212	14,421,972
BlackRock Inc.[b]	89,459	34,308,421
CBOE Holdings Inc.	89,006	7,215,716
Charles Schwab Corp. (The)	1,821,567	74,338,149
CME Group Inc.	320,858	38,117,930
E*TRADE Financial Corp.[a]	413,888	14,440,552
Intercontinental Exchange Inc.	893,201	53,475,944
Moody’s Corp.	248,901	27,886,868
Nasdaq Inc.	80,259	5,573,988
Northern Trust Corp.	207,301	17,948,121
Raymond James Financial Inc.	105,784	8,067,088
S&P Global Inc.	388,259	50,760,982
T Rowe Price Group Inc.	236,600	16,124,290

		362,680,021
CHEMICALS — 1.61%
Air Products & Chemicals Inc.	185,491	25,095,077
Albemarle Corp.	168,203	17,768,965
Ecolab Inc.	216,156	27,092,993
EI du Pont de Nemours & Co.	648,122	52,063,640
FMC Corp.	132,092	9,192,282
International Flavors & Fragrances Inc.	68,729	9,108,654
Monsanto Co.	440,507	49,865,393
PPG Industries Inc.	204,960	21,537,197
Praxair Inc.	239,310	28,382,166
Sherwin-Williams Co. (The)	83,841	26,006,640

		266,113,007
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Cintas Corp.	128,704	16,286,204
Republic Services Inc.	345,971	21,730,439
Waste Management Inc.	606,171	44,201,989

		82,218,632
COMMUNICATIONS EQUIPMENT — 0.39%
F5 Networks Inc.[a]	96,466	13,753,158
Harris Corp.	185,922	20,687,541
Juniper Networks Inc.	323,675	9,007,875
Motorola Solutions Inc.	247,125	21,307,117

		64,755,691
CONSTRUCTION & ENGINEERING — 0.05%
Quanta Services Inc.[a]	226,593	8,408,866

		8,408,866

1

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.27%
Martin Marietta Materials Inc.	94,757	$20,680,715
Vulcan Materials Co.	198,984	23,973,593

		44,654,308
CONSUMER FINANCE — 0.50%
American Express Co.	545,860	43,182,984
Discover Financial Services	577,453	39,492,011

		82,674,995
CONTAINERS & PACKAGING — 0.08%
Avery Dennison Corp.	72,136	5,814,162
Sealed Air Corp.	153,090	6,671,662

		12,485,824
DISTRIBUTORS — 0.08%
LKQ Corp.[a]	465,195	13,616,258

		13,616,258
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.04%
Level 3 Communications Inc.[a]	246,840	14,124,185
Verizon Communications Inc.	3,239,482	157,924,747

		172,048,932
ELECTRIC UTILITIES — 0.31%
Alliant Energy Corp.	160,406	6,353,682
NextEra Energy Inc.	343,374	44,078,920

		50,432,602
ELECTRICAL EQUIPMENT — 0.42%
Acuity Brands Inc.	65,906	13,444,824
Emerson Electric Co.	444,320	26,596,995
Rockwell Automation Inc.	192,836	30,026,494

		70,068,313
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Amphenol Corp. Class A	461,990	32,879,829
Corning Inc.	1,389,922	37,527,894
FLIR Systems Inc.	146,004	5,297,025
TE Connectivity Ltd.	265,473	19,791,012

		95,495,760
ENERGY EQUIPMENT & SERVICES — 0.77%
Baker Hughes Inc.	275,509	16,480,948
Halliburton Co.	752,996	37,054,933
Schlumberger Ltd.	940,677	73,466,874

		127,002,755
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.84%
Alexandria Real Estate Equities Inc.[c]	133,669	14,773,098
American Tower Corp.	640,560	77,853,662
Apartment Investment & Management Co. Class A	233,880	10,372,578

Security	Shares	Value
AvalonBay Communities Inc.[c]	205,709	$37,768,172
Boston Properties Inc.	149,548	19,801,651
Crown Castle International Corp.	351,400	33,189,730
Digital Realty Trust Inc.[c]	238,812	25,407,209
Equinix Inc.[c]	116,486	46,637,500
Equity Residential	370,183	23,032,786
Essex Property Trust Inc.	51,925	12,022,195
Extra Space Storage Inc.[c]	190,231	14,151,284
Federal Realty Investment Trust[c]	68,813	9,186,536
GGP Inc.	875,790	20,300,812
Host Hotels & Resorts Inc.[c]	1,107,040	20,657,366
Iron Mountain Inc.[c]	207,340	7,395,818
Kimco Realty Corp.	642,828	14,200,071
Mid-America Apartment Communities Inc.	103,358	10,515,643
Prologis Inc.	793,730	41,178,712
Public Storage[c]	145,957	31,951,447
Realty Income Corp.[c]	252,826	15,050,732
Regency Centers Corp.	137,953	9,158,700
Simon Property Group Inc.	316,491	54,445,947
UDR Inc.	399,455	14,484,238
Ventas Inc.[c]	301,859	19,632,909
Vornado Realty Trust	130,074	13,047,723
Welltower Inc.[c]	543,053	38,459,013

		634,675,532
FOOD & STAPLES RETAILING — 0.12%
Sysco Corp.	396,194	20,570,393

		20,570,393
FOOD PRODUCTS — 0.60%
Campbell Soup Co.	176,367	10,095,247
General Mills Inc.	479,808	28,313,470
Hershey Co. (The)	209,136	22,848,108
Kellogg Co.	206,168	14,969,858
McCormick & Co. Inc./MD	107,821	10,517,939
Mead Johnson Nutrition Co.	147,150	13,108,122

		99,852,744
HEALTH CARE EQUIPMENT & SUPPLIES — 2.35%
Becton Dickinson and Co.	319,121	58,539,556
Boston Scientific Corp.[a]	2,044,494	50,846,566
Cooper Companies Inc. (The)	53,213	10,636,747
CR Bard Inc.	108,334	26,925,332
Danaher Corp.	484,842	41,468,536
Edwards Lifesciences Corp.[a]	319,601	30,064,866
Hologic Inc.[a]	253,097	10,769,277
IDEXX Laboratories Inc.[a]	132,022	20,411,922
Intuitive Surgical Inc.[a]	55,020	42,171,180
Stryker Corp.	464,071	61,094,947
Varian Medical Systems Inc.[a,c]	139,138	12,679,646
Zimmer Biomet Holdings Inc.	192,992	23,566,253

		389,174,828
HEALTH CARE PROVIDERS & SERVICES — 2.46%
Aetna Inc.	526,383	67,140,151
Envision Healthcare Corp.[a]	72,221	4,428,592
HCA Holdings Inc.[a]	221,464	19,708,081
Humana Inc.	223,819	46,138,049
Laboratory Corp. of America Holdings[a]	83,057	11,916,188

2

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value
Quest Diagnostics Inc.	127,221	$12,491,830
UnitedHealth Group Inc.	1,442,321	236,555,067
Universal Health Services Inc. Class B	60,093	7,478,574

		405,856,532
HEALTH CARE TECHNOLOGY — 0.16%
Cerner Corp.[a]	441,382	25,975,331

		25,975,331
HOTELS, RESTAURANTS & LEISURE — 2.21%
Chipotle Mexican Grill Inc.[a,c]	23,757	10,584,219
Darden Restaurants Inc.	186,741	15,624,619
Marriott International Inc./MD Class A	471,289	44,385,998
McDonald’s Corp.	761,384	98,682,980
Royal Caribbean Cruises Ltd.	129,178	12,673,653
Starbucks Corp.	2,185,307	127,600,076
Wyndham Worldwide Corp.	105,685	8,908,189
Wynn Resorts Ltd.	120,157	13,771,194
Yum! Brands Inc.	504,734	32,252,503

		364,483,431
HOUSEHOLD DURABLES — 0.28%
Garmin Ltd.	172,388	8,810,751
Leggett & Platt Inc.	119,901	6,033,418
Mohawk Industries Inc.[a]	44,239	10,152,408
Newell Brands Inc.	440,401	20,773,715

		45,770,292
HOUSEHOLD PRODUCTS — 1.73%
Church & Dwight Co. Inc.	247,767	12,356,140
Clorox Co. (The)	105,778	14,262,048
Colgate-Palmolive Co.	741,328	54,257,796
Kimberly-Clark Corp.	277,844	36,572,606
Procter & Gamble Co. (The)	1,878,335	168,768,400

		286,216,990
INDUSTRIAL CONGLOMERATES — 2.43%
3M Co.	607,903	116,310,081
General Electric Co.	6,148,745	183,232,601
Honeywell International Inc.	673,183	84,060,361
Roper Technologies Inc.	84,004	17,345,986

		400,949,029
INSURANCE — 0.77%
Aon PLC	394,105	46,776,322
Arthur J Gallagher & Co.	265,855	15,031,442
Cincinnati Financial Corp.	124,780	9,017,851
Marsh & McLennan Companies Inc.	772,553	57,083,941

		127,909,556
INTERNET & DIRECT MARKETING RETAIL — 4.72%
Amazon.com Inc.[a]	593,851	526,472,665
Expedia Inc.	180,740	22,803,966
Netflix Inc.[a]	645,386	95,394,505
Priceline Group Inc. (The)[a]	73,719	131,217,608

Security	Shares	Value
TripAdvisor Inc.[a]	95,155	$4,106,890

		779,995,634
INTERNET SOFTWARE & SERVICES — 7.83%
Akamai Technologies Inc.[a]	258,867	15,454,360
Alphabet Inc. Class Aa	445,506	377,699,987
Alphabet Inc. Class Ca	443,078	367,559,786
eBay Inc.[a]	593,009	19,907,312
Facebook Inc. Class Aa	3,531,473	501,645,739
VeriSign Inc.[a,c]	133,891	11,663,245

		1,293,930,429
IT SERVICES — 5.97%
Accenture PLC Class A	933,615	111,921,766
Alliance Data Systems Corp.	50,466	12,566,034
Automatic Data Processing Inc.	673,111	68,919,835
Cognizant Technology Solutions Corp. Class Aa	638,829	38,023,102
CSRA Inc.	99,260	2,907,325
Fidelity National Information Services Inc.	492,459	39,209,586
Fiserv Inc.[a]	322,240	37,157,495
Global Payments Inc.	229,009	18,476,446
International Business Machines Corp.	733,599	127,748,930
MasterCard Inc. Class A	1,412,708	158,887,269
Paychex Inc.	479,481	28,241,431
PayPal Holdings Inc.[a]	1,683,957	72,443,830
Total System Services Inc.	247,040	13,206,758
Visa Inc. Class A	2,786,017	247,593,331
Western Union Co. (The)	462,076	9,403,247

		986,706,385
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	167,827	16,752,491
Mattel Inc.	292,257	7,484,702

		24,237,193
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Agilent Technologies Inc.	314,847	16,645,961
Illumina Inc.[a]	151,654	25,878,239
Mettler-Toledo International Inc.[a]	39,032	18,692,815
Thermo Fisher Scientific Inc.	357,074	54,846,566
Waters Corp.[a]	79,453	12,419,298

		128,482,879
MACHINERY — 1.80%
Caterpillar Inc.	456,933	42,385,105
Cummins Inc.	231,602	35,018,222
Deere & Co.	215,990	23,512,671
Fortive Corp.	451,383	27,182,284
Illinois Tool Works Inc.	467,669	61,952,113
Ingersoll-Rand PLC	390,307	31,739,765
PACCAR Inc.	272,256	18,295,603
Parker-Hannifin Corp.	135,908	21,788,771
Snap-on Inc.	45,819	7,728,291
Stanley Black & Decker Inc.	110,164	14,637,491
Xylem Inc./NY	268,156	13,466,794

		297,707,110

3

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value
MEDIA — 4.69%
CBS Corp. Class B NVS	557,702	$38,682,211
Charter Communications Inc. Class Aa	322,550	105,577,066
Comcast Corp. Class A	7,096,493	266,757,172
Discovery Communications Inc. Class Aa,c	232,038	6,749,985
Discovery Communications Inc. Class C NVS[a,c]	322,964	9,143,111
DISH Network Corp. Class Aa,c	193,793	12,303,918
Interpublic Group of Companies Inc. (The)	318,688	7,830,164
Omnicom Group Inc.	252,783	21,792,422
Scripps Networks Interactive Inc. Class A	142,124	11,138,258
Time Warner Inc.	1,161,074	113,448,540
Twenty-First Century Fox Inc. Class A	759,708	24,606,942
Twenty-First Century Fox Inc. Class B	348,969	11,090,235
Walt Disney Co. (The)	1,286,976	145,930,209

		775,050,233
METALS & MINING — 0.36%
Freeport-McMoRan Inc.[a]	1,222,334	16,330,382
Newmont Mining Corp.	795,446	26,217,900
Nucor Corp.	281,718	16,824,199

		59,372,481
MULTI-UTILITIES — 0.36%
CenterPoint Energy Inc.	374,560	10,326,619
Dominion Resources Inc./VA	444,032	34,443,563
WEC Energy Group Inc.	246,070	14,919,224

		59,689,406
MULTILINE RETAIL — 0.33%
Dollar General Corp.	381,113	26,575,010
Dollar Tree Inc.[a,c]	353,492	27,734,982

		54,309,992
OIL, GAS & CONSUMABLE FUELS — 1.76%
Anadarko Petroleum Corp.	418,537	25,949,294
Apache Corp.	362,401	18,623,787
Cabot Oil & Gas Corp.	343,045	8,202,206
Chesapeake Energy Corp.[a,c]	555,752	3,301,167
Cimarex Energy Co.	79,444	9,492,764
Concho Resources Inc.[a]	120,341	15,444,564
Devon Energy Corp.	434,934	18,145,446
EOG Resources Inc.	449,359	43,834,970
EQT Corp.	155,396	9,494,696
Murphy Oil Corp.	242,646	6,937,249
Newfield Exploration Co.[a]	201,808	7,448,733
Noble Energy Inc.	275,116	9,447,483
Occidental Petroleum Corp.	492,294	31,191,748
ONEOK Inc.	220,949	12,249,413
Pioneer Natural Resources Co.	254,594	47,413,041
Range Resources Corp.	106,414	3,096,647
Southwestern Energy Co.[a,c]	411,088	3,358,589
Williams Companies Inc. (The)	558,962	16,539,686

		290,171,483
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	302,289	5,480,499

Security	Shares	Value
Estee Lauder Companies Inc. (The) Class A	192,620	$16,332,250

		21,812,749
PHARMACEUTICALS — 4.91%
Bristol-Myers Squibb Co.	1,379,485	75,016,394
Eli Lilly & Co.	640,558	53,877,333
Johnson & Johnson	2,481,811	309,109,560
Merck & Co. Inc.	2,552,451	162,182,737
Pfizer Inc.	4,997,768	170,973,643
Zoetis Inc.	739,415	39,462,579

		810,622,246
PROFESSIONAL SERVICES — 0.37%
Dun & Bradstreet Corp. (The)	54,730	5,907,556
Equifax Inc.	179,208	24,504,902
Nielsen Holdings PLC	279,793	11,558,249
Verisk Analytics Inc. Class Aa	231,529	18,786,263

		60,756,970
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa	201,218	7,000,374

		7,000,374
ROAD & RAIL — 0.86%
CSX Corp.	874,335	40,700,294
JB Hunt Transport Services Inc.	128,987	11,833,267
Union Pacific Corp.	841,967	89,181,145

		141,714,706
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.09%
Advanced Micro Devices Inc.[a,c]	1,160,279	16,882,059
Analog Devices Inc.	545,453	44,699,873
Applied Materials Inc.	1,620,073	63,020,840
Broadcom Ltd.	601,330	131,667,217
Intel Corp.	3,402,932	122,743,757
KLA-Tencor Corp.	235,020	22,343,351
Lam Research Corp.	244,172	31,341,918
Microchip Technology Inc.	325,537	24,018,120
NVIDIA Corp.	883,190	96,205,887
QUALCOMM Inc.	2,214,765	126,994,625
Skyworks Solutions Inc.	278,110	27,249,218
Texas Instruments Inc.	1,498,923	120,753,237
Xilinx Inc.	243,375	14,088,979

		842,009,081
SOFTWARE — 7.76%
Activision Blizzard Inc.	1,037,002	51,704,920
Adobe Systems Inc.[a]	743,241	96,717,951
Autodesk Inc.[a]	193,210	16,706,869
Citrix Systems Inc.[a]	235,512	19,639,346
Electronic Arts Inc.[a,c]	461,813	41,341,500
Intuit Inc.	364,436	42,270,932
Microsoft Corp.	11,587,093	763,125,945
Oracle Corp.	2,606,509	116,276,366
Red Hat Inc.[a]	268,167	23,196,445
salesforce.com Inc.[a]	981,992	81,004,520
Symantec Corp.	452,615	13,886,228

4

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Security	Shares	Value
Synopsys Inc.[a]	224,692	$16,207,034

		1,282,078,056
SPECIALTY RETAIL — 3.69%
Advance Auto Parts Inc.[c]	109,935	16,298,963
AutoZone Inc.[a,c]	42,751	30,911,111
Best Buy Co. Inc.	160,020	7,864,983
CarMax Inc.[a,c]	125,061	7,406,112
Foot Locker Inc.	120,959	9,048,943
Home Depot Inc. (The)	1,826,574	268,195,860
L Brands Inc.	168,559	7,939,129
Lowe’s Companies Inc.	831,062	68,321,607
O’Reilly Automotive Inc.[a]	137,636	37,139,698
Ross Stores Inc.	590,314	38,883,983
Tiffany & Co.	81,673	7,783,437
TJX Companies Inc. (The)	977,493	77,300,147
Tractor Supply Co.	111,462	7,687,534
Ulta Salon Cosmetics & Fragrance Inc.[a]	87,760	25,031,785

		609,813,292
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.90%
Apple Inc.	7,866,958	1,130,167,187
NetApp Inc.	252,065	10,548,920

		1,140,716,107
TEXTILES, APPAREL & LUXURY GOODS — 0.59%
Coach Inc.	210,125	8,684,466
Hanesbrands Inc.	292,681	6,076,058
Michael Kors Holdings Ltd.[a]	240,868	9,179,480
NIKE Inc. Class B	1,132,659	63,123,086
Under Armour Inc. Class Aa,c	273,930	5,418,335
Under Armour Inc. Class Ca	275,204	5,036,233

		97,517,658
TOBACCO — 2.60%
Altria Group Inc.	2,908,082	207,695,217
Philip Morris International Inc.	1,279,420	144,446,518
Reynolds American Inc.	1,240,120	78,152,362

		430,294,097
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Fastenal Co.	432,381	22,267,621
United Rentals Inc.[a,c]	125,814	15,733,041
WW Grainger Inc.	81,401	18,946,897

		56,947,559
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	266,285	20,708,984

		20,708,984

TOTAL COMMON STOCKS
(Cost: $12,797,189,222)		16,495,753,271

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares 1.13%[d,e,f]	158,435,419	$158,498,794
BlackRock Cash Funds: Treasury, SL Agency Shares 0.66%[d,e]	16,809,771	16,809,771

		175,308,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $175,274,027)		175,308,565

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $12,972,463,249)		16,671,061,836
Other Assets, Less Liabilities — (0.88)%		(145,089,293)

NET ASSETS — 100.00%		$16,525,972,543

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

5

Schedule of Investments  (Continued)

iSHARES® S&P 500 GROWTH ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	220	Jun. 2017	Chicago Mercantile	$25,968,954	$25,951,200	$(17,754)

6

Schedule of Investments

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.81%
Arconic Inc.	644,555	$16,977,579
Boeing Co. (The)	275,784	48,775,158
L3 Technologies Inc.	63,105	10,430,625
Raytheon Co.	141,648	21,601,320
Rockwell Collins Inc.	71,405	6,937,710
Textron Inc.	395,431	18,818,561
United Technologies Corp.	1,099,574	123,383,199

		246,924,152
AIR FREIGHT & LOGISTICS — 0.10%
CH Robinson Worldwide Inc.	104,209	8,054,314
Expeditors International of Washington Inc.	96,444	5,448,121

		13,502,435
AIRLINES — 0.63%
Alaska Air Group Inc.	65,214	6,014,035
American Airlines Group Inc.	739,092	31,263,592
Delta Air Lines Inc.	1,072,167	49,276,795

		86,554,422
AUTO COMPONENTS — 0.42%
BorgWarner Inc.	293,331	12,258,303
Delphi Automotive PLC	396,052	31,878,225
Goodyear Tire & Rubber Co. (The)	369,898	13,316,328

		57,452,856
AUTOMOBILES — 1.01%
Ford Motor Co.	5,727,025	66,662,571
General Motors Co.	1,999,972	70,719,010

		137,381,581
BANKS — 13.34%
Bank of America Corp.	14,708,577	346,975,331
BB&T Corp.	1,186,053	53,016,569
Citigroup Inc.	4,065,107	243,174,701
Citizens Financial Group Inc.	463,109	16,000,416
Comerica Inc.	116,709	8,003,903
Fifth Third Bancorp.	1,104,325	28,049,855
Huntington Bancshares Inc./OH	1,593,182	21,332,707
JPMorgan Chase & Co.	5,240,684	460,341,683
KeyCorp	803,520	14,286,586
M&T Bank Corp.	226,579	35,058,569
People’s United Financial Inc.	503,888	9,170,762
PNC Financial Services Group Inc. (The)[a]	713,275	85,764,186
Regions Financial Corp.	1,767,981	25,688,764
SunTrust Banks Inc.	720,988	39,870,636
U.S. Bancorp.	1,028,000	52,942,000
Wells Fargo & Co.	6,606,722	367,730,146
Zions BanCorp.	296,133	12,437,586

		1,819,844,400

Security	Shares	Value
BEVERAGES — 2.00%
Brown-Forman Corp. Class B	104,344	$4,818,606
Coca-Cola Co. (The)	2,777,968	117,896,962
Dr Pepper Snapple Group Inc.	106,594	10,437,684
Molson Coors Brewing Co. Class B	270,519	25,891,373
Monster Beverage Corp.[b]	235,812	10,887,440
PepsiCo Inc.	921,346	103,061,764

		272,993,829
BIOTECHNOLOGY — 0.71%
Amgen Inc.	486,226	79,775,100
Vertex Pharmaceuticals Inc.[b]	157,540	17,226,999

		97,002,099
BUILDING PRODUCTS — 0.53%
Allegion PLC	48,855	3,698,324
Fortune Brands Home & Security Inc.	64,259	3,910,160
Johnson Controls International PLC	1,377,249	58,009,728
Masco Corp.	179,461	6,099,879

		71,718,091
CAPITAL MARKETS — 3.59%
Affiliated Managers Group Inc.	83,334	13,661,776
Ameriprise Financial Inc.	117,799	15,276,174
Bank of New York Mellon Corp. (The)	1,522,126	71,890,011
BlackRock Inc.[a]	91,055	34,920,503
CBOE Holdings Inc.	46,720	3,787,590
CME Group Inc.	184,379	21,904,225
Franklin Resources Inc.	507,194	21,373,155
Goldman Sachs Group Inc. (The)	543,574	124,869,819
Invesco Ltd.	590,668	18,092,161
Morgan Stanley	2,108,249	90,317,387
Nasdaq Inc.	90,650	6,295,643
Northern Trust Corp.	114,365	9,901,722
Raymond James Financial Inc.	84,680	6,457,697
State Street Corp.	526,750	41,934,567
T Rowe Price Group Inc.	124,997	8,518,546

		489,200,976
CHEMICALS — 2.70%
Air Products & Chemicals Inc.	137,656	18,623,480
CF Industries Holdings Inc.	341,112	10,011,637
Dow Chemical Co. (The)	1,637,726	104,061,110
Eastman Chemical Co.	215,962	17,449,730
Ecolab Inc.	173,341	21,726,561
EI du Pont de Nemours & Co.	634,240	50,948,499
FMC Corp.	65,486	4,557,171
International Flavors & Fragrances Inc.	48,024	6,364,621
LyondellBasell Industries NV Class A	484,278	44,161,311
Monsanto Co.	212,300	24,032,360
Mosaic Co. (The)	516,437	15,069,632
PPG Industries Inc.	176,913	18,590,018
Praxair Inc.	184,029	21,825,839
Sherwin-Williams Co. (The)	36,859	11,433,293

		368,855,262

7

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Stericycle Inc.[b]	124,832	$10,347,324

		10,347,324
COMMUNICATIONS EQUIPMENT — 1.87%
Cisco Systems Inc.	7,347,386	248,341,647
Juniper Networks Inc.	246,205	6,851,885

		255,193,532
CONSTRUCTION & ENGINEERING — 0.15%
Fluor Corp.	204,458	10,758,580
Jacobs Engineering Group Inc.	179,102	9,900,759

		20,659,339
CONSUMER FINANCE — 1.11%
American Express Co.	577,589	45,693,066
Capital One Financial Corp.	705,185	61,111,332
Navient Corp.	426,059	6,288,631
Synchrony Financial	1,130,086	38,761,950

		151,854,979
CONTAINERS & PACKAGING — 0.58%
Avery Dennison Corp.	61,964	4,994,298
Ball Corp.	256,350	19,036,551
International Paper Co.	603,382	30,639,738
Sealed Air Corp.	133,416	5,814,269
WestRock Co.	367,384	19,114,990

		79,599,846
DISTRIBUTORS — 0.15%
Genuine Parts Co.	217,698	20,117,472

		20,117,472
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	302,642	7,036,426

		7,036,426
DIVERSIFIED FINANCIAL SERVICES — 3.50%
Berkshire Hathaway Inc. Class Bb	2,786,587	464,468,321
Leucadia National Corp.	477,765	12,421,890

		476,890,211
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.97%
AT&T Inc.	9,010,739	374,396,205
CenturyLink Inc.	800,128	18,859,017
Level 3 Communications Inc.[b]	189,572	10,847,310
Verizon Communications Inc.	2,810,890	137,030,888

		541,133,420
ELECTRIC UTILITIES — 4.00%
Alliant Energy Corp.	178,660	7,076,723
American Electric Power Co. Inc.	721,426	48,429,327

Security	Shares	Value
Duke Energy Corp.	1,026,449	$84,179,082
Edison International	478,020	38,055,172
Entergy Corp.	263,934	20,048,427
Eversource Energy	464,926	27,328,350
Exelon Corp.	1,359,466	48,913,587
FirstEnergy Corp.	651,028	20,715,711
NextEra Energy Inc.	349,871	44,912,940
PG&E Corp.	743,699	49,351,866
Pinnacle West Capital Corp.	163,354	13,620,456
PPL Corp.	997,282	37,288,374
Southern Co. (The)	1,454,042	72,382,211
Xcel Energy Inc.	744,184	33,078,979

		545,381,205
ELECTRICAL EQUIPMENT — 0.72%
AMETEK Inc.	335,773	18,158,604
Eaton Corp. PLC	659,788	48,923,280
Emerson Electric Co.	511,068	30,592,531

		97,674,415
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
FLIR Systems Inc.	59,764	2,168,238
TE Connectivity Ltd.	260,637	19,430,488

		21,598,726
ENERGY EQUIPMENT & SERVICES — 1.45%
Baker Hughes Inc.	355,298	21,253,927
Halliburton Co.	534,215	26,288,720
Helmerich & Payne Inc.	159,281	10,603,336
National Oilwell Varco Inc.	555,022	22,250,832
Schlumberger Ltd.	1,124,978	87,860,782
TechnipFMC PLC[b]	686,760	22,319,700
Transocean Ltd.[b]	568,747	7,080,900

		197,658,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.75%
Boston Properties Inc.[c]	78,996	10,459,860
Crown Castle International Corp.[c]	185,141	17,486,567
Equity Residential	177,632	11,052,263
Essex Property Trust Inc.	45,200	10,465,156
Federal Realty Investment Trust	39,127	5,223,455
HCP Inc.	686,641	21,478,131
Iron Mountain Inc.	154,733	5,519,326
Macerich Co. (The)[c]	177,353	11,421,533
Mid-America Apartment Communities Inc.	64,971	6,610,150
Public Storage	76,486	16,743,550
Realty Income Corp.[c]	151,910	9,043,202
Regency Centers Corp.	79,191	5,257,491
Simon Property Group Inc.	159,541	27,445,838
SL Green Realty Corp.	147,781	15,756,410
Ventas Inc.	224,871	14,625,610
Vornado Realty Trust	127,045	12,743,884
Weyerhaeuser Co.	1,098,909	37,340,928

		238,673,354
FOOD & STAPLES RETAILING — 4.11%
Costco Wholesale Corp.	644,003	107,992,863
CVS Health Corp.	1,504,879	118,133,001

8

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value
Kroger Co. (The)	1,355,667	$39,978,620
Sysco Corp.	343,092	17,813,337
Wal-Mart Stores Inc.	2,209,360	159,250,669
Walgreens Boots Alliance Inc.	1,251,107	103,904,436
Whole Foods Market Inc.	466,035	13,850,560

		560,923,486
FOOD PRODUCTS — 2.63%
Archer-Daniels-Midland Co.	837,872	38,575,627
Campbell Soup Co.	111,087	6,358,620
Conagra Brands Inc.	608,026	24,527,769
General Mills Inc.	382,630	22,578,996
Hormel Foods Corp.	395,680	13,702,398
JM Smucker Co. (The)	170,817	22,390,692
Kellogg Co.	170,628	12,389,299
Kraft Heinz Co. (The)	875,017	79,460,294
McCormick & Co. Inc./MD	59,281	5,782,862
Mead Johnson Nutrition Co.	123,745	11,023,205
Mondelez International Inc. Class A	2,239,803	96,490,713
Tyson Foods Inc. Class A	420,299	25,936,651

		359,217,126
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
Abbott Laboratories	2,535,274	112,591,518
Baxter International Inc.	714,281	37,042,613
Cooper Companies Inc. (The)	20,104	4,018,589
Danaher Corp.	420,697	35,982,214
DENTSPLY SIRONA Inc.	337,421	21,068,567
Hologic Inc.[b]	163,631	6,962,499
Medtronic PLC	2,008,390	161,795,898
Zimmer Biomet Holdings Inc.	106,035	12,947,934

		392,409,832
HEALTH CARE PROVIDERS & SERVICES — 2.88%
AmerisourceBergen Corp.	241,957	21,413,194
Anthem Inc.	387,890	64,149,248
Cardinal Health Inc.	462,826	37,743,460
Centene Corp.[b]	251,692	17,935,572
Cigna Corp.	377,140	55,247,239
DaVita Inc.[b]	229,587	15,605,028
Envision Healthcare Corp.[b]	100,340	6,152,849
Express Scripts Holding Co.[b]	888,696	58,573,953
HCA Holdings Inc.[b]	207,746	18,487,317
Henry Schein Inc.[b]	116,541	19,808,474
Laboratory Corp. of America Holdings[b]	68,949	9,892,113
McKesson Corp.	311,119	46,126,503
Patterson Companies Inc.	119,557	5,407,563
Quest Diagnostics Inc.	76,230	7,485,024
Universal Health Services Inc. Class B	71,663	8,918,460

		392,945,997
HOTELS, RESTAURANTS & LEISURE — 0.88%
Carnival Corp.	613,208	36,124,083
Chipotle Mexican Grill Inc.[b,c]	18,772	8,363,301
McDonald’s Corp.	456,609	59,181,093
Royal Caribbean Cruises Ltd.	120,452	11,817,546
Wyndham Worldwide Corp.	51,104	4,307,556

		119,793,579

Security	Shares	Value
HOUSEHOLD DURABLES — 0.65%
DR Horton Inc.	498,555	$16,606,867
Leggett & Platt Inc.	76,876	3,868,400
Lennar Corp. Class A	299,635	15,338,315
Mohawk Industries Inc.[b]	49,034	11,252,813
Newell Brands Inc.	277,575	13,093,213
PulteGroup Inc.	421,887	9,935,439
Whirlpool Corp.	109,546	18,768,516

		88,863,563
HOUSEHOLD PRODUCTS — 1.94%
Church & Dwight Co. Inc.	130,381	6,502,100
Clorox Co. (The)	84,133	11,343,652
Colgate-Palmolive Co.	569,855	41,707,687
Kimberly-Clark Corp.	250,320	32,949,622
Procter & Gamble Co. (The)	1,912,903	171,874,335

		264,377,396
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	972,886	10,876,865
NRG Energy Inc.	462,604	8,650,695

		19,527,560
INDUSTRIAL CONGLOMERATES — 2.39%
3M Co.	279,914	53,555,946
General Electric Co.	6,784,403	202,175,209
Honeywell International Inc.	457,890	57,176,724
Roper Technologies Inc.	67,028	13,840,612

		326,748,491
INSURANCE — 4.94%
Aflac Inc.	588,963	42,652,701
Allstate Corp. (The)	535,707	43,654,764
American International Group Inc.	1,365,325	85,237,240
Assurant Inc.	82,060	7,850,680
Chubb Ltd.	683,382	93,110,798
Cincinnati Financial Corp.	96,765	6,993,207
Hartford Financial Services Group Inc. (The)	548,575	26,370,000
Lincoln National Corp.	331,480	21,695,366
Loews Corp.	404,577	18,922,066
MetLife Inc.	1,595,193	84,258,094
Principal Financial Group Inc.	392,095	24,745,116
Progressive Corp. (The)	851,985	33,380,772
Prudential Financial Inc.	630,885	67,302,812
Torchmark Corp.	160,681	12,378,864
Travelers Companies Inc. (The)	410,345	49,462,986
Unum Group	338,060	15,851,633
Willis Towers Watson PLC	187,536	24,546,587
XL Group Ltd.	389,847	15,539,301

		673,952,987
INTERNET & DIRECT MARKETING RETAIL — 0.02%
TripAdvisor Inc.[b]	67,353	2,906,955

		2,906,955

9

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.66%
eBay Inc.[b,c]	904,065	$30,349,462
Yahoo! Inc.[b]	1,287,875	59,770,279

		90,119,741
IT SERVICES — 0.97%
Alliance Data Systems Corp.	32,983	8,212,767
Cognizant Technology Solutions Corp. Class Ab	267,693	15,933,088
CSRA Inc.	113,331	3,319,465
International Business Machines Corp.	541,502	94,297,158
Teradata Corp.[b,c]	191,116	5,947,530
Western Union Co. (The)	242,772	4,940,410

		132,650,418
LEISURE PRODUCTS — 0.04%
Mattel Inc.	216,042	5,532,836

		5,532,836
LIFE SCIENCES TOOLS & SERVICES — 0.51%
Agilent Technologies Inc.	164,560	8,700,287
Illumina Inc.[b]	66,212	11,298,416
PerkinElmer Inc.	161,076	9,352,073
Thermo Fisher Scientific Inc.	223,380	34,311,168
Waters Corp.[b]	39,363	6,152,830

		69,814,774
MACHINERY — 1.13%
Caterpillar Inc.	413,027	38,312,385
Deere & Co.	219,186	23,860,588
Dover Corp.	227,601	18,287,740
Flowserve Corp.	189,659	9,183,289
PACCAR Inc.	248,382	16,691,270
Parker-Hannifin Corp.	62,858	10,077,395
Pentair PLC	245,313	15,400,750
Snap-on Inc.	40,389	6,812,413
Stanley Black & Decker Inc.	116,667	15,501,544

		154,127,374
MEDIA — 1.48%
DISH Network Corp. Class Ab,c	142,977	9,077,610
Interpublic Group of Companies Inc. (The)	257,135	6,317,807
News Corp. Class A	558,534	7,260,942
News Corp. Class B	176,347	2,380,685
Omnicom Group Inc.	96,246	8,297,368
TEGNA Inc.	315,025	8,070,940
Twenty-First Century Fox Inc. Class A	804,851	26,069,124
Twenty-First Century Fox Inc. Class B	371,622	11,810,147
Viacom Inc. Class B NVS	511,364	23,839,790
Walt Disney Co. (The)	875,091	99,226,568

		202,350,981
METALS & MINING — 0.16%
Freeport-McMoRan Inc.[b]	765,956	10,233,172
Nucor Corp.	192,922	11,521,302

		21,754,474

Security	Shares	Value
MULTI-UTILITIES — 1.88%
Ameren Corp.	355,420	$19,402,378
CenterPoint Energy Inc.	266,319	7,342,415
CMS Energy Corp.	409,803	18,334,586
Consolidated Edison Inc.	447,575	34,758,675
Dominion Resources Inc./VA	488,423	37,886,972
DTE Energy Co.	263,258	26,881,274
NiSource Inc.	474,551	11,289,568
Public Service Enterprise Group Inc.	742,707	32,939,055
SCANA Corp.	210,773	13,774,016
Sempra Energy	367,591	40,618,806
WEC Energy Group Inc.	222,251	13,475,078

		256,702,823
MULTILINE RETAIL — 0.56%
Kohl’s Corp.	257,712	10,259,515
Macy’s Inc.	446,167	13,224,390
Nordstrom Inc.	165,570	7,710,595
Target Corp.	815,976	45,033,715

		76,228,215
OIL, GAS & CONSUMABLE FUELS — 9.92%
Anadarko Petroleum Corp.	410,059	25,423,658
Apache Corp.	201,736	10,367,213
Cabot Oil & Gas Corp.	364,351	8,711,632
Chesapeake Energy Corp.[b,c]	602,919	3,581,339
Chevron Corp.	2,777,508	298,221,034
Cimarex Energy Co.	61,384	7,334,774
Concho Resources Inc.[b,c]	100,511	12,899,582
ConocoPhillips	1,813,178	90,423,187
Devon Energy Corp.	348,128	14,523,900
EOG Resources Inc.	406,230	39,627,737
EQT Corp.	102,684	6,273,992
Exxon Mobil Corp.	6,083,649	498,920,055
Hess Corp.	395,818	19,082,386
Kinder Morgan Inc./DE	2,816,820	61,237,667
Marathon Oil Corp.	1,241,660	19,618,228
Marathon Petroleum Corp.	774,348	39,135,548
Newfield Exploration Co.[b]	95,735	3,533,579
Noble Energy Inc.	372,480	12,790,963
Occidental Petroleum Corp.	639,168	40,497,685
ONEOK Inc.	94,069	5,215,185
Phillips 66	647,243	51,274,590
Range Resources Corp.	173,596	5,051,644
Southwestern Energy Co.[b,c]	314,998	2,573,534
Tesoro Corp.	171,638	13,912,976
Valero Energy Corp.	661,767	43,868,534
Williams Companies Inc. (The)	665,060	19,679,125

		1,353,779,747
PERSONAL PRODUCTS — 0.14%
Coty Inc. Class A	400,534	7,261,682
Estee Lauder Companies Inc. (The) Class A	136,971	11,613,771

		18,875,453
PHARMACEUTICALS — 5.23%
Allergan PLC	491,834	117,508,979
Bristol-Myers Squibb Co.	1,104,372	60,055,750

10

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Security	Shares	Value
Eli Lilly & Co.	797,748	$67,098,584
Johnson & Johnson	1,552,569	193,372,469
Mallinckrodt PLC[b,c]	152,839	6,812,034
Merck & Co. Inc.	1,530,726	97,262,330
Mylan NVb	675,674	26,344,529
Perrigo Co. PLC	211,428	14,036,705
Pfizer Inc.	3,842,265	131,443,886

		713,935,266
PROFESSIONAL SERVICES — 0.13%
Nielsen Holdings PLC	220,857	9,123,603
Robert Half International Inc.	186,688	9,115,975

		18,239,578
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Ab,c	248,209	8,635,191

		8,635,191
ROAD & RAIL — 0.95%
CSX Corp.	504,575	23,487,966
Kansas City Southern	155,904	13,370,327
Norfolk Southern Corp.	426,294	47,732,139
Ryder System Inc.	77,237	5,826,759
Union Pacific Corp.	370,133	39,204,488

		129,621,679
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.42%
Intel Corp.	3,607,130	130,109,179
Micron Technology Inc.[b,c]	1,520,852	43,952,623
Qorvo Inc.[b,c]	185,888	12,744,481
Xilinx Inc.	126,229	7,307,397

		194,113,680
SOFTWARE — 0.88%
Autodesk Inc.[b]	97,697	8,447,860
CA Inc.	458,830	14,554,088
Oracle Corp.	1,846,827	82,386,952
Symantec Corp.	462,696	14,195,513

		119,584,413
SPECIALTY RETAIL — 0.89%
AutoNation Inc.[b,c]	95,110	4,022,202
Bed Bath & Beyond Inc.	220,188	8,688,618
Best Buy Co. Inc.	238,217	11,708,366
CarMax Inc.[b]	150,366	8,904,675
Foot Locker Inc.	75,874	5,676,134
Gap Inc. (The)	317,761	7,718,415
L Brands Inc.	188,082	8,858,662
Lowe’s Companies Inc.	457,405	37,603,265
Signet Jewelers Ltd.	101,469	7,028,758
Staples Inc.	945,577	8,292,710
Tiffany & Co.	75,921	7,235,271
Tractor Supply Co.	81,133	5,595,743

		121,332,819

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.26%
Hewlett Packard Enterprise Co.	2,442,573	$57,888,980
HP Inc.	2,484,479	44,422,485
NetApp Inc.	151,656	6,346,804
Seagate Technology PLC	432,296	19,855,355
Western Digital Corp.	422,648	34,881,139
Xerox Corp.	1,247,286	9,155,079

		172,549,842
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Coach Inc.	205,855	8,507,987
Hanesbrands Inc.	266,712	5,536,941
NIKE Inc. Class B	836,064	46,593,847
PVH Corp.	116,296	12,033,147
Ralph Lauren Corp.	81,592	6,659,539
VF Corp.	486,031	26,717,124

		106,048,585
TOBACCO — 0.85%
Philip Morris International Inc.	1,024,267	115,639,744

		115,639,744

TOTAL COMMON STOCKS
(Cost: $12,086,302,016)		13,608,553,154

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	35,466,070	35,480,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	17,479,609	17,479,609

		52,959,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,953,204)		52,959,865

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $12,139,255,220)		13,661,513,019
Other Assets, Less Liabilities — (0.13)%		(18,039,461)

NET ASSETS — 100.00%		$13,643,473,558

NVS   —   Non-Voting Shares

[a]	Affiliated issuer.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

11

Schedule of Investments  (Continued)

iSHARES® S&P 500 VALUE ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	285	Jun. 2017	Chicago Mercantile	$33,639,888	$33,618,600	$(21,288)

12

Schedule of Investments

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.34%
B/E Aerospace Inc.	458,988	$29,425,721
Curtiss-Wright Corp.	319,945	29,198,181
Huntington Ingalls Industries Inc.	330,610	66,201,346
Teledyne Technologies Inc.[a]	172,110	21,765,030

		146,590,278
AUTO COMPONENTS — 0.70%
Gentex Corp.	2,062,837	44,000,313

		44,000,313
AUTOMOBILES — 0.53%
Thor Industries Inc.	343,593	33,029,595

		33,029,595
BANKS — 6.45%
Bank of Hawaii Corp.	214,591	17,673,715
Bank of the Ozarks Inc.	654,993	34,066,186
Chemical Financial Corp.	321,474	16,443,395
Commerce Bancshares Inc./MO	627,846	35,259,831
Cullen/Frost Bankers Inc.	208,144	18,518,572
East West Bancorp. Inc.	662,492	34,191,212
First Horizon National Corp.	1,678,972	31,060,982
Fulton Financial Corp.	625,469	11,164,622
International Bancshares Corp.	209,177	7,404,866
MB Financial Inc.	291,282	12,472,695
PrivateBancorp. Inc.	362,001	21,491,999
Signature Bank/New York NYa	258,392	38,342,789
SVB Financial Group[a,b]	229,225	42,656,480
Synovus Financial Corp.	448,630	18,402,803
Texas Capital Bancshares Inc.[a,b]	234,915	19,603,657
Trustmark Corp.	224,372	7,132,786
UMB Financial Corp.	214,013	16,117,319
Webster Financial Corp.	422,839	21,158,863

		403,162,772
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	36,221	5,239,368

		5,239,368
BIOTECHNOLOGY — 1.16%
Bioverativ Inc.[a]	775,496	42,233,512
United Therapeutics Corp.[a,b]	226,131	30,613,615

		72,847,127
BUILDING PRODUCTS — 1.61%
AO Smith Corp.	1,057,858	54,120,015
Lennox International Inc.	277,755	46,468,412

		100,588,427

Security	Shares	Value
CAPITAL MARKETS — 3.33%
Eaton Vance Corp. NVS	511,386	$22,991,915
FactSet Research Systems Inc.	204,545	33,731,516
Federated Investors Inc. Class B	307,804	8,107,557
MarketAxess Holdings Inc.	270,166	50,653,423
MSCI Inc.	650,339	63,206,448
SEI Investments Co.	585,625	29,538,925

		208,229,784
CHEMICALS — 2.91%
Chemours Co. (The)	710,134	27,340,159
Minerals Technologies Inc.	251,982	19,301,821
NewMarket Corp.	36,584	16,580,966
RPM International Inc.	594,637	32,722,874
Scotts Miracle-Gro Co. (The) Class A	318,179	29,714,737
Sensient Technologies Corp.	197,736	15,672,556
Valspar Corp. (The)	367,581	40,779,436

		182,112,549
COMMERCIAL SERVICES & SUPPLIES — 1.79%
Copart Inc.[a,b]	733,915	45,451,356
Deluxe Corp.	229,883	16,590,656
HNI Corp.	183,737	8,468,438
MSA Safety Inc.	225,324	15,928,154
Rollins Inc.	689,382	25,596,754

		112,035,358
COMMUNICATIONS EQUIPMENT — 1.35%
ARRIS International PLC[a]	560,001	14,812,027
Brocade Communications Systems Inc.	1,902,778	23,746,670
InterDigital Inc./PA	246,571	21,279,077
Plantronics Inc.	164,893	8,922,360
ViaSat Inc.[a,b]	247,793	15,814,149

		84,574,283
CONSTRUCTION & ENGINEERING — 0.82%
Dycom Industries Inc.[a,b]	115,161	10,704,215
EMCOR Group Inc.	205,748	12,951,836
Granite Construction Inc.	284,936	14,300,938
Valmont Industries Inc.	84,222	13,096,521

		51,053,510
CONSTRUCTION MATERIALS — 0.54%
Eagle Materials Inc.	347,590	33,764,893

		33,764,893
CONSUMER FINANCE — 0.60%
SLM Corp.[a,b]	3,080,999	37,280,088

		37,280,088
CONTAINERS & PACKAGING — 1.56%
AptarGroup Inc.	205,868	15,849,777
Packaging Corp. of America	676,412	61,972,868

13

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value
Sonoco Products Co.	371,183	$19,643,004

		97,465,649
DISTRIBUTORS — 0.56%
Pool Corp.	295,678	35,283,256

		35,283,256
DIVERSIFIED CONSUMER SERVICES — 0.65%
Service Corp. International/U.S.	837,931	25,875,309
Sotheby’sa	331,377	15,071,026

		40,946,335
ELECTRIC UTILITIES — 0.53%
Westar Energy Inc.	612,320	33,230,606

		33,230,606
ELECTRICAL EQUIPMENT — 0.84%
EnerSys	312,097	24,636,937
Hubbell Inc.	229,723	27,578,246

		52,215,183
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.30%
Belden Inc.	151,587	10,488,305
Cognex Corp.	618,122	51,891,342
Coherent Inc.[a,b]	176,402	36,275,307
IPG Photonics Corp.[a,b]	268,982	32,466,127
Keysight Technologies Inc.[a]	749,413	27,083,786
Littelfuse Inc.	162,637	26,007,283
National Instruments Corp.	373,723	12,168,421
Trimble Inc.[a,b]	1,177,431	37,689,566
Zebra Technologies Corp. Class Aa,b	379,896	34,665,510

		268,735,647
ENERGY EQUIPMENT & SERVICES — 0.32%
Patterson-UTI Energy Inc.	551,192	13,377,430
Superior Energy Services Inc.[a]	451,412	6,437,135

		19,814,565
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.11%
American Campus Communities Inc.	565,089	26,892,585
Camden Property Trust	333,334	26,820,054
Corporate Office Properties Trust[b]	489,894	16,215,491
CyrusOne Inc.[b]	277,861	14,301,506
DCT Industrial Trust Inc.[b]	660,269	31,772,144
Douglas Emmett Inc.	1,044,272	40,100,045
Duke Realty Corp.	2,552,951	67,066,023
Education Realty Trust Inc.[b]	525,783	21,478,236
EPR Properties[b]	281,060	20,694,448
First Industrial Realty Trust Inc.	842,042	22,423,578
GEO Group Inc. (The)	306,683	14,220,891
Healthcare Realty Trust Inc.[b]	585,238	19,020,235
Highwoods Properties Inc.	423,810	20,821,785
Kilroy Realty Corp.[b]	702,029	50,602,250
Lamar Advertising Co. Class Ab	594,961	44,467,385
Liberty Property Trust	1,055,421	40,686,480
Mack-Cali Realty Corp.[b]	393,845	10,610,184

Security	Shares	Value
National Retail Properties Inc.[b]	613,629	$26,766,497
Potlatch Corp.[b]	192,743	8,808,355
Rayonier Inc.	397,487	11,264,782
Tanger Factory Outlet Centers Inc.[b]	476,894	15,627,816
Taubman Centers Inc.[b]	238,978	15,777,328
Uniti Group Inc.[a]	1,007,517	26,044,314
Urban Edge Properties[b]	428,583	11,271,733
Weingarten Realty Investors[b]	846,027	28,248,842

		632,002,987
FOOD & STAPLES RETAILING — 0.17%
Sprouts Farmers Market Inc.[a,b]	451,718	10,443,720

		10,443,720
FOOD PRODUCTS — 3.01%
Ingredion Inc.	242,267	29,176,215
Lamb Weston Holdings Inc.	617,697	25,980,336
Lancaster Colony Corp.	140,093	18,049,582
Post Holdings Inc.[a,b]	461,766	40,413,760
Tootsie Roll Industries Inc.[b]	86,160	3,218,062
WhiteWave Foods Co. (The)[a]	1,272,498	71,450,762

		188,288,717
GAS UTILITIES — 1.01%
National Fuel Gas Co.	337,322	20,111,138
Southwest Gas Holdings Inc.	341,641	28,325,455
WGL Holdings Inc.	176,524	14,568,526

		63,005,119
HEALTH CARE EQUIPMENT & SUPPLIES — 4.94%
ABIOMED Inc.[a,b]	290,898	36,420,430
Align Technology Inc.[a,b]	541,989	62,171,558
Globus Medical Inc. Class Aa,b	242,896	7,194,580
Hill-Rom Holdings Inc.	265,217	18,724,320
Masimo Corp.[a,b]	322,413	30,068,236
NuVasive Inc.[a]	363,581	27,152,229
ResMed Inc.	671,581	48,333,685
Teleflex Inc.	187,006	36,228,672
West Pharmaceutical Services Inc.	526,016	42,928,166

		309,221,876
HEALTH CARE PROVIDERS & SERVICES — 2.47%
HealthSouth Corp.	639,404	27,372,885
MEDNAX Inc.[a,b]	417,838	28,989,600
VCA Inc.[a]	583,285	53,370,578
WellCare Health Plans Inc.[a]	318,094	44,599,960

		154,333,023
HOTELS, RESTAURANTS & LEISURE — 4.89%
Brinker International Inc.	350,950	15,427,762
Buffalo Wild Wings Inc.[a,b]	122,847	18,764,879
Cheesecake Factory Inc. (The)	319,228	20,226,286
Churchill Downs Inc.	88,482	14,055,366
Cracker Barrel Old Country Store Inc.[b]	124,505	19,827,421
Domino’s Pizza Inc.	345,125	63,606,537
Dunkin’ Brands Group Inc.	660,120	36,095,362
Jack in the Box Inc.	227,397	23,130,823

14

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value
Panera Bread Co. Class Aa,b	153,239	$40,128,697
Papa John’s International Inc.	190,018	15,209,041
Texas Roadhouse Inc.	462,608	20,599,934
Wendy’s Co. (The)	1,385,275	18,853,593

		305,925,701
HOUSEHOLD DURABLES — 1.13%
NVR Inc.[a]	24,744	52,132,639
Tempur Sealy International Inc.[a,b]	198,409	9,218,082
Tupperware Brands Corp.	153,021	9,597,477

		70,948,198
HOUSEHOLD PRODUCTS — 0.25%
Energizer Holdings Inc.	276,283	15,402,777

		15,402,777
INDUSTRIAL CONGLOMERATES — 0.79%
Carlisle Companies Inc.	463,592	49,330,825

		49,330,825
INSURANCE — 1.25%
Brown & Brown Inc.	824,684	34,405,817
Primerica Inc.	308,192	25,333,382
RenaissanceRe Holdings Ltd.	127,391	18,427,108

		78,166,307
INTERNET SOFTWARE & SERVICES — 1.28%
j2 Global Inc.	346,080	29,039,573
LogMeIn Inc.	377,473	36,803,618
WebMD Health Corp.[a,b]	271,305	14,292,347

		80,135,538
IT SERVICES — 5.27%
Acxiom Corp.[a]	253,161	7,207,494
Broadridge Financial Solutions Inc.	849,542	57,726,379
Computer Sciences Corp.	537,400	37,085,974
Convergys Corp.	292,817	6,193,080
CoreLogic Inc./U.S.[a,b]	606,285	24,687,925
Gartner Inc.[a]	593,460	64,087,745
Jack Henry & Associates Inc.	557,394	51,893,381
MAXIMUS Inc.	465,373	28,946,201
Science Applications International Corp.	315,072	23,441,357
WEX Inc.[a,b]	276,359	28,603,156

		329,872,692
LEISURE PRODUCTS — 0.27%
Polaris Industries Inc.[b]	201,732	16,905,142

		16,905,142
LIFE SCIENCES TOOLS & SERVICES — 1.15%
Bio-Rad Laboratories Inc. Class Aa,b	73,148	14,581,322
Bio-Techne Corp.	267,905	27,232,543
Charles River Laboratories International Inc.[a]	211,253	19,002,208

Security	Shares	Value
PAREXEL International Corp.[a]	179,381	$11,320,735

		72,136,808
MACHINERY — 6.08%
Crane Co.	360,980	27,012,133
Donaldson Co. Inc.	663,730	30,212,990
Graco Inc.	402,109	37,854,541
IDEX Corp.	547,702	51,215,614
Joy Global Inc.	409,325	11,563,431
Kennametal Inc.	265,161	10,402,266
Lincoln Electric Holdings Inc.	443,684	38,538,392
Nordson Corp.	384,427	47,223,013
Oshkosh Corp.	279,081	19,142,166
Toro Co. (The)	777,261	48,547,722
Wabtec Corp./DE	402,337	31,382,286
Woodward Inc.	397,337	26,987,129

		380,081,683
MEDIA — 1.41%
AMC Networks Inc. Class Aa,b	262,902	15,427,089
Cable One Inc.	33,710	21,050,884
Cinemark Holdings Inc.	433,577	19,224,804
John Wiley & Sons Inc. Class A	152,167	8,186,584
Live Nation Entertainment Inc.[a,b]	493,718	14,994,216
Meredith Corp.	147,625	9,536,575

		88,420,152
METALS & MINING — 1.86%
Compass Minerals International Inc.	109,271	7,414,038
Royal Gold Inc.	469,100	32,860,455
Steel Dynamics Inc.	1,166,470	40,546,497
U.S. Steel Corp.	625,717	21,155,492
Worthington Industries Inc.	315,459	14,224,046

		116,200,528
MULTI-UTILITIES — 0.86%
Black Hills Corp.	230,459	15,318,610
MDU Resources Group Inc.	1,402,307	38,381,142

		53,699,752
OIL, GAS & CONSUMABLE FUELS — 1.03%
Energen Corp.[a]	293,097	15,956,201
Gulfport Energy Corp.[a]	673,096	11,570,520
QEP Resources Inc.[a]	655,741	8,334,468
SM Energy Co.	338,133	8,121,955
WPX Energy Inc.[a]	1,510,452	20,224,952

		64,208,096
PERSONAL PRODUCTS — 0.22%
Nu Skin Enterprises Inc. Class A	244,816	13,597,081

		13,597,081
PHARMACEUTICALS — 0.60%
Akorn Inc.[a,b]	626,170	15,078,174
Catalent Inc.[a]	376,469	10,661,602

15

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Security	Shares	Value
Prestige Brands Holdings Inc.[a,b]	216,668	$12,038,074

		37,777,850
PROFESSIONAL SERVICES — 0.16%
CEB Inc.	125,221	9,842,371

		9,842,371
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	182,797	8,138,122

		8,138,122
ROAD & RAIL — 1.61%
Avis Budget Group Inc.[a,b]	617,434	18,263,698
Genesee & Wyoming Inc. Class Aa,b	207,174	14,058,827
Landstar System Inc.	300,192	25,711,445
Old Dominion Freight Line Inc.	497,379	42,560,721

		100,594,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.11%
Cirrus Logic Inc.[a,b]	461,195	27,989,924
Cypress Semiconductor Corp.	990,264	13,626,033
Integrated Device Technology Inc.[a]	957,972	22,675,197
Microsemi Corp.[a,b]	828,313	42,682,969
Monolithic Power Systems Inc.	272,195	25,069,159
Silicon Laboratories Inc.[a,b]	300,783	22,122,590
Teradyne Inc.	819,770	25,494,847
Versum Materials Inc.[a]	491,590	15,042,654

		194,703,373
SOFTWARE — 6.67%
ACI Worldwide Inc.[a,b]	397,011	8,492,065
ANSYS Inc.[a]	380,246	40,636,890
Cadence Design Systems Inc.[a]	1,441,804	45,272,646
CDK Global Inc.	1,041,487	67,707,070
CommVault Systems Inc.[a]	301,022	15,291,918
Fair Isaac Corp.	223,169	28,777,642
Fortinet Inc.[a]	1,069,996	41,034,347
Manhattan Associates Inc.[a]	339,253	17,658,119
PTC Inc.[a]	581,625	30,564,394
Take-Two Interactive Software Inc.[a,b]	728,487	43,177,424
Tyler Technologies Inc.[a,b]	240,632	37,192,082
Ultimate Software Group Inc. (The)[a,b]	213,098	41,598,860

		417,403,457
SPECIALTY RETAIL — 1.33%
Cabela’s Inc.[a]	203,114	10,787,385
Chico’s FAS Inc.	447,121	6,349,118
Dick’s Sporting Goods Inc.	631,814	30,744,069
Michaels Companies Inc. (The)[a]	380,760	8,525,216
Sally Beauty Holdings Inc.[a]	577,422	11,802,506
Urban Outfitters Inc.[a,b]	635,911	15,109,245

		83,317,539
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.79%
3D Systems Corp.[a,b]	549,865	8,225,980

Security	Shares	Value
NCR Corp.[a,b]	894,644	$40,867,338

		49,093,318
TEXTILES, APPAREL & LUXURY GOODS — 1.38%
Carter’s Inc.	349,188	31,357,082
Deckers Outdoor Corp.[a,b]	117,029	6,990,142
Kate Spade & Co.[a,b]	922,042	21,419,036
Skechers U.S.A. Inc. Class Aa,b	961,215	26,385,352

		86,151,612
THRIFTS & MORTGAGE FINANCE — 0.34%
Washington Federal Inc.	640,985	21,216,603

		21,216,603
TRADING COMPANIES & DISTRIBUTORS — 0.95%
GATX Corp.	124,909	7,614,453
MSC Industrial Direct Co. Inc. Class A	322,014	33,090,158
Watsco Inc.	130,946	18,748,848

		59,453,459
WATER UTILITIES — 0.34%
Aqua America Inc.	663,164	21,320,723

		21,320,723

TOTAL COMMON STOCKS
(Cost: $5,211,967,398)		6,243,539,426

SHORT-TERM INVESTMENTS — 4.59%

MONEY MARKET FUNDS — 4.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	280,391,527	280,503,683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	6,258,344	6,258,344

		286,762,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,664,587)		286,762,027

TOTAL INVESTMENTS IN SECURITIES — 104.42%
(Cost: $5,498,631,985)		6,530,301,453

Other Assets, Less Liabilities — (4.42)%		(276,243,628)

NET ASSETS — 100.00%		$6,254,057,825

NVS  —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

16

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	59	Jun. 2017	Chicago Mercantile	$10,077,475	$10,137,380	$59,905

17

Schedule of Investments

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.83%
B/E Aerospace Inc.	300,515	$19,266,017
Esterline Technologies Corp.[a]	237,400	20,428,270
KLX Inc.[a,b]	420,678	18,804,306
Orbital ATK Inc.	453,558	44,448,684
Teledyne Technologies Inc.[a]	90,961	11,502,928

		114,450,205
AIRLINES — 0.88%
JetBlue Airways Corp.[a]	2,656,347	54,747,312

		54,747,312
AUTO COMPONENTS — 0.66%
Cooper Tire & Rubber Co.	421,865	18,709,713
Dana Inc.	1,150,766	22,221,291

		40,931,004
BANKS — 8.89%
Associated Banc-Corp.	1,196,467	29,193,795
BancorpSouth Inc.	681,964	20,629,411
Bank of Hawaii Corp.	103,320	8,509,435
Cathay General Bancorp.	597,882	22,528,194
Chemical Financial Corp.	212,514	10,870,091
Cullen/Frost Bankers Inc.	222,476	19,793,690
East West Bancorp. Inc.	414,736	21,404,525
FNB Corp./PA	2,525,704	37,557,218
Fulton Financial Corp.	700,870	12,510,529
Hancock Holding Co.	664,092	30,249,391
International Bancshares Corp.	236,231	8,362,577
MB Financial Inc.	246,583	10,558,684
PacWest Bancorp.	944,755	50,317,651
PrivateBancorp. Inc.[b]	238,280	14,146,684
Prosperity Bancshares Inc.	547,592	38,172,638
Signature Bank/New York NYa,b	141,604	21,012,618
SVB Financial Group[a,b]	160,790	29,921,411
Synovus Financial Corp.	479,579	19,672,331
TCF Financial Corp.	1,363,826	23,212,319
Texas Capital Bancshares Inc.[a]	135,140	11,277,433
Trustmark Corp.	294,694	9,368,322
UMB Financial Corp.	113,278	8,530,966
Umpqua Holdings Corp.	1,736,651	30,808,189
Valley National Bancorp.	2,105,474	24,844,593
Webster Financial Corp.	266,495	13,335,410
Wintrust Financial Corp.	411,899	28,470,459

		555,258,564
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	35,094	5,076,347

		5,076,347

Security	Shares	Value
BIOTECHNOLOGY — 0.24%
United Therapeutics Corp.[a]	108,244	$14,654,073

		14,654,073
CAPITAL MARKETS — 2.22%
Eaton Vance Corp. NVS	350,018	15,736,809
FactSet Research Systems Inc.	88,934	14,666,106
Federated Investors Inc. Class B	331,420	8,729,603
Janus Capital Group Inc.	1,154,005	15,232,866
Legg Mason Inc.	683,553	24,683,099
SEI Investments Co.	416,862	21,026,519
Stifel Financial Corp.[a,b]	543,267	27,266,571
Waddell & Reed Financial Inc. Class A	669,433	11,380,361

		138,721,934
CHEMICALS — 3.97%
Ashland Global Holdings Inc.	490,362	60,711,719
Cabot Corp.	490,169	29,366,025
Chemours Co. (The)	664,028	25,565,078
NewMarket Corp.	33,427	15,150,119
Olin Corp.	1,303,602	42,849,398
PolyOne Corp.	647,609	22,076,991
RPM International Inc.	400,061	22,015,357
Sensient Technologies Corp.	135,517	10,741,077
Valspar Corp. (The)	175,510	19,471,079

		247,946,843
COMMERCIAL SERVICES & SUPPLIES — 1.19%
Clean Harbors Inc.[a,b]	416,333	23,156,441
Deluxe Corp.	133,704	9,649,418
Herman Miller Inc.	479,478	15,127,531
HNI Corp.	149,998	6,913,408
Pitney Bowes Inc.	1,491,848	19,558,127

		74,404,925
COMMUNICATIONS EQUIPMENT — 1.69%
ARRIS International PLC[a]	884,584	23,397,247
Brocade Communications Systems Inc.	1,142,631	14,260,035
Ciena Corp.[a,b]	1,113,225	26,283,242
NetScout Systems Inc.[a,b]	730,834	27,735,150
Plantronics Inc.	84,715	4,583,929
ViaSat Inc.[a,b]	149,408	9,535,218

		105,794,821
CONSTRUCTION & ENGINEERING — 1.63%
AECOM[a,b]	1,224,125	43,566,609
Dycom Industries Inc.[a,b]	124,293	11,553,034
EMCOR Group Inc.	249,059	15,678,264
KBR Inc.	1,146,445	17,231,068
Valmont Industries Inc.	87,046	13,535,653

		101,564,628
CONTAINERS & PACKAGING — 2.11%
AptarGroup Inc.	269,172	20,723,552
Bemis Co. Inc.	728,646	35,601,643
Greif Inc. Class A	207,523	11,432,442

18

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value
Owens-Illinois Inc.[a]	1,278,370	$26,053,181
Silgan Holdings Inc.	299,910	17,802,658
Sonoco Products Co.	381,048	20,165,060

		131,778,536
DIVERSIFIED CONSUMER SERVICES — 0.90%
DeVry Education Group Inc.	458,889	16,267,615
Graham Holdings Co. Class B	37,169	22,284,674
Service Corp. International/U.S.	573,233	17,701,435

		56,253,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Frontier Communications Corp.	9,377,030	20,066,844

		20,066,844
ELECTRIC UTILITIES — 3.43%
Great Plains Energy Inc.	1,697,556	49,602,586
Hawaiian Electric Industries Inc.	865,634	28,834,269
IDACORP Inc.	397,206	32,952,210
OGE Energy Corp.	1,573,965	55,057,296
PNM Resources Inc.	627,800	23,228,600
Westar Energy Inc.	447,816	24,302,974

		213,977,935
ELECTRICAL EQUIPMENT — 0.73%
Hubbell Inc.	156,882	18,833,684
Regal Beloit Corp.	353,016	26,705,661

		45,539,345
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.97%
Arrow Electronics Inc.[a]	700,902	51,453,216
Avnet Inc.	1,015,887	46,486,989
Belden Inc.	170,232	11,778,352
Jabil Circuit Inc.	1,436,255	41,536,495
Keysight Technologies Inc.[a]	627,232	22,668,164
Knowles Corp.[a,b]	710,837	13,470,361
National Instruments Corp.	435,678	14,185,676
SYNNEX Corp.	232,364	26,010,826
Tech Data Corp.[a]	275,921	25,908,982
Trimble Inc.[a,b]	705,540	22,584,335
VeriFone Systems Inc.[a,b]	894,693	16,757,600
Vishay Intertechnology Inc.[b]	1,073,984	17,667,037

		310,508,033
ENERGY EQUIPMENT & SERVICES — 2.67%
Diamond Offshore Drilling Inc.[a,b]	521,640	8,716,604
Dril-Quip Inc.[a,b]	303,313	16,545,724
Ensco PLC Class A	2,388,510	21,377,165
Nabors Industries Ltd.	2,248,970	29,394,038
Noble Corp. PLC	1,975,071	12,225,690
Oceaneering International Inc.	772,968	20,931,973
Oil States International Inc.[a,b]	413,684	13,713,625
Patterson-UTI Energy Inc.	719,531	17,463,017
Rowan Companies PLC Class Aa	1,007,732	15,700,465
Superior Energy Services Inc.[a]	730,401	10,415,518

		166,483,819

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.36%
American Campus Communities Inc.	437,059	$20,799,638
Camden Property Trust[b]	324,226	26,087,224
Care Capital Properties Inc.[b]	671,735	18,049,519
CoreCivic Inc.[b]	932,865	29,310,618
Corporate Office Properties Trust[b]	248,304	8,218,862
Cousins Properties Inc.[b]	3,297,375	27,269,291
CyrusOne Inc.[b]	286,751	14,759,074
EPR Properties[b]	200,979	14,798,084
GEO Group Inc. (The)	314,779	14,596,302
Healthcare Realty Trust Inc.	282,095	9,168,088
Highwoods Properties Inc.	342,411	16,822,652
Hospitality Properties Trust[b]	1,198,758	37,796,840
LaSalle Hotel Properties[b]	891,085	25,796,911
Life Storage Inc.	369,942	30,379,637
Mack-Cali Realty Corp.	283,778	7,644,979
Medical Properties Trust Inc.[b]	2,553,100	32,909,459
National Retail Properties Inc.[b]	494,325	21,562,457
Omega Healthcare Investors Inc.[b]	1,550,630	51,155,284
Potlatch Corp.[b]	113,142	5,170,589
Quality Care Properties Inc.[a,b]	749,852	14,142,209
Rayonier Inc.	543,021	15,389,215
Senior Housing Properties Trust	1,881,718	38,104,790
Tanger Factory Outlet Centers Inc.[b]	241,569	7,916,216
Taubman Centers Inc.[b]	218,936	14,454,155
Urban Edge Properties[b]	260,912	6,861,986
Washington Prime Group Inc.[b]	1,493,941	12,982,347

		522,146,426
FOOD & STAPLES RETAILING — 1.03%
Casey’s General Stores Inc.	308,799	34,662,688
Sprouts Farmers Market Inc.[a,b]	527,301	12,191,199
United Natural Foods Inc.[a,b]	405,308	17,521,465

		64,375,352
FOOD PRODUCTS — 3.11%
Dean Foods Co.	727,148	14,295,730
Flowers Foods Inc.	1,463,521	28,406,943
Hain Celestial Group Inc. (The)[a,b]	823,228	30,624,082
Ingredion Inc.	299,882	36,114,789
Lamb Weston Holdings Inc.	422,475	17,769,298
Snyder’s-Lance Inc.	675,605	27,233,638
Tootsie Roll Industries Inc.	51,586	1,926,728
TreeHouse Foods Inc.[a,b]	447,655	37,898,472

		194,269,680
GAS UTILITIES — 3.59%
Atmos Energy Corp.	828,934	65,477,497
National Fuel Gas Co.	307,513	18,333,925
New Jersey Resources Corp.	680,284	26,939,246
ONE Gas Inc.	415,907	28,115,313
UGI Corp.	1,362,953	67,329,878
WGL Holdings Inc.	213,460	17,616,854

		223,812,713
HEALTH CARE EQUIPMENT & SUPPLIES — 2.50%
Globus Medical Inc. Class Aa,b	308,621	9,141,354
Halyard Health Inc.[a]	374,285	14,256,516

19

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value
Hill-Rom Holdings Inc.	181,267	$12,797,450
LivaNova PLC[a,b]	346,616	16,987,650
ResMed Inc.	379,604	27,320,100
STERIS PLC	669,399	46,496,455
Teleflex Inc.	150,124	29,083,522

		156,083,047
HEALTH CARE PROVIDERS & SERVICES — 1.35%
LifePoint Health Inc.[a,b]	314,824	20,620,972
MEDNAX Inc.[a,b]	285,155	19,784,054
Molina Healthcare Inc.[a,b]	340,533	15,528,305
Owens & Minor Inc.	489,293	16,929,538
Tenet Healthcare Corp.[a,b]	641,239	11,356,342

		84,219,211
HEALTH CARE TECHNOLOGY — 0.29%
Allscripts Healthcare Solutions Inc.[a,b]	1,443,773	18,307,042

		18,307,042
HOTELS, RESTAURANTS & LEISURE — 0.25%
Cracker Barrel Old Country Store Inc.[b]	54,354	8,655,874
International Speedway Corp. Class A	189,305	6,994,820

		15,650,694
HOUSEHOLD DURABLES — 2.16%
CalAtlantic Group Inc.	576,562	21,592,247
Helen of Troy Ltd.[a]	215,832	20,331,374
KB Home	667,048	13,260,914
Tempur Sealy International Inc.[a,b]	156,991	7,293,802
Toll Brothers Inc.[a]	1,165,220	42,076,094
TRI Pointe Group Inc.[a,b]	1,249,972	15,674,649
Tupperware Brands Corp.	235,302	14,758,142

		134,987,222
HOUSEHOLD PRODUCTS — 0.17%
Energizer Holdings Inc.	189,330	10,555,148

		10,555,148
INSURANCE — 8.23%
Alleghany Corp.[a]	99,264	61,013,610
American Financial Group Inc./OH	576,072	54,968,790
Aspen Insurance Holdings Ltd.	471,587	24,546,103
CNO Financial Group Inc.	1,152,442	23,625,061
Everest Re Group Ltd.	246,223	57,569,400
First American Financial Corp.	870,442	34,190,962
Genworth Financial Inc. Class Aa	3,579,429	14,747,248
Hanover Insurance Group Inc. (The)	335,305	30,197,568
Kemper Corp.	389,596	15,544,880
Mercury General Corp.	292,479	17,838,294
Old Republic International Corp.	1,934,678	39,622,206
Reinsurance Group of America Inc.	507,056	64,385,971
RenaissanceRe Holdings Ltd.	147,528	21,339,925
WR Berkley Corp.	764,270	53,980,390

		513,570,408

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.15%
HSN Inc.	257,522	$9,554,066

		9,554,066
IT SERVICES — 2.43%
Acxiom Corp.[a]	347,843	9,903,090
Computer Sciences Corp.	523,117	36,100,304
Convergys Corp.	434,221	9,183,774
DST Systems Inc.	248,640	30,458,400
Leidos Holdings Inc.	1,125,747	57,570,702
NeuStar Inc. Class Aa	251,532	8,338,286

		151,554,556
LEISURE PRODUCTS — 1.02%
Brunswick Corp./DE	705,592	43,182,230
Polaris Industries Inc.[b]	243,330	20,391,054

		63,573,284
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Bio-Rad Laboratories Inc. Class Aa	84,987	16,941,308
Charles River Laboratories International Inc.[a,b]	144,981	13,041,041
PAREXEL International Corp.[a]	209,242	13,205,263

		43,187,612
MACHINERY — 3.53%
AGCO Corp.	531,042	31,958,108
Donaldson Co. Inc.	318,549	14,500,350
ITT Inc.	695,154	28,515,217
Joy Global Inc.	345,306	9,754,894
Kennametal Inc.	348,646	13,677,383
Oshkosh Corp.	285,904	19,610,155
Terex Corp.	834,660	26,208,324
Timken Co. (The)	557,123	25,181,960
Trinity Industries Inc.	1,211,009	32,152,289
Wabtec Corp./DEb	241,560	18,841,680

		220,400,360
MARINE — 0.48%
Kirby Corp.[a,b]	428,730	30,246,902

		30,246,902
MEDIA — 1.42%
AMC Networks Inc. Class Aa,b	158,800	9,318,384
Cinemark Holdings Inc.	365,018	16,184,898
John Wiley & Sons Inc. Class A	191,741	10,315,666
Live Nation Entertainment Inc.[a]	508,034	15,428,993
Meredith Corp.[b]	126,731	8,186,823
New York Times Co. (The) Class A	980,141	14,114,030
Time Inc.	793,613	15,356,411

		88,905,205
METALS & MINING — 2.39%
Allegheny Technologies Inc.[b]	873,587	15,689,623
Carpenter Technology Corp.	374,309	13,961,726

20

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value
Commercial Metals Co.	925,896	$17,712,390
Compass Minerals International Inc.[b]	150,484	10,210,339
Reliance Steel & Aluminum Co.	574,222	45,949,244
Steel Dynamics Inc.	639,046	22,213,239
U.S. Steel Corp.	695,444	23,512,962

		149,249,523
MULTI-UTILITIES — 1.16%
Black Hills Corp.	171,557	11,403,394
NorthWestern Corp.	384,837	22,589,932
Vectren Corp.	653,551	38,304,624

		72,297,950
MULTILINE RETAIL — 0.69%
Big Lots Inc.[b]	357,152	17,386,159
Dillard’s Inc. Class A	204,587	10,687,625
JC Penney Co. Inc.[a,b]	2,477,930	15,264,049

		43,337,833
OIL, GAS & CONSUMABLE FUELS — 2.94%
CONSOL Energy Inc.	1,392,454	23,365,378
Energen Corp.[a]	443,721	24,156,171
Gulfport Energy Corp.[a]	525,578	9,034,686
HollyFrontier Corp.	1,397,867	39,615,551
QEP Resources Inc.[a]	1,192,726	15,159,547
SM Energy Co.	410,753	9,866,287
Western Refining Inc.	633,807	22,227,612
World Fuel Services Corp.	559,369	20,277,126
WPX Energy Inc.[a]	1,468,131	19,658,274

		183,360,632
PAPER & FOREST PRODUCTS — 0.75%
Domtar Corp.	501,114	18,300,683
Louisiana-Pacific Corp.[a]	1,137,444	28,231,360

		46,532,043
PERSONAL PRODUCTS — 0.89%
Avon Products Inc.[a]	3,506,139	15,427,011
Edgewell Personal Care Co.[a]	452,549	33,099,434
Nu Skin Enterprises Inc. Class A	124,672	6,924,283

		55,450,728
PHARMACEUTICALS — 0.71%
Catalent Inc.[a,b]	580,314	16,434,493
Endo International PLC[a]	1,563,982	17,454,039
Prestige Brands Holdings Inc.[a]	183,118	10,174,036

		44,062,568
PROFESSIONAL SERVICES — 1.25%
CEB Inc.	119,604	9,400,874
FTI Consulting Inc.[a,b]	331,616	13,652,631
ManpowerGroup Inc.	533,121	54,682,221

		77,735,726

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.76%
Alexander & Baldwin Inc.	168,341	$7,494,541
Jones Lang LaSalle Inc.	356,623	39,745,634

		47,240,175
ROAD & RAIL — 0.43%
Genesee & Wyoming Inc. Class Aa	260,378	17,669,251
Werner Enterprises Inc.	360,794	9,452,803

		27,122,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.66%
Cree Inc.[a,b]	767,712	20,520,942
Cypress Semiconductor Corp.	1,498,916	20,625,084
First Solar Inc.[a,b]	624,421	16,921,809
Synaptics Inc.[a,b]	283,174	14,019,945
Teradyne Inc.	688,613	21,415,864
Versum Materials Inc.[a]	324,165	9,919,449

		103,423,093
SOFTWARE — 1.31%
ACI Worldwide Inc.[a,b]	499,837	10,691,513
ANSYS Inc.[a]	255,693	27,325,911
Cadence Design Systems Inc.[a]	624,622	19,613,131
Manhattan Associates Inc.[a,b]	188,365	9,804,398
PTC Inc.[a]	278,183	14,618,517

		82,053,470
SPECIALTY RETAIL — 3.09%
Aaron’s Inc.	511,369	15,208,114
American Eagle Outfitters Inc.	1,368,488	19,199,887
Cabela’s Inc.[a]	186,743	9,917,921
Chico’s FAS Inc.	545,301	7,743,274
CST Brands Inc.	596,555	28,688,330
GameStop Corp. Class A	815,499	18,389,503
Michaels Companies Inc. (The)[a]	416,934	9,335,152
Murphy USA Inc.[a,b]	276,820	20,324,124
Office Depot Inc.	4,113,610	19,189,991
Sally Beauty Holdings Inc.[a,b]	510,866	10,442,101
Williams-Sonoma Inc.	636,973	34,154,492

		192,592,889
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.35%
3D Systems Corp.[a,b]	259,364	3,880,085
Diebold Nixdorf Inc.	594,617	18,254,742

		22,134,827
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
Deckers Outdoor Corp.[a,b]	127,146	7,594,431

		7,594,431
THRIFTS & MORTGAGE FINANCE — 0.86%
New York Community Bancorp. Inc.	3,849,808	53,781,818

		53,781,818

21

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.63%
GATX Corp.[b]	177,493	$10,819,973
NOW Inc.[a,b]	864,202	14,656,866
Watsco Inc.	97,653	13,981,957

		39,458,796
WATER UTILITIES — 0.35%
Aqua America Inc.	671,311	21,582,649

		21,582,649
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Telephone & Data Systems Inc.	749,732	19,875,395

		19,875,395

TOTAL COMMON STOCKS
(Cost: $5,597,055,175)		6,232,444,420

SHORT-TERM INVESTMENTS — 5.90%

MONEY MARKET FUNDS — 5.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	361,654,016	361,798,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	6,584,634	6,584,634

		368,383,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $368,284,336)		368,383,311

TOTAL INVESTMENTS IN SECURITIES — 105.73%
(Cost: $5,965,339,511)		6,600,827,731
Other Assets, Less Liabilities — (5.73)%		(357,797,419)

NET ASSETS — 100.00%		$6,243,030,312

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

22

Schedule of Investments  (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	54	Jun. 2017	Chicago Mercantile	$9,189,396	$9,278,280	$88,884

23

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.19%
Aerojet Rocketdyne Holdings Inc.[a,b]	568,603	$12,338,685
Aerovironment Inc.[a,b]	116,568	3,267,401
Mercury Systems Inc.[a]	571,798	22,328,712
TASER International Inc.[a,b]	624,170	14,224,834

		52,159,632
AIR FREIGHT & LOGISTICS — 0.26%
Forward Air Corp.	240,773	11,453,572

		11,453,572
AIRLINES — 1.25%
Allegiant Travel Co.	156,732	25,116,303
Hawaiian Holdings Inc.[a,b]	637,417	29,608,020

		54,724,323
AUTO COMPONENTS — 1.63%
Dorman Products Inc.[a]	362,578	29,778,531
Fox Factory Holding Corp.[a]	412,981	11,852,555
LCI Industries	295,249	29,465,850

		71,096,936
AUTOMOBILES — 0.21%
Winnebago Industries Inc.	316,423	9,255,373

		9,255,373
BANKS — 12.06%
Ameris Bancorp.	437,340	20,161,374
Boston Private Financial Holdings Inc.	582,137	9,547,047
Brookline Bancorp. Inc.	531,462	8,317,380
Cardinal Financial Corp.	394,441	11,809,564
Central Pacific Financial Corp.	366,132	11,181,671
City Holding Co.	97,841	6,308,788
Columbia Banking System Inc.	368,174	14,355,104
Community Bank System Inc.	306,997	16,878,695
Customers Bancorp. Inc.[a]	338,738	10,680,409
CVB Financial Corp.[b]	697,715	15,412,524
First BanCorp./Puerto Rico[a]	1,866,707	10,546,895
First Commonwealth Financial Corp.	679,913	9,015,646
First Financial Bancorp.	471,437	12,940,946
First Financial Bankshares Inc.	788,643	31,624,584
First Midwest Bancorp. Inc./IL	559,081	13,239,038
Glacier Bancorp. Inc.	629,739	21,367,044
Great Western Bancorp. Inc.	405,997	17,218,333
Hanmi Financial Corp.	384,080	11,810,460
Home BancShares Inc./AR	1,502,113	40,662,199
Independent Bank Corp./Rockland MA	205,642	13,366,730
LegacyTexas Financial Group Inc.	496,862	19,824,794
National Bank Holdings Corp. Class A	317,361	10,314,232
NBT Bancorp. Inc.	314,426	11,655,772
Pinnacle Financial Partners Inc.	557,860	37,069,797
ServisFirst Bancshares Inc.	528,557	19,228,904

Security	Shares	Value
Simmons First National Corp. Class A	194,992	$10,753,809
Southside Bancshares Inc.	315,517	10,591,906
Sterling Bancorp./DE	1,613,340	38,236,158
Tompkins Financial Corp.	146,757	11,821,276
United Bankshares Inc./WV	425,297	17,968,798
United Community Banks Inc./GA	846,295	23,433,909
Westamerica Bancorp.	187,607	10,474,099

		527,817,885
BEVERAGES — 0.12%
Coca-Cola Bottling Co. Consolidated	26,168	5,391,131

		5,391,131
BIOTECHNOLOGY — 2.19%
AMAG Pharmaceuticals Inc.[a,b]	409,127	9,225,814
Eagle Pharmaceuticals Inc./DEa,b	96,948	8,040,867
Emergent BioSolutions Inc.[a,b]	190,525	5,532,846
Enanta Pharmaceuticals Inc.[a,b]	166,529	5,129,093
Ligand Pharmaceuticals Inc.[a,b]	226,328	23,954,555
MiMedx Group Inc.[a,b]	1,192,054	11,360,275
Momenta Pharmaceuticals Inc.[a,b]	772,175	10,308,536
Progenics Pharmaceuticals Inc.[a,b]	835,880	7,890,707
Repligen Corp.[a,b]	404,148	14,226,010

		95,668,703
BUILDING PRODUCTS — 3.52%
AAON Inc.	470,862	16,644,972
American Woodmark Corp.[a]	87,710	8,051,778
Apogee Enterprises Inc.	200,924	11,977,080
Gibraltar Industries Inc.[a,b]	376,647	15,517,856
Griffon Corp.	372,192	9,174,533
Insteel Industries Inc.	208,731	7,543,538
Patrick Industries Inc.[a]	190,118	13,479,366
PGT Innovations Inc.[a,b]	587,364	6,314,163
Quanex Building Products Corp.	411,199	8,326,780
Simpson Manufacturing Co. Inc.	483,068	20,815,400
Trex Co. Inc.[a]	350,444	24,317,309
Universal Forest Products Inc.	120,980	11,921,369

		154,084,144
CAPITAL MARKETS — 1.77%
Evercore Partners Inc. Class A	467,406	36,410,927
Financial Engines Inc.	443,772	19,326,271
Greenhill & Co. Inc.	146,555	4,294,062
Piper Jaffray Companies	169,664	10,833,046
WisdomTree Investments Inc.	707,308	6,422,357

		77,286,663
CHEMICALS — 3.24%
A Schulman Inc.	150,725	4,740,301
Balchem Corp.	378,913	31,230,010
Flotek Industries Inc.[a,b]	271,880	3,477,345
Hawkins Inc.	69,899	3,425,051
Ingevity Corp.[a,b]	502,112	30,553,515
Innophos Holdings Inc.	166,688	8,996,151
Innospec Inc.	140,565	9,101,584
Koppers Holdings Inc.[a]	155,686	6,593,302
Kraton Corp.[a,b]	368,065	11,380,570

24

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value
Quaker Chemical Corp.	158,382	$20,852,574
Stepan Co.	145,710	11,483,405

		141,833,808
COMMERCIAL SERVICES & SUPPLIES — 3.50%
ABM Industries Inc.	318,194	13,873,258
Brady Corp. Class A	409,533	15,828,450
Healthcare Services Group Inc.	573,132	24,696,258
Matthews International Corp. Class A	269,254	18,215,033
Mobile Mini Inc.	236,573	7,215,477
Multi-Color Corp.	104,260	7,402,460
Tetra Tech Inc.	683,583	27,924,366
U.S. Ecology Inc.	259,270	12,146,799
UniFirst Corp./MAb	106,839	15,112,377
Viad Corp.	241,631	10,921,721

		153,336,199
COMMUNICATIONS EQUIPMENT — 1.34%
ADTRAN Inc.	365,545	7,585,059
Bel Fuse Inc. Class B	57,379	1,466,033
CalAmp Corp.[a,b]	182,169	3,058,618
Lumentum Holdings Inc.[a,b]	661,555	35,293,959
NETGEAR Inc.[a,b]	223,090	11,054,109

		58,457,778
CONSTRUCTION & ENGINEERING — 0.24%
MYR Group Inc.[a]	191,752	7,861,832
Orion Group Holdings Inc.[a,b]	326,750	2,440,823

		10,302,655
CONSTRUCTION MATERIALS — 0.65%
Headwaters Inc.[a]	893,130	20,970,693
U.S. Concrete Inc.[a,b]	119,086	7,687,001

		28,657,694
CONSUMER FINANCE — 0.21%
Green Dot Corp. Class Aa	270,461	9,022,579

		9,022,579
DIVERSIFIED CONSUMER SERVICES — 0.48%
Capella Education Co.	137,078	11,655,057
Career Education Corp.[a]	465,537	4,050,172
Strayer Education Inc.[b]	63,807	5,135,825

		20,841,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
ATN International Inc.	64,034	4,509,274
Cincinnati Bell Inc.[a]	292,962	5,185,427
Cogent Communications Holdings Inc.	488,310	21,021,746
Consolidated Communications Holdings Inc.	385,354	9,024,991
Lumos Networks Corp.[a,b]	122,319	2,165,046

		41,906,484
ELECTRICAL EQUIPMENT — 0.34%
AZZ Inc.	200,634	11,937,723
Vicor Corp.[a,b]	189,542	3,051,626

		14,989,349

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.12%
Badger Meter Inc.	347,200	$12,759,600
CTS Corp.	392,072	8,351,133
ePlus Inc.[a,b]	41,116	5,552,716
Fabrinet[a,b]	440,739	18,524,260
FARO Technologies Inc.[a,b]	104,317	3,729,333
II-VI Inc.[a,b]	649,129	23,401,100
Itron Inc.[a]	397,689	24,139,722
Methode Electronics Inc.	240,780	10,979,568
Rogers Corp.[a]	150,195	12,897,245
TTM Technologies Inc.[a,b]	1,005,882	16,224,877

		136,559,554
ENERGY EQUIPMENT & SERVICES — 1.45%
Archrock Inc.	358,462	4,444,929
Geospace Technologies Corp.[a]	72,926	1,183,589
Helix Energy Solutions Group Inc.[a,b]	686,444	5,333,670
Pioneer Energy Services Corp.[a,b]	394,200	1,576,800
Tesco Corp.[a]	193,482	1,557,530
TETRA Technologies Inc.[a,b]	463,132	1,884,947
U.S. Silica Holdings Inc.	868,291	41,669,285
Unit Corp.[a]	239,505	5,786,441

		63,437,191
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.11%
Acadia Realty Trust[b]	434,395	13,057,914
Agree Realty Corp.[b]	311,934	14,960,355
American Assets Trust Inc.[b]	487,303	20,388,757
CareTrust REIT Inc.[b]	786,402	13,227,282
CoreSite Realty Corp.[b]	404,626	36,436,571
DiamondRock Hospitality Co.[b]	1,243,716	13,867,433
EastGroup Properties Inc.[b]	397,327	29,215,454
Four Corners Property Trust Inc.	714,163	16,304,341
Franklin Street Properties Corp.[b]	661,025	8,024,843
Getty Realty Corp.[b]	322,884	8,159,279
Hersha Hospitality Trust[b]	282,164	5,301,862
Lexington Realty Trust[b]	2,580,013	25,748,530
LTC Properties Inc.[b]	311,589	14,925,113
Parkway Inc.	257,638	5,124,420
Pennsylvania REIT[b]	329,583	4,989,887
PS Business Parks Inc.	151,472	17,382,927
Retail Opportunity Investments Corp.[b]	873,364	18,366,845
Sabra Health Care REIT Inc.[b]	397,099	11,090,975
Saul Centers Inc.[b]	97,372	6,000,063
Summit Hotel Properties Inc.	1,064,060	17,003,679
Universal Health Realty Income Trust[b]	78,751	5,079,439
Urstadt Biddle Properties Inc. Class A	301,176	6,192,178

		310,848,147
FOOD & STAPLES RETAILING — 0.36%
SpartanNash Co.	447,465	15,656,800

		15,656,800

25

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 1.36%
B&G Foods Inc.	792,793	$31,909,918
Calavo Growers Inc.	182,691	11,071,075
J&J Snack Foods Corp.	98,342	13,331,241
John B Sanfilippo & Son Inc.	44,978	3,291,940

		59,604,174
GAS UTILITIES — 0.77%
South Jersey Industries Inc.	947,860	33,791,209

		33,791,209
HEALTH CARE EQUIPMENT & SUPPLIES — 5.43%
Abaxis Inc.	156,123	7,571,965
Analogic Corp.	65,889	5,000,975
Anika Therapeutics Inc.[a,b]	119,520	5,191,949
Cantel Medical Corp.	432,853	34,671,525
CryoLife Inc.[a]	321,287	5,349,428
Haemonetics Corp.[a,b]	316,312	12,832,778
ICU Medical Inc.[a,b]	177,021	27,031,107
Inogen Inc.[a]	119,168	9,242,670
Integra LifeSciences Holdings Corp.[a,b]	456,275	19,222,866
Meridian Bioscience Inc.	234,163	3,231,449
Merit Medical Systems Inc.[a]	586,193	16,940,978
Natus Medical Inc.[a,b]	171,519	6,732,121
Neogen Corp.[a]	452,856	29,684,711
OraSure Technologies Inc.[a,b]	664,989	8,598,308
Orthofix International NVa	83,171	3,172,974
Surmodics Inc.[a]	158,557	3,813,296
Varex Imaging Corp.[a]	446,463	15,001,157
Zeltiq Aesthetics Inc.[a,b]	433,181	24,089,195

		237,379,452
HEALTH CARE PROVIDERS & SERVICES — 2.47%
AMN Healthcare Services Inc.[a,b]	569,174	23,108,464
BioTelemetry Inc.[a,b]	338,896	9,811,039
Chemed Corp.	103,114	18,837,897
CorVel Corp.[a]	50,652	2,203,362
Cross Country Healthcare Inc.[a,b]	390,214	5,603,473
Ensign Group Inc. (The)	295,854	5,562,055
HealthEquity Inc.[a,b]	294,187	12,488,238
Landauer Inc.	115,222	5,617,072
Magellan Health Inc.[a,b]	135,616	9,364,285
Tivity Health Inc.[a,b]	198,137	5,765,787
U.S. Physical Therapy Inc.	149,342	9,752,033

		108,113,705
HEALTH CARE TECHNOLOGY — 1.90%
HealthStream Inc.[a,b]	303,489	7,353,538
HMS Holdings Corp.[a]	996,484	20,258,520
Medidata Solutions Inc.[a,b]	652,287	37,630,437
Omnicell Inc.[a,b]	440,727	17,915,553

		83,158,048
HOTELS, RESTAURANTS & LEISURE — 3.36%
Belmond Ltd. Class Aa,b	1,004,221	12,151,074
Biglari Holdings Inc.[a]	7,065	3,051,939
Bob Evans Farms Inc./DE	122,671	7,957,668
Chuy’s Holdings Inc.[a,b]	201,409	6,001,988
Dave & Buster’s Entertainment Inc.[a,b]	446,519	27,277,846
DineEquity Inc.	99,615	5,421,048

Security	Shares	Value
El Pollo Loco Holdings Inc.[a,b]	155,030	$1,852,609
ILG Inc.	707,593	14,831,149
Marcus Corp. (The)	226,295	7,264,069
Marriott Vacations Worldwide Corp.[b]	206,505	20,636,045
Ruth’s Hospitality Group Inc.	168,616	3,380,751
Scientific Games Corp. Class Aa,b	607,705	14,372,223
Shake Shack Inc. Class Aa,b	151,841	5,071,489
Sonic Corp.	320,740	8,133,966
Wingstop Inc.	343,728	9,720,628

		147,124,492
HOUSEHOLD DURABLES — 1.86%
Ethan Allen Interiors Inc.	166,220	5,094,643
Installed Building Products Inc.[a]	238,905	12,602,239
iRobot Corp.[a,b]	324,946	21,491,928
LGI Homes Inc.[a,b]	203,856	6,912,757
TopBuild Corp.[a]	449,851	21,142,997
Universal Electronics Inc.[a,b]	172,018	11,783,233
William Lyon Homes Class Aa	121,300	2,501,206

		81,529,003
HOUSEHOLD PRODUCTS — 0.69%
Central Garden & Pet Co.[a,b]	120,397	4,463,117
Central Garden & Pet Co. Class Aa	403,794	14,019,728
WD-40 Co.	105,728	11,519,065

		30,001,910
INDUSTRIAL CONGLOMERATES — 0.17%
Raven Industries Inc.	250,493	7,276,822

		7,276,822
INSURANCE — 0.73%
AMERISAFE Inc.	131,384	8,526,822
RLI Corp.	228,455	13,711,869
Universal Insurance Holdings Inc.	391,097	9,581,876

		31,820,567
INTERNET & DIRECT MARKETING RETAIL — 0.97%
NutriSystem Inc.	356,348	19,777,314
PetMed Express Inc.	159,449	3,211,303
Shutterfly Inc.[a,b]	401,334	19,380,419

		42,369,036
INTERNET SOFTWARE & SERVICES — 1.46%
DHI Group Inc.[a]	218,046	861,282
LivePerson Inc.[a,b]	277,255	1,899,197
NIC Inc.	739,889	14,945,758
Shutterstock Inc.[a,b]	226,375	9,360,606
SPS Commerce Inc.[a,b]	203,971	11,930,264
Stamps.com Inc.[a,b]	186,870	22,116,064
XO Group Inc.[a,b]	152,910	2,631,581

		63,744,752
IT SERVICES — 1.19%
Cardtronics PLC Class Aa	543,461	25,406,802
CSG Systems International Inc.	247,315	9,350,980

26

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value
ExlService Holdings Inc.[a]	259,697	$12,299,250
Forrester Research Inc.	120,531	4,791,107

		51,848,139
LEISURE PRODUCTS — 0.40%
Callaway Golf Co.	627,981	6,951,750
Nautilus Inc.[a,b]	248,466	4,534,504
Vista Outdoor Inc.[a]	297,817	6,132,052

		17,618,306
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Cambrex Corp.[a,b]	266,748	14,684,477
Luminex Corp.	441,921	8,118,089

		22,802,566
MACHINERY — 4.81%
Actuant Corp. Class A	338,211	8,911,860
Alamo Group Inc.	69,523	5,296,957
Albany International Corp. Class A	210,284	9,683,578
Astec Industries Inc.	228,430	14,047,303
Barnes Group Inc.	334,308	17,163,373
Chart Industries Inc.[a]	182,259	6,368,129
CIRCOR International Inc.	100,080	5,948,755
EnPro Industries Inc.	130,413	9,280,189
ESCO Technologies Inc.	306,782	17,824,034
Franklin Electric Co. Inc.	242,818	10,453,315
Harsco Corp.[a]	457,590	5,834,272
Hillenbrand Inc.	387,409	13,888,613
John Bean Technologies Corp.	375,168	32,996,026
Lindsay Corp.[b]	64,304	5,666,468
Lydall Inc.[a,b]	205,551	11,017,534
Proto Labs Inc.[a,b]	291,072	14,873,779
Tennant Co.	134,818	9,794,528
Watts Water Technologies Inc. Class A	185,188	11,546,472

		210,595,185
MEDIA — 0.23%
World Wrestling Entertainment Inc. Class A	459,165	10,202,646

		10,202,646
METALS & MINING — 0.72%
AK Steel Holding Corp.[a]	2,105,476	15,138,373
Stillwater Mining Co.[a]	954,297	16,480,709

		31,619,082
MULTILINE RETAIL — 0.44%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	571,057	19,130,409

		19,130,409
OIL, GAS & CONSUMABLE FUELS — 1.27%
Bill Barrett Corp.[a,b]	428,908	1,951,531
Carrizo Oil & Gas Inc.[a,b]	386,984	11,090,962
Contango Oil & Gas Co.[a]	101,928	746,113
Denbury Resources Inc.[a]	1,896,907	4,894,020
Northern Oil and Gas Inc.[a,b]	210,944	548,454
PDC Energy Inc.[a,b]	380,000	23,693,000

Security	Shares	Value
REX American Resources Corp.[a,b]	36,093	$3,266,056
SRC Energy Inc.[a,b]	1,103,963	9,317,448

		55,507,584
PAPER & FOREST PRODUCTS — 0.36%
Deltic Timber Corp.	74,235	5,799,238
Neenah Paper Inc.	130,509	9,749,023

		15,548,261
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	96,838	3,539,429
Medifast Inc.	75,037	3,329,392

		6,868,821
PHARMACEUTICALS — 2.42%
Amphastar Pharmaceuticals Inc.[a,b]	288,911	4,189,210
ANI Pharmaceuticals Inc.[a,b]	94,342	4,670,872
Depomed Inc.[a,b]	417,701	5,242,148
Heska Corp.[a]	73,942	7,762,431
Innoviva Inc.[a,b]	922,636	12,760,056
Medicines Co. (The)[a,b]	323,495	15,818,906
Nektar Therapeutics[a,b]	1,064,094	24,974,286
Phibro Animal Health Corp. Series A	94,361	2,651,544
SciClone Pharmaceuticals Inc.[a,b]	611,860	5,996,228
Sucampo Pharmaceuticals Inc. Class Aa,b	296,548	3,262,028
Supernus Pharmaceuticals Inc.[a,b]	597,761	18,709,919

		106,037,628
PROFESSIONAL SERVICES — 2.07%
Exponent Inc.	201,484	11,998,372
Insperity Inc.	222,914	19,761,326
Navigant Consulting Inc.[a]	560,748	12,818,700
On Assignment Inc.[a]	289,226	14,036,138
WageWorks Inc.[a]	440,894	31,876,636

		90,491,172
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
HFF Inc. Class A	280,679	7,766,388

		7,766,388
ROAD & RAIL — 0.97%
Heartland Express Inc.[b]	326,702	6,550,375
Knight Transportation Inc.	795,118	24,926,949
Marten Transport Ltd.	138,750	3,253,688
Saia Inc.[a,b]	175,055	7,754,936

		42,485,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.44%
Advanced Energy Industries Inc.[a]	473,858	32,487,704
Brooks Automation Inc.	422,270	9,458,848
Cabot Microelectronics Corp.	298,505	22,868,468
CEVA Inc.[a]	253,499	8,999,214
Exar Corp.[a,b]	313,886	4,083,657
Kopin Corp.[a,b]	323,931	1,328,117
Kulicke & Soffa Industries Inc.[a]	439,500	8,930,640
MKS Instruments Inc.	640,660	44,045,375

27

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Security	Shares	Value
Nanometrics Inc.[a]	299,204	$9,113,754
Power Integrations Inc.	350,814	23,066,020
Rambus Inc.[a,b]	1,325,926	17,422,668
Rudolph Technologies Inc.[a]	372,844	8,351,706
Semtech Corp.[a]	493,171	16,669,180
Ultratech Inc.[a]	144,165	4,270,167
Veeco Instruments Inc.[a,b]	240,909	7,191,134
Xperi Corp.	584,988	19,860,343

		238,146,995
SOFTWARE — 3.85%
8x8 Inc.[a]	1,084,500	16,538,625
Blackbaud Inc.	565,748	43,375,899
Bottomline Technologies de Inc.[a,b]	228,845	5,412,184
Ebix Inc.[b]	259,211	15,876,674
MicroStrategy Inc. Class Aa	60,538	11,369,036
Monotype Imaging Holdings Inc.	201,867	4,057,527
Progress Software Corp.	581,231	16,884,761
Qualys Inc.[a]	349,927	13,262,233
Synchronoss Technologies Inc.[a,b]	510,199	12,448,856
TiVo Corp.	1,441,898	27,035,587
VASCO Data Security International Inc.[a]	153,313	2,069,726

		168,331,108
SPECIALTY RETAIL — 2.31%
Children’s Place Inc. (The)	215,116	25,824,676
DSW Inc. Class A	206,827	4,277,182
Five Below Inc.[a,b]	654,555	28,348,777
Francesca’s Holdings Corp.[a,b]	447,960	6,876,186
Hibbett Sports Inc.[a,b]	147,005	4,336,647
Monro Muffler Brake Inc.	171,117	8,915,196
Select Comfort Corp.[a,b]	288,304	7,147,056
Tailored Brands Inc.	273,620	4,087,883
Tile Shop Holdings Inc.[b]	394,420	7,592,585
Zumiez Inc.[a,b]	205,777	3,765,719

		101,171,907
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.44%
Electronics For Imaging Inc.[a,b]	277,400	13,545,442
Super Micro Computer Inc.[a,b]	227,885	5,776,885

		19,322,327
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Iconix Brand Group Inc.[a,b]	264,829	1,991,514
Oxford Industries Inc.	82,986	4,751,778
Steven Madden Ltd.[a]	392,088	15,114,993

		21,858,285
THRIFTS & MORTGAGE FINANCE — 2.07%
Bank Mutual Corp.	283,510	2,664,994
BofI Holding Inc.[a,b]	687,667	17,968,739
Dime Community Bancshares Inc.	209,517	4,253,195
LendingTree Inc.[a,b]	85,858	10,762,300
Northfield Bancorp. Inc.	538,353	9,701,121
Northwest Bancshares Inc.	742,633	12,505,940
Oritani Financial Corp.	232,637	3,954,829
Provident Financial Services Inc.	388,742	10,048,981
TrustCo Bank Corp. NY	650,476	5,106,236

Security	Shares	Value
Walker & Dunlop Inc.[a,b]	329,516	$13,737,522

		90,703,857
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Applied Industrial Technologies Inc.	311,540	19,268,749

		19,268,749
WATER UTILITIES — 0.68%
American States Water Co.	209,511	9,281,337
California Water Service Group	572,155	20,511,757

		29,793,094

TOTAL COMMON STOCKS
(Cost: $3,748,827,712)		4,367,819,281

SHORT-TERM INVESTMENTS — 9.74%

MONEY MARKET FUNDS — 9.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	421,606,240	421,774,882
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	4,403,243	4,403,243

		426,178,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $426,045,082)		426,178,125

TOTAL INVESTMENTS IN SECURITIES — 109.58%
(Cost: $4,174,872,794)		4,793,997,406
Other Assets, Less Liabilities — (9.58)%		(419,250,756)

NET ASSETS — 100.00%		$4,374,746,650

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

28

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	88	Jun. 2017	ICE Markets Equity	$5,960,832	$6,091,360	$130,528

29

Schedule of Investments

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.25%
AAR Corp.	451,170	$15,172,847
Aerojet Rocketdyne Holdings Inc.[a,b]	382,528	8,300,858
Aerovironment Inc.[a,b]	153,755	4,309,753
Cubic Corp.	351,513	18,559,886
Engility Holdings Inc.[a]	252,977	7,321,154
Moog Inc. Class Aa	454,639	30,619,937
National Presto Industries Inc.	69,853	7,138,977
Triumph Group Inc.	700,183	18,029,712

		109,453,124
AIR FREIGHT & LOGISTICS — 1.16%
Atlas Air Worldwide Holdings Inc.[a,b]	354,781	19,672,606
Echo Global Logistics Inc.[a,b]	388,233	8,288,775
Forward Air Corp.	142,108	6,760,078
Hub Group Inc. Class Aa	472,056	21,903,398

		56,624,857
AIRLINES — 0.51%
SkyWest Inc.	731,500	25,053,875

		25,053,875
AUTO COMPONENTS — 2.02%
American Axle & Manufacturing Holdings Inc.[a,b]	1,077,961	20,244,108
Cooper-Standard Holding Inc.[a,b]	249,391	27,664,944
Gentherm Inc.[a,b]	515,662	20,239,733
Motorcar Parts of America Inc.[a,b]	265,484	8,158,323
Standard Motor Products Inc.	284,118	13,961,559
Superior Industries International Inc.	318,920	8,084,622

		98,353,289
BANKS — 6.56%
Banc of California Inc.[b]	699,267	14,474,827
Banner Corp.	370,191	20,597,427
Boston Private Financial Holdings Inc.	501,276	8,220,926
Brookline Bancorp. Inc.	371,385	5,812,175
City Holding Co.	103,695	6,686,254
Columbia Banking System Inc.	386,350	15,063,787
Community Bank System Inc.	263,863	14,507,188
CVB Financial Corp.	599,009	13,232,109
Fidelity Southern Corp.	300,176	6,717,939
First Commonwealth Financial Corp.	455,363	6,038,113
First Financial Bancorp.	316,959	8,700,525
First Midwest Bancorp. Inc./IL	481,074	11,391,832
First NBC Bank Holding Co.[a,b]	238,908	955,632
Glacier Bancorp. Inc.	335,995	11,400,310
Great Western Bancorp. Inc.	348,390	14,775,220
Hope Bancorp Inc.	1,792,421	34,360,711
Independent Bank Corp./Rockland MA	137,508	8,938,020
NBT Bancorp. Inc.	239,891	8,892,759
OFG Bancorp.	621,819	7,337,464
Old National Bancorp./IN	1,903,937	33,033,307
Opus Bank	260,136	5,241,740
S&T Bancorp. Inc.	492,266	17,032,404
Simmons First National Corp. Class A	189,188	10,433,718
United Bankshares Inc./WVb	640,252	27,050,647
Westamerica Bancorp.	148,481	8,289,694

		319,184,728

Security	Shares	Value
BEVERAGES — 0.15%
Coca-Cola Bottling Co. Consolidated	34,815	$7,172,586

		7,172,586
BIOTECHNOLOGY — 0.95%
Acorda Therapeutics Inc.[a,b]	654,270	13,739,670
Emergent BioSolutions Inc.[a,b]	265,903	7,721,823
Myriad Genetics Inc.[a,b]	960,982	18,450,854
Spectrum Pharmaceuticals Inc.[a,b]	998,571	6,490,712

		46,403,059
BUILDING PRODUCTS — 0.67%
American Woodmark Corp.[a]	93,191	8,554,934
Apogee Enterprises Inc.	166,374	9,917,554
Universal Forest Products Inc.	143,858	14,175,767

		32,648,255
CAPITAL MARKETS — 1.81%
Donnelley Financial Solutions Inc.[a,b]	371,221	7,160,853
Financial Engines Inc.	283,644	12,352,696
Greenhill & Co. Inc.	216,023	6,329,474
Interactive Brokers Group Inc. Class A	957,653	33,249,712
INTL. FCStone Inc.[a,b]	214,401	8,138,662
Investment Technology Group Inc.	341,697	6,919,364
Virtus Investment Partners Inc.	91,731	9,714,313
WisdomTree Investments Inc.	490,648	4,455,084

		88,320,158
CHEMICALS — 2.69%
A Schulman Inc.	237,333	7,464,123
AdvanSix Inc.[a,b]	429,507	11,734,131
American Vanguard Corp.	370,272	6,146,515
Calgon Carbon Corp.	715,785	10,450,461
Flotek Industries Inc.[a,b]	449,897	5,754,183
FutureFuel Corp.	322,899	4,578,708
Hawkins Inc.	54,550	2,672,950
HB Fuller Co.	708,121	36,510,719
Innophos Holdings Inc.	78,791	4,252,350
Innospec Inc.	173,780	11,252,255
Koppers Holdings Inc.[a]	108,585	4,598,575
LSB Industries Inc.[a,b]	294,682	2,764,117
Rayonier Advanced Materials Inc.	612,540	8,238,663
Stepan Co.	102,307	8,062,815
Tredegar Corp.	360,215	6,321,773

		130,802,338
COMMERCIAL SERVICES & SUPPLIES — 3.52%
ABM Industries Inc.	407,711	17,776,200
Brady Corp. Class A	188,712	7,293,719
Brink’s Co. (The)	634,974	33,939,360
Essendant Inc.	535,871	8,118,446
Healthcare Services Group Inc.	349,823	15,073,873
Interface Inc.	906,907	17,276,578
LSC Communications Inc.	459,517	11,561,448
Matthews International Corp. Class A	136,643	9,243,899
Mobile Mini Inc.	345,129	10,526,434
Multi-Color Corp.	64,965	4,612,515
RR Donnelley & Sons Co.	985,431	11,933,569
Team Inc.[a,b]	416,274	11,260,212
UniFirst Corp./MAb	91,699	12,970,824

		171,587,077

30

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.89%
ADTRAN Inc.	255,622	$5,304,156
Bel Fuse Inc. Class B	57,174	1,460,796
Black Box Corp.	220,959	1,977,583
CalAmp Corp.[a,b]	286,362	4,808,018
Comtech Telecommunications Corp.	337,643	4,976,858
Digi International Inc.[a]	376,078	4,475,328
Harmonic Inc.[a,b]	1,128,091	6,712,141
Ixia[a,b]	899,775	17,680,579
NETGEAR Inc.[a,b]	200,741	9,946,717
Viavi Solutions Inc.[a]	3,244,064	34,776,366

		92,118,542
CONSTRUCTION & ENGINEERING — 0.62%
Aegion Corp.[a,b]	478,666	10,966,238
Comfort Systems USA Inc.	525,434	19,257,156

		30,223,394
CONSTRUCTION MATERIALS — 0.09%
U.S. Concrete Inc.[a,b]	67,430	4,352,607

		4,352,607
CONSUMER FINANCE — 1.84%
Encore Capital Group Inc.[a,b]	293,159	9,029,297
Enova International Inc.[a,b]	330,057	4,901,346
Ezcorp Inc. Class Aa,b	697,920	5,688,048
FirstCash Inc.	680,938	33,468,103
Green Dot Corp. Class Aa,b	309,415	10,322,084
PRA Group Inc.[a,b]	653,170	21,652,586
World Acceptance Corp.[a,b]	86,487	4,478,297

		89,539,761
CONTAINERS & PACKAGING — 0.10%
Myers Industries Inc.	310,393	4,919,729

		4,919,729
DISTRIBUTORS — 0.42%
Core-Mark Holding Co. Inc.	653,881	20,394,548

		20,394,548
DIVERSIFIED CONSUMER SERVICES — 0.42%
American Public Education Inc.[a,b]	232,172	5,316,739
Career Education Corp.[a]	376,022	3,271,391
Regis Corp.[a]	500,138	5,861,617
Strayer Education Inc.[b]	72,644	5,847,116

		20,296,863
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
ATN International Inc.	75,854	5,341,639
Cincinnati Bell Inc.[a,b]	255,001	4,513,518
Consolidated Communications Holdings Inc.	258,596	6,056,318
General Communication Inc. Class Aa,b	376,253	7,826,062
Iridium Communications Inc.[a,b]	1,141,489	11,015,369
Lumos Networks Corp.[a]	193,659	3,427,764

		38,180,670
ELECTRIC UTILITIES — 1.57%
ALLETE Inc.	705,264	47,753,425
El Paso Electric Co.	572,047	28,888,374

		76,641,799

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.78%
AZZ Inc.	128,495	$7,645,452
Encore Wire Corp.	293,244	13,489,224
General Cable Corp.	703,168	12,621,866
Powell Industries Inc.	123,932	4,268,218

		38,024,760
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.79%
Agilysys Inc.[a,b]	224,394	2,120,523
Anixter International Inc.[a]	401,197	31,814,922
Benchmark Electronics Inc.[a]	700,417	22,273,261
Daktronics Inc.	569,090	5,377,901
Electro Scientific Industries Inc.[a]	477,881	3,330,831
ePlus Inc.[a,b]	45,089	6,089,269
FARO Technologies Inc.[a,b]	113,244	4,048,473
Insight Enterprises Inc.[a]	500,927	20,583,090
Methode Electronics Inc.	234,536	10,694,842
MTS Systems Corp.	235,903	12,986,460
OSI Systems Inc.[a,b]	256,815	18,744,927
Park Electrochemical Corp.	269,721	4,817,217
Plexus Corp.[a,b]	474,674	27,436,157
Rogers Corp.[a]	76,712	6,587,259
Sanmina Corp.[a]	1,046,299	42,479,739
ScanSource Inc.[a]	356,198	13,980,772

		233,365,643
ENERGY EQUIPMENT & SERVICES — 2.35%
Archrock Inc.	569,754	7,064,950
Atwood Oceanics Inc.[a,b]	1,056,514	10,068,578
Bristow Group Inc.	452,092	6,876,319
CARBO Ceramics Inc.[a,b]	304,784	3,974,383
Era Group Inc.[a,b]	282,585	3,747,077
Exterran Corp.[a]	445,969	14,025,725
Geospace Technologies Corp.[a,b]	110,607	1,795,152
Gulf Island Fabrication Inc.	198,184	2,289,025
Helix Energy Solutions Group Inc.[a]	1,125,098	8,742,012
Hornbeck Offshore Services Inc.[a,b]	421,282	1,866,279
Matrix Service Co.[a,b]	379,925	6,268,763
Newpark Resources Inc.[a,b]	1,206,417	9,771,978
Pioneer Energy Services Corp.[a,b]	649,130	2,596,520
SEACOR Holdings Inc.[a,b]	227,632	15,749,858
Tesco Corp.[a]	447,268	3,600,507
TETRA Technologies Inc.[a,b]	1,117,887	4,549,800
Tidewater Inc.[a,b]	697,512	802,139
Unit Corp.[a,b]	448,304	10,831,025

		114,620,090
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.69%
Acadia Realty Trust[b]	679,449	20,424,237
Cedar Realty Trust Inc.[b]	1,087,302	5,458,256
Chesapeake Lodging Trust[b]	845,789	20,265,104
DiamondRock Hospitality Co.[b]	1,358,184	15,143,752
Franklin Street Properties Corp.[b]	730,733	8,871,099
Government Properties Income Trust[b]	788,918	16,512,054
Hersha Hospitality Trust[b]	257,414	4,836,809
Kite Realty Group Trust[b]	1,170,942	25,175,253
LTC Properties Inc.[b]	190,866	9,142,481
Parkway Inc.[b]	296,474	5,896,868
Pennsylvania REIT[b]	566,662	8,579,263
PS Business Parks Inc.	96,856	11,115,194
Retail Opportunity Investments Corp.[b]	510,658	10,739,138
Sabra Health Care REIT Inc.[b]	452,495	12,638,185

31

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
Saul Centers Inc.[b]	53,116	$3,273,008
Universal Health Realty Income Trust[b]	23,689	1,527,940

		179,598,641
FOOD & STAPLES RETAILING — 0.59%
Andersons Inc. (The)	369,898	14,019,134
SUPERVALU Inc.[a,b]	3,774,955	14,571,326

		28,590,460
FOOD PRODUCTS — 2.05%
Cal-Maine Foods Inc.[b]	419,333	15,431,454
Darling Ingredients Inc.[a]	2,320,176	33,688,955
J&J Snack Foods Corp.	95,264	12,913,988
John B Sanfilippo & Son Inc.	70,003	5,123,520
Sanderson Farms Inc.	281,918	29,274,365
Seneca Foods Corp. Class Aa,b	90,476	3,266,184

		99,698,466
GAS UTILITIES — 1.38%
Northwest Natural Gas Co.	403,439	23,843,245
Spire Inc.	644,142	43,479,585

		67,322,830
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
Abaxis Inc.	134,227	6,510,010
Analogic Corp.	98,657	7,488,066
AngioDynamics Inc.[a,b]	453,770	7,872,909
Anika Therapeutics Inc.[a,b]	68,222	2,963,564
CONMED Corp.	350,047	15,545,587
Haemonetics Corp.[a,b]	359,390	14,580,452
Inogen Inc.[a]	87,108	6,756,096
Integer Holdings Corp.[a,b]	389,803	15,670,081
Integra LifeSciences Holdings Corp.[a,b]	304,404	12,824,541
Invacare Corp.	455,148	5,416,261
Meridian Bioscience Inc.[b]	322,684	4,453,039
Natus Medical Inc.[a]	260,695	10,232,279
Orthofix International NVa	155,852	5,945,754

		116,258,639
HEALTH CARE PROVIDERS & SERVICES — 4.14%
Aceto Corp.	429,832	6,795,644
Adeptus Health Inc. Class Aa,b	257,032	462,658
Air Methods Corp.[a,b]	467,295	20,093,685
Almost Family Inc.[a,b]	168,420	8,185,212
Amedisys Inc.[a,b]	393,163	20,086,698
Chemed Corp.	108,069	19,743,126
Community Health Systems Inc.[a,b]	1,605,787	14,243,331
CorVel Corp.[a]	80,246	3,490,701
Diplomat Pharmacy Inc.[a,b]	614,444	9,800,382
Ensign Group Inc. (The)	327,442	6,155,909
HealthEquity Inc.[a,b]	272,827	11,581,506
Kindred Healthcare Inc.	1,203,694	10,050,845
LHC Group Inc.[a,b]	211,055	11,375,864
Magellan Health Inc.[a,b]	174,035	12,017,117
PharMerica Corp.[a,b]	435,954	10,201,323
Providence Service Corp. (The)[a]	173,195	7,696,786
Quorum Health Corp.[a,b]	431,907	2,349,574
Select Medical Holdings Corp.[a]	1,514,883	20,223,688
Tivity Health Inc.[a,b]	238,942	6,953,212

		201,507,261

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.29%
Computer Programs & Systems Inc.[b]	154,701	$4,331,628
Quality Systems Inc.[a]	657,074	10,013,808

		14,345,436
HOTELS, RESTAURANTS & LEISURE — 2.74%
Biglari Holdings Inc.[a]	6,089	2,630,326
BJ’s Restaurants Inc.[a,b]	258,324	10,436,290
Bob Evans Farms Inc./DE	134,350	8,715,285
Boyd Gaming Corp.[a,b]	1,161,380	25,561,974
DineEquity Inc.	119,546	6,505,693
El Pollo Loco Holdings Inc.[a,b]	127,004	1,517,698
Fiesta Restaurant Group Inc.[a,b]	380,195	9,200,719
ILG Inc.	658,518	13,802,537
Marriott Vacations Worldwide Corp.	100,184	10,011,387
Monarch Casino & Resort Inc.[a]	158,791	4,690,686
Penn National Gaming Inc.[a,b]	756,720	13,946,350
Red Robin Gourmet Burgers Inc.[a,b]	182,205	10,649,882
Ruby Tuesday Inc.[a,b]	882,750	2,480,528
Ruth’s Hospitality Group Inc.	219,166	4,394,278
Shake Shack Inc. Class Aa,b	74,473	2,487,398
Sonic Corp.	244,353	6,196,792

		133,227,823
HOUSEHOLD DURABLES — 1.79%
Cavco Industries Inc.[a]	119,509	13,910,848
Ethan Allen Interiors Inc.	162,531	4,981,575
La-Z-Boy Inc.	688,155	18,580,185
M/I Homes Inc.[a,b]	349,781	8,569,635
MDC Holdings Inc.	582,899	17,516,115
Meritage Homes Corp.[a,b]	531,579	19,562,107
William Lyon Homes Class Aa	192,776	3,975,041

		87,095,506
HOUSEHOLD PRODUCTS — 0.17%
WD-40 Co.	74,205	8,084,635

		8,084,635
INDUSTRIAL CONGLOMERATES — 0.13%
Raven Industries Inc.	216,130	6,278,577

		6,278,577
INSURANCE — 5.49%
American Equity Investment Life Holding Co.	1,037,668	24,520,095
AMERISAFE Inc.	115,075	7,468,367
eHealth Inc.[a,b]	245,320	2,953,653
Employers Holdings Inc.	454,109	17,233,437
HCI Group Inc.	103,212	4,704,403
Horace Mann Educators Corp.	569,269	23,368,492
Infinity Property & Casualty Corp.	156,000	14,898,000
Maiden Holdings Ltd.	993,132	13,903,848
Navigators Group Inc. (The)	311,955	16,939,156
ProAssurance Corp.	743,820	44,815,155
RLI Corp.	269,688	16,186,674
Safety Insurance Group Inc.	173,257	12,145,316
Selective Insurance Group Inc.	820,450	38,684,217
Stewart Information Services Corp.	330,333	14,594,112
United Fire Group Inc.	252,896	10,816,362
United Insurance Holdings Corp.	254,667	4,061,939

		267,293,226

32

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.15%
FTD Companies Inc.[a,b]	245,568	$4,945,740
PetMed Express Inc.	105,794	2,130,691

		7,076,431
INTERNET SOFTWARE & SERVICES — 0.45%
Blucora Inc.[a,b]	548,105	9,482,216
DHI Group Inc.[a]	459,174	1,813,737
Liquidity Services Inc.[a,b]	355,604	2,844,832
LivePerson Inc.[a]	431,609	2,956,522
QuinStreet Inc.[a,b]	540,480	2,107,872
XO Group Inc.[a]	170,789	2,939,279

		22,144,458
IT SERVICES — 2.27%
CACI International Inc. Class Aa	343,554	40,298,884
CSG Systems International Inc.	174,321	6,591,077
ExlService Holdings Inc.[a]	165,721	7,848,547
ManTech International Corp./VA Class A	360,558	12,486,123
Perficient Inc.[a]	502,928	8,730,830
Sykes Enterprises Inc.[a,b]	557,391	16,387,295
TeleTech Holdings Inc.	224,073	6,632,561
Virtusa Corp.[a,b]	388,931	11,753,495

		110,728,812
LEISURE PRODUCTS — 0.66%
Callaway Golf Co.	597,189	6,610,882
Nautilus Inc.[a,b]	145,180	2,649,535
Sturm Ruger & Co. Inc.[b]	256,008	13,709,228
Vista Outdoor Inc.[a,b]	454,013	9,348,128

		32,317,773
LIFE SCIENCES TOOLS & SERVICES — 0.25%
Albany Molecular Research Inc.[a,b]	322,191	4,520,340
Cambrex Corp.[a,b]	142,651	7,852,937

		12,373,277
MACHINERY — 5.55%
Actuant Corp. Class A	435,614	11,478,429
Alamo Group Inc.	52,086	3,968,432
Albany International Corp. Class A	159,727	7,355,428
Barnes Group Inc.	311,122	15,973,004
Briggs & Stratton Corp.	605,398	13,591,185
Chart Industries Inc.[a,b]	217,055	7,583,902
CIRCOR International Inc.	114,289	6,793,338
EnPro Industries Inc.	148,772	10,586,616
Federal Signal Corp.	845,499	11,676,341
Franklin Electric Co. Inc.	256,325	11,034,791
Greenbrier Companies Inc. (The)	399,954	17,238,017
Harsco Corp.[a]	590,121	7,524,043
Hillenbrand Inc.	440,965	15,808,595
Lindsay Corp.[b]	73,979	6,519,030
Mueller Industries Inc.	812,534	27,813,039
SPX Corp.[a]	596,620	14,468,035
SPX FLOW Inc.[a]	597,123	20,726,139
Standex International Corp.	180,063	18,033,309
Tennant Co.	90,329	6,562,402
Titan International Inc.	683,018	7,062,406
Wabash National Corp.[b]	846,491	17,513,899
Watts Water Technologies Inc. Class A	173,348	10,808,248

		270,118,628

Security	Shares	Value
MARINE — 0.40%
Matson Inc.	607,843	$19,305,094

		19,305,094
MEDIA — 1.21%
EW Scripps Co. (The) Class Aa,b	790,653	18,532,906
Gannett Co. Inc.	1,606,305	13,460,836
New Media Investment Group Inc.	755,762	10,739,378
Scholastic Corp.	380,403	16,193,756

		58,926,876
METALS & MINING — 1.85%
AK Steel Holding Corp.[a,b]	1,962,111	14,107,578
Century Aluminum Co.[a,b]	703,763	8,930,752
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	177,198	6,754,788
Kaiser Aluminum Corp.	246,442	19,690,716
Materion Corp.	283,814	9,521,960
Olympic Steel Inc.	133,885	2,484,905
Stillwater Mining Co.[a]	582,404	10,058,117
SunCoke Energy Inc.[a]	910,101	8,154,505
TimkenSteel Corp.[a]	550,557	10,411,033

		90,116,128
MORTGAGE REAL ESTATE INVESTMENT — 0.29%
Capstead Mortgage Corp.[b]	1,351,362	14,243,355

		14,243,355
MULTI-UTILITIES — 0.73%
Avista Corp.	905,034	35,341,578

		35,341,578
MULTILINE RETAIL — 0.18%
Fred’s Inc. Class Ab	480,473	6,294,197
Tuesday Morning Corp.[a,b]	655,359	2,457,596

		8,751,793
OIL, GAS & CONSUMABLE FUELS — 1.65%
Bill Barrett Corp.[a,b]	564,627	2,569,053
Carrizo Oil & Gas Inc.[a,b]	406,058	11,637,622
Cloud Peak Energy Inc.[a,b]	1,075,251	4,924,649
Contango Oil & Gas Co.[a]	214,755	1,572,007
Denbury Resources Inc.[a]	3,395,338	8,759,972
Green Plains Inc.	502,460	12,435,885
Northern Oil and Gas Inc.[a,b]	380,341	988,887
PDC Energy Inc.[a,b]	338,764	21,121,935
REX American Resources Corp.[a,b]	37,890	3,428,666
SRC Energy Inc.[a,b]	1,532,731	12,936,250

		80,374,926
PAPER & FOREST PRODUCTS — 2.02%
Boise Cascade Co.[a,b]	541,950	14,470,065
Clearwater Paper Corp.[a,b]	232,847	13,039,432
Deltic Timber Corp.	61,558	4,808,911
KapStone Paper and Packaging Corp.	1,239,558	28,633,790
Neenah Paper Inc.	83,505	6,237,823
PH Glatfelter Co.	616,129	13,394,644
Schweitzer-Mauduit International Inc.	432,973	17,933,742

		98,518,407

33

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	126,242	$4,614,145
Medifast Inc.	70,016	3,106,610

		7,720,755
PHARMACEUTICALS — 1.77%
Amphastar Pharmaceuticals Inc.[a,b]	166,907	2,420,151
Depomed Inc.[a,b]	389,913	4,893,408
Impax Laboratories Inc.[a,b]	1,041,084	13,169,713
Lannett Co. Inc.[a,b]	418,915	9,362,750
Medicines Co. (The)[a,b]	623,431	30,485,776
Nektar Therapeutics[a,b]	910,540	21,370,374
Phibro Animal Health Corp. Series A	153,350	4,309,135

		86,011,307
PROFESSIONAL SERVICES — 1.86%
CDI Corp.[a]	195,535	1,671,824
Exponent Inc.	123,147	7,333,404
Heidrick & Struggles International Inc.	264,703	6,974,924
Kelly Services Inc. Class A	413,322	9,035,219
Korn/Ferry International	809,110	25,478,874
On Assignment Inc.[a]	342,092	16,601,725
Resources Connection Inc.	420,982	7,051,449
TrueBlue Inc.[a]	595,770	16,294,309

		90,441,728
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.51%
Forestar Group Inc.[a]	380,063	5,187,860
HFF Inc. Class A	166,990	4,620,613
RE/MAX Holdings Inc. Class A	249,505	14,833,072

		24,641,545
ROAD & RAIL — 0.61%
ArcBest Corp.	339,157	8,818,082
Celadon Group Inc.	413,550	2,708,752
Heartland Express Inc.[b]	229,531	4,602,097
Marten Transport Ltd.	167,315	3,923,537
Roadrunner Transportation Systems Inc.[a,b]	441,768	3,034,946
Saia Inc.[a]	151,095	6,693,508

		29,780,922
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.52%
Brooks Automation Inc.	480,900	10,772,160
Cohu Inc.	354,223	6,538,957
Diodes Inc.[a]	539,765	12,981,348
DSP Group Inc.[a,b]	314,867	3,778,404
Exar Corp.[a,b]	231,645	3,013,702
Kopin Corp.[a,b]	496,749	2,036,671
Kulicke & Soffa Industries Inc.[a,b]	481,342	9,780,869
Semtech Corp.[a]	343,656	11,615,573
Ultratech Inc.[a]	166,018	4,917,453
Veeco Instruments Inc.[a,b]	287,260	8,574,711

		74,009,848
SOFTWARE — 0.57%
Bottomline Technologies de Inc.[a,b]	263,485	6,231,420
MicroStrategy Inc. Class Aa	61,223	11,497,680
Monotype Imaging Holdings Inc.	345,074	6,935,987
VASCO Data Security International Inc.[a,b]	246,441	3,326,954

		27,992,041

Security	Shares	Value
SPECIALTY RETAIL — 6.16%
Abercrombie & Fitch Co. Class A	954,972	$11,392,816
Asbury Automotive Group Inc.[a,b]	265,747	15,971,395
Ascena Retail Group Inc.[a,b]	2,397,249	10,212,281
Barnes & Noble Education Inc.[a,b]	554,132	5,314,126
Barnes & Noble Inc.	781,909	7,232,658
Big 5 Sporting Goods Corp.	261,969	3,955,732
Buckle Inc. (The)	400,739	7,453,745
Caleres Inc.	606,425	16,021,748
Cato Corp. (The) Class A	354,615	7,787,345
DSW Inc. Class A	701,798	14,513,183
Express Inc.[a,b]	1,109,249	10,105,258
Finish Line Inc. (The) Class A	574,706	8,178,066
Genesco Inc.[a,b]	280,658	15,562,486
Group 1 Automotive Inc.	280,294	20,764,180
Guess? Inc.	873,159	9,735,723
Haverty Furniture Companies Inc.	275,411	6,706,258
Hibbett Sports Inc.[a,b]	138,895	4,097,403
Kirkland’s Inc.[a]	214,029	2,653,960
Lithia Motors Inc. Class A	337,221	28,882,979
Lumber Liquidators Holdings Inc.[a,b]	399,167	8,378,515
MarineMax Inc.[a,b]	345,149	7,472,476
Monro Muffler Brake Inc.	257,851	13,434,037
Rent-A-Center Inc./TXb	762,486	6,763,251
RHa,b	539,268	24,946,538
Select Comfort Corp.[a,b]	269,251	6,674,732
Shoe Carnival Inc.	188,197	4,624,000
Sonic Automotive Inc. Class A	371,682	7,452,224
Stein Mart Inc.	462,395	1,391,809
Tailored Brands Inc.	367,915	5,496,650
Vitamin Shoppe Inc.[a,b]	339,679	6,844,532

		300,020,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
Cray Inc.[a,b]	574,741	12,586,828
Electronics For Imaging Inc.[a,b]	327,921	16,012,382
Super Micro Computer Inc.[a,b]	264,267	6,699,169

		35,298,379
TEXTILES, APPAREL & LUXURY GOODS — 2.15%
Crocs Inc.[a,b]	1,041,905	7,366,268
Fossil Group Inc.[a,b]	595,988	10,399,991
G-III Apparel Group Ltd.[a]	617,533	13,517,797
Iconix Brand Group Inc.[a,b]	488,538	3,673,806
Movado Group Inc.	218,112	5,441,894
Oxford Industries Inc.	112,127	6,420,392
Perry Ellis International Inc.[a,b]	175,711	3,774,272
Steven Madden Ltd.[a]	297,568	11,471,246
Unifi Inc.[a,b]	218,372	6,199,581
Vera Bradley Inc.[a,b]	279,879	2,605,674
Wolverine World Wide Inc.	1,362,449	34,020,352

		104,891,273
THRIFTS & MORTGAGE FINANCE — 1.47%
Astoria Financial Corp.	1,283,677	26,328,215
Bank Mutual Corp.	265,726	2,497,824
Dime Community Bancshares Inc.	190,635	3,869,891
HomeStreet Inc.[a,b]	358,955	10,032,792
Northwest Bancshares Inc.	562,705	9,475,952
Oritani Financial Corp.	269,911	4,588,487
Provident Financial Services Inc.	392,710	10,151,554
TrustCo Bank Corp. NY	595,972	4,678,380

		71,623,095

34

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Security	Shares	Value
TOBACCO — 0.52%
Universal Corp./VA	356,552	$25,226,054

		25,226,054
TRADING COMPANIES & DISTRIBUTORS — 0.95%
Applied Industrial Technologies Inc.	182,210	11,269,688
DXP Enterprises Inc./TXa,b	220,306	8,342,988
Kaman Corp.	381,898	18,380,751
Veritiv Corp.[a]	163,382	8,463,188

		46,456,615
WATER UTILITIES — 0.25%
American States Water Co.	269,315	11,930,655

		11,930,655
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Spok Holdings Inc.	295,977	5,623,563

		5,623,563

TOTAL COMMON STOCKS (Cost: $4,529,401,209)		4,859,588,674

SHORT-TERM INVESTMENTS — 9.55%

MONEY MARKET FUNDS — 9.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	455,185,756	455,367,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	9,336,360	9,336,360

		464,704,190

TOTAL SHORT-TERM INVESTMENTS
(Cost: $464,597,711)		464,704,190

TOTAL INVESTMENTS IN SECURITIES — 109.35%
(Cost: $4,993,998,920)		5,324,292,864
Other Assets, Less Liabilities — (9.35)%		(455,079,874)

NET ASSETS — 100.00%		$4,869,212,990

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

35

Schedule of Investments  (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

March 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	113	Jun. 2017	ICE Markets Equity	$7,669,044	$7,821,860	$152,816

36

Schedule of Investments

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.23%
Arconic Inc.	2,225,006	$58,606,658
Boeing Co. (The)	2,853,926	504,745,352
General Dynamics Corp.	1,428,149	267,349,493
L3 Technologies Inc.	391,928	64,781,779
Lockheed Martin Corp.	1,250,959	334,756,628
Northrop Grumman Corp.	876,991	208,583,540
Raytheon Co.	1,467,442	223,784,905
Rockwell Collins Inc.	659,554	64,082,267
Textron Inc.	1,366,892	65,050,390
TransDigm Group Inc.[a]	249,854	55,007,857
United Technologies Corp.	3,755,025	421,351,355

		2,268,100,224
AIR FREIGHT & LOGISTICS — 0.70%
CH Robinson Worldwide Inc.	699,828	54,089,706
Expeditors International of Washington Inc.	902,471	50,980,587
FedEx Corp.	1,228,404	239,723,041
United Parcel Service Inc. Class B	3,453,281	370,537,051

		715,330,385
AIRLINES — 0.59%
Alaska Air Group Inc.	626,005	57,730,181
American Airlines Group Inc.	2,536,371	107,288,493
Delta Air Lines Inc.	3,667,634	168,564,459
Southwest Airlines Co.	3,082,658	165,723,694
United Continental Holdings Inc.[b]	1,429,470	100,977,761

		600,284,588
AUTO COMPONENTS — 0.19%
BorgWarner Inc.	1,004,965	41,997,487
Delphi Automotive PLC	1,348,415	108,533,924
Goodyear Tire & Rubber Co. (The)	1,266,028	45,577,008

		196,108,419
AUTOMOBILES — 0.51%
Ford Motor Co.	19,552,545	227,591,624
General Motors Co.	6,828,654	241,461,205
Harley-Davidson Inc.	877,555	53,092,078

		522,144,907
BANKS — 6.44%
Bank of America Corp.	50,229,648	1,184,917,396
BB&T Corp.	4,047,868	180,939,700
Citigroup Inc.	13,882,299	830,439,126
Citizens Financial Group Inc.	2,536,935	87,651,104
Comerica Inc.	884,745	60,675,812
Fifth Third Bancorp.	3,738,133	94,948,578
Huntington Bancshares Inc./OH	5,486,582	73,465,333
JPMorgan Chase & Co.	17,896,896	1,572,063,345
KeyCorp	5,390,065	95,835,356
M&T Bank Corp.	769,599	119,080,053

Security	Shares	Value
People’s United Financial Inc.	1,607,790	$29,261,778
PNC Financial Services Group Inc. (The)[c]	2,435,627	292,859,790
Regions Financial Corp.	6,063,650	88,104,835
SunTrust Banks Inc.	2,475,034	136,869,380
U.S. Bancorp.	7,978,649	410,900,424
Wells Fargo & Co.	22,561,888	1,255,794,686
Zions BanCorp.	999,866	41,994,372

		6,555,801,068
BEVERAGES — 2.04%
Brown-Forman Corp. Class B	887,987	41,007,240
Coca-Cola Co. (The)	19,360,677	821,667,132
Constellation Brands Inc. Class A	868,865	140,816,951
Dr Pepper Snapple Group Inc.	914,897	89,586,714
Molson Coors Brewing Co. Class B	919,237	87,980,173
Monster Beverage Corp.[a,b]	2,022,688	93,387,505
PepsiCo Inc.	7,150,884	799,897,884

		2,074,343,599
BIOTECHNOLOGY — 2.84%
AbbVie Inc.	7,986,135	520,376,557
Alexion Pharmaceuticals Inc.[b]	1,125,398	136,443,254
Amgen Inc.	3,689,914	605,404,190
Biogen Inc.[b]	1,081,393	295,674,474
Celgene Corp.[b]	3,897,903	485,016,070
Gilead Sciences Inc.	6,548,905	444,801,628
Incyte Corp.[b]	886,193	118,457,418
Regeneron Pharmaceuticals Inc.[b]	382,608	148,264,426
Vertex Pharmaceuticals Inc.[b]	1,244,769	136,115,490

		2,890,553,507
BUILDING PRODUCTS — 0.33%
Allegion PLC	478,359	36,211,776
Fortune Brands Home & Security Inc.	766,969	46,670,064
Johnson Controls International PLC	4,698,502	197,900,904
Masco Corp.	1,611,556	54,776,789

		335,559,533
CAPITAL MARKETS — 2.83%
Affiliated Managers Group Inc.	285,256	46,764,869
Ameriprise Financial Inc.	775,036	100,506,668
Bank of New York Mellon Corp. (The)	5,212,343	246,178,960
BlackRock Inc.[c]	609,621	233,795,750
CBOE Holdings Inc.	457,264	37,070,392
Charles Schwab Corp. (The)	6,103,753	249,094,160
CME Group Inc.	1,700,573	202,028,072
E*TRADE Financial Corp.[a,b]	1,394,947	48,669,701
Franklin Resources Inc.	1,727,800	72,809,492
Goldman Sachs Group Inc. (The)	1,856,296	426,428,317
Intercontinental Exchange Inc.	2,984,573	178,686,386
Invesco Ltd.	2,006,496	61,458,972
Moody’s Corp.	835,016	93,555,193
Morgan Stanley	7,194,716	308,221,633
Nasdaq Inc.	583,170	40,501,156
Northern Trust Corp.	1,084,972	93,936,876
Raymond James Financial Inc.	643,373	49,063,625
S&P Global Inc.	1,294,688	169,267,509
State Street Corp.	1,804,554	143,660,544
T Rowe Price Group Inc.	1,217,231	82,954,293

		2,884,652,568

1

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
CHEMICALS — 2.11%
Air Products & Chemicals Inc.	1,088,961	$147,325,534
Albemarle Corp.	570,517	60,269,416
CF Industries Holdings Inc.	1,164,039	34,164,545
Dow Chemical Co. (The)	5,592,806	355,366,893
Eastman Chemical Co.	724,229	58,517,703
Ecolab Inc.	1,315,453	164,878,879
EI du Pont de Nemours & Co.	4,331,855	347,977,912
FMC Corp.	668,430	46,516,044
International Flavors & Fragrances Inc.	396,006	52,482,675
LyondellBasell Industries NV Class A	1,660,581	151,428,381
Monsanto Co.	2,196,973	248,697,344
Mosaic Co. (The)	1,746,436	50,961,003
PPG Industries Inc.	1,290,129	135,566,755
Praxair Inc.	1,428,302	169,396,617
Sherwin-Williams Co. (The)	408,436	126,692,763

		2,150,242,464
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Cintas Corp.	426,394	53,955,897
Republic Services Inc.	1,146,911	72,037,480
Stericycle Inc.[a,b]	424,402	35,178,682
Waste Management Inc.	2,028,844	147,943,304

		309,115,363
COMMUNICATIONS EQUIPMENT — 1.07%
Cisco Systems Inc.	25,091,263	848,084,689
F5 Networks Inc.[a,b]	323,784	46,161,885
Harris Corp.	629,008	69,989,720
Juniper Networks Inc.	1,911,997	53,210,877
Motorola Solutions Inc.	820,134	70,711,953

		1,088,159,124
CONSTRUCTION & ENGINEERING — 0.10%
Fluor Corp.	694,409	36,539,801
Jacobs Engineering Group Inc.	606,622	33,534,064
Quanta Services Inc.[b]	753,788	27,973,073

		98,046,938
CONSTRUCTION MATERIALS — 0.15%
Martin Marietta Materials Inc.	315,995	68,965,909
Vulcan Materials Co.	663,146	79,895,830

		148,861,739
CONSUMER FINANCE — 0.78%
American Express Co.	3,793,200	300,080,052
Capital One Financial Corp.	2,405,171	208,432,119
Discover Financial Services	1,934,740	132,316,869
Navient Corp.	1,431,253	21,125,294
Synchrony Financial	3,875,097	132,915,827

		794,870,161

Security	Shares	Value
CONTAINERS & PACKAGING — 0.31%
Avery Dennison Corp.	456,553	$36,798,172
Ball Corp.	868,903	64,524,737
International Paper Co.	2,051,776	104,189,185
Sealed Air Corp.	983,935	42,879,887
WestRock Co.	1,253,510	65,220,125

		313,612,106
DISTRIBUTORS — 0.11%
Genuine Parts Co.	742,072	68,574,873
LKQ Corp.[b]	1,567,173	45,871,154

		114,446,027
DIVERSIFIED CONSUMER SERVICES — 0.02%
H&R Block Inc.	1,041,980	24,226,035

		24,226,035
DIVERSIFIED FINANCIAL SERVICES — 1.60%
Berkshire Hathaway Inc. Class Bb	9,516,158	1,586,153,215
Leucadia National Corp.	1,615,646	42,006,796

		1,628,160,011
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.38%
AT&T Inc.	30,771,579	1,278,559,108
CenturyLink Inc.	2,768,790	65,260,380
Level 3 Communications Inc.[b]	1,453,723	83,182,030
Verizon Communications Inc.	20,423,745	995,657,569

		2,422,659,087
ELECTRIC UTILITIES — 1.99%
Alliant Energy Corp.	1,135,603	44,981,235
American Electric Power Co. Inc.	2,463,664	165,385,764
Duke Energy Corp.	3,505,307	287,470,227
Edison International	1,638,564	130,446,080
Entergy Corp.	907,373	68,924,053
Eversource Energy	1,582,848	93,039,806
Exelon Corp.	4,635,766	166,794,861
FirstEnergy Corp.	2,226,090	70,834,184
NextEra Energy Inc.	2,342,766	300,740,871
PG&E Corp.	2,550,176	169,229,679
Pinnacle West Capital Corp.	555,700	46,334,266
PPL Corp.	3,405,718	127,339,796
Southern Co. (The)	4,965,529	247,184,034
Xcel Energy Inc.	2,534,613	112,663,548

		2,031,368,404
ELECTRICAL EQUIPMENT — 0.56%
Acuity Brands Inc.	218,228	44,518,512
AMETEK Inc.	1,141,259	61,719,287
Eaton Corp. PLC	2,255,079	167,214,108
Emerson Electric Co.	3,228,252	193,243,165
Rockwell Automation Inc.	644,333	100,329,091

		567,024,163

2

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.39%
Amphenol Corp. Class A	1,539,185	$109,543,797
Corning Inc.	4,669,262	126,070,074
FLIR Systems Inc.	684,771	24,843,492
TE Connectivity Ltd.	1,786,746	133,201,914

		393,659,277
ENERGY EQUIPMENT & SERVICES — 1.08%
Baker Hughes Inc.	2,133,908	127,650,377
Halliburton Co.	4,341,298	213,635,275
Helmerich & Payne Inc.	554,106	36,886,836
National Oilwell Varco Inc.	1,911,002	76,612,070
Schlumberger Ltd.	6,985,080	545,534,748
TechnipFMC PLC[b]	2,342,565	76,133,363
Transocean Ltd.[a,b]	1,939,261	24,143,799

		1,100,596,468
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.88%
Alexandria Real Estate Equities Inc.[a]	447,130	49,416,808
American Tower Corp.	2,140,399	260,144,094
Apartment Investment & Management Co. Class A	783,229	34,736,206
AvalonBay Communities Inc.[a]	690,616	126,797,098
Boston Properties Inc.[a]	766,570	101,501,534
Crown Castle International Corp.	1,806,419	170,616,275
Digital Realty Trust Inc.[a]	802,743	85,403,828
Equinix Inc.	389,272	155,852,831
Equity Residential	1,839,292	114,440,748
Essex Property Trust Inc.	331,321	76,710,751
Extra Space Storage Inc.[a]	627,926	46,711,415
Federal Realty Investment Trust[a]	361,039	48,198,706
GGP Inc.[a]	2,955,850	68,516,603
HCP Inc.	2,367,329	74,050,051
Host Hotels & Resorts Inc.[a]	3,691,839	68,889,716
Iron Mountain Inc.[a]	1,222,785	43,616,741
Kimco Realty Corp.	2,132,550	47,108,029
Macerich Co. (The)[a]	602,082	38,774,081
Mid-America Apartment Communities Inc.	566,643	57,650,259
Prologis Inc.[a]	2,652,221	137,597,225
Public Storage	748,189	163,786,054
Realty Income Corp.[a]	1,363,947	81,195,765
Regency Centers Corp.	730,642	48,507,322
Simon Property Group Inc.[a]	1,602,450	275,669,473
SL Green Realty Corp.[a]	500,081	53,318,636
UDR Inc.[a]	1,333,849	48,365,365
Ventas Inc.[a]	1,772,751	115,299,725
Vornado Realty Trust[a]	857,854	86,051,335
Welltower Inc.[a]	1,814,912	128,532,068
Weyerhaeuser Co.[a]	3,752,759	127,518,751

		2,934,977,493
FOOD & STAPLES RETAILING — 1.95%
Costco Wholesale Corp.	2,199,255	368,793,071
CVS Health Corp.	5,139,156	403,423,746
Kroger Co. (The)	4,648,619	137,087,775
Sysco Corp.	2,499,736	129,786,293
Wal-Mart Stores Inc.	7,544,948	543,839,852
Walgreens Boots Alliance Inc.	4,272,006	354,790,098

Security	Shares	Value
Whole Foods Market Inc.	1,590,524	$47,270,373

		1,984,991,208
FOOD PRODUCTS — 1.53%
Archer-Daniels-Midland Co.	2,859,440	131,648,618
Campbell Soup Co.	966,516	55,323,376
Conagra Brands Inc.	2,071,539	83,565,883
General Mills Inc.	2,918,050	172,194,130
Hershey Co. (The)	699,721	76,444,519
Hormel Foods Corp.	1,346,610	46,633,104
JM Smucker Co. (The)	588,515	77,142,546
Kellogg Co.	1,258,719	91,395,587
Kraft Heinz Co. (The)	2,988,171	271,355,809
McCormick & Co. Inc./MD	564,099	55,027,857
Mead Johnson Nutrition Co.	919,047	81,868,707
Mondelez International Inc. Class A	7,648,905	329,514,827
Tyson Foods Inc. Class A	1,436,604	88,652,833

		1,560,767,796
HEALTH CARE EQUIPMENT & SUPPLIES — 2.59%
Abbott Laboratories	8,657,919	384,498,183
Baxter International Inc.	2,444,783	126,786,446
Becton Dickinson and Co.	1,065,208	195,401,755
Boston Scientific Corp.[b]	6,831,603	169,901,967
Cooper Companies Inc. (The)[a]	248,019	49,576,518
CR Bard Inc.	361,011	89,725,674
Danaher Corp.	3,053,739	261,186,297
DENTSPLY SIRONA Inc.	1,146,680	71,598,699
Edwards Lifesciences Corp.[a,b]	1,062,494	99,948,811
Hologic Inc.[b]	1,384,506	58,910,730
IDEXX Laboratories Inc.[b]	441,534	68,265,572
Intuitive Surgical Inc.[a,b]	184,800	141,643,656
Medtronic PLC	6,858,634	552,531,555
Stryker Corp.	1,551,149	204,208,766
Varian Medical Systems Inc.[a,b]	467,050	42,562,266
Zimmer Biomet Holdings Inc.	1,006,859	122,947,552

		2,639,694,447
HEALTH CARE PROVIDERS & SERVICES — 2.65%
Aetna Inc.	1,759,870	224,471,418
AmerisourceBergen Corp.	823,016	72,836,916
Anthem Inc.	1,327,635	219,564,276
Cardinal Health Inc.	1,582,934	129,088,268
Centene Corp.[b]	851,844	60,702,403
Cigna Corp.	1,287,837	188,655,242
DaVita Inc.[a,b]	772,715	52,521,439
Envision Healthcare Corp.[b]	583,831	35,800,517
Express Scripts Holding Co.[b]	3,042,163	200,508,963
HCA Holdings Inc.[a,b]	1,448,782	128,927,110
Henry Schein Inc.[b]	396,170	67,337,015
Humana Inc.	748,165	154,226,733
Laboratory Corp. of America Holdings[b]	510,861	73,293,228
McKesson Corp.	1,062,473	157,522,247
Patterson Companies Inc.	393,619	17,803,387
Quest Diagnostics Inc.	681,566	66,922,966
UnitedHealth Group Inc.	4,819,879	790,508,355
Universal Health Services Inc. Class B	448,969	55,874,192

		2,696,564,675

3

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.08%
Cerner Corp.[a,b]	1,476,357	$86,883,609

		86,883,609
HOTELS, RESTAURANTS & LEISURE — 1.60%
Carnival Corp.	2,094,100	123,363,431
Chipotle Mexican Grill Inc.[a,b]	142,871	63,651,888
Darden Restaurants Inc.	626,360	52,407,541
Marriott International Inc./MD Class A	1,582,330	149,023,839
McDonald’s Corp.	4,103,465	531,850,099
Royal Caribbean Cruises Ltd.	845,581	82,959,952
Starbucks Corp.	7,302,138	426,371,838
Wyndham Worldwide Corp.	523,347	44,112,919
Wynn Resorts Ltd.	396,795	45,476,675
Yum! Brands Inc.	1,685,787	107,721,789

		1,626,939,971
HOUSEHOLD DURABLES — 0.45%
DR Horton Inc.	1,721,657	57,348,395
Garmin Ltd.[a]	575,230	29,400,005
Leggett & Platt Inc.	667,482	33,587,694
Lennar Corp. Class A	1,022,246	52,328,773
Mohawk Industries Inc.[b]	314,727	72,226,699
Newell Brands Inc.	2,406,152	113,498,190
PulteGroup Inc.	1,432,606	33,737,871
Whirlpool Corp.	370,658	63,504,835

		455,632,462
HOUSEHOLD PRODUCTS — 1.83%
Church & Dwight Co. Inc.	1,281,045	63,885,714
Clorox Co. (The)	638,228	86,052,281
Colgate-Palmolive Co.	4,423,440	323,751,574
Kimberly-Clark Corp.	1,786,875	235,206,356
Procter & Gamble Co. (The)	12,808,917	1,150,881,193

		1,859,777,118
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
AES Corp./VA	3,289,311	36,774,497
NRG Energy Inc.	1,579,709	29,540,558

		66,315,055
INDUSTRIAL CONGLOMERATES — 2.41%
3M Co.	2,987,189	571,538,871
General Electric Co.	43,714,465	1,302,691,057
Honeywell International Inc.	3,813,862	476,236,948
Roper Technologies Inc.	510,414	105,395,387

		2,455,862,263
INSURANCE — 2.68%
Aflac Inc.	2,014,865	145,916,523
Allstate Corp. (The)	1,832,778	149,353,079
American International Group Inc.	4,662,565	291,083,933
Aon PLC	1,315,723	156,163,163
Arthur J Gallagher & Co.	885,019	50,038,974
Assurant Inc.	273,992	26,212,815
Chubb Ltd.	2,333,744	317,972,620

Security	Shares	Value
Cincinnati Financial Corp.	747,324	$54,009,106
Hartford Financial Services Group Inc. (The)	1,868,401	89,814,036
Lincoln National Corp.	1,127,252	73,778,643
Loews Corp.	1,378,625	64,478,291
Marsh & McLennan Companies Inc.	2,580,378	190,664,130
MetLife Inc.	5,447,583	287,741,334
Principal Financial Group Inc.	1,350,789	85,248,294
Progressive Corp. (The)	2,921,140	114,450,265
Prudential Financial Inc.	2,154,373	229,828,512
Torchmark Corp.	543,039	41,835,725
Travelers Companies Inc. (The)	1,407,106	169,612,557
Unum Group	1,149,282	53,889,833
Willis Towers Watson PLC	639,665	83,725,752
XL Group Ltd.	1,320,408	52,631,463

		2,728,449,048
INTERNET & DIRECT MARKETING RETAIL — 2.57%
Amazon.com Inc.[b]	1,984,366	1,759,219,834
Expedia Inc.	601,573	75,900,465
Netflix Inc.[b]	2,155,966	318,673,335
Priceline Group Inc. (The)[a,b]	246,369	438,529,429
TripAdvisor Inc.[a,b]	545,720	23,553,275

		2,615,876,338
INTERNET SOFTWARE & SERVICES — 4.55%
Akamai Technologies Inc.[a,b]	856,366	51,125,050
Alphabet Inc. Class Ab	1,488,661	1,262,086,796
Alphabet Inc. Class Cb	1,480,550	1,228,205,058
eBay Inc.[b]	5,086,069	170,739,336
Facebook Inc. Class Aa,b	11,800,297	1,676,232,189
VeriSign Inc.[a,b]	439,774	38,308,713
Yahoo! Inc.[b]	4,397,855	204,104,451

		4,630,801,593
IT SERVICES — 3.68%
Accenture PLC Class A	3,119,600	373,977,648
Alliance Data Systems Corp.	279,992	69,718,008
Automatic Data Processing Inc.	2,251,257	230,506,204
Cognizant Technology Solutions Corp. Class Ab	3,045,105	181,244,650
CSRA Inc.	727,226	21,300,450
Fidelity National Information Services Inc.	1,647,321	131,159,698
Fiserv Inc.[a,b]	1,079,414	124,467,228
Global Payments Inc.[a]	753,481	60,790,847
International Business Machines Corp.	4,300,529	748,894,120
MasterCard Inc. Class A	4,720,552	530,920,483
Paychex Inc.	1,601,261	94,314,273
PayPal Holdings Inc.[a,b]	5,626,697	242,060,505
Teradata Corp.[a,b]	652,673	20,311,184
Total System Services Inc.	825,075	44,108,509
Visa Inc. Class A	9,309,377	827,324,334
Western Union Co. (The)	2,382,296	48,479,724

		3,749,577,865
LEISURE PRODUCTS — 0.10%
Hasbro Inc.	554,071	55,307,367
Mattel Inc.	1,692,925	43,355,809

		98,663,176

4

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Agilent Technologies Inc.	1,618,731	$85,582,308
Illumina Inc.[a,b]	731,890	124,889,710
Mettler-Toledo International Inc.[b]	129,780	62,152,940
PerkinElmer Inc.	547,027	31,760,388
Thermo Fisher Scientific Inc.	1,956,011	300,443,289
Waters Corp.[a,b]	401,269	62,722,357

		667,550,992
MACHINERY — 1.49%
Caterpillar Inc.	2,936,008	272,344,102
Cummins Inc.	773,886	117,011,563
Deere & Co.	1,474,443	160,507,865
Dover Corp.	787,637	63,286,633
Flowserve Corp.	650,788	31,511,155
Fortive Corp.	1,518,132	91,421,909
Illinois Tool Works Inc.	1,561,622	206,868,066
Ingersoll-Rand PLC	1,300,076	105,722,180
PACCAR Inc.	1,763,992	118,540,263
Parker-Hannifin Corp.	665,851	106,749,232
Pentair PLC	832,287	52,250,978
Snap-on Inc.	289,564	48,840,760
Stanley Black & Decker Inc.	767,620	101,993,670
Xylem Inc./NY	895,118	44,952,826

		1,522,001,202
MEDIA — 3.22%
CBS Corp. Class B NVS	1,863,339	129,241,193
Charter Communications Inc. Class Ab	1,077,838	352,797,934
Comcast Corp. Class A	23,712,689	891,359,980
Discovery Communications Inc. Class Aa,b	750,797	21,840,685
Discovery Communications Inc. Class C NVS[a,b]	1,081,789	30,625,447
DISH Network Corp. Class Ab	1,134,907	72,055,245
Interpublic Group of Companies Inc. (The)	1,959,193	48,137,372
News Corp. Class A	1,901,055	24,713,715
News Corp. Class B	599,467	8,092,804
Omnicom Group Inc.	1,176,702	101,443,479
Scripps Networks Interactive Inc. Class A	474,891	37,217,208
TEGNA Inc.	1,069,476	27,399,975
Time Warner Inc.	3,879,709	379,086,366
Twenty-First Century Fox Inc. Class A	5,282,584	171,102,896
Twenty-First Century Fox Inc. Class B	2,431,069	77,259,373
Viacom Inc. Class B NVS	1,756,648	81,894,930
Walt Disney Co. (The)	7,288,838	826,481,341

		3,280,749,943
METALS & MINING — 0.27%
Freeport-McMoRan Inc.[b]	6,698,713	89,494,806
Newmont Mining Corp.	2,678,151	88,271,857
Nucor Corp.	1,588,934	94,891,138

		272,657,801
MULTI-UTILITIES — 1.06%
Ameren Corp.	1,211,370	66,128,688
CenterPoint Energy Inc.	2,149,164	59,252,451
CMS Energy Corp.	1,415,373	63,323,788
Consolidated Edison Inc.	1,528,460	118,700,204
Dominion Resources Inc./VA	3,155,679	244,786,020

Security	Shares	Value
DTE Energy Co.	895,236	$91,412,548
NiSource Inc.	1,611,062	38,327,165
Public Service Enterprise Group Inc.	2,546,662	112,944,460
SCANA Corp.	713,117	46,602,196
Sempra Energy	1,255,314	138,712,197
WEC Energy Group Inc.	1,575,011	95,492,917

		1,075,682,634
MULTILINE RETAIL — 0.43%
Dollar General Corp.	1,271,174	88,638,963
Dollar Tree Inc.[b]	1,175,880	92,259,545
Kohl’s Corp.	877,827	34,946,293
Macy’s Inc.	1,512,269	44,823,653
Nordstrom Inc.	554,900	25,841,693
Target Corp.	2,798,034	154,423,496

		440,933,643
OIL, GAS & CONSUMABLE FUELS — 5.50%
Anadarko Petroleum Corp.	2,800,694	173,643,028
Apache Corp.	1,893,363	97,299,925
Cabot Oil & Gas Corp.	2,390,397	57,154,392
Chesapeake Energy Corp.[a,b]	3,907,818	23,212,439
Chevron Corp.	9,485,167	1,018,422,381
Cimarex Energy Co.	482,092	57,605,173
Concho Resources Inc.[a,b]	745,423	95,667,588
ConocoPhillips	6,203,283	309,357,723
Devon Energy Corp.	2,637,348	110,030,159
EOG Resources Inc.	2,890,157	281,934,815
EQT Corp.	879,057	53,710,383
Exxon Mobil Corp.	20,775,604	1,703,807,284
Hess Corp.	1,353,592	65,256,670
Kinder Morgan Inc./DE	9,619,398	209,125,713
Marathon Oil Corp.	4,225,884	66,768,967
Marathon Petroleum Corp.	2,653,902	134,128,207
Murphy Oil Corp.	807,247	23,079,192
Newfield Exploration Co.[b]	992,357	36,627,897
Noble Energy Inc.	2,190,900	75,235,506
Occidental Petroleum Corp.	3,829,265	242,622,230
ONEOK Inc.	1,069,461	59,290,918
Phillips 66	2,209,054	175,001,258
Pioneer Natural Resources Co.	850,744	158,434,055
Range Resources Corp.	936,012	27,237,949
Southwestern Energy Co.[b]	2,468,025	20,163,764
Tesoro Corp.	594,322	48,175,741
Valero Energy Corp.	2,259,924	149,810,362
Williams Companies Inc. (The)	4,154,735	122,938,609

		5,595,742,328
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	2,353,266	42,664,712
Estee Lauder Companies Inc. (The) Class A	1,113,710	94,431,471

		137,096,183
PHARMACEUTICALS — 5.05%
Allergan PLC	1,679,615	401,293,616
Bristol-Myers Squibb Co.	8,380,928	455,754,865
Eli Lilly & Co.	4,864,836	409,181,356
Johnson & Johnson	13,594,908	1,693,245,791
Mallinckrodt PLC[a,b]	517,135	23,048,707

5

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
Merck & Co. Inc.	13,756,338	$874,077,717
Mylan NVb	2,295,163	89,488,405
Perrigo Co. PLC	714,985	47,467,854
Pfizer Inc.	29,821,142	1,020,181,268
Zoetis Inc.	2,463,860	131,496,208

		5,145,235,787
PROFESSIONAL SERVICES — 0.26%
Dun & Bradstreet Corp. (The)	179,603	19,386,348
Equifax Inc.	596,125	81,514,133
Nielsen Holdings PLC	1,699,626	70,211,550
Robert Half International Inc.	628,195	30,674,762
Verisk Analytics Inc. Class Ab	771,796	62,623,527

		264,410,320
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Ab	1,493,109	51,945,262

		51,945,262
ROAD & RAIL — 0.90%
CSX Corp.	4,639,224	215,955,877
JB Hunt Transport Services Inc.	428,043	39,268,665
Kansas City Southern	527,894	45,272,190
Norfolk Southern Corp.	1,455,922	163,019,586
Ryder System Inc.	266,106	20,075,037
Union Pacific Corp.	4,077,422	431,880,538

		915,471,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.41%
Advanced Micro Devices Inc.[b]	3,881,026	56,468,928
Analog Devices Inc.	1,823,555	149,440,332
Applied Materials Inc.	5,410,356	210,462,849
Broadcom Ltd.	2,009,355	439,968,371
Intel Corp.	23,689,058	854,464,322
KLA-Tencor Corp.	790,125	75,117,184
Lam Research Corp.	814,459	104,543,957
Microchip Technology Inc.	1,075,730	79,367,359
Micron Technology Inc.[a,b]	5,192,003	150,048,887
NVIDIA Corp.	2,950,598	321,408,640
Qorvo Inc.[a,b]	622,210	42,658,718
QUALCOMM Inc.	7,400,533	424,346,562
Skyworks Solutions Inc.	923,254	90,460,427
Texas Instruments Inc.	5,008,562	403,489,755
Xilinx Inc.	1,242,942	71,953,912

		3,474,200,203
SOFTWARE — 4.61%
Activision Blizzard Inc.	3,479,921	173,508,861
Adobe Systems Inc.[b]	2,481,498	322,917,335
Autodesk Inc.[b]	975,852	84,381,922
CA Inc.	1,563,466	49,593,142
Citrix Systems Inc.[b]	782,584	65,259,680
Electronic Arts Inc.[b]	1,547,119	138,498,093
Intuit Inc.	1,216,496	141,101,371
Microsoft Corp.	38,717,851	2,549,957,667
Oracle Corp.	15,016,420	669,882,496
Red Hat Inc.[b]	891,141	77,083,696
salesforce.com Inc.[b]	3,278,349	270,431,009

Security	Shares	Value
Symantec Corp.	3,082,343	$94,566,283
Synopsys Inc.[b]	743,621	53,637,383

		4,690,818,938
SPECIALTY RETAIL — 2.41%
Advance Auto Parts Inc.[a]	367,647	54,507,344
AutoNation Inc.[a,b]	308,439	13,043,885
AutoZone Inc.[b]	142,807	103,256,601
Bed Bath & Beyond Inc.	748,723	29,544,610
Best Buy Co. Inc.	1,356,790	66,686,228
CarMax Inc.[a,b]	938,493	55,577,555
Foot Locker Inc.	661,761	49,506,340
Gap Inc. (The)	1,090,304	26,483,484
Home Depot Inc. (The)	6,103,449	896,169,417
L Brands Inc.	1,197,898	56,420,996
Lowe’s Companies Inc.	4,338,975	356,707,135
O’Reilly Automotive Inc.[a,b]	459,808	124,074,591
Ross Stores Inc.	1,978,115	130,298,435
Signet Jewelers Ltd.	347,045	24,039,807
Staples Inc.	3,244,396	28,453,353
Tiffany & Co.	536,253	51,104,911
TJX Companies Inc. (The)	3,266,257	258,295,604
Tractor Supply Co.	653,912	45,100,311
Ulta Salon Cosmetics & Fragrance Inc.[b]	292,470	83,421,218

		2,452,691,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.32%
Apple Inc.	26,287,151	3,776,412,113
Hewlett Packard Enterprise Co.	8,341,374	197,690,564
HP Inc.	8,519,389	152,326,675
NetApp Inc.	1,363,174	57,048,832
Seagate Technology PLC	1,466,525	67,357,493
Western Digital Corp.	1,449,298	119,610,564
Xerox Corp.	4,368,389	32,063,975

		4,402,510,216
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Coach Inc.	1,392,252	57,541,775
Hanesbrands Inc.	1,885,387	39,140,634
Michael Kors Holdings Ltd.[b]	816,196	31,105,230
NIKE Inc. Class B	6,639,866	370,039,732
PVH Corp.	391,034	40,460,288
Ralph Lauren Corp.	280,629	22,904,939
Under Armour Inc. Class Aa,b	914,595	18,090,689
Under Armour Inc. Class Ca,b	919,881	16,833,822
VF Corp.	1,670,338	91,818,480

		687,935,589
TOBACCO — 1.80%
Altria Group Inc.	9,717,231	694,004,638
Philip Morris International Inc.	7,773,018	877,573,732
Reynolds American Inc.	4,143,802	261,142,402

		1,832,720,772
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Fastenal Co.	1,462,048	75,295,472
United Rentals Inc.[a,b]	420,599	52,595,905
WW Grainger Inc.	269,135	62,643,863

		190,535,240

6

Schedule of Investments (Continued)

iSHARES® CORE S&P 500 ETF

March 31, 2017

Security	Shares	Value
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	901,270	$70,091,768

		70,091,768

TOTAL COMMON STOCKS (Cost: $88,087,971,196)		101,590,682,821

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	629,521,768	629,773,577
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	115,213,440	115,213,440

		744,987,017

TOTAL SHORT-TERM INVESTMENTS (Cost: $744,806,021)		744,987,017

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $88,832,777,217)		102,335,669,838
Other Assets, Less Liabilities — (0.50)%		(513,761,077)

NET ASSETS — 100.00%		$101,821,908,761

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,742	Jun. 2017	Chicago Mercantile	$205,655,608	$205,486,320	$(169,288)

7

Schedule of Investments

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.10%
B/E Aerospace Inc.	2,396,782	$153,657,694
Curtiss-Wright Corp.	1,056,577	96,423,217
Esterline Technologies Corp.[a]	708,980	61,007,729
Huntington Ingalls Industries Inc.	1,086,476	217,555,954
KLX Inc.[a,b]	1,252,345	55,979,822
Orbital ATK Inc.	1,364,079	133,679,742
Teledyne Technologies Inc.[a,b]	834,368	105,514,177

		823,818,335
AIRLINES — 0.42%
JetBlue Airways Corp.[a,b]	7,960,208	164,059,887

		164,059,887
AUTO COMPONENTS — 0.68%
Cooper Tire & Rubber Co.	1,253,960	55,613,126
Dana Inc.	3,410,616	65,858,995
Gentex Corp.	6,802,453	145,096,322

		266,568,443
AUTOMOBILES — 0.28%
Thor Industries Inc.	1,131,492	108,770,326

		108,770,326
BANKS — 7.60%
Associated Banc-Corp.	3,603,877	87,934,599
BancorpSouth Inc.	2,016,016	60,984,484
Bank of Hawaii Corp.	1,011,072	83,271,890
Bank of the Ozarks Inc.	2,162,064	112,448,949
Cathay General Bancorp.	1,780,186	67,077,408
Chemical Financial Corp.	1,684,665	86,170,615
Commerce Bancshares Inc./MO	2,072,352	116,383,288
Cullen/Frost Bankers Inc.	1,341,423	119,346,404
East West Bancorp. Inc.	3,404,542	175,708,413
First Horizon National Corp.	5,543,909	102,562,316
FNB Corp./PA	7,599,933	113,011,004
Fulton Financial Corp.	4,136,096	73,829,314
Hancock Holding Co.	2,003,392	91,254,506
International Bancshares Corp.	1,368,293	48,437,572
MB Financial Inc.	1,682,060	72,025,809
PacWest Bancorp.	2,831,877	150,825,769
PrivateBancorp. Inc.[b]	1,892,496	112,357,488
Prosperity Bancshares Inc.	1,647,635	114,856,636
Signature Bank/New York NYa	1,267,573	188,095,157
SVB Financial Group[a,b]	1,234,698	229,764,951
Synovus Financial Corp.	2,891,311	118,601,577
TCF Financial Corp.	4,044,842	68,843,211
Texas Capital Bancshares Inc.[a]	1,167,349	97,415,274
Trustmark Corp.	1,616,342	51,383,512
UMB Financial Corp.	1,032,768	77,777,758
Umpqua Holdings Corp.	5,229,946	92,779,242
Valley National Bancorp.	6,268,508	73,968,394
Webster Financial Corp.	2,175,970	108,885,539

Security	Shares	Value
Wintrust Financial Corp.	1,227,886	$84,871,480

		2,980,872,559
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	223,103	32,271,849

		32,271,849
BIOTECHNOLOGY — 0.72%
Bioverativ Inc.[a,b]	2,559,232	139,375,775
United Therapeutics Corp.[a,b]	1,062,168	143,796,304

		283,172,079
BUILDING PRODUCTS — 0.84%
AO Smith Corp.	3,477,570	177,912,481
Lennox International Inc.	913,710	152,863,683

		330,776,164
CAPITAL MARKETS — 2.78%
Eaton Vance Corp. NVS	2,712,895	121,971,759
FactSet Research Systems Inc.	934,459	154,101,634
Federated Investors Inc. Class B	1,824,753	48,063,994
Janus Capital Group Inc.	3,447,457	45,506,432
Legg Mason Inc.	2,064,337	74,543,209
MarketAxess Holdings Inc.	888,648	166,612,614
MSCI Inc.	2,137,417	207,735,558
SEI Investments Co.	3,158,084	159,293,757
Stifel Financial Corp.[a]	1,620,585	81,337,161
Waddell & Reed Financial Inc. Class A	1,917,122	32,591,074

		1,091,757,192
CHEMICALS — 3.42%
Ashland Global Holdings Inc.	1,469,107	181,890,138
Cabot Corp.	1,476,575	88,461,608
Chemours Co. (The)	4,328,966	166,665,191
Minerals Technologies Inc.	835,133	63,971,188
NewMarket Corp.	219,115	99,309,491
Olin Corp.	3,921,275	128,892,309
PolyOne Corp.	1,957,614	66,735,061
RPM International Inc.	3,154,396	173,586,412
Scotts Miracle-Gro Co. (The) Class A	1,043,407	97,443,780
Sensient Technologies Corp.	1,054,971	83,617,002
Valspar Corp. (The)	1,725,802	191,460,474

		1,342,032,654
COMMERCIAL SERVICES & SUPPLIES — 1.51%
Clean Harbors Inc.[a,b]	1,236,671	68,783,641
Copart Inc.[a,b]	2,414,575	149,534,630
Deluxe Corp.	1,151,830	83,127,571
Herman Miller Inc.	1,415,968	44,673,790
HNI Corp.	1,048,042	48,304,256
MSA Safety Inc.	748,878	52,938,186
Pitney Bowes Inc.	4,454,751	58,401,785
Rollins Inc.	2,271,060	84,324,458

		590,088,317

8

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.51%
ARRIS International PLC[a,b]	4,496,741	$118,938,799
Brocade Communications Systems Inc.	9,637,368	120,274,353
Ciena Corp.[a,b]	3,359,807	79,325,043
InterDigital Inc./PA	810,873	69,978,340
NetScout Systems Inc.[a,b]	2,169,485	82,331,956
Plantronics Inc.	784,295	42,438,202
ViaSat Inc.[a,b]	1,260,334	80,434,516

		593,721,209
CONSTRUCTION & ENGINEERING — 1.20%
AECOM[a,b]	3,682,926	131,075,336
Dycom Industries Inc.[a,b]	746,817	69,416,640
EMCOR Group Inc.	1,416,282	89,154,952
Granite Construction Inc.	939,081	47,132,475
KBR Inc.	3,404,554	51,170,447
Valmont Industries Inc.	535,724	83,305,082

		471,254,932
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.	1,148,189	111,535,079

		111,535,079
CONSUMER FINANCE — 0.31%
SLM Corp.[a,b]	10,142,286	122,721,661

		122,721,661
CONTAINERS & PACKAGING — 1.82%
AptarGroup Inc.	1,478,351	113,818,244
Bemis Co. Inc.	2,186,221	106,818,758
Greif Inc. Class A	614,977	33,879,083
Owens-Illinois Inc.[a]	3,840,188	78,263,031
Packaging Corp. of America	2,226,629	204,003,749
Silgan Holdings Inc.	891,312	52,908,280
Sonoco Products Co.	2,353,123	124,527,269

		714,218,414
DISTRIBUTORS — 0.30%
Pool Corp.	976,049	116,471,927

		116,471,927
DIVERSIFIED CONSUMER SERVICES — 0.77%
DeVry Education Group Inc.	1,360,378	48,225,400
Graham Holdings Co. Class B	110,842	66,455,321
Service Corp. International/U.S.	4,447,709	137,345,254
Sotheby’sa,b	1,097,659	49,921,531

		301,947,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.15%
Frontier Communications Corp.	27,884,251	59,672,297

		59,672,297

Security	Shares	Value
ELECTRIC UTILITIES — 1.91%
Great Plains Energy Inc.	5,088,259	$148,678,928
Hawaiian Electric Industries Inc.	2,570,270	85,615,694
IDACORP Inc.	1,187,441	98,510,105
OGE Energy Corp.	4,716,305	164,976,349
PNM Resources Inc.	1,886,286	69,792,582
Westar Energy Inc.	3,353,972	182,020,060

		749,593,718
ELECTRICAL EQUIPMENT — 0.79%
EnerSys	1,028,195	81,165,714
Hubbell Inc.	1,218,203	146,245,270
Regal Beloit Corp.	1,060,348	80,215,326

		307,626,310
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.61%
Arrow Electronics Inc.[a,b]	2,100,674	154,210,478
Avnet Inc.	3,046,533	139,409,350
Belden Inc.	1,002,646	69,373,077
Cognex Corp.	2,032,354	170,616,118
Coherent Inc.[a,b]	580,413	119,356,129
IPG Photonics Corp.[a,b]	885,424	106,870,677
Jabil Circuit Inc.	4,307,069	124,560,436
Keysight Technologies Inc.[a]	4,323,565	156,253,639
Knowles Corp.[a,b]	2,089,766	39,601,066
Littelfuse Inc.	533,261	85,273,767
National Instruments Corp.	2,502,593	81,484,428
SYNNEX Corp.	691,060	77,357,256
Tech Data Corp.[a,b]	820,222	77,018,846
Trimble Inc.[a,b]	5,956,566	190,669,678
VeriFone Systems Inc.[a,b]	2,651,030	49,653,792
Vishay Intertechnology Inc.[b]	3,190,261	52,479,793
Zebra Technologies Corp. Class Aa,b	1,254,149	114,441,096

		1,808,629,626
ENERGY EQUIPMENT & SERVICES — 1.43%
Diamond Offshore Drilling Inc.[a,b]	1,540,888	25,748,238
Dril-Quip Inc.[a,b]	906,256	49,436,265
Ensco PLC Class A	7,207,975	64,511,376
Nabors Industries Ltd.	6,744,364	88,148,838
Noble Corp. PLC[b]	5,804,952	35,932,653
Oceaneering International Inc.	2,332,921	63,175,501
Oil States International Inc.[a,b]	1,230,435	40,788,920
Patterson-UTI Energy Inc.	3,946,746	95,787,525
Rowan Companies PLC Class Aa	2,991,264	46,603,893
Superior Energy Services Inc.[a,b]	3,657,887	52,161,469

		562,294,678
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.26%
American Campus Communities Inc.	3,150,432	149,929,059
Camden Property Trust[b]	2,067,026	166,312,912
Care Capital Properties Inc.[b]	2,002,618	53,810,346
CoreCivic Inc.[b]	2,793,376	87,767,874
Corporate Office Properties Trust[b]	2,343,936	77,584,282
Cousins Properties Inc.[b]	9,937,179	82,180,470
CyrusOne Inc.[b]	1,761,636	90,671,405
DCT Industrial Trust Inc.[b]	2,172,050	104,519,046
Douglas Emmett Inc.[b]	3,437,067	131,983,373

9

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
Duke Realty Corp.	8,392,640	$220,474,653
Education Realty Trust Inc.[b]	1,739,028	71,039,294
EPR Properties[b]	1,518,850	111,832,925
First Industrial Realty Trust Inc.[b]	2,763,203	73,584,096
GEO Group Inc. (The)	1,937,753	89,853,607
Healthcare Realty Trust Inc.[b]	2,756,425	89,583,813
Highwoods Properties Inc.	2,411,834	118,493,404
Hospitality Properties Trust[b]	3,653,370	115,190,756
Kilroy Realty Corp.[b]	2,309,163	166,444,469
Lamar Advertising Co. Class Ab	1,956,651	146,240,096
LaSalle Hotel Properties[b]	2,676,736	77,491,507
Liberty Property Trust[b]	3,473,603	133,907,396
Life Storage Inc.[b]	1,103,454	90,615,642
Mack-Cali Realty Corp.[b]	2,116,930	57,030,094
Medical Properties Trust Inc.[b]	7,617,378	98,188,002
National Retail Properties Inc.[b]	3,477,971	151,709,095
Omega Healthcare Investors Inc.[b]	4,654,359	153,547,303
Potlatch Corp.[b]	955,394	43,661,506
Quality Care Properties Inc.[a,b]	2,205,256	41,591,128
Rayonier Inc.[b]	2,897,001	82,101,008
Senior Housing Properties Trust[b]	5,539,544	112,175,766
Tanger Factory Outlet Centers Inc.[b]	2,287,279	74,954,133
Taubman Centers Inc.[b]	1,438,197	94,949,766
Uniti Group Inc.[a]	3,324,101	85,928,011
Urban Edge Properties[b]	2,184,006	57,439,358
Washington Prime Group Inc.[b]	4,411,455	38,335,544
Weingarten Realty Investors[b]	2,776,278	92,699,922

		3,633,821,061
FOOD & STAPLES RETAILING — 0.58%
Casey’s General Stores Inc.	929,663	104,354,672
Sprouts Farmers Market Inc.[a,b]	3,022,629	69,883,183
United Natural Foods Inc.[a,b]	1,191,858	51,524,021

		225,761,876
FOOD PRODUCTS — 3.06%
Dean Foods Co.	2,176,899	42,797,834
Flowers Foods Inc.	4,373,016	84,880,241
Hain Celestial Group Inc. (The)[a,b]	2,455,741	91,353,565
Ingredion Inc.	1,694,719	204,095,009
Lamb Weston Holdings Inc.	3,278,448	137,891,523
Lancaster Colony Corp.	460,301	59,305,181
Post Holdings Inc.[a,b]	1,523,974	133,378,204
Snyder’s-Lance Inc.	2,026,032	81,669,350
Tootsie Roll Industries Inc.[b]	436,674	16,309,776
TreeHouse Foods Inc.[a,b]	1,342,786	113,680,263
WhiteWave Foods Co. (The)[a,b]	4,182,677	234,857,314

		1,200,218,260
GAS UTILITIES — 2.23%
Atmos Energy Corp.	2,482,920	196,125,851
National Fuel Gas Co.	2,017,017	120,254,554
New Jersey Resources Corp.	2,040,055	80,786,178
ONE Gas Inc.	1,236,759	83,604,908
Southwest Gas Holdings Inc.	1,128,588	93,571,231
UGI Corp.	4,082,288	201,665,027
WGL Holdings Inc.	1,206,801	99,597,287

		875,605,036

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.78%
ABIOMED Inc.[a,b]	957,139	$119,833,803
Align Technology Inc.[a,b]	1,781,352	204,338,888
Globus Medical Inc. Class Aa,b	1,714,182	50,774,071
Halyard Health Inc.[a]	1,113,030	42,395,313
Hill-Rom Holdings Inc.	1,411,359	99,641,945
LivaNova PLC[a,b]	1,035,388	50,744,366
Masimo Corp.[a,b]	1,065,849	99,401,078
NuVasive Inc.[a,b]	1,192,201	89,033,571
ResMed Inc.[b]	3,343,091	240,602,259
STERIS PLC	2,006,808	139,392,883
Teleflex Inc.	1,060,004	205,354,575
West Pharmaceutical Services Inc.	1,730,890	141,257,933

		1,482,770,685
HEALTH CARE PROVIDERS & SERVICES — 1.93%
HealthSouth Corp.	2,114,009	90,500,725
LifePoint Health Inc.[a,b]	948,312	62,114,436
MEDNAX Inc.[a,b]	2,215,510	153,712,084
Molina Healthcare Inc.[a,b]	1,014,795	46,274,652
Owens & Minor Inc.[b]	1,453,676	50,297,190
Tenet Healthcare Corp.[a,b]	1,887,331	33,424,632
VCA Inc.[a]	1,918,292	175,523,718
WellCare Health Plans Inc.[a]	1,046,661	146,752,339

		758,599,776
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a,b]	4,299,515	54,517,850

		54,517,850
HOTELS, RESTAURANTS & LEISURE — 2.69%
Brinker International Inc.	1,167,562	51,326,026
Buffalo Wild Wings Inc.[a,b]	398,203	60,825,508
Cheesecake Factory Inc. (The)[b]	1,057,138	66,980,264
Churchill Downs Inc.	293,812	46,672,036
Cracker Barrel Old Country Store Inc.[b]	571,539	91,017,586
Domino’s Pizza Inc.	1,134,283	209,048,357
Dunkin’ Brands Group Inc.[b]	2,180,180	119,212,242
International Speedway Corp. Class A	547,018	20,212,315
Jack in the Box Inc.	751,870	76,480,216
Panera Bread Co. Class Aa,b	506,078	132,526,646
Papa John’s International Inc.	627,226	50,203,169
Texas Roadhouse Inc.	1,516,531	67,531,126
Wendy’s Co. (The)	4,581,636	62,356,066

		1,054,391,557
HOUSEHOLD DURABLES — 1.62%
CalAtlantic Group Inc.	1,718,772	64,368,011
Helen of Troy Ltd.[a,b]	643,299	60,598,766
KB Home	1,972,622	39,215,725
NVR Inc.[a]	81,362	171,419,971
Tempur Sealy International Inc.[a,b]	1,106,226	51,395,260
Toll Brothers Inc.[a]	3,494,070	126,170,868
TRI Pointe Group Inc.[a,b]	3,739,717	46,896,051
Tupperware Brands Corp.	1,197,552	75,110,461

		635,175,113

10

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.21%
Energizer Holdings Inc.	1,459,311	$81,356,588

		81,356,588
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	1,524,947	162,269,610

		162,269,610
INSURANCE — 4.63%
Alleghany Corp.[a]	309,375	190,160,438
American Financial Group Inc./OH	1,726,307	164,724,214
Aspen Insurance Holdings Ltd.	1,421,420	73,984,911
Brown & Brown Inc.	2,722,178	113,569,266
CNO Financial Group Inc.	3,559,339	72,966,450
Everest Re Group Ltd.	830,514	194,182,478
First American Financial Corp.	2,609,435	102,498,607
Genworth Financial Inc. Class Aa	10,644,549	43,855,542
Hanover Insurance Group Inc. (The)	1,008,411	90,817,495
Kemper Corp.	1,158,156	46,210,424
Mercury General Corp.	859,812	52,439,934
Old Republic International Corp.	5,796,349	118,709,228
Primerica Inc.[b]	1,005,687	82,667,471
Reinsurance Group of America Inc.	1,518,077	192,765,417
RenaissanceRe Holdings Ltd.	798,839	115,552,061
WR Berkley Corp.	2,290,256	161,760,781

		1,816,864,717
INTERNET & DIRECT MARKETING RETAIL — 0.07%
HSN Inc.	758,640	28,145,544

		28,145,544
INTERNET SOFTWARE & SERVICES — 0.67%
j2 Global Inc.	1,143,047	95,913,074
LogMeIn Inc.	1,242,608	121,154,280
WebMD Health Corp.[a,b]	899,345	47,377,494

		264,444,848
IT SERVICES — 3.93%
Acxiom Corp.[a,b]	1,859,415	52,937,545
Broadridge Financial Solutions Inc.	2,792,529	189,752,346
Computer Sciences Corp.	3,333,042	230,013,228
Convergys Corp.	2,251,084	47,610,427
CoreLogic Inc./U.S.[a,b]	2,003,981	81,602,106
DST Systems Inc.	748,951	91,746,498
Gartner Inc.[a,b]	1,950,987	210,687,086
Jack Henry & Associates Inc.	1,833,215	170,672,316
Leidos Holdings Inc.	3,372,886	172,489,390
MAXIMUS Inc.	1,536,164	95,549,401
NeuStar Inc. Class Aa	805,074	26,688,203
Science Applications International Corp.	1,041,609	77,495,710
WEX Inc.[a,b]	914,038	94,602,933

		1,541,847,189
LEISURE PRODUCTS — 0.63%
Brunswick Corp./DE	2,115,678	129,479,494

Security	Shares	Value
Polaris Industries Inc.[b]	1,387,889	$116,305,098

		245,784,592
LIFE SCIENCES TOOLS & SERVICES — 0.93%
Bio-Rad Laboratories Inc. Class Aa,b	492,019	98,079,068
Bio-Techne Corp.	886,820	90,145,253
Charles River Laboratories International Inc.[a,b]	1,123,996	101,103,440
PAREXEL International Corp.[a,b]	1,210,511	76,395,349

		365,723,110
MACHINERY — 4.86%
AGCO Corp.	1,586,048	95,448,369
Crane Co.	1,194,829	89,409,054
Donaldson Co. Inc.	3,120,051	142,024,721
Graco Inc.	1,323,673	124,610,576
IDEX Corp.	1,800,783	168,391,218
ITT Inc.	2,090,990	85,772,410
Joy Global Inc.	2,371,654	66,999,225
Kennametal Inc.	1,889,512	74,125,556
Lincoln Electric Holdings Inc.	1,464,246	127,184,408
Nordson Corp.	1,264,138	155,286,712
Oshkosh Corp.	1,763,730	120,974,241
Terex Corp.	2,515,721	78,993,639
Timken Co. (The)	1,661,546	75,101,879
Toro Co. (The)	2,555,864	159,639,265
Trinity Industries Inc.	3,616,834	96,026,943
Wabtec Corp./DEb	2,036,367	158,836,626
Woodward Inc.	1,312,718	89,159,807

		1,907,984,649
MARINE — 0.23%
Kirby Corp.[a,b]	1,278,588	90,204,383

		90,204,383
MEDIA — 1.41%
AMC Networks Inc. Class Aa,b	1,336,430	78,421,712
Cable One Inc.	110,849	69,221,875
Cinemark Holdings Inc.	2,500,620	110,877,491
John Wiley & Sons Inc. Class A	1,062,318	57,152,708
Live Nation Entertainment Inc.[a]	3,134,558	95,196,527
Meredith Corp.[b]	863,321	55,770,537
New York Times Co. (The) Class A	2,928,615	42,172,056
Time Inc.	2,365,307	45,768,690

		554,581,596
METALS & MINING — 2.11%
Allegheny Technologies Inc.[b]	2,585,594	46,437,268
Carpenter Technology Corp.	1,111,512	41,459,398
Commercial Metals Co.	2,751,698	52,639,983
Compass Minerals International Inc.[b]	804,461	54,582,679
Reliance Steel & Aluminum Co.	1,726,746	138,174,215
Royal Gold Inc.	1,550,242	108,594,452
Steel Dynamics Inc.	5,721,645	198,884,380
U.S. Steel Corp.	4,118,414	139,243,577
Worthington Industries Inc.	1,043,520	47,052,317

		827,068,269

11

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
MULTI-UTILITIES — 1.00%
Black Hills Corp.	1,265,717	$84,132,209
MDU Resources Group Inc.	4,630,687	126,741,903
NorthWestern Corp.	1,141,304	66,994,545
Vectren Corp.	1,966,762	115,271,921

		393,140,578
MULTILINE RETAIL — 0.33%
Big Lots Inc.[b]	1,049,918	51,110,008
Dillard’s Inc. Class Ab	607,485	31,735,017
JC Penney Co. Inc.[a,b]	7,352,070	45,288,751

		128,133,776
OIL, GAS & CONSUMABLE FUELS — 1.93%
CONSOL Energy Inc.[b]	4,175,794	70,069,823
Energen Corp.[a]	2,294,149	124,893,472
Gulfport Energy Corp.[a,b]	3,784,906	65,062,534
HollyFrontier Corp.	4,196,684	118,934,025
QEP Resources Inc.[a]	5,692,527	72,352,018
SM Energy Co.	2,314,103	55,584,754
Western Refining Inc.	1,869,631	65,567,959
World Fuel Services Corp.	1,667,127	60,433,354
WPX Energy Inc.[a]	9,398,818	125,850,173

		758,748,112
PAPER & FOREST PRODUCTS — 0.36%
Domtar Corp.	1,489,693	54,403,588
Louisiana-Pacific Corp.[a]	3,427,263	85,064,668

		139,468,256
PERSONAL PRODUCTS — 0.54%
Avon Products Inc.[a]	10,320,023	45,408,101
Edgewell Personal Care Co.[a]	1,362,435	99,648,496
Nu Skin Enterprises Inc. Class A	1,175,608	65,293,268

		210,349,865
PHARMACEUTICALS — 0.65%
Akorn Inc.[a,b]	2,081,650	50,126,132
Catalent Inc.[a,b]	2,962,080	83,886,106
Endo International PLC[a]	4,702,628	52,481,328
Prestige Brands Holdings Inc.[a,b]	1,253,491	69,643,960

		256,137,526
PROFESSIONAL SERVICES — 0.67%
CEB Inc.	760,466	59,772,628
FTI Consulting Inc.[a,b]	983,353	40,484,643
ManpowerGroup Inc.	1,600,039	164,116,000

		264,373,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Alexander & Baldwin Inc.	1,087,074	48,396,535
Jones Lang LaSalle Inc.	1,073,018	119,587,856

		167,984,391

Security	Shares	Value
ROAD & RAIL — 1.05%
Avis Budget Group Inc.[a,b]	2,044,110	$60,464,774
Genesee & Wyoming Inc. Class Aa,b	1,454,653	98,712,753
Landstar System Inc.	990,436	84,830,843
Old Dominion Freight Line Inc.	1,641,732	140,483,007
Werner Enterprises Inc.	1,062,701	27,842,766

		412,334,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
Cirrus Logic Inc.[a,b]	1,527,073	92,678,060
Cree Inc.[a,b]	2,316,949	61,932,047
Cypress Semiconductor Corp.	7,778,344	107,030,014
First Solar Inc.[a,b]	1,855,935	50,295,839
Integrated Device Technology Inc.[a,b]	3,175,075	75,154,025
Microsemi Corp.[a,b]	2,724,346	140,385,549
Monolithic Power Systems Inc.	899,942	82,884,658
Silicon Laboratories Inc.[a,b]	987,015	72,594,953
Synaptics Inc.[a,b]	835,689	41,374,962
Teradyne Inc.	4,732,107	147,168,528
Versum Materials Inc.[a,b]	2,573,006	78,733,984

		950,232,619
SOFTWARE — 4.12%
ACI Worldwide Inc.[a,b]	2,772,211	59,297,593
ANSYS Inc.[a]	2,015,202	215,364,638
Cadence Design Systems Inc.[a]	6,580,463	206,626,538
CDK Global Inc.	3,422,593	222,502,771
CommVault Systems Inc.[a,b]	993,559	50,472,797
Fair Isaac Corp.[b]	738,100	95,177,995
Fortinet Inc.[a]	3,521,320	135,042,622
Manhattan Associates Inc.[a,b]	1,674,171	87,140,601
PTC Inc.[a,b]	2,733,889	143,665,867
Take-Two Interactive Software Inc.[a,b]	2,403,094	142,431,381
Tyler Technologies Inc.[a,b]	792,124	122,430,686
Ultimate Software Group Inc. (The)[a,b]	703,121	137,256,250

		1,617,409,739
SPECIALTY RETAIL — 2.17%
Aaron’s Inc.	1,527,587	45,430,437
American Eagle Outfitters Inc.	4,068,038	57,074,573
Cabela’s Inc.[a,b]	1,214,600	64,507,406
Chico’s FAS Inc.	3,082,501	43,771,514
CST Brands Inc.	1,797,152	86,425,040
Dick’s Sporting Goods Inc.	2,086,583	101,533,129
GameStop Corp. Class Ab	2,407,921	54,298,619
Michaels Companies Inc. (The)[a]	2,496,186	55,889,604
Murphy USA Inc.[a,b]	825,597	60,615,332
Office Depot Inc.	12,252,091	57,156,004
Sally Beauty Holdings Inc.[a,b]	3,412,145	69,744,244
Urban Outfitters Inc.[a,b]	2,109,289	50,116,707
Williams-Sonoma Inc.	1,918,427	102,866,056

		849,428,665
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.58%
3D Systems Corp.[a,b]	2,540,987	38,013,166
Diebold Nixdorf Inc.	1,796,869	55,163,878
NCR Corp.[a,b]	2,944,497	134,504,623

		227,681,667

12

Schedule of Investments (Continued)

iSHARES® CORE S&P MID-CAP ETF

March 31, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Carter’s Inc.	1,145,135	$102,833,123
Deckers Outdoor Corp.[a,b]	754,871	45,088,445
Kate Spade & Co.[a,b]	3,032,266	70,439,539
Skechers U.S.A. Inc. Class Aa,b	3,161,772	86,790,641

		305,151,748
THRIFTS & MORTGAGE FINANCE — 0.59%
New York Community Bancorp. Inc.	11,536,571	161,165,897
Washington Federal Inc.	2,110,040	69,842,324

		231,008,221
TRADING COMPANIES & DISTRIBUTORS — 0.80%
GATX Corp.[b]	937,897	57,174,201
MSC Industrial Direct Co. Inc. Class A	1,060,500	108,976,980
NOW Inc.[a,b]	2,563,641	43,479,352
Watsco Inc.	720,290	103,131,122

		312,761,655
WATER UTILITIES — 0.34%
Aqua America Inc.	4,192,995	134,804,789

		134,804,789
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Telephone & Data Systems Inc.	2,207,107	58,510,407

		58,510,407

TOTAL COMMON STOCKS
(Cost: $34,657,202,104)		39,158,670,899

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	1,614,751,800	$1,615,397,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	37,419,300	37,419,300

		1,652,817,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,652,214,421)		1,652,817,001

TOTAL INVESTMENTS IN SECURITIES — 104.02%
(Cost: $36,309,416,525)		40,811,487,900
Other Assets, Less Liabilities — (4.02)%		(1,576,985,796)

NET ASSETS — 100.00%		$39,234,502,104

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	377	Jun. 2017	Chicago Mercantile	$64,392,583	$64,776,140	$383,557

13

Schedule of Investments

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.71%
AAR Corp.	1,346,919	$45,296,886
Aerojet Rocketdyne Holdings Inc.[a,b]	3,150,689	68,369,951
Aerovironment Inc.[a,b]	879,486	24,651,992
Cubic Corp.	1,051,206	55,503,677
Engility Holdings Inc.[a,b]	757,367	21,918,201
Mercury Systems Inc.[a,b]	2,018,874	78,837,030
Moog Inc. Class Aa	1,359,039	91,531,277
National Presto Industries Inc.[b]	207,273	21,183,301
TASER International Inc.[a,b]	2,229,618	50,812,994
Triumph Group Inc.	2,099,919	54,072,914

		512,178,223
AIR FREIGHT & LOGISTICS — 0.70%
Atlas Air Worldwide Holdings Inc.[a,b]	1,062,537	58,917,677
Echo Global Logistics Inc.[a,b]	1,148,041	24,510,675
Forward Air Corp.	1,274,035	60,605,845
Hub Group Inc. Class Aa	1,408,361	65,347,950

		209,382,147
AIRLINES — 0.90%
Allegiant Travel Co.	553,494	88,697,413
Hawaiian Holdings Inc.[a,b]	2,245,648	104,310,350
SkyWest Inc.	2,193,011	75,110,627

		268,118,390
AUTO COMPONENTS — 1.82%
American Axle & Manufacturing Holdings Inc.[a,b]	3,212,426	60,329,360
Cooper-Standard Holding Inc.[a,b]	746,475	82,806,472
Dorman Products Inc.[a,b]	1,284,889	105,527,933
Fox Factory Holding Corp.[a]	1,476,926	42,387,776
Gentherm Inc.[a,b]	1,536,672	60,314,376
LCI Industries	1,040,174	103,809,365
Motorcar Parts of America Inc.[a,b]	799,905	24,581,081
Standard Motor Products Inc.	847,733	41,657,600
Superior Industries International Inc.	950,474	24,094,516

		545,508,479
AUTOMOBILES — 0.11%
Winnebago Industries Inc.	1,126,058	32,937,197

		32,937,197
BANKS — 9.42%
Ameris Bancorp.	1,544,331	71,193,659
Banc of California Inc.[b]	2,104,850	43,570,395
Banner Corp.	1,111,066	61,819,712
Boston Private Financial Holdings Inc.	3,524,607	57,803,555
Brookline Bancorp. Inc.	2,997,361	46,908,700
Cardinal Financial Corp.	1,403,180	42,011,209
Central Pacific Financial Corp.	1,311,690	40,059,013
City Holding Co.[b]	660,002	42,556,929
Columbia Banking System Inc.	2,447,955	95,445,765

Security	Shares	Value
Community Bank System Inc.	1,875,412	$103,110,152
Customers Bancorp. Inc.[a,b]	1,200,731	37,859,048
CVB Financial Corp.	4,256,075	94,016,697
Fidelity Southern Corp.	905,596	20,267,239
First BanCorp./Puerto Rico[a]	6,687,991	37,787,149
First Commonwealth Financial Corp.	3,753,536	49,771,887
First Financial Bancorp.	2,624,591	72,045,023
First Financial Bankshares Inc.	2,779,947	111,475,875
First Midwest Bancorp. Inc./IL	3,427,728	81,168,599
First NBC Bank Holding Co.[a,b]	767,349	3,069,396
Glacier Bancorp. Inc.	3,230,124	109,598,107
Great Western Bancorp. Inc.	2,466,110	104,587,725
Hanmi Financial Corp.	1,363,617	41,931,223
Home BancShares Inc./AR	5,308,500	143,701,095
Hope Bancorp Inc.	5,371,192	102,965,751
Independent Bank Corp./Rockland MA	1,138,975	74,033,375
LegacyTexas Financial Group Inc.	1,758,801	70,176,160
National Bank Holdings Corp. Class A	1,134,921	36,884,933
NBT Bancorp. Inc.	1,839,149	68,177,253
OFG Bancorp.	1,844,664	21,767,035
Old National Bancorp./IN	5,684,987	98,634,524
Opus Bank	772,454	15,564,948
Pinnacle Financial Partners Inc.	1,965,364	130,598,438
S&T Bancorp. Inc.	1,471,011	50,896,981
ServisFirst Bancshares Inc.	1,883,007	68,503,795
Simmons First National Corp. Class A	1,257,935	69,375,115
Southside Bancshares Inc.	1,121,091	37,635,025
Sterling Bancorp./DE	5,696,853	135,015,416
Tompkins Financial Corp.	517,379	41,674,878
United Bankshares Inc./WV	3,405,321	143,874,812
United Community Banks Inc./GA	3,002,204	83,131,029
Westamerica Bancorp.	1,109,028	61,917,033

		2,822,584,653
BEVERAGES — 0.13%
Coca-Cola Bottling Co. Consolidated	195,793	40,337,274

		40,337,274
BIOTECHNOLOGY — 1.59%
Acorda Therapeutics Inc.[a,b]	1,965,147	41,268,087
AMAG Pharmaceuticals Inc.[a,b]	1,462,535	32,980,164
Eagle Pharmaceuticals Inc./DEa,b	342,810	28,432,661
Emergent BioSolutions Inc.[a,b]	1,468,142	42,634,844
Enanta Pharmaceuticals Inc.[a,b]	588,803	18,135,132
Ligand Pharmaceuticals Inc.[a,b]	793,283	83,961,073
MiMedx Group Inc.[a,b]	4,229,364	40,305,839
Momenta Pharmaceuticals Inc.[a,b]	2,723,000	36,352,050
Myriad Genetics Inc.[a,b]	2,870,685	55,117,152
Progenics Pharmaceuticals Inc.[a,b]	2,947,121	27,820,822
Repligen Corp.[a,b]	1,427,488	50,247,578
Spectrum Pharmaceuticals Inc.[a,b]	2,936,811	19,089,272

		476,344,674
BUILDING PRODUCTS — 2.15%
AAON Inc.	1,663,565	58,807,023
American Woodmark Corp.[a]	586,025	53,797,095
Apogee Enterprises Inc.	1,214,300	72,384,423
Gibraltar Industries Inc.[a,b]	1,327,928	54,710,634
Griffon Corp.	1,324,976	32,660,658
Insteel Industries Inc.	737,288	26,645,588

14

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
Patrick Industries Inc.[a,b]	676,495	$47,963,496
PGT Innovations Inc.[a,b]	2,108,107	22,662,150
Quanex Building Products Corp.	1,453,775	29,438,944
Simpson Manufacturing Co. Inc.	1,710,310	73,697,258
Trex Co. Inc.[a,b]	1,245,749	86,442,523
Universal Forest Products Inc.	859,721	84,716,907

		643,926,699
CAPITAL MARKETS — 1.79%
Donnelley Financial Solutions Inc.[a,b]	1,109,054	21,393,652
Evercore Partners Inc. Class A	1,646,692	128,277,307
Financial Engines Inc.[b]	2,394,431	104,277,470
Greenhill & Co. Inc.	1,176,886	34,482,760
Interactive Brokers Group Inc. Class A	2,860,650	99,321,768
INTL. FCStone Inc.[a,b]	649,045	24,637,748
Investment Technology Group Inc.	943,356	19,102,959
Piper Jaffray Companies	606,203	38,706,062
Virtus Investment Partners Inc.	276,648	29,297,023
WisdomTree Investments Inc.	3,925,542	35,643,921

		535,140,670
CHEMICALS — 2.98%
A Schulman Inc.	1,252,155	39,380,275
AdvanSix Inc.[a,b]	1,293,967	35,351,178
American Vanguard Corp.	1,101,421	18,283,589
Balchem Corp.	1,334,925	110,024,519
Calgon Carbon Corp.	2,162,364	31,570,514
Flotek Industries Inc.[a,b]	2,308,440	29,524,948
FutureFuel Corp.	985,067	13,968,250
Hawkins Inc.	407,892	19,986,708
HB Fuller Co.	2,110,603	108,822,691
Ingevity Corp.[a,b]	1,774,000	107,947,900
Innophos Holdings Inc.	826,305	44,595,681
Innospec Inc.	1,020,607	66,084,303
Koppers Holdings Inc.[a]	883,640	37,422,154
Kraton Corp.[a,b]	1,298,627	40,153,547
LSB Industries Inc.[a,b]	907,590	8,513,194
Quaker Chemical Corp.	559,355	73,644,679
Rayonier Advanced Materials Inc.	1,859,803	25,014,350
Stepan Co.	823,819	64,925,175
Tredegar Corp.	1,079,358	18,942,733

		894,156,388
COMMERCIAL SERVICES & SUPPLIES — 3.52%
ABM Industries Inc.	2,338,533	101,960,039
Brady Corp. Class A	2,014,419	77,857,294
Brink’s Co. (The)	1,886,865	100,852,934
Essendant Inc.	1,613,593	24,445,934
Healthcare Services Group Inc.	3,070,025	132,287,377
Interface Inc.	2,708,561	51,598,087
LSC Communications Inc.	1,367,199	34,398,727
Matthews International Corp. Class A	1,358,308	91,889,536
Mobile Mini Inc.	1,866,650	56,932,825
Multi-Color Corp.	558,132	39,627,372
RR Donnelley & Sons Co.	2,969,641	35,962,352
Team Inc.[a,b]	1,259,238	34,062,388
Tetra Tech Inc.	2,408,295	98,378,851
U.S. Ecology Inc.	919,383	43,073,094
UniFirst Corp./MAb	653,982	92,505,754

Security	Shares	Value
Viad Corp.	864,279	$39,065,411

		1,054,897,975
COMMUNICATIONS EQUIPMENT — 1.61%
ADTRAN Inc.	2,064,266	42,833,520
Bel Fuse Inc. Class B	384,462	9,823,004
Black Box Corp.	647,982	5,799,439
CalAmp Corp.[a,b]	1,499,486	25,176,370
Comtech Telecommunications Corp.	1,005,396	14,819,537
Digi International Inc.[a]	1,143,688	13,609,887
Harmonic Inc.[a,b]	3,454,421	20,553,805
Ixia[a,b]	2,690,452	52,867,382
Lumentum Holdings Inc.[a,b]	2,334,265	124,533,038
NETGEAR Inc.[a,b]	1,387,090	68,730,309
Viavi Solutions Inc.[a,b]	9,674,182	103,707,231

		482,453,522
CONSTRUCTION & ENGINEERING — 0.43%
Aegion Corp.[a,b]	1,436,716	32,915,163
Comfort Systems USA Inc.	1,575,306	57,734,965
MYR Group Inc.[a,b]	678,791	27,830,431
Orion Group Holdings Inc.[a,b]	1,197,663	8,946,543

		127,427,102
CONSTRUCTION MATERIALS — 0.38%
Headwaters Inc.[a,b]	3,154,172	74,059,958
U.S. Concrete Inc.[a,b]	625,547	40,379,059

		114,439,017
CONSUMER FINANCE — 0.99%
Encore Capital Group Inc.[a,b]	777,386	23,943,489
Enova International Inc.[a,b]	1,018,324	15,122,111
Ezcorp Inc. Class Aa,b	2,113,652	17,226,264
FirstCash Inc.	2,038,840	100,208,986
Green Dot Corp. Class Aa,b	1,873,221	62,490,653
PRA Group Inc.[a,b]	1,950,635	64,663,550
World Acceptance Corp.[a,b]	259,615	13,442,865

		297,097,918
CONTAINERS & PACKAGING — 0.05%
Myers Industries Inc.	931,688	14,767,255

		14,767,255
DISTRIBUTORS — 0.20%
Core-Mark Holding Co. Inc.	1,963,767	61,249,893

		61,249,893
DIVERSIFIED CONSUMER SERVICES — 0.45%
American Public Education Inc.[a,b]	683,912	15,661,585
Capella Education Co.	488,458	41,531,141
Career Education Corp.[a,b]	2,706,141	23,543,427
Regis Corp.[a,b]	1,477,726	17,318,949
Strayer Education Inc.[b]	437,978	35,252,849

		133,307,951

15

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.88%
ATN International Inc.	455,665	$32,087,929
Cincinnati Bell Inc.[a,b]	1,793,217	31,739,941
Cogent Communications Holdings Inc.	1,735,087	74,695,495
Consolidated Communications Holdings Inc.	2,147,845	50,302,530
General Communication Inc. Class Aa,b	1,136,023	23,629,279
Iridium Communications Inc.[a,b]	3,442,067	33,215,947
Lumos Networks Corp.[a,b]	1,021,316	18,077,293

		263,748,414
ELECTRIC UTILITIES — 0.76%
ALLETE Inc.	2,102,917	142,388,510
El Paso Electric Co.	1,715,375	86,626,438

		229,014,948
ELECTRICAL EQUIPMENT — 0.55%
AZZ Inc.	1,090,186	64,866,067
Encore Wire Corp.[b]	875,331	40,265,226
General Cable Corp.	2,092,763	37,565,096
Powell Industries Inc.	361,225	12,440,589
Vicor Corp.[a,b]	673,606	10,845,056

		165,982,034
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.94%
Agilysys Inc.[a,b]	685,640	6,479,298
Anixter International Inc.[a,b]	1,196,291	94,865,876
Badger Meter Inc.	1,239,302	45,544,349
Benchmark Electronics Inc.[a,b]	2,096,998	66,684,536
CTS Corp.	1,398,682	29,791,927
Daktronics Inc.	1,743,076	16,472,068
Electro Scientific Industries Inc.[a]	1,372,420	9,565,767
ePlus Inc.[a,b]	276,613	37,356,586
Fabrinet[a,b]	1,561,660	65,636,570
FARO Technologies Inc.[a,b]	711,634	25,440,916
II-VI Inc.[a,b]	2,291,943	82,624,545
Insight Enterprises Inc.[a,b]	1,490,533	61,246,001
Itron Inc.[a,b]	1,407,276	85,421,653
Methode Electronics Inc.	1,554,503	70,885,337
MTS Systems Corp.	700,441	38,559,277
OSI Systems Inc.[a,b]	770,791	56,260,035
Park Electrochemical Corp.	814,368	14,544,613
Plexus Corp.[a,b]	1,423,618	82,285,120
Rogers Corp.[a,b]	762,414	65,468,490
Sanmina Corp.[a]	3,110,465	126,284,879
ScanSource Inc.[a]	1,073,897	42,150,457
TTM Technologies Inc.[a,b]	3,563,946	57,486,449

		1,181,054,749
ENERGY EQUIPMENT & SERVICES — 1.89%
Archrock Inc.	2,985,481	37,019,964
Atwood Oceanics Inc.[a,b]	3,155,428	30,071,229
Bristow Group Inc.	1,357,228	20,643,438
CARBO Ceramics Inc.[a,b]	896,897	11,695,537
Era Group Inc.[a,b]	843,042	11,178,737
Exterran Corp.[a,b]	1,343,679	42,258,705
Geospace Technologies Corp.[a,b]	587,352	9,532,723
Gulf Island Fabrication Inc.	614,551	7,098,064
Helix Energy Solutions Group Inc.[a,b]	5,794,308	45,021,773

Security	Shares	Value
Hornbeck Offshore Services Inc.[a,b]	1,014,323	$4,493,451
Matrix Service Co.[a,b]	1,133,743	18,706,759
Newpark Resources Inc.[a,b]	3,621,493	29,334,093
Pioneer Energy Services Corp.[a,b]	3,339,755	13,359,020
SEACOR Holdings Inc.[a,b]	684,929	47,390,238
Tesco Corp.[a]	2,031,100	16,350,355
TETRA Technologies Inc.[a,b]	4,959,000	20,183,130
Tidewater Inc.[a,b]	1,990,715	2,289,322
U.S. Silica Holdings Inc.	3,068,592	147,261,730
Unit Corp.[a,b]	2,188,302	52,869,376

		566,757,644
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.41%
Acadia Realty Trust[b]	3,565,378	107,175,263
Agree Realty Corp.[b]	1,098,633	52,690,439
American Assets Trust Inc.[b]	1,719,484	71,943,210
CareTrust REIT Inc.[b]	2,791,569	46,954,191
Cedar Realty Trust Inc.[b]	3,232,031	16,224,796
Chesapeake Lodging Trust[b]	2,524,549	60,488,194
CoreSite Realty Corp.[b]	1,425,515	128,367,626
DiamondRock Hospitality Co.[b]	8,430,902	94,004,557
EastGroup Properties Inc.[b]	1,408,356	103,556,417
Four Corners Property Trust Inc.[b]	2,541,053	58,012,240
Franklin Street Properties Corp.[b]	4,537,829	55,089,244
Getty Realty Corp.[b]	1,143,496	28,896,144
Government Properties Income Trust[b]	2,073,457	43,397,455
Hersha Hospitality Trust[b]	1,780,839	33,461,965
Kite Realty Group Trust[b]	3,461,028	74,412,102
Lexington Realty Trust[b]	9,108,756	90,905,385
LTC Properties Inc.[b]	1,665,484	79,776,684
Parkway Inc.[b]	1,824,757	36,294,417
Pennsylvania REIT[b]	2,772,042	41,968,716
PS Business Parks Inc.	821,752	94,304,259
Retail Opportunity Investments Corp.[b]	4,602,319	96,786,768
Sabra Health Care REIT Inc.[b]	2,747,181	76,728,765
Saul Centers Inc.[b]	497,593	30,661,681
Summit Hotel Properties Inc.[b]	3,814,281	60,952,210
Universal Health Realty Income Trust[b]	313,011	20,189,209
Urstadt Biddle Properties Inc. Class Ab	853,542	17,548,823

		1,620,790,760
FOOD & STAPLES RETAILING — 0.47%
Andersons Inc. (The)	1,116,453	42,313,569
SpartanNash Co.	1,594,675	55,797,678
SUPERVALU Inc.[a,b]	11,308,108	43,649,297

		141,760,544
FOOD PRODUCTS — 1.70%
B&G Foods Inc.[b]	2,793,045	112,420,061
Cal-Maine Foods Inc.[b]	1,263,829	46,508,907
Calavo Growers Inc.[b]	647,096	39,214,018
Darling Ingredients Inc.[a]	6,920,850	100,490,742
J&J Snack Foods Corp.	631,365	85,587,839
John B Sanfilippo & Son Inc.	364,534	26,680,244
Sanderson Farms Inc.	843,024	87,539,612
Seneca Foods Corp. Class Aa,b	273,600	9,876,960

		508,318,383

16

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
GAS UTILITIES — 1.07%
Northwest Natural Gas Co.	1,209,071	$71,456,096
South Jersey Industries Inc.	3,357,494	119,694,661
Spire Inc.	1,932,030	130,412,025

		321,562,782
HEALTH CARE EQUIPMENT & SUPPLIES — 3.95%
Abaxis Inc.	951,073	46,127,041
Analogic Corp.	527,792	40,059,413
AngioDynamics Inc.[a,b]	1,346,838	23,367,639
Anika Therapeutics Inc.[a,b]	619,898	26,928,369
Cantel Medical Corp.	1,524,274	122,094,347
CONMED Corp.	1,043,666	46,349,207
CryoLife Inc.[a]	1,157,806	19,277,470
Haemonetics Corp.[a,b]	2,180,891	88,478,748
ICU Medical Inc.[a,b]	625,001	95,437,653
Inogen Inc.[a]	677,643	52,557,991
Integer Holdings Corp.[a,b]	1,165,807	46,865,441
Integra LifeSciences Holdings Corp.[a,b]	2,516,686	106,027,981
Invacare Corp.[b]	1,365,792	16,252,925
Meridian Bioscience Inc.	1,811,365	24,996,837
Merit Medical Systems Inc.[a,b]	2,070,591	59,840,080
Natus Medical Inc.[a,b]	1,397,349	54,845,948
Neogen Corp.[a,b]	1,604,928	105,203,030
OraSure Technologies Inc.[a,b]	2,330,521	30,133,637
Orthofix International NVa,b	763,220	29,116,843
Surmodics Inc.[a,b]	557,322	13,403,594
Varex Imaging Corp.[a]	1,570,466	52,767,658
Zeltiq Aesthetics Inc.[a,b]	1,527,580	84,948,724

		1,185,080,576
HEALTH CARE PROVIDERS & SERVICES — 3.28%
Aceto Corp.	1,303,653	20,610,754
Adeptus Health Inc. Class Aa,b	646,850	1,164,330
Air Methods Corp.[a,b]	1,392,548	59,879,564
Almost Family Inc.[a,b]	504,834	24,534,932
Amedisys Inc.[a,b]	1,167,074	59,625,811
AMN Healthcare Services Inc.[a,b]	1,994,301	80,968,621
BioTelemetry Inc.[a,b]	1,215,721	35,195,123
Chemed Corp.	685,427	125,220,659
Community Health Systems Inc.[a,b]	4,817,821	42,734,072
CorVel Corp.[a,b]	414,668	18,038,058
Cross Country Healthcare Inc.[a,b]	1,385,526	19,896,153
Diplomat Pharmacy Inc.[a,b]	1,839,066	29,333,103
Ensign Group Inc. (The)	2,034,253	38,243,956
HealthEquity Inc.[a,b]	1,845,246	78,330,693
Kindred Healthcare Inc.	3,575,790	29,857,846
Landauer Inc.	404,146	19,702,118
LHC Group Inc.[a,b]	626,117	33,747,706
Magellan Health Inc.[a,b]	996,297	68,794,308
PharMerica Corp.[a,b]	1,293,359	30,264,601
Providence Service Corp. (The)[a]	526,295	23,388,550
Quorum Health Corp.[a,b]	1,238,603	6,738,000
Select Medical Holdings Corp.[a]	4,564,114	60,930,922
Tivity Health Inc.[a,b]	1,432,071	41,673,266
U.S. Physical Therapy Inc.	534,041	34,872,877

		983,746,023

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 1.13%
Computer Programs & Systems Inc.[b]	471,844	$13,211,632
HealthStream Inc.[a,b]	1,084,571	26,279,155
HMS Holdings Corp.[a]	3,537,517	71,917,721
Medidata Solutions Inc.[a,b]	2,309,087	133,211,229
Omnicell Inc.[a,b]	1,561,684	63,482,454
Quality Systems Inc.[a]	1,967,808	29,989,394

		338,091,585
HOTELS, RESTAURANTS & LEISURE — 3.07%
Belmond Ltd. Class Aa,b	3,564,321	43,128,284
Biglari Holdings Inc.[a]	42,559	18,384,637
BJ’s Restaurants Inc.[a,b]	765,472	30,925,069
Bob Evans Farms Inc./DE	838,924	54,421,000
Boyd Gaming Corp.[a,b]	3,479,868	76,591,895
Chuy’s Holdings Inc.[a,b]	720,923	21,483,505
Dave & Buster’s Entertainment Inc.[a,b]	1,576,645	96,317,243
DineEquity Inc.	707,269	38,489,579
El Pollo Loco Holdings Inc.[a,b]	940,845	11,243,098
Fiesta Restaurant Group Inc.[a,b]	1,147,905	27,779,301
ILG Inc.	4,475,964	93,816,205
Marcus Corp. (The)	801,552	25,729,819
Marriott Vacations Worldwide Corp.	1,026,380	102,566,153
Monarch Casino & Resort Inc.[a]	479,654	14,168,979
Penn National Gaming Inc.[a,b]	2,242,067	41,321,295
Red Robin Gourmet Burgers Inc.[a,b]	540,110	31,569,430
Ruby Tuesday Inc.[a,b]	2,775,469	7,799,068
Ruth’s Hospitality Group Inc.	1,274,992	25,563,590
Scientific Games Corp. Class Aa,b	2,154,996	50,965,655
Shake Shack Inc. Class Aa,b	761,133	25,421,842
Sonic Corp.	1,854,047	47,018,632
Wingstop Inc.[b]	1,240,604	35,084,281

		919,788,560
HOUSEHOLD DURABLES — 1.84%
Cavco Industries Inc.[a,b]	360,033	41,907,841
Ethan Allen Interiors Inc.	1,089,264	33,385,942
Installed Building Products Inc.[a,b]	852,230	44,955,133
iRobot Corp.[a,b]	1,148,693	75,974,555
La-Z-Boy Inc.	2,050,564	55,365,228
LGI Homes Inc.[a,b]	727,775	24,678,850
M/I Homes Inc.[a,b]	1,060,912	25,992,344
MDC Holdings Inc.	1,750,879	52,613,914
Meritage Homes Corp.[a,b]	1,599,669	58,867,819
TopBuild Corp.[a,b]	1,598,385	75,124,095
Universal Electronics Inc.[a,b]	614,096	42,065,576
William Lyon Homes Class Aa,b	985,349	20,317,896

		551,249,193
HOUSEHOLD PRODUCTS — 0.44%
Central Garden & Pet Co.[a,b]	431,970	16,013,128
Central Garden & Pet Co. Class Aa	1,427,937	49,577,973
WD-40 Co.	595,736	64,905,437

		130,496,538

17

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.15%
Raven Industries Inc.	1,521,974	$44,213,345

		44,213,345
INSURANCE — 2.93%
American Equity Investment Life Holding Co.	2,568,164	60,685,715
AMERISAFE Inc.	796,643	51,702,131
eHealth Inc.[a,b]	723,957	8,716,442
Employers Holdings Inc.	1,355,509	51,441,567
HCI Group Inc.[b]	307,271	14,005,412
Horace Mann Educators Corp.	1,703,719	69,937,665
Infinity Property & Casualty Corp.	467,842	44,678,911
Maiden Holdings Ltd.	2,650,912	37,112,768
Navigators Group Inc. (The)	924,593	50,205,400
ProAssurance Corp.	2,073,889	124,951,812
RLI Corp.	1,614,241	96,886,745
Safety Insurance Group Inc.	418,198	29,315,680
Selective Insurance Group Inc.	2,445,566	115,308,437
Stewart Information Services Corp.	992,134	43,832,480
United Fire Group Inc.	763,132	32,639,156
United Insurance Holdings Corp.	735,353	11,728,880
Universal Insurance Holdings Inc.	1,396,033	34,202,808

		877,352,009
INTERNET & DIRECT MARKETING RETAIL — 0.57%
FTD Companies Inc.[a,b]	746,754	15,039,626
NutriSystem Inc.	1,247,858	69,256,119
PetMed Express Inc.	885,045	17,824,806
Shutterfly Inc.[a,b]	1,413,520	68,258,881

		170,379,432
INTERNET SOFTWARE & SERVICES — 0.98%
Blucora Inc.[a,b]	1,632,162	28,236,403
DHI Group Inc.[a,b]	2,158,005	8,524,120
Liquidity Services Inc.[a,b]	1,052,928	8,423,424
LivePerson Inc.[a,b]	2,251,787	15,424,741
NIC Inc.	2,621,591	52,956,138
QuinStreet Inc.[a,b]	1,550,649	6,047,531
Shutterstock Inc.[a,b]	811,593	33,559,370
SPS Commerce Inc.[a,b]	730,078	42,702,262
Stamps.com Inc.[a,b]	658,151	77,892,171
XO Group Inc.[a,b]	1,073,006	18,466,433

		292,232,593
IT SERVICES — 1.71%
CACI International Inc. Class Aa,b	1,026,223	120,375,958
Cardtronics PLC Class Aa,b	1,923,360	89,917,080
CSG Systems International Inc.	1,377,153	52,070,155
ExlService Holdings Inc.[a,b]	1,414,196	66,976,322
Forrester Research Inc.	420,870	16,729,582
ManTech International Corp./VA Class A	1,078,724	37,356,212
Perficient Inc.[a,b]	1,505,099	26,128,519
Sykes Enterprises Inc.[a]	1,672,434	49,169,560
TeleTech Holdings Inc.	677,005	20,039,348
Virtusa Corp.[a,b]	1,157,672	34,984,848

		513,747,584

Security	Shares	Value
LEISURE PRODUCTS — 0.53%
Callaway Golf Co.	3,991,088	$44,181,344
Nautilus Inc.[a,b]	1,298,846	23,703,940
Sturm Ruger & Co. Inc.[b]	764,315	40,929,068
Vista Outdoor Inc.[a,b]	2,402,375	49,464,901

		158,279,253
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Albany Molecular Research Inc.[a,b]	945,081	13,259,486
Cambrex Corp.[a,b]	1,366,890	75,247,295
Luminex Corp.[b]	1,571,997	28,877,585

		117,384,366
MACHINERY — 5.17%
Actuant Corp. Class A	2,486,012	65,506,416
Alamo Group Inc.	399,186	30,413,981
Albany International Corp. Class A	1,219,029	56,136,285
Astec Industries Inc.	812,416	49,959,522
Barnes Group Inc.	2,109,369	108,295,004
Briggs & Stratton Corp.	1,806,039	40,545,576
Chart Industries Inc.[a,b]	1,293,889	45,208,482
CIRCOR International Inc.	694,284	41,268,241
EnPro Industries Inc.	908,292	64,634,059
ESCO Technologies Inc.	1,084,302	62,997,946
Federal Signal Corp.	2,508,597	34,643,725
Franklin Electric Co. Inc.	1,622,930	69,867,136
Greenbrier Companies Inc. (The)	1,191,555	51,356,020
Harsco Corp.[a]	3,396,430	43,304,483
Hillenbrand Inc.	2,686,813	96,322,246
John Bean Technologies Corp.	1,322,381	116,303,409
Lindsay Corp.[b]	451,477	39,784,153
Lydall Inc.[a,b]	733,988	39,341,757
Mueller Industries Inc.	2,410,505	82,511,586
Proto Labs Inc.[a,b]	1,027,141	52,486,905
SPX Corp.[a]	1,777,341	43,100,519
SPX FLOW Inc.[a,b]	1,782,552	61,872,380
Standex International Corp.	537,611	53,841,742
Tennant Co.	750,489	54,523,026
Titan International Inc.	2,029,971	20,989,900
Wabash National Corp.[b]	2,528,307	52,310,672
Watts Water Technologies Inc. Class A	1,168,182	72,836,148

		1,550,361,319
MARINE — 0.19%
Matson Inc.	1,824,236	57,937,735

		57,937,735
MEDIA — 0.71%
EW Scripps Co. (The) Class Aa,b	2,339,326	54,833,802
Gannett Co. Inc.	4,796,072	40,191,083
New Media Investment Group Inc.	2,279,071	32,385,599
Scholastic Corp.	1,135,330	48,330,998
World Wrestling Entertainment Inc. Class Ab	1,634,263	36,313,324

		212,054,806
METALS & MINING — 1.27%
AK Steel Holding Corp.[a,b]	13,245,440	95,234,714

18

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
Century Aluminum Co.[a,b]	2,104,796	$26,709,861
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	540,558	20,606,071
Kaiser Aluminum Corp.	736,913	58,879,349
Materion Corp.	846,653	28,405,208
Olympic Steel Inc.	395,901	7,347,922
Stillwater Mining Co.[a]	5,093,985	87,973,121
SunCoke Energy Inc.[a]	2,695,883	24,155,112
TimkenSteel Corp.[a]	1,652,234	31,243,745

		380,558,593
MORTGAGE REAL ESTATE INVESTMENT — 0.14%
Capstead Mortgage Corp.[b]	4,047,988	42,665,794

		42,665,794
MULTI-UTILITIES — 0.35%
Avista Corp.	2,703,144	105,557,773

		105,557,773
MULTILINE RETAIL — 0.31%
Fred’s Inc. Class Ab	1,301,361	17,047,829
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,017,652	67,591,342
Tuesday Morning Corp.[a,b]	1,950,029	7,312,609

		91,951,780
OIL, GAS & CONSUMABLE FUELS — 1.45%
Bill Barrett Corp.[a,b]	3,208,500	14,598,675
Carrizo Oil & Gas Inc.[a,b]	2,580,717	73,963,349
Cloud Peak Energy Inc.[a,b]	3,157,729	14,462,399
Contango Oil & Gas Co.[a]	990,790	7,252,583
Denbury Resources Inc.[a,b]	16,779,247	43,290,457
Green Plains Inc.	1,491,610	36,917,347
Northern Oil and Gas Inc.[a,b]	1,937,905	5,038,553
PDC Energy Inc.[a,b]	2,348,697	146,441,258
REX American Resources Corp.[a,b]	238,410	21,573,721
SRC Energy Inc.[a,b]	8,442,547	71,255,097

		434,793,439
PAPER & FOREST PRODUCTS — 1.17%
Boise Cascade Co.[a,b]	1,610,924	43,011,671
Clearwater Paper Corp.[a,b]	699,392	39,165,952
Deltic Timber Corp.	450,960	35,228,995
KapStone Paper and Packaging Corp.	3,689,686	85,231,747
Neenah Paper Inc.	713,185	53,274,919
PH Glatfelter Co.	1,850,999	40,240,718
Schweitzer-Mauduit International Inc.	1,300,119	53,850,929

		350,004,931
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	722,694	26,414,466
Medifast Inc.	478,130	21,214,628

		47,629,094
PHARMACEUTICALS — 2.11%
Amphastar Pharmaceuticals Inc.[a,b]	1,525,646	22,121,867
ANI Pharmaceuticals Inc.[a,b]	336,721	16,671,057

Security	Shares	Value
Depomed Inc.[a,b]	2,626,823	$32,966,629
Heska Corp.[a]	260,941	27,393,586
Impax Laboratories Inc.[a,b]	3,127,894	39,567,859
Innoviva Inc.[a,b]	3,289,595	45,495,099
Lannett Co. Inc.[a,b]	1,257,087	28,095,894
Medicines Co. (The)[a,b]	3,001,791	146,787,580
Nektar Therapeutics[a,b]	6,443,421	151,227,091
Phibro Animal Health Corp. Series A	797,021	22,396,290
SciClone Pharmaceuticals Inc.[a,b]	2,193,682	21,498,083
Sucampo Pharmaceuticals Inc. Class Aa,b	1,041,316	11,454,476
Supernus Pharmaceuticals Inc.[a,b]	2,112,283	66,114,458

		631,789,969
PROFESSIONAL SERVICES — 1.97%
CDI Corp.[a]	613,764	5,247,682
Exponent Inc.	1,082,675	64,473,296
Heidrick & Struggles International Inc.	780,592	20,568,599
Insperity Inc.	791,838	70,196,439
Kelly Services Inc. Class A	1,237,390	27,049,345
Korn/Ferry International	2,399,174	75,549,989
Navigant Consulting Inc.[a]	1,988,953	45,467,466
On Assignment Inc.[a,b]	2,030,046	98,518,132
Resources Connection Inc.	1,275,730	21,368,478
TrueBlue Inc.[a,b]	1,771,910	48,461,739
WageWorks Inc.[a,b]	1,560,331	112,811,931

		589,713,096
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.33%
Forestar Group Inc.[a]	1,024,409	13,983,183
HFF Inc. Class A	1,495,965	41,393,351
RE/MAX Holdings Inc. Class A	745,331	44,309,928

		99,686,462
ROAD & RAIL — 0.80%
ArcBest Corp.	1,010,137	26,263,562
Celadon Group Inc.[b]	1,209,367	7,921,354
Heartland Express Inc.	1,840,487	36,901,764
Knight Transportation Inc.	2,812,030	88,157,140
Marten Transport Ltd.	985,786	23,116,682
Roadrunner Transportation Systems Inc.[a,b]	1,353,867	9,301,066
Saia Inc.[a,b]	1,072,946	47,531,508

		239,193,076
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.55%
Advanced Energy Industries Inc.[a,b]	1,669,426	114,455,847
Brooks Automation Inc.	2,933,326	65,706,502
Cabot Microelectronics Corp.	1,046,732	80,190,139
CEVA Inc.[a,b]	897,877	31,874,634
Cohu Inc.	1,060,305	19,573,230
Diodes Inc.[a]	1,611,141	38,747,941
DSP Group Inc.[a,b]	939,154	11,269,848
Exar Corp.[a,b]	1,822,490	23,710,595
Kopin Corp.[a,b]	2,709,316	11,108,196
Kulicke & Soffa Industries Inc.[a,b]	2,985,892	60,673,325
MKS Instruments Inc.	2,261,530	155,480,187
Nanometrics Inc.[a,b]	1,063,901	32,406,424
Power Integrations Inc.	1,240,960	81,593,120
Rambus Inc.[a,b]	4,705,560	61,831,058
Rudolph Technologies Inc.[a]	1,324,677	29,672,765

19

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
Semtech Corp.[a]	2,764,099	$93,426,546
Ultratech Inc.[a]	1,010,882	29,942,325
Veeco Instruments Inc.[a,b]	1,725,156	51,495,907
Xperi Corp.	2,067,165	70,180,252

		1,063,338,841
SOFTWARE — 2.27%
8x8 Inc.[a]	3,846,511	58,659,293
Blackbaud Inc.	1,999,203	153,278,894
Bottomline Technologies de Inc.[a,b]	1,588,444	37,566,701
Ebix Inc.[b]	916,143	56,113,759
MicroStrategy Inc. Class Aa,b	394,815	74,146,257
Monotype Imaging Holdings Inc.	1,743,863	35,051,646
Progress Software Corp.	2,067,633	60,064,739
Qualys Inc.[a,b]	1,238,131	46,925,165
Synchronoss Technologies Inc.[a,b]	1,816,373	44,319,501
TiVo Corp.	5,104,628	95,711,775
VASCO Data Security International Inc.[a,b]	1,309,979	17,684,716

		679,522,446
SPECIALTY RETAIL — 4.18%
Abercrombie & Fitch Co. Class Ab	2,842,669	33,913,041
Asbury Automotive Group Inc.[a,b]	793,777	47,705,998
Ascena Retail Group Inc.[a,b]	7,201,014	30,676,320
Barnes & Noble Education Inc.[a,b]	1,668,459	16,000,522
Barnes & Noble Inc.	2,373,394	21,953,894
Big 5 Sporting Goods Corp.[b]	748,516	11,302,592
Buckle Inc. (The)[b]	1,202,379	22,364,249
Caleres Inc.	1,810,218	47,825,960
Cato Corp. (The) Class A	1,075,868	23,626,061
Children’s Place Inc. (The)	759,673	91,198,744
DSW Inc. Class A	2,820,604	58,330,091
Express Inc.[a,b]	3,350,091	30,519,329
Finish Line Inc. (The) Class A	1,724,264	24,536,277
Five Below Inc.[a,b]	2,306,023	99,873,856
Francesca’s Holdings Corp.[a,b]	1,611,913	24,742,865
Genesco Inc.[a,b]	838,137	46,474,697
Group 1 Automotive Inc.	842,457	62,409,215
Guess? Inc.	2,586,850	28,843,377
Haverty Furniture Companies Inc.	825,740	20,106,769
Hibbett Sports Inc.[a,b]	929,263	27,413,258
Kirkland’s Inc.[a]	620,159	7,689,972
Lithia Motors Inc. Class A	1,006,480	86,205,012
Lumber Liquidators Holdings Inc.[a,b]	1,206,458	25,323,553
MarineMax Inc.[a,b]	1,027,761	22,251,026
Monro Muffler Brake Inc.[b]	1,360,304	70,871,838
Rent-A-Center Inc./TXb	2,294,584	20,352,960
RHa,b	1,590,996	73,599,475
Select Comfort Corp.[a,b]	1,812,398	44,929,346
Shoe Carnival Inc.	566,848	13,927,455
Sonic Automotive Inc. Class A	1,121,401	22,484,090
Stein Mart Inc.	1,374,800	4,138,148
Tailored Brands Inc.	2,057,976	30,746,161
Tile Shop Holdings Inc.[b]	1,399,665	26,943,551
Vitamin Shoppe Inc.[a,b]	1,027,188	20,697,838
Zumiez Inc.[a,b]	757,133	13,855,534

		1,253,833,074

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.57%
Cray Inc.[a,b]	1,613,787	$35,341,935
Electronics For Imaging Inc.[a,b]	1,954,686	95,447,318
Super Micro Computer Inc.[a,b]	1,596,675	40,475,711

		171,264,964
TEXTILES, APPAREL & LUXURY GOODS — 1.30%
Crocs Inc.[a,b]	3,113,935	22,015,520
Fossil Group Inc.[a,b]	1,773,261	30,943,405
G-III Apparel Group Ltd.[a,b]	1,862,583	40,771,942
Iconix Brand Group Inc.[a,b]	2,415,757	18,166,493
Movado Group Inc.	656,831	16,387,933
Oxford Industries Inc.	638,058	36,535,201
Perry Ellis International Inc.[a,b]	516,992	11,104,988
Steven Madden Ltd.[a]	2,257,725	87,035,299
Unifi Inc.[a,b]	654,444	18,579,665
Vera Bradley Inc.[a,b]	791,065	7,364,815
Wolverine World Wide Inc.	4,071,067	101,654,543

		390,559,804
THRIFTS & MORTGAGE FINANCE — 1.79%
Astoria Financial Corp.	3,837,300	78,703,023
Bank Mutual Corp.	1,765,797	16,598,492
BofI Holding Inc.[a,b]	2,429,632	63,486,284
Dime Community Bancshares Inc.	1,331,192	27,023,198
HomeStreet Inc.[a,b]	1,066,056	29,796,265
LendingTree Inc.[a,b]	304,676	38,191,136
Northfield Bancorp. Inc.	1,925,180	34,691,744
Northwest Bancshares Inc.	4,288,788	72,223,190
Oritani Financial Corp.	1,630,770	27,723,090
Provident Financial Services Inc.	2,563,444	66,265,027
TrustCo Bank Corp. NY	4,055,442	31,835,220
Walker & Dunlop Inc.[a,b]	1,176,872	49,063,794

		535,600,463
TOBACCO — 0.25%
Universal Corp./VA	1,061,899	75,129,354

		75,129,354
TRADING COMPANIES & DISTRIBUTORS — 0.69%
Applied Industrial Technologies Inc.	1,645,776	101,791,246
DXP Enterprises Inc./TXa,b	652,243	24,700,442
Kaman Corp.	1,143,827	55,052,394
Veritiv Corp.[a,b]	484,303	25,086,895

		206,630,977
WATER UTILITIES — 0.47%
American States Water Co.	1,544,123	68,404,649
California Water Service Group	2,030,661	72,799,197

		141,203,846
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Spok Holdings Inc.	856,258	16,268,902

		16,268,902

TOTAL COMMON STOCKS
(Cost: $25,858,360,070)		29,914,537,280

20

Schedule of Investments (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.07%

MONEY MARKET FUNDS — 8.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	2,405,349,415	$2,406,311,554
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	12,489,714	12,489,714

		2,418,801,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,418,140,153)		2,418,801,268

TOTAL INVESTMENTS IN SECURITIES — 107.89%
(Cost: $28,276,500,223)		32,333,338,548
Other Assets, Less Liabilities — (7.89)%		(2,365,204,339)

NET ASSETS — 100.00%		$29,968,134,209

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	705	Jun. 2017	ICE Markets Equity	$48,448,918	$48,800,100	$351,182

21

Schedule of Investments

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 2.13%
AAR Corp.	11,014	$370,401
Aerojet Rocketdyne Holdings Inc.[a]	20,625	447,563
Aerovironment Inc.[a]	6,219	174,319
Air Industries Group[a,b]	2,802	10,227
Arconic Inc.	143,339	3,775,549
Arotech Corp.[a,b]	6,614	19,511
Astronics Corp.[a]	6,633	210,465
Astrotech Corp.[a]	5,158	6,757
Axon Enterprise Inc.[a]	17,211	392,239
B/E Aerospace Inc.	32,868	2,107,167
Boeing Co. (The)	184,610	32,650,125
BWX Technologies Inc.	33,064	1,573,846
CPI Aerostructures Inc.[a,b]	2,665	17,989
Cubic Corp.	6,645	350,856
Curtiss-Wright Corp.	14,567	1,329,384
DigitalGlobe Inc.[a]	18,654	610,919
Ducommun Inc.[a]	3,132	90,170
Engility Holdings Inc.[a]	5,765	166,839
Esterline Technologies Corp.[a]	9,263	797,081
General Dynamics Corp.	92,273	17,273,506
HEICO Corp.	6,170	538,024
HEICO Corp. Class A	11,669	875,175
Hexcel Corp.	29,807	1,625,972
Huntington Ingalls Industries Inc.	14,971	2,997,793
Innovative Solutions & Support Inc.[a]	5,286	15,964
KEYW Holding Corp. (The)[a,b]	12,666	119,567
KLX Inc.[a]	17,572	785,468
Kratos Defense & Security Solutions Inc.[a,b]	14,921	116,085
L3 Technologies Inc.	24,891	4,114,233
LMI Aerospace Inc.[a]	3,764	51,868
Lockheed Martin Corp.	80,841	21,633,052
Mercury Systems Inc.[a]	22,434	876,048
Micronet Enertec Technologies Inc.[a]	2,891	3,382
Moog Inc. Class Aa	11,043	743,746
National Presto Industries Inc.	2,083	212,883
Northrop Grumman Corp.	56,731	13,492,901
Orbital ATK Inc.	18,392	1,802,416
Raytheon Co.	95,182	14,515,255
Rockwell Collins Inc.	41,749	4,056,333
SIFCO Industries Inc.[a]	614	5,035
Sparton Corp.[a]	2,874	60,325
Spirit AeroSystems Holdings Inc. Class A	41,193	2,385,899
Tel-Instrument Electronics Corp.[a]	226	1,164
Teledyne Technologies Inc.[a]	11,394	1,440,885
Textron Inc.	86,165	4,100,592
TransDigm Group Inc.	16,826	3,704,412
Triumph Group Inc.	18,475	475,731
United Technologies Corp.	243,577	27,331,775
Vectrus Inc.[a]	3,149	70,380
Wesco Aircraft Holdings Inc.[a,b]	22,789	259,795

		170,787,071
AIR FREIGHT & LOGISTICS — 0.62%
Air T Inc.[a]	253	5,085
Air Transport Services Group Inc.[a]	11,958	191,926

Security	Shares	Value
Atlas Air Worldwide Holdings Inc.[a]	8,411	$466,390
CH Robinson Worldwide Inc.	47,491	3,670,579
Echo Global Logistics Inc.[a]	8,316	177,547
Expeditors International of Washington Inc.	59,539	3,363,358
FedEx Corp.	79,651	15,543,893
Forward Air Corp.	9,560	454,769
Hub Group Inc. Class Aa	11,338	526,083
Park-Ohio Holdings Corp.	2,895	104,075
Radiant Logistics Inc.[a]	9,778	48,890
United Parcel Service Inc. Class B	222,312	23,854,078
XPO Logistics Inc.[a]	27,514	1,317,646

		49,724,319
AIRLINES — 0.55%
Alaska Air Group Inc.	41,357	3,813,943
Allegiant Travel Co.	3,622	580,425
American Airlines Group Inc.	163,107	6,899,426
Delta Air Lines Inc.	236,969	10,891,095
Hawaiian Holdings Inc.[a]	17,973	834,846
JetBlue Airways Corp.[a]	107,310	2,211,659
SkyWest Inc.	18,311	627,152
Southwest Airlines Co.	198,491	10,670,876
Spirit Airlines Inc.[a]	22,530	1,195,667
United Continental Holdings Inc.[a]	92,475	6,532,434

		44,257,523
AUTO COMPONENTS — 0.40%
Adient PLC	29,983	2,178,865
American Axle & Manufacturing Holdings Inc.[a]	28,914	543,005
Autoliv Inc.	29,928	3,060,437
BorgWarner Inc.	65,590	2,741,006
Clean Diesel Technologies Inc.[a]	2,101	5,652
Cooper Tire & Rubber Co.	21,010	931,793
Cooper-Standard Holding Inc.[a]	5,119	567,851
Dana Inc.	47,928	925,490
Delphi Automotive PLC	86,995	7,002,228
Dorman Products Inc.[a]	8,435	692,767
Fox Factory Holding Corp.[a]	6,370	182,819
Gentex Corp.	92,212	1,966,882
Gentherm Inc.[a]	11,706	459,460
Goodyear Tire & Rubber Co. (The)	85,500	3,078,000
Horizon Global Corp.[a,b]	5,932	82,336
LCI Industries	8,687	866,963
Lear Corp.	23,130	3,274,745
Metaldyne Performance Group Inc.	3,682	84,134
Modine Manufacturing Co.[a,b]	14,256	173,923
Motorcar Parts of America Inc.[a,b]	5,901	181,338
Shiloh Industries Inc.[a]	3,071	41,858
Spartan Motors Inc.	11,317	90,536
Standard Motor Products Inc.	6,673	327,911
Stoneridge Inc.[a]	8,688	157,600
Strattec Security Corp.	768	21,350
Superior Industries International Inc.	5,796	146,929
Sypris Solutions Inc.[a]	6,039	6,401
Tenneco Inc.	17,549	1,095,409
Tower International Inc.	6,264	169,754
Unique Fabricating Inc.	714	8,589
UQM Technologies Inc.[a]	14,093	6,765
Visteon Corp.[a]	11,278	1,104,680
VOXX International Corp.[a]	5,666	29,463
Workhorse Group Inc.[a,b]	5,702	14,996

		32,221,935

22

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
AUTOMOBILES — 0.58%
Ford Motor Co.	1,269,890	$14,781,520
General Motors Co.	445,092	15,738,453
Harley-Davidson Inc.	58,640	3,547,720
Tesla Inc.[a,b]	39,841	11,087,750
Thor Industries Inc.	14,946	1,436,759
Winnebago Industries Inc.	8,762	256,288

		46,848,490
BANKS — 6.60%
1st Constitution Bancorp.	2,296	42,361
1st Source Corp.	5,320	249,774
Access National Corp.[b]	2,370	71,147
ACNB Corp.	2,290	66,066
Allegiance Bancshares Inc.[a,b]	693	25,780
American National Bankshares Inc.	2,809	104,635
American River Bankshares	2,359	34,960
Ameris Bancorp.	19,962	920,248
AmeriServ Financial Inc.	5,743	21,536
Ames National Corp.	3,003	91,892
Anchor Bancorp. Inc./WAa	622	15,985
Arrow Financial Corp.	3,796	128,684
Associated Banc-Corp.	48,201	1,176,104
Atlantic Capital Bancshares Inc.[a,b]	2,669	50,578
Auburn National BanCorp. Inc.	595	19,671
Banc of California Inc.	16,913	350,099
BancFirst Corp.	2,775	249,472
Bancorp. Inc. (The)[a,b]	11,663	59,481
Bancorp. of New Jersey Inc.	2,141	32,650
BancorpSouth Inc.	27,257	824,524
Bank of America Corp.	3,253,796	76,757,048
Bank of Commerce Holdings	3,655	39,108
Bank of Hawaii Corp.	14,239	1,172,724
Bank of Marin Bancorp.	2,168	139,511
Bank of South Carolina Corp.	873	18,158
Bank of the James Financial Group Inc.	775	11,238
Bank of the Ozarks Inc.	28,828	1,499,344
BankUnited Inc.	33,048	1,233,021
Bankwell Financial Group Inc.	2,250	77,377
Banner Corp.	6,437	358,155
Bar Harbor Bankshares	5,210	172,347
Bay Bancorp. Inc.[a]	3,154	24,759
BB&T Corp.	267,503	11,957,384
BCB Bancorp. Inc.	3,026	50,383
Berkshire Hills Bancorp. Inc.	9,593	345,828
Blue Hills Bancorp. Inc.	8,893	158,740
BNC Bancorp.	14,483	507,629
BOK Financial Corp.	6,240	488,405
Boston Private Financial Holdings Inc.	26,672	437,421
Bridge Bancorp. Inc.	3,051	106,785
Brookline Bancorp. Inc.	21,691	339,464
Bryn Mawr Bank Corp.	5,269	208,125
C&F Financial Corp.	704	32,595
California First National Bancorp.	286	4,633
Camden National Corp.	3,531	155,505
Capital Bank Financial Corp. Class A	8,775	380,835
Capital City Bank Group Inc.	3,163	67,657
Cardinal Financial Corp.	9,743	291,705

Security	Shares	Value
Carolina Financial Corp.	3,035	$91,050
Carolina Trust Bancshares Inc.[a]	2,186	17,357
Cascade Bancorp.[a]	9,563	73,731
Cathay General Bancorp.	23,808	897,085
CB Financial Services Inc.	829	23,046
CenterState Banks Inc.	15,384	398,446
Central Pacific Financial Corp.	9,627	294,009
Central Valley Community Bancorp.	2,956	60,598
Century Bancorp. Inc./MA Class A	635	38,624
Chemical Financial Corp.	21,695	1,109,699
Chemung Financial Corp.	774	30,573
CIT Group Inc.	67,692	2,906,018
Citigroup Inc.	899,513	53,808,868
Citizens & Northern Corp.	3,621	84,297
Citizens Financial Group Inc.	169,506	5,856,432
Citizens First Corp.	289	5,448
Citizens Holding Co.	828	19,955
City Holding Co.	5,209	335,876
Civista Bancshares Inc.	2,343	51,921
CNB Financial Corp./PA	3,754	89,683
CoBiz Financial Inc.	11,815	198,492
Codorus Valley Bancorp. Inc.	2,412	62,495
Colony Bankcorp Inc.	2,303	31,321
Columbia Banking System Inc.	18,430	718,586
Comerica Inc.	56,390	3,867,226
Commerce Bancshares Inc./MO	31,724	1,781,620
Community Bank System Inc.	14,366	789,843
Community Bankers Trust Corp.[a]	6,844	54,752
Community Financial Corp. (The )	880	31,680
Community Trust Bancorp. Inc.	5,659	258,899
Community West Bancshares	2,309	23,321
ConnectOne Bancorp. Inc.	8,899	215,801
County Bancorp. Inc.	862	25,050
CU Bancorp.[a]	3,143	124,620
Cullen/Frost Bankers Inc.	20,034	1,782,425
Customers Bancorp. Inc.[a]	8,666	273,239
CVB Financial Corp.	32,477	717,417
DNB Financial Corp.	618	21,012
Eagle Bancorp. Inc.[a]	9,348	558,076
Eagle Bancorp. Montana Inc.	850	17,128
East West Bancorp. Inc.	46,801	2,415,400
Eastern Virginia Bankshares Inc.	3,157	33,085
Emclaire Financial Corp.	214	6,260
Enterprise Bancorp. Inc./MA	2,412	83,841
Enterprise Financial Services Corp.	6,114	259,234
Equity Bancshares Inc. Class Aa	302	9,595
Evans Bancorp. Inc.	793	30,451
Farmers Capital Bank Corp.	13	525
Farmers National Banc Corp.	5,802	83,259
Fauquier Bankshares Inc.	831	15,083
FCB Financial Holdings Inc. Class Aa	12,058	597,474
Fidelity Southern Corp.	6,536	146,276
Fifth Third Bancorp.	246,642	6,264,707
Financial Institutions Inc.	3,811	125,572
First Bancorp. Inc./ME	3,073	83,739
First BanCorp./Puerto Rico[a]	37,781	213,463
First Bancorp./Southern Pines NC	5,970	174,861
First Bancshares Inc. (The)	2,134	60,819
First Bank/Hamilton NJb	2,731	32,635
First Busey Corp.	9,581	281,681
First Business Financial Services Inc.	2,817	73,129
First Citizens BancShares Inc./NC Class A	2,907	974,921
First Commonwealth Financial Corp.	27,637	366,467

23

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
First Community Bancshares Inc./VA	5,289	$132,066
First Community Corp./SC	2,338	51,436
First Connecticut Bancorp. Inc./Farmington CT	5,060	125,488
First Financial Bancorp.	19,992	548,780
First Financial Bankshares Inc.	21,152	848,195
First Financial Corp./IN	3,284	155,990
First Financial Northwest Inc.	3,067	54,194
First Foundation Inc.[a]	7,730	119,892
First Hawaiian Inc.	17,945	536,914
First Horizon National Corp.	74,415	1,376,677
First Internet Bancorp.	843	24,869
First Interstate BancSystem Inc.	5,863	232,468
First Merchants Corp.	12,578	494,567
First Mid-Illinois Bancshares Inc.	279	9,441
First Midwest Bancorp. Inc./IL	26,166	619,611
First NBC Bank Holding Co.[a,b]	5,268	21,072
First Northwest Bancorp.[a]	3,742	58,001
First of Long Island Corp. (The)	7,923	214,317
First Republic Bank/CA	50,460	4,733,653
First Savings Financial Group Inc.	214	10,698
First South Bancorp. Inc./Washington NC	2,980	36,147
First U.S. Bancshares Inc.	2,227	27,548
First United Corp.[a]	2,459	35,655
Flushing Financial Corp.	8,808	236,671
FNB Corp./PA	100,547	1,495,134
Franklin Financial Network Inc.[a]	5,340	206,925
Fulton Financial Corp.	54,457	972,057
German American Bancorp. Inc.	3,867	183,064
Glacier Bancorp. Inc.	24,338	825,788
Glen Burnie Bancorp.	598	7,152
Great Southern Bancorp. Inc.	3,020	152,510
Great Western Bancorp. Inc.	18,522	785,518
Green Bancorp. Inc.[a,b]	3,191	56,800
Guaranty Bancorp.	5,244	127,691
Hancock Holding Co.	26,643	1,213,589
Hanmi Financial Corp.	9,712	298,644
Hawthorn Bancshares Inc.	2,082	43,097
Heartland Financial USA Inc.	5,683	283,866
Heritage Commerce Corp.	6,251	88,139
Heritage Financial Corp./WA	9,194	227,551
Heritage Oaks Bancorp.	6,229	83,157
Hilltop Holdings Inc.	24,592	675,542
Home BancShares Inc./AR	39,182	1,060,657
HomeTrust Bancshares Inc.[a]	5,646	132,681
Hope Bancorp Inc.	41,173	789,286
Horizon Bancorp./IN	5,206	136,501
Howard Bancorp. Inc.[a]	701	13,109
Huntington Bancshares Inc./OH	360,225	4,823,413
IBERIABANK Corp.	15,648	1,237,757
Independent Bank Corp./MI	6,760	139,932
Independent Bank Corp./Rockland MA	8,664	563,160
Independent Bank Group Inc.	3,168	203,702
International Bancshares Corp.	17,763	628,810
Investar Holding Corp.	2,339	51,224
Investors Bancorp. Inc.	115,318	1,658,273
JPMorgan Chase & Co.	1,159,404	101,842,047
KeyCorp	347,266	6,174,389
Lakeland Bancorp. Inc.	12,578	246,529
Lakeland Financial Corp.	8,508	366,865
Landmark Bancorp. Inc./Manhattan KS	676	20,091
LCNB Corp.	2,863	68,283
LegacyTexas Financial Group Inc.	14,581	581,782
Live Oak Bancshares Inc.[b]	2,110	45,681

Security	Shares	Value
M&T Bank Corp.	50,937	$7,881,482
Macatawa Bank Corp.	8,677	85,729
Mackinac Financial Corp.	764	10,421
MainSource Financial Group Inc.	6,745	222,113
MB Financial Inc.	21,563	923,328
MBT Financial Corp.	6,627	75,216
Melrose Bancorp. Inc.[a]	628	10,582
Mercantile Bank Corp.	5,356	184,246
Merchants Bancshares Inc./VT	2,152	104,802
Mid Penn Bancorp. Inc.	790	21,212
Middleburg Financial Corp.	2,099	84,044
Middlefield Banc Corp.	269	12,145
MidSouth Bancorp. Inc.	3,050	46,665
MidWestOne Financial Group Inc.	2,675	91,726
MutualFirst Financial Inc.	2,307	72,786
National Bank Holdings Corp. Class A	9,210	299,325
National Bankshares Inc.	2,678	100,559
National Commerce Corp.[a]	605	22,143
NBT Bancorp. Inc.	14,093	522,428
Nicolet Bankshares Inc.[a]	2,652	125,546
Northrim BanCorp. Inc.	2,310	69,415
Norwood Financial Corp.	745	30,634
Oak Valley Bancorp.	2,279	32,476
OFG Bancorp.	14,169	167,194
Ohio Valley Banc Corp.	781	21,868
Old Line Bancshares Inc.	2,779	79,146
Old National Bancorp./IN	43,934	762,255
Old Point Financial Corp.	766	23,095
Old Second Bancorp. Inc.	9,142	102,847
Opus Bank	6,421	129,383
Orrstown Financial Services Inc.	2,677	59,831
Pacific Continental Corp.	5,984	146,608
Pacific Mercantile Bancorp.[a,b]	3,729	28,154
Pacific Premier Bancorp. Inc.[a,b]	12,873	496,254
PacWest Bancorp.	42,787	2,278,836
Park National Corp.	3,721	391,449
Park Sterling Corp.	15,512	190,953
Parke Bancorp. Inc.	2,211	47,205
Patriot National Bancorp Inc.[a]	59	888
Peapack Gladstone Financial Corp.	3,853	114,010
Penns Woods Bancorp. Inc.	2,079	90,333
People’s United Financial Inc.	112,001	2,038,418
People’s Utah Bancorp.	594	15,711
Peoples Bancorp. Inc./OH	5,943	188,155
Peoples Bancorp. of North Carolina Inc.	812	24,116
Peoples Financial Corp./MSa	822	12,330
Peoples Financial Services Corp.	2,328	97,310
Pinnacle Financial Partners Inc.	18,221	1,210,785
Plumas Bancorp.	2,116	38,088
PNC Financial Services Group Inc. (The)[c]	160,422	19,289,141
Popular Inc.	34,962	1,424,002
Porter Bancorp Inc.[a]	457	4,291
Preferred Bank/Los Angeles CA	3,648	195,752
Premier Financial Bancorp. Inc.	2,483	52,217
PrivateBancorp. Inc.	25,967	1,541,661
Prosperity Bancshares Inc.	24,115	1,681,057
QCR Holdings Inc.	3,556	150,597
Regions Financial Corp.	405,486	5,891,712
Renasant Corp.	12,059	478,622
Republic Bancorp. Inc./KY Class A	2,880	99,043
Republic First Bancorp. Inc.[a,b]	11,096	92,097
Royal Bancshares of Pennsylvania Inc.[a]	6,700	26,130
S&T Bancorp. Inc.	11,702	404,889

24

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Salisbury Bancorp. Inc.	207	$8,021
Sandy Spring Bancorp. Inc.	8,125	333,044
SB Financial Group Inc.	865	14,515
Seacoast Banking Corp. of Florida[a]	8,274	198,411
Select Bancorp. Inc.[a]	2,872	31,535
ServisFirst Bancshares Inc.	13,778	501,244
Shore Bancshares Inc.	3,794	63,398
Sierra Bancorp.	3,204	87,886
Signature Bank/New York NYa	17,458	2,590,593
Simmons First National Corp. Class A	9,131	503,575
SmartFinancial Inc.[a]	2,413	50,770
Sound Financial Bancorp. Inc.	260	8,099
South State Corp.	8,254	737,495
Southern First Bancshares Inc.[a]	2,225	72,646
Southern National Bancorp. of Virginia Inc.	3,589	60,762
Southside Bancshares Inc.	8,255	277,120
Southwest Bancorp. Inc.	6,190	161,868
Southwest Georgia Financial Corp.	281	6,306
State Bank Financial Corp.	11,655	304,429
Sterling Bancorp./DE	38,691	916,977
Stewardship Financial Corp.[b]	2,275	19,565
Stock Yards Bancorp. Inc.	6,361	258,575
Stonegate Bank	3,233	152,242
Suffolk Bancorp.	3,660	147,901
Summit Financial Group Inc.	2,947	63,478
Summit State Bank	868	11,284
Sun Bancorp. Inc./NJ	3,032	73,981
Sunshine Bancorp. Inc.[a]	2,081	43,576
SunTrust Banks Inc.	160,547	8,878,249
Sussex Bancorp.	754	18,473
SVB Financial Group[a]	17,038	3,170,601
Synovus Financial Corp.	40,889	1,677,267
TCF Financial Corp.	54,388	925,684
Texas Capital Bancshares Inc.[a]	14,943	1,246,993
Tompkins Financial Corp.	3,638	293,041
TowneBank/Portsmouth VA	20,300	657,720
TriCo Bancshares	6,107	216,982
Tristate Capital Holdings Inc.[a]	6,587	153,806
Triumph Bancorp. Inc.[a]	5,223	134,753
Trustmark Corp.	21,496	683,358
Two River Bancorp.	2,777	49,070
U.S. Bancorp.	520,262	26,793,493
UMB Financial Corp.	14,097	1,061,645
Umpqua Holdings Corp.	71,063	1,260,658
Union Bankshares Corp.	14,577	512,819
Union Bankshares Inc./Morrisville VTb	808	34,704
United Bancorp. Inc./OH	2,132	25,584
United Bancshares Inc./OH	679	14,157
United Bankshares Inc./WV	30,828	1,302,483
United Community Banks Inc./GA	23,175	641,716
United Security Bancshares/Fresno CAa	3,761	27,455
Unity Bancorp. Inc.	2,287	38,765
Univest Corp. of Pennsylvania	5,999	155,374
Valley National Bancorp.	71,986	849,435
Veritex Holdings Inc.[a]	2,688	75,587
Village Bank and Trust Financial Corp.[a]	113	3,051
Washington Trust Bancorp. Inc.	5,085	250,690
WashingtonFirst Bankshares Inc.	2,950	82,600
Webster Financial Corp.	29,478	1,475,079
Wellesley Bank	267	6,955
Wells Fargo & Co.	1,461,688	81,357,554
WesBanco Inc.	12,608	480,491
West Bancorp. Inc.	5,312	121,910

Security	Shares	Value
Westamerica Bancorp.	8,534	$476,453
Western Alliance Bancorp.[a]	29,508	1,448,548
Wintrust Financial Corp.	17,031	1,177,183
Xenith Bankshares Inc.[a,b]	2,590	65,708
Zions BanCorp.	65,343	2,744,406

		530,269,725
BEVERAGES — 1.70%
Boston Beer Co. Inc. (The) Class Aa,b	2,994	433,082
Brown-Forman Corp. Class A	14,446	679,973
Brown-Forman Corp. Class B	61,394	2,835,175
Castle Brands Inc.[a,b]	26,650	41,308
Coca-Cola Bottling Co. Consolidated	903	186,036
Coca-Cola Co. (The)	1,252,419	53,152,662
Constellation Brands Inc. Class A	55,558	9,004,285
Craft Brew Alliance Inc.[a,b]	3,023	40,357
Crystal Rock Holdings Inc.[a]	3,104	2,576
Dr Pepper Snapple Group Inc.	59,970	5,872,262
MGP Ingredients Inc.[b]	6,233	338,016
Molson Coors Brewing Co. Class B	58,904	5,637,702
Monster Beverage Corp.[a]	131,252	6,059,905
National Beverage Corp.[b]	2,701	228,316
PepsiCo Inc.	463,200	51,813,552
Primo Water Corp.[a,b]	6,699	90,973
Reed’s Inc.[a]	3,142	13,039
Truett-Hurst Inc.[a]	708	1,607
Willamette Valley Vineyards Inc.[a]	794	6,352

		136,437,178
BIOTECHNOLOGY — 3.00%
AbbVie Inc.	518,002	33,753,010
Abeona Therapeutics Inc.[a]	8,316	41,580
ACADIA Pharmaceuticals Inc.[a,b]	29,903	1,028,065
Acceleron Pharma Inc.[a,b]	11,180	295,935
Achillion Pharmaceuticals Inc.[a]	37,991	159,942
Acorda Therapeutics Inc.[a,b]	14,984	314,664
Actinium Pharmaceuticals Inc.[a,b]	11,846	17,887
Adamas Pharmaceuticals Inc.[a,b]	11,444	200,270
ADMA Biologics Inc.[a]	684	3,338
Aduro Biotech Inc.[a]	8,010	86,107
Advaxis Inc.[a,b]	8,971	73,293
Adverum Biotechnologies Inc.[a,b]	5,795	15,646
Aeglea BioTherapeutics Inc.[a]	3,299	24,578
Aevi Genomic Medicine Inc.[a]	8,731	16,240
Agenus Inc.[a,b]	23,049	86,895
Agios Pharmaceuticals Inc.[a,b]	9,088	530,739
Aimmune Therapeutics Inc.[a,b]	3,154	68,536
Akebia Therapeutics Inc.[a]	9,687	89,120
Albireo Pharma Inc.[a]	17	408
Alder Biopharmaceuticals Inc.[a,b]	14,268	296,774
Aldeyra Therapeutics Inc.[a]	2,281	11,405
Alexion Pharmaceuticals Inc.[a]	73,529	8,914,656
Alkermes PLC[a]	52,669	3,081,136
Alnylam Pharmaceuticals Inc.[a,b]	23,063	1,181,979
AMAG Pharmaceuticals Inc.[a,b]	12,692	286,205
Amgen Inc.	239,183	39,242,755
Amicus Therapeutics Inc.[a,b]	44,639	318,276
Ampliphi Biosciences Corp.[a,b]	777	334
Anavex Life Sciences Corp.[a,b]	9,723	55,810
Anthera Pharmaceuticals Inc.[a,b]	11,639	4,952
Applied Genetic Technologies Corp./DEa	3,240	22,356

25

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Aptevo Therapeutics Inc.[a,b]	5,415	$11,155
AquaBounty Technologies Inc.[a]	234	2,593
Aquinox Pharmaceuticals Inc.[a,b]	3,026	50,504
ARCA biopharma Inc.[a,b]	865	2,163
Ardelyx Inc.[a,b]	5,802	73,395
Arena Pharmaceuticals Inc.[a,b]	77,148	112,636
Argos Therapeutics Inc.[a,b]	5,240	2,368
ArQule Inc.[a]	18,686	19,807
Array BioPharma Inc.[a]	59,640	533,182
Arrowhead Pharmaceuticals Inc.[a,b]	18,647	34,497
Asterias Biotherapeutics Inc.[a,b]	3,563	12,114
Atara Biotherapeutics Inc.[a,b]	5,695	117,032
Athersys Inc.[a]	26,953	46,090
aTyr Pharma Inc.[a]	2,266	7,931
AVEO Pharmaceuticals Inc.[a]	19,940	11,765
Avexis Inc.[a]	6,208	471,994
Aviragen Therapeutics Inc.[a]	14,081	9,177
Bellicum Pharmaceuticals Inc.[a]	2,767	34,145
Biocept Inc.[a,b]	36,724	78,222
BioCryst Pharmaceuticals Inc.[a]	26,247	220,475
Biogen Inc.[a]	70,420	19,254,236
BioMarin Pharmaceutical Inc.[a]	56,401	4,950,880
Bioptix Inc.[a]	2,649	10,596
BioSpecifics Technologies Corp.[a]	2,113	115,792
Biostage Inc.[a]	5,278	1,936
BioTime Inc.[a,b]	19,997	68,990
Bioverativ Inc.[a]	34,933	1,902,451
Bluebird Bio Inc.[a,b]	12,648	1,149,703
Blueprint Medicines Corp.[a,b]	9,068	362,629
Brainstorm Cell Therapeutics Inc.[a,b]	6,035	25,649
Caladrius Biosciences Inc.[a]	2,050	10,312
Calithera Biosciences Inc.[a]	3,576	41,303
Cancer Genetics Inc.[a,b]	3,766	15,441
Capricor Therapeutics Inc.[a]	2,808	9,351
Cara Therapeutics Inc.[a,b]	5,716	105,117
CareDx Inc.[a]	2,679	3,751
Cascadian Therapeutics Inc.[a]	5,096	21,097
CASI Pharmaceuticals Inc.[a]	8,788	12,479
Catabasis Pharmaceuticals Inc.[a,b]	2,208	3,533
Catalyst Biosciences Inc.[a]	45	424
Catalyst Pharmaceuticals Inc.[a,b]	70,921	138,296
CEL-SCI Corp.[a]	37,998	3,253
Celgene Corp.[a]	250,422	31,160,009
Celldex Therapeutics Inc.[a,b]	32,701	118,051
Cellectar Biosciences Inc.[a,b]	597	1,355
Cellular Biomedicine Group Inc.[a]	2,809	33,146
Celsion Corp.[a,b]	6,088	1,759
Cerulean Pharma Inc.[a,b]	5,326	4,327
ChemoCentryx Inc.[a]	6,629	48,259
Chiasma Inc.[a]	2,363	4,017
Chimerix Inc.[a]	24,743	157,860
Cidara Therapeutics Inc.[a,b]	2,128	16,598
Cleveland BioLabs Inc.[a]	741	1,186
Clovis Oncology Inc.[a,b]	14,744	938,750
Coherus Biosciences Inc.[a,b]	9,238	195,384
Conatus Pharmaceuticals Inc.[a]	5,104	29,450
Concert Pharmaceuticals Inc.[a]	5,147	87,808
Corbus Pharmaceuticals Holdings Inc.[a,b]	10,990	90,667
CorMedix Inc.[a]	11,907	19,408
Corvus Pharmaceuticals Inc.[a]	901	18,714
CTI BioPharma Corp.[a]	6,120	25,704
Curis Inc.[a,b]	35,495	98,676
Cyclacel Pharmaceuticals Inc.[a,b]	796	2,722

Security	Shares	Value
Cytokinetics Inc.[a,b]	11,876	$152,607
CytomX Therapeutics Inc.[a]	2,377	41,051
Cytori Therapeutics Inc.[a,b]	3,633	5,813
CytRx Corp.[a]	18,071	8,027
Dicerna Pharmaceuticals Inc.[a]	3,807	12,944
Dimension Therapeutics Inc.[a]	2,255	3,946
Dyax Corp.[a]	19,917	45,610
Dynavax Technologies Corp.[a,b]	12,016	71,495
Eagle Pharmaceuticals Inc./DEa	2,289	189,850
Edge Therapeutics Inc.[a,b]	2,753	25,080
Editas Medicine Inc.[a,b]	2,166	48,345
Eiger Biopharmaceuticals Inc.[a]	248	2,840
Eleven Biotherapeutics Inc.[a,b]	2,889	6,356
Emergent BioSolutions Inc.[a,b]	9,695	281,543
Enanta Pharmaceuticals Inc.[a]	3,754	115,623
Epizyme Inc.[a]	12,800	219,520
Esperion Therapeutics Inc.[a,b]	6,423	226,796
Exact Sciences Corp.[a]	33,243	785,200
Exelixis Inc.[a]	68,304	1,480,148
Fate Therapeutics Inc.[a,b]	6,575	29,916
Fibrocell Science Inc.[a]	2,773	5,546
FibroGen Inc.[a,b]	17,334	427,283
Five Prime Therapeutics Inc.[a]	8,625	311,794
Flexion Therapeutics Inc.[a]	6,429	173,004
Fortress Biotech Inc.[a,b]	32,871	121,623
Foundation Medicine Inc.[a,b]	6,456	208,206
Galectin Therapeutics Inc.[a,b]	9,673	22,248
Galena Biopharma Inc.[a,b]	2,861	1,745
Genocea Biosciences Inc.[a,b]	6,154	37,478
Genomic Health Inc.[a]	5,795	182,485
GenVec Inc.[a]	437	2,648
Geron Corp.[a,b]	50,333	114,256
Gilead Sciences Inc.	425,045	28,869,056
Global Blood Therapeutics Inc.[a]	9,109	335,667
GlycoMimetics Inc.[a,b]	5,684	30,864
GTx Inc.[a]	1,804	8,767
Halozyme Therapeutics Inc.[a,b]	36,461	472,535
Heat Biologics Inc.[a,b]	2,896	2,577
Hemispherx Biopharma Inc.[a]	8,476	4,620
Heron Therapeutics Inc.[a,b]	9,545	143,175
Histogenics Corp.[a,b]	3,013	5,212
iBio Inc.[a]	26,698	11,480
Idera Pharmaceuticals Inc.[a,b]	32,012	79,070
Ignyta Inc.[a]	11,114	95,580
Immucell Corp.[a,b]	736	4,004
Immune Design Corp.[a]	2,763	18,788
Immune Pharmaceuticals Inc.[a,b]	11,027	1,611
ImmunoCellular Therapeutics Ltd.[a,b]	672	2,137
ImmunoGen Inc.[a,b]	27,070	104,761
Immunomedics Inc.[a,b]	28,960	187,371
Incyte Corp.[a]	56,292	7,524,552
Infinity Pharmaceuticals Inc.[a,b]	14,202	45,872
Inotek Pharmaceuticals Corp.[a,b]	5,073	10,146
Inovio Pharmaceuticals Inc.[a,b]	21,129	139,874
Insmed Inc.[a]	19,985	349,937
Insys Therapeutics Inc.[a,b]	14,291	150,198
Intercept Pharmaceuticals Inc.[a,b]	5,739	649,081
Intrexon Corp.[a,b]	15,726	311,689
Invitae Corp.[a,b]	2,756	30,481
Ionis Pharmaceuticals Inc.[a,b]	38,949	1,565,750
Ironwood Pharmaceuticals Inc.[a,b]	51,693	881,883
IsoRay Inc.[a]	20,162	11,896
Juno Therapeutics Inc.[a,b]	24,456	542,679

26

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
KalVista Pharmaceuticals Inc.[a,b]	2,798	$21,852
Karyopharm Therapeutics Inc.[a]	6,225	79,929
Keryx Biopharmaceuticals Inc.[a,b]	34,878	214,848
Kindred Biosciences Inc.[a]	5,120	36,096
Kite Pharma Inc.[a,b]	14,975	1,175,388
Kura Oncology Inc.[a]	2,362	20,786
La Jolla Pharmaceutical Co.[a,b]	3,789	113,102
Lexicon Pharmaceuticals Inc.[a,b]	14,693	210,698
Ligand Pharmaceuticals Inc.[a,b]	6,601	698,650
Lion Biotechnologies Inc.[a,b]	15,030	111,973
Loxo Oncology Inc.[a]	3,595	151,278
MacroGenics Inc.[a]	9,419	175,193
Madrigal Pharmaceuticals Inc.[a,b]	632	9,733
MannKind Corp.[a,b]	20,750	30,710
Mast Therapeutics Inc.[a]	58,881	7,272
MediciNova Inc.[a,b]	8,735	52,323
MEI Pharma Inc.[a]	8,963	14,520
Merrimack Pharmaceuticals Inc.[a]	36,515	112,466
MiMedx Group Inc.[a,b]	31,903	304,036
Minerva Neurosciences Inc.[a]	5,252	42,541
Miragen Therapeutics Inc.[a]	119	1,480
Mirati Therapeutics Inc.[a]	5,191	26,993
Mirna Therapeutics Inc.[a]	2,376	5,203
Momenta Pharmaceuticals Inc.[a]	20,136	268,816
Myriad Genetics Inc.[a,b]	21,604	414,797
NanoViricides Inc.[a,b]	14,087	15,777
NantKwest Inc.[a,b]	9,474	33,633
Natera Inc.[a,b]	3,169	28,109
Navidea Biopharmaceuticals Inc.[a,b]	44,871	25,877
Neothetics Inc.[a,b]	2,275	3,640
Neuralstem Inc.[a,b]	1,940	10,243
Neurocrine Biosciences Inc.[a,b]	29,066	1,258,558
NewLink Genetics Corp.[a]	8,097	195,138
Nivalis Therapeutics Inc.[a]	2,314	6,757
Novavax Inc.[a,b]	125,626	160,801
Ohr Pharmaceutical Inc.[a]	8,255	6,855
Oncocyte Corp.[a]	693	4,141
OncoGenex Pharmaceuticals Inc.[a]	142,915	63,168
OncoMed Pharmaceuticals Inc.[a,b]	3,722	34,280
Onconova Therapeutics Inc.[a,b]	460	1,394
Oncosec Medical Inc.[a,b]	5,852	7,491
Opexa Therapeutics Inc.[a,b]	3,010	2,294
OpGen Inc.[a,b]	640	736
Ophthotech Corp.[a,b]	9,180	33,599
OPKO Health Inc.[a,b]	122,676	981,408
Oragenics Inc.[a,b]	6,181	2,714
Organovo Holdings Inc.[a,b]	27,462	87,329
Otonomy Inc.[a]	6,597	80,813
OvaScience Inc.[a,b]	11,332	21,191
Palatin Technologies Inc.[a]	18,541	6,072
Peregrine Pharmaceuticals Inc.[a]	64,638	42,273
Pfenex Inc.[a,b]	5,322	30,921
PharmAthene Inc.[b]	18,131	14,713
Portola Pharmaceuticals Inc.[a]	20,127	788,777
Progenics Pharmaceuticals Inc.[a,b]	22,931	216,469
Proteon Therapeutics Inc.[a,b]	2,357	4,125
Proteostasis Therapeutics Inc.[a,b]	2,134	16,688
Prothena Corp. PLC[a]	11,368	634,221
PTC Therapeutics Inc.[a,b]	11,199	110,198
Puma Biotechnology Inc.[a,b]	11,464	426,461
Radius Health Inc.[a,b]	11,551	446,446
Recro Pharma Inc.[a]	884	7,726
Regeneron Pharmaceuticals Inc.[a]	24,581	9,525,383

Security	Shares	Value
REGENXBIO Inc.[a]	6,664	$128,615
Regulus Therapeutics Inc.[a,b]	8,700	14,355
Repligen Corp.[a]	11,368	400,154
Retrophin Inc.[a,b]	9,596	177,142
Rexahn Pharmaceuticals Inc.[a,b]	68,638	35,005
Rigel Pharmaceuticals Inc.[a]	44,383	146,908
RXi Pharmaceuticals Corp.[a,b]	2,867	2,308
Sage Therapeutics Inc.[a,b]	11,800	838,626
Sangamo Therapeutics Inc.[a,b]	21,689	112,783
Sarepta Therapeutics Inc.[a,b]	18,846	557,842
Seattle Genetics Inc.[a,b]	29,306	1,842,175
Seres Therapeutics Inc.[a,b]	13,933	157,025
Sorrento Therapeutics Inc.[a,b]	8,158	32,224
Spark Therapeutics Inc.[a,b]	6,557	349,750
Spectrum Pharmaceuticals Inc.[a]	15,949	103,668
Stemline Therapeutics Inc.[a]	5,305	45,358
Sunesis Pharmaceuticals Inc.[a]	3,575	14,657
Syndax Pharmaceuticals Inc.[a,b]	849	11,648
Synergy Pharmaceuticals Inc.[a,b]	58,954	274,726
Synthetic Biologics Inc.[a]	24,528	15,470
T2 Biosystems Inc.[a,b]	5,259	27,662
Tenax Therapeutics Inc.[a,b]	8,709	4,899
TESARO Inc.[a,b]	11,470	1,764,889
TG Therapeutics Inc.[a,b]	12,068	140,592
Threshold Pharmaceuticals Inc.[a]	20,566	11,723
Tokai Pharmaceuticals Inc.[a,b]	2,661	2,223
Tonix Pharmaceuticals Holding Corp.[a,b]	594	2,774
Tracon Pharmaceuticals Inc.[a]	2,312	8,670
Trevena Inc.[a,b]	9,666	35,474
TrovaGene Inc.[a,b]	8,980	10,327
Ultragenyx Pharmaceutical Inc.[a,b]	11,682	791,806
United Therapeutics Corp.[a]	14,231	1,926,593
Vanda Pharmaceuticals Inc.[a]	14,117	197,638
Veracyte Inc.[a]	5,156	47,332
Verastem Inc.[a]	9,559	19,787
Vericel Corp.[a]	8,731	24,447
Versartis Inc.[a,b]	6,093	130,086
Vertex Pharmaceuticals Inc.[a]	81,099	8,868,176
Vical Inc.[a]	3,169	7,067
Viking Therapeutics Inc.[a,b]	703	1,026
Vital Therapies Inc.[a]	6,808	27,232
Voyager Therapeutics Inc.[a,b]	2,137	28,294
vTv Therapeutics Inc. Class Aa,b	2,698	17,672
Windtree Therapeutics Inc.[a]	3,179	3,624
XBiotech Inc.[a,b]	840	13,852
Xencor Inc.[a]	9,817	234,823
XOMA Corp.[a,b]	2,059	14,639
Zafgen Inc.[a]	6,044	28,165
ZIOPHARM Oncology Inc.[a,b]	41,574	263,579

		240,840,156
BUILDING PRODUCTS — 0.47%
AAON Inc.	12,580	444,703
Advanced Drainage Systems Inc.	11,574	253,471
Allegion PLC	30,282	2,292,347
Alpha Pro Tech Ltd.[a]	5,177	14,237
American Woodmark Corp.[a]	5,083	466,619
AO Smith Corp.	47,730	2,441,867
Apogee Enterprises Inc.	9,043	539,053
Armstrong Flooring Inc.[a]	8,088	148,981
Armstrong World Industries Inc.[a]	15,282	703,736
Builders FirstSource Inc.[a]	27,119	404,073

27

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Continental Building Products Inc.[a]	12,717	$311,567
Continental Materials Corp.[a]	77	1,894
CSW Industrials Inc.[a,b]	5,150	189,005
Fortune Brands Home & Security Inc.	49,746	3,027,044
Gibraltar Industries Inc.[a,b]	9,477	390,452
Griffon Corp.	11,963	294,888
Insteel Industries Inc.	9,362	338,343
Jewett-Cameron Trading Co. Ltd.[a]	283	3,396
Johnson Controls International PLC	304,171	12,811,683
Lennox International Inc.	12,230	2,046,079
Masco Corp.	106,955	3,635,400
Masonite International Corp.[a,b]	9,119	722,681
NCI Building Systems Inc.[a]	11,755	201,598
Owens Corning	36,477	2,238,594
Patrick Industries Inc.[a]	5,108	362,157
PGT Innovations Inc.[a]	15,147	162,830
Ply Gem Holdings Inc.[a]	6,621	130,434
Quanex Building Products Corp.	11,147	225,727
Simpson Manufacturing Co. Inc.	12,641	544,701
Tecogen Inc.[a,b]	2,065	7,826
Trex Co. Inc.[a]	9,260	642,551
Universal Forest Products Inc.	6,239	614,791
USG Corp.[a,b]	29,851	949,262

		37,561,990
CAPITAL MARKETS — 2.69%
Affiliated Managers Group Inc.	17,600	2,885,344
Ameriprise Financial Inc.	51,263	6,647,786
Artisan Partners Asset Management Inc.	12,280	338,928
Ashford Inc.[a]	153	8,592
Associated Capital Group Inc.	2,107	76,168
Bank of New York Mellon Corp. (The)	340,496	16,081,626
BGC Partners Inc. Class A	98,570	1,119,755
BlackRock Inc.[c]	39,097	14,994,090
CBOE Holdings Inc.	29,226	2,369,352
Charles Schwab Corp. (The)	394,696	16,107,544
CME Group Inc.	110,306	13,104,353
Cohen & Steers Inc.	9,692	387,389
Cowen Group Inc. Class Aa,b	8,305	124,160
Diamond Hill Investment Group Inc.	627	121,983
Donnelley Financial Solutions Inc.[a]	8,557	165,065
E*TRADE Financial Corp.[a]	89,357	3,117,666
Eaton Vance Corp. NVS	36,226	1,628,721
Evercore Partners Inc. Class A	12,493	973,205
FactSet Research Systems Inc.	12,693	2,093,203
FBR & Co.	972	17,545
Federated Investors Inc. Class B	18,196	479,283
Fifth Street Asset Management Inc.	2,165	9,959
Financial Engines Inc.[b]	17,282	752,631
Franklin Resources Inc.	112,750	4,751,285
GAIN Capital Holdings Inc.	8,218	68,456
GAMCO Investors Inc. Class A	668	19,766
Global Brokerage Inc.[a,b]	2,128	5,746
Goldman Sachs Group Inc. (The)	119,953	27,555,603
Great Elm Capital Group Inc.[a]	5,167	17,051
Greenhill & Co. Inc.	9,091	266,366
Houlihan Lokey Inc.	3,646	125,605
Institutional Financial Markets Inc.[b]	5,682	6,591
Interactive Brokers Group Inc. Class A	19,968	693,289
Intercontinental Exchange Inc.	191,130	11,442,953
INTL. FCStone Inc.[a]	5,232	198,607
Invesco Ltd.	133,683	4,094,710

Security	Shares	Value
Investment Technology Group Inc.	4,349	$88,067
Janus Capital Group Inc.	47,482	626,762
KCG Holdings Inc. Class Aa,b	15,571	277,631
Ladenburg Thalmann Financial Services Inc.[a]	34,841	86,406
Lazard Ltd. Class A	42,105	1,936,409
Legg Mason Inc.	31,434	1,135,082
LPL Financial Holdings Inc.	24,451	973,883
Manning & Napier Inc.	5,251	29,931
MarketAxess Holdings Inc.	12,394	2,323,751
Medley Management Inc.	2,355	19,546
Moelis & Co. Class A	5,871	226,033
Moody’s Corp.	54,058	6,056,658
Morgan Stanley	464,928	19,917,515
Morningstar Inc.	5,975	469,635
MSCI Inc.	29,624	2,879,157
Nasdaq Inc.	36,866	2,560,344
Northern Trust Corp.	68,833	5,959,561
Oppenheimer Holdings Inc. Class A	3,089	52,822
Piper Jaffray Companies	5,197	331,828
PJT Partners Inc. Class A	5,657	198,504
Pzena Investment Management Inc. Class A	5,194	51,109
Raymond James Financial Inc.	41,059	3,131,159
S&P Global Inc.	83,866	10,964,641
Safeguard Scientifics Inc.[a,b]	6,258	79,477
SEI Investments Co.	43,986	2,218,654
Silvercrest Asset Management Group Inc.	2,382	31,681
State Street Corp.	118,247	9,413,644
Stifel Financial Corp.[a]	21,217	1,064,881
T Rowe Price Group Inc.	80,059	5,456,021
TD Ameritrade Holding Corp.	77,268	3,002,634
TheStreet Inc.[a]	11,925	9,063
U.S. Global Investors Inc. Class A	6,231	9,720
Value Line Inc.	194	3,339
Virtu Financial Inc. Class A	15,704	266,968
Virtus Investment Partners Inc.	2,305	244,099
Waddell & Reed Financial Inc. Class A	22,659	385,203
Westwood Holdings Group Inc.	2,727	145,649
WisdomTree Investments Inc.	29,860	271,129
ZAIS Group Holdings Inc.[a,b]	855	2,308

		215,751,280
CHEMICALS — 2.24%
A Schulman Inc.	9,082	285,629
AdvanSix Inc.[a]	9,527	260,278
AgroFresh Solutions Inc.[a,b]	8,332	36,411
Air Products & Chemicals Inc.	70,657	9,559,185
Albemarle Corp.	35,865	3,788,779
American Vanguard Corp.	8,303	137,830
Ashland Global Holdings Inc.	19,984	2,474,219
Axalta Coating Systems Ltd.[a]	77,604	2,498,849
Balchem Corp.	11,368	936,950
BioAmber Inc.[a,b]	5,943	13,788
Cabot Corp.	20,325	1,217,671
Calgon Carbon Corp.	15,775	230,315
Celanese Corp. Series A	47,376	4,256,734
CF Industries Holdings Inc.	76,336	2,240,462
Chase Corp.	2,668	254,527
Chemours Co. (The)	59,336	2,284,436
Chemtura Corp.[a]	20,644	689,510
Codexis Inc.[a,b]	9,630	46,224
Core Molding Technologies Inc.[a]	2,673	47,660
Dow Chemical Co. (The)	362,159	23,011,583

28

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Eastman Chemical Co.	47,602	$3,846,242
Ecolab Inc.	85,453	10,710,679
EI du Pont de Nemours & Co.	280,580	22,538,991
Ferro Corp.[a]	27,078	411,315
Flotek Industries Inc.[a,b]	17,194	219,911
FMC Corp.	42,455	2,954,443
FutureFuel Corp.	6,815	96,637
GCP Applied Technologies Inc.[a]	23,285	760,255
Hawkins Inc.	3,004	147,196
HB Fuller Co.	15,622	805,470
Huntsman Corp.	63,274	1,552,744
Ikonics Corp.[a]	237	2,377
Ingevity Corp.[a]	14,149	860,967
Innophos Holdings Inc.	6,006	324,144
Innospec Inc.	8,090	523,827
International Flavors & Fragrances Inc.	25,990	3,444,455
Intrepid Potash Inc.[a,b]	35,241	60,614
KMG Chemicals Inc.	2,714	125,034
Koppers Holdings Inc.[a]	6,183	261,850
Kraton Corp.[a]	9,636	297,945
Kronos Worldwide Inc.	6,573	107,994
LSB Industries Inc.[a,b]	6,060	56,843
LyondellBasell Industries NV Class A	106,991	9,756,509
Marrone Bio Innovations Inc.[a,b]	6,611	12,891
Minerals Technologies Inc.	11,494	880,440
Monsanto Co.	142,849	16,170,507
Mosaic Co. (The)	107,487	3,136,471
NewMarket Corp.	3,094	1,402,294
Northern Technologies International Corp.[a]	791	14,080
Olin Corp.	53,396	1,755,126
OMNOVA Solutions Inc.[a]	14,772	146,243
Platform Specialty Products Corp.[a,b]	65,078	847,316
PolyOne Corp.	26,993	920,191
PPG Industries Inc.	84,412	8,870,013
Praxair Inc.	91,862	10,894,833
Quaker Chemical Corp.	3,781	497,806
Rayonier Advanced Materials Inc.	14,038	188,811
RPM International Inc.	42,291	2,327,274
Scotts Miracle-Gro Co. (The) Class A	14,669	1,369,938
Senomyx Inc.[a,b]	14,622	14,484
Sensient Technologies Corp.	14,628	1,159,415
Sherwin-Williams Co. (The)	26,336	8,169,164
Stepan Co.	5,876	463,088
TerraVia Holdings Inc.[a,b]	56,378	40,846
TOR Minerals International Inc.[a]	263	1,828
Trecora Resources[a,b]	6,050	67,155
Tredegar Corp.	8,237	144,559
Trinseo SA	14,516	974,024
Tronox Ltd. Class A	24,146	445,494
Valspar Corp. (The)	23,586	2,616,631
Valvoline Inc.[b]	8,329	204,477
Westlake Chemical Corp.	12,446	822,058
WR Grace & Co.	23,027	1,605,212
Yield10 Bioscience Inc.[a]	2,952	1,086

		180,301,237
COMMERCIAL SERVICES & SUPPLIES — 0.52%
ABM Industries Inc.	17,810	776,516
ACCO Brands Corp.[a]	33,461	440,012
Acme United Corp.	740	20,794
AMREP Corp.[a]	692	4,436
Aqua Metals Inc.[a,b]	2,872	56,119

Security	Shares	Value
ARC Document Solutions Inc.[a]	12,188	$42,049
Brady Corp. Class A	14,886	575,344
Brink’s Co. (The)	15,519	829,491
Casella Waste Systems Inc. Class Aa	11,897	167,867
CECO Environmental Corp.	8,708	91,521
Cemtrex Inc.[b]	3,016	10,646
Cenveo Inc.[a]	2,757	13,840
Cintas Corp.	27,426	3,470,486
Clean Harbors Inc.[a]	17,234	958,555
Command Security Corp.[a]	2,696	6,740
CompX International Inc.	257	3,945
Copart Inc.[a]	32,313	2,001,144
Covanta Holding Corp.	41,845	656,966
Deluxe Corp.	15,392	1,110,841
Ecology and Environment Inc. Class A	220	2,200
Ennis Inc.	8,326	141,542
Essendant Inc.	11,874	179,891
Fuel Tech Inc.[a]	5,878	5,996
Healthcare Services Group Inc.	23,390	1,007,875
Heritage-Crystal Clean Inc.[a]	5,283	72,377
Herman Miller Inc.	18,584	586,325
HNI Corp.	14,484	667,568
Hudson Technologies Inc.[a]	9,059	59,789
Industrial Services of America Inc.[a,b]	3,071	4,944
InnerWorkings Inc.[a]	12,097	120,486
Interface Inc.	20,829	396,792
Intersections Inc.[a]	3,823	15,368
KAR Auction Services Inc.	44,112	1,926,371
Kimball International Inc. Class B	44	726
Knoll Inc.	12,556	298,958
LSC Communications Inc.	8,557	215,294
MagneGas Corp.[a]	9,792	4,320
Matthews International Corp. Class A	9,826	664,729
McGrath RentCorp	6,576	220,756
Mobile Mini Inc.	14,626	446,093
MSA Safety Inc.	9,685	684,633
Multi-Color Corp.	3,761	267,031
NL Industries Inc.[a]	3,050	19,673
Odyssey Marine Exploration Inc.[a,b]	2,334	9,196
Performant Financial Corp.[a]	12,049	35,304
Perma-Fix Environmental Services[a]	3,701	11,658
Pitney Bowes Inc.	60,303	790,572
Quad/Graphics Inc.	8,096	204,343
Quest Resource Holding Corp.[a]	3,176	7,337
Republic Services Inc.	73,907	4,642,099
Rollins Inc.	30,080	1,116,870
RR Donnelley & Sons Co.	31,805	385,159
SP Plus Corp.[a]	5,851	197,471
Steelcase Inc. Class A	28,935	484,661
Stericycle Inc.[a]	27,020	2,239,688
Team Inc.[a]	9,173	248,130
Tetra Tech Inc.	18,475	754,704
TRC Companies Inc.[a]	8,938	155,968
U.S. Ecology Inc.	6,637	310,943
UniFirst Corp./MA	5,283	747,280
Versar Inc.[a]	2,828	4,723
Viad Corp.	6,126	276,895
Virco Manufacturing Corp.[a]	2,736	10,807
VSE Corp.	2,757	112,486
Waste Management Inc.	130,651	9,527,071
West Corp.	15,561	380,000
Wilhelmina International Inc.[a]	303	2,200

		41,902,614

29

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.18%
Acacia Communications Inc.[a,b]	4,888	$286,535
ADTRAN Inc.	15,504	321,708
Aerohive Networks Inc.[a,b]	8,284	34,876
Applied Optoelectronics Inc.[a,b]	5,221	293,159
Arista Networks Inc.[a,b]	13,740	1,817,390
ARRIS International PLC[a]	61,556	1,628,156
Aviat Networks Inc.[a]	2,330	34,274
Bel Fuse Inc. Class A	246	5,446
Bel Fuse Inc. Class B	2,954	75,475
Black Box Corp.	5,295	47,390
Brocade Communications Systems Inc.	130,677	1,630,849
CalAmp Corp.[a]	11,793	198,005
Calix Inc.[a]	14,623	106,017
Ciena Corp.[a]	41,769	986,166
Cisco Systems Inc.	1,626,554	54,977,525
Clearfield Inc.[a,b]	3,587	59,006
ClearOne Inc.[b]	2,230	22,077
CommScope Holding Co. Inc.[a]	60,378	2,518,366
Communications Systems Inc.	2,351	10,344
Comtech Telecommunications Corp.	21,459	316,306
DASAN Zhone Solutions Inc.[a]	1,819	11,296
Digi International Inc.[a]	8,312	98,913
EchoStar Corp. Class Aa	14,839	845,081
EMCORE Corp.	3,663	32,967
Extreme Networks Inc.[a]	32,645	245,164
F5 Networks Inc.[a,b]	21,209	3,023,767
Finisar Corp.[a]	35,138	960,673
Harmonic Inc.[a,b]	27,560	163,982
Harris Corp.	39,527	4,398,169
Infinera Corp.[a]	45,376	464,197
InfoSonics Corp.[a]	5,722	3,090
Inseego Corp.[a]	9,827	20,538
InterDigital Inc./PA	11,367	980,972
Inventergy Global Inc.[a,b]	300	93
Ixia[a]	19,915	391,330
Juniper Networks Inc.	124,786	3,472,794
KVH Industries Inc.[a]	5,180	43,512
Lantronix Inc.[a]	2,862	11,105
Lumentum Holdings Inc.[a]	18,643	994,604
Motorola Solutions Inc.	53,621	4,623,203
MRV Communications Inc.[a]	2,306	24,328
NETGEAR Inc.[a,b]	11,012	545,645
NetScout Systems Inc.[a]	30,088	1,141,840
Network-1 Technologies Inc.	3,821	18,532
Oclaro Inc.[a,b]	30,602	300,512
Optical Cable Corp.[a]	2,827	8,622
Palo Alto Networks Inc.[a,b]	29,702	3,346,821
ParkerVision Inc.[a,b]	3,560	7,084
PC-Tel Inc.	5,856	41,695
Plantronics Inc.	11,086	599,863
RELM Wireless Corp.	5,041	25,205
Resonant Inc.[a,b]	2,326	12,537
ShoreTel Inc.[a]	20,858	128,277
Sonus Networks Inc.[a,b]	15,643	103,087
TESSCO Technologies Inc.	2,262	35,513
Ubiquiti Networks Inc.[a,b]	8,274	415,851
ViaSat Inc.[a,b]	17,371	1,108,617
Viavi Solutions Inc.[a]	75,286	807,066
Westell Technologies Inc. Class Aa	14,828	10,380

Security	Shares	Value
xG Technology Inc.[a,b]	195	$316

		94,836,311
CONSTRUCTION & ENGINEERING — 0.22%
AECOM[a]	49,667	1,767,648
Aegion Corp.[a]	11,722	268,551
Ameresco Inc. Class Aa,b	6,090	39,889
Argan Inc.	3,673	242,969
Chicago Bridge & Iron Co. NVb	35,013	1,076,650
Comfort Systems USA Inc.	11,859	434,632
Dycom Industries Inc.[a,b]	11,037	1,025,889
EMCOR Group Inc.	20,127	1,266,995
Fluor Corp.	44,706	2,352,430
Goldfield Corp. (The)[a]	9,043	51,997
Granite Construction Inc.	12,423	623,510
Great Lakes Dredge & Dock Corp.[a,b]	18,148	72,592
HC2 Holdings Inc.[a]	8,773	54,393
IES Holdings Inc.[a,b]	2,874	52,019
Jacobs Engineering Group Inc.	38,882	2,149,397
KBR Inc.	45,323	681,205
Layne Christensen Co.[a,b]	6,644	58,733
MasTec Inc.[a]	21,121	845,896
MYR Group Inc.[a]	6,225	255,225
Northwest Pipe Co.[a]	3,046	47,853
NV5 Global Inc.[a]	2,576	96,858
Orion Group Holdings Inc.[a]	8,934	66,737
Primoris Services Corp.	12,071	280,289
Quanta Services Inc.[a]	48,272	1,791,374
Sterling Construction Co. Inc.[a]	5,804	53,687
Tutor Perini Corp.[a,b]	12,587	400,267
Valmont Industries Inc.	8,633	1,342,431

		17,400,116
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	15,264	1,482,745
Headwaters Inc.[a,b]	23,625	554,715
Martin Marietta Materials Inc.	20,559	4,487,002
Summit Materials Inc. Class Aa	30,453	752,494
Tecnoglass Inc.	605	6,564
U.S. Concrete Inc.[a,b]	5,100	329,205
U.S. Lime & Minerals Inc.	502	39,648
Vulcan Materials Co.	42,436	5,112,689

		12,765,062
CONSUMER FINANCE — 0.76%
Ally Financial Inc.	146,568	2,979,727
American Express Co.	246,082	19,467,547
Asta Funding Inc.[a]	2,898	23,764
Atlanticus Holdings Corp.[a]	2,134	5,570
Capital One Financial Corp.	157,120	13,616,019
Consumer Portfolio Services Inc.[a]	6,147	28,952
Credit Acceptance Corp.[a,b]	3,903	778,297
Discover Financial Services	125,125	8,557,299
Encore Capital Group Inc.[a]	4,606	141,865
Enova International Inc.[a]	9,092	135,016
Ezcorp Inc. Class Aa,b	17,314	141,109
FirstCash Inc.	13,961	686,183
Green Dot Corp. Class Aa	14,449	482,019
LendingClub Corp.[a]	110,217	605,091
Navient Corp.	106,701	1,574,907

30

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Nelnet Inc. Class A	5,955	$261,186
Nicholas Financial Inc.[a]	3,577	38,024
OneMain Holdings Inc.[a]	15,078	374,688
PRA Group Inc.[a,b]	15,036	498,443
Regional Management Corp.[a]	3,206	62,293
Santander Consumer USA Holdings Inc.[a]	42,405	564,835
SLM Corp.[a]	137,097	1,658,874
Synchrony Financial	249,695	8,564,538
World Acceptance Corp.[a,b]	2,852	147,677

		61,393,923
CONTAINERS & PACKAGING — 0.45%
AptarGroup Inc.	20,448	1,574,291
Avery Dennison Corp.	29,091	2,344,735
Ball Corp.	56,494	4,195,244
Bemis Co. Inc.	30,021	1,466,826
Berry Plastics Group Inc.[a]	39,776	1,931,920
Crown Holdings Inc.[a]	44,387	2,350,292
Graphic Packaging Holding Co.	103,727	1,334,966
Greif Inc.	2,889	188,652
Greif Inc. Class A	8,634	475,647
International Paper Co.	134,327	6,821,125
Myers Industries Inc.	6,754	107,051
Owens-Illinois Inc.[a,b]	53,599	1,092,348
Packaging Corp. of America	30,066	2,754,647
Sealed Air Corp.	62,837	2,738,436
Silgan Holdings Inc.	12,553	745,146
Sonoco Products Co.	32,399	1,714,555
UFP Technologies Inc.[a]	2,310	59,829
WestRock Co.	82,919	4,314,276

		36,209,986
DISTRIBUTORS — 0.12%
AMCON Distributing Co.	53	5,252
Core-Mark Holding Co. Inc.	14,753	460,146
Educational Development Corp.	695	4,691
Fenix Parts Inc.[a]	3,799	5,889
Genuine Parts Co.	49,646	4,587,787
LKQ Corp.[a]	98,182	2,873,787
Pool Corp.	12,515	1,493,415
Weyco Group Inc.	2,284	64,135

		9,495,102
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	5,645	129,270
Ascent Capital Group Inc. Class Aa,b	3,599	50,854
Bridgepoint Education Inc.[a]	5,843	62,345
Bright Horizons Family Solutions Inc.[a]	14,235	1,031,895
Cambium Learning Group Inc.[a]	3,699	18,125
Capella Education Co.	3,182	270,550
Career Education Corp.[a]	21,103	183,596
Carriage Services Inc.	5,686	154,204
Chegg Inc.[a,b]	15,575	131,453
Collectors Universe Inc.	2,729	71,227
DeVry Education Group Inc.	17,944	636,115
Graham Holdings Co. Class B	1,833	1,098,975
Grand Canyon Education Inc.[a]	14,892	1,066,416
H&R Block Inc.	61,994	1,441,360
Houghton Mifflin Harcourt Co.[a,b]	33,293	337,924
K12 Inc.[a]	9,743	186,578

Security	Shares	Value
Liberty Tax Inc.	2,339	$33,331
Lincoln Educational Services Corp.[a]	8,655	24,321
National American University Holdings Inc.[b]	2,889	7,078
Regis Corp.[a]	11,994	140,570
Service Corp. International/U.S.	62,334	1,924,874
ServiceMaster Global Holdings Inc.[a]	43,841	1,830,362
Sotheby’sa	17,284	786,076
Strayer Education Inc.	3,404	273,988
Universal Technical Institute Inc.	6,243	21,538
Weight Watchers International Inc.[a,b]	8,840	137,639

		12,050,664
DIVERSIFIED FINANCIAL SERVICES — 1.35%
A-Mark Precious Metals Inc.	684	11,683
Berkshire Hathaway Inc. Class Ba	616,664	102,785,555
GWG Holdings Inc.[a]	186	2,009
Leucadia National Corp.	109,320	2,842,320
LM Funding America Inc.[a]	2,420	9,946
Marlin Business Services Corp.	2,993	77,070
NewStar Financial Inc.	6,605	69,881
On Deck Capital Inc.[a]	11,876	59,855
PICO Holdings Inc.[a,b]	8,054	112,756
Tiptree Inc.	11,055	80,701
Voya Financial Inc.	63,653	2,416,268

		108,468,044
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
Alaska Communications Systems Group Inc.[a]	17,678	32,704
AT&T Inc.	1,987,524	82,581,622
ATN International Inc.	5,468	385,057
CenturyLink Inc.	174,344	4,109,288
Cincinnati Bell Inc.[a]	12,830	227,091
Cogent Communications Holdings Inc.	16,822	724,187
Consolidated Communications Holdings Inc.	15,629	366,031
Fairpoint Communications Inc.[a,b]	12,028	199,665
Frontier Communications Corp.	320,583	686,048
Fusion Telecommunications International Inc.[a,b]	2,710	4,282
General Communication Inc. Class Aa	9,128	189,862
Globalstar Inc.[a,b]	86,553	138,485
Hawaiian Telcom Holdco Inc.[a]	3,261	74,710
IDT Corp. Class B	30	382
Iridium Communications Inc.[a,b]	26,036	251,247
Level 3 Communications Inc.[a]	95,734	5,477,900
Lumos Networks Corp.[a]	6,790	120,183
One Horizon Group Inc.[a,b]	5,672	1,638
Ooma Inc.[a]	2,079	20,686
ORBCOMM Inc.[a]	20,822	198,850
Otelco Inc.[a]	811	5,677
Pareteum Corp.[a]	1,563	1,344
pdvWireless Inc.[a,b]	3,201	69,942
Straight Path Communications Inc. Class Ba,b	3,052	109,780
Verizon Communications Inc.	1,318,411	64,272,536
Vonage Holdings Corp.[a]	58,944	372,526
Windstream Holdings Inc.	76,112	414,810
Zayo Group Holdings Inc.[a]	33,031	1,086,720

		162,123,253
ELECTRIC UTILITIES — 1.83%
ALLETE Inc.	21,848	1,479,328
Alliant Energy Corp.	72,238	2,861,347

31

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
American Electric Power Co. Inc.	159,461	$10,704,617
Avangrid Inc.	17,892	764,704
Duke Energy Corp.	225,334	18,479,641
Edison International	105,540	8,402,039
El Paso Electric Co.	20,461	1,033,281
Entergy Corp.	56,282	4,275,181
Eversource Energy	104,356	6,134,046
Exelon Corp.	299,791	10,786,480
FirstEnergy Corp.	134,143	4,268,430
Genie Energy Ltd. Class B	5,788	41,905
Great Plains Energy Inc.	63,192	1,846,470
Hawaiian Electric Industries Inc.	34,986	1,165,384
IDACORP Inc.	20,331	1,686,660
MGE Energy Inc.	15,596	1,013,740
NextEra Energy Inc.	150,688	19,343,819
OGE Energy Corp.	70,906	2,480,292
Otter Tail Corp.	12,203	462,494
PG&E Corp.	163,331	10,838,645
Pinnacle West Capital Corp.	35,679	2,974,915
PNM Resources Inc.	26,103	965,811
Portland General Electric Co.	28,995	1,287,958
PPL Corp.	217,120	8,118,117
Southern Co. (The)	318,769	15,868,321
Spark Energy Inc. Class Ab	2,451	78,309
Westar Energy Inc.	45,132	2,449,314
Xcel Energy Inc.	163,190	7,253,795

		147,065,043
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	14,351	2,927,604
Allied Motion Technologies Inc.	2,301	46,250
American Electric Technologies Inc.[a]	3,011	6,474
American Superconductor Corp.[a,b]	3,658	25,094
AMETEK Inc.	77,617	4,197,527
Atkore International Group Inc.[a]	9,442	248,136
AZZ Inc.	8,554	508,963
Babcock & Wilcox Enterprises Inc.[a,b]	17,220	160,835
Broadwind Energy Inc.[a]	5,806	48,364
Capstone Turbine Corp.[a,b]	5,711	4,369
Eaton Corp. PLC	146,558	10,867,276
Emerson Electric Co.	208,617	12,487,814
Encore Wire Corp.	6,512	299,552
Energous Corp.[a,b]	3,761	58,672
Energy Focus Inc.[a,b]	2,877	9,465
EnerSys	14,242	1,124,263
Enphase Energy Inc.[a]	8,882	12,168
Ensync Inc.[a,b]	18,641	11,352
Espey Manufacturing & Electronics Corp.	612	14,119
FuelCell Energy Inc.[a,b]	9,536	13,112
Generac Holdings Inc.[a,b]	21,001	782,917
General Cable Corp.	15,169	272,284
Hubbell Inc.	17,142	2,057,897
Ideal Power Inc.[a,b]	2,673	8,687
LSI Industries Inc.	8,229	83,031
Ocean Power Technologies Inc.[a,b]	295	652
Orion Energy Systems Inc.[a]	9,162	18,141
Pioneer Power Solutions Inc.[a]	2,177	16,219
Plug Power Inc.[a,b]	56,831	78,427
Powell Industries Inc.	2,894	99,669
Power Solutions International Inc.[a,b]	2,103	21,219
Preformed Line Products Co.	650	33,898
Real Goods Solar Inc. Class Aa,b	3	4

Security	Shares	Value
Regal Beloit Corp.	14,656	$1,108,726
Revolution Lighting Technologies Inc.[a,b]	5,145	38,485
Rockwell Automation Inc.	41,697	6,492,640
Sensata Technologies Holding NVa,b	54,396	2,375,473
Servotronics Inc.	113	1,255
Sunrun Inc.[a,b]	21,276	114,890
Thermon Group Holdings Inc.[a,b]	9,786	203,940
Ultralife Corp.[a]	3,175	17,145
Vicor Corp.[a]	5,355	86,216

		46,983,224
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
ADDvantage Technologies Group Inc.[a]	2,156	4,010
Agilysys Inc.[a]	5,291	50,000
Amphenol Corp. Class A	98,524	7,011,953
Anixter International Inc.[a]	9,128	723,850
Applied DNA Sciences Inc.[a]	6,582	10,860
Arrow Electronics Inc.[a]	29,485	2,164,494
Avnet Inc.	41,916	1,918,076
AVX Corp.	14,924	244,455
Badger Meter Inc.	9,098	334,351
Belden Inc.	14,073	973,711
Benchmark Electronics Inc.[a]	15,632	497,098
CDW Corp./DE	50,774	2,930,168
ClearSign Combustion Corp.[a]	2,687	10,479
Cognex Corp.	27,036	2,269,672
Coherent Inc.[a]	7,999	1,644,914
Control4 Corp.[a]	5,826	91,993
Corning Inc.	305,944	8,260,488
CPS Technologies Corp.[a,b]	2,754	4,076
CTS Corp.	9,799	208,719
CUI Global Inc.[a,b]	6,273	29,734
Daktronics Inc.	12,114	114,477
Data I/O Corp.[a]	2,670	13,323
Digital Ally Inc.[a]	889	3,778
Dolby Laboratories Inc. Class A	18,934	992,331
Dynasil Corp. of America[a,b]	5,091	6,415
Echelon Corp.[a]	759	4,577
Electro Scientific Industries Inc.[a]	8,842	61,629
Electro-Sensors Inc.[a]	222	870
eMagin Corp.[a,b]	6,765	15,898
ePlus Inc.[a]	2,218	299,541
Fabrinet[a]	9,533	400,672
FARO Technologies Inc.[a]	5,784	206,778
Fitbit Inc. Class Aa,b	41,069	243,128
FLIR Systems Inc.	44,327	1,608,184
Frequency Electronics Inc.[a]	2,670	29,370
Giga-Tronics Inc.[a]	905	724
ID Systems Inc.[a]	3,665	23,199
Identiv Inc.[a]	3,829	27,033
IEC Electronics Corp.[a]	3,177	12,200
II-VI Inc.[a]	17,068	615,301
Image Sensing Systems Inc.[a]	2,301	6,673
Insight Enterprises Inc.[a]	11,843	486,629
Intellicheck Mobilisa Inc.[a,b]	2,822	7,365
IntriCon Corp.[a]	2,306	20,985
InvenSense Inc.[a]	25,872	326,763
IPG Photonics Corp.[a]	12,964	1,564,755
Iteris Inc.[a]	8,699	47,323
Itron Inc.[a]	9,777	593,464
Jabil Circuit Inc.	61,930	1,791,016
Kemet Corp.[a]	14,669	176,028

32

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
KEY Tronic Corp.[a]	3,111	$22,835
Keysight Technologies Inc.[a]	54,115	1,955,716
Kimball Electronics Inc.[a]	6,644	112,616
Knowles Corp.[a]	27,568	522,414
LGL Group Inc. (The)[a]	257	1,298
LightPath Technologies Inc.[a]	3,779	10,354
Littelfuse Inc.	6,698	1,071,077
LRAD Corp.	9,801	14,800
Luna Innovations Inc.[a]	11,269	19,495
Maxwell Technologies Inc.[a]	9,744	56,613
Mesa Laboratories Inc.	704	86,381
Methode Electronics Inc.	12,018	548,021
Microvision Inc.[a,b]	15,595	38,832
MOCON Inc.	2,181	47,437
MTS Systems Corp.	5,662	311,693
NAPCO Security Technologies Inc.[a]	3,802	38,780
National Instruments Corp.	32,473	1,057,321
Neonode Inc.[a,b]	12,735	20,376
NetList Inc.[a,b]	14,121	13,980
Novanta Inc.[a]	9,635	255,809
OSI Systems Inc.[a]	5,882	429,327
PAR Technology Corp.[a]	3,245	23,267
Park Electrochemical Corp.	6,184	110,446
PC Connection Inc.	9,567	285,001
PCM Inc.[a]	2,762	77,474
Perceptron Inc.[a]	3,025	25,229
Plexus Corp.[a]	11,057	639,095
RadiSys Corp.[a]	11,156	44,624
Research Frontiers Inc.[a]	6,069	8,497
RF Industries Ltd.	2,677	4,016
Richardson Electronics Ltd./U.S.	3,648	21,961
RMG Networks Holding Corp.[a,b]	4,776	3,773
Rogers Corp.[a,b]	5,835	501,051
Sanmina Corp.[a]	21,367	867,500
ScanSource Inc.[a]	8,743	343,163
Schmitt Industries Inc.[a]	374	598
SigmaTron International Inc.[a]	2,141	10,598
Superconductor Technologies Inc.[a,b]	303	385
SYNNEX Corp.	9,124	1,021,341
Systemax Inc.	3,199	35,477
Taitron Components Inc.	800	936
TE Connectivity Ltd.	113,944	8,494,525
Tech Data Corp.[a]	11,808	1,108,771
Trimble Inc.[a]	80,435	2,574,724
TTM Technologies Inc.[a]	31,657	510,627
Uni-Pixel Inc.[a,b]	9,197	7,817
Universal Display Corp.[b]	14,131	1,216,679
Universal Security Instruments Inc.[a]	622	1,866
VeriFone Systems Inc.[a]	32,469	608,144
Vicon Industries Inc.[a]	2,252	833
Vishay Intertechnology Inc.	42,425	697,891
Vishay Precision Group Inc.[a]	3,719	58,760
Wayside Technology Group Inc.	830	15,438
Wireless Telecom Group Inc.[a,b]	5,731	8,482
Zebra Technologies Corp. Class Aa	17,134	1,563,477

		66,611,171
ENERGY EQUIPMENT & SERVICES — 1.11%
Archrock Inc.	23,510	291,524
Aspen Aerogels Inc.[a]	5,678	23,564
Atwood Oceanics Inc.[a]	21,644	206,267
Baker Hughes Inc.	136,093	8,141,083

Security	Shares	Value
Bristow Group Inc.	8,509	$129,422
CARBO Ceramics Inc.[a,b]	6,566	85,621
Core Laboratories NVb	15,077	1,741,695
Dawson Geophysical Co.[a]	15,146	84,212
Diamond Offshore Drilling Inc.[a,b]	15,744	263,082
Dril-Quip Inc.[a]	14,359	783,283
Eco Stim Energy Solutions Inc[a,b]	3,851	4,506
ENGlobal Corp.[a]	5,274	9,757
Ensco PLC Class A	80,741	722,632
Enservco Corp.[a,b]	8,309	2,783
Era Group Inc.[a]	6,012	79,719
Exterran Corp.[a]	11,586	364,380
Fairmount Santrol Holdings Inc.[a,b]	48,281	353,900
Forum Energy Technologies Inc.[a,b]	21,209	439,026
Frank’s International NVb	20,542	217,129
Geospace Technologies Corp.[a,b]	5,105	82,854
Gulf Island Fabrication Inc.	3,863	44,618
Gulfmark Offshore Inc. Class Aa,b	5,928	2,075
Halliburton Co.	279,375	13,748,044
Helix Energy Solutions Group Inc.[a,b]	42,355	329,098
Helmerich & Payne Inc.	34,882	2,322,095
Hornbeck Offshore Services Inc.[a,b]	8,683	38,466
Independence Contract Drilling Inc.[a]	8,523	46,962
ION Geophysical Corp.[a,b]	2,936	14,240
Matrix Service Co.[a]	8,733	144,094
McDermott International Inc.[a,b]	76,473	516,193
Mitcham Industries Inc.[a]	3,632	17,797
Nabors Industries Ltd.	101,227	1,323,037
National Oilwell Varco Inc.	124,784	5,002,591
Natural Gas Services Group Inc.[a]	17	443
Newpark Resources Inc.[a]	28,930	234,333
Noble Corp. PLC	54,526	337,516
Oceaneering International Inc.	30,948	838,072
Oil States International Inc.[a]	21,175	701,951
Parker Drilling Co.[a,b]	74,415	130,226
Patterson-UTI Energy Inc.	53,240	1,292,135
PHI Inc.[a]	147	1,705
PHI Inc. NVS[a]	2,369	28,381
Pioneer Energy Services Corp.[a]	20,835	83,340
Profire Energy Inc.[a,b]	9,584	13,513
RigNet Inc.[a]	3,737	80,159
Rowan Companies PLC Class Aa	37,483	583,985
RPC Inc.	18,873	345,565
SAExploration Holdings Inc.[a]	15	89
Schlumberger Ltd.	449,970	35,142,657
SEACOR Holdings Inc.[a,b]	6,309	436,520
Superior Drilling Products Inc.[a,b]	2,818	2,536
Superior Energy Services Inc.[a]	53,775	766,831
Synthesis Energy Systems Inc.[a]	23,666	20,163
TechnipFMC PLC[a]	149,982	4,874,415
Tesco Corp.[a,b]	14,893	119,889
TETRA Technologies Inc.[a]	29,347	119,442
Tidewater Inc.[a,b]	17,190	19,768
Transocean Ltd.[a,b]	116,978	1,456,376
U.S. Silica Holdings Inc.	23,609	1,132,996
Unit Corp.[a]	17,846	431,159
Weatherford International PLC[a,b]	353,286	2,349,352
Willbros Group Inc.[a,b]	14,224	38,974

		89,158,240
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.93%
Acadia Realty Trust	23,876	717,713

33

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
ACRE Realty Investors Inc.[a]	2,207	$2,648
Agree Realty Corp.[b]	8,759	420,082
Alexander’s Inc.	1,096	473,319
Alexandria Real Estate Equities Inc.[b]	29,163	3,223,095
American Assets Trust Inc.	18,044	754,961
American Campus Communities Inc.	45,094	2,146,023
American Homes 4 Rent Class A	69,428	1,594,067
American Tower Corp.	136,666	16,610,386
Apartment Investment & Management Co. Class A	50,680	2,247,658
Apple Hospitality REIT Inc.	50,361	961,895
Armada Hoffler Properties Inc.	11,119	154,443
Ashford Hospitality Prime Inc.	8,081	85,739
Ashford Hospitality Trust Inc.	26,055	165,970
AvalonBay Communities Inc.	44,131	8,102,452
Bluerock Residential Growth REIT Inc.[b]	5,929	72,986
Boston Properties Inc.	49,961	6,615,336
Brandywine Realty Trust[b]	56,408	915,502
Brixmor Property Group Inc.	85,973	1,844,981
BRT Realty Trust[a]	2,908	24,369
Camden Property Trust	27,715	2,229,949
Care Capital Properties Inc.[b]	26,558	713,613
CareTrust REIT Inc.	18,213	306,343
CatchMark Timber Trust Inc. Class A	12,090	139,277
CBL & Associates Properties Inc.[b]	49,891	475,960
Cedar Realty Trust Inc.	19,594	98,362
Chatham Lodging Trust	10,148	200,423
Chesapeake Lodging Trust	18,570	444,937
City Office REIT Inc.[b]	6,651	80,810
Colony NorthStar Inc. Class Ab	184,754	2,385,174
Colony Starwood Homes[b]	31,517	1,070,002
Columbia Property Trust Inc.	53,780	1,196,605
Community Healthcare Trust Inc.	3,600	86,040
CoreCivic Inc.[b]	44,077	1,384,899
CorEnergy Infrastructure Trust Inc.[b]	3,587	121,169
CoreSite Realty Corp.[b]	11,227	1,010,991
Corporate Office Properties Trust	30,450	1,007,895
Cousins Properties Inc.	161,185	1,333,000
Crown Castle International Corp.	116,019	10,957,994
CubeSmart	63,092	1,637,868
CyrusOne Inc.[b]	26,903	1,384,697
DCT Industrial Trust Inc.	29,433	1,416,316
DDR Corp.	108,068	1,354,092
DiamondRock Hospitality Co.	59,929	668,208
Digital Realty Trust Inc.[b]	50,946	5,420,145
Douglas Emmett Inc.	45,051	1,729,958
Duke Realty Corp.	107,122	2,814,095
DuPont Fabros Technology Inc.[b]	24,027	1,191,499
Easterly Government Properties Inc.[b]	6,799	134,552
EastGroup Properties Inc.[b]	14,609	1,074,200
Education Realty Trust Inc.	23,477	959,035
Empire State Realty Trust Inc. Class A	38,751	799,821
EPR Properties	23,220	1,709,689
Equinix Inc.	23,242	9,305,399
Equity Commonwealth[a]	39,499	1,233,159
Equity Lifestyle Properties Inc.[b]	24,929	1,921,029
Equity Residential	118,053	7,345,258
Essex Property Trust Inc.	21,152	4,897,323
Extra Space Storage Inc.[b]	42,540	3,164,551
Farmland Partners Inc.	5,693	63,591
Federal Realty Investment Trust[b]	24,446	3,263,541
FelCor Lodging Trust Inc.	41,725	313,355
First Industrial Realty Trust Inc.[b]	37,768	1,005,762
First Potomac Realty Trust	18,088	185,945

Security	Shares	Value
Forest City Realty Trust Inc.	660	$18,685
Forest City Realty Trust Inc. Class A	70,874	1,543,636
Four Corners Property Trust Inc.	21,034	480,206
Franklin Street Properties Corp.	29,946	363,544
Gaming and Leisure Properties Inc.	62,416	2,085,943
GEO Group Inc. (The)	23,946	1,110,376
Getty Realty Corp.[b]	8,664	218,939
GGP Inc.	186,999	4,334,637
Gladstone Commercial Corp.	6,651	137,476
Gladstone Land Corp.[b]	2,721	30,203
Global Net Lease Inc.[b]	17,787	428,311
Global Self Storage Inc.	2,639	12,562
Government Properties Income Trust	5,487	114,843
Gramercy Property Trust[b]	50,667	1,332,542
HCP Inc.	148,863	4,656,435
Healthcare Realty Trust Inc.	41,375	1,344,687
Healthcare Trust of America Inc. Class A	50,271	1,581,526
Hersha Hospitality Trust[b]	13,517	253,984
Highwoods Properties Inc.	35,276	1,733,110
Hospitality Properties Trust	51,554	1,625,498
Host Hotels & Resorts Inc.[b]	240,079	4,479,874
Hudson Pacific Properties Inc.	49,387	1,710,766
Independence Realty Trust Inc.[b]	9,595	89,905
InfraREIT Inc.[a]	16,808	302,544
Investors Real Estate Trust	63,021	373,714
Invitation Homes Inc.[a]	25,423	554,984
Iron Mountain Inc.	83,923	2,993,533
iStar Inc.[a]	24,534	289,501
Jernigan Capital Inc.	2,290	52,762
Kilroy Realty Corp.	30,007	2,162,905
Kimco Realty Corp.	140,909	3,112,680
Kite Realty Group Trust	23,276	500,434
Lamar Advertising Co. Class A	26,978	2,016,336
LaSalle Hotel Properties	36,227	1,048,772
Lexington Realty Trust	68,540	684,029
Liberty Property Trust	47,701	1,838,874
Life Storage Inc.	16,992	1,395,383
LTC Properties Inc.	12,368	592,427
Macerich Co. (The)	38,848	2,501,811
Mack-Cali Realty Corp.	29,662	799,094
Medical Properties Trust Inc.	106,011	1,366,482
Mid-America Apartment Communities Inc.	38,225	3,889,011
Monmouth Real Estate Investment Corp.[b]	21,319	304,222
Monogram Residential Trust Inc.[b]	53,901	537,393
National Health Investors Inc.	14,127	1,026,044
National Retail Properties Inc.	51,571	2,249,527
National Storage Affiliates Trust	7,659	183,050
New Senior Investment Group Inc.	27,066	276,073
NexPoint Residential Trust Inc.	6,582	159,021
NorthStar Realty Europe Corp.[b]	20,214	234,280
Omega Healthcare Investors Inc.[b]	57,649	1,901,840
One Liberty Properties Inc.	5,069	118,412
Outfront Media Inc.	44,621	1,184,688
Paramount Group Inc.	63,117	1,023,127
Park Hotels & Resorts Inc.	40,088	1,029,059
Parkway Inc.[b]	12,188	242,419
Pebblebrook Hotel Trust[b]	23,489	686,114
Pennsylvania REIT	18,600	281,604
Physicians Realty Trust	52,390	1,040,989
Piedmont Office Realty Trust Inc. Class Ab	47,311	1,011,509
Potlatch Corp.	14,004	639,983
Power REIT[a]	239	1,556
Preferred Apartment Communities Inc. Class Ab	6,786	89,643

34

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Prologis Inc.	168,977	$8,766,527
PS Business Parks Inc.	8,609	987,969
Public Storage	48,013	10,510,526
QTS Realty Trust Inc. Class A	14,373	700,684
Quality Care Properties Inc.[a]	28,954	546,072
RAIT Financial Trust	14,389	46,045
Ramco-Gershenson Properties Trust	24,610	345,032
Rayonier Inc.	38,871	1,101,604
Realty Income Corp.[b]	85,347	5,080,707
Regency Centers Corp.	49,196	3,266,122
Retail Opportunity Investments Corp.[b]	51,984	1,093,223
Retail Properties of America Inc. Class A	76,485	1,102,914
Rexford Industrial Realty Inc.	20,863	469,835
RLJ Lodging Trust	40,821	959,702
Ryman Hospitality Properties Inc.	17,318	1,070,772
Sabra Health Care REIT Inc.[b]	21,084	588,876
Saul Centers Inc.	3,634	223,927
SBA Communications Corp.[a]	39,533	4,758,587
Select Income REIT	21,255	548,166
Senior Housing Properties Trust	74,825	1,515,206
Seritage Growth Properties Class Ab	3,907	168,587
Silver Bay Realty Trust Corp.	11,698	251,156
Simon Property Group Inc.	102,885	17,699,306
SL Green Realty Corp.	32,177	3,430,712
Sotherly Hotels Inc.[b]	3,658	23,411
Spirit Realty Capital Inc.	169,178	1,713,773
STAG Industrial Inc.	30,606	765,762
STORE Capital Corp.	49,809	1,189,439
Summit Hotel Properties Inc.	24,855	397,183
Sun Communities Inc.	23,027	1,849,759
Sunstone Hotel Investors Inc.[b]	70,525	1,081,148
Sutherland Asset Management Corp.	1,973	28,510
Tanger Factory Outlet Centers Inc.	30,509	999,780
Taubman Centers Inc.	20,501	1,353,476
Terreno Realty Corp.[b]	14,770	413,560
Tier REIT Inc.	14,921	259,029
UDR Inc.	86,319	3,129,927
UMH Properties Inc.	8,187	124,524
Uniti Group Inc.[a]	44,520	1,150,842
Universal Health Realty Income Trust	523	33,733
Urban Edge Properties	29,854	785,160
Urstadt Biddle Properties Inc. Class A	2,794	57,445
Ventas Inc.	112,970	7,347,569
VEREIT Inc.	312,424	2,652,480
Vornado Realty Trust	56,187	5,636,118
Washington Prime Group Inc.	59,485	516,925
Washington REIT[b]	24,133	754,880
Weingarten Realty Investors	37,818	1,262,743
Welltower Inc.	116,692	8,264,127
Weyerhaeuser Co.	238,735	8,112,215
Wheeler Real Estate Investment Trust Inc.	5,896	10,200
Whitestone REIT	8,837	122,304
WP Carey Inc.	38,239	2,379,231
Xenia Hotels & Resorts Inc.	35,326	603,015

		316,004,198
FOOD & STAPLES RETAILING — 1.70%
Andersons Inc. (The)	8,641	327,494
Casey’s General Stores Inc.	12,266	1,376,858
Chefs’ Warehouse Inc. (The)[a]	5,979	83,108
Costco Wholesale Corp.	141,461	23,721,595
CVS Health Corp.	331,432	26,017,412

Security	Shares	Value
Ingles Markets Inc. Class A	3,755	$162,028
Kroger Co. (The)	298,402	8,799,875
Natural Grocers by Vitamin Cottage Inc.[a,b]	17,529	182,126
Performance Food Group Co.[a]	23,334	555,349
PriceSmart Inc.	6,299	580,768
Rite Aid Corp.[a]	335,817	1,427,222
Smart & Final Stores Inc.[a,b]	8,746	105,827
SpartanNash Co.	11,917	416,976
Sprouts Farmers Market Inc.[a,b]	45,341	1,048,284
SUPERVALU Inc.[a]	83,571	322,584
Sysco Corp.	164,529	8,542,346
U.S. Foods Holding Corp.[a]	28,698	802,970
United Natural Foods Inc.[a]	15,712	679,230
Village Super Market Inc. Class A	2,381	63,096
Wal-Mart Stores Inc.	485,890	35,022,951
Walgreens Boots Alliance Inc.	276,371	22,952,612
Weis Markets Inc.	6,815	406,515
Whole Foods Market Inc.	101,323	3,011,320

		136,608,546
FOOD PRODUCTS — 1.63%
AdvancePierre Foods Holdings Inc.	20,657	643,879
Alico Inc.	649	17,134
Amplify Snack Brands Inc.[a,b]	9,299	78,112
Arcadia Biosciences Inc.[a,b]	3,181	2,168
Archer-Daniels-Midland Co.	187,821	8,647,279
B&G Foods Inc.	20,853	839,333
Blue Buffalo Pet Products Inc.[a]	30,104	692,392
Bridgford Foods Corp.[a]	641	7,327
Bunge Ltd.	44,973	3,564,560
Cal-Maine Foods Inc.[b]	9,587	352,801
Calavo Growers Inc.	5,137	311,302
Campbell Soup Co.	62,599	3,583,167
Coffee Holding Co. Inc.[a,b]	2,758	12,825
Conagra Brands Inc.	136,042	5,487,934
Darling Ingredients Inc.[a]	53,387	775,179
Dean Foods Co.	29,709	584,079
Farmer Bros. Co.[a]	13	459
Flowers Foods Inc.	59,304	1,151,091
Fresh Del Monte Produce Inc.	11,047	654,314
Freshpet Inc.[a,b]	5,853	64,383
General Mills Inc.	188,327	11,113,176
Hain Celestial Group Inc. (The)[a]	33,005	1,227,786
Hershey Co. (The)	44,858	4,900,736
Hormel Foods Corp.	86,475	2,994,629
Ingredion Inc.	23,575	2,839,137
Inventure Foods Inc.[a,b]	6,202	27,413
J&J Snack Foods Corp.	5,212	706,539
JM Smucker Co. (The)	38,463	5,041,730
John B Sanfilippo & Son Inc.	2,854	208,884
Kellogg Co.	82,865	6,016,828
Kraft Heinz Co. (The)	193,188	17,543,402
Lamb Weston Holdings Inc.	46,887	1,972,067
Lancaster Colony Corp.	6,595	849,700
Landec Corp.[a,b]	8,788	105,456
Lifeway Foods Inc.[a,b]	2,168	23,263
Limoneira Co.	3,636	76,029
McCormick & Co. Inc./MD	36,438	3,554,527
Mead Johnson Nutrition Co.	58,940	5,250,375
Mondelez International Inc. Class A	496,094	21,371,729
Omega Protein Corp.	6,730	134,936
Pilgrim’s Pride Corp.[b]	14,930	336,000

35

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Pinnacle Foods Inc.	38,535	$2,230,020
Post Holdings Inc.[a]	20,659	1,808,076
RiceBran Technologies[a]	2,843	2,388
Rocky Mountain Chocolate Factory Inc.	2,128	24,004
S&W Seed Co.[a,b]	3,885	19,231
Sanderson Farms Inc.	6,195	643,289
Seaboard Corp.	76	316,879
Seneca Foods Corp. Class Aa,b	2,261	81,622
Seneca Foods Corp. Class Ba	117	4,387
Snyder’s-Lance Inc.	26,006	1,048,302
Tootsie Roll Industries Inc.[b]	6,049	225,923
TreeHouse Foods Inc.[a]	17,957	1,520,240
Tyson Foods Inc. Class A	95,908	5,918,483
WhiteWave Foods Co. (The)[a]	56,571	3,176,462

		130,783,366
GAS UTILITIES — 0.19%
Atmos Energy Corp.	32,726	2,585,027
Chesapeake Utilities Corp.	5,352	370,358
Delta Natural Gas Co. Inc.	2,661	80,761
Gas Natural Inc.	3,138	39,853
National Fuel Gas Co.	30,419	1,813,581
New Jersey Resources Corp.	27,201	1,077,160
Northwest Natural Gas Co.	8,817	521,085
ONE Gas Inc.	17,155	1,159,678
RGC Resources Inc.	1,246	27,412
South Jersey Industries Inc.	24,683	879,949
Southwest Gas Holdings Inc.	15,055	1,248,210
Spire Inc.	15,385	1,038,487
UGI Corp.	55,730	2,753,062
WGL Holdings Inc.	15,670	1,293,245

		14,887,868
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
Abaxis Inc.	6,578	319,033
Abbott Laboratories	561,362	24,930,086
ABIOMED Inc.[a]	11,770	1,473,604
Accuray Inc.[a,b]	25,950	123,262
Aethlon Medical Inc.[a]	2,382	7,742
Akers Biosciences Inc.[a,b]	680	1,224
Alere Inc.[a]	25,635	1,018,479
Align Technology Inc.[a]	22,890	2,625,712
Alliqua BioMedical Inc.[a]	8,168	4,122
Alphatec Holdings Inc.[a]	2,181	5,082
Amedica Corp.[a,b]	3,225	1,322
Analogic Corp.	3,665	278,173
AngioDynamics Inc.[a]	8,749	151,795
Anika Therapeutics Inc.[a,b]	5,125	222,630
Antares Pharma Inc.[a]	47,025	133,551
Apollo Endosurgery Inc.[a,b]	72	910
Atossa Genetics Inc.[a,b]	639	486
AtriCure Inc.[a,b]	8,784	168,214
Atrion Corp.	276	129,223
Avinger Inc.[a,b]	2,149	4,083
AxoGen Inc.[a,b]	8,110	84,749
Baxter International Inc.	157,721	8,179,411
Becton Dickinson and Co.	68,375	12,542,710
Biolase Inc.[a]	15,133	20,430
BioLife Solutions Inc.[a]	3,050	6,375
Boston Scientific Corp.[a]	437,931	10,891,344
Bovie Medical Corp.[a]	8,740	23,336

Security	Shares	Value
Cantel Medical Corp.	11,644	$932,684
Capnia Inc.[a]	2,088	1,421
Cardiovascular Systems Inc.[a]	9,205	260,271
CAS Medical Systems Inc.[a]	8,633	12,518
Cerus Corp.[a,b]	33,271	148,056
Cesca Therapeutics Inc.[a,b]	272	884
Chembio Diagnostics Inc.[a,b]	2,857	15,142
Cogentix Medical Inc.[a]	8,822	15,880
ConforMIS Inc.[a]	3,021	15,770
CONMED Corp.	8,568	380,505
Cooper Companies Inc. (The)	16,715	3,341,161
Corindus Vascular Robotics Inc.[a,b]	27,024	35,401
CR Bard Inc.	23,666	5,881,948
CryoLife Inc.[a]	8,259	137,512
Cryoport Inc.[a,b]	2,880	6,797
Cutera Inc.[a]	3,879	80,295
CytoSorbents Corp.[a]	5,728	25,776
Danaher Corp.	197,113	16,859,075
Daxor Corp.	131	942
Delcath Systems Inc.[a,b]	264	23
DENTSPLY SIRONA Inc.	77,539	4,841,535
DexCom Inc.[a]	26,713	2,263,392
Dextera Surgical Inc.[a,b]	5,082	5,387
Edwards Lifesciences Corp.[a]	68,707	6,463,267
Electromed Inc.[a]	2,128	10,491
Endologix Inc.[a,b]	23,212	168,055
Entellus Medical Inc.[a]	2,314	31,933
EnteroMedics Inc.[a,b]	27	156
Exactech Inc.[a]	3,149	79,355
Fonar Corp.[a]	2,303	40,418
GenMark Diagnostics Inc.[a,b]	14,090	180,634
Glaukos Corp.[a,b]	2,311	118,554
Globus Medical Inc. Class Aa,b	23,463	694,974
Haemonetics Corp.[a]	15,640	634,515
Halyard Health Inc.[a]	15,056	573,483
Hill-Rom Holdings Inc.	21,411	1,511,617
Hologic Inc.[a]	92,039	3,916,259
ICU Medical Inc.[a,b]	5,162	788,237
IDEXX Laboratories Inc.[a]	28,902	4,468,538
Inogen Inc.[a]	6,096	472,806
InspireMD Inc.[a]	56	55
Insulet Corp.[a]	18,245	786,177
Integer Holdings Corp.[a]	8,645	347,529
Integra LifeSciences Holdings Corp.[a,b]	17,536	738,792
Intuitive Surgical Inc.[a,b]	11,934	9,147,053
Invacare Corp.	9,149	108,873
InVivo Therapeutics Holdings Corp.[a,b]	8,727	35,344
Invuity Inc.[a,b]	832	6,614
iRadimed Corp.[a,b]	2,074	18,459
IRIDEX Corp.[a,b]	2,769	32,868
K2M Group Holdings Inc.[a,b]	8,160	167,362
Kewaunee Scientific Corp.	262	6,039
Lantheus Holdings Inc.[a]	3,884	48,550
LeMaitre Vascular Inc.	3,713	91,451
LivaNova PLC[a,b]	14,254	698,589
Masimo Corp.[a]	14,375	1,340,612
Medovex Corp.[a,b]	5,147	7,875
Medtronic PLC	444,818	35,834,538
Meridian Bioscience Inc.	12,752	175,978
Merit Medical Systems Inc.[a]	14,213	410,756
MGC Diagnostics Corp.	794	6,630
Microbot Medical Inc.[a,b]	263	1,541
Milestone Scientific Inc.[a]	3,679	4,967

36

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Misonix Inc.[a,b]	2,265	$26,500
Natus Medical Inc.[a]	10,998	431,671
Neogen Corp.[a]	15,611	1,023,301
NeuroMetrix Inc.[a]	864	536
Nevro Corp.[a,b]	8,372	784,456
NuVasive Inc.[a]	14,870	1,110,492
Nuvectra Corp.[a]	2,793	19,076
NxStage Medical Inc.[a]	18,638	500,058
OraSure Technologies Inc.[a]	17,895	231,382
Orthofix International NVa	5,957	227,260
Penumbra Inc.[a]	8,913	743,790
PhotoMedex Inc.[a,b]	547	968
Presbia PLC[a]	1,019	3,200
Pro-Dex Inc.[a]	613	2,850
Quidel Corp.[a,b]	9,052	204,937
ResMed Inc.	47,935	3,449,882
Retractable Technologies Inc.[a]	3,732	4,143
Rockwell Medical Inc.[a,b]	20,284	126,978
Roka Bioscience Inc.[a]	126	449
RTI Surgical Inc.[a]	18,589	74,356
SeaSpine Holdings Corp.[a]	2,928	22,985
Second Sight Medical Products Inc.[a,b]	5,300	6,413
Senseonics Holdings Inc.[a]	5,057	9,052
Sientra Inc.[a,b]	3,072	25,866
Skyline Medical Inc.[a,b]	57	120
Span-America Medical Systems Inc.	598	12,797
Spectranetics Corp. (The)[a]	14,001	407,779
STAAR Surgical Co.[a,b]	9,017	88,367
STERIS PLC	29,932	2,079,077
Strata Skin Sciences Inc.[a]	5,838	3,532
Stryker Corp.	101,501	13,362,607
Sunshine Heart Inc.[a,b]	190	346
Surmodics Inc.[a]	3,767	90,596
Tandem Diabetes Care Inc.[a]	6,173	7,408
TearLab Corp.[a]	1,007	2,860
Teleflex Inc.	14,373	2,784,481
TransEnterix Inc.[a,b]	19,995	24,194
Unilife Corp.[a,b]	3,808	6,512
Utah Medical Products Inc.	754	46,974
Varex Imaging Corp.[a]	12,691	426,418
Varian Medical Systems Inc.[a]	31,719	2,890,552
Vermillion Inc.[a,b]	8,226	17,192
ViewRay Inc.[a]	3,731	31,751
VolitionRx Ltd.[a,b]	3,671	14,757
West Pharmaceutical Services Inc.	23,540	1,921,099
Wright Medical Group NVa,b	33,007	1,027,178
Xtant Medical Holdings Inc.[a,b]	1,455	895
Zeltiq Aesthetics Inc.[a]	11,140	619,495
Zimmer Biomet Holdings Inc.	65,017	7,939,226
Zosano Pharma Corp.[a]	2,895	5,501

		211,621,722
HEALTH CARE PROVIDERS & SERVICES — 2.45%
AAC Holdings Inc.[a]	2,813	23,995
Acadia Healthcare Co. Inc.[a,b]	28,925	1,261,130
Aceto Corp.	9,112	144,061
Adcare Health Systems Inc.[a]	5,853	7,492
Addus HomeCare Corp.[a]	2,335	74,720
Adeptus Health Inc. Class Aa,b	3,759	6,766
Aetna Inc.	114,424	14,594,781
Air Methods Corp.[a]	11,655	501,165
Alliance HealthCare Services Inc.[a]	3,216	32,964

Security	Shares	Value
Almost Family Inc.[a]	2,823	$137,198
Amedisys Inc.[a]	8,940	456,745
American Renal Associates Holdings Inc.[a,b]	2,803	47,315
American Shared Hospital Services[a]	709	3,083
AmerisourceBergen Corp.	54,019	4,780,681
AMN Healthcare Services Inc.[a]	15,213	617,648
Anthem Inc.	85,385	14,120,971
BioScrip Inc.[a,b]	21,814	37,084
BioTelemetry Inc.[a]	8,872	256,844
Brookdale Senior Living Inc.[a]	51,199	687,603
Capital Senior Living Corp.[a,b]	8,896	125,078
Cardinal Health Inc.	100,510	8,196,590
Centene Corp.[a]	54,208	3,862,862
Chemed Corp.	5,610	1,024,891
Cigna Corp.	83,589	12,244,953
Civitas Solutions Inc.[a,b]	5,842	107,201
Community Health Systems Inc.[a]	35,642	316,144
CorVel Corp.[a]	3,102	134,937
Cross Country Healthcare Inc.[a,b]	10,992	157,845
DaVita Inc.[a]	49,829	3,386,877
Digirad Corp.	6,221	32,971
Diplomat Pharmacy Inc.[a,b]	11,666	186,073
Diversicare Healthcare Services Inc.	2,094	21,170
Ensign Group Inc. (The)	15,023	282,432
Envision Healthcare Corp.[a,b]	38,947	2,388,230
Express Scripts Holding Co.[a]	196,193	12,931,081
Five Star Senior Living Inc.[a]	2,456	5,280
Genesis Healthcare Inc.[a]	8,260	21,806
HCA Holdings Inc.[a]	93,473	8,318,162
HealthEquity Inc.[a]	15,203	645,367
HealthSouth Corp.	29,528	1,264,094
Henry Schein Inc.[a]	25,596	4,350,552
Hooper Holmes Inc.[a]	778	652
Humana Inc.	48,270	9,950,378
InfuSystems Holdings Inc.[a]	5,822	13,391
Interpace Diagnostics Group Inc.[a,b]	271	713
Joint Corp. (The)[a,b]	2,745	11,529
Kindred Healthcare Inc.	35,645	297,636
Laboratory Corp. of America Holdings[a]	33,111	4,750,435
Landauer Inc.	3,020	147,225
LHC Group Inc.[a]	3,733	201,209
LifePoint Health Inc.[a]	14,276	935,078
Magellan Health Inc.[a]	8,320	574,496
McKesson Corp.	68,905	10,215,855
MEDNAX Inc.[a]	29,747	2,063,847
Molina Healthcare Inc.[a]	13,975	637,260
National Healthcare Corp.	3,376	240,709
National Research Corp. Class A	2,928	57,682
National Research Corp. Class B	194	7,644
Owens & Minor Inc.	24,573	850,226
Patterson Companies Inc.	30,502	1,379,605
PharMerica Corp.[a]	9,674	226,372
Premier Inc.[a]	14,815	471,561
Providence Service Corp. (The)[a]	3,689	163,939
Psychemedics Corp.	2,152	43,148
Quest Diagnostics Inc.	45,273	4,445,356
Quorum Health Corp.[a]	9,286	50,516
RadNet Inc.[a]	9,793	57,779
Select Medical Holdings Corp.[a]	32,932	439,642
Sharps Compliance Corp.[a]	3,589	17,084
Surgery Partners Inc.[a]	5,127	99,976
Teladoc Inc.[a,b]	20,822	520,550
Tenet Healthcare Corp.[a,b]	25,631	453,925

37

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Tivity Health Inc.[a]	9,703	$282,357
Triple-S Management Corp. Class Ba	8,060	141,614
U.S. Physical Therapy Inc.	3,665	239,324
UnitedHealth Group Inc.	310,676	50,953,971
Universal American Corp.[a]	17,787	177,336
Universal Health Services Inc. Class B	30,445	3,788,880
VCA Inc.[a]	26,074	2,385,771
WellCare Health Plans Inc.[a]	14,461	2,027,577

		197,119,090
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	59,615	755,918
athenahealth Inc.[a,b]	14,623	1,647,866
Castlight Health Inc.[a]	12,760	46,574
Cerner Corp.[a,b]	95,466	5,618,174
Computer Programs & Systems Inc.[b]	3,134	87,752
Connecture Inc.[a,b]	2,681	2,869
Cotiviti Holdings Inc.[a]	4,134	172,099
Evolent Health Inc.[a]	3,644	81,261
HealthStream Inc.[a]	8,125	196,869
HMS Holdings Corp.[a]	26,975	548,402
HTG Molecular Diagnostics Inc.[a,b]	2,145	14,843
Icad Inc.[a]	3,819	18,369
Inovalon Holdings Inc.[a,b]	21,238	267,599
Medidata Solutions Inc.[a]	18,057	1,041,708
Micron Solutions Inc.[a]	620	2,492
Omnicell Inc.[a]	11,617	472,231
Quality Systems Inc.[a]	14,247	217,124
Simulations Plus Inc.	3,117	36,625
Streamline Health Solutions Inc.[a]	6,853	6,990
Veeva Systems Inc.[a]	34,678	1,778,288
Vocera Communications Inc.[a,b]	8,106	201,272

		13,215,325
HOTELS, RESTAURANTS & LEISURE — 1.98%
Aramark	77,512	2,857,867
Ark Restaurants Corp.	295	7,461
Bagger Daves Burger Tavern Inc.[a]	3,276	197
Belmond Ltd. Class Aa	27,554	333,403
Biglari Holdings Inc.[a]	199	85,964
BJ’s Restaurants Inc.[a]	8,176	330,310
Bloomin’ Brands Inc.	37,819	746,169
Bob Evans Farms Inc./DE	6,235	404,464
Bojangles’ Inc.[a,b]	2,770	56,785
Bowl America Inc.	686	9,947
Boyd Gaming Corp.[a]	26,459	582,363
Bravo Brio Restaurant Group Inc.[a]	5,122	26,122
Brinker International Inc.	17,940	788,642
Buffalo Wild Wings Inc.[a]	4,445	678,974
Caesars Entertainment Corp.[a,b]	13,969	133,404
Canterbury Park Holding Corp.	598	6,189
Carnival Corp.	135,919	8,006,988
Carrols Restaurant Group Inc.[a]	11,124	157,405
Century Casinos Inc.[a]	6,590	49,820
Chanticleer Holdings Inc.[a,b]	9,628	3,466
Cheesecake Factory Inc. (The)	14,637	927,400
Chipotle Mexican Grill Inc.[a,b]	9,164	4,082,745
Choice Hotels International Inc.	11,594	725,784
Churchill Downs Inc.	3,561	565,665
Chuy’s Holdings Inc.[a]	5,665	168,817
ClubCorp Holdings Inc.	20,690	332,075

Security	Shares	Value
Cracker Barrel Old Country Store Inc.[b]	8,931	$1,422,262
Darden Restaurants Inc.	38,957	3,259,532
Dave & Buster’s Entertainment Inc.[a]	12,097	739,006
Del Frisco’s Restaurant Group Inc.[a]	8,048	145,266
Del Taco Restaurants Inc.[a]	8,673	115,004
Denny’s Corp.[a]	25,994	321,546
DineEquity Inc.	5,675	308,834
Diversified Restaurant Holdings Inc.[a]	3,817	8,779
Domino’s Pizza Inc.	15,613	2,877,476
Dover Downs Gaming & Entertainment Inc.[a]	5,660	5,943
Dover Motorsports Inc.	5,700	12,540
Drive Shack Inc.	21,149	87,768
Dunkin’ Brands Group Inc.	29,555	1,616,067
El Pollo Loco Holdings Inc.[a,b]	6,266	74,879
Eldorado Resorts Inc.[a,b]	6,736	127,479
Empire Resorts Inc.[a,b]	635	15,399
Extended Stay America Inc.	32,334	515,404
Famous Dave’s of America Inc.[a]	2,329	8,967
Fiesta Restaurant Group Inc.[a]	11,425	276,485
Flanigan’s Enterprises Inc.	198	4,802
Fogo De Chao Inc.[a]	2,109	34,271
Full House Resorts Inc.[a]	4,630	11,251
Gaming Partners International Corp.	825	8,250
Golden Entertainment Inc.	2,905	38,433
Good Times Restaurants Inc.[a,b]	3,594	11,321
Habit Restaurants Inc. (The)[a]	3,589	63,525
Hilton Grand Vacations Inc.[a]	18,500	530,210
Hilton Worldwide Holdings Inc.	62,177	3,634,867
Hyatt Hotels Corp. Class Aa,b	13,748	742,117
ILG Inc.	35,811	750,599
International Speedway Corp. Class A	6,394	236,258
Intrawest Resorts Holdings Inc.[a]	5,089	127,276
Isle of Capri Casinos Inc.[a]	8,045	212,066
J Alexander’s Holdings Inc.[a]	5,192	52,180
Jack in the Box Inc.	11,007	1,119,632
Jamba Inc.[a,b]	5,673	51,341
Kona Grill Inc.[a,b]	3,119	19,650
La Quinta Holdings Inc.[a]	27,033	365,486
Las Vegas Sands Corp.	115,462	6,589,416
Lindblad Expeditions Holdings Inc.[a]	5,875	52,640
Luby’s Inc.[a,b]	6,562	20,408
Marcus Corp. (The)	5,978	191,894
Marriott International Inc./MD Class A	103,783	9,774,283
Marriott Vacations Worldwide Corp.	8,320	831,418
McDonald’s Corp.	264,418	34,271,217
MGM Resorts International	158,393	4,339,968
Monarch Casino & Resort Inc.[a]	3,169	93,612
Nathan’s Famous Inc.[a]	709	44,419
Nevada Gold & Casinos Inc.[a,b]	5,083	10,827
Noodles & Co.[a,b]	6,252	35,949
Norwegian Cruise Line Holdings Ltd.[a]	52,708	2,673,877
ONE Group Hospitality Inc. (The)[a,b]	5,247	9,969
Panera Bread Co. Class Aa,b	6,804	1,781,764
Papa John’s International Inc.[b]	9,009	721,080
Papa Murphy’s Holdings Inc.[a,b]	12,436	59,320
Peak Resorts Inc.	3,605	20,368
Penn National Gaming Inc.[a]	23,225	428,037
Pinnacle Entertainment Inc.[a,b]	20,215	394,597
Planet Fitness Inc. Class A	15,664	301,845
Potbelly Corp.[a]	8,133	113,049
Rave Restaurant Group Inc.[a,b]	2,720	6,038
RCI Hospitality Holdings Inc.	3,103	53,744
Red Lion Hotels Corp.[a,b]	6,177	43,548

38

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Red Robin Gourmet Burgers Inc.[a]	3,863	$225,792
Red Rock Resorts Inc. Class A	8,934	198,156
Royal Caribbean Cruises Ltd.	54,270	5,324,430
Ruby Tuesday Inc.[a,b]	20,144	56,605
Ruth’s Hospitality Group Inc.	11,266	225,883
Scientific Games Corp. Class Aa	15,564	368,089
SeaWorld Entertainment Inc.	21,017	383,981
Shake Shack Inc. Class Aa	3,840	128,256
Six Flags Entertainment Corp.	27,364	1,627,884
Sonic Corp.	15,517	393,511
Speedway Motorsports Inc.	3,275	61,701
Starbucks Corp.	473,008	27,618,937
Texas Roadhouse Inc.	20,457	910,950
Town Sports International Holdings Inc.[a]	8,803	31,251
Vail Resorts Inc.	12,508	2,400,285
Wendy’s Co. (The)	68,748	935,660
Wingstop Inc.	5,874	166,117
Wyndham Worldwide Corp.	35,829	3,020,026
Wynn Resorts Ltd.	26,402	3,025,933
Yum! Brands Inc.	108,091	6,907,015
Zoe’s Kitchen Inc.[a,b]	6,027	111,500

		159,005,846
HOUSEHOLD DURABLES — 0.55%
AV Homes Inc.[a,b]	3,218	52,936
Bassett Furniture Industries Inc.	6,767	182,032
Beazer Homes USA Inc.[a,b]	8,669	105,155
CalAtlantic Group Inc.	23,961	897,339
Cavco Industries Inc.[a]	2,819	328,132
Century Communities Inc.[a]	5,069	128,753
Comstock Holding Companies Inc.[a]	285	607
CSS Industries Inc.	2,889	74,883
CTI Industries Corp.[a]	230	1,277
Dixie Group Inc. (The)[a]	5,142	18,511
DR Horton Inc.	111,196	3,703,939
Emerson Radio Corp.[a]	6,036	8,209
Ethan Allen Interiors Inc.	8,667	265,644
Flexsteel Industries Inc.	13	655
Garmin Ltd.	36,091	1,844,611
GoPro Inc. Class Aa,b	32,144	279,653
Green Brick Partners Inc.[a,b]	8,750	87,062
Helen of Troy Ltd.[a]	8,908	839,134
Hooker Furniture Corp.	3,681	114,295
Hovnanian Enterprises Inc. Class Aa	39,537	89,749
Installed Building Products Inc.[a]	5,662	298,670
iRobot Corp.[a,b]	9,046	598,302
KB Home	27,089	538,529
La-Z-Boy Inc.	15,587	420,849
Leggett & Platt Inc.	42,522	2,139,707
Lennar Corp. Class A	62,361	3,192,260
Lennar Corp. Class B	3,077	128,619
LGI Homes Inc.[a,b]	5,377	182,334
Libbey Inc.	6,622	96,549
Lifetime Brands Inc.	3,275	65,827
Live Ventures Inc.[a]	631	10,033
M/I Homes Inc.[a]	8,166	200,067
MDC Holdings Inc.	13,755	413,338
Meritage Homes Corp.[a]	11,806	434,461
Mohawk Industries Inc.[a]	20,582	4,723,363
NACCO Industries Inc. Class A	14	977
New Home Co. Inc. (The)[a]	3,823	39,989
Newell Brands Inc.	157,869	7,446,681

Security	Shares	Value
Nova Lifestyle Inc.[a,b]	6,044	$10,033
NVR Inc.[a]	1,073	2,260,682
P&F Industries Inc. Class A	689	4,789
PulteGroup Inc.	101,285	2,385,262
Skyline Corp.[a]	3,083	29,042
Stanley Furniture Co. Inc.	5,698	4,444
Taylor Morrison Home Corp. Class Aa	11,067	235,948
Tempur Sealy International Inc.[a,b]	17,070	793,072
Toll Brothers Inc.[a]	49,671	1,793,620
TopBuild Corp.[a]	12,529	588,863
TRI Pointe Group Inc.[a]	47,635	597,343
Tupperware Brands Corp.	15,776	989,471
Turtle Beach Corp.[a]	5,774	5,225
UCP Inc. Class Aa	2,784	28,258
Universal Electronics Inc.[a,b]	2,812	192,622
Vuzix Corp.[a,b]	3,835	23,777
Whirlpool Corp.	24,112	4,131,109
William Lyon Homes Class Aa,b	5,973	123,163
ZAGG Inc.[a,b]	9,067	65,282

		44,215,136
HOUSEHOLD PRODUCTS — 1.55%
Central Garden & Pet Co.[a,b]	3,124	115,807
Central Garden & Pet Co. Class Aa	14,152	491,357
Church & Dwight Co. Inc.	84,124	4,195,264
Clorox Co. (The)	41,538	5,600,569
Colgate-Palmolive Co.	284,791	20,843,853
Energizer Holdings Inc.	20,276	1,130,387
HRG Group Inc.[a]	38,736	748,379
Kimberly-Clark Corp.	115,595	15,215,770
Ocean Bio-Chem Inc.	728	3,385
Oil-Dri Corp. of America	2,117	78,901
Orchids Paper Products Co.[b]	2,958	70,992
Procter & Gamble Co. (The)	826,880	74,295,168
Spectrum Brands Holdings Inc.	8,089	1,124,452
WD-40 Co.	4,981	542,680

		124,456,964
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	211,312	2,362,468
American DG Energy Inc.[a]	8,989	2,743
Calpine Corp.[a,b]	111,761	1,234,959
Dynegy Inc.[a,b]	26,327	206,930
NRG Energy Inc.	103,352	1,932,682
NRG Yield Inc. Class A	11,264	195,881
NRG Yield Inc. Class C	20,121	356,142
Ormat Technologies Inc.	11,484	655,507
Pattern Energy Group Inc.	20,255	407,733
TerraForm Global Inc. Class A	15,537	74,578
TerraForm Power Inc.[a]	24,055	297,560
U.S. Geothermal Inc.[a]	6,291	25,730
Vivint Solar Inc.[a,b]	6,175	17,290

		7,770,203
INDUSTRIAL CONGLOMERATES — 2.01%
3M Co.	193,143	36,954,050
Carlisle Companies Inc.	20,711	2,203,858
General Electric Co.	2,825,134	84,188,993
Honeywell International Inc.	246,658	30,800,184
Raven Industries Inc.	11,860	344,533
Roper Technologies Inc.	32,559	6,723,108

		161,214,726

39

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
INSURANCE — 2.95%
1347 Property Insurance Holdings Inc.[a]	2,194	$17,662
Aflac Inc.	133,852	9,693,562
Alleghany Corp.[a]	3,384	2,080,009
Allied World Assurance Co. Holdings AG	29,678	1,575,902
Allstate Corp. (The)	120,620	9,829,324
American Equity Investment Life Holding Co.	11,264	266,168
American Financial Group Inc./OH	27,071	2,583,115
American International Group Inc.	303,484	18,946,506
American National Insurance Co.	2,968	350,313
AMERISAFE Inc.	6,027	391,152
AmTrust Financial Services Inc.	32,118	592,898
Aon PLC	85,464	10,143,722
Arch Capital Group Ltd.[a]	42,787	4,054,924
Argo Group International Holdings Ltd.	11,172	757,462
Arthur J Gallagher & Co.	56,613	3,200,899
Aspen Insurance Holdings Ltd.	18,076	940,856
Assurant Inc.	20,453	1,956,739
Assured Guaranty Ltd.	44,477	1,650,541
Athene Holding Ltd. Class Aa,b	12,333	616,527
Atlantic American Corp.	749	2,996
Atlas Financial Holdings Inc.[a]	3,148	42,970
Axis Capital Holdings Ltd.	30,611	2,051,855
Baldwin & Lyons Inc. Class A	175	4,060
Baldwin & Lyons Inc. Class B	2,839	69,414
Blue Capital Reinsurance Holdings Ltd.	2,241	43,251
Brown & Brown Inc.	36,532	1,524,115
Chubb Ltd.	151,343	20,620,484
Cincinnati Financial Corp.	47,683	3,446,050
Citizens Inc./TXa,b	14,800	109,964
CNA Financial Corp.	8,785	388,033
CNO Financial Group Inc.	41,242	845,461
Conifer Holdings Inc.[a,b]	833	5,956
Crawford & Co. Class A	5,799	47,204
Crawford & Co. Class B	3,662	36,730
Donegal Group Inc. Class A	2,705	47,662
eHealth Inc.[a]	5,734	69,037
EMC Insurance Group Inc.	2,794	78,400
Employers Holdings Inc.	14,436	547,846
Enstar Group Ltd.[a]	3,619	692,315
Erie Indemnity Co. Class A	8,044	986,999
Everest Re Group Ltd.	9,504	2,222,130
FBL Financial Group Inc. Class A	14	916
Federated National Holding Co.	3,761	65,554
Fidelity & Guaranty Life[b]	14,953	415,693
First Acceptance Corp.[a]	6,002	8,103
First American Financial Corp.	35,708	1,402,610
FNF Group	98,070	3,818,846
Genworth Financial Inc. Class Aa	90,080	371,130
Global Indemnity Ltd.[a]	2,888	111,159
Greenlight Capital Re Ltd. Class Aa,b	9,589	211,917
Hallmark Financial Services Inc.[a]	5,104	56,399
Hanover Insurance Group Inc. (The)	14,469	1,303,078
Hartford Financial Services Group Inc. (The)	125,463	6,031,006
HCI Group Inc.	2,144	97,724
Health Insurance Innovations Inc.[a,b]	2,815	45,040
Heritage Insurance Holdings Inc.	8,275	105,672
Horace Mann Educators Corp.	12,619	518,010
Independence Holding Co.	2,706	50,332

Security	Shares	Value
Infinity Property & Casualty Corp.	3,014	$287,837
Investors Title Co.	321	50,766
James River Group Holdings Ltd.	5,256	225,272
Kemper Corp.	15,491	618,091
Kingstone Companies Inc.	2,199	35,074
Lincoln National Corp.	75,044	4,911,630
Loews Corp.	89,761	4,198,122
Maiden Holdings Ltd.	14,308	200,312
Markel Corp.[a]	4,807	4,690,959
Marsh & McLennan Companies Inc.	166,875	12,330,394
MBIA Inc.[a]	42,445	359,509
Mercury General Corp.	11,774	718,096
MetLife Inc.	354,332	18,715,816
National General Holdings Corp.	18,457	438,538
National Security Group Inc. (The)	249	4,004
National Western Life Group Inc.[b]	423	128,660
Navigators Group Inc. (The)	10,808	586,874
Old Republic International Corp.	80,672	1,652,163
OneBeacon Insurance Group Ltd. Class A	8,034	128,544
Patriot National Inc.[a,b]	3,057	8,621
Primerica Inc.	10,229	840,824
Principal Financial Group Inc.	86,727	5,473,341
ProAssurance Corp.	14,488	872,902
Progressive Corp. (The)	189,874	7,439,263
Prudential Financial Inc.	139,625	14,895,195
Reinsurance Group of America Inc.	22,121	2,808,925
RenaissanceRe Holdings Ltd.	7,067	1,022,242
RLI Corp.	12,805	768,556
Safety Insurance Group Inc.	2,690	188,569
Selective Insurance Group Inc.	18,564	875,293
State Auto Financial Corp.	5,185	142,328
State National Companies Inc.	9,686	139,478
Stewart Information Services Corp.	5,293	233,845
Third Point Reinsurance Ltd.[a,b]	20,007	242,085
Torchmark Corp.	35,964	2,770,667
Travelers Companies Inc. (The)	91,759	11,060,630
Trupanion Inc.[a,b]	5,053	71,854
Unico American Corp.[a,b]	619	5,911
United Fire Group Inc.	5,340	228,392
United Insurance Holdings Corp.	4,435	70,738
Universal Insurance Holdings Inc.	9,374	229,663
Unum Group	77,223	3,620,986
Validus Holdings Ltd.	27,309	1,539,955
White Mountains Insurance Group Ltd.	1,539	1,354,135
Willis Towers Watson PLC	42,398	5,549,474
WMIH Corp.[a,b]	32,503	47,129
WR Berkley Corp.	32,213	2,275,204
XL Group Ltd.	91,246	3,637,066

		236,838,334
INTERNET & DIRECT MARKETING RETAIL — 2.21%
1-800-Flowers.com Inc. Class Aa	5,280	53,856
Amazon.com Inc.[a]	128,410	113,840,601
CafePress Inc.[a]	2,721	8,217
Duluth Holdings Inc.[a,b]	2,571	54,737
Etsy Inc.[a,b]	22,959	244,054
EVINE Live Inc.[a]	14,609	18,700
Expedia Inc.	39,029	4,924,289
FTD Companies Inc.[a,b]	5,912	119,068
Gaia Inc.[a,b]	5,814	57,849
Groupon Inc.[a,b]	136,084	534,810
HSN Inc.	9,712	360,315

40

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
JRjr33 Inc.[a]	3,739	$1,683
Lands’ End Inc.[a,b]	5,699	122,244
Liberty Expedia Holdings Inc. Class Aa,b	18,903	859,708
Liberty Interactive Corp. QVC Group Series Aa	136,477	2,732,270
Liberty TripAdvisor Holdings Inc. Class Aa	22,907	322,989
Liberty Ventures Series Aa	30,126	1,340,004
Netflix Inc.[a]	139,004	20,546,181
NutriSystem Inc.	9,055	502,552
Overstock.com Inc.[a,b]	5,275	90,730
PetMed Express Inc.	10,070	202,810
Priceline Group Inc. (The)[a,b]	15,909	28,317,543
Shutterfly Inc.[a,b]	11,497	555,190
TripAdvisor Inc.[a]	36,336	1,568,262
U.S. Auto Parts Network Inc.[a]	5,656	18,948
Wayfair Inc. Class Aa,b	8,684	351,615

		177,749,225
INTERNET SOFTWARE & SERVICES — 4.04%
2U Inc.[a,b]	11,328	449,269
Actua Corp.[a]	11,854	166,549
Akamai Technologies Inc.[a]	56,430	3,368,871
Alarm.com Holdings Inc.[a]	2,689	82,660
Alphabet Inc. Class Aa	96,288	81,632,966
Alphabet Inc. Class Ca	95,830	79,496,735
Amber Road Inc.[a,b]	3,711	28,649
Angie’s List Inc.[a,b]	14,260	81,282
Appfolio Inc.[a]	3,112	84,646
ARI Network Services Inc.[a]	3,757	19,536
Autobytel Inc.[a]	1,637	20,512
Bankrate Inc.[a]	18,004	173,739
Bazaarvoice Inc.[a,b]	20,829	89,565
Benefitfocus Inc.[a,b]	3,737	104,449
Blucora Inc.[a]	12,700	219,710
Box Inc. Class Aa	14,975	244,242
Brightcove Inc.[a]	11,104	98,826
BroadVision Inc.[a]	885	4,292
Carbonite Inc.[a]	6,002	121,841
Care.com Inc.[a,b]	3,839	48,026
ChannelAdvisor Corp.[a]	8,049	89,746
Cornerstone OnDemand Inc.[a]	15,440	600,462
CoStar Group Inc.[a]	11,210	2,322,936
Determine Inc.[a]	2,781	9,511
DHI Group Inc.[a]	12,789	50,517
eBay Inc.[a,b]	328,542	11,029,155
eGain Corp.[a,b]	5,923	8,588
Endurance International Group Holdings Inc.[a,b]	20,213	158,672
Envestnet Inc.[a,b]	12,098	390,765
Facebook Inc. Class Aa	763,665	108,478,613
Five9 Inc.[a]	8,732	143,729
FunctionX Inc.[a,b]	50	28
Glowpoint Inc.[a]	5,233	1,539
GoDaddy Inc. Class Aa,b	14,066	533,101
Gogo Inc.[a,b]	15,036	165,396
GrubHub Inc.[a,b]	29,000	953,810
GTT Communications Inc.[a,b]	8,799	214,256
Hortonworks Inc.[a,b]	12,001	117,730
IAC/InterActiveCorp[a]	24,494	1,805,698
Instructure Inc.[a,b]	2,338	54,709
Internap Corp.[a]	17,865	66,458
Inuvo Inc.[a]	6,861	8,851
iPass Inc.[a]	17,676	20,681
Issuer Direct Corp.	318	3,434

Security	Shares	Value
IZEA Inc.[a,b]	2,554	$10,727
j2 Global Inc.	17,325	1,453,741
Leaf Group Ltd.[a]	3,840	28,800
Limelight Networks Inc.[a]	20,815	53,703
Liquidity Services Inc.[a]	8,509	68,072
LivePerson Inc.[a]	15,175	103,949
LogMeIn Inc.	17,180	1,675,050
Marchex Inc. Class Ba	9,000	24,480
Marin Software Inc.[a]	8,640	15,552
Match Group Inc.[a,b]	12,487	203,913
MaxPoint Interactive Inc.[a]	517	3,288
Meet Group Inc. (The)[a]	12,744	75,062
Net Element Inc.[a,b]	518	482
New Relic Inc.[a]	15,697	581,888
NIC Inc.	18,754	378,831
Numerex Corp. Class Aa	3,881	18,512
Nutanix Inc. Class Aa,b	6,086	114,234
Onvia Inc.[a,b]	2,723	11,845
Pandora Media Inc.[a,b]	80,665	952,654
Q2 Holdings Inc.[a]	6,827	237,921
QuinStreet Inc.[a]	11,636	45,380
Qumu Corp.[a]	3,598	10,002
Quotient Technology Inc.[a,b]	20,046	191,439
RealNetworks Inc.[a,b]	8,316	40,249
Reis Inc.	2,966	53,091
Remark Media Inc.[a,b]	5,181	15,336
RetailMeNot Inc.[a]	11,861	96,074
Rightside Group Ltd.[a]	3,273	32,468
Rocket Fuel Inc.[a]	9,186	49,237
Sajan Inc.[a,b]	2,206	7,743
SharpSpring Inc.[a]	2,275	10,351
Shutterstock Inc.[a,b]	6,060	250,581
Spark Networks Inc.[a,b]	8,684	8,945
SPS Commerce Inc.[a]	5,654	330,703
Stamps.com Inc.[a,b]	5,804	686,903
Support.com Inc.[a]	5,669	12,443
Synacor Inc.[a]	8,710	36,147
TechTarget Inc.[a]	5,797	52,347
Travelzoo Inc.[a]	2,679	25,852
Tremor Video Inc.[a]	11,057	22,114
TrueCar Inc.[a,b]	18,638	288,330
Twilio Inc. Class Aa,b	8,145	235,146
Twitter Inc.[a,b]	190,556	2,848,812
VeriSign Inc.[a,b]	30,346	2,643,440
Web.com Group Inc.[a]	15,681	302,643
WebMD Health Corp.[a]	12,123	638,640
Xactly Corp.[a,b]	2,688	31,987
XO Group Inc.[a]	8,028	138,162
Yahoo! Inc.[a]	283,171	13,141,966
Yelp Inc.[a,b]	18,205	596,214
YuMe Inc.[a]	5,905	24,151
Zillow Group Inc. Class Aa	14,591	493,322
Zillow Group Inc. Class Ca,b	33,090	1,114,140

		324,251,812
IT SERVICES — 3.57%
Accenture PLC Class A	201,354	24,138,318
Acxiom Corp.[a]	24,436	695,693
ALJ Regional Holdings Inc.[a]	3,862	14,367
Alliance Data Systems Corp.	18,071	4,499,679
Automatic Data Processing Inc.	146,024	14,951,397
Black Knight Financial Services Inc. Class Aa,b	5,820	222,906

41

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Blackhawk Network Holdings Inc.[a]	17,908	$727,065
Booz Allen Hamilton Holding Corp.	45,603	1,613,890
Broadridge Financial Solutions Inc.	38,130	2,590,933
CACI International Inc. Class Aa	8,214	963,502
Cardtronics PLC Class Aa	14,426	674,416
Cartesian Inc.[a]	2,179	1,809
Cass Information Systems Inc.	2,955	195,326
CIBER Inc.[a]	23,212	9,285
Cognizant Technology Solutions Corp. Class Aa	198,368	11,806,863
Computer Sciences Corp.	44,505	3,071,290
Computer Task Group Inc.	5,226	28,848
Conduent Inc.[a]	53,722	901,455
Convergys Corp.	30,491	644,885
CoreLogic Inc./U.S.[a]	28,937	1,178,315
CSG Systems International Inc.	9,813	371,030
CSP Inc.	681	7,021
CSRA Inc.	44,361	1,299,334
DST Systems Inc.	9,629	1,179,553
Edgewater Technology Inc.[a]	3,583	26,693
EPAM Systems Inc.[a]	14,057	1,061,585
Euronet Worldwide Inc.[a]	15,574	1,331,888
Everi Holdings Inc.[a]	21,088	101,012
EVERTEC Inc.	20,539	326,570
ExlService Holdings Inc.[a]	11,187	529,816
Fidelity National Information Services Inc.	105,188	8,375,069
First Data Corp. Class Aa	58,738	910,439
Fiserv Inc.[a]	69,556	8,020,502
FleetCor Technologies Inc.[a]	30,812	4,665,861
Forrester Research Inc.	3,068	121,953
Gartner Inc.[a]	26,634	2,876,206
Genpact Ltd.	42,200	1,044,872
Global Payments Inc.	49,896	4,025,609
Hackett Group Inc. (The)	8,219	160,188
Information Services Group Inc.[a]	9,688	30,517
Innodata Inc.[a]	8,717	19,177
Inpixon[a,b]	608	1,885
International Business Machines Corp.	278,337	48,469,605
Jack Henry & Associates Inc.	24,709	2,300,408
JetPay Corp.[a]	2,824	6,636
Leidos Holdings Inc.	45,375	2,320,477
ManTech International Corp./VA Class A	8,142	281,957
MasterCard Inc. Class A	305,499	34,359,473
Mattersight Corp.[a]	5,166	18,081
MAXIMUS Inc.	20,755	1,290,961
ModusLink Global Solutions Inc.[a]	14,828	26,690
MoneyGram International Inc.[a]	9,139	153,627
NCI Inc. Class Aa	2,343	35,262
NeuStar Inc. Class Aa	4,411	146,225
Paychex Inc.	105,068	6,188,505
Payment Data Systems Inc.[a]	908	1,199
PayPal Holdings Inc.[a]	364,757	15,691,846
Perficient Inc.[a]	11,629	201,879
PFSweb Inc.[a]	5,097	33,283
Planet Payment Inc.[a]	14,190	56,476
PRGX Global Inc.[a]	8,217	52,589
Sabre Corp.	65,581	1,389,661
Science Applications International Corp.	15,157	1,127,681
ServiceSource International Inc.[a]	18,099	70,224
Square Inc. Class Aa,b	9,830	169,862
StarTek Inc.[a]	3,631	31,553
Sykes Enterprises Inc.[a]	12,073	354,946
Syntel Inc.	9,694	163,150
TeleTech Holdings Inc.	5,661	167,566

Security	Shares	Value
Teradata Corp.[a,b]	41,784	$1,300,318
Total System Services Inc.	53,845	2,878,554
Travelport Worldwide Ltd.	36,405	428,487
Unisys Corp.[a,b]	15,560	217,062
Vantiv Inc. Class Aa	50,293	3,224,787
Virtusa Corp.[a]	8,783	265,422
Visa Inc. Class A	602,010	53,500,629
Western Union Co. (The)	158,809	3,231,763
WEX Inc.[a]	12,158	1,258,353
WidePoint Corp.[a,b]	24,604	11,072

		286,843,291
LEISURE PRODUCTS — 0.15%
American Outdoor Brands Corp.[a,b]	17,349	343,684
Black Diamond Inc.[a]	8,172	44,537
Brunswick Corp./DE	29,350	1,796,220
Callaway Golf Co.	30,001	332,111
Escalade Inc.	2,977	38,403
Hasbro Inc.	35,874	3,580,943
JAKKS Pacific Inc.[a]	5,298	29,139
Johnson Outdoors Inc. Class A	2,279	83,184
Malibu Boats Inc. Class Aa	5,884	132,096
Marine Products Corp.	1,322	14,370
Mattel Inc.	112,604	2,883,789
MCBC Holdings Inc.	2,308	37,320
Nautilus Inc.[a]	9,007	164,378
Polaris Industries Inc.[b]	18,738	1,570,244
Sturm Ruger & Co. Inc.[b]	6,096	326,441
Summer Infant Inc.[a]	3,669	6,971
Vista Outdoor Inc.[a]	20,070	413,241

		11,797,071
LIFE SCIENCES TOOLS & SERVICES — 0.71%
Accelerate Diagnostics Inc.[a,b]	9,711	235,006
Agilent Technologies Inc.	105,003	5,551,509
Albany Molecular Research Inc.[a]	10,111	141,857
Bio-Rad Laboratories Inc. Class Aa	6,503	1,296,308
Bio-Techne Corp.	12,436	1,264,119
Bioanalytical Systems Inc.[a,b]	2,283	3,173
Bruker Corp.	35,577	830,011
Cambrex Corp.[a,b]	11,467	631,258
Charles River Laboratories International Inc.[a]	15,880	1,428,406
ChromaDex Corp.[a,b]	5,613	15,099
CombiMatrix Corp.[a]	9,591	52,271
Enzo Biochem Inc.[a]	12,720	106,466
Fluidigm Corp.[a,b]	6,899	39,255
Harvard Bioscience Inc.[a]	36,538	94,999
Illumina Inc.[a]	47,471	8,100,451
INC Research Holdings Inc.[a]	17,163	786,924
Luminex Corp.	10,064	184,876
Mettler-Toledo International Inc.[a]	8,217	3,935,204
NanoString Technologies Inc.[a,b]	3,639	72,307
NeoGenomics Inc.[a,b]	18,037	142,312
Pacific Biosciences of California Inc.[a,b]	33,085	171,050
PAREXEL International Corp.[a]	17,429	1,099,944
PerkinElmer Inc.	34,979	2,030,881
PRA Health Sciences Inc.[a,b]	12,369	806,830
pSivida Corp.[a,b]	9,584	16,485
Quintiles IMS Holdings Inc.[a]	41,956	3,378,717
Thermo Fisher Scientific Inc.	126,887	19,489,843
VWR Corp.[a,b]	29,455	830,631
Waters Corp.[a]	27,177	4,248,037

		56,984,229

42

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
MACHINERY — 1.89%
Actuant Corp. Class A	18,570	$489,320
AGCO Corp.	24,407	1,468,813
Alamo Group Inc.	2,231	169,980
Albany International Corp. Class A	9,005	414,680
Allison Transmission Holdings Inc.	54,203	1,954,560
Altra Industrial Motion Corp.	8,657	337,190
American Railcar Industries Inc.	2,903	119,313
ARC Group Worldwide Inc.[a]	2,706	11,365
Art’s-Way Manufacturing Co. Inc.[a]	304	1,094
Astec Industries Inc.	5,945	365,588
Barnes Group Inc.	15,761	809,170
Blue Bird Corp.[a,b]	2,324	39,857
Briggs & Stratton Corp.	14,216	319,149
Caterpillar Inc.	189,203	17,550,470
Chart Industries Inc.[a]	9,556	333,887
Chicago Rivet & Machine Co.	125	5,066
CIRCOR International Inc.	5,654	336,074
Colfax Corp.[a,b]	32,348	1,269,982
Columbus McKinnon Corp./NY	6,165	153,015
Commercial Vehicle Group Inc.[a]	8,661	58,635
Crane Co.	15,443	1,155,600
Cummins Inc.	50,649	7,658,129
Deere & Co.	94,576	10,295,543
DMC Global Inc.	3,759	46,612
Donaldson Co. Inc.	42,650	1,941,428
Douglas Dynamics Inc.	7,111	217,952
Dover Corp.	50,251	4,037,668
Eastern Co. (The)	2,223	47,572
Energy Recovery Inc.[a,b]	5,300	44,096
EnPro Industries Inc.	6,657	473,712
ESCO Technologies Inc.	8,840	513,604
ExOne Co. (The)[a,b]	3,121	31,803
Federal Signal Corp.	20,069	277,153
Flowserve Corp.	41,739	2,021,002
Fortive Corp.	95,129	5,728,668
Franklin Electric Co. Inc.	12,016	517,289
FreightCar America Inc.	3,698	46,336
Gencor Industries Inc.[a]	2,700	40,365
Global Brass & Copper Holdings Inc.	7,867	270,625
Gorman-Rupp Co. (The)	5,986	187,960
Graco Inc.	17,778	1,673,621
Graham Corp.	3,113	71,599
Greenbrier Companies Inc. (The)	8,651	372,858
Hardinge Inc.	3,836	43,117
Harsco Corp.[a]	25,884	330,021
Hillenbrand Inc.	20,524	735,785
Hurco Companies Inc.	2,349	73,054
Hyster-Yale Materials Handling Inc.	3,007	169,565
IDEX Corp.	23,671	2,213,475
Illinois Tool Works Inc.	101,477	13,442,658
Ingersoll-Rand PLC	84,370	6,860,968
ITT Inc.	28,841	1,183,058
Jason Industries Inc.[a]	5,738	8,492
John Bean Technologies Corp.	8,713	766,308
Joy Global Inc.	32,118	907,334
Kadant Inc.	3,359	199,357
Kennametal Inc.	26,267	1,030,454
Key Technology Inc.[a]	2,148	28,482

Security	Shares	Value
LB Foster Co. Class A	3,110	$38,875
Lincoln Electric Holdings Inc.	20,447	1,776,026
Lindsay Corp.[b]	3,234	284,980
Liqtech International Inc.[a,b]	8,985	3,504
LS Starrett Co. (The) Class A	2,301	24,161
Lydall Inc.[a]	6,413	343,737
Manitex International Inc.[a]	5,188	34,760
Manitowoc Co. Inc. (The)[a]	43,932	250,412
Meritor Inc.[a,b]	29,585	506,791
Middleby Corp. (The)[a]	18,168	2,479,024
Milacron Holdings Corp.[a]	5,211	96,977
Miller Industries Inc./TN	3,278	86,375
Mueller Industries Inc.	17,482	598,409
Mueller Water Products Inc. Class A	52,726	623,221
Navistar International Corp.[a,b]	20,941	515,567
NN Inc.	8,758	220,702
Nordson Corp.	17,482	2,147,489
Omega Flex Inc.	2,201	105,186
Oshkosh Corp.	24,049	1,649,521
PACCAR Inc.	112,469	7,557,917
Parker-Hannifin Corp.	43,761	7,015,764
Pentair PLC	57,379	3,602,254
Perma-Pipe International Holdings Inc.[a]	2,669	21,085
Proto Labs Inc.[a]	8,192	418,611
RBC Bearings Inc.[a]	8,131	789,439
Rexnord Corp.[a,b]	32,562	751,531
Snap-on Inc.	18,367	3,097,962
SPX Corp.[a]	12,611	305,817
SPX FLOW Inc.[a]	14,192	492,604
Standex International Corp.	3,711	371,657
Stanley Black & Decker Inc.	49,510	6,578,394
Sun Hydraulics Corp.	8,622	311,340
Supreme Industries Inc. Class A	13	263
Taylor Devices Inc.[a]	702	9,653
Tennant Co.	7,064	513,200
Terex Corp.	35,355	1,110,147
Timken Co. (The)	21,658	978,942
Titan International Inc.	14,606	151,026
Toro Co. (The)	32,461	2,027,514
TriMas Corp.[a]	14,632	303,614
Trinity Industries Inc.	48,218	1,280,188
Twin Disc Inc.[a]	3,055	62,841
Wabash National Corp.[b]	20,902	432,462
WABCO Holdings Inc.[a]	17,175	2,016,688
Wabtec Corp./DE	29,224	2,279,472
Watts Water Technologies Inc. Class A	8,914	555,788
Welbilt Inc.[a]	44,022	864,152
Woodward Inc.	17,737	1,204,697
WSI Industries Inc.[a]	2,100	7,035
Xerium Technologies Inc.[a]	3,227	20,653
Xylem Inc./NY	56,840	2,854,505

		151,643,463
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a,b]	7,049	88,113
Kirby Corp.[a]	17,459	1,231,732
Matson Inc.	12,013	381,533
Pangaea Logistics Solutions Ltd.[a]	3,011	10,268
Rand Logistics Inc.[a,b]	6,657	4,260

		1,715,906

43

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
MEDIA — 3.14%
AH Belo Corp. Class A	6,213	$38,210
AMC Entertainment Holdings Inc. Class A	17,282	543,519
AMC Networks Inc. Class Aa	20,047	1,176,358
Ballantyne Strong Inc.[a]	3,770	22,620
Beasley Broadcast Group Inc. Class A	904	10,486
Cable One Inc.	1,697	1,059,726
CBS Corp. Class A	2,725	191,813
CBS Corp. Class B NVS	120,934	8,387,982
Central European Media Enterprises Ltd. Class Aa,b	23,921	74,155
Charter Communications Inc. Class Aa	69,693	22,811,913
Cinedigm Corp. Class Aa	3,079	4,772
Cinemark Holdings Inc.	33,350	1,478,739
Clear Channel Outdoor Holdings Inc. Class A	11,308	68,413
Comcast Corp. Class A	1,535,249	57,710,010
Cumulus Media Inc. Class Aa	6,726	2,158
Daily Journal Corp.[a,b]	181	38,786
Discovery Communications Inc. Class Aa,b	42,357	1,232,165
Discovery Communications Inc. Class C NVS[a]	76,809	2,174,463
DISH Network Corp. Class Aa	72,283	4,589,248
Emmis Communications Corp. Class Aa	2,779	6,809
Entercom Communications Corp. Class Ab	8,171	116,845
Entravision Communications Corp. Class A	17,922	111,116
EW Scripps Co. (The) Class Aa	17,153	402,066
Gannett Co. Inc.	37,863	317,292
Global Eagle Entertainment Inc.[a,b]	14,897	47,521
Gray Television Inc.[a]	21,058	305,341
Harte-Hanks Inc.	14,907	20,870
Hemisphere Media Group Inc.[a]	3,135	36,836
Insignia Systems Inc.	3,667	5,427
Interpublic Group of Companies Inc. (The)	128,708	3,162,356
John Wiley & Sons Inc. Class A	15,150	815,070
Lee Enterprises Inc.[a]	17,846	46,400
Liberty Broadband Corp. Class Aa,b	8,354	710,842
Liberty Broadband Corp. Class Ca	24,093	2,081,635
Liberty Global PLC Series Aa,b	86,003	3,084,928
Liberty Global PLC Series C NVS[a]	203,470	7,129,589
Liberty Global PLC LiLAC Class Aa	16,914	376,167
Liberty Global PLC LiLAC Class Ca,b	42,508	979,384
Liberty Media Corp.-Liberty Braves Class Ca	7,863	185,960
Liberty Media Corp.-Liberty Formula One Class Aa	5,115	167,261
Liberty Media Corp.-Liberty Formula One Class Ca,b	14,399	491,726
Liberty Media Corp.-Liberty SiriusXM Class Aa	23,464	913,219
Liberty Media Corp.-Liberty SiriusXM Class Ca	64,497	2,501,194
Lions Gate Entertainment Corp. Class A	15,518	412,158
Lions Gate Entertainment Corp. Class Ba	36,778	896,648
Live Nation Entertainment Inc.[a]	47,096	1,430,306
Loral Space & Communications Inc.[a]	13	512
Madison Square Garden Co. (The)[a]	5,530	1,104,396
McClatchy Co. (The) Class Aa	2,293	22,173
Meredith Corp.	10,046	648,972
MSG Networks Inc. Class Aa	23,726	554,002
National CineMedia Inc.	20,673	261,100
New Media Investment Group Inc.	12,212	173,533
New York Times Co. (The) Class A	38,893	560,059
News Corp. Class A	134,828	1,752,764
News Corp. Class B	40,952	552,852
Nexstar Media Group Inc. Class A	16,597	1,164,280
NTN Buzztime Inc.[a]	331	2,847
Omnicom Group Inc.	76,597	6,603,427
Radio One Inc. Class Aa	233	734
Radio One Inc. Class Da	9,229	30,456

Security	Shares	Value
Reading International Inc. Class Aa	5,654	$87,863
Regal Entertainment Group Class A	32,292	729,153
Saga Communications Inc. Class A	2,107	107,562
Salem Media Group Inc. Class A	3,759	28,005
Scholastic Corp.	8,716	371,040
Scripps Networks Interactive Inc. Class A	30,331	2,377,040
Sinclair Broadcast Group Inc. Class A	21,601	874,840
Sirius XM Holdings Inc.[b]	555,914	2,862,957
SPAR Group Inc.[a]	2,311	2,357
TEGNA Inc.	70,575	1,808,131
Time Inc.	36,508	706,430
Time Warner Inc.	248,803	24,310,541
Townsquare Media Inc. Class Aa	3,143	38,282
Tribune Media Co. Class A	24,683	919,935
tronc Inc.[a]	2,869	39,936
Twenty-First Century Fox Inc. Class A	348,125	11,275,769
Twenty-First Century Fox Inc. Class B	153,693	4,884,364
Viacom Inc. Class A	3,363	163,946
Viacom Inc. Class B NVS	112,719	5,254,960
Walt Disney Co. (The)	471,072	53,414,854
World Wrestling Entertainment Inc. Class A	11,197	248,797
Xcel Brands Inc.[a]	315	851

		252,310,222
METALS & MINING — 0.46%
AK Steel Holding Corp.[a,b]	104,662	752,520
Alcoa Corp.	49,844	1,714,634
Allegheny Technologies Inc.[b]	36,046	647,386
Ampco-Pittsburgh Corp.	2,897	40,703
Carpenter Technology Corp.	15,153	565,207
Century Aluminum Co.[a]	18,847	239,169
Cliffs Natural Resources Inc.[a]	84,939	697,349
Coeur Mining Inc.[a,b]	53,128	429,274
Commercial Metals Co.	36,438	697,059
Compass Minerals International Inc.	12,298	834,419
Comstock Mining Inc.[a]	40,777	9,134
Freeport-McMoRan Inc.[a]	424,475	5,670,986
Friedman Industries Inc.	2,706	17,508
General Moly Inc.[a]	32,469	16,235
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.[b]	17,885	80,840
Golden Minerals Co.[a,b]	30,524	19,276
Handy & Harman Ltd.[a]	675	18,360
Haynes International Inc.	3,668	139,824
Hecla Mining Co.	125,264	662,647
Kaiser Aluminum Corp.	6,686	534,211
Materion Corp.	9,645	323,590
McEwen Mining Inc.[b]	55,785	169,586
Newmont Mining Corp.	174,518	5,752,113
Nucor Corp.	103,829	6,200,668
Olympic Steel Inc.	2,990	55,494
Paramount Gold Nevada Corp.[a]	2,355	3,980
Pershing Gold Corp.[a,b]	5,851	16,617
Real Industry Inc.[a]	8,739	24,906
Reliance Steel & Aluminum Co.	24,087	1,927,442
Royal Gold Inc.	23,385	1,638,119
Ryerson Holding Corp.[a,b]	5,222	65,797
Schnitzer Steel Industries Inc. Class A	8,759	180,873
Solitario Exploration & Royalty Corp.[a]	11,676	9,574
Steel Dynamics Inc.	77,656	2,699,323
Stillwater Mining Co.[a]	38,537	665,534
SunCoke Energy Inc.[a]	20,781	186,198

44

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Synalloy Corp.[a]	3,065	$37,546
TimkenSteel Corp.[a]	12,051	227,884
U.S. Antimony Corp.[a]	23,158	11,477
U.S. Steel Corp.	57,057	1,929,097
Universal Stainless & Alloy Products Inc.[a]	2,704	45,968
Worthington Industries Inc.	14,772	666,070

		36,624,604
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
AG Mortgage Investment Trust Inc.	6,547	118,173
AGNC Investment Corp.[b]	106,136	2,111,045
Altisource Residential Corp.[b]	17,729	270,367
Annaly Capital Management Inc.	309,575	3,439,378
Anworth Mortgage Asset Corp.	24,759	137,412
Apollo Commercial Real Estate Finance Inc.	24,506	460,958
Arbor Realty Trust Inc.[b]	12,811	107,356
Ares Commercial Real Estate Corp.	7,660	102,491
ARMOUR Residential REIT Inc.[b]	12,215	277,403
Blackstone Mortgage Trust Inc. Class A	32,739	1,013,599
Capstead Mortgage Corp.	29,128	307,009
Cherry Hill Mortgage Investment Corp.	2,329	39,803
Chimera Investment Corp.	62,207	1,255,337
CIM Commercial Trust Corp.	4,244	68,328
CYS Investments Inc.[b]	48,481	385,424
Dynex Capital Inc.	15,078	106,903
Ellington Residential Mortgage REIT	2,351	34,466
Five Oaks Investment Corp.	4,944	25,363
Great Ajax Corp.	5,654	73,785
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,319	248,844
Invesco Mortgage Capital Inc.	37,850	583,647
Ladder Capital Corp.	17,194	248,281
Manhattan Bridge Capital Inc.[b]	879	5,186
MFA Financial Inc.	167,667	1,354,749
MTGE Investment Corp.	14,862	248,939
New Residential Investment Corp.	100,254	1,702,313
New York Mortgage Trust Inc.[b]	33,691	207,874
Orchid Island Capital Inc.[b]	6,258	62,517
Owens Realty Mortgage Inc.[b]	3,030	53,934
PennyMac Mortgage Investment Trust[c]	15,837	281,107
Redwood Trust Inc.[b]	24,682	409,968
Resource Capital Corp.	10,743	104,959
Starwood Property Trust Inc.	84,231	1,901,936
Two Harbors Investment Corp.[b]	114,901	1,101,901
Western Asset Mortgage Capital Corp.	12,514	122,262

		18,973,017
MULTI-UTILITIES — 0.94%
Ameren Corp.	80,589	4,399,354
Avista Corp.	19,803	773,307
Black Hills Corp.	17,023	1,131,519
CenterPoint Energy Inc.	140,178	3,864,708
CMS Energy Corp.	89,346	3,997,340
Consolidated Edison Inc.	98,153	7,622,562
Dominion Resources Inc./VA	202,948	15,742,676
DTE Energy Co.	58,178	5,940,556
MDU Resources Group Inc.	62,613	1,713,718
NiSource Inc.	103,355	2,458,815
NorthWestern Corp.	14,599	856,961
Public Service Enterprise Group Inc.	166,446	7,381,880
SCANA Corp.	45,366	2,964,668
Sempra Energy	80,272	8,870,056

Security	Shares	Value
Unitil Corp.	3,748	$168,772
Vectren Corp.	26,698	1,564,770
WEC Energy Group Inc.	103,583	6,280,237

		75,731,899
MULTILINE RETAIL — 0.39%
Big Lots Inc.	14,580	709,754
Bon-Ton Stores Inc. (The)[a]	5,240	4,402
Dillard’s Inc. Class A	8,990	469,638
Dollar General Corp.	83,408	5,816,040
Dollar Tree Inc.[a]	76,617	6,011,370
Fred’s Inc. Class Ab	9,177	120,219
JC Penney Co. Inc.[a,b]	98,493	606,717
Kohl’s Corp.	56,107	2,233,620
Macy’s Inc.	94,835	2,810,909
Nordstrom Inc.	39,187	1,824,939
Ollie’s Bargain Outlet Holdings Inc.[a,b]	14,997	502,399
Sears Holdings Corp.[a,b]	17,633	202,603
Target Corp.	181,265	10,004,015
Tuesday Morning Corp.[a]	14,630	54,863

		31,371,488
OIL, GAS & CONSUMABLE FUELS — 5.05%
Abraxas Petroleum Corp.[a]	104,950	211,999
Adams Resources & Energy Inc.	606	22,634
Aemetis Inc.[a,b]	3,796	4,897
Alon USA Energy Inc.	10,089	122,985
Amyris Inc.[a,b]	184,935	98,016
Anadarko Petroleum Corp.	183,377	11,369,374
Antero Resources Corp.[a,b]	41,573	948,280
Apache Corp.	121,014	6,218,909
Approach Resources Inc.[a,b]	36,246	90,977
Arch Coal Inc. Class Aa	10,984	757,237
Barnwell Industries Inc.[a]	747	1,464
Bill Barrett Corp.[a]	19,762	89,917
Bonanza Creek Energy Inc.[a,b]	68,076	78,968
Cabot Oil & Gas Corp.	159,837	3,821,703
California Resources Corp.[a,b]	15,608	234,744
Callon Petroleum Co.[a]	62,517	822,724
Camber Energy Inc.[a,b]	20,635	12,156
Carrizo Oil & Gas Inc.[a]	20,506	587,702
Centennial Resource Development Inc./DE Class Aa,b	20,919	381,353
Centrus Energy Corp.[a]	2,352	14,230
Cheniere Energy Inc.[a]	80,351	3,798,192
Chesapeake Energy Corp.[a,b]	228,714	1,358,561
Chevron Corp.	609,430	65,434,499
Cimarex Energy Co.	30,013	3,586,253
Clayton Williams Energy Inc.[a]	3,171	418,826
Clean Energy Fuels Corp.[a]	38,562	98,333
Cloud Peak Energy Inc.[a,b]	21,523	98,575
Cobalt International Energy Inc.[a,b]	15,858	8,459
Comstock Resources Inc.[a,b]	12,674	116,981
Concho Resources Inc.[a]	48,750	6,256,575
ConocoPhillips	400,003	19,948,150
CONSOL Energy Inc.	60,563	1,016,247
Contango Oil & Gas Co.[a]	27,483	201,176
Continental Resources Inc./OKa,b	29,586	1,343,796
CVR Energy Inc.	197	3,956
Delek U.S. Holdings Inc.	20,283	492,268
Denbury Resources Inc.[a]	118,696	306,236
Devon Energy Corp.	173,256	7,228,240

45

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Diamondback Energy Inc.[a]	28,999	$3,007,631
Earthstone Energy Inc.[a,b]	11,035	140,807
Eclipse Resources Corp.[a]	54,051	137,289
Energen Corp.[a]	30,520	1,661,509
EOG Resources Inc.	187,488	18,289,454
EP Energy Corp. Class Aa,b	26,326	125,048
EQT Corp.	54,589	3,335,388
Erin Energy Corp.[a,b]	59,485	142,764
Evolution Petroleum Corp.	45,004	360,032
EXCO Resources Inc.[a,b]	42,037	26,059
Extraction Oil & Gas Inc.[a,b]	17,038	316,055
Exxon Mobil Corp.	1,338,820	109,796,628
Gastar Exploration Inc.[a]	113,518	174,818
Gener8 Maritime Inc.[a,b]	38,710	219,486
Gevo Inc.[a,b]	3,672	4,186
Green Plains Inc.	20,482	506,929
Gulfport Energy Corp.[a]	50,357	865,637
Halcon Resources Corp.[a]	14,437	111,165
Hallador Energy Co.	5,823	46,642
Harvest Natural Resources Inc.[a]	26,734	177,514
Hess Corp.	85,161	4,105,612
HollyFrontier Corp.	64,939	1,840,371
Houston American Energy Corp.[a,b]	12,519	3,380
International Seaways Inc.[a]	18,155	347,124
Isramco Inc.[a]	145	16,987
Jones Energy Inc. Class Aa,b	38,721	98,738
Kinder Morgan Inc./DE	624,457	13,575,695
Kosmos Energy Ltd.[a,b]	53,283	354,865
Laredo Petroleum Inc.[a]	52,663	768,880
Marathon Oil Corp.	269,946	4,265,147
Marathon Petroleum Corp.	168,472	8,514,575
Matador Resources Co.[a,b]	33,019	785,522
Murphy Oil Corp.	48,492	1,386,386
Newfield Exploration Co.[a]	68,440	2,526,120
Noble Energy Inc.	136,566	4,689,676
Northern Oil and Gas Inc.[a,b]	673	1,750
Oasis Petroleum Inc.[a,b]	77,964	1,111,767
Occidental Petroleum Corp.	246,576	15,623,055
ONEOK Inc.	69,606	3,858,957
Overseas Shipholding Group Inc. Series A	1,987	7,670
Pacific Ethanol Inc.[a]	18,587	127,321
Panhandle Oil and Gas Inc. Class A	17,716	340,147
Par Pacific Holdings Inc.[a,b]	8,912	146,959
Parsley Energy Inc. Class Aa,b	68,248	2,218,742
PBF Energy Inc.	27,923	619,053
PDC Energy Inc.[a]	21,037	1,311,657
PEDEVCO Corp.[a,b]	9,796	898
PetroQuest Energy Inc.[a]	30,031	82,285
Phillips 66	141,897	11,241,080
Pioneer Natural Resources Co.	55,536	10,342,469
PrimeEnergy Corp.[a]	174	8,596
QEP Resources Inc.[a]	73,341	932,164
Range Resources Corp.	59,753	1,738,812
Renewable Energy Group Inc.[a,b]	24,031	251,124
Resolute Energy Corp.[a,b]	5,355	216,342
REX American Resources Corp.[a]	3,372	305,132
Rex Energy Corp.[a]	86,696	40,704
Rice Energy Inc.[a]	25,596	606,625
Ring Energy Inc.[a,b]	31,921	345,385
RSP Permian Inc.[a]	34,942	1,447,647
Sanchez Energy Corp.[a,b]	17,590	167,809
SandRidge Energy Inc.[a]	9,138	168,962
SemGroup Corp. Class A	19,676	708,336

Security	Shares	Value
SM Energy Co.	33,213	$797,776
Southwestern Energy Co.[a]	148,056	1,209,617
SRC Energy Inc.[a,b]	65,115	549,571
Targa Resources Corp.	62,531	3,745,607
Tellurian Inc.[a]	15,265	178,906
Tesoro Corp.	37,800	3,064,068
Torchlight Energy Resources Inc.[a,b]	71,119	99,567
TransAtlantic Petroleum Ltd.[a]	58,659	82,123
U.S. Energy Corp. Wyoming[a]	658	587
Uranium Energy Corp.[a,b]	132,099	187,581
Uranium Resources Inc.[a,b]	577	1,085
VAALCO Energy Inc.[a]	125,104	114,733
Valero Energy Corp.	143,755	9,529,519
Vertex Energy Inc.[a,b]	5,649	6,270
W&T Offshore Inc.[a]	953	2,640
Western Refining Inc.	26,351	924,130
Westmoreland Coal Co.[a]	5,693	82,662
Whiting Petroleum Corp.[a]	84,388	798,310
Williams Companies Inc. (The)	262,642	7,771,577
World Fuel Services Corp.	23,035	835,019
WPX Energy Inc.[a]	123,968	1,659,931
Yuma Energy Inc.[a]	729	1,706
Zion Oil & Gas Inc.[a,b]	79,673	95,608

		406,039,752
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	12,061	322,029
Clearwater Paper Corp.[a]	5,813	325,528
Deltic Timber Corp.	3,187	248,968
Domtar Corp.	17,436	636,763
KapStone Paper and Packaging Corp.	28,919	668,029
Louisiana-Pacific Corp.[a]	45,503	1,129,384
Mercer International Inc.	14,089	164,841
Neenah Paper Inc.	5,678	424,147
PH Glatfelter Co.	14,129	307,164
Rentech Inc.[a,b]	5,554	2,777
Resolute Forest Products Inc.[a,b]	38,435	209,471
Schweitzer-Mauduit International Inc.	9,554	395,727

		4,834,828
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.[a]	140,495	618,178
CCA Industries Inc.[a]	2,720	8,565
Coty Inc. Class A	154,952	2,809,280
Cyanotech Corp.[a]	812	3,167
DS Healthcare Group Inc.[a]	2,605	755
Edgewell Personal Care Co.[a]	18,611	1,361,208
Estee Lauder Companies Inc. (The) Class A	71,144	6,032,300
Female Health Co. (The)[a,b]	6,737	6,804
Herbalife Ltd.[a,b]	24,250	1,409,895
Inter Parfums Inc.	5,745	209,980
Lifevantage Corp.[a,b]	5,071	27,231
Mannatech Inc.	256	4,173
Medifast Inc.	2,986	132,489
MYOS RENS Technology Inc.[a,b]	307	887
Natural Alternatives International Inc.[a]	880	7,744
Natural Health Trends Corp.[b]	2,690	77,741
Nature’s Sunshine Products Inc.	2,928	29,280
Nu Skin Enterprises Inc. Class A	17,989	999,109
Nutraceutical International Corp.	2,824	87,968
Reliv International Inc.[a]	258	1,373

46

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Revlon Inc. Class Aa	3,221	$89,705
Synutra International Inc.[a]	5,716	34,010
United-Guardian Inc.	5,516	81,085
USANA Health Sciences Inc.[a,b]	5,413	311,789

		14,344,716
PHARMACEUTICALS — 4.38%
AcelRx Pharmaceuticals Inc.[a,b]	9,629	30,331
Achaogen Inc.[a]	10,796	272,383
Aclaris Therapeutics Inc.[a,b]	6,208	185,123
Adamis Pharmaceuticals Corp.[a,b]	3,714	15,785
Aerie Pharmaceuticals Inc.[a,b]	9,810	444,884
Agile Therapeutics Inc.[a,b]	14,640	46,921
Akorn Inc.[a]	32,070	772,246
Alimera Sciences Inc.[a,b]	59,150	82,810
Allergan PLC	108,697	25,969,887
Amphastar Pharmaceuticals Inc.[a]	14,946	216,717
Ampio Pharmaceuticals Inc.[a,b]	86,527	69,222
ANI Pharmaceuticals Inc.[a]	3,144	155,659
Apricus Biosciences Inc.[a,b]	1,280	2,701
Aradigm Corp.[a,b]	3,199	4,990
Aratana Therapeutics Inc.[a,b]	14,623	77,502
Assembly Biosciences Inc.[a]	14,837	378,195
Axsome Therapeutics Inc.[a,b]	5,546	21,629
Bio-Path Holdings Inc.[a,b]	27,519	22,761
BioDelivery Sciences International Inc.[a,b]	38,695	73,521
BioPharmX Corp.[a]	3,167	1,599
Bristol-Myers Squibb Co.	539,043	29,313,158
Catalent Inc.[a]	41,962	1,188,364
Cempra Inc.[a,b]	23,368	87,630
Cerecor Inc.[a,b]	2,457	1,659
Collegium Pharmaceutical Inc.[a,b]	11,171	112,380
ContraVir Pharmaceuticals Inc.[a,b]	23,309	41,257
Corcept Therapeutics Inc.[a]	34,934	382,877
Corium International Inc.[a,b]	3,866	16,160
Cumberland Pharmaceuticals Inc.[a]	3,778	26,219
Cymabay Therapeutics Inc.[a]	6,050	26,015
Depomed Inc.[a,b]	21,194	265,985
Dermira Inc.[a]	9,146	311,970
Dipexium Pharmaceuticals Inc.[a,b]	2,718	3,533
DURECT Corp.[a,b]	34,997	36,747
Egalet Corp.[a,b]	19,998	101,990
Eli Lilly & Co.	311,870	26,231,386
Endo International PLC[a]	61,844	690,179
Endocyte Inc.[a]	65,948	169,486
Evoke Pharma Inc.[a,b]	24,204	75,032
EyeGate Pharmaceuticals Inc.[a,b]	635	1,619
Flex Pharma Inc.[a]	9,783	43,045
Heska Corp.[a]	2,573	270,114
Horizon Pharma PLC[a]	56,298	832,084
Impax Laboratories Inc.[a]	24,651	311,835
Imprimis Pharmaceuticals Inc.[a,b]	21,551	89,868
Innoviva Inc.[a]	26,998	373,382
Intersect ENT Inc.[a,b]	8,271	141,848
Intra-Cellular Therapies Inc.[a,b]	12,683	206,099
Jaguar Animal Health Inc.[a,b]	60,265	60,265
Jazz Pharmaceuticals PLC[a]	20,156	2,925,240
Johnson & Johnson	878,698	109,441,836
Juniper Pharmaceuticals Inc.[a]	8,354	39,682
KemPharm Inc.[a]	2,195	10,756
Lannett Co. Inc.[a,b]	11,814	264,043
Lipocine Inc.[a,b]	26,722	104,216

Security	Shares	Value
Mallinckrodt PLC[a,b]	34,955	$1,557,944
Marinus Pharmaceuticals Inc.[a,b]	83,483	147,765
Medicines Co. (The)[a]	26,465	1,294,139
Merck & Co. Inc.	885,760	56,281,190
Mylan NVa	147,788	5,762,254
MyoKardia Inc.[a]	5,599	73,627
Nektar Therapeutics[a]	53,285	1,250,599
Neos Therapeutics Inc.[a,b]	22,753	163,822
NovaBay Pharmaceuticals Inc.[a,b]	657	2,431
Ocera Therapeutics Inc.[a,b]	15,775	20,665
Ocular Therapeutix Inc.[a,b]	14,197	131,748
Omeros Corp.[a,b]	18,083	273,415
Orexigen Therapeutics Inc.[a,b]	3,336	11,476
Pacira Pharmaceuticals Inc./DEa,b	11,129	507,482
Pain Therapeutics Inc.[a]	12,539	11,201
Paratek Pharmaceuticals Inc.[a,b]	5,614	108,070
Pernix Therapeutics Holdings Inc.[a,b]	20,983	77,637
Perrigo Co. PLC	46,548	3,090,322
Pfizer Inc.	1,919,686	65,672,458
Phibro Animal Health Corp. Series A	8,490	238,569
Prestige Brands Holdings Inc.[a]	17,645	980,356
ProPhase Labs Inc.[a]	5,957	13,522
Pulmatrix Inc.[a,b]	155	541
Reata Pharmaceuticals Inc. Series Aa,b	2,626	59,479
Repros Therapeutics Inc.[a,b]	9,575	11,490
Revance Therapeutics Inc.[a,b]	12,579	261,643
Ritter Pharmaceuticals Inc.[a,b]	60,059	85,284
SciClone Pharmaceuticals Inc.[a]	14,531	142,404
SCYNEXIS Inc.[a,b]	30,157	83,233
Sonoma Pharmaceuticals Inc.[a]	2,073	14,863
Sucampo Pharmaceuticals Inc. Class Aa	5,159	56,749
Supernus Pharmaceuticals Inc.[a]	17,283	540,958
Teligent Inc.[a,b]	21,709	169,547
Tetraphase Pharmaceuticals Inc.[a,b]	35,366	325,014
TherapeuticsMD Inc.[a,b]	49,668	357,610
Theravance Biopharma Inc.[a,b]	14,690	540,886
Titan Pharmaceuticals Inc.[a,b]	5,896	19,457
VIVUS Inc.[a]	47,778	53,511
WaVe Life Sciences Ltd.[a,b]	3,438	94,545
Zoetis Inc.	157,955	8,430,058
Zogenix Inc.[a,b]	17,444	189,267
Zynerba Pharmaceuticals Inc.[a]	3,913	78,651

		352,228,707
PROFESSIONAL SERVICES — 0.43%
Acacia Research Corp.[a]	8,453	48,605
Advisory Board Co. (The)[a,b]	12,751	596,747
Barrett Business Services Inc.	2,677	146,218
CBIZ Inc.[a]	15,517	210,255
CDI Corp.[a]	5,206	44,511
CEB Inc.	11,013	865,622
CRA International Inc.	2,923	103,270
DLH Holdings Corp.[a]	819	4,431
Dun & Bradstreet Corp. (The)	11,780	1,271,533
Equifax Inc.	39,568	5,410,528
Exponent Inc.	8,551	509,212
Franklin Covey Co.[a,b]	5,139	103,808
FTI Consulting Inc.[a]	12,766	525,576
GEE Group Inc.[a]	802	3,922
GP Strategies Corp.[a]	5,699	144,185
Heidrick & Struggles International Inc.	5,770	152,039
Hill International Inc.[a]	12,750	52,913

47

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Hudson Global Inc.	9,588	$12,081
Huron Consulting Group Inc.[a]	6,619	278,660
ICF International Inc.[a]	6,003	247,924
IHS Markit Ltd.[a]	113,068	4,743,203
Insperity Inc.	5,531	490,323
Kelly Services Inc. Class A	9,162	200,281
Kforce Inc.	8,295	197,006
Korn/Ferry International	18,163	571,953
Lightbridge Corp.[a,b]	2,167	2,882
ManpowerGroup Inc.	23,271	2,386,906
Marathon Patent Group Inc.[a,b]	3,749	3,824
Mastech Digital Inc.[a]	634	4,635
Mistras Group Inc.[a]	5,361	114,618
Navigant Consulting Inc.[a]	14,977	342,374
Nielsen Holdings PLC	112,339	4,640,724
On Assignment Inc.[a]	15,213	738,287
Pendrell Corp.[a]	3,642	23,673
RCM Technologies Inc.[a]	3,284	15,632
Resources Connection Inc.	11,836	198,253
Robert Half International Inc.	41,798	2,040,996
RPX Corp.[a]	17,557	210,684
Spherix Inc.[a,b]	238	295
TransUnion[a]	35,337	1,355,174
TriNet Group Inc.[a]	14,174	409,629
TrueBlue Inc.[a]	12,764	349,095
Verisk Analytics Inc. Class Aa	50,428	4,091,728
Volt Information Sciences Inc.[a]	3,139	21,659
WageWorks Inc.[a]	11,678	844,319
Willdan Group Inc.[a]	2,683	86,554

		34,816,747
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	14,720	655,335
Altisource Portfolio Solutions SAa,b	3,541	130,309
American Realty Investors Inc.[a]	779	6,411
CBRE Group Inc. Class Aa	98,132	3,414,012
CKX Lands Inc.[b]	229	2,725
Consolidated-Tomoka Land Co.	2,245	120,197
Forestar Group Inc.[a]	9,202	125,607
FRP Holdings Inc.[a,b]	2,267	90,680
Griffin Industrial Realty Inc.	642	19,870
HFF Inc. Class A	11,582	320,474
Howard Hughes Corp. (The)[a]	11,805	1,384,136
Income Opportunity Realty Investors Inc.[a]	108	898
InterGroup Corp. (The)[a]	126	3,175
Jones Lang LaSalle Inc.	13,703	1,527,199
JW Mays Inc.[a]	106	4,214
Kennedy-Wilson Holdings Inc.	30,031	666,688
Marcus & Millichap Inc.[a,b]	3,797	93,330
Maui Land & Pineapple Co. Inc.[a]	2,659	31,243
RE/MAX Holdings Inc. Class A	5,706	339,222
Realogy Holdings Corp.	45,271	1,348,623
RMR Group Inc. (The) Class A	2,383	117,959
St. Joe Co. (The)[a,b]	23,905	407,580
Stratus Properties Inc.	2,249	61,623
Tejon Ranch Co.[a]	5,183	113,456
Transcontinental Realty Investors Inc.[a]	269	4,815

		10,989,781
ROAD & RAIL — 0.85%
AMERCO	2,345	893,891

Security	Shares	Value
ArcBest Corp.	8,163	$212,238
Avis Budget Group Inc.[a,b]	30,247	894,706
Celadon Group Inc.	8,989	58,878
Covenant Transportation Group Inc. Class Aa	3,610	67,868
CSX Corp.	302,237	14,069,132
Genesee & Wyoming Inc. Class Aa	18,106	1,228,673
Heartland Express Inc.	11,732	235,227
Hertz Global Holdings Inc.[a]	26,374	462,600
JB Hunt Transport Services Inc.	29,011	2,661,469
Kansas City Southern	32,369	2,775,965
Knight Transportation Inc.	19,963	625,840
Landstar System Inc.	12,866	1,101,973
Marten Transport Ltd.	40	938
Norfolk Southern Corp.	93,474	10,466,284
Old Dominion Freight Line Inc.	21,575	1,846,173
PAM Transportation Services Inc.[a]	673	10,963
Patriot Transportation Holding Inc.[a]	681	15,493
Roadrunner Transportation Systems Inc.[a]	9,549	65,602
Ryder System Inc.	17,460	1,317,182
Saia Inc.[a]	8,235	364,810
Swift Transportation Co.[a,b]	27,137	557,394
Union Pacific Corp.	262,611	27,815,757
Universal Logistics Holdings Inc.	2,775	39,821
USA Truck Inc.[a,b]	2,846	20,918
Werner Enterprises Inc.	14,743	386,267
YRC Worldwide Inc.[a,b]	10,997	121,077

		68,317,139
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.26%
Adesto Technologies Corp.[a]	2,253	9,350
Advanced Energy Industries Inc.[a]	14,361	984,590
Advanced Micro Devices Inc.[a]	250,841	3,649,737
Aehr Test Systems[a]	5,059	24,334
Alpha & Omega Semiconductor Ltd.[a]	27	464
Amkor Technology Inc.[a]	30,574	354,353
Amtech Systems Inc.[a]	3,121	17,166
Analog Devices Inc.	118,075	9,676,246
Applied Materials Inc.	345,634	13,445,163
Axcelis Technologies Inc.[a]	9,020	169,576
AXT Inc.[a]	11,673	67,703
Broadcom Ltd.	130,609	28,598,147
Brooks Automation Inc.	23,153	518,627
Cabot Microelectronics Corp.	12,195	934,259
Cavium Inc.[a,b]	21,166	1,516,756
CEVA Inc.[a]	6,195	219,923
Cirrus Logic Inc.[a]	20,257	1,229,397
Cohu Inc.	8,242	152,147
Cree Inc.[a,b]	32,665	873,135
CVD Equipment Corp.[a,b]	2,229	23,226
Cyberoptics Corp.[a]	2,660	69,027
Cypress Semiconductor Corp.	115,319	1,586,789
Diodes Inc.[a]	12,083	290,596
DSP Group Inc.[a]	26	312
Entegris Inc.[a]	45,301	1,060,043
Exar Corp.[a]	15,173	197,401
First Solar Inc.[a,b]	24,624	667,310
FormFactor Inc.[a]	23,430	277,646
GigPeak Inc.[a]	20,890	64,341
GSI Technology Inc.[a]	6,059	52,713
Inphi Corp.[a,b]	11,919	581,886
Integrated Device Technology Inc.[a]	43,858	1,038,119
Intel Corp.	1,531,865	55,254,371

48

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Intermolecular Inc.[a]	8,809	$8,192
inTEST Corp.[a]	2,758	17,375
IXYS Corp.	8,215	119,528
KLA-Tencor Corp.	51,269	4,874,144
Kopin Corp.[a]	20,096	82,394
Kulicke & Soffa Industries Inc.[a,b]	22,918	465,694
Lam Research Corp.	53,869	6,914,625
Lattice Semiconductor Corp.[a,b]	37,902	262,282
MACOM Technology Solutions Holdings Inc.[a,b]	8,953	432,430
Marvell Technology Group Ltd.	151,045	2,304,947
Maxim Integrated Products Inc.	91,587	4,117,752
MaxLinear Inc. Class Aa	17,618	494,185
Microchip Technology Inc.	68,905	5,083,811
Micron Technology Inc.[a]	333,631	9,641,936
Microsemi Corp.[a]	36,447	1,878,114
MKS Instruments Inc.	20,223	1,390,331
Monolithic Power Systems Inc.	14,978	1,379,474
MoSys Inc.[a,b]	2,144	4,481
Nanometrics Inc.[a]	8,101	246,756
NeoPhotonics Corp.[a,b]	8,938	80,531
NVE Corp.	2,088	172,866
NVIDIA Corp.	191,011	20,806,828
ON Semiconductor Corp.[a]	131,757	2,040,916
PDF Solutions Inc.[a]	8,703	196,862
Photronics Inc.[a]	20,983	224,518
Pixelworks Inc.[a]	8,697	40,528
Power Integrations Inc.	13,209	868,492
Qorvo Inc.[a,b]	41,243	2,827,620
QUALCOMM Inc.	477,875	27,401,352
QuickLogic Corp.[a]	20,548	36,575
Rambus Inc.[a]	35,576	467,469
Rubicon Technology Inc.[a]	8,036	6,694
Rudolph Technologies Inc.[a]	9,611	215,286
Semtech Corp.[a]	20,706	699,863
Sevcon Inc.[a]	777	11,608
Sigma Designs Inc.[a]	11,826	73,913
Silicon Laboratories Inc.[a]	12,249	900,914
Skyworks Solutions Inc.	60,066	5,885,267
SolarEdge Technologies Inc.[a,b]	2,384	37,190
SunPower Corp.[a,b]	8,448	51,533
Sunworks Inc.[a,b]	5,312	8,074
Synaptics Inc.[a]	11,897	589,020
Teradyne Inc.	65,254	2,029,399
Texas Instruments Inc.	322,329	25,966,824
Trio-Tech International[a]	311	1,284
Ultra Clean Holdings Inc.[a]	11,104	187,324
Ultratech Inc.[a]	8,723	258,375
Veeco Instruments Inc.[a,b]	12,629	376,976
Versum Materials Inc.[a]	35,093	1,073,846
Xcerra Corp.[a]	17,666	157,051
Xilinx Inc.	80,364	4,652,272
Xperi Corp.	17,359	589,338

		262,259,912
SOFTWARE — 4.59%
8x8 Inc.[a]	28,856	440,054
A10 Networks Inc.[a]	12,176	111,410
ACI Worldwide Inc.[a]	37,851	809,633
Activision Blizzard Inc.	222,629	11,100,282
Adobe Systems Inc.[a]	161,504	21,016,515
American Software Inc./GA Class A	8,727	89,714
ANSYS Inc.[a]	27,637	2,953,566

Security	Shares	Value
Aspen Technology Inc.[a]	26,586	$1,566,447
Asure Software Inc.[a]	2,741	28,177
Autodesk Inc.[a]	62,733	5,424,522
Aware Inc./MAa	5,959	28,007
Barracuda Networks Inc.[a,b]	6,763	156,293
Blackbaud Inc.	15,056	1,154,343
Bottomline Technologies de Inc.[a]	11,971	283,114
BroadSoft Inc.[a]	9,323	374,785
Bsquare Corp.[a]	3,276	17,690
CA Inc.	103,398	3,279,785
Cadence Design Systems Inc.[a]	96,044	3,015,782
Callidus Software Inc.[a]	18,365	392,093
CDK Global Inc.	50,069	3,254,986
Citrix Systems Inc.[a]	51,034	4,255,725
CommVault Systems Inc.[a]	12,777	649,072
Copsync Inc.[a,b]	2,290	669
Covisint Corp.[a]	12,649	25,930
Datawatch Corp.[a]	3,083	25,897
Dell Technologies Inc. Class Va	74,389	4,766,847
Digimarc Corp.[a,b]	2,938	79,326
Digital Turbine Inc.[a,b]	17,152	16,123
Document Security Systems Inc.[a]	8,093	9,712
Ebix Inc.[b]	8,677	531,466
Electronic Arts Inc.[a]	100,438	8,991,210
Ellie Mae Inc.[a,b]	12,247	1,228,007
EnerNOC Inc.[a]	9,060	54,360
Evolving Systems Inc.	3,066	14,870
Exa Corp.[a,b]	3,236	41,097
Fair Isaac Corp.	9,586	1,236,115
FalconStor Software Inc.[a]	12,167	4,840
Finjan Holdings Inc.[a,b]	2,309	4,018
FireEye Inc.[a,b]	55,960	705,656
FORM Holdings Corp.[a]	3,875	8,409
Fortinet Inc.[a]	47,065	1,804,943
Gigamon Inc.[a]	9,104	323,647
GlobalSCAPE Inc.	5,263	20,631
Glu Mobile Inc.[a,b]	37,795	85,795
GSE Systems Inc.[a]	3,667	12,468
Guidance Software Inc.[a]	6,088	35,919
Guidewire Software Inc.[a]	23,279	1,311,306
HubSpot Inc.[a]	10,723	649,278
Imperva Inc.[a]	8,996	369,286
Intelligent Systems Corp.[a]	2,118	9,870
Intuit Inc.	79,833	9,259,830
Jive Software Inc.[a]	14,872	63,950
Majesco[a]	2,240	11,558
Mam Software Group Inc.[a]	3,209	19,832
Manhattan Associates Inc.[a]	23,463	1,221,249
Microsoft Corp.	2,505,473	165,010,452
MicroStrategy Inc. Class Aa	3,023	567,719
Mitek Systems Inc.[a,b]	9,138	60,768
MobileIron Inc.[a]	12,593	54,780
Model N Inc.[a,b]	6,628	69,263
Monotype Imaging Holdings Inc.	12,671	254,687
NetSol Technologies Inc.[a]	3,054	15,575
Nuance Communications Inc.[a]	81,351	1,408,186
NXT-ID Inc.[a,b]	250	462
Oracle Corp.	971,848	43,354,139
Park City Group Inc.[a,b]	5,042	62,269
Paycom Software Inc.[a,b]	12,002	690,235
Paylocity Holding Corp.[a]	6,431	248,429
Pegasystems Inc.	11,664	511,466
PolarityTE Inc.[a,b]	297	4,060

49

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Progress Software Corp.	15,593	$452,977
Proofpoint Inc.[a,b]	16,725	1,243,671
PROS Holdings Inc.[a]	8,207	198,527
PTC Inc.[a]	36,261	1,905,516
QAD Inc.	244	5,851
QAD Inc. Class A	2,969	82,687
Qualys Inc.[a]	8,401	318,398
Rapid7 Inc.[a]	2,728	40,865
RealPage Inc.[a]	17,437	608,551
Red Hat Inc.[a]	58,658	5,073,917
RingCentral Inc. Class Aa	18,439	521,824
Rosetta Stone Inc.[a]	5,753	56,092
Rubicon Project Inc. (The)[a]	6,625	39,021
salesforce.com Inc.[a]	212,031	17,490,437
Seachange International Inc.[a]	11,220	27,826
SecureWorks Corp. Class Aa,b	3,102	29,469
ServiceNow Inc.[a]	53,652	4,692,940
Silver Spring Networks Inc.[a]	11,832	133,583
SITO Mobile Ltd.[a,b]	5,775	14,842
Smith Micro Software Inc.[a]	3,687	3,429
Sonic Foundry Inc.[a]	760	3,785
Splunk Inc.[a,b]	42,138	2,624,776
SS&C Technologies Holdings Inc.	51,073	1,807,984
Symantec Corp.	202,583	6,215,246
Synchronoss Technologies Inc.[a]	12,527	305,659
Synopsys Inc.[a]	48,301	3,483,951
Tableau Software Inc. Class Aa	17,664	875,251
Take-Two Interactive Software Inc.[a]	34,094	2,020,751
Telenav Inc.[a]	9,045	78,239
TiVo Corp.	37,994	712,387
Tyler Technologies Inc.[a]	11,012	1,702,015
Ultimate Software Group Inc. (The)[a,b]	9,106	1,777,582
Upland Software Inc.[a]	801	12,728
Varonis Systems Inc.[a]	5,195	165,201
VASCO Data Security International Inc.[a]	9,160	123,660
Verint Systems Inc.[a]	20,300	880,512
VirnetX Holding Corp.[a,b]	15,149	34,843
VMware Inc. Class Aa,b	23,791	2,192,103
Workday Inc. Class Aa,b	40,510	3,373,673
Workiva Inc.[a,b]	6,130	95,934
Zedge Inc. Class Ba	2,256	6,926
Zendesk Inc.[a,b]	26,671	747,855
Zix Corp.[a]	17,781	85,527
Zynga Inc. Class Aa,b	240,377	685,074

		368,610,684
SPECIALTY RETAIL — 2.30%
Aaron’s Inc.	20,665	614,577
Abercrombie & Fitch Co. Class A	21,618	257,903
Advance Auto Parts Inc.	23,661	3,507,980
America’s Car-Mart Inc./TXa,b	2,887	105,231
American Eagle Outfitters Inc.	65,358	916,973
Appliance Recycling Centers of America Inc.[a]	869	939
Asbury Automotive Group Inc.[a]	6,746	405,435
Ascena Retail Group Inc.[a]	54,232	231,028
AutoNation Inc.[a,b]	23,243	982,946
AutoZone Inc.[a]	9,435	6,821,977
Barnes & Noble Education Inc.[a,b]	12,160	116,614
Barnes & Noble Inc.	20,021	185,194
bebe stores Inc.[a]	1,139	4,419
Bed Bath & Beyond Inc.	50,298	1,984,759
Best Buy Co. Inc.	89,892	4,418,192

Security	Shares	Value
Big 5 Sporting Goods Corp.	5,643	$85,209
Boot Barn Holdings Inc.[a,b]	5,070	50,142
Buckle Inc. (The)	18,632	346,555
Build-A-Bear Workshop Inc.[a,b]	11,805	104,474
Burlington Stores Inc.[a]	21,690	2,110,220
Cabela’s Inc.[a]	15,170	805,679
Caleres Inc.	15,786	417,066
CarMax Inc.[a]	62,293	3,688,991
Cato Corp. (The) Class A	12,658	277,970
Chico’s FAS Inc.	42,282	600,404
Children’s Place Inc. (The)	6,230	747,912
Christopher & Banks Corp.[a]	11,821	17,495
Citi Trends Inc.	5,242	89,114
Conn’s Inc.[a,b]	8,678	75,933
Container Store Group Inc. (The)[a,b]	5,836	24,686
CST Brands Inc.	24,148	1,161,277
Destination Maternity Corp.[a]	5,124	21,828
Destination XL Group Inc.[a,b]	14,633	41,704
Dick’s Sporting Goods Inc.	28,935	1,407,977
DSW Inc. Class A	29,724	614,692
Express Inc.[a]	23,071	210,177
Finish Line Inc. (The) Class A	9,494	135,100
Five Below Inc.[a]	17,587	761,693
Foot Locker Inc.	44,544	3,332,337
Francesca’s Holdings Corp.[a]	13,812	212,014
GameStop Corp. Class A	32,997	744,082
Gap Inc. (The)[b]	73,796	1,792,505
Genesco Inc.[a,b]	4,885	270,873
GNC Holdings Inc. Class Ab	18,307	134,740
Group 1 Automotive Inc.	6,529	483,668
Guess? Inc.	20,541	229,032
Haverty Furniture Companies Inc.	6,153	149,826
Hibbett Sports Inc.[a,b]	6,782	200,069
Home Depot Inc. (The)	395,254	58,035,145
Kirkland’s Inc.[a]	5,256	65,174
L Brands Inc.	77,756	3,662,308
Lithia Motors Inc. Class A	8,177	700,360
Lowe’s Companies Inc.	280,131	23,029,570
Lumber Liquidators Holdings Inc.[a,b]	8,815	185,027
MarineMax Inc.[a]	8,285	179,370
Michaels Companies Inc. (The)[a,b]	32,683	731,772
Monro Muffler Brake Inc.	11,013	573,777
Murphy USA Inc.[a,b]	11,338	832,436
New York & Co. Inc.[a]	11,209	21,858
O’Reilly Automotive Inc.[a]	30,337	8,186,136
Office Depot Inc.	174,652	814,752
Party City Holdco Inc.[a,b]	6,774	95,175
Penske Automotive Group Inc.	12,535	586,763
Perfumania Holdings Inc.[a]	2,803	3,644
Pier 1 Imports Inc.	27,087	193,943
Rent-A-Center Inc./TX	17,146	152,085
RHa,b	10,017	463,386
Ross Stores Inc.	127,184	8,377,610
Sally Beauty Holdings Inc.[a]	47,306	966,935
Sears Hometown and Outlet Stores Inc.[a,b]	3,603	14,052
Select Comfort Corp.[a]	15,130	375,073
Shoe Carnival Inc.	27	663
Signet Jewelers Ltd.	23,284	1,612,883
Sonic Automotive Inc. Class A	9,108	182,615
Sportsman’s Warehouse Holdings Inc.[a,b]	9,313	44,516
Stage Stores Inc.	9,722	25,180
Staples Inc.	208,422	1,827,861
Stein Mart Inc.	44	132

50

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Tailored Brands Inc.	15,088	$225,415
Tandy Leather Factory Inc.[a]	2,347	19,245
Tiffany & Co.	35,414	3,374,954
Tile Shop Holdings Inc.	8,980	172,865
Tilly’s Inc. Class A	4,827	43,540
TJX Companies Inc. (The)	211,208	16,702,329
Tractor Supply Co.	42,391	2,923,707
Trans World Entertainment Corp.[a]	3,613	6,142
Ulta Salon Cosmetics & Fragrance Inc.[a]	18,763	5,351,771
Urban Outfitters Inc.[a,b]	27,476	652,830
Vitamin Shoppe Inc.[a,b]	8,358	168,414
West Marine Inc.[a]	5,668	54,073
Williams-Sonoma Inc.	26,615	1,427,096
Winmark Corp.	359	40,567
Zumiez Inc.[a,b]	3,070	56,181

		185,058,941
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.61%
3D Systems Corp.[a,b]	33,436	500,203
Apple Inc.	1,700,574	244,304,461
AstroNova Inc.	2,190	32,959
Avid Technology Inc.[a,b]	9,583	44,657
Concurrent Computer Corp.	2,682	13,035
CPI Card Group Inc.	5,230	21,966
Cray Inc.[a,b]	12,576	275,414
Crossroads Systems Inc.[a]	157	436
Diebold Nixdorf Inc.	23,112	709,538
Eastman Kodak Co.[a,b]	12,040	138,460
Electronics For Imaging Inc.[a]	14,965	730,741
Hewlett Packard Enterprise Co.	541,034	12,822,506
HP Inc.	557,214	9,962,986
Immersion Corp.[a,b]	9,012	78,044
Intevac Inc.[a]	6,660	83,250
ITUS Corp.[a,b]	4,820	14,219
NCR Corp.[a]	39,465	1,802,761
NetApp Inc.	87,396	3,657,523
Nimble Storage Inc.[a]	21,203	265,037
Pure Storage Inc. Class Aa	21,662	212,937
Quantum Corp.[a]	84,009	73,088
Seagate Technology PLC	95,720	4,396,420
Super Micro Computer Inc.[a]	11,780	298,623
TransAct Technologies Inc.	2,828	22,907
USA Technologies Inc.[a,b]	11,639	49,466
Western Digital Corp.	94,436	7,793,803
Xerox Corp.	253,485	1,860,580
Xplore Technologies Corp.[a,b]	3,102	6,359

		290,172,379
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Carter’s Inc.	15,724	1,412,015
Charles & Colvard Ltd.[a,b]	8,755	8,405
Cherokee Inc.[a]	2,876	24,734
Coach Inc.	93,049	3,845,715
Columbia Sportswear Co.	9,008	529,220
Crocs Inc.[a]	23,634	167,092
Crown Crafts Inc.	2,995	24,709
Culp Inc.	13	406
Deckers Outdoor Corp.[a]	9,752	582,487
Delta Apparel Inc.[a,b]	2,372	41,818
Differential Brands Group Inc.[a]	239	466
Forward Industries Inc.[a]	3,606	4,255

Security	Shares	Value
Fossil Group Inc.[a,b]	13,961	$243,620
G-III Apparel Group Ltd.[a]	12,505	273,735
Hanesbrands Inc.	121,461	2,521,530
Iconix Brand Group Inc.[a,b]	16,959	127,532
Kate Spade & Co.[a]	41,361	960,816
Lakeland Industries Inc.[a]	2,341	25,166
lululemon athletica Inc.[a,b]	35,116	1,821,467
Michael Kors Holdings Ltd.[a]	54,013	2,058,435
Movado Group Inc.	5,654	141,067
Naked Brand Group Inc.[a,b]	2,125	5,100
NIKE Inc. Class B	430,739	24,005,085
Oxford Industries Inc.	5,286	302,676
Perry Ellis International Inc.[a]	3,587	77,049
PVH Corp.	26,275	2,718,674
Ralph Lauren Corp.	18,123	1,479,199
Rocky Brands Inc.	2,746	31,716
Sequential Brands Group Inc.[a]	9,210	35,827
Skechers U.S.A. Inc. Class Aa	42,069	1,154,794
Steven Madden Ltd.[a]	17,826	687,192
Superior Uniform Group Inc.	2,805	52,173
Under Armour Inc. Class Aa,b	58,907	1,165,181
Under Armour Inc. Class Ca,b	59,265	1,084,550
Unifi Inc.[a]	5,157	146,407
Vera Bradley Inc.[a]	6,230	58,001
VF Corp.	109,762	6,033,617
Vince Holding Corp.[a,b]	6,819	10,569
Wolverine World Wide Inc.	32,633	814,846

		54,677,346
THRIFTS & MORTGAGE FINANCE — 0.23%
ASB Bancorp. Inc.[a]	817	27,778
Astoria Financial Corp.	29,714	609,434
Atlantic Coast Financial Corp.[a]	5,094	38,816
Bank Mutual Corp.	13,963	131,252
BankFinancial Corp.	29	421
Bear State Financial Inc.	3,732	35,081
Beneficial Bancorp. Inc.	24,418	390,688
BofI Holding Inc.[a,b]	17,968	469,504
Broadway Financial Corp./DEa	2,173	3,890
BSB Bancorp. Inc./MAa	2,869	81,049
Capitol Federal Financial Inc.	39,467	577,402
Central Federal Corp.[a]	6,044	12,934
Charter Financial Corp./MD	5,211	102,500
Citizens Community Bancorp. Inc./WI	799	11,042
Clifton Bancorp. Inc.	8,013	129,730
Coastway Bancorp. Inc.[a]	858	14,843
Dime Community Bancshares Inc.	25,686	521,426
Elmira Savings Bank	637	13,696
Entegra Financial Corp.[a]	2,364	55,909
Equitable Financial Corp.[a]	747	7,657
ESSA Bancorp. Inc.	2,983	43,492
Essent Group Ltd.[a]	28,733	1,039,273
EverBank Financial Corp.	33,380	650,242
Federal Agricultural Mortgage Corp. Class C	2,996	172,480
First Capital Inc.[b]	627	20,942
First Defiance Financial Corp.	2,966	146,847
Flagstar Bancorp. Inc.[a]	6,156	173,538
FS Bancorp. Inc.	626	22,724
Georgetown Bancorp Inc./Old	222	5,739
Greene County Bancorp. Inc.	636	14,851
Guaranty Federal Bancshares Inc.	825	16,087
Hamilton Bancorp. Inc./MDa	790	12,127

51

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Hingham Institution for Savings	262	$46,335
HMN Financial Inc.[a]	848	15,179
Home Bancorp. Inc.	2,203	74,351
Home Federal Bancorp. Inc./LA	253	7,054
HomeStreet Inc.[a]	6,216	173,737
HopFed Bancorp. Inc.	2,284	32,661
IF Bancorp. Inc.	697	13,870
IMPAC Mortgage Holdings Inc.[a,b]	2,770	34,514
Jacksonville Bancorp. Inc./IL	232	6,939
Kearny Financial Corp./MD	32,490	488,974
Kentucky First Federal Bancorp.	844	8,313
Lake Shore Bancorp. Inc.	652	10,139
LendingTree Inc.[a,b]	2,480	310,868
Magyar Bancorp. Inc.[a]	714	9,282
Malvern Bancorp. Inc.[a]	2,276	48,251
Meridian Bancorp. Inc.	15,568	284,894
Meta Financial Group Inc.	2,572	227,622
MGIC Investment Corp.[a]	109,932	1,113,611
MSB Financial Corp./MDa	650	10,725
Nationstar Mortgage Holdings Inc.[a,b]	12,164	191,705
New York Community Bancorp. Inc.	164,568	2,299,015
NMI Holdings Inc. Class Aa	17,055	194,427
Northfield Bancorp. Inc.	12,651	227,971
Northwest Bancshares Inc.	32,501	547,317
OceanFirst Financial Corp.	8,380	236,106
Oconee Federal Financial Corp.	212	5,315
Ocwen Financial Corp.[a,b]	38,364	209,851
Oritani Financial Corp.	11,919	202,623
Pathfinder Bancorp. Inc.	713	10,339
PB Bancorp Inc.	698	7,120
PHH Corp.[a]	14,383	183,096
Poage Bankshares Inc.	661	12,890
Provident Bancorp. Inc.[a]	3,059	64,086
Provident Financial Holdings Inc.	2,355	43,921
Provident Financial Services Inc.	23,284	601,891
Prudential Bancorp. Inc.	2,806	50,087
Radian Group Inc.	68,176	1,224,441
Riverview Bancorp. Inc.	6,803	48,641
Security National Financial Corp. Class Aa	3,777	25,684
Severn Bancorp. Inc.[a]	2,866	20,349
SI Financial Group Inc.	3,246	45,606
Southern Missouri Bancorp. Inc.	2,195	77,966
Stonegate Mortgage Corp.[a]	8,145	64,834
Territorial Bancorp. Inc.	4,948	154,229
TFS Financial Corp.	20,940	348,023
Timberland Bancorp. Inc./WA	2,337	52,349
TrustCo Bank Corp. NY	29,988	235,406
United Community Bancorp.	811	14,274
United Community Financial Corp./OH	15,106	125,984
United Financial Bancorp. Inc.	15,542	264,369
Walker & Dunlop Inc.[a]	8,751	364,829
Walter Investment Management Corp.[a,b]	8,997	9,717
Washington Federal Inc.	29,612	980,157
Waterstone Financial Inc.	8,670	158,227
Wayne Savings Bancshares Inc.	682	12,140
Westbury Bancorp. Inc.[a]	777	16,200
Western New England Bancorp Inc.	8,275	86,887
Wolverine Bancorp. Inc.	283	9,198
WSFS Financial Corp.	8,877	407,898
WVS Financial Corp.	222	3,319

		18,309,200

Security	Shares	Value
TOBACCO — 1.49%
22nd Century Group Inc.[a,b]	17,627	$20,800
Alliance One International Inc.[a]	2,918	37,496
Altria Group Inc.	630,117	45,002,956
Philip Morris International Inc.	503,733	56,871,456
Reynolds American Inc.	267,264	16,842,977
Universal Corp./VA	6,758	478,129
Vector Group Ltd.	30,053	625,102

		119,878,916
TRADING COMPANIES & DISTRIBUTORS — 0.35%
AeroCentury Corp.[a]	249	2,428
Air Lease Corp.	30,167	1,168,971
Aircastle Ltd.	20,099	484,989
Applied Industrial Technologies Inc.	12,391	766,383
Beacon Roofing Supply Inc.[a]	18,613	915,015
BlueLinx Holdings Inc.[a]	723	6,579
BMC Stock Holdings Inc.[a,b]	15,593	352,402
CAI International Inc.[a]	5,743	90,395
DXP Enterprises Inc./TXa	3,731	141,293
Empire Resources Inc.	863	5,981
EnviroStar Inc.	2,234	42,334
Fastenal Co.	92,570	4,767,355
GATX Corp.[b]	13,976	851,977
General Finance Corp.[a]	3,800	19,380
H&E Equipment Services Inc.	9,661	236,888
HD Supply Holdings Inc.[a]	62,791	2,582,280
Herc Holdings Inc.[a]	8,162	399,040
Houston Wire & Cable Co.	5,890	39,757
Huttig Building Products Inc.[a]	5,652	46,007
Kaman Corp.	8,776	422,389
Lawson Products Inc./DEa	2,248	50,468
MRC Global Inc.[a]	32,399	593,874
MSC Industrial Direct Co. Inc. Class A	15,205	1,562,466
Neff Corp.[a]	3,208	62,396
NOW Inc.[a]	34,944	592,650
Rush Enterprises Inc. Class Aa	8,800	291,104
Rush Enterprises Inc. Class Ba,b	2,981	92,947
SiteOne Landscape Supply Inc.[a,b]	6,526	315,924
Titan Machinery Inc.[a,b]	5,758	88,328
Transcat Inc.[a]	2,696	34,239
Triton International Ltd.	9,452	243,767
United Rentals Inc.[a]	27,161	3,396,483
Univar Inc.[a]	32,298	990,257
Veritiv Corp.[a]	2,811	145,610
Watsco Inc.	8,547	1,223,759
WESCO International Inc.[a]	14,135	983,089
Willis Lease Finance Corp.[a,b]	2,200	49,170
WW Grainger Inc.	18,004	4,190,611

		28,248,985
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	22,572	1,818,852

		1,818,852
WATER UTILITIES — 0.10%
American States Water Co.	11,777	521,721
American Water Works Co. Inc.	56,783	4,416,014
Aqua America Inc.	56,681	1,822,294

52

Schedule of Investments (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

March 31, 2017

Security	Shares	Value
Artesian Resources Corp. Class A	2,758	$89,800
Cadiz Inc.[a]	5,845	87,967
California Water Service Group	15,283	547,896
Connecticut Water Service Inc.	3,455	183,633
Middlesex Water Co.	5,624	207,807
Pure Cycle Corp.[a]	5,709	31,685
SJW Group	5,697	274,709
York Water Co. (The)	3,750	131,438

		8,314,964
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	11,159	144,955
NII Holdings Inc.[a]	32,520	42,276
Shenandoah Telecommunications Co.	14,691	412,083
Spok Holdings Inc.	5,786	109,934
Sprint Corp.[a,b]	210,929	1,830,864
T-Mobile U.S. Inc.[a]	95,122	6,143,930
Telephone & Data Systems Inc.	38,257	1,014,193
U.S. Cellular Corp.[a]	3,773	140,846

		9,839,081

TOTAL COMMON STOCKS
(Cost: $6,910,059,399)		8,009,962,138

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	—
SAExploration Holdings Inc. (Expires 7/27/21)[a]	19	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	196,300,437	$196,378,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	14,368,493	14,368,493

		210,747,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,694,661)		210,747,450

TOTAL INVESTMENTS IN SECURITIES — 102.31%
(Cost: $7,120,754,060)		8,220,709,588
Other Assets, Less Liabilities — (2.31)%		(185,591,520)

NET ASSETS — 100.00%		$8,035,118,068

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	179	Jun. 2017	Chicago Mercantile	$21,121,403	$21,114,840	$(6,563)
S&P MidCap 400 E-Mini	17	Jun. 2017	Chicago Mercantile	2,906,402	2,920,940	14,538

				Net unrealized appreciation		$7,975

53

Schedule of Investments

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.56%
B/E Aerospace Inc.	9,001	$577,054
Boeing Co. (The)	53,179	9,405,238
Curtiss-Wright Corp.	6,199	565,721
General Dynamics Corp.	39,653	7,423,042
Huntington Ingalls Industries Inc.	6,446	1,290,747
L3 Technologies Inc.	4,940	816,533
Lockheed Martin Corp.	34,795	9,311,142
Northrop Grumman Corp.	24,320	5,784,269
Raytheon Co.	27,403	4,178,957
Rockwell Collins Inc.	11,466	1,114,036
Teledyne Technologies Inc.[a]	3,357	424,526
TransDigm Group Inc.[b]	6,927	1,525,048

		42,416,313
AIR FREIGHT & LOGISTICS — 1.12%
CH Robinson Worldwide Inc.	9,874	763,162
Expeditors International of Washington Inc.	15,704	887,119
FedEx Corp.	34,169	6,668,080
United Parcel Service Inc. Class B	96,040	10,305,092

		18,623,453
AIRLINES — 0.51%
Alaska Air Group Inc.	11,027	1,016,910
Southwest Airlines Co.	85,670	4,605,619
United Continental Holdings Inc.[a]	39,838	2,814,157

		8,436,686
AUTO COMPONENTS — 0.05%
Gentex Corp.	39,913	851,344

		851,344
AUTOMOBILES — 0.13%
Harley-Davidson Inc.	24,543	1,484,851
Thor Industries Inc.	6,735	647,436

		2,132,287
BANKS — 1.05%
Bank of Hawaii Corp.	4,241	349,289
Bank of the Ozarks Inc.	12,624	656,574
Chemical Financial Corp.	6,201	317,181
Citizens Financial Group Inc.	26,949	931,088
Comerica Inc.	13,442	921,853
Commerce Bancshares Inc./MO	12,297	690,600
Cullen/Frost Bankers Inc.	4,098	364,599
East West Bancorp. Inc.	13,010	671,446
First Horizon National Corp.	32,968	609,908
Fulton Financial Corp.	12,232	218,341
International Bancshares Corp.	4,147	146,804
KeyCorp	73,417	1,305,354
MB Financial Inc.	5,726	245,187
PrivateBancorp. Inc.	7,111	422,180

Security	Shares	Value
Signature Bank/New York NYa	4,988	$740,169
SVB Financial Group[a]	4,451	828,287
Synovus Financial Corp.	8,768	359,663
Texas Capital Bancshares Inc.[a]	4,514	376,693
Trustmark Corp.	4,376	139,113
U.S. Bancorp.	124,263	6,399,545
UMB Financial Corp.	4,216	317,507
Webster Financial Corp.	8,365	418,585

		17,429,966
BEVERAGES — 1.92%
Boston Beer Co. Inc. (The) Class Aa	651	94,167
Brown-Forman Corp. Class B	14,833	684,988
Coca-Cola Co. (The)	274,608	11,654,364
Constellation Brands Inc. Class A	24,035	3,895,352
Dr Pepper Snapple Group Inc.	15,331	1,501,212
Monster Beverage Corp.[a]	33,779	1,559,576
PepsiCo Inc.	111,372	12,458,072

		31,847,731
BIOTECHNOLOGY — 4.38%
AbbVie Inc.	222,107	14,472,492
Alexion Pharmaceuticals Inc.[a]	31,260	3,789,963
Amgen Inc.	56,442	9,260,439
Biogen Inc.[a]	30,083	8,225,294
Bioverativ Inc.[a]	15,119	823,381
Celgene Corp.[a]	108,410	13,489,456
Dyax Corp.	12,804	29,321
Gilead Sciences Inc.	182,134	12,370,541
Incyte Corp.[a]	24,596	3,287,747
Regeneron Pharmaceuticals Inc.[a]	10,583	4,101,018
United Therapeutics Corp.[a]	4,378	592,694
Vertex Pharmaceuticals Inc.[a]	19,746	2,159,225

		72,601,571
BUILDING PRODUCTS — 0.27%
Allegion PLC	8,435	638,529
AO Smith Corp.	20,519	1,049,752
Fortune Brands Home & Security Inc.	15,041	915,245
Lennox International Inc.	5,453	912,287
Masco Corp.	27,617	938,702

		4,454,515
CAPITAL MARKETS — 2.28%
Ameriprise Financial Inc.	10,318	1,338,038
BlackRock Inc.[c]	8,340	3,198,474
CBOE Holdings Inc.	8,289	671,989
Charles Schwab Corp. (The)	169,280	6,908,317
CME Group Inc.	29,794	3,539,527
E*TRADE Financial Corp.[a]	38,209	1,333,112
Eaton Vance Corp. NVS	9,898	445,014
FactSet Research Systems Inc.	4,030	664,587
Federated Investors Inc. Class B	4,852	127,802
Intercontinental Exchange Inc.	83,002	4,969,330
MarketAxess Holdings Inc.	5,237	981,885
Moody’s Corp.	23,105	2,588,684
MSCI Inc.	12,657	1,230,134
Nasdaq Inc.	7,357	510,944
Northern Trust Corp.	19,276	1,668,916

54

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
Raymond James Financial Inc.	9,870	$752,686
S&P Global Inc.	36,004	4,707,163
SEI Investments Co.	11,264	568,156
T Rowe Price Group Inc.	22,186	1,511,976

		37,716,734
CHEMICALS — 1.71%
Air Products & Chemicals Inc.	17,253	2,334,158
Albemarle Corp.	15,686	1,657,069
Chemours Co. (The)	13,860	533,610
Ecolab Inc.	20,188	2,530,364
EI du Pont de Nemours & Co.	60,239	4,838,999
FMC Corp.	12,168	846,771
International Flavors & Fragrances Inc.	6,454	855,349
Minerals Technologies Inc.	4,867	372,812
Monsanto Co.	40,887	4,628,408
NewMarket Corp.	709	321,340
PPG Industries Inc.	19,045	2,001,249
Praxair Inc.	22,212	2,634,343
RPM International Inc.	11,621	639,504
Scotts Miracle-Gro Co. (The) Class A	6,206	579,578
Sensient Technologies Corp.	3,906	309,590
Sherwin-Williams Co. (The)	7,826	2,427,547
Valspar Corp. (The)	7,182	796,771
		28,307,462
COMMERCIAL SERVICES & SUPPLIES — 0.59%
Cintas Corp.	12,014	1,520,252
Copart Inc.[a]	14,162	877,053
Deluxe Corp.	4,343	313,434
HNI Corp.	3,483	160,532
MSA Safety Inc.	4,289	303,189
Republic Services Inc.	32,213	2,023,299
Rollins Inc.	13,401	497,579
Waste Management Inc.	56,370	4,110,500

		9,805,838
COMMUNICATIONS EQUIPMENT — 0.46%
ARRIS International PLC[a]	10,770	284,867
Brocade Communications Systems Inc.	37,032	462,159
F5 Networks Inc.[a]	9,023	1,286,409
Harris Corp.	17,378	1,933,650
InterDigital Inc./PA	4,830	416,829
Juniper Networks Inc.	30,104	837,794
Motorola Solutions Inc.	23,009	1,983,836
Plantronics Inc.	3,033	164,116
ViaSat Inc.[a]	4,818	307,485

		7,677,145
CONSTRUCTION & ENGINEERING — 0.11%
Dycom Industries Inc.[a]	2,303	214,064
EMCOR Group Inc.	4,077	256,647
Granite Construction Inc.	5,499	275,995
Quanta Services Inc.[a]	21,217	787,363
Valmont Industries Inc.	1,653	257,041

		1,791,110

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.	6,772	$657,832
Martin Marietta Materials Inc.	8,789	1,918,199
Vulcan Materials Co.	18,448	2,222,615

		4,798,646
CONSUMER FINANCE — 0.51%
American Express Co.	50,764	4,015,940
Discover Financial Services	53,848	3,682,665
SLM Corp.[a]	60,621	733,514

		8,432,119
CONTAINERS & PACKAGING — 0.18%
AptarGroup Inc.	4,043	311,271
Avery Dennison Corp.	6,609	532,685
Packaging Corp. of America	13,149	1,204,711
Sealed Air Corp.	14,274	622,061
Sonoco Products Co.	7,301	386,369

		3,057,097
DISTRIBUTORS — 0.12%
LKQ Corp.[a]	42,720	1,250,414
Pool Corp.	5,708	681,136

		1,931,550
DIVERSIFIED CONSUMER SERVICES — 0.05%
Service Corp. International/U.S.	16,190	499,947
Sotheby’sa	6,350	288,798

		788,745
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.96%
Level 3 Communications Inc.[a]	22,758	1,302,213
Verizon Communications Inc.	301,046	14,675,992

		15,978,205
ELECTRIC UTILITIES — 0.32%
Alliant Energy Corp.	15,100	598,111
NextEra Energy Inc.	31,915	4,096,929
Westar Energy Inc.	12,060	654,496

		5,349,536
ELECTRICAL EQUIPMENT — 0.46%
Acuity Brands Inc.	6,188	1,262,352
Emerson Electric Co.	41,492	2,483,711
EnerSys	5,977	471,824
Hubbell Inc.	4,401	528,340
Rockwell Automation Inc.	17,981	2,799,822

		7,546,049
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.85%
Amphenol Corp. Class A	42,904	3,053,478
Belden Inc.	2,828	195,669
Cognex Corp.	11,930	1,001,523

55

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
Coherent Inc.[a]	3,435	$706,373
Corning Inc.	129,640	3,500,280
FLIR Systems Inc.	13,502	489,853
IPG Photonics Corp.[a]	5,242	632,709
Keysight Technologies Inc.[a]	13,675	494,215
Littelfuse Inc.	3,151	503,876
National Instruments Corp.	7,017	228,474
TE Connectivity Ltd.	24,824	1,850,629
Trimble Inc.[a]	22,907	733,253
Zebra Technologies Corp. Class Aa	7,275	663,844

		14,054,176
ENERGY EQUIPMENT & SERVICES — 0.73%
Baker Hughes Inc.	25,455	1,522,718
Halliburton Co.	70,235	3,456,265
Patterson-UTI Energy Inc.	10,542	255,854
Schlumberger Ltd.	87,420	6,827,502
Superior Energy Services Inc.[a]	8,751	124,789

		12,187,128
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.30%
Alexandria Real Estate Equities Inc.	12,440	1,374,869
American Campus Communities Inc.	10,957	521,444
American Tower Corp.	59,522	7,234,304
Apartment Investment & Management Co. Class A	21,825	967,939
AvalonBay Communities Inc.	19,121	3,510,616
Boston Properties Inc.	13,933	1,844,869
Camden Property Trust	6,531	525,484
Corporate Office Properties Trust	9,259	306,473
Crown Castle International Corp.[b]	32,667	3,085,398
CyrusOne Inc.	5,260	270,732
DCT Industrial Trust Inc.	12,874	619,497
Digital Realty Trust Inc.	22,182	2,359,943
Douglas Emmett Inc.	20,285	778,944
Duke Realty Corp.	49,509	1,300,601
Education Realty Trust Inc.	10,143	414,342
EPR Properties	5,542	408,057
Equinix Inc.	10,825	4,334,005
Equity Residential	34,233	2,129,977
Essex Property Trust Inc.	4,887	1,131,487
Extra Space Storage Inc.	17,628	1,311,347
Federal Realty Investment Trust	6,381	851,864
First Industrial Realty Trust Inc.	16,324	434,708
GEO Group Inc. (The)	5,227	242,376
GGP Inc.	81,587	1,891,187
Healthcare Realty Trust Inc.	11,466	372,645
Highwoods Properties Inc.	8,314	408,467
Host Hotels & Resorts Inc.	103,258	1,926,794
Iron Mountain Inc.[b]	19,540	696,992
Kilroy Realty Corp.	13,540	975,963
Kimco Realty Corp.	59,316	1,310,290
Lamar Advertising Co. Class A	11,652	870,870
Liberty Property Trust	20,350	784,493
Mack-Cali Realty Corp.	7,767	209,243
Mid-America Apartment Communities Inc.	9,659	982,707
National Retail Properties Inc.	12,089	527,322
Potlatch Corp.	3,572	163,240
Prologis Inc.	73,935	3,835,748
Public Storage	13,508	2,957,036
Rayonier Inc.	7,814	221,449
Realty Income Corp.	23,485	1,398,062

Security	Shares	Value
Regency Centers Corp.	12,853	$853,311
Simon Property Group Inc.	29,383	5,054,757
Tanger Factory Outlet Centers Inc.	9,098	298,141
Taubman Centers Inc.	4,498	296,958
UDR Inc.	37,327	1,353,477
Uniti Group Inc.[a]	19,874	513,743
Urban Edge Properties	8,010	210,663
Ventas Inc.	28,069	1,825,608
Vornado Realty Trust	11,997	1,203,419
Weingarten Realty Investors	16,616	554,808
Welltower Inc.	50,556	3,580,376

		71,237,045
FOOD & STAPLES RETAILING — 0.13%
Sprouts Farmers Market Inc.[a]	8,688	200,866
Sysco Corp.	36,705	1,905,724

		2,106,590
FOOD PRODUCTS — 0.78%
Campbell Soup Co.	16,546	947,093
General Mills Inc.	44,555	2,629,190
Hershey Co. (The)	19,508	2,131,249
Ingredion Inc.	4,742	571,079
Kellogg Co.	19,052	1,383,366
Lamb Weston Holdings Inc.	12,105	509,136
Lancaster Colony Corp.	2,713	349,543
McCormick & Co. Inc./MD	10,201	995,108
Mead Johnson Nutrition Co.	13,820	1,231,086
Post Holdings Inc.[a]	8,893	778,315
Tootsie Roll Industries Inc.	1,500	56,007
WhiteWave Foods Co. (The)[a]	24,846	1,395,103

		12,976,275
GAS UTILITIES — 0.07%
National Fuel Gas Co.	6,583	392,478
Southwest Gas Holdings Inc.	6,591	546,460
WGL Holdings Inc.	3,445	284,316

		1,223,254
HEALTH CARE EQUIPMENT & SUPPLIES — 2.54%
ABIOMED Inc.[a]	5,610	702,372
Align Technology Inc.[a]	10,465	1,200,440
Becton Dickinson and Co.	29,644	5,437,895
Boston Scientific Corp.[a]	189,790	4,720,077
Cooper Companies Inc. (The)	4,956	990,655
CR Bard Inc.	10,060	2,500,312
Danaher Corp.	44,993	3,848,251
Edwards Lifesciences Corp.[a]	29,610	2,785,413
Globus Medical Inc. Class Aa	4,401	130,358
Hill-Rom Holdings Inc.	5,013	353,918
Hologic Inc.[a]	23,291	991,032
IDEXX Laboratories Inc.[a]	12,289	1,900,002
Intuitive Surgical Inc.[a]	5,126	3,928,925
Masimo Corp.[a]	6,275	585,207
NuVasive Inc.[a]	6,988	521,864
ResMed Inc.	13,054	939,496
Stryker Corp.	43,127	5,677,670
Teleflex Inc.	3,596	696,653
Varian Medical Systems Inc.[a]	13,090	1,192,892

56

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
West Pharmaceutical Services Inc.	10,303	$840,828
Zimmer Biomet Holdings Inc.	18,011	2,199,323

		42,143,583
HEALTH CARE PROVIDERS & SERVICES — 2.46%
Aetna Inc.	49,011	6,251,353
Envision Healthcare Corp.[a]	6,774	415,382
HCA Holdings Inc.[a]	20,575	1,830,969
HealthSouth Corp.	12,334	528,019
Humana Inc.	20,779	4,283,383
Laboratory Corp. of America Holdings[a]	7,755	1,112,610
MEDNAX Inc.[a]	8,127	563,851
Quest Diagnostics Inc.	11,917	1,170,130
UnitedHealth Group Inc.	134,013	21,979,472
Universal Health Services Inc. Class B	5,674	706,129
VCA Inc.[a]	11,333	1,036,970
WellCare Health Plans Inc.[a]	6,203	869,723

		40,747,991
HEALTH CARE TECHNOLOGY — 0.15%
Cerner Corp.[a]	40,985	2,411,967

		2,411,967
HOTELS, RESTAURANTS & LEISURE — 2.40%
Brinker International Inc.	6,628	291,367
Buffalo Wild Wings Inc.[a]	1,998	305,195
Cheesecake Factory Inc. (The)	6,165	390,614
Chipotle Mexican Grill Inc.[a,b]	2,221	989,500
Churchill Downs Inc.	1,725	274,016
Cracker Barrel Old Country Store Inc.	2,396	381,563
Darden Restaurants Inc.	17,338	1,450,670
Domino’s Pizza Inc.	6,679	1,230,940
Dunkin’ Brands Group Inc.	12,798	699,795
Jack in the Box Inc.	4,427	450,314
Marriott International Inc./MD Class A	43,925	4,136,857
McDonald’s Corp.	70,755	9,170,556
Panera Bread Co. Class Aa	2,962	775,659
Papa John’s International Inc.	3,604	288,464
Royal Caribbean Cruises Ltd.	11,912	1,168,686
Starbucks Corp.	203,084	11,858,075
Texas Roadhouse Inc.	9,073	404,021
Wendy’s Co. (The)	26,530	361,073
Wyndham Worldwide Corp.	9,925	836,578
Wynn Resorts Ltd.	11,122	1,274,692
Yum! Brands Inc.	46,967	3,001,191

		39,739,826
HOUSEHOLD DURABLES — 0.34%
Garmin Ltd.	15,978	816,636
Leggett & Platt Inc.	11,263	566,754
Mohawk Industries Inc.[a]	4,112	943,663
Newell Brands Inc.	40,898	1,929,159
NVR Inc.[a]	490	1,032,371
Tempur Sealy International Inc.[a,b]	4,068	188,999
Tupperware Brands Corp.	2,817	176,682

		5,654,264

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.62%
Church & Dwight Co. Inc.	23,066	$1,150,301
Clorox Co. (The)	9,825	1,324,705
Colgate-Palmolive Co.	68,847	5,038,912
Energizer Holdings Inc.	5,203	290,067
Kimberly-Clark Corp.	25,745	3,388,814
Procter & Gamble Co. (The)	174,556	15,683,857

		26,876,656
INDUSTRIAL CONGLOMERATES — 2.31%
3M Co.	56,491	10,808,423
Carlisle Companies Inc.	9,088	967,054
General Electric Co.	571,406	17,027,899
Honeywell International Inc.	62,587	7,815,239
Roper Technologies Inc.	7,795	1,609,589

		38,228,204
INSURANCE — 0.78%
Aon PLC	36,567	4,340,137
Arthur J Gallagher & Co.	24,852	1,405,132
Brown & Brown Inc.	16,200	675,864
Cincinnati Financial Corp.	11,698	845,415
Marsh & McLennan Companies Inc.	71,728	5,299,982
Primerica Inc.	4,791	393,820

		12,960,350
INTERNET & DIRECT MARKETING RETAIL — 4.37%
Amazon.com Inc.[a]	55,184	48,922,823
Expedia Inc.	16,856	2,126,722
Netflix Inc.[a]	59,977	8,865,201
Priceline Group Inc. (The)[a]	6,858	12,207,034
TripAdvisor Inc.[a]	9,082	391,979

		72,513,759
INTERNET SOFTWARE & SERVICES — 7.35%
Akamai Technologies Inc.[a]	24,147	1,441,576
Alphabet Inc. Class Aa	41,403	35,101,463
Alphabet Inc. Class Ca	41,182	34,162,940
eBay Inc.[a]	55,076	1,848,901
Facebook Inc. Class Aa	328,182	46,618,253
j2 Global Inc.	6,768	567,903
LogMeIn Inc.	7,393	720,818
VeriSign Inc.[a,b]	12,426	1,082,429
WebMD Health Corp.[a]	5,196	273,725

		121,818,008
IT SERVICES — 5.92%
Accenture PLC Class A	86,760	10,400,789
Acxiom Corp.[a]	5,001	142,379
Alliance Data Systems Corp.	4,699	1,170,051
Automatic Data Processing Inc.	62,550	6,404,495
Broadridge Financial Solutions Inc.	16,493	1,120,699
Cognizant Technology Solutions Corp. Class Aa	59,510	3,542,035
Computer Sciences Corp.	10,340	713,563
Convergys Corp.	5,983	126,540
CoreLogic Inc./U.S.[a]	11,997	488,518
CSRA Inc.	9,917	290,469

57

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
Fidelity National Information Services Inc.	45,911	$3,655,434
Fiserv Inc.[a]	29,975	3,456,417
Gartner Inc.[a]	11,598	1,252,468
Global Payments Inc.	21,157	1,706,947
International Business Machines Corp.	68,174	11,871,820
Jack Henry & Associates Inc.	10,794	1,004,921
MasterCard Inc. Class A	131,288	14,765,961
MAXIMUS Inc.	9,129	567,824
Paychex Inc.	44,505	2,621,345
PayPal Holdings Inc.[a]	156,491	6,732,243
Science Applications International Corp.	6,045	449,748
Total System Services Inc.	22,928	1,225,731
Visa Inc. Class A	258,907	23,009,065
Western Union Co. (The)	44,044	896,295
WEX Inc.[a]	5,448	563,868

		98,179,625
LEISURE PRODUCTS — 0.16%
Hasbro Inc.	15,613	1,558,489
Mattel Inc.	27,272	698,436
Polaris Industries Inc.[b]	4,021	336,960

		2,593,885
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Agilent Technologies Inc.	29,173	1,542,376
Bio-Rad Laboratories Inc. Class Aa	1,437	286,452
Bio-Techne Corp.	5,153	523,802
Charles River Laboratories International Inc.[a]	4,049	364,208
Illumina Inc.[a]	14,049	2,397,321
Mettler-Toledo International Inc.[a]	3,622	1,734,612
PAREXEL International Corp.[a]	3,518	222,021
Thermo Fisher Scientific Inc.	33,166	5,094,298
Waters Corp.[a]	7,390	1,155,131

		13,320,221
MACHINERY — 2.12%
Caterpillar Inc.	42,431	3,935,899
Crane Co.	7,074	529,347
Cummins Inc.	21,605	3,266,676
Deere & Co.	20,059	2,183,623
Donaldson Co. Inc.	12,732	579,561
Fortive Corp.	41,951	2,526,289
Graco Inc.	7,736	728,267
IDEX Corp.	10,608	991,954
Illinois Tool Works Inc.	43,451	5,755,954
Ingersoll-Rand PLC	36,253	2,948,094
Joy Global Inc.	7,903	223,260
Kennametal Inc.	5,157	202,309
Lincoln Electric Holdings Inc.	8,621	748,820
Nordson Corp.	7,464	916,878
Oshkosh Corp.	5,531	379,371
PACCAR Inc.	25,419	1,708,157
Parker-Hannifin Corp.	12,669	2,031,094
Snap-on Inc.	4,241	715,329
Stanley Black & Decker Inc.	10,154	1,349,162
Toro Co. (The)	15,110	943,771
Wabtec Corp./DE	7,926	618,228
Woodward Inc.	7,699	522,916
Xylem Inc./NY	25,049	1,257,961

		35,062,920

Security	Shares	Value
MEDIA — 4.45%
AMC Networks Inc. Class Aa	5,154	$302,437
Cable One Inc.	665	415,273
CBS Corp. Class B NVS	51,966	3,604,362
Charter Communications Inc. Class Aa	29,976	9,811,744
Cinemark Holdings Inc.	8,502	376,979
Comcast Corp. Class A	659,484	24,790,004
Discovery Communications Inc. Class Aa	21,539	626,569
Discovery Communications Inc. Class C NVS[a]	29,993	849,102
DISH Network Corp. Class Aa	17,984	1,141,804
Interpublic Group of Companies Inc. (The)	29,858	733,611
John Wiley & Sons Inc. Class A	2,959	159,194
Live Nation Entertainment Inc.[a]	9,355	284,111
Meredith Corp.	2,157	139,342
Omnicom Group Inc.	23,472	2,023,521
Scripps Networks Interactive Inc. Class A	13,321	1,043,967
Time Warner Inc.	107,899	10,542,811
Twenty-First Century Fox Inc. Class A	70,710	2,290,297
Twenty-First Century Fox Inc. Class B	32,649	1,037,585
Walt Disney Co. (The)	119,600	13,561,444

		73,734,157
METALS & MINING — 0.47%
Compass Minerals International Inc.	2,149	145,810
Freeport-McMoRan Inc.[a]	113,662	1,518,524
Newmont Mining Corp.	74,251	2,447,313
Nucor Corp.	26,286	1,569,800
Royal Gold Inc.	9,181	643,129
Steel Dynamics Inc.	22,891	795,691
U.S. Steel Corp.	12,187	412,043
Worthington Industries Inc.	6,179	278,611

		7,810,921
MULTI-UTILITIES — 0.40%
Black Hills Corp.	4,461	296,523
CenterPoint Energy Inc.	34,689	956,376
Dominion Resources Inc./VA	41,248	3,199,607
MDU Resources Group Inc.	27,083	741,262
WEC Energy Group Inc.	22,867	1,386,426

		6,580,194
MULTILINE RETAIL — 0.30%
Dollar General Corp.	35,471	2,473,393
Dollar Tree Inc.[a]	32,846	2,577,097

		5,050,490
OIL, GAS & CONSUMABLE FUELS — 1.70%
Anadarko Petroleum Corp.	39,053	2,421,286
Apache Corp.	34,015	1,748,031
Cabot Oil & Gas Corp.	31,871	762,036
Chesapeake Energy Corp.[a]	48,672	289,112
Cimarex Energy Co.	7,382	882,075
Concho Resources Inc.[a]	11,219	1,439,846
Devon Energy Corp.	40,150	1,675,058
Energen Corp.[a]	5,756	313,357
EOG Resources Inc.	41,760	4,073,688
EQT Corp.	14,458	883,384
Gulfport Energy Corp.[a]	12,885	221,493

58

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
Murphy Oil Corp.	22,892	$654,482
Newfield Exploration Co.[a]	18,490	682,466
Noble Energy Inc.	25,528	876,631
Occidental Petroleum Corp.	45,904	2,908,477
ONEOK Inc.	20,568	1,140,290
Pioneer Natural Resources Co.	23,653	4,404,898
QEP Resources Inc.[a]	12,875	163,641
Range Resources Corp.	10,077	293,241
SM Energy Co.	6,531	156,875
Southwestern Energy Co.[a]	39,362	321,588
Williams Companies Inc. (The)	52,066	1,540,633
WPX Energy Inc.[a]	29,223	391,296

		28,243,884
PERSONAL PRODUCTS — 0.14%
Coty Inc. Class A	27,659	501,458
Estee Lauder Companies Inc. (The) Class A	17,918	1,519,267
Nu Skin Enterprises Inc. Class A	4,933	273,979

		2,294,704
PHARMACEUTICALS — 4.59%
Akorn Inc.[a]	12,003	289,032
Bristol-Myers Squibb Co.	128,196	6,971,299
Catalent Inc.[a]	7,032	199,146
Eli Lilly & Co.	59,477	5,002,610
Johnson & Johnson	230,638	28,725,963
Merck & Co. Inc.	237,207	15,072,133
Pfizer Inc.	464,449	15,888,800
Prestige Brands Holdings Inc.[a]	4,103	227,963
Zoetis Inc.	68,728	3,668,013

		76,044,959
PROFESSIONAL SERVICES — 0.35%
CEB Inc.	2,486	195,400
Dun & Bradstreet Corp. (The)	5,098	550,278
Equifax Inc.	16,738	2,288,754
Nielsen Holdings PLC	25,818	1,066,542
Verisk Analytics Inc. Class Aa	21,586	1,751,488

		5,852,462
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
Alexander & Baldwin Inc.	3,385	150,700
CBRE Group Inc. Class Aa	18,421	640,867

		791,567
ROAD & RAIL — 0.92%
Avis Budget Group Inc.[a]	12,124	358,628
CSX Corp.	81,533	3,795,361
Genesee & Wyoming Inc. Class Aa	4,123	279,787
JB Hunt Transport Services Inc.	12,183	1,117,668
Landstar System Inc.	5,870	502,765
Old Dominion Freight Line Inc.	9,745	833,880
Union Pacific Corp.	78,243	8,287,499

		15,175,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.95%
Advanced Micro Devices Inc.[a,b]	107,770	1,568,053

Security	Shares	Value
Analog Devices Inc.	50,645	$4,150,358
Applied Materials Inc.	150,466	5,853,127
Broadcom Ltd.	55,879	12,235,266
Cirrus Logic Inc.[a,b]	9,043	548,820
Cypress Semiconductor Corp.	19,131	263,243
Integrated Device Technology Inc.[a]	18,690	442,392
Intel Corp.	316,232	11,406,488
KLA-Tencor Corp.	21,904	2,082,413
Lam Research Corp.	22,745	2,919,548
Microchip Technology Inc.	30,241	2,231,181
Microsemi Corp.[a]	16,175	833,498
Monolithic Power Systems Inc.	5,313	489,327
NVIDIA Corp.	82,076	8,940,539
QUALCOMM Inc.	205,824	11,801,948
Silicon Laboratories Inc.[a]	5,792	426,002
Skyworks Solutions Inc.	25,812	2,529,060
Teradyne Inc.	15,736	489,390
Texas Instruments Inc.	139,295	11,221,605
Versum Materials Inc.[a]	9,302	284,641
Xilinx Inc.	22,614	1,309,124

		82,026,023
SOFTWARE — 7.68%
ACI Worldwide Inc.[a,b]	7,976	170,607
Activision Blizzard Inc.	96,292	4,801,119
Adobe Systems Inc.[a]	69,075	8,988,730
ANSYS Inc.[a]	7,410	791,907
Autodesk Inc.[a]	18,034	1,559,400
Cadence Design Systems Inc.[a]	27,886	875,620
CDK Global Inc.	20,248	1,316,322
Citrix Systems Inc.[a]	21,853	1,822,322
CommVault Systems Inc.[a]	5,765	292,862
Electronic Arts Inc.[a,b]	43,057	3,854,463
Fair Isaac Corp.	4,269	550,488
Fortinet Inc.[a]	20,814	798,217
Intuit Inc.	33,861	3,927,537
Manhattan Associates Inc.[a]	6,478	337,180
Microsoft Corp.	1,076,801	70,918,114
Oracle Corp.	242,229	10,805,836
PTC Inc.[a]	11,277	592,606
Red Hat Inc.[a]	24,957	2,158,780
salesforce.com Inc.[a]	91,261	7,528,120
Symantec Corp.	42,258	1,296,475
Synopsys Inc.[a]	21,013	1,515,668
Take-Two Interactive Software Inc.[a]	14,171	839,915
Tyler Technologies Inc.[a]	4,693	725,350
Ultimate Software Group Inc. (The)[a]	4,161	812,269

		127,279,907
SPECIALTY RETAIL — 3.52%
Advance Auto Parts Inc.	10,314	1,529,154
AutoZone Inc.[a]	3,966	2,867,616
Best Buy Co. Inc.	15,099	742,116
Cabela’s Inc.[a]	3,820	202,880
CarMax Inc.[a,b]	11,691	692,341
Chico’s FAS Inc.	8,064	114,509
Dick’s Sporting Goods Inc.	12,178	592,581
Foot Locker Inc.	11,355	849,468
Home Depot Inc. (The)	169,742	24,923,218
L Brands Inc.	15,776	743,050
Lowe’s Companies Inc.	77,236	6,349,572

59

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

March 31, 2017

Security	Shares	Value
Michaels Companies Inc. (The)[a]	7,791	$174,440
O’Reilly Automotive Inc.[a]	12,804	3,455,031
Ross Stores Inc.	54,891	3,615,670
Sally Beauty Holdings Inc.[a]	10,858	221,937
Tiffany & Co.	7,584	722,755
TJX Companies Inc. (The)	90,837	7,183,390
Tractor Supply Co.	10,443	720,254
Ulta Salon Cosmetics & Fragrance Inc.[a]	8,146	2,323,484
Urban Outfitters Inc.[a,b]	12,149	288,660

		58,312,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.45%
3D Systems Corp.[a,b]	10,124	151,455
Apple Inc.	731,079	105,026,809
NCR Corp.[a]	17,561	802,187
NetApp Inc.	23,472	982,303

		106,962,754
TEXTILES, APPAREL & LUXURY GOODS — 0.65%
Carter’s Inc.	6,724	603,815
Coach Inc.	19,504	806,100
Deckers Outdoor Corp.[a]	2,209	131,944
Hanesbrands Inc.	27,487	570,630
Kate Spade & Co.[a,b]	17,635	409,661
Michael Kors Holdings Ltd.[a]	22,787	868,413
NIKE Inc. Class B	105,226	5,864,245
Skechers U.S.A. Inc. Class Aa	18,419	505,602
Under Armour Inc. Class Aa,b	25,478	503,955
Under Armour Inc. Class Ca	25,731	470,877

		10,735,242
THRIFTS & MORTGAGE FINANCE — 0.03%
Washington Federal Inc.	12,661	419,079

		419,079
TOBACCO — 2.41%
Altria Group Inc.	270,251	19,301,327
Philip Morris International Inc.	118,898	13,423,584
Reynolds American Inc.	115,246	7,262,803

		39,987,714

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Fastenal Co.	40,464	$2,083,896
GATX Corp.	2,408	146,792
MSC Industrial Direct Co. Inc. Class A	6,274	644,716
United Rentals Inc.[a]	11,771	1,471,964
Watsco Inc.	2,608	373,413
WW Grainger Inc.	7,573	1,762,691

		6,483,472
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	24,900	1,936,473
Aqua America Inc.	13,006	418,143

		2,354,616

TOTAL COMMON STOCKS
(Cost: $1,537,035,704)		1,654,149,688

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	10,113,234	10,117,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	1,279,003	1,279,003

		11,396,283

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,396,238)		11,396,283

TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $1,548,431,942)		1,665,545,971
Other Assets, Less Liabilities — (0.49)%		(8,175,150)

NET ASSETS — 100.00%		$1,657,370,821

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	25	Jun. 2017	Chicago Mercantile	$2,951,361	$2,949,000	$(2,361)

60

Schedule of Investments

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.81%
Arconic Inc.	73,892	$1,946,315
B/E Aerospace Inc.	6,320	405,175
Boeing Co. (The)	31,529	5,576,219
Esterline Technologies Corp.[a]	5,105	439,285
KLX Inc.[a]	8,806	393,628
L3 Technologies Inc.	7,226	1,194,386
Orbital ATK Inc.	9,689	949,522
Raytheon Co.	16,269	2,481,022
Rockwell Collins Inc.	8,222	798,850
Teledyne Technologies Inc.[a,b]	1,895	239,642
Textron Inc.	45,518	2,166,202
United Technologies Corp.	125,706	14,105,470

		30,695,716
AIR FREIGHT & LOGISTICS — 0.09%
CH Robinson Worldwide Inc.	11,859	916,582
Expeditors International of Washington Inc.	11,449	646,754

		1,563,336
AIRLINES — 0.65%
Alaska Air Group Inc.	7,595	700,411
American Airlines Group Inc.	84,533	3,575,746
Delta Air Lines Inc.	122,580	5,633,777
JetBlue Airways Corp.[a]	56,758	1,169,782

		11,079,716
AUTO COMPONENTS — 0.44%
BorgWarner Inc.	33,839	1,414,132
Cooper Tire & Rubber Co.	9,177	407,000
Dana Inc.	24,844	479,738
Delphi Automotive PLC	45,197	3,637,906
Goodyear Tire & Rubber Co. (The)	42,409	1,526,724

		7,465,500
AUTOMOBILES — 0.93%
Ford Motor Co.	654,748	7,621,267
General Motors Co.	228,651	8,085,099

		15,706,366
BANKS — 13.00%
Associated Banc-Corp.	25,563	623,737
BancorpSouth Inc.	14,740	445,885
Bank of America Corp.	1,681,566	39,668,142
Bank of Hawaii Corp.	2,268	186,792
BB&T Corp.	135,595	6,061,097
Cathay General Bancorp.	12,812	482,756
Chemical Financial Corp.	4,607	235,648
Citigroup Inc.	464,750	27,801,345
Citizens Financial Group Inc.	52,946	1,829,284
Comerica Inc.	13,327	913,966
Cullen/Frost Bankers Inc.	4,733	421,095

Security	Shares	Value
East West Bancorp. Inc.	8,850	$456,749
Fifth Third Bancorp.	125,886	3,197,504
FNB Corp./PA	53,668	798,043
Fulton Financial Corp.	15,219	271,659
Hancock Holding Co.	14,361	654,144
Huntington Bancshares Inc./OH	182,137	2,438,814
International Bancshares Corp.	5,248	185,779
JPMorgan Chase & Co.	599,145	52,628,897
KeyCorp	92,370	1,642,339
M&T Bank Corp.	25,865	4,002,091
MB Financial Inc.	5,409	231,613
PacWest Bancorp.	20,397	1,086,344
People’s United Financial Inc.	57,615	1,048,593
PNC Financial Services Group Inc. (The)[c]	81,551	9,805,692
PrivateBancorp. Inc.	5,148	305,637
Prosperity Bancshares Inc.	11,816	823,693
Regions Financial Corp.	203,078	2,950,723
Signature Bank/New York NYa	2,980	442,202
SunTrust Banks Inc.	82,429	4,558,324
SVB Financial Group[a]	3,473	646,291
Synovus Financial Corp.	10,368	425,295
TCF Financial Corp.	28,638	487,419
Texas Capital Bancshares Inc.[a]	2,806	234,161
Trustmark Corp.	6,600	209,814
U.S. Bancorp.	117,525	6,052,538
UMB Financial Corp.	2,567	193,321
Umpqua Holdings Corp.	37,736	669,437
Valley National Bancorp.	44,418	524,132
Webster Financial Corp.	5,837	292,084
Wells Fargo & Co.	755,321	42,041,167
Wintrust Financial Corp.	8,784	607,150
Zions BanCorp.	33,947	1,425,774

		220,007,170
BEVERAGES — 1.85%
Boston Beer Co. Inc. (The) Class Aa,b	770	111,381
Brown-Forman Corp. Class B	11,856	547,510
Coca-Cola Co. (The)	317,589	13,478,477
Dr Pepper Snapple Group Inc.	12,281	1,202,556
Molson Coors Brewing Co. Class B	30,926	2,959,927
Monster Beverage Corp.[a]	27,319	1,261,318
PepsiCo Inc.	105,334	11,782,661

		31,343,830
BIOTECHNOLOGY — 0.67%
Amgen Inc.	55,590	9,120,651
United Therapeutics Corp.[a]	2,243	303,657
Vertex Pharmaceuticals Inc.[a]	17,922	1,959,771

		11,384,079
BUILDING PRODUCTS — 0.49%
Allegion PLC	5,865	443,980
Fortune Brands Home & Security Inc.	7,481	455,219
Johnson Controls International PLC	157,459	6,632,173
Masco Corp.	20,824	707,808

		8,239,180
CAPITAL MARKETS — 3.47%
Affiliated Managers Group Inc.	9,546	1,564,971

61

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
Ameriprise Financial Inc.	13,499	$1,750,550
Bank of New York Mellon Corp. (The)	174,014	8,218,681
BlackRock Inc.[c]	10,414	3,993,873
CBOE Holdings Inc.	5,565	451,155
CME Group Inc.	21,075	2,503,710
Eaton Vance Corp. NVS	7,280	327,309
FactSet Research Systems Inc.	1,915	315,803
Franklin Resources Inc.	57,841	2,437,420
Goldman Sachs Group Inc. (The)	62,149	14,276,868
Invesco Ltd.	67,988	2,082,472
Janus Capital Group Inc.	24,963	329,512
Legg Mason Inc.	14,551	525,437
Morgan Stanley	241,024	10,325,468
Nasdaq Inc.	10,451	725,822
Northern Trust Corp.	13,031	1,128,224
Raymond James Financial Inc.	9,809	748,034
SEI Investments Co.	8,785	443,115
State Street Corp.	60,224	4,794,433
Stifel Financial Corp.[a]	11,631	583,760
T Rowe Price Group Inc.	14,287	973,659
Waddell & Reed Financial Inc. Class A	13,039	221,663

		58,721,939
CHEMICALS — 2.81%
Air Products & Chemicals Inc.	15,690	2,122,700
Ashland Global Holdings Inc.	10,476	1,297,034
Cabot Corp.	10,437	625,281
CF Industries Holdings Inc.	39,502	1,159,384
Chemours Co. (The)	14,531	559,443
Dow Chemical Co. (The)	187,234	11,896,848
Eastman Chemical Co.	24,742	1,999,154
Ecolab Inc.	19,919	2,496,647
EI du Pont de Nemours & Co.	72,509	5,824,648
FMC Corp.	7,620	530,276
International Flavors & Fragrances Inc.	5,672	751,710
LyondellBasell Industries NV Class A	55,371	5,049,281
Monsanto Co.	24,268	2,747,138
Mosaic Co. (The)	59,019	1,722,174
NewMarket Corp.	720	326,326
Olin Corp.	28,085	923,154
PolyOne Corp.	14,082	480,055
PPG Industries Inc.	20,354	2,138,798
Praxair Inc.	21,035	2,494,751
RPM International Inc.	8,572	471,717
Sensient Technologies Corp.	2,841	225,178
Sherwin-Williams Co. (The)	4,257	1,320,479
Valspar Corp. (The)	3,786	420,019

		47,582,195
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Clean Harbors Inc.[a]	8,722	485,118
Deluxe Corp.	2,752	198,612
Herman Miller Inc.	10,075	317,866
HNI Corp.	3,200	147,488
Pitney Bowes Inc.	30,183	395,699
Stericycle Inc.[a]	14,457	1,198,341

		2,743,124
COMMUNICATIONS EQUIPMENT — 1.86%
ARRIS International PLC[a,b]	19,405	513,262

Security	Shares	Value
Brocade Communications Systems Inc.	24,626	$307,332
Ciena Corp.[a]	24,122	569,520
Cisco Systems Inc.	839,996	28,391,865
Juniper Networks Inc.	28,278	786,977
NetScout Systems Inc.[a]	15,786	599,079
Plantronics Inc.	1,809	97,885
ViaSat Inc.[a]	3,217	205,309

		31,471,229
CONSTRUCTION & ENGINEERING — 0.27%
AECOM[a,b]	26,166	931,248
Dycom Industries Inc.[a]	2,616	243,157
EMCOR Group Inc.	5,278	332,250
Fluor Corp.	23,540	1,238,675
Jacobs Engineering Group Inc.	20,361	1,125,556
KBR Inc.	24,813	372,939
Valmont Industries Inc.	1,865	290,008

		4,533,833
CONSUMER FINANCE — 1.03%
American Express Co.	66,029	5,223,554
Capital One Financial Corp.	80,619	6,986,442
Navient Corp.	49,035	723,757
Synchrony Financial	129,203	4,431,663

		17,365,416
CONTAINERS & PACKAGING — 0.71%
AptarGroup Inc.	5,827	448,621
Avery Dennison Corp.	7,164	577,418
Ball Corp.	29,351	2,179,605
Bemis Co. Inc.	15,575	760,995
Greif Inc. Class A	4,325	238,264
International Paper Co.	69,281	3,518,089
Owens-Illinois Inc.[a]	27,324	556,863
Sealed Air Corp.	15,562	678,192
Silgan Holdings Inc.	6,303	374,146
Sonoco Products Co.	8,200	433,944
WestRock Co.	42,247	2,198,112

		11,964,249
DISTRIBUTORS — 0.14%
Genuine Parts Co.	24,887	2,299,808

		2,299,808
DIVERSIFIED CONSUMER SERVICES — 0.12%
DeVry Education Group Inc.	9,986	354,004
Graham Holdings Co. Class B	776	465,251
H&R Block Inc.	35,353	821,957
Service Corp. International/U.S.	12,141	374,914

		2,016,126
DIVERSIFIED FINANCIAL SERVICES — 3.22%
Berkshire Hathaway Inc. Class Ba	318,581	53,101,081
Leucadia National Corp.	54,858	1,426,308

		54,527,389

62

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.68%
AT&T Inc.	1,030,155	$42,802,940
CenturyLink Inc.	92,007	2,168,605
Frontier Communications Corp.	202,897	434,200
Level 3 Communications Inc.[a]	21,788	1,246,709
Verizon Communications Inc.	321,357	15,666,154

		62,318,608
ELECTRIC UTILITIES — 3.96%
Alliant Energy Corp.	20,506	812,243
American Electric Power Co. Inc.	82,478	5,536,748
Duke Energy Corp.	117,351	9,623,956
Edison International	54,645	4,350,288
Entergy Corp.	30,194	2,293,536
Eversource Energy	53,151	3,124,216
Exelon Corp.	155,426	5,592,227
FirstEnergy Corp.	74,508	2,370,845
Great Plains Energy Inc.	36,607	1,069,657
Hawaiian Electric Industries Inc.	18,633	620,665
IDACORP Inc.	8,451	701,095
NextEra Energy Inc.	40,004	5,135,313
OGE Energy Corp.	33,757	1,180,820
PG&E Corp.	85,027	5,642,392
Pinnacle West Capital Corp.	18,791	1,566,794
PNM Resources Inc.	13,362	494,394
PPL Corp.	114,016	4,263,058
Southern Co. (The)	166,237	8,275,278
Westar Energy Inc.	9,670	524,791
Xcel Energy Inc.	85,081	3,781,850

		66,960,166
ELECTRICAL EQUIPMENT — 0.72%
AMETEK Inc.	38,741	2,095,113
Eaton Corp. PLC	75,426	5,592,838
Emerson Electric Co.	58,667	3,511,806
Hubbell Inc.	3,393	407,330
Regal Beloit Corp.	7,666	579,933

		12,187,020
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Arrow Electronics Inc.[a]	14,979	1,099,608
Avnet Inc.	21,602	988,508
Belden Inc.	3,746	259,186
FLIR Systems Inc.	7,195	261,035
Jabil Circuit Inc.	30,947	894,987
Keysight Technologies Inc.[a]	12,552	453,629
Knowles Corp.[a,b]	14,798	280,422
National Instruments Corp.	9,530	310,297
SYNNEX Corp.	4,943	553,319
TE Connectivity Ltd.	29,793	2,221,068
Tech Data Corp.[a]	5,923	556,170
Trimble Inc.[a]	15,240	487,832
VeriFone Systems Inc.[a]	18,685	349,970
Vishay Intertechnology Inc.	23,351	384,124

		9,100,155
ENERGY EQUIPMENT & SERVICES — 1.55%
Baker Hughes Inc.	40,852	2,443,767

Security	Shares	Value
Diamond Offshore Drilling Inc.[a]	11,602	$193,869
Dril-Quip Inc.[a]	6,535	356,484
Ensco PLC Class A	52,482	469,714
Halliburton Co.	61,326	3,017,853
Helmerich & Payne Inc.	18,237	1,214,037
Nabors Industries Ltd.	48,287	631,111
National Oilwell Varco Inc.	63,521	2,546,557
Noble Corp. PLC	40,692	251,884
Oceaneering International Inc.	16,943	458,816
Oil States International Inc.[a]	8,617	285,654
Patterson-UTI Energy Inc.	15,449	374,947
Rowan Companies PLC Class Aa	21,990	342,604
Schlumberger Ltd.	128,617	10,044,988
Superior Energy Services Inc.[a]	16,050	228,873
TechnipFMC PLC[a]	78,268	2,543,710
Transocean Ltd.[a]	66,361	826,194

		26,231,062
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.26%
American Campus Communities Inc.	9,284	441,826
Boston Properties Inc.	9,121	1,207,712
Camden Property Trust	6,988	562,254
Care Capital Properties Inc.	14,044	377,362
CoreCivic Inc.[b]	19,578	615,141
Corporate Office Properties Trust	5,304	175,562
Cousins Properties Inc.	70,170	580,306
Crown Castle International Corp.	21,247	2,006,779
CyrusOne Inc.[b]	5,955	306,504
EPR Properties	4,244	312,486
Equity Residential	20,392	1,268,790
Essex Property Trust Inc.	5,194	1,202,567
Federal Realty Investment Trust[b]	4,526	604,221
GEO Group Inc. (The)	6,277	291,064
HCP Inc.	78,530	2,456,418
Healthcare Realty Trust Inc.	5,803	188,597
Highwoods Properties Inc.	7,308	359,042
Hospitality Properties Trust	21,331	672,566
Iron Mountain Inc.	17,686	630,860
LaSalle Hotel Properties	19,447	562,991
Life Storage Inc.	7,802	640,700
Macerich Co. (The)	20,380	1,312,472
Mack-Cali Realty Corp.	5,849	157,572
Medical Properties Trust Inc.	54,996	708,898
Mid-America Apartment Communities Inc.	7,459	758,879
National Retail Properties Inc.	10,606	462,634
Omega Healthcare Investors Inc.	33,269	1,097,544
Potlatch Corp.	2,624	119,917
Public Storage	8,816	1,929,911
Quality Care Properties Inc.[a]	15,695	296,008
Rayonier Inc.	11,873	336,481
Realty Income Corp.	17,351	1,032,905
Regency Centers Corp.	9,240	613,444
Senior Housing Properties Trust	39,391	797,668
Simon Property Group Inc.	18,310	3,149,869
SL Green Realty Corp.	16,869	1,798,573
Tanger Factory Outlet Centers Inc.	5,443	178,367
Taubman Centers Inc.	4,580	302,372
Urban Edge Properties	5,389	141,731
Ventas Inc.	25,638	1,667,495
Vornado Realty Trust[b]	14,531	1,457,605
Washington Prime Group Inc.	30,964	269,077

63

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
Weyerhaeuser Co.	125,631	$4,268,941

		38,322,111
FOOD & STAPLES RETAILING — 3.87%
Casey’s General Stores Inc.	6,618	742,870
Costco Wholesale Corp.	73,629	12,346,847
CVS Health Corp.	172,042	13,505,297
Kroger Co. (The)	154,988	4,570,596
Sprouts Farmers Market Inc.[a,b]	11,450	264,724
Sysco Corp.	39,365	2,043,831
United Natural Foods Inc.[a]	8,510	367,887
Wal-Mart Stores Inc.	252,582	18,206,111
Walgreens Boots Alliance Inc.	143,032	11,878,808
Whole Foods Market Inc.	53,747	1,597,361

		65,524,332
FOOD PRODUCTS — 2.68%
Archer-Daniels-Midland Co.	95,793	4,410,310
Campbell Soup Co.	12,907	738,797
Conagra Brands Inc.	69,347	2,797,458
Dean Foods Co.	15,979	314,147
Flowers Foods Inc.	31,596	613,278
General Mills Inc.	43,987	2,595,673
Hain Celestial Group Inc. (The)[a]	17,380	646,536
Hormel Foods Corp.	45,398	1,572,133
Ingredion Inc.	6,421	773,281
JM Smucker Co. (The)	19,528	2,559,730
Kellogg Co.	19,664	1,427,803
Kraft Heinz Co. (The)	100,036	9,084,269
Lamb Weston Holdings Inc.	9,207	387,246
McCormick & Co. Inc./MD	6,892	672,315
Mead Johnson Nutrition Co.	14,313	1,275,002
Mondelez International Inc. Class A	256,071	11,031,539
Snyder’s-Lance Inc.	14,729	593,726
Tootsie Roll Industries Inc.	907	33,892
TreeHouse Foods Inc.[a]	9,658	817,646
Tyson Foods Inc. Class A	48,344	2,983,308

		45,328,089
GAS UTILITIES — 0.28%
Atmos Energy Corp.	17,707	1,398,676
National Fuel Gas Co.	6,661	397,129
New Jersey Resources Corp.	14,819	586,832
ONE Gas Inc.	8,972	606,507
UGI Corp.	29,311	1,447,964
WGL Holdings Inc.	4,493	370,807

		4,807,915
HEALTH CARE EQUIPMENT & SUPPLIES — 2.85%
Abbott Laboratories	289,847	12,872,105
Baxter International Inc.	81,537	4,228,509
Cooper Companies Inc. (The)	2,304	460,546
Danaher Corp.	48,100	4,113,993
DENTSPLY SIRONA Inc.	38,764	2,420,424
Globus Medical Inc. Class Aa	6,366	188,561
Halyard Health Inc.[a]	7,863	299,502
Hill-Rom Holdings Inc.	3,816	269,410
Hologic Inc.[a]	18,720	796,536
LivaNova PLC[a,b]	7,360	360,713

Security	Shares	Value
Medtronic PLC	229,608	$18,497,220
ResMed Inc.	8,246	593,465
STERIS PLC	14,306	993,695
Teleflex Inc.	3,221	624,004
Zimmer Biomet Holdings Inc.	12,142	1,482,660

		48,201,343
HEALTH CARE PROVIDERS & SERVICES — 2.77%
AmerisourceBergen Corp.	27,813	2,461,450
Anthem Inc.	44,345	7,333,776
Cardinal Health Inc.	52,915	4,315,218
Centene Corp.[a]	28,974	2,064,687
Cigna Corp.	43,114	6,315,770
DaVita Inc.[a]	26,230	1,782,853
Envision Healthcare Corp.[a]	11,818	724,680
Express Scripts Holding Co.[a]	101,596	6,696,192
HCA Holdings Inc.[a]	23,844	2,121,878
Henry Schein Inc.[a]	13,344	2,268,080
Laboratory Corp. of America Holdings[a]	7,942	1,139,439
LifePoint Health Inc.[a]	6,706	439,243
McKesson Corp.	35,569	5,273,460
MEDNAX Inc.[a]	6,159	427,311
Molina Healthcare Inc.[a]	7,208	328,685
Owens & Minor Inc.	10,232	354,027
Patterson Companies Inc.	13,864	627,069
Quest Diagnostics Inc.	8,863	870,258
Tenet Healthcare Corp.[a,b]	13,401	237,332
Universal Health Services Inc. Class B	8,280	1,030,446

		46,811,854
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	30,883	391,596

		391,596
HOTELS, RESTAURANTS & LEISURE — 0.83%
Carnival Corp.	70,100	4,129,591
Chipotle Mexican Grill Inc.[a]	2,181	971,679
Cracker Barrel Old Country Store Inc.[b]	1,188	189,189
International Speedway Corp. Class A	2,458	90,823
McDonald’s Corp.	52,204	6,766,160
Royal Caribbean Cruises Ltd.	13,871	1,360,884
Wyndham Worldwide Corp.	5,844	492,591

		14,000,917
HOUSEHOLD DURABLES — 0.77%
CalAtlantic Group Inc.	12,177	456,029
DR Horton Inc.	56,998	1,898,603
Helen of Troy Ltd.[a]	4,688	441,610
KB Home	13,957	277,465
Leggett & Platt Inc.	9,266	466,265
Lennar Corp. Class A	34,214	1,751,415
Mohawk Industries Inc.[a]	5,668	1,300,749
Newell Brands Inc.	31,557	1,488,544
PulteGroup Inc.	48,206	1,135,251
Tempur Sealy International Inc.[a,b]	3,244	150,716
Toll Brothers Inc.[a]	24,942	900,656
TRI Pointe Group Inc.[a]	24,278	304,446
Tupperware Brands Corp.	5,159	323,572

64

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
Whirlpool Corp.	12,556	$2,151,220

		13,046,541
HOUSEHOLD PRODUCTS — 1.80%
Church & Dwight Co. Inc.	15,010	748,548
Clorox Co. (The)	9,795	1,320,660
Colgate-Palmolive Co.	65,157	4,768,841
Energizer Holdings Inc.	3,929	219,042
Kimberly-Clark Corp.	28,646	3,770,673
Procter & Gamble Co. (The)	218,695	19,649,746

		30,477,510
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	111,567	1,247,319
NRG Energy Inc.	53,728	1,004,714

		2,252,033
INDUSTRIAL CONGLOMERATES — 2.21%
3M Co.	32,005	6,123,517
General Electric Co.	775,631	23,113,804
Honeywell International Inc.	52,348	6,536,695
Roper Technologies Inc.	7,729	1,595,961

		37,369,977
INSURANCE — 5.11%
Aflac Inc.	67,330	4,876,039
Alleghany Corp.[a]	1,259	773,857
Allstate Corp. (The)	61,242	4,990,611
American Financial Group Inc./OH	12,320	1,175,574
American International Group Inc.	156,096	9,745,073
Aspen Insurance Holdings Ltd.	10,272	534,658
Assurant Inc.	9,373	896,715
Chubb Ltd.	78,123	10,644,259
Cincinnati Financial Corp.	11,220	810,869
CNO Financial Group Inc.	14,727	301,904
Everest Re Group Ltd.	3,005	702,599
First American Financial Corp.	18,279	717,999
Genworth Financial Inc. Class Aa	48,940	201,633
Hanover Insurance Group Inc. (The)	7,136	642,668
Hartford Financial Services Group Inc. (The)	62,711	3,014,518
Kemper Corp.	8,107	323,469
Lincoln National Corp.	37,950	2,483,828
Loews Corp.	46,503	2,174,945
Mercury General Corp.	6,278	382,895
MetLife Inc.	182,374	9,632,995
Old Republic International Corp.	40,813	835,850
Principal Financial Group Inc.	44,846	2,830,231
Progressive Corp. (The)	97,411	3,816,563
Prudential Financial Inc.	72,121	7,693,868
Reinsurance Group of America Inc.	10,727	1,362,114
RenaissanceRe Holdings Ltd.	2,733	395,328
Torchmark Corp.	18,359	1,414,377
Travelers Companies Inc. (The)	46,914	5,655,014
Unum Group	38,627	1,811,220
Willis Towers Watson PLC	21,461	2,809,030
WR Berkley Corp.	16,263	1,148,656
XL Group Ltd.	44,443	1,771,498

		86,570,857

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.03%
HSN Inc.	5,355	$198,671
TripAdvisor Inc.[a,b]	8,063	347,999

		546,670
INTERNET SOFTWARE & SERVICES — 0.61%
eBay Inc.[a]	103,413	3,471,575
Yahoo! Inc.[a]	147,232	6,833,037

		10,304,612
IT SERVICES — 1.08%
Acxiom Corp.[a]	7,187	204,614
Alliance Data Systems Corp.	3,778	940,722
Cognizant Technology Solutions Corp. Class Aa	30,631	1,823,157
Computer Sciences Corp.	11,186	771,946
Convergys Corp.	9,632	203,717
CSRA Inc.	12,720	372,569
DST Systems Inc.	5,373	658,192
International Business Machines Corp.	61,905	10,780,137
Leidos Holdings Inc.	24,233	1,239,276
NeuStar Inc. Class Aa	373	12,365
Teradata Corp.[a,b]	22,336	695,096
Western Union Co. (The)	28,361	577,146

		18,278,937
LEISURE PRODUCTS — 0.12%
Brunswick Corp./DE	15,076	922,651
Mattel Inc.	24,745	633,720
Polaris Industries Inc.[b]	5,250	439,950

		1,996,321
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Agilent Technologies Inc.	18,905	999,507
Bio-Rad Laboratories Inc. Class Aa	1,826	363,995
Charles River Laboratories International Inc.[a]	3,045	273,898
Illumina Inc.[a]	7,637	1,303,178
PAREXEL International Corp.[a]	4,390	277,053
PerkinElmer Inc.	18,602	1,080,032
Thermo Fisher Scientific Inc.	25,535	3,922,176
Waters Corp.[a]	4,629	723,559

		8,943,398
MACHINERY — 1.32%
AGCO Corp.	11,198	673,896
Caterpillar Inc.	47,216	4,379,756
Deere & Co.	25,183	2,741,421
Donaldson Co. Inc.	6,682	304,165
Dover Corp.	26,085	2,095,930
Flowserve Corp.	22,185	1,074,198
ITT Inc.	15,151	621,494
Joy Global Inc.	7,523	212,525
Kennametal Inc.	7,575	297,167
Oshkosh Corp.	6,191	424,641
PACCAR Inc.	28,425	1,910,160
Parker-Hannifin Corp.	7,196	1,153,663
Pentair PLC	28,248	1,773,409
Snap-on Inc.	4,572	771,159

65

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
Stanley Black & Decker Inc.	13,368	$1,776,206
Terex Corp.	18,177	570,758
Timken Co. (The)	11,687	528,252
Trinity Industries Inc.	26,077	692,344
Wabtec Corp./DE	5,094	397,332

		22,398,476
MARINE — 0.04%
Kirby Corp.[a]	9,207	649,554

		649,554
MEDIA — 1.48%
AMC Networks Inc. Class Aa	3,437	201,683
Cinemark Holdings Inc.	7,968	353,301
DISH Network Corp. Class Aa	16,601	1,053,997
Interpublic Group of Companies Inc. (The)	29,772	731,498
John Wiley & Sons Inc. Class A	4,190	225,422
Live Nation Entertainment Inc.[a]	10,641	323,167
Meredith Corp.	1,976	127,650
New York Times Co. (The) Class A	21,435	308,664
News Corp. Class A	65,113	846,469
News Corp. Class B	20,028	270,378
Omnicom Group Inc.	11,057	953,224
TEGNA Inc.	36,379	932,030
Time Inc.	16,593	321,075
Twenty-First Century Fox Inc. Class A	92,177	2,985,613
Twenty-First Century Fox Inc. Class B	42,963	1,365,364
Viacom Inc. Class B NVS	58,284	2,717,200
Walt Disney Co. (The)	100,044	11,343,989

		25,060,724
METALS & MINING — 0.33%
Allegheny Technologies Inc.	18,166	326,261
Carpenter Technology Corp.	7,856	293,029
Commercial Metals Co.	20,099	384,494
Compass Minerals International Inc.	3,157	214,202
Ferroglobe PLC[a]	5,097	—
Freeport-McMoRan Inc.[a]	87,787	1,172,834
Gerber Scientific Inc. Escrow[a]	1,091	11
Nucor Corp.	21,911	1,308,525
Reliance Steel & Aluminum Co.	12,255	980,645
Steel Dynamics Inc.	13,656	474,683
U.S. Steel Corp.	14,752	498,765

		5,653,449
MULTI-UTILITIES — 1.83%
Ameren Corp.	40,847	2,229,838
Black Hills Corp.	3,773	250,791
CenterPoint Energy Inc.	30,619	844,166
CMS Energy Corp.	46,927	2,099,514
Consolidated Edison Inc.	51,166	3,973,552
Dominion Resources Inc./VA	55,837	4,331,276
DTE Energy Co.	30,099	3,073,409
NiSource Inc.	54,559	1,297,959
NorthWestern Corp.	8,015	470,480
Public Service Enterprise Group Inc.	84,900	3,765,315
SCANA Corp.	24,114	1,575,850
Sempra Energy	42,029	4,644,204
Vectren Corp.	14,124	827,808

Security	Shares	Value
WEC Energy Group Inc.	25,410	$1,540,608

		30,924,770
MULTILINE RETAIL — 0.57%
Big Lots Inc.	7,454	362,861
Dillard’s Inc. Class A	4,279	223,535
JC Penney Co. Inc.[a,b]	51,517	317,345
Kohl’s Corp.	29,763	1,184,865
Macy’s Inc.	51,008	1,511,877
Nordstrom Inc.	19,205	894,377
Target Corp.	93,287	5,148,509

		9,643,369
OIL, GAS & CONSUMABLE FUELS — 9.38%
Anadarko Petroleum Corp.	47,110	2,920,820
Apache Corp.	23,164	1,190,398
Cabot Oil & Gas Corp.	41,921	1,002,331
Chesapeake Energy Corp.[a,b]	68,899	409,260
Chevron Corp.	317,538	34,094,055
Cimarex Energy Co.	7,008	837,386
Concho Resources Inc.[a]	11,478	1,473,087
ConocoPhillips	207,293	10,337,702
CONSOL Energy Inc.	30,550	512,629
Devon Energy Corp.	39,878	1,663,710
Energen Corp.[a]	9,682	527,088
EOG Resources Inc.	46,440	4,530,222
EQT Corp.	11,692	714,381
Exxon Mobil Corp.	695,522	57,039,759
Gulfport Energy Corp.[a]	11,554	198,613
Hess Corp.	45,327	2,185,215
HollyFrontier Corp.	30,009	850,455
Kinder Morgan Inc./DE	322,035	7,001,041
Marathon Oil Corp.	142,495	2,251,421
Marathon Petroleum Corp.	88,529	4,474,256
Newfield Exploration Co.[a]	11,272	416,050
Noble Energy Inc.	42,531	1,460,515
Occidental Petroleum Corp.	73,074	4,629,969
ONEOK Inc.	10,646	590,214
PetroCorp Inc. Escrow[a]	190	—
Phillips 66	73,993	5,861,725
QEP Resources Inc.[a]	25,995	330,396
Range Resources Corp.	19,906	579,265
SM Energy Co.	8,818	211,808
Southwestern Energy Co.[a]	38,068	311,016
Tesoro Corp.	19,620	1,590,397
Valero Energy Corp.	75,660	5,015,501
Western Refining Inc.	13,720	481,160
Williams Companies Inc. (The)	76,498	2,263,576
World Fuel Services Corp.	11,848	429,490
WPX Energy Inc.[a]	31,558	422,562

		158,807,473
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	10,532	384,629
Louisiana-Pacific Corp.[a]	24,661	612,086

		996,715
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.[a]	73,137	321,803

66

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
Coty Inc. Class A	46,317	$839,727
Edgewell Personal Care Co.[a]	9,620	703,607
Estee Lauder Companies Inc. (The) Class A	15,722	1,333,068
Nu Skin Enterprises Inc. Class A	2,661	147,792

		3,345,997
PHARMACEUTICALS — 4.88%
Allergan PLC	56,231	13,434,711
Bristol-Myers Squibb Co.	126,256	6,865,801
Catalent Inc.[a]	12,137	343,720
Eli Lilly & Co.	91,204	7,671,168
Endo International PLC[a]	33,280	371,405
Johnson & Johnson	177,504	22,108,123
Mallinckrodt PLC[a]	17,649	786,616
Merck & Co. Inc.	175,003	11,119,691
Mylan NVa	77,245	3,011,783
Perrigo Co. PLC	24,157	1,603,783
Pfizer Inc.	439,273	15,027,529
Prestige Brands Holdings Inc.[a]	3,879	215,517

		82,559,847
PROFESSIONAL SERVICES — 0.22%
CEB Inc.	2,543	199,880
FTI Consulting Inc.[a]	7,159	294,736
ManpowerGroup Inc.	11,412	1,170,529
Nielsen Holdings PLC	25,343	1,046,919
Robert Half International Inc.	21,608	1,055,119

		3,767,183
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	3,434	152,882
CBRE Group Inc. Class Aa	28,226	981,983
Jones Lang LaSalle Inc.	7,641	851,589

		1,986,454
ROAD & RAIL — 0.91%
CSX Corp.	57,750	2,688,262
Genesee & Wyoming Inc. Class Aa	5,633	382,255
Kansas City Southern	18,000	1,543,680
Norfolk Southern Corp.	48,740	5,457,418
Ryder System Inc.	8,964	676,244
Union Pacific Corp.	42,315	4,482,005
Werner Enterprises Inc.	7,438	194,876

		15,424,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.44%
Cree Inc.[a]	16,708	446,605
Cypress Semiconductor Corp.	32,161	442,535
First Solar Inc.[a,b]	13,464	364,874
Intel Corp.	412,392	14,874,979
Micron Technology Inc.[a]	173,871	5,024,872
Qorvo Inc.[a,b]	21,308	1,460,877
Synaptics Inc.[a]	6,137	303,843
Teradyne Inc.	14,900	463,390
Versum Materials Inc.[a]	6,778	207,407
Xilinx Inc.	14,680	849,825

		24,439,207

Security	Shares	Value
SOFTWARE — 0.91%
ACI Worldwide Inc.[a]	10,524	$225,108
ANSYS Inc.[a]	5,562	594,411
Autodesk Inc.[a]	11,216	969,848
CA Inc.	52,876	1,677,227
Cadence Design Systems Inc.[a]	13,166	413,412
Manhattan Associates Inc.[a]	3,969	206,586
Oracle Corp.	211,143	9,419,089
PTC Inc.[a]	6,089	319,977
Symantec Corp.	52,939	1,624,169

		15,449,827
SPECIALTY RETAIL — 1.07%
Aaron’s Inc.	10,640	316,434
American Eagle Outfitters Inc.	28,750	403,362
AutoNation Inc.[a]	11,308	478,215
Bed Bath & Beyond Inc.	25,218	995,102
Best Buy Co. Inc.	27,259	1,339,780
Cabela’s Inc.[a]	3,886	206,385
CarMax Inc.[a,b]	17,265	1,022,433
Chico’s FAS Inc.	11,335	160,957
CST Brands Inc.	12,920	621,323
Foot Locker Inc.	8,817	659,600
GameStop Corp. Class A	17,634	397,647
Gap Inc. (The)	37,395	908,325
L Brands Inc.	21,566	1,015,759
Lowe’s Companies Inc.	52,294	4,299,090
Michaels Companies Inc. (The)[a,b]	9,400	210,466
Murphy USA Inc.[a]	5,850	429,507
Office Depot Inc.	88,094	410,958
Sally Beauty Holdings Inc.[a]	10,677	218,238
Signet Jewelers Ltd.	11,874	822,512
Staples Inc.	110,567	969,673
Tiffany & Co.	8,880	846,264
Tractor Supply Co.	9,460	652,456
Williams-Sonoma Inc.	13,615	730,036

		18,114,522
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.19%
3D Systems Corp.[a,b]	6,182	92,483
Diebold Nixdorf Inc.	12,656	388,539
Hewlett Packard Enterprise Co.	279,247	6,618,154
HP Inc.	284,036	5,078,564
NetApp Inc.	17,273	722,875
Seagate Technology PLC	49,514	2,274,178
Western Digital Corp.	48,512	4,003,695
Xerox Corp.	143,229	1,051,301

		20,229,789
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Coach Inc.	23,764	982,166
Deckers Outdoor Corp.[a]	2,829	168,976
Hanesbrands Inc.	31,260	648,957
NIKE Inc. Class B	95,578	5,326,562
PVH Corp.	13,459	1,392,603
Ralph Lauren Corp.	9,537	778,410
VF Corp.	55,568	3,054,573

		12,352,247

67

Schedule of Investments (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

March 31, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.07%
New York Community Bancorp. Inc.	82,418	$1,151,379

		1,151,379
TOBACCO — 0.78%
Philip Morris International Inc.	117,105	13,221,154

		13,221,154
TRADING COMPANIES & DISTRIBUTORS — 0.05%
GATX Corp.	3,729	227,320
NOW Inc.[a,b]	17,991	305,127
Watsco Inc.	2,034	291,228

		823,675
WATER UTILITIES — 0.03%
Aqua America Inc.	14,670	471,641

		471,641
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Telephone & Data Systems Inc.	16,210	429,727

		429,727

TOTAL COMMON STOCKS (Cost: $1,624,128,551)		1,688,584,144

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	9,702,769	$9,706,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	2,866,301	2,866,301

		12,572,951

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,572,610)		12,572,951

TOTAL INVESTMENTS IN SECURITIES — 100.50%
(Cost: $1,636,701,161)		1,701,157,095
Other Assets, Less Liabilities — (0.50)%		(8,448,225)

NET ASSETS — 100.00%		$1,692,708,870

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	20	Jun. 2017	Chicago Mercantile	$2,359,229	$2,359,200	$(29)
S&P MidCap 400 E-Mini	9	Jun. 2017	Chicago Mercantile	1,535,138	1,546,380	11,242

				Net unrealized appreciation		$11,213

68

Schedule of Investments

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.18%
Arconic Inc.	337,676	$8,894,386
B/E Aerospace Inc.	78,429	5,028,083
Boeing Co. (The)	460,812	81,499,210
BWX Technologies Inc.	71,021	3,380,600
General Dynamics Corp.	188,923	35,366,385
HEICO Corp.	14,800	1,290,560
HEICO Corp. Class A	29,105	2,182,875
Hexcel Corp.	70,563	3,849,212
Huntington Ingalls Industries Inc.	35,753	7,159,181
L3 Technologies Inc.	59,742	9,874,755
Lockheed Martin Corp.	196,528	52,590,893
Northrop Grumman Corp.	128,935	30,665,900
Orbital ATK Inc.	44,431	4,354,238
Raytheon Co.	229,946	35,066,765
Rockwell Collins Inc.	100,043	9,720,178
Spirit AeroSystems Holdings Inc. Class A	93,711	5,427,741
Textron Inc.	206,792	9,841,231
TransDigm Group Inc.	38,512	8,478,802
United Technologies Corp.	599,938	67,319,043

		381,990,038
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	109,140	8,435,431
Expeditors International of Washington Inc.	139,345	7,871,599
FedEx Corp.	193,163	37,695,759
United Parcel Service Inc. Class B	534,660	57,369,018

		111,371,807
AIRLINES — 0.61%
Alaska Air Group Inc.	91,822	8,467,825
American Airlines Group Inc.	408,355	17,273,416
Copa Holdings SA Class A	23,706	2,660,999
Delta Air Lines Inc.	563,654	25,905,538
JetBlue Airways Corp.[a]	247,384	5,098,584
Southwest Airlines Co.	494,870	26,604,211
Spirit Airlines Inc.[a]	54,756	2,905,901
United Continental Holdings Inc.[a]	243,897	17,228,884

		106,145,358
AUTO COMPONENTS — 0.29%
Adient PLC	70,567	5,128,104
BorgWarner Inc.	167,013	6,979,473
Delphi Automotive PLC	211,190	16,998,683
Gentex Corp.	217,502	4,639,318
Goodyear Tire & Rubber Co. (The)	194,323	6,995,628
Lear Corp.	53,536	7,579,627
Visteon Corp.[a]	26,204	2,566,682

		50,887,515

Security	Shares	Value
AUTOMOBILES — 0.64%
Ford Motor Co.	3,007,118	$35,002,854
General Motors Co.	1,085,052	38,367,439
Harley-Davidson Inc.	138,795	8,397,097
Tesla Inc.[a,b]	96,241	26,783,870
Thor Industries Inc.	36,645	3,522,684

		112,073,944
BANKS — 6.30%
Associated Banc-Corp.	114,687	2,798,363
Bank of America Corp.	7,940,925	187,326,421
Bank of Hawaii Corp.	32,800	2,701,408
BankUnited Inc.	75,561	2,819,181
BB&T Corp.	626,382	27,999,275
BOK Financial Corp.	19,518	1,527,674
CIT Group Inc.	152,938	6,565,628
Citigroup Inc.	2,142,652	128,173,443
Citizens Financial Group Inc.	406,871	14,057,393
Comerica Inc.	134,118	9,197,812
Commerce Bancshares Inc./MO	66,441	3,731,327
Cullen/Frost Bankers Inc.	40,804	3,630,332
East West Bancorp. Inc.	110,340	5,694,647
Fifth Third Bancorp.	587,278	14,916,861
First Hawaiian Inc.	18,583	556,003
First Horizon National Corp.	175,268	3,242,458
First Republic Bank/CA	118,297	11,097,442
Huntington Bancshares Inc./OH	826,558	11,067,612
JPMorgan Chase & Co.	2,812,607	247,059,399
KeyCorp	834,011	14,828,716
M&T Bank Corp.	115,527	17,875,493
PacWest Bancorp.	91,119	4,852,998
People’s United Financial Inc.	257,555	4,687,501
PNC Financial Services Group Inc. (The)[c]	384,785	46,266,548
Popular Inc.	78,181	3,184,312
Regions Financial Corp.	974,470	14,159,049
Signature Bank/New York NYa	41,344	6,135,036
SunTrust Banks Inc.	388,686	21,494,336
SVB Financial Group[a]	39,772	7,401,171
Synovus Financial Corp.	95,540	3,919,051
TCF Financial Corp.	119,536	2,034,503
U.S. Bancorp.	1,254,905	64,627,607
Wells Fargo & Co.	3,530,488	196,506,962
Western Alliance Bancorp.[a]	71,055	3,488,090
Zions BanCorp.	154,457	6,487,194

		1,102,111,246
BEVERAGES — 1.85%
Brown-Forman Corp. Class A	41,822	1,968,562
Brown-Forman Corp. Class B	143,103	6,608,496
Coca-Cola Co. (The)	3,009,753	127,733,917
Constellation Brands Inc. Class A	127,466	20,658,415
Dr Pepper Snapple Group Inc.	142,541	13,957,615
Molson Coors Brewing Co. Class B	133,175	12,746,179
Monster Beverage Corp.[a]	323,774	14,948,646
PepsiCo Inc.	1,115,789	124,812,157

		323,433,987

1

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
BIOTECHNOLOGY — 2.85%
AbbVie Inc.	1,250,110	$81,457,168
ACADIA Pharmaceuticals Inc.[a,b]	73,290	2,519,710
Agios Pharmaceuticals Inc.[a,b]	23,677	1,382,737
Alexion Pharmaceuticals Inc.[a]	167,504	20,308,185
Alkermes PLC[a]	115,389	6,750,256
Alnylam Pharmaceuticals Inc.[a,b]	56,982	2,920,328
Amgen Inc.	580,335	95,215,563
AquaBounty Technologies Inc.[a]	639	7,080
Biogen Inc.[a]	169,206	46,264,305
BioMarin Pharmaceutical Inc.[a]	130,957	11,495,405
Bioverativ Inc.[a]	84,270	4,589,344
Celgene Corp.[a]	593,611	73,863,017
Gilead Sciences Inc.	1,023,977	69,548,518
Incyte Corp.[a]	124,995	16,708,082
Intercept Pharmaceuticals Inc.[a,b]	12,498	1,413,524
Intrexon Corp.[a,b]	42,755	847,404
Ionis Pharmaceuticals Inc.[a,b]	92,107	3,702,701
Juno Therapeutics Inc.[a,b]	47,811	1,060,926
Neurocrine Biosciences Inc.[a,b]	65,451	2,834,028
OPKO Health Inc.[a,b]	244,942	1,959,536
Regeneron Pharmaceuticals Inc.[a]	59,925	23,221,537
Seattle Genetics Inc.[a,b]	73,871	4,643,531
United Therapeutics Corp.[a,b]	33,829	4,579,770
Vertex Pharmaceuticals Inc.[a]	190,977	20,883,335

		498,175,990
BUILDING PRODUCTS — 0.41%
Allegion PLC	73,709	5,579,771
AO Smith Corp.	111,862	5,722,860
Armstrong World Industries Inc.[a,b]	35,340	1,627,407
Fortune Brands Home & Security Inc.	117,162	7,129,308
Johnson Controls International PLC	710,223	29,914,593
Lennox International Inc.	30,340	5,075,882
Masco Corp.	254,350	8,645,356
Owens Corning	88,079	5,405,408
USG Corp.[a]	66,340	2,109,612

		71,210,197
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.	43,677	7,160,407
Ameriprise Financial Inc.	112,948	14,647,097
Artisan Partners Asset Management Inc.	34,697	957,637
Bank of New York Mellon Corp. (The)	810,386	38,274,531
BlackRock Inc.[c]	96,214	36,899,031
CBOE Holdings Inc.	62,200	5,042,554
Charles Schwab Corp. (The)	901,898	36,806,457
CME Group Inc.	261,670	31,086,396
Donnelley Financial Solutions Inc.[a,b]	19,685	379,724
E*TRADE Financial Corp.[a]	214,361	7,479,055
Eaton Vance Corp. NVS	83,524	3,755,239
FactSet Research Systems Inc.	30,714	5,065,046
Federated Investors Inc. Class B	68,034	1,792,016
Franklin Resources Inc.	277,364	11,688,119
Goldman Sachs Group Inc. (The)	298,061	68,470,573
Interactive Brokers Group Inc. Class A	48,124	1,670,865
Intercontinental Exchange Inc.	454,136	27,189,122
Invesco Ltd.	320,408	9,814,097

Security	Shares	Value
Lazard Ltd. Class A	97,114	$4,466,273
Legg Mason Inc.	80,553	2,908,769
LPL Financial Holdings Inc.	65,433	2,606,196
MarketAxess Holdings Inc.	28,139	5,275,781
Moody’s Corp.	131,241	14,704,242
Morgan Stanley	1,103,113	47,257,361
Morningstar Inc.	13,622	1,070,689
MSCI Inc.	66,205	6,434,464
Nasdaq Inc.	86,126	5,981,451
Northern Trust Corp.	159,115	13,776,177
Raymond James Financial Inc.	98,679	7,525,261
S&P Global Inc.	204,208	26,698,154
SEI Investments Co.	98,079	4,947,105
State Street Corp.	305,633	24,331,443
T Rowe Price Group Inc.	186,616	12,717,880
TD Ameritrade Holding Corp.	190,971	7,421,133
Thomson Reuters Corp.	234,019	10,116,641

		506,416,986
CHEMICALS — 2.19%
AdvanSix Inc.[a,b]	23,045	629,589
Air Products & Chemicals Inc.	151,169	20,451,654
Albemarle Corp.	87,248	9,216,879
Ashland Global Holdings Inc.	47,533	5,885,061
Axalta Coating Systems Ltd.[a]	125,388	4,037,494
Cabot Corp.	46,366	2,777,787
Celanese Corp. Series A	113,157	10,167,156
CF Industries Holdings Inc.	179,346	5,263,805
Dow Chemical Co. (The)	867,513	55,121,776
Eastman Chemical Co.	114,912	9,284,890
Ecolab Inc.	201,275	25,227,808
EI du Pont de Nemours & Co.	675,636	54,273,840
FMC Corp.	104,676	7,284,403
Huntsman Corp.	150,876	3,702,497
International Flavors & Fragrances Inc.	61,284	8,121,969
LyondellBasell Industries NV Class A	253,427	23,110,008
Monsanto Co.	337,651	38,222,093
Mosaic Co. (The)	268,397	7,831,824
NewMarket Corp.	5,600	2,538,088
Platform Specialty Products Corp.[a,b]	148,567	1,934,342
PPG Industries Inc.	204,151	21,452,187
Praxair Inc.	220,400	26,139,440
RPM International Inc.	100,124	5,509,824
Scotts Miracle-Gro Co. (The) Class A	34,323	3,205,425
Sherwin-Williams Co. (The)	61,915	19,205,414
Valspar Corp. (The)	61,368	6,808,166
Valvoline Inc.[b]	26,501	650,600
Westlake Chemical Corp.	28,857	1,906,005
WR Grace & Co.	53,651	3,740,011

		383,700,035
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Cintas Corp.	68,016	8,606,745
Clean Harbors Inc.[a]	39,831	2,215,400
Copart Inc.[a,b]	77,420	4,794,620
Covanta Holding Corp.	90,930	1,427,601
KAR Auction Services Inc.	105,769	4,618,932
LSC Communications Inc.	19,685	495,275
Pitney Bowes Inc.	145,471	1,907,125
Republic Services Inc.	183,480	11,524,379

2

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Rollins Inc.	73,395	$2,725,156
RR Donnelley & Sons Co.	52,479	635,521
Stericycle Inc.[a,b]	63,317	5,248,346
Waste Management Inc.	343,737	25,065,302

		69,264,402
COMMUNICATIONS EQUIPMENT — 1.11%
Arista Networks Inc.[a,b]	29,692	3,927,361
ARRIS International PLC[a,b]	143,604	3,798,326
Brocade Communications Systems Inc.	305,425	3,811,704
Cisco Systems Inc.	3,888,790	131,441,102
CommScope Holding Co. Inc.[a]	97,495	4,066,516
EchoStar Corp. Class Aa	34,736	1,978,215
F5 Networks Inc.[a]	51,459	7,336,510
Harris Corp.	95,708	10,649,429
Juniper Networks Inc.	286,522	7,973,907
Motorola Solutions Inc.	127,011	10,950,888
Palo Alto Networks Inc.[a,b]	67,751	7,634,183

		193,568,141
CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a,b]	116,966	4,162,820
Chicago Bridge & Iron Co. NVb	79,394	2,441,366
Fluor Corp.	109,150	5,743,473
Jacobs Engineering Group Inc.	93,982	5,195,325
KBR Inc.	109,458	1,645,154
Quanta Services Inc.[a]	110,668	4,106,889
Valmont Industries Inc.	16,899	2,627,794

		25,922,821
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	35,589	3,457,116
Martin Marietta Materials Inc.	49,500	10,803,375
Vulcan Materials Co.	101,815	12,266,671

		26,527,162
CONSUMER FINANCE — 0.79%
Ally Financial Inc.	341,014	6,932,815
American Express Co.	584,484	46,238,529
Capital One Financial Corp.	372,328	32,265,944
Credit Acceptance Corp.[a,b]	6,439	1,284,001
Discover Financial Services	298,781	20,433,633
Navient Corp.	230,964	3,409,029
OneMain Holdings Inc.[a]	41,160	1,022,826
Santander Consumer USA Holdings Inc.[a]	80,307	1,069,689
SLM Corp.[a,b]	328,321	3,972,684
Synchrony Financial	647,862	22,221,667

		138,850,817
CONTAINERS & PACKAGING — 0.48%
AptarGroup Inc.	47,115	3,627,384
Avery Dennison Corp.	68,251	5,501,031
Ball Corp.	131,346	9,753,754
Bemis Co. Inc.	71,783	3,507,317
Berry Plastics Group Inc.[a]	96,685	4,695,990
Crown Holdings Inc.[a]	103,362	5,473,018
Graphic Packaging Holding Co.	242,211	3,117,256

Security	Shares	Value
International Paper Co.	315,537	$16,022,969
Owens-Illinois Inc.[a]	124,077	2,528,689
Packaging Corp. of America	71,776	6,576,117
Sealed Air Corp.	150,742	6,569,336
Silgan Holdings Inc.	30,796	1,828,051
Sonoco Products Co.	76,277	4,036,579
WestRock Co.	195,166	10,154,487

		83,391,978
DISTRIBUTORS — 0.12%
Genuine Parts Co.	112,303	10,377,920
LKQ Corp.[a]	233,894	6,846,077
Pool Corp.	30,744	3,668,682

		20,892,679
DIVERSIFIED CONSUMER SERVICES — 0.08%
Graham Holdings Co. Class B	3,296	1,976,117
H&R Block Inc.	158,709	3,689,984
Service Corp. International/U.S.	148,515	4,586,143
ServiceMaster Global Holdings Inc.[a]	103,241	4,310,312

		14,562,556
DIVERSIFIED FINANCIAL SERVICES — 1.46%
Berkshire Hathaway Inc. Class Ba	1,461,086	243,533,814
Leucadia National Corp.	257,474	6,694,324
Voya Financial Inc.	146,303	5,553,662

		255,781,800
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.17%
AT&T Inc.	4,760,119	197,782,944
CenturyLink Inc.	413,379	9,743,343
Frontier Communications Corp.	889,688	1,903,932
Level 3 Communications Inc.[a]	224,712	12,858,021
Verizon Communications Inc.	3,152,804	153,699,195
Zayo Group Holdings Inc.[a]	124,330	4,090,457

		380,077,892
ELECTRIC UTILITIES — 1.88%
Alliant Energy Corp.	174,630	6,917,094
American Electric Power Co. Inc.	381,689	25,622,783
Avangrid Inc.	42,703	1,825,126
Duke Energy Corp.	533,600	43,760,536
Edison International	243,454	19,381,373
Entergy Corp.	139,435	10,591,483
Eversource Energy	244,223	14,355,428
Exelon Corp.	687,897	24,750,534
FirstEnergy Corp.	327,164	10,410,358
Great Plains Energy Inc.	164,315	4,801,284
Hawaiian Electric Industries Inc.	82,210	2,738,415
NextEra Energy Inc.	356,379	45,748,372
OGE Energy Corp.	152,313	5,327,909
PG&E Corp.	385,033	25,550,790
Pinnacle West Capital Corp.	85,129	7,098,056
PPL Corp.	522,104	19,521,469
Southern Co. (The)	766,257	38,144,273
Westar Energy Inc.	110,674	6,006,278

3

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Xcel Energy Inc.	391,258	$17,391,418

		329,942,979
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.	34,057	6,947,628
AMETEK Inc.	176,511	9,545,715
Eaton Corp. PLC	353,293	26,196,676
Emerson Electric Co.	496,497	29,720,310
Hubbell Inc.	42,144	5,059,387
Regal Beloit Corp.	34,242	2,590,407
Rockwell Automation Inc.	99,898	15,555,118

		95,615,241
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Amphenol Corp. Class A	231,883	16,503,113
Arrow Electronics Inc.[a]	69,823	5,125,706
Avnet Inc.	97,693	4,470,432
CDW Corp./DE	127,064	7,332,863
Cognex Corp.	64,143	5,384,805
Corning Inc.	734,295	19,825,965
Dolby Laboratories Inc. Class A	38,916	2,039,588
Fitbit Inc. Class Aa	95,969	568,136
FLIR Systems Inc.	104,914	3,806,280
IPG Photonics Corp.[a,b]	26,942	3,251,899
Jabil Circuit Inc.	142,353	4,116,849
Keysight Technologies Inc.[a]	131,793	4,762,999
National Instruments Corp.	78,746	2,563,970
Trimble Inc.[a]	193,351	6,189,166
VeriFone Systems Inc.[a]	82,865	1,552,061
Zebra Technologies Corp. Class Aa,b	39,450	3,599,813

		91,093,645
ENERGY EQUIPMENT & SERVICES — 1.03%
Baker Hughes Inc.	337,090	20,164,724
Diamond Offshore Drilling Inc.[a,b]	49,424	825,875
Dril-Quip Inc.[a,b]	28,791	1,570,549
Ensco PLC Class A	230,116	2,059,538
Frank’s International NVb	27,902	294,924
Halliburton Co.	663,933	32,672,143
Helmerich & Payne Inc.	76,022	5,060,785
Nabors Industries Ltd.	209,948	2,744,020
National Oilwell Varco Inc.	290,405	11,642,336
Noble Corp. PLC	189,980	1,175,976
Oceaneering International Inc.	75,083	2,033,248
Patterson-UTI Energy Inc.	125,427	3,044,113
Rowan Companies PLC Class Aa	98,043	1,527,510
RPC Inc.[b]	45,493	832,977
Schlumberger Ltd.	1,075,276	83,979,056
Superior Energy Services Inc.[a]	116,563	1,662,188
Transocean Ltd.[a]	262,874	3,272,781
Weatherford International PLC[a,b]	752,235	5,002,363

		179,565,106
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.60%
Alexandria Real Estate Equities Inc.[b]	67,659	7,477,673
American Campus Communities Inc.	100,343	4,775,323
American Homes 4 Rent Class A	126,630	2,907,425
American Tower Corp.	326,157	39,641,122

Security	Shares	Value
Apartment Investment & Management Co. Class A	119,659	$5,306,877
Apple Hospitality REIT Inc.[b]	125,113	2,389,658
AvalonBay Communities Inc.	105,482	19,366,495
Boston Properties Inc.	118,719	15,719,583
Brandywine Realty Trust	130,949	2,125,302
Brixmor Property Group Inc.	145,662	3,125,907
Camden Property Trust	65,616	5,279,463
Care Capital Properties Inc.[b]	63,846	1,715,542
Colony NorthStar Inc. Class A	417,341	5,387,872
Columbia Property Trust Inc.	95,723	2,129,837
CoreCivic Inc.[b]	89,101	2,799,553
Corporate Office Properties Trust[b]	73,204	2,423,052
Crown Castle International Corp.	276,379	26,103,997
CubeSmart[b]	135,125	3,507,845
CyrusOne Inc.[b]	60,054	3,090,979
DCT Industrial Trust Inc.	68,562	3,299,203
DDR Corp.	234,310	2,935,904
Digital Realty Trust Inc.[b]	122,433	13,025,647
Douglas Emmett Inc.	106,471	4,088,486
Duke Realty Corp.	265,305	6,969,562
Empire State Realty Trust Inc. Class Ab	92,389	1,906,909
EPR Properties	48,016	3,535,418
Equinix Inc.	58,039	23,237,074
Equity Commonwealth[a]	92,940	2,901,587
Equity Lifestyle Properties Inc.	60,419	4,655,888
Equity Residential	275,409	17,135,948
Essex Property Trust Inc.	50,095	11,598,495
Extra Space Storage Inc.[b]	92,396	6,873,338
Federal Realty Investment Trust[b]	54,136	7,227,156
Forest City Realty Trust Inc. Class A	173,951	3,788,653
Gaming and Leisure Properties Inc.	143,763	4,804,560
GGP Inc.	442,755	10,263,061
HCP Inc.	359,573	11,247,443
Healthcare Trust of America Inc. Class A	103,298	3,249,755
Highwoods Properties Inc.	72,933	3,583,198
Hospitality Properties Trust	117,084	3,691,659
Host Hotels & Resorts Inc.[b]	573,637	10,704,066
Invitation Homes Inc.[a]	68,504	1,495,442
Iron Mountain Inc.	199,988	7,133,572
Kilroy Realty Corp.	73,582	5,303,791
Kimco Realty Corp.	309,214	6,830,537
Lamar Advertising Co. Class Ab	62,984	4,707,424
Liberty Property Trust	112,291	4,328,818
Life Storage Inc.	35,156	2,887,011
Macerich Co. (The)	109,933	7,079,685
Mid-America Apartment Communities Inc.	87,683	8,920,868
National Retail Properties Inc.[b]	109,738	4,786,772
Omega Healthcare Investors Inc.[b]	141,393	4,664,555
Outfront Media Inc.	105,676	2,805,698
Paramount Group Inc.[b]	137,404	2,227,319
Park Hotels & Resorts Inc.	86,899	2,230,697
Piedmont Office Realty Trust Inc. Class Ab	110,115	2,354,259
Prologis Inc.[b]	401,529	20,831,325
Public Storage	113,874	24,928,157
Quality Care Properties Inc.[a]	72,031	1,358,505
Rayonier Inc.	93,415	2,647,381
Realty Income Corp.[b]	209,118	12,448,795
Regency Centers Corp.	110,461	7,333,506
Retail Properties of America Inc. Class A	180,827	2,607,525
SBA Communications Corp.[a]	95,575	11,504,363
Senior Housing Properties Trust	183,726	3,720,452
Simon Property Group Inc.	238,084	40,957,591

4

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
SL Green Realty Corp.	74,743	$7,969,099
Spirit Realty Capital Inc.	367,241	3,720,151
STORE Capital Corp.	123,557	2,950,541
Sun Communities Inc.	51,498	4,136,834
Tanger Factory Outlet Centers Inc.	71,602	2,346,398
Taubman Centers Inc.	45,908	3,030,846
UDR Inc.	203,464	7,377,605
Uniti Group Inc.[a]	92,994	2,403,895
Ventas Inc.	260,052	16,913,782
VEREIT Inc.	759,675	6,449,641
Vornado Realty Trust	131,984	13,239,315
Weingarten Realty Investors	88,666	2,960,558
Welltower Inc.[b]	274,847	19,464,665
Weyerhaeuser Co.	570,338	19,380,085
WP Carey Inc.	79,213	4,928,633

		629,362,611
FOOD & STAPLES RETAILING — 1.83%
Casey’s General Stores Inc.	29,598	3,322,376
Costco Wholesale Corp.	336,804	56,478,663
CVS Health Corp.	829,521	65,117,398
Kroger Co. (The)	737,184	21,739,556
Rite Aid Corp.[a]	803,948	3,416,779
Sprouts Farmers Market Inc.[a,b]	106,290	2,457,425
Sysco Corp.	403,771	20,963,790
U.S. Foods Holding Corp.[a]	34,003	951,404
Wal-Mart Stores Inc.	1,168,788	84,246,239
Walgreens Boots Alliance Inc.	664,858	55,216,457
Whole Foods Market Inc.	244,093	7,254,444

		321,164,531
FOOD PRODUCTS — 1.65%
Archer-Daniels-Midland Co.	442,586	20,376,659
Blue Buffalo Pet Products Inc.[a,b]	45,410	1,044,430
Bunge Ltd.	106,668	8,454,506
Campbell Soup Co.	142,892	8,179,138
Conagra Brands Inc.	336,047	13,556,136
Flowers Foods Inc.	133,760	2,596,282
General Mills Inc.	458,800	27,073,788
Hain Celestial Group Inc. (The)[a,b]	77,444	2,880,917
Hershey Co. (The)	107,806	11,777,805
Hormel Foods Corp.	207,562	7,187,872
Ingredion Inc.	55,144	6,640,992
JM Smucker Co. (The)	89,086	11,677,393
Kellogg Co.	192,265	13,960,362
Kraft Heinz Co. (The)	461,349	41,895,103
Lamb Weston Holdings Inc.	111,473	4,688,554
McCormick & Co. Inc./MD	88,682	8,650,929
Mead Johnson Nutrition Co.	143,650	12,796,342
Mondelez International Inc. Class A	1,154,853	49,751,067
Pilgrim’s Pride Corp.	45,075	1,014,413
Pinnacle Foods Inc.	88,733	5,134,979
Post Holdings Inc.[a]	48,831	4,273,689
TreeHouse Foods Inc.[a,b]	41,728	3,532,692
Tyson Foods Inc. Class A	224,073	13,827,545
WhiteWave Foods Co. (The)[a]	133,483	7,495,070

		288,466,663

Security	Shares	Value
GAS UTILITIES — 0.09%
Atmos Energy Corp.	77,702	$6,137,681
National Fuel Gas Co.	56,101	3,344,742
UGI Corp.	132,170	6,529,198

		16,011,621
HEALTH CARE EQUIPMENT & SUPPLIES — 2.58%
Abbott Laboratories	1,321,837	58,702,781
ABIOMED Inc.[a]	30,215	3,782,918
Alere Inc.[a]	68,739	2,731,000
Align Technology Inc.[a]	55,528	6,369,617
Baxter International Inc.	383,689	19,898,112
Becton Dickinson and Co.	162,044	29,725,351
Boston Scientific Corp.[a]	1,044,352	25,973,034
Cooper Companies Inc. (The)	36,478	7,291,587
CR Bard Inc.	56,918	14,146,400
Danaher Corp.	468,410	40,063,107
DENTSPLY SIRONA Inc.	176,688	11,032,399
DexCom Inc.[a,b]	63,124	5,348,497
Edwards Lifesciences Corp.[a]	162,303	15,267,843
Hill-Rom Holdings Inc.	49,844	3,518,986
Hologic Inc.[a]	213,941	9,103,190
IDEXX Laboratories Inc.[a]	68,098	10,528,632
Intuitive Surgical Inc.[a]	29,055	22,269,786
Medtronic PLC	1,083,405	87,279,107
ResMed Inc.	106,983	7,699,566
Stryker Corp.	260,524	34,297,985
Teleflex Inc.	33,493	6,488,599
Varex Imaging Corp.[a]	29,273	983,573
Varian Medical Systems Inc.[a,b]	73,306	6,680,376
West Pharmaceutical Services Inc.	54,735	4,466,923
Zimmer Biomet Holdings Inc.	141,973	17,336,323

		450,985,692
HEALTH CARE PROVIDERS & SERVICES — 2.50%
Acadia Healthcare Co. Inc.[a,b]	55,479	2,418,884
Aetna Inc.	261,586	33,365,294
AmerisourceBergen Corp.	126,828	11,224,278
Anthem Inc.	202,733	33,527,984
Brookdale Senior Living Inc.[a,b]	141,990	1,906,926
Cardinal Health Inc.	251,000	20,469,050
Centene Corp.[a]	128,493	9,156,411
Cigna Corp.	196,048	28,719,071
DaVita Inc.[a]	121,662	8,269,366
Envision Healthcare Corp.[a]	90,435	5,545,474
Express Scripts Holding Co.[a]	463,532	30,551,394
HCA Holdings Inc.[a,b]	238,006	21,180,154
Henry Schein Inc.[a]	62,915	10,693,663
Humana Inc.	115,097	23,726,096
Laboratory Corp. of America Holdings[a]	78,653	11,284,346
LifePoint Health Inc.[a]	30,610	2,004,955
McKesson Corp.	163,494	24,239,620
MEDNAX Inc.[a,b]	70,344	4,880,467
Patterson Companies Inc.	64,525	2,918,466
Premier Inc.[a,b]	34,795	1,107,525
Quest Diagnostics Inc.	108,583	10,661,765
Tenet Healthcare Corp.[a]	61,046	1,081,125
UnitedHealth Group Inc.	729,744	119,685,313

5

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Universal Health Services Inc. Class B	65,596	$8,163,422
VCA Inc.[a]	59,702	5,462,733
WellCare Health Plans Inc.[a]	33,766	4,734,331

		436,978,113
HEALTH CARE TECHNOLOGY — 0.13%
Allscripts Healthcare Solutions Inc.[a,b]	142,069	1,801,435
athenahealth Inc.[a,b]	29,647	3,340,921
Cerner Corp.[a]	226,051	13,303,101
Inovalon Holdings Inc.[a,b]	44,920	565,992
Veeva Systems Inc.[a,b]	73,105	3,748,824

		22,760,273
HOTELS, RESTAURANTS & LEISURE — 1.94%
Aramark	185,990	6,857,451
Brinker International Inc.	37,800	1,661,688
Carnival Corp.	315,224	18,569,846
Chipotle Mexican Grill Inc.[a,b]	21,646	9,643,726
Choice Hotels International Inc.	25,097	1,571,072
Darden Restaurants Inc.	89,590	7,495,995
Domino’s Pizza Inc.	38,264	7,052,055
Dunkin’ Brands Group Inc.	69,819	3,817,703
Extended Stay America Inc.	56,069	893,740
Hilton Grand Vacations Inc.[a]	40,148	1,150,642
Hilton Worldwide Holdings Inc.	133,829	7,823,643
Hyatt Hotels Corp. Class Aa,b	25,073	1,353,441
International Game Technology PLC	71,958	1,705,405
Las Vegas Sands Corp.	280,762	16,023,087
Marriott International Inc./MD Class A	248,645	23,417,386
McDonald’s Corp.	642,272	83,244,874
MGM Resorts International	363,343	9,955,598
Norwegian Cruise Line Holdings Ltd.[a]	122,192	6,198,800
Panera Bread Co. Class Aa,b	17,056	4,466,455
Royal Caribbean Cruises Ltd.	129,410	12,696,415
Six Flags Entertainment Corp.	55,019	3,273,080
Starbucks Corp.	1,102,613	64,381,573
Vail Resorts Inc.	29,681	5,695,784
Wendy’s Co. (The)	161,121	2,192,857
Wyndham Worldwide Corp.	84,447	7,118,038
Wynn Resorts Ltd.	61,297	7,025,249
Yum China Holdings Inc.[a,b]	267,669	7,280,597
Yum! Brands Inc.	267,673	17,104,305

		339,670,505
HOUSEHOLD DURABLES — 0.49%
CalAtlantic Group Inc.	56,872	2,129,856
DR Horton Inc.	258,585	8,613,466
Garmin Ltd.	88,236	4,509,742
Leggett & Platt Inc.	101,803	5,122,727
Lennar Corp. Class A	138,863	7,108,397
Lennar Corp. Class B	7,364	307,815
Mohawk Industries Inc.[a]	48,010	11,017,815
Newell Brands Inc.	361,760	17,064,219
NVR Inc.[a]	2,687	5,661,187
PulteGroup Inc.	243,754	5,740,407
Tempur Sealy International Inc.[a,b]	40,534	1,883,210
Toll Brothers Inc.[a]	117,729	4,251,194
Tupperware Brands Corp.	38,525	2,416,288

Security	Shares	Value
Whirlpool Corp.	57,839	$9,909,556

		85,735,879
HOUSEHOLD PRODUCTS — 1.67%
Church & Dwight Co. Inc.	200,085	9,978,239
Clorox Co. (The)	99,584	13,426,911
Colgate-Palmolive Co.	671,222	49,126,738
Energizer Holdings Inc.	47,063	2,623,762
Kimberly-Clark Corp.	278,109	36,607,488
Procter & Gamble Co. (The)	1,977,469	177,675,590
Spectrum Brands Holdings Inc.	18,662	2,594,204

		292,032,932
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
AES Corp./VA	516,936	5,779,345
Calpine Corp.[a,b]	272,258	3,008,451
NRG Energy Inc.	240,046	4,488,860

		13,276,656
INDUSTRIAL CONGLOMERATES — 2.18%
3M Co.	454,478	86,955,276
Carlisle Companies Inc.	48,119	5,120,343
General Electric Co.	6,733,846	200,668,611
Honeywell International Inc.	588,000	73,423,560
Roper Technologies Inc.	76,748	15,847,694

		382,015,484
INSURANCE — 2.94%
Aflac Inc.	311,842	22,583,598
Alleghany Corp.[a]	11,175	6,868,825
Allied World Assurance Co. Holdings AG	66,601	3,536,513
Allstate Corp. (The)	290,029	23,634,463
American Financial Group Inc./OH	52,504	5,009,932
American International Group Inc.	786,896	49,125,917
American National Insurance Co.	5,708	673,715
AmTrust Financial Services Inc.	67,199	1,240,494
Aon PLC	203,884	24,198,992
Arch Capital Group Ltd.[a,b]	87,960	8,335,969
Arthur J Gallagher & Co.	134,760	7,619,330
Aspen Insurance Holdings Ltd.	47,848	2,490,488
Assurant Inc.	43,540	4,165,472
Assured Guaranty Ltd.	101,302	3,759,317
Athene Holding Ltd. Class Aa	20,888	1,044,191
Axis Capital Holdings Ltd.	65,360	4,381,081
Brown & Brown Inc.	88,624	3,697,393
Chubb Ltd.	357,384	48,693,570
Cincinnati Financial Corp.	114,858	8,300,788
CNA Financial Corp.	21,046	929,602
Erie Indemnity Co. Class A	18,674	2,291,300
Everest Re Group Ltd.	31,475	7,359,170
First American Financial Corp.	81,154	3,187,729
FNF Group	201,684	7,853,575
Hanover Insurance Group Inc. (The)	32,193	2,899,302
Hartford Financial Services Group Inc. (The)	284,021	13,652,889
Lincoln National Corp.	173,431	11,351,059
Loews Corp.	215,285	10,068,879
Markel Corp.[a,b]	10,643	10,386,078
Marsh & McLennan Companies Inc.	402,354	29,729,937

6

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Mercury General Corp.	20,869	$1,272,800
MetLife Inc.	719,958	38,028,182
Old Republic International Corp.	184,060	3,769,549
Principal Financial Group Inc.	205,687	12,980,907
ProAssurance Corp.	40,657	2,449,584
Progressive Corp. (The)	449,839	17,624,692
Prudential Financial Inc.	342,113	36,496,615
Reinsurance Group of America Inc.	49,080	6,232,178
RenaissanceRe Holdings Ltd.	32,021	4,631,838
Torchmark Corp.	91,222	7,027,743
Travelers Companies Inc. (The)	225,367	27,165,738
Unum Group	182,589	8,561,598
Validus Holdings Ltd.	57,213	3,226,241
White Mountains Insurance Group Ltd.[b]	3,251	2,860,490
WR Berkley Corp.	73,492	5,190,740
XL Group Ltd.	201,579	8,034,939

		514,623,402
INTERNET & DIRECT MARKETING RETAIL — 2.34%
Amazon.com Inc.[a]	300,498	266,403,497
Expedia Inc.	91,763	11,577,738
Groupon Inc.[a,b]	278,832	1,095,810
Liberty Expedia Holdings Inc. Class Aa	42,636	1,939,085
Liberty Interactive Corp. QVC Group Series Aa	340,617	6,819,152
Liberty Ventures Series Aa,b	64,194	2,855,349
Netflix Inc.[a]	315,314	46,606,562
Priceline Group Inc. (The)[a]	38,236	68,058,933
TripAdvisor Inc.[a]	87,503	3,776,630

		409,132,756
INTERNET SOFTWARE & SERVICES — 4.15%
Akamai Technologies Inc.[a]	132,174	7,890,788
Alphabet Inc. Class Aa	226,828	192,304,778
Alphabet Inc. Class Ca	229,258	190,183,267
CommerceHub Inc. Series Aa,b	10,133	156,859
CommerceHub Inc. Series Ca	20,501	318,381
CoStar Group Inc.[a]	24,393	5,054,717
eBay Inc.[a]	779,687	26,174,093
Facebook Inc. Class Aa	1,733,712	246,273,790
GoDaddy Inc. Class Aa,b	35,440	1,343,176
IAC/InterActiveCorp[a]	53,577	3,949,696
Match Group Inc.[a,b]	22,046	360,011
Nutanix Inc. Class Aa,b	11,434	214,616
Pandora Media Inc.[a,b]	167,564	1,978,931
Twilio Inc. Class Aa,b	14,959	431,866
Twitter Inc.[a,b]	485,559	7,259,107
VeriSign Inc.[a,b]	72,900	6,350,319
Yahoo! Inc.[a]	671,588	31,168,399
Yelp Inc.[a,b]	51,847	1,697,989
Zillow Group Inc. Class Aa,b	38,983	1,318,015
Zillow Group Inc. Class Ca,b	78,052	2,628,011

		727,056,809
IT SERVICES — 3.84%
Accenture PLC Class A	482,174	57,803,019
Alliance Data Systems Corp.	42,203	10,508,547
Amdocs Ltd.	113,759	6,938,161
Automatic Data Processing Inc.	352,885	36,131,895
Black Knight Financial Services Inc. Class Aa,b	17,629	675,191

Security	Shares	Value
Booz Allen Hamilton Holding Corp.	86,476	$3,060,386
Broadridge Financial Solutions Inc.	90,519	6,150,766
Cognizant Technology Solutions Corp. Class Aa	466,215	27,749,117
Computer Sciences Corp.	106,450	7,346,114
Conduent Inc.[a]	154,750	2,596,705
CoreLogic Inc./U.S.[a]	67,719	2,757,518
CSRA Inc.	124,506	3,646,781
DST Systems Inc.	25,008	3,063,480
Euronet Worldwide Inc.[a,b]	37,954	3,245,826
Fidelity National Information Services Inc.	251,807	20,048,873
First Data Corp. Class Aa	238,281	3,693,355
Fiserv Inc.[a]	170,656	19,678,343
FleetCor Technologies Inc.[a]	70,398	10,660,369
Gartner Inc.[a,b]	61,379	6,628,318
Genpact Ltd.	114,526	2,835,664
Global Payments Inc.[b]	117,596	9,487,645
International Business Machines Corp.	679,241	118,283,028
Jack Henry & Associates Inc.	61,803	5,753,859
Leidos Holdings Inc.	100,990	5,164,629
MasterCard Inc. Class A	744,476	83,731,216
Paychex Inc.	247,963	14,605,021
PayPal Holdings Inc.[a]	875,936	37,682,767
Sabre Corp.	157,759	3,342,913
Square Inc. Class Aa,b	39,374	680,383
Teradata Corp.[a,b]	98,438	3,063,391
Total System Services Inc.	127,496	6,815,936
Vantiv Inc. Class Aa	119,020	7,631,562
Visa Inc. Class A	1,472,187	130,833,259
Western Union Co. (The)	377,327	7,678,604
WEX Inc.[a]	29,680	3,071,880

		673,044,521
LEISURE PRODUCTS — 0.14%
Brunswick Corp./DE	69,615	4,260,438
Hasbro Inc.	86,210	8,605,482
Mattel Inc.	261,387	6,694,121
Polaris Industries Inc.[b]	45,842	3,841,560
Vista Outdoor Inc.[a,b]	46,166	950,558

		24,352,159
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Agilent Technologies Inc.	249,927	13,213,641
Bio-Rad Laboratories Inc. Class Aa	15,753	3,140,203
Bio-Techne Corp.	28,190	2,865,514
Bruker Corp.	79,618	1,857,488
Charles River Laboratories International Inc.[a]	35,942	3,232,983
Illumina Inc.[a]	112,458	19,189,833
Mettler-Toledo International Inc.[a]	20,163	9,656,262
Patheon NVa,b	24,892	655,655
PerkinElmer Inc.	83,385	4,841,333
QIAGEN NV	168,046	4,868,293
Quintiles IMS Holdings Inc.[a]	109,790	8,841,389
Thermo Fisher Scientific Inc.	303,437	46,607,923
VWR Corp.[a,b]	59,346	1,673,557
Waters Corp.[a]	58,856	9,199,781

		129,843,855
MACHINERY — 1.74%
AGCO Corp.	53,459	3,217,163

7

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Allison Transmission Holdings Inc.	107,741	$3,885,140
Caterpillar Inc.	431,560	40,031,506
Colfax Corp.[a]	75,651	2,970,058
Crane Co.	37,177	2,781,955
Cummins Inc.	121,914	18,433,397
Deere & Co.	243,873	26,548,015
Donaldson Co. Inc.	96,624	4,398,325
Dover Corp.	117,620	9,450,767
Flowserve Corp.	99,819	4,833,236
Fortive Corp.	233,058	14,034,753
Graco Inc.	42,334	3,985,323
IDEX Corp.	58,423	5,463,135
Illinois Tool Works Inc.	227,289	30,108,974
Ingersoll-Rand PLC	197,926	16,095,342
ITT Inc.	68,489	2,809,419
Lincoln Electric Holdings Inc.	46,514	4,040,206
Middleby Corp. (The)[a,b]	43,493	5,934,620
Nordson Corp.	43,525	5,346,611
Oshkosh Corp.	55,582	3,812,369
PACCAR Inc.	263,341	17,696,515
Parker-Hannifin Corp.	102,682	16,461,978
Pentair PLC	127,406	7,998,549
Snap-on Inc.	44,431	7,494,177
Stanley Black & Decker Inc.	115,789	15,384,884
Terex Corp.	81,753	2,567,044
Timken Co. (The)	53,232	2,406,086
Toro Co. (The)	82,059	5,125,405
Trinity Industries Inc.	113,695	3,018,602
WABCO Holdings Inc.[a]	40,583	4,765,256
Wabtec Corp./DEb	66,126	5,157,828
Welbilt Inc.[a]	96,182	1,888,053
Xylem Inc./NY	136,911	6,875,670

		305,020,361
MARINE — 0.02%
Kirby Corp.[a]	40,175	2,834,346

		2,834,346
MEDIA — 3.24%
AMC Networks Inc. Class Aa	46,044	2,701,862
Cable One Inc.	3,567	2,227,484
CBS Corp. Class B NVS	278,932	19,346,724
Charter Communications Inc. Class Aa	154,866	50,690,739
Cinemark Holdings Inc.	80,672	3,576,996
Clear Channel Outdoor Holdings Inc. Class A	26,554	160,652
Comcast Corp. Class A	3,723,430	139,963,734
Discovery Communications Inc. Class Aa,b	113,999	3,316,231
Discovery Communications Inc. Class C NVS[a]	170,020	4,813,266
DISH Network Corp. Class Aa	168,434	10,693,875
Interpublic Group of Companies Inc. (The)	308,192	7,572,277
John Wiley & Sons Inc. Class A	33,784	1,817,579
Liberty Broadband Corp. Class Aa,b	19,808	1,685,463
Liberty Broadband Corp. Class Ca,b	80,844	6,984,922
Liberty Media Corp.-Liberty SiriusXM Class Aa	69,204	2,693,420
Liberty Media Corp.-Liberty SiriusXM Class Ca	140,800	5,460,224
Lions Gate Entertainment Corp. Class A	35,868	952,654
Lions Gate Entertainment Corp. Class Ba,b	79,039	1,926,971
Live Nation Entertainment Inc.[a]	99,848	3,032,384
Madison Square Garden Co. (The)[a]	14,800	2,955,708
News Corp. Class A	289,814	3,767,582

Security	Shares	Value
News Corp. Class B	92,392	$1,247,292
Omnicom Group Inc.	181,706	15,664,874
Regal Entertainment Group Class A	61,080	1,379,186
Scripps Networks Interactive Inc. Class A	63,265	4,958,078
Sirius XM Holdings Inc.[b]	1,368,498	7,047,765
TEGNA Inc.	165,797	4,247,719
Time Warner Inc.	607,950	59,402,795
Tribune Media Co. Class A	59,087	2,202,172
Twenty-First Century Fox Inc. Class A	839,385	27,187,680
Twenty-First Century Fox Inc. Class B	380,877	12,104,271
Viacom Inc. Class A	7,696	375,180
Viacom Inc. Class B NVS	265,034	12,355,885
Walt Disney Co. (The)	1,253,562	142,141,395

		566,655,039
METALS & MINING — 0.40%
Alcoa Corp.	112,543	3,871,479
Compass Minerals International Inc.	25,753	1,747,341
Freeport-McMoRan Inc.[a]	1,020,529	13,634,267
Newmont Mining Corp.	411,503	13,563,139
Nucor Corp.	246,065	14,695,002
Reliance Steel & Aluminum Co.	53,376	4,271,147
Royal Gold Inc.	49,592	3,473,920
Southern Copper Corp.	63,766	2,288,562
Steel Dynamics Inc.	180,378	6,269,939
Tahoe Resources Inc.	228,921	1,838,236
U.S. Steel Corp.	117,938	3,987,484

		69,640,516
MORTGAGE REAL ESTATE INVESTMENT — 0.15%
AGNC Investment Corp.[b]	259,520	5,161,853
Annaly Capital Management Inc.[b]	779,193	8,656,834
Chimera Investment Corp.[b]	143,186	2,889,494
MFA Financial Inc.	286,127	2,311,906
Starwood Property Trust Inc.[b]	192,359	4,343,466
Two Harbors Investment Corp.[b]	265,002	2,541,369

		25,904,922
MULTI-UTILITIES — 0.98%
Ameren Corp.	186,082	10,158,216
CenterPoint Energy Inc.	331,374	9,135,981
CMS Energy Corp.	213,502	9,552,079
Consolidated Edison Inc.	234,692	18,226,181
Dominion Resources Inc./VA	476,318	36,947,987
DTE Energy Co.	137,797	14,070,452
MDU Resources Group Inc.	148,203	4,056,316
NiSource Inc.	247,273	5,882,625
Public Service Enterprise Group Inc.	389,228	17,262,262
SCANA Corp.	100,137	6,543,953
Sempra Energy	192,250	21,243,625
Vectren Corp.	63,214	3,704,972
WEC Energy Group Inc.	243,212	14,745,944

		171,530,593
MULTILINE RETAIL — 0.41%
Dillard’s Inc. Class A	14,451	754,920
Dollar General Corp.	218,760	15,254,135
Dollar Tree Inc.[a]	174,248	13,671,498

8

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
JC Penney Co. Inc.[a,b]	235,322	$1,449,584
Kohl’s Corp.	141,656	5,639,325
Macy’s Inc.	236,406	7,007,074
Nordstrom Inc.	93,870	4,371,526
Target Corp.	427,420	23,589,310

		71,737,372
OIL, GAS & CONSUMABLE FUELS — 5.27%
Anadarko Petroleum Corp.	430,567	26,695,154
Antero Resources Corp.[a,b]	137,659	3,140,002
Apache Corp.	291,715	14,991,234
Cabot Oil & Gas Corp.	358,942	8,582,303
Cheniere Energy Inc.[a,b]	155,902	7,369,488
Chesapeake Energy Corp.[a,b]	463,436	2,752,810
Chevron Corp.	1,452,461	155,950,738
Cimarex Energy Co.	73,041	8,727,669
Concho Resources Inc.[a,b]	109,512	14,054,770
ConocoPhillips	958,467	47,798,749
CONSOL Energy Inc.[b]	172,988	2,902,739
Continental Resources Inc./OKa,b	65,990	2,997,266
Devon Energy Corp.	401,860	16,765,599
Diamondback Energy Inc.[a]	69,201	7,177,182
Energen Corp.[a]	73,847	4,020,231
EOG Resources Inc.	425,329	41,490,844
EQT Corp.	131,909	8,059,640
Extraction Oil & Gas Inc.[a,b]	33,096	613,931
Exxon Mobil Corp.	3,221,913	264,229,085
Gulfport Energy Corp.[a]	122,159	2,099,913
Hess Corp.	216,664	10,445,371
HollyFrontier Corp.	123,416	3,497,609
Kinder Morgan Inc./DE	1,490,288	32,398,861
Kosmos Energy Ltd.[a,b]	123,599	823,169
Laredo Petroleum Inc.[a]	110,404	1,611,898
Marathon Oil Corp.	651,694	10,296,765
Marathon Petroleum Corp.	404,539	20,445,401
Murphy Oil Corp.	124,286	3,553,337
Newfield Exploration Co.[a]	152,536	5,630,104
Noble Energy Inc.	329,114	11,301,775
Occidental Petroleum Corp.	590,364	37,405,463
ONEOK Inc.	160,441	8,894,849
Parsley Energy Inc. Class Aa	171,582	5,578,131
PBF Energy Inc.	83,658	1,854,698
Phillips 66	347,875	27,558,658
Pioneer Natural Resources Co.	126,097	23,483,044
QEP Resources Inc.[a]	181,615	2,308,327
Range Resources Corp.	156,651	4,558,544
Rice Energy Inc.[a]	93,103	2,206,541
SM Energy Co.	74,299	1,784,662
Southwestern Energy Co.[a,b]	376,125	3,072,941
Targa Resources Corp.	136,336	8,166,526
Tesoro Corp.	91,622	7,426,879
Valero Energy Corp.	364,196	24,142,553
Whiting Petroleum Corp.[a]	153,871	1,455,620
Williams Companies Inc. (The)	576,021	17,044,461
World Fuel Services Corp.	52,635	1,908,019
WPX Energy Inc.[a]	295,213	3,952,902

		923,226,455

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	47,131	$1,721,224

		1,721,224
PERSONAL PRODUCTS — 0.17%
Coty Inc. Class A	349,420	6,334,985
Edgewell Personal Care Co.[a]	44,917	3,285,229
Estee Lauder Companies Inc. (The) Class A	167,901	14,236,326
Herbalife Ltd.[a,b]	56,226	3,268,980
Nu Skin Enterprises Inc. Class A	41,873	2,325,626

		29,451,146
PHARMACEUTICALS — 4.58%
Akorn Inc.[a,b]	63,882	1,538,279
Allergan PLC	258,598	61,784,234
Bristol-Myers Squibb Co.	1,290,487	70,176,683
Eli Lilly & Co.	753,775	63,400,015
Endo International PLC[a]	156,177	1,742,935
Johnson & Johnson	2,122,997	264,419,276
Mallinckrodt PLC[a,b]	86,605	3,859,985
Merck & Co. Inc.	2,140,417	136,002,096
Mylan NVa	355,440	13,858,606
Perrigo Co. PLC	107,552	7,140,377
Pfizer Inc.	4,642,591	158,823,038
Zoetis Inc.	350,515	18,706,986

		801,452,510
PROFESSIONAL SERVICES — 0.27%
Dun & Bradstreet Corp. (The)	27,685	2,988,319
Equifax Inc.	91,074	12,453,459
ManpowerGroup Inc.	51,218	5,253,430
Nielsen Holdings PLC	277,054	11,445,101
Robert Half International Inc.	97,870	4,778,992
TransUnion[a,b]	40,345	1,547,231
Verisk Analytics Inc. Class Aa	119,533	9,698,907

		48,165,439
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Aa	230,276	8,011,302
Howard Hughes Corp. (The)[a]	27,521	3,226,837
Jones Lang LaSalle Inc.	34,282	3,820,729
Realogy Holdings Corp.	110,137	3,280,981

		18,339,849
ROAD & RAIL — 0.92%
AMERCO	4,662	1,777,108
Avis Budget Group Inc.[a]	59,427	1,757,851
CSX Corp.	738,902	34,395,888
Genesee & Wyoming Inc. Class Aa	46,613	3,163,158
Hertz Global Holdings Inc.[a,b]	55,736	977,609
JB Hunt Transport Services Inc.	69,194	6,347,858
Kansas City Southern	82,581	7,082,147
Landstar System Inc.	32,111	2,750,307
Norfolk Southern Corp.	228,033	25,532,855
Old Dominion Freight Line Inc.	51,827	4,434,836

9

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Ryder System Inc.	40,903	$3,085,722
Union Pacific Corp.	651,800	69,038,656

		160,343,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.14%
Analog Devices Inc.	279,552	22,909,286
Applied Materials Inc.	843,754	32,822,031
Broadcom Ltd.	291,295	63,781,953
Cree Inc.[a,b]	75,650	2,022,125
Cypress Semiconductor Corp.	239,023	3,288,956
First Solar Inc.[a,b]	57,437	1,556,543
Intel Corp.	3,651,378	131,705,204
KLA-Tencor Corp.	119,905	11,399,368
Lam Research Corp.	122,668	15,745,665
Marvell Technology Group Ltd.	309,182	4,718,117
Maxim Integrated Products Inc.	216,859	9,749,981
Microchip Technology Inc.	161,567	11,920,413
Micron Technology Inc.[a]	796,637	23,022,809
NVIDIA Corp.	393,426	42,855,894
ON Semiconductor Corp.[a]	316,591	4,903,995
Qorvo Inc.[a]	98,203	6,732,798
QUALCOMM Inc.	1,135,426	65,105,327
Skyworks Solutions Inc.	145,739	14,279,507
SunPower Corp.[a,b]	43,807	267,223
Teradyne Inc.	155,079	4,822,957
Texas Instruments Inc.	776,680	62,569,341
Versum Materials Inc.[a]	74,020	2,265,012
Xilinx Inc.	197,601	11,439,122

		549,883,627
SOFTWARE — 4.60%
Activision Blizzard Inc.	430,702	21,474,802
Adobe Systems Inc.[a]	377,139	49,077,098
ANSYS Inc.[a]	67,549	7,218,962
Atlassian Corp. PLC Class Aa,b	20,562	615,832
Autodesk Inc.[a]	162,803	14,077,575
CA Inc.	223,628	7,093,480
Cadence Design Systems Inc.[a]	213,457	6,702,550
CDK Global Inc.	111,802	7,268,248
Citrix Systems Inc.[a]	119,024	9,925,411
Dell Technologies Inc. Class Va	166,833	10,690,659
Electronic Arts Inc.[a,b]	223,651	20,021,237
FireEye Inc.[a,b]	115,258	1,453,403
Fortinet Inc.[a]	110,290	4,229,621
Guidewire Software Inc.[a,b]	55,093	3,103,389
Intuit Inc.	187,512	21,749,517
Manhattan Associates Inc.[a]	54,576	2,840,681
Microsoft Corp.	5,852,060	385,416,672
Nuance Communications Inc.[a,b]	172,525	2,986,408
Oracle Corp.	2,284,829	101,926,222
PTC Inc.[a]	87,565	4,601,541
Red Hat Inc.[a]	138,969	12,020,818
salesforce.com Inc.[a]	495,133	40,843,521
ServiceNow Inc.[a]	122,673	10,730,207
Splunk Inc.[a,b]	100,606	6,266,748
SS&C Technologies Holdings Inc.	133,046	4,709,828
Symantec Corp.	471,699	14,471,725
Synopsys Inc.[a]	116,106	8,374,726
Tableau Software Inc. Class Aa	41,836	2,072,974
Tyler Technologies Inc.[a]	25,153	3,887,648

Security	Shares	Value
Ultimate Software Group Inc. (The)[a,b]	20,916	$4,083,012
VMware Inc. Class Aa,b	62,119	5,723,645
Workday Inc. Class Aa,b	89,406	7,445,732
Zynga Inc. Class Aa,b	557,264	1,588,202

		804,692,094
SPECIALTY RETAIL — 2.36%
Advance Auto Parts Inc.	54,265	8,045,329
AutoNation Inc.[a,b]	49,533	2,094,751
AutoZone Inc.[a,b]	22,711	16,421,188
Bed Bath & Beyond Inc.	116,687	4,604,469
Best Buy Co. Inc.	212,582	10,448,405
Burlington Stores Inc.[a]	53,954	5,249,185
Cabela’s Inc.[a]	38,114	2,024,234
CarMax Inc.[a]	150,738	8,926,704
CST Brands Inc.	56,556	2,719,778
Dick’s Sporting Goods Inc.	66,509	3,236,328
Foot Locker Inc.	103,553	7,746,800
GameStop Corp. Class A	77,845	1,755,405
Gap Inc. (The)	170,502	4,141,494
Home Depot Inc. (The)	961,344	141,154,139
L Brands Inc.	187,665	8,839,021
Lowe’s Companies Inc.	691,303	56,832,020
Michaels Companies Inc. (The)[a]	70,767	1,584,473
Murphy USA Inc.[a,b]	28,184	2,069,269
O’Reilly Automotive Inc.[a]	72,695	19,616,019
Penske Automotive Group Inc.	29,232	1,368,350
Ross Stores Inc.	302,787	19,944,580
Sally Beauty Holdings Inc.[a,b]	112,574	2,301,013
Signet Jewelers Ltd.	53,640	3,715,643
Staples Inc.	495,259	4,343,421
Tiffany & Co.	84,166	8,021,020
TJX Companies Inc. (The)	511,460	40,446,257
Tractor Supply Co.	102,266	7,053,286
Ulta Salon Cosmetics & Fragrance Inc.[a]	44,982	12,830,216
Urban Outfitters Inc.[a,b]	68,195	1,620,313
Williams-Sonoma Inc.	67,295	3,608,358

		412,761,468
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.00%
Apple Inc.	4,234,718	608,359,588
Hewlett Packard Enterprise Co.	1,330,116	31,523,749
HP Inc.	1,341,246	23,981,478
NCR Corp.[a]	94,626	4,322,516
NetApp Inc.	209,461	8,765,943
Western Digital Corp.	217,072	17,914,952
Xerox Corp.	780,943	5,732,122

		700,600,348
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Carter’s Inc.	38,123	3,423,445
Coach Inc.	213,768	8,835,032
Hanesbrands Inc.	289,491	6,009,833
Kate Spade & Co.[a]	98,891	2,297,238
lululemon athletica Inc.[a,b]	74,605	3,869,761
Michael Kors Holdings Ltd.[a]	124,240	4,734,786
NIKE Inc. Class B	1,024,158	57,076,325
PVH Corp.	61,915	6,406,345
Ralph Lauren Corp.	43,462	3,547,369

10

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 ETF

March 31, 2017

Security	Shares	Value
Skechers U.S.A. Inc. Class Aa,b	99,230	$2,723,864
Under Armour Inc. Class Aa,b	139,492	2,759,152
Under Armour Inc. Class Ca,b	141,067	2,581,526
VF Corp.	261,827	14,392,630

		118,657,306
THRIFTS & MORTGAGE FINANCE — 0.03%
New York Community Bancorp. Inc.	364,814	5,096,452
TFS Financial Corp.	43,470	722,471

		5,818,923
TOBACCO — 1.62%
Altria Group Inc.	1,511,282	107,935,761
Philip Morris International Inc.	1,197,127	135,155,638
Reynolds American Inc.	639,050	40,272,931

		283,364,330
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	73,287	2,839,871
Fastenal Co.	221,222	11,392,933
HD Supply Holdings Inc.[a]	154,505	6,354,018
Herc Holdings Inc.[a]	18,217	890,629
MSC Industrial Direct Co. Inc. Class A	33,659	3,458,799
United Rentals Inc.[a,b]	67,736	8,470,387
Watsco Inc.	19,771	2,830,812
WESCO International Inc.[a]	36,959	2,570,498
WW Grainger Inc.[b]	43,100	10,031,956

		48,839,903
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	57,334	4,619,974

		4,619,974
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	136,896	10,646,402
Aqua America Inc.	135,224	4,347,452

		14,993,854
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	581,824	5,050,232
T-Mobile U.S. Inc.[a]	219,430	14,172,984
Telephone & Data Systems Inc.	72,691	1,927,038
U.S. Cellular Corp.[a]	9,897	369,455

		21,519,709

TOTAL COMMON STOCKS
(Cost: $15,105,472,043)		17,470,864,087

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	277,541,915	$277,652,932
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	27,481,881	27,481,881

		305,134,813

TOTAL SHORT-TERM INVESTMENTS
(Cost: $305,043,250)		305,134,813

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $15,410,515,293)		17,775,998,900
Other Assets, Less Liabilities — (1.56)%		(273,252,613)

NET ASSETS—100.00%		$17,502,746,287

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	235	Jun. 2017	Chicago Mercantile	$27,722,614	$27,720,600	$(2,014)
S&P MidCap 400 E-Mini	14	Jun. 2017	Chicago Mercantile	2,392,122	2,405,480	13,358

				Net unrealized appreciation		$11,344

11

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.71%
B/E Aerospace Inc.	305,292	$19,572,271
Boeing Co. (The)	1,795,463	317,545,586
BWX Technologies Inc.	279,201	13,289,968
General Dynamics Corp.	306,554	57,386,909
HEICO Corp.	57,822	5,042,078
HEICO Corp. Class A	113,637	8,522,775
Hexcel Corp.	277,481	15,136,589
Huntington Ingalls Industries Inc.	116,237	23,275,297
Lockheed Martin Corp.	765,285	204,790,266
Northrop Grumman Corp.	500,880	119,129,299
Raytheon Co.	340,942	51,993,655
Rockwell Collins Inc.	390,126	37,904,642
Spirit AeroSystems Holdings Inc. Class A	188,532	10,919,773
Textron Inc.	251,291	11,958,939
TransDigm Group Inc.	150,128	33,052,180

		929,520,227
AIR FREIGHT & LOGISTICS — 1.24%
CH Robinson Worldwide Inc.	426,574	32,969,904
Expeditors International of Washington Inc.	382,202	21,590,591
FedEx Corp.	751,371	146,630,051
United Parcel Service Inc. Class B	2,081,371	223,331,108

		424,521,654
AIRLINES — 0.61%
Alaska Air Group Inc.	297,799	27,463,024
Delta Air Lines Inc.	1,711,092	78,641,788
JetBlue Airways Corp.[a]	71,830	1,480,416
Southwest Airlines Co.	1,923,513	103,408,059

		210,993,287
AUTO COMPONENTS — 0.35%
Adient PLC	59,215	4,303,154
BorgWarner Inc.	78,147	3,265,763
Delphi Automotive PLC	822,352	66,191,113
Gentex Corp.	547,030	11,668,150
Lear Corp.	172,747	24,457,520
Visteon Corp.[a]	101,803	9,971,604

		119,857,304
AUTOMOBILES — 0.42%
Harley-Davidson Inc.	542,491	32,820,706
Tesla Inc.[a,b]	352,322	98,051,213
Thor Industries Inc.	144,088	13,851,179

		144,723,098
BANKS — 0.29%
Citizens Financial Group Inc.	652,269	22,535,894
First Hawaiian Inc.	7,830	234,274

Security	Shares	Value
First Republic Bank/CA	369,895	$34,699,850
Signature Bank/New York NYa	93,258	13,838,555
SVB Financial Group[a]	115,778	21,545,128
Western Alliance Bancorp.[a]	156,705	7,692,648

		100,546,349
BEVERAGES — 2.97%
Brown-Forman Corp. Class A	152,194	7,163,772
Brown-Forman Corp. Class B	526,129	24,296,637
Coca-Cola Co. (The)	8,772,807	372,317,929
Constellation Brands Inc. Class A	499,163	80,899,348
Dr Pepper Snapple Group Inc.	556,375	54,480,240
Monster Beverage Corp.[a,b]	1,256,401	58,008,034
PepsiCo Inc.	3,782,749	423,138,303

		1,020,304,263
BIOTECHNOLOGY — 5.61%
AbbVie Inc.	4,870,859	317,385,172
ACADIA Pharmaceuticals Inc.[a,b]	284,435	9,778,875
Agios Pharmaceuticals Inc.[a,b]	91,979	5,371,574
Alexion Pharmaceuticals Inc.[a]	654,134	79,307,206
Alkermes PLC[a]	450,395	26,348,107
Alnylam Pharmaceuticals Inc.[a,b]	193,082	9,895,453
Amgen Inc.	2,261,436	371,033,805
AquaBounty Technologies Inc.[a,b]	2,436	26,991
Biogen Inc.[a]	658,777	180,122,807
BioMarin Pharmaceutical Inc.[a,b]	511,465	44,896,398
Bioverativ Inc.[a]	328,575	17,894,194
Celgene Corp.[a]	2,312,367	287,727,826
Gilead Sciences Inc.	3,988,189	270,877,797
Incyte Corp.[a]	487,931	65,221,737
Intercept Pharmaceuticals Inc.[a,b]	48,755	5,514,191
Intrexon Corp.[a,b]	162,699	3,224,694
Ionis Pharmaceuticals Inc.[a,b]	360,533	14,493,427
Juno Therapeutics Inc.[a,b]	168,354	3,735,775
Neurocrine Biosciences Inc.[a,b]	263,138	11,393,875
OPKO Health Inc.[a,b]	881,351	7,050,808
Regeneron Pharmaceuticals Inc.[a]	233,768	90,587,438
Seattle Genetics Inc.[a,b]	287,450	18,069,107
United Therapeutics Corp.[a,b]	36,401	4,927,967
Vertex Pharmaceuticals Inc.[a]	742,063	81,144,589

		1,926,029,813
BUILDING PRODUCTS — 0.40%
Allegion PLC	286,818	21,712,122
AO Smith Corp.	435,350	22,272,506
Fortune Brands Home & Security Inc.	462,163	28,122,618
Johnson Controls International PLC	592,214	24,944,054
Lennox International Inc.	111,402	18,637,555
Masco Corp.	643,719	21,880,009

		137,568,864
CAPITAL MARKETS — 1.66%
Affiliated Managers Group Inc.	148,237	24,301,974
Ameriprise Financial Inc.	133,693	17,337,308
Artisan Partners Asset Management Inc.	126,831	3,500,536
CBOE Holdings Inc.	242,003	19,619,183
Charles Schwab Corp. (The)	2,788,647	113,804,684

12

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Donnelley Financial Solutions Inc.[a,b]	52,490	$1,012,532
Eaton Vance Corp. NVS	328,380	14,763,965
FactSet Research Systems Inc.	119,576	19,719,278
Federated Investors Inc. Class B	263,446	6,939,168
Interactive Brokers Group Inc. Class A	21,493	746,237
Intercontinental Exchange Inc.	847,581	50,744,674
Invesco Ltd.	205,567	6,296,517
Lazard Ltd. Class A	51,952	2,389,272
LPL Financial Holdings Inc.	36,757	1,464,031
MarketAxess Holdings Inc.	109,545	20,538,592
Moody’s Corp.	455,418	51,025,033
Morningstar Inc.	53,213	4,182,542
MSCI Inc.	258,344	25,108,453
S&P Global Inc.	793,599	103,755,133
SEI Investments Co.	386,097	19,474,733
T Rowe Price Group Inc.	555,884	37,883,495
TD Ameritrade Holding Corp.	663,716	25,792,004

		570,399,344
CHEMICALS — 2.68%
AdvanSix Inc.[a]	90,639	2,476,258
Air Products & Chemicals Inc.	514,003	69,539,466
Axalta Coating Systems Ltd.[a]	493,065	15,876,693
Celanese Corp. Series A	39,983	3,592,473
Ecolab Inc.	784,627	98,345,148
EI du Pont de Nemours & Co.	2,631,239	211,367,429
FMC Corp.	325,708	22,666,020
International Flavors & Fragrances Inc.	238,993	31,673,742
LyondellBasell Industries NV Class A	436,207	39,777,716
Monsanto Co.	852,873	96,545,224
NewMarket Corp.	21,045	9,538,225
PPG Industries Inc.	799,214	83,981,407
Praxair Inc.	755,198	89,566,483
RPM International Inc.	389,578	21,438,477
Scotts Miracle-Gro Co. (The) Class A	124,623	11,638,542
Sherwin-Williams Co. (The)	241,507	74,913,056
Valspar Corp. (The)	237,367	26,333,495
Valvoline Inc.[b]	15,347	376,769
WR Grace & Co.	115,985	8,085,314

		917,731,937
COMMERCIAL SERVICES & SUPPLIES — 0.57%
Cintas Corp.	265,932	33,651,035
Clean Harbors Inc.[a,b]	12,276	682,791
Copart Inc.[a,b]	292,833	18,135,148
Covanta Holding Corp.	346,236	5,435,905
KAR Auction Services Inc.	416,760	18,199,909
LSC Communications Inc.	52,490	1,320,649
Pitney Bowes Inc.	560,959	7,354,173
Rollins Inc.	284,925	10,579,265
RR Donnelley & Sons Co.	139,763	1,692,530
Stericycle Inc.[a]	233,353	19,342,630
Waste Management Inc.	1,104,325	80,527,379

		196,921,414
COMMUNICATIONS EQUIPMENT — 0.29%
Arista Networks Inc.[a,b]	116,713	15,437,629
ARRIS International PLC[a]	127,226	3,365,128
CommScope Holding Co. Inc.[a]	383,390	15,991,197

Security	Shares	Value
F5 Networks Inc.[a]	200,948	$28,649,156
Motorola Solutions Inc.	58,761	5,066,373
Palo Alto Networks Inc.[a,b]	261,707	29,489,145

		97,998,628
CONSTRUCTION & ENGINEERING — 0.04%
Quanta Services Inc.[a]	116,440	4,321,088
Valmont Industries Inc.	52,766	8,205,113

		12,526,201
CONSTRUCTION MATERIALS — 0.28%
Eagle Materials Inc.	139,930	13,592,800
Martin Marietta Materials Inc.	172,313	37,607,312
Vulcan Materials Co.	370,335	44,617,961

		95,818,073
CONSUMER FINANCE — 0.09%
Credit Acceptance Corp.[a,b]	24,457	4,876,970
Discover Financial Services	384,015	26,262,786

		31,139,756
CONTAINERS & PACKAGING — 0.52%
AptarGroup Inc.	46,850	3,606,981
Avery Dennison Corp.	251,261	20,251,637
Ball Corp.	512,102	38,028,695
Bemis Co. Inc.	40,673	1,987,283
Berry Plastics Group Inc.[a]	376,851	18,303,653
Crown Holdings Inc.[a]	402,052	21,288,653
Graphic Packaging Holding Co.	666,274	8,574,946
Owens-Illinois Inc.[a]	479,094	9,763,936
Packaging Corp. of America	282,673	25,898,500
Sealed Air Corp.	588,567	25,649,750
Silgan Holdings Inc.	110,931	6,584,864

		179,938,898
DISTRIBUTORS — 0.23%
Genuine Parts Co.	414,231	38,279,087
LKQ Corp.[a,b]	914,349	26,762,995
Pool Corp.	120,857	14,421,866

		79,463,948
DIVERSIFIED CONSUMER SERVICES — 0.10%
Service Corp. International/U.S.	561,747	17,346,747
ServiceMaster Global Holdings Inc.[a,b]	405,894	16,946,075

		34,292,822
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
Verizon Communications Inc.	6,142,892	299,465,985
Zayo Group Holdings Inc.[a]	494,443	16,267,175

		315,733,160
ELECTRICAL EQUIPMENT — 0.33%
Acuity Brands Inc.	130,406	26,602,824

13

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
AMETEK Inc.	126,078	$6,818,298
Emerson Electric Co.	314,744	18,840,576
Hubbell Inc.	105,441	12,658,192
Rockwell Automation Inc.	309,387	48,174,650

		113,094,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Amphenol Corp. Class A	899,776	64,037,058
CDW Corp./DE	491,596	28,370,005
Cognex Corp.	243,130	20,410,764
Fitbit Inc. Class Aa,b	305,745	1,810,010
IPG Photonics Corp.[a,b]	88,376	10,666,983
National Instruments Corp.	242,173	7,885,153
Trimble Inc.[a]	596,285	19,087,083
VeriFone Systems Inc.[a,b]	326,980	6,124,335
Zebra Technologies Corp. Class Aa	125,910	11,489,288

		169,880,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.67%
Alexandria Real Estate Equities Inc.[b]	26,573	2,936,848
American Tower Corp.	1,268,819	154,212,261
Boston Properties Inc.	77,468	10,257,538
Care Capital Properties Inc.[b]	24,412	655,950
Colony NorthStar Inc. Class Ab	554,684	7,160,970
Crown Castle International Corp.[b]	957,669	90,451,837
CubeSmart[b]	358,581	9,308,763
CyrusOne Inc.[b]	205,458	10,574,923
Digital Realty Trust Inc.[b]	334,512	35,588,732
Empire State Realty Trust Inc. Class Ab	221,123	4,563,979
Equinix Inc.	226,151	90,544,076
Equity Lifestyle Properties Inc.	228,767	17,628,785
Essex Property Trust Inc.	81,255	18,812,970
Extra Space Storage Inc.[b]	361,044	26,858,063
Federal Realty Investment Trust[b]	211,629	28,252,472
Gaming and Leisure Properties Inc.	566,590	18,935,438
Healthcare Trust of America Inc. Class A	295,377	9,292,560
Invitation Homes Inc.[a]	33,078	722,093
Iron Mountain Inc.[b]	779,699	27,811,863
Lamar Advertising Co. Class Ab	245,622	18,357,788
Life Storage Inc.[b]	88,951	7,304,656
Omega Healthcare Investors Inc.[b]	203,097	6,700,170
Outfront Media Inc.	66,074	1,754,265
Park Hotels & Resorts Inc.	297,922	7,647,658
Public Storage[b]	444,297	97,261,056
Regency Centers Corp.	53,401	3,545,292
SBA Communications Corp.[a,b]	237,829	28,627,477
Senior Housing Properties Trust	79,780	1,615,545
Simon Property Group Inc.	839,786	144,468,386
Tanger Factory Outlet Centers Inc.[b]	250,565	8,211,015
Taubman Centers Inc.[b]	89,448	5,905,357
Ventas Inc.	317,603	20,656,899

		916,625,685
FOOD & STAPLES RETAILING — 2.08%
Casey’s General Stores Inc.	116,348	13,060,063
Costco Wholesale Corp.	1,311,112	219,860,371
CVS Health Corp.	3,042,985	238,874,322
Kroger Co. (The)	2,863,619	84,448,124
Rite Aid Corp.[a]	3,072,490	13,058,083

Security	Shares	Value
Sprouts Farmers Market Inc.[a,b]	393,786	$9,104,332
Sysco Corp.	1,580,714	82,070,671
U.S. Foods Holding Corp.[a,b]	132,716	3,713,394
Walgreens Boots Alliance Inc.	533,218	44,283,755
Whole Foods Market Inc.	159,168	4,730,473

		713,203,588
FOOD PRODUCTS — 1.45%
Blue Buffalo Pet Products Inc.[a,b]	177,189	4,075,347
Campbell Soup Co.	558,615	31,975,123
Conagra Brands Inc.	1,035,113	41,756,458
Flowers Foods Inc.	470,833	9,138,869
General Mills Inc.	1,789,863	105,619,816
Hain Celestial Group Inc. (The)[a,b]	225,622	8,393,138
Hershey Co. (The)	421,507	46,049,640
Hormel Foods Corp.	716,756	24,821,260
Ingredion Inc.	151,525	18,248,156
Kellogg Co.	687,260	49,901,949
Kraft Heinz Co. (The)	228,735	20,771,425
Lamb Weston Holdings Inc.	351,247	14,773,447
McCormick & Co. Inc./MD	346,494	33,800,490
Mead Johnson Nutrition Co.	201,578	17,956,568
Pilgrim’s Pride Corp.[b]	25,299	569,354
Post Holdings Inc.[a]	110,136	9,639,103
TreeHouse Foods Inc.[a,b]	51,390	4,350,677
Tyson Foods Inc. Class A	408,824	25,228,529
WhiteWave Foods Co. (The)[a]	520,511	29,226,693

		496,296,042
HEALTH CARE EQUIPMENT & SUPPLIES — 2.67%
Abbott Laboratories	506,284	22,484,072
ABIOMED Inc.[a,b]	118,863	14,881,648
Alere Inc.[a]	46,763	1,857,894
Align Technology Inc.[a,b]	215,801	24,754,533
Baxter International Inc.	168,112	8,718,288
Becton Dickinson and Co.	629,432	115,463,006
Boston Scientific Corp.[a]	4,057,404	100,907,638
Cooper Companies Inc. (The)	110,365	22,060,860
CR Bard Inc.	220,233	54,736,710
Danaher Corp.	479,782	41,035,755
DexCom Inc.[a,b]	246,152	20,856,459
Edwards Lifesciences Corp.[a]	636,418	59,867,841
Hill-Rom Holdings Inc.	183,379	12,946,557
Hologic Inc.[a]	836,072	35,574,864
IDEXX Laboratories Inc.[a,b]	265,902	41,111,108
Intuitive Surgical Inc.[a]	113,735	87,174,465
ResMed Inc.	417,085	30,017,607
Stryker Corp.	1,012,502	133,295,888
Teleflex Inc.	23,890	4,628,210
Varex Imaging Corp.[a,b]	113,875	3,826,200
Varian Medical Systems Inc.[a,b]	287,215	26,173,903
West Pharmaceutical Services Inc.	217,051	17,713,532
Zimmer Biomet Holdings Inc.	293,858	35,883,000

		915,970,038
HEALTH CARE PROVIDERS & SERVICES — 3.61%
Acadia Healthcare Co. Inc.[a,b]	74,430	3,245,148
Aetna Inc.	343,704	43,839,445
AmerisourceBergen Corp.	494,526	43,765,551

14

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Anthem Inc.	215,042	$35,563,646
Cardinal Health Inc.	906,725	73,943,424
Centene Corp.[a]	368,206	26,238,360
Cigna Corp.	254,625	37,300,016
DaVita Inc.[a]	186,089	12,648,469
Envision Healthcare Corp.[a]	247,932	15,203,190
Express Scripts Holding Co.[a]	1,595,010	105,127,109
HCA Holdings Inc.[a]	624,685	55,590,718
Henry Schein Inc.[a]	246,224	41,850,693
Humana Inc.	422,547	87,103,839
Laboratory Corp. of America Holdings[a]	137,392	19,711,630
McKesson Corp.	638,450	94,656,597
MEDNAX Inc.[a,b]	192,820	13,377,852
Patterson Companies Inc.	256,711	11,611,039
Premier Inc.[a,b]	41,447	1,319,258
Tenet Healthcare Corp.[a,b]	238,373	4,221,586
UnitedHealth Group Inc.	2,843,656	466,388,021
Universal Health Services Inc. Class B	62,798	7,815,211
VCA Inc.[a]	232,791	21,300,376
WellCare Health Plans Inc.[a]	123,467	17,311,308

		1,239,132,486
HEALTH CARE TECHNOLOGY — 0.24%
athenahealth Inc.[a,b]	116,540	13,132,893
Cerner Corp.[a,b]	881,385	51,869,507
Inovalon Holdings Inc.[a,b]	175,322	2,209,057
Veeva Systems Inc.[a,b]	287,521	14,744,077

		81,955,534
HOTELS, RESTAURANTS & LEISURE — 3.15%
Aramark	319,500	11,779,965
Brinker International Inc.	148,148	6,512,586
Chipotle Mexican Grill Inc.[a,b]	84,626	37,702,576
Choice Hotels International Inc.	67,198	4,206,595
Darden Restaurants Inc.	349,050	29,205,014
Domino’s Pizza Inc.	150,880	27,807,184
Dunkin’ Brands Group Inc.	274,605	15,015,401
Extended Stay America Inc.	30,201	481,404
Hilton Grand Vacations Inc.[a,b]	137,650	3,945,049
Hilton Worldwide Holdings Inc.	460,504	26,921,064
Hyatt Hotels Corp. Class Aa,b	5,480	295,810
Las Vegas Sands Corp.	1,090,391	62,228,614
Marriott International Inc./MD Class A	732,710	69,006,628
McDonald’s Corp.	2,502,569	324,357,968
MGM Resorts International	126,919	3,477,581
Norwegian Cruise Line Holdings Ltd.[a]	43,931	2,228,620
Panera Bread Co. Class Aa,b	66,768	17,484,536
Six Flags Entertainment Corp.	214,283	12,747,696
Starbucks Corp.	4,293,591	250,702,778
Vail Resorts Inc.	116,216	22,301,850
Wendy’s Co. (The)	355,784	4,842,220
Wyndham Worldwide Corp.	310,034	26,132,766
Wynn Resorts Ltd.	218,355	25,025,667
Yum China Holdings Inc.[a,b]	1,049,447	28,544,958
Yum! Brands Inc.	1,048,938	67,027,138

		1,079,981,668
HOUSEHOLD DURABLES — 0.62%
CalAtlantic Group Inc.	27,389	1,025,718

Security	Shares	Value
DR Horton Inc.	561,869	$18,715,856
Leggett & Platt Inc.	396,171	19,935,325
Lennar Corp. Class A	282,691	14,470,952
Lennar Corp. Class B	15,250	637,450
Mohawk Industries Inc.[a]	146,103	33,529,178
Newell Brands Inc.	1,411,230	66,567,719
NVR Inc.[a]	10,510	22,143,309
PulteGroup Inc.	281,729	6,634,718
Tempur Sealy International Inc.[a,b]	158,194	7,349,693
Toll Brothers Inc.[a]	216,028	7,800,771
Tupperware Brands Corp.	149,305	9,364,410
Whirlpool Corp.	21,725	3,722,144

		211,897,243
HOUSEHOLD PRODUCTS — 0.73%
Church & Dwight Co. Inc.	768,833	38,341,702
Clorox Co. (The)	330,801	44,601,899
Colgate-Palmolive Co.	466,446	34,139,183
Energizer Holdings Inc.	56,894	3,171,840
Kimberly-Clark Corp.	921,354	121,277,827
Spectrum Brands Holdings Inc.	73,183	10,173,169

		251,705,620
INDUSTRIAL CONGLOMERATES — 2.37%
3M Co.	1,771,003	338,846,004
Carlisle Companies Inc.	55,598	5,916,183
General Electric Co.	5,090,811	151,706,168
Honeywell International Inc.	2,290,510	286,015,983
Roper Technologies Inc.	152,873	31,566,746

		814,051,084
INSURANCE — 0.77%
AmTrust Financial Services Inc.	18,609	343,522
Aon PLC	791,920	93,992,985
Arthur J Gallagher & Co.	359,926	20,350,216
Brown & Brown Inc.	20,679	862,728
Erie Indemnity Co. Class A	53,216	6,529,603
Lincoln National Corp.	162,458	10,632,876
Marsh & McLennan Companies Inc.	1,569,190	115,947,449
Progressive Corp. (The)	166,276	6,514,694
XL Group Ltd.	261,174	10,410,396

		265,584,469
INTERNET & DIRECT MARKETING RETAIL — 4.57%
Amazon.com Inc.[a]	1,170,976	1,038,117,063
Expedia Inc.	358,613	45,246,202
Groupon Inc.[a,b]	1,088,315	4,277,078
Liberty Expedia Holdings Inc. Class Aa	29,201	1,328,062
Liberty Interactive Corp. QVC Group Series Aa,b	748,867	14,992,317
Liberty Ventures Series Aa,b	43,714	1,944,399
Netflix Inc.[a]	1,227,080	181,374,695
Priceline Group Inc. (The)[a,b]	148,902	265,041,093
TripAdvisor Inc.[a,b]	345,177	14,897,839

		1,567,218,748
INTERNET SOFTWARE & SERVICES — 7.85%
Akamai Technologies Inc.[a]	458,955	27,399,613

15

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Alphabet Inc. Class Aa	883,897	$749,367,877
Alphabet Inc. Class Ca	893,367	741,101,529
CommerceHub Inc. Series Aa	7,309	113,143
CommerceHub Inc. Series Ca	14,618	227,018
CoStar Group Inc.[a,b]	95,669	19,824,530
eBay Inc.[a]	3,038,381	101,998,450
Facebook Inc. Class Aa	6,755,900	959,675,595
GoDaddy Inc. Class Aa,b	138,368	5,244,147
IAC/InterActiveCorp[a]	165,121	12,172,720
Match Group Inc.[a,b]	87,072	1,421,886
Nutanix Inc. Class Aa,b	34,974	656,462
Pandora Media Inc.[a,b]	562,458	6,642,629
Twilio Inc. Class Aa,b	45,887	1,324,758
Twitter Inc.[a,b]	1,677,071	25,072,211
VeriSign Inc.[a,b]	268,747	23,410,551
Yelp Inc.[a,b]	156,279	5,118,137
Zillow Group Inc. Class Aa,b	105,208	3,557,082
Zillow Group Inc. Class Ca,b	210,856	7,099,522

		2,691,427,860
IT SERVICES — 6.89%
Accenture PLC Class A	1,877,056	225,021,473
Alliance Data Systems Corp.	164,463	40,951,287
Automatic Data Processing Inc.	1,372,513	140,531,606
Black Knight Financial Services Inc. Class Aa,b	68,720	2,631,976
Booz Allen Hamilton Holding Corp.	319,984	11,324,234
Broadridge Financial Solutions Inc.	351,771	23,902,839
Cognizant Technology Solutions Corp. Class Aa	1,817,938	108,203,670
CoreLogic Inc./U.S.[a]	154,780	6,302,642
CSRA Inc.	489,528	14,338,275
DST Systems Inc.	98,314	12,043,465
Euronet Worldwide Inc.[a,b]	152,343	13,028,373
Fidelity National Information Services Inc.	555,395	44,220,550
First Data Corp. Class Aa,b	936,910	14,522,105
Fiserv Inc.[a]	665,788	76,772,014
FleetCor Technologies Inc.[a]	275,136	41,663,844
Gartner Inc.[a]	238,857	25,794,167
Genpact Ltd.	425,558	10,536,816
Global Payments Inc.	459,573	37,078,350
International Business Machines Corp.	1,818,390	316,654,435
Jack Henry & Associates Inc.	235,298	21,906,244
Leidos Holdings Inc.	199,160	10,185,042
MasterCard Inc. Class A	2,900,901	326,264,335
Paychex Inc.	972,462	57,278,012
PayPal Holdings Inc.[a,b]	3,407,346	146,584,025
Sabre Corp.	627,930	13,305,837
Square Inc. Class Aa,b	153,600	2,654,208
Teradata Corp.[a,b]	387,975	12,073,782
Total System Services Inc.	502,326	26,854,348
Vantiv Inc. Class Aa	464,055	29,755,207
Visa Inc. Class A	5,736,793	509,828,794
Western Union Co. (The)	1,474,668	30,009,494
WEX Inc.[a,b]	115,444	11,948,454

		2,364,169,903
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	220,511	13,495,273
Hasbro Inc.	336,637	33,603,105
Mattel Inc.	1,022,015	26,173,804
Polaris Industries Inc.[b]	180,278	15,107,297

Security	Shares	Value
Vista Outdoor Inc.[a,b]	31,496	$648,503

		89,027,982
LIFE SCIENCES TOOLS & SERVICES — 0.90%
Agilent Technologies Inc.	255,263	13,495,755
Bio-Techne Corp.	109,955	11,176,926
Bruker Corp.	310,864	7,252,457
Charles River Laboratories International Inc.[a]	139,739	12,569,523
Illumina Inc.[a]	438,646	74,850,553
Mettler-Toledo International Inc.[a]	78,634	37,658,609
Patheon NVa,b	56,608	1,491,055
PerkinElmer Inc.	67,729	3,932,346
Quintiles IMS Holdings Inc.[a]	335,970	27,055,664
Thermo Fisher Scientific Inc.	538,376	82,694,554
VWR Corp.[a,b]	13,394	377,711
Waters Corp.[a]	230,050	35,959,115

		308,514,268
MACHINERY — 1.21%
Deere & Co.	232,724	25,334,335
Donaldson Co. Inc.	350,673	15,962,635
Flowserve Corp.	236,572	11,454,816
Fortive Corp.	239,876	14,445,333
Graco Inc.	165,345	15,565,578
IDEX Corp.	211,443	19,772,035
Illinois Tool Works Inc.	886,522	117,437,569
Ingersoll-Rand PLC	387,274	31,493,122
Lincoln Electric Holdings Inc.	114,585	9,952,853
Middleby Corp. (The)[a,b]	169,120	23,076,424
Nordson Corp.	170,461	20,939,429
PACCAR Inc.	89,706	6,028,243
Snap-on Inc.	126,486	21,334,394
Stanley Black & Decker Inc.	53,865	7,157,042
Toro Co. (The)	319,955	19,984,389
WABCO Holdings Inc.[a]	158,180	18,573,496
Wabtec Corp./DEb	257,026	20,048,028
Welbilt Inc.[a,b]	164,601	3,231,118
Xylem Inc./NY	279,201	14,021,474

		415,812,313
MEDIA — 5.53%
AMC Networks Inc. Class Aa,b	177,088	10,391,524
Cable One Inc.	14,418	9,003,608
CBS Corp. Class B NVS	1,086,978	75,392,794
Charter Communications Inc. Class Aa	602,888	197,337,300
Cinemark Holdings Inc.	317,273	14,067,885
Clear Channel Outdoor Holdings Inc. Class A	54,491	329,670
Comcast Corp. Class A	13,421,191	504,502,570
Discovery Communications Inc. Class Aa,b	414,550	12,059,259
Discovery Communications Inc. Class C NVS[a]	619,877	17,548,718
DISH Network Corp. Class Aa,b	507,589	32,226,826
Interpublic Group of Companies Inc. (The)	1,209,637	29,720,781
Lions Gate Entertainment Corp. Class A	89,501	2,377,147
Lions Gate Entertainment Corp. Class Ba,b	261,674	6,379,612
Live Nation Entertainment Inc.[a]	222,584	6,759,876
Madison Square Garden Co. (The)[a,b]	5,780	1,154,324
Omnicom Group Inc.	708,817	61,107,114
Regal Entertainment Group Class A	67,711	1,528,914
Scripps Networks Interactive Inc. Class A	246,702	19,334,036

16

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Sirius XM Holdings Inc.[b]	5,384,905	$27,732,261
Time Warner Inc.	1,556,188	152,055,129
Tribune Media Co. Class A	17,992	670,562
Twenty-First Century Fox Inc. Class A	2,537,139	82,177,932
Twenty-First Century Fox Inc. Class B	1,135,218	36,077,228
Viacom Inc. Class A	26,273	1,280,809
Viacom Inc. Class B NVS	911,302	42,484,899
Walt Disney Co. (The)	4,884,859	553,894,162

		1,897,594,940
METALS & MINING — 0.06%
Freeport-McMoRan Inc.[a]	867,429	11,588,851
Royal Gold Inc.	12,548	878,987
Southern Copper Corp.	112,627	4,042,183
Steel Dynamics Inc.	103,906	3,611,773

		20,121,794
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	113,707	8,820,252

		8,820,252
MULTILINE RETAIL — 0.41%
Dollar General Corp.	853,690	59,527,804
Dollar Tree Inc.[a]	680,367	53,381,595
Nordstrom Inc.	369,090	17,188,521
Target Corp.	193,924	10,702,665

		140,800,585
OIL, GAS & CONSUMABLE FUELS — 0.50%
Apache Corp.	785,346	40,358,931
Cabot Oil & Gas Corp.	970,394	23,202,121
Chesapeake Energy Corp.[a,b]	151,922	902,417
Cimarex Energy Co.	43,902	5,245,850
Continental Resources Inc./OKa,b	114,620	5,206,040
Devon Energy Corp.	138,449	5,776,092
Diamondback Energy Inc.[a,b]	66,358	6,882,320
EOG Resources Inc.	186,419	18,185,173
Extraction Oil & Gas Inc.[a,b]	14,999	278,231
Newfield Exploration Co.[a]	150,560	5,557,170
ONEOK Inc.	626,643	34,741,088
Parsley Energy Inc. Class Aa	58,859	1,913,506
Southwestern Energy Co.[a,b]	1,460,800	11,934,736
Williams Companies Inc. (The)	372,703	11,028,282

		171,211,957
PERSONAL PRODUCTS — 0.21%
Coty Inc. Class A	74,764	1,355,471
Estee Lauder Companies Inc. (The) Class A	649,836	55,099,594
Herbalife Ltd.[a,b]	220,876	12,841,731
Nu Skin Enterprises Inc. Class A	47,102	2,616,045

		71,912,841
PHARMACEUTICALS — 2.86%
Akorn Inc.[a,b]	249,301	6,003,168
Allergan PLC	596,618	142,543,973
Bristol-Myers Squibb Co.	5,026,622	273,347,704

Security	Shares	Value
Eli Lilly & Co.	2,935,197	$246,879,420
Johnson & Johnson	1,431,784	178,328,697
Mylan NVa	433,826	16,914,876
Pfizer Inc.	1,267,761	43,370,104
Zoetis Inc.	1,367,296	72,972,587

		980,360,529
PROFESSIONAL SERVICES — 0.44%
Dun & Bradstreet Corp. (The)	43,624	4,708,774
Equifax Inc.	356,176	48,703,506
Nielsen Holdings PLC	847,991	35,030,508
Robert Half International Inc.	381,561	18,631,624
TransUnion[a]	157,476	6,039,205
Verisk Analytics Inc. Class Aa	459,300	37,267,602

		150,381,219
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa	898,520	31,259,511

		31,259,511
ROAD & RAIL — 0.29%
AMERCO	11,334	4,320,408
Avis Budget Group Inc.[a,b]	232,111	6,865,843
Hertz Global Holdings Inc.[a]	41,216	722,929
JB Hunt Transport Services Inc.	268,098	24,595,311
Landstar System Inc.	125,385	10,739,225
Old Dominion Freight Line Inc.	125,686	10,754,951
Union Pacific Corp.	397,682	42,122,477

		100,121,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Analog Devices Inc.	77,462	6,348,011
Applied Materials Inc.	2,344,525	91,202,023
Broadcom Ltd.	1,134,313	248,369,175
Cree Inc.[a,b]	107,814	2,881,868
Intel Corp.	1,280,548	46,189,366
KLA-Tencor Corp.	467,635	44,458,059
Lam Research Corp.	381,961	49,028,514
Maxim Integrated Products Inc.	847,187	38,089,528
Microchip Technology Inc.	629,904	46,474,317
NVIDIA Corp.	1,530,831	166,753,421
ON Semiconductor Corp.[a,b]	122,484	1,897,277
Qorvo Inc.[a,b]	37,220	2,551,803
QUALCOMM Inc.	914,407	52,432,097
Skyworks Solutions Inc.	523,866	51,328,391
Texas Instruments Inc.	3,024,237	243,632,533
Versum Materials Inc.[a]	253,355	7,752,663
Xilinx Inc.	241,298	13,968,741

		1,113,357,787
SOFTWARE — 7.48%
Activision Blizzard Inc.	1,687,172	84,122,396
Adobe Systems Inc.[a]	1,467,771	191,001,040
ANSYS Inc.[a]	67,697	7,234,778
Atlassian Corp. PLC Class Aa,b	77,497	2,321,035
Autodesk Inc.[a,b]	519,217	44,896,694
Cadence Design Systems Inc.[a]	831,843	26,119,870

17

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
CDK Global Inc.	435,688	$28,324,077
Citrix Systems Inc.[a]	465,288	38,800,366
Dell Technologies Inc. Class Va	68,643	4,398,644
Electronic Arts Inc.[a,b]	876,517	78,465,802
FireEye Inc.[a,b]	104,761	1,321,036
Fortinet Inc.[a]	433,700	16,632,395
Guidewire Software Inc.[a,b]	216,620	12,202,205
Intuit Inc.	733,761	85,108,938
Manhattan Associates Inc.[a]	214,674	11,173,782
Microsoft Corp.	22,804,197	1,501,884,414
Nuance Communications Inc.[a]	502,517	8,698,569
Oracle Corp.	870,529	38,834,299
PTC Inc.[a]	150,429	7,905,044
Red Hat Inc.[a,b]	544,150	47,068,975
salesforce.com Inc.[a]	1,926,323	158,902,384
ServiceNow Inc.[a]	472,195	41,302,897
Splunk Inc.[a,b]	396,726	24,712,063
SS&C Technologies Holdings Inc.	463,446	16,405,988
Symantec Corp.	259,220	7,952,870
Synopsys Inc.[a,b]	42,691	3,079,302
Tableau Software Inc. Class Aa,b	163,276	8,090,326
Tyler Technologies Inc.[a,b]	100,211	15,488,612
Ultimate Software Group Inc. (The)[a,b]	82,282	16,062,269
VMware Inc. Class Aa,b	75,903	6,993,702
Workday Inc. Class Aa,b	349,070	29,070,550

		2,564,575,322
SPECIALTY RETAIL — 4.09%
Advance Auto Parts Inc.[b]	212,120	31,448,911
AutoNation Inc.[a,b]	76,799	3,247,830
AutoZone Inc.[a]	88,285	63,834,469
Bed Bath & Beyond Inc.	46,462	1,833,391
Burlington Stores Inc.[a]	119,681	11,643,764
Cabela’s Inc.[a]	18,583	986,943
CarMax Inc.[a,b]	579,084	34,293,354
Dick’s Sporting Goods Inc.	203,080	9,881,873
Foot Locker Inc.	363,480	27,191,939
Gap Inc. (The)	42,317	1,027,880
Home Depot Inc. (The)	3,746,146	550,046,617
L Brands Inc.	130,606	6,151,543
Lowe’s Companies Inc.	2,691,438	221,263,118
Michaels Companies Inc. (The)[a]	212,370	4,754,964
Murphy USA Inc.[a,b]	62,082	4,558,060
O’Reilly Automotive Inc.[a,b]	284,734	76,832,623
Ross Stores Inc.	1,185,796	78,108,383
Sally Beauty Holdings Inc.[a,b]	434,618	8,883,592
Signet Jewelers Ltd.	190,940	13,226,414
TJX Companies Inc. (The)	1,989,810	157,354,175
Tractor Supply Co.	399,775	27,572,482
Ulta Salon Cosmetics & Fragrance Inc.[a]	175,836	50,153,702
Urban Outfitters Inc.[a,b]	206,694	4,911,049
Williams-Sonoma Inc.	264,639	14,189,943

		1,403,397,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.38%
Apple Inc.	15,115,626	2,171,510,831
NCR Corp.[a,b]	369,814	16,893,104

		2,188,403,935

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.16%
Carter’s Inc.	149,937	$13,464,343
Coach Inc.	156,739	6,478,023
Hanesbrands Inc.	1,129,446	23,447,299
Kate Spade & Co.[a,b]	380,254	8,833,300
lululemon athletica Inc.[a,b]	290,851	15,086,441
Michael Kors Holdings Ltd.[a,b]	483,043	18,408,769
NIKE Inc. Class B	3,986,844	222,186,816
Ralph Lauren Corp.	11,716	956,260
Skechers U.S.A. Inc. Class Aa	387,315	10,631,797
Under Armour Inc. Class Aa,b	554,374	10,965,518
Under Armour Inc. Class Ca,b	554,684	10,150,717
VF Corp.	1,022,398	56,201,218

		396,810,501
TOBACCO — 1.67%
Altria Group Inc.	5,889,135	420,602,021
Philip Morris International Inc.	499,123	56,350,987
Reynolds American Inc.	1,532,538	96,580,545

		573,533,553
TRADING COMPANIES & DISTRIBUTORS — 0.47%
Air Lease Corp.	141,988	5,502,035
Fastenal Co.	865,347	44,565,370
HD Supply Holdings Inc.[a]	608,946	25,042,904
Herc Holdings Inc.[a]	13,738	671,651
MSC Industrial Direct Co. Inc. Class A	54,812	5,632,481
United Rentals Inc.[a,b]	228,018	28,513,651
Watsco Inc.	77,753	11,132,675
WW Grainger Inc.[b]	166,351	38,719,859

		159,780,626
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
T-Mobile U.S. Inc.[a,b]	527,912	34,097,836

		34,097,836

TOTAL COMMON STOCKS
(Cost: $25,592,756,728)		34,258,120,141

SHORT-TERM INVESTMENTS — 2.54%

MONEY MARKET FUNDS — 2.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	829,980,168	830,312,160

18

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

March 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	42,235,903	$42,235,903

		872,548,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $872,280,938)		872,548,063

TOTAL INVESTMENTS IN SECURITIES — 102.41%
(Cost: $26,465,037,666)		35,130,668,204
Other Assets, Less Liabilities — (2.41)%		(826,147,783)

NET ASSETS — 100.00%		$34,304,520,421

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	363	Jun. 2017	Chicago Mercantile	$42,854,756	$42,819,480	$(35,276)

19

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.65%
Arconic Inc.	1,427,723	$37,606,224
General Dynamics Corp.	462,402	86,561,654
Huntington Ingalls Industries Inc.	24,506	4,907,081
L3 Technologies Inc.	249,275	41,202,665
Orbital ATK Inc.	187,933	18,417,434
Raytheon Co.	595,474	90,809,785
Spirit AeroSystems Holdings Inc. Class A	190,196	11,016,152
Textron Inc.	598,476	28,481,473
United Technologies Corp.	2,516,013	282,321,819

		601,324,287
AIR FREIGHT & LOGISTICS — 0.03%
Expeditors International of Washington Inc.	173,578	9,805,421

		9,805,421
AIRLINES — 0.60%
Alaska Air Group Inc.	67,902	6,261,922
American Airlines Group Inc.	1,712,492	72,438,412
Copa Holdings SA Class A	99,801	11,202,662
Delta Air Lines Inc.	522,713	24,023,889
JetBlue Airways Corp.[a]	958,393	19,752,480
Spirit Airlines Inc.[a,b]	230,345	12,224,409
United Continental Holdings Inc.[a]	1,027,565	72,587,192

		218,490,966
AUTO COMPONENTS — 0.23%
Adient PLC	231,528	16,825,140
BorgWarner Inc.	614,951	25,698,802
Gentex Corp.	326,716	6,968,852
Goodyear Tire & Rubber Co. (The)	815,425	29,355,300
Lear Corp.	40,460	5,728,327

		84,576,421
AUTOMOBILES — 0.86%
Ford Motor Co.	12,581,131	146,444,365
General Motors Co.	4,541,572	160,589,986
Tesla Inc.[a,b]	23,004	6,402,013

		313,436,364
BANKS — 12.38%
Associated Banc-Corp.	481,679	11,752,968
Bank of America Corp.	33,321,890	786,063,385
Bank of Hawaii Corp.	137,117	11,292,956
BankUnited Inc.	319,986	11,938,678
BB&T Corp.	2,635,407	117,802,693
BOK Financial Corp.	83,407	6,528,266
CIT Group Inc.	641,379	27,534,400
Citigroup Inc.	8,991,044	537,844,252
Citizens Financial Group Inc.	1,013,404	35,013,108

Security	Shares	Value
Comerica Inc.	564,986	$38,746,740
Commerce Bancshares Inc./MO	280,744	15,766,583
Cullen/Frost Bankers Inc.	171,090	15,221,877
East West Bancorp. Inc.	468,050	24,156,061
Fifth Third Bancorp.	2,479,799	62,986,895
First Hawaiian Inc.	69,760	2,087,219
First Horizon National Corp.	742,598	13,738,063
First Republic Bank/CA	97,780	9,172,742
Huntington Bancshares Inc./OH	3,469,264	46,453,445
JPMorgan Chase & Co.	11,802,324	1,036,716,140
KeyCorp	3,498,710	62,207,064
M&T Bank Corp.	484,258	74,929,240
PacWest Bancorp.	387,982	20,663,921
People’s United Financial Inc.	1,080,758	19,669,796
PNC Financial Services Group Inc. (The)[c]	1,617,395	194,475,575
Popular Inc.	329,677	13,427,744
Regions Financial Corp.	4,117,997	59,834,496
Signature Bank/New York NYa	70,037	10,392,790
SunTrust Banks Inc.	1,625,977	89,916,528
SVB Financial Group[a]	43,197	8,038,530
Synovus Financial Corp.	400,393	16,424,121
TCF Financial Corp.	508,515	8,654,925
U.S. Bancorp.	5,262,407	271,013,960
Wells Fargo & Co.	14,814,713	824,586,926
Western Alliance Bancorp.[a]	132,600	6,509,334
Zions BanCorp.	647,476	27,193,992

		4,518,755,413
BEVERAGES — 0.71%
Brown-Forman Corp. Class A	10,252	482,562
Brown-Forman Corp. Class B	36,482	1,684,739
Coca-Cola Co. (The)	3,183,308	135,099,591
Molson Coors Brewing Co. Class B	558,383	53,442,837
PepsiCo Inc.	610,389	68,278,113

		258,987,842
BIOTECHNOLOGY — 0.05%
Alnylam Pharmaceuticals Inc.[a,b]	31,557	1,617,296
Juno Therapeutics Inc.[a,b]	19,559	434,014
OPKO Health Inc.[a,b]	87,474	699,792
United Therapeutics Corp.[a]	102,351	13,856,279

		16,607,381
BUILDING PRODUCTS — 0.41%
Armstrong World Industries Inc.[a,b]	150,815	6,945,031
Johnson Controls International PLC	2,333,355	98,280,912
Lennox International Inc.	9,014	1,508,042
Masco Corp.	375,136	12,750,873
Owens Corning	368,648	22,623,928
USG Corp.[a,b]	281,848	8,962,766

		151,071,552
CAPITAL MARKETS — 4.13%
Affiliated Managers Group Inc.	24,764	4,059,810
Ameriprise Financial Inc.	329,807	42,769,372
Bank of New York Mellon Corp. (The)	3,391,945	160,201,562
BlackRock Inc.[c]	403,755	154,844,080
Charles Schwab Corp. (The)	770,842	31,458,062

20

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
CME Group Inc.	1,094,432	$130,018,522
Donnelley Financial Solutions Inc.[a,b]	26,607	513,249
E*TRADE Financial Corp.[a]	908,871	31,710,509
Franklin Resources Inc.	1,166,636	49,162,041
Goldman Sachs Group Inc. (The)	1,250,053	287,162,175
Interactive Brokers Group Inc. Class A	182,083	6,321,922
Intercontinental Exchange Inc.	996,280	59,647,284
Invesco Ltd.	1,113,846	34,117,103
Lazard Ltd. Class A	354,112	16,285,611
Legg Mason Inc.	314,157	11,344,209
LPL Financial Holdings Inc.	238,777	9,510,488
Moody’s Corp.	56,927	6,378,101
Morgan Stanley	4,624,127	198,097,601
Nasdaq Inc.	361,269	25,090,132
Northern Trust Corp.	672,266	58,204,790
Raymond James Financial Inc.	406,870	31,027,906
State Street Corp.	1,278,496	101,781,067
T Rowe Price Group Inc.	184,622	12,581,989
TD Ameritrade Holding Corp.	86,856	3,375,224
Thomson Reuters Corp.	971,021	41,977,238

		1,507,640,047
CHEMICALS — 1.71%
Air Products & Chemicals Inc.	81,412	11,014,230
Albemarle Corp.	361,047	38,141,005
Ashland Global Holdings Inc.	202,578	25,081,182
Cabot Corp.	197,229	11,815,989
Celanese Corp. Series A	434,142	39,007,659
CF Industries Holdings Inc.	762,422	22,377,086
Dow Chemical Co. (The)	3,636,180	231,042,877
Eastman Chemical Co.	478,330	38,649,064
FMC Corp.	82,772	5,760,103
Huntsman Corp.	639,021	15,681,575
LyondellBasell Industries NV Class A	593,345	54,107,131
Monsanto Co.	498,002	56,373,826
Mosaic Co. (The)	1,139,013	33,236,399
NewMarket Corp.	1,643	744,657
Platform Specialty Products Corp.[a,b]	624,286	8,128,204
Praxair Inc.	112,613	13,355,902
Scotts Miracle-Gro Co. (The) Class A	11,424	1,066,887
Valvoline Inc.[b]	97,667	2,397,725
Westlake Chemical Corp.	122,800	8,110,940
WR Grace & Co.	101,732	7,091,738

		623,184,179
COMMERCIAL SERVICES & SUPPLIES — 0.21%
Clean Harbors Inc.[a,b]	156,337	8,695,464
LSC Communications Inc.	26,607	669,432
Republic Services Inc.	762,610	47,899,534
RR Donnelley & Sons Co.	71,161	861,760
Stericycle Inc.[a,b]	14,241	1,180,436
Waste Management Inc.	248,562	18,125,141

		77,431,767
COMMUNICATIONS EQUIPMENT — 1.94%
ARRIS International PLC[a,b]	469,288	12,412,668
Brocade Communications Systems Inc.	1,290,943	16,110,969
Cisco Systems Inc.	16,318,227	551,556,072
EchoStar Corp. Class Aa	146,776	8,358,893

Security	Shares	Value
Harris Corp.	404,058	$44,959,534
Juniper Networks Inc.	1,202,928	33,477,486
Motorola Solutions Inc.	472,740	40,759,643

		707,635,265
CONSTRUCTION & ENGINEERING — 0.26%
AECOM[a,b]	489,188	17,410,201
Chicago Bridge & Iron Co. NVb	336,439	10,345,499
Fluor Corp.	449,170	23,635,326
Jacobs Engineering Group Inc.	385,651	21,318,787
KBR Inc.	463,013	6,959,086
Quanta Services Inc.[a]	338,848	12,574,649
Valmont Industries Inc.	14,038	2,182,909

		94,426,457
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	19,255	4,202,404
Vulcan Materials Co.	29,534	3,558,256

		7,760,660
CONSUMER FINANCE — 1.50%
Ally Financial Inc.	1,445,507	29,387,157
American Express Co.	2,452,623	194,027,006
Capital One Financial Corp.	1,557,526	134,975,203
Discover Financial Services	843,416	57,681,220
Navient Corp.	974,036	14,376,772
OneMain Holdings Inc.[a,b]	169,231	4,205,391
Santander Consumer USA Holdings Inc.[a]	337,329	4,493,222
SLM Corp.[a]	1,374,193	16,627,735
Synchrony Financial	2,710,521	92,970,870

		548,744,576
CONTAINERS & PACKAGING — 0.43%
AptarGroup Inc.	148,674	11,446,411
Avery Dennison Corp.	15,578	1,255,587
Bemis Co. Inc.	259,417	12,675,115
Graphic Packaging Holding Co.	302,742	3,896,289
International Paper Co.	1,330,188	67,546,947
Sonoco Products Co.	319,201	16,892,117
WestRock Co.	809,869	42,137,484

		155,849,950
DISTRIBUTORS — 0.01%
Genuine Parts Co.	26,468	2,445,908

		2,445,908
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	13,883	8,323,553
H&R Block Inc.	669,326	15,561,829

		23,885,382
DIVERSIFIED FINANCIAL SERVICES — 2.94%
Berkshire Hathaway Inc. Class Ba	6,131,041	1,021,921,914
Leucadia National Corp.	1,058,527	27,521,702

21

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
Voya Financial Inc.	613,920	$23,304,403

		1,072,748,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.44%
AT&T Inc.	19,974,518	829,941,223
CenturyLink Inc.	1,739,360	40,996,715
Frontier Communications Corp.	3,752,904	8,031,215
Level 3 Communications Inc.[a]	949,582	54,335,082
Verizon Communications Inc.	6,614,935	322,478,081

		1,255,782,316
ELECTRIC UTILITIES — 3.79%
Alliant Energy Corp.	732,103	28,998,600
American Electric Power Co. Inc.	1,596,105	107,146,529
Avangrid Inc.	182,252	7,789,450
Duke Energy Corp.	2,234,660	183,264,467
Edison International	1,025,722	81,657,728
Entergy Corp.	579,425	44,013,123
Eversource Energy	1,030,811	60,591,071
Exelon Corp.	2,876,346	103,490,929
FirstEnergy Corp.	1,377,748	43,839,941
Great Plains Energy Inc.	693,783	20,272,339
Hawaiian Electric Industries Inc.	346,724	11,549,376
NextEra Energy Inc.	1,492,727	191,621,365
OGE Energy Corp.	641,083	22,425,083
PG&E Corp.	1,609,940	106,835,618
Pinnacle West Capital Corp.	357,086	29,773,831
PPL Corp.	2,199,089	82,223,938
Southern Co. (The)	3,215,384	160,061,816
Westar Energy Inc.	455,844	24,738,654
Xcel Energy Inc.	1,649,719	73,330,010

		1,383,623,868
ELECTRICAL EQUIPMENT — 0.77%
AMETEK Inc.	611,626	33,076,734
Eaton Corp. PLC	1,482,486	109,926,337
Emerson Electric Co.	1,740,871	104,208,538
Hubbell Inc.	63,752	7,653,428
Regal Beloit Corp.	144,264	10,913,572
Rockwell Automation Inc.	87,516	13,627,116

		279,405,725
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Arrow Electronics Inc.[a,b]	292,688	21,486,226
Avnet Inc.	411,579	18,833,855
Corning Inc.	3,083,446	83,253,042
Dolby Laboratories Inc. Class A	164,119	8,601,477
Fitbit Inc. Class Aa,b	74,295	439,826
FLIR Systems Inc.	440,718	15,989,249
IPG Photonics Corp.[a,b]	18,074	2,181,532
Jabil Circuit Inc.	602,025	17,410,563
Keysight Technologies Inc.[a]	551,253	19,922,284
National Instruments Corp.	69,947	2,277,474
Trimble Inc.[a]	167,902	5,374,543
Zebra Technologies Corp. Class Aa	30,751	2,806,029

		198,576,100

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.06%
Baker Hughes Inc.	1,420,589	$84,979,634
Diamond Offshore Drilling Inc.[a,b]	204,949	3,424,698
Dril-Quip Inc.[a,b]	122,461	6,680,247
Ensco PLC Class A	977,364	8,747,408
Frank’s International NVb	119,569	1,263,844
Halliburton Co.	2,777,151	136,663,601
Helmerich & Payne Inc.	312,751	20,819,834
Nabors Industries Ltd.	889,824	11,630,000
National Oilwell Varco Inc.	1,221,341	48,963,561
Noble Corp. PLC	773,245	4,786,386
Oceaneering International Inc.	316,799	8,578,917
Patterson-UTI Energy Inc.	526,513	12,778,470
Rowan Companies PLC Class Aa	401,749	6,259,249
RPC Inc.[b]	185,805	3,402,090
Schlumberger Ltd.	4,511,778	352,369,862
Superior Energy Services Inc.[a]	486,569	6,938,474
Transocean Ltd.[a,b]	1,113,041	13,857,360
Weatherford International PLC[a,b]	3,156,818	20,992,840

		753,136,475
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.54%
Alexandria Real Estate Equities Inc.[b]	255,293	28,214,982
American Campus Communities Inc.	426,531	20,298,610
American Homes 4 Rent Class Ab	535,917	12,304,654
Apartment Investment & Management Co. Class Ab	501,659	22,248,577
Apple Hospitality REIT Inc.[b]	530,064	10,124,222
AvalonBay Communities Inc.[b]	444,271	81,568,156
Boston Properties Inc.[b]	412,787	54,657,127
Brandywine Realty Trust	555,235	9,011,464
Brixmor Property Group Inc.	614,577	13,188,822
Camden Property Trust	275,126	22,136,638
Care Capital Properties Inc.	245,324	6,591,856
Colony NorthStar Inc. Class A	1,167,968	15,078,467
Columbia Property Trust Inc.	399,426	8,887,229
CoreCivic Inc.	378,343	11,887,537
Corporate Office Properties Trust[b]	305,076	10,098,016
Crown Castle International Corp.	132,354	12,500,835
CubeSmart[b]	181,782	4,719,061
CyrusOne Inc.[b]	34,467	1,774,016
DCT Industrial Trust Inc.	289,869	13,948,496
DDR Corp.	987,684	12,375,681
Digital Realty Trust Inc.[b]	153,592	16,340,653
Douglas Emmett Inc.	449,527	17,261,837
Duke Realty Corp.	1,113,839	29,260,551
Empire State Realty Trust Inc. Class Ab	150,184	3,099,798
EPR Properties[b]	202,854	14,936,140
Equity Commonwealth[a]	393,062	12,271,396
Equity Residential	1,155,937	71,922,400
Essex Property Trust Inc.[b]	122,505	28,363,583
Forest City Realty Trust Inc. Class A	734,778	16,003,465
GGP Inc.	1,862,685	43,177,038
HCP Inc.	1,513,053	47,328,298
Healthcare Trust of America Inc. Class Ab	114,656	3,607,078
Highwoods Properties Inc.	307,747	15,119,610
Hospitality Properties Trust[b]	496,602	15,657,861
Host Hotels & Resorts Inc.[b]	2,381,117	44,431,643
Invitation Homes Inc.[a]	251,812	5,497,056
Kilroy Realty Corp.	308,701	22,251,168
Kimco Realty Corp.	1,315,821	29,066,486

22

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
Liberty Property Trust	478,607	$18,450,300
Life Storage Inc.	50,417	4,140,244
Macerich Co. (The)[b]	461,967	29,750,675
Mid-America Apartment Communities Inc.	363,292	36,961,328
National Retail Properties Inc.[b]	466,175	20,334,553
Omega Healthcare Investors Inc.[b]	372,868	12,300,915
Outfront Media Inc.	374,636	9,946,586
Paramount Group Inc.[b]	580,735	9,413,714
Park Hotels & Resorts Inc.	43,597	1,119,135
Piedmont Office Realty Trust Inc. Class Ab	467,524	9,995,663
Prologis Inc.	1,692,551	87,809,546
Quality Care Properties Inc.[a]	312,255	5,889,129
Rayonier Inc.	395,400	11,205,636
Realty Income Corp.[b]	877,506	52,237,932
Regency Centers Corp.	407,672	27,065,344
Retail Properties of America Inc. Class A	764,176	11,019,418
SBA Communications Corp.[a,b]	145,776	17,547,057
Senior Housing Properties Trust	670,082	13,569,160
Simon Property Group Inc.	93,416	16,070,354
SL Green Realty Corp.[b]	317,495	33,851,317
Spirit Realty Capital Inc.	1,573,402	15,938,562
STORE Capital Corp.[b]	518,473	12,381,135
Sun Communities Inc.	216,047	17,355,056
Tanger Factory Outlet Centers Inc.	28,145	922,312
Taubman Centers Inc.	93,582	6,178,284
UDR Inc.	854,114	30,970,174
Uniti Group Inc.[a]	393,239	10,165,228
Ventas Inc.	750,061	48,783,967
VEREIT Inc.	3,156,586	26,799,415
Vornado Realty Trust	557,571	55,929,947
Weingarten Realty Investors	374,288	12,497,476
Welltower Inc.	1,157,323	81,961,615
Weyerhaeuser Co.	2,402,720	81,644,426
WP Carey Inc.	333,369	20,742,219

		1,658,158,329
FOOD & STAPLES RETAILING — 1.58%
CVS Health Corp.	200,712	15,755,892
Wal-Mart Stores Inc.	4,904,143	353,490,627
Walgreens Boots Alliance Inc.	2,212,676	183,762,742
Whole Foods Market Inc.	853,360	25,361,859

		578,371,120
FOOD PRODUCTS — 1.86%
Archer-Daniels-Midland Co.	1,863,198	85,781,636
Bunge Ltd.	452,342	35,852,627
Conagra Brands Inc.	303,412	12,239,640
Flowers Foods Inc.	45,586	884,824
Hain Celestial Group Inc. (The)[a,b]	82,513	3,069,484
Hormel Foods Corp.	109,028	3,775,640
Ingredion Inc.	68,409	8,238,496
JM Smucker Co. (The)	373,877	49,007,797
Kellogg Co.	61,489	4,464,716
Kraft Heinz Co. (The)	1,684,490	152,968,537
Lamb Weston Holdings Inc.	98,010	4,122,301
Mead Johnson Nutrition Co.	389,223	34,671,985
Mondelez International Inc. Class A	4,841,893	208,588,750
Pilgrim’s Pride Corp.[b]	161,457	3,633,590
Pinnacle Foods Inc.	376,834	21,807,383
Post Holdings Inc.[a,b]	87,927	7,695,371

Security	Shares	Value
TreeHouse Foods Inc.[a,b]	120,992	$10,243,183
Tyson Foods Inc. Class A	499,831	30,844,571

		677,890,531
GAS UTILITIES — 0.18%
Atmos Energy Corp.	326,029	25,753,031
National Fuel Gas Co.	236,834	14,120,043
UGI Corp.	554,734	27,403,859

		67,276,933
HEALTH CARE EQUIPMENT & SUPPLIES — 2.48%
Abbott Laboratories	4,998,382	221,978,145
Alere Inc.[a]	227,103	9,022,802
Baxter International Inc.	1,438,401	74,595,476
Cooper Companies Inc. (The)	34,129	6,822,046
Danaher Corp.	1,443,923	123,498,734
DENTSPLY SIRONA Inc.	743,848	46,445,869
Hill-Rom Holdings Inc.	14,426	1,018,475
Medtronic PLC	4,546,207	366,242,436
Teleflex Inc.	116,360	22,542,423
Zimmer Biomet Holdings Inc.	279,070	34,077,238

		906,243,644
HEALTH CARE PROVIDERS & SERVICES — 1.37%
Acadia Healthcare Co. Inc.[a,b]	154,451	6,734,064
Aetna Inc.	727,933	92,847,854
Anthem Inc.	620,829	102,672,700
Brookdale Senior Living Inc.[a,b]	593,539	7,971,229
Cardinal Health Inc.	78,311	6,386,262
Centene Corp.[a]	142,681	10,167,448
Cigna Corp.	548,656	80,372,617
DaVita Inc.[a]	309,889	21,063,155
Envision Healthcare Corp.[a,b]	109,589	6,719,998
Express Scripts Holding Co.[a]	238,640	15,728,762
HCA Holdings Inc.[a]	319,693	28,449,480
Humana Inc.	28,782	5,933,121
Laboratory Corp. of America Holdings[a]	182,044	26,117,853
LifePoint Health Inc.[a]	119,425	7,822,338
MEDNAX Inc.[a,b]	87,094	6,042,582
Premier Inc.[a,b]	101,392	3,227,307
Quest Diagnostics Inc.	458,119	44,982,705
Universal Health Services Inc. Class B	207,623	25,838,682
WellCare Health Plans Inc.[a]	11,346	1,590,823

		500,668,980
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	604,081	7,659,747

		7,659,747
HOTELS, RESTAURANTS & LEISURE — 0.72%
Aramark	443,120	16,337,834
Carnival Corp.	1,322,131	77,886,737
Choice Hotels International Inc.	32,890	2,058,914
Extended Stay America Inc.	202,656	3,230,337
Hilton Grand Vacations Inc.[a]	20,097	575,980
Hilton Worldwide Holdings Inc.	67,119	3,923,777
Hyatt Hotels Corp. Class Aa,b	99,406	5,365,936

23

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
International Game Technology PLC	304,866	$7,225,324
Marriott International Inc./MD Class A	254,464	23,965,419
MGM Resorts International	1,396,303	38,258,702
Norwegian Cruise Line Holdings Ltd.[a,b]	463,853	23,531,263
Royal Caribbean Cruises Ltd.	546,873	53,653,710
Wendy’s Co. (The)	286,844	3,903,947
Wynn Resorts Ltd.	22,631	2,593,739

		262,511,619
HOUSEHOLD DURABLES — 0.36%
CalAtlantic Group Inc.	211,879	7,934,868
DR Horton Inc.	489,257	16,297,151
Garmin Ltd.	364,754	18,642,577
Lennar Corp. Class A	278,350	14,248,736
Lennar Corp. Class B	14,617	610,991
Mohawk Industries Inc.[a]	41,910	9,617,926
PulteGroup Inc.	718,914	16,930,425
Toll Brothers Inc.[a]	265,289	9,579,586
Whirlpool Corp.	216,992	37,177,239

		131,039,499
HOUSEHOLD PRODUCTS — 2.61%
Clorox Co. (The)	61,521	8,294,877
Colgate-Palmolive Co.	2,309,084	169,001,858
Energizer Holdings Inc.	137,447	7,662,670
Kimberly-Clark Corp.	173,849	22,883,744
Procter & Gamble Co. (The)	8,297,899	745,566,225

		953,409,374
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.15%
AES Corp./VA	2,127,684	23,787,507
Calpine Corp.[a,b]	1,149,988	12,707,367
NRG Energy Inc.	1,014,202	18,965,578

		55,460,452
INDUSTRIAL CONGLOMERATES — 1.99%
Carlisle Companies Inc.	140,974	15,001,043
General Electric Co.	22,774,917	678,692,527
Roper Technologies Inc.	157,399	32,501,319

		726,194,889
INSURANCE — 5.11%
Aflac Inc.	1,303,676	94,412,216
Alleghany Corp.[a]	44,056	27,079,461
Allied World Assurance Co. Holdings AG	281,641	14,955,137
Allstate Corp. (The)	1,212,550	98,810,699
American Financial Group Inc./OH	219,898	20,982,667
American International Group Inc.	3,299,274	205,973,676
American National Insurance Co.	23,670	2,793,770
AmTrust Financial Services Inc.	263,055	4,855,995
Arch Capital Group Ltd.[a]	372,889	35,338,691
Arthur J Gallagher & Co.	178,156	10,072,940
Aspen Insurance Holdings Ltd.	192,856	10,038,155
Assurant Inc.	183,456	17,551,236
Assured Guaranty Ltd.	399,994	14,843,777
Athene Holding Ltd. Class Aa	87,649	4,381,573
Axis Capital Holdings Ltd.	274,759	18,417,096

Security	Shares	Value
Brown & Brown Inc.	351,861	$14,679,641
Chubb Ltd.	1,497,788	204,073,615
Cincinnati Financial Corp.	483,035	34,908,939
CNA Financial Corp.	86,604	3,825,299
Erie Indemnity Co. Class A	20,467	2,511,301
Everest Re Group Ltd.	124,381	29,081,522
First American Financial Corp.	342,832	13,466,441
FNF Group	854,252	33,264,573
Hanover Insurance Group Inc. (The)	136,002	12,248,340
Hartford Financial Services Group Inc. (The)	1,191,815	57,290,547
Lincoln National Corp.	562,557	36,819,356
Loews Corp.	906,315	42,388,353
Markel Corp.[a]	44,191	43,124,229
Mercury General Corp.	87,425	5,332,051
MetLife Inc.	3,013,392	159,167,365
Old Republic International Corp.	776,931	15,911,547
Principal Financial Group Inc.	869,129	54,850,731
ProAssurance Corp.	166,341	10,022,045
Progressive Corp. (The)	1,706,377	66,855,851
Prudential Financial Inc.	1,431,652	152,728,635
Reinsurance Group of America Inc.	206,375	26,205,497
RenaissanceRe Holdings Ltd.	117,229	16,957,175
Torchmark Corp.	382,688	29,482,284
Travelers Companies Inc.(The)	945,955	114,025,416
Unum Group	773,774	36,282,263
Validus Holdings Ltd.	241,987	13,645,647
White Mountains Insurance Group Ltd.[b]	13,643	12,004,203
WR Berkley Corp.	308,510	21,790,061
XL Group Ltd.	567,754	22,630,674

		1,866,080,690
INTERNET & DIRECT MARKETING RETAIL — 0.08%
Liberty Expedia Holdings Inc. Class Aa,b	139,634	6,350,555
Liberty Interactive Corp. QVC Group Series Aa	624,659	12,505,673
Liberty Ventures Series Aa,b	209,273	9,308,463

		28,164,691
INTERNET SOFTWARE & SERVICES — 0.41%
Akamai Technologies Inc.[a,b]	61,400	3,665,580
CommerceHub Inc. Series Aa,b	34,218	529,695
CommerceHub Inc. Series Ca	76,917	1,194,521
IAC/InterActiveCorp[a]	48,803	3,597,757
Nutanix Inc. Class Aa,b	14,104	264,732
Pandora Media Inc.[a,b]	97,919	1,156,423
Twilio Inc. Class Aa,b	13,236	382,123
Twitter Inc.[a,b]	237,812	3,555,289
Yahoo! Inc.[a,b]	2,808,826	130,357,615
Yelp Inc.[a,b]	49,714	1,628,134
Zillow Group Inc. Class Aa,b	50,380	1,703,348
Zillow Group Inc. Class Ca,b	100,871	3,396,327

		151,431,544
IT SERVICES — 0.76%
Amdocs Ltd.	476,931	29,088,022
Booz Allen Hamilton Holding Corp.	21,106	746,941
Computer Sciences Corp.	451,057	31,127,444
Conduent Inc.[a]	646,747	10,852,415
CoreLogic Inc./U.S.[a]	118,816	4,838,188
Fidelity National Information Services Inc.	455,599	36,274,792

24

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
International Business Machines Corp.	892,124	$155,354,473
Leidos Holdings Inc.	211,474	10,814,780

		279,097,055
LEISURE PRODUCTS — 0.02%
Brunswick Corp./DE	53,314	3,262,817
Vista Outdoor Inc.[a,b]	162,686	3,349,705

		6,612,522
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Agilent Technologies Inc.	777,346	41,098,283
Bio-Rad Laboratories Inc. Class Aa,b	67,206	13,396,844
Patheon NVa,b	43,560	1,147,371
PerkinElmer Inc.	275,497	15,995,356
QIAGEN NV	713,392	20,666,966
Quintiles IMS Holdings Inc.[a]	92,557	7,453,615
Thermo Fisher Scientific Inc.	693,457	106,514,995
VWR Corp.[a,b]	238,669	6,730,466

		213,003,896
MACHINERY — 2.28%
AGCO Corp.	224,092	13,485,857
Allison Transmission Holdings Inc.	455,745	16,434,165
Caterpillar Inc.	1,806,920	167,609,899
Colfax Corp.[a,b]	317,317	12,457,865
Crane Co.	157,145	11,759,160
Cummins Inc.	511,673	77,364,958
Deere & Co.	768,059	83,610,903
Donaldson Co. Inc.	31,256	1,422,773
Dover Corp.	496,468	39,891,204
Flowserve Corp.	164,917	7,985,281
Fortive Corp.	722,395	43,502,627
IDEX Corp.	17,040	1,593,410
Ingersoll-Rand PLC	413,142	33,596,708
ITT Inc.	289,866	11,890,303
Lincoln Electric Holdings Inc.	73,891	6,418,172
Oshkosh Corp.	234,442	16,080,377
PACCAR Inc.	1,013,195	68,086,704
Parker-Hannifin Corp.	433,172	69,446,135
Pentair PLC	535,848	33,640,538
Snap-on Inc.	50,315	8,486,631
Stanley Black & Decker Inc.	426,997	56,735,091
Terex Corp.	342,135	10,743,039
Timken Co. (The)	227,740	10,293,848
Trinity Industries Inc.	481,257	12,777,373
Welbilt Inc.[a,b]	226,656	4,449,257
Xylem Inc./NY	275,534	13,837,318

		833,599,596
MARINE — 0.03%
Kirby Corp.[a,b]	170,496	12,028,493

		12,028,493
MEDIA — 0.92%
Clear Channel Outdoor Holdings Inc. Class A	67,690	409,524
Comcast Corp. Class A	1,171,928	44,052,773
Discovery Communications Inc. Class Aa,b	33,223	966,457

Security	Shares	Value
Discovery Communications Inc. Class C NVS[a,b]	52,358	$1,482,255
DISH Network Corp. Class Aa	163,044	10,351,664
John Wiley & Sons Inc. Class A	143,697	7,730,899
Liberty Broadband Corp. Class Aa,b	81,310	6,918,668
Liberty Broadband Corp. Class Ca,b	332,675	28,743,120
Liberty Media Corp.-Liberty SiriusXM Class Aa	293,274	11,414,224
Liberty Media Corp.-Liberty SiriusXM Class Ca	598,322	23,202,927
Lions Gate Entertainment Corp. Class A	53,133	1,411,212
Lions Gate Entertainment Corp. Class Ba,b	53,133	1,295,383
Live Nation Entertainment Inc.[a]	179,636	5,455,545
Madison Square Garden Co. (The)[a,b]	56,535	11,290,605
News Corp. Class A	1,220,330	15,864,290
News Corp. Class B	395,267	5,336,104
Regal Entertainment Group Class A	185,219	4,182,245
TEGNA Inc.	699,943	17,932,540
Time Warner Inc.	874,828	85,479,444
Tribune Media Co. Class A	230,927	8,606,649
Twenty-First Century Fox Inc. Class A	793,163	25,690,550
Twenty-First Century Fox Inc. Class B	357,669	11,366,721
Viacom Inc. Class A	4,120	200,850
Viacom Inc. Class B NVS	132,748	6,188,712

		335,573,361
METALS & MINING — 0.74%
Alcoa Corp.	471,447	16,217,777
Compass Minerals International Inc.	108,861	7,386,219
Freeport-McMoRan Inc.[a]	3,349,636	44,751,137
Newmont Mining Corp.	1,727,056	56,923,766
Nucor Corp.	1,032,800	61,678,816
Reliance Steel & Aluminum Co.	227,674	18,218,473
Royal Gold Inc.	195,713	13,709,696
Southern Copper Corp.	148,763	5,339,104
Steel Dynamics Inc.	641,890	22,312,096
Tahoe Resources Inc.	967,249	7,767,009
U.S. Steel Corp.	503,149	17,011,468

		271,315,561
MORTGAGE REAL ESTATE INVESTMENT — 0.30%
AGNC Investment Corp.	1,068,235	21,247,194
Annaly Capital Management Inc.	3,271,644	36,347,965
Chimera Investment Corp.[b]	604,647	12,201,776
MFA Financial Inc.	1,194,813	9,654,089
Starwood Property Trust Inc.[b]	807,075	18,223,754
Two Harbors Investment Corp.[b]	1,116,199	10,704,348

		108,379,126
MULTI-UTILITIES — 1.95%
Ameren Corp.	785,544	42,882,847
CenterPoint Energy Inc.	1,391,449	38,362,249
CMS Energy Corp.	901,764	40,344,921
Consolidated Edison Inc.	989,169	76,818,865
Dominion Resources Inc./VA	1,869,741	145,035,809
DTE Energy Co.	581,756	59,403,105
MDU Resources Group Inc.	623,683	17,070,204
NiSource Inc.	1,037,765	24,688,429
Public Service Enterprise Group Inc.	1,641,159	72,785,402
SCANA Corp.	419,406	27,408,182
Sempra Energy	809,905	89,494,503
Vectren Corp.	267,186	15,659,772

25

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
WEC Energy Group Inc.	1,026,288	$62,223,841

		712,178,129
MULTILINE RETAIL — 0.41%
Dillard’s Inc. Class A	57,582	3,008,084
JC Penney Co. Inc.[a,b]	993,062	6,117,262
Kohl’s Corp.	555,802	22,126,478
Macy’s Inc.	1,005,199	29,794,098
Target Corp.	1,599,847	88,295,556

		149,341,478
OIL, GAS & CONSUMABLE FUELS — 10.10%
Anadarko Petroleum Corp.	1,811,712	112,326,144
Antero Resources Corp.[a,b]	578,143	13,187,442
Apache Corp.	379,068	19,480,304
Cabot Oil & Gas Corp.	438,227	10,478,007
Cheniere Energy Inc.[a,b]	649,658	30,709,334
Chesapeake Energy Corp.[a,b]	1,796,192	10,669,380
Chevron Corp.	6,094,852	654,404,259
Cimarex Energy Co.	256,526	30,652,292
Concho Resources Inc.[a]	457,405	58,703,358
ConocoPhillips	4,017,434	200,349,434
CONSOL Energy Inc.[b]	730,369	12,255,592
Continental Resources Inc./OKa,b	155,341	7,055,588
Devon Energy Corp.	1,543,936	64,413,010
Diamondback Energy Inc.[a]	218,663	22,678,633
Energen Corp.[a]	311,606	16,963,831
EOG Resources Inc.	1,581,516	154,276,886
EQT Corp.	560,385	34,239,523
Extraction Oil & Gas Inc.[a,b]	119,669	2,219,860
Exxon Mobil Corp.	13,519,864	1,108,764,047
Gulfport Energy Corp.[a]	511,775	8,797,412
Hess Corp.	909,370	43,840,728
HollyFrontier Corp.	522,750	14,814,735
Kinder Morgan Inc./DE	6,233,417	135,514,486
Kosmos Energy Ltd.[a,b]	500,957	3,336,374
Laredo Petroleum Inc.[a,b]	462,134	6,747,156
Marathon Oil Corp.	2,740,470	43,299,426
Marathon Petroleum Corp.	1,705,173	86,179,443
Murphy Oil Corp.	525,010	15,010,036
Newfield Exploration Co.[a,b]	484,171	17,870,752
Noble Energy Inc.	1,371,730	47,105,208
Occidental Petroleum Corp.	2,470,851	156,553,119
Parsley Energy Inc. Class Aa,b	657,361	21,370,806
PBF Energy Inc.	350,530	7,771,250
Phillips 66	1,461,281	115,762,681
Pioneer Natural Resources Co.	527,150	98,171,144
QEP Resources Inc.[a]	767,659	9,756,946
Range Resources Corp.	658,325	19,157,257
Rice Energy Inc.[a,b]	354,110	8,392,407
SM Energy Co.	311,818	7,489,868
Targa Resources Corp.	572,213	34,275,559
Tesoro Corp.	388,799	31,516,047
Valero Energy Corp.	1,522,740	100,942,435
Whiting Petroleum Corp.[a,b]	645,440	6,105,862
Williams Companies Inc. (The)	2,025,620	59,938,096
World Fuel Services Corp.	223,023	8,084,584
WPX Energy Inc.[a]	1,237,015	16,563,631

		3,688,194,372

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	206,869	$7,554,856

		7,554,856
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	1,394,907	25,289,664
Edgewell Personal Care Co.[a]	189,799	13,881,899
Nu Skin Enterprises Inc. Class A	126,913	7,048,748

		46,220,311
PHARMACEUTICALS — 6.32%
Allergan PLC	442,795	105,792,581
Endo International PLC[a]	658,003	7,343,314
Johnson & Johnson	7,367,388	917,608,175
Mallinckrodt PLC[a,b]	352,256	15,700,050
Merck & Co. Inc.	8,981,665	570,694,994
Mylan NVa,b	1,016,957	39,651,153
Perrigo Co. PLC	448,023	29,744,247
Pfizer Inc.	18,117,655	619,804,978

		2,306,339,492
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)	69,953	7,550,727
ManpowerGroup Inc.	215,940	22,148,966
Nielsen Holdings PLC	253,083	10,454,858

		40,154,551
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Howard Hughes Corp. (The)[a,b]	116,070	13,609,208
Jones Lang LaSalle Inc.	144,840	16,142,418
Realogy Holdings Corp.	465,480	13,866,649

		43,618,275
ROAD & RAIL — 1.55%
AMERCO	7,546	2,876,460
CSX Corp.	3,091,362	143,902,901
Genesee & Wyoming Inc. Class Aa,b	195,354	13,256,722
Hertz Global Holdings Inc.[a,b]	182,362	3,198,630
Kansas City Southern	346,737	29,736,165
Norfolk Southern Corp.	957,123	107,169,062
Old Dominion Freight Line Inc.	83,000	7,102,310
Ryder System Inc.	172,332	13,000,726
Union Pacific Corp.	2,304,578	244,100,902

		564,343,878
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Analog Devices Inc.	1,088,944	89,238,961
Applied Materials Inc.	1,015,079	39,486,573
Cree Inc.[a,b]	201,775	5,393,446
Cypress Semiconductor Corp.	1,003,718	13,811,160
First Solar Inc.[a,b]	244,073	6,614,378
Intel Corp.	13,943,018	502,924,659
Lam Research Corp.	103,380	13,269,857
Marvell Technology Group Ltd.	1,293,818	19,743,663

26

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
Micron Technology Inc.[a]	3,354,390	$96,941,871
ON Semiconductor Corp.[a]	1,196,306	18,530,780
Qorvo Inc.[a,b]	371,498	25,469,903
QUALCOMM Inc.	3,775,731	216,500,415
Skyworks Solutions Inc.	50,040	4,902,919
SunPower Corp.[a,b]	183,702	1,120,582
Teradyne Inc.	653,242	20,315,826
Versum Materials Inc.[a]	40,476	1,238,566
Xilinx Inc.	565,006	32,708,197

		1,108,211,756
SOFTWARE — 1.69%
ANSYS Inc.[a]	212,833	22,745,463
Autodesk Inc.[a,b]	124,953	10,804,686
CA Inc.	939,506	29,801,130
Dell Technologies Inc. Class Va	628,648	40,283,764
FireEye Inc.[a,b]	377,468	4,759,872
Nuance Communications Inc.[a]	172,988	2,994,422
Oracle Corp.	8,648,064	385,790,135
PTC Inc.[a]	204,671	10,755,461
SS&C Technologies Holdings Inc.	43,148	1,527,439
Symantec Corp.	1,702,357	52,228,313
Synopsys Inc.[a]	440,640	31,783,363
VMware Inc. Class Aa,b	179,087	16,501,076
Zynga Inc. Class Aa,b	2,355,622	6,713,523

		616,688,647
SPECIALTY RETAIL — 0.61%
AutoNation Inc.[a,b]	127,481	5,391,172
Bed Bath & Beyond Inc.	435,766	17,195,326
Best Buy Co. Inc.	897,076	44,091,285
Burlington Stores Inc.[a]	96,861	9,423,607
Cabela’s Inc.[a]	141,818	7,531,954
CST Brands Inc.	240,027	11,542,898
Dick’s Sporting Goods Inc.	61,124	2,974,294
Foot Locker Inc.	43,713	3,270,170
GameStop Corp. Class A	330,146	7,444,792
Gap Inc. (The)	668,213	16,230,894
L Brands Inc.	642,877	30,279,507
Michaels Companies Inc. (The)[a,b]	68,685	1,537,857
Murphy USA Inc.[a,b]	46,182	3,390,682
Penske Automotive Group Inc.	122,605	5,739,140
Signet Jewelers Ltd.	21,814	1,511,056
Staples Inc.	2,111,763	18,520,162
Tiffany & Co.	352,736	33,615,741
Urban Outfitters Inc.[a,b]	63,044	1,497,925

		221,188,462
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.60%
Apple Inc.	1,492,662	214,435,823
Hewlett Packard Enterprise Co.	5,578,892	132,219,740
HP Inc.	5,609,279	100,293,909
NetApp Inc.	878,944	36,783,806
Western Digital Corp.	915,209	75,532,199
Xerox Corp.	3,258,497	23,917,368

		583,182,845

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.19%
Coach Inc.	728,233	$30,097,870
PVH Corp.	260,057	26,908,098
Ralph Lauren Corp.	170,791	13,939,961

		70,945,929
THRIFTS & MORTGAGE FINANCE — 0.07%
New York Community Bancorp. Inc.	1,528,008	21,346,272
TFS Financial Corp.	182,465	3,032,568

		24,378,840
TOBACCO — 1.57%
Philip Morris International Inc.	4,485,908	506,459,013
Reynolds American Inc.	1,030,553	64,945,450

		571,404,463
TRADING COMPANIES & DISTRIBUTORS — 0.09%
Air Lease Corp.	158,557	6,144,083
Herc Holdings Inc.[a,b]	66,991	3,275,190
MSC Industrial Direct Co. Inc. Class A	82,221	8,449,030
United Rentals Inc.[a,b]	41,637	5,206,707
WESCO International Inc.[a,b]	155,987	10,848,896

		33,923,906
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	240,002	19,339,361

		19,339,361
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	576,426	44,828,650
Aqua America Inc.	571,094	18,360,672

		63,189,322
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	2,476,869	21,499,223
T-Mobile U.S. Inc.[a]	357,263	23,075,617
Telephone & Data Systems Inc.	307,811	8,160,070
U.S. Cellular Corp.[a,b]	45,539	1,699,971

		54,434,881

TOTAL COMMON STOCKS (Cost: $31,122,268,638)		36,420,337,747

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	358,116,180	358,259,427

27

Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

March 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	65,379,258	$65,379,258

		423,638,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $423,528,374)		423,638,685

TOTAL INVESTMENTS IN SECURITIES — 100.93%
(Cost: $31,545,797,012)		36,843,976,432
Other Assets, Less Liabilities — (0.93)%		(339,018,383)

NET ASSETS — 100.00%		$36,504,958,049

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	487	Jun. 2017	Chicago Mercantile	$57,298,337	$57,446,520	$148,183
S&P MidCap 400 E-Mini	134	Jun. 2017	Chicago Mercantile	22,806,602	23,023,880	217,278

				Net unrealized appreciation		$365,461

28

Schedule of Investments

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.58%
AAR Corp.	657,217	$22,102,208
Aerojet Rocketdyne Holdings Inc.[a]	1,199,200	26,022,640
Aerovironment Inc.[a,b]	403,365	11,306,321
Astronics Corp.[a]	390,049	12,376,255
Axon Enterprise Inc.[a]	1,041,825	23,743,192
Cubic Corp.	505,668	26,699,270
Curtiss-Wright Corp.	884,502	80,719,653
DigitalGlobe Inc.[a,b]	1,266,312	41,471,718
Ducommun Inc.[a,b]	212,380	6,114,420
Engility Holdings Inc.[a]	357,954	10,359,189
Esterline Technologies Corp.[a]	592,510	50,985,486
KEYW Holding Corp. (The)[a,b]	888,969	8,391,867
KLX Inc.[a,b]	1,055,128	47,164,222
Kratos Defense & Security Solutions Inc.[a,b]	1,342,082	10,441,398
Mercury Systems Inc.[a,b]	928,209	36,246,561
Moog Inc. Class Aa	639,298	43,056,720
National Presto Industries Inc.	95,176	9,726,987
Sparton Corp.[a,b]	186,690	3,918,623
Teledyne Technologies Inc.[a,b]	683,226	86,400,760
Triumph Group Inc.	981,636	25,277,127
Vectrus Inc.[a,b]	215,961	4,826,728
Wesco Aircraft Holdings Inc.[a,b]	1,126,155	12,838,167

		600,189,512
AIR FREIGHT & LOGISTICS — 0.57%
Air Transport Services Group Inc.[a]	969,338	15,557,875
Atlas Air Worldwide Holdings Inc.[a,b]	493,515	27,365,407
Echo Global Logistics Inc.[a,b]	589,774	12,591,675
Forward Air Corp.	589,388	28,037,187
Hub Group Inc. Class Aa	666,298	30,916,227
Park-Ohio Holdings Corp.	172,583	6,204,359
Radiant Logistics Inc.[a,b]	736,720	3,683,600
XPO Logistics Inc.[a,b]	1,962,534	93,985,753

		218,342,083
AIRLINES — 0.33%
Allegiant Travel Co.	261,346	41,880,697
Hawaiian Holdings Inc.[a,b]	1,047,303	48,647,224
SkyWest Inc.	998,959	34,214,346

		124,742,267
AUTO COMPONENTS — 1.22%
American Axle & Manufacturing Holdings Inc.[a,b]	1,541,513	28,949,614
Cooper Tire & Rubber Co.	1,110,234	49,238,878
Cooper-Standard Holding Inc.[a,b]	295,537	32,783,919
Dana Inc.	2,988,301	57,704,092
Dorman Products Inc.[a,b]	524,487	43,076,117
Fox Factory Holding Corp.[a,b]	439,236	12,606,073
Gentherm Inc.[a,b]	728,730	28,602,652
Horizon Global Corp.[a,b]	434,829	6,035,427
LCI Industries	470,894	46,995,221
Metaldyne Performance Group Inc.	299,553	6,844,786
Modine Manufacturing Co.[a,b]	935,983	11,418,993

Security	Shares	Value
Motorcar Parts of America Inc.[a,b]	363,183	$11,160,614
Spartan Motors Inc.	659,315	5,274,520
Standard Motor Products Inc.	424,275	20,848,874
Stoneridge Inc.[a,b]	531,779	9,646,471
Strattec Security Corp.	68,161	1,894,876
Superior Industries International Inc.	494,217	12,528,401
Tenneco Inc.	1,065,735	66,523,179
Tower International Inc.	410,262	11,118,100
Unique Fabricating Inc.	128,820	1,549,705
Workhorse Group Inc.[a,b]	293,632	772,252

		465,572,764
AUTOMOBILES — 0.04%
Winnebago Industries Inc.	531,460	15,545,205

		15,545,205
BANKS — 11.39%
1st Source Corp.	312,093	14,652,766
Access National Corp.[b]	169,214	5,079,804
ACNB Corp.[b]	122,436	3,532,279
Allegiance Bancshares Inc.[a,b]	223,234	8,304,305
American National Bankshares Inc.	165,827	6,177,056
Ameris Bancorp.	724,528	33,400,741
Ames National Corp.	172,078	5,265,587
Arrow Financial Corp.	229,178	7,769,134
Atlantic Capital Bancshares Inc.[a,b]	351,052	6,652,435
Banc of California Inc.[b]	986,272	20,415,830
BancFirst Corp.	157,909	14,196,019
Banco Latinoamericano de Comercio Exterior SA Class E	614,300	17,040,682
Bancorp. Inc. (The)[a,b]	1,037,172	5,289,577
BancorpSouth Inc.	1,737,735	52,566,484
Bank of Marin Bancorp.	119,084	7,663,055
Bank of NT Butterfield & Son Ltd. (The)	244,542	7,803,335
Bank of the Ozarks Inc.	1,771,328	92,126,769
Bankwell Financial Group Inc.	118,483	4,074,630
Banner Corp.	603,775	33,594,041
Bar Harbor Bankshares	303,649	10,044,709
Berkshire Hills Bancorp. Inc.	669,308	24,128,553
Blue Hills Bancorp. Inc.	488,260	8,715,441
BNC Bancorp.	812,367	28,473,463
Boston Private Financial Holdings Inc.	1,660,331	27,229,428
Bridge Bancorp. Inc.	365,201	12,782,035
Brookline Bancorp. Inc.	1,397,361	21,868,700
Bryn Mawr Bank Corp.	330,825	13,067,588
C&F Financial Corp.	65,636	3,038,947
California First National Bancorp.	47,631	771,622
Camden National Corp.	306,037	13,477,869
Capital Bank Financial Corp. Class A	491,379	21,325,849
Capital City Bank Group Inc.	224,001	4,791,381
Capstar Financial Holdings Inc.[a,b]	60,523	1,154,174
Cardinal Financial Corp.	631,382	18,903,577
Carolina Financial Corp.	246,341	7,390,230
Cascade Bancorp.[a]	637,658	4,916,343
Cathay General Bancorp.	1,477,199	55,660,858
CenterState Banks Inc.	981,624	25,424,062
Central Pacific Financial Corp.	615,532	18,798,347
Central Valley Community Bancorp.	181,107	3,712,694
Century Bancorp. Inc./MA Class A	60,072	3,653,879
Chemical Financial Corp.	1,312,749	67,147,111
Chemung Financial Corp.	61,359	2,423,681
Citizens & Northern Corp.	235,788	5,489,145
City Holding Co.	291,335	18,785,281
CNB Financial Corp./PA	276,109	6,596,244

29

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
CoBiz Financial Inc.	745,386	$12,522,485
Codorus Valley Bancorp. Inc.	164,176	4,253,800
Columbia Banking System Inc.	1,164,159	45,390,559
Community Bank System Inc.	856,469	47,088,666
Community Trust Bancorp. Inc.	304,302	13,921,817
ConnectOne Bancorp. Inc.	591,914	14,353,915
County Bancorp. Inc.	94,809	2,755,150
CU Bancorp.[a,b]	326,912	12,962,061
Customers Bancorp. Inc.[a]	550,806	17,366,913
CVB Financial Corp.	2,029,538	44,832,494
Eagle Bancorp. Inc.[a,b]	609,103	36,363,449
Enterprise Bancorp. Inc./MA	181,217	6,299,103
Enterprise Financial Services Corp.	435,816	18,478,598
Equity Bancshares Inc. Class Aa,b	135,783	4,313,826
Farmers Capital Bank Corp.	145,378	5,873,271
Farmers National Banc Corp.	496,024	7,117,944
FB Financial Corp.[a,b]	134,830	4,767,589
FCB Financial Holdings Inc. Class Aa,b	604,961	29,975,818
Fidelity Southern Corp.	417,324	9,339,711
Financial Institutions Inc.	274,938	9,059,207
First Bancorp. Inc./ME	204,367	5,569,001
First BanCorp./Puerto Rico[a]	2,410,556	13,619,641
First Bancorp./Southern Pines NC	391,055	11,454,001
First Busey Corp.	615,387	18,092,378
First Business Financial Services Inc.	161,070	4,181,377
First Citizens BancShares Inc./NC Class A	151,259	50,727,731
First Commonwealth Financial Corp.	1,775,221	23,539,430
First Community Bancshares Inc./VA	306,502	7,653,355
First Community Financial Partners Inc.[a]	267,485	3,410,434
First Connecticut Bancorp. Inc./Farmington CT	280,462	6,955,458
First Financial Bancorp.	1,232,175	33,823,204
First Financial Bankshares Inc.	1,267,835	50,840,183
First Financial Corp./IN	199,383	9,470,693
First Financial Northwest Inc.	147,055	2,598,462
First Foundation Inc.[a,b]	525,061	8,143,696
First Internet Bancorp.	105,984	3,126,528
First Interstate BancSystem Inc.	400,556	15,882,045
First Merchants Corp.	815,884	32,080,559
First Mid-Illinois Bancshares Inc.	156,516	5,296,501
First Midwest Bancorp. Inc./IL	1,781,479	42,185,423
First NBC Bank Holding Co.[a,b]	329,397	1,317,588
First Northwest Bancorp.[a,b]	207,092	3,209,926
First of Long Island Corp. (The)	425,021	11,496,818
Flushing Financial Corp.	548,071	14,726,668
FNB Corp./PA	6,376,327	94,815,982
Franklin Financial Network Inc.[a,b]	228,637	8,859,684
Fulton Financial Corp.	3,448,657	61,558,527
German American Bancorp. Inc.	281,587	13,330,329
Glacier Bancorp. Inc.	1,517,086	51,474,728
Great Southern Bancorp. Inc.	210,847	10,647,774
Great Western Bancorp. Inc.	1,186,790	50,331,764
Green Bancorp. Inc.[a,b]	414,326	7,375,003
Guaranty Bancorp.	345,103	8,403,258
Hancock Holding Co.	1,683,854	76,699,550
Hanmi Financial Corp.	628,411	19,323,638
HarborOne Bancorp Inc.[a,b]	293,569	5,574,875
Heartland Financial USA Inc.	468,473	23,400,226
Heritage Commerce Corp.	516,563	7,283,538
Heritage Financial Corp./WA	584,466	14,465,534
Heritage Oaks Bancorp.	486,930	6,500,516
Hilltop Holdings Inc.	1,506,510	41,383,830
Home BancShares Inc./AR	2,413,904	65,344,381
HomeTrust Bancshares Inc.[a,b]	326,131	7,664,079
Hope Bancorp Inc.	2,555,237	48,983,893
Horizon Bancorp./IN	389,232	10,205,663

Security	Shares	Value
IBERIABANK Corp.	1,010,728	$79,948,585
Independent Bank Corp./MI	400,535	8,291,075
Independent Bank Corp./Rockland MA	516,597	33,578,805
Independent Bank Group Inc.	222,473	14,305,014
International Bancshares Corp.	1,095,684	38,787,214
Investors Bancorp. Inc.	5,929,249	85,262,601
Lakeland Bancorp. Inc.	823,941	16,149,244
Lakeland Financial Corp.	479,427	20,672,892
LCNB Corp.	178,192	4,249,879
LegacyTexas Financial Group Inc.	888,972	35,469,983
Live Oak Bancshares Inc.[b]	388,286	8,406,392
Macatawa Bank Corp.	530,242	5,238,791
MainSource Financial Group Inc.	458,044	15,083,389
MB Financial Inc.	1,511,292	64,713,523
MBT Financial Corp.	358,989	4,074,525
Mercantile Bank Corp.	316,548	10,889,251
Merchants Bancshares Inc./VT	115,689	5,634,054
Middleburg Financial Corp.	93,091	3,727,364
Midland States Bancorp. Inc.	72,164	2,481,720
MidWestOne Financial Group Inc.	164,522	5,641,459
MutualFirst Financial Inc.	110,343	3,481,322
National Bank Holdings Corp. Class A	480,097	15,603,152
National Bankshares Inc.	136,475	5,124,636
National Commerce Corp.[a,b]	169,367	6,198,832
NBT Bancorp. Inc.	846,609	31,383,796
Nicolet Bankshares Inc.[a,b]	150,448	7,122,208
Northrim BanCorp. Inc.	136,132	4,090,767
OFG Bancorp.	868,871	10,252,678
Old Line Bancshares Inc.	169,734	4,834,024
Old National Bancorp./IN	2,668,002	46,289,835
Old Second Bancorp. Inc.	564,237	6,347,666
Opus Bank	348,478	7,021,832
Orrstown Financial Services Inc.	149,894	3,350,131
Pacific Continental Corp.	414,907	10,165,222
Pacific Mercantile Bancorp.[a,b]	299,228	2,259,171
Pacific Premier Bancorp. Inc.[a,b]	545,348	21,023,165
Paragon Commercial Corp.[a,b]	16,728	894,781
Park National Corp.	264,985	27,876,422
Park Sterling Corp.	1,018,929	12,543,016
Peapack Gladstone Financial Corp.	313,280	9,269,955
Penns Woods Bancorp. Inc.	93,147	4,047,237
People’s Utah Bancorp.	258,946	6,849,122
Peoples Bancorp. Inc./OH	317,814	10,061,991
Peoples Financial Services Corp.	134,784	5,633,971
Pinnacle Financial Partners Inc.	932,172	61,942,829
Preferred Bank/Los Angeles CA	242,747	13,025,804
Premier Financial Bancorp. Inc.	189,751	3,990,464
PrivateBancorp. Inc.[b]	1,569,514	93,182,046
Prosperity Bancshares Inc.	1,337,252	93,219,837
QCR Holdings Inc.	235,696	9,981,726
Renasant Corp.	852,606	33,839,932
Republic Bancorp. Inc./KY Class A	192,502	6,620,144
Republic First Bancorp. Inc.[a,b]	995,205	8,260,202
S&T Bancorp. Inc.	680,623	23,549,556
Sandy Spring Bancorp. Inc.	468,923	19,221,154
Seacoast Banking Corp. of Florida[a,b]	635,101	15,229,722
ServisFirst Bancshares Inc.	919,326	33,445,080
Shore Bancshares Inc.	254,288	4,249,152
Sierra Bancorp.	231,975	6,363,074
Simmons First National Corp. Class A	585,742	32,303,671
South State Corp.	523,073	46,736,573
Southern First Bancshares Inc.[a,b]	116,085	3,790,175
Southern National Bancorp. of Virginia Inc.	227,115	3,845,057
Southside Bancshares Inc.	529,260	17,767,258
Southwest Bancorp. Inc.	358,162	9,365,936

30

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
State Bank Financial Corp.	696,485	$18,192,188
Sterling Bancorp./DE	2,540,413	60,207,788
Stock Yards Bancorp. Inc.	420,634	17,098,772
Stonegate Bank	242,257	11,407,882
Summit Financial Group Inc.[b]	167,915	3,616,889
Sun Bancorp. Inc./NJ	214,248	5,227,651
Texas Capital Bancshares Inc.[a,b]	995,136	83,044,099
Tompkins Financial Corp.	288,873	23,268,720
TowneBank/Portsmouth VA	1,118,597	36,242,543
TriCo Bancshares	401,543	14,266,823
Tristate Capital Holdings Inc.[a,b]	437,366	10,212,496
Triumph Bancorp. Inc.[a,b]	306,394	7,904,965
Trustmark Corp.	1,338,354	42,546,274
UMB Financial Corp.	899,795	67,763,561
Umpqua Holdings Corp.	4,432,989	78,641,225
Union Bankshares Corp.	860,097	30,258,212
Union Bankshares Inc./Morrisville VTb	76,050	3,266,348
United Bankshares Inc./WV	1,385,823	58,551,022
United Community Banks Inc./GA	1,399,777	38,759,825
Univest Corp. of Pennsylvania[b]	491,513	12,730,187
Valley National Bancorp.	4,984,035	58,811,613
Veritex Holdings Inc.[a,b]	233,346	6,561,690
Washington Trust Bancorp. Inc.	295,385	14,562,480
WashingtonFirst Bankshares Inc.	170,033	4,760,924
Webster Financial Corp.	1,840,396	92,093,416
WesBanco Inc.	804,424	30,656,599
West Bancorp. Inc.	315,115	7,231,889
Westamerica Bancorp.	492,933	27,520,449
Wintrust Financial Corp.	1,032,892	71,393,495
Xenith Bankshares Inc.[a,b]	150,471	3,817,449

		4,340,317,546
BEVERAGES — 0.23%
Boston Beer Co. Inc. (The) Class Aa,b	178,161	25,770,989
Coca-Cola Bottling Co. Consolidated	94,468	19,462,297
Craft Brew Alliance Inc.[a,b]	261,650	3,493,028
MGP Ingredients Inc.[b]	252,226	13,678,216
National Beverage Corp.[b]	233,344	19,724,568
Primo Water Corp.[a,b]	426,249	5,788,461

		87,917,559
BIOTECHNOLOGY — 4.92%
Acceleron Pharma Inc.[a,b]	551,535	14,599,131
Achillion Pharmaceuticals Inc.[a,b]	2,413,553	10,161,058
Acorda Therapeutics Inc.[a,b]	862,406	18,110,526
Adamas Pharmaceuticals Inc.[a,b]	337,495	5,906,163
Aduro Biotech Inc.[a,b]	741,659	7,972,834
Advaxis Inc.[a,b]	703,805	5,750,087
Adverum Biotechnologies Inc.[a,b]	488,224	1,318,205
Aevi Genomic Medicine Inc.[a,b]	670,900	1,247,874
Agenus Inc.[a,b]	1,465,005	5,523,069
Aimmune Therapeutics Inc.[a,b]	536,057	11,648,519
Akebia Therapeutics Inc.[a,b]	749,320	6,893,744
Alder Biopharmaceuticals Inc.[a,b]	941,816	19,589,773
AMAG Pharmaceuticals Inc.[a,b]	700,930	15,805,971
Amicus Therapeutics Inc.[a,b]	2,852,280	20,336,756
AnaptysBio Inc.[a]	102,734	2,850,869
Anavex Life Sciences Corp.[a,b]	687,039	3,943,604
Anthera Pharmaceuticals Inc.[a,b]	1,267,515	539,328
Applied Genetic Technologies Corp./DEa,b	297,322	2,051,522
Aptevo Therapeutics Inc.[a,b]	357,052	735,527
Ardelyx Inc.[a,b]	634,757	8,029,676
Arena Pharmaceuticals Inc.[a,b]	5,022,389	7,332,688

Security	Shares	Value
Argos Therapeutics Inc.[a,b]	405,294	$183,152
Array BioPharma Inc.[a,b]	3,347,532	29,926,936
Arrowhead Pharmaceuticals Inc.[a,b]	1,521,564	2,814,893
Asterias Biotherapeutics Inc.[a,b]	475,067	1,615,228
Atara Biotherapeutics Inc.[a,b]	461,035	9,474,269
Athersys Inc.[a,b]	1,604,489	2,743,676
Audentes Therapeutics Inc.[a,b]	117,676	2,005,199
Avexis Inc.[a,b]	115,820	8,805,795
Axovant Sciences Ltd.[a,b]	481,873	7,199,183
Bellicum Pharmaceuticals Inc.[a,b]	422,286	5,211,009
BioCryst Pharmaceuticals Inc.[a,b]	1,593,800	13,387,920
BioSpecifics Technologies Corp.[a]	110,270	6,042,796
BioTime Inc.[a,b]	1,514,036	5,223,424
Bluebird Bio Inc.[a,b]	813,160	73,916,244
Blueprint Medicines Corp.[a,b]	484,051	19,357,199
Cara Therapeutics Inc.[a,b]	425,955	7,833,312
Celldex Therapeutics Inc.[a,b]	1,902,517	6,868,086
Cellular Biomedicine Group Inc.[a,b]	244,970	2,890,646
ChemoCentryx Inc.[a,b]	471,470	3,432,302
Chimerix Inc.[a,b]	877,036	5,595,490
Cidara Therapeutics Inc.[a,b]	258,345	2,015,091
Clovis Oncology Inc.[a,b]	735,005	46,797,768
Coherus Biosciences Inc.[a,b]	674,491	14,265,485
Concert Pharmaceuticals Inc.[a]	332,904	5,679,342
Corvus Pharmaceuticals Inc.[a,b]	69,034	1,433,836
Curis Inc.[a,b]	2,260,761	6,284,916
Cytokinetics Inc.[a,b]	690,555	8,873,632
CytomX Therapeutics Inc.[a,b]	402,061	6,943,593
CytRx Corp.[a,b]	1,949,342	865,898
Dimension Therapeutics Inc.[a,b]	239,276	418,733
Dyax Corp.	2,384,154	5,459,713
Dynavax Technologies Corp.[a,b]	831,851	4,949,513
Eagle Pharmaceuticals Inc./DEa,b	176,761	14,660,557
Edge Therapeutics Inc.[a,b]	323,667	2,948,606
Editas Medicine Inc.[a,b]	140,505	3,136,072
Eiger Biopharmaceuticals Inc.[a,b]	81,685	935,293
Emergent BioSolutions Inc.[a,b]	658,763	19,130,478
Enanta Pharmaceuticals Inc.[a,b]	309,376	9,528,781
Epizyme Inc.[a,b]	799,719	13,715,181
Esperion Therapeutics Inc.[a,b]	285,229	10,071,436
Exact Sciences Corp.[a,b]	2,117,173	50,007,626
Exelixis Inc.[a,b]	4,549,263	98,582,529
FibroGen Inc.[a,b]	1,044,576	25,748,798
Five Prime Therapeutics Inc.[a,b]	541,731	19,583,576
Flexion Therapeutics Inc.[a,b]	528,911	14,232,995
Fortress Biotech Inc.[a,b]	667,643	2,470,279
Foundation Medicine Inc.[a,b]	265,960	8,577,210
Galena Biopharma Inc.[a,b]	226,425	138,119
Genomic Health Inc.[a,b]	370,681	11,672,745
Geron Corp.[a,b]	3,013,383	6,840,379
Global Blood Therapeutics Inc.[a,b]	401,054	14,778,840
GlycoMimetics Inc.[a,b]	249,981	1,357,397
Halozyme Therapeutics Inc.[a,b]	2,175,886	28,199,483
Heron Therapeutics Inc.[a,b]	831,075	12,466,125
Idera Pharmaceuticals Inc.[a,b]	2,038,004	5,033,870
Ignyta Inc.[a,b]	585,154	5,032,324
Immune Design Corp.[a,b]	272,457	1,852,708
ImmunoGen Inc.[a,b]	1,676,455	6,487,881
Immunomedics Inc.[a,b]	1,949,047	12,610,334
Infinity Pharmaceuticals Inc.[a,b]	1,014,036	3,275,336
Inotek Pharmaceuticals Corp.[a,b]	343,923	687,846
Inovio Pharmaceuticals Inc.[a,b]	1,309,343	8,667,851
Insmed Inc.[a,b]	1,227,914	21,500,774
Insys Therapeutics Inc.[a,b]	465,534	4,892,762
Intellia Therapeutics Inc.[a,b]	142,299	2,004,993

31

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Invitae Corp.[a,b]	557,862	$6,169,954
Ironwood Pharmaceuticals Inc.[a,b]	2,584,549	44,092,406
Jounce Therapeutics Inc.[a]	130,780	2,875,852
Kadmon Holdings Inc.[a,b]	159,088	575,899
Karyopharm Therapeutics Inc.[a,b]	535,325	6,873,573
Keryx Biopharmaceuticals Inc.[a,b]	1,571,700	9,681,672
Kite Pharma Inc.[a,b]	869,598	68,254,747
La Jolla Pharmaceutical Co.[a,b]	276,662	8,258,361
Lexicon Pharmaceuticals Inc.[a,b]	835,534	11,981,558
Ligand Pharmaceuticals Inc.[a,b]	380,520	40,274,237
Lion Biotechnologies Inc.[a,b]	1,108,518	8,258,459
Loxo Oncology Inc.[a,b]	320,923	13,504,440
MacroGenics Inc.[a,b]	632,984	11,773,502
MannKind Corp.[a,b]	1,270,001	1,879,601
MediciNova Inc.[a,b]	581,797	3,484,964
Merrimack Pharmaceuticals Inc.[a]	2,423,956	7,465,784
MiMedx Group Inc.[a,b]	2,038,091	19,423,007
Minerva Neurosciences Inc.[a,b]	378,310	3,064,311
Mirati Therapeutics Inc.[a,b]	250,753	1,303,916
Momenta Pharmaceuticals Inc.[a,b]	1,296,812	17,312,440
Myovant Sciences Ltd.[a,b]	209,533	2,459,917
Myriad Genetics Inc.[a,b]	1,358,347	26,080,262
NantKwest Inc.[a,b]	339,030	1,203,557
Natera Inc.[a,b]	516,032	4,577,204
NewLink Genetics Corp.[a,b]	431,975	10,410,597
Novavax Inc.[a,b]	5,323,912	6,814,607
OncoMed Pharmaceuticals Inc.[a,b]	415,761	3,829,159
Ophthotech Corp.[a,b]	604,227	2,211,471
Organovo Holdings Inc.[a,b]	1,911,502	6,078,576
Otonomy Inc.[a,b]	472,000	5,782,000
OvaScience Inc.[a,b]	615,362	1,150,727
PDL BioPharma Inc.	3,339,266	7,580,134
Pfenex Inc.[a,b]	368,496	2,140,962
PharmAthene Inc.[b]	1,261,103	1,023,385
Portola Pharmaceuticals Inc.[a,b]	982,818	38,516,637
Progenics Pharmaceuticals Inc.[a,b]	1,391,747	13,138,092
Protagonist Therapeutics Inc.[a,b]	153,928	1,971,818
Proteostasis Therapeutics Inc.[a,b]	167,915	1,313,095
Prothena Corp. PLC[a,b]	694,415	38,741,413
PTC Therapeutics Inc.[a,b]	664,040	6,534,154
Puma Biotechnology Inc.[a,b]	559,065	20,797,218
Ra Pharmaceuticals Inc.[a,b]	162,026	3,449,534
Radius Health Inc.[a,b]	631,974	24,425,795
REGENXBIO Inc.[a,b]	403,867	7,794,633
Regulus Therapeutics Inc.[a,b]	757,777	1,250,332
Repligen Corp.[a,b]	672,701	23,679,075
Retrophin Inc.[a,b]	720,868	13,307,223
Rigel Pharmaceuticals Inc.[a,b]	2,439,347	8,074,239
Sage Therapeutics Inc.[a,b]	603,039	42,857,982
Sangamo Therapeutics Inc.[a,b]	1,371,508	7,131,842
Sarepta Therapeutics Inc.[a,b]	1,004,654	29,737,758
Selecta Biosciences Inc.[a,b]	99,772	1,428,735
Seres Therapeutics Inc.[a,b]	355,982	4,011,917
Sorrento Therapeutics Inc.[a,b]	494,094	1,951,671
Spark Therapeutics Inc.[a,b]	381,579	20,353,424
Spectrum Pharmaceuticals Inc.[a]	1,578,916	10,262,954
Stemline Therapeutics Inc.[a,b]	379,876	3,247,940
Syndax Pharmaceuticals Inc.[a,b]	93,277	1,279,760
Synergy Pharmaceuticals Inc.[a,b]	4,039,694	18,824,974
Synthetic Biologics Inc.[a,b]	2,039,788	1,286,494
Syros Pharmaceuticals Inc.[a,b]	90,673	1,444,421
T2 Biosystems Inc.[a,b]	285,546	1,501,972
TESARO Inc.[a,b]	572,265	88,054,416
TG Therapeutics Inc.[a,b]	854,767	9,958,036
Tokai Pharmaceuticals Inc.[a,b]	210,129	175,563

Security	Shares	Value
Trevena Inc.[a,b]	884,489	$3,246,075
TrovaGene Inc.[a,b]	560,841	644,967
Ultragenyx Pharmaceutical Inc.[a,b]	769,230	52,138,409
Vanda Pharmaceuticals Inc.[a]	730,126	10,221,764
Veracyte Inc.[a,b]	335,451	3,079,440
Versartis Inc.[a,b]	621,074	13,259,930
Vital Therapies Inc.[a,b]	481,650	1,926,600
Voyager Therapeutics Inc.[a,b]	237,697	3,147,108
vTv Therapeutics Inc. Class Aa,b	151,016	989,155
XBiotech Inc.[a,b]	347,491	5,730,127
Xencor Inc.[a,b]	720,903	17,244,000
Zafgen Inc.[a,b]	446,021	2,078,458
ZIOPHARM Oncology Inc.[a,b]	2,419,233	15,337,937

		1,873,088,715
BUILDING PRODUCTS — 1.26%
AAON Inc.	800,382	28,293,504
Advanced Drainage Systems Inc.	706,491	15,472,153
American Woodmark Corp.[a]	272,188	24,986,858
Apogee Enterprises Inc.	559,959	33,379,156
Armstrong Flooring Inc.[a,b]	465,339	8,571,544
Builders FirstSource Inc.[a,b]	1,681,078	25,048,062
Caesarstone Ltd.[a,b]	474,814	17,212,007
Continental Building Products Inc.[a]	698,715	17,118,518
CSW Industrials Inc.[a,b]	289,537	10,626,008
Gibraltar Industries Inc.[a,b]	626,107	25,795,608
Griffon Corp.	606,633	14,953,503
Insteel Industries Inc.	349,622	12,635,339
JELD-WEN Holding Inc.[a]	513,669	16,874,027
Masonite International Corp.[a,b]	606,525	48,067,106
NCI Building Systems Inc.[a,b]	542,684	9,307,031
Patrick Industries Inc.[a,b]	317,681	22,523,583
PGT Innovations Inc.[a,b]	952,294	10,237,161
Ply Gem Holdings Inc.[a,b]	442,703	8,721,249
Quanex Building Products Corp.	680,482	13,779,761
Simpson Manufacturing Co. Inc.	827,678	35,664,645
Trex Co. Inc.[a,b]	589,302	40,891,666
Universal Forest Products Inc.	395,900	39,011,986

		479,170,475
CAPITAL MARKETS — 1.46%
Arlington Asset Investment Corp. Class Ab	348,427	4,923,274
Associated Capital Group Inc.	95,767	3,461,977
B. Riley Financial Inc.	186,831	2,802,465
BGC Partners Inc. Class A	4,396,894	49,948,716
Cohen & Steers Inc.	423,895	16,943,083
Cowen Group Inc. Class Aa,b	521,744	7,800,073
Diamond Hill Investment Group Inc.	61,532	11,971,051
Evercore Partners Inc. Class A	786,034	61,232,049
FBR & Co.	101,847	1,838,338
Fifth Street Asset Management Inc.	115,060	529,276
Financial Engines Inc.	1,075,061	46,818,907
GAIN Capital Holdings Inc.	782,392	6,517,325
GAMCO Investors Inc. Class A	83,817	2,480,145
Greenhill & Co. Inc.	558,205	16,355,407
Hennessy Advisors Inc.	84,346	1,417,856
Houlihan Lokey Inc.	427,849	14,739,398
INTL. FCStone Inc.[a]	305,275	11,588,239
Investment Technology Group Inc.	522,073	10,571,978
Janus Capital Group Inc.	2,915,491	38,484,481
KCG Holdings Inc. Class Aa,b	834,385	14,877,085
Ladenburg Thalmann Financial Services Inc.[a,b]	2,034,479	5,045,508
Manning & Napier Inc.	306,047	1,744,468

32

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Medley Management Inc.	123,104	$1,021,763
Moelis & Co. Class A	479,587	18,464,100
OM Asset Management PLC	843,927	12,760,176
Oppenheimer Holdings Inc. Class A	207,342	3,545,548
Piper Jaffray Companies	297,299	18,982,541
PJT Partners Inc. Class A	367,969	12,912,032
Pzena Investment Management Inc. Class A	300,368	2,955,621
Safeguard Scientifics Inc.[a,b]	403,559	5,125,199
Silvercrest Asset Management Group Inc.	137,852	1,833,432
Stifel Financial Corp.[a,b]	1,292,243	64,857,676
Value Line Inc.	23,663	407,240
Virtu Financial Inc. Class A	513,467	8,728,939
Virtus Investment Partners Inc.	103,457	10,956,096
Waddell & Reed Financial Inc. Class A	1,572,306	26,729,202
Westwood Holdings Group Inc.	158,555	8,468,423
Wins Finance Holdings Inc.[a,b]	26,294	3,812,367
WisdomTree Investments Inc.[b]	2,370,781	21,526,691

		555,178,145
CHEMICALS — 2.78%
A Schulman Inc.	568,637	17,883,634
AgroFresh Solutions Inc.[a,b]	449,785	1,965,560
American Vanguard Corp.	577,965	9,594,219
Balchem Corp.	625,487	51,552,639
Calgon Carbon Corp.	1,017,688	14,858,245
Chase Corp.	139,578	13,315,741
Chemours Co. (The)	3,657,593	140,817,330
Chemtura Corp.[a]	1,276,647	42,640,010
Codexis Inc.[a,b]	685,048	3,288,230
Ferro Corp.[a,b]	1,667,038	25,322,307
Flotek Industries Inc.[a,b]	1,097,267	14,034,045
FutureFuel Corp.	494,180	7,007,472
GCP Applied Technologies Inc.[a,b]	1,416,947	46,263,320
Hawkins Inc.	191,762	9,396,338
HB Fuller Co.	1,004,930	51,814,191
Ingevity Corp.[a,b]	851,442	51,810,246
Innophos Holdings Inc.	384,590	20,756,322
Innospec Inc.	473,145	30,636,139
KMG Chemicals Inc.	178,065	8,203,455
Koppers Holdings Inc.[a]	408,636	17,305,735
Kraton Corp.[a,b]	595,923	18,425,939
Kronos Worldwide Inc.	443,144	7,280,856
LSB Industries Inc.[a,b]	422,581	3,963,810
Minerals Technologies Inc.	692,751	53,064,727
Olin Corp.	3,310,989	108,832,208
OMNOVA Solutions Inc.[a,b]	846,178	8,377,162
PolyOne Corp.	1,671,110	56,968,140
Quaker Chemical Corp.	257,299	33,875,986
Rayonier Advanced Materials Inc.	864,442	11,626,745
Sensient Technologies Corp.	886,561	70,268,825
Stepan Co.	392,201	30,909,361
TerraVia Holdings Inc.[a,b]	1,562,158	1,131,783
Trecora Resources[a,b]	388,772	4,315,369
Tredegar Corp.	506,937	8,896,744
Trinseo SA	547,277	36,722,287
Tronox Ltd. Class A	1,293,803	23,870,665
Valhi Inc.	497,610	1,632,161

		1,058,627,946
COMMERCIAL SERVICES & SUPPLIES — 2.31%
ABM Industries Inc.	1,117,648	48,729,453
ACCO Brands Corp.[a]	2,139,774	28,138,028
Advanced Disposal Services Inc.[a,b]	451,595	10,206,047

Security	Shares	Value
Aqua Metals Inc.[a,b]	246,700	$4,820,518
ARC Document Solutions Inc.[a]	830,632	2,865,680
Brady Corp. Class A	910,972	35,209,068
Brink’s Co. (The)	903,332	48,283,095
Casella Waste Systems Inc. Class Aa,b	767,683	10,832,007
CECO Environmental Corp.	593,260	6,235,163
CompX International Inc.	32,893	504,908
Deluxe Corp.	976,729	70,490,532
Ennis Inc.	505,570	8,594,690
Essendant Inc.	752,762	11,404,344
Healthcare Services Group Inc.	1,397,197	60,205,219
Heritage-Crystal Clean Inc.[a,b]	253,130	3,467,881
Herman Miller Inc.	1,182,658	37,312,860
HNI Corp.	903,974	41,664,162
InnerWorkings Inc.[a,b]	789,185	7,860,283
Interface Inc.	1,281,875	24,419,719
Kimball International Inc. Class B	729,769	12,041,188
Knoll Inc.	954,784	22,733,407
Matthews International Corp. Class A	639,032	43,230,515
McGrath RentCorp	468,090	15,713,781
Mobile Mini Inc.	881,777	26,894,198
MSA Safety Inc.	619,079	43,762,695
Multi-Color Corp.	274,378	19,480,838
NL Industries Inc.[a,b]	172,020	1,109,529
Quad/Graphics Inc.	577,048	14,564,692
SP Plus Corp.[a,b]	342,940	11,574,225
Steelcase Inc. Class A	1,709,598	28,635,766
Team Inc.[a,b]	578,832	15,657,406
Tetra Tech Inc.	1,155,312	47,194,495
TRC Companies Inc.[a,b]	376,744	6,574,183
U.S. Ecology Inc.	433,544	20,311,536
UniFirst Corp./MAb	300,314	42,479,415
Viad Corp.	411,777	18,612,320
VSE Corp.	175,280	7,151,424
West Corp.	886,286	21,643,104

		880,608,374
COMMUNICATIONS EQUIPMENT — 1.93%
Acacia Communications Inc.[a,b]	105,677	6,194,786
ADTRAN Inc.	966,407	20,052,945
Aerohive Networks Inc.[a,b]	522,963	2,201,674
Applied Optoelectronics Inc.[a,b]	360,227	20,226,746
Bel Fuse Inc. Class B	188,393	4,813,441
Black Box Corp.	307,608	2,753,092
CalAmp Corp.[a,b]	730,570	12,266,270
Calix Inc.[a,b]	820,646	5,949,684
Ciena Corp.[a,b]	2,754,074	65,023,687
Clearfield Inc.[a,b]	232,835	3,830,136
Comtech Telecommunications Corp.	468,105	6,899,868
Digi International Inc.[a]	518,315	6,167,949
EMCORE Corp.	416,485	3,748,365
Extreme Networks Inc.[a,b]	2,059,085	15,463,728
Finisar Corp.[a,b]	2,145,741	58,664,559
Harmonic Inc.[a,b]	1,526,554	9,082,996
Infinera Corp.[a,b]	2,809,894	28,745,216
InterDigital Inc./PA	698,055	60,242,146
Ixia[a]	1,281,830	25,187,959
KVH Industries Inc.[a,b]	305,176	2,563,478
Lumentum Holdings Inc.[a,b]	1,007,286	53,738,708
NETGEAR Inc.[a,b]	647,392	32,078,274
NetScout Systems Inc.[a,b]	1,786,634	67,802,760
Oclaro Inc.[a,b]	2,237,858	21,975,766
Plantronics Inc.	664,008	35,929,473
Quantenna Communications Inc.[a,b]	133,846	2,788,012

33

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
ShoreTel Inc.[a]	1,333,668	$8,202,058
Silicom Ltd.	112,084	5,567,212
Sonus Networks Inc.[a,b]	945,495	6,230,812
Ubiquiti Networks Inc.[a,b]	518,218	26,045,637
ViaSat Inc.[a,b]	1,029,405	65,696,627
Viavi Solutions Inc.[a,b]	4,696,464	50,346,094

		736,480,158
CONSTRUCTION & ENGINEERING — 0.97%
Aegion Corp.[a,b]	700,864	16,056,794
Ameresco Inc. Class Aa,b	431,794	2,828,251
Argan Inc.	268,406	17,755,057
Comfort Systems USA Inc.	736,274	26,984,442
Dycom Industries Inc.[a,b]	612,757	56,955,763
EMCOR Group Inc.	1,207,801	76,031,073
Granite Construction Inc.	790,350	39,667,666
Great Lakes Dredge & Dock Corp.[a,b]	1,182,103	4,728,412
HC2 Holdings Inc.[a,b]	676,289	4,192,992
IES Holdings Inc.[a,b]	153,568	2,779,581
Layne Christensen Co.[a,b]	367,205	3,246,092
MasTec Inc.[a,b]	1,324,435	53,043,622
MYR Group Inc.[a]	297,935	12,215,335
NV5 Global Inc.[a,b]	145,789	5,481,666
Orion Group Holdings Inc.[a,b]	537,129	4,012,354
Primoris Services Corp.	803,262	18,651,744
Tutor Perini Corp.[a,b]	757,850	24,099,630

		368,730,474
CONSTRUCTION MATERIALS — 0.30%
Forterra Inc.[a,b]	373,437	7,282,022
Headwaters Inc.[a]	1,456,979	34,209,867
Summit Materials Inc. Class Aa	2,149,761	53,120,594
U.S. Concrete Inc.[a,b]	286,617	18,501,127
U.S. Lime & Minerals Inc.	38,725	3,058,501

		116,172,111
CONSUMER FINANCE — 0.53%
Encore Capital Group Inc.[a,b]	398,575	12,276,110
Enova International Inc.[a,b]	544,595	8,087,236
Ezcorp Inc. Class Aa,b	1,019,858	8,311,843
FirstCash Inc.	955,781	46,976,636
Green Dot Corp. Class Aa,b	859,590	28,675,922
LendingClub Corp.[a,b]	6,587,450	36,165,100
Nelnet Inc. Class A	413,737	18,146,505
PRA Group Inc.[a,b]	936,687	31,051,174
Regional Management Corp.[a,b]	219,582	4,266,478
World Acceptance Corp.[a,b]	126,897	6,570,727

		200,527,731
CONTAINERS & PACKAGING — 0.14%
Greif Inc.	112,858	7,369,628
Greif Inc. Class A	513,456	28,286,291
Multi Packaging Solutions International Ltd.[a,b]	430,635	7,729,898
Myers Industries Inc.	426,907	6,766,476
UFP Technologies Inc.[a,b]	129,160	3,345,244

		53,497,537
DISTRIBUTORS — 0.08%
Core-Mark Holding Co. Inc.	917,930	28,630,237

Security	Shares	Value
Weyco Group Inc.	128,849	$3,618,080

		32,248,317
DIVERSIFIED CONSUMER SERVICES — 0.98%
American Public Education Inc.[a,b]	320,888	7,348,335
Ascent Capital Group Inc. Class Aa,b	210,501	2,974,379
Bridgepoint Education Inc.[a,b]	370,834	3,956,799
Bright Horizons Family Solutions Inc.[a,b]	874,576	63,398,014
Cambium Learning Group Inc.[a,b]	275,665	1,350,759
Capella Education Co.	223,322	18,987,953
Career Education Corp.[a,b]	1,354,174	11,781,314
Carriage Services Inc.	302,579	8,205,942
Chegg Inc.[a,b]	1,618,170	13,657,355
Collectors Universe Inc.	152,830	3,988,863
DeVry Education Group Inc.[b]	1,247,130	44,210,758
Grand Canyon Education Inc.[a,b]	895,498	64,126,612
Houghton Mifflin Harcourt Co.[a,b]	2,487,577	25,248,907
K12 Inc.[a]	673,483	12,897,199
Laureate Education Inc. Class Aa	719,137	10,262,085
Liberty Tax Inc.	133,155	1,897,459
Regis Corp.[a]	745,431	8,736,451
Sotheby’sa	995,971	45,296,761
Strayer Education Inc.[b]	210,687	16,958,197
Weight Watchers International Inc.[a,b]	564,682	8,792,099

		374,076,241
DIVERSIFIED FINANCIAL SERVICES — 0.11%
FNFV Group[a,b]	1,325,538	17,563,378
Marlin Business Services Corp.	165,300	4,256,475
NewStar Financial Inc.	487,604	5,158,850
On Deck Capital Inc.[a,b]	973,366	4,905,765
PICO Holdings Inc.[a,b]	433,568	6,069,952
Tiptree Inc.[b]	453,327	3,309,287

		41,263,707
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
ATN International Inc.	215,231	15,156,567
Cincinnati Bell Inc.[a,b]	857,962	15,185,927
Cogent Communications Holdings Inc.	831,378	35,790,823
Consolidated Communications Holdings Inc.[b]	997,140	23,353,019
Fairpoint Communications Inc.[a,b]	436,812	7,251,079
General Communication Inc. Class Aa,b	539,790	11,227,632
Globalstar Inc.[a,b]	7,971,484	12,754,374
Hawaiian Telcom Holdco Inc.[a,b]	121,535	2,784,367
IDT Corp. Class B	346,374	4,405,877
Intelsat SAa,b	655,119	2,718,744
Iridium Communications Inc.[a,b]	1,642,447	15,849,614
Lumos Networks Corp.[a,b]	375,238	6,641,713
ORBCOMM Inc.[a,b]	1,299,663	12,411,782
pdvWireless Inc.[a,b]	193,964	4,238,113
Straight Path Communications Inc. Class Ba,b	192,384	6,920,052
Vonage Holdings Corp.[a,b]	3,807,377	24,062,623
Windstream Holdings Inc.	3,633,208	19,800,984

		220,553,290
ELECTRIC UTILITIES — 1.08%
ALLETE Inc.	995,546	67,408,420
El Paso Electric Co.	807,733	40,790,517
Genie Energy Ltd. Class B	255,968	1,853,208
IDACORP Inc.	1,011,491	83,913,293
MGE Energy Inc.	693,832	45,099,080

34

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Otter Tail Corp.	755,507	$28,633,715
PNM Resources Inc.	1,602,720	59,300,640
Portland General Electric Co.	1,801,793	80,035,645
Spark Energy Inc. Class Ab	99,375	3,175,031

		410,209,549
ELECTRICAL EQUIPMENT — 0.67%
Allied Motion Technologies Inc.	130,884	2,630,768
American Superconductor Corp.[a,b]	247,204	1,695,819
Atkore International Group Inc.[a]	252,690	6,640,693
AZZ Inc.	514,567	30,616,737
Babcock & Wilcox Enterprises Inc.[a,b]	936,754	8,749,282
Encore Wire Corp.	406,688	18,707,648
Energous Corp.[a,b]	294,874	4,600,034
EnerSys	867,526	68,482,503
FuelCell Energy Inc.[a,b]	714,641	982,631
Generac Holdings Inc.[a,b]	1,228,435	45,796,057
General Cable Corp.	972,292	17,452,641
LSI Industries Inc.	471,924	4,761,713
Plug Power Inc.[a,b]	3,751,772	5,177,445
Powell Industries Inc.	171,238	5,897,437
Power Solutions International Inc.[a,b]	98,626	995,136
Preformed Line Products Co.	50,112	2,613,341
Sunrun Inc.[a,b]	1,267,800	6,846,120
Thermon Group Holdings Inc.[a,b]	636,203	13,258,471
TPI Composites Inc.[a,b]	124,353	2,363,951
Vicor Corp.[a,b]	330,636	5,323,240

		253,591,667
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.04%
Agilysys Inc.[a,b]	321,776	3,040,783
Anixter International Inc.[a,b]	582,309	46,177,104
AVX Corp.	933,816	15,295,906
Badger Meter Inc.	571,826	21,014,605
Belden Inc.	835,867	57,833,638
Benchmark Electronics Inc.[a]	994,175	31,614,765
Coherent Inc.[a,b]	482,566	99,234,872
Control4 Corp.[a,b]	396,514	6,260,956
CTS Corp.	625,942	13,332,565
Daktronics Inc.	742,586	7,017,438
Electro Scientific Industries Inc.[a]	563,490	3,927,525
ePlus Inc.[a]	126,191	17,042,095
Fabrinet[a,b]	700,561	29,444,579
FARO Technologies Inc.[a,b]	327,495	11,707,946
II-VI Inc.[a]	1,188,649	42,850,796
Insight Enterprises Inc.[a]	735,762	30,232,461
InvenSense Inc.[a,b]	1,638,907	20,699,395
Itron Inc.[a]	666,556	40,459,949
Kimball Electronics Inc.[a]	556,330	9,429,793
Knowles Corp.[a,b]	1,763,601	33,420,239
Littelfuse Inc.	439,812	70,330,337
Maxwell Technologies Inc.[a,b]	636,938	3,700,610
Mesa Laboratories Inc.	59,307	7,276,969
Methode Electronics Inc.	724,013	33,014,993
MTS Systems Corp.	332,393	18,298,235
Novanta Inc.[a,b]	628,714	16,692,357
OSI Systems Inc.[a,b]	349,339	25,498,254
Park Electrochemical Corp.	381,675	6,816,715
PC Connection Inc.	225,113	6,706,116
Plexus Corp.[a]	665,786	38,482,431
RadiSys Corp.[a,b]	718,006	2,872,024
Rogers Corp.[a,b]	359,770	30,893,450
Sanmina Corp.[a]	1,463,551	59,420,171

Security	Shares	Value
ScanSource Inc.[a]	506,726	$19,888,995
SYNNEX Corp.	586,092	65,607,138
Systemax Inc.	230,792	2,559,483
Tech Data Corp.[a,b]	702,379	65,953,388
TTM Technologies Inc.[a,b]	1,450,191	23,391,581
Universal Display Corp.[b]	826,810	71,188,341
Vishay Intertechnology Inc.	2,733,201	44,961,156
Vishay Precision Group Inc.[a,b]	238,052	3,761,222

		1,157,351,376
ENERGY EQUIPMENT & SERVICES — 1.12%
Archrock Inc.	1,397,700	17,331,480
Atwood Oceanics Inc.[a]	1,535,472	14,633,048
Bristow Group Inc.	669,935	10,189,711
CARBO Ceramics Inc.[a]	455,404	5,938,468
Dawson Geophysical Co.[a,b]	412,765	2,294,973
Era Group Inc.[a,b]	395,304	5,241,731
Exterran Corp.[a]	629,833	19,808,248
Fairmount Santrol Holdings Inc.[a,b]	1,818,722	13,331,232
Forum Energy Technologies Inc.[a,b]	1,262,398	26,131,639
Geospace Technologies Corp.[a,b]	259,247	4,207,579
Helix Energy Solutions Group Inc.[a,b]	2,767,039	21,499,893
Hornbeck Offshore Services Inc.[a,b]	645,995	2,861,758
Independence Contract Drilling Inc.[a,b]	595,562	3,281,547
Keane Group Inc.[a]	632,306	9,041,976
Mammoth Energy Services Inc.[a,b]	156,295	3,361,905
Matrix Service Co.[a,b]	527,541	8,704,427
McDermott International Inc.[a,b]	4,828,755	32,594,096
Natural Gas Services Group Inc.[a,b]	244,604	6,371,934
Newpark Resources Inc.[a,b]	1,643,662	13,313,662
Oil States International Inc.[a,b]	1,019,093	33,782,933
Parker Drilling Co.[a,b]	2,415,769	4,227,596
PHI Inc. NVS[a,b]	233,144	2,793,065
Pioneer Energy Services Corp.[a,b]	1,479,739	5,918,956
RigNet Inc.[a,b]	255,330	5,476,829
SEACOR Holdings Inc.[a,b]	317,056	21,937,105
Seadrill Ltd.[a,b]	7,776,642	12,831,459
Smart Sand Inc.[a,b]	233,736	3,798,210
Tesco Corp.[a,b]	901,878	7,260,118
TETRA Technologies Inc.[a,b]	2,243,407	9,130,666
Tidewater Inc.[a,b]	956,594	1,100,083
U.S. Silica Holdings Inc.	1,484,720	71,251,713
Unit Corp.[a,b]	1,012,955	24,472,993
Willbros Group Inc.[a,b]	843,147	2,310,223

		426,431,256
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.30%
Acadia Realty Trust[b]	1,619,210	48,673,453
Agree Realty Corp.[b]	503,365	24,141,385
Alexander’s Inc.[b]	43,257	18,680,968
American Assets Trust Inc.[b]	790,718	33,083,641
Armada Hoffler Properties Inc.[b]	723,719	10,052,457
Ashford Hospitality Prime Inc.[b]	516,890	5,484,203
Ashford Hospitality Trust Inc.	1,641,366	10,455,501
Bluerock Residential Growth REIT Inc.[b]	462,642	5,695,123
CareTrust REIT Inc.[b]	1,294,737	21,777,476
CatchMark Timber Trust Inc. Class Ab	777,995	8,962,502
CBL & Associates Properties Inc.[b]	3,431,889	32,740,221
Cedar Realty Trust Inc.[b]	1,671,998	8,393,430
Chatham Lodging Trust[b]	748,076	14,774,501
Chesapeake Lodging Trust[b]	1,185,577	28,406,425
City Office REIT Inc.[b]	536,604	6,519,739
Clipper Realty Inc.	117,117	1,501,440

35

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Colony Starwood Homes[b]	1,447,232	$49,133,526
Community Healthcare Trust Inc.[b]	252,246	6,028,679
CorEnergy Infrastructure Trust Inc.[b]	247,254	8,352,240
CoreSite Realty Corp.[b]	674,942	60,778,527
Cousins Properties Inc.[b]	7,213,130	59,652,585
DiamondRock Hospitality Co.[b]	4,059,864	45,267,484
DuPont Fabros Technology Inc.[b]	1,498,739	74,322,467
Easterly Government Properties Inc.[b]	670,056	13,260,408
EastGroup Properties Inc.[b]	637,367	46,865,596
Education Realty Trust Inc.[b]	1,480,002	60,458,082
Farmland Partners Inc.	526,102	5,876,559
FelCor Lodging Trust Inc.[b]	2,747,305	20,632,261
First Industrial Realty Trust Inc.[b]	2,340,351	62,323,547
First Potomac Realty Trust[b]	1,171,506	12,043,082
Four Corners Property Trust Inc.[b]	1,214,920	27,736,624
Franklin Street Properties Corp.[b]	2,098,835	25,479,857
GEO Group Inc. (The)	1,622,901	75,253,919
Getty Realty Corp.[b]	521,984	13,190,536
Gladstone Commercial Corp.[b]	480,183	9,925,383
Global Medical REIT Inc.[b]	297,328	2,699,738
Global Net Lease Inc.[b]	1,355,738	32,646,171
Government Properties Income Trust[b]	1,101,921	23,063,207
Gramercy Property Trust[b]	2,828,723	74,395,415
Healthcare Realty Trust Inc.[b]	2,297,091	74,655,457
Hersha Hospitality Trust[b]	782,911	14,710,898
Hudson Pacific Properties Inc.[b]	2,442,211	84,598,189
Independence Realty Trust Inc.[b]	1,182,477	11,079,809
InfraREIT Inc.[a,b]	787,781	14,180,058
Investors Real Estate Trust[b]	2,462,554	14,602,945
iStar Inc.[a,b]	1,389,621	16,397,528
Kite Realty Group Trust[b]	1,610,214	34,619,601
LaSalle Hotel Properties[b]	2,149,515	62,228,459
Lexington Realty Trust[b]	4,644,973	46,356,831
LTC Properties Inc.[b]	745,755	35,721,665
Mack-Cali Realty Corp.[b]	1,808,443	48,719,454
MedEquities Realty Trust Inc.[b]	408,398	4,578,142
Medical Properties Trust Inc.[b]	5,929,771	76,434,748
Monmouth Real Estate Investment Corp.[b]	1,352,020	19,293,325
Monogram Residential Trust Inc.[b]	3,425,161	34,148,855
National Health Investors Inc.[b]	739,207	53,688,604
National Storage Affiliates Trust[b]	819,639	19,589,372
New Senior Investment Group Inc.[b]	1,538,712	15,694,862
NexPoint Residential Trust Inc.[b]	365,385	8,827,702
NorthStar Realty Europe Corp.[b]	1,091,441	12,649,801
One Liberty Properties Inc.	265,272	6,196,754
Parkway Inc.[b]	846,197	16,830,858
Pebblebrook Hotel Trust[b]	1,447,283	42,275,136
Pennsylvania REIT[b]	1,338,050	20,258,077
Physicians Realty Trust[b]	3,090,447	61,407,182
Potlatch Corp.[b]	804,945	36,785,986
Preferred Apartment Communities Inc. Class Ab	477,256	6,304,552
PS Business Parks Inc.[b]	390,704	44,837,191
QTS Realty Trust Inc. Class A	929,415	45,308,981
RAIT Financial Trust[b]	1,551,451	4,964,643
Ramco-Gershenson Properties Trust	1,613,669	22,623,639
Retail Opportunity Investments Corp.[b]	2,169,782	45,630,515
Rexford Industrial Realty Inc.[b]	1,318,238	29,686,720
RLJ Lodging Trust[b]	2,459,401	57,820,518
Ryman Hospitality Properties Inc.[b]	875,537	54,134,453
Sabra Health Care REIT Inc.[b]	1,305,633	36,466,330
Saul Centers Inc.[b]	194,025	11,955,821
Select Income REIT[b]	1,275,992	32,907,834
Seritage Growth Properties Class Ab	500,608	21,601,235
Silver Bay Realty Trust Corp.	685,979	14,727,969
STAG Industrial Inc.[b]	1,672,227	41,839,120

Security	Shares	Value
Summit Hotel Properties Inc.[b]	1,713,720	$27,385,246
Sunstone Hotel Investors Inc.[b]	4,377,777	67,111,321
Terreno Realty Corp.[b]	904,381	25,322,668
Tier REIT Inc.[b]	964,229	16,739,015
UMH Properties Inc.[b]	507,628	7,721,022
Universal Health Realty Income Trust[b]	171,937	11,089,937
Urban Edge Properties[b]	1,813,640	47,698,732
Urstadt Biddle Properties Inc. Class A	401,153	8,247,706
Washington Prime Group Inc.[b]	3,753,996	32,622,225
Washington REIT[b]	1,485,240	46,458,307
Whitestone REIT[b]	551,896	7,638,241
Xenia Hotels & Resorts Inc.[b]	2,065,132	35,251,803

		2,779,354,400
FOOD & STAPLES RETAILING — 0.54%
Andersons Inc. (The)	545,018	20,656,182
Chefs’ Warehouse Inc. (The)[a,b]	398,157	5,534,382
Ingles Markets Inc. Class A	282,321	12,182,151
Natural Grocers by Vitamin Cottage Inc.[a,b]	181,505	1,885,837
Performance Food Group Co.[a,b]	769,361	18,310,792
PriceSmart Inc.	397,682	36,666,281
Smart & Final Stores Inc.[a,b]	462,753	5,599,311
SpartanNash Co.	739,541	25,876,540
SUPERVALU Inc.[a]	5,378,235	20,759,987
United Natural Foods Inc.[a,b]	998,936	43,184,003
Village Super Market Inc. Class A	145,602	3,858,453
Weis Markets Inc.	191,278	11,409,733

		205,923,652
FOOD PRODUCTS — 1.36%
AdvancePierre Foods Holdings Inc.	444,524	13,855,813
Alico Inc.	66,151	1,746,386
Amplify Snack Brands Inc.[a,b]	597,723	5,020,873
B&G Foods Inc.	1,320,047	53,131,892
Cal-Maine Foods Inc.[b]	625,816	23,030,029
Calavo Growers Inc.	311,602	18,883,081
Darling Ingredients Inc.[a]	3,293,911	47,827,588
Dean Foods Co.	1,851,740	36,405,209
Farmer Bros. Co.[a,b]	160,741	5,682,194
Fresh Del Monte Produce Inc.	651,514	38,589,174
Freshpet Inc.[a,b]	446,155	4,907,705
Inventure Foods Inc.[a,b]	388,159	1,715,663
J&J Snack Foods Corp.	297,763	40,364,752
John B Sanfilippo & Son Inc.	170,542	12,481,969
Lancaster Colony Corp.	372,604	48,006,299
Landec Corp.[a,b]	526,713	6,320,556
Lifeway Foods Inc.[a,b]	93,981	1,008,416
Limoneira Co.	235,720	4,928,905
Omega Protein Corp.	438,775	8,797,439
Sanderson Farms Inc.	398,659	41,396,751
Seaboard Corp.	5,305	22,118,985
Seneca Foods Corp. Class Aa,b	133,095	4,804,730
Snyder’s-Lance Inc.	1,602,785	64,608,263
Tootsie Roll Industries Inc.[b]	351,495	13,128,338

		518,761,010
GAS UTILITIES — 1.24%
Chesapeake Utilities Corp.	310,244	21,468,885
Delta Natural Gas Co. Inc.	138,027	4,189,119
New Jersey Resources Corp.	1,711,088	67,759,085
Northwest Natural Gas Co.	539,703	31,896,447
ONE Gas Inc.	1,035,726	70,015,078

36

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
South Jersey Industries Inc.	1,595,799	$56,890,234
Southwest Gas Holdings Inc.	945,826	78,418,434
Spire Inc.	889,939	60,070,883
WGL Holdings Inc.	1,008,144	83,202,124

		473,910,289
HEALTH CARE EQUIPMENT & SUPPLIES — 3.23%
Abaxis Inc.	440,130	21,346,305
Accuray Inc.[a,b]	1,587,486	7,540,558
Analogic Corp.	244,074	18,525,217
AngioDynamics Inc.[a,b]	550,911	9,558,306
Anika Therapeutics Inc.[a,b]	286,684	12,453,553
AtriCure Inc.[a,b]	622,936	11,929,224
Atrion Corp.	27,262	12,764,068
Avinger Inc.[a,b]	387,225	735,727
AxoGen Inc.[a,b]	528,680	5,524,706
Cantel Medical Corp.	713,586	57,158,239
Cardiovascular Systems Inc.[a]	632,296	17,878,169
Cerus Corp.[a,b]	2,048,900	9,117,605
ConforMIS Inc.[a,b]	728,924	3,804,983
CONMED Corp.	545,593	24,229,785
Corindus Vascular Robotics Inc.[a,b]	1,145,195	1,500,205
CryoLife Inc.[a]	635,900	10,587,735
Cutera Inc.[a]	238,085	4,928,359
Endologix Inc.[a,b]	1,601,314	11,593,513
Entellus Medical Inc.[a,b]	169,032	2,332,642
Exactech Inc.[a,b]	206,482	5,203,346
GenMark Diagnostics Inc.[a,b]	860,100	11,026,482
Glaukos Corp.[a,b]	334,084	17,138,509
Globus Medical Inc. Class Aa,b	1,403,917	41,584,022
Haemonetics Corp.[a,b]	1,019,197	41,348,822
Halyard Health Inc.[a]	931,607	35,484,911
ICU Medical Inc.[a,b]	292,519	44,667,651
Inogen Inc.[a]	324,620	25,177,527
Insulet Corp.[a,b]	1,153,907	49,721,853
Integer Holdings Corp.[a]	615,596	24,746,959
Integra LifeSciences Holdings Corp.[a,b]	1,206,221	50,818,091
Invacare Corp.	650,032	7,735,381
InVivo Therapeutics Holdings Corp.[a,b]	641,966	2,599,962
iRadimed Corp.[a,b]	78,964	702,780
iRhythm Technologies Inc.[a,b]	142,768	5,368,077
IRIDEX Corp.[a,b]	147,665	1,752,784
K2M Group Holdings Inc.[a,b]	512,952	10,520,645
LeMaitre Vascular Inc.	269,854	6,646,504
Masimo Corp.[a,b]	816,092	76,108,740
Meridian Bioscience Inc.[b]	827,832	11,424,082
Merit Medical Systems Inc.[a]	854,893	24,706,408
Natus Medical Inc.[a,b]	650,132	25,517,681
Neogen Corp.[a,b]	725,701	47,569,701
Nevro Corp.[a,b]	480,462	45,019,289
Novocure Ltd.[a,b]	1,039,371	8,418,905
NuVasive Inc.[a,b]	991,092	74,014,751
NxStage Medical Inc.[a,b]	1,268,778	34,041,314
Obalon Therapeutics Inc.[a,b]	95,580	1,021,750
OraSure Technologies Inc.[a,b]	1,080,218	13,967,219
Orthofix International NVa,b	349,514	13,333,959
Oxford Immunotec Global PLC[a,b]	445,331	6,898,177
Penumbra Inc.[a,b]	553,543	46,193,163
Quidel Corp.[a,b]	531,721	12,038,163
Rockwell Medical Inc.[a,b]	940,431	5,887,098
RTI Surgical Inc.[a,b]	1,128,931	4,515,724
Second Sight Medical Products Inc.[a,b]	294,655	356,533
Senseonics Holdings Inc.[a,b]	543,239	972,398
Spectranetics Corp. (The)[a,b]	851,814	24,809,083

Security	Shares	Value
STAAR Surgical Co.[a,b]	790,694	$7,748,801
Surmodics Inc.[a]	255,351	6,141,192
Tactile Systems Technology Inc.[a,b]	81,819	1,550,470
Tandem Diabetes Care Inc.[a,b]	380,564	456,677
TransEnterix Inc.[a,b]	1,361,465	1,647,373
Utah Medical Products Inc.	68,041	4,238,954
ViewRay Inc.[a,b]	133,784	1,138,502
Wright Medical Group NVa,b	2,054,239	63,927,918
Zeltiq Aesthetics Inc.[a,b]	709,506	39,455,629

		1,228,872,859
HEALTH CARE PROVIDERS & SERVICES — 1.86%
AAC Holdings Inc.[a,b]	211,647	1,805,349
Aceto Corp.	601,304	9,506,616
Addus HomeCare Corp.[a,b]	150,879	4,828,128
Adeptus Health Inc. Class Aa,b	480,203	864,365
Air Methods Corp.[a,b]	676,413	29,085,759
Almost Family Inc.[a,b]	218,409	10,614,677
Amedisys Inc.[a,b]	556,050	28,408,594
American Renal Associates Holdings Inc.[a,b]	192,023	3,241,348
AMN Healthcare Services Inc.[a,b]	949,088	38,532,973
BioScrip Inc.[a,b]	1,847,647	3,141,000
BioTelemetry Inc.[a,b]	539,545	15,619,828
Capital Senior Living Corp.[a,b]	565,533	7,951,394
Chemed Corp.	321,795	58,788,729
Civitas Solutions Inc.[a,b]	310,122	5,690,739
Community Health Systems Inc.[a,b]	2,227,227	19,755,503
CorVel Corp.[a,b]	200,884	8,738,454
Cross Country Healthcare Inc.[a,b]	650,051	9,334,732
Diplomat Pharmacy Inc.[a,b]	915,421	14,600,965
Ensign Group Inc. (The)	951,422	17,886,734
Fulgent Genetics Inc.[a,b]	76,656	837,084
Genesis Healthcare Inc.[a,b]	732,581	1,934,014
HealthEquity Inc.[a,b]	860,220	36,516,339
HealthSouth Corp.	1,786,210	76,467,650
Kindred Healthcare Inc.	1,673,919	13,977,224
Landauer Inc.	190,801	9,301,549
LHC Group Inc.[a,b]	293,711	15,831,023
Magellan Health Inc.[a]	465,058	32,112,255
Molina Healthcare Inc.[a,b]	862,468	39,328,541
National Healthcare Corp.	223,639	15,945,461
National Research Corp. Class A	169,577	3,340,667
Nobilis Health Corp.[a,b]	1,116,150	1,897,455
Owens & Minor Inc.	1,238,652	42,857,359
PharMerica Corp.[a,b]	589,780	13,800,852
Providence Service Corp. (The)[a,b]	234,348	10,414,425
Quorum Health Corp.[a]	595,460	3,239,302
RadNet Inc.[a,b]	756,108	4,461,037
Select Medical Holdings Corp.[a]	2,148,789	28,686,333
Surgery Partners Inc.[a,b]	374,544	7,303,608
Teladoc Inc.[a,b]	474,001	11,850,025
Tivity Health Inc.[a,b]	634,959	18,477,307
Triple-S Management Corp. Class Ba	484,656	8,515,406
U.S. Physical Therapy Inc.	239,165	15,617,474
Universal American Corp.[a]	821,945	8,194,792

		709,303,069
HEALTH CARE TECHNOLOGY — 0.51%
Castlight Health Inc.[a,b]	829,703	3,028,416
Computer Programs & Systems Inc.[b]	224,171	6,276,788
Cotiviti Holdings Inc.[a,b]	263,409	10,965,717
Evolent Health Inc.[a,b]	329,816	7,354,897
HealthStream Inc.[a,b]	507,588	12,298,857

37

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
HMS Holdings Corp.[a,b]	1,698,205	$34,524,508
Medidata Solutions Inc.[a,b]	1,096,743	63,271,104
NantHealth Inc.[a,b]	129,191	640,787
Omnicell Inc.[a,b]	708,781	28,811,948
Quality Systems Inc.[a]	1,016,444	15,490,606
Tabula Rasa HealthCare Inc.[a,b]	98,680	1,330,206
Vocera Communications Inc.[a,b]	486,783	12,086,822

		196,080,656
HOTELS, RESTAURANTS & LEISURE — 3.01%
Belmond Ltd. Class Aa,b	1,681,838	20,350,240
Biglari Holdings Inc.[a]	20,972	9,059,485
BJ’s Restaurants Inc.[a,b]	421,238	17,018,015
Bloomin’ Brands Inc.	2,097,354	41,380,794
Bob Evans Farms Inc./DE	396,735	25,736,199
Bojangles’ Inc.[a,b]	192,777	3,951,929
Boyd Gaming Corp.[a,b]	1,652,429	36,369,962
Buffalo Wild Wings Inc.[a,b]	355,321	54,275,283
Caesars Acquisition Co. Class Aa,b	951,390	14,651,406
Caesars Entertainment Corp.[a,b]	1,115,594	10,653,923
Carrols Restaurant Group Inc.[a]	685,726	9,703,023
Century Casinos Inc.[a,b]	433,645	3,278,356
Cheesecake Factory Inc. (The)	902,007	57,151,164
Churchill Downs Inc.	268,097	42,587,208
Chuy’s Holdings Inc.[a,b]	321,877	9,591,935
ClubCorp Holdings Inc.	1,284,543	20,616,915
Cracker Barrel Old Country Store Inc.[b]	381,626	60,773,940
Dave & Buster’s Entertainment Inc.[a,b]	753,703	46,043,716
Del Frisco’s Restaurant Group Inc.[a,b]	480,639	8,675,534
Del Taco Restaurants Inc.[a,b]	485,975	6,444,029
Denny’s Corp.[a,b]	1,391,174	17,208,822
DineEquity Inc.	357,357	19,447,368
El Pollo Loco Holdings Inc.[a,b]	434,791	5,195,752
Eldorado Resorts Inc.[a,b]	574,252	10,867,719
Empire Resorts Inc.[a,b]	67,851	1,645,387
Fiesta Restaurant Group Inc.[a,b]	533,786	12,917,621
Fogo De Chao Inc.[a,b]	104,457	1,697,426
Golden Entertainment Inc.	210,641	2,786,780
Habit Restaurants Inc. (The)[a,b]	269,790	4,775,283
ILG Inc.	2,264,212	47,457,884
International Speedway Corp. Class A	515,874	19,061,544
Intrawest Resorts Holdings Inc.[a,b]	320,979	8,027,685
Isle of Capri Casinos Inc.[a,b]	498,723	13,146,338
J Alexander’s Holdings Inc.[a,b]	265,280	2,666,064
Jack in the Box Inc.	655,494	66,676,850
Jamba Inc.[a,b]	255,000	2,307,750
Kona Grill Inc.[a,b]	153,841	969,198
La Quinta Holdings Inc.[a,b]	1,684,647	22,776,427
Lindblad Expeditions Holdings Inc.[a,b]	300,599	2,693,367
Luby’s Inc.[a,b]	380,756	1,184,151
Marcus Corp. (The)	368,624	11,832,830
Marriott Vacations Worldwide Corp.[b]	447,003	44,669,010
Monarch Casino & Resort Inc.[a]	207,904	6,141,484
Nathan’s Famous Inc.[a,b]	61,504	3,853,226
Noodles & Co.[a,b]	219,271	1,260,808
Papa John’s International Inc.	542,754	43,442,030
Penn National Gaming Inc.[a,b]	1,562,493	28,796,746
Pinnacle Entertainment Inc.[a,b]	1,083,205	21,144,162
Planet Fitness Inc. Class A	526,092	10,137,793
Potbelly Corp.[a,b]	471,301	6,551,084
Red Lion Hotels Corp.[a,b]	277,183	1,954,140
Red Robin Gourmet Burgers Inc.[a,b]	252,774	14,774,640
Red Rock Resorts Inc. Class A	606,348	13,448,799
Ruby Tuesday Inc.[a,b]	1,185,725	3,331,887

Security	Shares	Value
Ruth’s Hospitality Group Inc.	599,925	$12,028,496
Scientific Games Corp. Class Aa,b	1,031,641	24,398,310
SeaWorld Entertainment Inc.	1,330,006	24,299,210
Shake Shack Inc. Class Aa,b	316,338	10,565,689
Sonic Corp.	900,363	22,833,206
Speedway Motorsports Inc.	236,701	4,459,447
Texas Roadhouse Inc.	1,316,088	58,605,399
Wingstop Inc.[b]	316,420	8,948,358
Zoe’s Kitchen Inc.[a,b]	386,356	7,147,586

		1,146,446,812
HOUSEHOLD DURABLES — 1.30%
AV Homes Inc.[a,b]	254,210	4,181,755
Bassett Furniture Industries Inc.	207,144	5,572,174
Beazer Homes USA Inc.[a,b]	654,787	7,942,566
Cavco Industries Inc.[a,b]	167,605	19,509,222
Century Communities Inc.[a,b]	317,212	8,057,185
CSS Industries Inc.	169,749	4,399,894
Ethan Allen Interiors Inc.	487,910	14,954,441
Flexsteel Industries Inc.	128,523	6,477,559
GoPro Inc. Class Aa,b	2,010,041	17,487,357
Green Brick Partners Inc.[a,b]	466,669	4,643,357
Helen of Troy Ltd.[a,b]	560,125	52,763,775
Hooker Furniture Corp.	224,253	6,963,056
Hovnanian Enterprises Inc. Class Aa,b	2,469,584	5,605,956
Installed Building Products Inc.[a]	401,157	21,161,032
iRobot Corp.[a,b]	534,743	35,367,902
KB Home	1,685,602	33,509,768
La-Z-Boy Inc.	975,675	26,343,225
LGI Homes Inc.[a,b]	310,741	10,537,227
Libbey Inc.	437,759	6,382,526
Lifetime Brands Inc.	223,506	4,492,471
M/I Homes Inc.[a,b]	480,084	11,762,058
MDC Holdings Inc.	837,117	25,155,366
Meritage Homes Corp.[a,b]	761,819	28,034,939
NACCO Industries Inc. Class Ab	77,003	5,374,809
New Home Co. Inc. (The)[a,b]	259,187	2,711,096
Taylor Morrison Home Corp. Class Aa	809,939	17,267,899
TopBuild Corp.[a,b]	770,832	36,229,104
TRI Pointe Group Inc.[a,b]	2,988,523	37,476,078
UCP Inc. Class Aa,b	159,402	1,617,930
Universal Electronics Inc.[a,b]	279,695	19,159,107
William Lyon Homes Class Aa,b	487,535	10,052,972
ZAGG Inc.[a,b]	547,886	3,944,779

		495,138,585
HOUSEHOLD PRODUCTS — 0.30%
Central Garden & Pet Co.[a,b]	212,423	7,874,521
Central Garden & Pet Co. Class Aa	661,174	22,955,961
HRG Group Inc.[a,b]	2,367,799	45,745,877
Oil-Dri Corp. of America	100,204	3,734,603
Orchids Paper Products Co.[b]	177,755	4,266,120
WD-40 Co.	277,420	30,224,909

		114,801,991
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
Atlantic Power Corp.[a]	2,435,590	6,454,314
Atlantica Yield PLC	1,177,555	24,681,553
Dynegy Inc.[a,b]	2,355,384	18,513,318
NRG Yield Inc. Class A	698,849	12,152,984
NRG Yield Inc. Class C	1,271,924	22,513,055
Ormat Technologies Inc.	776,603	44,328,499

38

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Pattern Energy Group Inc.	1,310,812	$26,386,646
TerraForm Global Inc. Class A	1,775,989	8,524,747
TerraForm Power Inc.[a,b]	1,749,276	21,638,544
Vivint Solar Inc.[a,b]	446,953	1,251,468

		186,445,128
INDUSTRIAL CONGLOMERATES — 0.05%
Raven Industries Inc.	720,352	20,926,226

		20,926,226
INSURANCE — 2.34%
Ambac Financial Group Inc.[a,b]	642,232	12,112,496
American Equity Investment Life Holding Co.	1,378,830	32,581,753
AMERISAFE Inc.	366,356	23,776,504
Argo Group International Holdings Ltd.	582,933	39,522,857
Atlas Financial Holdings Inc.[a,b]	234,473	3,200,556
Baldwin & Lyons Inc. Class B	199,676	4,882,078
Blue Capital Reinsurance Holdings Ltd.	120,059	2,317,139
Citizens Inc./TXa,b	927,621	6,892,224
CNO Financial Group Inc.	3,060,096	62,731,968
Crawford & Co. Class B	244,542	2,452,756
Donegal Group Inc. Class A	167,256	2,947,051
eHealth Inc.[a,b]	373,404	4,495,784
EMC Insurance Group Inc.	169,593	4,758,780
Employers Holdings Inc.	649,926	24,664,692
Enstar Group Ltd.[a]	230,199	44,037,069
FBL Financial Group Inc. Class A	195,748	12,811,707
Federated National Holding Co.	252,209	4,396,003
Fidelity & Guaranty Life[b]	260,967	7,254,883
Genworth Financial Inc. Class Aa	9,177,535	37,811,444
Global Indemnity Ltd.[a,b]	168,176	6,473,094
Greenlight Capital Re Ltd. Class Aa,b	597,616	13,207,314
Hallmark Financial Services Inc.[a,b]	277,432	3,065,624
HCI Group Inc.	169,105	7,707,806
Heritage Insurance Holdings Inc.	534,736	6,828,579
Horace Mann Educators Corp.	823,803	33,817,113
Independence Holding Co.	139,929	2,602,679
Infinity Property & Casualty Corp.	218,567	20,873,148
Investors Title Co.	28,919	4,573,540
James River Group Holdings Ltd.	298,197	12,780,723
Kemper Corp.	789,638	31,506,556
Kinsale Capital Group Inc.	141,566	4,535,775
Maiden Holdings Ltd.	1,346,101	18,845,414
MBIA Inc.[a,b]	2,692,539	22,805,805
National General Holdings Corp.	991,309	23,553,502
National Western Life Group Inc.[b]	45,717	13,905,283
Navigators Group Inc. (The)	461,284	25,047,721
OneBeacon Insurance Group Ltd. Class A	420,535	6,728,560
Patriot National Inc.[a,b]	228,692	644,911
Primerica Inc.	902,214	74,161,991
RLI Corp.	768,802	46,143,496
Safety Insurance Group Inc.	230,993	16,192,609
Selective Insurance Group Inc.	1,146,746	54,069,074
State Auto Financial Corp.	318,864	8,752,817
State National Companies Inc.	625,165	9,002,376
Stewart Information Services Corp.	469,558	20,745,072
Third Point Reinsurance Ltd.[a,b]	1,366,212	16,531,165
Trupanion Inc.[a,b]	315,848	4,491,359
United Fire Group Inc.	426,240	18,230,285
United Insurance Holdings Corp.	343,272	5,475,188
Universal Insurance Holdings Inc.	672,138	16,467,381

Security	Shares	Value
WMIH Corp.[a,b]	4,268,370	$6,189,136

		889,602,840
INTERNET & DIRECT MARKETING RETAIL — 0.51%
1-800-Flowers.com Inc. Class Aa,b	518,991	5,293,708
Duluth Holdings Inc.[a,b]	189,953	4,044,099
Etsy Inc.[a,b]	2,086,983	22,184,629
FTD Companies Inc.[a,b]	347,050	6,989,587
Gaia Inc.[a,b]	145,159	1,444,332
HSN Inc.	629,727	23,362,872
Lands’ End Inc.[a,b]	294,944	6,326,549
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,450,044	20,445,620
NutriSystem Inc.	580,672	32,227,296
Overstock.com Inc.[a,b]	264,666	4,552,255
PetMed Express Inc.	392,404	7,903,017
Shutterfly Inc.[a,b]	692,560	33,443,723
Wayfair Inc. Class Aa,b	630,245	25,518,620

		193,736,307
INTERNET SOFTWARE & SERVICES — 2.19%
2U Inc.[a,b]	730,609	28,975,953
Actua Corp.[a,b]	732,963	10,298,130
Alarm.com Holdings Inc.[a,b]	204,179	6,276,462
Amber Road Inc.[a,b]	382,533	2,953,155
Angie’s List Inc.[a,b]	821,623	4,683,251
Appfolio Inc.[a]	154,283	4,196,498
Apptio Inc. Class Aa,b	144,171	1,691,126
Autobytel Inc.[a]	136,573	1,711,260
Bankrate Inc.[a,b]	966,454	9,326,281
Bazaarvoice Inc.[a,b]	1,684,895	7,245,048
Benefitfocus Inc.[a,b]	256,386	7,165,989
Blucora Inc.[a,b]	781,171	13,514,258
Box Inc. Class Aa,b	973,312	15,874,719
Brightcove Inc.[a,b]	604,613	5,381,056
Carbonite Inc.[a,b]	367,183	7,453,815
Care.com Inc.[a,b]	289,627	3,623,234
ChannelAdvisor Corp.[a,b]	468,166	5,220,051
Cimpress NVa,b	507,618	43,751,595
Cornerstone OnDemand Inc.[a]	1,006,923	39,159,235
Coupa Software Inc.[a,b]	167,694	4,259,428
DHI Group Inc.[a]	1,026,247	4,053,676
Endurance International Group Holdings Inc.[a,b]	1,202,706	9,441,242
Envestnet Inc.[a,b]	833,447	26,920,338
Five9 Inc.[a,b]	658,383	10,836,984
Global Sources Ltd.[a,b]	161,094	1,329,026
Gogo Inc.[a,b]	1,113,966	12,253,626
GrubHub Inc.[a,b]	1,617,210	53,190,037
GTT Communications Inc.[a,b]	527,418	12,842,628
Hortonworks Inc.[a,b]	839,453	8,235,034
Instructure Inc.[a,b]	204,466	4,784,504
j2 Global Inc.	938,257	78,729,145
Limelight Networks Inc.[a,b]	1,387,338	3,579,332
Liquidity Services Inc.[a,b]	497,440	3,979,520
LivePerson Inc.[a,b]	1,062,195	7,276,036
LogMeIn Inc.	1,039,481	101,349,397
Marchex Inc. Class Ba	662,452	1,801,869
Meet Group Inc. (The)[a]	908,507	5,351,106
MINDBODY Inc. Class Aa,b	283,055	7,769,860
New Relic Inc.[a,b]	436,255	16,171,973
NIC Inc.	1,263,282	25,518,296
Numerex Corp. Class Aa,b	270,492	1,290,247
Q2 Holdings Inc.[a,b]	505,764	17,625,875
QuinStreet Inc.[a,b]	715,516	2,790,512

39

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Quotient Technology Inc.[a,b]	1,275,424	$12,180,299
RealNetworks Inc.[a,b]	468,932	2,269,631
Reis Inc.	176,311	3,155,967
RetailMeNot Inc.[a,b]	758,163	6,141,120
Rightside Group Ltd.[a,b]	227,138	2,253,209
Shutterstock Inc.[a,b]	378,760	15,661,726
SPS Commerce Inc.[a,b]	329,585	19,277,427
Stamps.com Inc.[a,b]	322,568	38,175,923
TechTarget Inc.[a,b]	309,408	2,793,954
Trade Desk Inc. (The) Class Aa,b	184,462	6,871,209
TrueCar Inc.[a,b]	1,079,246	16,695,936
Web.com Group Inc.[a]	855,681	16,514,643
WebMD Health Corp.[a,b]	749,773	39,498,042
Xactly Corp.[a,b]	460,744	5,482,854
XO Group Inc.[a]	504,360	8,680,036

		835,532,783
IT SERVICES — 1.89%
Acxiom Corp.[a,b]	1,565,230	44,562,098
ALJ Regional Holdings Inc.[a,b]	363,272	1,351,372
Blackhawk Network Holdings Inc.[a,b]	1,109,398	45,041,559
CACI International Inc. Class Aa	485,452	56,943,520
Cardtronics PLC Class Aa,b	911,109	42,594,346
Cass Information Systems Inc.	220,308	14,562,359
Convergys Corp.	1,809,490	38,270,713
CSG Systems International Inc.	654,022	24,728,572
EPAM Systems Inc.[a,b]	961,589	72,619,201
EVERTEC Inc.	1,301,613	20,695,647
ExlService Holdings Inc.[a]	658,519	31,187,460
Forrester Research Inc.	201,097	7,993,606
Hackett Group Inc. (The)	456,274	8,892,780
Information Services Group Inc.[a,b]	635,900	2,003,085
ManTech International Corp./VA Class A	492,308	17,048,626
MAXIMUS Inc.	1,292,098	80,368,496
MoneyGram International Inc.[a,b]	606,638	10,197,585
NCI Inc. Class Aa	118,091	1,777,269
NeuStar Inc. Class Aa	331,105	10,976,131
Perficient Inc.[a]	715,314	12,417,851
PFSweb Inc.[a,b]	300,844	1,964,511
Planet Payment Inc.[a]	871,500	3,468,570
Science Applications International Corp.	844,483	62,829,535
ServiceSource International Inc.[a,b]	1,207,738	4,686,023
Sykes Enterprises Inc.[a]	790,934	23,253,460
Syntel Inc.	664,880	11,189,930
TeleTech Holdings Inc.	328,059	9,710,546
Travelport Worldwide Ltd.	2,362,174	27,802,788
Unisys Corp.[a,b]	1,008,941	14,074,727
Virtusa Corp.[a,b]	560,539	16,939,489

		720,151,855
LEISURE PRODUCTS — 0.27%
Acushnet Holdings Corp.[a,b]	463,379	8,007,189
American Outdoor Brands Corp.[a,b]	1,106,296	21,915,724
Callaway Golf Co.	1,871,973	20,722,741
Escalade Inc.	208,319	2,687,315
JAKKS Pacific Inc.[a]	308,772	1,698,246
Johnson Outdoors Inc. Class A	93,788	3,423,262
Malibu Boats Inc. Class Aa,b	359,211	8,064,287
Marine Products Corp.	214,447	2,331,039
MCBC Holdings Inc.	155,563	2,515,454
Nautilus Inc.[a,b]	612,999	11,187,232

Security	Shares	Value
Sturm Ruger & Co. Inc.[b]	373,628	$20,007,779

		102,560,268
LIFE SCIENCES TOOLS & SERVICES — 0.64%
Accelerate Diagnostics Inc.[a,b]	456,887	11,056,665
Albany Molecular Research Inc.[a,b]	533,674	7,487,446
Cambrex Corp.[a,b]	637,719	35,106,431
ChromaDex Corp.[a,b]	570,194	1,533,822
Enzo Biochem Inc.[a,b]	791,366	6,623,734
Fluidigm Corp.[a,b]	580,327	3,302,061
INC Research Holdings Inc.[a]	829,001	38,009,696
Luminex Corp.[b]	768,582	14,118,851
Medpace Holdings Inc.[a,b]	162,689	4,856,267
NanoString Technologies Inc.[a,b]	311,684	6,193,161
NeoGenomics Inc.[a,b]	1,048,735	8,274,519
Pacific Biosciences of California Inc.[a,b]	1,585,878	8,198,989
PAREXEL International Corp.[a,b]	1,051,189	66,340,538
PRA Health Sciences Inc.[a,b]	482,296	31,460,168

		242,562,348
MACHINERY — 3.43%
Actuant Corp. Class A	1,175,222	30,967,100
Alamo Group Inc.	191,270	14,572,861
Albany International Corp. Class A	567,890	26,151,335
Altra Industrial Motion Corp.	503,932	19,628,151
American Railcar Industries Inc.[b]	166,551	6,845,246
Astec Industries Inc.	383,052	23,555,783
Barnes Group Inc.	1,005,808	51,638,183
Blue Bird Corp.[a,b]	116,540	1,998,661
Briggs & Stratton Corp.	856,477	19,227,909
Chart Industries Inc.[a,b]	607,940	21,241,424
CIRCOR International Inc.	327,178	19,447,460
Columbus McKinnon Corp./NY	392,045	9,730,557
DMC Global Inc.	291,200	3,610,880
Douglas Dynamics Inc.	439,198	13,461,419
Energy Recovery Inc.[a,b]	684,490	5,694,957
EnPro Industries Inc.	431,205	30,684,548
ESCO Technologies Inc.	507,122	29,463,788
ExOne Co. (The)[a,b]	215,672	2,197,698
Federal Signal Corp.	1,189,654	16,429,122
Franklin Electric Co. Inc.	918,969	39,561,615
FreightCar America Inc.	239,043	2,995,209
Gencor Industries Inc.[a,b]	151,567	2,265,927
Global Brass & Copper Holdings Inc.	420,286	14,457,838
Gorman-Rupp Co. (The)	349,320	10,968,648
Graham Corp.	187,904	4,321,792
Greenbrier Companies Inc. (The)	547,204	23,584,492
Hardinge Inc.	239,289	2,689,608
Harsco Corp.[a]	1,610,568	20,534,742
Hillenbrand Inc.	1,173,748	42,078,866
Hurco Companies Inc.	125,491	3,902,770
Hyster-Yale Materials Handling Inc.	188,757	10,644,007
John Bean Technologies Corp.	626,240	55,077,808
Joy Global Inc.	1,978,238	55,885,224
Kadant Inc.	215,544	12,792,536
Kennametal Inc.	1,577,241	61,875,164
Lindsay Corp.[b]	211,064	18,598,960
Lydall Inc.[a]	331,047	17,744,119
Manitowoc Co. Inc. (The)[a]	2,562,882	14,608,427
Meritor Inc.[a,b]	1,648,841	28,244,646
Milacron Holdings Corp.[a,b]	290,005	5,396,993
Miller Industries Inc./TN	217,063	5,719,610
Mueller Industries Inc.	1,134,376	38,829,691

40

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Mueller Water Products Inc. Class A	3,103,941	$36,688,583
Navistar International Corp.[a,b]	988,492	24,336,673
NN Inc.	524,013	13,205,128
Omega Flex Inc.	57,051	2,726,467
Proto Labs Inc.[a,b]	488,708	24,972,979
RBC Bearings Inc.[a,b]	449,259	43,618,556
REV Group Inc.[a]	256,835	7,080,941
Rexnord Corp.[a,b]	1,666,586	38,464,805
SPX Corp.[a]	828,312	20,086,566
SPX FLOW Inc.[a]	702,661	24,389,363
Standex International Corp.	253,418	25,379,813
Sun Hydraulics Corp.	458,377	16,551,993
Supreme Industries Inc. Class A	259,901	5,265,594
Tennant Co.	348,797	25,340,102
Titan International Inc.	881,192	9,111,525
TriMas Corp.[a,b]	897,224	18,617,398
Wabash National Corp.[b]	1,189,275	24,606,100
Watts Water Technologies Inc. Class A	555,551	34,638,605
Woodward Inc.	1,053,750	71,570,700

		1,305,977,665
MARINE — 0.11%
Costamare Inc.	594,564	3,959,796
Matson Inc.	866,419	27,517,467
Scorpio Bulkers Inc.[a,b]	1,106,174	10,176,801

		41,654,064
MEDIA — 1.64%
AMC Entertainment Holdings Inc. Class A	1,077,835	33,897,911
Central European Media Enterprises Ltd. Class Aa,b	1,539,267	4,771,728
Daily Journal Corp.[a,b]	22,231	4,763,881
Entercom Communications Corp. Class Ab	526,508	7,529,064
Entravision Communications Corp. Class A	1,328,565	8,237,103
Eros International PLC[a,b]	587,603	6,052,311
EW Scripps Co. (The) Class Aa	1,203,987	28,221,455
Gannett Co. Inc.	2,394,575	20,066,538
Global Eagle Entertainment Inc.[a,b]	960,611	3,064,349
Gray Television Inc.[a,b]	1,301,108	18,866,066
Hemisphere Media Group Inc.[a,b]	105,361	1,237,992
IMAX Corp.[a,b]	1,169,058	39,747,972
Liberty Media Corp.-Liberty Braves Class Aa,b	186,332	4,460,788
Liberty Media Corp.-Liberty Braves Class Ca,b	639,449	15,122,969
Liberty Media Corp.-Liberty Formula One Class Aa,b	468,601	15,323,253
Liberty Media Corp.-Liberty Formula One Class Ca,b	915,277	31,256,709
Loral Space & Communications Inc.[a,b]	265,587	10,464,128
MDC Partners Inc. Class Ab	1,041,742	9,792,375
Meredith Corp.	750,314	48,470,284
MSG Networks Inc. Class Aa,b	1,192,104	27,835,628
National CineMedia Inc.	1,255,104	15,851,963
New Media Investment Group Inc.	931,161	13,231,798
New York Times Co. (The) Class A	2,505,199	36,074,866
Nexstar Media Group Inc. Class A	875,943	61,447,401
Radio One Inc. Class Da	484,929	1,600,266
Reading International Inc. Class Aa	336,335	5,226,646
Saga Communications Inc. Class A	73,744	3,764,631
Salem Media Group Inc. Class A	217,078	1,617,231
Scholastic Corp.	537,540	22,883,078
Sinclair Broadcast Group Inc. Class A	1,468,608	59,478,624
Time Inc.	2,067,411	40,004,403
Townsquare Media Inc. Class Aa,b	185,787	2,262,886
tronc Inc.[a,b]	549,151	7,644,182

Security	Shares	Value
World Wrestling Entertainment Inc. Class A	722,064	$16,044,262

		626,314,741
METALS & MINING — 1.29%
AK Steel Holding Corp.[a,b]	6,241,929	44,879,469
Allegheny Technologies Inc.[b]	2,168,887	38,953,211
Ampco-Pittsburgh Corp.	172,142	2,418,595
Carpenter Technology Corp.	920,673	34,341,103
Century Aluminum Co.[a,b]	997,872	12,662,996
Cliffs Natural Resources Inc.[a]	5,654,064	46,419,865
Coeur Mining Inc.[a,b]	3,576,063	28,894,589
Commercial Metals Co.	2,300,444	44,007,494
Ferroglobe PLC	1,314,890	13
Ferroglobe PLC	1,295,873	13,386,368
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Gold Resource Corp.[b]	966,853	4,370,176
Handy & Harman Ltd.[a]	57,095	1,552,984
Haynes International Inc.	242,655	9,250,009
Hecla Mining Co.	7,600,999	40,209,285
Kaiser Aluminum Corp.	351,644	28,096,356
Materion Corp.	393,210	13,192,195
Olympic Steel Inc.	182,652	3,390,021
Ramaco Resources Inc.[a]	123,281	1,192,127
Real Industry Inc.[a,b]	524,816	1,495,726
Ryerson Holding Corp.[a,b]	262,413	3,306,404
Schnitzer Steel Industries Inc. Class A	518,041	10,697,547
Stillwater Mining Co.[a]	2,443,442	42,198,243
SunCoke Energy Inc.[a]	1,286,996	11,531,484
TimkenSteel Corp.[a]	785,091	14,846,071
Worthington Industries Inc.	893,916	40,306,672

		491,601,764
MORTGAGE REAL ESTATE INVESTMENT — 1.10%
AG Mortgage Investment Trust Inc.[b]	557,246	10,058,290
Altisource Residential Corp.[b]	1,052,611	16,052,318
Anworth Mortgage Asset Corp.[b]	1,913,567	10,620,297
Apollo Commercial Real Estate Finance Inc.[b]	1,659,566	31,216,437
Ares Commercial Real Estate Corp.	531,352	7,109,490
ARMOUR Residential REIT Inc.[b]	729,509	16,567,149
Capstead Mortgage Corp.[b]	1,969,635	20,759,953
CYS Investments Inc.[b]	3,080,120	24,486,954
Dynex Capital Inc.[b]	901,935	6,394,719
Great Ajax Corp.	302,478	3,947,338
Hannon Armstrong Sustainable Infrastructure Capital Inc.	962,197	19,436,380
Invesco Mortgage Capital Inc.[b]	2,286,189	35,253,034
Ladder Capital Corp.	915,695	13,222,636
MTGE Investment Corp.	913,088	15,294,224
New Residential Investment Corp.[b]	5,991,200	101,730,576
New York Mortgage Trust Inc.[b]	2,228,808	13,751,745
Orchid Island Capital Inc.[b]	593,982	5,933,880
Owens Realty Mortgage Inc.[b]	202,889	3,611,424
PennyMac Mortgage Investment Trust[b,c]	1,319,839	23,427,142
Redwood Trust Inc.[b]	1,556,589	25,854,943
Resource Capital Corp.[b]	625,710	6,113,187
Western Asset Mortgage Capital Corp.[b]	844,721	8,252,924

		419,095,040
MULTI-UTILITIES — 0.49%
Avista Corp.	1,288,471	50,314,792
Black Hills Corp.	1,029,919	68,458,716
NorthWestern Corp.	972,346	57,076,710

41

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Unitil Corp.	275,359	$12,399,416

		188,249,634
MULTILINE RETAIL — 0.19%
Big Lots Inc.[b]	893,768	43,508,626
Fred’s Inc. Class Ab	698,491	9,150,232
Ollie’s Bargain Outlet Holdings Inc.[a,b]	403,625	13,521,437
Sears Holdings Corp.[a,b]	228,028	2,620,042
Tuesday Morning Corp.[a,b]	885,653	3,321,199

		72,121,536
OIL, GAS & CONSUMABLE FUELS — 2.32%
Abraxas Petroleum Corp.[a,b]	3,044,327	6,149,541
Adams Resources & Energy Inc.	44,036	1,644,745
Alon USA Energy Inc.	642,066	7,826,785
Ardmore Shipping Corp.[b]	560,546	4,512,395
Bill Barrett Corp.[a,b]	1,273,059	5,792,418
California Resources Corp.[a,b]	642,670	9,665,757
Callon Petroleum Co.[a,b]	3,730,487	49,093,209
Carrizo Oil & Gas Inc.[a,b]	1,237,376	35,463,196
Clayton Williams Energy Inc.[a,b]	120,266	15,884,733
Clean Energy Fuels Corp.[a,b]	1,979,954	5,048,883
Cobalt International Energy Inc.[a,b]	8,746,066	4,665,152
Contango Oil & Gas Co.[a]	461,875	3,380,925
CVR Energy Inc.	314,897	6,323,132
Delek U.S. Holdings Inc.	1,237,857	30,042,789
Denbury Resources Inc.[a]	7,062,173	18,220,406
DHT Holdings Inc.[b]	1,827,168	8,167,441
Dorian LPG Ltd.[a,b]	512,899	5,400,827
Earthstone Energy Inc.[a,b]	49,276	628,762
Eclipse Resources Corp.[a,b]	1,182,676	3,003,997
EP Energy Corp. Class Aa,b	750,987	3,567,188
Erin Energy Corp.[a,b]	305,258	732,619
Evolution Petroleum Corp.	491,631	3,933,048
EXCO Resources Inc.[a,b]	2,904,417	1,800,448
Frontline Ltd./Bermuda[b]	1,404,585	9,466,903
GasLog Ltd.	812,415	12,470,570
Gener8 Maritime Inc.[a,b]	876,746	4,971,150
Golar LNG Ltd.[b]	1,920,580	53,641,799
Green Plains Inc.	727,352	18,001,962
International Seaways Inc.[a,b]	324,483	6,204,115
Isramco Inc.[a,b]	14,598	1,710,156
Jagged Peak Energy Inc.[a]	649,257	8,466,311
Jones Energy Inc. Class Aa,b	1,289,231	3,287,540
Matador Resources Co.[a,b]	1,773,588	42,193,659
Navios Maritime Acquisition Corp.	1,703,454	2,929,941
Nordic American Tankers Ltd.[b]	1,966,239	16,083,835
Northern Oil and Gas Inc.[a,b]	927,991	2,412,777
Oasis Petroleum Inc.[a,b]	4,679,821	66,734,247
Overseas Shipholding Group Inc. Series A	783,550	3,024,503
Pacific Ethanol Inc.[a,b]	571,845	3,917,138
Panhandle Oil and Gas Inc. Class A	307,619	5,906,285
Par Pacific Holdings Inc.[a,b]	630,586	10,398,363
PDC Energy Inc.[a,b]	1,113,856	69,448,922
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	764,648	7,990,572
REX American Resources Corp.[a,b]	113,435	10,264,733
Ring Energy Inc.[a,b]	830,433	8,985,285
RSP Permian Inc.[a,b]	1,969,424	81,593,236
Sanchez Energy Corp.[a,b]	1,169,760	11,159,510
Scorpio Tankers Inc.	3,262,698	14,486,379
SemGroup Corp. Class A	1,312,010	47,232,360
Ship Finance International Ltd.	1,184,153	17,407,049

Security	Shares	Value
SRC Energy Inc.[a,b]	3,745,557	$31,612,501
Teekay Corp.	1,001,116	9,160,211
Teekay Tankers Ltd. Class A	2,439,438	5,000,848
W&T Offshore Inc.[a,b]	702,215	1,945,136
Western Refining Inc.	1,606,533	56,341,112
Westmoreland Coal Co.[a,b]	364,681	5,295,168
WildHorse Resource Development Corp.[a]	406,764	5,060,144

		885,752,816
PAPER & FOREST PRODUCTS — 0.62%
Boise Cascade Co.[a,b]	775,971	20,718,426
Clearwater Paper Corp.[a,b]	338,923	18,979,688
Deltic Timber Corp.	213,291	16,662,293
KapStone Paper and Packaging Corp.	1,725,637	39,862,215
Louisiana-Pacific Corp.[a]	2,890,236	71,735,657
Neenah Paper Inc.	331,212	24,741,536
PH Glatfelter Co.	869,436	18,901,539
Schweitzer-Mauduit International Inc.	603,479	24,996,100

		236,597,454
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.[a]	8,834,728	38,872,803
elf Beauty Inc.[a,b]	191,163	5,505,494
Inter Parfums Inc.	341,453	12,480,107
Lifevantage Corp.[a,b]	277,014	1,487,565
Medifast Inc.	206,930	9,181,484
Natural Health Trends Corp.[b]	148,459	4,290,465
Nature’s Sunshine Products Inc.	167,674	1,676,740
Nutraceutical International Corp.	165,410	5,152,522
Revlon Inc. Class Aa,b	230,861	6,429,479
Synutra International Inc.[a,b]	426,679	2,538,740
USANA Health Sciences Inc.[a,b]	207,063	11,926,829

		99,542,228
PHARMACEUTICALS — 1.88%
AcelRx Pharmaceuticals Inc.[a,b]	732,654	2,307,860
Aclaris Therapeutics Inc.[a,b]	219,365	6,541,464
Aerie Pharmaceuticals Inc.[a,b]	578,050	26,214,567
Agile Therapeutics Inc.[a,b]	325,009	1,041,654
Amphastar Pharmaceuticals Inc.[a,b]	728,553	10,564,019
Ampio Pharmaceuticals Inc.[a,b]	1,018,880	815,104
ANI Pharmaceuticals Inc.[a,b]	161,937	8,017,501
Aratana Therapeutics Inc.[a,b]	685,856	3,635,037
Axsome Therapeutics Inc.[a,b]	236,810	923,559
Bio-Path Holdings Inc.[a,b]	1,796,422	1,485,821
Catalent Inc.[a,b]	1,996,724	56,547,224
Cempra Inc.[a,b]	855,030	3,206,363
Clearside Biomedical Inc.[a,b]	178,078	1,413,939
Collegium Pharmaceutical Inc.[a,b]	317,633	3,195,388
Corcept Therapeutics Inc.[a,b]	1,490,056	16,331,014
Depomed Inc.[a,b]	1,222,667	15,344,471
Dermira Inc.[a]	578,722	19,740,207
DURECT Corp.[a,b]	2,516,543	2,642,370
Egalet Corp.[a,b]	433,391	2,210,294
Endocyte Inc.[a,b]	756,389	1,943,920
Flex Pharma Inc.[a,b]	208,241	916,260
Heska Corp.[a,b]	121,556	12,760,949
Horizon Pharma PLC[a,b]	3,223,404	47,641,911
Impax Laboratories Inc.[a]	1,462,372	18,499,006
Innoviva Inc.[a,b]	1,617,905	22,375,626
Intersect ENT Inc.[a,b]	502,682	8,620,996
Intra-Cellular Therapies Inc.[a,b]	677,434	11,008,303

42

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Lannett Co. Inc.[a,b]	559,329	$12,501,003
Lipocine Inc.[a,b]	322,882	1,259,240
Medicines Co. (The)[a,b]	1,344,853	65,763,312
MyoKardia Inc.[a,b]	253,523	3,333,827
Nektar Therapeutics[a,b]	2,835,884	66,558,197
Neos Therapeutics Inc.[a,b]	351,115	2,528,028
Novan Inc.[a,b]	94,004	599,746
Ocular Therapeutix Inc.[a,b]	415,752	3,858,179
Omeros Corp.[a,b]	802,237	12,129,823
Pacira Pharmaceuticals Inc./DEa,b	725,482	33,081,979
Paratek Pharmaceuticals Inc.[a,b]	391,826	7,542,651
Phibro Animal Health Corp. Series A	373,144	10,485,346
Prestige Brands Holdings Inc.[a,b]	1,062,087	59,009,554
Reata Pharmaceuticals Inc. Series Aa,b	117,685	2,665,565
Revance Therapeutics Inc.[a,b]	404,545	8,414,536
SciClone Pharmaceuticals Inc.[a,b]	989,971	9,701,716
Sucampo Pharmaceuticals Inc. Class Aa,b	468,530	5,153,830
Supernus Pharmaceuticals Inc.[a,b]	933,915	29,231,539
Teligent Inc.[a,b]	818,014	6,388,689
Tetraphase Pharmaceuticals Inc.[a,b]	729,785	6,706,724
TherapeuticsMD Inc.[a,b]	2,980,308	21,458,218
Theravance Biopharma Inc.[a,b]	799,376	29,433,024
Titan Pharmaceuticals Inc.[a,b]	367,250	1,211,925
WaVe Life Sciences Ltd.[a,b]	147,855	4,066,013
Zogenix Inc.[a,b]	486,658	5,280,239

		714,307,730
PROFESSIONAL SERVICES — 1.41%
Acacia Research Corp.[a]	777,464	4,470,418
Advisory Board Co. (The)[a,b]	824,957	38,607,988
Barrett Business Services Inc.	145,441	7,943,987
CBIZ Inc.[a,b]	995,237	13,485,461
CEB Inc.	648,922	51,005,269
Cogint Inc.[a,b]	329,111	1,530,366
CRA International Inc.	164,960	5,828,037
Exponent Inc.	518,551	30,879,712
Franklin Covey Co.[a,b]	204,744	4,135,829
FTI Consulting Inc.[a,b]	843,555	34,729,159
GP Strategies Corp.[a,b]	254,231	6,432,044
Heidrick & Struggles International Inc.	365,972	9,643,362
Hill International Inc.[a,b]	650,710	2,700,447
Huron Consulting Group Inc.[a,b]	445,739	18,765,612
ICF International Inc.[a,b]	370,585	15,305,160
Insperity Inc.	314,367	27,868,635
Kelly Services Inc. Class A	596,941	13,049,130
Kforce Inc.	493,182	11,713,072
Korn/Ferry International	1,151,504	36,260,861
Mistras Group Inc.[a,b]	337,034	7,205,787
Navigant Consulting Inc.[a]	973,367	22,251,170
On Assignment Inc.[a]	1,021,516	49,574,171
Resources Connection Inc.	574,578	9,624,182
RPX Corp.[a,b]	1,040,787	12,489,444
TriNet Group Inc.[a]	853,851	24,676,294
TrueBlue Inc.[a,b]	845,656	23,128,692
WageWorks Inc.[a,b]	730,622	52,823,971

		536,128,260
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
Alexander & Baldwin Inc.	934,176	41,589,516
Altisource Portfolio Solutions SAa,b	238,567	8,779,266
Consolidated-Tomoka Land Co.	82,077	4,394,403
Forestar Group Inc.[a]	695,062	9,487,596
FRP Holdings Inc.[a,b]	126,020	5,040,800

Security	Shares	Value
Griffin Industrial Realty Inc.	14,841	$459,329
HFF Inc. Class A	726,326	20,097,440
Kennedy-Wilson Holdings Inc.	1,647,114	36,565,931
Marcus & Millichap Inc.[a,b]	297,407	7,310,264
RE/MAX Holdings Inc. Class A	353,629	21,023,244
RMR Group Inc. (The) Class A	138,968	6,878,916
St. Joe Co. (The)[a,b]	1,011,024	17,237,959
Stratus Properties Inc.[b]	126,561	3,467,771
Tejon Ranch Co.[a,b]	274,953	6,018,721
Trinity Place Holdings Inc.[a,b]	346,441	2,532,484

		190,883,640
ROAD & RAIL — 0.48%
ArcBest Corp.	500,719	13,018,694
Celadon Group Inc.[b]	557,341	3,650,583
Covenant Transportation Group Inc. Class Aa,b	241,907	4,547,852
Heartland Express Inc.[b]	904,987	18,144,989
Knight Transportation Inc.	1,334,229	41,828,079
Marten Transport Ltd.	451,326	10,583,595
PAM Transportation Services Inc.[a,b]	45,633	743,361
Roadrunner Transportation Systems Inc.[a,b]	652,232	4,480,834
Saia Inc.[a,b]	500,042	22,151,861
Swift Transportation Co.[a,b]	1,505,105	30,914,857
Universal Logistics Holdings Inc.	162,429	2,330,856
USA Truck Inc.[a,b]	161,868	1,189,730
Werner Enterprises Inc.	885,616	23,203,139
YRC Worldwide Inc.[a,b]	654,003	7,200,573

		183,989,003
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.08%
Advanced Energy Industries Inc.[a]	785,970	53,886,103
Advanced Micro Devices Inc.[a,b]	15,041,315	218,851,133
Alpha & Omega Semiconductor Ltd.[a]	381,792	6,563,005
Ambarella Inc.[a,b]	640,517	35,042,685
Amkor Technology Inc.[a,b]	2,003,253	23,217,702
Axcelis Technologies Inc.[a,b]	591,464	11,119,523
Brooks Automation Inc.	1,355,349	30,359,818
Cabot Microelectronics Corp.	469,448	35,964,411
Cavium Inc.[a,b]	1,284,896	92,075,647
CEVA Inc.[a,b]	406,979	14,447,755
Cirrus Logic Inc.[a]	1,251,187	75,934,539
Cohu Inc.	539,937	9,967,237
Diodes Inc.[a,b]	756,331	18,189,761
DSP Group Inc.[a,b]	433,940	5,207,280
Entegris Inc.[a,b]	2,817,175	65,921,895
Exar Corp.[a,b]	804,376	10,464,932
FormFactor Inc.[a,b]	1,367,046	16,199,495
GigPeak Inc.[a]	1,209,775	3,726,107
Ichor Holdings Ltd.[a]	138,876	2,753,911
Impinj Inc.[a,b]	122,684	3,713,645
Inphi Corp.[a,b]	804,827	39,291,654
Integrated Device Technology Inc.[a,b]	2,686,785	63,596,201
IXYS Corp.	497,835	7,243,499
Kopin Corp.[a,b]	1,218,003	4,993,812
Lattice Semiconductor Corp.[a]	2,379,094	16,463,331
MACOM Technology Solutions Holdings Inc.[a,b]	631,005	30,477,542
MaxLinear Inc. Class Aa,b	1,117,879	31,356,506
Microsemi Corp.[a,b]	2,272,799	117,117,333
MKS Instruments Inc.	1,059,747	72,857,606
Monolithic Power Systems Inc.	774,101	71,294,702
Nanometrics Inc.[a,b]	470,495	14,331,278
NeoPhotonics Corp.[a,b]	614,121	5,533,230
NVE Corp.	92,493	7,657,495

43

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
PDF Solutions Inc.[a,b]	536,394	$12,133,232
Photronics Inc.[a,b]	1,297,166	13,879,676
Power Integrations Inc.	545,820	35,887,665
Rambus Inc.[a,b]	2,177,261	28,609,210
Rudolph Technologies Inc.[a]	597,850	13,391,840
Semtech Corp.[a]	1,291,384	43,648,779
Sigma Designs Inc.[a,b]	713,270	4,457,938
Silicon Laboratories Inc.[a]	820,259	60,330,049
Synaptics Inc.[a,b]	703,826	34,846,425
Ultra Clean Holdings Inc.[a,b]	641,104	10,815,425
Ultratech Inc.[a]	429,517	12,722,294
Veeco Instruments Inc.[a,b]	793,325	23,680,751
Xcerra Corp.[a]	1,049,888	9,333,504
Xperi Corp.	983,431	33,387,482

		1,552,945,043
SOFTWARE — 3.65%
8x8 Inc.[a]	1,764,929	26,915,167
A10 Networks Inc.[a,b]	903,463	8,266,686
ACI Worldwide Inc.[a,b]	2,311,009	49,432,483
American Software Inc./GA Class A	520,805	5,353,875
Aspen Technology Inc.[a,b]	1,556,742	91,723,239
Barracuda Networks Inc.[a,b]	448,903	10,374,148
Blackbaud Inc.	939,864	72,059,373
Blackline Inc.[a,b]	193,779	5,766,863
Bottomline Technologies de Inc.[a,b]	793,642	18,769,633
BroadSoft Inc.[a,b]	587,493	23,617,219
Callidus Software Inc.[a,b]	1,215,000	25,940,250
CommVault Systems Inc.[a,b]	773,549	39,296,289
Digimarc Corp.[a,b]	192,700	5,202,900
Ebix Inc.[b]	503,447	30,836,129
Ellie Mae Inc.[a,b]	654,959	65,672,739
EnerNOC Inc.[a,b]	527,530	3,165,180
Everbridge Inc.[a,b]	172,183	3,534,917
Exa Corp.[a,b]	277,395	3,522,917
Fair Isaac Corp.[b]	618,396	79,742,164
Gigamon Inc.[a,b]	654,789	23,277,749
Globant SAa,b	510,547	18,583,911
Glu Mobile Inc.[a,b]	2,040,215	4,631,288
Guidance Software Inc.[a,b]	462,538	2,728,974
HubSpot Inc.[a,b]	575,665	34,856,516
Imperva Inc.[a,b]	573,279	23,533,103
Jive Software Inc.[a,b]	1,149,102	4,941,139
Majesco[a,b]	117,481	606,202
MicroStrategy Inc. Class Aa,b	188,369	35,375,698
Mitek Systems Inc.[a,b]	587,508	3,906,928
MobileIron Inc.[a,b]	936,024	4,071,704
Model N Inc.[a,b]	441,859	4,617,427
Monotype Imaging Holdings Inc.	804,393	16,168,299
Park City Group Inc.[a,b]	260,580	3,218,163
Paycom Software Inc.[a,b]	879,110	50,557,616
Paylocity Holding Corp.[a,b]	427,170	16,501,577
Pegasystems Inc.	717,473	31,461,191
Progress Software Corp.	994,013	28,876,078
Proofpoint Inc.[a,b]	814,904	60,596,261
PROS Holdings Inc.[a,b]	500,154	12,098,725
QAD Inc. Class A	187,896	5,232,904
Qualys Inc.[a,b]	539,502	20,447,126
Rapid7 Inc.[a,b]	393,535	5,895,154
RealPage Inc.[a]	1,080,871	37,722,398
RingCentral Inc. Class Aa,b	1,174,226	33,230,596
Rosetta Stone Inc.[a,b]	383,359	3,737,750
Rubicon Project Inc. (The)[a,b]	742,517	4,373,425
Sapiens International Corp. NV	480,340	6,186,779

Security	Shares	Value
SecureWorks Corp. Class Aa,b	118,367	$1,124,487
Silver Spring Networks Inc.[a,b]	751,902	8,488,974
Synchronoss Technologies Inc.[a,b]	825,933	20,152,765
Take-Two Interactive Software Inc.[a,b]	1,948,620	115,494,707
Telenav Inc.[a,b]	654,620	5,662,463
TiVo Corp.	2,335,602	43,792,537
Varonis Systems Inc.[a,b]	211,738	6,733,268
VASCO Data Security International Inc.[a,b]	597,964	8,072,514
Verint Systems Inc.[a]	1,242,717	53,902,850
VirnetX Holding Corp.[a,b]	964,542	2,218,447
Workiva Inc.[a,b]	433,107	6,778,125
Zendesk Inc.[a,b]	1,622,719	45,501,041
Zix Corp.[a,b]	1,063,453	5,115,209

		1,389,664,239
SPECIALTY RETAIL — 2.23%
Aaron’s Inc.	1,318,576	39,214,450
Abercrombie & Fitch Co. Class A	1,361,746	16,245,630
America’s Car-Mart Inc./TXa,b	161,692	5,893,673
American Eagle Outfitters Inc.	3,315,551	46,517,181
Asbury Automotive Group Inc.[a,b]	399,854	24,031,225
Ascena Retail Group Inc.[a,b]	3,540,144	15,081,013
At Home Group Inc.[a,b]	179,556	2,722,069
Barnes & Noble Education Inc.[a,b]	831,490	7,973,989
Barnes & Noble Inc.	1,292,871	11,959,057
Big 5 Sporting Goods Corp.	347,523	5,247,597
Boot Barn Holdings Inc.[a,b]	283,351	2,802,341
Buckle Inc. (The)	569,183	10,586,804
Build-A-Bear Workshop Inc.[a,b]	283,333	2,507,497
Caleres Inc.	850,731	22,476,313
Camping World Holdings Inc. Class Ab	243,211	7,841,123
Cato Corp. (The) Class A	497,044	10,915,086
Chico’s FAS Inc.	2,620,969	37,217,760
Children’s Place Inc. (The)	370,813	44,516,101
Citi Trends Inc.	290,038	4,930,646
Conn’s Inc.[a,b]	438,855	3,839,981
Container Store Group Inc. (The)[a,b]	341,759	1,445,641
Destination XL Group Inc.[a,b]	724,897	2,065,956
DSW Inc. Class A	1,342,872	27,770,593
Express Inc.[a,b]	1,518,818	13,836,432
Finish Line Inc. (The) Class A	829,926	11,809,847
Five Below Inc.[a,b]	1,070,049	46,343,822
Francesca’s Holdings Corp.[a,b]	760,230	11,669,531
Genesco Inc.[a,b]	410,808	22,779,304
GNC Holdings Inc. Class Ab	1,378,169	10,143,324
Group 1 Automotive Inc.	420,511	31,151,455
Guess? Inc.	1,213,876	13,534,717
Haverty Furniture Companies Inc.	371,047	9,034,995
Hibbett Sports Inc.[a,b]	456,240	13,459,080
Kirkland’s Inc.[a]	293,056	3,633,894
Lithia Motors Inc. Class A	476,025	40,771,541
Lumber Liquidators Holdings Inc.[a,b]	525,350	11,027,097
MarineMax Inc.[a,b]	492,602	10,664,833
Monro Muffler Brake Inc.	627,658	32,700,982
Office Depot Inc.	10,322,100	48,152,597
Party City Holdco Inc.[a,b]	538,353	7,563,860
Pier 1 Imports Inc.	1,611,215	11,536,299
Rent-A-Center Inc./TXb	1,048,575	9,300,860
RHa,b	786,312	36,374,793
Sears Hometown and Outlet Stores Inc.[a,b]	221,301	863,074
Select Comfort Corp.[a,b]	861,963	21,368,063
Shoe Carnival Inc.	265,734	6,529,084
Sonic Automotive Inc. Class A	571,298	11,454,525
Sportsman’s Warehouse Holdings Inc.[a,b]	525,408	2,511,450

44

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
Stage Stores Inc.[b]	512,367	$1,327,031
Stein Mart Inc.	617,902	1,859,885
Tailored Brands Inc.	971,697	14,517,153
Tile Shop Holdings Inc.[b]	643,756	12,392,303
Tilly’s Inc. Class A	228,589	2,061,873
Vitamin Shoppe Inc.[a,b]	483,860	9,749,779
West Marine Inc.[a]	360,482	3,438,998
Winmark Corp.	44,873	5,070,649
Zumiez Inc.[a,b]	355,898	6,512,933

		848,947,789
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.59%
3D Systems Corp.[a,b]	2,142,376	32,049,945
Avid Technology Inc.[a,b]	717,683	3,344,403
CPI Card Group Inc.	441,369	1,853,750
Cray Inc.[a,b]	797,376	17,462,534
Diebold Nixdorf Inc.	1,374,536	42,198,255
Eastman Kodak Co.[a,b]	370,010	4,255,115
Electronics For Imaging Inc.[a,b]	940,001	45,900,249
Immersion Corp.[a,b]	579,780	5,020,895
Nimble Storage Inc.[a]	1,253,969	15,674,613
Pure Storage Inc. Class Aa,b	1,339,770	13,169,939
Stratasys Ltd.[a,b]	975,198	19,981,807
Super Micro Computer Inc.[a,b]	776,647	19,688,001
USA Technologies Inc.[a,b]	723,151	3,073,392

		223,672,898
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Columbia Sportswear Co.	533,783	31,359,751
Crocs Inc.[a,b]	1,430,855	10,116,145
Culp Inc.	214,699	6,698,609
Deckers Outdoor Corp.[a,b]	649,491	38,794,097
Delta Apparel Inc.[a,b]	148,854	2,624,296
Fossil Group Inc.[a,b]	842,586	14,703,126
G-III Apparel Group Ltd.[a,b]	855,091	18,717,942
Iconix Brand Group Inc.[a,b]	890,634	6,697,568
Movado Group Inc.	302,805	7,554,985
Oxford Industries Inc.	301,212	17,247,399
Perry Ellis International Inc.[a,b]	257,668	5,534,708
Sequential Brands Group Inc.[a,b]	797,166	3,100,976
Steven Madden Ltd.[a,b]	1,225,582	47,246,186
Superior Uniform Group Inc.	162,357	3,019,840
Unifi Inc.[a,b]	311,696	8,849,049
Vera Bradley Inc.[a,b]	401,712	3,739,939
Vince Holding Corp.[a,b]	482,809	748,354
Wolverine World Wide Inc.	1,939,905	48,439,428

		275,192,398
THRIFTS & MORTGAGE FINANCE — 2.33%
Astoria Financial Corp.	1,852,188	37,988,376
Bank Mutual Corp.	823,723	7,742,996
BankFinancial Corp.	306,857	4,455,564
Bear State Financial Inc.	361,847	3,401,362
Beneficial Bancorp. Inc.	1,400,224	22,403,584
BofI Holding Inc.[a,b]	1,203,115	31,437,395
BSB Bancorp. Inc./MAa,b	161,602	4,565,256
Capitol Federal Financial Inc.	2,559,361	37,443,451
Charter Financial Corp./MD	275,326	5,415,662
Clifton Bancorp. Inc.[b]	435,550	7,051,554
Dime Community Bancshares Inc.	628,868	12,766,020
ESSA Bancorp. Inc.	159,698	2,328,397
Essent Group Ltd.[a,b]	1,510,549	54,636,557

Security	Shares	Value
EverBank Financial Corp.	2,077,871	$40,476,927
Federal Agricultural Mortgage Corp. Class C	175,803	10,120,979
First Defiance Financial Corp.	172,974	8,563,943
Flagstar Bancorp. Inc.[a,b]	430,346	12,131,454
Greene County Bancorp. Inc.[b]	59,960	1,400,066
Hingham Institution for Savings	27,120	4,796,172
Home Bancorp. Inc.	116,221	3,922,459
HomeStreet Inc.[a,b]	518,873	14,502,500
IMPAC Mortgage Holdings Inc.[a,b]	216,494	2,697,515
Kearny Financial Corp./MD	1,740,951	26,201,313
LendingTree Inc.[a,b]	128,202	16,070,121
Meridian Bancorp. Inc.	956,948	17,512,148
Meta Financial Group Inc.	165,447	14,642,059
MGIC Investment Corp.[a,b]	6,874,104	69,634,674
Nationstar Mortgage Holdings Inc.[a,b]	665,876	10,494,206
NMI Holdings Inc. Class Aa,b	1,022,236	11,653,490
Northfield Bancorp. Inc.	829,518	14,947,914
Northwest Bancshares Inc.	1,926,768	32,446,773
OceanFirst Financial Corp.	512,550	14,441,096
Ocwen Financial Corp.[a,b]	2,040,546	11,161,787
Oritani Financial Corp.	760,228	12,923,876
PennyMac Financial Services Inc. Class Aa,b,c	224,219	3,822,934
PHH Corp.[a,b]	1,057,730	13,464,903
Provident Bancorp. Inc.[a,b]	87,047	1,823,635
Provident Financial Holdings Inc.	134,409	2,506,728
Provident Financial Services Inc.	1,221,192	31,567,813
Radian Group Inc.	4,330,531	77,776,337
SI Financial Group Inc.	225,757	3,171,886
Southern Missouri Bancorp. Inc.	118,382	4,204,929
Territorial Bancorp. Inc.	150,181	4,681,142
TrustCo Bank Corp. NY	1,800,346	14,132,716
United Community Financial Corp./OH	917,812	7,654,552
United Financial Bancorp. Inc.	992,685	16,885,572
Walker & Dunlop Inc.[a,b]	557,908	23,259,185
Walter Investment Management Corp.[a,b]	390,759	422,020
Washington Federal Inc.	1,826,543	60,458,573
Waterstone Financial Inc.	506,808	9,249,246
Western New England Bancorp Inc.	513,772	5,394,606
WSFS Financial Corp.	573,370	26,346,351

		889,200,774
TOBACCO — 0.20%
Alliance One International Inc.[a,b]	177,593	2,282,070
Turning Point Brands Inc.[a,b]	121,422	1,894,183
Universal Corp./VA	492,955	34,876,566
Vector Group Ltd.	1,853,552	38,553,882

		77,606,701
TRADING COMPANIES & DISTRIBUTORS — 1.19%
Aircastle Ltd.[b]	963,818	23,256,928
Applied Industrial Technologies Inc.	725,662	44,882,195
Beacon Roofing Supply Inc.[a,b]	1,196,451	58,817,531
BMC Stock Holdings Inc.[a,b]	1,103,438	24,937,699
CAI International Inc.[a,b]	328,809	5,175,454
DXP Enterprises Inc./TXa	317,462	12,022,286
Foundation Building Materials Inc.[a]	262,999	4,200,094
GATX Corp.	823,611	50,207,326
GMS Inc.[a,b]	143,575	5,030,868
H&E Equipment Services Inc.	631,396	15,481,830
Kaman Corp.	534,836	25,741,657
Lawson Products Inc./DEa,b	129,488	2,907,005
MRC Global Inc.[a,b]	1,875,102	34,370,620
Neff Corp.[a,b]	197,180	3,835,151

45

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 ETF

March 31, 2017

Security	Shares	Value
NOW Inc.[a,b]	2,133,602	$36,185,890
Rush Enterprises Inc. Class Aa,b	586,172	19,390,570
Rush Enterprises Inc. Class Ba,b	133,252	4,154,797
SiteOne Landscape Supply Inc.[a,b]	231,969	11,229,619
Textainer Group Holdings Ltd.	476,579	7,291,659
Titan Machinery Inc.[a,b]	355,361	5,451,238
Triton International Ltd.	808,022	20,838,887
Univar Inc.[a]	858,759	26,329,551
Veritiv Corp.[a,b]	167,694	8,686,549
Willis Lease Finance Corp.[a,b]	80,408	1,797,119

		452,222,523
WATER UTILITIES — 0.33%
American States Water Co.	720,586	31,921,960
AquaVenture Holdings Ltd.[a,b]	159,628	2,724,850
Artesian Resources Corp. Class A	155,380	5,059,173
California Water Service Group	953,862	34,195,953
Connecticut Water Service Inc.	213,898	11,368,679
Consolidated Water Co. Ltd.	288,573	3,361,875
Global Water Resources Inc.[b]	161,688	1,406,685
Middlesex Water Co.	312,674	11,553,304
SJW Group	323,826	15,614,890
York Water Co. (The)	252,176	8,838,769

		126,046,138
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	696,905	9,052,796
NII Holdings Inc.[a,b]	1,122,601	1,459,381
Shenandoah Telecommunications Co.	920,636	25,823,840
Spok Holdings Inc.	432,643	8,220,217

		44,556,234

TOTAL COMMON STOCKS (Cost: $43,656,074,920)		38,022,815,395

Security	Shares	Value
SHORT-TERM INVESTMENTS — 13.18%

MONEY MARKET FUNDS — 13.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	4,920,963,301	$4,922,931,686
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	96,515,567	96,515,567

		5,019,447,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,017,915,093)		5,019,447,253

TOTAL INVESTMENTS IN SECURITIES — 112.99%
(Cost: $48,673,990,013)		43,042,262,648
Other Assets, Less Liabilities — (12.99)%		(4,949,302,439)

NET ASSETS — 100.00%		$38,092,960,209

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	1,024	Jun. 2017	ICE Markets Equity	$69,416,736	$70,881,280	$1,464,544

46

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.79%
Aerojet Rocketdyne Holdings Inc.[a,b]	252,155	$5,471,764
Aerovironment Inc.[a,b]	26,826	751,933
Astronics Corp.[a]	160,070	5,079,021
Curtiss-Wright Corp.	264,814	24,166,926
Mercury Systems Inc.[a,b]	29,923	1,168,493
Moog Inc. Class Aa	24,973	1,681,932
National Presto Industries Inc.[b]	3,969	405,632
Sparton Corp.[a]	4,966	104,236
TASER International Inc.[a,b]	430,179	9,803,779
Teledyne Technologies Inc.[a,b]	79,111	10,004,377
Vectrus Inc.[a]	15,984	357,242
Wesco Aircraft Holdings Inc.[a,b]	102,730	1,171,122

		60,166,457
AIR FREIGHT & LOGISTICS — 0.39%
Air Transport Services Group Inc.[a]	58,222	934,463
Echo Global Logistics Inc.[a,b]	207,975	4,440,266
Forward Air Corp.	244,453	11,628,629
Hub Group Inc. Class Aa	254,911	11,827,871
Radiant Logistics Inc.[a]	193,730	968,650

		29,799,879
AIRLINES — 0.49%
Allegiant Travel Co.	109,175	17,495,294
Hawaiian Holdings Inc.[a,b]	435,741	20,240,169

		37,735,463
AUTO COMPONENTS — 1.64%
American Axle & Manufacturing Holdings Inc.[a,b]	631,957	11,868,153
Cooper-Standard Holding Inc.[a,b]	113,030	12,538,418
Dorman Products Inc.[a,b]	218,279	17,927,254
Fox Factory Holding Corp.[a]	183,772	5,274,256
Gentherm Inc.[a,b]	301,237	11,823,552
Horizon Global Corp.[a,b]	178,689	2,480,203
LCI Industries	196,191	19,579,862
Metaldyne Performance Group Inc.	77,286	1,765,985
Motorcar Parts of America Inc.[a,b]	140,154	4,306,932
Standard Motor Products Inc.	105,004	5,159,897
Stoneridge Inc.[a,b]	219,692	3,985,213
Tenneco Inc.	440,588	27,501,503
Unique Fabricating Inc.	51,777	622,877
Workhorse Group Inc.[a,b]	111,655	293,653

		125,127,758
AUTOMOBILES — 0.08%
Winnebago Industries Inc.	219,029	6,406,598

		6,406,598
BANKS — 2.21%
Allegiance Bancshares Inc.[a,b]	8,098	301,246
Ameris Bancorp.	220,732	10,175,745

Security	Shares	Value
Atlantic Capital Bancshares Inc.[a,b]	24,910	$472,045
Banc of California Inc.[b]	288,842	5,979,029
Bank of NT Butterfield & Son Ltd. (The)	7,806	249,089
Bank of the Ozarks Inc.	732,465	38,095,505
Bankwell Financial Group Inc.	7,602	261,433
Blue Hills Bancorp. Inc.	18,242	325,620
BNC Bancorp.	32,980	1,155,949
Capital Bank Financial Corp. Class A	86,578	3,757,485
Capstar Financial Holdings Inc.[a,b]	1,864	35,546
Cardinal Financial Corp.	17,025	509,729
Chemical Financial Corp.	175,869	8,995,699
CoBiz Financial Inc.	31,295	525,756
County Bancorp. Inc.	25,117	729,900
CU Bancorp.[a]	16,744	663,900
Customers Bancorp. Inc.[a]	91,465	2,883,891
Eagle Bancorp. Inc.[a]	197,317	11,779,825
FB Financial Corp.[a,b]	4,176	147,663
First Connecticut Bancorp. Inc./Farmington CT	23,428	581,014
First Financial Bankshares Inc.	327,251	13,122,765
First Foundation Inc.[a]	69,796	1,082,536
Franklin Financial Network Inc.[a]	23,968	928,760
HarborOne Bancorp Inc.[a,b]	9,003	170,967
Heritage Commerce Corp.	19,974	281,633
Home BancShares Inc./AR	1,000,655	27,087,731
Live Oak Bancshares Inc.	160,782	3,480,930
National Bank Holdings Corp. Class A	198,555	6,453,038
Opus Bank	90,042	1,814,346
Pacific Premier Bancorp. Inc.[a,b]	72,422	2,791,868
Paragon Commercial Corp.[a]	541	28,938
Park Sterling Corp.	136,764	1,683,565
Pinnacle Financial Partners Inc.	50,768	3,373,534
ServisFirst Bancshares Inc.	380,542	13,844,118
Texas Capital Bancshares Inc.[a]	30,620	2,555,239
Union Bankshares Inc./Morrisville VTb	27,407	1,177,131
Veritex Holdings Inc.[a,b]	29,022	816,099
Xenith Bankshares Inc.[a,b]	9,182	232,947

		168,552,214
BEVERAGES — 0.46%
Boston Beer Co. Inc. (The) Class Aa,b	73,094	10,573,047
Coca-Cola Bottling Co. Consolidated	39,072	8,049,613
Craft Brew Alliance Inc.[a,b]	36,514	487,462
MGP Ingredients Inc.[b]	103,576	5,616,927
National Beverage Corp.[b]	95,784	8,096,622
Primo Water Corp.[a,b]	186,638	2,534,544

		35,358,215
BIOTECHNOLOGY — 8.29%
Acceleron Pharma Inc.[a,b]	226,653	5,999,505
Achillion Pharmaceuticals Inc.[a]	971,791	4,091,240
Acorda Therapeutics Inc.[a]	49,324	1,035,804
Adamas Pharmaceuticals Inc.[a,b]	67,791	1,186,342
Aduro Biotech Inc.[a,b]	307,944	3,310,398
Advaxis Inc.[a,b]	291,618	2,382,519
Aevi Genomic Medicine Inc.[a,b]	225,292	419,043
Agenus Inc.[a,b]	491,592	1,853,302
Aimmune Therapeutics Inc.[a,b]	217,158	4,718,843
Akebia Therapeutics Inc.[a,b]	84,317	775,716
Alder Biopharmaceuticals Inc.[a,b]	385,746	8,023,517
AMAG Pharmaceuticals Inc.[a,b]	86,747	1,956,145
Amicus Therapeutics Inc.[a,b]	1,178,243	8,400,873

47

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
AnaptysBio Inc.[a]	33,332	$924,963
Anavex Life Sciences Corp.[a,b]	270,639	1,553,468
Anthera Pharmaceuticals Inc.[a,b]	322,804	137,353
Applied Genetic Technologies Corp./DEa	102,664	708,382
Aptevo Therapeutics Inc.[a,b]	127,488	262,625
Ardelyx Inc.[a]	40,545	512,894
Arena Pharmaceuticals Inc.[a,b]	2,036,202	2,972,855
Argos Therapeutics Inc.[a,b]	114,770	51,865
Array BioPharma Inc.[a,b]	128,922	1,152,563
Arrowhead Pharmaceuticals Inc.[a,b]	520,132	962,244
Asterias Biotherapeutics Inc.[a,b]	178,212	605,921
Atara Biotherapeutics Inc.[a,b]	10,534	216,474
Athersys Inc.[a,b]	768,782	1,314,617
Audentes Therapeutics Inc.[a,b]	36,656	624,618
Avexis Inc.[a]	46,856	3,562,462
Axovant Sciences Ltd.[a,b]	201,697	3,013,353
Bellicum Pharmaceuticals Inc.[a,b]	113,686	1,402,885
BioCryst Pharmaceuticals Inc.[a,b]	547,969	4,602,940
BioSpecifics Technologies Corp.[a,b]	43,695	2,394,486
BioTime Inc.[a,b]	613,384	2,116,175
Bluebird Bio Inc.[a,b]	125,403	11,399,133
Blueprint Medicines Corp.[a,b]	199,490	7,977,605
Cara Therapeutics Inc.[a,b]	22,532	414,363
Cellular Biomedicine Group Inc.[a,b]	66,153	780,605
ChemoCentryx Inc.[a,b]	189,268	1,377,871
Cidara Therapeutics Inc.[a,b]	5,391	42,050
Clovis Oncology Inc.[a,b]	302,306	19,247,823
Coherus Biosciences Inc.[a,b]	277,362	5,866,206
Concert Pharmaceuticals Inc.[a]	61,880	1,055,673
Corvus Pharmaceuticals Inc.[a,b]	4,140	85,988
Curis Inc.[a,b]	917,392	2,550,350
Cytokinetics Inc.[a,b]	277,450	3,565,232
CytomX Therapeutics Inc.[a,b]	173,861	3,002,579
CytRx Corp.[a,b]	1,111,325	493,651
Dimension Therapeutics Inc.[a,b]	38,775	67,856
Dyax Corp.	1,121,579	2,568,416
Dynavax Technologies Corp.[a,b]	371,852	2,212,519
Eagle Pharmaceuticals Inc./DEa,b	72,778	6,036,207
Edge Therapeutics Inc.[a,b]	48,968	446,098
Editas Medicine Inc.[a,b]	64,428	1,438,033
Eiger Biopharmaceuticals Inc.[a,b]	33,174	379,842
Emergent BioSolutions Inc.[a,b]	268,381	7,793,784
Epizyme Inc.[a,b]	236,694	4,059,302
Exact Sciences Corp.[a,b]	872,338	20,604,624
Exelixis Inc.[a,b]	1,162,400	25,189,208
FibroGen Inc.[a,b]	432,243	10,654,790
Five Prime Therapeutics Inc.[a,b]	51,164	1,849,579
Flexion Therapeutics Inc.[a,b]	220,209	5,925,824
Fortress Biotech Inc.[a,b]	267,559	989,968
Foundation Medicine Inc.[a,b]	111,193	3,585,974
Galena Biopharma Inc.[a,b]	83,104	50,693
Genomic Health Inc.[a,b]	155,123	4,884,823
Geron Corp.[a,b]	1,277,145	2,899,119
Global Blood Therapeutics Inc.[a]	165,474	6,097,717
GlycoMimetics Inc.[a,b]	94,207	511,544
Halozyme Therapeutics Inc.[a,b]	899,347	11,655,537
Heron Therapeutics Inc.[a,b]	345,850	5,187,750
Idera Pharmaceuticals Inc.[a,b]	821,580	2,029,303
Ignyta Inc.[a,b]	151,322	1,301,369
Immune Design Corp.[a,b]	104,332	709,458
ImmunoGen Inc.[a,b]	720,296	2,787,546
Immunomedics Inc.[a,b]	747,033	4,833,304
Infinity Pharmaceuticals Inc.[a,b]	383,636	1,239,144

Security	Shares	Value
Inotek Pharmaceuticals Corp.[a,b]	123,375	$246,750
Inovio Pharmaceuticals Inc.[a,b]	552,211	3,655,637
Insmed Inc.[a,b]	512,099	8,966,853
Insys Therapeutics Inc.[a,b]	191,273	2,010,279
Intellia Therapeutics Inc.[a,b]	54,737	771,244
Invitae Corp.[a,b]	230,540	2,549,772
Ironwood Pharmaceuticals Inc.[a,b]	1,066,906	18,201,416
Jounce Therapeutics Inc.[a]	42,435	933,146
Kadmon Holdings Inc.[a,b]	51,791	187,483
Karyopharm Therapeutics Inc.[a,b]	49,137	630,919
Keryx Biopharmaceuticals Inc.[a,b]	651,224	4,011,540
Kite Pharma Inc.[a,b]	359,281	28,199,966
La Jolla Pharmaceutical Co.[a,b]	114,265	3,410,810
Lexicon Pharmaceuticals Inc.[a,b]	350,042	5,019,602
Ligand Pharmaceuticals Inc.[a,b]	156,765	16,592,008
Lion Biotechnologies Inc.[a,b]	464,798	3,462,745
Loxo Oncology Inc.[a,b]	132,721	5,584,900
MacroGenics Inc.[a,b]	265,886	4,945,480
MannKind Corp.[a,b]	526,506	779,229
MediciNova Inc.[a,b]	243,886	1,460,877
Merrimack Pharmaceuticals Inc.[a]	619,201	1,907,139
MiMedx Group Inc.[a,b]	843,327	8,036,906
Minerva Neurosciences Inc.[a,b]	173,354	1,404,167
Mirati Therapeutics Inc.[a,b]	119,636	622,107
Momenta Pharmaceuticals Inc.[a,b]	128,326	1,713,152
Myovant Sciences Ltd.[a,b]	69,372	814,427
Myriad Genetics Inc.[a,b]	557,339	10,700,909
NantKwest Inc.[a,b]	13,972	49,601
Natera Inc.[a,b]	212,254	1,882,693
NewLink Genetics Corp.[a,b]	138,751	3,343,899
Novavax Inc.[a,b]	2,275,428	2,912,548
OncoMed Pharmaceuticals Inc.[a,b]	177,300	1,632,933
Ophthotech Corp.[a,b]	249,663	913,767
Organovo Holdings Inc.[a,b]	786,919	2,502,402
OvaScience Inc.[a,b]	33,162	62,013
Pfenex Inc.[a,b]	142,017	825,119
PharmAthene Inc.	486,449	394,753
Portola Pharmaceuticals Inc.[a,b]	372,001	14,578,719
Progenics Pharmaceuticals Inc.[a,b]	575,025	5,428,236
Protagonist Therapeutics Inc.[a]	48,422	620,286
Proteostasis Therapeutics Inc.[a,b]	63,847	499,284
Prothena Corp. PLC[a,b]	286,902	16,006,263
Puma Biotechnology Inc.[a,b]	230,264	8,565,821
Ra Pharmaceuticals Inc.[a,b]	53,518	1,139,398
Radius Health Inc.[a,b]	259,087	10,013,713
Regulus Therapeutics Inc.[a,b]	303,989	501,582
Repligen Corp.[a,b]	278,134	9,790,317
Rigel Pharmaceuticals Inc.[a,b]	816,551	2,702,784
Sage Therapeutics Inc.[a,b]	248,922	17,690,887
Sangamo Therapeutics Inc.[a,b]	565,176	2,938,915
Sarepta Therapeutics Inc.[a,b]	413,522	12,240,251
Selecta Biosciences Inc.[a,b]	32,577	466,503
Seres Therapeutics Inc.[a,b]	143,669	1,619,150
Sorrento Therapeutics Inc.[a,b]	200,922	793,642
Spark Therapeutics Inc.[a,b]	157,257	8,388,088
Spectrum Pharmaceuticals Inc.[a,b]	193,145	1,255,442
Stemline Therapeutics Inc.[a,b]	27,335	233,714
Syndax Pharmaceuticals Inc.[a,b]	17,713	243,022
Synergy Pharmaceuticals Inc.[a,b]	1,670,029	7,782,335
Synthetic Biologics Inc.[a]	942,265	594,287
Syros Pharmaceuticals Inc.[a,b]	29,747	473,870
T2 Biosystems Inc.[a,b]	114,629	602,949
TESARO Inc.[a,b]	235,868	36,293,009

48

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
TG Therapeutics Inc.[a,b]	352,795	$4,110,062
Tokai Pharmaceuticals Inc.[a,b]	77,944	65,122
Trevena Inc.[a,b]	404,187	1,483,366
TrovaGene Inc.[a,b]	202,493	232,867
Ultragenyx Pharmaceutical Inc.[a,b]	317,417	21,514,524
Vanda Pharmaceuticals Inc.[a]	300,549	4,207,686
Veracyte Inc.[a]	139,193	1,277,792
Versartis Inc.[a,b]	22,103	471,899
Vital Therapies Inc.[a]	185,662	742,648
Voyager Therapeutics Inc.[a,b]	44,084	583,672
vTv Therapeutics Inc. Class Aa,b	60,127	393,832
XBiotech Inc.[a,b]	142,043	2,342,289
Xencor Inc.[a,b]	297,093	7,106,465
ZIOPHARM Oncology Inc.[a,b]	1,003,328	6,361,100

		632,789,832
BUILDING PRODUCTS — 2.32%
AAON Inc.	331,623	11,722,873
Advanced Drainage Systems Inc.	285,969	6,262,721
American Woodmark Corp.[a]	113,405	10,410,579
Apogee Enterprises Inc.	233,415	13,913,868
Armstrong Flooring Inc.[a,b]	11,111	204,665
Builders FirstSource Inc.[a,b]	692,452	10,317,535
Caesarstone Ltd.[a,b]	196,433	7,120,696
Continental Building Products Inc.[a]	290,172	7,109,214
Gibraltar Industries Inc.[a,b]	168,183	6,929,140
Griffon Corp.	208,651	5,143,247
Insteel Industries Inc.	143,897	5,200,438
JELD-WEN Holding Inc.[a]	180,843	5,940,693
Masonite International Corp.[a,b]	250,182	19,826,923
NCI Building Systems Inc.[a]	222,576	3,817,178
Patrick Industries Inc.[a,b]	131,313	9,310,092
PGT Innovations Inc.[a,b]	393,992	4,235,414
Ply Gem Holdings Inc.[a]	185,988	3,663,964
Quanex Building Products Corp.	24,904	504,306
Simpson Manufacturing Co. Inc.	341,339	14,708,297
Trex Co. Inc.[a,b]	242,770	16,845,810
Universal Forest Products Inc.	142,472	14,039,191

		177,226,844
CAPITAL MARKETS — 1.57%
BGC Partners Inc. Class A	1,797,939	20,424,587
Cohen & Steers Inc.	170,766	6,825,517
Cowen Group Inc. Class Aa,b	18,539	277,158
Diamond Hill Investment Group Inc.	25,369	4,935,539
Evercore Partners Inc. Class A	321,948	25,079,749
Fifth Street Asset Management Inc.	36,161	166,341
Financial Engines Inc.	442,050	19,251,277
GAIN Capital Holdings Inc.	57,429	478,384
GAMCO Investors Inc. Class A	8,243	243,910
Greenhill & Co. Inc.	171,427	5,022,811
Hennessy Advisors Inc.	38,552	648,059
Houlihan Lokey Inc.	169,543	5,840,756
Investment Technology Group Inc.	33,471	677,788
Ladenburg Thalmann Financial Services Inc.[a,b]	85,197	211,289
Medley Management Inc.	20,051	166,423
Moelis & Co. Class A	194,900	7,503,650
OM Asset Management PLC	229,147	3,464,703
Pzena Investment Management Inc. Class A	97,602	960,404
Silvercrest Asset Management Group Inc.	64,824	862,159
Value Line Inc.	8,421	144,925

Security	Shares	Value
Virtu Financial Inc. Class A	198,340	$3,371,780
Waddell & Reed Financial Inc. Class A	66,073	1,123,241
Westwood Holdings Group Inc.	66,390	3,545,890
WisdomTree Investments Inc.	950,113	8,627,026

		119,853,366
CHEMICALS — 3.54%
Balchem Corp.	260,087	21,436,371
Chase Corp.	58,011	5,534,249
Chemours Co. (The)	1,261,227	48,557,240
Chemtura Corp.[a]	269,108	8,988,207
Codexis Inc.[a,b]	254,778	1,222,934
Ferro Corp.[a]	687,817	10,447,940
Flotek Industries Inc.[a,b]	450,189	5,757,917
GCP Applied Technologies Inc.[a]	492,656	16,085,219
Hawkins Inc.	14,847	727,503
HB Fuller Co.	413,190	21,304,077
Ingevity Corp.[a]	281,598	17,135,238
Innophos Holdings Inc.	141,921	7,659,476
KMG Chemicals Inc.	34,203	1,575,732
Koppers Holdings Inc.[a]	133,832	5,667,785
Minerals Technologies Inc.	153,144	11,730,830
OMNOVA Solutions Inc.[a]	218,758	2,165,704
PolyOne Corp.	691,982	23,589,666
Quaker Chemical Corp.	79,924	10,522,794
Rayonier Advanced Materials Inc.	217,928	2,931,132
Sensient Technologies Corp.	367,417	29,121,472
Stepan Co.	15,554	1,225,811
Trecora Resources[a,b]	131,250	1,456,875
Trinseo SA	223,900	15,023,690
Valhi Inc.	12,985	42,591

		269,910,453
COMMERCIAL SERVICES & SUPPLIES — 3.14%
Advanced Disposal Services Inc.[a,b]	125,280	2,831,328
Aqua Metals Inc.[a,b]	102,005	1,993,178
Brady Corp. Class A	287,198	11,100,203
Brink’s Co. (The)	371,152	19,838,074
Deluxe Corp.	403,462	29,117,853
Healthcare Services Group Inc.	580,561	25,016,373
Heritage-Crystal Clean Inc.[a,b]	53,716	735,909
Herman Miller Inc.	494,800	15,610,940
HNI Corp.	373,130	17,197,562
InnerWorkings Inc.[a,b]	294,306	2,931,288
Interface Inc.	473,693	9,023,852
Kimball International Inc. Class B	259,326	4,278,879
Knoll Inc.	396,754	9,446,713
Matthews International Corp. Class A	263,205	17,805,818
Mobile Mini Inc.	272,319	8,305,729
MSA Safety Inc.	174,033	12,302,393
Multi-Color Corp.	111,294	7,901,874
Quad/Graphics Inc.	127,750	3,224,410
SP Plus Corp.[a,b]	134,050	4,524,187
Steelcase Inc. Class A	708,934	11,874,644
Team Inc.[a,b]	221,460	5,990,493
Tetra Tech Inc.	78,010	3,186,708
U.S. Ecology Inc.	180,187	8,441,761
UniFirst Corp./MAb	11,871	1,679,153
Viad Corp.	95,133	4,300,012
West Corp.	50,671	1,237,386

		239,896,720

49

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.25%
Acacia Communications Inc.[a,b]	41,696	$2,444,220
ADTRAN Inc.	263,126	5,459,864
Aerohive Networks Inc.[a,b]	192,608	810,880
CalAmp Corp.[a,b]	297,039	4,987,285
Ciena Corp.[a,b]	1,132,827	26,746,045
Clearfield Inc.[a,b]	94,862	1,560,480
Extreme Networks Inc.[a]	850,835	6,389,771
Infinera Corp.[a,b]	808,864	8,274,679
InterDigital Inc./PA	285,703	24,656,169
Lumentum Holdings Inc.[a]	416,436	22,216,861
NETGEAR Inc.[a,b]	176,995	8,770,102
Oclaro Inc.[a,b]	787,623	7,734,458
Plantronics Inc.	274,234	14,838,802
Quantenna Communications Inc.[a,b]	23,616	491,921
ShoreTel Inc.[a]	123,547	759,814
Silicom Ltd.	11,642	578,258
Sonus Networks Inc.[a,b]	49,550	326,534
Ubiquiti Networks Inc.[a,b]	212,929	10,701,812
ViaSat Inc.[a,b]	371,982	23,739,891

		171,487,846
CONSTRUCTION & ENGINEERING — 1.23%
Argan Inc.	110,426	7,304,680
Comfort Systems USA Inc.	304,950	11,176,418
Dycom Industries Inc.[a,b]	251,937	23,417,544
EMCOR Group Inc.	83,193	5,236,999
Granite Construction Inc.	246,146	12,354,068
Great Lakes Dredge & Dock Corp.[a,b]	40,395	161,580
IES Holdings Inc.[a,b]	58,923	1,066,506
MasTec Inc.[a,b]	545,696	21,855,125
NV5 Global Inc.[a,b]	43,381	1,631,126
Orion Group Holdings Inc.[a,b]	19,939	148,944
Primoris Services Corp.	331,750	7,703,235
Tutor Perini Corp.[a,b]	47,561	1,512,440

		93,568,665
CONSTRUCTION MATERIALS — 0.61%
Forterra Inc.[a,b]	132,132	2,576,574
Headwaters Inc.[a,b]	599,682	14,080,533
Summit Materials Inc. Class Aa	882,649	21,810,257
U.S. Concrete Inc.[a,b]	117,998	7,616,771
U.S. Lime & Minerals Inc.	1,920	151,642

		46,235,777
CONSUMER FINANCE — 0.26%
FirstCash Inc.	227,280	11,170,812
Green Dot Corp. Class Aa	61,124	2,039,097
LendingClub Corp.[a,b]	1,214,025	6,664,997
Regional Management Corp.[a]	6,965	135,330

		20,010,236
CONTAINERS & PACKAGING — 0.08%
Multi Packaging Solutions International Ltd.[a,b]	172,857	3,102,783
Myers Industries Inc.	179,748	2,849,006

		5,951,789

Security	Shares	Value
DISTRIBUTORS — 0.16%
Core-Mark Holding Co. Inc.	378,315	$11,799,645
Weyco Group Inc.	2,891	81,179

		11,880,824
DIVERSIFIED CONSUMER SERVICES — 1.23%
Bright Horizons Family Solutions Inc.[a,b]	362,243	26,258,995
Capella Education Co.	85,822	7,297,016
Carriage Services Inc.	113,277	3,072,072
Chegg Inc.[a,b]	279,355	2,357,756
Collectors Universe Inc.	60,481	1,578,554
Grand Canyon Education Inc.[a,b]	370,859	26,557,213
Houghton Mifflin Harcourt Co.[a,b]	685,122	6,953,988
Laureate Education Inc. Class Aa	146,301	2,087,715
Liberty Tax Inc.	45,559	649,216
Sotheby’sa	232,088	10,555,362
Strayer Education Inc.	38,279	3,081,077
Weight Watchers International Inc.[a,b]	216,564	3,371,902

		93,820,866
DIVERSIFIED FINANCIAL SERVICES — 0.00%
PICO Holdings Inc.[a,b]	16,274	227,836

		227,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.60%
Cogent Communications Holdings Inc.	343,219	14,775,578
Consolidated Communications Holdings Inc.	283,389	6,636,970
Fairpoint Communications Inc.[a,b]	136,662	2,268,589
General Communication Inc. Class Aa,b	226,164	4,704,211
Globalstar Inc.[a,b]	2,074,046	3,318,474
IDT Corp. Class B	86,113	1,095,357
Lumos Networks Corp.[a,b]	13,177	233,233
ORBCOMM Inc.[a,b]	492,556	4,703,910
Straight Path Communications Inc. Class Ba,b	78,209	2,813,178
Vonage Holdings Corp.[a,b]	173,110	1,094,055
Windstream Holdings Inc.	800,075	4,360,409

		46,003,964
ELECTRIC UTILITIES — 0.13%
MGE Energy Inc.	131,739	8,563,035
Spark Energy Inc. Class Ab	39,541	1,263,335

		9,826,370
ELECTRICAL EQUIPMENT — 0.72%
Allied Motion Technologies Inc.	50,368	1,012,397
Atkore International Group Inc.[a]	60,254	1,583,475
AZZ Inc.	213,006	12,673,857
Energous Corp.[a,b]	120,394	1,878,146
EnerSys	105,192	8,303,857
Generac Holdings Inc.[a,b]	507,893	18,934,251
General Cable Corp.	375,333	6,737,227
LSI Industries Inc.	25,826	260,584
Plug Power Inc.[a,b]	1,037,395	1,431,605
Power Solutions International Inc.[a,b]	29,154	294,164
TPI Composites Inc.[a]	2,922	55,547

50

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Vicor Corp.[a]	118,605	$1,909,541

		55,074,651
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.65%
Agilysys Inc.[a,b]	10,253	96,891
Badger Meter Inc.	231,041	8,490,757
Belden Inc.	345,724	23,920,644
Coherent Inc.[a,b]	199,762	41,079,058
ePlus Inc.[a,b]	36,760	4,964,438
Fabrinet[a,b]	287,604	12,087,996
FARO Technologies Inc.[a,b]	33,530	1,198,698
II-VI Inc.[a]	135,973	4,901,827
Itron Inc.[a]	275,269	16,708,828
Littelfuse Inc.	183,064	29,273,764
Mesa Laboratories Inc.[b]	24,912	3,056,702
Methode Electronics Inc.	275,374	12,557,054
MTS Systems Corp.	125,462	6,906,683
Novanta Inc.[a,b]	67,020	1,779,381
RadiSys Corp.[a,b]	271,960	1,087,840
Rogers Corp.[a]	51,084	4,386,583
Universal Display Corp.[b]	342,241	29,466,950

		201,964,094
ENERGY EQUIPMENT & SERVICES — 0.43%
Keane Group Inc.[a]	16,428	234,920
Mammoth Energy Services Inc.[a]	5,328	114,605
PHI Inc. NVS[a,b]	8,076	96,751
RigNet Inc.[a]	8,227	176,469
Smart Sand Inc.[a,b]	6,114	99,353
TETRA Technologies Inc.[a,b]	610,491	2,484,698
U.S. Silica Holdings Inc.	614,309	29,480,689

		32,687,485
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.91%
Acadia Realty Trust[b]	138,742	4,170,585
Alexander’s Inc.[b]	16,683	7,204,720
American Assets Trust Inc.[b]	111,476	4,664,156
Armada Hoffler Properties Inc.[b]	257,240	3,573,064
CareTrust REIT Inc.[b]	529,281	8,902,506
Chesapeake Lodging Trust[b]	135,546	3,247,682
City Office REIT Inc.[b]	179,137	2,176,515
Clipper Realty Inc.	5,648	72,407
CoreSite Realty Corp.	276,463	24,895,493
DuPont Fabros Technology Inc.[b]	617,219	30,607,890
EastGroup Properties Inc.[b]	260,246	19,135,888
Education Realty Trust Inc.[b]	74,825	3,056,601
FelCor Lodging Trust Inc.[b]	986,655	7,409,779
First Industrial Realty Trust Inc.[b]	207,936	5,537,336
Four Corners Property Trust Inc.	330,377	7,542,507
GEO Group Inc. (The)	145,518	6,747,670
Global Medical REIT Inc.[b]	59,923	544,101
Gramercy Property Trust[b]	175,202	4,607,813
Hersha Hospitality Trust[b]	18,520	347,991
iStar Inc.[a,b]	570,783	6,735,239
LTC Properties Inc.	267,024	12,790,450
MedEquities Realty Trust Inc.	83,801	939,409
Medical Properties Trust Inc.[b]	825,045	10,634,830
Monmouth Real Estate Investment Corp.[b]	99,543	1,420,479
National Health Investors Inc.[b]	307,197	22,311,718
National Storage Affiliates Trust[b]	37,030	885,017

Security	Shares	Value
Pennsylvania REIT[b]	167,377	$2,534,088
Physicians Realty Trust	657,296	13,060,471
Potlatch Corp.[b]	334,277	15,276,459
PS Business Parks Inc.[b]	162,342	18,630,368
QTS Realty Trust Inc. Class A	385,636	18,799,755
Retail Opportunity Investments Corp.[b]	628,639	13,220,278
Rexford Industrial Realty Inc.	214,183	4,823,401
Ryman Hospitality Properties Inc.[b]	358,173	22,145,837
Sabra Health Care REIT Inc.[b]	85,930	2,400,025
Saul Centers Inc.[b]	72,481	4,466,279
STAG Industrial Inc.[b]	680,969	17,037,844
Terreno Realty Corp.	99,762	2,793,336
UMH Properties Inc.[b]	63,093	959,645
Universal Health Realty Income Trust[b]	87,508	5,644,266
Urban Edge Properties[b]	740,224	19,467,891
Urstadt Biddle Properties Inc. Class A	194,626	4,001,511
Washington Prime Group Inc.[b]	333,618	2,899,140
Washington REIT[b]	209,100	6,540,648

		374,863,088
FOOD & STAPLES RETAILING — 0.34%
Chefs’ Warehouse Inc. (The)[a,b]	145,523	2,022,770
Performance Food Group Co.[a,b]	308,396	7,339,825
PriceSmart Inc.	164,813	15,195,758
Smart & Final Stores Inc.[a,b]	133,629	1,616,911

		26,175,264
FOOD PRODUCTS — 1.41%
AdvancePierre Foods Holdings Inc.	113,702	3,544,091
Alico Inc.	3,024	79,834
Amplify Snack Brands Inc.[a,b]	239,554	2,012,254
B&G Foods Inc.	541,896	21,811,314
Cal-Maine Foods Inc.[b]	197,324	7,261,523
Calavo Growers Inc.	127,356	7,717,774
Darling Ingredients Inc.[a]	367,857	5,341,284
Dean Foods Co.	377,566	7,422,947
Farmer Bros. Co.[a,b]	65,908	2,329,848
Fresh Del Monte Produce Inc.	13,922	824,600
Freshpet Inc.[a,b]	182,207	2,004,277
Inventure Foods Inc.[a,b]	156,220	690,492
J&J Snack Foods Corp.	123,607	16,756,165
John B Sanfilippo & Son Inc.	19,148	1,401,442
Lancaster Colony Corp.	155,247	20,002,023
Landec Corp.[a,b]	49,189	590,268
Lifeway Foods Inc.[a,b]	38,918	417,590
Limoneira Co.	90,276	1,887,671
Omega Protein Corp.[b]	9,352	187,508
Tootsie Roll Industries Inc.[b]	146,008	5,453,408

		107,736,313
GAS UTILITIES — 0.11%
Chesapeake Utilities Corp.	14,789	1,023,399
New Jersey Resources Corp.	57,379	2,272,208
Southwest Gas Holdings Inc.	39,641	3,286,635
WGL Holdings Inc.	20,173	1,664,878

		8,247,120
HEALTH CARE EQUIPMENT & SUPPLIES — 5.11%
Abaxis Inc.	181,010	8,778,985

51

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Accuray Inc.[a,b]	651,258	$3,093,475
Analogic Corp.	9,462	718,166
Anika Therapeutics Inc.[a,b]	95,009	4,127,191
AtriCure Inc.[a,b]	202,245	3,872,992
Atrion Corp.	11,211	5,248,990
Avinger Inc.[a]	146,775	278,873
AxoGen Inc.[a,b]	217,133	2,269,040
Cantel Medical Corp.	295,346	23,657,215
Cardiovascular Systems Inc.[a]	260,812	7,374,459
Cerus Corp.[a,b]	716,001	3,186,204
ConforMIS Inc.[a]	289,069	1,508,940
Corindus Vascular Robotics Inc.[a,b]	431,619	565,421
CryoLife Inc.[a]	171,040	2,847,816
Cutera Inc.[a]	97,188	2,011,792
Endologix Inc.[a,b]	680,950	4,930,078
Entellus Medical Inc.[a,b]	69,463	958,589
GenMark Diagnostics Inc.[a,b]	364,117	4,667,980
Glaukos Corp.[a,b]	138,149	7,087,044
Globus Medical Inc. Class Aa,b	576,696	17,081,736
ICU Medical Inc.[a,b]	82,919	12,661,731
Inogen Inc.[a,b]	133,765	10,374,813
Insulet Corp.[a,b]	475,689	20,497,439
Integra LifeSciences Holdings Corp.[a,b]	499,288	21,035,003
InVivo Therapeutics Holdings Corp.[a,b]	259,561	1,051,222
iRadimed Corp.[a,b]	31,784	282,878
iRhythm Technologies Inc.[a,b]	49,894	1,876,014
IRIDEX Corp.[a,b]	71,558	849,393
K2M Group Holdings Inc.[a]	67,001	1,374,191
LeMaitre Vascular Inc.	110,240	2,715,211
Masimo Corp.[a]	337,875	31,510,222
Meridian Bioscience Inc.[b]	305,050	4,209,690
Merit Medical Systems Inc.[a]	137,364	3,969,820
Natus Medical Inc.[a,b]	268,055	10,521,159
Neogen Corp.[a]	300,055	19,668,605
Nevro Corp.[a,b]	197,801	18,533,954
Novocure Ltd.[a,b]	414,300	3,355,830
NuVasive Inc.[a,b]	408,906	30,537,100
NxStage Medical Inc.[a]	523,385	14,042,420
Obalon Therapeutics Inc.[a,b]	33,721	360,477
OraSure Technologies Inc.[a,b]	448,295	5,796,454
Orthofix International NVa,b	144,144	5,499,094
Oxford Immunotec Global PLC[a,b]	181,135	2,805,781
Penumbra Inc.[a,b]	228,771	19,090,940
Quidel Corp.[a,b]	209,275	4,737,986
Rockwell Medical Inc.[a,b]	362,087	2,266,665
Second Sight Medical Products Inc.[a,b]	123,904	149,924
Senseonics Holdings Inc.[a,b]	218,165	390,515
Spectranetics Corp. (The)[a]	352,039	10,253,136
STAAR Surgical Co.[a,b]	334,544	3,278,531
Surmodics Inc.[a]	106,773	2,567,891
Tactile Systems Technology Inc.[a,b]	28,372	537,649
Tandem Diabetes Care Inc.[a,b]	151,850	182,220
TransEnterix Inc.[a,b]	81,108	98,141
Utah Medical Products Inc.	28,133	1,752,686
ViewRay Inc.[a,b]	52,468	446,503
Zeltiq Aesthetics Inc.[a]	292,659	16,274,767

		389,821,041
HEALTH CARE PROVIDERS & SERVICES — 2.62%
AAC Holdings Inc.[a,b]	81,514	695,314
Aceto Corp.	220,118	3,480,066
Addus HomeCare Corp.[a,b]	7,814	250,048

Security	Shares	Value
Adeptus Health Inc. Class Aa,b	110,691	$199,244
Air Methods Corp.[a,b]	278,807	11,988,701
Almost Family Inc.[a,b]	22,252	1,081,447
Amedisys Inc.[a]	230,476	11,775,019
American Renal Associates Holdings Inc.[a,b]	62,361	1,052,654
AMN Healthcare Services Inc.[a,b]	389,390	15,809,234
BioScrip Inc.[a,b]	105,041	178,570
BioTelemetry Inc.[a,b]	221,906	6,424,179
Capital Senior Living Corp.[a,b]	229,974	3,233,434
Chemed Corp.	133,383	24,367,740
Civitas Solutions Inc.[a,b]	122,368	2,245,453
CorVel Corp.[a]	81,407	3,541,205
Cross Country Healthcare Inc.[a,b]	262,389	3,767,906
Diplomat Pharmacy Inc.[a,b]	381,174	6,079,725
Ensign Group Inc. (The)	392,613	7,381,124
Fulgent Genetics Inc.[a,b]	24,864	271,515
Genesis Healthcare Inc.[a,b]	169,102	446,429
HealthEquity Inc.[a,b]	354,781	15,060,454
HealthSouth Corp.	733,762	31,412,351
Landauer Inc.	78,360	3,820,050
LHC Group Inc.[a,b]	8,047	433,733
Magellan Health Inc.[a]	136,164	9,402,124
Molina Healthcare Inc.[a,b]	237,218	10,817,141
National Research Corp. Class A	59,006	1,162,418
Nobilis Health Corp.[a,b]	32,130	54,621
Owens & Minor Inc.	59,967	2,074,858
Providence Service Corp. (The)[a]	97,378	4,327,478
Quorum Health Corp.[a,b]	244,551	1,330,357
RadNet Inc.[a]	302,774	1,786,367
Select Medical Holdings Corp.[a]	65,129	869,472
Surgery Partners Inc.[a,b]	88,955	1,734,623
Teladoc Inc.[a,b]	198,166	4,954,150
U.S. Physical Therapy Inc.	99,194	6,477,368

		199,986,572
HEALTH CARE TECHNOLOGY — 0.98%
Castlight Health Inc.[a,b]	333,645	1,217,804
Computer Programs & Systems Inc.[b]	92,455	2,588,740
Cotiviti Holdings Inc.[a,b]	79,682	3,317,162
HealthStream Inc.[a,b]	212,331	5,144,780
HMS Holdings Corp.[a,b]	693,789	14,104,731
Medidata Solutions Inc.[a,b]	453,466	26,160,454
NantHealth Inc.[a,b]	43,617	216,340
Omnicell Inc.[a,b]	293,600	11,934,840
Quality Systems Inc.[a]	421,368	6,421,648
Tabula Rasa HealthCare Inc.[a,b]	33,742	454,842
Vocera Communications Inc.[a,b]	143,794	3,570,405

		75,131,746
HOTELS, RESTAURANTS & LEISURE — 4.50%
Biglari Holdings Inc.[a,b]	936	404,333
BJ’s Restaurants Inc.[a,b]	175,061	7,072,464
Bloomin’ Brands Inc.	857,637	16,921,178
Bob Evans Farms Inc./DE	162,841	10,563,496
Bojangles’ Inc.[a,b]	83,291	1,707,465
Boyd Gaming Corp.[a,b]	679,546	14,956,807
Buffalo Wild Wings Inc.[a,b]	144,261	22,035,868
Carrols Restaurant Group Inc.[a,b]	248,188	3,511,860
Century Casinos Inc.[a]	77,972	589,468
Cheesecake Factory Inc. (The)	374,563	23,732,312
Churchill Downs Inc.	111,167	17,658,878

52

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Chuy’s Holdings Inc.[a,b]	136,104	$4,055,899
ClubCorp Holdings Inc.	531,315	8,527,606
Cracker Barrel Old Country Store Inc.[b]	150,143	23,910,273
Dave & Buster’s Entertainment Inc.[a,b]	312,168	19,070,343
Del Frisco’s Restaurant Group Inc.[a]	17,272	311,760
Denny’s Corp.[a,b]	421,891	5,218,792
DineEquity Inc.	84,085	4,575,906
Eldorado Resorts Inc.[a,b]	215,281	4,074,193
Empire Resorts Inc.[a,b]	2,122	51,458
Fiesta Restaurant Group Inc.[a,b]	181,053	4,381,483
Golden Entertainment Inc.	16,920	223,852
Habit Restaurants Inc. (The)[a,b]	110,409	1,954,239
ILG Inc.	89,380	1,873,405
Isle of Capri Casinos Inc.[a,b]	210,140	5,539,290
Jack in the Box Inc.	209,627	21,323,258
Jamba Inc.[a,b]	105,853	957,970
Kona Grill Inc.[a,b]	37,319	235,110
La Quinta Holdings Inc.[a,b]	144,000	1,946,880
Lindblad Expeditions Holdings Inc.[a,b]	122,898	1,101,166
Marriott Vacations Worldwide Corp.	11,912	1,190,366
Nathan’s Famous Inc.[a]	25,284	1,584,043
Noodles & Co.[a,b]	68,716	395,117
Papa John’s International Inc.	223,820	17,914,553
Penn National Gaming Inc.[a,b]	530,610	9,779,142
Pinnacle Entertainment Inc.[a,b]	37,780	737,466
Planet Fitness Inc. Class A	216,725	4,176,291
Potbelly Corp.[a,b]	198,838	2,763,848
Red Robin Gourmet Burgers Inc.[a,b]	20,256	1,183,963
Red Rock Resorts Inc. Class A	248,817	5,518,761
Ruth’s Hospitality Group Inc.	245,774	4,927,769
Scientific Games Corp. Class Aa,b	427,372	10,107,348
SeaWorld Entertainment Inc.	552,261	10,089,808
Shake Shack Inc. Class Aa,b	129,724	4,332,782
Sonic Corp.	365,266	9,263,146
Texas Roadhouse Inc.	546,384	24,330,479
Wingstop Inc.[b]	130,533	3,691,473
Zoe’s Kitchen Inc.[a,b]	160,371	2,966,863

		343,440,230
HOUSEHOLD DURABLES — 1.28%
AV Homes Inc.[a,b]	29,627	487,364
Bassett Furniture Industries Inc.	46,392	1,247,945
Cavco Industries Inc.[a,b]	69,753	8,119,249
Century Communities Inc.[a,b]	9,254	235,052
Ethan Allen Interiors Inc.	203,360	6,232,984
Helen of Troy Ltd.[a]	230,886	21,749,461
Hooker Furniture Corp.	5,847	181,549
Installed Building Products Inc.[a]	164,675	8,686,606
iRobot Corp.[a,b]	220,748	14,600,273
KB Home	152,254	3,026,810
La-Z-Boy Inc.	170,414	4,601,178
LGI Homes Inc.[a,b]	122,133	4,141,530
Libbey Inc.	14,633	213,349
M/I Homes Inc.[a,b]	36,447	892,952
MDC Holdings Inc.	130,770	3,929,639
Meritage Homes Corp.[a,b]	21,748	800,326
New Home Co. Inc. (The)[a,b]	20,670	216,208
Taylor Morrison Home Corp. Class Aa	329,026	7,014,834
TopBuild Corp.[a]	43,005	2,021,235
TRI Pointe Group Inc.[a,b]	71,256	893,550
UCP Inc. Class Aa,b	6,811	69,132
Universal Electronics Inc.[a,b]	116,476	7,978,606

Security	Shares	Value
ZAGG Inc.[a,b]	25,271	$181,951

		97,521,783
HOUSEHOLD PRODUCTS — 0.46%
Central Garden & Pet Co.[a,b]	10,015	371,256
Central Garden & Pet Co. Class Aa	35,126	1,219,574
HRG Group Inc.[a]	977,256	18,880,586
Orchids Paper Products Co.[b]	73,471	1,763,304
WD-40 Co.	115,825	12,619,134

		34,853,854
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
Ormat Technologies Inc.	145,599	8,310,791
Pattern Energy Group Inc.	438,907	8,835,198

		17,145,989
INDUSTRIAL CONGLOMERATES — 0.07%
Raven Industries Inc.	184,080	5,347,524

		5,347,524
INSURANCE — 1.00%
AMERISAFE Inc.	115,934	7,524,117
Atlas Financial Holdings Inc.[a,b]	41,536	566,966
Crawford & Co. Class B	96,843	971,335
eHealth Inc.[a,b]	148,326	1,785,845
Kinsale Capital Group Inc.	7,875	252,315
Maiden Holdings Ltd.	71,792	1,005,088
National General Holdings Corp.	233,077	5,537,910
Patriot National Inc.[a,b]	85,398	240,822
Primerica Inc.	380,312	31,261,646
RLI Corp.	257,493	15,454,730
State National Companies Inc.	22,400	322,560
Third Point Reinsurance Ltd.[a,b]	40,619	491,490
Trupanion Inc.[a,b]	117,741	1,674,277
United Insurance Holdings Corp.	108,715	1,734,004
Universal Insurance Holdings Inc.	197,029	4,827,211
WMIH Corp.[a,b]	1,659,656	2,406,501

		76,056,817
INTERNET & DIRECT MARKETING RETAIL — 0.95%
1-800-Flowers.com Inc. Class Aa	59,686	608,797
Duluth Holdings Inc.[a,b]	77,597	1,652,040
Etsy Inc.[a,b]	863,495	9,178,952
Gaia Inc.[a,b]	25,584	254,561
HSN Inc.	258,098	9,575,436
Liberty TripAdvisor Holdings Inc. Class Aa	599,439	8,452,090
NutriSystem Inc.	239,335	13,283,092
Overstock.com Inc.[a,b]	108,388	1,864,274
PetMed Express Inc.	164,781	3,318,689
Shutterfly Inc.[a,b]	284,008	13,714,746
Wayfair Inc. Class Aa,b	259,053	10,489,056

		72,391,733
INTERNET SOFTWARE & SERVICES — 4.11%
2U Inc.[a,b]	302,237	11,986,719
Alarm.com Holdings Inc.[a,b]	82,256	2,528,549
Amber Road Inc.[a,b]	146,056	1,127,552

53

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Angie’s List Inc.[a,b]	321,794	$1,834,226
Appfolio Inc.[a,b]	61,471	1,672,011
Apptio Inc. Class Aa,b	42,271	495,839
Autobytel Inc.[a]	13,358	167,376
Benefitfocus Inc.[a,b]	108,267	3,026,063
Blucora Inc.[a,b]	68,678	1,188,129
Box Inc. Class Aa,b	401,723	6,552,102
Brightcove Inc.[a]	251,340	2,236,926
Carbonite Inc.[a,b]	148,212	3,008,704
Care.com Inc.[a,b]	111,903	1,399,907
ChannelAdvisor Corp.[a,b]	175,351	1,955,164
Cimpress NVa,b	207,151	17,854,345
Cornerstone OnDemand Inc.[a]	416,195	16,185,824
Coupa Software Inc.[a,b]	52,079	1,322,807
DHI Group Inc.[a]	412,986	1,631,295
Endurance International Group Holdings Inc.[a,b]	497,872	3,908,295
Envestnet Inc.[a,b]	339,896	10,978,641
Five9 Inc.[a]	268,225	4,414,983
Gogo Inc.[a,b]	467,613	5,143,743
GrubHub Inc.[a,b]	665,809	21,898,458
GTT Communications Inc.[a,b]	216,584	5,273,820
Hortonworks Inc.[a,b]	352,819	3,461,154
Instructure Inc.[a,b]	85,563	2,002,174
j2 Global Inc.	389,307	32,666,750
LivePerson Inc.[a,b]	436,463	2,989,772
LogMeIn Inc.	429,596	41,885,610
MeetMe Inc.[a,b]	344,052	2,026,466
MINDBODY Inc. Class Aa,b	115,824	3,179,369
New Relic Inc.[a]	181,488	6,727,760
NIC Inc.	520,835	10,520,867
Numerex Corp. Class Aa,b	18,867	89,996
Q2 Holdings Inc.[a,b]	208,926	7,281,071
Quotient Technology Inc.[a,b]	530,202	5,063,429
Reis Inc.	50,361	901,462
Shutterstock Inc.[a,b]	155,438	6,427,361
SPS Commerce Inc.[a]	135,994	7,954,289
Stamps.com Inc.[a,b]	133,104	15,752,858
TechTarget Inc.[a,b]	38,923	351,475
Trade Desk Inc. (The) Class Aa,b	20,315	756,734
TrueCar Inc.[a,b]	446,722	6,910,789
Web.com Group Inc.[a]	351,642	6,786,691
WebMD Health Corp.[a,b]	307,218	16,184,244
Xactly Corp.[a,b]	190,552	2,267,569
XO Group Inc.[a]	207,608	3,572,934

		313,552,302
IT SERVICES — 2.90%
Acxiom Corp.[a,b]	312,520	8,897,444
ALJ Regional Holdings Inc.[a,b]	145,325	540,609
Blackhawk Network Holdings Inc.[a,b]	452,692	18,379,295
Cardtronics PLC Class Aa,b	371,239	17,355,423
Cass Information Systems Inc.	54,860	3,626,246
Convergys Corp.	372,433	7,876,958
CSG Systems International Inc.	264,715	10,008,874
EPAM Systems Inc.[a,b]	397,852	30,045,783
EVERTEC Inc.	428,349	6,810,749
ExlService Holdings Inc.[a]	268,828	12,731,694
Forrester Research Inc.	83,325	3,312,169
Hackett Group Inc. (The)	187,112	3,646,813
Information Services Group Inc.[a,b]	243,674	767,573
MAXIMUS Inc.	529,859	32,957,230
NeuStar Inc. Class Aa,b	119,457	3,960,000

Security	Shares	Value
Perficient Inc.[a]	209,204	$3,631,782
PFSweb Inc.[a,b]	108,380	707,721
Planet Payment Inc.[a]	342,407	1,362,780
Science Applications International Corp.	349,868	26,030,179
ServiceSource International Inc.[a,b]	315,292	1,223,333
Syntel Inc.	268,594	4,520,437
TeleTech Holdings Inc.	136,325	4,035,220
Travelport Worldwide Ltd.	712,117	8,381,617
Unisys Corp.[a,b]	276,640	3,859,128
Virtusa Corp.[a,b]	228,116	6,893,666

		221,562,723
LEISURE PRODUCTS — 0.42%
Acushnet Holdings Corp.[a,b]	103,420	1,787,098
American Outdoor Brands Corp.[a,b]	452,119	8,956,477
Callaway Golf Co.	287,100	3,178,197
Malibu Boats Inc. Class Aa,b	147,499	3,311,353
Marine Products Corp.	84,323	916,591
MCBC Holdings Inc.	68,021	1,099,900
Nautilus Inc.[a,b]	252,384	4,606,008
Sturm Ruger & Co. Inc.[b]	153,239	8,205,948

		32,061,572
LIFE SCIENCES TOOLS & SERVICES — 1.23%
Accelerate Diagnostics Inc.[a,b]	175,986	4,258,861
Albany Molecular Research Inc.[a,b]	100,691	1,412,695
Cambrex Corp.[a,b]	261,889	14,416,989
ChromaDex Corp.[a,b]	224,658	604,330
Enzo Biochem Inc.[a,b]	305,820	2,559,713
Fluidigm Corp.[a,b]	217,208	1,235,914
INC Research Holdings Inc.[a]	341,587	15,661,764
Luminex Corp.	129,788	2,384,206
Medpace Holdings Inc.[a]	46,880	1,399,368
NanoString Technologies Inc.[a,b]	130,097	2,585,027
NeoGenomics Inc.[a,b]	432,885	3,415,463
Pacific Biosciences of California Inc.[a,b]	657,686	3,400,237
PAREXEL International Corp.[a]	433,177	27,337,800
PRA Health Sciences Inc.[a]	198,787	12,966,876

		93,639,243
MACHINERY — 3.46%
Actuant Corp. Class A	232,452	6,125,110
Alamo Group Inc.	17,240	1,313,516
Albany International Corp. Class A	35,190	1,620,500
Altra Industrial Motion Corp.	171,217	6,668,902
Astec Industries Inc.	74,793	4,599,396
Blue Bird Corp.[a,b]	4,899	84,018
Douglas Dynamics Inc.	155,202	4,756,941
Energy Recovery Inc.[a,b]	282,489	2,350,308
EnPro Industries Inc.	178,019	12,667,832
ExOne Co. (The)[a,b]	11,052	112,620
Franklin Electric Co. Inc.	355,344	15,297,559
Global Brass & Copper Holdings Inc.	158,918	5,466,779
Gorman-Rupp Co. (The)	125,173	3,930,432
Hillenbrand Inc.	486,084	17,426,111
Hyster-Yale Materials Handling Inc.	24,224	1,365,991
John Bean Technologies Corp.	258,847	22,765,594
Kadant Inc.	16,093	955,120
Lindsay Corp.[b]	75,956	6,693,243
Lydall Inc.[a,b]	136,160	7,298,176

54

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Milacron Holdings Corp.[a,b]	103,409	$1,924,441
Miller Industries Inc./TN	8,382	220,866
Mueller Industries Inc.	331,594	11,350,463
Mueller Water Products Inc. Class A	1,282,276	15,156,502
Navistar International Corp.[a,b]	26,347	648,663
Omega Flex Inc.	23,663	1,130,855
Proto Labs Inc.[a,b]	203,558	10,401,814
RBC Bearings Inc.[a,b]	186,730	18,129,616
REV Group Inc.[a]	23,779	655,587
Rexnord Corp.[a,b]	525,606	12,130,986
Standex International Corp.	80,026	8,014,604
Sun Hydraulics Corp.	171,663	6,198,751
Supreme Industries Inc. Class A	62,471	1,265,662
Tennant Co.	135,247	9,825,695
Wabash National Corp.[b]	132,880	2,749,287
Watts Water Technologies Inc. Class A	213,065	13,284,603
Woodward Inc.	437,537	29,717,513

		264,304,056
MARINE — 0.07%
Matson Inc.	159,651	5,070,516

		5,070,516
MEDIA — 1.27%
AMC Entertainment Holdings Inc. Class A	101,848	3,203,120
Central European Media Enterprises Ltd. Class Aa,b	631,772	1,958,493
Daily Journal Corp.[a,b]	6,246	1,338,455
Entravision Communications Corp. Class A	531,598	3,295,908
Global Eagle Entertainment Inc.[a,b]	26,384	84,165
Gray Television Inc.[a,b]	331,323	4,804,183
Hemisphere Media Group Inc.[a]	37,195	437,041
IMAX Corp.[a,b]	484,811	16,483,574
Liberty Media Corp.-Liberty Braves Class Aa,b	4,960	118,742
Liberty Media Corp.-Liberty Braves Class Ca,b	16,824	397,888
Liberty Media Corp.-Liberty Formula One Class Aa,b	33,389	1,091,820
Liberty Media Corp.-Liberty Formula One Class Ca,b	63,546	2,170,096
Loral Space & Communications Inc.[a,b]	106,620	4,200,828
MDC Partners Inc. Class A	128,106	1,204,196
MSG Networks Inc. Class Aa,b	165,725	3,869,679
New Media Investment Group Inc.	60,176	855,101
Nexstar Media Group Inc. Class A	245,826	17,244,694
Radio One Inc. Class Da,b	176,893	583,747
Reading International Inc. Class Aa	32,835	510,256
Sinclair Broadcast Group Inc. Class A	606,772	24,574,266
Townsquare Media Inc. Class Aa,b	6,366	77,538
tronc Inc.[a,b]	130,824	1,821,070
World Wrestling Entertainment Inc. Class Ab	297,827	6,617,716

		96,942,576
METALS & MINING — 0.43%
Century Aluminum Co.[a,b]	26,753	339,496
Coeur Mining Inc.[a,b]	1,091,253	8,817,324
Gold Resource Corp.[b]	327,524	1,480,409
Kaiser Aluminum Corp.	54,686	4,369,411
Ramaco Resources Inc.[a]	9,612	92,948
Real Industry Inc.[a,b]	212,877	606,699
Worthington Industries Inc.	371,023	16,729,427

		32,435,714

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.01%
Orchid Island Capital Inc.[b]	57,154	$570,969

		570,969
MULTILINE RETAIL — 0.31%
Big Lots Inc.[b]	366,987	17,864,927
Fred’s Inc. Class Ab	14,966	196,055
Ollie’s Bargain Outlet Holdings Inc.[a,b]	166,192	5,567,432
Sears Holdings Corp.[a,b]	17,525	201,362

		23,829,776
OIL, GAS & CONSUMABLE FUELS — 0.83%
Abraxas Petroleum Corp.[a]	528,282	1,067,130
Callon Petroleum Co.[a,b]	1,536,683	20,222,748
Carrizo Oil & Gas Inc.[a,b]	510,885	14,641,964
CVR Energy Inc.	7,186	144,295
Evolution Petroleum Corp.	202,832	1,622,656
Isramco Inc.[a]	5,738	672,207
Jagged Peak Energy Inc.[a]	62,742	818,156
Matador Resources Co.[a,b]	733,669	17,453,985
Panhandle Oil and Gas Inc. Class A	63,374	1,216,781
Par Pacific Holdings Inc.[a,b]	95,442	1,573,838
Renewable Energy Group Inc.[a,b]	21,575	225,459
Sanchez Energy Corp.[a,b]	159,836	1,524,835
SRC Energy Inc.[a,b]	178,669	1,507,966
WildHorse Resource Development Corp.[a]	39,306	488,967

		63,180,987
PAPER & FOREST PRODUCTS — 0.83%
Boise Cascade Co.[a,b]	276,390	7,379,613
Clearwater Paper Corp.[a,b]	141,281	7,911,736
Deltic Timber Corp.	87,183	6,810,736
KapStone Paper and Packaging Corp.	45,638	1,054,238
Louisiana-Pacific Corp.[a]	1,111,526	27,588,075
Neenah Paper Inc.	137,010	10,234,647
Schweitzer-Mauduit International Inc.	47,522	1,968,361

		62,947,406
PERSONAL PRODUCTS — 0.25%
Avon Products Inc.[a]	776,101	3,414,844
elf Beauty Inc.[a,b]	31,893	918,518
Inter Parfums Inc.	63,413	2,317,745
Lifevantage Corp.[a,b]	113,849	611,369
Medifast Inc.	85,741	3,804,328
Natural Health Trends Corp.[b]	60,010	1,734,289
Revlon Inc. Class Aa,b	27,336	761,308
Synutra International Inc.[a,b]	45,910	273,165
USANA Health Sciences Inc.[a,b]	85,913	4,948,589

		18,784,155
PHARMACEUTICALS — 3.62%
AcelRx Pharmaceuticals Inc.[a,b]	277,794	875,051
Aclaris Therapeutics Inc.[a,b]	92,437	2,756,471
Aerie Pharmaceuticals Inc.[a,b]	236,576	10,728,722
Agile Therapeutics Inc.[a,b]	104,950	336,365
Amphastar Pharmaceuticals Inc.[a,b]	294,055	4,263,797
Ampio Pharmaceuticals Inc.[a,b]	344,472	275,578

55

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
ANI Pharmaceuticals Inc.[a,b]	65,544	$3,245,083
Aratana Therapeutics Inc.[a,b]	248,745	1,318,349
Axsome Therapeutics Inc.[a,b]	87,317	340,536
Bio-Path Holdings Inc.[a,b]	697,429	576,844
Catalent Inc.[a]	821,264	23,258,196
Cempra Inc.[a,b]	358,910	1,345,913
Clearside Biomedical Inc.[a]	63,243	502,149
Collegium Pharmaceutical Inc.[a,b]	133,878	1,346,813
Corcept Therapeutics Inc.[a,b]	615,599	6,746,965
Depomed Inc.[a,b]	502,504	6,306,425
Dermira Inc.[a,b]	238,909	8,149,186
DURECT Corp.[a,b]	1,002,583	1,052,712
Egalet Corp.[a,b]	43,340	221,034
Endocyte Inc.[a,b]	21,939	56,383
Flex Pharma Inc.[a,b]	71,158	313,095
Heska Corp.[a]	50,228	5,272,935
Horizon Pharma PLC[a,b]	1,329,732	19,653,439
Impax Laboratories Inc.[a]	605,559	7,660,321
Innoviva Inc.[a]	594,320	8,219,446
Intersect ENT Inc.[a,b]	212,313	3,641,168
Intra-Cellular Therapies Inc.[a,b]	282,573	4,591,811
Lipocine Inc.[a,b]	129,921	506,692
Medicines Co. (The)[a,b]	507,480	24,815,772
MyoKardia Inc.[a,b]	103,410	1,359,842
Nektar Therapeutics[a,b]	1,174,526	27,566,125
Neos Therapeutics Inc.[a,b]	138,637	998,186
Novan Inc.[a,b]	31,133	198,629
Ocular Therapeutix Inc.[a,b]	170,883	1,585,794
Omeros Corp.[a,b]	211,167	3,192,845
Pacira Pharmaceuticals Inc./DEa,b	300,971	13,724,278
Paratek Pharmaceuticals Inc.[a,b]	162,811	3,134,112
Phibro Animal Health Corp. Series A	144,429	4,058,455
Prestige Brands Holdings Inc.[a,b]	438,769	24,378,006
Reata Pharmaceuticals Inc. Series Aa,b	54,547	1,235,490
Revance Therapeutics Inc.[a,b]	166,771	3,468,837
SciClone Pharmaceuticals Inc.[a,b]	416,820	4,084,836
Sucampo Pharmaceuticals Inc. Class Aa,b	189,937	2,089,307
Supernus Pharmaceuticals Inc.[a,b]	385,915	12,079,139
Teligent Inc.[a,b]	340,972	2,662,991
TherapeuticsMD Inc.[a,b]	1,158,475	8,341,020
Theravance Biopharma Inc.[a,b]	330,426	12,166,285
Titan Pharmaceuticals Inc.[a]	139,036	458,819
WaVe Life Sciences Ltd.[a,b]	48,156	1,324,290

		276,484,537
PROFESSIONAL SERVICES — 1.83%
Advisory Board Co. (The)[a,b]	337,641	15,801,599
Barrett Business Services Inc.	57,819	3,158,074
CEB Inc.	264,877	20,819,332
Exponent Inc.	210,115	12,512,348
Franklin Covey Co.[a,b]	68,427	1,382,225
FTI Consulting Inc.[a,b]	31,053	1,278,452
GP Strategies Corp.[a,b]	106,821	2,702,571
Hill International Inc.[a,b]	107,688	446,905
Huron Consulting Group Inc.[a]	23,567	992,171
Insperity Inc.	129,538	11,483,544
Kforce Inc.	203,030	4,821,962
Korn/Ferry International	278,381	8,766,218
Mistras Group Inc.[a]	141,555	3,026,446
On Assignment Inc.[a,b]	419,048	20,336,399
TriNet Group Inc.[a,b]	346,622	10,017,376
TrueBlue Inc.[a,b]	21,579	590,186

Security	Shares	Value
WageWorks Inc.[a]	300,832	$21,750,154

		139,885,962
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Alexander & Baldwin Inc.	205,153	9,133,411
Altisource Portfolio Solutions SAa,b	95,585	3,517,528
Consolidated-Tomoka Land Co.	30,039	1,608,288
Forestar Group Inc.[a]	24,243	330,917
HFF Inc. Class A	295,337	8,171,975
Kennedy-Wilson Holdings Inc.	337,972	7,502,978
Marcus & Millichap Inc.[a,b]	122,289	3,005,864
RMR Group Inc. (The) Class A	55,410	2,742,795
Trinity Place Holdings Inc.[a,b]	36,997	270,448

		36,284,204
ROAD & RAIL — 0.49%
Heartland Express Inc.[b]	376,510	7,549,025
Knight Transportation Inc.	512,419	16,064,336
Swift Transportation Co.[a,b]	614,376	12,619,283
Universal Logistics Holdings Inc.	45,448	652,179
YRC Worldwide Inc.[a,b]	55,001	605,561

		37,490,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.46%
Advanced Energy Industries Inc.[a,b]	308,909	21,178,801
Advanced Micro Devices Inc.[a,b]	2,974,368	43,277,054
Ambarella Inc.[a,b]	106,205	5,810,476
Amkor Technology Inc.[a]	44,208	512,371
Cabot Microelectronics Corp.	25,978	1,990,175
Cavium Inc.[a,b]	464,701	33,300,474
CEVA Inc.[a]	162,775	5,778,512
Cirrus Logic Inc.[a,b]	518,377	31,460,300
Entegris Inc.[a,b]	729,941	17,080,619
Exar Corp.[a,b]	62,549	813,762
FormFactor Inc.[a,b]	327,252	3,877,936
GigPeak Inc.[a]	36,208	111,521
Ichor Holdings Ltd.[a]	9,470	187,790
Impinj Inc.[a,b]	31,707	959,771
Inphi Corp.[a,b]	330,543	16,137,109
Integrated Device Technology Inc.[a]	1,111,755	26,315,241
Lattice Semiconductor Corp.[a]	987,876	6,836,102
MACOM Technology Solutions Holdings Inc.[a,b]	259,105	12,514,771
MaxLinear Inc. Class Aa,b	460,296	12,911,303
Microsemi Corp.[a,b]	939,757	48,425,678
MKS Instruments Inc.	21,966	1,510,162
Monolithic Power Systems Inc.	322,222	29,676,646
Nanometrics Inc.[a]	157,869	4,808,690
NeoPhotonics Corp.[a,b]	39,758	358,220
NVE Corp.	19,090	1,580,461
PDF Solutions Inc.[a,b]	208,024	4,705,503
Power Integrations Inc.	225,534	14,828,860
Rambus Inc.[a,b]	229,620	3,017,207
Semtech Corp.[a]	532,298	17,991,672
Silicon Laboratories Inc.[a,b]	340,441	25,039,436
Synaptics Inc.[a,b]	288,443	14,280,813
Ultratech Inc.[a]	13,588	402,477
Xperi Corp.	264,265	8,971,797

		416,651,710

56

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
SOFTWARE — 6.69%
8x8 Inc.[a]	727,341	$11,091,950
A10 Networks Inc.[a,b]	362,108	3,313,288
ACI Worldwide Inc.[a,b]	950,630	20,333,976
American Software Inc./GA Class A	208,770	2,146,156
Aspen Technology Inc.[a,b]	644,032	37,946,365
Barracuda Networks Inc.[a,b]	182,319	4,213,392
Blackbaud Inc.	390,484	29,938,408
Blackline Inc.[a,b]	60,702	1,806,492
Bottomline Technologies de Inc.[a]	288,514	6,823,356
BroadSoft Inc.[a,b]	241,543	9,710,029
Callidus Software Inc.[a,b]	500,060	10,676,281
CommVault Systems Inc.[a]	318,513	16,180,460
Digimarc Corp.[a,b]	74,582	2,013,714
Ebix Inc.[b]	208,279	12,757,089
Ellie Mae Inc.[a]	270,334	27,106,390
EnerNOC Inc.[a,b]	193,514	1,161,084
Everbridge Inc.[a,b]	52,896	1,085,955
Exa Corp.[a,b]	113,405	1,440,243
Fair Isaac Corp.	256,321	33,052,593
Gigamon Inc.[a,b]	267,405	9,506,248
Globant SAa,b	211,984	7,716,218
Guidance Software Inc.[a,b]	184,202	1,086,792
HubSpot Inc.[a,b]	237,263	14,366,275
Imperva Inc.[a,b]	236,266	9,698,719
Jive Software Inc.[a,b]	469,658	2,019,529
Majesco[a,b]	46,288	238,846
MicroStrategy Inc. Class Aa	41,241	7,745,060
Mitek Systems Inc.[a,b]	240,489	1,599,252
MobileIron Inc.[a,b]	383,894	1,669,939
Model N Inc.[a,b]	181,158	1,893,101
Monotype Imaging Holdings Inc.	334,087	6,715,149
Park City Group Inc.[a,b]	100,919	1,246,350
Paycom Software Inc.[a,b]	362,604	20,853,356
Paylocity Holding Corp.[a,b]	177,188	6,844,772
Pegasystems Inc.	296,393	12,996,833
Progress Software Corp.	57,557	1,672,031
Proofpoint Inc.[a,b]	336,637	25,032,327
PROS Holdings Inc.[a,b]	208,569	5,045,284
Qualys Inc.[a]	222,568	8,435,327
Rapid7 Inc.[a,b]	161,867	2,424,768
RealPage Inc.[a]	444,657	15,518,529
RingCentral Inc. Class Aa,b	481,729	13,632,931
Rosetta Stone Inc.[a,b]	123,786	1,206,913
Rubicon Project Inc. (The)[a]	118,199	696,192
Sapiens International Corp. NV	200,904	2,587,644
SecureWorks Corp. Class Aa,b	15,263	144,999
Silver Spring Networks Inc.[a,b]	293,037	3,308,388
Synchronoss Technologies Inc.[a,b]	340,438	8,306,687
Take-Two Interactive Software Inc.[a,b]	804,325	47,672,343
TiVo Corp.	299,402	5,613,787
Varonis Systems Inc.[a]	89,332	2,840,758
VASCO Data Security International Inc.[a,b]	223,297	3,014,509
VirnetX Holding Corp.[a,b]	398,978	917,649
Workiva Inc.[a,b]	183,011	2,864,122
Zendesk Inc.[a,b]	671,114	18,818,037
Zix Corp.[a]	436,442	2,099,286

		510,846,171
SPECIALTY RETAIL — 2.12%
American Eagle Outfitters Inc.	1,236,198	17,343,858

Security	Shares	Value
Asbury Automotive Group Inc.[a]	164,800	$9,904,480
Ascena Retail Group Inc.[a,b]	481,266	2,050,193
At Home Group Inc.[a,b]	25,481	386,292
Buckle Inc. (The)	77,862	1,448,233
Build-A-Bear Workshop Inc.[a,b]	7,155	63,322
Camping World Holdings Inc. Class A	88,321	2,847,469
Cato Corp. (The) Class A	39,358	864,302
Chico’s FAS Inc.	967,995	13,745,529
Children’s Place Inc. (The)	154,246	18,517,232
Container Store Group Inc. (The)[a,b]	37,306	157,804
Destination XL Group Inc.[a,b]	202,864	578,162
Finish Line Inc. (The) Class A	104,314	1,484,388
Five Below Inc.[a,b]	441,347	19,114,739
Francesca’s Holdings Corp.[a]	314,695	4,830,568
Genesco Inc.[a,b]	20,021	1,110,165
GNC Holdings Inc. Class Ab	561,190	4,130,358
Group 1 Automotive Inc.	40,001	2,963,274
Hibbett Sports Inc.[a,b]	150,667	4,444,677
Kirkland’s Inc.[a]	52,451	650,392
Lithia Motors Inc. Class A	195,703	16,761,962
MarineMax Inc.[a,b]	117,384	2,541,364
Monro Muffler Brake Inc.	259,069	13,497,495
Party City Holdco Inc.[a,b]	97,286	1,366,868
Pier 1 Imports Inc.	111,169	795,970
Select Comfort Corp.[a,b]	356,305	8,832,801
Sportsman’s Warehouse Holdings Inc.[a,b]	199,154	951,956
Stein Mart Inc.	252,601	760,329
Tailored Brands Inc.	121,022	1,808,069
Tile Shop Holdings Inc.[b]	267,871	5,156,517
Vitamin Shoppe Inc.[a,b]	13,504	272,106
Winmark Corp.	18,506	2,091,178

		161,472,052
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.88%
3D Systems Corp.[a,b]	883,913	13,223,338
Avid Technology Inc.[a,b]	178,299	830,873
CPI Card Group Inc.	62,589	262,874
Cray Inc.[a,b]	332,466	7,281,005
Diebold Nixdorf Inc.	189,658	5,822,501
Eastman Kodak Co.[a,b]	117,015	1,345,673
Electronics For Imaging Inc.[a,b]	387,248	18,909,320
Immersion Corp.[a,b]	82,050	710,553
Nimble Storage Inc.[a]	521,450	6,518,125
Pure Storage Inc. Class Aa,b	572,002	5,622,780
Stratasys Ltd.[a,b]	194,868	3,992,845
Super Micro Computer Inc.[a,b]	67,923	1,721,848
USA Technologies Inc.[a,b]	261,781	1,112,569

		67,354,304
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Columbia Sportswear Co.	221,664	13,022,760
Crocs Inc.[a,b]	623,472	4,407,947
Culp Inc.	88,388	2,757,705
Deckers Outdoor Corp.[a,b]	18,107	1,081,531
G-III Apparel Group Ltd.[a,b]	282,464	6,183,137
Oxford Industries Inc.	125,095	7,162,940
Steven Madden Ltd.[a]	507,329	19,557,533
Superior Uniform Group Inc.	63,715	1,185,099
Vera Bradley Inc.[a,b]	116,385	1,083,544
Vince Holding Corp.[a,b]	17,185	26,637

57

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

March 31, 2017

Security	Shares	Value
Wolverine World Wide Inc.	126,310	$3,153,961

		59,622,794
THRIFTS & MORTGAGE FINANCE — 0.61%
BofI Holding Inc.[a,b]	465,370	12,160,118
Essent Group Ltd.[a]	615,615	22,266,795
Greene County Bancorp. Inc.	3,261	76,144
Hingham Institution for Savings	5,155	911,662
Home Bancorp. Inc.	5,898	199,058
LendingTree Inc.[a,b]	52,412	6,569,844
Meridian Bancorp. Inc.	62,041	1,135,350
Nationstar Mortgage Holdings Inc.[a,b]	128,482	2,024,876
Northfield Bancorp. Inc.	33,750	608,175
Provident Bancorp. Inc.[a,b]	3,433	71,921
Western New England Bancorp Inc.	41,334	434,007

		46,457,950
TOBACCO — 0.10%
Turning Point Brands Inc.[a,b]	25,254	393,962
Vector Group Ltd.	334,468	6,956,935

		7,350,897
TRADING COMPANIES & DISTRIBUTORS — 0.92%
Applied Industrial Technologies Inc.	129,766	8,026,027
Beacon Roofing Supply Inc.[a]	493,046	24,238,141
BMC Stock Holdings Inc.[a,b]	386,485	8,734,561
Foundation Building Materials Inc.[a]	92,595	1,478,742
GMS Inc.[a]	57,882	2,028,185
H&E Equipment Services Inc.	260,659	6,391,359
Kaman Corp.	18,859	907,684
Lawson Products Inc./DEa,b	37,148	833,973
Neff Corp.[a]	29,561	574,962
SiteOne Landscape Supply Inc.[a,b]	96,651	4,678,875
Triton International Ltd.	59,266	1,528,470
Univar Inc.[a]	354,336	10,863,942
Veritiv Corp.[a,b]	3,543	183,527

		70,468,448
WATER UTILITIES — 0.35%
American States Water Co.	199,565	8,840,729
AquaVenture Holdings Ltd.[a,b]	27,693	472,720
California Water Service Group	232,795	8,345,701
Connecticut Water Service Inc.	19,810	1,052,901
Global Water Resources Inc.[b]	64,695	562,846
Middlesex Water Co.	110,687	4,089,885
York Water Co. (The)	93,780	3,286,989

		26,651,771
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Boingo Wireless Inc.[a,b]	170,766	2,218,250
Shenandoah Telecommunications Co.	380,737	10,679,673

		12,897,923

TOTAL COMMON STOCKS
(Cost: $7,384,389,131)		7,619,084,378

Security	Shares	Value
SHORT-TERM INVESTMENTS — 18.11%

MONEY MARKET FUNDS — 18.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	1,372,373,211	$1,372,922,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	9,248,733	9,248,733

		1,382,170,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,381,706,492)		1,382,170,894

TOTAL INVESTMENTS IN SECURITIES — 117.96%
(Cost: $8,766,095,623)		9,001,255,272
Other Assets, Less Liabilities — (17.96)%		(1,370,416,618)

NET ASSETS — 100.00%		$7,630,838,654

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	135	Jun. 2017	ICE Markets Equity	$9,068,932	$9,344,700	$275,768

58

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.32%
AAR Corp.	295,724	$9,945,198
Aerojet Rocketdyne Holdings Inc.[a]	261,672	5,678,282
Aerovironment Inc.[a,b]	149,609	4,193,540
Cubic Corp.	227,645	12,019,656
Curtiss-Wright Corp.	110,044	10,042,615
DigitalGlobe Inc.[a,b]	568,417	18,615,657
Ducommun Inc.[a,b]	93,621	2,695,349
Engility Holdings Inc.[a]	158,055	4,574,112
Esterline Technologies Corp.[a,b]	265,423	22,839,649
KEYW Holding Corp. (The)[a,b]	398,150	3,758,536
KLX Inc.[a,b]	472,653	21,127,589
Kratos Defense & Security Solutions Inc.[a,b]	601,507	4,679,725
Mercury Systems Inc.[a,b]	385,928	15,070,488
Moog Inc. Class Aa	259,017	17,444,795
National Presto Industries Inc.	38,441	3,928,670
Sparton Corp.[a,b]	79,906	1,677,227
Teledyne Technologies Inc.[a]	220,076	27,830,811
Triumph Group Inc.	437,273	11,259,780
Vectrus Inc.[a]	78,298	1,749,960
Wesco Aircraft Holdings Inc.[a,b]	390,342	4,449,899

		203,581,538
AIR FREIGHT & LOGISTICS — 0.74%
Air Transport Services Group Inc.[a]	374,670	6,013,454
Atlas Air Worldwide Holdings Inc.[a]	219,525	12,172,661
Echo Global Logistics Inc.[a,b]	35,684	761,853
Hub Group Inc. Class Aa	19,880	922,432
Park-Ohio Holdings Corp.	77,228	2,776,347
Radiant Logistics Inc.[a]	138,546	692,730
XPO Logistics Inc.[a,b]	879,232	42,106,420

		65,445,897
AIRLINES — 0.17%
SkyWest Inc.	447,637	15,331,567

		15,331,567
AUTO COMPONENTS — 0.83%
Cooper Tire & Rubber Co.	498,789	22,121,292
Cooper-Standard Holding Inc.[a]	9,723	1,078,572
Dana Inc.	1,339,900	25,873,469
Metaldyne Performance Group Inc.	52,937	1,209,611
Modine Manufacturing Co.[a,b]	423,356	5,164,943
Motorcar Parts of America Inc.[a,b]	7,068	217,200
Spartan Motors Inc.	283,302	2,266,416
Standard Motor Products Inc.	75,629	3,716,409
Strattec Security Corp.	31,023	862,439
Superior Industries International Inc.	220,501	5,589,700
Tower International Inc.	184,506	5,000,113
Workhorse Group Inc.[a,b]	9,713	25,545

		73,125,709

Security	Shares	Value
BANKS — 20.05%
1st Source Corp.	137,709	$6,465,438
Access National Corp.[b]	73,251	2,198,995
ACNB Corp.	54,799	1,580,951
Allegiance Bancshares Inc.[a,b]	90,535	3,367,902
American National Bankshares Inc.	75,107	2,797,736
Ameris Bancorp.	85,541	3,943,440
Ames National Corp.	77,772	2,379,823
Arrow Financial Corp.	101,636	3,445,460
Atlantic Capital Bancshares Inc.[a,b]	125,805	2,384,005
Banc of California Inc.	129,733	2,685,473
BancFirst Corp.	69,095	6,211,640
Banco Latinoamericano de Comercio Exterior SA Class E	274,813	7,623,313
Bancorp. Inc. (The)[a,b]	460,276	2,347,408
BancorpSouth Inc.	778,639	23,553,830
Bank of Marin Bancorp.	53,064	3,414,668
Bank of NT Butterfield & Son Ltd. (The)[b]	105,694	3,372,696
Bankwell Financial Group Inc.	42,599	1,464,980
Banner Corp.	267,892	14,905,511
Bar Harbor Bankshares	133,128	4,403,874
Berkshire Hills Bancorp. Inc.	296,860	10,701,803
Blue Hills Bancorp. Inc.	199,516	3,561,361
BNC Bancorp.	328,286	11,506,424
Boston Private Financial Holdings Inc.	731,682	11,999,585
Bridge Bancorp. Inc.	163,045	5,706,575
Brookline Bancorp. Inc.	617,445	9,663,014
Bryn Mawr Bank Corp.	148,910	5,881,945
C&F Financial Corp.	28,596	1,323,995
California First National Bancorp.	21,280	344,736
Camden National Corp.	138,496	6,099,364
Capital Bank Financial Corp. Class A	124,101	5,385,983
Capital City Bank Group Inc.	99,040	2,118,466
Capstar Financial Holdings Inc.[a,b]	24,775	472,459
Cardinal Financial Corp.	260,692	7,805,118
Carolina Financial Corp.	109,291	3,278,730
Cascade Bancorp.[a]	287,810	2,219,015
Cathay General Bancorp.	665,189	25,064,322
CenterState Banks Inc.	436,797	11,313,042
Central Pacific Financial Corp.	269,948	8,244,212
Central Valley Community Bancorp.	79,028	1,620,074
Century Bancorp. Inc./MA Class A	27,727	1,686,495
Chemical Financial Corp.	399,139	20,415,960
Chemung Financial Corp.	28,091	1,109,595
Citizens & Northern Corp.	108,142	2,517,546
City Holding Co.[b]	129,859	8,373,308
CNB Financial Corp./PA	127,899	3,055,507
CoBiz Financial Inc.	298,962	5,022,562
Codorus Valley Bancorp. Inc.	74,447	1,928,922
Columbia Banking System Inc.	518,551	20,218,303
Community Bank System Inc.	386,442	21,246,581
Community Trust Bancorp. Inc.	135,867	6,215,915
ConnectOne Bancorp. Inc.	267,352	6,483,286
County Bancorp. Inc.	14,727	427,967
CU Bancorp.[a,b]	127,222	5,044,352
Customers Bancorp. Inc.[a]	148,032	4,667,449
CVB Financial Corp.[b]	905,373	19,999,690
Eagle Bancorp. Inc.[a]	59,191	3,533,703
Enterprise Bancorp. Inc./MA	81,555	2,834,852
Enterprise Financial Services Corp.	195,466	8,287,758
Equity Bancshares Inc. Class Aa,b	61,450	1,952,267
Farmers Capital Bank Corp.	65,360	2,640,544
Farmers National Banc Corp.	224,922	3,227,631

59

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
FB Financial Corp.[a,b]	55,359	$1,957,494
FCB Financial Holdings Inc. Class Aa,b	270,414	13,399,014
Fidelity Southern Corp.	187,268	4,191,058
Financial Institutions Inc.	122,097	4,023,096
First Bancorp. Inc./ME	91,282	2,487,435
First BanCorp./Puerto Rico[a]	1,086,776	6,140,284
First Bancorp./Southern Pines NC	177,592	5,201,670
First Busey Corp.	276,410	8,126,454
First Business Financial Services Inc.	72,925	1,893,133
First Citizens BancShares Inc./NC Class A	67,975	22,796,776
First Commonwealth Financial Corp.	801,236	10,624,389
First Community Bancshares Inc./VA	138,614	3,461,192
First Community Financial Partners Inc.[a,b]	121,283	1,546,358
First Connecticut Bancorp. Inc./Farmington CT	100,814	2,500,187
First Financial Bancorp.	547,006	15,015,315
First Financial Bankshares Inc.	213,832	8,574,663
First Financial Corp./IN	87,928	4,176,580
First Financial Northwest Inc.	66,048	1,167,068
First Foundation Inc.[a,b]	162,290	2,517,118
First Internet Bancorp.	49,860	1,470,870
First Interstate BancSystem Inc.	174,751	6,928,877
First Merchants Corp.	364,155	14,318,575
First Mid-Illinois Bancshares Inc.	70,898	2,399,188
First Midwest Bancorp. Inc./IL	799,268	18,926,666
First NBC Bank Holding Co.[a,b]	149,732	598,928
First Northwest Bancorp.[a,b]	93,118	1,443,329
First of Long Island Corp. (The)	192,170	5,198,198
Flushing Financial Corp.	251,799	6,765,839
FNB Corp./PA	2,848,245	42,353,403
Franklin Financial Network Inc.[a,b]	75,926	2,942,132
Fulton Financial Corp.	1,540,978	27,506,457
German American Bancorp. Inc.	127,136	6,018,618
Glacier Bancorp. Inc.	682,162	23,145,757
Great Southern Bancorp. Inc.	96,512	4,873,856
Great Western Bancorp. Inc.	530,667	22,505,587
Green Bancorp. Inc.[a,b]	180,301	3,209,358
Guaranty Bancorp.	155,345	3,782,651
Hancock Holding Co.	752,483	34,275,601
Hanmi Financial Corp.	279,238	8,586,568
HarborOne Bancorp Inc.[a,b]	119,855	2,276,046
Heartland Financial USA Inc.	208,655	10,422,317
Heritage Commerce Corp.	210,034	2,961,479
Heritage Financial Corp./WA	264,165	6,538,084
Heritage Oaks Bancorp.	216,521	2,890,555
Hilltop Holdings Inc.	673,462	18,500,001
HomeTrust Bancshares Inc.[a,b]	149,558	3,514,613
Hope Bancorp Inc.	1,151,252	22,069,501
Horizon Bancorp./IN	175,876	4,611,469
IBERIABANK Corp.	453,259	35,852,787
Independent Bank Corp./MI	182,619	3,780,213
Independent Bank Corp./Rockland MA	230,589	14,988,285
Independent Bank Group Inc.	99,792	6,416,626
International Bancshares Corp.	490,245	17,354,673
Investors Bancorp. Inc.	2,670,348	38,399,604
Lakeland Bancorp. Inc.	369,602	7,244,199
Lakeland Financial Corp.	214,439	9,246,610
LCNB Corp.	78,399	1,869,816
LegacyTexas Financial Group Inc.	397,960	15,878,604
Macatawa Bank Corp.	235,251	2,324,280
MainSource Financial Group Inc.	206,827	6,810,813
MB Financial Inc.	679,107	29,079,362
MBT Financial Corp.	161,587	1,834,012
Mercantile Bank Corp.	143,115	4,923,156

Security	Shares	Value
Merchants Bancshares Inc./VT	51,130	$2,490,031
Middleburg Financial Corp.	41,809	1,674,032
Midland States Bancorp. Inc.	32,906	1,131,637
MidWestOne Financial Group Inc.	72,601	2,489,488
MutualFirst Financial Inc.	48,567	1,532,289
National Bankshares Inc.	61,335	2,303,129
National Commerce Corp.[a,b]	80,408	2,942,933
NBT Bancorp. Inc.	377,416	13,990,811
Nicolet Bankshares Inc.[a,b]	68,590	3,247,051
Northrim BanCorp. Inc.	60,599	1,821,000
OFG Bancorp.	396,872	4,683,090
Old Line Bancshares Inc.	75,999	2,164,452
Old National Bancorp./IN	1,194,134	20,718,225
Old Second Bancorp. Inc.	261,947	2,946,904
Opus Bank	57,330	1,155,200
Orrstown Financial Services Inc.	68,421	1,529,209
Pacific Continental Corp.	185,302	4,539,899
Pacific Mercantile Bancorp.[a,b]	138,729	1,047,404
Pacific Premier Bancorp. Inc.[a,b]	163,397	6,298,954
Paragon Commercial Corp.[a]	7,057	377,479
Park National Corp.	118,261	12,441,057
Park Sterling Corp.	313,781	3,862,644
Peapack Gladstone Financial Corp.	142,446	4,214,977
Penns Woods Bancorp. Inc.	40,985	1,780,798
People’s Utah Bancorp.	115,456	3,053,811
Peoples Bancorp. Inc./OH	144,353	4,570,216
Peoples Financial Services Corp.	62,290	2,603,722
Pinnacle Financial Partners Inc.	363,952	24,184,610
Preferred Bank/Los Angeles CA	108,807	5,838,584
Premier Financial Bancorp. Inc.	87,961	1,849,820
PrivateBancorp. Inc.	703,570	41,770,951
Prosperity Bancshares Inc.	600,066	41,830,601
QCR Holdings Inc.	107,368	4,547,035
Renasant Corp.	383,915	15,237,586
Republic Bancorp. Inc./KY Class A	87,572	3,011,601
Republic First Bancorp. Inc.[a,b]	448,152	3,719,662
S&T Bancorp. Inc.	304,172	10,524,351
Sandy Spring Bancorp. Inc.	209,984	8,607,244
Seacoast Banking Corp. of Florida[a]	285,070	6,835,979
Shore Bancshares Inc.	111,584	1,864,569
Sierra Bancorp.	102,999	2,825,263
Simmons First National Corp. Class A	261,181	14,404,132
South State Corp.	233,572	20,869,658
Southern First Bancshares Inc.[a,b]	50,925	1,662,701
Southern National Bancorp. of Virginia Inc.	101,070	1,711,115
Southside Bancshares Inc.	235,079	7,891,602
Southwest Bancorp. Inc.	163,258	4,269,197
State Bank Financial Corp.	312,088	8,151,739
Sterling Bancorp./DE	1,139,194	26,998,898
Stock Yards Bancorp. Inc.	188,662	7,669,110
Stonegate Bank	108,780	5,122,450
Summit Financial Group Inc.[b]	74,195	1,598,160
Sun Bancorp. Inc./NJ	97,181	2,371,216
Texas Capital Bancshares Inc.[a,b]	413,419	34,499,816
Tompkins Financial Corp.	129,198	10,406,899
TowneBank/Portsmouth VA	500,106	16,203,434
TriCo Bancshares	179,428	6,375,077
Tristate Capital Holdings Inc.[a,b]	195,957	4,575,596
Triumph Bancorp. Inc.[a]	140,340	3,620,772
Trustmark Corp.	603,029	19,170,292
UMB Financial Corp.	402,207	30,290,209
Umpqua Holdings Corp.	1,979,714	35,120,126
Union Bankshares Corp.	387,016	13,615,223

60

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Union Bankshares Inc./Morrisville VTb	3,557	$152,773
United Bankshares Inc./WV	623,928	26,360,958
United Community Banks Inc./GA	630,810	17,467,129
Univest Corp. of Pennsylvania	220,715	5,716,518
Valley National Bancorp.	2,220,401	26,200,732
Veritex Holdings Inc.[a]	72,365	2,034,904
Washington Trust Bancorp. Inc.	133,319	6,572,627
WashingtonFirst Bankshares Inc.	76,255	2,135,140
Webster Financial Corp.	823,410	41,203,436
WesBanco Inc.	357,560	13,626,612
West Bancorp. Inc.	141,173	3,239,920
Westamerica Bancorp.	219,002	12,226,882
Wintrust Financial Corp.	461,432	31,894,180
Xenith Bankshares Inc.[a,b]	56,316	1,428,737

		1,761,700,674
BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	73,124	976,205

		976,205
BIOTECHNOLOGY — 1.74%
Acorda Therapeutics Inc.[a,b]	331,455	6,960,555
Adamas Pharmaceuticals Inc.[a,b]	75,889	1,328,058
Adverum Biotechnologies Inc.[a,b]	224,092	605,048
Agenus Inc.[a,b]	112,901	425,637
Akebia Therapeutics Inc.[a,b]	217,635	2,002,242
AMAG Pharmaceuticals Inc.[a,b]	221,023	4,984,069
AnaptysBio Inc.[a]	9,114	252,914
Ardelyx Inc.[a,b]	233,537	2,954,243
Array BioPharma Inc.[a,b]	1,356,555	12,127,602
Arrowhead Pharmaceuticals Inc.[a,b]	42,686	78,969
Atara Biotherapeutics Inc.[a,b]	196,500	4,038,075
Athersys Inc.[a]	74,150	126,797
Audentes Therapeutics Inc.[a,b]	12,900	219,816
Bellicum Pharmaceuticals Inc.[a,b]	64,107	791,080
BioCryst Pharmaceuticals Inc.[a,b]	114,072	958,205
Bluebird Bio Inc.[a,b]	228,027	20,727,654
Cara Therapeutics Inc.[a,b]	166,962	3,070,431
Celldex Therapeutics Inc.[a,b]	860,525	3,106,495
Cellular Biomedicine Group Inc.[a]	33,276	392,657
Chimerix Inc.[a,b]	368,074	2,348,312
Cidara Therapeutics Inc.[a,b]	111,237	867,649
Concert Pharmaceuticals Inc.[a]	80,550	1,374,183
Corvus Pharmaceuticals Inc.[a,b]	25,456	528,721
CytRx Corp.[a,b]	154,350	68,562
Dimension Therapeutics Inc.[a,b]	68,745	120,304
Edge Therapeutics Inc.[a,b]	90,534	824,765
Enanta Pharmaceuticals Inc.[a,b]	140,894	4,339,535
Epizyme Inc.[a,b]	104,094	1,785,212
Esperion Therapeutics Inc.[a,b]	128,364	4,532,533
Exelixis Inc.[a]	778,987	16,880,648
Five Prime Therapeutics Inc.[a,b]	184,700	6,676,905
Idera Pharmaceuticals Inc.[a,b]	73,400	181,298
Ignyta Inc.[a,b]	85,464	734,990
Immune Design Corp.[a,b]	7,455	50,694
Immunomedics Inc.[a,b]	63,507	410,890
Infinity Pharmaceuticals Inc.[a,b]	47,614	153,793
Inotek Pharmaceuticals Corp.[a,b]	16,453	32,906
Jounce Therapeutics Inc.[a]	11,582	254,688
Kadmon Holdings Inc.[a,b]	14,515	52,544
Karyopharm Therapeutics Inc.[a,b]	189,326	2,430,946

Security	Shares	Value
Merrimack Pharmaceuticals Inc.[a]	423,573	$1,304,605
Momenta Pharmaceuticals Inc.[a,b]	441,164	5,889,539
Myovant Sciences Ltd.[a,b]	18,769	220,348
NantKwest Inc.[a,b]	133,246	473,023
NewLink Genetics Corp.[a,b]	46,115	1,111,372
Otonomy Inc.[a,b]	214,387	2,626,241
OvaScience Inc.[a,b]	249,637	466,821
PDL BioPharma Inc.	1,534,347	3,482,968
Pfenex Inc.[a]	10,818	62,853
PharmAthene Inc.[b]	36,564	29,672
Portola Pharmaceuticals Inc.[a,b]	38,563	1,511,284
Protagonist Therapeutics Inc.[a,b]	13,514	173,114
PTC Therapeutics Inc.[a,b]	299,952	2,951,528
Ra Pharmaceuticals Inc.[a,b]	14,490	308,492
REGENXBIO Inc.[a,b]	182,271	3,517,830
Retrophin Inc.[a,b]	322,957	5,961,786
Rigel Pharmaceuticals Inc.[a,b]	214,204	709,015
Selecta Biosciences Inc.[a,b]	9,076	129,968
Spectrum Pharmaceuticals Inc.[a,b]	486,654	3,163,251
Stemline Therapeutics Inc.[a,b]	153,202	1,309,877
Syndax Pharmaceuticals Inc.[a,b]	22,602	310,099
Syros Pharmaceuticals Inc.[a,b]	8,363	133,223
TrovaGene Inc.[a,b]	22,323	25,671
Versartis Inc.[a,b]	254,374	5,430,885
Voyager Therapeutics Inc.[a,b]	59,377	786,152
Zafgen Inc.[a]	202,347	942,937

		152,833,179
BUILDING PRODUCTS — 0.26%
Armstrong Flooring Inc.[a,b]	198,227	3,651,341
CSW Industrials Inc.[a,b]	131,870	4,839,629
Gibraltar Industries Inc.[a,b]	97,629	4,022,315
Griffon Corp.	47,046	1,159,684
JELD-WEN Holding Inc.[a]	30,109	989,081
Quanex Building Products Corp.	280,982	5,689,885
Universal Forest Products Inc.	22,605	2,227,497

		22,579,432
CAPITAL MARKETS — 1.34%
Arlington Asset Investment Corp. Class Ab	168,823	2,385,469
Associated Capital Group Inc.	42,367	1,531,567
B. Riley Financial Inc.	86,724	1,300,860
Cowen Group Inc. Class Aa,b	222,486	3,326,166
FBR & Co.	55,356	999,176
Fifth Street Asset Management Inc.	8,417	38,718
GAIN Capital Holdings Inc.	278,021	2,315,915
GAMCO Investors Inc. Class A	31,022	917,941
Greenhill & Co. Inc.	65,123	1,908,104
INTL. FCStone Inc.[a]	137,783	5,230,243
Investment Technology Group Inc.	201,370	4,077,742
Janus Capital Group Inc.	1,303,373	17,204,524
KCG Holdings Inc. Class Aa,b	366,590	6,536,300
Ladenburg Thalmann Financial Services Inc.[a,b]	807,306	2,002,119
Manning & Napier Inc.	147,117	838,567
Medley Management Inc.	29,220	242,526
OM Asset Management PLC	121,416	1,835,810
Oppenheimer Holdings Inc. Class A	89,678	1,533,494
Piper Jaffray Companies	130,428	8,327,828
PJT Partners Inc. Class A	161,216	5,657,069
Pzena Investment Management Inc. Class A	34,073	335,278
Safeguard Scientifics Inc.[a,b]	182,652	2,319,680

61

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Stifel Financial Corp.[a]	576,689	$28,944,021
Value Line Inc.	3,543	60,975
Virtu Financial Inc. Class A	10,534	179,078
Virtus Investment Partners Inc.	47,115	4,989,478
Waddell & Reed Financial Inc. Class A	643,344	10,936,848
Wins Finance Holdings Inc.[a,b]	11,771	1,706,677

		117,682,173
CHEMICALS — 2.07%
A Schulman Inc.	256,357	8,062,428
AgroFresh Solutions Inc.[a,b]	204,182	892,275
American Vanguard Corp.	258,627	4,293,208
Calgon Carbon Corp.	449,927	6,568,934
Chemours Co. (The)	273,456	10,528,056
Chemtura Corp.[a]	281,749	9,410,417
Codexis Inc.[a]	19,578	93,974
FutureFuel Corp.	226,289	3,208,778
GCP Applied Technologies Inc.[a,b]	100,081	3,267,645
Hawkins Inc.	69,471	3,404,079
Ingevity Corp.[a]	75,760	4,609,996
Innophos Holdings Inc.	18,144	979,232
Innospec Inc.	210,839	13,651,825
KMG Chemicals Inc.	41,750	1,923,422
Koppers Holdings Inc.[a]	37,575	1,591,301
Kraton Corp.[a,b]	269,081	8,319,985
Kronos Worldwide Inc.	195,564	3,213,117
LSB Industries Inc.[a,b]	187,051	1,754,538
Minerals Technologies Inc.	143,725	11,009,335
Olin Corp.	1,485,267	48,820,726
OMNOVA Solutions Inc.[a,b]	143,818	1,423,798
Quaker Chemical Corp.	28,836	3,796,548
Rayonier Advanced Materials Inc.[b]	158,499	2,131,812
Stepan Co.	158,230	12,470,106
TerraVia Holdings Inc.[a,b]	716,023	518,759
Trecora Resources[a,b]	35,759	396,925
Tredegar Corp.	227,735	3,996,749
Tronox Ltd. Class A	578,935	10,681,351
Valhi Inc.	212,247	696,170

		181,715,489
COMMERCIAL SERVICES & SUPPLIES — 1.53%
ABM Industries Inc.	501,612	21,870,283
ACCO Brands Corp.[a,b]	956,087	12,572,544
Advanced Disposal Services Inc.[a]	65,334	1,476,548
ARC Document Solutions Inc.[a]	379,244	1,308,392
Brady Corp. Class A	98,624	3,811,818
Casella Waste Systems Inc. Class Aa	348,852	4,922,302
CECO Environmental Corp.	265,168	2,786,916
CompX International Inc.	14,900	228,715
Ennis Inc.	230,065	3,911,105
Essendant Inc.	327,887	4,967,488
Heritage-Crystal Clean Inc.[a]	56,166	769,474
InnerWorkings Inc.[a,b]	28,410	282,964
Interface Inc.	60,409	1,150,791
Kimball International Inc. Class B	45,290	747,285
McGrath RentCorp	210,943	7,081,356
Mobile Mini Inc.	104,314	3,181,577
MSA Safety Inc.	88,961	6,288,653
NL Industries Inc.[a,b]	79,193	510,795
Quad/Graphics Inc.	126,358	3,189,276
SP Plus Corp.[a]	8,721	294,334

Security	Shares	Value
Team Inc.[a,b]	21,338	$577,193
Tetra Tech Inc.	435,745	17,800,183
TRC Companies Inc.[a]	166,927	2,912,876
UniFirst Corp./MAb	121,668	17,209,939
Viad Corp.	79,009	3,571,207
VSE Corp.	78,293	3,194,354
West Corp.	333,486	8,143,728

		134,762,096
COMMUNICATIONS EQUIPMENT — 1.63%
ADTRAN Inc.	150,163	3,115,882
Applied Optoelectronics Inc.[a,b]	161,660	9,077,209
Bel Fuse Inc. Class B	84,631	2,162,322
Black Box Corp.	142,667	1,276,870
Calix Inc.[a]	372,328	2,699,378
Comtech Telecommunications Corp.	193,556	2,853,015
Digi International Inc.[a]	234,721	2,793,180
EMCORE Corp.	194,449	1,750,041
Finisar Corp.[a,b]	963,303	26,336,704
Harmonic Inc.[a,b]	666,019	3,962,813
Infinera Corp.[a,b]	381,420	3,901,927
Ixia[a]	571,564	11,231,233
KVH Industries Inc.[a]	140,903	1,183,585
NETGEAR Inc.[a,b]	98,343	4,872,896
NetScout Systems Inc.[a,b]	804,986	30,549,219
Oclaro Inc.[a,b]	142,049	1,394,921
Quantenna Communications Inc.[a,b]	34,647	721,697
ShoreTel Inc.[a]	463,845	2,852,647
Silicom Ltd.	37,858	1,880,407
Sonus Networks Inc.[a,b]	373,845	2,463,638
ViaSat Inc.[a,b]	58,233	3,716,430
Viavi Solutions Inc.[a]	2,109,331	22,612,028

		143,408,042
CONSTRUCTION & ENGINEERING — 0.72%
Aegion Corp.[a,b]	312,042	7,148,882
Ameresco Inc. Class Aa,b	193,725	1,268,899
EMCOR Group Inc.	452,067	28,457,618
Granite Construction Inc.	86,685	4,350,720
Great Lakes Dredge & Dock Corp.[a]	486,056	1,944,224
HC2 Holdings Inc.[a,b]	306,647	1,901,211
IES Holdings Inc.[a,b]	7,702	139,406
Layne Christensen Co.[a,b]	155,783	1,377,122
MYR Group Inc.[a]	134,234	5,503,594
NV5 Global Inc.[a,b]	17,783	668,641
Orion Group Holdings Inc.[a,b]	219,351	1,638,552
Tutor Perini Corp.[a,b]	288,158	9,163,424

		63,562,293
CONSTRUCTION MATERIALS — 0.02%
Forterra Inc.[a,b]	27,972	545,454
U.S. Lime & Minerals Inc.	16,889	1,333,893

		1,879,347
CONSUMER FINANCE — 0.78%
Encore Capital Group Inc.[a,b]	190,593	5,870,264
Enova International Inc.[a,b]	246,919	3,666,747
Ezcorp Inc. Class Aa,b	466,187	3,799,424
FirstCash Inc.	180,338	8,863,613

62

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Green Dot Corp. Class Aa	320,235	$10,683,040
LendingClub Corp.[a,b]	1,637,820	8,991,632
Nelnet Inc. Class A	184,126	8,075,766
PRA Group Inc.[a,b]	416,184	13,796,500
Regional Management Corp.[a,b]	92,452	1,796,342
World Acceptance Corp.[a,b]	55,988	2,899,059

		68,442,387
CONTAINERS & PACKAGING — 0.20%
Greif Inc.	50,824	3,318,807
Greif Inc. Class A	230,267	12,685,409
UFP Technologies Inc.[a,b]	59,767	1,547,966

		17,552,182
DISTRIBUTORS — 0.02%
Weyco Group Inc.	56,652	1,590,788

		1,590,788
DIVERSIFIED CONSUMER SERVICES — 0.75%
American Public Education Inc.[a]	140,173	3,209,962
Ascent Capital Group Inc. Class Aa,b	95,096	1,343,706
Bridgepoint Education Inc.[a,b]	165,279	1,763,527
Cambium Learning Group Inc.[a,b]	125,409	614,504
Capella Education Co.	7,381	627,569
Career Education Corp.[a,b]	600,681	5,225,925
Carriage Services Inc.	11,555	313,372
Chegg Inc.[a,b]	415,580	3,507,495
DeVry Education Group Inc.[b]	562,594	19,943,957
Houghton Mifflin Harcourt Co.[a,b]	369,171	3,747,086
K12 Inc.[a]	304,398	5,829,222
Laureate Education Inc. Class Aa	158,151	2,256,815
Liberty Tax Inc.	12,402	176,728
Regis Corp.[a]	333,381	3,907,225
Sotheby’sa	190,041	8,643,065
Strayer Education Inc.[b]	53,032	4,268,546
Weight Watchers International Inc.[a,b]	23,872	371,687

		65,750,391
DIVERSIFIED FINANCIAL SERVICES — 0.21%
FNFV Group[a,b]	598,301	7,927,488
Marlin Business Services Corp.	75,436	1,942,477
NewStar Financial Inc.	209,109	2,212,373
On Deck Capital Inc.[a,b]	435,419	2,194,512
PICO Holdings Inc.[a,b]	177,327	2,482,578
Tiptree Inc.[b]	209,949	1,532,628

		18,292,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.56%
ATN International Inc.	94,209	6,634,198
Cincinnati Bell Inc.[a,b]	381,193	6,747,116
Consolidated Communications Holdings Inc.	137,927	3,230,250
Fairpoint Communications Inc.[a,b]	42,433	704,388
Globalstar Inc.[a,b]	1,336,838	2,138,941
Hawaiian Telcom Holdco Inc.[a]	55,901	1,280,692
IDT Corp. Class B	62,682	797,315
Intelsat SAa,b	292,757	1,214,941
Iridium Communications Inc.[a,b]	750,020	7,237,693
Lumos Networks Corp.[a]	156,483	2,769,749

Security	Shares	Value
ORBCOMM Inc.[a,b]	53,207	$508,127
pdvWireless Inc.[a,b]	88,800	1,940,280
Vonage Holdings Corp.[a,b]	1,536,093	9,708,108
Windstream Holdings Inc.	777,795	4,238,983

		49,150,781
ELECTRIC UTILITIES — 1.97%
ALLETE Inc.	444,977	30,129,393
El Paso Electric Co.	363,972	18,380,586
Genie Energy Ltd. Class B	117,836	853,132
IDACORP Inc.	452,857	37,569,017
MGE Energy Inc.	167,462	10,885,030
Otter Tail Corp.	338,266	12,820,281
PNM Resources Inc.	718,741	26,593,417
Portland General Electric Co.	803,571	35,694,624

		172,925,480
ELECTRICAL EQUIPMENT — 0.61%
American Superconductor Corp.[a,b]	108,960	747,466
Atkore International Group Inc.[a]	46,936	1,233,478
Babcock & Wilcox Enterprises Inc.[a,b]	401,454	3,749,580
Encore Wire Corp.	181,690	8,357,740
EnerSys	276,325	21,813,095
FuelCell Energy Inc.[a,b]	320,191	440,263
General Cable Corp.	33,633	603,712
LSI Industries Inc.	189,241	1,909,442
Plug Power Inc.[a,b]	609,978	841,770
Powell Industries Inc.	76,542	2,636,106
Power Solutions International Inc.[a,b]	18,051	182,135
Preformed Line Products Co.	22,869	1,192,618
Sunrun Inc.[a,b]	570,026	3,078,140
Thermon Group Holdings Inc.[a,b]	287,894	5,999,711
TPI Composites Inc.[a]	50,106	952,515
Vicor Corp.[a,b]	15,957	256,908

		53,994,679
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.40%
Agilysys Inc.[a,b]	126,419	1,194,660
Anixter International Inc.[a]	260,979	20,695,635
AVX Corp.	409,821	6,712,868
Benchmark Electronics Inc.[a,b]	441,133	14,028,029
Control4 Corp.[a,b]	182,922	2,888,338
CTS Corp.	280,779	5,980,593
Daktronics Inc.	339,353	3,206,886
Electro Scientific Industries Inc.[a]	250,760	1,747,797
ePlus Inc.[a]	16,091	2,173,090
FARO Technologies Inc.[a,b]	111,897	4,000,318
II-VI Inc.[a,b]	381,796	13,763,746
Insight Enterprises Inc.[a]	327,389	13,452,414
InvenSense Inc.[a,b]	740,338	9,350,469
Kimball Electronics Inc.[a,b]	252,174	4,274,349
Knowles Corp.[a,b]	788,394	14,940,066
Maxwell Technologies Inc.[a,b]	276,522	1,606,593
Methode Electronics Inc.	28,588	1,303,613
MTS Systems Corp.	11,771	647,994
Novanta Inc.[a,b]	210,001	5,575,526
OSI Systems Inc.[a,b]	155,353	11,339,215
Park Electrochemical Corp.	171,283	3,059,114
PC Connection Inc.	102,954	3,067,000
Plexus Corp.[a]	296,689	17,148,624

63

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
RadiSys Corp.[a,b]	25,170	$100,680
Rogers Corp.[a]	106,170	9,116,818
Sanmina Corp.[a]	658,319	26,727,751
ScanSource Inc.[a]	224,348	8,805,659
SYNNEX Corp.	261,923	29,319,661
Systemax Inc.	105,251	1,167,234
Tech Data Corp.[a,b]	312,566	29,349,947
TTM Technologies Inc.[a,b]	648,403	10,458,740
Vishay Intertechnology Inc.	1,217,935	20,035,031
Vishay Precision Group Inc.[a,b]	111,735	1,765,413

		299,003,871
ENERGY EQUIPMENT & SERVICES — 1.77%
Archrock Inc.	623,273	7,728,585
Atwood Oceanics Inc.[a,b]	686,677	6,544,032
Bristow Group Inc.	302,026	4,593,815
CARBO Ceramics Inc.[a]	199,194	2,597,490
Dawson Geophysical Co.[a,b]	179,741	999,360
Era Group Inc.[a]	172,722	2,290,294
Exterran Corp.[a]	282,488	8,884,248
Fairmount Santrol Holdings Inc.[a,b]	816,191	5,982,680
Forum Energy Technologies Inc.[a,b]	566,785	11,732,449
Geospace Technologies Corp.[a,b]	116,846	1,896,411
Helix Energy Solutions Group Inc.[a,b]	1,252,562	9,732,407
Hornbeck Offshore Services Inc.[a,b]	280,331	1,241,866
Independence Contract Drilling Inc.[a]	263,768	1,453,362
Keane Group Inc.[a]	260,838	3,729,983
Mammoth Energy Services Inc.[a,b]	65,434	1,407,485
Matrix Service Co.[a]	238,815	3,940,447
McDermott International Inc.[a,b]	2,170,835	14,653,136
Natural Gas Services Group Inc.[a,b]	108,750	2,832,937
Newpark Resources Inc.[a,b]	743,787	6,024,675
Oil States International Inc.[a,b]	457,894	15,179,186
Parker Drilling Co.[a,b]	1,198,661	2,097,657
PHI Inc. NVS[a]	100,517	1,204,194
Pioneer Energy Services Corp.[a,b]	658,054	2,632,216
RigNet Inc.[a,b]	103,990	2,230,586
SEACOR Holdings Inc.[a,b]	142,405	9,853,002
Seadrill Ltd.[a,b]	3,411,160	5,628,414
Smart Sand Inc.[a,b]	99,071	1,609,904
Tesco Corp.[a,b]	402,649	3,241,324
TETRA Technologies Inc.[a,b]	348,068	1,416,637
Tidewater Inc.[a,b]	437,186	502,764
Unit Corp.[a,b]	453,720	10,961,875
Willbros Group Inc.[a]	390,026	1,068,671

		155,892,092
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.54%
Acadia Realty Trust[b]	565,277	16,992,227
Agree Realty Corp.[b]	224,976	10,789,849
Alexander’s Inc.[b]	1,178	508,731
American Assets Trust Inc.[b]	228,847	9,574,958
Armada Hoffler Properties Inc.[b]	42,558	591,131
Ashford Hospitality Prime Inc.	209,187	2,219,474
Ashford Hospitality Trust Inc.[b]	716,774	4,565,850
Bluerock Residential Growth REIT Inc.[b]	202,020	2,486,866
CatchMark Timber Trust Inc. Class Ab	337,988	3,893,622
CBL & Associates Properties Inc.[b]	1,524,078	14,539,704
Cedar Realty Trust Inc.[b]	760,128	3,815,843
Chatham Lodging Trust[b]	333,254	6,581,767
Chesapeake Lodging Trust[b]	387,600	9,286,896

Security	Shares	Value
City Office REIT Inc.[b]	52,291	$635,336
Clipper Realty Inc.	48,935	627,347
Colony Starwood Homes[b]	649,297	22,043,633
Community Healthcare Trust Inc.[b]	111,649	2,668,411
CorEnergy Infrastructure Trust Inc.[b]	108,034	3,649,389
Cousins Properties Inc.[b]	3,238,503	26,782,420
DiamondRock Hospitality Co.[b]	1,809,807	20,179,348
Easterly Government Properties Inc.[b]	296,755	5,872,781
Education Realty Trust Inc.[b]	576,135	23,535,115
Farmland Partners Inc.	244,669	2,732,953
FelCor Lodging Trust Inc.[b]	155,657	1,168,984
First Industrial Realty Trust Inc.[b]	816,014	21,730,453
First Potomac Realty Trust[b]	520,047	5,346,083
Four Corners Property Trust Inc.[b]	180,488	4,120,541
Franklin Street Properties Corp.	944,164	11,462,151
GEO Group Inc. (The)	570,231	26,441,611
Getty Realty Corp.[b]	236,338	5,972,261
Gladstone Commercial Corp.[b]	217,115	4,487,767
Global Medical REIT Inc.	68,170	618,984
Global Net Lease Inc.[b]	594,885	14,324,831
Government Properties Income Trust[b]	505,420	10,578,441
Gramercy Property Trust[b]	1,077,058	28,326,625
Healthcare Realty Trust Inc.[b]	1,023,265	33,256,112
Hersha Hospitality Trust[b]	332,859	6,254,421
Hudson Pacific Properties Inc.[b]	1,096,407	37,979,538
Independence Realty Trust Inc.[b]	530,975	4,975,236
InfraREIT Inc.[a]	357,907	6,442,326
Investors Real Estate Trust[b]	1,095,057	6,493,688
Kite Realty Group Trust[b]	739,458	15,898,347
LaSalle Hotel Properties[b]	959,393	27,774,427
Lexington Realty Trust	2,070,949	20,668,071
LTC Properties Inc.[b]	47,340	2,267,586
Mack-Cali Realty Corp.[b]	803,961	21,658,709
MedEquities Realty Trust Inc.[b]	101,479	1,137,580
Medical Properties Trust Inc.[b]	1,753,683	22,604,974
Monmouth Real Estate Investment Corp.	499,978	7,134,686
Monogram Residential Trust Inc.[b]	1,510,342	15,058,110
National Storage Affiliates Trust[b]	336,453	8,041,227
New Senior Investment Group Inc.[b]	693,935	7,078,137
NexPoint Residential Trust Inc.	162,984	3,937,693
NorthStar Realty Europe Corp.	485,886	5,631,419
One Liberty Properties Inc.[b]	127,010	2,966,954
Parkway Inc.	384,432	7,646,352
Pebblebrook Hotel Trust[b]	643,618	18,800,082
Pennsylvania REIT[b]	434,438	6,577,391
Physicians Realty Trust	672,167	13,355,958
Preferred Apartment Communities Inc. Class Ab	237,815	3,141,536
RAIT Financial Trust[b]	663,530	2,123,296
Ramco-Gershenson Properties Trust	712,980	9,995,980
Retail Opportunity Investments Corp.[b]	283,506	5,962,131
Rexford Industrial Realty Inc.	360,773	8,124,608
RLJ Lodging Trust[b]	1,093,231	25,701,861
Sabra Health Care REIT Inc.[b]	487,907	13,627,243
Saul Centers Inc.[b]	9,938	612,380
Select Income REIT[b]	571,966	14,751,003
Seritage Growth Properties Class Ab	223,330	9,636,689
Silver Bay Realty Trust Corp.	299,001	6,419,551
Summit Hotel Properties Inc.[b]	779,625	12,458,407
Sunstone Hotel Investors Inc.[b]	1,954,363	29,960,385
Terreno Realty Corp.[b]	304,049	8,513,372
Tier REIT Inc.[b]	429,009	7,447,596
UMH Properties Inc.[b]	165,277	2,513,863
Washington Prime Group Inc.[b]	1,309,752	11,381,745

64

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Washington REIT[b]	431,907	$13,510,051
Whitestone REIT[b]	243,248	3,366,552
Xenia Hotels & Resorts Inc.[b]	929,833	15,872,249

		837,911,905
FOOD & STAPLES RETAILING — 0.72%
Andersons Inc. (The)	238,979	9,057,304
Chefs’ Warehouse Inc. (The)[a,b]	14,922	207,416
Ingles Markets Inc. Class A	127,106	5,484,624
Natural Grocers by Vitamin Cottage Inc.[a,b]	84,840	881,488
Smart & Final Stores Inc.[a,b]	64,394	779,167
SpartanNash Co.	329,370	11,524,656
SUPERVALU Inc.[a]	2,415,647	9,324,397
United Natural Foods Inc.[a,b]	446,560	19,304,789
Village Super Market Inc. Class A	66,293	1,756,765
Weis Markets Inc.	84,710	5,052,951

		63,373,557
FOOD PRODUCTS — 1.31%
AdvancePierre Foods Holdings Inc.	74,072	2,308,824
Alico Inc.	27,757	732,785
Cal-Maine Foods Inc.[b]	65,213	2,399,838
Darling Ingredients Inc.[a]	1,076,689	15,633,524
Dean Foods Co.[b]	414,317	8,145,472
Fresh Del Monte Produce Inc.	273,686	16,210,422
John B Sanfilippo & Son Inc.	54,335	3,976,779
Landec Corp.[a,b]	184,334	2,212,008
Limoneira Co.	7,357	153,835
Omega Protein Corp.	186,091	3,731,125
Sanderson Farms Inc.	179,961	18,687,150
Seaboard Corp.	2,378	9,914,976
Seneca Foods Corp. Class Aa,b	59,418	2,144,990
Snyder’s-Lance Inc.	720,861	29,057,907

		115,309,635
GAS UTILITIES — 2.32%
Chesapeake Utilities Corp.	121,656	8,418,595
Delta Natural Gas Co. Inc.	62,423	1,894,538
New Jersey Resources Corp.	706,099	27,961,521
Northwest Natural Gas Co.	242,425	14,327,318
ONE Gas Inc.	466,812	31,556,491
South Jersey Industries Inc.	715,817	25,518,876
Southwest Gas Holdings Inc.	380,211	31,523,294
Spire Inc.	400,756	27,051,030
WGL Holdings Inc.	430,085	35,494,915

		203,746,578
HEALTH CARE EQUIPMENT & SUPPLIES — 1.46%
Analogic Corp.	100,826	7,652,693
AngioDynamics Inc.[a,b]	242,715	4,211,105
Anika Therapeutics Inc.[a,b]	24,816	1,078,007
AtriCure Inc.[a,b]	54,758	1,048,616
Cerus Corp.[a,b]	123,368	548,988
CONMED Corp.	246,303	10,938,316
CryoLife Inc.[a]	98,184	1,634,764
Exactech Inc.[a,b]	94,687	2,386,112
Haemonetics Corp.[a,b]	460,662	18,689,057
Halyard Health Inc.[a]	416,677	15,871,227
ICU Medical Inc.[a,b]	41,278	6,303,151

Security	Shares	Value
Integer Holdings Corp.[a]	276,471	$11,114,134
Invacare Corp.	285,660	3,399,354
iRhythm Technologies Inc.[a,b]	9,454	355,470
K2M Group Holdings Inc.[a,b]	159,446	3,270,237
Meridian Bioscience Inc.	54,120	746,856
Merit Medical Systems Inc.[a]	237,595	6,866,496
Obalon Therapeutics Inc.[a,b]	6,274	67,069
Quidel Corp.[a,b]	16,000	362,240
Rockwell Medical Inc.[a,b]	42,656	267,027
RTI Surgical Inc.[a,b]	524,360	2,097,440
Tactile Systems Technology Inc.[a,b]	5,519	104,585
TransEnterix Inc.[a,b]	590,067	713,981
Wright Medical Group NVa,b	919,965	28,629,311

		128,356,236
HEALTH CARE PROVIDERS & SERVICES — 1.15%
Aceto Corp.	29,968	473,794
Addus HomeCare Corp.[a]	59,923	1,917,536
Almost Family Inc.[a,b]	74,164	3,604,370
American Renal Associates Holdings Inc.[a,b]	9,866	166,538
BioScrip Inc.[a,b]	739,404	1,256,987
Community Health Systems Inc.[a,b]	996,012	8,834,626
Fulgent Genetics Inc.[a,b]	7,390	80,699
Genesis Healthcare Inc.[a,b]	161,118	425,352
Kindred Healthcare Inc.	756,302	6,315,122
LHC Group Inc.[a,b]	125,370	6,757,443
Magellan Health Inc.[a]	60,571	4,182,428
Molina Healthcare Inc.[a,b]	132,232	6,029,779
National Healthcare Corp.	100,174	7,142,406
National Research Corp. Class A	10,709	210,967
Nobilis Health Corp.[a,b]	472,290	802,893
Owens & Minor Inc.[b]	495,859	17,156,721
PharMerica Corp.[a]	268,816	6,290,294
Select Medical Holdings Corp.[a]	888,222	11,857,764
Surgery Partners Inc.[a,b]	71,626	1,396,707
Tivity Health Inc.[a,b]	285,172	8,298,505
Triple-S Management Corp. Class Ba	214,450	3,767,887
Universal American Corp.[a]	369,100	3,679,927

		100,648,745
HEALTH CARE TECHNOLOGY — 0.07%
Cotiviti Holdings Inc.[a,b]	29,055	1,209,560
Evolent Health Inc.[a,b]	146,472	3,266,326
NantHealth Inc.[a,b]	10,294	51,058
Tabula Rasa HealthCare Inc.[a,b]	7,689	103,648
Vocera Communications Inc.[a,b]	68,285	1,695,516

		6,326,108
HOTELS, RESTAURANTS & LEISURE — 1.60%
Belmond Ltd. Class Aa	745,977	9,026,322
Biglari Holdings Inc.[a]	8,257	3,566,859
Caesars Acquisition Co. Class Aa,b	429,757	6,618,258
Caesars Entertainment Corp.[a,b]	492,428	4,702,687
Carrols Restaurant Group Inc.[a]	31,002	438,678
Century Casinos Inc.[a,b]	102,422	774,310
Cracker Barrel Old Country Store Inc.[b]	9,405	1,497,746
Del Frisco’s Restaurant Group Inc.[a]	198,180	3,577,149
Del Taco Restaurants Inc.[a,b]	209,811	2,782,094
Denny’s Corp.[a,b]	169,403	2,095,515
DineEquity Inc.	68,284	3,716,015

65

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
El Pollo Loco Holdings Inc.[a,b]	184,170	$2,200,831
Eldorado Resorts Inc.[a,b]	26,487	501,266
Empire Resorts Inc.[a,b]	27,696	671,628
Fiesta Restaurant Group Inc.[a,b]	44,199	1,069,616
Fogo De Chao Inc.[a,b]	44,634	725,302
Golden Entertainment Inc.	76,690	1,014,609
ILG Inc.	916,932	19,218,895
International Speedway Corp. Class A	228,756	8,452,534
Intrawest Resorts Holdings Inc.[a]	143,629	3,592,161
J Alexander’s Holdings Inc.[a,b]	123,635	1,242,532
Jack in the Box Inc.	65,425	6,655,031
Kona Grill Inc.[a,b]	31,352	197,518
La Quinta Holdings Inc.[a]	604,723	8,175,855
Luby’s Inc.[a,b]	173,751	540,366
Marcus Corp. (The)	165,081	5,299,100
Marriott Vacations Worldwide Corp.	188,506	18,837,405
Monarch Casino & Resort Inc.[a]	92,641	2,736,615
Noodles & Co.[a,b]	32,150	184,863
Penn National Gaming Inc.[a,b]	97,704	1,800,685
Pinnacle Entertainment Inc.[a,b]	445,698	8,700,025
Red Lion Hotels Corp.[a,b]	125,642	885,776
Red Robin Gourmet Burgers Inc.[a,b]	95,246	5,567,129
Ruby Tuesday Inc.[a,b]	533,906	1,500,276
Speedway Motorsports Inc.	107,167	2,019,026

		140,584,677
HOUSEHOLD DURABLES — 1.32%
AV Homes Inc.[a,b]	78,229	1,286,867
Bassett Furniture Industries Inc.	42,738	1,149,652
Beazer Homes USA Inc.[a]	284,950	3,456,443
Century Communities Inc.[a,b]	126,748	3,219,399
CSS Industries Inc.	77,874	2,018,494
Flexsteel Industries Inc.	56,243	2,834,647
GoPro Inc. Class Aa,b	904,998	7,873,483
Green Brick Partners Inc.[a,b]	212,426	2,113,639
Hooker Furniture Corp.	91,115	2,829,121
Hovnanian Enterprises Inc. Class Aa,b	1,137,929	2,583,099
KB Home	589,129	11,711,885
La-Z-Boy Inc.	251,559	6,792,093
LGI Homes Inc.[a,b]	9,326	316,245
Libbey Inc.	181,785	2,650,425
Lifetime Brands Inc.	98,169	1,973,197
M/I Homes Inc.[a,b]	173,211	4,243,669
MDC Holdings Inc.	232,392	6,983,380
Meritage Homes Corp.[a,b]	318,783	11,731,214
NACCO Industries Inc. Class A	34,884	2,434,903
New Home Co. Inc. (The)[a,b]	92,776	970,437
TopBuild Corp.[a]	298,488	14,028,936
TRI Pointe Group Inc.[a,b]	1,256,043	15,750,779
UCP Inc. Class Aa,b	67,937	689,561
William Lyon Homes Class Aa,b	218,167	4,498,604
ZAGG Inc.[a,b]	223,385	1,608,372

		115,748,544
HOUSEHOLD PRODUCTS — 0.16%
Central Garden & Pet Co.[a,b]	80,469	2,982,986
Central Garden & Pet Co. Class Aa	261,292	9,072,058
Oil-Dri Corp. of America	44,605	1,662,428

		13,717,472

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.74%
Atlantic Power Corp.[a]	1,048,051	$2,777,335
Atlantica Yield PLC[b]	528,324	11,073,671
Dynegy Inc.[a,b]	1,053,064	8,277,083
NRG Yield Inc. Class A	320,928	5,580,938
NRG Yield Inc. Class C	561,814	9,944,108
Ormat Technologies Inc.	191,134	10,909,929
Pattern Energy Group Inc.	112,754	2,269,738
TerraForm Global Inc. Class A	799,847	3,839,265
TerraForm Power Inc.[a,b]	789,735	9,769,022
Vivint Solar Inc.[a,b]	203,780	570,584

		65,011,673
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	118,941	3,455,236

		3,455,236
INSURANCE — 3.62%
Ambac Financial Group Inc.[a,b]	304,819	5,748,886
American Equity Investment Life Holding Co.	610,115	14,417,017
AMERISAFE Inc.	43,163	2,801,279
Argo Group International Holdings Ltd.	259,032	17,562,370
Atlas Financial Holdings Inc.[a,b]	50,523	689,639
Baldwin & Lyons Inc. Class B	84,478	2,065,487
Blue Capital Reinsurance Holdings Ltd.	52,563	1,014,466
Citizens Inc./TXa,b	430,756	3,200,517
CNO Financial Group Inc.	1,541,005	31,590,602
Donegal Group Inc. Class A	81,494	1,435,924
EMC Insurance Group Inc.	78,171	2,193,478
Employers Holdings Inc.	291,141	11,048,801
Enstar Group Ltd.[a]	102,573	19,622,215
FBL Financial Group Inc. Class A	89,288	5,843,900
Federated National Holding Co.	116,311	2,027,301
Fidelity & Guaranty Life[b]	110,681	3,076,932
Genworth Financial Inc. Class Aa	4,052,402	16,695,896
Global Indemnity Ltd.[a,b]	76,365	2,939,289
Greenlight Capital Re Ltd. Class Aa	267,422	5,910,026
Hallmark Financial Services Inc.[a]	135,242	1,494,424
HCI Group Inc.	71,564	3,261,887
Heritage Insurance Holdings Inc.	244,891	3,127,258
Horace Mann Educators Corp.	366,295	15,036,410
Independence Holding Co.	63,445	1,180,077
Infinity Property & Casualty Corp.	97,550	9,316,025
Investors Title Co.	13,355	2,112,093
James River Group Holdings Ltd.	129,777	5,562,242
Kemper Corp.	356,442	14,222,036
Kinsale Capital Group Inc.	54,135	1,734,485
Maiden Holdings Ltd.	519,130	7,267,820
MBIA Inc.[a,b]	1,191,696	10,093,665
National General Holdings Corp.	183,250	4,354,020
National Western Life Group Inc.[b]	20,612	6,269,346
Navigators Group Inc. (The)	201,755	10,955,297
OneBeacon Insurance Group Ltd. Class A	186,869	2,989,904
RLI Corp.	61,608	3,697,712
Safety Insurance Group Inc.	106,045	7,433,755
Selective Insurance Group Inc.	511,190	24,102,609
State Auto Financial Corp.	143,655	3,943,330
State National Companies Inc.	256,908	3,699,475
Stewart Information Services Corp.	206,261	9,112,611
Third Point Reinsurance Ltd.[a,b]	554,863	6,713,842

66

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
United Fire Group Inc.	187,593	$8,023,353
United Insurance Holdings Corp.	40,215	641,429
Universal Insurance Holdings Inc.	84,926	2,080,687

		318,309,817
INTERNET & DIRECT MARKETING RETAIL — 0.09%
1-800-Flowers.com Inc. Class Aa,b	168,863	1,722,403
FTD Companies Inc.[a,b]	156,582	3,153,561
Gaia Inc.[a,b]	30,366	302,142
Lands’ End Inc.[a,b]	135,006	2,895,879

		8,073,985
INTERNET SOFTWARE & SERVICES — 0.38%
Actua Corp.[a]	320,258	4,499,625
Apptio Inc. Class Aa,b	16,122	189,111
Autobytel Inc.[a]	47,536	595,626
Bankrate Inc.[a,b]	427,082	4,121,341
Bazaarvoice Inc.[a,b]	739,886	3,181,510
Blucora Inc.[a,b]	280,573	4,853,913
ChannelAdvisor Corp.[a,b]	14,455	161,173
Coupa Software Inc.[a,b]	19,876	504,850
Global Sources Ltd.[a,b]	73,709	608,099
Limelight Networks Inc.[a,b]	638,070	1,646,221
Liquidity Services Inc.[a]	225,466	1,803,728
Marchex Inc. Class Ba	298,143	810,949
MeetMe Inc.[a,b]	51,608	303,971
Numerex Corp. Class Aa,b	102,442	488,648
QuinStreet Inc.[a,b]	326,461	1,273,198
RealNetworks Inc.[a,b]	209,635	1,014,634
Reis Inc.	27,079	484,714
RetailMeNot Inc.[a]	346,824	2,809,275
Rightside Group Ltd.[a,b]	108,647	1,077,778
TechTarget Inc.[a,b]	101,202	913,854
Trade Desk Inc. (The) Class Aa,b	60,250	2,244,313

		33,586,531
IT SERVICES — 0.92%
Acxiom Corp.[a,b]	358,149	10,196,502
CACI International Inc. Class Aa	218,697	25,653,158
Cass Information Systems Inc.	39,855	2,634,416
Convergys Corp.	399,522	8,449,890
EVERTEC Inc.	108,600	1,726,740
ManTech International Corp./VA Class A	224,325	7,768,375
MoneyGram International Inc.[a]	269,171	4,524,765
NCI Inc. Class Aa	53,961	812,113
NeuStar Inc. Class Aa	28,096	931,382
Perficient Inc.[a]	92,244	1,601,356
PFSweb Inc.[a,b]	8,917	58,228
ServiceSource International Inc.[a,b]	212,110	822,987
Sykes Enterprises Inc.[a]	349,173	10,265,686
Travelport Worldwide Ltd.	277,011	3,260,419
Unisys Corp.[a,b]	151,211	2,109,393

		80,815,410
LEISURE PRODUCTS — 0.12%
Acushnet Holdings Corp.[a,b]	87,897	1,518,860
Callaway Golf Co.	526,878	5,832,539
Escalade Inc.	94,004	1,212,652
JAKKS Pacific Inc.[a,b]	141,515	778,333

Security	Shares	Value
Johnson Outdoors Inc. Class A	42,290	$1,543,585

		10,885,969
LIFE SCIENCES TOOLS & SERVICES — 0.07%
Accelerate Diagnostics Inc.[a,b]	13,575	328,515
Albany Molecular Research Inc.[a]	125,422	1,759,671
Enzo Biochem Inc.[a,b]	22,535	188,618
Luminex Corp.[b]	196,209	3,604,359
Medpace Holdings Inc.[a,b]	20,940	625,059

		6,506,222
MACHINERY — 3.40%
Actuant Corp. Class A	275,019	7,246,751
Alamo Group Inc.	65,513	4,991,435
Albany International Corp. Class A	215,707	9,933,307
Altra Industrial Motion Corp.	40,311	1,570,113
American Railcar Industries Inc.[b]	70,110	2,881,521
Astec Industries Inc.	91,075	5,600,657
Barnes Group Inc.	450,300	23,118,402
Blue Bird Corp.[a]	43,046	738,239
Briggs & Stratton Corp.	385,159	8,646,820
Chart Industries Inc.[a,b]	273,628	9,560,562
CIRCOR International Inc.	147,764	8,783,092
Columbus McKinnon Corp./NY	175,257	4,349,879
DMC Global Inc.	127,193	1,577,193
Douglas Dynamics Inc.	27,441	841,067
ESCO Technologies Inc.	226,279	13,146,810
ExOne Co. (The)[a,b]	86,763	884,115
Federal Signal Corp.	536,943	7,415,183
Franklin Electric Co. Inc.	26,760	1,152,018
FreightCar America Inc.	110,901	1,389,589
Gencor Industries Inc.[a,b]	70,550	1,054,722
Global Brass & Copper Holdings Inc.	14,192	488,205
Gorman-Rupp Co. (The)	20,082	630,575
Graham Corp.	86,496	1,989,408
Greenbrier Companies Inc. (The)	246,256	10,613,634
Hardinge Inc.	104,229	1,171,534
Harsco Corp.[a]	722,963	9,217,778
Hurco Companies Inc.	57,031	1,773,664
Hyster-Yale Materials Handling Inc.	56,869	3,206,843
Joy Global Inc.	886,487	25,043,258
Kadant Inc.	79,369	4,710,550
Kennametal Inc.	709,582	27,836,902
Lindsay Corp.[b]	12,201	1,075,152
Manitowoc Co. Inc. (The)[a]	1,144,414	6,523,160
Meritor Inc.[a]	742,735	12,723,050
Milacron Holdings Corp.[a,b]	19,485	362,616
Miller Industries Inc./TN	92,952	2,449,285
Mueller Industries Inc.	144,461	4,944,900
Navistar International Corp.[a,b]	417,882	10,288,255
NN Inc.	236,425	5,957,910
REV Group Inc.[a]	87,384	2,409,177
Rexnord Corp.[a,b]	175,124	4,041,862
SPX Corp.[a]	372,855	9,041,734
SPX FLOW Inc.[a]	315,363	10,946,250
Standex International Corp.	26,753	2,679,313
Sun Hydraulics Corp.	18,360	662,980
Supreme Industries Inc. Class A	51,487	1,043,127
Tennant Co.	8,569	622,538
Titan International Inc.	398,585	4,121,369
TriMas Corp.[a]	401,584	8,332,868

67

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Wabash National Corp.[b]	392,028	$8,111,059
Watts Water Technologies Inc. Class A	17,738	1,105,964

		299,006,395
MARINE — 0.15%
Costamare Inc.	270,219	1,799,658
Matson Inc.	213,512	6,781,141
Scorpio Bulkers Inc.[a,b]	488,123	4,490,732

		13,071,531
MEDIA — 1.99%
AMC Entertainment Holdings Inc. Class A	370,218	11,643,356
Daily Journal Corp.[a,b]	3,440	737,158
Entercom Communications Corp. Class Ab	237,273	3,393,004
Eros International PLC[a,b]	265,614	2,735,824
EW Scripps Co. (The) Class Aa	536,867	12,584,162
Gannett Co. Inc.	1,068,468	8,953,762
Global Eagle Entertainment Inc.[a,b]	392,005	1,250,496
Gray Television Inc.[a]	222,237	3,222,437
Hemisphere Media Group Inc.[a]	7,504	88,172
Liberty Media Corp.-Liberty Braves Class Aa,b	74,479	1,783,027
Liberty Media Corp.-Liberty Braves Class Ca	264,273	6,250,056
Liberty Media Corp.-Liberty Formula One Class Aa,b	173,122	5,661,089
Liberty Media Corp.-Liberty Formula One Class Ca,b	347,003	11,850,152
MDC Partners Inc. Class A	335,712	3,155,693
Meredith Corp.	336,725	21,752,435
MSG Networks Inc. Class Aa	357,878	8,356,451
National CineMedia Inc.	562,228	7,100,940
New Media Investment Group Inc.	347,769	4,941,798
New York Times Co. (The) Class A	1,118,912	16,112,333
Nexstar Media Group Inc. Class A	123,264	8,646,970
Radio One Inc. Class Da	22,192	73,234
Reading International Inc. Class Aa	116,491	1,810,270
Saga Communications Inc. Class A	32,546	1,661,473
Salem Media Group Inc. Class A	99,245	739,375
Scholastic Corp.	243,490	10,365,369
Time Inc.	925,502	17,908,464
Townsquare Media Inc. Class Aa,b	73,321	893,050
tronc Inc.[a,b]	102,796	1,430,920

		175,101,470
METALS & MINING — 2.11%
AK Steel Holding Corp.[a]	2,794,595	20,093,138
Allegheny Technologies Inc.[b]	970,561	17,431,276
Ampco-Pittsburgh Corp.	77,723	1,092,008
Carpenter Technology Corp.	411,891	15,363,534
Century Aluminum Co.[a,b]	420,728	5,339,038
Cliffs Natural Resources Inc.[a]	2,526,110	20,739,363
Coeur Mining Inc.[a,b]	420,684	3,399,127
Commercial Metals Co.	1,032,326	19,748,396
Ferroglobe PLC	584,393	6,036,780
Ferroglobe PLC[a]	543,825	5
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Gold Resource Corp.[b]	77,538	350,472
Handy & Harman Ltd.[a]	26,324	716,013
Haynes International Inc.	108,304	4,128,548
Hecla Mining Co.	3,410,553	18,041,825
Kaiser Aluminum Corp.	99,109	7,918,809
Materion Corp.	177,189	5,944,691
Olympic Steel Inc.	77,989	1,447,476

Security	Shares	Value
Ramaco Resources Inc.[a]	43,900	$424,513
Ryerson Holding Corp.[a,b]	113,525	1,430,415
Schnitzer Steel Industries Inc. Class A	234,061	4,833,360
Stillwater Mining Co.[a]	1,095,586	18,920,770
SunCoke Energy Inc.[a]	577,535	5,174,714
TimkenSteel Corp.[a]	353,447	6,683,683

		185,259,688
MORTGAGE REAL ESTATE INVESTMENT — 2.12%
AG Mortgage Investment Trust Inc.[b]	253,811	4,581,289
Altisource Residential Corp.[b]	470,730	7,178,633
Anworth Mortgage Asset Corp.[b]	849,415	4,714,253
Apollo Commercial Real Estate Finance Inc.[b]	736,640	13,856,198
Ares Commercial Real Estate Corp.	244,950	3,277,431
ARMOUR Residential REIT Inc.[b]	326,178	7,407,502
Capstead Mortgage Corp.[b]	849,557	8,954,331
CYS Investments Inc.[b]	1,365,271	10,853,904
Dynex Capital Inc.	416,903	2,955,842
Great Ajax Corp.	136,249	1,778,049
Hannon Armstrong Sustainable Infrastructure Capital Inc.	431,840	8,723,168
Invesco Mortgage Capital Inc.	1,012,135	15,607,122
Ladder Capital Corp.	396,866	5,730,745
MTGE Investment Corp.[b]	410,744	6,879,962
New Residential Investment Corp.	2,674,441	45,412,008
New York Mortgage Trust Inc.[b]	995,653	6,143,179
Orchid Island Capital Inc.[b]	222,396	2,221,736
Owens Realty Mortgage Inc.[b]	92,146	1,640,199
PennyMac Mortgage Investment Trust[c]	610,001	10,827,518
Redwood Trust Inc.[b]	687,347	11,416,834
Resource Capital Corp.[b]	269,605	2,634,041
Western Asset Mortgage Capital Corp.[b]	367,948	3,594,852

		186,388,796
MULTI-UTILITIES — 0.96%
Avista Corp.	568,044	22,182,118
Black Hills Corp.[b]	462,679	30,754,273
NorthWestern Corp.	437,538	25,683,481
Unitil Corp.	123,927	5,580,433

		84,200,305
MULTILINE RETAIL — 0.07%
Fred’s Inc. Class Ab	291,810	3,822,711
Sears Holdings Corp.[a,b]	85,653	984,153
Tuesday Morning Corp.[a,b]	405,507	1,520,651

		6,327,515
OIL, GAS & CONSUMABLE FUELS — 3.73%
Abraxas Petroleum Corp.[a]	725,448	1,465,405
Adams Resources & Energy Inc.	19,253	719,100
Alon USA Energy Inc.	276,066	3,365,245
Ardmore Shipping Corp.	254,456	2,048,371
Bill Barrett Corp.[a,b]	550,835	2,506,299
California Resources Corp.[a,b]	291,160	4,379,046
Clayton Williams Energy Inc.[a,b]	53,644	7,085,299
Clean Energy Fuels Corp.[a,b]	934,983	2,384,207
Cobalt International Energy Inc.[a,b]	3,671,799	1,958,538
Contango Oil & Gas Co.[a]	196,605	1,439,149
CVR Energy Inc.	130,809	2,626,645
Delek U.S. Holdings Inc.	550,751	13,366,727

68

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Denbury Resources Inc.[a]	3,174,826	$8,191,051
DHT Holdings Inc.	823,627	3,681,613
Dorian LPG Ltd.[a,b]	224,018	2,358,910
Earthstone Energy Inc.[a,b]	17,282	220,518
Eclipse Resources Corp.[a]	521,379	1,324,303
EP Energy Corp. Class Aa,b	353,998	1,681,490
Erin Energy Corp.[a,b]	131,915	316,596
EXCO Resources Inc.[a,b]	1,284,082	796,002
Frontline Ltd./Bermuda[b]	625,299	4,214,515
GasLog Ltd.[b]	365,261	5,606,756
Gener8 Maritime Inc.[a,b]	357,076	2,024,621
Golar LNG Ltd.[b]	859,585	24,008,209
Green Plains Inc.	328,402	8,127,949
International Seaways Inc.[a]	143,177	2,737,544
Jagged Peak Energy Inc.[a]	218,043	2,843,281
Jones Energy Inc. Class Aa,b	585,419	1,492,819
Navios Maritime Acquisition Corp.	724,240	1,245,693
Nordic American Tankers Ltd.[b]	896,321	7,331,906
Northern Oil and Gas Inc.[a,b]	425,576	1,106,498
Oasis Petroleum Inc.[a]	2,095,643	29,883,869
Overseas Shipholding Group Inc. Series A	348,426	1,344,924
Pacific Ethanol Inc.[a,b]	262,678	1,799,344
Panhandle Oil and Gas Inc. Class A	69,715	1,338,528
Par Pacific Holdings Inc.[a,b]	170,669	2,814,332
PDC Energy Inc.[a,b]	502,724	31,344,841
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	309,478	3,234,045
REX American Resources Corp.[a,b]	51,024	4,617,162
Ring Energy Inc.[a,b]	369,470	3,997,665
RSP Permian Inc.[a,b]	881,517	36,521,249
Sanchez Energy Corp.[a,b]	354,977	3,386,481
Scorpio Tankers Inc.	1,468,121	6,518,457
SemGroup Corp. Class A	590,964	21,274,704
Ship Finance International Ltd.[b]	534,852	7,862,324
SRC Energy Inc.[a,b]	1,477,507	12,470,159
Teekay Corp.	441,464	4,039,396
Teekay Tankers Ltd. Class A	1,053,480	2,159,634
W&T Offshore Inc.[a]	331,673	918,734
Western Refining Inc.	724,160	25,396,291
Westmoreland Coal Co.[a,b]	159,957	2,322,576
WildHorse Resource Development Corp.[a]	136,608	1,699,404

		327,598,424
PAPER & FOREST PRODUCTS — 0.43%
Boise Cascade Co.[a]	52,519	1,402,257
KapStone Paper and Packaging Corp.	726,418	16,780,256
Louisiana-Pacific Corp.[a]	93,973	2,332,410
PH Glatfelter Co.	387,292	8,419,728
Schweitzer-Mauduit International Inc.	218,541	9,051,968

		37,986,619
PERSONAL PRODUCTS — 0.28%
Avon Products Inc.[a]	3,116,069	13,710,703
elf Beauty Inc.[a,b]	51,747	1,490,314
Inter Parfums Inc.	83,792	3,062,598
Nature’s Sunshine Products Inc.	79,773	797,730
Nutraceutical International Corp.	74,299	2,314,414
Revlon Inc. Class Aa,b	74,734	2,081,342
Synutra International Inc.[a,b]	136,794	813,924

		24,271,025

Security	Shares	Value
PHARMACEUTICALS — 0.23%
Aratana Therapeutics Inc.[a,b]	24,854	$131,726
Clearside Biomedical Inc.[a,b]	25,226	200,294
Egalet Corp.[a,b]	151,437	772,329
Endocyte Inc.[a,b]	335,742	862,857
Flex Pharma Inc.[a,b]	14,757	64,931
Innoviva Inc.[a]	83,821	1,159,244
Lannett Co. Inc.[a,b]	248,882	5,562,513
Medicines Co. (The)[a,b]	52,970	2,590,233
Neos Therapeutics Inc.[a,b]	10,923	78,646
Novan Inc.[a,b]	8,558	54,600
Omeros Corp.[a,b]	136,163	2,058,785
Phibro Animal Health Corp. Series A	10,445	293,504
Tetraphase Pharmaceuticals Inc.[a,b]	327,679	3,011,370
TherapeuticsMD Inc.[a,b]	88,922	640,238
Titan Pharmaceuticals Inc.[a,b]	11,392	37,594
WaVe Life Sciences Ltd.[a,b]	10,533	289,658
Zogenix Inc.[a,b]	222,231	2,411,206

		20,219,728
PROFESSIONAL SERVICES — 0.99%
Acacia Research Corp.[a]	356,709	2,051,077
CBIZ Inc.[a]	448,153	6,072,473
Cogint Inc.[a,b]	153,724	714,816
CRA International Inc.	72,503	2,561,531
Franklin Covey Co.[a,b]	20,820	420,564
FTI Consulting Inc.[a,b]	341,286	14,050,744
Heidrick & Struggles International Inc.	165,354	4,357,078
Hill International Inc.[a,b]	164,569	682,961
Huron Consulting Group Inc.[a]	170,077	7,160,242
ICF International Inc.[a]	165,187	6,822,223
Kelly Services Inc. Class A	267,837	5,854,917
Korn/Ferry International	212,171	6,681,265
Navigant Consulting Inc.[a]	429,908	9,827,697
Resources Connection Inc.	263,529	4,414,111
RPX Corp.[a]	453,667	5,444,004
TrueBlue Inc.[a]	357,037	9,764,962

		86,880,665
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
Alexander & Baldwin Inc.	196,311	8,739,766
Consolidated-Tomoka Land Co.	4,842	259,241
Forestar Group Inc.[a]	277,322	3,785,445
FRP Holdings Inc.[a,b]	57,469	2,298,760
Griffin Industrial Realty Inc.	6,459	199,906
Kennedy-Wilson Holdings Inc.	373,129	8,283,464
RE/MAX Holdings Inc. Class A	157,853	9,384,361
St. Joe Co. (The)[a,b]	453,810	7,737,460
Stratus Properties Inc.[b]	57,342	1,571,171
Tejon Ranch Co.[a,b]	125,803	2,753,827
Trinity Place Holdings Inc.[a]	172,384	1,260,127

		46,273,528
ROAD & RAIL — 0.47%
ArcBest Corp.	221,042	5,747,092
Celadon Group Inc.[b]	248,195	1,625,677
Covenant Transportation Group Inc. Class Aa,b	111,830	2,102,404
Knight Transportation Inc.	42,111	1,320,180
Marten Transport Ltd.	202,878	4,757,489

69

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
PAM Transportation Services Inc.[a,b]	21,270	$346,489
Roadrunner Transportation Systems Inc.[a,b]	284,170	1,952,248
Saia Inc.[a]	224,410	9,941,363
Universal Logistics Holdings Inc.	25,583	367,116
USA Truck Inc.[a,b]	75,137	552,257
Werner Enterprises Inc.	395,831	10,370,772
YRC Worldwide Inc.[a]	231,323	2,546,866

		41,629,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.78%
Advanced Energy Industries Inc.[a,b]	17,760	1,217,626
Advanced Micro Devices Inc.[a,b]	3,510,755	51,081,485
Alpha & Omega Semiconductor Ltd.[a]	171,287	2,944,424
Ambarella Inc.[a,b]	171,044	9,357,817
Amkor Technology Inc.[a]	848,834	9,837,986
Axcelis Technologies Inc.[a,b]	262,352	4,932,218
Brooks Automation Inc.	604,971	13,551,350
Cabot Microelectronics Corp.	182,037	13,945,855
Cavium Inc.[a,b]	74,484	5,337,523
Cohu Inc.	236,986	4,374,762
Diodes Inc.[a]	340,165	8,180,968
DSP Group Inc.[a]	189,579	2,274,948
Entegris Inc.[a,b]	473,505	11,080,017
Exar Corp.[a,b]	301,699	3,925,104
FormFactor Inc.[a,b]	264,834	3,138,283
GigPeak Inc.[a]	472,101	1,454,071
Ichor Holdings Ltd.[a]	50,927	1,009,882
Impinj Inc.[a,b]	21,871	662,035
IXYS Corp.	217,734	3,168,030
Kopin Corp.[a,b]	542,972	2,226,185
MKS Instruments Inc.	451,598	31,047,362
Nanometrics Inc.[a]	41,437	1,262,171
NeoPhotonics Corp.[a,b]	232,101	2,091,230
NVE Corp.	20,969	1,736,024
PDF Solutions Inc.[a,b]	15,839	358,278
Photronics Inc.[a,b]	587,556	6,286,849
Rambus Inc.[a,b]	726,941	9,552,005
Rudolph Technologies Inc.[a]	268,857	6,022,397
Sigma Designs Inc.[a]	320,317	2,001,981
Ultra Clean Holdings Inc.[a,b]	290,139	4,894,645
Ultratech Inc.[a]	178,285	5,280,802
Veeco Instruments Inc.[a,b]	355,222	10,603,377
Xcerra Corp.[a]	478,691	4,255,563
Xperi Corp.	151,618	5,147,431

		244,240,684
SOFTWARE — 0.78%
Blackline Inc.[a,b]	23,154	689,063
Bottomline Technologies de Inc.[a,b]	47,613	1,126,047
Digimarc Corp.[a,b]	6,373	172,071
EnerNOC Inc.[a,b]	23,990	143,940
Everbridge Inc.[a,b]	20,173	414,152
Glu Mobile Inc.[a,b]	934,136	2,120,489
MicroStrategy Inc. Class Aa	40,027	7,517,071
Park City Group Inc.[a,b]	8,338	102,974
Progress Software Corp.	389,366	11,311,082
QAD Inc. Class A	85,920	2,392,872
Rosetta Stone Inc.[a,b]	37,913	369,652
Rubicon Project Inc. (The)[a]	206,207	1,214,559
SecureWorks Corp. Class Aa,b	37,143	352,859
Silver Spring Networks Inc.[a,b]	18,370	207,397

Security	Shares	Value
Telenav Inc.[a]	292,297	$2,528,369
TiVo Corp.	727,021	13,631,644
VASCO Data Security International Inc.[a,b]	26,223	354,010
Verint Systems Inc.[a]	558,434	24,222,075

		68,870,326
SPECIALTY RETAIL — 2.34%
Aaron’s Inc.	591,113	17,579,701
Abercrombie & Fitch Co. Class A	616,606	7,356,110
America’s Car-Mart Inc./TXa,b	71,360	2,601,072
American Eagle Outfitters Inc.	157,028	2,203,103
Ascena Retail Group Inc.[a,b]	1,037,668	4,420,466
At Home Group Inc.[a,b]	52,493	795,794
Barnes & Noble Education Inc.[a,b]	360,062	3,452,995
Barnes & Noble Inc.	569,621	5,268,994
Big 5 Sporting Goods Corp.	162,394	2,452,149
Boot Barn Holdings Inc.[a,b]	122,880	1,215,283
Buckle Inc. (The)	170,894	3,178,628
Build-A-Bear Workshop Inc.[a,b]	123,771	1,095,373
Caleres Inc.	383,287	10,126,442
Camping World Holdings Inc. Class Ab	14,169	456,809
Cato Corp. (The) Class A	179,724	3,946,739
Chico’s FAS Inc.	122,093	1,733,721
Citi Trends Inc.	131,745	2,239,665
Conn’s Inc.[a,b]	183,992	1,609,930
Container Store Group Inc. (The)[a,b]	110,550	467,626
Destination XL Group Inc.[a,b]	115,347	328,739
DSW Inc. Class A	600,552	12,419,415
Express Inc.[a]	668,770	6,092,495
Finish Line Inc. (The) Class A	261,415	3,719,935
Genesco Inc.[a,b]	160,555	8,902,775
Group 1 Automotive Inc.	144,245	10,685,670
Guess? Inc.	548,492	6,115,686
Haverty Furniture Companies Inc.	168,369	4,099,785
Hibbett Sports Inc.[a,b]	43,230	1,275,285
Kirkland’s Inc.[a]	76,110	943,764
Lumber Liquidators Holdings Inc.[a,b]	235,626	4,945,790
MarineMax Inc.[a,b]	99,124	2,146,035
Office Depot Inc.	4,653,939	21,710,625
Party City Holdco Inc.[a,b]	136,709	1,920,761
Pier 1 Imports Inc.	615,556	4,407,381
Rent-A-Center Inc./TXb	462,396	4,101,452
RHa,b	348,871	16,138,772
Sears Hometown and Outlet Stores Inc.[a,b]	100,984	393,838
Shoe Carnival Inc.	114,919	2,823,560
Sonic Automotive Inc. Class A	255,672	5,126,224
Sportsman’s Warehouse Holdings Inc.[a,b]	15,914	76,069
Stage Stores Inc.[b]	236,707	613,071
Tailored Brands Inc.	304,318	4,546,511
Tilly’s Inc. Class A	104,300	940,786
Vitamin Shoppe Inc.[a,b]	208,013	4,191,462
West Marine Inc.[a]	170,737	1,628,831
Zumiez Inc.[a,b]	161,879	2,962,386

		205,457,703
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.31%
Avid Technology Inc.[a,b]	97,819	455,837
CPI Card Group Inc.[b]	125,342	526,436
Diebold Nixdorf Inc.	410,335	12,597,285
Eastman Kodak Co.[a,b]	33,196	381,754
Immersion Corp.[a,b]	178,662	1,547,213

70

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Stratasys Ltd.[a,b]	230,298	$4,718,806
Super Micro Computer Inc.[a,b]	271,701	6,887,620
USA Technologies Inc.[a,b]	40,480	172,040

		27,286,991
TEXTILES, APPAREL & LUXURY GOODS — 0.67%
Deckers Outdoor Corp.[a]	270,892	16,180,379
Delta Apparel Inc.[a,b]	63,109	1,112,612
Fossil Group Inc.[a,b]	377,575	6,588,684
G-III Apparel Group Ltd.[a,b]	78,899	1,727,099
Iconix Brand Group Inc.[a,b]	402,108	3,023,852
Movado Group Inc.	138,252	3,449,387
Perry Ellis International Inc.[a,b]	109,310	2,347,979
Sequential Brands Group Inc.[a,b]	370,473	1,441,140
Unifi Inc.[a]	137,571	3,905,641
Vera Bradley Inc.[a,b]	44,392	413,290
Vince Holding Corp.[a,b]	179,570	278,333
Wolverine World Wide Inc.	731,274	18,259,912

		58,728,308
THRIFTS & MORTGAGE FINANCE — 3.95%
Astoria Financial Corp.	827,637	16,974,835
Bank Mutual Corp.	368,484	3,463,750
BankFinancial Corp.	136,343	1,979,700
Bear State Financial Inc.	159,434	1,498,680
Beneficial Bancorp. Inc.	623,276	9,972,416
BofI Holding Inc.[a,b]	35,676	932,214
BSB Bancorp. Inc./MAa	73,065	2,064,086
Capitol Federal Financial Inc.	1,142,741	16,718,301
Charter Financial Corp./MD	124,579	2,450,469
Clifton Bancorp. Inc.	194,338	3,146,332
Dime Community Bancshares Inc.	285,264	5,790,859
ESSA Bancorp. Inc.	72,837	1,061,963
EverBank Financial Corp.	929,204	18,100,894
Federal Agricultural Mortgage Corp. Class C	79,525	4,578,254
First Defiance Financial Corp.	78,320	3,877,623
Flagstar Bancorp. Inc.[a,b]	190,372	5,366,587
Greene County Bancorp. Inc.	24,914	581,742
Hingham Institution for Savings	6,445	1,139,798
Home Bancorp. Inc.	44,566	1,504,103
HomeStreet Inc.[a]	232,557	6,499,968
IMPAC Mortgage Holdings Inc.[a,b]	95,244	1,186,740
Kearny Financial Corp./MD	775,555	11,672,103
Meridian Bancorp. Inc.	362,267	6,629,486
Meta Financial Group Inc.	73,922	6,542,097
MGIC Investment Corp.[a]	3,066,473	31,063,371
Nationstar Mortgage Holdings Inc.[a,b]	160,887	2,535,579
NMI Holdings Inc. Class Aa,b	452,915	5,163,231
Northfield Bancorp. Inc.	337,474	6,081,281
Northwest Bancshares Inc.	859,958	14,481,693
OceanFirst Financial Corp.	229,015	6,452,498
Ocwen Financial Corp.[a,b]	907,871	4,966,054
Oritani Financial Corp.	338,836	5,760,212
PennyMac Financial Services Inc. Class Aa,c	93,191	1,588,907
PHH Corp.[a]	470,409	5,988,307
Provident Bancorp. Inc.[a,b]	35,994	754,074
Provident Financial Holdings Inc.	61,271	1,142,704
Provident Financial Services Inc.	547,525	14,153,521
Radian Group Inc.	1,933,206	34,720,380
SI Financial Group Inc.	99,113	1,392,538
Southern Missouri Bancorp. Inc.	52,026	1,847,964

Security	Shares	Value
Territorial Bancorp. Inc.	65,517	$2,042,165
TrustCo Bank Corp. NY	805,672	6,324,525
United Community Financial Corp./OH	421,540	3,515,644
United Financial Bancorp. Inc.	452,496	7,696,957
Walker & Dunlop Inc.[a,b]	249,067	10,383,603
Walter Investment Management Corp.[a,b]	155,827	168,293
Washington Federal Inc.	814,590	26,962,929
Waterstone Financial Inc.	229,414	4,186,805
Western New England Bancorp Inc.	177,481	1,863,551
WSFS Financial Corp.	256,743	11,797,341

		346,767,127
TOBACCO — 0.31%
Alliance One International Inc.[a]	76,381	981,496
Turning Point Brands Inc.[a,b]	25,304	394,742
Universal Corp./VA	221,175	15,648,131
Vector Group Ltd.	473,041	9,839,253

		26,863,622
TRADING COMPANIES & DISTRIBUTORS — 1.43%
Aircastle Ltd.	430,834	10,396,024
Applied Industrial Technologies Inc.	183,768	11,366,051
BMC Stock Holdings Inc.[a,b]	71,193	1,608,962
CAI International Inc.[a,b]	147,895	2,327,867
DXP Enterprises Inc./TXa,b	139,400	5,279,078
Foundation Building Materials Inc.[a]	15,412	246,130
GATX Corp.	368,419	22,458,822
Kaman Corp.	218,655	10,523,865
Lawson Products Inc./DEa,b	14,738	330,868
MRC Global Inc.[a,b]	838,552	15,370,658
Neff Corp.[a]	53,598	1,042,481
NOW Inc.[a,b]	954,358	16,185,912
Rush Enterprises Inc. Class Aa,b	263,341	8,711,320
Rush Enterprises Inc. Class Ba,b	57,283	1,786,084
Textainer Group Holdings Ltd.	206,985	3,166,871
Titan Machinery Inc.[a,b]	161,791	2,481,874
Triton International Ltd.	296,694	7,651,738
Veritiv Corp.[a,b]	71,559	3,706,756
Willis Lease Finance Corp.[a,b]	36,088	806,567

		125,447,928
WATER UTILITIES — 0.32%
American States Water Co.	108,795	4,819,619
AquaVenture Holdings Ltd.[a,b]	34,472	588,437
Artesian Resources Corp. Class A	71,903	2,341,162
California Water Service Group	175,638	6,296,622
Connecticut Water Service Inc.	75,056	3,989,226
Consolidated Water Co. Ltd.	130,314	1,518,158
Middlesex Water Co.	20,063	741,328
SJW Group	145,568	7,019,289
York Water Co. (The)	11,596	406,440

		27,720,281
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Boingo Wireless Inc.[a,b]	122,023	1,585,079
NII Holdings Inc.[a,b]	492,798	640,637

71

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

March 31, 2017

Security	Shares	Value
Spok Holdings Inc.	179,744	$3,415,136

		5,640,852

TOTAL COMMON STOCKS
(Cost: $8,033,819,244)		8,764,786,112

SHORT-TERM INVESTMENTS — 10.00%

MONEY MARKET FUNDS — 10.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	863,378,056	863,723,407
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	14,942,334	14,942,334

		878,665,741

TOTAL SHORT-TERM INVESTMENTS
(Cost: $878,392,356)		878,665,741

TOTAL INVESTMENTS IN SECURITIES — 109.74%
(Cost: $8,912,211,600)		9,643,451,853
Other Assets, Less Liabilities — (9.74)%		(855,843,662)

NET ASSETS — 100.00%		$8,787,608,191

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	310	Jun. 2017	ICE Markets Equity	$21,140,249	$21,458,200	$317,951

72

Schedule of Investments

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.36%
Aerovironment Inc.[a,b]	49,149	$1,377,646
Arotech Corp.[a]	53,804	158,722
Astrotech Corp.[a,b]	38,165	49,996
CPI Aerostructures Inc.[a,b]	22,639	152,813
Ducommun Inc.[a]	24,688	710,768
Innovative Solutions & Support Inc.[a]	34,282	103,532
KEYW Holding Corp. (The)[a,b]	101,218	955,498
Kratos Defense & Security Solutions Inc.[a,b]	133,651	1,039,805
LMI Aerospace Inc.[a]	30,015	413,607
Mercury Systems Inc.[a,b]	111,130	4,339,626
National Presto Industries Inc.	11,456	1,170,803
SIFCO Industries Inc.[a]	7,348	60,254
Sparton Corp.[a]	22,708	476,641
Vectrus Inc.[a]	24,875	555,956

		11,565,667
AIR FREIGHT & LOGISTICS — 0.52%
Air Transport Services Group Inc.[a]	113,212	1,817,053
Echo Global Logistics Inc.[a,b]	68,025	1,452,334
Park-Ohio Holdings Corp.	19,810	712,169
Radiant Logistics Inc.[a]	94,684	473,420

		4,454,976
AUTO COMPONENTS — 1.21%
Fox Factory Holding Corp.[a]	54,990	1,578,213
Horizon Global Corp.[a]	49,155	682,271
Modine Manufacturing Co.[a]	109,551	1,336,522
Motorcar Parts of America Inc.[a,b]	42,531	1,306,978
Shiloh Industries Inc.[a]	21,265	289,842
Spartan Motors Inc.	80,396	643,168
Stoneridge Inc.[a,b]	62,519	1,134,095
Strattec Security Corp.	9,397	261,236
Superior Industries International Inc.	58,199	1,475,345
Tower International Inc.	47,729	1,293,456
VOXX International Corp.[a]	45,770	238,004
Workhorse Group Inc.[a]	37,260	97,994

		10,337,124
AUTOMOBILES — 0.22%
Winnebago Industries Inc.	63,613	1,860,680

		1,860,680
BANKS — 17.28%
Access National Corp.[b]	17,522	526,010
ACNB Corp.	21,733	626,997
Allegiance Bancshares Inc.[a,b]	29,097	1,082,408
American National Bankshares Inc.	25,323	943,282
American River Bankshares	25,612	379,570
AmeriServ Financial Inc.	54,660	204,975
Ames National Corp.	22,187	678,922
Arrow Financial Corp.	30,894	1,047,307
Atlantic Capital Bancshares Inc.[a,b]	49,421	936,528

Security	Shares	Value
Bancorp. Inc. (The)[a,b]	119,799	$610,975
Bank of Commerce Holdings	44,945	480,912
Bank of Marin Bancorp.	16,853	1,084,491
Bankwell Financial Group Inc.	20,200	694,678
Bar Harbor Bankshares	39,189	1,296,372
BCB Bancorp. Inc.	29,075	484,099
Blue Hills Bancorp. Inc.	66,127	1,180,367
Bridge Bancorp. Inc.	45,802	1,603,070
Bryn Mawr Bank Corp.	42,850	1,692,575
C&F Financial Corp.	9,301	430,636
Camden National Corp.	38,263	1,685,103
Capital City Bank Group Inc.	30,910	661,165
Capstar Financial Holdings Inc.[a,b]	9,096	173,461
Cardinal Financial Corp.	75,544	2,261,787
Carolina Financial Corp.	34,638	1,039,140
Cascade Bancorp.[a]	84,518	651,634
CenterState Banks Inc.	118,028	3,056,925
Central Valley Community Bancorp.	29,579	606,370
Century Bancorp. Inc./MA Class A	9,288	564,943
Chemung Financial Corp.	11,911	470,485
Citizens & Northern Corp.	33,834	787,656
Citizens Holding Co.	3,129	75,409
CNB Financial Corp./PA	36,079	861,927
CoBiz Financial Inc.	91,768	1,541,702
Codorus Valley Bancorp. Inc.	19,960	517,164
Community Bankers Trust Corp.[a]	68,684	549,472
Community Trust Bancorp. Inc.	39,248	1,795,596
ConnectOne Bancorp. Inc.	73,808	1,789,844
CU Bancorp.[a]	41,441	1,643,136
Customers Bancorp. Inc.[a]	66,375	2,092,804
Eastern Virginia Bankshares Inc.	821	8,604
Enterprise Bancorp. Inc./MA	23,782	826,662
Enterprise Financial Services Corp.	47,158	1,999,499
Equity Bancshares Inc. Class Aa	20,965	666,058
Farmers Capital Bank Corp.	19,613	792,365
Farmers National Banc Corp.	71,589	1,027,302
FB Financial Corp.[a,b]	18,804	664,909
Fidelity Southern Corp.	52,153	1,167,184
Financial Institutions Inc.	36,411	1,199,742
First Bancorp. Inc./ME	27,239	742,263
First Bancorp./Southern Pines NC	50,157	1,469,099
First Busey Corp.	75,954	2,233,048
First Business Financial Services Inc.	25,028	649,727
First Community Bancshares Inc./VA	40,557	1,012,708
First Community Financial Partners Inc.[a]	36,937	470,947
First Connecticut Bancorp. Inc./Farmington CT	38,535	955,668
First Financial Corp./IN	25,762	1,223,695
First Financial Northwest Inc.	23,680	418,426
First Foundation Inc.[a]	74,430	1,154,409
First Internet Bancorp.[b]	19,978	589,351
First Mid-Illinois Bancshares Inc.	5,056	171,095
First NBC Bank Holding Co.[a,b]	45,181	180,724
First Northwest Bancorp.[a,b]	39,489	612,080
First of Long Island Corp. (The)	53,739	1,453,640
First South Bancorp. Inc./Washington NC	37,453	454,305
First U.S. Bancshares Inc.	21,536	266,400
First United Corp.[a]	19,861	287,985
Flushing Financial Corp.	67,890	1,824,204
Franklin Financial Network Inc.[a]	29,678	1,150,022
German American Bancorp. Inc.	35,309	1,671,528
Great Southern Bancorp. Inc.	26,714	1,349,057
Green Bancorp. Inc.[a,b]	51,953	924,763
Guaranty Bancorp.	44,099	1,073,811

1

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
Hanmi Financial Corp.	75,821	$2,331,496
HarborOne Bancorp Inc.[a,b]	39,209	744,579
Heritage Commerce Corp.	68,039	959,350
Heritage Financial Corp./WA	73,307	1,814,348
Heritage Oaks Bancorp.	63,248	844,361
HomeTrust Bancshares Inc.[a,b]	47,259	1,110,587
Horizon Bancorp./IN	52,432	1,374,767
Independent Bank Corp./MI	56,787	1,175,491
Independent Bank Group Inc.	27,376	1,760,277
Lakeland Bancorp. Inc.	99,008	1,940,557
Lakeland Financial Corp.	59,079	2,547,486
LCNB Corp.	23,903	570,087
Live Oak Bancshares Inc.[b]	51,667	1,118,591
Macatawa Bank Corp.	74,119	732,296
MainSource Financial Group Inc.	57,429	1,891,137
MBT Financial Corp.	58,624	665,382
Mercantile Bank Corp.	40,020	1,376,688
Merchants Bancshares Inc./VT	16,886	822,348
Middleburg Financial Corp.	17,952	718,798
Midland States Bancorp. Inc.	15,088	518,876
MidSouth Bancorp. Inc.	25,774	394,342
MidWestOne Financial Group Inc.	23,033	789,802
National Bankshares Inc.	17,809	668,728
National Commerce Corp.[a]	24,082	881,401
Nicolet Bankshares Inc.[a,b]	22,822	1,080,393
Northrim BanCorp. Inc.	20,640	620,232
OFG Bancorp.	104,254	1,230,197
Old Line Bancshares Inc.	27,097	771,723
Old Second Bancorp. Inc.	76,115	856,294
Orrstown Financial Services Inc.	24,841	555,196
Pacific Continental Corp.	51,715	1,267,017
Pacific Mercantile Bancorp.[a,b]	58,683	443,057
Pacific Premier Bancorp. Inc.[a,b]	64,422	2,483,468
Paragon Commercial Corp.[a,b]	5,963	318,961
Park Sterling Corp.	126,936	1,562,582
Peapack Gladstone Financial Corp.	39,246	1,161,289
Penns Woods Bancorp. Inc.	12,424	539,823
People’s Utah Bancorp.	38,266	1,012,136
Peoples Bancorp. Inc./OH	42,020	1,330,353
Peoples Financial Corp./MSa	8,604	129,060
Peoples Financial Services Corp.	18,113	757,123
Porter Bancorp Inc.[a]	4,501	42,264
Preferred Bank/Los Angeles CA	30,242	1,622,786
Premier Financial Bancorp. Inc.	30,558	642,635
QCR Holdings Inc.	32,934	1,394,755
Republic Bancorp. Inc./KY Class A	25,248	868,279
Republic First Bancorp. Inc.[a,b]	124,888	1,036,570
Royal Bancshares of Pennsylvania Inc.[a]	57,637	224,784
Sandy Spring Bancorp. Inc.	58,005	2,377,625
Seacoast Banking Corp. of Florida[a]	72,835	1,746,583
Shore Bancshares Inc.	40,388	674,883
Sierra Bancorp.	32,163	882,231
Southern National Bancorp. of Virginia Inc.	38,955	659,508
Southside Bancshares Inc.	63,882	2,144,519
Southwest Bancorp. Inc.	46,614	1,218,956
State Bank Financial Corp.	86,986	2,272,074
Stock Yards Bancorp. Inc.	52,165	2,120,507
Stonegate Bank	31,405	1,478,861
Summit Financial Group Inc.	26,208	564,520
Sun Bancorp. Inc./NJ	30,041	733,000
TriCo Bancshares	49,687	1,765,379
Tristate Capital Holdings Inc.[a,b]	56,449	1,318,084
Triumph Bancorp. Inc.[a]	44,247	1,141,573

Security	Shares	Value
United Security Bancshares/Fresno CAa	51,844	$378,461
Unity Bancorp. Inc.	4,285	72,631
Univest Corp. of Pennsylvania	65,187	1,688,343
Veritex Holdings Inc.[a]	31,698	891,348
Washington Trust Bancorp. Inc.	36,756	1,812,071
WashingtonFirst Bankshares Inc.	23,482	657,496
West Bancorp. Inc.	42,100	966,195
Xenith Bankshares Inc.[a,b]	19,968	506,588

		147,275,365
BEVERAGES — 0.35%
Craft Brew Alliance Inc.[a,b]	33,820	451,497
MGP Ingredients Inc.[b]	30,004	1,627,117
Primo Water Corp.[a,b]	56,957	773,476
Reed’s Inc.[a,b]	27,917	115,856

		2,967,946
BIOTECHNOLOGY — 8.58%
Abeona Therapeutics Inc.[a]	43,394	216,970
Actinium Pharmaceuticals Inc.[a,b]	113,470	171,340
Adamas Pharmaceuticals Inc.[a,b]	39,907	698,372
ADMA Biologics Inc.[a,b]	17,529	85,542
Advaxis Inc.[a,b]	86,023	702,808
Adverum Biotechnologies Inc.[a]	61,755	166,738
Aeglea BioTherapeutics Inc.[a]	11,035	82,211
Aevi Genomic Medicine Inc.[a]	70,847	131,775
Agenus Inc.[a,b]	170,523	642,872
Akebia Therapeutics Inc.[a]	86,355	794,466
Aldeyra Therapeutics Inc.[a]	28,008	140,040
AnaptysBio Inc.[a]	12,000	333,000
Anavex Life Sciences Corp.[a,b]	86,151	494,507
Anthera Pharmaceuticals Inc.[a,b]	112,172	47,729
Applied Genetic Technologies Corp./DEa	31,126	214,769
ARCA biopharma Inc.[a,b]	14,133	35,333
Ardelyx Inc.[a,b]	73,865	934,392
Arena Pharmaceuticals Inc.[a,b]	587,990	858,465
Argos Therapeutics Inc.[a,b]	38,811	17,539
ArQule Inc.[a]	151,502	160,592
Arrowhead Pharmaceuticals Inc.[a,b]	158,583	293,379
Asterias Biotherapeutics Inc.[a]	59,214	201,328
Athersys Inc.[a]	185,399	317,032
aTyr Pharma Inc.[a]	39,215	137,252
Audentes Therapeutics Inc.[a,b]	13,489	229,853
Aviragen Therapeutics Inc.[a]	94,491	61,580
Bellicum Pharmaceuticals Inc.[a,b]	49,579	611,805
Bio Blast Pharma Ltd.[a,b]	21,216	16,124
BioCryst Pharmaceuticals Inc.[a,b]	174,964	1,469,698
BioSpecifics Technologies Corp.[a]	14,388	788,462
BioTime Inc.[a,b]	174,569	602,263
Blueprint Medicines Corp.[a,b]	58,013	2,319,940
Brainstorm Cell Therapeutics Inc.[a,b]	43,547	185,075
Calithera Biosciences Inc.[a]	35,808	413,582
Cancer Genetics Inc.[a,b]	34,418	141,114
Capricor Therapeutics Inc.[a,b]	14,314	47,666
Cara Therapeutics Inc.[a,b]	50,123	921,762
CareDx Inc.[a,b]	20,121	28,169
Cascadian Therapeutics Inc.[a]	51,150	211,761
CASI Pharmaceuticals Inc.[a]	30,670	43,551
Catabasis Pharmaceuticals Inc.[a,b]	16,424	26,278
Celldex Therapeutics Inc.[a,b]	223,427	806,571
Cellular Biomedicine Group Inc.[a,b]	29,064	342,955

2

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
Celsion Corp.[a,b]	43,875	$12,680
Cerulean Pharma Inc.[a,b]	50,641	41,141
ChemoCentryx Inc.[a,b]	56,409	410,658
Chiasma Inc.[a]	47,884	81,403
Chimerix Inc.[a,b]	99,802	636,737
Cidara Therapeutics Inc.[a,b]	38,880	303,264
Coherus Biosciences Inc.[a,b]	79,925	1,690,414
Conatus Pharmaceuticals Inc.[a]	44,952	259,373
Concert Pharmaceuticals Inc.[a]	38,382	654,797
Contrafect Corp.[a,b]	90,998	163,796
Corbus Pharmaceuticals Holdings Inc.[a,b]	95,452	787,479
CorMedix Inc.[a,b]	96,922	157,983
Corvus Pharmaceuticals Inc.[a,b]	7,768	161,341
Curis Inc.[a]	259,723	722,030
Cytokinetics Inc.[a,b]	80,323	1,032,151
CytomX Therapeutics Inc.[a]	47,671	823,278
Cytori Therapeutics Inc.[a,b]	46,292	74,067
CytRx Corp.[a,b]	256,564	113,966
Dicerna Pharmaceuticals Inc.[a,b]	40,719	138,445
Dimension Therapeutics Inc.[a]	31,617	55,330
Dynavax Technologies Corp.[a,b]	90,230	536,868
Edge Therapeutics Inc.[a,b]	37,894	345,214
Eiger Biopharmaceuticals Inc.[a]	10,764	123,248
Enanta Pharmaceuticals Inc.[a,b]	38,375	1,181,950
Esperion Therapeutics Inc.[a,b]	33,465	1,181,649
Fate Therapeutics Inc.[a,b]	65,361	297,393
Fibrocell Science Inc.[a,b]	18,595	37,190
Flexion Therapeutics Inc.[a,b]	64,343	1,731,470
Fortress Biotech Inc.[a,b]	85,454	316,180
Galectin Therapeutics Inc.[a,b]	73,134	168,208
Galena Biopharma Inc.[a,b]	25,112	15,318
Gemphire Therapeutics Inc.[a]	7,131	74,876
Genocea Biosciences Inc.[a,b]	57,043	347,392
Geron Corp.[a,b]	351,345	797,553
GlycoMimetics Inc.[a,b]	33,818	183,632
Heron Therapeutics Inc.[a,b]	99,130	1,486,950
Idera Pharmaceuticals Inc.[a,b]	244,790	604,631
Ignyta Inc.[a,b]	71,593	615,700
Immune Design Corp.[a,b]	33,089	225,005
Immunomedics Inc.[a,b]	230,031	1,488,301
Infinity Pharmaceuticals Inc.[a]	116,307	375,672
Inotek Pharmaceuticals Corp.[a,b]	40,731	81,462
Inovio Pharmaceuticals Inc.[a,b]	154,316	1,021,572
Invitae Corp.[a,b]	65,243	721,588
Jounce Therapeutics Inc.[a]	15,276	335,919
Kadmon Holdings Inc.[a,b]	19,063	69,008
Karyopharm Therapeutics Inc.[a,b]	63,277	812,477
Kindred Biosciences Inc.[a]	44,345	312,632
Kura Oncology Inc.[a]	34,066	299,781
La Jolla Pharmaceutical Co.[a,b]	33,578	1,002,303
Lion Biotechnologies Inc.[a,b]	133,252	992,727
Loxo Oncology Inc.[a,b]	38,553	1,622,310
MacroGenics Inc.[a]	75,214	1,398,980
MannKind Corp.[a,b]	151,626	224,406
MediciNova Inc.[a,b]	79,195	474,378
MEI Pharma Inc.[a]	79,114	128,165
Minerva Neurosciences Inc.[a,b]	47,774	386,969
Mirati Therapeutics Inc.[a,b]	35,268	183,394
Mirna Therapeutics Inc.[a,b]	28,371	62,132
Moleculin Biotech Inc.[a,b]	17,868	20,906
NanoViricides Inc.[a,b]	104,300	116,816
Navidea Biopharmaceuticals Inc.[a,b]	380,824	219,621
NewLink Genetics Corp.[a]	50,581	1,219,002

Security	Shares	Value
Nivalis Therapeutics Inc.[a]	30,221	$88,245
Nymox Pharmaceutical Corp.[a]	78,591	285,285
Ohr Pharmaceutical Inc.[a]	70,816	58,806
Oncocyte Corp.[a]	10,404	62,164
OncoMed Pharmaceuticals Inc.[a,b]	49,560	456,448
Oncosec Medical Inc.[a,b]	33,928	43,428
Organovo Holdings Inc.[a,b]	229,272	729,085
Otonomy Inc.[a]	55,978	685,730
OvaScience Inc.[a,b]	80,451	150,443
Pfenex Inc.[a]	42,392	246,298
PharmAthene Inc.[b]	162,042	131,497
Pieris Pharmaceuticals Inc.[a,b]	74,780	194,428
Progenics Pharmaceuticals Inc.[a,b]	164,621	1,554,022
Protagonist Therapeutics Inc.[a,b]	18,797	240,790
Proteon Therapeutics Inc.[a,b]	21,282	37,244
Proteostasis Therapeutics Inc.[a,b]	20,297	158,723
PTC Therapeutics Inc.[a]	77,755	765,109
Ra Pharmaceuticals Inc.[a,b]	17,252	367,295
Recro Pharma Inc.[a]	31,697	277,032
REGENXBIO Inc.[a]	47,280	912,504
Regulus Therapeutics Inc.[a,b]	90,397	149,155
Rigel Pharmaceuticals Inc.[a]	281,135	930,557
Sangamo Therapeutics Inc.[a,b]	162,327	844,100
Selecta Biosciences Inc.[a,b]	11,979	171,539
Sorrento Therapeutics Inc.[a,b]	59,178	233,753
Spectrum Pharmaceuticals Inc.[a,b]	182,595	1,186,867
Stemline Therapeutics Inc.[a,b]	50,654	433,092
Strongbridge Biopharma PLC[a,b]	32,070	152,332
Syndax Pharmaceuticals Inc.[a,b]	11,023	151,236
Synergy Pharmaceuticals Inc.[a,b]	482,139	2,246,768
Synthetic Biologics Inc.[a]	230,633	145,460
Syros Pharmaceuticals Inc.[a,b]	10,934	174,179
T2 Biosystems Inc.[a,b]	38,047	200,127
Tenax Therapeutics Inc.[a,b]	55,833	31,406
TG Therapeutics Inc.[a,b]	86,920	1,012,618
Tokai Pharmaceuticals Inc.[a,b]	41,272	34,483
Tonix Pharmaceuticals Holding Corp.[a,b]	8,268	38,612
Tracon Pharmaceuticals Inc.[a]	23,192	86,970
Trevena Inc.[a,b]	106,687	391,541
TrovaGene Inc.[a,b]	69,189	79,567
Vanda Pharmaceuticals Inc.[a]	87,836	1,229,704
VBI Vaccines Inc.[a]	55,542	304,926
Veracyte Inc.[a]	40,025	367,429
Verastem Inc.[a]	89,680	185,638
Vericel Corp.[a]	70,374	197,047
Versartis Inc.[a,b]	74,832	1,597,663
Vical Inc.[a]	21,555	48,068
Vital Therapies Inc.[a]	55,144	220,576
Voyager Therapeutics Inc.[a,b]	27,379	362,498
vTv Therapeutics Inc. Class Aa,b	22,928	150,178
XBiotech Inc.[a,b]	42,372	698,714
Xencor Inc.[a,b]	86,001	2,057,144
Zafgen Inc.[a]	58,038	270,457

		73,136,921
BUILDING PRODUCTS — 1.09%
Alpha Pro Tech Ltd.[a]	42,127	115,849
Armstrong Flooring Inc.[a,b]	54,700	1,007,574
CSW Industrials Inc.[a,b]	35,107	1,288,427
Insteel Industries Inc.	41,688	1,506,604
Patrick Industries Inc.[a,b]	34,462	2,443,356
PGT Innovations Inc.[a]	113,907	1,224,500
Quanex Building Products Corp.	81,227	1,644,847
Tecogen Inc.[a,b]	25,991	98,506

		9,329,663

3

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
CAPITAL MARKETS — 1.41%
Arlington Asset Investment Corp. Class Ab	48,519	$685,573
B. Riley Financial Inc.	22,717	340,755
Cowen Group Inc. Class Aa,b	60,277	901,141
Diamond Hill Investment Group Inc.	6,665	1,296,676
FBR & Co.	16,050	289,703
Fifth Street Asset Management Inc.	23,439	107,819
GAIN Capital Holdings Inc.	86,837	723,352
Global Brokerage Inc.[a,b]	14,014	37,838
Great Elm Capital Group Inc.[a]	28,087	92,687
Hennessy Advisors Inc.	15,805	265,682
INTL. FCStone Inc.[a]	37,611	1,427,714
Ladenburg Thalmann Financial Services Inc.[a,b]	238,695	591,964
Manning & Napier Inc.	43,455	247,694
Medley Management Inc.	23,550	195,465
Oppenheimer Holdings Inc. Class A	23,929	409,186
PJT Partners Inc. Class A	43,548	1,528,099
Pzena Investment Management Inc. Class A	40,093	394,515
Safeguard Scientifics Inc.[a,b]	51,434	653,212
Silvercrest Asset Management Group Inc.	21,391	284,500
TheStreet Inc.[a]	97,062	73,767
Westwood Holdings Group Inc.	19,773	1,056,076
Wins Finance Holdings Inc.[a,b]	3,161	458,313

		12,061,731
CHEMICALS — 1.53%
AgroFresh Solutions Inc.[a,b]	54,456	237,973
American Vanguard Corp.	65,734	1,091,184
Chase Corp.	16,905	1,612,737
Codexis Inc.[a]	91,103	437,294
Core Molding Technologies Inc.[a]	19,554	348,648
Flotek Industries Inc.[a,b]	126,321	1,615,645
FutureFuel Corp.	58,088	823,688
Hawkins Inc.	24,299	1,190,651
Intrepid Potash Inc.[a,b]	130,965	225,260
KMG Chemicals Inc.	21,640	996,955
Koppers Holdings Inc.[a]	48,171	2,040,042
LSB Industries Inc.[a,b]	48,239	452,482
Northern Technologies International Corp.[a]	8,923	158,829
OMNOVA Solutions Inc.[a]	100,650	996,435
Senomyx Inc.[a,b]	103,644	102,670
TerraVia Holdings Inc.[a,b]	187,395	135,768
Trecora Resources[a,b]	48,412	537,373

		13,003,634
COMMERCIAL SERVICES & SUPPLIES — 1.74%
AMREP Corp.[a]	3,882	24,884
Aqua Metals Inc.[a,b]	30,173	589,580
ARC Document Solutions Inc.[a]	95,588	329,779
Casella Waste Systems Inc. Class Aa	94,345	1,331,208
CECO Environmental Corp.	68,150	716,256
Cenveo Inc.[a]	20,475	102,784
Ecology and Environment Inc. Class A	8,189	81,890
Ennis Inc.	59,564	1,012,588
Fuel Tech Inc.[a]	43,005	43,865
Heritage-Crystal Clean Inc.[a]	29,708	407,000

Security	Shares	Value
Hudson Technologies Inc.[a]	78,859	$520,469
InnerWorkings Inc.[a]	89,443	890,852
Intersections Inc.[a]	18,952	76,187
Kimball International Inc. Class B	88,250	1,456,125
NL Industries Inc.[a]	14,794	95,421
Performant Financial Corp.[a]	86,881	254,561
Perma-Fix Environmental Services[a]	25,598	80,634
SP Plus Corp.[a]	40,229	1,357,729
Team Inc.[a,b]	69,172	1,871,103
TRC Companies Inc.[a]	43,302	755,620
Viad Corp.	47,666	2,154,503
VSE Corp.	17,312	706,330

		14,859,368
COMMUNICATIONS EQUIPMENT — 2.14%
Aerohive Networks Inc.[a,b]	55,763	234,762
Applied Optoelectronics Inc.[a,b]	38,867	2,182,382
Bel Fuse Inc. Class B	23,074	589,541
Black Box Corp.	35,576	318,405
CalAmp Corp.[a,b]	85,295	1,432,103
Calix Inc.[a]	97,286	705,324
Clearfield Inc.[a,b]	29,245	481,080
ClearOne Inc.[b]	17,450	172,755
Communications Systems Inc.	21,258	93,535
Comtech Telecommunications Corp.	52,685	776,577
DASAN Zhone Solutions Inc.[a]	12,345	76,662
Digi International Inc.[a]	60,327	717,891
EMCORE Corp.	60,007	540,063
Extreme Networks Inc.[a]	244,154	1,833,597
Harmonic Inc.[a,b]	181,128	1,077,712
Inseego Corp.[a,b]	91,377	190,978
KVH Industries Inc.[a]	38,091	319,964
MRV Communications Inc.[a]	13,664	144,155
Network-1 Technologies Inc.	26,999	130,945
Oclaro Inc.[a,b]	264,559	2,597,969
ParkerVision Inc.[a,b]	26,717	53,167
PC-Tel Inc.	39,662	282,393
Quantenna Communications Inc.[a,b]	16,070	334,738
RELM Wireless Corp.	20,639	103,195
Resonant Inc.[a,b]	21,227	114,414
ShoreTel Inc.[a]	160,411	986,528
Silicom Ltd.	14,379	714,205
Sonus Networks Inc.[a]	111,032	731,701
TESSCO Technologies Inc.	15,965	250,651
Westell Technologies Inc. Class Aa	114,644	80,251

		18,267,643
CONSTRUCTION & ENGINEERING — 0.96%
Ameresco Inc. Class Aa,b	51,388	336,591
Argan Inc.	31,720	2,098,278
Goldfield Corp. (The)[a]	55,678	320,149
Great Lakes Dredge & Dock Corp.[a,b]	137,508	550,032
HC2 Holdings Inc.[a,b]	77,772	482,186
IES Holdings Inc.[a]	20,203	365,674
Layne Christensen Co.[a,b]	46,664	412,510
MYR Group Inc.[a]	36,558	1,498,878
Northwest Pipe Co.[a]	23,549	369,955
NV5 Global Inc.[a,b]	19,044	716,054
Orion Group Holdings Inc.[a]	66,694	498,204
Sterling Construction Co. Inc.[a]	59,663	551,883

		8,200,394

4

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	5,414	$427,598

		427,598
CONSUMER FINANCE — 0.44%
Asta Funding Inc.[a]	12,140	99,548
Consumer Portfolio Services Inc.[a]	51,799	243,973
Enova International Inc.[a]	61,974	920,314
Ezcorp Inc. Class Aa	124,597	1,015,466
Nicholas Financial Inc.[a]	21,596	229,565
Regional Management Corp.[a]	25,979	504,772
World Acceptance Corp.[a,b]	14,135	731,910

		3,745,548
CONTAINERS & PACKAGING — 0.15%
Myers Industries Inc.	51,368	814,183
UFP Technologies Inc.[a]	17,881	463,118

		1,277,301
DISTRIBUTORS — 0.06%
Educational Development Corp.	11,024	74,412
Fenix Parts Inc.[a]	41,209	63,874
Weyco Group Inc.	13,928	391,098

		529,384
DIVERSIFIED CONSUMER SERVICES — 1.23%
American Public Education Inc.[a,b]	36,042	825,362
Ascent Capital Group Inc. Class Aa	23,717	335,121
Bridgepoint Education Inc.[a]	41,565	443,498
Cambium Learning Group Inc.[a,b]	30,943	151,621
Career Education Corp.[a,b]	155,594	1,353,668
Carriage Services Inc.	35,983	975,859
Chegg Inc.[a,b]	187,128	1,579,360
Collectors Universe Inc.	20,017	522,444
K12 Inc.[a]	78,695	1,507,009
Liberty Tax Inc.	20,012	285,171
Lincoln Educational Services Corp.[a]	68,060	191,249
National American University Holdings Inc.[b]	35,722	87,519
Strayer Education Inc.	25,183	2,026,980
Universal Technical Institute Inc.	53,490	184,540

		10,469,401
DIVERSIFIED FINANCIAL SERVICES — 0.37%
A-Mark Precious Metals Inc.	16,515	282,076
Marlin Business Services Corp.	19,977	514,408
NewStar Financial Inc.	57,060	603,695
On Deck Capital Inc.[a]	112,186	565,417
PICO Holdings Inc.[a,b]	51,809	725,326
Tiptree Inc.	67,905	495,707

		3,186,629
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.91%
Alaska Communications Systems Group Inc.[a]	122,688	226,973
Fairpoint Communications Inc.[a,b]	50,401	836,657
General Communication Inc. Class Aa,b	65,615	1,364,792

Security	Shares	Value
Hawaiian Telcom Holdco Inc.[a]	13,958	$319,778
IDT Corp. Class B	40,407	513,977
Intelsat SAa,b	66,786	277,162
Lumos Networks Corp.[a]	46,733	827,174
magicJack VocalTec Ltd.[a,b]	33,630	287,536
Ooma Inc.[a]	28,636	284,928
ORBCOMM Inc.[a,b]	153,641	1,467,271
pdvWireless Inc.[a,b]	22,692	495,820
Straight Path Communications Inc. Class Ba,b	23,543	846,842

		7,748,910
ELECTRIC UTILITIES — 0.08%
Genie Energy Ltd. Class B	32,419	234,714
Spark Energy Inc. Class Ab	13,652	436,181

		670,895
ELECTRICAL EQUIPMENT — 0.64%
Allied Motion Technologies Inc.	15,052	302,545
American Superconductor Corp.[a,b]	27,425	188,135
Broadwind Energy Inc.[a]	38,124	317,573
Capstone Turbine Corp.[a,b]	70,424	53,874
Energous Corp.[a,b]	34,501	538,216
Energy Focus Inc.[a,b]	23,809	78,332
Enphase Energy Inc.[a]	121,382	166,293
FuelCell Energy Inc.[a,b]	72,357	99,491
Ideal Power Inc.[a,b]	23,269	75,624
LSI Industries Inc.	55,367	558,653
Orion Energy Systems Inc.[a]	65,569	129,827
Plug Power Inc.[a,b]	435,533	601,036
Powell Industries Inc.	20,240	697,066
Power Solutions International Inc.[a,b]	12,949	130,655
Preformed Line Products Co.	6,235	325,155
Revolution Lighting Technologies Inc.[a,b]	21,904	163,842
TPI Composites Inc.[a,b]	14,112	268,269
Ultralife Corp.[a]	22,693	122,542
Vicor Corp.[a]	39,700	639,170

		5,456,298
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.26%
Agilysys Inc.[a]	36,437	344,330
Airgain Inc.[a,b]	5,531	83,850
Applied DNA Sciences Inc.[a]	52,922	87,321
ClearSign Combustion Corp.[a]	31,468	122,725
Control4 Corp.[a,b]	48,875	771,736
CTS Corp.	74,578	1,588,511
CUI Global Inc.[a,b]	53,697	254,524
Daktronics Inc.	85,385	806,888
Electro Scientific Industries Inc.[a]	64,006	446,122
eMagin Corp.[a,b]	56,412	132,568
ePlus Inc.[a]	15,054	2,033,043
Frequency Electronics Inc.[a]	18,678	205,458
ID Systems Inc.[a]	30,147	190,831
IEC Electronics Corp.[a]	29,906	114,839
Interlink Electronics Inc.[a]	2,508	22,572
IntriCon Corp.[a]	14,600	132,860
Iteris Inc.[a]	66,277	360,547
Kemet Corp.[a]	109,534	1,314,408
KEY Tronic Corp.[a]	26,728	196,184
Kimball Electronics Inc.[a,b]	69,859	1,184,110
LRAD Corp.	73,934	111,640

5

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
Maxwell Technologies Inc.[a,b]	81,492	$473,469
Mesa Laboratories Inc.	7,356	902,581
Microvision Inc.[a,b]	138,165	344,031
MOCON Inc.	13,571	295,169
NAPCO Security Technologies Inc.[a]	36,002	367,220
Neonode Inc.[a]	99,648	159,437
NetList Inc.[a,b]	112,692	111,565
Novanta Inc.[a]	74,182	1,969,532
PAR Technology Corp.[a]	27,187	194,931
Park Electrochemical Corp.	44,962	803,021
PC Connection Inc.	26,432	787,409
PCM Inc.[a]	22,074	619,176
Perceptron Inc.[a]	26,201	218,516
RadiSys Corp.[a]	84,803	339,212
Research Frontiers Inc.[a]	53,234	74,528
Richardson Electronics Ltd./U.S.	31,763	191,213
Systemax Inc.	27,705	307,249
Uni-Pixel Inc.[a,b]	121,595	103,356
Vishay Precision Group Inc.[a]	31,094	491,285

		19,257,967
ENERGY EQUIPMENT & SERVICES — 1.93%
Aspen Aerogels Inc.[a]	39,870	165,460
Basic Energy Services Inc.[a]	151	5,037
Bristow Group Inc.	76,280	1,160,219
CARBO Ceramics Inc.[a]	48,510	632,570
Dawson Geophysical Co.[a]	52,923	294,252
Eco Stim Energy Solutions Inc[a,b]	17,913	20,958
ENGlobal Corp.[a]	37,090	68,616
Era Group Inc.[a]	45,506	603,410
Exterran Corp.[a]	77,939	2,451,182
Geospace Technologies Corp.[a,b]	30,349	492,564
Gulf Island Fabrication Inc.	34,855	402,575
Gulfmark Offshore Inc. Class Aa,b	50,362	17,632
Hornbeck Offshore Services Inc.[a,b]	75,669	335,214
Independence Contract Drilling Inc.[a]	69,793	384,559
ION Geophysical Corp.[a,b]	24,260	117,661
Mammoth Energy Services Inc.[a]	18,592	399,914
Matrix Service Co.[a,b]	63,490	1,047,585
Mitcham Industries Inc.[a]	33,135	162,361
Natural Gas Services Group Inc.[a,b]	30,876	804,320
Newpark Resources Inc.[a,b]	193,918	1,570,736
Nordic American Offshore Ltd.[b]	42,715	46,987
North Atlantic Drilling Ltd.[a,b]	19,008	32,124
Parker Drilling Co.[a,b]	281,320	492,310
PHI Inc. NVS[a]	29,902	358,226
Pioneer Energy Services Corp.[a]	175,243	700,972
Profire Energy Inc.[a]	50,627	71,384
RigNet Inc.[a,b]	29,425	631,166
Smart Sand Inc.[a]	28,080	456,300
Synthesis Energy Systems Inc.[a,b]	175,426	149,463
Tesco Corp.[a]	110,911	892,834
TETRA Technologies Inc.[a,b]	268,879	1,094,338
Tidewater Inc.[a,b]	99,874	114,855
Willbros Group Inc.[a]	100,699	275,915

		16,453,699
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.75%
Armada Hoffler Properties Inc.[b]	78,198	1,086,170
Ashford Hospitality Prime Inc.	54,290	576,017
Ashford Hospitality Trust Inc.[b]	191,733	1,221,339

Security	Shares	Value
Bluerock Residential Growth REIT Inc.	56,750	$698,593
BRT Realty Trust[a]	27,462	230,132
CareTrust REIT Inc.[b]	147,175	2,475,484
CatchMark Timber Trust Inc. Class Ab	90,391	1,041,304
Cedar Realty Trust Inc.[b]	197,287	990,381
City Office REIT Inc.[b]	63,791	775,061
Community Healthcare Trust Inc.[b]	31,865	761,574
CorEnergy Infrastructure Trust Inc.[b]	27,826	939,962
Farmland Partners Inc.	72,020	804,463
First Potomac Realty Trust[b]	138,166	1,420,347
Getty Realty Corp.[b]	64,933	1,640,857
Gladstone Commercial Corp.[b]	56,552	1,168,930
Gladstone Land Corp.[b]	26,733	296,736
Global Medical REIT Inc.[b]	35,653	323,729
Global Self Storage Inc.	17,145	81,610
Independence Realty Trust Inc.[b]	134,309	1,258,475
Jernigan Capital Inc.	21,489	495,107
MedEquities Realty Trust Inc.[b]	49,143	550,893
Monmouth Real Estate Investment Corp.	155,023	2,212,178
NexPoint Residential Trust Inc.	44,410	1,072,946
One Liberty Properties Inc.	30,751	718,343
Preferred Apartment Communities Inc. Class Ab	60,959	805,268
RAIT Financial Trust	213,672	683,750
Silver Bay Realty Trust Corp.	78,100	1,676,807
Sotherly Hotels Inc.[b]	45,346	290,214
Sutherland Asset Management Corp.	31,237	451,375
UMH Properties Inc.[b]	65,939	1,002,932
Universal Health Realty Income Trust	28,386	1,830,897
Urstadt Biddle Properties Inc. Class A	63,468	1,304,902
Wheeler Real Estate Investment Trust Inc.	155,690	269,344
Whitestone REIT[b]	60,913	843,036

		31,999,156
FOOD & STAPLES RETAILING — 0.16%
Chefs’ Warehouse Inc. (The)[a,b]	45,033	625,959
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,170	219,956
Village Super Market Inc. Class A	18,869	500,028

		1,345,943
FOOD PRODUCTS — 0.84%
Alico Inc.	10,979	289,845
Arcadia Biosciences Inc.[a]	32,998	22,495
Farmer Bros. Co.[a]	20,431	722,236
Freshpet Inc.[a,b]	53,324	586,564
Inventure Foods Inc.[a,b]	47,080	208,094
John B Sanfilippo & Son Inc.	20,695	1,514,667
Landec Corp.[a,b]	67,726	812,712
Lifeway Foods Inc.[a,b]	11,317	121,431
Limoneira Co.	32,146	672,173
Omega Protein Corp.	52,106	1,044,725
Rocky Mountain Chocolate Factory Inc.	24,856	280,376
S&W Seed Co.[a,b]	55,825	276,334
Seneca Foods Corp. Class Aa	17,840	644,024

		7,195,676
GAS UTILITIES — 0.13%
Delta Natural Gas Co. Inc.	21,533	653,527
Gas Natural Inc.	33,756	428,701

		1,082,228

6

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.86%
Accuray Inc.[a,b]	185,553	$881,377
Aethlon Medical Inc.[a]	16,044	52,143
Alliqua BioMedical Inc.[a,b]	66,838	33,733
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	70,254	1,218,907
Anika Therapeutics Inc.[a,b]	33,892	1,472,268
AtriCure Inc.[a,b]	75,018	1,436,595
Atrion Corp.	2,887	1,351,693
Avinger Inc.[a,b]	56,288	106,947
AxoGen Inc.[a,b]	65,799	687,600
Biolase Inc.[a]	91,761	123,877
Bovie Medical Corp.[a]	68,553	183,037
Cardiovascular Systems Inc.[a]	75,374	2,131,200
CAS Medical Systems Inc.[a,b]	92,811	134,576
Cerus Corp.[a,b]	240,620	1,070,759
Chembio Diagnostics Inc.[a,b]	29,880	158,364
ConforMIS Inc.[a]	83,490	435,818
Corindus Vascular Robotics Inc.[a,b]	94,836	124,235
CryoLife Inc.[a]	75,139	1,251,064
Cutera Inc.[a]	30,088	622,822
CytoSorbents Corp.[a]	59,809	269,141
Electromed Inc.[a]	18,497	91,190
Entellus Medical Inc.[a,b]	19,848	273,902
Exactech Inc.[a]	26,438	666,238
Fonar Corp.[a]	16,283	285,767
GenMark Diagnostics Inc.[a,b]	103,953	1,332,677
Invacare Corp.	73,773	877,899
InVivo Therapeutics Holdings Corp.[a,b]	77,078	312,166
Invuity Inc.[a,b]	31,689	251,928
iRadimed Corp.[a,b]	11,190	99,591
iRhythm Technologies Inc.[a,b]	17,322	651,307
IRIDEX Corp.[a]	24,213	287,408
Lantheus Holdings Inc.[a]	31,885	398,563
LeMaitre Vascular Inc.	34,772	856,434
Merit Medical Systems Inc.[a]	101,365	2,929,448
Milestone Scientific Inc.[a,b]	29,571	39,921
Misonix Inc.[a,b]	13,829	161,799
Nuvectra Corp.[a]	29,652	202,523
Obalon Therapeutics Inc.[a,b]	11,841	126,580
OraSure Technologies Inc.[a,b]	129,612	1,675,883
Orthofix International NVa,b	41,471	1,582,119
Oxford Immunotec Global PLC[a]	54,072	837,575
Pulse Biosciences Inc.[a,b]	14,476	295,455
Retractable Technologies Inc.[a]	31,463	34,924
Rockwell Medical Inc.[a,b]	111,499	697,984
RTI Surgical Inc.[a,b]	133,739	534,956
SeaSpine Holdings Corp.[a]	18,278	143,482
Second Sight Medical Products Inc.[a,b]	36,863	44,604
Senseonics Holdings Inc.[a,b]	70,349	125,925
Sientra Inc.[a,b]	38,237	321,956
STAAR Surgical Co.[a,b]	97,969	960,096
Surmodics Inc.[a]	32,412	779,509
Tactile Systems Technology Inc.[a,b]	11,442	216,826
Tandem Diabetes Care Inc.[a,b]	50,387	60,464
TransEnterix Inc.[a,b]	162,166	196,221
Unilife Corp.[a,b]	32,054	54,812
Utah Medical Products Inc.	7,997	498,213
Vermillion Inc.[a,b]	55,216	115,401
ViewRay Inc.[a,b]	17,150	145,947

		32,913,849

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.70%
AAC Holdings Inc.[a,b]	23,098	$197,026
Aceto Corp.	67,758	1,071,254
Adcare Health Systems Inc.[a,b]	44,357	56,777
Addus HomeCare Corp.[a]	18,465	590,880
Alliance HealthCare Services Inc.[a]	13,369	137,032
Almost Family Inc.[a,b]	26,164	1,271,570
BioScrip Inc.[a,b]	259,791	441,645
BioTelemetry Inc.[a]	65,250	1,888,988
Civitas Solutions Inc.[a,b]	35,172	645,406
Cross Country Healthcare Inc.[a,b]	80,151	1,150,968
Digirad Corp.	51,226	271,498
Five Star Senior Living Inc.[a]	82,090	176,494
Fulgent Genetics Inc.[a,b]	9,002	98,302
Genesis Healthcare Inc.[a]	95,994	253,424
InfuSystems Holdings Inc.[a]	55,271	127,123
Joint Corp. (The)[a,b]	21,131	88,750
Landauer Inc.[b]	23,629	1,151,914
LHC Group Inc.[a,b]	35,816	1,930,482
National Research Corp. Class A	20,507	403,988
Nobilis Health Corp.[a,b]	136,820	232,594
PharMerica Corp.[a]	68,794	1,609,780
Providence Service Corp. (The)[a]	30,777	1,367,730
Psychemedics Corp.	11,721	235,006
Quorum Health Corp.[a,b]	69,353	377,280
RadNet Inc.[a]	99,867	589,215
Sharps Compliance Corp.[a]	30,664	145,961
Teladoc Inc.[a,b]	56,826	1,420,650
Tivity Health Inc.[a,b]	75,507	2,197,254
Triple-S Management Corp. Class Ba	55,593	976,769
U.S. Physical Therapy Inc.	28,941	1,889,847

		22,995,607
HEALTH CARE TECHNOLOGY — 0.57%
Castlight Health Inc.[a,b]	94,320	344,268
Computer Programs & Systems Inc.[b]	26,084	730,352
HealthStream Inc.[a]	61,014	1,478,369
Icad Inc.[a]	32,734	157,451
Simulations Plus Inc.	37,089	435,796
Tabula Rasa HealthCare Inc.[a,b]	12,451	167,839
Vocera Communications Inc.[a,b]	61,827	1,535,164

		4,849,239
HOTELS, RESTAURANTS & LEISURE — 2.75%
Ark Restaurants Corp.	4,752	120,178
Bagger Daves Burger Tavern Inc.[a]	34,103	2,046
Biglari Holdings Inc.[a]	2,396	1,035,024
Bravo Brio Restaurant Group Inc.[a]	33,533	171,018
Carrols Restaurant Group Inc.[a]	84,853	1,200,670
Century Casinos Inc.[a]	54,947	415,399
Chuy’s Holdings Inc.[a,b]	38,924	1,159,935
Del Frisco’s Restaurant Group Inc.[a]	58,278	1,051,918
Del Taco Restaurants Inc.[a,b]	54,083	717,141
Denny’s Corp.[a,b]	179,249	2,217,310
Diversified Restaurant Holdings Inc.[a]	34,103	78,437
Dover Downs Gaming & Entertainment Inc.[a]	39,102	41,057
Dover Motorsports Inc.	37,480	82,456
El Pollo Loco Holdings Inc.[a,b]	47,411	566,561
Eldorado Resorts Inc.[a,b]	68,949	1,304,860
Empire Resorts Inc.[a,b]	8,798	213,351

7

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
Famous Dave’s of America Inc.[a]	12,282	$47,286
Fogo De Chao Inc.[a]	12,812	208,195
Full House Resorts Inc.[a]	50,246	122,098
Golden Entertainment Inc.	29,424	389,280
Good Times Restaurants Inc.[a]	31,053	97,817
Habit Restaurants Inc. (The)[a]	31,478	557,161
Intrawest Resorts Holdings Inc.[a,b]	37,112	928,171
Isle of Capri Casinos Inc.[a]	58,649	1,545,988
J Alexander’s Holdings Inc.[a,b]	37,688	378,764
Jamba Inc.[a,b]	32,976	298,433
Kona Grill Inc.[a,b]	19,405	122,252
Lindblad Expeditions Holdings Inc.[a,b]	38,795	347,603
Luby’s Inc.[a,b]	48,872	151,992
Marcus Corp. (The)	45,742	1,468,318
Monarch Casino & Resort Inc.[a]	27,239	804,640
Nathan’s Famous Inc.[a]	9,356	586,153
Nevada Gold & Casinos Inc.[a,b]	41,229	87,818
Noodles & Co.[a,b]	27,811	159,913
Papa Murphy’s Holdings Inc.[a,b]	27,514	131,242
Peak Resorts Inc.	31,280	176,732
Potbelly Corp.[a,b]	61,830	859,437
Rave Restaurant Group Inc.[a,b]	17,185	38,151
RCI Hospitality Holdings Inc.	26,241	454,494
Red Lion Hotels Corp.[a,b]	40,944	288,655
Ruby Tuesday Inc.[a]	138,291	388,598
Ruth’s Hospitality Group Inc.	73,595	1,475,580
Town Sports International Holdings Inc.[a]	28,369	100,710
Zoe’s Kitchen Inc.[a,b]	43,944	812,964

		23,405,806
HOUSEHOLD DURABLES — 1.49%
AV Homes Inc.[a,b]	30,143	495,852
Bassett Furniture Industries Inc.	24,771	666,340
Beazer Homes USA Inc.[a]	73,270	888,765
Century Communities Inc.[a,b]	37,482	952,043
CSS Industries Inc.	22,752	589,732
Dixie Group Inc. (The)[a]	37,314	134,330
Flexsteel Industries Inc.	16,137	813,305
Green Brick Partners Inc.[a,b]	54,065	537,947
Hooker Furniture Corp.	27,648	858,470
Hovnanian Enterprises Inc. Class Aa,b	283,707	644,015
LGI Homes Inc.[a,b]	36,787	1,247,447
Libbey Inc.	51,101	745,052
Lifetime Brands Inc.	27,097	544,650
M/I Homes Inc.[a,b]	56,405	1,381,922
NACCO Industries Inc. Class A	9,186	641,183
New Home Co. Inc. (The)[a,b]	34,008	355,724
Skyline Corp.[a]	18,066	170,182
Stanley Furniture Co. Inc.	20,036	15,628
Turtle Beach Corp.[a]	55,140	49,902
UCP Inc. Class Aa	26,786	271,878
Vuzix Corp.[a,b]	38,791	240,504
ZAGG Inc.[a]	64,189	462,161

		12,707,032
HOUSEHOLD PRODUCTS — 0.12%
Oil-Dri Corp. of America	13,043	486,113
Orchids Paper Products Co.[b]	21,030	504,720

		990,833

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.23%
Atlantic Power Corp.[a]	283,866	$752,245
TerraForm Global Inc. Class A	213,648	1,025,510
Vivint Solar Inc.[a,b]	57,160	160,048

		1,937,803
INSURANCE — 1.88%
1347 Property Insurance Holdings Inc.[a]	9,916	79,824
Atlas Financial Holdings Inc.[a,b]	30,182	411,984
Baldwin & Lyons Inc. Class B	23,057	563,744
Blue Capital Reinsurance Holdings Ltd.	21,155	408,292
Citizens Inc./TXa,b	110,776	823,066
Conifer Holdings Inc.[a]	12,366	88,417
Crawford & Co. Class B	28,979	290,659
Donegal Group Inc. Class A	22,270	392,397
eHealth Inc.[a]	42,745	514,650
EMC Insurance Group Inc.	19,437	545,402
Federated National Holding Co.	29,986	522,656
First Acceptance Corp.[a]	47,952	64,735
Hallmark Financial Services Inc.[a]	35,216	389,137
HCI Group Inc.	19,906	907,316
Health Insurance Innovations Inc.[a,b]	19,086	305,376
Heritage Insurance Holdings Inc.	61,893	790,374
Independence Holding Co.	17,448	324,533
Investors Title Co.	3,939	622,953
Kingstone Companies Inc.	22,231	354,584
Kinsale Capital Group Inc.	15,688	502,644
Patriot National Inc.[a,b]	25,337	71,450
State National Companies Inc.	71,013	1,022,587
Stewart Information Services Corp.	52,179	2,305,268
Trupanion Inc.[a,b]	38,052	541,099
United Insurance Holdings Corp.	39,553	630,870
Universal Insurance Holdings Inc.	76,717	1,879,567
WMIH Corp.[a,b]	474,721	688,345

		16,041,929
INTERNET & DIRECT MARKETING RETAIL — 0.95%
1-800-Flowers.com Inc. Class Aa	65,634	669,467
CafePress Inc.[a]	21,149	63,870
Duluth Holdings Inc.[a,b]	23,538	501,124
EVINE Live Inc.[a]	110,939	142,002
FTD Companies Inc.[a]	43,109	868,215
Gaia Inc.[a,b]	27,661	275,227
JRjr33 Inc.[a,b]	56,541	25,449
NutriSystem Inc.	69,043	3,831,886
Overstock.com Inc.[a,b]	34,123	586,916
PetMed Express Inc.	50,346	1,013,968
U.S. Auto Parts Network Inc.[a]	36,790	123,247

		8,101,371
INTERNET SOFTWARE & SERVICES — 2.64%
Actua Corp.[a]	83,628	1,174,973
Amber Road Inc.[a,b]	42,408	327,390
Angie’s List Inc.[a]	94,606	539,254
Appfolio Inc.[a]	23,088	627,994
ARI Network Services Inc.[a]	4,948	25,730
Autobytel Inc.[a]	18,595	232,995
Bazaarvoice Inc.[a,b]	191,349	822,801
Blucora Inc.[a]	91,258	1,578,763

8

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
Brightcove Inc.[a,b]	71,923	$640,115
Carbonite Inc.[a]	43,362	880,249
Care.com Inc.[a]	33,980	425,090
ChannelAdvisor Corp.[a]	55,220	615,703
DHI Group Inc.[a]	116,842	461,526
eGain Corp.[a,b]	39,189	56,824
Five9 Inc.[a]	80,479	1,324,684
Global Sources Ltd.[a]	24,525	202,331
GTT Communications Inc.[a]	62,794	1,529,034
Instructure Inc.[a,b]	24,509	573,511
Internap Corp.[a]	129,096	480,237
Inuvo Inc.[a]	47,922	61,819
iPass Inc.[a]	167,604	196,097
IZEA Inc.[a,b]	10,198	42,832
Leaf Group Ltd.[a]	32,321	242,408
Limelight Networks Inc.[a,b]	165,271	426,399
Liquidity Services Inc.[a]	58,024	464,192
LivePerson Inc.[a,b]	134,110	918,653
Marchex Inc. Class Ba	80,267	218,326
Marin Software Inc.[a]	79,921	143,858
MaxPoint Interactive Inc.[a]	7,586	48,247
MeetMe Inc.[a]	96,077	565,894
MINDBODY Inc. Class Aa,b	36,127	991,686
Numerex Corp. Class Aa,b	35,320	168,476
QuinStreet Inc.[a]	85,196	332,264
Qumu Corp.[a]	21,674	60,254
RealNetworks Inc.[a,b]	58,111	281,257
Reis Inc.	22,709	406,491
RetailMeNot Inc.[a]	90,155	730,255
Rightside Group Ltd.[a]	33,188	329,225
Rocket Fuel Inc.[a,b]	76,673	410,967
Spark Networks Inc.[a,b]	44,748	46,090
Synacor Inc.[a]	68,789	285,474
TechTarget Inc.[a]	40,784	368,280
Travelzoo Inc.[a]	17,764	171,423
Tremor Video Inc.[a]	102,683	205,366
Xactly Corp.[a,b]	53,285	634,091
XO Group Inc.[a]	60,785	1,046,110
YuMe Inc.[a]	54,464	222,758

		22,538,396
IT SERVICES — 1.41%
ALJ Regional Holdings Inc.[a,b]	51,473	191,480
Cass Information Systems Inc.	26,053	1,722,103
CIBER Inc.[a,b]	183,008	73,203
Computer Task Group Inc.	40,364	222,809
Edgewater Technology Inc.[a]	24,801	184,768
Everi Holdings Inc.[a]	150,044	718,711
Forrester Research Inc.	23,117	918,901
Hackett Group Inc. (The)	52,236	1,018,080
Information Services Group Inc.[a]	74,238	233,850
Innodata Inc.[a]	63,677	140,089
Mattersight Corp.[a]	45,144	158,004
ModusLink Global Solutions Inc.[a]	87,658	157,784
MoneyGram International Inc.[a]	68,879	1,157,856
NCI Inc. Class Aa	17,435	262,397
Perficient Inc.[a]	84,012	1,458,448
PFSweb Inc.[a]	34,197	223,306
Planet Payment Inc.[a]	107,945	429,621
PRGX Global Inc.[a]	53,890	344,896
ServiceSource International Inc.[a]	142,070	551,232
StarTek Inc.[a]	23,613	205,197
Unisys Corp.[a,b]	118,297	1,650,243

		12,022,978

Security	Shares	Value
LEISURE PRODUCTS — 0.51%
Black Diamond Inc.[a]	53,744	$292,905
Escalade Inc.	27,414	353,641
JAKKS Pacific Inc.[a]	43,591	239,751
Johnson Outdoors Inc. Class A	12,240	446,760
Malibu Boats Inc. Class Aa	44,894	1,007,870
Marine Products Corp.	20,727	225,302
MCBC Holdings Inc.	25,957	419,725
Nautilus Inc.[a,b]	73,985	1,350,226

		4,336,180
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Albany Molecular Research Inc.[a,b]	61,974	869,495
ChromaDex Corp.[a,b]	72,036	193,777
Enzo Biochem Inc.[a]	99,395	831,936
Fluidigm Corp.[a,b]	66,999	381,224
Harvard Bioscience Inc.[a]	74,329	193,255
NanoString Technologies Inc.[a]	37,180	738,767
NeoGenomics Inc.[a,b]	126,972	1,001,809
Pacific Biosciences of California Inc.[a,b]	188,030	972,115
pSivida Corp.[a,b]	76,741	131,995

		5,314,373
MACHINERY — 2.56%
Alamo Group Inc.	22,227	1,693,475
ARC Group Worldwide Inc.[a]	20,835	87,507
Blue Bird Corp.[a,b]	15,677	268,861
Columbus McKinnon Corp./NY	45,196	1,121,765
Commercial Vehicle Group Inc.[a]	58,533	396,268
DMC Global Inc.	33,374	413,838
Douglas Dynamics Inc.	51,475	1,577,709
Eastern Co. (The)	15,874	339,704
Energy Recovery Inc.[a,b]	80,134	666,715
ExOne Co. (The)[a,b]	25,418	259,009
Federal Signal Corp.	138,974	1,919,231
FreightCar America Inc.	32,585	408,290
Gencor Industries Inc.[a]	21,795	325,835
Global Brass & Copper Holdings Inc.	52,178	1,794,923
Graham Corp.	22,716	522,468
Hardinge Inc.	29,851	335,525
Hurco Companies Inc.	16,010	497,911
Jason Industries Inc.[a]	42,182	62,429
Kadant Inc.	25,531	1,515,265
Key Technology Inc.[a]	10,557	139,986
LB Foster Co. Class A	22,431	280,387
LS Starrett Co. (The) Class A	12,504	131,292
Lydall Inc.[a,b]	39,289	2,105,890
Manitex International Inc.[a]	35,622	238,667
Miller Industries Inc./TN	27,285	718,960
NN Inc.	61,012	1,537,502
Perma-Pipe International Holdings Inc.[a]	15,712	124,125
Supreme Industries Inc. Class A	31,152	631,140
Titan International Inc.	103,042	1,065,454
Twin Disc Inc.[a]	20,608	423,907
Xerium Technologies Inc.[a]	28,125	180,000

		21,784,038

9

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
MARINE — 0.21%
Navios Maritime Holdings Inc.[a,b]	202,149	$378,019
Safe Bulkers Inc.[a]	107,697	236,933
Scorpio Bulkers Inc.[a,b]	130,187	1,197,720

		1,812,672
MEDIA — 0.96%
AH Belo Corp. Class A	45,429	279,388
Ballantyne Strong Inc.[a]	31,248	187,488
Beasley Broadcast Group Inc. Class A	5,475	63,510
Central European Media Enterprises Ltd. Class Aa,b	178,019	551,859
Daily Journal Corp.[a,b]	1,172	251,148
Entercom Communications Corp. Class Ab	60,425	864,077
Entravision Communications Corp. Class A	150,254	931,575
Harte-Hanks Inc.	116,643	163,300
Hemisphere Media Group Inc.[a]	16,548	194,439
Lee Enterprises Inc.[a,b]	122,576	318,698
McClatchy Co. (The) Class Aa	14,171	137,033
New Media Investment Group Inc.	103,651	1,472,881
Radio One Inc. Class Da,b	61,143	201,772
Reading International Inc. Class Aa	41,839	650,178
Saga Communications Inc. Class A	9,392	479,462
Salem Media Group Inc. Class A	28,661	213,524
Townsquare Media Inc. Class Aa	25,977	316,400
tronc Inc.[a,b]	62,554	870,752
WeCast Network Inc.[a,b]	35,609	73,533

		8,221,017
METALS & MINING — 0.98%
Ampco-Pittsburgh Corp.	22,087	310,322
Friedman Industries Inc.	28,912	187,061
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.[b]	118,810	537,021
Handy & Harman Ltd.[a]	5,383	146,418
Haynes International Inc.	29,765	1,134,642
Olympic Steel Inc.	21,749	403,661
Pershing Gold Corp.[a,b]	38,991	110,734
Real Industry Inc.[a,b]	63,412	180,724
Ryerson Holding Corp.[a,b]	28,634	360,788
Schnitzer Steel Industries Inc. Class A	60,938	1,258,370
SunCoke Energy Inc.[a]	151,781	1,359,958
Synalloy Corp.[a]	23,316	285,621
TimkenSteel Corp.[a]	92,216	1,743,805
Universal Stainless & Alloy Products Inc.[a]	19,414	330,038

		8,349,607
MORTGAGE REAL ESTATE INVESTMENT — 1.44%
AG Mortgage Investment Trust Inc.	64,728	1,168,340
Anworth Mortgage Asset Corp.[b]	209,230	1,161,226
Ares Commercial Real Estate Corp.	62,534	836,705
Cherry Hill Mortgage Investment Corp.	23,680	404,691
Dynex Capital Inc.	107,110	759,410
Ellington Residential Mortgage REIT	22,232	325,921
Five Oaks Investment Corp.[b]	36,380	186,629
Great Ajax Corp.	40,150	523,958
Hannon Armstrong Sustainable Infrastructure Capital Inc.	114,293	2,308,719
Manhattan Bridge Capital Inc.[b]	19,297	113,852
New York Mortgage Trust Inc.[b]	274,949	1,696,435
Orchid Island Capital Inc.[b]	64,743	646,783

Security	Shares	Value
Owens Realty Mortgage Inc.[b]	30,027	$534,481
Resource Capital Corp.	70,478	688,570
Western Asset Mortgage Capital Corp.[b]	95,279	930,876

		12,286,596
MULTI-UTILITIES — 0.17%
Unitil Corp.	33,063	1,488,827

		1,488,827
MULTILINE RETAIL — 0.18%
Bon-Ton Stores Inc. (The)[a,b]	30,925	25,980
Fred’s Inc. Class Ab	82,227	1,077,174
Tuesday Morning Corp.[a,b]	104,496	391,860

		1,495,014
OIL, GAS & CONSUMABLE FUELS — 2.08%
Abraxas Petroleum Corp.[a,b]	344,576	696,044
Adams Resources & Energy Inc.	6,294	235,081
Aemetis Inc.[a,b]	29,854	38,512
Approach Resources Inc.[a,b]	89,565	224,808
Ardmore Shipping Corp.	72,603	584,454
Bill Barrett Corp.[a]	145,955	664,095
Bonanza Creek Energy Inc.[a,b]	116,733	135,410
Clayton Williams Energy Inc.[a]	13,991	1,847,931
Clean Energy Fuels Corp.[a]	219,381	559,422
Cloud Peak Energy Inc.[a,b]	138,778	635,603
Contango Oil & Gas Co.[a]	52,240	382,397
DHT Holdings Inc.[b]	213,661	955,065
Earthstone Energy Inc.[a]	7,729	98,622
Energy Fuels Inc./Canada[a,b]	131,220	284,747
Evolution Petroleum Corp.	64,903	519,224
EXCO Resources Inc.[a,b]	320,632	198,760
Gastar Exploration Inc.[a]	310,650	478,401
Hallador Energy Co.	32,589	261,038
Isramco Inc.[a,b]	2,341	274,248
Jones Energy Inc. Class Aa,b	145,546	371,142
Navios Maritime Acquisition Corp.	192,696	331,437
Northern Oil and Gas Inc.[a,b]	108,622	282,417
Pacific Ethanol Inc.[a,b]	69,265	474,465
Panhandle Oil and Gas Inc. Class A	37,023	710,842
PetroQuest Energy Inc.[a]	42,509	116,475
Renewable Energy Group Inc.[a,b]	97,136	1,015,071
REX American Resources Corp.[a,b]	13,168	1,191,572
Ring Energy Inc.[a,b]	100,886	1,091,587
Sanchez Energy Corp.[a,b]	138,680	1,323,007
Teekay Tankers Ltd. Class A	271,318	556,202
VAALCO Energy Inc.[a]	144,410	132,438
Vertex Energy Inc.[a,b]	51,047	56,662
W&T Offshore Inc.[a,b]	86,824	240,502
Westmoreland Coal Co.[a]	46,257	671,652
Zion Oil & Gas Inc.[a,b]	107,420	128,904

		17,768,237
PAPER & FOREST PRODUCTS — 0.00%
Rentech Inc.[a,b]	54,839	27,419

		27,419

10

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 0.42%
DS Healthcare Group Inc.[a]	30,533	$8,855
Female Health Co. (The)[a,b]	75,848	76,606
Lifevantage Corp.[a]	36,412	195,532
Mannatech Inc.	5,720	93,236
Medifast Inc.	25,670	1,138,978
Natural Alternatives International Inc.[a]	19,557	172,102
Natural Health Trends Corp.[b]	18,183	525,489
Nature’s Sunshine Products Inc.	21,686	216,860
Nutraceutical International Corp.	21,622	673,525
Synutra International Inc.[a,b]	52,021	309,525
United-Guardian Inc.	13,762	202,301

		3,613,009
PHARMACEUTICALS — 3.36%
AcelRx Pharmaceuticals Inc.[a,b]	82,391	259,532
Achaogen Inc.[a]	67,126	1,693,589
Aclaris Therapeutics Inc.[a,b]	26,934	803,172
Adamis Pharmaceuticals Corp.[a,b]	47,414	201,509
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	69,102	3,133,776
Agile Therapeutics Inc.[a,b]	32,045	102,704
Alimera Sciences Inc.[a,b]	107,079	149,911
Amphastar Pharmaceuticals Inc.[a,b]	84,931	1,231,499
Ampio Pharmaceuticals Inc.[a,b]	121,938	97,550
ANI Pharmaceuticals Inc.[a,b]	18,784	929,996
Aratana Therapeutics Inc.[a,b]	79,154	419,516
Assembly Biosciences Inc.[a]	36,902	940,632
Axsome Therapeutics Inc.[a,b]	34,045	132,776
Bio-Path Holdings Inc.[a,b]	212,437	175,707
BioDelivery Sciences International Inc.[a,b]	114,181	216,944
Clearside Biomedical Inc.[a,b]	23,953	190,187
Collegium Pharmaceutical Inc.[a,b]	39,097	393,316
Corcept Therapeutics Inc.[a]	179,843	1,971,079
Corium International Inc.[a,b]	37,054	154,886
Cumberland Pharmaceuticals Inc.[a]	29,852	207,173
Cymabay Therapeutics Inc.[a]	62,552	268,974
Dipexium Pharmaceuticals Inc.[a,b]	14,221	18,487
DURECT Corp.[a,b]	310,278	325,792
Egalet Corp.[a,b]	51,648	263,405
Endocyte Inc.[a]	95,319	244,970
Evoke Pharma Inc.[a,b]	16,314	50,573
EyeGate Pharmaceuticals Inc.[a,b]	9,717	24,778
Flex Pharma Inc.[a,b]	26,676	117,374
Heska Corp.[a]	14,958	1,570,291
Imprimis Pharmaceuticals Inc.[a,b]	31,975	133,336
Intersect ENT Inc.[a,b]	59,462	1,019,773
Juniper Pharmaceuticals Inc.[a]	27,197	129,186
KemPharm Inc.[a]	37,875	185,588
Lipocine Inc.[a,b]	43,459	169,490
Marinus Pharmaceuticals Inc.[a,b]	32,892	58,219
MyoKardia Inc.[a,b]	30,426	400,102
Neos Therapeutics Inc.[a,b]	38,015	273,708
Novan Inc.[a,b]	10,414	66,441
Ocera Therapeutics Inc.[a,b]	43,835	57,424
Ocular Therapeutix Inc.[a,b]	46,530	431,798
Omeros Corp.[a,b]	96,794	1,463,525
Pain Therapeutics Inc.[a]	89,091	79,585
Paratek Pharmaceuticals Inc.[a,b]	44,085	848,636
Pulmatrix Inc.[a,b]	21,711	75,771
Reata Pharmaceuticals Inc. Series Aa,b	14,741	333,884

Security	Shares	Value
Repros Therapeutics Inc.[a,b]	52,819	$63,383
Revance Therapeutics Inc.[a,b]	47,604	990,163
SciClone Pharmaceuticals Inc.[a]	118,304	1,159,379
SCYNEXIS Inc.[a,b]	45,453	125,450
Sucampo Pharmaceuticals Inc. Class Aa,b	54,507	599,577
Teligent Inc.[a,b]	102,853	803,282
Tetraphase Pharmaceuticals Inc.[a,b]	86,973	799,282
Titan Pharmaceuticals Inc.[a,b]	52,416	172,973
VIVUS Inc.[a]	244,820	274,198
WaVe Life Sciences Ltd.[a,b]	19,414	533,885
Zogenix Inc.[a,b]	57,755	626,642
Zynerba Pharmaceuticals Inc.[a,b]	23,499	472,330

		28,637,109
PROFESSIONAL SERVICES — 1.40%
Acacia Research Corp.[a]	108,314	622,806
Barrett Business Services Inc.	16,562	904,616
BG Staffing Inc.	18,449	264,005
CBIZ Inc.[a]	117,561	1,592,952
CDI Corp.[a]	35,216	301,097
Cogint Inc.[a,b]	37,173	172,854
CRA International Inc.	21,260	751,116
DLH Holdings Corp.[a]	7,336	39,688
Franklin Covey Co.[a,b]	26,218	529,604
GP Strategies Corp.[a]	29,640	749,892
Heidrick & Struggles International Inc.	42,632	1,123,353
Hill International Inc.[a,b]	81,269	337,266
Hudson Global Inc.	64,074	80,733
Kelly Services Inc. Class A	69,965	1,529,435
Marathon Patent Group Inc.[a,b]	37,012	37,752
Mistras Group Inc.[a,b]	39,929	853,682
RCM Technologies Inc.[a]	20,469	97,432
Resources Connection Inc.	68,401	1,145,717
Volt Information Sciences Inc.[a]	27,742	191,420
Willdan Group Inc.[a]	18,727	604,133

		11,929,553
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Altisource Asset Management Corp.[a]	1,751	131,763
Altisource Portfolio Solutions SAa,b	27,013	994,078
American Realty Investors Inc.[a]	6,309	51,923
Consolidated-Tomoka Land Co.	10,545	564,579
Forestar Group Inc.[a]	79,574	1,086,185
FRP Holdings Inc.[a,b]	14,740	589,600
Griffin Industrial Realty Inc.	4,203	130,083
Tejon Ranch Co.[a,b]	32,399	709,214
Trinity Place Holdings Inc.[a]	41,538	303,643

		4,561,068
ROAD & RAIL — 0.53%
ArcBest Corp.	57,544	1,496,144
Celadon Group Inc.	63,435	415,499
Covenant Transportation Group Inc. Class Aa,b	29,486	554,337
PAM Transportation Services Inc.[a]	6,509	106,032
Patriot Transportation Holding Inc.[a]	8,291	188,620
Roadrunner Transportation Systems Inc.[a]	71,528	491,397
Universal Logistics Holdings Inc.	16,790	240,937
USA Truck Inc.[a,b]	21,458	157,716
YRC Worldwide Inc.[a]	75,769	834,217

		4,484,899

11

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.11%
Adesto Technologies Corp.[a]	19,733	$81,892
Alpha & Omega Semiconductor Ltd.[a]	43,160	741,920
Amtech Systems Inc.[a]	27,958	153,769
Atomera Inc.[a,b]	8,504	60,208
Axcelis Technologies Inc.[a,b]	69,399	1,304,701
AXT Inc.[a]	77,429	449,088
CEVA Inc.[a,b]	46,823	1,662,217
Cohu Inc.	63,776	1,177,305
CVD Equipment Corp.[a,b]	17,449	181,819
Cyberoptics Corp.[a]	18,311	475,170
DSP Group Inc.[a,b]	56,686	680,232
Everspin Technologies Inc.[a,b]	6,520	54,638
Exar Corp.[a,b]	95,057	1,236,692
FormFactor Inc.[a]	161,701	1,916,157
GigPeak Inc.[a]	143,289	441,330
GSI Technology Inc.[a]	38,935	338,735
Ichor Holdings Ltd.[a]	16,222	321,682
Impinj Inc.[a,b]	14,295	432,710
Intermolecular Inc.[a,b]	60,430	56,200
inTEST Corp.[a]	27,345	172,274
IXYS Corp.	58,475	850,811
Kopin Corp.[a,b]	152,574	625,553
Nanometrics Inc.[a]	56,532	1,721,965
NeoPhotonics Corp.[a,b]	71,345	642,818
NVE Corp.	10,456	865,652
PDF Solutions Inc.[a,b]	66,956	1,514,545
Photronics Inc.[a]	151,131	1,617,102
Pixelworks Inc.[a]	67,199	313,147
QuickLogic Corp.[a]	173,097	308,113
Rudolph Technologies Inc.[a]	71,435	1,600,144
Sigma Designs Inc.[a]	83,453	521,581
Sunworks Inc.[a,b]	54,337	82,592
Ultra Clean Holdings Inc.[a]	75,403	1,272,049
Ultratech Inc.[a]	51,512	1,525,785
Xcerra Corp.[a]	124,617	1,107,845

		26,508,441
SOFTWARE — 1.92%
A10 Networks Inc.[a]	102,696	939,668
American Software Inc./GA Class A	63,665	654,476
Aware Inc./MAa	45,833	215,415
Bsquare Corp.[a]	29,936	161,654
Covisint Corp.[a]	99,758	204,504
Datawatch Corp.[a]	29,684	249,346
Digimarc Corp.[a,b]	25,784	696,168
Digital Turbine Inc.[a,b]	151,028	141,966
EnerNOC Inc.[a]	62,274	373,644
Everbridge Inc.[a,b]	20,700	424,971
Evolving Systems Inc.	24,842	120,484
Exa Corp.[a,b]	35,654	452,806
FalconStor Software Inc.[a]	88,975	35,394
Finjan Holdings Inc.[a,b]	19,843	34,527
GlobalSCAPE Inc.	37,951	148,768
Glu Mobile Inc.[a,b]	247,357	561,500
GSE Systems Inc.[a]	42,932	145,969
Guidance Software Inc.[a,b]	55,225	325,828
Jive Software Inc.[a,b]	134,463	578,191

Security	Shares	Value
Mind CTI Ltd.	44,545	$108,244
Mitek Systems Inc.[a,b]	68,557	455,904
MobileIron Inc.[a]	108,207	470,700
Model N Inc.[a,b]	58,138	607,542
NetSol Technologies Inc.[a]	25,802	131,590
Park City Group Inc.[a,b]	33,683	415,985
PROS Holdings Inc.[a]	60,141	1,454,811
QAD Inc. Class A	22,897	637,681
Rosetta Stone Inc.[a]	46,083	449,309
Rubicon Project Inc. (The)[a]	86,767	511,058
Sapiens International Corp. NV	56,529	728,094
Seachange International Inc.[a]	87,034	215,844
SITO Mobile Ltd.[a,b]	40,889	105,085
Telenav Inc.[a]	75,888	656,431
Top Image Systems Ltd.[a,b]	32,434	43,137
Upland Software Inc.[a]	14,960	237,714
Varonis Systems Inc.[a]	27,162	863,752
VirnetX Holding Corp.[a,b]	112,616	259,017
Workiva Inc.[a,b]	53,020	829,763
Zedge Inc. Class Ba	11,122	34,145
Zix Corp.[a]	134,981	649,259

		16,330,344
SPECIALTY RETAIL — 1.81%
America’s Car-Mart Inc./TXa,b	18,907	689,160
Barnes & Noble Education Inc.[a,b]	93,683	898,420
Big 5 Sporting Goods Corp.[b]	41,737	630,229
Boot Barn Holdings Inc.[a,b]	31,031	306,897
Build-A-Bear Workshop Inc.[a]	35,062	310,299
Christopher & Banks Corp.[a]	75,411	111,608
Citi Trends Inc.	36,848	626,416
Conn’s Inc.[a,b]	47,456	415,240
Container Store Group Inc. (The)[a,b]	37,234	157,500
Destination Maternity Corp.[a]	32,650	139,089
Destination XL Group Inc.[a,b]	90,019	256,554
Francesca’s Holdings Corp.[a]	89,952	1,380,763
Haverty Furniture Companies Inc.	44,214	1,076,611
Kirkland’s Inc.[a]	35,181	436,244
Lumber Liquidators Holdings Inc.[a,b]	61,310	1,286,897
MarineMax Inc.[a]	59,159	1,280,792
New York & Co. Inc.[a]	64,915	126,584
Perfumania Holdings Inc.[a]	15,598	20,277
Pier 1 Imports Inc.	189,371	1,355,896
Sears Hometown and Outlet Stores Inc.[a,b]	25,259	98,510
Shoe Carnival Inc.	32,094	788,550
Sportsman’s Warehouse Holdings Inc.[a,b]	63,255	302,359
Stage Stores Inc.	58,078	150,422
Stein Mart Inc.	66,456	200,033
Tandy Leather Factory Inc.[a]	14,127	115,841
Tilly’s Inc. Class A	29,084	262,338
Trans World Entertainment Corp.[a]	17,132	29,124
West Marine Inc.[a]	47,924	457,195
Winmark Corp.	6,304	712,352
Zumiez Inc.[a,b]	42,165	771,620

		15,393,820
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.33%
AstroNova Inc.	15,754	237,098
Avid Technology Inc.[a,b]	74,845	348,778
Concurrent Computer Corp.	30,151	146,534
CPI Card Group Inc.	55,072	231,302

12

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
GlassBridge Enterprises Inc.[a]	8,730	$42,079
Immersion Corp.[a,b]	67,369	583,415
Intevac Inc.[a]	48,110	601,375
TransAct Technologies Inc.	21,873	177,171
USA Technologies Inc.[a,b]	93,180	396,015
Xplore Technologies Corp.[a,b]	22,241	45,594

		2,809,361
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Cherokee Inc.[a]	28,601	245,969
Crown Crafts Inc.	26,549	219,029
Culp Inc.	26,831	837,127
Delta Apparel Inc.[a]	18,797	331,391
Iconix Brand Group Inc.[a,b]	102,042	767,356
Lakeland Industries Inc.[a]	21,261	228,556
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	35,809	893,434
Perry Ellis International Inc.[a,b]	31,162	669,360
Rocky Brands Inc.	20,703	239,120
Sequential Brands Group Inc.[a,b]	91,386	355,491
Superior Uniform Group Inc.	23,235	432,171
Unifi Inc.[a]	36,461	1,035,128
Vera Bradley Inc.[a,b]	47,186	439,302
Vince Holding Corp.[a,b]	50,183	77,784

		6,771,218
THRIFTS & MORTGAGE FINANCE — 4.01%
ASB Bancorp. Inc.[a,b]	13,227	449,718
Atlantic Coast Financial Corp.[a]	43,018	327,797
Bank Mutual Corp.	111,874	1,051,616
BankFinancial Corp.	48,431	703,218
Bear State Financial Inc.	44,881	421,881
BSB Bancorp. Inc./MAa,b	27,204	768,513
Charter Financial Corp./MD	42,757	841,030
Clifton Bancorp. Inc.	62,436	1,010,839
Dime Community Bancshares Inc.	77,627	1,575,828
Entegra Financial Corp.[a]	16,964	401,199
ESSA Bancorp. Inc.	33,598	489,859
Federal Agricultural Mortgage Corp. Class C	20,840	1,199,759
First Defiance Financial Corp.	24,368	1,206,460
Hingham Institution for Savings	3,965	701,210
Home Bancorp. Inc.	20,298	685,058
HomeStreet Inc.[a]	57,392	1,604,106
HopFed Bancorp. Inc.	22,051	315,329
IMPAC Mortgage Holdings Inc.[a,b]	24,933	310,665
Meridian Bancorp. Inc.	123,160	2,253,828
Meta Financial Group Inc.	21,343	1,888,856
NMI Holdings Inc. Class Aa,b	122,056	1,391,438
OceanFirst Financial Corp.	64,484	1,816,837
Ocwen Financial Corp.[a,b]	237,091	1,296,888
Provident Bancorp. Inc.[a,b]	1,992	41,732
Provident Financial Holdings Inc.	26,605	496,183
Prudential Bancorp. Inc.	7,044	125,735
Randolph Bancorp Inc.[a]	14,315	221,883
Riverview Bancorp. Inc.	67,634	483,583
Security National Financial Corp. Class Aa	24,278	165,090
SI Financial Group Inc.	39,013	548,133
Stonegate Mortgage Corp.[a]	34,622	275,591
Territorial Bancorp. Inc.	25,510	795,147
United Community Financial Corp./OH	129,609	1,080,939
United Financial Bancorp. Inc.	123,999	2,109,223

Security	Shares	Value
Walker & Dunlop Inc.[a]	65,229	$2,719,397
Walter Investment Management Corp.[a,b]	42,803	46,227
Waterstone Financial Inc.	70,041	1,278,248
Westbury Bancorp. Inc.[a]	16,526	344,567
Western New England Bancorp Inc.	74,358	780,759

		34,224,369
TOBACCO — 0.06%
Alliance One International Inc.[a]	21,810	280,258
Turning Point Brands Inc.[a]	15,641	244,000

		524,258
TRADING COMPANIES & DISTRIBUTORS — 0.61%
CAI International Inc.[a,b]	36,811	579,405
DXP Enterprises Inc./TXa	36,058	1,365,517
Foundation Building Materials Inc.[a]	30,721	490,614
General Finance Corp.[a,b]	25,436	129,724
Houston Wire & Cable Co.	41,785	282,049
Huttig Building Products Inc.[a]	59,494	484,281
Lawson Products Inc./DEa,b	15,113	339,287
Neff Corp.[a]	23,672	460,420
Titan Machinery Inc.[a,b]	41,254	632,836
Transcat Inc.[a]	14,615	185,611
Willis Lease Finance Corp.[a,b]	10,920	244,062

		5,193,806
WATER UTILITIES — 0.97%
AquaVenture Holdings Ltd.[a]	17,160	292,921
Artesian Resources Corp. Class A	21,313	693,951
Cadiz Inc.[a]	44,282	666,444
Connecticut Water Service Inc.	26,664	1,417,192
Consolidated Water Co. Ltd.	33,833	394,155
Global Water Resources Inc.[b]	21,633	188,207
Middlesex Water Co.	37,402	1,382,004
Pure Cycle Corp.[a]	44,015	244,283
SJW Group	37,609	1,813,506
York Water Co. (The)	32,433	1,136,777

		8,229,440
WIRELESS TELECOMMUNICATION SERVICES — 0.26%
Boingo Wireless Inc.[a,b]	86,706	1,126,311
NII Holdings Inc.[a]	112,125	145,762
Spok Holdings Inc.	50,198	953,762

		2,225,835

TOTAL COMMON STOCKS
(Cost: $810,073,046)		850,993,098

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/12/23)[a,b]	4,203	—

TOTAL WARRANTS
(Cost: $0)		—

13

Schedule of Investments  (Continued)

iSHARES® MICRO-CAP ETF

March 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 18.57%

MONEY MARKET FUNDS — 18.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	157,190,698	$157,253,575
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	1,077,429	1,077,429

		158,331,004

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,281,497)		158,331,004

TOTAL INVESTMENTS IN SECURITIES — 118.39%
(Cost: $968,354,543)		1,009,324,102
Other Assets, Less Liabilities — (18.39)%		(156,789,285)

NET ASSETS — 100.00%		$852,534,817

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	18	Jun. 2017	ICE Markets Equity	$1,228,625	$1,245,960	$17,335

14

Schedule of Investments

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.14%
AAR Corp.	10,732	$360,917
Aerojet Rocketdyne Holdings Inc.[a]	16,891	366,535
Aerovironment Inc.[a,b]	4,998	140,094
Arconic Inc.	132,463	3,489,075
Astronics Corp.[a]	5,086	161,379
Axon Enterprise Inc.[a]	15,630	356,208
B/E Aerospace Inc.	30,883	1,979,909
Boeing Co. (The)	179,399	31,728,507
BWX Technologies Inc.	27,610	1,314,236
Cubic Corp.	7,369	389,083
Curtiss-Wright Corp.	13,384	1,221,424
DigitalGlobe Inc.[a]	19,715	645,666
Ducommun Inc.[a]	3,017	86,859
Engility Holdings Inc.[a]	4,496	130,114
Esterline Technologies Corp.[a]	9,262	796,995
General Dynamics Corp.	73,452	13,750,214
HEICO Corp.	5,475	477,420
HEICO Corp. Class A	11,256	844,200
Hexcel Corp.	28,198	1,538,201
Huntington Ingalls Industries Inc.	13,783	2,759,908
KEYW Holding Corp. (The)[a,b]	17,048	160,933
KLX Inc.[a]	16,455	735,539
Kratos Defense & Security Solutions Inc.[a]	21,438	166,788
L3 Technologies Inc.	23,079	3,814,728
Lockheed Martin Corp.	76,460	20,460,696
Mercury Systems Inc.[a]	14,148	552,479
Moog Inc. Class Aa	9,404	633,359
National Presto Industries Inc.[b]	1,304	133,269
Northrop Grumman Corp.	50,130	11,922,919
Orbital ATK Inc.	17,543	1,719,214
Raytheon Co.	89,410	13,635,025
Rockwell Collins Inc.	39,394	3,827,521
Sparton Corp.[a,b]	2,926	61,417
Spirit AeroSystems Holdings Inc. Class A	36,425	2,109,736
Teledyne Technologies Inc.[a]	10,147	1,283,190
Textron Inc.	81,511	3,879,109
TransDigm Group Inc.	15,134	3,331,901
Triumph Group Inc.	14,582	375,487
United Technologies Corp.	233,569	26,208,778
Vectrus Inc.[a]	2,947	65,865
Wesco Aircraft Holdings Inc.[a,b]	14,750	168,150

		157,783,047
AIR FREIGHT & LOGISTICS — 0.63%
Air Transport Services Group Inc.[a]	14,887	238,936
Atlas Air Worldwide Holdings Inc.[a]	7,482	414,877
CH Robinson Worldwide Inc.	42,678	3,298,583
Echo Global Logistics Inc.[a,b]	7,554	161,278
Expeditors International of Washington Inc.	55,134	3,114,520
FedEx Corp.	75,115	14,658,692
Forward Air Corp.	8,413	400,206
Hub Group Inc. Class Aa	10,533	488,731
Park-Ohio Holdings Corp.	2,430	87,359
Radiant Logistics Inc.[a]	9,652	48,260
United Parcel Service Inc. Class B	208,167	22,336,319
XPO Logistics Inc.[a]	28,550	1,367,259

		46,615,020

Security	Shares	Value
AIRLINES — 0.59%
Alaska Air Group Inc.	36,264	$3,344,266
Allegiant Travel Co.	4,119	660,070
American Airlines Group Inc.	158,508	6,704,888
Copa Holdings SA Class A	9,378	1,052,681
Delta Air Lines Inc.	219,076	10,068,733
Hawaiian Holdings Inc.[a]	16,274	755,927
JetBlue Airways Corp.[a]	96,925	1,997,624
SkyWest Inc.	14,455	495,084
Southwest Airlines Co.	192,438	10,345,467
Spirit Airlines Inc.[a,b]	21,935	1,164,091
United Continental Holdings Inc.[a]	95,546	6,749,369

		43,338,200
AUTO COMPONENTS — 0.36%
Adient PLC	27,304	1,984,182
American Axle & Manufacturing Holdings Inc.[a]	22,148	415,939
BorgWarner Inc.	64,304	2,687,264
Cooper Tire & Rubber Co.	15,736	697,892
Cooper-Standard Holding Inc.[a]	4,676	518,709
Dana Inc.	45,964	887,565
Delphi Automotive PLC	81,951	6,596,236
Dorman Products Inc.[a]	7,547	619,835
Fox Factory Holding Corp.[a]	7,159	205,463
Gentex Corp.	86,405	1,843,019
Gentherm Inc.[a]	11,942	468,723
Goodyear Tire & Rubber Co. (The)	75,526	2,718,936
Horizon Global Corp.[a,b]	5,066	70,316
LCI Industries	7,041	702,692
Lear Corp.	20,809	2,946,138
Metaldyne Performance Group Inc.	3,250	74,262
Modine Manufacturing Co.[a,b]	13,500	164,700
Motorcar Parts of America Inc.[a]	6,181	189,942
Spartan Motors Inc.	9,757	78,056
Standard Motor Products Inc.	5,899	289,877
Stoneridge Inc.[a]	7,773	141,002
Strattec Security Corp.	986	27,411
Superior Industries International Inc.	6,440	163,254
Tenneco Inc.	17,154	1,070,753
Tower International Inc.	5,721	155,039
Unique Fabricating Inc.	1,952	23,483
Visteon Corp.[a]	10,189	998,012
Workhorse Group Inc.[a,b]	3,349	8,808

		26,747,508
AUTOMOBILES — 0.59%
Ford Motor Co.	1,164,265	13,552,045
General Motors Co.	420,344	14,863,364
Harley-Davidson Inc.	54,268	3,283,214
Tesla Inc.[a,b]	37,238	10,363,335
Thor Industries Inc.	14,475	1,391,482
Winnebago Industries Inc.	8,409	245,963

		43,699,403
BANKS — 6.69%
1st Source Corp.	4,583	215,172

15

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Access National Corp.[b]	2,074	$62,261
ACNB Corp.	1,779	51,324
Allegiance Bancshares Inc.[a,b]	4,012	149,246
American National Bankshares Inc.	2,199	81,913
Ameris Bancorp.	11,365	523,926
Ames National Corp.	2,260	69,156
Arrow Financial Corp.	3,178	107,734
Associated Banc-Corp.	45,820	1,118,008
Atlantic Capital Bancshares Inc.[a,b]	5,107	96,778
Banc of California Inc.	14,167	293,257
BancFirst Corp.	2,698	242,550
Banco Latinoamericano de Comercio Exterior SA Class E	8,034	222,863
Bancorp. Inc. (The)[a,b]	18,888	96,329
BancorpSouth Inc.	25,459	770,135
Bank of America Corp.	3,090,344	72,901,215
Bank of Hawaii Corp.	12,812	1,055,196
Bank of Marin Bancorp.	1,390	89,447
Bank of NT Butterfield & Son Ltd. (The)	3,671	117,142
Bank of the Ozarks Inc.	27,185	1,413,892
BankUnited Inc.	29,641	1,105,906
Bankwell Financial Group Inc.	1,714	58,944
Banner Corp.	8,651	481,342
Bar Harbor Bankshares	4,902	162,158
BB&T Corp.	244,947	10,949,131
Berkshire Hills Bancorp. Inc.	9,597	345,972
Blue Hills Bancorp. Inc.	8,071	144,067
BNC Bancorp.	12,006	420,810
BOK Financial Corp.	8,071	631,717
Boston Private Financial Holdings Inc.	26,569	435,732
Bridge Bancorp. Inc.	5,041	176,435
Brookline Bancorp. Inc.	19,855	310,731
Bryn Mawr Bank Corp.	5,568	219,936
C&F Financial Corp.	955	44,217
California First National Bancorp.	719	11,648
Camden National Corp.	4,262	187,698
Capital Bank Financial Corp. Class A	7,590	329,406
Capital City Bank Group Inc.	3,165	67,699
Capstar Financial Holdings Inc.[a,b]	892	17,010
Cardinal Financial Corp.	8,362	250,358
Carolina Financial Corp.	3,022	90,660
Cascade Bancorp.[a]	8,834	68,110
Cathay General Bancorp.	21,863	823,798
CenterState Banks Inc.	13,665	353,923
Central Pacific Financial Corp.	9,554	291,779
Central Valley Community Bancorp.	2,539	52,050
Century Bancorp. Inc./MA Class A	975	59,304
Chemical Financial Corp.	19,262	985,251
Chemung Financial Corp.	933	36,854
CIT Group Inc.	60,527	2,598,424
Citigroup Inc.	833,849	49,880,847
Citizens & Northern Corp.	3,333	77,592
Citizens Financial Group Inc.	158,738	5,484,398
City Holding Co.[b]	4,162	268,366
CNB Financial Corp./PA	3,547	84,738
CoBiz Financial Inc.	9,769	164,119
Codorus Valley Bancorp. Inc.	2,362	61,199
Columbia Banking System Inc.	17,787	693,515
Comerica Inc.	52,530	3,602,507
Commerce Bancshares Inc./MO	26,387	1,481,894
Community Bank System Inc.[b]	12,939	711,386
Community Trust Bancorp. Inc.	4,388	200,751
ConnectOne Bancorp. Inc.	7,779	188,641
County Bancorp. Inc.	1,387	40,306

Security	Shares	Value
CU Bancorp.[a]	4,815	$190,915
Cullen/Frost Bankers Inc.	15,676	1,394,694
Customers Bancorp. Inc.[a]	8,988	283,392
CVB Financial Corp.	29,779	657,818
Eagle Bancorp. Inc.[a]	9,704	579,329
East West Bancorp. Inc.	43,635	2,252,002
Enterprise Bancorp. Inc./MA	2,714	94,339
Enterprise Financial Services Corp.	6,889	292,094
Equity Bancshares Inc. Class Aa	2,041	64,843
Farmers Capital Bank Corp.	2,765	111,706
Farmers National Banc Corp.	7,314	104,956
FB Financial Corp.[a,b]	2,987	105,620
FCB Financial Holdings Inc. Class Aa,b	9,747	482,964
Fidelity Southern Corp.	6,901	154,444
Fifth Third Bancorp.	230,588	5,856,935
Financial Institutions Inc.	3,911	128,867
First Bancorp. Inc./ME	2,366	64,474
First BanCorp./Puerto Rico[a]	31,735	179,303
First Bancorp./Southern Pines NC	6,918	202,628
First Busey Corp.	8,264	242,962
First Business Financial Services Inc.	2,224	57,735
First Citizens BancShares Inc./NC Class A	2,193	735,466
First Commonwealth Financial Corp.	24,742	328,079
First Community Bancshares Inc./VA	5,084	126,947
First Community Financial Partners Inc.[a,b]	4,013	51,166
First Connecticut Bancorp. Inc./Farmington CT	5,017	124,422
First Financial Bancorp.	19,127	525,036
First Financial Bankshares Inc.	18,407	738,121
First Financial Corp./IN	3,203	152,143
First Financial Northwest Inc.	2,709	47,868
First Foundation Inc.[a]	7,824	121,350
First Hawaiian Inc.	7,241	216,651
First Horizon National Corp.	67,947	1,257,019
First Internet Bancorp.	1,491	43,985
First Interstate BancSystem Inc.	5,430	215,299
First Merchants Corp.	11,815	464,566
First Mid-Illinois Bancshares Inc.	1,720	58,205
First Midwest Bancorp. Inc./IL	25,365	600,643
First NBC Bank Holding Co.[a,b]	4,147	16,588
First Northwest Bancorp.[a]	3,254	50,437
First of Long Island Corp. (The)	7,554	204,336
First Republic Bank/CA	46,033	4,318,356
Flushing Financial Corp.	8,651	232,452
FNB Corp./PA	93,296	1,387,312
Franklin Financial Network Inc.[a,b]	3,825	148,219
Fulton Financial Corp.	52,366	934,733
German American Bancorp. Inc.	4,960	234,806
Glacier Bancorp. Inc.	22,733	771,331
Great Southern Bancorp. Inc.	2,987	150,844
Great Western Bancorp. Inc.	17,138	726,823
Green Bancorp. Inc.[a]	7,001	124,618
Guaranty Bancorp.	4,318	105,143
Hancock Holding Co.	24,914	1,134,833
Hanmi Financial Corp.	8,736	268,632
HarborOne Bancorp Inc.[a,b]	4,301	81,676
Heartland Financial USA Inc.	7,621	380,669
Heritage Commerce Corp.	5,678	80,060
Heritage Financial Corp./WA	8,318	205,870
Heritage Oaks Bancorp.	5,607	74,853
Hilltop Holdings Inc.	23,245	638,540
Home BancShares Inc./AR	36,903	998,964
HomeTrust Bancshares Inc.[a]	6,246	146,781
Hope Bancorp Inc.	39,466	756,563

16

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Horizon Bancorp./IN	5,091	$133,486
Huntington Bancshares Inc./OH	321,458	4,304,323
IBERIABANK Corp.	15,020	1,188,082
Independent Bank Corp./MI	6,370	131,859
Independent Bank Corp./Rockland MA	7,235	470,275
Independent Bank Group Inc.	2,999	192,836
International Bancshares Corp.	16,818	595,357
Investors Bancorp. Inc.	87,519	1,258,523
JPMorgan Chase & Co.	1,094,574	96,147,380
KeyCorp	324,867	5,776,135
Lakeland Bancorp. Inc.	13,091	256,584
Lakeland Financial Corp.	6,911	298,002
LCNB Corp.	2,553	60,889
LegacyTexas Financial Group Inc.	13,713	547,149
Live Oak Bancshares Inc.[b]	6,716	145,401
M&T Bank Corp.	44,779	6,928,655
Macatawa Bank Corp.	7,747	76,540
MainSource Financial Group Inc.	5,994	197,382
MB Financial Inc.	23,274	996,593
MBT Financial Corp.	5,235	59,417
Mercantile Bank Corp.	5,440	187,136
Merchants Bancshares Inc./VT	1,386	67,498
Middleburg Financial Corp.[b]	1,351	54,094
Midland States Bancorp. Inc.	1,080	37,141
MidWestOne Financial Group Inc.	1,967	67,448
MutualFirst Financial Inc.	1,639	51,710
National Bank Holdings Corp. Class A	8,276	268,970
National Bankshares Inc.	1,960	73,598
National Commerce Corp.[a]	3,693	135,164
NBT Bancorp. Inc.	12,296	455,813
Nicolet Bankshares Inc.[a,b]	2,035	96,337
Northrim BanCorp. Inc.	1,989	59,769
OFG Bancorp.	12,835	151,453
Old Line Bancshares Inc.	2,434	69,320
Old National Bancorp./IN	38,462	667,316
Old Second Bancorp. Inc.	8,777	98,741
Opus Bank	5,572	112,276
Orrstown Financial Services Inc.	2,170	48,500
Pacific Continental Corp.	5,141	125,955
Pacific Mercantile Bancorp.[a]	4,482	33,839
Pacific Premier Bancorp. Inc.[a,b]	8,176	315,185
PacWest Bancorp.	36,297	1,933,178
Paragon Commercial Corp.[a,b]	231	12,356
Park National Corp.	4,104	431,741
Park Sterling Corp.	15,293	188,257
Peapack Gladstone Financial Corp.	5,528	163,574
Penns Woods Bancorp. Inc.	1,061	46,100
People’s United Financial Inc.	96,108	1,749,166
People’s Utah Bancorp.	5,144	136,059
Peoples Bancorp. Inc./OH	3,912	123,854
Peoples Financial Services Corp.	2,134	89,201
Pinnacle Financial Partners Inc.	13,918	924,851
PNC Financial Services Group Inc. (The)[c]	149,731	18,003,655
Popular Inc.	29,949	1,219,823
Preferred Bank/Los Angeles CA	3,301	177,132
Premier Financial Bancorp. Inc.	2,780	58,463
PrivateBancorp. Inc.	23,293	1,382,905
Prosperity Bancshares Inc.	19,658	1,370,359
QCR Holdings Inc.	3,337	141,322
Regions Financial Corp.	382,411	5,556,432
Renasant Corp.	12,773	506,960
Republic Bancorp. Inc./KY Class A	2,843	97,771
Republic First Bancorp. Inc.[a]	18,255	151,517

Security	Shares	Value
S&T Bancorp. Inc.	10,766	$372,504
Sandy Spring Bancorp. Inc.	6,997	286,807
Seacoast Banking Corp. of Florida[a]	8,538	204,741
ServisFirst Bancshares Inc.	13,177	479,379
Shore Bancshares Inc.	3,647	60,941
Sierra Bancorp.	3,269	89,669
Signature Bank/New York NYa	16,079	2,385,963
Simmons First National Corp. Class A	8,363	461,219
South State Corp.	7,751	692,552
Southern First Bancshares Inc.[a]	1,717	56,060
Southern National Bancorp. of Virginia Inc.	3,283	55,581
Southside Bancshares Inc.	7,449	250,063
Southwest Bancorp. Inc.	5,364	140,269
State Bank Financial Corp.	11,839	309,235
Sterling Bancorp./DE	38,435	910,909
Stock Yards Bancorp. Inc.	6,989	284,103
Stonegate Bank	3,620	170,466
Suffolk Bancorp.	2,775	112,138
Summit Financial Group Inc.	2,423	52,191
Sun Bancorp. Inc./NJ	2,153	52,533
SunTrust Banks Inc.	150,042	8,297,323
SVB Financial Group[a]	15,653	2,912,867
Synovus Financial Corp.	36,579	1,500,471
TCF Financial Corp.	48,641	827,870
Texas Capital Bancshares Inc.[a,b]	14,758	1,231,555
Tompkins Financial Corp.	4,098	330,094
TowneBank/Portsmouth VA	16,631	538,844
TriCo Bancshares	5,519	196,090
Tristate Capital Holdings Inc.[a]	6,384	149,066
Triumph Bancorp. Inc.[a]	6,014	155,161
Trustmark Corp.	19,378	616,027
U.S. Bancorp.	488,573	25,161,509
UMB Financial Corp.	13,051	982,871
Umpqua Holdings Corp.	67,504	1,197,521
Union Bankshares Corp.	12,398	436,162
Union Bankshares Inc./Morrisville VTb	1,136	48,791
United Bankshares Inc./WV	20,213	853,999
United Community Banks Inc./GA	20,268	561,221
Univest Corp. of Pennsylvania	8,273	214,271
Valley National Bancorp.	76,648	904,446
Veritex Holdings Inc.[a]	2,404	67,600
Washington Trust Bancorp. Inc.	4,132	203,708
WashingtonFirst Bankshares Inc.	2,469	69,132
Webster Financial Corp.	27,468	1,374,499
Wells Fargo & Co.	1,373,948	76,473,946
WesBanco Inc.	12,583	479,538
West Bancorp. Inc.	4,293	98,524
Westamerica Bancorp.	7,766	433,576
Western Alliance Bancorp.[a]	27,438	1,346,931
Wintrust Financial Corp.	15,165	1,048,205
Xenith Bankshares Inc.[a,b]	3,496	88,694
Zions BanCorp.	59,712	2,507,904

		493,953,844
BEVERAGES — 1.72%
Boston Beer Co. Inc. (The) Class Aa,b	2,481	358,877
Brown-Forman Corp. Class A	17,022	801,226
Brown-Forman Corp. Class B	55,634	2,569,178
Coca-Cola Bottling Co. Consolidated	1,273	262,263
Coca-Cola Co. (The)	1,171,295	49,709,760
Constellation Brands Inc. Class A	49,577	8,034,944
Craft Brew Alliance Inc.[a,b]	2,941	39,262

17

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Dr Pepper Snapple Group Inc.	55,747	$5,458,746
MGP Ingredients Inc.[b]	4,411	239,209
Molson Coors Brewing Co. Class B	51,621	4,940,646
Monster Beverage Corp.[a]	125,824	5,809,294
National Beverage Corp.	3,113	263,142
PepsiCo Inc.	434,229	48,572,856
Primo Water Corp.[a,b]	6,218	84,440

		127,143,843
BIOTECHNOLOGY — 3.00%
AbbVie Inc.	486,671	31,711,482
ACADIA Pharmaceuticals Inc.[a]	29,578	1,016,892
Acceleron Pharma Inc.[a]	9,212	243,842
Achillion Pharmaceuticals Inc.[a]	32,910	138,551
Acorda Therapeutics Inc.[a,b]	11,675	245,175
Adamas Pharmaceuticals Inc.[a,b]	3,567	62,423
Aduro Biotech Inc.[a,b]	9,751	104,823
Advaxis Inc.[a,b]	8,294	67,762
Adverum Biotechnologies Inc.[a,b]	6,361	17,175
Aevi Genomic Medicine Inc.[a,b]	4,809	8,945
Agenus Inc.[a,b]	25,597	96,501
Agios Pharmaceuticals Inc.[a,b]	8,870	518,008
Aimmune Therapeutics Inc.[a,b]	9,469	205,761
Akebia Therapeutics Inc.[a,b]	10,129	93,187
Alder Biopharmaceuticals Inc.[a,b]	13,525	281,320
Alexion Pharmaceuticals Inc.[a]	65,043	7,885,813
Alkermes PLC[a]	44,793	2,620,390
Alnylam Pharmaceuticals Inc.[a,b]	22,166	1,136,007
AMAG Pharmaceuticals Inc.[a,b]	10,088	227,484
Amgen Inc.	225,886	37,061,116
Amicus Therapeutics Inc.[a,b]	43,930	313,221
AnaptysBio Inc.[a]	1,498	41,570
Anavex Life Sciences Corp.[a,b]	9,592	55,058
Anthera Pharmaceuticals Inc.[a,b]	9,368	3,986
Applied Genetic Technologies Corp./DEa	1,351	9,322
Aptevo Therapeutics Inc.[a]	4,903	10,100
AquaBounty Technologies Inc.[a,b]	265	2,936
Ardelyx Inc.[a,b]	7,898	99,910
Arena Pharmaceuticals Inc.[a]	77,155	112,646
Argos Therapeutics Inc.[a,b]	3,138	1,418
Array BioPharma Inc.[a,b]	49,586	443,299
Arrowhead Pharmaceuticals Inc.[a,b]	14,685	27,167
Asterias Biotherapeutics Inc.[a,b]	3,038	10,329
Atara Biotherapeutics Inc.[a,b]	5,403	111,032
Athersys Inc.[a]	22,370	38,253
Audentes Therapeutics Inc.[a,b]	1,726	29,411
Avexis Inc.[a]	2,215	168,406
Axovant Sciences Ltd.[a,b]	9,415	140,660
Bellicum Pharmaceuticals Inc.[a,b]	8,599	106,112
BioCryst Pharmaceuticals Inc.[a]	19,845	166,698
Biogen Inc.[a]	65,869	18,009,902
BioMarin Pharmaceutical Inc.[a]	51,506	4,521,197
BioSpecifics Technologies Corp.[a]	1,031	56,499
BioTime Inc.[a,b]	22,088	76,204
Bioverativ Inc.[a]	32,799	1,786,234
Bluebird Bio Inc.[a,b]	12,086	1,098,617
Blueprint Medicines Corp.[a,b]	6,654	266,093
Cara Therapeutics Inc.[a,b]	6,451	118,634
Celgene Corp.[a]	231,100	28,755,773
Celldex Therapeutics Inc.[a,b]	29,087	105,004
Cellular Biomedicine Group Inc.[a,b]	2,583	30,479
ChemoCentryx Inc.[a,b]	7,001	50,967

Security	Shares	Value
Chimerix Inc.[a]	13,071	$83,393
Cidara Therapeutics Inc.[a,b]	1,358	10,592
Clovis Oncology Inc.[a,b]	10,883	692,921
Coherus Biosciences Inc.[a,b]	9,544	201,856
Concert Pharmaceuticals Inc.[a]	4,510	76,941
Corvus Pharmaceuticals Inc.[a,b]	983	20,417
Curis Inc.[a,b]	29,335	81,551
Cytokinetics Inc.[a,b]	7,776	99,922
CytomX Therapeutics Inc.[a]	5,241	90,512
CytRx Corp.[a,b]	15,787	7,013
Dimension Therapeutics Inc.[a]	1,626	2,846
Dyax Corp.	40,743	93,301
Dynavax Technologies Corp.[a,b]	11,214	66,723
Eagle Pharmaceuticals Inc./DEa	2,352	195,075
Edge Therapeutics Inc.[a,b]	2,405	21,910
Editas Medicine Inc.[a,b]	1,972	44,015
Eiger Biopharmaceuticals Inc.[a]	1,021	11,690
Emergent BioSolutions Inc.[a,b]	9,740	282,850
Enanta Pharmaceuticals Inc.[a,b]	4,501	138,631
Epizyme Inc.[a,b]	10,931	187,467
Esperion Therapeutics Inc.[a,b]	3,633	128,281
Exact Sciences Corp.[a,b]	31,266	738,503
Exelixis Inc.[a]	68,603	1,486,627
FibroGen Inc.[a,b]	17,037	419,962
Five Prime Therapeutics Inc.[a]	8,431	304,781
Flexion Therapeutics Inc.[a]	8,669	233,283
Fortress Biotech Inc.[a,b]	9,978	36,919
Foundation Medicine Inc.[a,b]	4,084	131,709
Galena Biopharma Inc.[a,b]	3,417	2,084
Genomic Health Inc.[a]	6,800	214,132
Geron Corp.[a]	39,774	90,287
Gilead Sciences Inc.	398,660	27,076,987
Global Blood Therapeutics Inc.[a]	6,194	228,249
GlycoMimetics Inc.[a,b]	3,023	16,415
Halozyme Therapeutics Inc.[a,b]	31,746	411,428
Heron Therapeutics Inc.[a,b]	12,427	186,405
Idera Pharmaceuticals Inc.[a,b]	32,512	80,305
Ignyta Inc.[a]	12,943	111,310
Immune Design Corp.[a]	4,589	31,205
ImmunoGen Inc.[a,b]	23,499	90,941
Immunomedics Inc.[a,b]	24,631	159,363
Incyte Corp.[a]	48,800	6,523,096
Infinity Pharmaceuticals Inc.[a]	13,534	43,715
Inotek Pharmaceuticals Corp.[a,b]	5,143	10,286
Inovio Pharmaceuticals Inc.[a,b]	17,559	116,241
Insmed Inc.[a]	19,083	334,143
Insys Therapeutics Inc.[a,b]	6,967	73,223
Intellia Therapeutics Inc.[a]	2,058	28,997
Intercept Pharmaceuticals Inc.[a,b]	5,059	572,173
Intrexon Corp.[a,b]	17,763	352,063
Invitae Corp.[a]	11,374	125,796
Ionis Pharmaceuticals Inc.[a,b]	35,621	1,431,964
Ironwood Pharmaceuticals Inc.[a,b]	39,912	680,899
Jounce Therapeutics Inc.[a]	1,907	41,935
Juno Therapeutics Inc.[a,b]	18,402	408,340
Kadmon Holdings Inc.[a,b]	2,367	8,569
Karyopharm Therapeutics Inc.[a]	6,697	85,989
Keryx Biopharmaceuticals Inc.[a,b]	27,804	171,273
Kite Pharma Inc.[a,b]	12,924	1,014,405
La Jolla Pharmaceutical Co.[a,b]	3,250	97,012
Lexicon Pharmaceuticals Inc.[a,b]	10,718	153,696
Ligand Pharmaceuticals Inc.[a,b]	5,629	595,773
Lion Biotechnologies Inc.[a]	21,978	163,736

18

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Loxo Oncology Inc.[a,b]	4,779	$201,100
MacroGenics Inc.[a,b]	9,948	185,033
MannKind Corp.[a,b]	12,854	19,024
MediciNova Inc.[a]	8,709	52,167
Merrimack Pharmaceuticals Inc.[a]	31,031	95,575
MiMedx Group Inc.[a,b]	30,398	289,693
Minerva Neurosciences Inc.[a,b]	4,666	37,795
Mirati Therapeutics Inc.[a]	3,276	17,035
Momenta Pharmaceuticals Inc.[a]	21,622	288,654
Myovant Sciences Ltd.[a]	6,365	74,725
Myriad Genetics Inc.[a,b]	21,233	407,674
NantKwest Inc.[a,b]	1,907	6,770
Natera Inc.[a,b]	9,191	81,524
Neurocrine Biosciences Inc.[a,b]	26,005	1,126,016
NewLink Genetics Corp.[a,b]	6,521	157,156
Novavax Inc.[a,b]	76,805	98,310
OncoMed Pharmaceuticals Inc.[a]	3,739	34,436
Ophthotech Corp.[a]	8,813	32,256
OPKO Health Inc.[a,b]	94,593	756,744
Organovo Holdings Inc.[a,b]	36,814	117,069
Otonomy Inc.[a,b]	5,297	64,888
OvaScience Inc.[a,b]	7,975	14,913
PDL BioPharma Inc.	50,385	114,374
Pfenex Inc.[a,b]	4,272	24,820
PharmAthene Inc.	18,292	14,844
Portola Pharmaceuticals Inc.[a,b]	14,380	563,552
Progenics Pharmaceuticals Inc.[a,b]	23,567	222,472
Protagonist Therapeutics Inc.[a]	2,225	28,502
Proteostasis Therapeutics Inc.[a,b]	1,881	14,709
Prothena Corp. PLC[a,b]	9,770	545,068
PTC Therapeutics Inc.[a,b]	9,510	93,578
Puma Biotechnology Inc.[a]	8,842	328,922
Ra Pharmaceuticals Inc.[a,b]	2,432	51,777
Radius Health Inc.[a,b]	9,475	366,209
Regeneron Pharmaceuticals Inc.[a]	23,245	9,007,670
REGENXBIO Inc.[a]	4,873	94,049
Regulus Therapeutics Inc.[a,b]	10,792	17,807
Repligen Corp.[a,b]	11,211	394,627
Retrophin Inc.[a,b]	10,694	197,411
Rigel Pharmaceuticals Inc.[a]	50,389	166,788
Sage Therapeutics Inc.[a,b]	9,293	660,454
Sangamo Therapeutics Inc.[a,b]	21,238	110,438
Sarepta Therapeutics Inc.[a,b]	14,831	438,998
Seattle Genetics Inc.[a,b]	28,283	1,777,869
Selecta Biosciences Inc.[a,b]	1,465	20,979
Seres Therapeutics Inc.[a,b]	5,057	56,992
Sorrento Therapeutics Inc.[a,b]	7,647	30,206
Spark Therapeutics Inc.[a,b]	6,297	335,882
Spectrum Pharmaceuticals Inc.[a]	16,964	110,266
Stemline Therapeutics Inc.[a]	7,861	67,212
Syndax Pharmaceuticals Inc.[a,b]	1,361	18,673
Synergy Pharmaceuticals Inc.[a,b]	65,071	303,231
Synthetic Biologics Inc.[a]	22,246	14,031
Syros Pharmaceuticals Inc.[a]	1,345	21,426
T2 Biosystems Inc.[a]	1,723	9,063
TESARO Inc.[a,b]	8,686	1,336,515
TG Therapeutics Inc.[a,b]	15,565	181,332
Tokai Pharmaceuticals Inc.[a,b]	1,676	1,400
Trevena Inc.[a,b]	12,918	47,409
TrovaGene Inc.[a,b]	7,120	8,188
Ultragenyx Pharmaceutical Inc.[a,b]	11,881	805,294
United Therapeutics Corp.[a]	13,021	1,762,783
Vanda Pharmaceuticals Inc.[a]	9,314	130,396

Security	Shares	Value
Veracyte Inc.[a]	1,857	$17,047
Versartis Inc.[a,b]	8,063	172,145
Vertex Pharmaceuticals Inc.[a]	73,874	8,078,122
Vital Therapies Inc.[a]	4,842	19,368
Voyager Therapeutics Inc.[a]	1,660	21,978
vTv Therapeutics Inc. Class Aa	1,768	11,580
XBiotech Inc.[a,b]	5,645	93,086
Xencor Inc.[a,b]	11,359	271,707
Zafgen Inc.[a,b]	4,501	20,975
ZIOPHARM Oncology Inc.[a,b]	35,482	224,956

		221,717,657
BUILDING PRODUCTS — 0.47%
AAON Inc.	11,678	412,817
Advanced Drainage Systems Inc.	9,369	205,181
Allegion PLC	28,668	2,170,168
American Woodmark Corp.[a]	4,388	402,818
AO Smith Corp.	43,058	2,202,847
Apogee Enterprises Inc.	8,133	484,808
Armstrong Flooring Inc.[a,b]	5,562	102,452
Armstrong World Industries Inc.[a]	13,592	625,912
Builders FirstSource Inc.[a]	24,067	358,598
Caesarstone Ltd.[a]	7,037	255,091
Continental Building Products Inc.[a]	11,808	289,296
CSW Industrials Inc.[a,b]	4,238	155,535
Fortune Brands Home & Security Inc.	45,271	2,754,740
Gibraltar Industries Inc.[a]	9,353	385,344
Griffon Corp.	8,170	201,390
Insteel Industries Inc.	4,961	179,291
JELD-WEN Holding Inc.[a]	7,491	246,079
Johnson Controls International PLC	276,239	11,635,187
Lennox International Inc.	11,987	2,005,425
Masco Corp.	100,503	3,416,097
Masonite International Corp.[a,b]	9,392	744,316
NCI Building Systems Inc.[a]	8,501	145,792
Owens Corning	34,878	2,140,463
Patrick Industries Inc.[a]	4,472	317,065
PGT Innovations Inc.[a]	11,943	128,387
Ply Gem Holdings Inc.[a]	4,994	98,382
Quanex Building Products Corp.	10,413	210,863
Simpson Manufacturing Co. Inc.	11,763	506,868
Trex Co. Inc.[a]	9,301	645,396
Universal Forest Products Inc.	6,227	613,609
USG Corp.[a]	26,270	835,386

		34,875,603
CAPITAL MARKETS — 2.78%
Affiliated Managers Group Inc.	16,967	2,781,570
Ameriprise Financial Inc.	43,952	5,699,695
Arlington Asset Investment Corp. Class Ab	5,806	82,039
Artisan Partners Asset Management Inc.	12,218	337,217
Associated Capital Group Inc.	1,879	67,926
B. Riley Financial Inc.	2,765	41,475
Bank of New York Mellon Corp. (The)	314,004	14,830,409
BGC Partners Inc. Class A	65,031	738,752
BlackRock Inc.[c]	37,422	14,351,711
CBOE Holdings Inc.	24,437	1,981,108
Charles Schwab Corp. (The)	350,639	14,309,578
CME Group Inc.	101,702	12,082,198
Cohen & Steers Inc.	7,040	281,389
Cowen Group Inc. Class Aa,b	7,115	106,369

19

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Diamond Hill Investment Group Inc.	821	$159,726
Donnelley Financial Solutions Inc.[a]	7,825	150,944
E*TRADE Financial Corp.[a]	84,694	2,954,974
Eaton Vance Corp. NVS	33,623	1,511,690
Evercore Partners Inc. Class A	11,258	876,998
FactSet Research Systems Inc.	12,190	2,010,253
FBR & Co.	1,701	30,703
Federated Investors Inc. Class B	26,979	710,627
Fifth Street Asset Management Inc.	1,761	8,101
Financial Engines Inc.[b]	16,858	734,166
Franklin Resources Inc.	108,678	4,579,691
GAIN Capital Holdings Inc.	11,365	94,670
GAMCO Investors Inc. Class A	1,811	53,588
Goldman Sachs Group Inc. (The)	116,044	26,657,628
Greenhill & Co. Inc.	8,476	248,347
Hennessy Advisors Inc.	1,295	21,769
Houlihan Lokey Inc.	3,423	117,922
Interactive Brokers Group Inc. Class A	18,572	644,820
Intercontinental Exchange Inc.	176,858	10,588,488
INTL. FCStone Inc.[a]	4,016	152,447
Invesco Ltd.	124,230	3,805,165
Investment Technology Group Inc.	10,490	212,423
Janus Capital Group Inc.	42,096	555,667
KCG Holdings Inc. Class Aa	10,927	194,828
Ladenburg Thalmann Financial Services Inc.[a,b]	29,505	73,172
Lazard Ltd. Class A	38,564	1,773,558
Legg Mason Inc.	30,679	1,107,819
LPL Financial Holdings Inc.	26,155	1,041,754
Manning & Napier Inc.	4,381	24,972
MarketAxess Holdings Inc.	11,121	2,085,076
Medley Management Inc.	1,699	14,102
Moelis & Co. Class A	6,983	268,846
Moody’s Corp.	50,976	5,711,351
Morgan Stanley	429,344	18,393,097
Morningstar Inc.	4,964	390,170
MSCI Inc.	25,813	2,508,765
Nasdaq Inc.	33,096	2,298,517
Northern Trust Corp.	62,198	5,385,103
OM Asset Management PLC	12,178	184,131
Oppenheimer Holdings Inc. Class A	2,920	49,932
Piper Jaffray Companies	4,267	272,448
PJT Partners Inc. Class A	5,217	183,065
Pzena Investment Management Inc. Class A	3,182	31,311
Raymond James Financial Inc.	38,199	2,913,056
S&P Global Inc.	79,456	10,388,077
Safeguard Scientifics Inc.[a,b]	6,044	76,759
SEI Investments Co.	37,842	1,908,750
Silvercrest Asset Management Group Inc.	2,071	27,544
State Street Corp.	118,810	9,458,464
Stifel Financial Corp.[a]	18,876	947,386
T Rowe Price Group Inc.	72,880	4,966,772
TD Ameritrade Holding Corp.	75,405	2,930,238
Thomson Reuters Corp.	90,509	3,912,704
Value Line Inc.	318	5,473
Virtu Financial Inc. Class A	9,520	161,840
Virtus Investment Partners Inc.	1,326	140,423
Waddell & Reed Financial Inc. Class A	23,048	391,816
Westwood Holdings Group Inc.	1,931	103,135
Wins Finance Holdings Inc.[a,b]	383	55,531
WisdomTree Investments Inc.	31,445	285,521

		205,237,749

Security	Shares	Value
CHEMICALS — 2.24%
A Schulman Inc.	8,353	$262,702
AdvanSix Inc.[a]	9,092	248,394
AgroFresh Solutions Inc.[a,b]	6,462	28,239
Air Products & Chemicals Inc.	58,651	7,934,894
Albemarle Corp.	33,810	3,571,688
American Vanguard Corp.	7,769	128,965
Ashland Global Holdings Inc.	18,821	2,330,228
Axalta Coating Systems Ltd.[a]	48,535	1,562,827
Balchem Corp.	9,528	785,298
Cabot Corp.	17,989	1,077,721
Calgon Carbon Corp.	16,113	235,250
Celanese Corp. Series A	44,078	3,960,408
CF Industries Holdings Inc.	68,978	2,024,504
Chase Corp.	1,842	175,727
Chemours Co. (The)	55,409	2,133,247
Chemtura Corp.[a]	19,970	666,998
Codexis Inc.[a]	9,817	47,122
Dow Chemical Co. (The)	337,459	21,442,145
Eastman Chemical Co.	44,429	3,589,863
Ecolab Inc.	78,363	9,822,019
EI du Pont de Nemours & Co.	262,960	21,123,577
Ferro Corp.[a]	25,549	388,089
Flotek Industries Inc.[a,b]	15,806	202,159
FMC Corp.	40,017	2,784,783
FutureFuel Corp.	5,490	77,848
GCP Applied Technologies Inc.[a]	20,803	679,218
Hawkins Inc.	2,512	123,088
HB Fuller Co.	15,554	801,964
Huntsman Corp.	60,723	1,490,142
Ingevity Corp.[a]	12,791	778,332
Innophos Holdings Inc.	6,203	334,776
Innospec Inc.	7,459	482,970
International Flavors & Fragrances Inc.	23,676	3,137,780
KMG Chemicals Inc.	2,196	101,170
Koppers Holdings Inc.[a]	6,016	254,778
Kraton Corp.[a]	9,228	285,330
Kronos Worldwide Inc.	5,655	92,912
LSB Industries Inc.[a,b]	5,319	49,892
LyondellBasell Industries NV Class A	98,622	8,993,340
Minerals Technologies Inc.	10,130	775,958
Monsanto Co.	130,826	14,809,503
Mosaic Co. (The)	105,058	3,065,593
NewMarket Corp.	2,174	985,322
Olin Corp.	49,109	1,614,213
OMNOVA Solutions Inc.[a]	12,932	128,027
Platform Specialty Products Corp.[a,b]	58,077	756,163
PolyOne Corp.	24,153	823,376
PPG Industries Inc.	79,441	8,347,660
Praxair Inc.	86,085	10,209,681
Quaker Chemical Corp.	4,090	538,489
Rayonier Advanced Materials Inc.	11,839	159,235
RPM International Inc.	38,663	2,127,625
Scotts Miracle-Gro Co. (The) Class A	13,867	1,295,039
Sensient Technologies Corp.	13,063	1,035,373
Sherwin-Williams Co. (The)	24,279	7,531,103
Stepan Co.	6,158	485,312
TerraVia Holdings Inc.[a,b]	21,349	15,467
Trecora Resources[a,b]	5,582	61,960
Tredegar Corp.	6,704	117,655
Trinseo SA	8,321	558,339
Tronox Ltd. Class A	21,447	395,697

20

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Valhi Inc.	5,437	$17,833
Valspar Corp. (The)	23,249	2,579,244
Valvoline Inc.[b]	10,351	254,117
Westlake Chemical Corp.	11,148	736,325
WR Grace & Co.	20,723	1,444,600

		165,079,296
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ABM Industries Inc.	17,451	760,864
ACCO Brands Corp.[a]	31,868	419,064
Advanced Disposal Services Inc.[a]	6,642	150,109
Aqua Metals Inc.[a,b]	3,161	61,766
ARC Document Solutions Inc.[a]	10,318	35,597
Brady Corp. Class A	14,619	565,024
Brink’s Co. (The)	13,460	719,437
Casella Waste Systems Inc. Class Aa	10,532	148,607
CECO Environmental Corp.	7,463	78,436
Cintas Corp.	26,609	3,367,103
Clean Harbors Inc.[a]	15,519	863,167
CompX International Inc.	433	6,647
Copart Inc.[a]	28,928	1,791,511
Covanta Holding Corp.	34,183	536,673
Deluxe Corp.	14,472	1,044,444
Ennis Inc.	7,461	126,837
Essendant Inc.	11,507	174,331
Healthcare Services Group Inc.	21,125	910,276
Heritage-Crystal Clean Inc.[a,b]	2,169	29,715
Herman Miller Inc.	18,688	589,606
HNI Corp.	13,443	619,588
InnerWorkings Inc.[a]	12,526	124,759
Interface Inc.	20,035	381,667
KAR Auction Services Inc.	41,390	1,807,501
Kimball International Inc. Class B	9,291	153,302
Knoll Inc.	13,567	323,030
LSC Communications Inc.	7,825	196,877
Matthews International Corp. Class A	9,139	618,253
McGrath RentCorp	7,099	238,314
Mobile Mini Inc.	13,129	400,435
MSA Safety Inc.	9,215	651,408
Multi-Color Corp.	3,906	277,326
NL Industries Inc.[a]	1,900	12,255
Pitney Bowes Inc.	56,838	745,146
Quad/Graphics Inc.	9,976	251,794
Republic Services Inc.	70,833	4,449,021
Rollins Inc.	29,677	1,101,907
RR Donnelley & Sons Co.	20,985	254,128
SP Plus Corp.[a]	4,361	147,184
Steelcase Inc. Class A	23,851	399,504
Stericycle Inc.[a]	24,413	2,023,594
Team Inc.[a,b]	7,787	210,638
Tetra Tech Inc.	17,924	732,196
TRC Companies Inc.[a]	7,575	132,184
U.S. Ecology Inc.	6,114	286,441
UniFirst Corp./MA	4,322	611,347
Viad Corp.	5,581	252,261
VSE Corp.	2,254	91,963
Waste Management Inc.	132,850	9,687,422
West Corp.	11,864	289,719

		39,850,378

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.17%
Acacia Communications Inc.[a,b]	1,503	$88,106
ADTRAN Inc.	16,178	335,694
Aerohive Networks Inc.[a]	2,728	11,485
Applied Optoelectronics Inc.[a]	4,898	275,023
Arista Networks Inc.[a,b]	11,468	1,516,872
ARRIS International PLC[a]	55,606	1,470,779
Bel Fuse Inc. Class B	3,118	79,665
Black Box Corp.	5,011	44,848
Brocade Communications Systems Inc.	119,157	1,487,079
CalAmp Corp.[a]	9,614	161,419
Calix Inc.[a]	11,300	81,925
Ciena Corp.[a]	40,785	962,934
Cisco Systems Inc.	1,513,388	51,152,514
Clearfield Inc.[a,b]	3,222	53,002
CommScope Holding Co. Inc.[a]	37,734	1,573,885
Comtech Telecommunications Corp.	5,107	75,277
Digi International Inc.[a]	7,399	88,048
EchoStar Corp. Class Aa	14,160	806,412
EMCORE Corp.	10,771	96,939
Extreme Networks Inc.[a]	26,498	199,000
F5 Networks Inc.[a]	20,130	2,869,934
Finisar Corp.[a,b]	33,071	904,161
Harmonic Inc.[a,b]	28,668	170,575
Harris Corp.	37,310	4,151,484
Infinera Corp.[a]	43,502	445,025
InterDigital Inc./PA	10,250	884,575
Ixia[a]	17,868	351,106
Juniper Networks Inc.	113,322	3,153,751
KVH Industries Inc.[a]	4,142	34,793
Lumentum Holdings Inc.[a]	15,590	831,727
Motorola Solutions Inc.	49,368	4,256,509
NETGEAR Inc.[a,b]	10,224	506,599
NetScout Systems Inc.[a]	26,385	1,001,311
Oclaro Inc.[a,b]	36,532	358,744
Palo Alto Networks Inc.[a,b]	26,194	2,951,540
Plantronics Inc.	9,363	506,632
Quantenna Communications Inc.[a,b]	4,098	85,361
ShoreTel Inc.[a]	15,821	97,299
Silicom Ltd.	1,687	83,793
Sonus Networks Inc.[a,b]	15,552	102,488
Ubiquiti Networks Inc.[a,b]	8,354	419,872
ViaSat Inc.[a,b]	15,369	980,850
Viavi Solutions Inc.[a]	67,022	718,476

		86,427,511
CONSTRUCTION & ENGINEERING — 0.21%
AECOM[a,b]	45,936	1,634,862
Aegion Corp.[a]	11,235	257,394
Ameresco Inc. Class Aa,b	5,622	36,824
Argan Inc.	4,385	290,068
Chicago Bridge & Iron Co. NVb	30,690	943,717
Comfort Systems USA Inc.	10,480	384,092
Dycom Industries Inc.[a,b]	9,489	882,003
EMCOR Group Inc.	18,388	1,157,525
Fluor Corp.	41,540	2,185,835
Granite Construction Inc.	12,048	604,689
Great Lakes Dredge & Dock Corp.[a]	16,884	67,536
HC2 Holdings Inc.[a]	7,523	46,643
IES Holdings Inc.[a,b]	2,288	41,413
Jacobs Engineering Group Inc.	35,510	1,962,993

21

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
KBR Inc.	42,078	$632,432
Layne Christensen Co.[a]	5,320	47,029
MasTec Inc.[a]	19,230	770,161
MYR Group Inc.[a]	4,118	168,838
NV5 Global Inc.[a,b]	1,439	54,106
Orion Group Holdings Inc.[a]	7,464	55,756
Primoris Services Corp.	13,128	304,832
Quanta Services Inc.[a]	42,400	1,573,464
Tutor Perini Corp.[a,b]	11,199	356,128
Valmont Industries Inc.	6,794	1,056,467

		15,514,807
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	13,961	1,356,172
Forterra Inc.[a,b]	5,527	107,777
Headwaters Inc.[a]	20,684	485,660
Martin Marietta Materials Inc.	18,960	4,138,020
Summit Materials Inc. Class Aa	31,774	785,136
U.S. Concrete Inc.[a,b]	3,859	249,098
U.S. Lime & Minerals Inc.	387	30,565
Vulcan Materials Co.	39,742	4,788,116

		11,940,544
CONSUMER FINANCE — 0.77%
Ally Financial Inc.	134,791	2,740,301
American Express Co.	227,172	17,971,577
Capital One Financial Corp.	144,146	12,491,692
Credit Acceptance Corp.[a,b]	2,379	474,396
Discover Financial Services	116,273	7,951,911
Encore Capital Group Inc.[a]	7,476	230,261
Enova International Inc.[a]	7,585	112,637
Ezcorp Inc. Class Aa	13,587	110,734
FirstCash Inc.	13,575	667,211
Green Dot Corp. Class Aa	13,597	453,596
LendingClub Corp.[a,b]	95,314	523,274
Navient Corp.	90,295	1,332,754
Nelnet Inc. Class A	6,657	291,976
OneMain Holdings Inc.[a]	14,880	369,768
PRA Group Inc.[a]	14,028	465,028
Regional Management Corp.[a]	3,131	60,835
Santander Consumer USA Holdings Inc.[a]	31,842	424,136
SLM Corp.[a]	127,218	1,539,338
Synchrony Financial	250,318	8,585,907
World Acceptance Corp.[a]	1,489	77,101

		56,874,433
CONTAINERS & PACKAGING — 0.45%
AptarGroup Inc.	18,709	1,440,406
Avery Dennison Corp.	26,841	2,163,385
Ball Corp.	51,080	3,793,201
Bemis Co. Inc.	27,612	1,349,122
Berry Plastics Group Inc.[a]	37,350	1,814,090
Crown Holdings Inc.[a]	40,672	2,153,582
Graphic Packaging Holding Co.	97,369	1,253,139
Greif Inc.	1,715	111,990
Greif Inc. Class A	7,269	400,449
International Paper Co.	123,033	6,247,616
Multi Packaging Solutions International Ltd.[a,b]	5,437	97,594
Myers Industries Inc.	7,517	119,144
Owens-Illinois Inc.[a]	50,016	1,019,326

Security	Shares	Value
Packaging Corp. of America	27,675	$2,535,584
Sealed Air Corp.	58,328	2,541,934
Silgan Holdings Inc.	11,015	653,850
Sonoco Products Co.	30,205	1,598,449
UFP Technologies Inc.[a]	1,901	49,236
WestRock Co.	74,849	3,894,393

		33,236,490
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	12,940	403,599
Genuine Parts Co.	44,031	4,068,905
LKQ Corp.[a]	90,645	2,653,179
Pool Corp.	11,930	1,423,607
Weyco Group Inc.	1,882	52,846

		8,602,136
DIVERSIFIED CONSUMER SERVICES — 0.15%
American Public Education Inc.[a]	5,188	118,805
Ascent Capital Group Inc. Class Aa	4,048	57,198
Bridgepoint Education Inc.[a]	4,986	53,201
Bright Horizons Family Solutions Inc.[a]	12,804	928,162
Cambium Learning Group Inc.[a]	3,736	18,306
Capella Education Co.	3,124	265,618
Career Education Corp.[a]	18,923	164,630
Carriage Services Inc.	4,450	120,684
Chegg Inc.[a,b]	20,457	172,657
Collectors Universe Inc.	1,963	51,234
DeVry Education Group Inc.	17,632	625,054
Graham Holdings Co. Class B	1,254	751,836
Grand Canyon Education Inc.[a]	13,932	997,671
H&R Block Inc.	62,051	1,442,686
Houghton Mifflin Harcourt Co.[a]	38,770	393,516
K12 Inc.[a]	10,066	192,764
Laureate Education Inc. Class Aa	10,487	149,650
Liberty Tax Inc.	1,257	17,912
Regis Corp.[a]	8,877	104,038
Service Corp. International/U.S.	55,601	1,716,959
ServiceMaster Global Holdings Inc.[a]	39,992	1,669,666
Sotheby’sa	14,490	659,005
Strayer Education Inc.	3,311	266,502
Weight Watchers International Inc.[a,b]	7,489	116,604

		11,054,358
DIVERSIFIED FINANCIAL SERVICES —1.36%
Berkshire Hathaway Inc. Class Ba	568,606	94,775,248
FNFV Group[a]	18,912	250,584
Leucadia National Corp.	97,997	2,547,922
Marlin Business Services Corp.	2,336	60,152
NewStar Financial Inc.	7,369	77,964
On Deck Capital Inc.[a]	17,567	88,538
PICO Holdings Inc.[a]	6,435	90,090
Tiptree Inc.	12,672	92,505
Voya Financial Inc.	56,872	2,158,861

		100,141,864
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.05%
AT&T Inc.	1,852,481	76,970,586
ATN International Inc.	3,475	244,710
CenturyLink Inc.	160,767	3,789,278

22

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Cincinnati Bell Inc.[a]	11,134	$197,072
Cogent Communications Holdings Inc.	11,641	501,145
Consolidated Communications Holdings Inc.	14,091	330,011
Fairpoint Communications Inc.[a]	6,046	100,364
Frontier Communications Corp.	345,816	740,046
General Communication Inc. Class Aa	6,628	137,862
Globalstar Inc.[a,b]	132,578	212,125
Hawaiian Telcom Holdco Inc.[a]	2,960	67,814
IDT Corp. Class B	4,261	54,200
Intelsat SAa,b	6,315	26,207
Iridium Communications Inc.[a,b]	26,829	258,900
Level 3 Communications Inc.[a]	87,959	5,033,014
Lumos Networks Corp.[a]	7,844	138,839
ORBCOMM Inc.[a,b]	21,895	209,097
pdvWireless Inc.[a,b]	3,517	76,846
Straight Path Communications Inc. Class Ba,b	2,431	87,443
Verizon Communications Inc.	1,226,967	59,814,641
Vonage Holdings Corp.[a]	56,734	358,559
Windstream Holdings Inc.	53,534	291,760
Zayo Group Holdings Inc.[a]	48,148	1,584,069

		151,224,588
ELECTRIC UTILITIES — 1.82%
ALLETE Inc.	15,076	1,020,796
Alliant Energy Corp.	67,459	2,672,051
American Electric Power Co. Inc.	148,443	9,964,979
Avangrid Inc.	16,488	704,697
Duke Energy Corp.	207,575	17,023,226
Edison International	94,868	7,552,441
El Paso Electric Co.	11,365	573,932
Entergy Corp.	53,515	4,064,999
Eversource Energy	95,472	5,611,844
Exelon Corp.	265,794	9,563,268
FirstEnergy Corp.	126,846	4,036,240
Genie Energy Ltd. Class B	3,551	25,709
Great Plains Energy Inc.	64,121	1,873,616
Hawaiian Electric Industries Inc.	31,262	1,041,337
IDACORP Inc.	15,098	1,252,530
MGE Energy Inc.	10,854	705,510
NextEra Energy Inc.	138,602	17,792,339
OGE Energy Corp.	59,036	2,065,079
Otter Tail Corp.	12,075	457,643
PG&E Corp.	148,656	9,864,812
Pinnacle West Capital Corp.	33,448	2,788,894
PNM Resources Inc.	23,313	862,581
Portland General Electric Co.	27,302	1,212,755
PPL Corp.	203,387	7,604,640
Southern Co. (The)	297,678	14,818,411
Spark Energy Inc. Class Ab	864	27,605
Westar Energy Inc.	41,921	2,275,053
Xcel Energy Inc.	152,587	6,782,492

		134,239,479
ELECTRICAL EQUIPMENT — 0.56%
Acuity Brands Inc.	13,011	2,654,244
Allied Motion Technologies Inc.	1,795	36,080
American Superconductor Corp.[a,b]	3,428	23,516
AMETEK Inc.	69,652	3,766,780
Atkore International Group Inc.[a]	3,543	93,110
AZZ Inc.	7,683	457,139
Babcock & Wilcox Enterprises Inc.[a]	15,821	147,768

Security	Shares	Value
Eaton Corp. PLC	137,891	$10,224,618
Emerson Electric Co.	192,977	11,551,603
Encore Wire Corp.	5,905	271,630
Energous Corp.[a,b]	4,348	67,829
EnerSys	13,259	1,046,665
FuelCell Energy Inc.[a,b]	5,550	7,631
Generac Holdings Inc.[a,b]	19,393	722,971
General Cable Corp.	13,979	250,923
Hubbell Inc.	16,225	1,947,811
LSI Industries Inc.	5,373	54,214
Plug Power Inc.[a,b]	47,294	65,266
Powell Industries Inc.	2,457	84,619
Power Solutions International Inc.[a,b]	1,453	14,661
Preformed Line Products Co.	752	39,217
Regal Beloit Corp.	13,625	1,030,731
Rockwell Automation Inc.	38,964	6,067,084
Sunrun Inc.[a,b]	17,941	96,881
Thermon Group Holdings Inc.[a,b]	10,110	210,692
TPI Composites Inc.[a]	1,798	34,180
Vicor Corp.[a]	5,398	86,908

		41,054,771
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.72%
Agilysys Inc.[a]	4,140	39,123
Amphenol Corp. Class A	89,944	6,401,314
Anixter International Inc.[a]	8,746	693,558
Arrow Electronics Inc.[a]	26,968	1,979,721
Avnet Inc.	38,966	1,783,084
AVX Corp.	13,652	223,620
Badger Meter Inc.	8,242	302,893
Belden Inc.	12,308	851,591
Benchmark Electronics Inc.[a]	13,836	439,985
CDW Corp./DE	49,317	2,846,084
Cognex Corp.	24,817	2,083,387
Coherent Inc.[a]	7,364	1,514,333
Control4 Corp.[a]	8,072	127,457
Corning Inc.	285,367	7,704,909
CTS Corp.	9,506	202,478
Daktronics Inc.	10,301	97,344
Dolby Laboratories Inc. Class A	15,750	825,457
Electro Scientific Industries Inc.[a]	8,113	56,548
ePlus Inc.[a]	1,648	222,562
Fabrinet[a]	10,642	447,283
FARO Technologies Inc.[a]	4,886	174,674
Fitbit Inc. Class Aa,b	36,816	217,951
FLIR Systems Inc.	40,935	1,485,122
II-VI Inc.[a]	18,786	677,235
Insight Enterprises Inc.[a]	10,192	418,789
InvenSense Inc.[a]	26,488	334,543
IPG Photonics Corp.[a]	10,848	1,309,354
Itron Inc.[a,b]	9,569	580,838
Jabil Circuit Inc.	57,117	1,651,824
Keysight Technologies Inc.[a]	50,900	1,839,526
Kimball Electronics Inc.[a]	6,988	118,447
Knowles Corp.[a,b]	28,387	537,934
Littelfuse Inc.	6,734	1,076,834
Maxwell Technologies Inc.[a]	9,280	53,917
Mesa Laboratories Inc.	804	98,651
Methode Electronics Inc.	10,652	485,731
MTS Systems Corp.	4,479	246,569
National Instruments Corp.	31,816	1,035,929
Novanta Inc.[a]	8,309	220,604

23

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
OSI Systems Inc.[a]	5,541	$404,438
Park Electrochemical Corp.	5,972	106,660
PC Connection Inc.	2,484	73,998
Plexus Corp.[a]	9,795	566,151
RadiSys Corp.[a]	10,480	41,920
Rogers Corp.[a]	5,162	443,261
Sanmina Corp.[a]	21,248	862,669
ScanSource Inc.[a]	7,710	302,617
SYNNEX Corp.	8,857	991,453
Systemax Inc.	3,287	36,453
Tech Data Corp.[a]	10,641	999,190
Trimble Inc.[a]	76,256	2,440,955
TTM Technologies Inc.[a]	20,261	326,810
Universal Display Corp.[b]	12,375	1,065,487
VeriFone Systems Inc.[a,b]	32,281	604,623
Vishay Intertechnology Inc.	38,666	636,056
Vishay Precision Group Inc.[a]	3,359	53,072
Zebra Technologies Corp. Class Aa	15,745	1,436,731

		52,799,747
ENERGY EQUIPMENT & SERVICES — 1.03%
Archrock Inc.	19,601	243,052
Atwood Oceanics Inc.[a]	22,442	213,872
Baker Hughes Inc.	131,251	7,851,435
Bristow Group Inc.	10,191	155,005
CARBO Ceramics Inc.[a,b]	5,513	71,890
Dawson Geophysical Co.[a]	5,962	33,149
Diamond Offshore Drilling Inc.[a,b]	19,195	320,748
Dril-Quip Inc.[a,b]	11,443	624,216
Ensco PLC Class A	87,811	785,908
Era Group Inc.[a,b]	6,039	80,077
Exterran Corp.[a]	9,783	307,675
Fairmount Santrol Holdings Inc.[a]	27,310	200,182
Forum Energy Technologies Inc.[a,b]	20,551	425,406
Frank’s International NVb	9,680	102,318
Geospace Technologies Corp.[a,b]	3,539	57,438
Halliburton Co.	258,047	12,698,493
Helix Energy Solutions Group Inc.[a]	41,035	318,842
Helmerich & Payne Inc.	29,389	1,956,426
Hornbeck Offshore Services Inc.[a,b]	9,382	41,562
Independence Contract Drilling Inc.[a]	13,000	71,630
Keane Group Inc.[a]	9,221	131,860
Mammoth Energy Services Inc.[a]	4,734	101,828
Matrix Service Co.[a]	7,285	120,202
McDermott International Inc.[a]	75,631	510,509
Nabors Industries Ltd.	81,483	1,064,983
National Oilwell Varco Inc.	112,926	4,527,203
Natural Gas Services Group Inc.[a]	3,338	86,955
Newpark Resources Inc.[a,b]	25,423	205,926
Noble Corp. PLC[b]	68,519	424,133
Oceaneering International Inc.	28,306	766,526
Oil States International Inc.[a]	15,165	502,720
Parker Drilling Co.[a,b]	33,795	59,141
Patterson-UTI Energy Inc.	48,810	1,184,619
PHI Inc. NVS[a]	3,859	46,231
Pioneer Energy Services Corp.[a]	17,245	68,980
RigNet Inc.[a]	3,426	73,488
Rowan Companies PLC Class Aa	38,907	606,171
RPC Inc.	17,249	315,829
Schlumberger Ltd.	418,602	32,692,816
SEACOR Holdings Inc.[a,b]	4,325	299,247
Seadrill Ltd.[a,b]	106,006	174,910

Security	Shares	Value
Smart Sand Inc.[a]	5,224	$84,890
Superior Energy Services Inc.[a]	44,589	635,839
Tesco Corp.[a]	11,272	90,740
TETRA Technologies Inc.[a]	33,708	137,192
Tidewater Inc.[a,b]	13,920	16,008
Transocean Ltd.[a]	102,260	1,273,137
U.S. Silica Holdings Inc.	22,112	1,061,155
Unit Corp.[a]	16,346	394,919
Weatherford International PLC[a,b]	292,624	1,945,950
Willbros Group Inc.[a]	12,712	34,831

		76,198,262
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.89%
Acadia Realty Trust	23,765	714,376
Agree Realty Corp.[b]	7,426	356,151
Alexander’s Inc.	691	298,415
Alexandria Real Estate Equities Inc.[b]	26,326	2,909,550
American Assets Trust Inc.	12,124	507,268
American Campus Communities Inc.	39,276	1,869,145
American Homes 4 Rent Class A	49,317	1,132,318
American Tower Corp.	126,394	15,361,927
Apartment Investment & Management Co. Class A	46,028	2,041,342
Apple Hospitality REIT Inc.	48,279	922,129
Armada Hoffler Properties Inc.	12,014	166,874
Ashford Hospitality Prime Inc.	9,108	96,636
Ashford Hospitality Trust Inc.	21,234	135,261
AvalonBay Communities Inc.	41,106	7,547,062
Bluerock Residential Growth REIT Inc.	5,638	69,404
Boston Properties Inc.	45,724	6,054,315
Brandywine Realty Trust	51,017	828,006
Brixmor Property Group Inc.	56,363	1,209,550
Camden Property Trust	25,891	2,083,190
Care Capital Properties Inc.	26,248	705,284
CareTrust REIT Inc.	19,667	330,799
CatchMark Timber Trust Inc. Class A	10,669	122,907
CBL & Associates Properties Inc.[b]	52,851	504,199
Cedar Realty Trust Inc.	25,416	127,588
Chatham Lodging Trust[b]	11,057	218,376
Chesapeake Lodging Trust	17,716	424,475
City Office REIT Inc.[b]	7,924	96,277
Clipper Realty Inc.	1,708	21,897
Colony NorthStar Inc. Class A	163,341	2,108,732
Colony Starwood Homes[b]	21,547	731,521
Columbia Property Trust Inc.	36,936	821,826
Community Healthcare Trust Inc.[b]	3,746	89,529
CoreCivic Inc.	34,892	1,096,307
CorEnergy Infrastructure Trust Inc.[b]	4,444	150,118
CoreSite Realty Corp.	9,760	878,888
Corporate Office Properties Trust[b]	29,072	962,283
Cousins Properties Inc.	110,658	915,142
Crown Castle International Corp.	107,620	10,164,709
CubeSmart	53,820	1,397,167
CyrusOne Inc.	23,326	1,200,589
DCT Industrial Trust Inc.[b]	26,758	1,287,595
DDR Corp.[b]	91,623	1,148,036
DiamondRock Hospitality Co.[b]	60,945	679,537
Digital Realty Trust Inc.[b]	47,628	5,067,143
Douglas Emmett Inc.	42,399	1,628,122
Duke Realty Corp.	104,397	2,742,509
DuPont Fabros Technology Inc.[b]	22,566	1,119,048
Easterly Government Properties Inc.[b]	9,650	190,974
EastGroup Properties Inc.[b]	9,115	670,226

24

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Education Realty Trust Inc.	21,838	$892,082
Empire State Realty Trust Inc. Class Ab	35,607	734,928
EPR Properties	18,619	1,370,917
Equinix Inc.	22,546	9,026,742
Equity Commonwealth[a]	36,947	1,153,485
Equity Lifestyle Properties Inc.	22,595	1,741,171
Equity Residential	106,723	6,640,305
Essex Property Trust Inc.	19,592	4,536,136
Extra Space Storage Inc.	35,762	2,660,335
Farmland Partners Inc.	9,869	110,237
Federal Realty Investment Trust	21,429	2,860,771
FelCor Lodging Trust Inc.[b]	41,949	315,037
First Industrial Realty Trust Inc.[b]	34,124	908,722
First Potomac Realty Trust[b]	16,613	170,782
Forest City Realty Trust Inc. Class Ab	68,720	1,496,722
Four Corners Property Trust Inc.	17,923	409,182
Franklin Street Properties Corp.[b]	32,228	391,248
Gaming and Leisure Properties Inc.	55,227	1,845,686
GEO Group Inc. (The)	24,425	1,132,587
Getty Realty Corp.[b]	7,405	187,124
GGP Inc.	173,223	4,015,309
Gladstone Commercial Corp.[b]	7,282	150,519
Global Medical REIT Inc.[b]	4,450	40,406
Global Net Lease Inc.[b]	19,866	478,373
Government Properties Income Trust[b]	17,884	374,312
Gramercy Property Trust	42,856	1,127,113
HCP Inc.	140,792	4,403,974
Healthcare Realty Trust Inc.	33,688	1,094,860
Healthcare Trust of America Inc. Class A	39,626	1,246,634
Hersha Hospitality Trust	11,071	208,024
Highwoods Properties Inc.	28,117	1,381,388
Hospitality Properties Trust	45,146	1,423,453
Host Hotels & Resorts Inc.	220,821	4,120,520
Hudson Pacific Properties Inc.	36,391	1,260,584
Independence Realty Trust Inc.	20,137	188,684
InfraREIT Inc.[a]	11,348	204,264
Investors Real Estate Trust	35,802	212,306
Invitation Homes Inc.[a]	26,531	579,172
Iron Mountain Inc.[b]	78,693	2,806,979
iStar Inc.[a]	18,298	215,916
Kilroy Realty Corp.	28,623	2,063,146
Kimco Realty Corp.	121,679	2,687,889
Kite Realty Group Trust	23,801	511,721
Lamar Advertising Co. Class A	24,497	1,830,906
LaSalle Hotel Properties	31,632	915,746
Lexington Realty Trust	66,911	667,772
Liberty Property Trust	44,065	1,698,706
Life Storage Inc.	13,329	1,094,577
LTC Properties Inc.	11,360	544,144
Macerich Co. (The)	43,599	2,807,776
Mack-Cali Realty Corp.	27,712	746,561
MedEquities Realty Trust Inc.[b]	6,730	75,443
Medical Properties Trust Inc.[b]	87,130	1,123,106
Mid-America Apartment Communities Inc.	33,690	3,427,621
Monmouth Real Estate Investment Corp.	19,317	275,654
Monogram Residential Trust Inc.	53,348	531,880
National Health Investors Inc.[b]	11,054	802,852
National Retail Properties Inc.[b]	42,566	1,856,729
National Storage Affiliates Trust[b]	12,445	297,435
New Senior Investment Group Inc.	24,999	254,990
NexPoint Residential Trust Inc.	5,058	122,201
NorthStar Realty Europe Corp.[b]	17,451	202,257
Omega Healthcare Investors Inc.[b]	56,347	1,858,888

Security	Shares	Value
One Liberty Properties Inc.	3,254	$76,013
Outfront Media Inc.	41,235	1,094,789
Paramount Group Inc.[b]	55,198	894,760
Park Hotels & Resorts Inc.	34,116	875,758
Parkway Inc.	12,672	252,046
Pebblebrook Hotel Trust[b]	20,616	602,193
Pennsylvania REIT[b]	20,034	303,315
Physicians Realty Trust	45,915	912,331
Piedmont Office Realty Trust Inc. Class Ab	43,630	932,809
Potlatch Corp.	11,483	524,773
Preferred Apartment Communities Inc. Class A	7,173	94,755
Prologis Inc.[b]	157,166	8,153,772
PS Business Parks Inc.	6,069	696,478
Public Storage	44,485	9,738,211
QTS Realty Trust Inc. Class A	13,654	665,632
Quality Care Properties Inc.[a]	28,023	528,514
RAIT Financial Trust	24,432	78,182
Ramco-Gershenson Properties Trust	22,236	311,749
Rayonier Inc.	35,640	1,010,038
Realty Income Corp.	81,244	4,836,455
Regency Centers Corp.	43,720	2,902,571
Retail Opportunity Investments Corp.	33,376	701,897
Retail Properties of America Inc. Class A	71,439	1,030,150
Rexford Industrial Realty Inc.	19,214	432,699
RLJ Lodging Trust	37,540	882,565
Ryman Hospitality Properties Inc.	12,473	771,206
Sabra Health Care REIT Inc.[b]	19,218	536,759
Saul Centers Inc.	2,406	148,258
SBA Communications Corp.[a]	37,577	4,523,143
Select Income REIT	20,150	519,668
Senior Housing Properties Trust	70,673	1,431,128
Seritage Growth Properties Class Ab	6,843	295,275
Silver Bay Realty Trust Corp.	11,133	239,026
Simon Property Group Inc.	92,666	15,941,332
SL Green Realty Corp.	29,056	3,097,951
Spirit Realty Capital Inc.	145,414	1,473,044
STAG Industrial Inc.[b]	24,611	615,767
STORE Capital Corp.	48,070	1,147,912
Summit Hotel Properties Inc.	26,157	417,989
Sun Communities Inc.	20,025	1,608,608
Sunstone Hotel Investors Inc.	66,376	1,017,544
Tanger Factory Outlet Centers Inc.[b]	28,519	934,568
Taubman Centers Inc.	17,751	1,171,921
Terreno Realty Corp.	12,777	357,756
Tier REIT Inc.[b]	14,020	243,387
UDR Inc.	80,399	2,915,268
UMH Properties Inc.	6,190	94,150
Uniti Group Inc.[a]	37,307	964,386
Universal Health Realty Income Trust[b]	3,025	195,113
Urban Edge Properties[b]	27,517	723,697
Urstadt Biddle Properties Inc. Class A	5,967	122,682
Ventas Inc.[b]	101,253	6,585,495
VEREIT Inc.	287,540	2,441,215
Vornado Realty Trust	51,590	5,174,993
Washington Prime Group Inc.	57,803	502,308
Washington REIT[b]	21,562	674,459
Weingarten Realty Investors	34,517	1,152,523
Welltower Inc.	106,933	7,572,995
Weyerhaeuser Co.	222,679	7,566,632
Whitestone REIT	10,595	146,635
WP Carey Inc.	31,034	1,930,935
Xenia Hotels & Resorts Inc.	31,540	538,388

		286,746,282

25

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.73%
Andersons Inc. (The)	7,832	$296,833
Casey’s General Stores Inc.	11,475	1,288,069
Chefs’ Warehouse Inc. (The)[a,b]	6,366	88,487
Costco Wholesale Corp.	131,131	21,989,357
CVS Health Corp.	322,950	25,351,575
Ingles Markets Inc. Class A	4,907	211,737
Kroger Co. (The)	284,580	8,392,264
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,112	21,944
Performance Food Group Co.[a,b]	10,735	255,493
PriceSmart Inc.	5,917	545,547
Rite Aid Corp.[a]	303,916	1,291,643
Smart & Final Stores Inc.[a,b]	7,838	94,840
SpartanNash Co.	10,365	362,671
Sprouts Farmers Market Inc.[a,b]	40,129	927,782
SUPERVALU Inc.[a]	73,796	284,853
Sysco Corp.	157,054	8,154,244
U.S. Foods Holding Corp.[a]	13,263	371,099
United Natural Foods Inc.[a]	15,370	664,445
Village Super Market Inc. Class A	1,425	37,762
Wal-Mart Stores Inc.	455,025	32,798,202
Walgreens Boots Alliance Inc.	258,854	21,497,825
Weis Markets Inc.	3,149	187,838
Whole Foods Market Inc.	96,747	2,875,321

		127,989,831
FOOD PRODUCTS — 1.63%
AdvancePierre Foods Holdings Inc.	6,372	198,615
Alico Inc.	1,005	26,532
Amplify Snack Brands Inc.[a,b]	9,575	80,430
Archer-Daniels-Midland Co.	172,191	7,927,674
B&G Foods Inc.	19,368	779,562
Blue Buffalo Pet Products Inc.[a,b]	17,353	399,119
Bunge Ltd.	41,542	3,292,619
Cal-Maine Foods Inc.[b]	9,584	352,691
Calavo Growers Inc.	4,791	290,335
Campbell Soup Co.	56,291	3,222,097
Conagra Brands Inc.	131,182	5,291,882
Darling Ingredients Inc.[a]	47,856	694,869
Dean Foods Co.	28,246	555,316
Farmer Bros. Co.[a,b]	1,921	67,907
Flowers Foods Inc.	50,800	986,028
Fresh Del Monte Produce Inc.	9,085	538,104
Freshpet Inc.[a]	6,949	76,439
General Mills Inc.	179,179	10,573,353
Hain Celestial Group Inc. (The)[a]	30,782	1,145,090
Hershey Co. (The)	42,240	4,614,720
Hormel Foods Corp.	82,290	2,849,703
Ingredion Inc.	21,524	2,592,135
Inventure Foods Inc.[a,b]	3,834	16,946
J&J Snack Foods Corp.	4,727	640,792
JM Smucker Co. (The)	34,642	4,540,873
John B Sanfilippo & Son Inc.	2,231	163,287
Kellogg Co.	74,129	5,382,507
Kraft Heinz Co. (The)	179,491	16,299,578
Lamb Weston Holdings Inc.	43,699	1,837,980
Lancaster Colony Corp.	5,852	753,972
Landec Corp.[a]	7,327	87,924
Lifeway Foods Inc.[a,b]	1,227	13,166
Limoneira Co.	2,191	45,814
McCormick & Co. Inc./MD	34,567	3,372,011

Security	Shares	Value
Mead Johnson Nutrition Co.	56,447	$5,028,299
Mondelez International Inc. Class A	449,462	19,362,823
Omega Protein Corp.	5,346	107,187
Pilgrim’s Pride Corp.[b]	17,134	385,601
Pinnacle Foods Inc.	34,798	2,013,760
Post Holdings Inc.[a]	18,916	1,655,528
Sanderson Farms Inc.	6,339	658,242
Seaboard Corp.	73	304,371
Seneca Foods Corp. Class Aa	2,469	89,131
Snyder’s-Lance Inc.	23,659	953,694
Tootsie Roll Industries Inc.[b]	6,173	230,579
TreeHouse Foods Inc.[a]	16,396	1,388,085
Tyson Foods Inc. Class A	87,402	5,393,577
WhiteWave Foods Co. (The)[a]	52,004	2,920,025

		120,200,972
GAS UTILITIES — 0.18%
Atmos Energy Corp.	30,293	2,392,844
Chesapeake Utilities Corp.	4,197	290,432
Delta Natural Gas Co. Inc.	2,016	61,186
National Fuel Gas Co.	21,848	1,302,578
New Jersey Resources Corp.	25,800	1,021,680
Northwest Natural Gas Co.	7,570	447,387
ONE Gas Inc.	15,876	1,073,218
South Jersey Industries Inc.	23,901	852,071
Southwest Gas Holdings Inc.	14,149	1,173,094
Spire Inc.	13,443	907,402
UGI Corp.	51,433	2,540,790
WGL Holdings Inc.	15,497	1,278,967

		13,341,649
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
Abaxis Inc.[b]	6,165	299,003
Abbott Laboratories	514,624	22,854,452
ABIOMED Inc.[a]	11,920	1,492,384
Accuray Inc.[a,b]	20,220	96,045
Alere Inc.[a]	26,021	1,033,814
Align Technology Inc.[a]	21,375	2,451,926
Analogic Corp.	3,399	257,984
AngioDynamics Inc.[a]	7,015	121,710
Anika Therapeutics Inc.[a,b]	4,667	202,734
AtriCure Inc.[a]	8,058	154,311
Atrion Corp.	398	186,344
Avinger Inc.[a]	3,209	6,097
AxoGen Inc.[a,b]	7,116	74,362
Baxter International Inc.	149,479	7,751,981
Becton Dickinson and Co.	63,006	11,557,821
Boston Scientific Corp.[a]	406,145	10,100,826
Cantel Medical Corp.	10,424	834,962
Cardiovascular Systems Inc.[a,b]	8,693	245,795
Cerus Corp.[a,b]	28,645	127,470
ConforMIS Inc.[a,b]	14,073	73,461
CONMED Corp.	8,057	357,811
Cooper Companies Inc. (The)	14,366	2,871,620
Corindus Vascular Robotics Inc.[a,b]	6,413	8,401
CR Bard Inc.	21,947	5,454,707
CryoLife Inc.[a]	9,348	155,644
Cutera Inc.[a]	4,672	96,710
Danaher Corp.	181,497	15,523,438
DENTSPLY SIRONA Inc.	69,374	4,331,713
DexCom Inc.[a,b]	24,585	2,083,087

26

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Edwards Lifesciences Corp.[a]	63,740	$5,996,022
Endologix Inc.[a,b]	24,843	179,863
Entellus Medical Inc.[a]	1,495	20,631
Exactech Inc.[a]	2,306	58,111
GenMark Diagnostics Inc.[a,b]	13,308	170,609
Glaukos Corp.[a,b]	4,651	238,596
Globus Medical Inc. Class Aa,b	21,155	626,611
Haemonetics Corp.[a,b]	15,174	615,609
Halyard Health Inc.[a]	13,883	528,803
Hill-Rom Holdings Inc.	19,237	1,358,132
Hologic Inc.[a]	84,249	3,584,795
ICU Medical Inc.[a,b]	4,262	650,807
IDEXX Laboratories Inc.[a]	26,824	4,147,259
Inogen Inc.[a]	4,430	343,591
Insulet Corp.[a]	17,293	745,155
Integer Holdings Corp.[a]	9,369	376,634
Integra LifeSciences Holdings Corp.[a,b]	18,431	776,498
Intuitive Surgical Inc.[a]	11,331	8,684,872
Invacare Corp.	9,104	108,338
InVivo Therapeutics Holdings Corp.[a,b]	7,172	29,047
iRadimed Corp.[a]	814	7,245
iRhythm Technologies Inc.[a,b]	2,808	105,581
IRIDEX Corp.[a,b]	2,209	26,221
K2M Group Holdings Inc.[a,b]	8,903	182,601
LeMaitre Vascular Inc.	3,377	83,176
Masimo Corp.[a]	12,176	1,135,534
Medtronic PLC	421,760	33,976,986
Meridian Bioscience Inc.	11,598	160,052
Merit Medical Systems Inc.[a]	11,820	341,598
Natus Medical Inc.[a,b]	10,159	398,741
Neogen Corp.[a]	11,162	731,669
Nevro Corp.[a,b]	7,000	655,900
Novocure Ltd.[a,b]	14,313	115,935
NuVasive Inc.[a]	15,176	1,133,344
NxStage Medical Inc.[a]	20,205	542,100
Obalon Therapeutics Inc.[a,b]	1,431	15,297
OraSure Technologies Inc.[a,b]	15,172	196,174
Orthofix International NVa	5,291	201,852
Oxford Immunotec Global PLC[a]	8,518	131,944
Penumbra Inc.[a]	8,262	689,464
Quidel Corp.[a]	8,176	185,105
ResMed Inc.	41,342	2,975,384
Rockwell Medical Inc.[a,b]	15,480	96,905
RTI Surgical Inc.[a]	16,191	64,764
Second Sight Medical Products Inc.[a,b]	1,302	1,575
Senseonics Holdings Inc.[a]	8,197	14,673
Spectranetics Corp. (The)[a,b]	12,674	369,130
STAAR Surgical Co.[a,b]	10,344	101,371
Stryker Corp.	101,315	13,338,120
Surmodics Inc.[a]	4,387	105,507
Tactile Systems Technology Inc.[a,b]	1,214	23,005
Tandem Diabetes Care Inc.[a,b]	3,102	3,722
Teleflex Inc.	13,281	2,572,928
TransEnterix Inc.[a,b]	8,134	9,842
Utah Medical Products Inc.	960	59,808
Varex Imaging Corp.[a]	11,305	379,848
Varian Medical Systems Inc.[a,b]	28,348	2,583,353
ViewRay Inc.[a,b]	1,964	16,714
West Pharmaceutical Services Inc.	21,697	1,770,692
Wright Medical Group NVa	29,915	930,955
Zeltiq Aesthetics Inc.[a]	11,231	624,556
Zimmer Biomet Holdings Inc.	55,274	6,749,508

		193,855,475

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.44%
AAC Holdings Inc.[a,b]	1,631	$13,912
Acadia Healthcare Co. Inc.[a,b]	21,442	934,871
Aceto Corp.	7,704	121,800
Addus HomeCare Corp.[a]	1,467	46,944
Adeptus Health Inc. Class Aa,b	3,477	6,259
Aetna Inc.	101,711	12,973,238
Air Methods Corp.[a,b]	10,779	463,497
Almost Family Inc.[a]	3,280	159,408
Amedisys Inc.[a]	8,435	430,944
American Renal Associates Holdings Inc.[a,b]	2,532	42,740
AmerisourceBergen Corp.	49,308	4,363,758
AMN Healthcare Services Inc.[a]	14,941	606,605
Anthem Inc.	78,834	13,037,567
BioScrip Inc.[a,b]	15,132	25,724
BioTelemetry Inc.[a]	7,463	216,054
Brookdale Senior Living Inc.[a]	56,521	759,077
Capital Senior Living Corp.[a,b]	8,102	113,914
Cardinal Health Inc.	97,982	7,990,432
Centene Corp.[a]	49,764	3,546,183
Chemed Corp.	4,826	881,662
Cigna Corp.	76,096	11,147,303
Civitas Solutions Inc.[a,b]	3,283	60,243
Community Health Systems Inc.[a,b]	34,171	303,097
CorVel Corp.[a]	3,439	149,596
Cross Country Healthcare Inc.[a,b]	7,634	109,624
DaVita Inc.[a]	47,350	3,218,379
Diplomat Pharmacy Inc.[a,b]	14,461	230,653
Ensign Group Inc. (The)	13,481	253,443
Envision Healthcare Corp.[a]	35,131	2,154,233
Express Scripts Holding Co.[a]	180,161	11,874,412
Fulgent Genetics Inc.[a,b]	1,149	12,547
Genesis Healthcare Inc.[a,b]	16,159	42,660
HCA Holdings Inc.[a]	91,930	8,180,851
HealthEquity Inc.[a]	12,748	541,153
HealthSouth Corp.	26,155	1,119,696
Henry Schein Inc.[a]	24,768	4,209,817
Humana Inc.	44,675	9,209,304
Kindred Healthcare Inc.	24,071	200,993
Laboratory Corp. of America Holdings[a]	30,832	4,423,467
Landauer Inc.	2,760	134,550
LHC Group Inc.[a]	4,346	234,249
LifePoint Health Inc.[a]	10,693	700,391
Magellan Health Inc.[a]	6,754	466,364
McKesson Corp.	63,621	9,432,449
MEDNAX Inc.[a]	27,854	1,932,511
Molina Healthcare Inc.[a]	12,652	576,931
National Healthcare Corp.	3,034	216,324
National Research Corp. Class A	2,178	42,907
Nobilis Health Corp.[a,b]	10,907	18,542
Owens & Minor Inc.	18,018	623,423
Patterson Companies Inc.	24,595	1,112,432
PharMerica Corp.[a]	8,444	197,590
Premier Inc.[a]	13,450	428,113
Providence Service Corp. (The)[a]	3,506	155,807
Quest Diagnostics Inc.	42,379	4,161,194
Quorum Health Corp.[a,b]	8,542	46,468
RadNet Inc.[a]	9,269	54,687
Select Medical Holdings Corp.[a]	29,503	393,865
Surgery Partners Inc.[a,b]	4,531	88,355
Teladoc Inc.[a,b]	7,148	178,700
Tenet Healthcare Corp.[a,b]	23,785	421,232

27

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Tivity Health Inc.[a]	9,428	$274,355
Triple-S Management Corp. Class Ba	6,972	122,498
U.S. Physical Therapy Inc.	3,363	219,604
UnitedHealth Group Inc.	283,993	46,577,692
Universal American Corp.[a]	10,541	105,094
Universal Health Services Inc. Class B	25,959	3,230,598
VCA Inc.[a]	23,039	2,108,068
WellCare Health Plans Inc.[a]	13,062	1,831,423

		180,262,476
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	54,176	686,952
athenahealth Inc.[a,b]	11,900	1,341,011
Castlight Health Inc.[a,b]	12,192	44,501
Cerner Corp.[a]	88,482	5,207,166
Computer Programs & Systems Inc.[b]	3,140	87,920
Cotiviti Holdings Inc.[a]	3,757	156,404
Evolent Health Inc.[a,b]	4,741	105,724
HealthStream Inc.[a]	7,956	192,774
HMS Holdings Corp.[a]	24,350	495,035
Inovalon Holdings Inc.[a,b]	17,077	215,170
Medidata Solutions Inc.[a]	16,162	932,386
NantHealth Inc.[a,b]	1,963	9,736
Omnicell Inc.[a]	10,555	429,061
Quality Systems Inc.[a]	15,198	231,618
Tabula Rasa HealthCare Inc.[a,b]	1,484	20,004
Veeva Systems Inc.[a,b]	28,261	1,449,224
Vocera Communications Inc.[a]	6,004	149,079

		11,753,765
HOTELS, RESTAURANTS & LEISURE — 2.02%
Aramark	73,639	2,715,070
Belmond Ltd. Class Aa	27,770	336,017
Biglari Holdings Inc.[a]	280	120,954
BJ’s Restaurants Inc.[a]	6,966	281,426
Bloomin’ Brands Inc.	30,964	610,920
Bob Evans Farms Inc./DE	5,400	350,298
Bojangles’ Inc.[a,b]	3,144	64,452
Boyd Gaming Corp.[a]	26,209	576,860
Brinker International Inc.	14,776	649,553
Buffalo Wild Wings Inc.[a]	5,193	793,231
Caesars Acquisition Co. Class Aa	12,916	198,906
Caesars Entertainment Corp.[a,b]	14,681	140,204
Carnival Corp.	122,197	7,198,625
Carrols Restaurant Group Inc.[a]	12,737	180,229
Century Casinos Inc.[a]	6,275	47,439
Cheesecake Factory Inc. (The)	13,388	848,264
Chipotle Mexican Grill Inc.[a,b]	8,494	3,784,247
Choice Hotels International Inc.	9,778	612,103
Churchill Downs Inc.	4,229	671,777
Chuy’s Holdings Inc.[a,b]	4,522	134,756
ClubCorp Holdings Inc.	18,367	294,790
Cracker Barrel Old Country Store Inc.	5,890	937,982
Darden Restaurants Inc.	34,571	2,892,556
Dave & Buster’s Entertainment Inc.[a]	10,968	670,035
Del Frisco’s Restaurant Group Inc.[a]	6,569	118,570
Del Taco Restaurants Inc.[a,b]	6,766	89,717
Denny’s Corp.[a,b]	20,103	248,674
DineEquity Inc.	5,229	284,562
Domino’s Pizza Inc.	15,042	2,772,241
Dunkin’ Brands Group Inc.	27,725	1,516,003

Security	Shares	Value
El Pollo Loco Holdings Inc.[a,b]	8,455	$101,037
Eldorado Resorts Inc.[a]	9,837	186,165
Empire Resorts Inc.[a]	840	20,370
Extended Stay America Inc.	21,753	346,743
Fiesta Restaurant Group Inc.[a,b]	8,276	200,279
Fogo De Chao Inc.[a,b]	1,425	23,156
Golden Entertainment Inc.	3,040	40,219
Habit Restaurants Inc. (The)[a]	3,798	67,225
Hilton Grand Vacations Inc.[a]	15,762	451,739
Hilton Worldwide Holdings Inc.	52,542	3,071,605
Hyatt Hotels Corp. Class Aa,b	9,755	526,575
ILG Inc.	32,360	678,266
International Game Technology PLC	29,142	690,665
International Speedway Corp. Class A	7,141	263,860
Intrawest Resorts Holdings Inc.[a]	3,831	95,813
Isle of Capri Casinos Inc.[a]	6,280	165,541
J Alexander’s Holdings Inc.[a]	4,382	44,039
Jack in the Box Inc.	9,487	965,018
Jamba Inc.[a,b]	3,973	35,956
Kona Grill Inc.[a,b]	3,594	22,642
La Quinta Holdings Inc.[a]	26,383	356,698
Las Vegas Sands Corp.	108,909	6,215,437
Lindblad Expeditions Holdings Inc.[a,b]	4,320	38,707
Luby’s Inc.[a,b]	5,686	17,683
Marcus Corp. (The)	5,575	178,958
Marriott International Inc./MD Class A	96,308	9,070,287
Marriott Vacations Worldwide Corp.	7,062	705,706
McDonald’s Corp.	250,039	32,407,555
MGM Resorts International	142,628	3,908,007
Monarch Casino & Resort Inc.[a,b]	2,396	70,778
Nathan’s Famous Inc.[a]	906	56,761
Noodles & Co.[a,b]	3,551	20,418
Norwegian Cruise Line Holdings Ltd.[a]	47,063	2,387,506
Panera Bread Co. Class Aa,b	6,661	1,744,316
Papa John’s International Inc.	8,056	644,802
Penn National Gaming Inc.[a]	19,968	368,010
Pinnacle Entertainment Inc.[a,b]	15,452	301,623
Planet Fitness Inc. Class A	7,981	153,794
Potbelly Corp.[a]	8,239	114,522
Red Lion Hotels Corp.[a,b]	4,176	29,441
Red Robin Gourmet Burgers Inc.[a]	4,169	243,678
Red Rock Resorts Inc. Class A	8,810	195,406
Royal Caribbean Cruises Ltd.	50,618	4,966,132
Ruby Tuesday Inc.[a,b]	17,987	50,543
Ruth’s Hospitality Group Inc.	9,699	194,465
Scientific Games Corp. Class Aa	15,402	364,257
SeaWorld Entertainment Inc.	19,152	349,907
Shake Shack Inc. Class Aa	4,420	147,628
Six Flags Entertainment Corp.	21,984	1,307,828
Sonic Corp.	14,007	355,218
Speedway Motorsports Inc.	3,250	61,230
Starbucks Corp.	429,286	25,066,010
Texas Roadhouse Inc.	20,077	894,029
Vail Resorts Inc.	11,564	2,219,132
Wendy’s Co. (The)	65,144	886,610
Wingstop Inc.	4,638	131,163
Wyndham Worldwide Corp.	30,922	2,606,415
Wynn Resorts Ltd.	23,965	2,746,629
Yum China Holdings Inc.[a,b]	103,702	2,820,694
Yum! Brands Inc.	104,826	6,698,381
Zoe’s Kitchen Inc.[a,b]	5,322	98,457

		149,332,195

28

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 0.55%
AV Homes Inc.[a,b]	2,767	$45,517
Bassett Furniture Industries Inc.	2,828	76,073
Beazer Homes USA Inc.[a]	11,327	137,396
CalAtlantic Group Inc.	21,983	823,263
Cavco Industries Inc.[a]	2,787	324,407
Century Communities Inc.[a]	4,569	116,053
CSS Industries Inc.	2,844	73,716
DR Horton Inc.	100,813	3,358,081
Ethan Allen Interiors Inc.	6,977	213,845
Flexsteel Industries Inc.	2,465	124,236
Garmin Ltd.	34,081	1,741,880
GoPro Inc. Class Aa,b	32,103	279,296
Green Brick Partners Inc.[a,b]	4,101	40,805
Helen of Troy Ltd.[a]	8,579	808,142
Hooker Furniture Corp.	2,896	89,921
Hovnanian Enterprises Inc. Class Aa	28,878	65,553
Installed Building Products Inc.[a]	5,565	293,554
iRobot Corp.[a,b]	7,581	501,407
KB Home	26,681	530,418
La-Z-Boy Inc.	14,672	396,144
Leggett & Platt Inc.	39,796	2,002,535
Lennar Corp. Class A	53,582	2,742,863
Lennar Corp. Class B	2,574	107,593
LGI Homes Inc.[a,b]	4,546	154,155
Libbey Inc.	5,655	82,450
Lifetime Brands Inc.	2,441	49,064
M/I Homes Inc.[a]	6,049	148,200
MDC Holdings Inc.	11,328	340,406
Meritage Homes Corp.[a]	11,812	434,682
Mohawk Industries Inc.[a]	18,344	4,209,765
NACCO Industries Inc. Class A	1,451	101,280
New Home Co. Inc. (The)[a,b]	2,356	24,644
Newell Brands Inc.	141,167	6,658,847
NVR Inc.[a]	1,038	2,186,941
PulteGroup Inc.	94,855	2,233,835
Taylor Morrison Home Corp. Class Aa	12,605	268,739
Tempur Sealy International Inc.[a,b]	15,773	732,814
Toll Brothers Inc.[a]	45,764	1,652,538
TopBuild Corp.[a]	11,020	517,940
TRI Pointe Group Inc.[a]	45,974	576,514
Tupperware Brands Corp.	15,382	964,759
UCP Inc. Class Aa	2,357	23,924
Universal Electronics Inc.[a]	4,174	285,919
Whirlpool Corp.	22,437	3,844,131
William Lyon Homes Class Aa	6,901	142,299
ZAGG Inc.[a,b]	8,420	60,624

		40,587,168
HOUSEHOLD PRODUCTS — 1.56%
Central Garden & Pet Co.[a]	2,991	110,876
Central Garden & Pet Co. Class Aa	10,818	375,601
Church & Dwight Co. Inc.	76,375	3,808,821
Clorox Co. (The)	38,919	5,247,449
Colgate-Palmolive Co.	260,938	19,098,052
Energizer Holdings Inc.	19,084	1,063,933
HRG Group Inc.[a]	34,438	665,342
Kimberly-Clark Corp.	108,122	14,232,099
Oil-Dri Corp. of America	1,315	49,010
Orchids Paper Products Co.[b]	1,738	41,712
Procter & Gamble Co. (The)	769,564	69,145,326
Spectrum Brands Holdings Inc.	7,464	1,037,571
WD-40 Co.	4,481	488,205

		115,363,997

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	195,468	$2,185,332
Atlantic Power Corp.[a]	32,380	85,807
Atlantica Yield PLC	18,063	378,600
Calpine Corp.[a]	105,751	1,168,549
Dynegy Inc.[a,b]	37,040	291,134
NRG Energy Inc.	93,949	1,756,846
NRG Yield Inc. Class A	9,530	165,727
NRG Yield Inc. Class C	17,878	316,441
Ormat Technologies Inc.	11,339	647,230
Pattern Energy Group Inc.	20,096	404,533
TerraForm Global Inc. Class A	33,188	159,302
TerraForm Power Inc.[a,b]	26,078	322,585
Vivint Solar Inc.[a,b]	5,846	16,369

		7,898,455
INDUSTRIAL CONGLOMERATES — 2.02%
3M Co.	176,928	33,851,634
Carlisle Companies Inc.	18,578	1,976,885
General Electric Co.	2,621,143	78,110,061
Honeywell International Inc.	228,916	28,584,741
Raven Industries Inc.	10,329	300,058
Roper Technologies Inc.	30,076	6,210,393

		149,033,772
INSURANCE — 2.89%
Aflac Inc.	120,399	8,719,296
Alleghany Corp.[a]	4,391	2,698,972
Allied World Assurance Co. Holdings AG	26,124	1,387,184
Allstate Corp. (The)	112,109	9,135,762
Ambac Financial Group Inc.[a]	10,524	198,483
American Equity Investment Life Holding Co.	22,360	528,367
American Financial Group Inc./OH	20,425	1,948,953
American International Group Inc.	306,274	19,120,686
American National Insurance Co.	2,050	241,962
AMERISAFE Inc.	5,170	335,533
AmTrust Financial Services Inc.	27,009	498,586
Aon PLC	78,731	9,344,582
Arch Capital Group Ltd.[a]	34,741	3,292,405
Argo Group International Holdings Ltd.	8,220	557,316
Arthur J Gallagher & Co.	52,426	2,964,166
Aspen Insurance Holdings Ltd.	17,930	933,257
Assurant Inc.	17,015	1,627,825
Assured Guaranty Ltd.	37,044	1,374,703
Athene Holding Ltd. Class Aa	8,090	404,419
Atlas Financial Holdings Inc.[a]	3,250	44,363
Axis Capital Holdings Ltd.	25,486	1,708,327
Baldwin & Lyons Inc. Class B	2,487	60,807
Blue Capital Reinsurance Holdings Ltd.	1,765	34,065
Brown & Brown Inc.	35,104	1,464,539
Chubb Ltd.	139,117	18,954,691
Cincinnati Financial Corp.	45,424	3,282,792
Citizens Inc./TXa,b	10,874	80,794
CNA Financial Corp.	7,508	331,628
CNO Financial Group Inc.	49,257	1,009,769
Crawford & Co. Class B	6,061	60,792

29

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Donegal Group Inc. Class A	2,137	$37,654
eHealth Inc.[a]	5,943	71,554
EMC Insurance Group Inc.	1,869	52,444
Employers Holdings Inc.	9,505	360,715
Enstar Group Ltd.[a]	3,294	630,142
Erie Indemnity Co. Class A	7,279	893,133
Everest Re Group Ltd.	11,829	2,765,738
FBL Financial Group Inc. Class A	2,802	183,391
Federated National Holding Co.	3,199	55,759
Fidelity & Guaranty Life	3,813	106,001
First American Financial Corp.	31,806	1,249,340
FNF Group	77,864	3,032,024
Genworth Financial Inc. Class Aa	131,394	541,343
Global Indemnity Ltd.[a]	2,939	113,122
Greenlight Capital Re Ltd. Class Aa	8,032	177,507
Hallmark Financial Services Inc.[a]	4,092	45,217
Hanover Insurance Group Inc. (The)	12,703	1,144,032
Hartford Financial Services Group Inc. (The)	110,397	5,306,784
HCI Group Inc.	1,647	75,070
Heritage Insurance Holdings Inc.	6,704	85,610
Horace Mann Educators Corp.	11,512	472,568
Independence Holding Co.	2,212	41,143
Infinity Property & Casualty Corp.	3,523	336,447
Investors Title Co.	389	61,520
James River Group Holdings Ltd.	3,514	150,610
Kemper Corp.	12,049	480,755
Kinsale Capital Group Inc.	1,979	63,407
Lincoln National Corp.	67,410	4,411,984
Loews Corp.	83,924	3,925,125
Maiden Holdings Ltd.	20,324	284,536
Markel Corp.[a]	4,102	4,002,978
Marsh & McLennan Companies Inc.	156,990	11,599,991
MBIA Inc.[a,b]	41,458	351,149
Mercury General Corp.	8,117	495,056
MetLife Inc.	279,892	14,783,895
National General Holdings Corp.	14,188	337,107
National Western Life Group Inc.[b]	699	212,608
Navigators Group Inc. (The)	7,237	392,969
Old Republic International Corp.	71,609	1,466,552
OneBeacon Insurance Group Ltd. Class A	6,417	102,672
Patriot National Inc.[a,b]	2,357	6,647
Primerica Inc.	12,310	1,011,882
Principal Financial Group Inc.	80,517	5,081,428
ProAssurance Corp.	15,876	956,529
Progressive Corp. (The)	174,286	6,828,525
Prudential Financial Inc.	132,993	14,187,693
Reinsurance Group of America Inc.	19,135	2,429,762
RenaissanceRe Holdings Ltd.	12,322	1,782,377
RLI Corp.	11,218	673,304
Safety Insurance Group Inc.	4,385	307,389
Selective Insurance Group Inc.	16,949	799,145
State Auto Financial Corp.	4,298	117,980
State National Companies Inc.	7,353	105,883
Stewart Information Services Corp.	7,055	311,690
Third Point Reinsurance Ltd.[a,b]	17,071	206,559
Torchmark Corp.	35,173	2,709,728
Travelers Companies Inc. (The)	87,715	10,573,166
Trupanion Inc.[a,b]	2,728	38,792
United Fire Group Inc.	5,175	221,335
United Insurance Holdings Corp.	4,337	69,175
Universal Insurance Holdings Inc.	10,261	251,395
Unum Group	72,068	3,379,269
Validus Holdings Ltd.	22,250	1,254,677

Security	Shares	Value
White Mountains Insurance Group Ltd.	1,267	$1,114,808
WMIH Corp.[a,b]	59,739	86,622
WR Berkley Corp.	28,404	2,006,175
XL Group Ltd.	78,786	3,140,410

		212,897,021
INTERNET & DIRECT MARKETING RETAIL — 2.19%
1-800-Flowers.com Inc. Class Aa	7,239	73,838
Amazon.com Inc.[a]	116,945	103,676,420
Duluth Holdings Inc.[a,b]	2,196	46,753
Etsy Inc.[a]	30,208	321,111
Expedia Inc.	35,539	4,483,956
FTD Companies Inc.[a,b]	5,122	103,157
Gaia Inc.[a]	3,981	39,611
Groupon Inc.[a,b]	108,477	426,315
HSN Inc.	9,531	353,600
Lands’ End Inc.[a,b]	4,238	90,905
Liberty Expedia Holdings Inc. Class Aa	15,745	716,083
Liberty Interactive Corp. QVC Group Series Aa	125,209	2,506,684
Liberty TripAdvisor Holdings Inc. Class Aa	20,710	292,011
Liberty Ventures Series Aa	23,578	1,048,749
Netflix Inc.[a]	122,707	18,137,322
NutriSystem Inc.	8,140	451,770
Overstock.com Inc.[a,b]	3,200	55,040
PetMed Express Inc.	5,565	112,079
Priceline Group Inc. (The)[a]	14,885	26,494,853
Shutterfly Inc.[a]	10,684	515,930
TripAdvisor Inc.[a]	33,918	1,463,901
Wayfair Inc. Class Aa,b	9,143	370,200

		161,780,288
INTERNET SOFTWARE & SERVICES — 4.00%
2U Inc.[a,b]	10,553	418,532
Actua Corp.[a]	10,678	150,026
Akamai Technologies Inc.[a]	51,499	3,074,490
Alarm.com Holdings Inc.[a]	2,290	70,395
Alphabet Inc. Class Aa	88,276	74,840,393
Alphabet Inc. Class Ca	89,218	74,011,684
Amber Road Inc.[a]	2,497	19,277
Angie’s List Inc.[a,b]	11,866	67,636
Appfolio Inc.[a]	1,627	44,254
Apptio Inc. Class Aa,b	2,070	24,281
Autobytel Inc.[a]	2,285	28,631
Bankrate Inc.[a]	12,445	120,094
Bazaarvoice Inc.[a]	31,810	136,783
Benefitfocus Inc.[a,b]	3,084	86,198
Blucora Inc.[a]	11,406	197,324
Box Inc. Class Aa	13,751	224,279
Brightcove Inc.[a]	8,008	71,271
Carbonite Inc.[a]	7,000	142,100
Care.com Inc.[a,b]	3,374	42,209
ChannelAdvisor Corp.[a]	5,719	63,767
Cimpress NVa,b	7,380	636,082
CommerceHub Inc. Series Aa	3,980	61,610
CommerceHub Inc. Series Ca	7,960	123,619
Cornerstone OnDemand Inc.[a]	14,965	581,989
CoStar Group Inc.[a,b]	9,571	1,983,303
Coupa Software Inc.[a,b]	2,772	70,409
DHI Group Inc.[a]	12,831	50,682
eBay Inc.[a]	303,042	10,173,120
Endurance International Group Holdings Inc.[a,b]	16,396	128,709

30

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Envestnet Inc.[a,b]	13,037	$421,095
Facebook Inc. Class Aa	674,702	95,841,419
Five9 Inc.[a]	10,768	177,241
Global Sources Ltd.[a]	2,390	19,717
GoDaddy Inc. Class Aa,b	13,589	515,023
Gogo Inc.[a,b]	15,678	172,458
GrubHub Inc.[a]	23,815	783,275
GTT Communications Inc.[a,b]	7,033	171,254
Hortonworks Inc.[a,b]	11,298	110,833
IAC/InterActiveCorp[a]	21,064	1,552,838
Instructure Inc.[a,b]	4,677	109,442
j2 Global Inc.	14,098	1,182,963
Limelight Networks Inc.[a]	17,883	46,138
Liquidity Services Inc.[a]	6,590	52,720
LivePerson Inc.[a,b]	15,609	106,922
LogMeIn Inc.	15,705	1,531,237
Marchex Inc. Class Ba	7,138	19,415
Match Group Inc.[a,b]	10,235	167,138
Meet Group Inc. (The)[a]	12,176	71,717
MINDBODY Inc. Class Aa	4,241	116,415
New Relic Inc.[a]	6,242	231,391
NIC Inc.	18,241	368,468
Numerex Corp. Class Aa	4,079	19,457
Nutanix Inc. Class Aa,b	4,461	83,733
Pandora Media Inc.[a,b]	67,871	801,556
Q2 Holdings Inc.[a,b]	8,259	287,826
QuinStreet Inc.[a]	9,307	36,297
Quotient Technology Inc.[a]	16,785	160,297
RealNetworks Inc.[a,b]	6,321	30,594
Reis Inc.	2,313	41,403
RetailMeNot Inc.[a]	12,906	104,539
Rightside Group Ltd.[a]	3,399	33,718
Shutterstock Inc.[a,b]	5,474	226,350
SPS Commerce Inc.[a]	5,241	306,546
Stamps.com Inc.[a,b]	4,908	580,862
TechTarget Inc.[a]	4,635	41,854
Trade Desk Inc. (The) Class Aa,b	2,519	93,833
TrueCar Inc.[a,b]	18,877	292,027
Twilio Inc. Class Aa,b	5,834	168,428
Twitter Inc.[a,b]	191,182	2,858,171
VeriSign Inc.[a,b]	26,805	2,334,984
Web.com Group Inc.[a,b]	11,520	222,336
WebMD Health Corp.[a]	10,884	573,369
Xactly Corp.[a,b]	8,288	98,627
XO Group Inc.[a]	7,498	129,041
Yahoo! Inc.[a]	260,869	12,106,930
Yelp Inc.[a]	21,053	689,486
Zillow Group Inc. Class Aa,b	14,954	505,595
Zillow Group Inc. Class Ca	30,202	1,016,901

		295,257,026
IT SERVICES — 3.70%
Accenture PLC Class A	187,721	22,503,993
Acxiom Corp.[a]	24,190	688,689
ALJ Regional Holdings Inc.[a,b]	5,430	20,200
Alliance Data Systems Corp.	16,401	4,083,849
Amdocs Ltd.	43,945	2,680,205
Automatic Data Processing Inc.	137,216	14,049,546
Black Knight Financial Services Inc. Class Aa,b	7,611	291,501
Blackhawk Network Holdings Inc.[a]	17,005	690,403
Booz Allen Hamilton Holding Corp.	33,436	1,183,300
Broadridge Financial Solutions Inc.	35,409	2,406,042

Security	Shares	Value
CACI International Inc. Class Aa	7,472	$876,466
Cardtronics PLC Class Aa	12,824	599,522
Cass Information Systems Inc.	2,989	197,573
Cognizant Technology Solutions Corp. Class Aa	182,013	10,833,414
Computer Sciences Corp.	41,488	2,863,087
Conduent Inc.[a]	60,128	1,008,948
Convergys Corp.	26,179	553,686
CoreLogic Inc./U.S.[a]	27,363	1,114,221
CSG Systems International Inc.	9,570	361,842
CSRA Inc.	48,184	1,411,309
DST Systems Inc.	9,712	1,189,720
EPAM Systems Inc.[a]	14,835	1,120,339
Euronet Worldwide Inc.[a]	15,373	1,314,699
EVERTEC Inc.	18,508	294,277
ExlService Holdings Inc.[a]	9,246	437,891
Fidelity National Information Services Inc.	97,176	7,737,153
First Data Corp. Class Aa	92,115	1,427,782
Fiserv Inc.[a,b]	66,364	7,652,433
FleetCor Technologies Inc.[a]	27,271	4,129,647
Forrester Research Inc.	2,425	96,394
Gartner Inc.[a]	24,126	2,605,367
Genpact Ltd.	41,355	1,023,950
Global Payments Inc.[b]	45,847	3,698,936
Hackett Group Inc. (The)	7,072	137,833
Information Services Group Inc.[a,b]	9,163	28,863
International Business Machines Corp.	264,337	46,031,645
Jack Henry & Associates Inc.	23,870	2,222,297
Leidos Holdings Inc.	39,179	2,003,614
ManTech International Corp./VA Class A	8,170	282,927
MasterCard Inc. Class A	289,834	32,597,630
MAXIMUS Inc.	19,130	1,189,886
MoneyGram International Inc.[a]	8,781	147,609
NCI Inc. Class Aa	1,801	27,105
NeuStar Inc. Class Aa	15,753	522,212
Paychex Inc.	97,212	5,725,787
PayPal Holdings Inc.[a]	340,592	14,652,268
Perficient Inc.[a]	9,136	158,601
PFSweb Inc.[a]	5,249	34,276
Planet Payment Inc.[a]	12,465	49,611
Sabre Corp.	61,122	1,295,175
Science Applications International Corp.	12,976	965,414
ServiceSource International Inc.[a,b]	17,169	66,616
Square Inc. Class Aa,b	17,586	303,886
Sykes Enterprises Inc.[a]	10,896	320,342
Syntel Inc.	10,348	174,157
TeleTech Holdings Inc.	5,231	154,838
Teradata Corp.[a,b]	38,388	1,194,635
Total System Services Inc.	49,332	2,637,289
Travelport Worldwide Ltd.	35,530	418,188
Unisys Corp.[a,b]	15,374	214,467
Vantiv Inc. Class Aa	46,290	2,968,115
Virtusa Corp.[a]	8,891	268,686
Visa Inc. Class A	572,926	50,915,934
Western Union Co. (The)	145,935	2,969,777
WEX Inc.[a]	11,781	1,219,333

		273,045,400
LEISURE PRODUCTS — 0.15%
Acushnet Holdings Corp.[a]	6,671	115,275
American Outdoor Brands Corp.[a,b]	17,210	340,930
Brunswick Corp./DE	26,853	1,643,404
Callaway Golf Co.	27,112	300,130

31

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Escalade Inc.	2,827	$36,468
Hasbro Inc.	33,603	3,354,251
JAKKS Pacific Inc.[a]	6,226	34,243
Johnson Outdoors Inc. Class A	1,718	62,707
Malibu Boats Inc. Class Aa,b	5,426	121,814
Marine Products Corp.	1,471	15,990
Mattel Inc.	100,955	2,585,457
MCBC Holdings Inc.	1,998	32,308
Nautilus Inc.[a]	8,701	158,793
Polaris Industries Inc.[b]	17,841	1,495,076
Sturm Ruger & Co. Inc.[b]	5,389	288,581
Vista Outdoor Inc.[a]	18,142	373,544

		10,958,971
LIFE SCIENCES TOOLS & SERVICES — 0.74%
Accelerate Diagnostics Inc.[a,b]	6,329	153,162
Agilent Technologies Inc.	97,783	5,169,787
Albany Molecular Research Inc.[a]	6,525	91,546
Bio-Rad Laboratories Inc. Class Aa	6,394	1,274,580
Bio-Techne Corp.	11,227	1,141,224
Bruker Corp.	30,305	707,016
Cambrex Corp.[a]	9,905	545,270
Charles River Laboratories International Inc.[a]	13,864	1,247,067
ChromaDex Corp.[a,b]	8,418	22,644
Enzo Biochem Inc.[a]	11,664	97,628
Fluidigm Corp.[a,b]	6,797	38,675
Illumina Inc.[a]	43,906	7,492,120
INC Research Holdings Inc.[a]	11,972	548,916
Luminex Corp.	11,232	206,332
Medpace Holdings Inc.[a]	2,375	70,894
Mettler-Toledo International Inc.[a]	7,918	3,792,009
NanoString Technologies Inc.[a]	6,100	121,207
NeoGenomics Inc.[a]	13,946	110,034
Pacific Biosciences of California Inc.[a,b]	28,465	147,164
PAREXEL International Corp.[a]	16,000	1,009,760
Patheon NVa,b	9,661	254,471
PerkinElmer Inc.	32,943	1,912,670
PRA Health Sciences Inc.[a]	7,270	474,222
QIAGEN NV	66,974	1,940,237
Quintiles IMS Holdings Inc.[a]	41,875	3,372,194
Thermo Fisher Scientific Inc.	118,076	18,136,473
VWR Corp.[a,b]	22,890	645,498
Waters Corp.[a]	23,274	3,637,959

		54,360,759
MACHINERY — 1.88%
Actuant Corp. Class A	18,155	478,384
AGCO Corp.	20,792	1,251,263
Alamo Group Inc.	2,799	213,256
Albany International Corp. Class A	9,196	423,476
Allison Transmission Holdings Inc.	41,935	1,512,176
Altra Industrial Motion Corp.	7,598	295,942
American Railcar Industries Inc.	2,792	114,751
Astec Industries Inc.	5,560	341,912
Barnes Group Inc.	15,493	795,411
Blue Bird Corp.[a]	1,432	24,559
Briggs & Stratton Corp.	13,728	308,194
Caterpillar Inc.	167,275	15,516,429
Chart Industries Inc.[a]	8,443	294,998
CIRCOR International Inc.	5,049	300,113
Colfax Corp.[a,b]	29,351	1,152,320

Security	Shares	Value
Columbus McKinnon Corp./NY	5,516	$136,907
Crane Co.	14,981	1,121,028
Cummins Inc.	47,308	7,152,970
Deere & Co.	94,202	10,254,830
DMC Global Inc.	4,129	51,200
Donaldson Co. Inc.	37,617	1,712,326
Douglas Dynamics Inc.	6,282	192,543
Dover Corp.	46,386	3,727,115
Energy Recovery Inc.[a,b]	10,157	84,506
EnPro Industries Inc.	6,958	495,131
ESCO Technologies Inc.	7,569	439,759
ExOne Co. (The)[a,b]	3,535	36,022
Federal Signal Corp.	17,152	236,869
Flowserve Corp.	38,875	1,882,327
Fortive Corp.	91,095	5,485,741
Franklin Electric Co. Inc.	13,365	575,363
FreightCar America Inc.	3,288	41,199
Gencor Industries Inc.[a]	2,266	33,877
Global Brass & Copper Holdings Inc.	6,070	208,808
Gorman-Rupp Co. (The)	5,423	170,282
Graco Inc.	16,927	1,593,508
Graham Corp.	2,963	68,149
Greenbrier Companies Inc. (The)	7,734	333,335
Hardinge Inc.	3,417	38,407
Harsco Corp.[a]	22,947	292,574
Hillenbrand Inc.	17,704	634,688
Hurco Companies Inc.	1,851	57,566
Hyster-Yale Materials Handling Inc.	2,872	161,952
IDEX Corp.	23,028	2,153,348
Illinois Tool Works Inc.	88,757	11,757,640
Ingersoll-Rand PLC	77,224	6,279,856
ITT Inc.	26,763	1,097,818
John Bean Technologies Corp.	9,022	793,485
Joy Global Inc.	28,394	802,130
Kadant Inc.	3,234	191,938
Kennametal Inc.	23,432	919,237
Lincoln Electric Holdings Inc.	18,084	1,570,776
Lindsay Corp.	3,510	309,301
Lydall Inc.[a]	4,867	260,871
Manitowoc Co. Inc. (The)[a]	42,304	241,133
Meritor Inc.[a]	22,955	393,219
Middleby Corp. (The)[a,b]	17,186	2,345,030
Milacron Holdings Corp.[a,b]	4,197	78,106
Miller Industries Inc./TN	3,065	80,763
Mueller Industries Inc.	17,759	607,891
Mueller Water Products Inc. Class A	44,356	524,288
Navistar International Corp.[a,b]	15,760	388,011
NN Inc.	7,780	196,056
Nordson Corp.	17,129	2,104,126
Omega Flex Inc.	822	39,283
Oshkosh Corp.	21,943	1,505,070
PACCAR Inc.	102,591	6,894,115
Parker-Hannifin Corp.	40,089	6,427,068
Pentair PLC	50,439	3,166,560
Proto Labs Inc.[a,b]	7,632	389,995
RBC Bearings Inc.[a]	7,120	691,281
REV Group Inc.[a]	3,745	103,250
Rexnord Corp.[a]	24,375	562,575
Snap-on Inc.	17,284	2,915,292
SPX Corp.[a]	11,596	281,203
SPX FLOW Inc.[a]	11,596	402,497
Standex International Corp.	3,472	347,721
Stanley Black & Decker Inc.	44,945	5,971,842

32

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Sun Hydraulics Corp.	7,681	$277,361
Supreme Industries Inc. Class A	3,845	77,900
Tennant Co.	5,301	385,118
Terex Corp.	31,285	982,349
Timken Co. (The)	20,684	934,917
Titan International Inc.	13,129	135,754
Toro Co. (The)	32,483	2,028,888
TriMas Corp.[a]	12,642	262,322
Trinity Industries Inc.	43,871	1,164,775
Wabash National Corp.[b]	19,296	399,234
WABCO Holdings Inc.[a]	16,059	1,885,648
Wabtec Corp./DE	26,133	2,038,374
Watts Water Technologies Inc. Class A	8,039	501,232
Welbilt Inc.[a,b]	37,377	733,711
Woodward Inc.	15,592	1,059,009
Xylem Inc./NY	54,008	2,712,282

		138,613,815
MARINE — 0.02%
Costamare Inc.	7,751	51,622
Kirby Corp.[a,b]	15,643	1,103,614
Matson Inc.	13,766	437,208
Scorpio Bulkers Inc.[a]	20,508	188,673

		1,781,117
MEDIA — 3.12%
AMC Entertainment Holdings Inc. Class A	15,952	501,690
AMC Networks Inc. Class Aa	18,079	1,060,876
Cable One Inc.	1,402	875,507
CBS Corp. Class B NVS	108,411	7,519,387
Central European Media Enterprises Ltd. Class Aa,b	21,516	66,700
Charter Communications Inc. Class Aa	60,273	19,728,558
Cinemark Holdings Inc.	31,403	1,392,409
Clear Channel Outdoor Holdings Inc. Class A	11,621	70,307
Comcast Corp. Class A	1,449,035	54,469,226
Daily Journal Corp.[a,b]	220	47,144
Discovery Communications Inc. Class Aa,b	44,387	1,291,218
Discovery Communications Inc. Class C NVS[a]	66,465	1,881,624
DISH Network Corp. Class Aa	65,398	4,152,119
Entercom Communications Corp. Class Ab	6,628	94,780
Entravision Communications Corp. Class A	23,082	143,108
Eros International PLC[a,b]	8,547	88,034
EW Scripps Co. (The) Class Aa	17,606	412,685
Gannett Co. Inc.	32,282	270,523
Global Eagle Entertainment Inc.[a,b]	12,052	38,446
Gray Television Inc.[a]	18,728	271,556
Hemisphere Media Group Inc.[a]	2,378	27,942
IMAX Corp.[a,b]	17,045	579,530
Interpublic Group of Companies Inc. (The)	120,332	2,956,557
John Wiley & Sons Inc. Class A	12,849	691,276
Liberty Broadband Corp. Class Aa,b	8,026	682,932
Liberty Broadband Corp. Class Ca	31,353	2,708,899
Liberty Media Corp.-Liberty Braves Class Aa	3,002	71,868
Liberty Media Corp.-Liberty Braves Class Ca	9,876	233,567
Liberty Media Corp.-Liberty Formula One Class Aa	7,403	242,078
Liberty Media Corp.-Liberty Formula One Class Ca,b	14,351	490,087
Liberty Media Corp.-Liberty SiriusXM Class Aa	26,958	1,049,205
Liberty Media Corp.-Liberty SiriusXM Class Ca	54,271	2,104,629
Lions Gate Entertainment Corp. Class A	13,451	357,259
Lions Gate Entertainment Corp. Class Ba	31,083	757,804
Live Nation Entertainment Inc.[a]	38,858	1,180,117

Security	Shares	Value
Loral Space & Communications Inc.[a,b]	3,595	$141,643
Madison Square Garden Co. (The)[a]	5,718	1,141,942
MDC Partners Inc. Class A	13,591	127,755
Meredith Corp.	11,161	721,001
MSG Networks Inc. Class Aa,b	17,206	401,760
National CineMedia Inc.	20,315	256,578
New Media Investment Group Inc.	12,852	182,627
New York Times Co. (The) Class A	39,723	572,011
News Corp. Class A	115,596	1,502,748
News Corp. Class B	39,487	533,075
Nexstar Media Group Inc. Class A	12,904	905,216
Omnicom Group Inc.	70,854	6,108,323
Radio One Inc. Class Da	7,268	23,984
Reading International Inc. Class Aa	4,875	75,758
Regal Entertainment Group Class A	23,221	524,330
Saga Communications Inc. Class A	1,297	66,212
Salem Media Group Inc. Class A	3,244	24,168
Scholastic Corp.	8,021	341,454
Scripps Networks Interactive Inc. Class A	24,394	1,911,758
Sinclair Broadcast Group Inc. Class A	21,865	885,533
Sirius XM Holdings Inc.[b]	527,195	2,715,054
TEGNA Inc.	64,484	1,652,080
Time Inc.	31,470	608,945
Time Warner Inc.	236,698	23,127,762
Townsquare Media Inc. Class Aa	2,486	30,279
Tribune Media Co. Class A	22,874	852,514
tronc Inc.[a]	10,121	140,884
Twenty-First Century Fox Inc. Class A	325,666	10,548,322
Twenty-First Century Fox Inc. Class B	146,303	4,649,509
Viacom Inc. Class A	2,852	139,035
Viacom Inc. Class B NVS	103,928	4,845,123
Walt Disney Co. (The)	487,846	55,316,858
World Wrestling Entertainment Inc. Class A	11,621	258,219

		229,842,107
METALS & MINING — 0.47%
AK Steel Holding Corp.[a]	92,574	665,607
Alcoa Corp.	43,320	1,490,208
Allegheny Technologies Inc.	32,198	578,276
Ampco-Pittsburgh Corp.	2,486	34,928
Carpenter Technology Corp.	13,717	511,644
Century Aluminum Co.[a]	14,681	186,302
Cliffs Natural Resources Inc.[a]	83,796	687,965
Coeur Mining Inc.[a,b]	54,019	436,474
Commercial Metals Co.	32,830	628,038
Compass Minerals International Inc.[b]	10,358	702,790
Ferroglobe PLC	15,827	—
Ferroglobe PLC	17,171	177,376
Freeport-McMoRan Inc.[a]	398,681	5,326,378
Gerber Scientific Inc. Escrow[a]	5,665	57
Gold Resource Corp.[b]	14,709	66,485
Handy & Harman Ltd.[a]	1,719	46,757
Haynes International Inc.	3,390	129,227
Hecla Mining Co.	114,073	603,446
Kaiser Aluminum Corp.	5,595	447,040
Materion Corp.	5,682	190,631
Newmont Mining Corp.	159,551	5,258,801
Nucor Corp.	95,678	5,713,890
Olympic Steel Inc.	2,449	45,453
Ramaco Resources Inc.[a]	1,798	17,387
Real Industry Inc.[a,b]	6,428	18,320
Reliance Steel & Aluminum Co.	20,627	1,650,573

33

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Royal Gold Inc.	19,561	$1,370,248
Ryerson Holding Corp.[a,b]	3,111	39,199
Schnitzer Steel Industries Inc. Class A	7,190	148,473
Southern Copper Corp.	24,843	891,615
Steel Dynamics Inc.	70,662	2,456,211
Stillwater Mining Co.[a]	38,321	661,804
SunCoke Energy Inc.[a]	19,971	178,940
Tahoe Resources Inc.	88,544	711,008
TimkenSteel Corp.[a]	11,537	218,165
U.S. Steel Corp.	45,702	1,545,185
Worthington Industries Inc.	12,924	582,743

		34,417,644
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AG Mortgage Investment Trust Inc.	7,096	128,083
AGNC Investment Corp.	99,801	1,985,042
Altisource Residential Corp.	15,961	243,405
Annaly Capital Management Inc.	302,982	3,366,130
Anworth Mortgage Asset Corp.	22,935	127,289
Apollo Commercial Real Estate Finance Inc.	23,693	445,665
Ares Commercial Real Estate Corp.	8,423	112,700
ARMOUR Residential REIT Inc.	9,652	219,197
Capstead Mortgage Corp.[b]	26,236	276,527
Chimera Investment Corp.	57,948	1,169,391
CYS Investments Inc.	49,426	392,937
Dynex Capital Inc.	15,598	110,590
Great Ajax Corp.	6,929	90,423
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,822	259,004
Invesco Mortgage Capital Inc.	34,832	537,109
Ladder Capital Corp.	12,086	174,522
MFA Financial Inc.	111,213	898,601
MTGE Investment Corp.	11,802	197,684
New Residential Investment Corp.	88,730	1,506,635
New York Mortgage Trust Inc.[b]	29,124	179,695
Orchid Island Capital Inc.[b]	9,219	92,098
Owens Realty Mortgage Inc.	2,966	52,795
PennyMac Mortgage Investment Trust[c]	18,974	336,789
Redwood Trust Inc.	22,369	371,549
Resource Capital Corp.	8,843	86,396
Starwood Property Trust Inc.	74,821	1,689,458
Two Harbors Investment Corp.	103,290	990,551
Western Asset Mortgage Capital Corp.[b]	12,985	126,864

		16,167,129
MULTI-UTILITIES — 0.94%
Ameren Corp.	73,007	3,985,452
Avista Corp.	18,885	737,459
Black Hills Corp.	15,891	1,056,275
CenterPoint Energy Inc.	130,239	3,590,689
CMS Energy Corp.	83,134	3,719,415
Consolidated Edison Inc.	91,461	7,102,861
Dominion Resources Inc./VA	184,525	14,313,604
DTE Energy Co.	53,580	5,471,054
MDU Resources Group Inc.	57,330	1,569,122
NiSource Inc.	96,231	2,289,335
NorthWestern Corp.	14,474	849,624
Public Service Enterprise Group Inc.	151,776	6,731,266
SCANA Corp.	38,669	2,527,019
Sempra Energy	74,849	8,270,815
Unitil Corp.	3,965	178,544
Vectren Corp.	24,706	1,448,019
WEC Energy Group Inc.	95,470	5,788,346

		69,628,899

Security	Shares	Value
MULTILINE RETAIL — 0.39%
Big Lots Inc.	13,887	$676,019
Dillard’s Inc. Class A	5,177	270,446
Dollar General Corp.	85,096	5,933,744
Dollar Tree Inc.[a]	68,434	5,369,332
Fred’s Inc. Class Ab	10,565	138,402
JC Penney Co. Inc.[a,b]	93,973	578,874
Kohl’s Corp.	51,487	2,049,697
Macy’s Inc.	92,190	2,732,512
Nordstrom Inc.	36,807	1,714,102
Ollie’s Bargain Outlet Holdings Inc.[a,b]	6,133	205,455
Sears Holdings Corp.[a,b]	3,797	43,628
Target Corp.	166,137	9,169,101
Tuesday Morning Corp.[a,b]	11,876	44,535

		28,925,847
OIL, GAS & CONSUMABLE FUELS — 5.04%
Abraxas Petroleum Corp.[a]	48,674	98,321
Adams Resources & Energy Inc.	695	25,958
Alon USA Energy Inc.	10,463	127,544
Anadarko Petroleum Corp.	168,370	10,438,940
Antero Resources Corp.[a]	53,462	1,219,468
Apache Corp.	113,626	5,839,240
Ardmore Shipping Corp.	5,119	41,208
Bill Barrett Corp.[a,b]	18,293	83,233
Cabot Oil & Gas Corp.	137,903	3,297,261
California Resources Corp.[a,b]	10,680	160,627
Callon Petroleum Co.[a]	55,172	726,064
Carrizo Oil & Gas Inc.[a,b]	18,509	530,468
Cheniere Energy Inc.[a]	60,588	2,863,995
Chesapeake Energy Corp.[a,b]	183,441	1,089,640
Chevron Corp.	565,250	60,690,892
Cimarex Energy Co.	27,953	3,340,104
Clayton Williams Energy Inc.[a]	1,767	233,385
Clean Energy Fuels Corp.[a]	18,738	47,782
Cobalt International Energy Inc.[a,b]	106,255	56,676
Concho Resources Inc.[a]	42,126	5,406,451
ConocoPhillips	372,956	18,599,316
CONSOL Energy Inc.	69,621	1,168,240
Contango Oil & Gas Co.[a]	5,565	40,736
Continental Resources Inc./OKa,b	25,612	1,163,297
CVR Energy Inc.	4,614	92,649
Delek U.S. Holdings Inc.	19,589	475,425
Denbury Resources Inc.[a]	99,632	257,051
Devon Energy Corp.	156,570	6,532,100
DHT Holdings Inc.	31,050	138,793
Diamondback Energy Inc.[a]	26,917	2,791,697
Dorian LPG Ltd.[a,b]	6,958	73,268
Earthstone Energy Inc.[a]	353	4,504
Eclipse Resources Corp.[a]	8,546	21,707
Energen Corp.[a]	29,112	1,584,857
EOG Resources Inc.	165,400	16,134,770
EP Energy Corp. Class Aa,b	9,892	46,987
EQT Corp.	51,442	3,143,106
Erin Energy Corp.[a,b]	3,966	9,518
Evolution Petroleum Corp.	4,371	34,968
EXCO Resources Inc.[a,b]	42,988	26,648
Extraction Oil & Gas Inc.[a,b]	12,873	238,794

34

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Exxon Mobil Corp.	1,253,860	$102,829,059
Frontline Ltd./Bermuda[b]	23,232	156,584
GasLog Ltd.	12,246	187,976
Gener8 Maritime Inc.[a]	16,180	91,741
Golar LNG Ltd.	28,535	796,983
Green Plains Inc.	10,773	266,632
Gulfport Energy Corp.[a]	47,525	816,955
Hess Corp.	84,604	4,078,759
HollyFrontier Corp.	48,049	1,361,709
International Seaways Inc.[a]	3,513	67,169
Isramco Inc.[a]	237	27,765
Jagged Peak Energy Inc.[a]	9,468	123,463
Jones Energy Inc. Class Aa,b	11,723	29,893
Kinder Morgan Inc./DE	579,370	12,595,504
Kosmos Energy Ltd.[a,b]	44,126	293,879
Laredo Petroleum Inc.[a]	44,063	643,320
Marathon Oil Corp.	254,627	4,023,107
Marathon Petroleum Corp.	157,445	7,957,270
Matador Resources Co.[a]	26,265	624,844
Murphy Oil Corp.	48,359	1,382,584
Navios Maritime Acquisition Corp.	23,265	40,016
Newfield Exploration Co.[a]	59,300	2,188,763
Noble Energy Inc.	127,634	4,382,952
Nordic American Tankers Ltd.[b]	33,140	271,085
Northern Oil and Gas Inc.[a,b]	17,918	46,587
Oasis Petroleum Inc.[a]	68,951	983,241
Occidental Petroleum Corp.	229,642	14,550,117
ONEOK Inc.	62,938	3,489,283
Overseas Shipholding Group Inc. Series A	9,865	38,079
Pacific Ethanol Inc.[a,b]	5,704	39,072
Panhandle Oil and Gas Inc. Class A	3,964	76,109
Par Pacific Holdings Inc.[a,b]	8,976	148,014
Parsley Energy Inc. Class Aa	66,626	2,166,011
PBF Energy Inc.	32,532	721,234
PDC Energy Inc.[a,b]	16,532	1,030,770
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	135,781	10,756,571
Pioneer Natural Resources Co.	49,011	9,127,319
QEP Resources Inc.[a]	70,708	898,699
Range Resources Corp.	61,876	1,800,592
Renewable Energy Group Inc.[a,b]	11,616	121,387
REX American Resources Corp.[a]	1,810	163,787
Rice Energy Inc.[a]	32,422	768,401
Ring Energy Inc.[a,b]	14,595	157,918
RSP Permian Inc.[a]	29,089	1,205,157
Sanchez Energy Corp.[a]	14,419	137,557
Scorpio Tankers Inc.	52,870	234,743
SemGroup Corp. Class A	19,608	705,888
Ship Finance International Ltd.	18,645	274,081
SM Energy Co.	28,904	694,274
Southwestern Energy Co.[a]	145,164	1,185,990
SRC Energy Inc.[a,b]	53,991	455,684
Targa Resources Corp.	53,055	3,177,994
Teekay Corp.	12,820	117,303
Teekay Tankers Ltd. Class A	29,455	60,383
Tesoro Corp.	36,259	2,939,155
Valero Energy Corp.	140,687	9,326,141
W&T Offshore Inc.[a]	9,763	27,043
Western Refining Inc.	23,878	837,401
Westmoreland Coal Co.[a]	4,854	70,480
Whiting Petroleum Corp.[a]	58,918	557,364
WildHorse Resource Development Corp.[a]	5,932	73,794
Williams Companies Inc. (The)	223,982	6,627,627
World Fuel Services Corp.	20,259	734,389
WPX Energy Inc.[a]	114,835	1,537,641

		372,196,980

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	11,022	$294,287
Clearwater Paper Corp.[a]	5,198	291,088
Deltic Timber Corp.	3,119	243,656
Domtar Corp.	18,670	681,829
KapStone Paper and Packaging Corp.	25,175	581,543
Louisiana-Pacific Corp.[a]	43,826	1,087,761
Neenah Paper Inc.	5,298	395,761
PH Glatfelter Co.	11,972	260,271
Schweitzer-Mauduit International Inc.	8,734	361,762

		4,197,958
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.[a]	134,920	593,648
Coty Inc. Class A	138,864	2,517,604
Edgewell Personal Care Co.[a]	17,278	1,263,713
elf Beauty Inc.[a,b]	2,875	82,800
Estee Lauder Companies Inc. (The) Class A	65,117	5,521,271
Herbalife Ltd.[a,b]	22,157	1,288,208
Inter Parfums Inc.	4,589	167,728
Lifevantage Corp.[a]	4,054	21,770
Medifast Inc.	3,936	174,640
Natural Health Trends Corp.[b]	2,086	60,286
Nature’s Sunshine Products Inc.	3,306	33,060
Nu Skin Enterprises Inc. Class A	16,534	918,298
Nutraceutical International Corp.	2,264	70,524
Revlon Inc. Class Aa	3,251	90,540
Synutra International Inc.[a,b]	4,892	29,107
USANA Health Sciences Inc.[a,b]	3,456	199,066

		13,032,263
PHARMACEUTICALS — 4.37%
AcelRx Pharmaceuticals Inc.[a,b]	10,417	32,814
Aclaris Therapeutics Inc.[a]	4,134	123,276
Aerie Pharmaceuticals Inc.[a]	9,276	420,667
Agile Therapeutics Inc.[a]	2,977	9,541
Akorn Inc.[a,b]	24,867	598,797
Allergan PLC	100,678	24,053,988
Amphastar Pharmaceuticals Inc.[a,b]	11,949	173,260
Ampio Pharmaceuticals Inc.[a,b]	12,898	10,318
ANI Pharmaceuticals Inc.[a,b]	1,957	96,891
Aratana Therapeutics Inc.[a,b]	7,183	38,070
Axsome Therapeutics Inc.[a]	3,261	12,718
Bio-Path Holdings Inc.[a,b]	24,407	20,187
Bristol-Myers Squibb Co.	502,396	27,320,294
Catalent Inc.[a]	28,968	820,374
Cempra Inc.[a,b]	12,514	46,927
Clearside Biomedical Inc.[a]	2,402	19,072
Collegium Pharmaceutical Inc.[a,b]	6,423	64,615
Corcept Therapeutics Inc.[a,b]	26,128	286,363
Depomed Inc.[a,b]	16,952	212,748
Dermira Inc.[a]	9,705	331,037
DURECT Corp.[a,b]	29,485	30,959
Egalet Corp.[a,b]	6,499	33,145
Eli Lilly & Co.	293,464	24,683,257
Endo International PLC[a]	60,611	676,419

35

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Endocyte Inc.[a]	12,632	$32,464
Flex Pharma Inc.[a]	1,524	6,706
Heska Corp.[a]	1,481	155,475
Horizon Pharma PLC[a,b]	47,445	701,237
Impax Laboratories Inc.[a]	20,823	263,411
Innoviva Inc.[a]	22,026	304,620
Intersect ENT Inc.[a,b]	9,115	156,322
Intra-Cellular Therapies Inc.[a]	10,456	169,910
Johnson & Johnson	826,201	102,903,334
Lannett Co. Inc.[a,b]	7,233	161,658
Lipocine Inc.[a,b]	4,900	19,110
Mallinckrodt PLC[a]	32,886	1,465,729
Medicines Co. (The)[a]	19,960	976,044
Merck & Co. Inc.	832,978	52,927,422
Mylan NVa	137,643	5,366,701
MyoKardia Inc.[a,b]	1,801	23,683
Nektar Therapeutics[a,b]	40,961	961,355
Neos Therapeutics Inc.[a,b]	1,626	11,707
Novan Inc.[a,b]	2,649	16,901
Ocular Therapeutix Inc.[a]	5,000	46,400
Omeros Corp.[a,b]	11,389	172,202
Pacira Pharmaceuticals Inc./DEa	10,278	468,677
Paratek Pharmaceuticals Inc.[a,b]	7,873	151,555
Perrigo Co. PLC	41,718	2,769,658
Pfizer Inc.	1,806,740	61,808,575
Phibro Animal Health Corp. Series A	5,980	168,038
Prestige Brands Holdings Inc.[a]	15,669	870,570
Reata Pharmaceuticals Inc. Series Aa,b	1,705	38,618
Revance Therapeutics Inc.[a,b]	7,592	157,914
SciClone Pharmaceuticals Inc.[a]	14,651	143,580
Sucampo Pharmaceuticals Inc. Class Aa	7,445	81,895
Supernus Pharmaceuticals Inc.[a]	15,006	469,688
Teligent Inc.[a,b]	8,610	67,244
Tetraphase Pharmaceuticals Inc.[a,b]	9,807	90,126
TherapeuticsMD Inc.[a,b]	45,938	330,754
Theravance Biopharma Inc.[a,b]	12,094	445,301
Titan Pharmaceuticals Inc.[a]	5,512	18,190
WaVe Life Sciences Ltd.[a,b]	2,170	59,675
Zoetis Inc.	136,523	7,286,232
Zogenix Inc.[a,b]	8,049	87,332

		322,471,750
PROFESSIONAL SERVICES — 0.36%
Acacia Research Corp.[a]	13,218	76,004
Advisory Board Co. (The)[a]	11,884	556,171
Barrett Business Services Inc.	2,013	109,950
CBIZ Inc.[a,b]	16,866	228,534
CEB Inc.	9,467	744,106
Cogint Inc.[a]	4,445	20,669
CRA International Inc.	3,038	107,333
Dun & Bradstreet Corp. (The)	11,013	1,188,743
Equifax Inc.	35,742	4,887,361
Exponent Inc.	7,679	457,285
Franklin Covey Co.[a,b]	3,827	77,305
FTI Consulting Inc.[a]	12,681	522,077
GP Strategies Corp.[a]	3,073	77,747
Heidrick & Struggles International Inc.	5,135	135,307
Hill International Inc.[a]	6,784	28,154
Huron Consulting Group Inc.[a]	6,600	277,860
ICF International Inc.[a]	5,535	228,596
Insperity Inc.	5,039	446,707
Kelly Services Inc. Class A	7,410	161,983

Security	Shares	Value
Kforce Inc.	8,116	$192,755
Korn/Ferry International	18,188	572,740
ManpowerGroup Inc.	20,019	2,053,349
Mistras Group Inc.[a,b]	4,379	93,623
Navigant Consulting Inc.[a]	14,620	334,213
Nielsen Holdings PLC	107,744	4,450,905
On Assignment Inc.[a]	15,249	740,034
Resources Connection Inc.	7,443	124,670
Robert Half International Inc.	37,528	1,832,492
RPX Corp.[a]	14,837	178,044
TransUnion[a]	15,517	595,077
TriNet Group Inc.[a]	11,467	331,396
TrueBlue Inc.[a]	11,483	314,060
Verisk Analytics Inc. Class Aa,b	45,819	3,717,754
WageWorks Inc.[a]	11,201	809,832

		26,672,836
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	13,721	610,859
Altisource Portfolio Solutions SAa,b	4,135	152,168
CBRE Group Inc. Class Aa	90,734	3,156,636
Consolidated-Tomoka Land Co.	1,140	61,036
Forestar Group Inc.[a]	9,816	133,988
FRP Holdings Inc.[a,b]	1,804	72,160
Griffin Industrial Realty Inc.	193	5,973
HFF Inc. Class A	10,955	303,125
Howard Hughes Corp. (The)[a]	10,695	1,253,989
Jones Lang LaSalle Inc.	13,573	1,512,711
Kennedy-Wilson Holdings Inc.	23,307	517,415
Marcus & Millichap Inc.[a]	3,863	94,953
RE/MAX Holdings Inc. Class A	5,106	303,552
Realogy Holdings Corp.	43,079	1,283,324
RMR Group Inc. (The) Class A	1,892	93,654
St. Joe Co. (The)[a,b]	14,984	255,477
Stratus Properties Inc.	1,851	50,717
Tejon Ranch Co.[a,b]	3,824	83,707
Trinity Place Holdings Inc.[a,b]	13,087	95,666

		10,041,110
ROAD & RAIL — 0.88%
AMERCO	1,835	699,484
ArcBest Corp.	7,119	185,094
Avis Budget Group Inc.[a]	22,926	678,151
Celadon Group Inc.	8,851	57,974
Covenant Transportation Group Inc. Class Aa	3,076	57,829
CSX Corp.	287,396	13,378,284
Genesee & Wyoming Inc. Class Aa,b	18,126	1,230,030
Heartland Express Inc.	13,664	273,963
Hertz Global Holdings Inc.[a,b]	22,582	396,088
JB Hunt Transport Services Inc.	26,522	2,433,128
Kansas City Southern	32,440	2,782,055
Knight Transportation Inc.	20,892	654,964
Landstar System Inc.	12,366	1,059,148
Marten Transport Ltd.	6,451	151,276
Norfolk Southern Corp.	88,490	9,908,225
Old Dominion Freight Line Inc.	20,635	1,765,737
PAM Transportation Services Inc.[a]	921	15,003
Roadrunner Transportation Systems Inc.[a]	7,760	53,311
Ryder System Inc.	16,431	1,239,555
Saia Inc.[a]	8,301	367,734
Swift Transportation Co.[a,b]	20,927	429,841

36

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Union Pacific Corp.	253,768	$26,879,107
Universal Logistics Holdings Inc.	1,426	20,463
USA Truck Inc.[a]	1,795	13,193
Werner Enterprises Inc.	12,502	327,552
YRC Worldwide Inc.[a]	8,088	89,049

		65,146,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.21%
Advanced Energy Industries Inc.[a]	11,294	774,317
Advanced Micro Devices Inc.[a,b]	222,024	3,230,449
Alpha & Omega Semiconductor Ltd.[a]	4,963	85,314
Ambarella Inc.[a,b]	9,922	542,833
Amkor Technology Inc.[a]	33,348	386,503
Analog Devices Inc.	108,856	8,920,749
Applied Materials Inc.	328,153	12,765,152
Axcelis Technologies Inc.[a]	7,357	138,312
Broadcom Ltd.	113,405	24,831,159
Brooks Automation Inc.	18,753	420,067
Cabot Microelectronics Corp.	7,552	578,559
Cavium Inc.[a]	19,073	1,366,771
CEVA Inc.[a]	6,473	229,791
Cirrus Logic Inc.[a]	18,224	1,106,015
Cohu Inc.	6,563	121,153
Cree Inc.[a,b]	29,427	786,584
Cypress Semiconductor Corp.	94,863	1,305,315
Diodes Inc.[a]	12,617	303,439
DSP Group Inc.[a]	6,524	78,288
Entegris Inc.[a]	40,649	951,187
Exar Corp.[a]	10,601	137,919
First Solar Inc.[a,b]	22,314	604,709
FormFactor Inc.[a,b]	18,158	215,172
GigPeak Inc.[a]	13,607	41,910
Ichor Holdings Ltd.[a]	2,025	40,156
Impinj Inc.[a,b]	1,684	50,975
Inphi Corp.[a,b]	12,636	616,889
Integrated Device Technology Inc.[a]	39,076	924,929
Intel Corp.	1,420,993	51,255,217
IXYS Corp.	7,110	103,450
KLA-Tencor Corp.	47,012	4,469,431
Kopin Corp.[a]	18,997	77,888
Lam Research Corp.	47,871	6,144,721
Lattice Semiconductor Corp.[a]	33,088	228,969
MACOM Technology Solutions Holdings Inc.[a,b]	9,117	440,351
Marvell Technology Group Ltd.	119,252	1,819,785
Maxim Integrated Products Inc.	84,218	3,786,441
MaxLinear Inc. Class Aa	17,940	503,217
Microchip Technology Inc.	62,837	4,636,114
Micron Technology Inc.[a]	310,012	8,959,347
Microsemi Corp.[a]	33,869	1,745,270
MKS Instruments Inc.	15,787	1,085,356
Monolithic Power Systems Inc.	11,740	1,081,254
Nanometrics Inc.[a]	6,582	200,488
NeoPhotonics Corp.[a,b]	7,782	70,116
NVE Corp.	1,272	105,309
NVIDIA Corp.	152,519	16,613,895
ON Semiconductor Corp.[a]	122,374	1,895,573
PDF Solutions Inc.[a,b]	7,115	160,941
Photronics Inc.[a,b]	16,901	180,841
Power Integrations Inc.	8,012	526,789
Qorvo Inc.[a,b]	37,928	2,600,344
QUALCOMM Inc.	442,046	25,346,918
Rambus Inc.[a]	31,310	411,413

Security	Shares	Value
Rudolph Technologies Inc.[a]	9,265	$207,536
Semtech Corp.[a]	18,616	629,221
Sigma Designs Inc.[a]	9,511	59,444
Silicon Laboratories Inc.[a]	12,010	883,335
Skyworks Solutions Inc.	56,734	5,558,797
SunPower Corp.[a,b]	15,877	96,850
Synaptics Inc.[a]	9,873	488,812
Teradyne Inc.	61,999	1,928,169
Texas Instruments Inc.	302,387	24,360,297
Ultra Clean Holdings Inc.[a]	9,522	160,636
Ultratech Inc.[a]	7,403	219,277
Veeco Instruments Inc.[a,b]	10,882	324,828
Versum Materials Inc.[a]	29,069	889,511
Xcerra Corp.[a]	13,709	121,873
Xilinx Inc.	76,526	4,430,090
Xperi Corp.	14,691	498,759

		236,861,489
SOFTWARE — 4.53%
8x8 Inc.[a]	26,987	411,552
A10 Networks Inc.[a]	17,084	156,319
ACI Worldwide Inc.[a,b]	33,853	724,116
Activision Blizzard Inc.	167,735	8,363,267
Adobe Systems Inc.[a]	146,277	19,035,026
American Software Inc./GA Class A	6,664	68,506
ANSYS Inc.[a]	26,429	2,824,467
Aspen Technology Inc.[a]	23,068	1,359,167
Atlassian Corp. PLC Class Aa,b	7,326	219,414
Autodesk Inc.[a]	63,681	5,506,496
Barracuda Networks Inc.[a]	7,268	167,963
Blackbaud Inc.	13,955	1,069,930
Blackline Inc.[a,b]	2,967	88,298
Bottomline Technologies de Inc.[a]	12,781	302,271
BroadSoft Inc.[a,b]	9,429	379,046
CA Inc.	88,530	2,808,172
Cadence Design Systems Inc.[a]	82,977	2,605,478
Callidus Software Inc.[a]	19,735	421,342
CDK Global Inc.	43,456	2,825,075
Citrix Systems Inc.[a]	46,183	3,851,200
CommVault Systems Inc.[a]	11,401	579,171
Dell Technologies Inc. Class Va	64,563	4,137,197
Digimarc Corp.[a,b]	2,033	54,891
Ebix Inc.[b]	8,149	499,126
Electronic Arts Inc.[a]	87,191	7,805,338
Ellie Mae Inc.[a]	9,657	968,307
EnerNOC Inc.[a]	7,107	42,642
Everbridge Inc.[a,b]	3,936	80,806
Exa Corp.[a]	4,089	51,930
Fair Isaac Corp.	9,450	1,218,577
FireEye Inc.[a,b]	44,416	560,086
Fortinet Inc.[a]	42,816	1,641,994
Gigamon Inc.[a,b]	9,011	320,341
Globant SAa,b	7,390	268,996
Glu Mobile Inc.[a,b]	31,302	71,056
Guidance Software Inc.[a]	4,228	24,945
Guidewire Software Inc.[a]	21,831	1,229,740
HubSpot Inc.[a,b]	8,351	505,653
Imperva Inc.[a]	8,257	338,950
Intuit Inc.	73,000	8,467,270
Jive Software Inc.[a,b]	11,231	48,293
Majesco[a,b]	1,754	9,051
Manhattan Associates Inc.[a]	21,424	1,115,119

37

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Microsoft Corp.	2,277,427	$149,991,342
MicroStrategy Inc. Class Aa	2,817	529,033
Mitek Systems Inc.[a]	8,641	57,463
MobileIron Inc.[a]	15,160	65,946
Model N Inc.[a]	7,960	83,182
Monotype Imaging Holdings Inc.	13,844	278,264
Nuance Communications Inc.[a]	65,627	1,136,003
Oracle Corp.	889,200	39,667,212
Park City Group Inc.[a,b]	2,731	33,728
Paycom Software Inc.[a,b]	12,772	734,518
Paylocity Holding Corp.[a,b]	6,307	243,639
Pegasystems Inc.	11,685	512,387
Progress Software Corp.	15,590	452,890
Proofpoint Inc.[a,b]	12,555	933,590
PROS Holdings Inc.[a,b]	6,202	150,026
PTC Inc.[a]	34,100	1,791,955
QAD Inc. Class A	1,860	51,801
Qualys Inc.[a]	9,075	343,943
Rapid7 Inc.[a]	8,034	120,349
RealPage Inc.[a]	15,164	529,224
Red Hat Inc.[a]	54,271	4,694,441
RingCentral Inc. Class Aa	18,671	528,389
Rosetta Stone Inc.[a]	5,645	55,039
Rubicon Project Inc. (The)[a]	12,428	73,201
salesforce.com Inc.[a]	191,903	15,830,078
Sapiens International Corp. NV	9,889	127,370
SecureWorks Corp. Class Aa,b	1,808	17,176
ServiceNow Inc.[a]	47,350	4,141,704
Silver Spring Networks Inc.[a,b]	9,686	109,355
Splunk Inc.[a,b]	39,779	2,477,834
SS&C Technologies Holdings Inc.	51,080	1,808,232
Symantec Corp.	183,421	5,627,356
Synchronoss Technologies Inc.[a]	11,523	281,161
Synopsys Inc.[a]	45,006	3,246,283
Tableau Software Inc. Class Aa	16,125	798,994
Take-Two Interactive Software Inc.[a]	28,940	1,715,274
Telenav Inc.[a]	12,011	103,895
TiVo Corp.	33,684	631,575
Tyler Technologies Inc.[a]	10,105	1,561,829
Ultimate Software Group Inc. (The)[a]	8,242	1,608,921
Varonis Systems Inc.[a]	2,316	73,649
VASCO Data Security International Inc.[a]	8,086	109,161
Verint Systems Inc.[a,b]	18,217	790,162
VirnetX Holding Corp.[a,b]	11,803	27,147
VMware Inc. Class Aa,b	24,569	2,263,788
Workday Inc. Class Aa	35,311	2,940,700
Workiva Inc.[a]	7,564	118,377
Zendesk Inc.[a]	23,599	661,716
Zix Corp.[a]	17,099	82,246
Zynga Inc. Class Aa	231,291	659,179

		334,097,311
SPECIALTY RETAIL — 2.35%
Aaron’s Inc.	20,604	612,763
Abercrombie & Fitch Co. Class A	20,628	246,092
Advance Auto Parts Inc.	21,161	3,137,330
America’s Car-Mart Inc./TXa,b	2,226	81,138
American Eagle Outfitters Inc.	47,570	667,407
Asbury Automotive Group Inc.[a,b]	6,448	387,525
Ascena Retail Group Inc.[a,b]	49,320	210,103
At Home Group Inc.[a]	2,426	36,778
AutoNation Inc.[a,b]	19,051	805,667

Security	Shares	Value
AutoZone Inc.[a]	8,792	$6,357,056
Barnes & Noble Education Inc.[a,b]	14,843	142,344
Barnes & Noble Inc.	21,448	198,394
Bed Bath & Beyond Inc.	45,508	1,795,746
Best Buy Co. Inc.	83,036	4,081,219
Big 5 Sporting Goods Corp.	4,578	69,128
Boot Barn Holdings Inc.[a,b]	3,998	39,540
Buckle Inc. (The)	7,746	144,076
Build-A-Bear Workshop Inc.[a]	3,467	30,683
Burlington Stores Inc.[a,b]	21,349	2,077,044
Cabela’s Inc.[a]	14,520	771,157
Caleres Inc.	12,310	325,230
Camping World Holdings Inc. Class A	3,562	114,839
CarMax Inc.[a]	57,937	3,431,029
Cato Corp. (The) Class A	7,729	169,729
Chico’s FAS Inc.	36,831	523,000
Children’s Place Inc. (The)	5,911	709,616
Citi Trends Inc.	4,164	70,788
Conn’s Inc.[a,b]	7,753	67,839
Container Store Group Inc. (The)[a,b]	4,078	17,250
CST Brands Inc.	21,665	1,041,870
Destination XL Group Inc.[a,b]	11,662	33,237
Dick’s Sporting Goods Inc.	26,201	1,274,941
DSW Inc. Class A	20,319	420,197
Express Inc.[a]	23,941	218,102
Finish Line Inc. (The) Class A	11,254	160,144
Five Below Inc.[a,b]	15,251	660,521
Foot Locker Inc.	40,743	3,047,984
Francesca’s Holdings Corp.[a]	12,452	191,138
GameStop Corp. Class A	29,575	666,916
Gap Inc. (The)	68,345	1,660,100
Genesco Inc.[a,b]	5,846	324,161
GNC Holdings Inc. Class Ab	21,420	157,651
Group 1 Automotive Inc.	5,902	437,220
Guess? Inc.	16,757	186,841
Haverty Furniture Companies Inc.	5,257	128,008
Hibbett Sports Inc.[a,b]	7,438	219,421
Home Depot Inc. (The)	374,123	54,932,480
Kirkland’s Inc.[a]	6,178	76,607
L Brands Inc.	72,396	3,409,852
Lithia Motors Inc. Class A	7,338	628,500
Lowe’s Companies Inc.	269,056	22,119,094
Lumber Liquidators Holdings Inc.[a,b]	7,700	161,623
MarineMax Inc.[a]	8,433	182,574
Michaels Companies Inc. (The)[a,b]	27,287	610,956
Monro Muffler Brake Inc.	9,637	502,088
Murphy USA Inc.[a]	10,930	802,481
O’Reilly Automotive Inc.[a]	28,306	7,638,091
Office Depot Inc.	159,089	742,150
Party City Holdco Inc.[a,b]	6,805	95,610
Penske Automotive Group Inc.	11,904	557,226
Pier 1 Imports Inc.	27,423	196,349
Rent-A-Center Inc./TXb	15,989	141,822
RHa,b	12,501	578,296
Ross Stores Inc.	117,845	7,762,450
Sally Beauty Holdings Inc.[a,b]	44,720	914,077
Sears Hometown and Outlet Stores Inc.[a,b]	3,298	12,862
Select Comfort Corp.[a]	12,505	309,999
Shoe Carnival Inc.	4,082	100,295
Signet Jewelers Ltd.	20,848	1,444,141
Sonic Automotive Inc. Class A	8,357	167,558
Sportsman’s Warehouse Holdings Inc.[a,b]	8,395	40,128
Stage Stores Inc.	8,608	22,295

38

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Staples Inc.	194,602	$1,706,660
Stein Mart Inc.	7,566	22,774
Tailored Brands Inc.	14,397	215,091
Tiffany & Co.	33,055	3,150,141
Tile Shop Holdings Inc.	9,219	177,466
Tilly’s Inc. Class A	2,508	22,622
TJX Companies Inc. (The)	198,218	15,675,079
Tractor Supply Co.	40,228	2,774,525
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,597	5,019,192
Urban Outfitters Inc.[a,b]	26,302	624,935
Vitamin Shoppe Inc.[a,b]	8,344	168,132
West Marine Inc.[a]	4,109	39,200
Williams-Sonoma Inc.	26,600	1,426,292
Winmark Corp.	712	80,456
Zumiez Inc.[a]	6,218	113,789

		173,514,920
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.74%
3D Systems Corp.[a,b]	31,027	464,164
Apple Inc.	1,648,010	236,753,117
Avid Technology Inc.[a,b]	8,696	40,523
CPI Card Group Inc.	4,954	20,807
Cray Inc.[a,b]	11,151	244,207
Diebold Nixdorf Inc.	20,472	628,490
Eastman Kodak Co.[a]	5,014	57,661
Electronics For Imaging Inc.[a,b]	14,719	718,729
Hewlett Packard Enterprise Co.	516,673	12,245,150
HP Inc.	518,605	9,272,657
Immersion Corp.[a,b]	7,792	67,479
NCR Corp.[a]	37,716	1,722,867
NetApp Inc.	81,414	3,407,176
Nimble Storage Inc.[a]	17,283	216,037
Pure Storage Inc. Class Aa,b	23,377	229,796
Stratasys Ltd.[a,b]	13,933	285,487
Super Micro Computer Inc.[a]	10,860	275,301
USA Technologies Inc.[a,b]	10,541	44,799
Western Digital Corp.	84,671	6,987,898
Xerox Corp.	303,487	2,227,595

		275,909,940
TEXTILES, APPAREL & LUXURY GOODS — 0.68%
Carter’s Inc.	14,827	1,331,465
Coach Inc.	84,514	3,492,964
Columbia Sportswear Co.	8,362	491,267
Crocs Inc.[a]	20,350	143,874
Culp Inc.	2,410	75,192
Deckers Outdoor Corp.[a]	9,682	578,306
Delta Apparel Inc.[a,b]	2,094	36,917
Fossil Group Inc.[a,b]	12,307	214,757
G-III Apparel Group Ltd.[a]	12,872	281,768
Hanesbrands Inc.	112,924	2,344,302
Iconix Brand Group Inc.[a]	14,405	108,326
Kate Spade & Co.[a]	40,072	930,873
lululemon athletica Inc.[a]	28,754	1,491,470
Michael Kors Holdings Ltd.[a,b]	47,937	1,826,879
Movado Group Inc.	5,030	125,498
NIKE Inc. Class B	398,726	22,221,000
Oxford Industries Inc.	4,015	229,899
Perry Ellis International Inc.[a]	3,324	71,400
PVH Corp.	24,340	2,518,460
Ralph Lauren Corp.	17,433	1,422,881

Security	Shares	Value
Sequential Brands Group Inc.[a]	9,537	$37,099
Skechers U.S.A. Inc. Class Aa,b	40,146	1,102,008
Steven Madden Ltd.[a]	18,939	730,098
Superior Uniform Group Inc.	2,118	39,395
Under Armour Inc. Class Aa,b	54,044	1,068,990
Under Armour Inc. Class Ca,b	54,691	1,000,845
Unifi Inc.[a]	3,933	111,658
Vera Bradley Inc.[a,b]	5,536	51,540
VF Corp.	102,099	5,612,382
Vince Holding Corp.[a,b]	4,276	6,628
Wolverine World Wide Inc.	29,841	745,130

		50,443,271
THRIFTS & MORTGAGE FINANCE — 0.21%
Astoria Financial Corp.	29,225	599,405
Bank Mutual Corp.	12,728	119,643
BankFinancial Corp.	5,939	86,234
Bear State Financial Inc.	3,819	35,899
Beneficial Bancorp. Inc.	19,198	307,168
BofI Holding Inc.[a,b]	18,716	489,049
BSB Bancorp. Inc./MAa	3,342	94,411
Capitol Federal Financial Inc.	36,606	535,546
Charter Financial Corp./MD	6,403	125,947
Clifton Bancorp. Inc.[b]	7,366	119,256
Dime Community Bancshares Inc.	8,789	178,417
ESSA Bancorp. Inc.	2,379	34,686
Essent Group Ltd.[a]	21,681	784,202
EverBank Financial Corp.	29,552	575,673
Federal Agricultural Mortgage Corp. Class C	2,929	168,623
First Defiance Financial Corp.	2,790	138,133
Flagstar Bancorp. Inc.[a]	5,548	156,398
Greene County Bancorp. Inc.	901	21,038
Hingham Institution for Savings	358	63,312
Home Bancorp. Inc.	1,723	58,151
HomeStreet Inc.[a]	7,872	220,022
IMPAC Mortgage Holdings Inc.[a]	3,775	47,036
Kearny Financial Corp./MD	26,047	392,007
LendingTree Inc.[a]	1,808	226,633
Meridian Bancorp. Inc.	15,106	276,440
Meta Financial Group Inc.	2,342	207,267
MGIC Investment Corp.[a]	98,748	1,000,317
Nationstar Mortgage Holdings Inc.[a,b]	8,359	131,738
New York Community Bancorp. Inc.	143,483	2,004,458
NMI Holdings Inc. Class Aa	14,334	163,408
Northfield Bancorp. Inc.	10,988	198,004
Northwest Bancshares Inc.	27,511	463,285
OceanFirst Financial Corp.	8,267	232,923
Ocwen Financial Corp.[a,b]	29,271	160,112
Oritani Financial Corp.	12,781	217,277
PennyMac Financial Services Inc. Class Aa,c	3,152	53,742
PHH Corp.[a,b]	18,174	231,355
Provident Bancorp. Inc.[a]	1,279	26,795
Provident Financial Holdings Inc.	1,953	36,423
Provident Financial Services Inc.	19,382	501,025
Radian Group Inc.	62,668	1,125,517
SI Financial Group Inc.	3,264	45,859
Southern Missouri Bancorp. Inc.	1,748	62,089
Territorial Bancorp. Inc.	3,117	97,157
TFS Financial Corp.	18,696	310,728
TrustCo Bank Corp. NY	26,391	207,169
United Community Financial Corp./OH	11,236	93,708
United Financial Bancorp. Inc.	16,446	279,746

39

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Security	Shares	Value
Walker & Dunlop Inc.[a]	7,458	$310,924
Walter Investment Management Corp.[a,b]	9,333	10,080
Washington Federal Inc.	27,088	896,613
Waterstone Financial Inc.	9,494	173,265
Western New England Bancorp Inc.	4,644	48,762
WSFS Financial Corp.	9,149	420,397

		15,563,472
TOBACCO — 1.51%
Alliance One International Inc.[a]	2,426	31,174
Altria Group Inc.	588,139	42,004,887
Philip Morris International Inc.	465,883	52,598,191
Reynolds American Inc.	248,457	15,657,760
Turning Point Brands Inc.[a]	1,779	27,752
Universal Corp./VA	7,602	537,842
Vector Group Ltd.	27,119	564,075

		111,421,681
TRADING COMPANIES & DISTRIBUTORS — 0.35%
Air Lease Corp.	28,509	1,104,724
Aircastle Ltd.	14,016	338,206
Applied Industrial Technologies Inc.	11,360	702,616
Beacon Roofing Supply Inc.[a]	17,475	859,071
BMC Stock Holdings Inc.[a,b]	15,826	357,668
CAI International Inc.[a,b]	4,908	77,252
DXP Enterprises Inc./TXa	3,988	151,026
Fastenal Co.	86,036	4,430,854
Foundation Building Materials Inc.[a]	3,835	61,245
GATX Corp.[b]	12,859	783,885
GMS Inc.[a]	2,093	73,339
H&E Equipment Services Inc.	9,362	229,556
HD Supply Holdings Inc.[a]	61,116	2,513,395
Herc Holdings Inc.[a]	7,210	352,497
Kaman Corp.	7,499	360,927
Lawson Products Inc./DEa,b	1,672	37,536
MRC Global Inc.[a]	28,734	526,694
MSC Industrial Direct Co. Inc. Class A	13,165	1,352,835
Neff Corp.[a]	2,950	57,377
NOW Inc.[a]	31,737	538,260
Rush Enterprises Inc. Class Aa	9,426	311,812
Rush Enterprises Inc. Class Ba	1,950	60,801
SiteOne Landscape Supply Inc.[a]	3,402	164,691
Textainer Group Holdings Ltd.	6,056	92,657
Titan Machinery Inc.[a,b]	4,883	74,905
Triton International Ltd.	13,128	338,571
United Rentals Inc.[a]	26,279	3,286,189
Univar Inc.[a]	13,983	428,719
Veritiv Corp.[a]	2,327	120,539
Watsco Inc.	7,808	1,117,949
WESCO International Inc.[a]	14,451	1,005,067
Willis Lease Finance Corp.[a,b]	1,239	27,692
WW Grainger Inc.	16,736	3,895,471

		25,834,026
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	22,032	1,775,339

		1,775,339

Security	Shares	Value
WATER UTILITIES — 0.11%
American States Water Co.	10,694	$473,744
American Water Works Co. Inc.	53,730	4,178,582
Aqua America Inc.	53,039	1,705,204
AquaVenture Holdings Ltd.[a,b]	3,096	52,849
Artesian Resources Corp. Class A	2,190	71,307
California Water Service Group	13,498	483,903
Connecticut Water Service Inc.	2,754	146,375
Consolidated Water Co. Ltd.	5,714	66,568
Global Water Resources Inc.[b]	2,396	20,845
Middlesex Water Co.	4,305	159,070
SJW Group	5,547	267,476
York Water Co. (The)	3,839	134,557

		7,760,480
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	12,802	166,298
NII Holdings Inc.[a,b]	15,749	20,474
Shenandoah Telecommunications Co.	13,408	376,095
Spok Holdings Inc.	5,702	108,338
Sprint Corp.[a,b]	228,999	1,987,711
T-Mobile U.S. Inc.[a]	85,710	5,536,009
Telephone & Data Systems Inc.	29,263	775,762
U.S. Cellular Corp.[a]	3,940	147,080

		9,117,767

TOTAL COMMON STOCKS
(Cost: $5,533,233,022)		7,365,451,429

SHORT-TERM INVESTMENTS — 2.81%

MONEY MARKET FUNDS — 2.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[d,e,f]	195,100,442	195,178,482
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[d,e]	11,946,943	11,946,943

		207,125,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,069,584)		207,125,425

TOTAL INVESTMENTS IN SECURITIES — 102.62%
(Cost: $5,740,302,606)		7,572,576,854
Other Assets, Less Liabilities — (2.62)%		(193,264,952)

NET ASSETS — 100.00%		$7,379,311,902

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.

40

Schedule of Investments  (Continued)

iSHARES® RUSSELL 3000 ETF

March 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	26	Jun. 2017	ICE Markets Equity	$1,772,839	$1,799,720	$26,881
S&P 500 E-Mini	92	Jun. 2017	Chicago Mercantile	10,835,432	10,852,320	16,888

				Net unrealized appreciation		$43,769

41

Schedule of Investments

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.61%
Arconic Inc.	1,052,484	$27,722,428
B/E Aerospace Inc.	245,089	15,712,656
BWX Technologies Inc.	228,192	10,861,939
HEICO Corp.	46,150	4,024,280
HEICO Corp. Class A	90,703	6,802,725
Hexcel Corp.	222,944	12,161,595
Huntington Ingalls Industries Inc.	111,620	22,350,789
L3 Technologies Inc.	185,057	30,588,071
Orbital ATK Inc.	142,140	13,929,720
Rockwell Collins Inc.	314,850	30,590,826
Spirit AeroSystems Holdings Inc. Class A	291,101	16,860,570
Textron Inc.	651,712	31,014,974
TransDigm Group Inc.	121,143	26,670,843

		249,291,416
AIR FREIGHT & LOGISTICS — 0.33%
CH Robinson Worldwide Inc.	341,302	26,379,231
Expeditors International of Washington Inc.	435,638	24,609,191

		50,988,422
AIRLINES — 1.09%
Alaska Air Group Inc.	289,647	26,711,246
American Airlines Group Inc.	1,271,551	53,786,607
Copa Holdings SA Class A	74,062	8,313,460
JetBlue Airways Corp.[a]	781,192	16,100,367
Spirit Airlines Inc.[a,b]	169,739	9,008,049
United Continental Holdings Inc.[a]	762,810	53,884,898

		167,804,627
AUTO COMPONENTS — 1.03%
Adient PLC	223,124	16,214,421
BorgWarner Inc.	520,643	21,757,671
Delphi Automotive PLC	656,880	52,872,271
Gentex Corp.	680,687	14,519,054
Goodyear Tire & Rubber Co. (The)	606,048	21,817,728
Lear Corp.	166,967	23,639,188
Visteon Corp.[a]	81,397	7,972,836

		158,793,169
AUTOMOBILES — 0.24%
Harley-Davidson Inc.	433,936	26,253,128
Thor Industries Inc.	114,634	11,019,766

		37,272,894
BANKS — 4.12%
Associated Banc-Corp.	355,284	8,668,930
Bank of Hawaii Corp.	100,936	8,313,089
BankUnited Inc.	236,173	8,811,615
BOK Financial Corp.[b]	60,854	4,763,043
CIT Group Inc.	477,463	20,497,487
Citizens Financial Group Inc.	1,274,786	44,043,856

Security	Shares	Value
Comerica Inc.	421,587	$28,912,436
Commerce Bancshares Inc./MO	209,848	11,785,064
Cullen/Frost Bankers Inc.	129,554	11,526,419
East West Bancorp. Inc.	347,445	17,931,636
Fifth Third Bancorp.	1,839,707	46,728,558
First Hawaiian Inc.	57,672	1,725,546
First Horizon National Corp.	548,043	10,138,795
First Republic Bank/CA	370,964	34,800,133
Huntington Bancshares Inc./OH	2,594,042	34,734,222
KeyCorp	2,595,092	46,140,736
M&T Bank Corp.	359,465	55,620,019
PacWest Bancorp.	284,735	15,164,986
People’s United Financial Inc.	803,063	14,615,747
Popular Inc.	246,515	10,040,556
Regions Financial Corp.	3,054,043	44,375,245
Signature Bank/New York NYa	126,761	18,810,065
SunTrust Banks Inc.	1,205,267	66,651,265
SVB Financial Group[a]	124,140	23,101,213
Synovus Financial Corp.	299,390	12,280,978
TCF Financial Corp.	372,370	6,337,737
Western Alliance Bancorp.[a]	222,471	10,921,101
Zions BanCorp.	482,679	20,272,518

		637,712,995
BEVERAGES — 0.71%
Brown-Forman Corp. Class A	129,204	6,081,632
Brown-Forman Corp. Class B	444,480	20,526,087
Dr Pepper Snapple Group Inc.	446,452	43,716,580
Molson Coors Brewing Co. Class B	414,145	39,637,818

		109,962,117
BIOTECHNOLOGY — 1.27%
ACADIA Pharmaceuticals Inc.[a,b]	228,604	7,859,406
Agios Pharmaceuticals Inc.[a,b]	74,205	4,333,572
Alkermes PLC[a]	360,396	21,083,166
Alnylam Pharmaceuticals Inc.[a,b]	178,564	9,151,405
AquaBounty Technologies Inc.[a,b]	1,913	21,196
BioMarin Pharmaceutical Inc.[a,b]	411,525	36,123,665
Incyte Corp.[a,b]	391,499	52,331,671
Intercept Pharmaceuticals Inc.[a,b]	38,968	4,407,281
Intrexon Corp.[a,b]	127,837	2,533,729
Ionis Pharmaceuticals Inc.[a,b]	287,072	11,540,294
Juno Therapeutics Inc.[a,b]	148,990	3,306,088
Neurocrine Biosciences Inc.[a,b]	204,699	8,863,467
OPKO Health Inc.[a,b]	767,223	6,137,784
Seattle Genetics Inc.[a,b]	233,569	14,682,147
United Therapeutics Corp.[a]	105,099	14,228,303

		196,603,174
BUILDING PRODUCTS — 1.44%
Allegion PLC	232,769	17,620,613
AO Smith Corp.	349,898	17,900,782
Armstrong World Industries Inc.[a,b]	110,206	5,074,986
Fortune Brands Home & Security Inc.	366,028	22,272,804
Johnson Controls International PLC	2,208,881	93,038,068
Lennox International Inc.	96,429	16,132,572
Masco Corp.	795,358	27,034,218
Owens Corning	278,445	17,088,170
USG Corp.[a,b]	208,304	6,624,067

		222,786,280

42

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
CAPITAL MARKETS — 2.98%
Affiliated Managers Group Inc.	136,191	$22,327,153
Ameriprise Financial Inc.	353,525	45,845,122
Artisan Partners Asset Management Inc.	101,485	2,800,986
CBOE Holdings Inc.	196,831	15,957,089
Donnelley Financial Solutions Inc.[a]	61,783	1,191,794
E*TRADE Financial Corp.[a]	668,522	23,324,733
Eaton Vance Corp. NVS	264,192	11,878,072
FactSet Research Systems Inc.	97,042	16,003,196
Federated Investors Inc. Class B	191,660	5,048,324
Interactive Brokers Group Inc. Class A	151,250	5,251,400
Invesco Ltd.	993,913	30,443,555
Lazard Ltd. Class A	310,304	14,270,881
Legg Mason Inc.	233,509	8,432,010
LPL Financial Holdings Inc.	203,923	8,122,253
MarketAxess Holdings Inc.	88,965	16,680,048
Moody’s Corp.	407,758	45,685,206
Morningstar Inc.	42,461	3,337,435
MSCI Inc.	206,281	20,048,450
Nasdaq Inc.	269,110	18,689,690
Northern Trust Corp.	498,575	43,166,623
Raymond James Financial Inc.	302,810	23,092,291
SEI Investments Co.	310,569	15,665,100
T Rowe Price Group Inc.	584,838	39,856,710
TD Ameritrade Holding Corp.	594,982	23,121,001

		460,239,122
CHEMICALS — 2.01%
Albemarle Corp.	268,596	28,374,481
Ashland Global Holdings Inc.	148,924	18,438,280
Axalta Coating Systems Ltd.[a]	392,289	12,631,706
Cabot Corp.	145,436	8,713,071
Celanese Corp. Series A	353,270	31,741,310
CF Industries Holdings Inc.	560,058	16,437,702
Eastman Chemical Co.	353,884	28,593,827
FMC Corp.	320,781	22,323,150
Huntsman Corp.	471,899	11,580,401
International Flavors & Fragrances Inc.	191,295	25,352,326
Mosaic Co. (The)	837,699	24,444,057
NewMarket Corp.	17,585	7,970,050
Platform Specialty Products Corp.[a,b]	467,306	6,084,324
RPM International Inc.	316,178	17,399,275
Scotts Miracle-Gro Co. (The) Class A	110,567	10,325,852
Valspar Corp. (The)	188,064	20,863,820
Valvoline Inc.[b]	81,881	2,010,179
Westlake Chemical Corp.	89,864	5,935,517
WR Grace & Co.	167,974	11,709,468

		310,928,796
COMMERCIAL SERVICES & SUPPLIES — 0.89%
Cintas Corp.	214,836	27,185,347
Clean Harbors Inc.[a,b]	124,551	6,927,527
Copart Inc.[a,b]	234,975	14,552,002
Covanta Holding Corp.	279,297	4,384,963
KAR Auction Services Inc.	335,385	14,646,263
LSC Communications Inc.	61,783	1,554,460
Pitney Bowes Inc.	448,927	5,885,433

Security	Shares	Value
Republic Services Inc.	569,099	$35,745,108
Rollins Inc.	228,673	8,490,628
RR Donnelley & Sons Co.	164,928	1,997,278
Stericycle Inc.[a,b]	200,204	16,594,910

		137,963,919
COMMUNICATIONS EQUIPMENT — 1.26%
Arista Networks Inc.[a,b]	93,020	12,303,755
ARRIS International PLC[a,b]	449,069	11,877,875
Brocade Communications Systems Inc.	977,537	12,199,662
CommScope Holding Co. Inc.[a]	312,368	13,028,869
EchoStar Corp. Class Aa	108,701	6,190,522
F5 Networks Inc.[a]	160,628	22,900,734
Harris Corp.	301,496	33,547,460
Juniper Networks Inc.	895,272	24,915,420
Motorola Solutions Inc.	396,123	34,153,725
Palo Alto Networks Inc.[a,b]	208,123	23,451,300

		194,569,322
CONSTRUCTION & ENGINEERING — 0.52%
AECOM[a,b]	366,014	13,026,438
Chicago Bridge & Iron Co. NVb	248,531	7,642,328
Fluor Corp.	334,459	17,599,233
Jacobs Engineering Group Inc.	290,248	16,044,909
KBR Inc.	338,580	5,088,857
Quanta Services Inc.[a]	346,891	12,873,125
Valmont Industries Inc.	52,843	8,217,087

		80,491,977
CONSTRUCTION MATERIALS — 0.54%
Eagle Materials Inc.	113,913	11,065,509
Martin Marietta Materials Inc.	153,355	33,469,729
Vulcan Materials Co.	319,303	38,469,625

		83,004,863
CONSUMER FINANCE — 0.80%
Ally Financial Inc.	1,063,786	21,626,769
Credit Acceptance Corp.[a,b]	19,602	3,908,835
Navient Corp.	721,579	10,650,506
OneMain Holdings Inc.[a]	125,638	3,122,104
Santander Consumer USA Holdings Inc.[a]	250,708	3,339,431
SLM Corp.[a]	1,015,514	12,287,719
Synchrony Financial	2,009,073	68,911,204

		123,846,568
CONTAINERS & PACKAGING — 1.69%
AptarGroup Inc.	149,288	11,493,683
Avery Dennison Corp.	216,024	17,411,534
Ball Corp.	413,132	30,679,182
Bemis Co. Inc.	226,960	11,089,266
Berry Plastics Group Inc.[a]	301,265	14,632,441
Crown Holdings Inc.[a]	323,146	17,110,581
Graphic Packaging Holding Co.	781,633	10,059,617
International Paper Co.	986,576	50,098,329
Owens-Illinois Inc.[a]	385,136	7,849,072
Packaging Corp. of America	224,095	20,531,584
Sealed Air Corp.	470,346	20,497,679
Silgan Holdings Inc.	88,781	5,270,040
Sonoco Products Co.	238,877	12,641,371
WestRock Co.	605,403	31,499,118

		260,863,497

43

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
DISTRIBUTORS — 0.42%
Genuine Parts Co.	352,873	$32,608,994
LKQ Corp.[a]	731,968	21,424,703
Pool Corp.	96,178	11,476,921

		65,510,618
DIVERSIFIED CONSUMER SERVICES — 0.29%
Graham Holdings Co. Class B	10,336	6,196,949
H&R Block Inc.	495,829	11,528,024
Service Corp. International/U.S.	456,901	14,109,103
ServiceMaster Global Holdings Inc.[a]	325,894	13,606,074

		45,440,150
DIVERSIFIED FINANCIAL SERVICES — 0.24%
Leucadia National Corp.	789,760	20,533,760
Voya Financial Inc.	456,302	17,321,224

		37,854,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
CenturyLink Inc.	1,299,784	30,635,909
Frontier Communications Corp.[b]	2,776,753	5,942,251
Level 3 Communications Inc.[a]	704,035	40,284,883
Zayo Group Holdings Inc.[a]	392,276	12,905,880

		89,768,923
ELECTRIC UTILITIES — 2.55%
Alliant Energy Corp.	544,639	21,573,151
Avangrid Inc.	133,940	5,724,596
Edison International	761,323	60,608,924
Entergy Corp.	432,666	32,865,309
Eversource Energy	764,731	44,950,888
FirstEnergy Corp.	1,028,232	32,718,342
Great Plains Energy Inc.	517,701	15,127,223
Hawaiian Electric Industries Inc.	256,113	8,531,124
OGE Energy Corp.	482,955	16,893,766
Pinnacle West Capital Corp.	265,575	22,143,644
PPL Corp.	1,632,333	61,032,931
Westar Energy Inc.	339,141	18,405,182
Xcel Energy Inc.	1,224,054	54,409,200

		394,984,280
ELECTRICAL EQUIPMENT — 0.80%
Acuity Brands Inc.	104,228	21,262,512
AMETEK Inc.	551,772	29,839,830
Hubbell Inc.	131,715	15,812,386
Regal Beloit Corp.	106,261	8,038,645
Rockwell Automation Inc.	312,584	48,672,454

		123,625,827
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.44%
Amphenol Corp. Class A	721,949	51,381,110
Arrow Electronics Inc.[a]	218,491	16,039,424

Security	Shares	Value
Avnet Inc.	307,741	$14,082,228
CDW Corp./DE	389,894	22,500,783
Cognex Corp.	195,530	16,414,744
Dolby Laboratories Inc. Class A	121,290	6,356,809
Fitbit Inc. Class Aa,b	299,198	1,771,252
FLIR Systems Inc.	326,858	11,858,408
IPG Photonics Corp.[a,b]	84,320	10,177,424
Jabil Circuit Inc.	455,997	13,187,433
Keysight Technologies Inc.[a]	417,162	15,076,235
National Instruments Corp.	246,201	8,016,305
Trimble Inc.[a]	604,325	19,344,443
VeriFone Systems Inc.[a,b]	259,297	4,856,633
Zebra Technologies Corp. Class Aa,b	126,669	11,558,546

		222,621,777
ENERGY EQUIPMENT & SERVICES — 1.27%
Baker Hughes Inc.	1,052,989	62,989,802
Diamond Offshore Drilling Inc.[a,b]	153,213	2,560,189
Dril-Quip Inc.[a,b]	90,596	4,942,012
Ensco PLC Class A	720,184	6,445,647
Frank’s International NVb	85,458	903,291
Helmerich & Payne Inc.	232,700	15,490,839
Nabors Industries Ltd.	656,163	8,576,050
National Oilwell Varco Inc.	911,707	36,550,334
Noble Corp. PLC[b]	581,272	3,598,074
Oceaneering International Inc.	232,783	6,303,764
Patterson-UTI Energy Inc.	389,776	9,459,863
Rowan Companies PLC Class Aa	300,559	4,682,709
RPC Inc.[b]	138,763	2,540,751
Superior Energy Services Inc.[a]	357,827	5,102,613
Transocean Ltd.[a]	822,504	10,240,175
Weatherford International PLC[a,b]	2,334,156	15,522,137

		195,908,250
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.71%
Alexandria Real Estate Equities Inc.[b]	210,225	23,234,067
American Campus Communities Inc.[b]	317,610	15,115,060
American Homes 4 Rent Class A	395,578	9,082,471
Apartment Investment & Management Co. Class A	377,952	16,762,171
Apple Hospitality REIT Inc.[b]	391,003	7,468,157
AvalonBay Communities Inc.	329,754	60,542,834
Boston Properties Inc.	368,450	48,786,464
Brandywine Realty Trust[b]	409,510	6,646,347
Brixmor Property Group Inc.	460,614	9,884,776
Camden Property Trust	207,103	16,663,507
Care Capital Properties Inc.[b]	198,877	5,343,825
Colony NorthStar Inc. Class Ab	1,302,475	16,814,952
Columbia Property Trust Inc.	293,825	6,537,606
CoreCivic Inc.[b]	278,598	8,753,549
Corporate Office Properties Trust[b]	225,599	7,467,327
CubeSmart	427,332	11,093,539
CyrusOne Inc.[b]	187,242	9,637,346
DCT Industrial Trust Inc.	214,585	10,325,830
DDR Corp.	740,520	9,278,716
Digital Realty Trust Inc.[b]	382,867	40,733,220
Douglas Emmett Inc.	336,112	12,906,701
Duke Realty Corp.	828,753	21,771,341
Empire State Realty Trust Inc. Class Ab	290,379	5,993,423
EPR Properties[b]	154,170	11,351,537
Equinix Inc.	180,966	72,453,357
Equity Commonwealth[a]	290,173	9,059,201

44

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
Equity Lifestyle Properties Inc.[b]	183,614	$14,149,295
Essex Property Trust Inc.	157,183	36,392,580
Extra Space Storage Inc.[b]	288,723	21,478,104
Federal Realty Investment Trust	169,419	22,617,436
Forest City Realty Trust Inc. Class A	550,070	11,980,525
Gaming and Leisure Properties Inc.[b]	446,183	14,911,436
GGP Inc.	1,388,817	32,192,778
HCP Inc.[b]	1,128,952	35,313,619
Healthcare Trust of America Inc. Class Ab	322,285	10,139,086
Highwoods Properties Inc.	230,752	11,336,846
Hospitality Properties Trust	361,166	11,387,564
Host Hotels & Resorts Inc.[b]	1,778,239	33,181,940
Invitation Homes Inc.[a]	213,238	4,654,986
Iron Mountain Inc.	623,434	22,237,891
Kilroy Realty Corp.	229,145	16,516,772
Kimco Realty Corp.	967,710	21,376,714
Lamar Advertising Co. Class Ab	199,664	14,922,887
Liberty Property Trust[b]	348,507	13,434,945
Life Storage Inc.	109,004	8,951,408
Macerich Co. (The)	343,982	22,152,441
Mid-America Apartment Communities Inc.[b]	269,740	27,443,348
National Retail Properties Inc.[b]	347,559	15,160,524
Omega Healthcare Investors Inc.[b]	448,301	14,789,450
Outfront Media Inc.	329,130	8,738,401
Paramount Group Inc.[b]	430,700	6,981,647
Park Hotels & Resorts Inc.	278,536	7,150,019
Piedmont Office Realty Trust Inc. Class Ab	344,101	7,356,879
Prologis Inc.	1,254,886	65,103,486
Quality Care Properties Inc.[a]	224,139	4,227,262
Rayonier Inc.	291,930	8,273,296
Realty Income Corp.	652,070	38,817,727
Regency Centers Corp.	345,888	22,963,504
Retail Properties of America Inc. Class A	566,248	8,165,296
SBA Communications Corp.[a]	300,407	36,159,991
Senior Housing Properties Trust	562,171	11,383,963
SL Green Realty Corp.[b]	236,079	25,170,743
Spirit Realty Capital Inc.[b]	1,143,499	11,583,645
STORE Capital Corp.	385,259	9,199,985
Sun Communities Inc.	159,823	12,838,582
Tanger Factory Outlet Centers Inc.[b]	221,476	7,257,768
Taubman Centers Inc.[b]	139,235	9,192,295
UDR Inc.	634,826	23,018,791
Uniti Group Inc.[a]	291,421	7,533,233
Ventas Inc.	813,302	52,897,162
VEREIT Inc.	2,320,860	19,704,101
Vornado Realty Trust	413,354	41,463,540
Weingarten Realty Investors	276,856	9,244,222
Welltower Inc.[b]	859,125	60,843,232
Weyerhaeuser Co.	1,783,552	60,605,097
WP Carey Inc.	251,728	15,662,516

		1,501,966,282
FOOD & STAPLES RETAILING — 0.35%
Casey’s General Stores Inc.	93,635	10,510,529
Rite Aid Corp.[a]	2,467,949	10,488,783
Sprouts Farmers Market Inc.[a,b]	313,452	7,247,010
U.S. Foods Holding Corp.[a,b]	106,140	2,969,797
Whole Foods Market Inc.	764,770	22,728,965

		53,945,084

Security	Shares	Value
FOOD PRODUCTS — 3.03%
Blue Buffalo Pet Products Inc.[a,b]	141,998	$3,265,954
Bunge Ltd.	336,384	26,661,796
Campbell Soup Co.	446,683	25,568,135
Conagra Brands Inc.	1,053,078	42,481,167
Flowers Foods Inc.	411,302	7,983,372
Hain Celestial Group Inc. (The)[a,b]	242,809	9,032,495
Hershey Co. (The)	338,188	36,947,039
Hormel Foods Corp.	649,526	22,493,085
Ingredion Inc.	171,862	20,697,341
JM Smucker Co. (The)	279,315	36,612,610
Kellogg Co.	598,327	43,444,523
Lamb Weston Holdings Inc.	350,754	14,752,715
McCormick & Co. Inc./MD	277,151	27,036,080
Mead Johnson Nutrition Co.	450,613	40,140,606
Pilgrim’s Pride Corp.[b]	140,029	3,151,353
Pinnacle Foods Inc.	280,621	16,239,537
Post Holdings Inc.[a]	154,213	13,496,722
TreeHouse Foods Inc.[a]	133,777	11,325,561
Tyson Foods Inc. Class A	701,712	43,302,647
WhiteWave Foods Co. (The)[a]	415,883	23,351,830

		467,984,568
GAS UTILITIES — 0.32%
Atmos Energy Corp.	242,805	19,179,167
National Fuel Gas Co.	177,646	10,591,254
UGI Corp.	412,722	20,388,467

		50,158,888
HEALTH CARE EQUIPMENT & SUPPLIES — 3.14%
ABIOMED Inc.[a]	94,529	11,835,031
Alere Inc.[a]	212,696	8,450,412
Align Technology Inc.[a,b]	173,391	19,889,682
Cooper Companies Inc. (The)	113,881	22,763,673
CR Bard Inc.	176,944	43,977,662
DENTSPLY SIRONA Inc.	554,858	34,645,333
DexCom Inc.[a,b]	199,453	16,899,653
Edwards Lifesciences Corp.[a]	507,942	47,782,104
Hill-Rom Holdings Inc.	156,244	11,030,826
Hologic Inc.[a]	668,521	28,445,569
IDEXX Laboratories Inc.[a]	214,449	33,155,960
Intuitive Surgical Inc.[a,b]	90,798	69,593,943
ResMed Inc.	333,634	24,011,639
Teleflex Inc.	104,952	20,332,351
Varex Imaging Corp.[a,b]	91,312	3,068,083
Varian Medical Systems Inc.[a,b]	229,471	20,911,692
West Pharmaceutical Services Inc.	171,145	13,967,143
Zimmer Biomet Holdings Inc.	444,043	54,222,091

		484,982,847
HEALTH CARE PROVIDERS & SERVICES — 2.05%
Acadia Healthcare Co. Inc.[a,b]	173,951	7,584,264
AmerisourceBergen Corp.	397,332	35,163,882
Brookdale Senior Living Inc.[a,b]	440,818	5,920,186
Centene Corp.[a]	397,910	28,355,067
DaVita Inc.[a]	378,379	25,718,421
Envision Healthcare Corp.[a]	277,675	17,027,031
Henry Schein Inc.[a]	197,732	33,608,508
Laboratory Corp. of America Holdings[a]	246,939	35,428,338

45

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
LifePoint Health Inc.[a,b]	88,596	$5,803,038
MEDNAX Inc.[a,b]	222,662	15,448,289
Patterson Companies Inc.	199,180	9,008,911
Premier Inc.[a,b]	108,828	3,463,995
Quest Diagnostics Inc.	342,062	33,587,068
Tenet Healthcare Corp.[a,b]	189,749	3,360,455
Universal Health Services Inc. Class B	205,071	25,521,086
VCA Inc.[a]	188,660	17,262,390
WellCare Health Plans Inc.[a]	106,214	14,892,265

		317,153,194
HEALTH CARE TECHNOLOGY — 0.46%
Allscripts Healthcare Solutions Inc.[a]	446,760	5,664,917
athenahealth Inc.[a,b]	94,914	10,695,858
Cerner Corp.[a,b]	708,844	41,715,469
Inovalon Holdings Inc.[a,b]	140,288	1,767,629
Veeva Systems Inc.[a,b]	228,699	11,727,685

		71,571,558
HOTELS, RESTAURANTS & LEISURE — 2.68%
Aramark	579,984	21,384,010
Brinker International Inc.	118,071	5,190,401
Chipotle Mexican Grill Inc.[a,b]	67,729	30,174,624
Choice Hotels International Inc.	78,099	4,888,997
Darden Restaurants Inc.	279,270	23,366,521
Domino’s Pizza Inc.	119,563	22,035,461
Dunkin’ Brands Group Inc.	218,665	11,956,602
Extended Stay America Inc.	175,022	2,789,851
Hilton Grand Vacations Inc.[a,b]	123,867	3,550,028
Hilton Worldwide Holdings Inc.	418,118	24,443,178
Hyatt Hotels Corp. Class Aa,b	77,671	4,192,681
International Game Technology PLC	223,301	5,292,234
Marriott International Inc./MD Class A	773,832	72,879,498
MGM Resorts International	1,145,251	31,379,877
Norwegian Cruise Line Holdings Ltd.[a]	385,423	19,552,509
Panera Bread Co. Class Aa,b	53,824	14,094,891
Royal Caribbean Cruises Ltd.	405,995	39,832,170
Six Flags Entertainment Corp.	170,333	10,133,110
Vail Resorts Inc.	93,250	17,894,675
Wendy’s Co. (The)	466,420	6,347,976
Wyndham Worldwide Corp.	248,127	20,914,625
Wynn Resorts Ltd.	191,731	21,974,290

		414,268,209
HOUSEHOLD DURABLES — 1.72%
CalAtlantic Group Inc.	178,410	6,681,454
DR Horton Inc.	809,406	26,961,314
Garmin Ltd.	267,614	13,677,751
Leggett & Platt Inc.	322,006	16,203,342
Lennar Corp. Class A	433,701	22,201,154
Lennar Corp. Class B	23,558	984,724
Mohawk Industries Inc.[a]	148,883	34,167,160
Newell Brands Inc.	1,131,701	53,382,336
NVR Inc.[a]	8,395	17,687,258
PulteGroup Inc.	758,043	17,851,913
Tempur Sealy International Inc.[a,b]	113,099	5,254,580
Toll Brothers Inc.[a]	368,852	13,319,246
Tupperware Brands Corp.	120,042	7,529,034
Whirlpool Corp.	179,521	30,757,333

		266,658,599

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.58%
Church & Dwight Co. Inc.	620,612	$30,949,921
Clorox Co. (The)	311,917	42,055,769
Energizer Holdings Inc.	146,279	8,155,054
Spectrum Brands Holdings Inc.	58,427	8,121,937

		89,282,681
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
AES Corp./VA	1,582,681	17,694,374
Calpine Corp.[a,b]	852,064	9,415,307
NRG Energy Inc.	766,832	14,339,758

		41,449,439
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	150,417	16,005,873
Roper Technologies Inc.	240,399	49,639,990

		65,645,863
INSURANCE — 4.31%
Alleghany Corp.[a]	32,694	20,095,694
Allied World Assurance Co. Holdings AG	213,850	11,355,435
American Financial Group Inc./OH	166,074	15,846,781
American National Insurance Co.	17,542	2,070,482
AmTrust Financial Services Inc.	209,309	3,863,844
Arch Capital Group Ltd.[a]	277,597	26,307,868
Arthur J Gallagher & Co.	420,194	23,757,769
Aspen Insurance Holdings Ltd.	143,813	7,485,467
Assurant Inc.	135,932	13,004,614
Assured Guaranty Ltd.	297,308	11,033,100
Athene Holding Ltd. Class Aa	65,019	3,250,300
Axis Capital Holdings Ltd.	203,667	13,651,799
Brown & Brown Inc.	284,289	11,860,537
Cincinnati Financial Corp.	359,040	25,947,821
CNA Financial Corp.	64,544	2,850,909
Erie Indemnity Co. Class A	58,229	7,144,698
Everest Re Group Ltd.	91,533	21,401,331
First American Financial Corp.	253,742	9,966,986
FNF Group	628,965	24,491,897
Hanover Insurance Group Inc. (The)	100,537	9,054,362
Hartford Financial Services Group Inc. (The)	885,813	42,581,031
Lincoln National Corp.	540,900	35,401,905
Loews Corp.	676,939	31,660,437
Markel Corp.[a]	32,711	31,921,356
Mercury General Corp.	64,982	3,963,252
Old Republic International Corp.	574,453	11,764,797
Principal Financial Group Inc.	644,635	40,682,915
ProAssurance Corp.	120,831	7,280,068
Progressive Corp. (The)	1,399,406	54,828,727
Reinsurance Group of America Inc.	153,190	19,452,066
RenaissanceRe Holdings Ltd.	89,696	12,974,526
Torchmark Corp.	284,762	21,938,065
Unum Group	576,306	27,022,988
Validus Holdings Ltd.	183,973	10,374,238
White Mountains Insurance Group Ltd.	10,126	8,909,665
WR Berkley Corp.	232,606	16,428,962
XL Group Ltd.	637,014	25,391,378

		667,018,070

46

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.56%
Expedia Inc.	287,899	$36,324,217
Groupon Inc.[a,b]	871,008	3,423,061
Liberty Expedia Holdings Inc. Class Aa	127,451	5,796,472
Liberty Interactive Corp. QVC Group Series Aa,b	1,004,713	20,114,354
Liberty Ventures Series Aa	190,478	8,472,461
TripAdvisor Inc.[a]	276,866	11,949,537

		86,080,102
INTERNET SOFTWARE & SERVICES — 0.82%
Akamai Technologies Inc.[a]	412,688	24,637,474
CommerceHub Inc. Series Aa	32,534	503,626
CommerceHub Inc. Series Ca	67,711	1,051,552
CoStar Group Inc.[a]	77,560	16,071,983
GoDaddy Inc. Class Aa,b	110,815	4,199,888
IAC/InterActiveCorp[a]	169,274	12,478,879
Match Group Inc.[a,b]	68,993	1,126,656
Nutanix Inc. Class Aa,b	35,257	661,774
Pandora Media Inc.[a,b]	526,365	6,216,371
Twilio Inc. Class Aa,b	46,398	1,339,510
Twitter Inc.[a,b]	1,519,459	22,715,912
VeriSign Inc.[a,b]	215,085	18,736,054
Yelp Inc.[a]	161,723	5,296,428
Zillow Group Inc. Class Aa,b	122,712	4,148,893
Zillow Group Inc. Class Ca,b	244,353	8,227,366

		127,412,366
IT SERVICES — 3.65%
Alliance Data Systems Corp.	131,621	32,773,629
Amdocs Ltd.	354,698	21,633,031
Black Knight Financial Services Inc. Class Aa,b	55,089	2,109,909
Booz Allen Hamilton Holding Corp.	270,638	9,577,879
Broadridge Financial Solutions Inc.	282,491	19,195,263
Computer Sciences Corp.	332,181	22,923,811
Conduent Inc.[a]	482,006	8,088,061
CoreLogic Inc./U.S.[a]	210,123	8,556,209
CSRA Inc.	389,396	11,405,409
DST Systems Inc.	80,566	9,869,335
Euronet Worldwide Inc.[a,b]	118,912	10,169,354
Fidelity National Information Services Inc.	780,389	62,134,572
First Data Corp. Class Aa	745,731	11,558,830
Fiserv Inc.[a]	533,651	61,535,297
FleetCor Technologies Inc.[a]	220,974	33,462,093
Gartner Inc.[a]	191,688	20,700,387
Genpact Ltd.	340,341	8,426,843
Global Payments Inc.	367,521	29,651,594
Jack Henry & Associates Inc.	190,923	17,774,931
Leidos Holdings Inc.	316,980	16,210,357
Paychex Inc.	776,269	45,722,244
Sabre Corp.	497,872	10,549,908
Square Inc. Class Aa,b	124,031	2,143,256
Teradata Corp.[a,b]	308,490	9,600,209
Total System Services Inc.	398,247	21,290,285
Vantiv Inc. Class Aa	371,007	23,788,969
Western Union Co. (The)	1,179,431	24,001,421
WEX Inc.[a]	92,897	9,614,839

		564,467,925

Security	Shares	Value
LEISURE PRODUCTS — 0.49%
Brunswick Corp./DE	217,601	$13,317,181
Hasbro Inc.	272,033	27,154,334
Mattel Inc.	817,865	20,945,523
Polaris Industries Inc.[b]	143,586	12,032,507
Vista Outdoor Inc.[a,b]	144,248	2,970,066

		76,419,611
LIFE SCIENCES TOOLS & SERVICES — 1.68%
Agilent Technologies Inc.	783,408	41,418,781
Bio-Rad Laboratories Inc. Class Aa,b	49,517	9,870,719
Bio-Techne Corp.	88,624	9,008,630
Bruker Corp.	249,927	5,830,797
Charles River Laboratories International Inc.[a]	114,324	10,283,444
Illumina Inc.[a,b]	351,580	59,993,611
Mettler-Toledo International Inc.[a]	62,882	30,114,819
Patheon NVa,b	77,222	2,034,027
PerkinElmer Inc.	260,738	15,138,448
QIAGEN NV	533,067	15,442,951
Quintiles IMS Holdings Inc.[a]	339,838	27,367,154
VWR Corp.[a,b]	186,709	5,265,194
Waters Corp.[a]	183,959	28,754,631

		260,523,206
MACHINERY — 3.93%
AGCO Corp.	165,533	9,961,776
Allison Transmission Holdings Inc.	340,354	12,273,165
Colfax Corp.[a,b]	234,001	9,186,879
Crane Co.	116,129	8,689,933
Cummins Inc.	379,675	57,406,860
Donaldson Co. Inc.	304,995	13,883,372
Dover Corp.	367,360	29,517,376
Flowserve Corp.	316,344	15,317,377
Graco Inc.	134,713	12,681,882
IDEX Corp.	182,460	17,061,835
Ingersoll-Rand PLC	619,394	50,369,120
ITT Inc.	214,471	8,797,600
Lincoln Electric Holdings Inc.	147,088	12,776,064
Middleby Corp. (The)[a,b]	135,790	18,528,546
Nordson Corp.	137,092	16,840,381
Oshkosh Corp.	173,303	11,886,853
PACCAR Inc.	823,545	55,342,224
Parker-Hannifin Corp.	321,386	51,524,604
Pentair PLC	402,677	25,280,062
Snap-on Inc.	138,421	23,347,470
Stanley Black & Decker Inc.	360,140	47,851,802
Terex Corp.	251,008	7,881,651
Timken Co. (The)	167,565	7,573,938
Toro Co. (The)	256,598	16,027,111
Trinity Industries Inc.	355,675	9,443,171
WABCO Holdings Inc.[a]	128,598	15,099,977
Wabtec Corp./DEb	206,534	16,109,652
Welbilt Inc.[a,b]	302,361	5,935,347
Xylem Inc./NY	428,288	21,508,623

		608,104,651

47

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
MARINE — 0.06%
Kirby Corp.[a,b]	125,431	$8,849,157

		8,849,157
MEDIA — 2.13%
AMC Networks Inc. Class Aa	131,596	7,722,053
Cable One Inc.	11,161	6,969,710
Cinemark Holdings Inc.	259,003	11,484,193
Clear Channel Outdoor Holdings Inc. Class A	83,021	502,277
Discovery Communications Inc. Class Aa,b	366,532	10,662,416
Discovery Communications Inc. Class C NVS[a]	530,959	15,031,449
Interpublic Group of Companies Inc. (The)	961,027	23,612,433
John Wiley & Sons Inc. Class A	105,242	5,662,020
Liberty Broadband Corp. Class Aa,b	60,202	5,122,588
Liberty Broadband Corp. Class Ca	247,899	21,418,474
Liberty Media Corp.-Liberty SiriusXM Class Aa	216,365	8,420,926
Liberty Media Corp.-Liberty SiriusXM Class Ca	445,087	17,260,474
Lions Gate Entertainment Corp. Class A	111,751	2,968,106
Lions Gate Entertainment Corp. Class Ba,b	248,091	6,048,459
Live Nation Entertainment Inc.[a]	312,059	9,477,232
Madison Square Garden Co. (The)[a]	46,208	9,228,200
News Corp. Class A	915,191	11,897,483
News Corp. Class B	289,117	3,903,079
Omnicom Group Inc.	568,665	49,024,610
Regal Entertainment Group Class A	191,563	4,325,492
Scripps Networks Interactive Inc. Class A	200,078	15,680,113
Sirius XM Holdings Inc.[b]	4,272,978	22,005,837
TEGNA Inc.	523,739	13,418,193
Tribune Media Co. Class A	184,688	6,883,322
Viacom Inc. Class A	24,163	1,177,946
Viacom Inc. Class B NVS	831,688	38,773,294

		328,680,379
METALS & MINING — 1.41%
Alcoa Corp.	349,035	12,006,804
Compass Minerals International Inc.	79,942	5,424,065
Freeport-McMoRan Inc.[a]	3,193,447	42,664,452
Newmont Mining Corp.	1,280,388	42,201,589
Nucor Corp.	766,153	45,754,657
Reliance Steel & Aluminum Co.	169,192	13,538,744
Royal Gold Inc.	159,087	11,144,044
Southern Copper Corp.	200,032	7,179,148
Steel Dynamics Inc.	563,069	19,572,278
Tahoe Resources Inc.	716,495	5,753,455
U.S. Steel Corp.	374,764	12,670,771

		217,910,007
MORTGAGE REAL ESTATE INVESTMENT — 0.52%
AGNC Investment Corp.[b]	804,918	16,009,819
Annaly Capital Management Inc.[b]	2,432,735	27,027,686
Chimera Investment Corp.[b]	447,493	9,030,409
MFA Financial Inc.	880,148	7,111,596
Starwood Property Trust Inc.[b]	596,977	13,479,740
Two Harbors Investment Corp.[b]	821,609	7,879,230

		80,538,480
MULTI-UTILITIES — 2.72%
Ameren Corp.	586,758	32,031,119

Security	Shares	Value
CenterPoint Energy Inc.	1,034,800	$28,529,436
CMS Energy Corp.	666,925	29,838,224
Consolidated Edison Inc.	733,971	57,000,188
DTE Energy Co.	431,584	44,069,042
MDU Resources Group Inc.	466,367	12,764,465
NiSource Inc.	772,969	18,388,933
Public Service Enterprise Group Inc.	1,217,499	53,996,081
SCANA Corp.	311,985	20,388,220
Sempra Energy	600,841	66,392,930
Vectren Corp.	197,686	11,586,376
WEC Energy Group Inc.	761,409	46,164,228

		421,149,242
MULTILINE RETAIL — 0.97%
Dillard’s Inc. Class A	45,384	2,370,860
Dollar General Corp.	685,016	47,766,166
Dollar Tree Inc.[a]	546,370	42,868,190
JC Penney Co. Inc.[a,b]	729,888	4,496,110
Kohl’s Corp.	413,103	16,445,631
Macy’s Inc.	738,069	21,876,365
Nordstrom Inc.	296,069	13,787,933

		149,611,255
OIL, GAS & CONSUMABLE FUELS — 4.58%
Antero Resources Corp.[a,b]	432,938	9,875,316
Cabot Oil & Gas Corp.	1,113,911	26,633,612
Cheniere Energy Inc.[a]	478,202	22,604,609
Chesapeake Energy Corp.[a,b]	1,464,876	8,701,363
Cimarex Energy Co.	226,215	27,030,430
Concho Resources Inc.[a]	339,060	43,514,960
CONSOL Energy Inc.	541,330	9,083,517
Continental Resources Inc./OKa,b	206,445	9,376,732
Devon Energy Corp.	1,256,618	52,426,103
Diamondback Energy Inc.[a]	215,358	22,335,855
Energen Corp.[a]	233,056	12,687,569
EQT Corp.	412,236	25,187,620
Extraction Oil & Gas Inc.[a,b]	103,021	1,911,040
Gulfport Energy Corp.[a]	380,026	6,532,647
Hess Corp.	680,376	32,800,927
HollyFrontier Corp.	389,668	11,043,191
Kosmos Energy Ltd.[a,b]	375,628	2,501,682
Laredo Petroleum Inc.[a]	341,896	4,991,682
Marathon Oil Corp.	2,047,297	32,347,293
Marathon Petroleum Corp.	1,264,373	63,901,411
Murphy Oil Corp.	388,720	11,113,505
Newfield Exploration Co.[a]	475,592	17,554,101
Noble Energy Inc.	1,025,907	35,229,646
ONEOK Inc.	500,905	27,770,173
Parsley Energy Inc. Class Aa	534,905	17,389,762
PBF Energy Inc.	260,537	5,776,105
QEP Resources Inc.[a]	568,518	7,225,864
Range Resources Corp.	490,478	14,272,910
Rice Energy Inc.[a,b]	259,433	6,148,562
SM Energy Co.	230,557	5,537,979
Southwestern Energy Co.[a,b]	1,168,026	9,542,772
Targa Resources Corp.	423,691	25,379,091
Tesoro Corp.	286,097	23,191,023
Whiting Petroleum Corp.[a]	478,357	4,525,257
Williams Companies Inc. (The)	1,803,616	53,368,997
World Fuel Services Corp.	164,291	5,955,549
WPX Energy Inc.[a,b]	918,765	12,302,263

		707,771,118

48

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	149,589	$5,462,990

		5,462,990
PERSONAL PRODUCTS — 0.31%
Coty Inc. Class A	1,095,662	19,864,352
Edgewell Personal Care Co.[a]	142,058	10,390,122
Herbalife Ltd.[a,b]	175,422	10,199,035
Nu Skin Enterprises Inc. Class A	130,507	7,248,359

		47,701,868
PHARMACEUTICALS — 0.66%
Akorn Inc.[a,b]	198,737	4,785,587
Endo International PLC[a]	489,868	5,466,927
Mallinckrodt PLC[a,b]	266,655	11,884,814
Perrigo Co. PLC	329,621	21,883,538
Zoetis Inc.	1,095,671	58,475,961

		102,496,827
PROFESSIONAL SERVICES — 0.97%
Dun & Bradstreet Corp. (The)	86,462	9,332,708
Equifax Inc.	285,704	39,067,165
ManpowerGroup Inc.	159,978	16,408,943
Nielsen Holdings PLC	868,874	35,893,185
Robert Half International Inc.	305,879	14,936,072
TransUnion[a,b]	125,530	4,814,076
Verisk Analytics Inc. Class Aa	370,625	30,072,512

		150,524,661
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
CBRE Group Inc. Class Aa	718,208	24,986,456
Howard Hughes Corp. (The)[a,b]	87,145	10,217,751
Jones Lang LaSalle Inc.	109,758	12,232,529
Realogy Holdings Corp.	354,064	10,547,567

		57,984,303
ROAD & RAIL — 0.63%
AMERCO	14,664	5,589,770
Avis Budget Group Inc.[a]	185,735	5,494,041
Genesee & Wyoming Inc. Class Aa,b	145,102	9,846,622
Hertz Global Holdings Inc.[a,b]	173,444	3,042,208
JB Hunt Transport Services Inc.	212,531	19,497,594
Kansas City Southern	257,847	22,112,959
Landstar System Inc.	100,448	8,603,371
Old Dominion Freight Line Inc.	164,408	14,068,393
Ryder System Inc.	127,439	9,613,998

		97,868,956
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.87%
Analog Devices Inc.	870,242	71,316,332
Cree Inc.[a,b]	237,729	6,354,496
Cypress Semiconductor Corp.	743,374	10,228,826
First Solar Inc.[a,b]	180,693	4,896,780

Security	Shares	Value
KLA-Tencor Corp.	376,784	$35,820,855
Lam Research Corp.	383,996	49,289,727
Marvell Technology Group Ltd.	979,478	14,946,834
Maxim Integrated Products Inc.	677,413	30,456,489
Microchip Technology Inc.	507,046	37,409,854
Micron Technology Inc.[a]	2,490,037	71,962,069
NVIDIA Corp.	1,223,766	133,304,830
ON Semiconductor Corp.[a]	992,633	15,375,885
Qorvo Inc.[a,b]	307,262	21,065,883
Skyworks Solutions Inc.	457,024	44,779,212
SunPower Corp.[a,b]	136,622	833,394
Teradyne Inc.	493,952	15,361,907
Xilinx Inc.	612,799	35,474,934

		598,878,307
SOFTWARE — 3.39%
ANSYS Inc.[a,b]	210,909	22,539,845
Atlassian Corp. PLC Class Aa,b	62,546	1,873,253
Autodesk Inc.[a]	510,135	44,111,374
CA Inc.	698,359	22,151,948
Cadence Design Systems Inc.[a]	665,749	20,904,519
CDK Global Inc.	348,692	22,668,467
Citrix Systems Inc.[a,b]	372,956	31,100,801
Electronic Arts Inc.[a]	699,498	62,619,061
FireEye Inc.[a,b]	362,253	4,568,010
Fortinet Inc.[a]	352,789	13,529,458
Guidewire Software Inc.[a,b]	172,040	9,691,013
Manhattan Associates Inc.[a]	170,408	8,869,736
Nuance Communications Inc.[a,b]	531,010	9,191,783
PTC Inc.[a,b]	276,827	14,547,259
Red Hat Inc.[a]	437,011	37,801,452
ServiceNow Inc.[a,b]	380,556	33,287,233
Splunk Inc.[a,b]	314,319	19,578,931
SS&C Technologies Holdings Inc.	404,816	14,330,486
Symantec Corp.	1,477,433	45,327,644
Synopsys Inc.[a,b]	362,009	26,111,709
Tableau Software Inc. Class Aa,b	131,442	6,512,951
Tyler Technologies Inc.[a,b]	78,802	12,179,637
Ultimate Software Group Inc. (The)[a,b]	65,525	12,791,135
Workday Inc. Class Aa,b	279,072	23,241,116
Zynga Inc. Class Aa,b	1,736,853	4,950,031

		524,478,852
SPECIALTY RETAIL — 3.52%
Advance Auto Parts Inc.	169,614	25,146,972
AutoNation Inc.[a,b]	154,767	6,545,096
AutoZone Inc.[a,b]	70,837	51,218,693
Bed Bath & Beyond Inc.	361,867	14,279,272
Best Buy Co. Inc.	663,964	32,633,831
Burlington Stores Inc.[a]	168,551	16,398,327
Cabela’s Inc.[a]	119,441	6,343,512
CarMax Inc.[a,b]	463,004	27,419,097
CST Brands Inc.	177,038	8,513,757
Dick’s Sporting Goods Inc.	209,887	10,213,101
Foot Locker Inc.	326,899	24,455,314
GameStop Corp. Class A	243,437	5,489,504
Gap Inc. (The)	530,343	12,882,031
L Brands Inc.	585,850	27,593,535
Michaels Companies Inc. (The)[a]	221,996	4,970,490
Murphy USA Inc.[a,b]	83,135	6,103,772
O’Reilly Automotive Inc.[a,b]	227,291	61,332,203

49

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Security	Shares	Value
Penske Automotive Group Inc.	91,327	$4,275,017
Ross Stores Inc.	946,711	62,359,854
Sally Beauty Holdings Inc.[a,b]	348,310	7,119,456
Signet Jewelers Ltd.	166,682	11,546,062
Staples Inc.	1,570,790	13,775,828
Tiffany & Co.	262,285	24,995,761
Tractor Supply Co.	319,269	22,019,983
Ulta Salon Cosmetics & Fragrance Inc.[a]	141,078	40,239,678
Urban Outfitters Inc.[a,b]	213,247	5,066,749
Williams-Sonoma Inc.	212,763	11,408,352

		544,345,247
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.74%
NCR Corp.[a,b]	300,147	13,710,715
NetApp Inc.	653,269	27,339,308
Western Digital Corp.	678,969	56,035,311
Xerox Corp.	2,432,185	17,852,238

		114,937,572
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Carter’s Inc.	119,277	10,711,075
Coach Inc.	668,379	27,624,104
Hanesbrands Inc.	903,134	18,749,062
Kate Spade & Co.[a]	306,174	7,112,422
lululemon athletica Inc.[a,b]	236,221	12,252,783
Michael Kors Holdings Ltd.[a,b]	387,881	14,782,145
PVH Corp.	193,282	19,998,889
Ralph Lauren Corp.	135,911	11,093,056
Skechers U.S.A. Inc. Class Aa,b	311,057	8,538,515
Under Armour Inc. Class Aa,b	436,180	8,627,640
Under Armour Inc. Class Ca,b	442,018	8,088,929

		147,578,620
THRIFTS & MORTGAGE FINANCE — 0.12%
New York Community Bancorp. Inc.	1,139,613	15,920,394
TFS Financial Corp.	135,474	2,251,578

		18,171,972
TRADING COMPANIES & DISTRIBUTORS — 0.99%
Air Lease Corp.	229,235	8,882,856
Fastenal Co.	694,796	35,781,994
HD Supply Holdings Inc.[a]	482,357	19,836,932
Herc Holdings Inc.[a,b]	60,661	2,965,716
MSC Industrial Direct Co. Inc. Class A	105,192	10,809,530
United Rentals Inc.[a,b]	211,484	26,446,074
Watsco Inc.	61,659	8,828,336
WESCO International Inc.[a]	115,561	8,037,268
WW Grainger Inc.	133,677	31,114,658

		152,703,364
TRANSPORTATION INFRASTRUCTURE — 0.09%
Macquarie Infrastructure Corp.	181,756	14,645,899

		14,645,899
WATER UTILITIES — 0.31%
American Water Works Co. Inc.	430,255	33,460,931
Aqua America Inc.	426,847	13,723,131

		47,184,062

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	1,837,294	$15,947,712
Telephone & Data Systems Inc.	227,866	6,040,728
U.S. Cellular Corp.[a,b]	32,625	1,217,891

		23,206,331

TOTAL COMMON STOCKS
(Cost: $12,217,870,732)		15,436,610,579

SHORT-TERM INVESTMENTS — 4.81%

MONEY MARKET FUNDS — 4.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	705,810,780	706,093,105
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	38,360,127	38,360,127

		744,453,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $744,212,001)		744,453,232

TOTAL INVESTMENTS IN SECURITIES — 104.61%
(Cost: $12,962,082,733)		16,181,063,811
Other Assets, Less Liabilities — (4.61)%		(712,398,227)

NET ASSETS — 100.00%		$15,468,665,584

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

50

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP ETF

March 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	74	Jun. 2017	Chicago Mercantile	$8,690,686	$8,729,040	$38,354
S&P MidCap 400 E-Mini	123	Jun. 2017	Chicago Mercantile	20,903,437	21,133,860	230,423

			Net unrealized appreciation			$268,777

51

Schedule of Investments

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.06%
B/E Aerospace Inc.	254,946	$16,344,588
BWX Technologies Inc.	233,891	11,133,211
HEICO Corp.	48,231	4,205,743
HEICO Corp. Class A	94,993	7,124,475
Hexcel Corp.	232,109	12,661,546
Huntington Ingalls Industries Inc.	97,058	19,434,894
Rockwell Collins Inc.	325,230	31,599,347
Spirit AeroSystems Holdings Inc. Class A	158,091	9,156,631
Textron Inc.	210,640	10,024,358
TransDigm Group Inc.	125,187	27,561,170

		149,245,963
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	355,837	27,502,642
Expeditors International of Washington Inc.	319,135	18,027,936

		45,530,578
AIRLINES — 0.33%
Alaska Air Group Inc.	246,417	22,724,576
JetBlue Airways Corp.[a]	58,777	1,211,394

		23,935,970
AUTO COMPONENTS — 1.38%
Adient PLC	49,485	3,596,075
BorgWarner Inc.	65,714	2,746,188
Delphi Automotive PLC	682,836	54,961,470
Gentex Corp.	458,784	9,785,863
Lear Corp.	143,762	20,353,824
Visteon Corp.[a]	84,794	8,305,572

		99,748,992
AUTOMOBILES — 0.54%
Harley-Davidson Inc.	452,701	27,388,411
Thor Industries Inc.	120,424	11,576,359

		38,964,770
BANKS — 1.16%
Citizens Financial Group Inc.	544,412	18,809,434
First Hawaiian Inc.	6,502	194,540
First Republic Bank/CA	308,514	28,941,698
Signature Bank/New York NYa,b	77,999	11,574,272
SVB Financial Group[a]	95,608	17,791,693
Western Alliance Bancorp.[a]	131,236	6,442,375

		83,754,012
BEVERAGES — 0.99%
Brown-Forman Corp. Class A	127,279	5,991,022
Brown-Forman Corp. Class B	438,761	20,261,983
Dr Pepper Snapple Group Inc.	462,852	45,322,468

		71,575,473

Security	Shares	Value
BIOTECHNOLOGY — 2.65%
ACADIA Pharmaceuticals Inc.[a,b]	240,757	$8,277,226
Agios Pharmaceuticals Inc.[a,b]	77,176	4,507,079
Alkermes PLC[a]	376,280	22,012,380
Alnylam Pharmaceuticals Inc.[a,b]	163,477	8,378,196
AquaBounty Technologies Inc.[a,b]	2,030	22,492
BioMarin Pharmaceutical Inc.[a,b]	426,259	37,417,015
Incyte Corp.[a]	406,890	54,388,986
Intercept Pharmaceuticals Inc.[a,b]	41,653	4,710,954
Intrexon Corp.[a,b]	135,637	2,688,325
Ionis Pharmaceuticals Inc.[a,b]	300,849	12,094,130
Juno Therapeutics Inc.[a,b]	140,132	3,109,529
Neurocrine Biosciences Inc.[a,b]	216,316	9,366,483
OPKO Health Inc.[a,b]	728,340	5,826,720
Seattle Genetics Inc.[a,b]	240,629	15,125,939
United Therapeutics Corp.[a,b]	30,267	4,097,547

		192,023,001
BUILDING PRODUCTS — 1.58%
Allegion PLC	239,639	18,140,672
AO Smith Corp.	363,637	18,603,669
Fortune Brands Home & Security Inc.	382,227	23,258,513
Johnson Controls International PLC	494,375	20,823,075
Lennox International Inc.	91,943	15,382,064
Masco Corp.	537,501	18,269,659

		114,477,652
CAPITAL MARKETS — 3.47%
Affiliated Managers Group Inc.	123,377	20,226,425
Ameriprise Financial Inc.	110,979	14,391,757
Artisan Partners Asset Management Inc.	105,566	2,913,622
CBOE Holdings Inc.	202,289	16,399,569
Donnelley Financial Solutions Inc.[a,b]	43,009	829,644
Eaton Vance Corp. NVS	274,841	12,356,851
FactSet Research Systems Inc.	99,827	16,462,471
Federated Investors Inc. Class B	190,239	5,010,895
Interactive Brokers Group Inc. Class A	17,717	615,134
Invesco Ltd.	175,091	5,363,037
Lazard Ltd. Class A	44,022	2,024,572
LPL Financial Holdings Inc.	30,141	1,200,516
MarketAxess Holdings Inc.	91,607	17,175,397
Moody’s Corp.	378,602	42,418,568
Morningstar Inc.	44,529	3,499,979
MSCI Inc.	215,907	20,984,001
SEI Investments Co.	318,785	16,079,515
T Rowe Price Group Inc.	463,384	31,579,620
TD Ameritrade Holding Corp.	554,528	21,548,958

		251,080,531
CHEMICALS — 1.74%
Axalta Coating Systems Ltd.[a]	412,318	13,276,640
Celanese Corp. Series A	33,580	3,017,163
FMC Corp.	268,969	18,717,553
International Flavors & Fragrances Inc.	199,470	26,435,759
NewMarket Corp.	17,276	7,830,001
RPM International Inc.	325,169	17,894,050

52

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	104,542	$9,763,177
Valspar Corp. (The)	195,492	21,687,882
Valvoline Inc.[b]	10,721	263,201
WR Grace & Co.	96,760	6,745,140

		125,630,566
COMMERCIAL SERVICES & SUPPLIES — 1.34%
Cintas Corp.	221,937	28,083,908
Clean Harbors Inc.[a]	10,037	558,258
Copart Inc.[a,b]	244,413	15,136,497
Covanta Holding Corp.	287,660	4,516,262
KAR Auction Services Inc.	343,989	15,022,000
LSC Communications Inc.	43,009	1,082,106
Pitney Bowes Inc.	467,050	6,123,026
Rollins Inc.	241,341	8,960,991
RR Donnelley & Sons Co.	118,901	1,439,891
Stericycle Inc.[a,b]	194,629	16,132,798

		97,055,737
COMMUNICATIONS EQUIPMENT — 1.13%
Arista Networks Inc.[a,b]	97,655	12,916,827
ARRIS International PLC[a]	106,534	2,817,824
CommScope Holding Co. Inc.[a]	320,663	13,374,854
F5 Networks Inc.[a]	167,819	23,925,955
Motorola Solutions Inc.	48,740	4,202,363
Palo Alto Networks Inc.[a,b]	217,433	24,500,350

		81,738,173
CONSTRUCTION & ENGINEERING — 0.14%
Quanta Services Inc.[a]	97,652	3,623,866
Valmont Industries Inc.	44,124	6,861,282

		10,485,148
CONSTRUCTION MATERIALS — 1.10%
Eagle Materials Inc.	117,007	11,366,060
Martin Marietta Materials Inc.	143,648	31,351,176
Vulcan Materials Co.	307,945	37,101,214

		79,818,450
CONSUMER FINANCE — 0.06%
Credit Acceptance Corp.[a,b]	20,433	4,074,545

		4,074,545
CONTAINERS & PACKAGING — 2.07%
AptarGroup Inc.	39,338	3,028,633
Avery Dennison Corp.	209,892	16,917,295
Ball Corp.	426,988	31,708,129
Bemis Co. Inc.	33,381	1,630,996
Berry Plastics Group Inc.[a]	315,814	15,339,086
Crown Holdings Inc.[a]	335,654	17,772,879
Graphic Packaging Holding Co.	555,188	7,145,269
Owens-Illinois Inc.[a]	406,476	8,283,981
Packaging Corp. of America	232,887	21,337,107
Sealed Air Corp.	491,700	21,428,286
Silgan Holdings Inc.	91,872	5,453,522

		150,045,183

Security	Shares	Value
DISTRIBUTORS — 0.91%
Genuine Parts Co.	344,232	$31,810,479
LKQ Corp.[a]	763,511	22,347,967
Pool Corp.	101,243	12,081,327

		66,239,773
DIVERSIFIED CONSUMER SERVICES — 0.40%
Service Corp. International/U.S.	469,034	14,483,770
ServiceMaster Global Holdings Inc.[a]	339,110	14,157,842

		28,641,612
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.19%
Zayo Group Holdings Inc.[a]	408,114	13,426,951

		13,426,951
ELECTRICAL EQUIPMENT — 1.08%
Acuity Brands Inc.	108,888	22,213,152
AMETEK Inc.	105,708	5,716,689
Hubbell Inc.	88,387	10,610,859
Rockwell Automation Inc.	256,954	40,010,307

		78,551,007
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.96%
Amphenol Corp. Class A	750,405	53,406,324
CDW Corp./DE	406,760	23,474,120
Cognex Corp.	203,137	17,053,351
Fitbit Inc. Class Aa,b	259,268	1,534,866
IPG Photonics Corp.[a,b]	74,830	9,031,981
National Instruments Corp.	202,490	6,593,074
Trimble Inc.[a]	497,308	15,918,829
VeriFone Systems Inc.[a,b]	269,852	5,054,328
Zebra Technologies Corp. Class Aa,b	106,423	9,711,099

		141,777,972
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.95%
Alexandria Real Estate Equities Inc.[b]	22,086	2,440,945
Boston Properties Inc.	65,566	8,681,594
Care Capital Properties Inc.[b]	20,181	542,263
Colony NorthStar Inc. Class Ab	457,799	5,910,185
CubeSmart	304,246	7,898,226
CyrusOne Inc.	171,004	8,801,576
Digital Realty Trust Inc.[b]	278,703	29,651,212
Empire State Realty Trust Inc. Class A	184,698	3,812,167
Equinix Inc.	188,228	75,360,844
Equity Lifestyle Properties Inc.	190,992	14,717,844
Essex Property Trust Inc.	67,913	15,723,897
Extra Space Storage Inc.[b]	301,467	22,426,130
Federal Realty Investment Trust	176,757	23,597,059
Gaming and Leisure Properties Inc.	467,686	15,630,066
Healthcare Trust of America Inc. Class Ab	246,071	7,741,394
Invitation Homes Inc.[a]	27,548	601,373
Iron Mountain Inc.[b]	651,284	23,231,300
Lamar Advertising Co. Class Ab	204,995	15,321,326
Life Storage Inc.	74,052	6,081,150
Omega Healthcare Investors Inc.[b]	170,188	5,614,502
Outfront Media Inc.	54,340	1,442,727

53

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
Park Hotels & Resorts Inc.	252,248	$6,475,206
Regency Centers Corp.	44,721	2,969,027
SBA Communications Corp.[a]	197,653	23,791,492
Senior Housing Properties Trust	63,214	1,280,084
Tanger Factory Outlet Centers Inc.[b]	208,518	6,833,135
Taubman Centers Inc.[b]	71,965	4,751,129
Ventas Inc.[b]	265,140	17,244,706

		358,572,559
FOOD & STAPLES RETAILING — 0.50%
Casey’s General Stores Inc.	97,452	10,938,987
Rite Aid Corp.[a]	2,557,070	10,867,548
Sprouts Farmers Market Inc.[a,b]	326,336	7,544,888
U.S. Foods Holding Corp.[a]	111,727	3,126,121
Whole Foods Market Inc.	132,160	3,927,795

		36,405,339
FOOD PRODUCTS — 4.25%
Blue Buffalo Pet Products Inc.[a,b]	148,182	3,408,186
Campbell Soup Co.	466,038	26,676,015
Conagra Brands Inc.	862,713	34,801,842
Flowers Foods Inc.	393,647	7,640,688
Hain Celestial Group Inc. (The)[a]	187,939	6,991,331
Hershey Co. (The)	350,210	38,260,442
Hormel Foods Corp.	589,804	20,424,913
Ingredion Inc.	126,527	15,237,647
Kellogg Co.	572,746	41,587,087
Lamb Weston Holdings Inc.	289,032	12,156,686
McCormick & Co. Inc./MD	289,059	28,197,705
Mead Johnson Nutrition Co.	168,615	15,020,224
Pilgrim’s Pride Corp.[b]	20,973	471,997
Post Holdings Inc.[a,b]	91,832	8,037,137
TreeHouse Foods Inc.[a,b]	43,033	3,643,174
Tyson Foods Inc. Class A	341,605	21,080,445
WhiteWave Foods Co. (The)[a]	434,661	24,406,215

		308,041,734
HEALTH CARE EQUIPMENT & SUPPLIES — 5.68%
ABIOMED Inc.[a]	99,488	12,455,898
Alere Inc.[a]	39,390	1,564,965
Align Technology Inc.[a,b]	180,066	20,655,371
Cooper Companies Inc. (The)[b]	92,180	18,425,860
CR Bard Inc.	183,455	45,595,906
DexCom Inc.[a,b]	205,192	17,385,918
Edwards Lifesciences Corp.[a,b]	528,174	49,685,328
Hill-Rom Holdings Inc.	153,797	10,858,068
Hologic Inc.[a]	697,298	29,670,030
IDEXX Laboratories Inc.[a]	221,646	34,268,688
Intuitive Surgical Inc.[a]	94,413	72,364,732
ResMed Inc.	348,214	25,060,962
Teleflex Inc.	20,017	3,877,893
Varex Imaging Corp.[a]	94,801	3,185,314
Varian Medical Systems Inc.[a,b]	238,656	21,748,721
West Pharmaceutical Services Inc.	179,248	14,628,429
Zimmer Biomet Holdings Inc.	245,086	29,927,451

		411,359,534
HEALTH CARE PROVIDERS & SERVICES — 2.75%
Acadia Healthcare Co. Inc.[a,b]	62,780	2,737,208

Security	Shares	Value
AmerisourceBergen Corp.	411,074	$36,380,049
Centene Corp.[a,b]	306,382	21,832,781
DaVita Inc.[a]	154,560	10,505,443
Envision Healthcare Corp.[a,b]	205,335	12,591,142
Henry Schein Inc.[a,b]	204,452	34,750,706
Laboratory Corp. of America Holdings[a]	114,578	16,438,506
MEDNAX Inc.[a,b]	161,490	11,204,176
Patterson Companies Inc.	210,700	9,529,961
Premier Inc.[a,b]	33,885	1,078,560
Tenet Healthcare Corp.[a,b]	198,011	3,506,775
Universal Health Services Inc. Class B	52,491	6,532,505
VCA Inc.[a]	194,299	17,778,359
WellCare Health Plans Inc.[a]	101,878	14,284,314

		199,150,485
HEALTH CARE TECHNOLOGY — 0.95%
athenahealth Inc.[a,b]	97,739	11,014,208
Cerner Corp.[a,b]	734,399	43,219,381
Inovalon Holdings Inc.[a,b]	148,416	1,870,042
Veeva Systems Inc.[a,b]	240,894	12,353,044

		68,456,675
HOTELS, RESTAURANTS & LEISURE — 3.99%
Aramark	262,755	9,687,777
Brinker International Inc.	122,230	5,373,231
Chipotle Mexican Grill Inc.[a,b]	70,595	31,451,484
Choice Hotels International Inc.	56,272	3,522,627
Darden Restaurants Inc.	291,597	24,397,921
Domino’s Pizza Inc.	124,405	22,927,841
Dunkin’ Brands Group Inc.	229,633	12,556,332
Extended Stay America Inc.	24,748	394,483
Hilton Grand Vacations Inc.[a]	113,968	3,266,323
Hilton Worldwide Holdings Inc.	384,849	22,498,273
Hyatt Hotels Corp. Class Aa,b	5,762	311,033
Marriott International Inc./MD Class A	608,104	57,271,235
MGM Resorts International	106,462	2,917,059
Norwegian Cruise Line Holdings Ltd.[a]	36,022	1,827,396
Panera Bread Co. Class Aa,b	55,955	14,652,936
Six Flags Entertainment Corp.	179,384	10,671,554
Vail Resorts Inc.	96,927	18,600,291
Wendy’s Co. (The)	276,939	3,769,140
Wyndham Worldwide Corp.	258,017	21,748,253
Wynn Resorts Ltd.	182,278	20,890,882

		288,736,071
HOUSEHOLD DURABLES — 2.43%
CalAtlantic Group Inc.	22,503	842,738
DR Horton Inc.	463,543	15,440,618
Leggett & Platt Inc.	330,800	16,645,856
Lennar Corp. Class A	236,696	12,116,468
Lennar Corp. Class B	12,574	525,593
Mohawk Industries Inc.[a]	121,908	27,976,667
Newell Brands Inc.	1,176,472	55,494,184
NVR Inc.[a]	8,735	18,403,597
PulteGroup Inc.	233,995	5,510,582
Tempur Sealy International Inc.[a,b]	117,594	5,463,417
Toll Brothers Inc.[a]	183,355	6,620,949
Tupperware Brands Corp.	126,631	7,942,296
Whirlpool Corp.	18,176	3,114,094

		176,097,059

54

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.11%
Church & Dwight Co. Inc.	640,964	$31,964,875
Clorox Co. (The)	275,613	37,160,901
Energizer Holdings Inc.	48,168	2,685,366
Spectrum Brands Holdings Inc.	61,845	8,597,073

		80,408,215
INDUSTRIAL CONGLOMERATES — 0.43%
Carlisle Companies Inc.	47,473	5,051,602
Roper Technologies Inc.	127,598	26,347,711

		31,399,313
INSURANCE — 0.64%
AmTrust Financial Services Inc.	15,475	285,669
Arthur J Gallagher & Co.	300,608	16,996,376
Brown & Brown Inc.	17,129	714,622
Erie Indemnity Co. Class A	45,270	5,554,629
Lincoln National Corp.	127,677	8,356,460
Progressive Corp. (The)	141,601	5,547,927
XL Group Ltd.	219,933	8,766,529

		46,222,212
INTERNET & DIRECT MARKETING RETAIL — 0.94%
Expedia Inc.	298,093	37,610,394
Groupon Inc.[a,b]	901,425	3,542,600
Liberty Expedia Holdings Inc. Class Aa,b	24,175	1,099,479
Liberty Interactive Corp. QVC Group Series Aa,b	588,206	11,775,884
Liberty Ventures Series Aa	36,290	1,614,179
TripAdvisor Inc.[a,b]	284,853	12,294,256

		67,936,792
INTERNET SOFTWARE & SERVICES — 1.61%
Akamai Technologies Inc.[a,b]	383,188	22,876,324
CommerceHub Inc. Series Aa	5,997	92,834
CommerceHub Inc. Series Ca	12,078	187,571
CoStar Group Inc.[a,b]	79,795	16,535,120
GoDaddy Inc. Class Aa,b	115,050	4,360,395
IAC/InterActiveCorp[a]	138,451	10,206,608
Match Group Inc.[a,b]	70,864	1,157,209
Nutanix Inc. Class Aa,b	29,122	546,620
Pandora Media Inc.[a,b]	471,233	5,565,262
Twilio Inc. Class Aa,b	38,043	1,098,301
Twitter Inc.[a,b]	1,401,340	20,950,033
VeriSign Inc.[a,b]	223,659	19,482,935
Yelp Inc.[a,b]	131,026	4,291,101
Zillow Group Inc. Class Aa,b	88,154	2,980,487
Zillow Group Inc. Class Ca,b	176,186	5,932,183

		116,262,983
IT SERVICES — 6.80%
Alliance Data Systems Corp.	136,870	34,080,630
Black Knight Financial Services Inc. Class Aa,b	58,190	2,228,677
Booz Allen Hamilton Holding Corp.	268,424	9,499,525
Broadridge Financial Solutions Inc.	293,571	19,948,150

Security	Shares	Value
CoreLogic Inc./U.S.[a]	123,452	$5,026,965
CSRA Inc.	408,867	11,975,714
DST Systems Inc.	82,492	10,105,270
Euronet Worldwide Inc.[a]	125,084	10,697,184
Fidelity National Information Services Inc.	461,538	36,747,656
First Data Corp. Class Aa	783,474	12,143,847
Fiserv Inc.[a]	554,741	63,967,185
FleetCor Technologies Inc.[a]	228,680	34,629,012
Gartner Inc.[a]	200,060	21,604,479
Genpact Ltd.	353,448	8,751,373
Global Payments Inc.[b]	383,241	30,919,884
Jack Henry & Associates Inc.	196,433	18,287,912
Leidos Holdings Inc.	167,371	8,559,353
Paychex Inc.	807,116	47,539,132
Sabre Corp.	518,210	10,980,870
Square Inc. Class Aa,b	126,500	2,185,920
Teradata Corp.[a,b]	325,315	10,123,803
Total System Services Inc.	415,629	22,219,526
Vantiv Inc. Class Aa	387,377	24,838,613
Western Union Co. (The)	1,231,114	25,053,170
WEX Inc.[a]	96,635	10,001,723

		492,115,573
LEISURE PRODUCTS — 1.03%
Brunswick Corp./DE	184,593	11,297,091
Hasbro Inc.	280,851	28,034,547
Mattel Inc.	853,998	21,870,889
Polaris Industries Inc.[b]	150,644	12,623,967
Vista Outdoor Inc.[a,b]	25,978	534,887

		74,361,381
LIFE SCIENCES TOOLS & SERVICES — 2.60%
Agilent Technologies Inc.	213,887	11,308,206
Bio-Techne Corp.	92,236	9,375,789
Bruker Corp.	260,123	6,068,669
Charles River Laboratories International Inc.[a]	117,128	10,535,664
Illumina Inc.[a,b]	365,552	62,377,793
Mettler-Toledo International Inc.[a,b]	65,567	31,400,692
Patheon NVa,b	46,553	1,226,206
PerkinElmer Inc.	56,914	3,304,427
Quintiles IMS Holdings Inc.[a,b]	280,625	22,598,731
VWR Corp.[a,b]	11,008	310,426
Waters Corp.[a]	191,874	29,991,825

		188,498,428
MACHINERY — 2.99%
Donaldson Co. Inc.	293,078	13,340,911
Flowserve Corp.	198,276	9,600,524
Graco Inc.	138,268	13,016,550
IDEX Corp.	176,626	16,516,297
Ingersoll-Rand PLC	323,261	26,287,584
Lincoln Electric Holdings Inc.	97,170	8,440,186
Middleby Corp. (The)[a,b]	141,180	19,264,011
Nordson Corp.	142,342	17,485,291
PACCAR Inc.	76,502	5,140,934
Snap-on Inc.	105,620	17,814,925
Stanley Black & Decker Inc.	45,739	6,077,341
Toro Co. (The)	266,878	16,669,200
WABCO Holdings Inc.[a]	132,030	15,502,963
Wabtec Corp./DEb	214,607	16,739,346
Welbilt Inc.[a,b]	139,098	2,730,494
Xylem Inc./NY	233,583	11,730,538

		216,357,095

55

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
MEDIA — 3.03%
AMC Networks Inc. Class Aa,b	136,837	$8,029,595
Cable One Inc.	11,836	7,391,227
Cinemark Holdings Inc.	265,783	11,784,818
Clear Channel Outdoor Holdings Inc. Class A	45,115	272,946
Discovery Communications Inc. Class Aa,b	349,654	10,171,435
Discovery Communications Inc. Class C NVS[a,b]	516,573	14,624,182
Interpublic Group of Companies Inc. (The)	1,004,106	24,670,884
Lions Gate Entertainment Corp. Class A	74,728	1,984,776
Lions Gate Entertainment Corp. Class Ba	216,152	5,269,786
Live Nation Entertainment Inc.[a,b]	186,533	5,665,007
Madison Square Garden Co. (The)[a]	4,692	937,039
Omnicom Group Inc.	591,218	50,968,904
Regal Entertainment Group Class A	55,486	1,252,874
Scripps Networks Interactive Inc. Class A	205,773	16,126,430
Sirius XM Holdings Inc.[b]	4,439,043	22,861,071
Tribune Media Co. Class A	14,907	555,584
Viacom Inc. Class A	21,725	1,059,094
Viacom Inc. Class B NVS	759,679	35,416,235

		219,041,887
METALS & MINING — 0.23%
Freeport-McMoRan Inc.[a]	725,491	9,692,560
Royal Gold Inc.	10,337	724,107
Southern Copper Corp.	92,476	3,318,963
Steel Dynamics Inc.	87,063	3,026,310

		16,761,940
MULTILINE RETAIL — 1.50%
Dollar General Corp.	712,093	49,654,245
Dollar Tree Inc.[a]	566,076	44,414,323
Nordstrom Inc.	307,946	14,341,045

		108,409,613
OIL, GAS & CONSUMABLE FUELS — 1.30%
Cabot Oil & Gas Corp.	809,789	19,362,055
Chesapeake Energy Corp.[a,b]	125,684	746,563
Cimarex Energy Co.	36,463	4,356,964
Continental Resources Inc./OKa,b	95,095	4,319,215
Devon Energy Corp.	114,758	4,787,704
Diamondback Energy Inc.[a]	55,146	5,719,467
Extraction Oil & Gas Inc.[a,b]	12,482	231,541
Newfield Exploration Co.[a]	126,178	4,657,230
ONEOK Inc.	522,706	28,978,821
Parsley Energy Inc. Class Aa	48,410	1,573,809
Southwestern Energy Co.[a,b]	1,227,978	10,032,580
Williams Companies Inc. (The)	309,669	9,163,106

		93,929,055
PERSONAL PRODUCTS — 0.19%
Coty Inc. Class A	61,271	1,110,843
Herbalife Ltd.[a,b]	185,236	10,769,621
Nu Skin Enterprises Inc. Class A	38,683	2,148,454

		14,028,918

Security	Shares	Value
PHARMACEUTICALS — 0.91%
Akorn Inc.[a,b]	212,177	$5,109,222
Zoetis Inc.	1,139,324	60,805,722

		65,914,944
PROFESSIONAL SERVICES — 1.73%
Dun & Bradstreet Corp. (The)	36,253	3,913,149
Equifax Inc.	295,872	40,457,537
Nielsen Holdings PLC	704,327	29,095,748
Robert Half International Inc.	318,126	15,534,093
TransUnion[a]	130,818	5,016,870
Verisk Analytics Inc. Class Aa	383,011	31,077,513

		125,094,910
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
CBRE Group Inc. Class Aa	749,695	26,081,889

		26,081,889
ROAD & RAIL — 0.67%
AMERCO	9,495	3,619,399
Avis Budget Group Inc.[a,b]	192,332	5,689,180
Hertz Global Holdings Inc.[a,b]	33,822	593,238
JB Hunt Transport Services Inc.	221,838	20,351,418
Landstar System Inc.	106,052	9,083,354
Old Dominion Freight Line Inc.	105,449	9,023,271

		48,359,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.87%
Analog Devices Inc.	64,708	5,302,821
Cree Inc.[a,b]	91,210	2,438,043
KLA-Tencor Corp.	389,578	37,037,181
Lam Research Corp.	318,300	40,856,988
Maxim Integrated Products Inc.	706,318	31,756,057
Microchip Technology Inc.	524,917	38,728,376
NVIDIA Corp.	1,273,414	138,712,987
ON Semiconductor Corp.[a]	100,323	1,554,003
Qorvo Inc.[a,b]	30,527	2,092,931
Skyworks Solutions Inc.	435,067	42,627,865
Xilinx Inc.	201,920	11,689,149

		352,796,401
SOFTWARE — 5.67%
ANSYS Inc.[a]	56,859	6,076,521
Atlassian Corp. PLC Class Aa,b	63,677	1,907,126
Autodesk Inc.[a,b]	432,687	37,414,445
Cadence Design Systems Inc.[a]	692,269	21,737,247
CDK Global Inc.	362,589	23,571,911
Citrix Systems Inc.[a]	387,727	32,332,555
Electronic Arts Inc.[a]	727,124	65,092,141
FireEye Inc.[a,b]	85,858	1,082,669
Fortinet Inc.[a]	362,728	13,910,619
Guidewire Software Inc.[a,b]	181,786	10,240,005
Manhattan Associates Inc.[a]	180,218	9,380,347
Nuance Communications Inc.[a]	419,929	7,268,971

56

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Security	Shares	Value
PTC Inc.[a]	125,726	$6,606,901
Red Hat Inc.[a]	452,108	39,107,342
ServiceNow Inc.[a]	393,682	34,435,365
Splunk Inc.[a,b]	326,788	20,355,625
SS&C Technologies Holdings Inc.	387,381	13,713,287
Symantec Corp.	217,357	6,668,513
Synopsys Inc.[a]	36,257	2,615,217
Tableau Software Inc. Class Aa,b	136,363	6,756,787
Tyler Technologies Inc.[a]	82,706	12,783,039
Ultimate Software Group Inc. (The)[a,b]	68,706	13,412,098
Workday Inc. Class Aa,b	290,490	24,192,007

		410,660,738
SPECIALTY RETAIL — 5.46%
Advance Auto Parts Inc.	176,996	26,241,427
AutoNation Inc.[a,b]	64,281	2,718,444
AutoZone Inc.[a]	73,636	53,242,510
Bed Bath & Beyond Inc.	39,816	1,571,139
Burlington Stores Inc.[a]	101,128	9,838,743
Cabela’s Inc.[a]	15,346	815,026
CarMax Inc.[a,b]	482,846	28,594,140
Dick’s Sporting Goods Inc.	171,978	8,368,450
Foot Locker Inc.	303,609	22,712,989
Gap Inc. (The)	34,659	841,867
L Brands Inc.	108,684	5,119,016
Michaels Companies Inc. (The)[a,b]	162,424	3,636,673
Murphy USA Inc.[a,b]	52,501	3,854,623
O’Reilly Automotive Inc.[a]	236,281	63,758,065
Ross Stores Inc.	984,197	64,829,056
Sally Beauty Holdings Inc.[a,b]	368,947	7,541,277
Signet Jewelers Ltd.	158,048	10,947,985
Tractor Supply Co.	333,804	23,022,462
Ulta Salon Cosmetics & Fragrance Inc.[a]	146,150	41,686,365
Urban Outfitters Inc.[a,b]	172,713	4,103,661
Williams-Sonoma Inc.	221,674	11,886,160

		395,330,078
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.19%
NCR Corp.[a,b]	308,959	14,113,247

		14,113,247
TEXTILES, APPAREL & LUXURY GOODS — 1.37%
Carter’s Inc.	125,620	11,280,676
Coach Inc.	133,362	5,511,852
Hanesbrands Inc.	939,673	19,507,612
Kate Spade & Co.[a]	317,919	7,385,258
lululemon athletica Inc.[a,b]	242,445	12,575,622
Michael Kors Holdings Ltd.[a,b]	403,535	15,378,719
Ralph Lauren Corp.	9,652	787,796
Skechers U.S.A. Inc. Class Aa,b	327,542	8,991,028
Under Armour Inc. Class Aa,b	457,724	9,053,781
Under Armour Inc. Class Ca,b	463,958	8,490,431

		98,962,775
TRADING COMPANIES & DISTRIBUTORS — 1.83%
Air Lease Corp.	118,023	4,573,391
Fastenal Co.	718,712	37,013,668
HD Supply Holdings Inc.[a]	503,246	20,695,992
Herc Holdings Inc.[a,b]	12,442	608,290

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	45,412	$4,666,537
United Rentals Inc.[a]	187,880	23,494,394
Watsco Inc.	65,213	9,337,197
WW Grainger Inc.	138,195	32,166,268

		132,555,737

TOTAL COMMON STOCKS
(Cost: $5,896,129,803)		7,230,245,499

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	409,153,852	409,317,514
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	9,357,264	9,357,264

		418,674,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,512,452)		418,674,778

TOTAL INVESTMENTS IN SECURITIES — 105.65%
(Cost: $6,314,642,255)		7,648,920,277
Other Assets, Less Liabilities — (5.65)%		(408,800,085)

NET ASSETS — 100.00%		$7,240,120,192

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

57

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

March 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	33	Jun. 2017	Chicago Mercantile	$3,908,976	$3,892,680	$(16,296)
S&P MidCap 400 E-Mini	30	Jun. 2017	Chicago Mercantile	5,139,471	5,154,600	15,129

			Net unrealized depreciation			$(1,167)

58

Schedule of Investments

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.24%
Arconic Inc.	1,189,514	$31,331,799
Huntington Ingalls Industries Inc.	20,677	4,140,362
L3 Technologies Inc.	207,516	34,300,320
Orbital ATK Inc.	156,981	15,384,138
Spirit AeroSystems Holdings Inc. Class A	158,711	9,192,541
Textron Inc.	503,679	23,970,084

		118,319,244
AIR FREIGHT & LOGISTICS — 0.09%
Expeditors International of Washington Inc.	145,016	8,191,954

		8,191,954
AIRLINES — 1.70%
Alaska Air Group Inc.	57,031	5,259,399
American Airlines Group Inc.	1,428,599	60,429,737
Copa Holdings SA Class A	83,660	9,390,835
JetBlue Airways Corp.[a]	801,805	16,525,201
Spirit Airlines Inc.[a]	192,310	10,205,892
United Continental Holdings Inc.[a]	856,869	60,529,226

		162,340,290
AUTO COMPONENTS — 0.74%
Adient PLC	194,112	14,106,119
BorgWarner Inc.	518,273	21,658,629
Gentex Corp.	270,623	5,772,389
Goodyear Tire & Rubber Co. (The)	680,800	24,508,800
Lear Corp.	34,247	4,848,690

		70,894,627
BANKS — 6.55%
Associated Banc-Corp.	401,926	9,806,994
Bank of Hawaii Corp.	114,067	9,394,558
BankUnited Inc.	267,449	9,978,522
BOK Financial Corp.	69,002	5,400,787
CIT Group Inc.	540,279	23,194,177
Citizens Financial Group Inc.	844,151	29,165,417
Comerica Inc.	472,485	32,403,021
Commerce Bancshares Inc./MO	234,849	13,189,120
Cullen/Frost Bankers Inc.	142,946	12,717,906
East West Bancorp. Inc.	389,465	20,100,289
Fifth Third Bancorp.	2,063,374	52,409,700
First Hawaiian Inc.	59,193	1,771,055
First Horizon National Corp.	620,324	11,475,994
First Republic Bank/CA	81,280	7,624,877
Huntington Bancshares Inc./OH	2,906,267	38,914,915
KeyCorp	2,910,244	51,744,138
M&T Bank Corp.	403,894	62,494,519
PacWest Bancorp.	319,244	17,002,935
People’s United Financial Inc.	902,327	16,422,351
Popular Inc.	275,631	11,226,451
Regions Financial Corp.	3,423,411	49,742,162
Signature Bank/New York NYa	58,283	8,648,614

Security	Shares	Value
SunTrust Banks Inc.	1,354,867	$74,924,145
SVB Financial Group[a,b]	36,346	6,763,627
Synovus Financial Corp.	334,815	13,734,111
TCF Financial Corp.	423,192	7,202,728
Western Alliance Bancorp.[a]	109,611	5,380,804
Zions BanCorp.	545,783	22,922,886

		625,756,803
BEVERAGES — 0.48%
Brown-Forman Corp. Class A	8,866	417,323
Brown-Forman Corp. Class B	30,966	1,430,010
Molson Coors Brewing Co. Class B	464,122	44,421,116

		46,268,449
BIOTECHNOLOGY — 0.15%
Alnylam Pharmaceuticals Inc.[a,b]	27,007	1,384,109
Juno Therapeutics Inc.[a,b]	16,727	371,172
OPKO Health Inc.[a,b]	74,613	596,904
United Therapeutics Corp.[a,b]	85,604	11,589,069

		13,941,254
BUILDING PRODUCTS — 1.32%
Armstrong World Industries Inc.[a]	125,149	5,763,112
Johnson Controls International PLC	1,944,642	81,908,321
Lennox International Inc.	7,896	1,321,001
Masco Corp.	313,723	10,663,445
Owens Corning	311,698	19,128,906
USG Corp.[a,b]	234,939	7,471,060

		126,255,845
CAPITAL MARKETS — 2.56%
Affiliated Managers Group Inc.	19,961	3,272,406
Ameriprise Financial Inc.	275,820	35,768,338
Donnelley Financial Solutions Inc.[a,b]	22,637	436,668
E*TRADE Financial Corp.[a,b]	752,230	26,245,305
Interactive Brokers Group Inc. Class A	151,051	5,244,491
Invesco Ltd.	928,476	28,439,220
Lazard Ltd. Class A	295,995	13,612,810
Legg Mason Inc.	262,290	9,471,292
LPL Financial Holdings Inc.	198,263	7,896,815
Moody’s Corp.	48,118	5,391,141
Nasdaq Inc.	304,349	21,137,038
Northern Trust Corp.	558,812	48,381,943
Raymond James Financial Inc.	342,656	26,130,946
T Rowe Price Group Inc.	154,403	10,522,564
TD Ameritrade Holding Corp.	73,467	2,854,928

		244,805,905
CHEMICALS — 2.25%
Albemarle Corp.	303,105	32,020,012
Ashland Global Holdings Inc.	167,559	20,745,480
Cabot Corp.	164,741	9,869,633
Celanese Corp. Series A	362,945	32,610,608
CF Industries Holdings Inc.	634,097	18,610,747
Eastman Chemical Co.	400,056	32,324,525
FMC Corp.	69,719	4,851,745
Huntsman Corp.	533,690	13,096,753
Mosaic Co. (The)	948,783	27,685,488

59

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
NewMarket Corp.	1,515	$686,643
Platform Specialty Products Corp.[a,b]	525,675	6,844,289
Scotts Miracle-Gro Co. (The) Class A	9,734	909,058
Valvoline Inc.[b]	81,492	2,000,629
Westlake Chemical Corp.	101,923	6,732,014
WR Grace & Co.	84,867	5,916,079

		214,903,703
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Clean Harbors Inc.[a,b]	129,753	7,216,862
LSC Communications Inc.	22,637	569,547
Republic Services Inc.	637,739	40,056,387
RR Donnelley & Sons Co.	60,412	731,589
Stericycle Inc.[a]	12,174	1,009,103

		49,583,488
COMMUNICATIONS EQUIPMENT — 1.37%
ARRIS International PLC[a]	392,328	10,377,076
Brocade Communications Systems Inc.	1,091,403	13,620,710
EchoStar Corp. Class Aa	122,554	6,979,450
Harris Corp.	337,731	37,579,328
Juniper Networks Inc.	1,013,042	28,192,959
Motorola Solutions Inc.	394,691	34,030,258

		130,779,781
CONSTRUCTION & ENGINEERING — 0.83%
AECOM[a]	409,818	14,585,423
Chicago Bridge & Iron Co. NVb	280,223	8,616,857
Fluor Corp.	378,619	19,922,932
Jacobs Engineering Group Inc.	322,289	17,816,136
KBR Inc.	384,929	5,785,483
Quanta Services Inc.[a]	282,620	10,488,028
Valmont Industries Inc.	12,042	1,872,531

		79,087,390
CONSTRUCTION MATERIALS — 0.07%
Martin Marietta Materials Inc.	16,248	3,546,126
Vulcan Materials Co.	24,752	2,982,121

		6,528,247
CONSUMER FINANCE — 1.41%
Ally Financial Inc.	1,204,163	24,480,634
Navient Corp.	813,024	12,000,234
OneMain Holdings Inc.[a]	142,614	3,543,958
Santander Consumer USA Holdings Inc.[a]	283,618	3,777,792
SLM Corp.[a,b]	1,147,321	13,882,584
Synchrony Financial	2,258,796	77,476,703

		135,161,905
CONTAINERS & PACKAGING — 1.36%
AptarGroup Inc.	124,596	9,592,646
Avery Dennison Corp.	13,701	1,104,301
Bemis Co. Inc.	216,936	10,599,493
Graphic Packaging Holding Co.	255,357	3,286,445
International Paper Co.	1,108,736	56,301,614
Sonoco Products Co.	267,281	14,144,510
WestRock Co.	677,762	35,263,957

		130,292,966

Security	Shares	Value
DISTRIBUTORS — 0.02%
Genuine Parts Co.	22,606	$2,089,020
		2,089,020

DIVERSIFIED CONSUMER SERVICES — 0.21%
Graham Holdings Co. Class B	11,671	6,997,348
H&R Block Inc.	558,657	12,988,775

		19,986,123
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Leucadia National Corp.	891,937	23,190,362
Voya Financial Inc.	512,563	19,456,891

		42,647,253
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.90%
CenturyLink Inc.	1,456,264	34,324,142
Frontier Communications Corp.	3,144,806	6,729,885
Level 3 Communications Inc.[a]	789,309	45,164,261

		86,218,288
ELECTRIC UTILITIES — 4.64%
Alliant Energy Corp.	616,375	24,414,614
Avangrid Inc.	151,719	6,484,470
Edison International	854,855	68,055,006
Entergy Corp.	484,437	36,797,834
Eversource Energy	857,114	50,381,161
FirstEnergy Corp.	1,151,978	36,655,940
Great Plains Energy Inc.	579,361	16,928,928
Hawaiian Electric Industries Inc.	289,447	9,641,480
OGE Energy Corp.	541,145	18,929,252
Pinnacle West Capital Corp.	300,447	25,051,271
PPL Corp.	1,833,079	68,538,824
Westar Energy Inc.	384,151	20,847,875
Xcel Energy Inc.	1,373,133	61,035,762

		443,762,417
ELECTRICAL EQUIPMENT — 0.57%
AMETEK Inc.	509,396	27,548,136
Hubbell Inc.	53,005	6,363,250
Regal Beloit Corp.	119,676	9,053,489
Rockwell Automation Inc.	72,790	11,334,131

		54,299,006
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.01%
Arrow Electronics Inc.[a]	247,210	18,147,686
Avnet Inc.	345,004	15,787,383
Dolby Laboratories Inc. Class A	136,667	7,162,717
Fitbit Inc. Class Aa	63,065	373,345
FLIR Systems Inc.	368,843	13,381,624
IPG Photonics Corp.[a,b]	15,320	1,849,124
Jabil Circuit Inc.	503,291	14,555,176
Keysight Technologies Inc.[a]	461,662	16,684,464
National Instruments Corp.	59,589	1,940,218
Trimble Inc.[a,b]	141,796	4,538,890
Zebra Technologies Corp. Class Aa,b	25,579	2,334,084

		96,754,711

60

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.31%
Baker Hughes Inc.	1,183,720	$70,810,131
Diamond Offshore Drilling Inc.[a,b]	174,114	2,909,445
Dril-Quip Inc.[a,b]	101,883	5,557,718
Ensco PLC Class A	811,298	7,261,117
Frank’s International NVb	96,143	1,016,232
Helmerich & Payne Inc.	261,420	17,402,729
Nabors Industries Ltd.	741,597	9,692,673
National Oilwell Varco Inc.	1,021,442	40,949,610
Noble Corp. PLC[b]	652,839	4,041,074
Oceaneering International Inc.	263,905	7,146,547
Patterson-UTI Energy Inc.	445,264	10,806,557
Rowan Companies PLC Class Aa	338,642	5,276,042
RPC Inc.[b]	156,851	2,871,942
Superior Energy Services Inc.[a,b]	405,089	5,776,569
Transocean Ltd.[a]	929,812	11,576,159
Weatherford International PLC[a,b]	2,631,971	17,502,607

		220,597,152
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.62%
Alexandria Real Estate Equities Inc.[b]	213,764	23,625,197
American Campus Communities Inc.	351,610	16,733,120
American Homes 4 Rent Class A	448,392	10,295,080
Apartment Investment & Management Co. Class Ab	423,465	18,780,673
Apple Hospitality REIT Inc.[b]	442,979	8,460,899
AvalonBay Communities Inc.[b]	370,334	67,993,322
Boston Properties Inc.	343,158	45,437,551
Brandywine Realty Trust[b]	463,607	7,524,342
Brixmor Property Group Inc.	514,846	11,048,595
Camden Property Trust[b]	232,217	18,684,180
Care Capital Properties Inc.[b]	204,351	5,490,911
Colony NorthStar Inc. Class Ab	977,677	12,621,810
Columbia Property Trust Inc.[b]	333,486	7,420,063
CoreCivic Inc.[b]	314,349	9,876,846
Corporate Office Properties Trust[b]	254,543	8,425,373
CubeSmart	153,404	3,982,368
CyrusOne Inc.[b]	27,030	1,391,234
DCT Industrial Trust Inc.[b]	242,367	11,662,700
DDR Corp.[b]	828,167	10,376,933
Digital Realty Trust Inc.[b]	128,111	13,629,729
Douglas Emmett Inc.	376,223	14,446,963
Duke Realty Corp.	937,878	24,638,055
Empire State Realty Trust Inc. Class A	126,836	2,617,895
EPR Properties[b]	169,757	12,499,208
Equity Commonwealth[a,b]	328,770	10,264,199
Essex Property Trust Inc.	103,045	23,858,009
Forest City Realty Trust Inc. Class A	614,888	13,392,261
GGP Inc.	1,557,074	36,092,975
HCP Inc.	1,265,601	39,587,999
Healthcare Trust of America Inc. Class Ab	96,600	3,039,036
Highwoods Properties Inc.	257,799	12,665,665
Hospitality Properties Trust	417,923	13,177,112
Host Hotels & Resorts Inc.[b]	1,992,279	37,175,926
Invitation Homes Inc.[a]	210,239	4,589,517
Kilroy Realty Corp.	260,136	18,750,603
Kimco Realty Corp.	1,088,012	24,034,185
Liberty Property Trust[b]	393,265	15,160,366

Security	Shares	Value
Life Storage Inc.	42,682	$3,505,046
Macerich Co. (The)	386,756	24,907,086
Mid-America Apartment Communities Inc.	305,039	31,034,668
National Retail Properties Inc.[b]	388,696	16,954,920
Omega Healthcare Investors Inc.[b]	311,787	10,285,853
Outfront Media Inc.[b]	312,143	8,287,397
Paramount Group Inc.[b]	485,750	7,874,007
Park Hotels & Resorts Inc.	36,812	944,964
Piedmont Office Realty Trust Inc. Class Ab	390,552	8,350,002
Prologis Inc.	1,410,278	73,165,223
Quality Care Properties Inc.[a]	252,804	4,767,883
Rayonier Inc.	330,605	9,369,346
Realty Income Corp.[b]	732,631	43,613,523
Regency Centers Corp.[b]	342,800	22,758,492
Retail Properties of America Inc. Class A	639,363	9,219,614
SBA Communications Corp.[a]	121,707	14,649,872
Senior Housing Properties Trust	559,743	11,334,796
SL Green Realty Corp.[b]	264,633	28,215,170
Spirit Realty Capital Inc.	1,290,559	13,073,363
STORE Capital Corp.	432,874	10,337,031
Sun Communities Inc.	180,123	14,469,281
Tanger Factory Outlet Centers Inc.[b]	24,470	801,882
Taubman Centers Inc.	79,264	5,233,009
UDR Inc.	718,219	26,042,621
Uniti Group Inc.[a]	329,143	8,508,347
Ventas Inc.	626,996	40,779,820
VEREIT Inc.[b]	2,628,126	22,312,790
Vornado Realty Trust	463,352	46,478,839
Weingarten Realty Investors[b]	313,458	10,466,363
Welltower Inc.[b]	964,950	68,337,759
Weyerhaeuser Co.	2,003,249	68,070,401
WP Carey Inc.	278,674	17,339,096

		1,300,939,364
FOOD & STAPLES RETAILING — 0.22%
Whole Foods Market Inc.	720,448	21,411,715

		21,411,715
FOOD PRODUCTS — 2.01%
Bunge Ltd.	376,216	29,818,880
Conagra Brands Inc.	247,100	9,968,014
Flowers Foods Inc.	39,789	772,305
Hain Celestial Group Inc. (The)[a,b]	69,845	2,598,234
Hormel Foods Corp.	92,438	3,201,128
Ingredion Inc.	56,817	6,842,471
JM Smucker Co. (The)	313,114	41,042,983
Kellogg Co.	51,472	3,737,382
Lamb Weston Holdings Inc.	82,416	3,466,417
Mead Johnson Nutrition Co.	324,162	28,876,351
Pilgrim’s Pride Corp.[b]	136,271	3,066,779
Pinnacle Foods Inc.	314,146	18,179,629
Post Holdings Inc.[a,b]	72,799	6,371,369
TreeHouse Foods Inc.[a]	101,246	8,571,486
Tyson Foods Inc. Class A	420,255	25,933,936

		192,447,364
GAS UTILITIES — 0.59%
Atmos Energy Corp.	274,498	21,682,597
National Fuel Gas Co.	198,299	11,822,586
UGI Corp.	466,597	23,049,892

		56,555,075

61

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.05%
Alere Inc.[a]	191,967	$7,626,849
Cooper Companies Inc. (The)	28,535	5,703,861
DENTSPLY SIRONA Inc.	621,880	38,830,187
Hill-Rom Holdings Inc.	11,707	826,514
Teleflex Inc.	95,934	18,585,294
Zimmer Biomet Holdings Inc.	234,580	28,644,564

		100,217,269
HEALTH CARE PROVIDERS & SERVICES — 1.48%
Acadia Healthcare Co. Inc.[a,b]	129,085	5,628,106
Brookdale Senior Living Inc.[a,b]	496,978	6,674,415
Centene Corp.[a,b]	118,861	8,470,035
DaVita Inc.[a]	260,529	17,708,156
Envision Healthcare Corp.[a]	91,210	5,592,997
Laboratory Corp. of America Holdings[a]	153,377	22,004,998
LifePoint Health Inc.[a,b]	100,360	6,573,580
MEDNAX Inc.[a,b]	73,486	5,098,459
Premier Inc.[a,b]	86,078	2,739,863
Quest Diagnostics Inc.	383,112	37,617,767
Universal Health Services Inc. Class B	174,763	21,749,255
WellCare Health Plans Inc.[a]	9,541	1,337,744

		141,195,375
HEALTH CARE TECHNOLOGY — 0.07%
Allscripts Healthcare Solutions Inc.[a,b]	503,527	6,384,722

		6,384,722
HOTELS, RESTAURANTS & LEISURE — 1.62%
Aramark	371,018	13,679,434
Choice Hotels International Inc.	27,949	1,749,607
Extended Stay America Inc.	170,614	2,719,587
Hilton Grand Vacations Inc.[a,b]	16,994	487,048
Hilton Worldwide Holdings Inc.	56,704	3,314,916
Hyatt Hotels Corp. Class Aa,b	82,760	4,467,385
International Game Technology PLC	253,644	6,011,363
Marriott International Inc./MD Class A	214,567	20,207,920
MGM Resorts International	1,168,500	32,016,900
Norwegian Cruise Line Holdings Ltd.[a]	388,531	19,710,177
Royal Caribbean Cruises Ltd.	455,211	44,660,751
Wendy’s Co. (The)	243,157	3,309,367
Wynn Resorts Ltd.	18,829	2,157,992

		154,492,447
HOUSEHOLD DURABLES — 1.15%
CalAtlantic Group Inc.	176,664	6,616,067
DR Horton Inc.	409,745	13,648,606
Garmin Ltd.	299,851	15,325,385
Lennar Corp. Class A	232,718	11,912,834
Lennar Corp. Class B	13,317	556,650
Mohawk Industries Inc.[a]	34,751	7,975,007
PulteGroup Inc.	606,326	14,278,977
Toll Brothers Inc.[a]	221,055	7,982,296
Whirlpool Corp.	181,472	31,091,598

		109,387,420

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.14%
Clorox Co. (The)	51,723	$6,973,812
Energizer Holdings Inc.	114,121	6,362,246

		13,336,058
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
AES Corp./VA	1,793,143	20,047,339
Calpine Corp.[a,b]	962,404	10,634,564
NRG Energy Inc.	848,552	15,867,922

		46,549,825
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	118,067	12,563,510
Roper Technologies Inc.	132,274	27,313,258

		39,876,768
INSURANCE — 7.32%
Alleghany Corp.[a]	36,832	22,639,157
Allied World Assurance Co. Holdings AG	235,466	12,503,245
American Financial Group Inc./OH	183,974	17,554,799
American National Insurance Co.	19,948	2,354,462
AmTrust Financial Services Inc.	221,207	4,083,481
Arch Capital Group Ltd.[a]	310,551	29,430,918
Arthur J Gallagher & Co.	148,609	8,402,353
Aspen Insurance Holdings Ltd.	161,247	8,392,906
Assurant Inc.	153,192	14,655,879
Assured Guaranty Ltd.	333,956	12,393,107
Athene Holding Ltd. Class Aa	73,178	3,658,168
Axis Capital Holdings Ltd.	231,385	15,509,737
Brown & Brown Inc.	294,459	12,284,830
Cincinnati Financial Corp.	406,149	29,352,388
CNA Financial Corp.	73,244	3,235,188
Erie Indemnity Co. Class A	17,606	2,160,256
Everest Re Group Ltd.	104,241	24,372,588
First American Financial Corp.	285,957	11,232,391
FNF Group	711,510	27,706,199
Hanover Insurance Group Inc. (The)	113,811	10,249,819
Hartford Financial Services Group Inc. (The)	995,049	47,832,005
Lincoln National Corp.	469,680	30,740,556
Loews Corp.	758,192	35,460,640
Markel Corp.[a]	36,947	36,055,099
Mercury General Corp.	73,215	4,465,383
Old Republic International Corp.	650,634	13,324,984
Principal Financial Group Inc.	722,581	45,602,087
ProAssurance Corp.	139,056	8,378,124
Progressive Corp. (The)	1,419,645	55,621,691
Reinsurance Group of America Inc.	171,350	21,758,023
RenaissanceRe Holdings Ltd.	98,108	14,191,322
Torchmark Corp.	322,186	24,821,210
Unum Group	645,326	30,259,336
Validus Holdings Ltd.	202,354	11,410,742
White Mountains Insurance Group Ltd.	11,410	10,039,431
WR Berkley Corp.	260,503	18,399,327
XL Group Ltd.	473,744	18,883,436

		699,415,267

62

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.24%
Liberty Expedia Holdings Inc. Class Aa	116,873	$5,315,384
Liberty Interactive Corp. QVC Group Series Aa,b	493,208	9,874,024
Liberty Ventures Series Aa	175,122	7,789,427

		22,978,835
INTERNET SOFTWARE & SERVICES — 0.19%
Akamai Technologies Inc.[a,b]	52,066	3,108,340
CommerceHub Inc. Series Aa,b	29,278	453,223
CommerceHub Inc. Series Ca,b	62,952	977,645
IAC/InterActiveCorp[a]	40,982	3,021,193
Nutanix Inc. Class Aa,b	8,506	159,658
Pandora Media Inc.[a,b]	83,555	986,784
Twilio Inc. Class Aa,b	13,784	397,944
Twitter Inc.[a,b]	200,903	3,003,500
Yelp Inc.[a]	41,952	1,373,928
Zillow Group Inc. Class Aa,b	43,042	1,455,250
Zillow Group Inc. Class Ca,b	85,121	2,866,024

		17,803,489
IT SERVICES — 1.08%
Amdocs Ltd.	401,557	24,490,961
Booz Allen Hamilton Holding Corp.	18,817	665,934
Computer Sciences Corp.	375,636	25,922,640
Conduent Inc.[a,b]	550,702	9,240,780
CoreLogic Inc./U.S.[a]	97,671	3,977,163
Fidelity National Information Services Inc.	379,263	30,196,920
Leidos Holdings Inc.	176,359	9,018,999

		103,513,397
LEISURE PRODUCTS — 0.06%
Brunswick Corp./DE	45,580	2,789,496
Vista Outdoor Inc.[a,b]	134,888	2,777,344

		5,566,840
LIFE SCIENCES TOOLS & SERVICES — 0.93%
Agilent Technologies Inc.	649,611	34,344,934
Bio-Rad Laboratories Inc. Class Aa,b	55,858	11,134,734
Patheon NVa,b	37,184	979,427
PerkinElmer Inc.	230,832	13,402,106
QIAGEN NV	593,126	17,182,860
Quintiles IMS Holdings Inc.[a]	76,395	6,152,089
VWR Corp.[a,b]	198,116	5,586,871

		88,783,021
MACHINERY — 4.70%
AGCO Corp.	187,416	11,278,695
Allison Transmission Holdings Inc.	380,819	13,732,333
Colfax Corp.[a,b]	264,787	10,395,538
Crane Co.	131,170	9,815,451
Cummins Inc.	426,486	64,484,683
Donaldson Co. Inc.	26,981	1,228,175
Dover Corp.	415,292	33,368,712
Flowserve Corp.	137,400	6,652,908
IDEX Corp.	14,285	1,335,791
Ingersoll-Rand PLC	345,682	28,110,860

Security	Shares	Value
ITT Inc.	243,194	$9,975,818
Lincoln Electric Holdings Inc.	60,825	5,283,260
Oshkosh Corp.	195,834	13,432,254
PACCAR Inc.	843,110	56,656,992
Parker-Hannifin Corp.	360,431	57,784,298
Pentair PLC	448,181	28,136,803
Snap-on Inc.	41,760	7,043,659
Stanley Black & Decker Inc.	355,249	47,201,935
Terex Corp.	284,958	8,947,681
Timken Co. (The)	189,475	8,564,270
Trinity Industries Inc.	402,115	10,676,153
Welbilt Inc.[a,b]	190,760	3,744,619
Xylem Inc./NY	230,746	11,588,064

		449,438,952
MARINE — 0.10%
Kirby Corp.[a,b]	141,943	10,014,079

		10,014,079
MEDIA — 1.39%
Clear Channel Outdoor Holdings Inc. Class A	48,741	294,883
Discovery Communications Inc. Class Aa,b	29,184	848,963
Discovery Communications Inc. Class C NVS[a]	45,751	1,295,211
John Wiley & Sons Inc. Class A	119,689	6,439,268
Liberty Broadband Corp. Class Aa,b	68,499	5,828,580
Liberty Broadband Corp. Class Ca	280,029	24,194,506
Liberty Media Corp.-Liberty SiriusXM Class Aa	244,835	9,528,978
Liberty Media Corp.-Liberty SiriusXM Class Ca	498,248	19,322,057
Lions Gate Entertainment Corp. Class A	44,845	1,191,083
Lions Gate Entertainment Corp. Class Ba,b	44,845	1,093,321
Live Nation Entertainment Inc.[a,b]	152,123	4,619,976
Madison Square Garden Co. (The)[a]	47,041	9,394,558
News Corp. Class A	1,022,484	13,292,292
News Corp. Class B	327,165	4,416,727
Regal Entertainment Group Class A	157,032	3,545,783
TEGNA Inc.	586,022	15,013,884
Tribune Media Co. Class A	181,783	6,775,052
Viacom Inc. Class A	3,662	178,522
Viacom Inc. Class B NVS	110,019	5,129,086

		132,402,730
METALS & MINING — 2.37%
Alcoa Corp.	394,321	13,564,642
Compass Minerals International Inc.[b]	90,673	6,152,163
Freeport-McMoRan Inc.[a]	2,809,161	37,530,391
Newmont Mining Corp.	1,435,501	47,314,113
Nucor Corp.	858,839	51,289,865
Reliance Steel & Aluminum Co.	186,989	14,962,860
Royal Gold Inc.	163,685	11,466,134
Southern Copper Corp.	126,294	4,532,692
Steel Dynamics Inc.	537,463	18,682,214
Tahoe Resources Inc.	809,793	6,502,638
U.S. Steel Corp.	414,046	13,998,895

		225,996,607
MORTGAGE REAL ESTATE INVESTMENT — 0.95%
AGNC Investment Corp.	901,626	17,933,341
Annaly Capital Management Inc.	2,745,746	30,505,238
Chimera Investment Corp.[b]	505,199	10,194,916

63

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
MFA Financial Inc.	997,184	$8,057,247
Starwood Property Trust Inc.[b]	673,146	15,199,636
Two Harbors Investment Corp.[b]	932,273	8,940,498

		90,830,876
MULTI-UTILITIES — 4.95%
Ameren Corp.	656,687	35,848,543
CenterPoint Energy Inc.	1,168,705	32,221,197
CMS Energy Corp.	753,664	33,718,927
Consolidated Edison Inc.	824,209	64,008,071
DTE Energy Co.	483,645	49,384,991
MDU Resources Group Inc.	522,079	14,289,302
NiSource Inc.	874,034	20,793,269
Public Service Enterprise Group Inc.	1,367,217	60,636,074
SCANA Corp.	353,290	23,087,502
Sempra Energy	674,855	74,571,478
Vectren Corp.	223,440	13,095,818
WEC Energy Group Inc.	853,489	51,747,038

		473,402,210
MULTILINE RETAIL — 0.53%
Dillard’s Inc. Class A	47,717	2,492,736
JC Penney Co. Inc.[a,b]	829,083	5,107,151
Kohl’s Corp.	464,040	18,473,433
Macy’s Inc.	832,042	24,661,725

		50,735,045
OIL, GAS & CONSUMABLE FUELS — 7.27%
Antero Resources Corp.[a,b]	484,168	11,043,872
Cabot Oil & Gas Corp.	366,408	8,760,815
Cheniere Energy Inc.[a]	540,580	25,553,217
Chesapeake Energy Corp.[a,b]	1,501,720	8,920,217
Cimarex Energy Co.	213,695	25,534,416
Concho Resources Inc.[a]	380,305	48,808,344
CONSOL Energy Inc.[b]	610,826	10,249,660
Continental Resources Inc./OKa,b	129,601	5,886,477
Devon Energy Corp.	1,287,255	53,704,279
Diamondback Energy Inc.[a]	184,485	19,133,862
Energen Corp.[a]	260,898	14,203,287
EQT Corp.	467,028	28,535,411
Extraction Oil & Gas Inc.[a,b]	106,438	1,974,425
Gulfport Energy Corp.[a]	427,389	7,346,817
Hess Corp.	761,208	36,697,838
HollyFrontier Corp.	436,174	12,361,171
Kosmos Energy Ltd.[a,b]	423,925	2,823,341
Laredo Petroleum Inc.[a,b]	387,003	5,650,244
Marathon Oil Corp.	2,293,020	36,229,716
Marathon Petroleum Corp.	1,420,881	71,811,326
Murphy Oil Corp.	439,242	12,557,929
Newfield Exploration Co.[a]	398,295	14,701,068
Noble Energy Inc.	1,149,151	39,461,845
Parsley Energy Inc. Class Aa	548,832	17,842,528
PBF Energy Inc.	293,085	6,497,694
QEP Resources Inc.[a]	642,871	8,170,890
Range Resources Corp.	550,226	16,011,577
Rice Energy Inc.[a]	294,742	6,985,385
SM Energy Co.	259,964	6,244,335
Targa Resources Corp.	478,885	28,685,211
Tesoro Corp.	321,866	26,090,458
Whiting Petroleum Corp.[a]	543,453	5,141,065

Security	Shares	Value
Williams Companies Inc. (The)	1,686,937	$49,916,466
World Fuel Services Corp.	185,838	6,736,628
WPX Energy Inc.[a]	1,047,287	14,023,173

		694,294,987
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	169,346	6,184,516

		6,184,516
PERSONAL PRODUCTS — 0.40%
Coty Inc. Class A	1,171,040	21,230,955
Edgewell Personal Care Co.[a]	158,746	11,610,682
Nu Skin Enterprises Inc. Class A	99,677	5,536,061

		38,377,698
PHARMACEUTICALS — 0.46%
Endo International PLC[a]	549,690	6,134,540
Mallinckrodt PLC[a,b]	294,493	13,125,553
Perrigo Co. PLC	373,722	24,811,404

		44,071,497
PROFESSIONAL SERVICES — 0.35%
Dun & Bradstreet Corp. (The)	58,348	6,298,083
ManpowerGroup Inc.	180,177	18,480,755
Nielsen Holdings PLC	211,854	8,751,689

		33,530,527
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
Howard Hughes Corp. (The)[a,b]	97,276	11,405,611
Jones Lang LaSalle Inc.	121,204	13,508,186
Realogy Holdings Corp.	389,498	11,603,145

		36,516,942
ROAD & RAIL — 0.61%
AMERCO	6,334	2,414,458
Genesee & Wyoming Inc. Class Aa	163,047	11,064,369
Hertz Global Holdings Inc.[a,b]	156,065	2,737,380
Kansas City Southern	292,086	25,049,295
Old Dominion Freight Line Inc.	68,814	5,888,414
Ryder System Inc.	144,038	10,866,227

		58,020,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Analog Devices Inc.	907,399	74,361,348
Cree Inc.[a,b]	169,724	4,536,723
Cypress Semiconductor Corp.	839,652	11,553,611
First Solar Inc.[a,b]	204,228	5,534,579
Lam Research Corp.	86,489	11,101,728
Marvell Technology Group Ltd.	1,083,316	16,531,402
Micron Technology Inc.[a]	2,796,267	80,812,116
ON Semiconductor Corp.[a]	998,612	15,468,500
Qorvo Inc.[a]	313,267	21,477,585
Skyworks Solutions Inc.	41,863	4,101,737
SunPower Corp.[a,b]	156,619	955,376
Teradyne Inc.	546,218	16,987,380
Xilinx Inc.	470,308	27,226,130

		290,648,215

64

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Security	Shares	Value
SOFTWARE — 1.53%
ANSYS Inc.[a]	177,229	$18,940,463
Autodesk Inc.[a]	103,998	8,992,707
CA Inc.	790,842	25,085,508
FireEye Inc.[a,b]	313,304	3,950,763
Nuance Communications Inc.[a,b]	146,777	2,540,710
PTC Inc.[a]	170,774	8,974,174
SS&C Technologies Holdings Inc.	36,508	1,292,383
Symantec Corp.	1,423,593	43,675,833
Synopsys Inc.[a]	370,819	26,747,175
Zynga Inc. Class Aa,b	1,949,877	5,557,150

		145,756,866
SPECIALTY RETAIL — 1.93%
AutoNation Inc.[a,b]	105,896	4,478,342
Bed Bath & Beyond Inc.	358,632	14,151,619
Best Buy Co. Inc.	750,193	36,871,986
Burlington Stores Inc.[a]	80,872	7,868,037
Cabela’s Inc.[a]	117,977	6,265,759
CST Brands Inc.	200,570	9,645,411
Dick’s Sporting Goods Inc.	51,426	2,502,389
Foot Locker Inc.	36,945	2,763,855
GameStop Corp. Class A	275,678	6,216,539
Gap Inc. (The)	560,307	13,609,857
L Brands Inc.	538,419	25,359,535
Michaels Companies Inc. (The)[a,b]	57,892	1,296,202
Murphy USA Inc.[a,b]	36,491	2,679,169
Penske Automotive Group Inc.	103,273	4,834,209
Signet Jewelers Ltd.	16,060	1,112,476
Staples Inc.	1,737,085	15,234,235
Tiffany & Co.	296,598	28,265,789
Urban Outfitters Inc.[a,b]	53,273	1,265,767

		184,421,176
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.19%
NetApp Inc.	733,832	30,710,869
Western Digital Corp.	762,092	62,895,453
Xerox Corp.	2,719,323	19,959,831

		113,566,153
TEXTILES, APPAREL & LUXURY GOODS — 0.62%
Coach Inc.	613,349	25,349,714
PVH Corp.	218,979	22,657,757
Ralph Lauren Corp.	142,978	11,669,865

		59,677,336
THRIFTS & MORTGAGE FINANCE — 0.21%
New York Community Bancorp. Inc.	1,277,671	17,849,064
TFS Financial Corp.	154,104	2,561,208

		20,410,272
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	130,702	5,064,702
Herc Holdings Inc.[a,b]	54,546	2,666,754

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	69,092	$7,099,894
United Rentals Inc.[a,b]	34,717	4,341,361
WESCO International Inc.[a]	130,433	9,071,615

		28,244,326
TRANSPORTATION INFRASTRUCTURE — 0.17%
Macquarie Infrastructure Corp.	200,852	16,184,654

		16,184,654
WATER UTILITIES — 0.55%
American Water Works Co. Inc.	481,935	37,480,085
Aqua America Inc.	477,886	15,364,035

		52,844,120
WIRELESS TELECOMMUNICATION SERVICES — 0.27%
Sprint Corp.[a,b]	2,060,459	17,884,784
Telephone & Data Systems Inc.	256,974	6,812,381
U.S. Cellular Corp.[a,b]	36,831	1,374,901

		26,072,066

TOTAL COMMON STOCKS
(Cost: $8,243,059,620)		9,531,962,065

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.13%[c,d,e]	290,568,296	290,684,523
BlackRock Cash Funds: Treasury, SL Agency Shares
0.66%[c,d]	10,776,619	10,776,619

		301,461,142

TOTAL SHORT-TERM INVESTMENTS
(Cost: $301,369,425)		301,461,142

TOTAL INVESTMENTS IN SECURITIES — 102.91%
(Cost: $8,544,429,045)		9,833,423,207
Other Assets, Less Liabilities — (2.91)%		(278,119,832)

NET ASSETS — 100.00%		$9,555,303,375

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.

65

Schedule of Investments  (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

March 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of March 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	30	Jun. 2017	Chicago Mercantile	$3,512,555	$3,538,800	$26,245
S&P MidCap 400 E-Mini	108	Jun. 2017	Chicago Mercantile	18,296,005	18,556,560	260,555

			Net unrealized appreciation			$286,800

66

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: May 30, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 30, 2017